JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	113,785	2,581,775
Total Investment Companies (cost $2,766,189)		2,581,775
Total Investments 100.0% (cost $2,766,189)		2,581,775
Other Assets and Liabilities, Net (0.0)%		(881)
Total Net Assets 100.0%		2,580,894

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	22,517	218,189
Total Investment Companies (cost $228,575)		218,189
Total Investments 100.0% (cost $228,575)		218,189
Other Assets and Liabilities, Net (0.0)%		(69)
Total Net Assets 100.0%		218,120

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	32,470	362,038
Total Investment Companies (cost $353,976)		362,038
Total Investments 100.0% (cost $353,976)		362,038
Other Assets and Liabilities, Net (0.0)%		(144)
Total Net Assets 100.0%		361,894

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	36,347	357,658
Total Investment Companies (cost $429,884)		357,658
Total Investments 100.0% (cost $429,884)		357,658
Other Assets and Liabilities, Net (0.0)%		(123)
Total Net Assets 100.0%		357,535

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	23,793	788,493
Total Investment Companies (cost $811,418)		788,493
Total Investments 100.0% (cost $811,418)		788,493
Other Assets and Liabilities, Net (0.0)%		(291)
Total Net Assets 100.0%		788,202

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	37,883	657,269
Total Investment Companies (cost $827,994)		657,269
Total Investments 100.0% (cost $827,994)		657,269
Other Assets and Liabilities, Net (0.0)%		(222)
Total Net Assets 100.0%		657,047

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	45,457	3,884,770
Total Investment Companies (cost $4,281,398)		3,884,770
Total Investments 100.0% (cost $4,281,398)		3,884,770
Other Assets and Liabilities, Net (0.0)%		(1,127)
Total Net Assets 100.0%		3,883,643

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	168,265	8,944,968
Total Investment Companies (cost $8,277,142)		8,944,968
Total Investments 100.0% (cost $8,277,142)		8,944,968
Other Assets and Liabilities, Net (0.0)%		(3,268)
Total Net Assets 100.0%		8,941,700

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	87,567	1,474,628
Total Investment Companies (cost $1,671,877)		1,474,628
Total Investments 100.0% (cost $1,671,877)		1,474,628
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		1,474,083

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	58,253	1,385,246
Total Investment Companies (cost $1,385,377)		1,385,246
Total Investments 100.0% (cost $1,385,377)		1,385,246
Other Assets and Liabilities, Net (0.0)%		(576)
Total Net Assets 100.0%		1,384,670

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	269,191	3,456,411
Total Investment Companies (cost $3,618,351)		3,456,411
Total Investments 100.0% (cost $3,618,351)		3,456,411
Other Assets and Liabilities, Net (0.0)%		(1,379)
Total Net Assets 100.0%		3,455,032

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.4%) (a)	116,172	1,047,871
Total Investment Companies (cost $1,158,335)		1,047,871
Total Investments 100.0% (cost $1,158,335)		1,047,871
Other Assets and Liabilities, Net (0.0)%		(227)
Total Net Assets 100.0%		1,047,644

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.9%) (a)	109,020	851,444
Total Investment Companies (cost $1,077,666)		851,444
Total Investments 100.0% (cost $1,077,666)		851,444
Other Assets and Liabilities, Net (0.0)%		(244)
Total Net Assets 100.0%		851,200

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.8%) (a)	240,345	2,220,784
Total Investment Companies (cost $2,387,827)		2,220,784
Total Investments 100.0% (cost $2,387,827)		2,220,784
Other Assets and Liabilities, Net (0.0)%		(506)
Total Net Assets 100.0%		2,220,278

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.9%) (a)	335,029	3,152,624
Total Investment Companies (cost $3,345,110)		3,152,624
Total Investments 100.0% (cost $3,345,110)		3,152,624
Other Assets and Liabilities, Net (0.0)%		(595)
Total Net Assets 100.0%		3,152,029

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.9%) (a)	262,932	2,366,386
Total Investment Companies (cost $2,625,270)		2,366,386
Total Investments 100.0% (cost $2,625,270)		2,366,386
Other Assets and Liabilities, Net (0.0)%		(452)
Total Net Assets 100.0%		2,365,934

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 51.2%
JNL Multi-Manager Mid Cap Fund - Class I (8.4%) (a)	7,057	124,477
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	819	31,456
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,399	40,981
JNL Multi-Manager U.S. Select Equity Fund - Class I (20.6%) (a)	7,040	69,630
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (35.7%) (a)	6,157	28,566
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.0%) (a)	2,816	56,035
JNL/JPMorgan U.S. Value Fund - Class I (5.0%) (a)	5,386	80,797
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (8.9%) (a)	7,375	84,515
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	815	47,771
JNL/T. Rowe Price Value Fund - Class I (1.6%) (a)	3,211	74,314
JNL/WMC Equity Income Fund - Class I (6.4%) (a)	5,031	79,892
		718,434
International Equity 16.8%
JNL Multi-Manager International Small Cap Fund - Class I (8.3%) (a)	5,157	51,621
JNL/Causeway International Value Select Fund - Class I (5.5%) (a)	4,986	89,245
JNL/WCM Focused International Equity Fund - Class I (6.5%) (a)	6,133	94,445
		235,311
Global Equity 10.2%
JNL/Harris Oakmark Global Equity Fund - Class I (10.1%) (a)	6,237	78,896
JNL/Loomis Sayles Global Growth Fund - Class I (10.3%) (a)	4,558	63,994
		142,890
Alternative 9.8%
JNL Multi-Manager Alternative Fund - Class I (1.9%) (a)	1,873	20,978
JNL/Blackrock Global Natural Resources Fund - Class I (1.2%) (a)	1,283	16,839
JNL/First Sentier Global Infrastructure Fund - Class I (4.5%) (a)	2,396	41,828
JNL/Heitman U.S. Focused Real Estate Fund - Class I (9.0%) (a)	2,221	20,346
JNL/Neuberger Berman Commodity Strategy Fund - Class I (9.5%) (a)	1,623	26,736
JNL/Westchester Capital Event Driven Fund - Class I (7.9%) (a)	865	10,331
		137,058
Emerging Markets Equity 6.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.3%) (a)	3,867	31,667
JNL/GQG Emerging Markets Equity Fund - Class I (8.0%) (a)	4,738	54,489
		86,156
Domestic Fixed Income 5.9%
JNL/DoubleLine Total Return Fund - Class I (2.3%) (a)	4,644	48,672
JNL/Lord Abbett Short Duration Income Fund - Class I (3.4%) (a)	3,415	34,454
		83,126
Total Investment Companies (cost $1,294,837)		1,402,975
Total Investments 100.0% (cost $1,294,837)		1,402,975
Other Assets and Liabilities, Net (0.0)%		(317)
Total Net Assets 100.0%		1,402,658

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 65.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,518	60,860
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	6,962	72,965
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.7%) (a)	4,484	53,223
JNL/Lord Abbett Short Duration Income Fund - Class I (4.0%) (a)	3,963	39,989
JNL/PIMCO Income Fund - Class I (3.6%) (a)	4,671	50,078
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.2%) (a)	2,617	30,465
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,062	12,171
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	3,697	45,653

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.2%) (a)	3,171	33,612
		399,016
Alternative 10.2%
JNL Multi-Manager Alternative Fund - Class I (3.6%) (a)	3,540	39,643
JNL/First Sentier Global Infrastructure Fund - Class I (0.5%) (a)	263	4,593
JNL/Heitman U.S. Focused Real Estate Fund - Class I (1.1%) (a)	272	2,491
JNL/JPMorgan Hedged Equity Fund - Class I (1.0%) (a)	581	7,709
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.7%) (a)	468	7,705
		62,141
Domestic Equity 9.1%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	437	7,711
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	81	3,107
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	270	4,621
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	313	6,231
JNL/JPMorgan U.S. Value Fund - Class I (0.8%) (a)	819	12,282
JNL/Morningstar Wide Moat Index Fund - Class I (1.0%) (a)	817	9,362
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	772	12,261
		55,575
International Equity 5.8%
JNL/Blackrock Global Allocation Fund - Class I (0.9%) (a)	1,696	26,027
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	175	3,126
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	407	6,267
		35,420
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,493	33,828
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.2%) (a)	1,731	18,275
Emerging Markets Equity 1.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	536	6,163
Total Investment Companies (cost $631,579)		610,418
Total Investments 100.0% (cost $631,579)		610,418
Other Assets and Liabilities, Net (0.0)%		(135)
Total Net Assets 100.0%		610,283

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.7%
JNL Multi-Manager Mid Cap Fund - Class I (15.4%) (a)	12,933	228,140
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,546	59,399
JNL Multi-Manager Small Cap Value Fund - Class I (4.9%) (a)	4,664	79,668
JNL Multi-Manager U.S. Select Equity Fund - Class I (33.3%) (a)	11,379	112,542
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (57.0%) (a)	9,838	45,651
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.8%) (a)	4,523	90,011
JNL/JPMorgan U.S. Value Fund - Class I (8.4%) (a)	9,080	136,198
JNL/Morningstar Wide Moat Index Fund - Class I (15.6%) (a)	12,840	147,145
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	1,585	92,904
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	6,232	144,204
	Shares	Value ($)
JNL/WMC Equity Income Fund - Class I (10.8%) (a)	8,552	135,799
		1,271,661
Domestic Fixed Income 17.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.1%) (a)	9,149	123,238
JNL/DoubleLine Total Return Fund - Class I (8.2%) (a)	16,240	170,200
JNL/Lord Abbett Short Duration Income Fund - Class I (10.2%) (a)	10,192	102,840
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.6%) (a)	3,815	44,404
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.2%) (a)	6,273	66,489
		507,171
International Equity 15.8%
JNL Multi-Manager International Small Cap Fund - Class I (14.5%) (a)	9,080	90,886
JNL/Causeway International Value Select Fund - Class I (11.6%) (a)	10,439	186,854
JNL/WCM Focused International Equity Fund - Class I (13.2%) (a)	12,486	192,287
		470,027
Alternative 11.3%
JNL Multi-Manager Alternative Fund - Class I (9.5%) (a)	9,333	104,531
JNL/Blackrock Global Natural Resources Fund - Class I (2.0%) (a)	2,194	28,783
JNL/First Sentier Global Infrastructure Fund - Class I (9.6%) (a)	5,133	89,624
JNL/Heitman U.S. Focused Real Estate Fund - Class I (16.1%) (a)	3,957	36,250
JNL/Neuberger Berman Commodity Strategy Fund - Class I (17.2%) (a)	2,932	48,295
JNL/Westchester Capital Event Driven Fund - Class I (22.1%) (a)	2,431	29,024
		336,507
Global Equity 7.4%
JNL/Harris Oakmark Global Equity Fund - Class I (15.0%) (a)	9,269	117,248
JNL/Loomis Sayles Global Growth Fund - Class I (16.6%) (a)	7,325	102,840
		220,088
Emerging Markets Equity 4.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.5%) (a)	6,424	52,616
JNL/GQG Emerging Markets Equity Fund - Class I (12.9%) (a)	7,632	87,763
		140,379
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.2%) (a)	2,811	29,688
Total Investment Companies (cost $2,885,349)		2,975,521
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mobile Telesystems - ADR (b) (c) (d)	18	-
Public Joint Stock Company Novolipetsk Metallurgical Works (b) (c) (d)	193	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	2	-
Publichnoe Aktsionernoe Obshchestvo "Severstal" (b) (c) (d)	27	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	-	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	18	-
TCS Group Holding PLC - GDR (b) (c) (d)	1	-
Total Common Stocks (cost $2,485)		—
Total Investments 100.0% (cost $2,887,834)		2,975,521
Other Assets and Liabilities, Net (0.0)%		(507)
Total Net Assets 100.0%		2,975,014

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization.  Due to sanctions imposed, the security is unable to be traded.  See Restricted Securities table following the Schedules of Investments.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d)  Non-income producing security.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 47.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.5%) (a)	9,995	134,633
JNL/DoubleLine Total Return Fund - Class I (8.3%) (a)	16,460	172,503
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (10.7%) (a)	12,971	153,965
JNL/Lord Abbett Short Duration Income Fund - Class I (11.7%) (a)	11,659	117,637
JNL/PIMCO Income Fund - Class I (8.5%) (a)	11,002	117,936
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.8%) (a)	6,482	75,452
JNL/PIMCO Real Return Fund - Class I (2.7%) (a)	3,736	42,817
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	9,605	118,626
JNL/T. Rowe Price U.S. High Yield Fund - Class I (16.7%) (a)	8,583	90,977
		1,024,546
Domestic Equity 19.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.3%) (a)	3,588	63,286
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	551	21,164
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,412	41,196
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.0%) (a)	4,116	40,708
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.4%) (a)	1,353	26,926
JNL/JPMorgan U.S. Value Fund - Class I (3.9%) (a)	4,214	63,212
JNL/Morningstar Wide Moat Index Fund - Class I (6.8%) (a)	5,599	64,168
JNL/T. Rowe Price Established Growth Fund - Class I (0.4%) (a)	574	33,627
JNL/WMC Equity Income Fund - Class I (4.6%) (a)	3,611	57,336
		411,623
Alternative 11.2%
JNL Multi-Manager Alternative Fund - Class I (11.7%) (a)	11,584	129,737
JNL/First Sentier Global Infrastructure Fund - Class I (4.7%) (a)	2,478	43,258
JNL/Heitman U.S. Focused Real Estate Fund - Class I (4.1%) (a)	1,019	9,336
JNL/JPMorgan Hedged Equity Fund - Class I (3.4%) (a)	2,068	27,427
JNL/Neuberger Berman Commodity Strategy Fund - Class I (11.0%) (a)	1,886	31,061
		240,819
International Equity 7.9%
JNL Multi-Manager International Small Cap Fund - Class I (2.6%) (a)	1,617	16,190
JNL/Blackrock Global Allocation Fund - Class I (2.2%) (a)	4,247	65,192
JNL/Causeway International Value Select Fund - Class I (2.7%) (a)	2,463	44,094
JNL/WCM Focused International Equity Fund - Class I (3.0%) (a)	2,861	44,065
		169,541
	Shares	Value ($)
Domestic Balanced 6.4%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.2%) (a)	6,032	136,676
Global Equity 2.8%
JNL/Harris Oakmark Global Equity Fund - Class I (4.8%) (a)	2,996	37,899
JNL/Loomis Sayles Global Growth Fund - Class I (3.6%) (a)	1,600	22,469
		60,368
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.7%) (a)	1,971	16,140
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	3,270	37,608
		53,748
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.4%) (a)	5,085	53,696
Total Investment Companies (cost $2,057,428)		2,151,017
Total Investments 100.0% (cost $2,057,428)		2,151,017
Other Assets and Liabilities, Net (0.0)%		(530)
Total Net Assets 100.0%		2,150,487

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 31.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.1%) (a)	13,537	182,347
JNL/DoubleLine Total Return Fund - Class I (11.0%) (a)	21,990	230,454
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (12.8%) (a)	15,492	183,893
JNL/Lord Abbett Short Duration Income Fund - Class I (17.1%) (a)	16,993	171,456
JNL/PIMCO Income Fund - Class I (8.3%) (a)	10,700	114,701
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.0%) (a)	6,599	76,810
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	3,339	38,269
JNL/PPM America Total Return Fund - Class I (7.1%) (a)	8,395	103,675
JNL/T. Rowe Price U.S. High Yield Fund - Class I (21.1%) (a)	10,830	114,801
		1,216,406
Domestic Equity 29.4%
JNL Multi-Manager Mid Cap Fund - Class I (12.8%) (a)	10,738	189,412
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,486	57,100
JNL Multi-Manager Small Cap Value Fund - Class I (4.6%) (a)	4,344	74,192
JNL Multi-Manager U.S. Select Equity Fund - Class I (34.1%) (a)	11,641	115,125
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.6%) (a)	3,400	67,651
JNL/JPMorgan U.S. Value Fund - Class I (8.8%) (a)	9,429	141,432
JNL/Morningstar Wide Moat Index Fund - Class I (12.6%) (a)	10,365	118,785
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	1,706	99,973
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	5,710	132,126
JNL/WMC Equity Income Fund - Class I (10.4%) (a)	8,192	130,092
		1,125,888
Alternative 13.2%
JNL Multi-Manager Alternative Fund - Class I (17.5%) (a)	17,239	193,079
JNL/Blackrock Global Natural Resources Fund - Class I (1.9%) (a)	2,118	27,790
JNL/First Sentier Global Infrastructure Fund - Class I (10.4%) (a)	5,530	96,562
JNL/Heitman U.S. Focused Real Estate Fund - Class I (20.6%) (a)	5,080	46,536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (7.4%) (a)	4,438	58,849
JNL/Neuberger Berman Commodity Strategy Fund - Class I (19.8%) (a)	3,380	55,669
JNL/Westchester Capital Event Driven Fund - Class I (21.8%) (a)	2,398	28,628
		507,113
International Equity 10.8%
JNL Multi-Manager International Small Cap Fund - Class I (9.3%) (a)	5,811	58,164
JNL/Causeway International Value Select Fund - Class I (11.0%) (a)	9,938	177,889
JNL/WCM Focused International Equity Fund - Class I (12.2%) (a)	11,519	177,395
		413,448
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.0%) (a)	10,340	234,305
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	5,882	48,174
JNL/GQG Emerging Markets Equity Fund - Class I (12.7%) (a)	7,471	85,922
		134,096
Global Equity 3.3%
JNL/Harris Oakmark Global Equity Fund - Class I (9.9%) (a)	6,144	77,725
JNL/Loomis Sayles Global Growth Fund - Class I (8.1%) (a)	3,582	50,293
		128,018
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.4%) (a)	7,249	76,554
Total Investment Companies (cost $3,511,118)		3,835,828
Total Investments 100.0% (cost $3,511,118)		3,835,828
Other Assets and Liabilities, Net (0.0)%		(918)
Total Net Assets 100.0%		3,834,910

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.3%
American Funds American Mutual Fund - Class R-6	5,216	253,387
American Funds Insurance Series - Growth Fund - Class 1	3,247	277,467
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	7,635	399,783
American Funds Investment Company of America Fund - Class R-6	9,463	413,452
		1,344,089
Domestic Fixed Income 19.4%
American Funds Inflation Linked Bond Fund - Class R-6	5,426	51,000
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,594	15,481
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,686	67,485
American Funds Insurance Series - The Bond Fund of America - Class 1	24,476	237,174
American Funds Mortgage Fund - Class R-6	13,416	122,753
American Funds Strategic Bond Fund - Class R-6	17,519	169,936
		663,829
Global Equity 17.9%
American Funds Insurance Series - Global Growth Fund - Class 1	9,988	331,002
American Funds SMALLCAP World Fund - Class R-6	4,562	282,959
		613,961
International Equity 12.8%
American Funds EuroPacific Growth Fund - Class R-6	4,043	217,778
	Shares	Value ($)
American Funds International Growth and Income Fund - Class R-6	6,496	221,571
		439,349
Emerging Markets Equity 9.6%
American Funds New World Fund - Class R-6	4,614	326,762
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,442	34,029
Total Investment Companies (cost $3,699,645)		3,422,019
Total Investments 100.0% (cost $3,699,645)		3,422,019
Other Assets and Liabilities, Net (0.0)%		(565)
Total Net Assets 100.0%		3,421,454

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 37.9%
American Funds Inflation Linked Bond Fund - Class R-6	5,251	49,358
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,374	73,519
American Funds Insurance Series - The Bond Fund of America - Class 1	43,165	418,264
American Funds Mortgage Fund - Class R-6	16,094	147,259
American Funds Strategic Bond Fund - Class R-6	25,413	246,511
		934,911
Domestic Equity 29.8%
American Funds American Mutual Fund - Class R-6	3,021	146,753
American Funds Insurance Series - Growth Fund - Class 1	1,534	131,055
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,237	221,844
American Funds Investment Company of America Fund - Class R-6	5,411	236,424
		736,076
Global Equity 13.4%
American Funds Insurance Series - Global Growth Fund - Class 1	4,911	162,763
American Funds SMALLCAP World Fund - Class R-6	2,714	168,327
		331,090
International Equity 9.8%
American Funds EuroPacific Growth Fund - Class R-6	2,323	125,164
American Funds International Growth and Income Fund - Class R-6	3,439	117,316
		242,480
Emerging Markets Equity 7.1%
American Funds New World Fund - Class R-6	2,454	173,775
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,448	49,390
Total Investment Companies (cost $2,740,434)		2,467,722
Total Investments 100.0% (cost $2,740,434)		2,467,722
Other Assets and Liabilities, Net (0.0)%		(47)
Total Net Assets 100.0%		2,467,675

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.8%
JNL Multi-Manager Mid Cap Fund - Class I (4.8%) (a)	4,015	70,820
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	531	20,404
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,321	39,640
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.1%) (a)	3,409	196,381
JNL/ClearBridge Large Cap Growth Fund - Class I (14.0%) (a)	11,252	202,766

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (11.5%) (a)	8,777	119,809
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	932	51,877
JNL/JPMorgan U.S. Value Fund - Class I (2.5%) (a)	2,656	39,831
JNL/Newton Equity Income Fund - Class I (1.6%) (a)	1,131	29,759
JNL/T. Rowe Price Established Growth Fund - Class I (2.1%) (a)	3,151	184,690
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	299	20,801
JNL/T. Rowe Price Value Fund - Class I (5.1%) (a)	9,922	229,599
JNL/WMC Value Fund - Class I (8.4%) (a)	3,943	118,134
		1,324,511
International Equity 14.7%
JNL/Causeway International Value Select Fund - Class I (6.5%) (a)	5,855	104,808
JNL/Lazard International Strategic Equity Fund - Class I (15.3%) (a)	5,043	73,886
JNL/WCM Focused International Equity Fund - Class I (5.8%) (a)	5,512	84,881
JNL/William Blair International Leaders Fund - Class I (4.7%) (a)	3,695	42,197
		305,772
Domestic Fixed Income 5.8%
JNL/DoubleLine Total Return Fund - Class I (0.9%) (a)	1,882	19,722
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.2%) (a)	1,483	20,304
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	1,223	20,405
JNL/PPM America Total Return Fund - Class I (1.4%) (a)	1,653	20,419
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.5%) (a)	3,859	40,207
		121,057
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	5,536	62,001
JNL/Blackrock Global Natural Resources Fund - Class I (2.0%) (a)	2,251	29,534
JNL/Neuberger Berman Commodity Strategy Fund - Class I (3.1%) (a)	530	8,733
		100,268
Global Equity 4.2%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	3,938	86,909
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.3%) (a)	3,781	30,965
JNL/GQG Emerging Markets Equity Fund - Class I (3.0%) (a)	1,781	20,486
		51,451
Money Market 2.2%
JNL/WMC Government Money Market Fund - Class I (1.4%) (a)	45,180	45,180
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.2%) (a)	3,874	40,905
Total Investment Companies (cost $1,774,752)		2,076,053
Total Investments 100.0% (cost $1,774,752)		2,076,053
Other Assets and Liabilities, Net (0.0)%		(309)
Total Net Assets 100.0%		2,075,744

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 72.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	5,695	76,710
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	8,934	93,627
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.1%) (a)	5,029	59,694
	Shares	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.5%) (a)	6,845	93,707
JNL/Lord Abbett Short Duration Income Fund - Class I (2.5%) (a)	2,519	25,417
JNL/PIMCO Income Fund - Class I (4.3%) (a)	5,548	59,475
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.4%) (a)	3,666	42,675
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,985	34,208
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	510	8,499
JNL/PPM America Total Return Fund - Class I (5.3%) (a)	6,220	76,819
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.1%) (a)	3,253	33,900
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.6%) (a)	797	8,449
		613,180
Domestic Equity 13.0%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	472	8,328
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	217	8,339
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.3%) (a)	230	13,216
JNL/ClearBridge Large Cap Growth Fund - Class I (0.6%) (a)	488	8,782
JNL/DFA U.S. Core Equity Fund - Class I (1.5%) (a)	942	21,219
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	1,227	16,751
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	152	8,470
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	150	8,809
JNL/T. Rowe Price Value Fund - Class I (0.4%) (a)	726	16,805
		110,719
Alternative 4.9%
JNL Multi-Manager Alternative Fund - Class I (2.3%) (a)	2,293	25,681
JNL/Blackrock Global Natural Resources Fund - Class I (1.1%) (a)	1,250	16,393
		42,074
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.0%) (a)	2,944	34,213
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.0%) (a)	1,613	17,033
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (0.5%) (a)	16,896	16,896
International Equity 1.0%
JNL/Causeway International Value Select Fund - Class I (0.3%) (a)	241	4,317
JNL/Lazard International Strategic Equity Fund - Class I (0.9%) (a)	294	4,307
		8,624
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,040	8,513
Total Investment Companies (cost $846,266)		851,252
Total Investments 100.0% (cost $846,266)		851,252
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		851,080

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.0%
JNL Multi-Manager Mid Cap Fund - Class I (9.8%) (a)	8,257	145,644
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,088	41,812
JNL Multi-Manager Small Cap Value Fund - Class I (5.0%) (a)	4,772	81,498

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
JNL/BlackRock Large Cap Select Growth Fund - Class I (8.7%) (a)	5,807	334,525
JNL/ClearBridge Large Cap Growth Fund - Class I (25.7%) (a)	20,584	370,916
JNL/Invesco Diversified Dividend Fund - Class I (23.8%) (a)	18,135	247,538
JNL/JPMorgan MidCap Growth Fund - Class I (3.6%) (a)	1,915	106,578
JNL/JPMorgan U.S. Value Fund - Class I (5.1%) (a)	5,482	82,229
JNL/Newton Equity Income Fund - Class I (2.2%) (a)	1,565	41,178
JNL/T. Rowe Price Established Growth Fund - Class I (4.4%) (a)	6,457	378,461
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	615	42,737
JNL/T. Rowe Price Value Fund - Class I (9.1%) (a)	17,833	412,659
JNL/WMC Value Fund - Class I (15.9%) (a)	7,471	223,817
		2,509,592
Domestic Fixed Income 15.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.8%) (a)	6,309	84,977
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	14,261	149,460
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.9%) (a)	6,149	84,181
JNL/Lord Abbett Short Duration Income Fund - Class I (2.1%) (a)	2,115	21,344
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.4%) (a)	3,635	42,313
JNL/PIMCO Real Return Fund - Class I (4.0%) (a)	5,484	62,850
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	3,782	63,083
JNL/PPM America Total Return Fund - Class I (10.2%) (a)	12,103	149,472
JNL/T. Rowe Price Short-Term Bond Fund - Class I (1.3%) (a)	2,042	21,280
		678,960
International Equity 11.7%
JNL/Causeway International Value Select Fund - Class I (10.7%) (a)	9,612	172,062
JNL/Lazard International Strategic Equity Fund - Class I (26.9%) (a)	8,865	129,875
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	7,065	108,803
JNL/William Blair International Leaders Fund - Class I (9.6%) (a)	7,589	86,665
		497,405
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class I (11.5%) (a)	11,392	127,591
JNL/Blackrock Global Natural Resources Fund - Class I (4.2%) (a)	4,637	60,836
JNL/Neuberger Berman Commodity Strategy Fund - Class I (5.9%) (a)	1,002	16,508
		204,935
Global Equity 2.6%
JNL/Invesco Global Growth Fund - Class I (6.9%) (a)	5,031	111,041
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (2.6%) (a)	85,812	85,812
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.5%) (a)	5,185	42,467
JNL/GQG Emerging Markets Equity Fund - Class I (6.2%) (a)	3,676	42,273
		84,740
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.8%) (a)	7,976	84,229
Total Investment Companies (cost $3,695,452)		4,256,714
Total Investments 100.0% (cost $3,695,452)		4,256,714
Other Assets and Liabilities, Net (0.0)%		(649)
Total Net Assets 100.0%		4,256,065

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.7%) (a)	8,156	109,867
JNL/DoubleLine Total Return Fund - Class I (6.7%) (a)	13,333	139,731
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.6%) (a)	6,735	79,950
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (10.0%) (a)	12,409	169,877
JNL/Lord Abbett Short Duration Income Fund - Class I (3.9%) (a)	3,925	39,604
JNL/PIMCO Income Fund - Class I (7.9%) (a)	10,216	109,511
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.3%) (a)	6,873	80,001
JNL/PIMCO Real Return Fund - Class I (3.8%) (a)	5,253	60,202
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,386	39,790
JNL/PPM America Total Return Fund - Class I (11.0%) (a)	12,965	160,113
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.7%) (a)	5,709	59,492
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.4%) (a)	2,797	29,649
		1,077,787
Domestic Equity 28.0%
JNL Multi-Manager Mid Cap Fund - Class I (2.6%) (a)	2,205	38,897
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	507	19,475
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	1,108	18,917
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.3%) (a)	896	51,635
JNL/ClearBridge Large Cap Growth Fund - Class I (5.0%) (a)	3,998	72,049
JNL/DFA U.S. Core Equity Fund - Class I (3.6%) (a)	2,210	49,773
JNL/Invesco Diversified Dividend Fund - Class I (6.6%) (a)	5,027	68,617
JNL/JPMorgan MidCap Growth Fund - Class I (0.7%) (a)	356	19,834
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,410	82,628
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	4,681	108,317
JNL/WMC Value Fund - Class I (2.1%) (a)	972	29,112
		559,254
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,699	30,420
JNL/Lazard International Strategic Equity Fund - Class I (10.5%) (a)	3,451	50,560
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	659	10,154
JNL/William Blair International Leaders Fund - Class I (2.2%) (a)	1,775	20,267
		111,401
Alternative 4.9%
JNL Multi-Manager Alternative Fund - Class I (5.4%) (a)	5,366	60,100
JNL/Blackrock Global Natural Resources Fund - Class I (2.0%) (a)	2,173	28,515
JNL/Neuberger Berman Commodity Strategy Fund - Class I (3.4%) (a)	586	9,647
		98,262
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.8%) (a)	3,447	40,050
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.0%) (a)	3,777	39,880
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (1.2%) (a)	39,398	39,397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,424	19,854
JNL/GQG Emerging Markets Equity Fund - Class I (1.5%) (a)	864	9,939
		29,793
Total Investment Companies (cost $1,915,565)		1,995,824
Total Investments 100.0% (cost $1,915,565)		1,995,824
Other Assets and Liabilities, Net (0.0)%		(354)
Total Net Assets 100.0%		1,995,470

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.5%
JNL Multi-Manager Mid Cap Fund - Class I (8.2%) (a)	6,858	120,969
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,052	40,418
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,299	39,269
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	2,998	172,702
JNL/ClearBridge Large Cap Growth Fund - Class I (19.1%) (a)	15,320	276,058
JNL/Invesco Diversified Dividend Fund - Class I (15.6%) (a)	11,869	162,010
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,482	82,457
JNL/JPMorgan U.S. Value Fund - Class I (3.7%) (a)	4,032	60,484
JNL/Newton Equity Income Fund - Class I (2.1%) (a)	1,528	40,213
JNL/T. Rowe Price Established Growth Fund - Class I (3.5%) (a)	5,157	302,230
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	596	41,401
JNL/T. Rowe Price Value Fund - Class I (6.2%) (a)	12,264	283,791
JNL/WMC Value Fund - Class I (12.8%) (a)	6,013	180,162
		1,802,164
Domestic Fixed Income 36.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	10,765	145,007
JNL/DoubleLine Total Return Fund - Class I (9.9%) (a)	19,785	207,350
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (7.2%) (a)	8,697	103,238
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (16.9%) (a)	21,064	288,366
JNL/Lord Abbett Short Duration Income Fund - Class I (4.1%) (a)	4,066	41,023
JNL/PIMCO Income Fund - Class I (7.5%) (a)	9,633	103,271
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.6%) (a)	7,100	82,645
JNL/PIMCO Real Return Fund - Class I (6.6%) (a)	9,034	103,532
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	4,929	82,220
JNL/PPM America Total Return Fund - Class I (14.2%) (a)	16,821	207,740
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.2%) (a)	7,915	82,474
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.5%) (a)	3,859	40,908
		1,487,774
International Equity 9.1%
JNL/Causeway International Value Select Fund - Class I (7.7%) (a)	6,974	124,835
JNL/Lazard International Strategic Equity Fund - Class I (21.7%) (a)	7,162	104,921
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	6,854	105,549
JNL/William Blair International Leaders Fund - Class I (4.7%) (a)	3,685	42,078
		377,383
	Shares	Value ($)
Alternative 4.4%
JNL Multi-Manager Alternative Fund - Class I (11.3%) (a)	11,099	124,312
JNL/Blackrock Global Natural Resources Fund - Class I (2.7%) (a)	2,999	39,352
JNL/Neuberger Berman Commodity Strategy Fund - Class I (6.3%) (a)	1,070	17,617
		181,281
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.3%) (a)	5,016	41,082
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,582	41,193
		82,275
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.4%) (a)	7,788	82,242
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (2.5%) (a)	81,450	81,449
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (2.7%) (a)	1,948	42,998
Total Investment Companies (cost $3,776,004)		4,137,566
Total Investments 100.0% (cost $3,776,004)		4,137,566
Other Assets and Liabilities, Net (0.0)%		(674)
Total Net Assets 100.0%		4,136,892

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.2%
Domestic Equity 53.2%
iShares Cohen & Steers REIT ETF	55	3,029
iShares Core Dividend Growth ETF (a)	446	22,298
iShares Core S&P 500 ETF	73	30,088
iShares Core S&P Mid-Cap ETF	122	30,634
iShares Core S&P Small Cap ETF	152	14,649
iShares Morningstar Value ETF	386	24,633
iShares MSCI USA Momentum Factor ETF	77	10,656
iShares MSCI USA Quality Factor ETF	131	16,275
iShares U.S. Technology ETF (a)	129	11,937
		164,199
Domestic Fixed Income 21.5%
BlackRock Ultra Short-Term Bond ETF	119	5,983
iShares 0-5 Year High Yield Corporate Bond ETF (a)	128	5,350
iShares 20+ Year Treasury Bond ETF	35	3,740
iShares 5-10 Year Investment Grade Corporate Bond ETF	91	4,646
iShares Core U.S. Aggregate Bond ETF	258	25,731
iShares MBS ETF	219	20,791
		66,241
International Equity 10.7%
iShares MSCI EAFE Value ETF	319	15,490
iShares MSCI Intl Quality Factor ETF (a)	500	17,649
		33,139
Global Equity 5.9%
iShares Global Healthcare ETF (a)	220	18,362
Emerging Markets Equity 6.0%
iShares Core MSCI Emerging Markets ETF	376	18,362
Alternative 0.9%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF	104	2,821
Total Investment Companies (cost $286,758)		303,124
SHORT TERM INVESTMENTS 7.4%
Securities Lending Collateral 5.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	17,027	17,027

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
Investment Companies 1.9%
JNL Government Money Market Fund, 4.48% (b) (c)	5,637	5,637
Total Short Term Investments (cost $22,664)		22,664
Total Investments 105.6% (cost $309,422)		325,788
Other Assets and Liabilities, Net (5.6)%		(17,145)
Total Net Assets 100.0%		308,643

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 97.5%
Domestic Fixed Income 59.2%
BlackRock Ultra Short-Term Bond ETF	125	6,285
iShares 0-5 Year High Yield Corporate Bond ETF (a)	278	11,577
iShares 0-5 Year TIPS Bond ETF	74	7,293
iShares 20+ Year Treasury Bond ETF	56	5,911
iShares 5-10 Year Investment Grade Corporate Bond ETF	231	11,844
iShares Core U.S. Aggregate Bond ETF	419	41,769
iShares MBS ETF	356	33,741
		118,420
Domestic Equity 25.1%
iShares Core Dividend Growth ETF (a)	153	7,671
iShares Core S&P 500 ETF	17	6,976
iShares Core S&P Mid-Cap ETF	43	10,710
iShares Core S&P Small Cap ETF	48	4,645
iShares Morningstar Value ETF (a)	98	6,241
iShares MSCI USA Momentum Factor ETF	27	3,781
iShares MSCI USA Quality Factor ETF	45	5,614
iShares U.S. Technology ETF (a)	50	4,623
		50,261
International Equity 6.0%
iShares MSCI EAFE Value ETF	102	4,944
iShares MSCI Intl Quality Factor ETF (a)	199	7,039
		11,983
Global Equity 3.6%
iShares Global Healthcare ETF (a)	86	7,128
Emerging Markets Equity 3.0%
iShares Core MSCI Emerging Markets ETF	124	6,072
Alternative 0.6%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF	40	1,092
Total Investment Companies (cost $200,436)		194,956
SHORT TERM INVESTMENTS 11.7%
Securities Lending Collateral 9.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	18,848	18,848
Investment Companies 2.3%
JNL Government Money Market Fund, 4.48% (b) (c)	4,494	4,494
Total Short Term Investments (cost $23,342)		23,342
Total Investments 109.2% (cost $223,778)		218,298
Other Assets and Liabilities, Net (9.2)%		(18,330)
Total Net Assets 100.0%		199,968

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.0%
Domestic Fixed Income 40.8%
BlackRock Ultra Short-Term Bond ETF (a)	150	7,549
iShares 0-5 Year High Yield Corporate Bond ETF	296	12,343
iShares 0-5 Year TIPS Bond ETF (a)	67	6,676
iShares 20+ Year Treasury Bond ETF	57	6,040
iShares 5-10 Year Investment Grade Corporate Bond ETF	236	12,101
iShares Core U.S. Aggregate Bond ETF	440	43,825
	Shares	Value ($)
iShares MBS ETF	396	37,473
		126,007
Domestic Equity 38.7%
iShares Cohen & Steers REIT ETF	38	2,127
iShares Core Dividend Growth ETF	343	17,150
iShares Core S&P 500 ETF	53	21,828
iShares Core S&P Mid-Cap ETF	88	21,927
iShares Core S&P Small Cap ETF	113	10,870
iShares Morningstar Value ETF	245	15,674
iShares MSCI USA Momentum Factor ETF	62	8,643
iShares MSCI USA Quality Factor ETF	95	11,734
iShares U.S. Technology ETF (a)	103	9,531
		119,484
International Equity 9.3%
iShares MSCI EAFE Value ETF	271	13,146
iShares MSCI Intl Quality Factor ETF (a)	441	15,567
		28,713
Global Equity 4.9%
iShares Global Healthcare ETF (a)	182	15,140
Emerging Markets Equity 3.6%
iShares Core MSCI Emerging Markets ETF	229	11,183
Alternative 0.7%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF	83	2,247
Total Investment Companies (cost $293,766)		302,774
SHORT TERM INVESTMENTS 8.1%
Securities Lending Collateral 6.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	18,744	18,744
Investment Companies 2.0%
JNL Government Money Market Fund, 4.48% (b) (c)	6,152	6,152
Total Short Term Investments (cost $24,896)		24,896
Total Investments 106.1% (cost $318,662)		327,670
Other Assets and Liabilities, Net (6.1)%		(18,762)
Total Net Assets 100.0%		308,908

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.3%
Vanguard Dividend Appreciation ETF	976	150,358
Vanguard Growth ETF	351	87,477
Vanguard Mid-Cap ETF	630	132,932
Vanguard Real Estate ETF (a)	571	47,417
Vanguard Small-Cap ETF	588	111,524
Vanguard Total Stock Market ETF (a)	1,053	214,846
Vanguard Value ETF	1,409	194,529
		939,083
International Equity 23.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	362	39,502
Vanguard FTSE Developed Markets ETF	9,468	427,668
		467,170
Domestic Fixed Income 18.1%
Vanguard Intermediate-Term Corporate Bond ETF	187	15,022
Vanguard Intermediate-Term Treasury ETF	671	40,250
Vanguard Long-Term Treasury ETF (a)	380	24,905
Vanguard Mortgage-Backed Securities ETF	1,917	89,232
Vanguard Short-Term Corporate Bond ETF	792	60,362
Vanguard Short-Term Inflation-Protected Securities ETF	642	30,706
Vanguard Total Bond Market ETF	1,356	100,126
		360,603
Emerging Markets Equity 8.9%
Vanguard FTSE Emerging Markets ETF	4,351	175,781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares	Value ($)
Emerging Markets Fixed Income 2.2%
Vanguard Emerging Markets Government Bond ETF	710	44,233
Total Investment Companies (cost $2,141,468)		1,986,870
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	26,140	26,140
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (b) (c)	1,716	1,716
Total Short Term Investments (cost $27,856)		27,856
Total Investments 101.4% (cost $2,169,324)		2,014,726
Other Assets and Liabilities, Net (1.4)%		(26,932)
Total Net Assets 100.0%		1,987,794

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Fixed Income 55.0%
Vanguard Intermediate-Term Corporate Bond ETF	131	10,537
Vanguard Intermediate-Term Treasury ETF	531	31,812
Vanguard Long-Term Treasury ETF (a)	280	18,374
Vanguard Mortgage-Backed Securities ETF	1,570	73,100
Vanguard Short-Term Corporate Bond ETF	695	52,990
Vanguard Short-Term Inflation-Protected Securities ETF (a)	338	16,158
Vanguard Total Bond Market ETF	1,178	86,994
		289,965
Domestic Equity 24.4%
Vanguard Dividend Appreciation ETF	180	27,702
Vanguard Growth ETF	52	12,956
Vanguard Mid-Cap ETF	68	14,250
Vanguard Real Estate ETF (a)	60	4,994
Vanguard Small-Cap ETF	47	8,932
Vanguard Total Stock Market ETF	211	43,097
Vanguard Value ETF	121	16,647
		128,578
International Equity 11.9%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	48	5,202
Vanguard FTSE Developed Markets ETF	1,275	57,608
		62,810
Emerging Markets Fixed Income 4.9%
Vanguard Emerging Markets Government Bond ETF (a)	415	25,889
Emerging Markets Equity 3.6%
Vanguard FTSE Emerging Markets ETF	465	18,774
Total Investment Companies (cost $550,721)		526,016
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	4,495	4,495
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (b) (c)	662	662
Total Short Term Investments (cost $5,157)		5,157
Total Investments 100.8% (cost $555,878)		531,173
Other Assets and Liabilities, Net (0.8)%		(4,357)
Total Net Assets 100.0%		526,816

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 36.2%
Vanguard Intermediate-Term Corporate Bond ETF	140	11,268
	Shares	Value ($)
Vanguard Intermediate-Term Treasury ETF	605	36,299
Vanguard Long-Term Treasury ETF (a)	274	17,946
Vanguard Mortgage-Backed Securities ETF (a)	1,775	82,648
Vanguard Short-Term Corporate Bond ETF	773	58,940
Vanguard Short-Term Inflation-Protected Securities ETF	385	18,431
Vanguard Total Bond Market ETF	1,344	99,243
		324,775
Domestic Equity 35.7%
Vanguard Dividend Appreciation ETF (a)	352	54,192
Vanguard Growth ETF	119	29,564
Vanguard Mid-Cap ETF	231	48,799
Vanguard Real Estate ETF (a)	206	17,070
Vanguard Small-Cap ETF	127	24,030
Vanguard Total Stock Market ETF	452	92,185
Vanguard Value ETF	397	54,776
		320,616
International Equity 18.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	122	13,320
Vanguard FTSE Developed Markets ETF	3,274	147,868
		161,188
Emerging Markets Equity 6.2%
Vanguard FTSE Emerging Markets ETF (a)	1,378	55,650
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF	568	35,419
Total Investment Companies (cost $924,299)		897,648
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	21,036	21,036
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (b) (c)	2,497	2,497
Total Short Term Investments (cost $23,533)		23,533
Total Investments 102.6% (cost $947,832)		921,181
Other Assets and Liabilities, Net (2.6)%		(23,561)
Total Net Assets 100.0%		897,620

(a)  All or a portion of the security was on loan as of March 31, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2023, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2023.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,522,526	22,961	19,486	—	(300)	56,074	2,581,775	100.0
	2,522,526	22,961	19,486	—	(300)	56,074	2,581,775	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	351,345	13,052	7,611	2,232	837	4,415	362,038	100.0
	351,345	13,052	7,611	2,232	837	4,415	362,038	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	354,784	1,878	9,667	—	(2,591)	13,254	357,658	100.0
	354,784	1,878	9,667	—	(2,591)	13,254	357,658	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	722,368	9,706	14,073	—	205	70,287	788,493	100.0
	722,368	9,706	14,073	—	205	70,287	788,493	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	616,107	16,284	18,006	—	(10,575)	53,459	657,269	100.0
	616,107	16,284	18,006	—	(10,575)	53,459	657,269	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,371,617	134,393	28,215	—	1,139	405,836	3,884,770	100.0
	3,371,617	134,393	28,215	—	1,139	405,836	3,884,770	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,552,255	7,175	114,641	—	6,821	493,358	8,944,968	100.0
	8,552,255	7,175	114,641	—	6,821	493,358	8,944,968	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,370,167	5,019	36,197	—	(9,385)	145,024	1,474,628	100.0
	1,370,167	5,019	36,197	—	(9,385)	145,024	1,474,628	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,311,314	10,569	23,488	—	(1,249)	88,100	1,385,246	100.0
	1,311,314	10,569	23,488	—	(1,249)	88,100	1,385,246	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,494,114	1,039	79,539	—	(12,719)	53,516	3,456,411	100.0
	3,494,114	1,039	79,539	—	(12,719)	53,516	3,456,411	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,016,662	17,277	17,329	—	(2,088)	33,349	1,047,871	100.0
	1,016,662	17,277	17,329	—	(2,088)	33,349	1,047,871	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	817,504	24,431	23,354	—	(6,880)	39,743	851,444	100.0
	817,504	24,431	23,354	—	(6,880)	39,743	851,444	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,126,846	3,372	73,586	—	(8,353)	172,505	2,220,784	100.0
	2,126,846	3,372	73,586	—	(8,353)	172,505	2,220,784	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,066,561	28,295	56,602	—	(3,082)	117,452	3,152,624	100.0
	3,066,561	28,295	56,602	—	(3,082)	117,452	3,152,624	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,331,437	16,527	42,974	—	(3,414)	64,810	2,366,386	100.0
	2,331,437	16,527	42,974	—	(3,414)	64,810	2,366,386	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,180	17	81	—	6	856	20,978	1.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,563	—	1,433	—	122	1,415	31,667	2.3
JNL Multi-Manager International Small Cap Fund - Class I	49,951	—	2,210	—	(47)	3,927	51,621	3.7
JNL Multi-Manager Mid Cap Fund - Class I	121,354	55	859	—	306	3,621	124,477	8.9
JNL Multi-Manager Small Cap Growth Fund - Class I	29,415	9	459	—	86	2,405	31,456	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	40,313	25	895	—	268	1,270	40,981	2.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	68,573	283	—	—	—	774	69,630	5.0
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	24,580	19	343	—	(362)	4,672	28,566	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	17,269	20	188	—	10	(272)	16,839	1.2
JNL/Causeway International Value Select Fund - Class I	84,324	—	6,889	—	62	11,748	89,245	6.4
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	51,916	28	339	—	108	4,322	56,035	4.0
JNL/DoubleLine Total Return Fund - Class I	47,437	71	473	—	(17)	1,654	48,672	3.5
JNL/First Sentier Global Infrastructure Fund - Class I	41,313	50	574	—	183	856	41,828	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	52,789	37	142	—	19	1,786	54,489	3.9
JNL/Harris Oakmark Global Equity Fund - Class I	75,129	—	4,252	—	201	7,818	78,896	5.6
JNL/Heitman U.S. Focused Real Estate Fund - Class I	20,329	34	401	—	70	314	20,346	1.4
JNL/JPMorgan U.S. Value Fund - Class I	81,187	151	3	—	1	(539)	80,797	5.8
JNL/Loomis Sayles Global Growth Fund - Class I	58,269	—	4,137	—	997	8,865	63,994	4.6
JNL/Lord Abbett Short Duration Income Fund - Class I	34,030	45	202	—	(2)	583	34,454	2.4
JNL/Morningstar Wide Moat Index Fund - Class I	78,088	—	4,108	—	477	10,058	84,515	6.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	27,376	88	—	—	—	(728)	26,736	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	41,205	19	454	—	111	6,890	47,771	3.4
JNL/T. Rowe Price Value Fund - Class I	74,545	162	106	—	29	(316)	74,314	5.3
JNL/WCM Focused International Equity Fund - Class I	88,948	—	3,753	—	267	8,983	94,445	6.7
JNL/Westchester Capital Event Driven Fund - Class I	10,280	9	62	—	11	93	10,331	0.7
JNL/WMC Equity Income Fund - Class I	81,925	213	291	—	5	(1,960)	79,892	5.7
	1,352,288	1,335	32,654	—	2,911	79,095	1,402,975	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	38,825	582	1,414	—	148	1,502	39,643	6.5
JNL Multi-Manager Mid Cap Fund - Class I	7,378	528	460	—	112	153	7,711	1.3
JNL Multi-Manager Small Cap Growth Fund - Class I	2,878	234	261	—	(74)	330	3,107	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,442	389	401	—	66	125	4,621	0.8
JNL/Blackrock Global Allocation Fund - Class I	25,204	668	967	—	27	1,095	26,027	4.3
JNL/Causeway International Value Select Fund - Class I	2,985	112	386	—	29	386	3,126	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	65,121	909	7,331	—	(541)	2,702	60,860	10.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,731	498	269	—	(7)	322	18,275	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,713	419	409	—	29	479	6,231	1.0
JNL/DoubleLine Total Return Fund - Class I	82,818	1,123	13,811	—	(1,137)	3,972	72,965	12.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,071	18,657	719	—	(18)	1,232	53,223	8.7
JNL/First Sentier Global Infrastructure Fund - Class I	4,438	176	135	—	2	112	4,593	0.7
JNL/GQG Emerging Markets Equity Fund - Class I	5,926	424	400	—	(44)	257	6,163	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,326	245	134	—	(48)	102	2,491	0.4
JNL/JPMorgan Hedged Equity Fund - Class I	7,546	76	423	—	47	463	7,709	1.3
JNL/JPMorgan U.S. Value Fund - Class I	11,821	793	281	—	12	(63)	12,282	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	39,412	900	993	—	(50)	720	39,989	6.5
JNL/Morningstar Wide Moat Index Fund - Class I	8,724	395	941	—	(178)	1,362	9,362	1.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	7,546	605	258	—	(9)	(179)	7,705	1.3
JNL/PIMCO Income Fund - Class I	49,261	953	1,165	—	25	1,004	50,078	8.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,633	574	768	—	(62)	1,088	30,465	5.0
JNL/PIMCO Real Return Fund - Class I	11,868	187	266	—	17	365	12,171	2.0
JNL/PPM America Total Return Fund - Class I	44,426	702	920	—	(32)	1,477	45,653	7.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	32,597	527	1,365	—	497	1,572	33,828	5.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	32,539	1,030	1,214	—	91	1,166	33,612	5.5
JNL/WCM Focused International Equity Fund - Class I	5,814	266	430	—	(268)	885	6,267	1.0
JNL/WMC Equity Income Fund - Class I	11,864	947	284	—	9	(275)	12,261	2.0
	592,907	32,919	36,405	—	(1,357)	22,354	610,418	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	101,153	125	1,060	—	87	4,226	104,531	3.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,785	—	2,763	—	257	2,337	52,616	1.8
JNL Multi-Manager International Small Cap Fund - Class I	89,666	—	5,747	—	(81)	7,048	90,886	3.1
JNL Multi-Manager Mid Cap Fund - Class I	223,212	—	2,319	—	833	6,414	228,140	7.7
JNL Multi-Manager Small Cap Growth Fund - Class I	56,036	—	1,389	—	251	4,501	59,399	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	78,948	—	2,317	—	234	2,803	79,668	2.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	110,738	566	—	—	—	1,238	112,542	3.8
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	39,319	—	557	—	(601)	7,490	45,651	1.5
JNL/Blackrock Global Natural Resources Fund - Class I	29,657	20	450	—	24	(468)	28,783	1.0
JNL/Causeway International Value Select Fund - Class I	181,387	—	19,922	—	469	24,920	186,854	6.3
JNL/DoubleLine Core Fixed Income Fund - Class I	120,818	167	1,815	—	(43)	4,111	123,238	4.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	29,763	5	593	—	(10)	523	29,688	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	83,848	—	993	—	345	6,811	90,011	3.0
JNL/DoubleLine Total Return Fund - Class I	166,260	336	2,136	—	(38)	5,778	170,200	5.7
JNL/First Sentier Global Infrastructure Fund - Class I	88,541	126	1,273	—	409	1,821	89,624	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	84,561	310	—	—	—	2,892	87,763	2.9
JNL/Harris Oakmark Global Equity Fund - Class I	113,299	—	8,177	—	444	11,682	117,248	3.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	36,135	—	561	—	(32)	708	36,250	1.2
JNL/JPMorgan U.S. Value Fund - Class I	136,841	272	—	—	—	(915)	136,198	4.6
JNL/Loomis Sayles Global Growth Fund - Class I	95,450	—	8,714	—	2,154	13,950	102,840	3.5
JNL/Lord Abbett Short Duration Income Fund - Class I	101,723	261	886	—	(40)	1,782	102,840	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	137,395	—	8,774	—	544	17,980	147,145	4.9
JNL/Neuberger Berman Commodity Strategy Fund - Class I	49,274	335	—	—	—	(1,314)	48,295	1.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,219	68	379	—	22	1,474	44,404	1.5
JNL/T. Rowe Price Established Growth Fund - Class I	80,652	63	1,501	—	144	13,546	92,904	3.1
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,459	54	482	—	16	2,442	66,489	2.2
JNL/T. Rowe Price Value Fund - Class I	144,413	357	—	—	—	(566)	144,204	4.8
JNL/WCM Focused International Equity Fund - Class I	183,163	—	9,913	—	768	18,269	192,287	6.5
JNL/Westchester Capital Event Driven Fund - Class I	28,634	100	—	—	—	290	29,024	1.0
JNL/WMC Equity Income Fund - Class I	139,095	305	263	—	4	(3,342)	135,799	4.6
	2,890,444	3,470	82,984	—	6,160	158,431	2,975,521	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	127,070	8	2,743	—	220	5,182	129,737	6.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	16,285	12	959	—	90	712	16,140	0.8
JNL Multi-Manager International Small Cap Fund - Class I	16,161	11	1,242	—	148	1,112	16,190	0.8
JNL Multi-Manager Mid Cap Fund - Class I	63,807	104	2,758	—	863	1,270	63,286	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	20,842	37	1,510	—	348	1,447	21,164	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,529	95	3,149	—	936	785	41,196	1.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	40,098	155	—	—	—	455	40,708	1.9
JNL/Blackrock Global Allocation Fund - Class I	63,744	—	1,360	—	38	2,770	65,192	3.0
JNL/Causeway International Value Select Fund - Class I	43,576	20	5,540	—	587	5,451	44,094	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	151,932	18	22,332	—	(583)	5,598	134,633	6.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,683	—	916	—	(52)	981	53,696	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	25,835	24	1,160	—	404	1,823	26,926	1.3
JNL/DoubleLine Total Return Fund - Class I	212,328	38	47,128	—	(942)	8,207	172,503	8.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	90,560	62,295	2,207	—	(54)	3,371	153,965	7.2
JNL/First Sentier Global Infrastructure Fund - Class I	42,858	5	691	—	147	939	43,258	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	36,594	26	265	—	9	1,244	37,608	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	37,273	48	3,423	—	731	3,270	37,899	1.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	9,486	19	361	—	(7)	199	9,336	0.4
JNL/JPMorgan Hedged Equity Fund - Class I	27,042	—	1,442	—	294	1,533	27,427	1.3
JNL/JPMorgan U.S. Value Fund - Class I	63,931	106	419	—	17	(423)	63,212	2.9
JNL/Loomis Sayles Global Growth Fund - Class I	20,280	—	1,296	—	276	3,209	22,469	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	117,278	43	1,685	—	(80)	2,081	117,637	5.5
JNL/Morningstar Wide Moat Index Fund - Class I	61,133	—	5,212	—	171	8,076	64,168	3.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	31,837	68	—	—	—	(844)	31,061	1.4
JNL/PIMCO Income Fund - Class I	118,046	6	2,569	—	160	2,293	117,936	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	74,436	2	1,550	—	(132)	2,696	75,452	3.5
JNL/PIMCO Real Return Fund - Class I	41,535	29	94	—	12	1,335	42,817	2.0
JNL/PPM America Total Return Fund - Class I	117,035	9	2,213	—	66	3,729	118,626	5.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	133,533	—	5,265	—	1,392	7,016	136,676	6.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund - Class I	29,810	12	1,230	—	343	4,692	33,627	1.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	89,680	6	2,137	—	166	3,262	90,977	4.2
JNL/WCM Focused International Equity Fund - Class I	42,727	20	3,118	—	398	4,038	44,065	2.0
JNL/WMC Equity Income Fund - Class I	58,836	112	212	—	5	(1,405)	57,336	2.7
	2,121,800	63,328	126,186	—	5,971	86,104	2,151,017	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	190,135	—	5,108	—	410	7,642	193,079	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	48,627	—	2,855	—	274	2,128	48,174	1.3
JNL Multi-Manager International Small Cap Fund - Class I	58,213	—	4,572	—	(52)	4,575	58,164	1.5
JNL Multi-Manager Mid Cap Fund - Class I	189,134	—	5,975	—	2,137	4,116	189,412	4.9
JNL Multi-Manager Small Cap Growth Fund - Class I	55,336	—	2,971	—	537	4,198	57,100	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	75,860	—	4,687	—	1,391	1,628	74,192	1.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	113,845	—	—	—	—	1,280	115,125	3.0
JNL/Blackrock Global Natural Resources Fund - Class I	29,116	—	914	—	48	(460)	27,790	0.7
JNL/Causeway International Value Select Fund - Class I	175,445	—	21,923	—	458	23,909	177,889	4.6
JNL/DoubleLine Core Fixed Income Fund - Class I	180,418	—	4,129	—	(102)	6,160	182,347	4.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,357	—	1,120	—	(68)	1,385	76,554	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	64,391	—	2,274	—	614	4,920	67,651	1.8
JNL/DoubleLine Total Return Fund - Class I	255,506	—	33,826	—	(1,051)	9,825	230,454	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	154,034	28,004	3,261	—	(80)	5,196	183,893	4.8
JNL/First Sentier Global Infrastructure Fund - Class I	95,941	—	1,802	—	585	1,838	96,562	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	83,154	—	73	—	10	2,831	85,922	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	76,098	—	6,534	—	431	7,730	77,725	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	47,338	—	1,748	—	(17)	963	46,536	1.2
JNL/JPMorgan Hedged Equity Fund - Class I	57,979	—	3,047	—	621	3,296	58,849	1.5
JNL/JPMorgan U.S. Value Fund - Class I	142,976	—	613	—	20	(951)	141,432	3.7
JNL/Loomis Sayles Global Growth Fund - Class I	47,743	—	5,455	—	919	7,086	50,293	1.3
JNL/Lord Abbett Short Duration Income Fund - Class I	171,159	—	2,626	—	(119)	3,042	171,456	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	113,497	—	9,953	—	1,224	14,017	118,785	3.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	57,190	—	—	—	—	(1,521)	55,669	1.5
JNL/PIMCO Income Fund - Class I	114,714	—	2,399	—	151	2,235	114,701	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,513	—	1,309	—	(94)	2,700	76,810	2.0
JNL/PIMCO Real Return Fund - Class I	37,347	—	288	—	35	1,175	38,269	1.0
JNL/PPM America Total Return Fund - Class I	102,358	—	2,004	—	61	3,260	103,675	2.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	228,703	—	8,780	—	3,275	11,107	234,305	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	88,401	—	3,360	—	830	14,102	99,973	2.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	112,573	—	2,070	—	79	4,219	114,801	3.0
JNL/T. Rowe Price Value Fund - Class I	132,760	—	121	—	33	(546)	132,126	3.5
JNL/WCM Focused International Equity Fund - Class I	171,408	—	11,810	—	966	16,831	177,395	4.6
JNL/Westchester Capital Event Driven Fund - Class I	28,670	—	333	—	40	251	28,628	0.8
JNL/WMC Equity Income Fund - Class I	133,728	—	445	—	9	(3,200)	130,092	3.4
	3,785,667	28,004	158,385	—	13,575	166,967	3,835,828	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	—	15,066	—	—	—	415	15,481	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	65,571	480	482	—	(94)	2,010	67,485	2.0
	65,571	15,546	482	—	(94)	2,425	82,966	2.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	62,185	754	13,935	1,145	(5,264)	5,650	49,390	2.0
American Funds Insurance Series - American High-Income Trust - Class 1	78,011	136	6,840	—	(1,293)	3,505	73,519	3.0
	140,196	890	20,775	1,145	(6,557)	9,155	122,909	5.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	60,031	20	607	—	47	2,510	62,001	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,010	6	1,581	—	152	1,378	30,965	1.5
JNL Multi-Manager Mid Cap Fund - Class I	70,157	26	1,650	—	582	1,705	70,820	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	19,558	7	825	—	296	1,368	20,404	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	39,643	22	1,564	—	464	1,075	39,640	1.9
JNL/Blackrock Global Natural Resources Fund - Class I	30,406	34	451	—	3	(458)	29,534	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,164	91	6,134	—	2,219	27,041	196,381	9.5
JNL/Causeway International Value Select Fund - Class I	83,127	17,609	8,457	—	901	11,628	104,808	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	186,018	1	13,401	—	5,523	24,625	202,766	9.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,900	—	702	—	(40)	747	40,905	2.0
JNL/DoubleLine Total Return Fund - Class I	19,015	50	—	—	—	657	19,722	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	19,911	4	110	—	(32)	713	20,486	1.0
JNL/Invesco Diversified Dividend Fund - Class I	120,294	76	301	—	80	(340)	119,809	5.8
JNL/Invesco Global Growth Fund - Class I	80,396	—	4,498	—	745	10,266	86,909	4.2
JNL/JPMorgan MidCap Growth Fund - Class I	49,022	18	972	—	251	3,558	51,877	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	19,832	11	104	—	5	560	20,304	1.0
JNL/JPMorgan U.S. Value Fund - Class I	40,148	29	81	—	31	(296)	39,831	1.9
JNL/Lazard International Strategic Equity Fund - Class I	71,179	—	3,472	—	172	6,007	73,886	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,097	36	19,778	—	(3,514)	1,892	8,733	0.4
JNL/Newton Equity Income Fund - Class I	29,757	28	16	—	1	(11)	29,759	1.4
JNL/PPM America High Yield Bond Fund - Class I	19,932	1	142	—	8	606	20,405	1.0
JNL/PPM America Total Return Fund - Class I	19,917	3	149	—	(6)	654	20,419	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	159,726	317	2,483	—	600	26,530	184,690	8.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	20,014	1	668	—	215	1,239	20,801	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	39,674	54	101	—	—	580	40,207	1.9
JNL/T. Rowe Price Value Fund - Class I	230,956	165	635	—	172	(1,059)	229,599	11.1
JNL/WCM Focused International Equity Fund - Class I	80,597	—	4,099	—	80	8,303	84,881	4.1
JNL/William Blair International Leaders Fund - Class I	40,164	2	1,372	—	(396)	3,799	42,197	2.0
JNL/WMC Government Money Market Fund - Class I	39,555	6,547	922	394	—	—	45,180	2.2
JNL/WMC Value Fund - Class I	119,588	106	65	—	15	(1,510)	118,134	5.7
	1,983,788	25,264	75,340	394	8,574	133,767	2,076,053	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	25,823	—	1,234	—	109	983	25,681	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,606	173	700	—	(307)	741	8,513	1.0
JNL Multi-Manager Mid Cap Fund - Class I	8,513	97	574	—	192	100	8,328	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	8,274	95	750	—	122	598	8,339	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	17,145	364	894	—	12	(234)	16,393	1.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	12,274	154	1,268	—	70	1,986	13,216	1.6
JNL/Causeway International Value Select Fund - Class I	4,302	3	585	—	—	597	4,317	0.5
JNL/ClearBridge Large Cap Growth Fund - Class I	8,321	85	969	—	341	1,004	8,782	1.0
JNL/DFA U.S. Core Equity Fund - Class I	20,972	276	1,242	—	381	832	21,219	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	59,683	16,881	1,930	—	(73)	2,149	76,710	9.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,156	69	496	—	18	286	17,033	2.0
JNL/DoubleLine Total Return Fund - Class I	76,622	16,824	2,463	—	(99)	2,743	93,627	11.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	59,727	9	1,950	—	(18)	1,926	59,694	7.0
JNL/Invesco Diversified Dividend Fund - Class I	17,097	252	579	—	104	(123)	16,751	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	8,379	67	633	—	152	505	8,470	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	93,982	35	2,971	—	(36)	2,697	93,707	11.0
JNL/Lazard International Strategic Equity Fund - Class I	4,288	11	364	—	3	369	4,307	0.5
JNL/Lord Abbett Short Duration Income Fund - Class I	60,290	82	35,906	—	(245)	1,196	25,417	3.0
JNL/Neuberger Berman Strategic Income Fund - Class I	34,173	18	1,161	—	44	1,139	34,213	4.0
JNL/PIMCO Income Fund - Class I	43,041	16,954	1,502	—	92	890	59,475	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,327	397	480	—	(37)	1,468	42,675	5.0
JNL/PIMCO Real Return Fund - Class I	34,186	47	1,116	—	134	957	34,208	4.0
JNL/PPM America High Yield Bond Fund - Class I	8,527	9	302	—	24	241	8,499	1.0
JNL/PPM America Total Return Fund - Class I	59,731	16,916	1,917	—	63	2,026	76,819	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8,105	122	778	—	84	1,276	8,809	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	68,868	117	36,078	—	(30)	1,023	33,900	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	8,529	12	419	—	(4)	331	8,449	1.0
JNL/T. Rowe Price Value Fund - Class I	16,571	409	110	—	44	(109)	16,805	2.0
JNL/WMC Government Money Market Fund - Class I	17,054	276	434	170	—	—	16,896	2.0
	851,566	70,754	99,805	170	1,140	27,597	851,252	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	124,120	—	1,807	—	145	5,133	127,591	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	42,711	—	2,358	—	231	1,883	42,467	1.0
JNL Multi-Manager Mid Cap Fund - Class I	145,094	—	4,206	—	1,042	3,714	145,644	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	40,040	—	1,638	—	591	2,819	41,812	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	82,744	—	4,500	—	1,328	1,926	81,498	1.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Blackrock Global Natural Resources Fund - Class I	63,001	—	1,239	—	13	(939)	60,836	1.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	299,738	—	15,639	—	5,686	44,740	334,525	7.9
JNL/Causeway International Value Select Fund - Class I	127,938	37,973	13,708	—	580	19,279	172,062	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	344,785	—	29,517	—	12,191	43,457	370,916	8.7
JNL/DoubleLine Core Fixed Income Fund - Class I	61,876	21,918	996	—	(64)	2,243	84,977	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	84,297	—	1,526	—	(86)	1,544	84,229	2.0
JNL/DoubleLine Total Return Fund - Class I	123,675	23,815	2,314	—	(194)	4,478	149,460	3.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,434	—	579	—	38	1,380	42,273	1.0
JNL/Invesco Diversified Dividend Fund - Class I	248,706	—	628	—	111	(651)	247,538	5.8
JNL/Invesco Global Growth Fund - Class I	103,560	—	6,681	—	1,128	13,034	111,041	2.6
JNL/JPMorgan MidCap Growth Fund - Class I	101,497	—	2,810	—	1,146	6,745	106,578	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	82,772	—	947	—	48	2,308	84,181	2.0
JNL/JPMorgan U.S. Value Fund - Class I	82,939	—	162	—	62	(610)	82,229	1.9
JNL/Lazard International Strategic Equity Fund - Class I	125,802	—	6,847	—	75	10,845	129,875	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	41,001	—	20,318	—	484	177	21,344	0.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	63,205	—	43,230	—	(7,695)	4,228	16,508	0.4
JNL/Newton Equity Income Fund - Class I	41,295	—	103	—	3	(17)	41,178	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,542	—	664	—	(51)	1,486	42,313	1.0
JNL/PIMCO Real Return Fund - Class I	61,017	—	145	—	(5)	1,983	62,850	1.5
JNL/PPM America High Yield Bond Fund - Class I	61,541	—	356	—	20	1,878	63,083	1.5
JNL/PPM America Total Return Fund - Class I	103,367	44,348	1,996	—	62	3,691	149,472	3.5
JNL/T. Rowe Price Established Growth Fund - Class I	332,611	—	10,360	—	2,519	53,691	378,461	8.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,368	—	1,641	—	531	2,479	42,737	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	82,556	—	62,481	—	(61)	1,266	21,280	0.5
JNL/T. Rowe Price Value Fund - Class I	415,519	—	1,262	—	342	(1,940)	412,659	9.7
JNL/WCM Focused International Equity Fund - Class I	103,556	—	5,541	—	133	10,655	108,803	2.6
JNL/William Blair International Leaders Fund - Class I	82,726	—	3,080	—	(870)	7,889	86,665	2.0
JNL/WMC Government Money Market Fund - Class I	81,625	5,157	970	812	—	—	85,812	2.0
JNL/WMC Value Fund - Class I	226,799	—	145	—	33	(2,870)	223,817	5.3
	4,106,457	133,211	250,394	812	19,516	247,924	4,256,714	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	60,263	—	2,706	—	234	2,309	60,100	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	20,181	—	1,335	—	136	872	19,854	1.0
JNL Multi-Manager Mid Cap Fund - Class I	39,828	—	2,279	—	821	527	38,897	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	19,417	—	1,619	—	586	1,091	19,475	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,992	—	1,898	—	(9)	832	18,917	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	30,092	—	1,172	—	17	(422)	28,515	1.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,873	—	4,241	—	483	7,520	51,635	2.6
JNL/Causeway International Value Select Fund - Class I	30,334	—	4,116	—	(6)	4,208	30,420	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	68,204	—	7,170	—	2,938	8,077	72,049	3.6
JNL/DFA U.S. Core Equity Fund - Class I	49,062	—	2,105	—	869	1,947	49,773	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	79,600	29,915	2,440	—	(89)	2,881	109,867	5.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,169	—	988	—	31	668	39,880	2.0
JNL/DoubleLine Total Return Fund - Class I	109,029	29,872	2,937	—	(126)	3,893	139,731	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	79,715	—	2,305	—	(116)	2,656	79,950	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,936	—	340	—	(97)	440	9,939	0.5
JNL/Invesco Diversified Dividend Fund - Class I	69,843	—	1,104	—	319	(441)	68,617	3.4
JNL/JPMorgan MidCap Growth Fund - Class I	19,646	—	1,345	—	(236)	1,769	19,834	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	169,535	—	4,457	—	103	4,696	169,877	8.5
JNL/Lazard International Strategic Equity Fund - Class I	50,127	—	3,902	—	45	4,290	50,560	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	99,972	—	61,945	—	(1,110)	2,687	39,604	2.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,911	—	—	—	—	(264)	9,647	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	39,947	—	1,273	—	42	1,334	40,050	2.0
JNL/PIMCO Income Fund - Class I	80,491	29,942	2,736	—	154	1,660	109,511	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	79,770	—	2,514	—	(191)	2,936	80,001	4.0
JNL/PIMCO Real Return Fund - Class I	59,742	—	1,452	—	165	1,747	60,202	3.0
JNL/PPM America High Yield Bond Fund - Class I	39,856	—	1,296	—	84	1,146	39,790	2.0
JNL/PPM America Total Return Fund - Class I	129,579	29,883	3,803	—	110	4,344	160,113	8.0
JNL/T. Rowe Price Established Growth Fund - Class I	75,536	—	5,569	—	1,378	11,283	82,628	4.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	120,161	—	62,405	—	2,416	(680)	59,492	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,901	—	1,398	—	(17)	1,163	29,649	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	109,982	—	1,263	—	450	(852)	108,317	5.4
JNL/WCM Focused International Equity Fund - Class I	9,861	—	735	—	(106)	1,134	10,154	0.5
JNL/William Blair International Leaders Fund - Class I	19,695	—	1,102	—	(299)	1,973	20,267	1.0
JNL/WMC Government Money Market Fund - Class I	39,073	389	65	389	—	—	39,397	2.0
JNL/WMC Value Fund - Class I	29,689	—	215	—	74	(436)	29,112	1.5
	1,986,012	120,001	196,230	389	9,053	76,988	1,995,824	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	122,661	—	3,536	—	291	4,896	124,312	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,571	—	2,546	—	246	1,811	41,082	1.0
JNL Multi-Manager Mid Cap Fund - Class I	122,405	—	5,488	—	1,902	2,150	120,969	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	39,412	—	2,368	—	852	2,522	40,418	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	40,808	—	3,176	—	931	706	39,269	0.9
JNL/Blackrock Global Natural Resources Fund - Class I	41,195	—	1,263	—	14	(594)	39,352	0.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	157,232	—	10,865	—	3,956	22,379	172,702	4.2
JNL/Causeway International Value Select Fund - Class I	104,231	18,000	12,763	—	1,630	13,737	124,835	3.0
JNL/ClearBridge Large Cap Growth Fund - Class I	259,915	—	25,625	—	9,255	32,513	276,058	6.7
JNL/DoubleLine Core Fixed Income Fund - Class I	121,953	21,244	2,381	—	(193)	4,384	145,007	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,627	—	1,814	—	10	1,419	82,242	2.0
JNL/DoubleLine Total Return Fund - Class I	181,722	22,566	3,220	—	(123)	6,405	207,350	5.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	101,816	—	1,835	—	(23)	3,280	103,238	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	40,562	—	760	—	77	1,314	41,193	1.0
JNL/Invesco Diversified Dividend Fund - Class I	163,403	—	1,051	—	233	(575)	162,010	3.9
JNL/Invesco Global Growth Fund - Class I	40,677	—	3,212	—	489	5,044	42,998	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	80,215	—	3,991	—	1,621	4,612	82,457	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,566	—	4,293	—	(249)	8,342	288,366	7.0
JNL/JPMorgan U.S. Value Fund - Class I	61,123	—	239	—	94	(494)	60,484	1.5
JNL/Lazard International Strategic Equity Fund - Class I	102,970	—	6,938	—	237	8,652	104,921	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	81,511	—	41,798	—	(1,709)	3,019	41,023	1.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	41,330	—	21,719	—	(3,835)	1,841	17,617	0.4
JNL/Newton Equity Income Fund - Class I	40,785	—	570	—	21	(23)	40,213	1.0
JNL/PIMCO Income Fund - Class I	82,156	21,344	2,037	—	125	1,683	103,271	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	81,380	—	1,541	—	(120)	2,926	82,645	2.0
JNL/PIMCO Real Return Fund - Class I	101,341	—	1,083	—	127	3,147	103,532	2.5
JNL/PPM America High Yield Bond Fund - Class I	80,995	—	1,270	—	77	2,418	82,220	2.0
JNL/PPM America Total Return Fund - Class I	183,372	22,141	3,913	—	115	6,025	207,740	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	270,464	—	13,705	—	3,325	42,146	302,230	7.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	40,680	—	2,237	—	(181)	3,139	41,401	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	122,073	—	41,378	—	(621)	2,400	82,474	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	40,756	—	1,402	—	(24)	1,578	40,908	1.0
JNL/T. Rowe Price Value Fund - Class I	286,082	—	1,197	—	326	(1,420)	283,791	6.9
JNL/WCM Focused International Equity Fund - Class I	101,889	—	6,907	—	(148)	10,715	105,549	2.5
JNL/William Blair International Leaders Fund - Class I	40,708	—	2,073	—	(586)	4,029	42,078	1.0
JNL/WMC Government Money Market Fund - Class I	81,109	1,794	1,454	806	—	—	81,449	2.0
JNL/WMC Value Fund - Class I	182,620	—	177	—	43	(2,324)	180,162	4.4
	4,050,315	107,089	241,825	806	18,185	203,802	4,137,566	100.0

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mobile Telesystems	11/16/20	143	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	06/19/17	658	—	—
Public Joint Stock Society Inter RAO UES	12/12/16	331	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	522	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	463	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	266	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	2	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TCS Group Holding PLC	01/10/22	100	—	—
		2,485	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.9%
U.S. Treasury Note 32.7%
Treasury, United States Department of
0.38%, 04/15/24 - 09/30/27	32,899	30,241
2.00%, 04/30/24 - 11/15/26	9,079	8,746
2.25%, 04/30/24 - 11/15/27	7,920	7,575
2.50%, 04/30/24 - 03/31/27	10,361	10,088
0.25%, 05/15/24 - 10/31/25	14,220	13,121
1.75%, 06/30/24 - 11/15/29	14,010	13,180
3.00%, 06/30/24 - 10/31/25	7,330	7,183
2.13%, 07/31/24 - 05/31/26	6,255	6,007
1.25%, 08/31/24 - 08/15/31	22,870	20,194
1.88%, 08/31/24 - 02/15/32	12,125	11,106
3.25%, 08/31/24 (a)	1,905	1,876
1.50%, 09/30/24 - 02/15/30	18,785	17,433
4.25%, 09/30/24 (a)	1,835	1,833
0.63%, 10/15/24 - 08/15/30	24,596	21,232
4.38%, 10/31/24	1,500	1,502
0.75%, 11/15/24 - 01/31/28	17,480	15,876
4.50%, 11/30/24 - 11/15/25	3,435	3,467
4.25%, 12/31/24 - 10/15/25	1,750	1,759
1.13%, 01/15/25 - 02/15/31	18,400	16,418
1.38%, 01/31/25 - 11/15/31	11,466	10,103
4.13%, 01/31/25 (a)	2,815	2,814
2.75%, 02/28/25 - 08/15/32	15,742	15,076
4.63%, 02/28/25 (a)	1,745	1,762
2.63%, 03/31/25 - 02/15/29	10,010	9,575
3.88%, 03/31/25 - 12/31/27	8,060	8,094
2.88%, 06/15/25 - 05/15/32	11,932	11,492
3.13%, 08/15/25 - 11/15/28	8,795	8,591
3.50%, 09/15/25 - 02/15/33	8,240	8,218
4.00%, 12/15/25 - 02/28/30	5,080	5,139
1.63%, 02/15/26 - 05/15/31	14,212	13,017
0.50%, 02/28/26 - 10/31/27	10,625	9,444
4.63%, 03/15/26	1,500	1,534
0.88%, 06/30/26 - 11/15/30	10,730	9,305
2.38%, 05/15/27 - 03/31/29	3,790	3,562
3.25%, 06/30/27	1,990	1,956
4.13%, 09/30/27 - 11/15/32	5,105	5,301
4.00%, 02/29/28 (a)	1,785	1,817
3.63%, 03/31/28 - 03/31/30	4,525	4,541
1.00%, 07/31/28	4,195	3,667
		343,845
Mortgage-Backed Securities 27.2%
Federal Home Loan Mortgage Corporation
4.50%, 05/01/23 - 01/01/53	2,863	2,847
3.50%, 10/01/23 - 05/01/52	6,910	6,548
3.00%, 02/01/24 - 09/01/52	10,559	9,719
4.00%, 02/01/24 - 07/01/52	4,981	4,842
5.00%, 03/01/26 - 10/01/49	801	822
2.50%, 08/01/27 - 05/01/52	19,342	16,942
6.50%, 07/01/28 - 03/01/39	81	88
5.50%, 11/01/28 - 02/01/40	344	359
2.00%, 01/01/29 - 03/01/52	27,978	23,569
6.00%, 02/01/29 - 05/01/40	228	242
1.50%, 02/01/36 - 03/01/52	7,448	6,100
TBA, 5.50%, 05/15/53 (b)	475	480
Federal National Mortgage Association, Inc.
5.00%, 09/01/23 - 06/01/49	1,210	1,233
4.00%, 03/01/24 - 09/01/52	8,911	8,683
4.50%, 04/01/24 - 06/01/49	2,505	2,514
6.00%, 05/01/24 - 09/01/39	483	508
3.50%, 09/01/25 - 06/01/52	13,455	12,725
3.00%, 11/01/26 - 03/01/52	21,538	19,764
2.50%, 03/01/27 - 05/01/52	36,607	31,969
2.00%, 09/01/28 - 06/01/52	39,076	32,897
5.50%, 01/01/32 - 02/01/42	715	744
6.50%, 07/01/32 - 12/01/38	154	163
1.50%, 09/01/35 - 09/01/51	9,495	7,907
7.00%, 12/01/35 - 02/01/38	12	13
TBA, 1.50%, 04/15/38 (b)	1,700	1,495
TBA, 2.00%, 04/15/38 - 04/15/53 (b)	14,150	11,851
TBA, 3.00%, 04/15/38 - 04/15/53 (b)	625	570
TBA, 3.50%, 04/15/38 - 04/15/53 (b)	1,475	1,385
TBA, 4.00%, 04/15/38 - 05/15/53 (b)	2,525	2,420
TBA, 4.50%, 04/15/38 - 05/15/53 (b)	4,975	4,876
TBA, 6.00%, 05/15/47 - 04/15/53 (b)	1,325	1,352
TBA, 5.00%, 05/15/48 - 04/15/53 (b)	4,500	4,487
TBA, 2.50%, 04/15/53 (b)	275	237
TBA, 5.50%, 04/15/53 (b)	2,425	2,450
TBA, 6.50%, 04/15/53 (b)	650	671
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	4,245	4,156
4.50%, 04/20/26 - 07/20/52	2,174	2,181
3.50%, 05/15/26 - 09/20/52	9,297	8,861
3.00%, 01/20/27 - 06/20/52	12,348	11,383
2.50%, 08/20/27 - 07/20/52	16,516	14,591
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	67	71
TBA, 6.00%, 05/21/32 - 04/15/53 (b)	850	865
5.00%, 03/15/33 - 06/20/49	912	935
5.50%, 08/15/33 - 04/20/43	149	151
6.50%, 07/15/38	3	3
TBA, 5.50%, 05/15/44 - 04/15/53 (b)	1,200	1,214
2.00%, 11/20/50 - 05/20/52	10,804	9,194
TBA, 2.00%, 04/15/53 (b)	5,000	4,245
TBA, 4.00%, 04/15/53 (b)	1,625	1,564
TBA, 4.50%, 04/15/53 - 05/15/53 (b)	2,100	2,068
TBA, 5.00%, 04/15/53 - 05/15/53 (b)	1,650	1,652
		286,607
U.S. Treasury Bond 7.9%
Treasury, United States Department of
5.25%, 11/15/28	637	688
4.50%, 02/15/36 - 08/15/39	1,030	1,143
4.75%, 02/15/37 - 02/15/41	2,362	2,689
4.25%, 05/15/39	970	1,046
4.63%, 02/15/40	40	45
1.13%, 05/15/40	2,545	1,692
4.38%, 05/15/40 - 05/15/41	1,333	1,451
3.88%, 08/15/40 - 02/15/43	1,363	1,388
1.38%, 11/15/40 - 08/15/50	5,946	3,694
1.88%, 02/15/41 - 11/15/51	7,705	5,364
2.25%, 05/15/41 - 02/15/52	10,715	8,098
1.75%, 08/15/41	1,545	1,118
3.75%, 08/15/41 - 11/15/43	2,950	2,926
2.00%, 11/15/41 - 08/15/51	6,054	4,311
3.13%, 11/15/41 - 05/15/48	4,197	3,776
2.38%, 02/15/42 - 05/15/51	7,190	5,630
3.25%, 05/15/42	765	705
2.75%, 08/15/42 - 11/15/47	2,899	2,425
3.38%, 08/15/42 - 11/15/48	3,432	3,203
4.00%, 11/15/42 - 11/15/52	1,510	1,581
2.88%, 05/15/43 - 05/15/52	5,882	5,038
3.63%, 08/15/43 - 02/15/53	5,206	5,060
3.00%, 11/15/44 - 08/15/52	16,046	13,992
2.50%, 05/15/46	1,955	1,551
1.25%, 05/15/50	4,047	2,352
1.63%, 11/15/50	3,940	2,527
		83,493
U.S. Government Agency Obligations 1.2%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.65%, 07/23/35 (c)	225	164
Federal Home Loan Mortgage Corporation
1.50%, 02/12/25 (c)	680	647
0.38%, 07/21/25 (c)	1,250	1,149
0.63%, 11/25/25 (c)	750	683
0.80%, 10/27/26 (c)	200	178
6.75%, 09/15/29 - 03/15/31 (c)	180	214
6.25%, 07/15/32 (a) (c)	605	721
Federal National Mortgage Association, Inc.
2.63%, 09/06/24 (c)	900	878
1.63%, 10/15/24 (c)	500	480
0.63%, 04/22/25 (c)	1,000	932
0.50%, 06/17/25 (c)	1,000	924
0.88%, 12/18/26 (c)	225	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
7.25%, 05/15/30 (c)	540	661
6.63%, 11/15/30 (c)	631	748
FHLBanks Office of Finance
2.88%, 09/13/24 (c)	1,200	1,168
0.50%, 04/14/25 (c)	400	372
3.25%, 11/16/28 (c)	1,550	1,509
5.50%, 07/15/36 (c)	700	798
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	213
5.38%, 04/01/56 (c)	300	339
		12,978
Sovereign 1.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	490
6.55%, 03/14/37	250	272
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	190
4.13%, 11/20/45	200	183
5.10%, 06/18/50	100	100
4.98%, 04/20/55	100	98
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	384
8.30%, 08/15/31	300	354
4.75%, 04/27/32 - 03/08/44	856	762
4.28%, 08/14/41	500	409
5.55%, 01/21/45	300	283
4.60%, 01/23/46	250	206
5.75%, 10/12/10	100	89
Gouvernement de la Province de Quebec
2.88%, 10/16/24	300	293
Government of Canada
1.63%, 01/22/25 (a)	200	191
Government of the Republic of Panama
6.40%, 02/14/35	200	209
6.70%, 01/26/36	400	423
4.50%, 04/16/50	600	458
Israel, Government of
5.50%, 04/26/24	142	142
Japan Bank For International Cooperation
0.50%, 04/15/24	500	478
4.25%, 01/26/26	300	300
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	42	42
7.63%, 03/29/41	250	282
Manitoba, Province of
3.05%, 05/14/24	350	344
Ministry of Defence State of Israel
2.75%, 07/03/30	400	362
3.38%, 01/15/50	200	154
4.50%, 04/03/20	300	253
Ontario, Government of
3.20%, 05/16/24	300	295
0.63%, 01/21/26	300	273
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	381
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	201
The Philippines, Government of
9.50%, 02/02/30	400	506
1.65%, 06/10/31	300	241
6.38%, 01/15/32	500	559
3.70%, 03/01/41	300	250
5.95%, 10/13/47 (a)	200	216
The Province of British Columbia, Government of
6.50%, 01/15/26	70	74
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	541
5.35%, 02/11/49 (a)	200	203
The Republic of Korea, Government of
5.63%, 11/03/25	250	256
Urzad Rady Ministrow
5.50%, 11/16/27	300	313
5.75%, 11/16/32	300	320
		12,380
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Series A2-K039, REMIC, 3.30%, 07/25/24	250	244
Series A2-K046, REMIC, 3.21%, 03/25/25	200	195
Series A2-K062, REMIC, 3.41%, 12/25/26	500	485
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	738
Series A2-K087, REMIC, 3.77%, 12/25/28	500	488
Series A2-K092, REMIC, 3.30%, 04/25/29	400	380
Series A1-K099, REMIC, 2.26%, 06/25/29	365	338
Series A1-K106, REMIC, 1.78%, 10/25/29	483	430
Series A2-K103, REMIC, 2.65%, 11/25/29	600	546
Series A2-K117, REMIC, 1.41%, 08/25/30	500	411
Series A2-K126, REMIC, 2.07%, 01/25/31	400	343
Series AM-K138, REMIC, 1.89%, 01/25/32	300	245
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	556
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	590
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	326	313
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	356	341
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	478	466
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	296	280
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	458
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	446
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	259
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	283
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (d)	300	241
		9,076
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	326
Bay Area Toll Authority
6.26%, 04/01/49	200	242
California, State of
3.50%, 04/01/28	80	77
6.00%, 03/01/33	100	111
7.55%, 04/01/39	300	388
Chicago Transit Authority
6.90%, 12/01/40	195	225
Connecticut, State of
5.85%, 03/15/32	125	135
Cook, County of
6.23%, 11/15/34	100	110
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	231
Dallas County Hospital District
5.62%, 08/15/44	300	325
Dallas Independent School District
6.45%, 02/15/35	300	304
District of Columbia, Government of
5.59%, 12/01/34	220	233
Illinois, State of
7.35%, 07/01/35	371	408
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	266
Los Angeles Unified School District
5.76%, 07/01/29	200	211
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	193	200
New Jersey Economic Development Authority
7.43%, 02/15/29	200	218
New Jersey Turnpike Authority
7.10%, 01/01/41	250	308
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	271
New York City Transitional Finance Authority
5.77%, 08/01/36	250	262

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	329
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	191
San Diego County Water Authority
6.14%, 05/01/49	260	301
Texas A&M University
3.66%, 07/01/47	100	87
Texas Department of Transportation
5.18%, 04/01/30	400	414
Texas, State of
5.52%, 04/01/39	200	220
The Ohio State University
4.91%, 06/01/40	200	204
3.80%, 12/01/46	500	428
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	216
4.46%, 10/01/62	300	280
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	203
Wisconsin, State of
5.70%, 05/01/26	350	358
		8,387
Total Government And Agency Obligations (cost $822,408)		756,766
CORPORATE BONDS AND NOTES 26.3%
Financials 9.1%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	276
Ally Financial Inc.
3.88%, 05/21/24	300	287
5.80%, 05/01/25	250	242
American Express Company
3.00%, 10/30/24	400	388
3.30%, 05/03/27 (a)	300	285
4.05%, 12/03/42	200	183
American International Group, Inc.
2.50%, 06/30/25	234	222
4.75%, 04/01/48	60	54
4.38%, 06/30/50	350	298
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	100
Aon Corporation
3.75%, 05/02/29	300	285
2.80%, 05/15/30	350	309
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	142
Ares Capital Corporation
4.25%, 03/01/25	300	284
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	32
Asian Development Bank
1.50%, 10/18/24 - 01/20/27	1,150	1,073
2.13%, 03/19/25	200	192
0.63%, 04/29/25	240	224
1.00%, 04/14/26	300	275
2.38%, 08/10/27	300	284
2.75%, 01/19/28	400	383
6.38%, 10/01/28	210	235
1.88%, 01/24/30	200	178
4.00%, 01/12/33	300	307
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	324
Athene Holding Ltd
3.95%, 05/25/51	300	204
Banco Santander, S.A.
2.75%, 05/28/25 (e)	400	372
5.15%, 08/18/25 (e)	400	393
3.80%, 02/23/28 (e)	400	367
Bank of America Corporation
4.00%, 04/01/24 - 01/22/25	450	443
4.20%, 08/26/24	750	738
2.46%, 10/22/25	400	381
1.32%, 06/19/26	165	151
4.83%, 07/22/26	300	296
1.20%, 10/24/26	300	270
5.08%, 01/20/27	300	299
3.59%, 07/21/28	750	706
6.20%, 11/10/28	400	418
3.97%, 03/05/29	150	142
4.27%, 07/23/29	170	163
3.19%, 07/23/30	300	267
2.88%, 10/22/30	400	348
2.50%, 02/13/31	185	157
2.59%, 04/29/31	250	212
1.90%, 07/23/31	150	120
1.92%, 10/24/31	300	239
2.69%, 04/22/32	255	213
2.30%, 07/21/32	200	161
2.57%, 10/20/32	300	246
2.97%, 02/04/33 - 07/21/52	500	388
6.11%, 01/29/37	250	262
3.85%, 03/08/37	200	172
4.24%, 04/24/38	120	108
3.31%, 04/22/42	195	150
4.44%, 01/20/48	120	106
3.95%, 01/23/49	75	61
4.33%, 03/15/50	300	259
2.83%, 10/24/51	200	132
3.48%, 03/13/52	55	41
Bank of Montreal
1.50%, 01/10/25 (a) (e)	300	282
0.95%, 01/22/27	600	536
4.70%, 09/14/27 (e)	100	99
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	285
Barclays PLC
3.65%, 03/16/25 (e)	400	381
2.89%, 11/24/32 (e)	200	159
5.25%, 08/17/45	250	236
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	184
4.20%, 08/15/48	135	123
2.85%, 10/15/50	200	141
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	214
BlackRock, Inc.
2.40%, 04/30/30	200	175
Blackstone Private Credit Fund
2.70%, 01/15/25	400	368
BNP Paribas
4.25%, 10/15/24	250	243
BPCE
4.00%, 04/15/24	200	196
Brookfield Corporation
4.00%, 01/15/25	250	245
Brookfield Financial, Inc.
3.90%, 01/25/28	150	140
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (e)	200	190
0.95%, 10/23/25 (e)	300	270
Capital One Financial Corporation
4.20%, 10/29/25	500	466
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	289
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	138
CI Financial Corp.
4.10%, 06/15/51	250	153
Cincinnati Financial Corporation
6.13%, 11/01/34	100	108
Citigroup Inc.
5.50%, 09/13/25	300	299
2.01%, 01/25/26	300	283
3.11%, 04/08/26	250	239
3.20%, 10/21/26	780	736
3.89%, 01/10/28	160	153
3.67%, 07/24/28	450	426

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.13%, 07/25/28	250	237
4.08%, 04/23/29	115	109
6.63%, 06/15/32	300	322
3.06%, 01/25/33	300	255
3.79%, 03/17/33	200	179
4.91%, 05/24/33	250	245
6.27%, 11/17/33	300	324
5.88%, 01/30/42	489	518
4.75%, 05/18/46	200	177
4.28%, 04/24/48	60	52
4.65%, 07/23/48	140	130
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	215
CME Group Inc.
3.00%, 03/15/25	200	194
Cooperatieve Rabobank U.A.
3.88%, 08/22/24	400	394
5.00%, 01/13/25 (e)	300	300
4.38%, 08/04/25	250	245
Corebridge Financial, Inc.
3.65%, 04/05/27 (f)	200	188
3.90%, 04/05/32 (f)	200	173
4.40%, 04/05/52 (f)	200	156
Credit Suisse Group Funding (Guernsey) Limited
4.88%, 05/15/45	350	298
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	256
3.55%, 09/18/31 (e)	300	245
3.73%, 01/14/32 (e)	400	292
Discover Bank
4.25%, 03/13/26	200	192
2.70%, 02/06/30	250	202
Equitable Holdings, Inc.
4.35%, 04/20/28	85	82
5.59%, 01/11/33	300	294
5.00%, 04/20/48	100	86
European Bank for Reconstruction and Development
0.50%, 05/19/25 (a)	500	464
European Investment Bank
2.25%, 06/24/24	1,300	1,266
1.88%, 02/10/25	600	576
1.63%, 03/14/25	210	200
0.38%, 12/15/25 - 03/26/26	525	476
3.88%, 03/15/28 (a)	210	212
Fidelity National Information Services, Inc.
4.70%, 07/15/27	300	294
Fifth Third Bancorp
8.25%, 03/01/38	300	342
Fiserv, Inc.
2.75%, 07/01/24	190	184
3.50%, 07/01/29	190	176
4.40%, 07/01/49	100	85
FS KKR Capital Corp.
3.40%, 01/15/26	400	360
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	482
4.42%, 11/15/35	550	533
HSBC Holdings PLC
5.21%, 08/11/28	300	298
2.21%, 08/17/29 (e)	400	335
3.97%, 05/22/30	300	271
4.76%, 03/29/33 (e)	200	181
5.40%, 08/11/33	500	494
6.25%, 03/09/34	200	209
6.10%, 01/14/42	300	321
ING Groep N.V.
3.55%, 04/09/24 (e)	300	294
4.25%, 03/28/33 (e)	200	183
Inter-American Development Bank
2.13%, 01/15/25	500	482
1.75%, 03/14/25	160	153
0.63%, 07/15/25	500	464
1.50%, 01/13/27	750	691
4.00%, 01/12/28	300	304
1.13%, 01/13/31	300	248
4.38%, 01/24/44	100	104
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	338
4.60%, 03/15/33	250	248
4.25%, 09/21/48	75	66
3.00%, 09/15/60	85	56
5.20%, 06/15/62	250	251
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	239
0.63%, 04/22/25	430	401
0.38%, 07/28/25	300	276
2.50%, 07/29/25 - 03/29/32	1,640	1,551
0.50%, 10/28/25	500	457
3.13%, 06/15/27	400	391
1.38%, 04/20/28	300	267
3.88%, 02/14/30	210	213
1.25%, 02/10/31	195	165
International Finance Corporation
3.63%, 09/15/25	400	397
Japan Bank For International Cooperation
2.13%, 02/10/25	250	240
2.25%, 11/04/26	400	373
2.00%, 10/17/29	400	352
Jefferies Group LLC
4.15%, 01/23/30	150	137
John Deere Capital Corporation
0.45%, 06/07/24	200	190
4.05%, 09/08/25	100	99
0.70%, 01/15/26	300	272
3.45%, 03/07/29	115	110
1.45%, 01/15/31	200	162
JPMorgan Chase & Co.
3.63%, 05/13/24	250	247
3.13%, 01/23/25	305	296
2.30%, 10/15/25	235	225
2.08%, 04/22/26	250	235
8.00%, 04/29/27	200	227
3.54%, 05/01/28	300	284
2.18%, 06/01/28	500	448
4.85%, 07/25/28	150	150
3.51%, 01/23/29	200	187
4.01%, 04/23/29	150	143
4.20%, 07/23/29	640	618
2.74%, 10/15/30	220	192
2.52%, 04/22/31	405	346
2.96%, 05/13/31	350	301
1.76%, 11/19/31	85	68
2.58%, 04/22/32	200	168
2.96%, 01/25/33	300	257
4.91%, 07/25/33	200	199
5.72%, 09/14/33	100	102
5.60%, 07/15/41	400	417
3.96%, 11/15/48	200	166
3.90%, 01/23/49	105	86
3.11%, 04/22/51	370	263
3.33%, 04/22/52	195	143
KeyBank National Association
4.15%, 08/08/25	250	237
KeyCorp
2.25%, 04/06/27	250	212
KfW
2.50%, 11/20/24	800	778
2.00%, 05/02/25 (a)	680	652
0.38%, 07/18/25	275	253
0.63%, 01/22/26	300	274
3.75%, 02/15/28	300	300
0.00%, 06/29/37 (g)	150	88
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	378
Lazard Group LLC
4.38%, 03/11/29	300	285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
3.87%, 07/09/25 (e)	250	243
4.34%, 01/09/48	500	388
Markel Corporation
4.15%, 09/17/50	300	242
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	62
5.45%, 03/15/53	100	103
MasterCard Incorporated
4.85%, 03/09/33	100	104
3.85%, 03/26/50	300	267
MetLife, Inc.
3.60%, 04/10/24	250	246
5.70%, 06/15/35	100	106
6.40%, 12/15/36	100	96
5.88%, 02/06/41	300	314
5.25%, 01/15/54	300	291
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	480
3.84%, 04/17/26	300	291
5.02%, 07/20/28	300	298
5.35%, 09/13/28	300	302
4.32%, 04/19/33	300	279
4.29%, 07/26/38	300	279
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	474
2.20%, 07/10/31	200	162
Moody's Corporation
2.00%, 08/19/31	400	327
Morgan Stanley
3.70%, 10/23/24	500	491
4.00%, 07/23/25	750	733
0.86%, 10/21/25	300	279
6.25%, 08/09/26	200	208
4.35%, 09/08/26	300	292
3.63%, 01/20/27	600	576
1.59%, 05/04/27	195	176
1.51%, 07/20/27	200	178
5.12%, 02/01/29	300	302
2.70%, 01/22/31	185	159
2.24%, 07/21/32	200	161
2.51%, 10/20/32	130	106
2.94%, 01/21/33	600	509
4.89%, 07/20/33	500	491
6.34%, 10/18/33	130	142
3.22%, 04/22/42	110	85
4.38%, 01/22/47	200	179
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	238
2.50%, 12/21/40 (h)	100	66
National Australia Bank Limited
4.97%, 01/12/26	250	252
2.50%, 07/12/26	500	467
NatWest Group PLC
7.47%, 11/10/26 (e)	400	417
Nomura Holdings, Inc.
2.65%, 01/16/25	200	190
Northern Trust Corporation
3.95%, 10/30/25	250	239
ORIX Corporation
3.70%, 07/18/27	200	190
Owl Rock Capital Corporation
3.40%, 07/15/26	400	355
PACCAR Financial Corp.
4.60%, 01/10/28	250	254
PayPal Holdings, Inc.
1.65%, 06/01/25	600	563
2.85%, 10/01/29	100	90
3.25%, 06/01/50	200	146
PNC Bank, National Association
4.20%, 11/01/25	300	288
Principal Financial Group, Inc.
5.38%, 03/15/33	200	200
5.50%, 03/15/53	100	96
Prospect Capital Corporation
3.36%, 11/15/26	500	416
Prudential Financial, Inc.
5.20%, 03/15/44	250	238
3.91%, 12/07/47	313	251
3.70%, 03/13/51	300	228
Royal Bank of Canada
3.38%, 04/14/25 (e)	300	291
3.63%, 05/04/27 (e)	300	287
3.88%, 05/04/32 (e)	300	278
5.00%, 02/01/33 (e)	150	152
S&P Global Inc.
2.45%, 03/01/27	200	188
4.75%, 08/01/28	100	101
2.50%, 12/01/29 (a)	200	177
2.90%, 03/01/32	200	178
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	478
6.50%, 03/09/29	200	200
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	435
State Street Corporation
3.03%, 11/01/34	230	199
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	141
5.52%, 01/13/28	300	305
3.54%, 01/17/28	200	186
3.04%, 07/16/29	300	266
Synchrony Financial
4.25%, 08/15/24	250	232
The Bank of Nova Scotia
3.45%, 04/11/25 (e)	300	290
1.30%, 09/15/26 (e)	200	176
The Charles Schwab Corporation
1.65%, 03/11/31	300	231
The Export-Import Bank of Korea
3.25%, 11/10/25	400	386
The Goldman Sachs Group, Inc.
3.75%, 05/22/25	1,000	972
4.25%, 10/21/25	500	486
3.85%, 01/26/27	110	106
1.54%, 09/10/27	150	132
1.95%, 10/21/27	170	152
2.64%, 02/24/28	300	274
3.81%, 04/23/29	150	141
2.60%, 02/07/30	500	429
2.62%, 04/22/32	205	171
2.38%, 07/21/32	200	163
2.65%, 10/21/32	160	132
3.10%, 02/24/33	300	257
6.75%, 10/01/37	350	380
4.41%, 04/23/39	90	81
6.25%, 02/01/41	250	275
3.21%, 04/22/42	125	94
4.75%, 10/21/45	230	212
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	78
The Korea Development Bank
3.38%, 09/16/25	500	479
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	373
3.45%, 04/23/29	200	186
2.55%, 01/22/30	400	342
The Progressive Corporation
4.35%, 04/25/44	200	181
4.13%, 04/15/47	50	44
The Toronto-Dominion Bank
0.75%, 09/11/25 (e)	400	360
3.20%, 03/10/32 (e)	200	175
The Travelers Companies, Inc.
6.38%, 03/15/33	200	228
4.00%, 05/30/47	100	86
Toyota Motor Credit Corporation
4.40%, 09/20/24	300	300
2.00%, 10/07/24	170	163

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.80%, 01/10/25	250	252
1.80%, 02/13/25	400	381
0.80%, 10/16/25 - 01/09/26	600	546
2.15%, 02/13/30 (a)	500	439
1.65%, 01/10/31	100	82
4.70%, 01/12/33	250	253
Truist Bank
3.63%, 09/16/25	500	475
Truist Financial Corporation
2.50%, 08/01/24	325	311
U.S. Bancorp
3.15%, 04/27/27	500	468
1.38%, 07/22/30	100	78
U.S. Bank National Association
2.80%, 01/27/25	500	478
Unum Group
4.50%, 12/15/49	300	223
Visa Inc.
3.15%, 12/14/25	305	296
1.10%, 02/15/31	300	239
2.70%, 04/15/40	400	317
3.65%, 09/15/47	45	40
2.00%, 08/15/50	280	177
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,641
2.16%, 02/11/26	160	151
4.10%, 06/03/26	200	193
4.54%, 08/15/26	200	197
3.58%, 05/22/28	250	236
4.15%, 01/24/29	130	124
2.57%, 02/11/31	360	305
4.90%, 07/25/33	400	391
3.07%, 04/30/41	300	224
5.61%, 01/15/44	350	339
4.90%, 11/17/45	250	223
4.75%, 12/07/46	200	174
Westpac Banking Corporation
2.85%, 05/13/26	90	85
2.70%, 08/19/26	250	235
4.11%, 07/24/34 (e)	500	442
3.02%, 11/18/36	85	66
4.42%, 07/24/39 (e)	50	42
Willis North America Inc.
3.88%, 09/15/49	300	225
		95,704
Health Care 2.8%
Abbott Laboratories
2.95%, 03/15/25	250	244
1.40%, 06/30/30 (a)	300	250
6.00%, 04/01/39	100	114
4.75%, 04/15/43	200	203
AbbVie Inc.
2.60%, 11/21/24	400	386
3.80%, 03/15/25	400	394
3.60%, 05/14/25	140	137
3.20%, 05/14/26 - 11/21/29	550	518
4.25%, 11/14/28	100	99
4.30%, 05/14/36	115	108
4.05%, 11/21/39	400	358
4.63%, 10/01/42	500	462
4.45%, 05/14/46	140	127
4.88%, 11/14/48	100	96
Aetna Inc.
6.63%, 06/15/36	150	166
4.13%, 11/15/42	200	170
Amgen Inc.
2.60%, 08/19/26	180	169
2.45%, 02/21/30	80	69
5.25%, 03/02/30	400	409
2.30%, 02/25/31	350	294
3.15%, 02/21/40	265	208
3.38%, 02/21/50	265	198
4.66%, 06/15/51	408	370
3.00%, 01/15/52	200	138
AstraZeneca Finance LLC
4.90%, 03/03/30	200	204
AstraZeneca PLC
3.38%, 11/16/25	115	112
1.38%, 08/06/30	80	65
6.45%, 09/15/37	250	295
4.38%, 11/16/45 - 08/17/48	130	124
Baxalta Incorporated
4.00%, 06/23/25	250	245
5.25%, 06/23/45	60	59
Baxter International Inc.
1.92%, 02/01/27	145	130
2.54%, 02/01/32	100	81
Becton, Dickinson and Company
3.73%, 12/15/24	193	189
3.70%, 06/06/27	300	290
Biogen Inc.
4.05%, 09/15/25	440	430
Boston Scientific Corporation
1.90%, 06/01/25	400	378
Bristol-Myers Squibb Company
2.90%, 07/26/24	270	265
3.90%, 02/20/28	200	196
3.40%, 07/26/29	75	71
1.45%, 11/13/30	90	73
2.95%, 03/15/32	85	77
4.13%, 06/15/39	100	93
3.55%, 03/15/42	60	51
4.35%, 11/15/47	70	65
4.55%, 02/20/48	70	66
4.25%, 10/26/49	190	172
2.55%, 11/13/50	85	57
Cardinal Health, Inc.
3.75%, 09/15/25	100	98
3.41%, 06/15/27	200	190
Centene Corporation
2.45%, 07/15/28	365	318
2.63%, 08/01/31	305	248
Cigna Corporation
3.50%, 06/15/24	300	294
4.38%, 10/15/28	210	207
4.80%, 08/15/38 - 07/15/46	820	785
3.88%, 10/15/47	60	49
4.90%, 12/15/48	160	151
Cottage Health
3.30%, 11/01/49	300	223
CVS Health Corporation
4.10%, 03/25/25	400	397
2.88%, 06/01/26	200	190
4.30%, 03/25/28	620	609
3.25%, 08/15/29	600	549
1.75%, 08/21/30	95	77
2.70%, 08/21/40	70	50
5.13%, 07/20/45	200	189
5.05%, 03/25/48	470	440
Elevance Health, Inc.
2.25%, 05/15/30	350	300
4.38%, 12/01/47	80	71
3.60%, 03/15/51	70	54
Eli Lilly and Company
3.38%, 03/15/29	250	239
2.25%, 05/15/50	250	165
2.50%, 09/15/60	300	192
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (f)	130	134
5.91%, 11/22/32 (f)	100	106
Gilead Sciences, Inc.
3.65%, 03/01/26	750	734
2.95%, 03/01/27	550	522
1.20%, 10/01/27	210	184
1.65%, 10/01/30	400	329
2.60%, 10/01/40	100	74
4.15%, 03/01/47	150	132
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	118

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
HCA Inc.
4.13%, 06/15/29	100	94
5.13%, 06/15/39	50	47
5.50%, 06/15/47	300	281
5.25%, 06/15/49	100	90
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	165
Humana Inc.
4.95%, 10/01/44	200	187
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	468
3.63%, 03/03/37	100	92
5.95%, 08/15/37	250	290
3.50%, 01/15/48	50	44
MedStar Health, Inc.
3.63%, 08/15/49	200	131
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	100
Medtronic, Inc.
4.38%, 03/15/35	200	197
4.63%, 03/15/45	284	279
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	131
4.20%, 07/01/55	250	217
Merck & Co., Inc.
2.15%, 12/10/31	120	101
3.90%, 03/07/39	50	46
2.35%, 06/24/40	55	41
3.70%, 02/10/45	250	218
4.00%, 03/07/49	80	72
2.45%, 06/24/50	70	47
2.90%, 12/10/61	160	110
Mylan II B.V.
5.25%, 06/15/46	85	68
Northwell Health, Inc.
3.98%, 11/01/46	500	394
Novartis Capital Corporation
2.00%, 02/14/27	400	369
2.20%, 08/14/30	95	83
4.40%, 05/06/44	200	197
2.75%, 08/14/50	65	48
Pfizer Inc.
0.80%, 05/28/25	300	279
2.75%, 06/03/26	475	455
6.60%, 12/01/28 (i)	50	56
4.20%, 09/15/48	50	46
4.00%, 03/15/49	65	59
Providence St. Joseph Health
3.74%, 10/01/47	350	268
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	291
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	476
Stryker Corporation
3.50%, 03/15/26	250	243
4.10%, 04/01/43	200	174
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	257
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	210
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	220
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	188
5.25%, 02/15/28	200	208
3.88%, 12/15/28	200	196
4.25%, 01/15/29 - 06/15/48	180	171
5.30%, 02/15/30	200	211
2.30%, 05/15/31	80	69
4.20%, 05/15/32 - 01/15/47	400	379
5.35%, 02/15/33	200	213
5.80%, 03/15/36	150	164
3.50%, 08/15/39	250	213
3.05%, 05/15/41	80	63
4.45%, 12/15/48	60	56
3.25%, 05/15/51	105	79
5.88%, 02/15/53	100	112
4.95%, 05/15/62	250	243
6.05%, 02/15/63	100	114
Viatris Inc.
2.70%, 06/22/30	90	73
3.85%, 06/22/40	80	56
4.00%, 06/22/50	110	72
Wyeth LLC
5.95%, 04/01/37	250	280
Zoetis Inc.
5.40%, 11/14/25	200	203
2.00%, 05/15/30	200	169
5.60%, 11/16/32	200	213
		29,279
Utilities 2.1%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	104
Alabama Power Company
6.00%, 03/01/39	250	266
3.70%, 12/01/47	200	159
3.13%, 07/15/51	200	141
Ameren Illinois Company
3.25%, 03/01/25	250	244
American Water Capital Corp.
3.75%, 09/01/47	100	81
Appalachian Power Company
3.70%, 05/01/50	400	307
Arizona Public Service Company
4.50%, 04/01/42	100	87
Atmos Energy Corporation
1.50%, 01/15/31	300	240
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	252
3.50%, 08/15/46	160	124
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	191
6.13%, 04/01/36	400	440
3.80%, 07/15/48	100	81
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	99
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	175
CMS Energy Corporation
4.75%, 06/01/50	300	258
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	304
5.70%, 06/15/40	100	103
3.88%, 06/15/47	300	245
Dominion Energy, Inc.
2.85%, 08/15/26	350	328
3.38%, 04/01/30	250	227
DTE Electric Company
3.38%, 03/01/25	200	195
2.63%, 03/01/31	250	216
2.95%, 03/01/50	400	281
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	694
5.30%, 02/15/40	300	308
3.70%, 12/01/47	200	160
3.20%, 08/15/49	250	184
Duke Energy Florida, LLC
3.40%, 10/01/46	60	46
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	269
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	82
Duke Energy Progress, LLC
4.20%, 08/15/45	250	214
5.35%, 03/15/53	100	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Edison International
6.95%, 11/15/29	200	217
Eversource Energy
2.90%, 10/01/24	300	291
3.30%, 01/15/28	200	188
Exelon Corporation
3.95%, 06/15/25	150	147
4.95%, 06/15/35	250	247
Florida Power & Light Company
5.05%, 04/01/28	100	103
3.70%, 12/01/47	40	33
4.13%, 06/01/48	600	529
Iberdrola International B.V.
6.75%, 07/15/36	150	171
Idaho Power Company
5.50%, 03/15/53	100	104
Kentucky Utilities Company
5.13%, 11/01/40	150	147
MidAmerican Energy Company
3.50%, 10/15/24	200	196
6.75%, 12/30/31	50	58
3.15%, 04/15/50	125	92
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	283
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	201
5.00%, 02/28/30	200	202
2.25%, 06/01/30	400	338
5.05%, 02/28/33	200	201
5.25%, 02/28/53	200	197
NiSource Finance Corp.
3.49%, 05/15/27	200	189
NiSource Inc.
0.95%, 08/15/25	600	546
5.25%, 03/30/28	100	102
1.70%, 02/15/31	500	395
Northern States Power Company
4.13%, 05/15/44	500	444
NorthWestern Corporation
4.18%, 11/15/44	150	128
NSTAR Electric Company
3.20%, 05/15/27	200	190
4.95%, 09/15/52	100	99
Ohio Power Company
2.60%, 04/01/30	200	174
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	159
5.25%, 09/30/40	200	203
3.80%, 09/30/47	200	168
Pacific Gas & Electric Company
3.15%, 01/01/26	345	322
2.10%, 08/01/27	435	379
4.55%, 07/01/30	235	220
4.50%, 07/01/40	240	197
4.95%, 07/01/50	275	227
3.50%, 08/01/50	105	69
PacifiCorp
6.25%, 10/15/37	200	224
PECO Energy Company
4.15%, 10/01/44	250	219
2.85%, 09/15/51	500	343
PG&E Wildfire Recovery Funding LLC
5.21%, 12/01/47	100	102
5.10%, 06/01/52	225	228
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	235
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	172
3.00%, 10/01/49	250	181
Progress Energy, Inc.
7.75%, 03/01/31	300	346
Public Service Electric And Gas Company
3.00%, 05/15/27	200	189
5.50%, 03/01/40	200	209
2.05%, 08/01/50	300	177
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	160
Puget Energy, Inc.
5.76%, 10/01/39	200	211
3.25%, 09/15/49	170	125
San Diego Gas & Electric Company
2.50%, 05/15/26	250	235
1.70%, 10/01/30	200	163
Sempra Energy
4.00%, 02/01/48	50	41
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	432
6.00%, 01/15/34	75	81
5.63%, 02/01/36	195	201
4.05%, 03/15/42	200	166
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	170
3.15%, 09/30/51	400	275
Southwest Gas Corporation
5.45%, 03/23/28	100	101
System Energy Resources, Inc.
6.00%, 04/15/28	100	103
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	257
The Southern Company
3.70%, 04/30/30 (e)	250	233
4.40%, 07/01/46	400	348
Union Electric Company
3.65%, 04/15/45	350	279
Virginia Electric and Power Company
6.00%, 05/15/37	200	214
4.45%, 02/15/44	100	89
4.00%, 11/15/46	300	245
Washington Gas Light Company
3.80%, 09/15/46	200	159
Wisconsin Electric Power Company
4.75%, 09/30/32	100	101
Xcel Energy Inc.
2.60%, 12/01/29 (a)	300	262
		22,647
Information Technology 2.0%
Adobe Inc.
2.30%, 02/01/30	200	177
Apple Inc.
1.80%, 09/11/24	135	130
1.13%, 05/11/25	250	235
0.70%, 02/08/26	255	232
2.45%, 08/04/26	320	305
3.35%, 02/09/27 - 08/08/32	475	463
3.20%, 05/11/27	150	146
3.00%, 11/13/27 (a)	620	595
2.20%, 09/11/29	300	268
1.65%, 05/11/30 - 02/08/31	445	375
2.38%, 02/08/41	90	67
4.25%, 02/09/47	60	58
3.75%, 09/12/47	60	52
2.95%, 09/11/49	300	227
2.65%, 05/11/50	250	177
2.55%, 08/20/60	155	102
2.80%, 02/08/61	240	163
4.10%, 08/08/62	125	112
Applied Materials, Inc.
3.90%, 10/01/25	350	346
Autodesk, Inc.
4.38%, 06/15/25	500	495
Broadcom Corporation
3.50%, 01/15/28	300	282
Broadcom Inc.
3.15%, 11/15/25	100	96
4.75%, 04/15/29	200	197
5.00%, 04/15/30 (a)	250	248
4.15%, 11/15/30	100	93
3.47%, 04/15/34 (f)	255	209
3.50%, 02/15/41 (f)	300	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
3.75%, 02/15/51 (f)	300	221
Cisco Systems, Inc.
3.50%, 06/15/25	100	98
2.50%, 09/20/26	400	378
Corning Incorporated
5.75%, 08/15/40	95	100
3.90%, 11/15/49	300	235
4.38%, 11/15/57	40	34
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	254
6.02%, 06/15/26 (h)	425	436
6.20%, 07/15/30 (h)	250	263
8.10%, 07/15/36 (h)	79	92
8.35%, 07/15/46 (h)	30	36
3.45%, 12/15/51 (f)	60	40
DXC Technology Company
2.38%, 09/15/28 (a)	300	254
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (i)	180	180
6.10%, 04/01/26	200	202
6.35%, 10/15/45 (i)	90	94
Intel Corporation
2.88%, 05/11/24 (a)	100	98
3.70%, 07/29/25	500	493
3.15%, 05/11/27 (a)	150	143
4.88%, 02/10/28	130	132
2.45%, 11/15/29	250	220
5.20%, 02/10/33	115	117
2.80%, 08/12/41	300	218
4.25%, 12/15/42	200	175
4.10%, 05/11/47	150	127
3.73%, 12/08/47	120	95
3.25%, 11/15/49	80	57
5.05%, 08/05/62	105	97
5.90%, 02/10/63	125	129
International Business Machines Corporation
3.00%, 05/15/24	300	294
4.00%, 07/27/25 - 06/20/42	500	467
7.00%, 10/30/25	200	212
3.50%, 05/15/29	210	197
5.88%, 11/29/32	100	109
4.15%, 05/15/39	250	222
4.25%, 05/15/49	150	128
Keysight Technologies, Inc.
4.55%, 10/30/24	300	297
KLA Corporation
3.30%, 03/01/50	300	229
Microsoft Corporation
3.13%, 11/03/25	680	663
2.53%, 06/01/50	377	266
2.92%, 03/17/52	210	159
3.95%, 08/08/56	224	202
2.68%, 06/01/60	179	123
3.04%, 03/17/62	220	165
Motorola Solutions, Inc.
4.60%, 05/23/29	300	292
NVIDIA Corporation
1.55%, 06/15/28	300	264
3.50%, 04/01/40	300	257
Oracle Corporation
2.65%, 07/15/26	500	467
3.25%, 11/15/27	210	197
2.88%, 03/25/31	230	197
6.25%, 11/09/32	110	118
3.90%, 05/15/35	350	305
3.80%, 11/15/37	200	166
3.60%, 04/01/40	400	310
4.50%, 07/08/44	200	168
4.13%, 05/15/45	200	157
6.90%, 11/09/52	105	118
5.55%, 02/06/53	95	91
4.38%, 05/15/55	310	244
4.10%, 03/25/61	235	173
Qualcomm Incorporated
3.45%, 05/20/25	150	147
5.40%, 05/20/33	200	214
4.65%, 05/20/35	60	61
4.80%, 05/20/45	90	90
4.50%, 05/20/52	250	234
6.00%, 05/20/53	200	227
Roper Technologies, Inc.
1.40%, 09/15/27	300	260
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	200	174
2.65%, 08/09/31 (h)	200	159
Texas Instruments Incorporated
1.90%, 09/15/31	300	251
4.90%, 03/14/33	100	104
4.15%, 05/15/48	75	70
5.00%, 03/14/53	200	208
VMware, Inc.
4.50%, 05/15/25 (h)	250	247
4.70%, 05/15/30 (h)	250	243
		21,041
Communication Services 1.9%
Alphabet Inc.
0.45%, 08/15/25	250	230
2.00%, 08/15/26	300	281
1.10%, 08/15/30	280	229
2.25%, 08/15/60	225	139
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	111
4.38%, 07/16/42	200	180
AT&T Inc.
2.30%, 06/01/27	500	458
4.35%, 03/01/29 - 06/15/45	255	238
2.55%, 12/01/33	751	604
4.50%, 05/15/35 - 03/09/48	1,606	1,456
3.65%, 06/01/51 - 09/15/59	706	525
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	313
Charter Communications Operating, LLC
4.91%, 07/23/25	640	634
5.38%, 04/01/38	400	348
6.48%, 10/23/45	210	198
5.75%, 04/01/48	100	86
4.80%, 03/01/50	200	153
5.25%, 04/01/53	200	162
4.40%, 12/01/61	75	52
5.50%, 04/01/63	300	243
Comcast Corporation
3.70%, 04/15/24	285	282
3.38%, 08/15/25	290	283
4.15%, 10/15/28	650	642
6.50%, 11/15/35	100	115
6.95%, 08/15/37	250	298
3.90%, 03/01/38	70	63
4.00%, 08/15/47 - 03/01/48	410	347
4.70%, 10/15/48	365	344
2.45%, 08/15/52 (a)	750	468
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	367
Electronic Arts Inc.
2.95%, 02/15/51	300	207
Fox Corporation
5.48%, 01/25/39	65	62
5.58%, 01/25/49	80	76
Meta Platforms, Inc.
3.85%, 08/15/32	130	122
4.65%, 08/15/62	175	155
NBCUniversal Media, LLC
6.40%, 04/30/40	250	281
Omnicom Group Inc.
2.60%, 08/01/31	375	319
Orange
5.38%, 01/13/42	100	103
5.50%, 02/06/44	300	315
Paramount Global
7.88%, 07/30/30	125	138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Rogers Communications Inc.
3.63%, 12/15/25	300	290
3.70%, 11/15/49	250	182
4.55%, 03/15/52 (f)	300	247
Telefonica Emisiones SA
5.52%, 03/01/49	300	269
Telefonica Europe B.V.
8.25%, 09/15/30	250	293
The Walt Disney Company
1.75%, 08/30/24	150	144
2.00%, 09/01/29	625	542
6.20%, 12/15/34	50	57
2.75%, 09/01/49	225	156
3.80%, 05/13/60	650	533
T-Mobile USA, Inc.
3.50%, 04/15/25	340	330
2.05%, 02/15/28	900	799
3.88%, 04/15/30	435	408
2.55%, 02/15/31	400	339
4.50%, 04/15/50	160	139
3.60%, 11/15/60	100	71
5.80%, 09/15/62	100	103
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	58
Verizon Communications Inc.
3.38%, 02/15/25	223	219
1.45%, 03/20/26	325	299
4.13%, 03/16/27	300	297
4.33%, 09/21/28	400	395
4.02%, 12/03/29	982	941
1.75%, 01/20/31	130	105
2.36%, 03/15/32	250	205
2.65%, 11/20/40	180	129
3.40%, 03/22/41	215	171
3.70%, 03/22/61	405	303
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	169
4.25%, 09/17/50	75	62
5.13%, 06/19/59	110	100
5.75%, 02/10/63	50	49
		20,031
Energy 1.8%
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	374
4.49%, 05/01/30	500	486
BP Capital Markets America Inc.
3.63%, 04/06/30	750	712
4.81%, 02/13/33	95	96
2.94%, 06/04/51	85	59
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	86
Burlington Resources Finance Co
7.20%, 08/15/31	100	116
Canadian Natural Resources Limited
5.85%, 02/01/35	150	150
6.25%, 03/15/38	150	157
Cenovus Energy Inc.
6.75%, 11/15/39	300	320
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	181
Chevron Corporation
2.95%, 05/16/26	110	106
2.24%, 05/11/30	180	159
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	35
2.34%, 08/12/50	40	26
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	101
Conoco Funding Company
7.25%, 10/15/31	75	87
ConocoPhillips
6.95%, 04/15/29	200	226
ConocoPhillips Company
3.76%, 03/15/42	300	256
Devon Energy Corporation
5.85%, 12/15/25	57	58
Enable Midstream Partners, LP
3.90%, 05/15/24	200	196
4.95%, 05/15/28	300	296
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	232
Energy Transfer LP
4.75%, 01/15/26	350	346
4.95%, 06/15/28	300	298
3.75%, 05/15/30	250	231
7.50%, 07/01/38	200	225
6.50%, 02/01/42	150	156
5.00%, 05/15/50	200	170
Enterprise Products Operating LLC
3.70%, 02/15/26	350	341
2.80%, 01/31/30	250	222
6.88%, 03/01/33	25	29
6.45%, 09/01/40	100	111
4.45%, 02/15/43	150	134
4.95%, 10/15/54	300	273
3.95%, 01/31/60	100	78
Equinor ASA
3.13%, 04/06/30 (a)	300	281
3.95%, 05/15/43	300	266
Exxon Mobil Corporation
3.04%, 03/01/26	315	304
2.28%, 08/16/26	150	141
2.61%, 10/15/30	360	323
3.00%, 08/16/39	300	243
4.11%, 03/01/46	205	184
3.10%, 08/16/49	200	151
Halliburton Company
3.80%, 11/15/25	58	57
7.45%, 09/15/39	250	291
5.00%, 11/15/45	120	109
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	386
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	265
5.40%, 09/01/44	250	232
Kinder Morgan, Inc.
5.30%, 12/01/34	350	343
3.60%, 02/15/51	300	214
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	226
Marathon Petroleum Corporation
6.50%, 03/01/41	300	319
MPLX LP
4.88%, 06/01/25	250	248
4.50%, 04/15/38	105	93
5.50%, 02/15/49	80	75
4.90%, 04/15/58	110	92
ONEOK Partners, L.P.
6.65%, 10/01/36	150	156
ONEOK, Inc.
4.00%, 07/13/27	200	191
4.55%, 07/15/28	50	48
Ovintiv Canada ULC
7.20%, 11/01/31	130	139
Phillips 66
4.65%, 11/15/34	250	240
4.90%, 10/01/46 (f)	150	137
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	149
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	301
5.00%, 03/15/27	100	100
4.20%, 03/15/28	300	288
4.50%, 05/15/30	250	242
Shell International Finance B.V.
3.25%, 05/11/25 - 04/06/50	480	416
2.75%, 04/06/30	250	228
4.13%, 05/11/35	200	192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
6.38%, 12/15/38	200	231
4.00%, 05/10/46	155	135
3.13%, 11/07/49	200	149
Suncor Energy Inc.
4.00%, 11/15/47	340	271
The Williams Companies, Inc.
3.50%, 11/15/30	250	227
Total Capital International
3.75%, 04/10/24	500	497
3.46%, 07/12/49	50	40
TransCanada PipeLines Limited
4.88%, 01/15/26	350	349
6.20%, 03/09/26	200	201
4.10%, 04/15/30 (a)	250	235
6.20%, 10/15/37	100	105
5.00%, 10/16/43	150	137
4.88%, 05/15/48 (a)	60	54
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	226
Western Midstream Operating, LP
4.65%, 07/01/26	200	194
4.75%, 08/15/28	100	95
Williams Partners L.P.
4.00%, 09/15/25	350	342
3.75%, 06/15/27	300	288
6.30%, 04/15/40	200	211
		18,812
Industrials 1.7%
3M Company
2.00%, 02/14/25	345	329
2.38%, 08/26/29	690	610
Air Lease Corporation
3.25%, 03/01/25	300	288
2.20%, 01/15/27	200	178
5.30%, 02/01/28	300	296
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	281
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	113
5.75%, 05/01/40	400	431
Canadian National Railway Company
3.65%, 02/03/48	300	248
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	97
Carrier Global Corporation
2.72%, 02/15/30	125	109
3.58%, 04/05/50	505	383
Caterpillar Inc.
3.40%, 05/15/24	500	494
2.60%, 04/09/30	250	224
3.25%, 04/09/50	250	199
CSX Corporation
3.80%, 03/01/28 (a)	300	292
5.50%, 04/15/41	205	212
4.30%, 03/01/48	50	44
3.95%, 05/01/50	300	251
Cummins Inc.
1.50%, 09/01/30	300	245
2.60%, 09/01/50	200	131
Deere & Company
3.90%, 06/09/42 (a)	200	184
Dover Corporation
5.38%, 03/01/41	150	153
Eaton Corporation
4.15%, 11/02/42	100	89
Equifax Inc.
3.10%, 05/15/30	250	217
FedEx Corporation
3.25%, 04/01/26	300	289
4.25%, 05/15/30	300	292
3.88%, 08/01/42	200	163
5.25%, 05/15/50 (a)	100	98
General Electric Company
6.88%, 01/10/39	300	350
Honeywell International Inc.
1.10%, 03/01/27 (h)	300	269
1.75%, 09/01/31	250	205
3.81%, 11/21/47	300	263
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	194
3.80%, 03/21/29	200	190
4.50%, 03/21/49	200	176
Kansas City Southern
3.50%, 05/01/50	300	226
Kennametal Inc.
4.63%, 06/15/28	100	97
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	244
2.90%, 12/15/29	300	265
5.05%, 04/27/45	250	240
Lockheed Martin Corporation
3.55%, 01/15/26	100	99
4.50%, 05/15/36	105	105
4.07%, 12/15/42	243	223
4.09%, 09/15/52	107	97
Norfolk Southern Corporation
2.30%, 05/15/31	300	251
2.90%, 08/25/51	250	167
Northrop Grumman Corporation
3.25%, 01/15/28	150	142
4.75%, 06/01/43	155	150
3.85%, 04/15/45	250	210
Otis Worldwide Corporation
3.11%, 02/15/40	300	233
Parker-Hannifin Corporation
4.00%, 06/14/49	40	34
Raytheon Technologies Corporation
3.13%, 05/04/27	400	379
4.13%, 11/16/28	595	587
4.50%, 06/01/42	300	284
4.80%, 12/15/43	25	24
4.05%, 05/04/47	200	174
4.63%, 11/16/48	90	86
Republic Services, Inc.
4.88%, 04/01/29	100	101
5.00%, 04/01/34	100	102
Snap-on Incorporated
3.25%, 03/01/27	250	239
Southwest Airlines Co.
5.25%, 05/04/25	300	301
5.13%, 06/15/27	200	200
2.63%, 02/10/30	600	511
The Boeing Company
4.88%, 05/01/25 (h)	315	314
2.70%, 02/01/27	125	115
5.04%, 05/01/27 (h)	100	101
2.95%, 02/01/30	125	111
5.15%, 05/01/30 (h)	285	287
5.88%, 02/15/40	25	26
5.71%, 05/01/40 (h)	800	809
3.90%, 05/01/49	40	30
3.95%, 08/01/59	125	92
Union Pacific Corporation
3.95%, 09/10/28	300	297
4.50%, 01/20/33	100	100
3.84%, 03/20/60	445	361
3.80%, 04/06/71	50	39
3.85%, 02/14/72	80	64
United Parcel Service, Inc.
6.20%, 01/15/38	350	399
3.75%, 11/15/47	70	60
Verisk Analytics, Inc.
5.75%, 04/01/33	200	210
W. W. Grainger, Inc.
4.60%, 06/15/45	200	191
Waste Management, Inc.
4.15%, 07/15/49	50	45
		18,009

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 1.7%
Altria Group, Inc.
4.80%, 02/14/29	180	179
5.80%, 02/14/39	110	108
4.50%, 05/02/43	200	160
5.95%, 02/14/49	400	378
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	479
4.90%, 02/01/46	300	293
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	286
3.50%, 06/01/30	110	104
5.45%, 01/23/39	500	528
4.44%, 10/06/48	362	336
5.80%, 01/23/59	295	326
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	282
B. A. T. Capital Corporation
3.22%, 09/06/26	250	235
2.73%, 03/25/31	300	243
4.39%, 08/15/37	150	122
4.54%, 08/15/47	150	111
3.98%, 09/25/50	200	136
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	455
Brown-Forman Corporation
4.75%, 04/15/33	100	102
California Institute of Technology
4.32%, 08/01/45	40	37
Campbell Soup Company
4.15%, 03/15/28	300	294
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	191
3.95%, 08/01/47	200	169
Conagra Brands, Inc.
1.38%, 11/01/27	300	258
5.30%, 11/01/38	55	54
5.40%, 11/01/48	55	54
Constellation Brands, Inc.
3.15%, 08/01/29	400	366
Costco Wholesale Corporation
3.00%, 05/18/27	80	77
1.38%, 06/20/27	300	269
Dollar Tree, Inc.
4.20%, 05/15/28	90	87
General Mills, Inc.
4.20%, 04/17/28	105	104
GSK Consumer Healthcare Capital US LLC
4.00%, 03/24/52	250	207
Kenvue Inc.
5.35%, 03/22/26 (f)	200	205
5.00%, 03/22/30 (f)	200	206
4.90%, 03/22/33 (f)	100	103
5.05%, 03/22/53 (f)	200	206
5.20%, 03/22/63 (f)	100	103
Keurig Dr Pepper Inc.
4.50%, 04/15/52	100	89
Kraft Heinz Foods Company
3.88%, 05/15/27	200	195
5.00%, 06/04/42	400	383
4.38%, 06/01/46	200	174
Massachusetts Institute of Technology
5.60%, 07/01/11	100	111
4.68%, 07/01/14	250	236
McCormick & Company, Incorporated
0.90%, 02/15/26	405	363
1.85%, 02/15/31	300	241
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	186
Molson Coors Beverage Company
3.00%, 07/15/26	500	472
PepsiCo, Inc.
3.00%, 10/15/27	500	479
3.45%, 10/06/46	90	77
2.75%, 10/21/51	50	37
3.88%, 03/19/60	400	355
Philip Morris International Inc.
4.38%, 11/15/41	300	260
RELX Capital Inc.
4.00%, 03/18/29	300	289
Reynolds American Inc.
5.70%, 08/15/35	100	95
Sysco Corporation
5.95%, 04/01/30 (h)	266	283
6.60%, 04/01/50 (h)	300	342
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	17
The Coca-Cola Company
2.13%, 09/06/29	250	224
1.38%, 03/15/31	300	245
2.25%, 01/05/32 (a)	350	305
3.00%, 03/05/51	300	233
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	29
3.13%, 12/01/49	225	173
The J. M. Smucker Company
3.50%, 03/15/25 (a)	300	293
3.38%, 12/15/27	250	238
The Kroger Co.
4.50%, 01/15/29	300	299
7.50%, 04/01/31	150	174
4.45%, 02/01/47	300	264
Tyson Foods, Inc.
5.15%, 08/15/44	200	190
Unilever Capital Corporation
1.38%, 09/14/30	500	407
University of Notre Dame du Lac
3.44%, 02/15/45	250	211
University of Southern California
3.03%, 10/01/39	450	375
5.25%, 10/01/11	20	21
University of Washington
3.52%, 04/15/54	100	83
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200	196
4.10%, 04/15/50	400	299
Walmart Inc.
2.85%, 07/08/24	125	122
2.65%, 12/15/24	300	292
3.70%, 06/26/28	185	183
3.63%, 12/15/47	300	260
4.50%, 09/09/52	100	100
		17,753
Consumer Discretionary 1.5%
Advance Auto Parts, Inc.
5.90%, 03/09/26	200	204
1.75%, 10/01/27	400	346
Amazon.com, Inc.
3.30%, 04/13/27	165	160
3.15%, 08/22/27	740	711
1.65%, 05/12/28	400	354
1.50%, 06/03/30	130	108
3.60%, 04/13/32	135	128
3.88%, 08/22/37	170	158
2.50%, 06/03/50	200	135
4.25%, 08/22/57	320	293
2.70%, 06/03/60	55	36
3.25%, 05/12/61	240	177
4.10%, 04/13/62	160	140
American Honda Finance Corporation
1.20%, 07/08/25	400	371
1.00%, 09/10/25	300	275
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	330
AutoZone, Inc.
3.25%, 04/15/25	350	339
3.75%, 06/01/27	200	194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Discovery Communications, LLC
3.95%, 03/20/28	105	98
3.63%, 05/15/30	400	355
5.20%, 09/20/47	75	62
4.00%, 09/15/55	319	212
eBay Inc.
1.40%, 05/10/26	300	272
3.65%, 05/10/51	15	11
General Motors Company
5.00%, 04/01/35	200	184
5.15%, 04/01/38	70	64
5.40%, 04/01/48	190	166
General Motors Financial Company, Inc.
4.00%, 01/15/25	200	195
2.90%, 02/26/25	200	191
1.25%, 01/08/26	200	180
2.40%, 04/10/28	300	262
2.35%, 01/08/31	400	316
2.70%, 06/10/31	400	321
Hasbro, Inc.
6.35%, 03/15/40	300	303
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	194
Lowe`s Companies, Inc.
1.70%, 09/15/28	300	260
3.65%, 04/05/29	75	71
1.70%, 10/15/30 (a)	400	324
2.80%, 09/15/41	300	213
3.00%, 10/15/50	300	199
5.80%, 09/15/62	105	106
Magna International Inc.
5.98%, 03/21/26	200	202
Marriott International, Inc.
3.13%, 06/15/26	500	472
McDonald's Corporation
3.70%, 01/30/26	175	172
6.30%, 03/01/38	200	227
4.88%, 12/09/45	165	159
3.63%, 09/01/49	200	160
NIKE, Inc.
2.85%, 03/27/30	400	368
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	241
PVH Corp.
4.63%, 07/10/25 (h)	400	392
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	310
6.75%, 06/15/39	300	295
Starbucks Corporation
4.00%, 11/15/28	200	195
2.55%, 11/15/30	500	434
4.50%, 11/15/48	200	181
4.45%, 08/15/49	50	45
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	491
The Home Depot, Inc.
3.00%, 04/01/26	500	485
1.38%, 03/15/31	300	240
4.50%, 09/15/32 (a)	200	201
5.88%, 12/16/36	600	670
3.13%, 12/15/49	200	149
4.95%, 09/15/52	150	150
3.50%, 09/15/56	200	156
Toyota Motor Corporation
3.67%, 07/20/28	200	195
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (f)	300	283
5.39%, 03/15/62 (f)	300	242
		16,133
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	192
4.50%, 07/30/29	250	243
4.85%, 04/15/49	300	259
American Tower Corporation
2.40%, 03/15/25	200	190
1.60%, 04/15/26	500	452
1.50%, 01/31/28 (a)	500	426
3.80%, 08/15/29	90	84
2.70%, 04/15/31	375	314
5.65%, 03/15/33	200	206
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	295
Boston Properties Limited Partnership
3.20%, 01/15/25	200	186
2.90%, 03/15/30	200	154
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	200	153
Corporate Office Properties Trust
2.00%, 01/15/29	450	345
Crown Castle Inc.
3.20%, 09/01/24	330	321
3.70%, 06/15/26	140	135
3.65%, 09/01/27	80	76
3.25%, 01/15/51	50	35
Equinix, Inc.
1.45%, 05/15/26	300	270
3.40%, 02/15/52	300	211
ERP Operating Limited Partnership
2.50%, 02/15/30	200	172
Essex Portfolio, L.P.
3.88%, 05/01/24	200	197
GLP Financing, LLC
5.38%, 04/15/26	150	146
5.75%, 06/01/28	300	295
Healthpeak Properties, Inc.
5.25%, 12/15/32	300	301
6.75%, 02/01/41	200	214
KRC Interim Corp.
2.70%, 10/01/30	200	166
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	307
National Retail Properties, Inc.
3.10%, 04/15/50	200	127
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	247
ProLogis, L.P.
2.13%, 04/15/27	100	91
2.25%, 04/15/30	175	150
4.63%, 01/15/33	100	98
4.75%, 06/15/33	100	99
3.00%, 04/15/50	35	24
Public Storage, Inc.
1.85%, 05/01/28	300	263
Realty Income Corporation
4.13%, 10/15/26	250	242
4.85%, 03/15/30	300	296
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	396
Simon Property Group, L.P.
3.30%, 01/15/26	250	239
2.65%, 07/15/30	200	169
5.50%, 03/08/33	100	99
3.25%, 09/13/49	65	44
3.80%, 07/15/50	200	149
5.85%, 03/08/53	100	99
Store Capital Corporation
4.50%, 03/15/28 (a)	200	181
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	300
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	289
UDR, Inc.
2.10%, 08/01/32	200	155
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	241
3.00%, 01/15/30	200	173
Welltower Inc.
4.95%, 09/01/48	150	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Weyerhaeuser Company
7.38%, 03/15/32	57	65
		10,711
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	142
Avery Dennison Corporation
5.75%, 03/15/33	200	208
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	202
5.32%, 11/15/38	90	91
5.42%, 11/15/48	115	115
Eastman Chemical Company
3.80%, 03/15/25	189	184
Ecolab Inc.
1.30%, 01/30/31	300	238
2.13%, 08/15/50	200	120
2.75%, 08/18/55	75	48
EIDP, Inc.
2.30%, 07/15/30	300	259
FMC Corporation
4.50%, 10/01/49	300	250
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	281
Linde Inc.
2.65%, 02/05/25	400	386
LYB International Finance B.V.
5.25%, 07/15/43	300	276
LYB International Finance III, LLC
3.80%, 10/01/60	200	138
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	300	286
MOS Holdings Inc.
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	333
Newmont Corporation
5.88%, 04/01/35	200	211
Nucor Corporation
2.70%, 06/01/30 (a)	300	264
2.98%, 12/15/55	200	134
Nutrien Ltd.
4.90%, 03/27/28	100	100
2.95%, 05/13/30	300	264
3.95%, 05/13/50	300	237
5.80%, 03/27/53	100	103
PPG Industries, Inc.
2.80%, 08/15/29	200	178
2.55%, 06/15/30	300	259
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	266
RIO Tinto Finance (USA) PLC
5.00%, 03/09/33	100	103
Southern Copper Corporation
7.50%, 07/27/35	150	175
Steel Dynamics, Inc.
3.25%, 10/15/50	115	80
The Dow Chemical Company
4.63%, 10/01/44	250	224
The Sherwin-Williams Company
3.45%, 06/01/27	700	668
4.50%, 06/01/47	70	62
Vale Overseas Ltd
3.75%, 07/08/30	100	89
6.88%, 11/21/36	200	208
Westlake Corporation
3.38%, 08/15/61	200	124
		7,324
Total Corporate Bonds And Notes (cost $322,803)		277,444
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	400	376
Series 2022-A-4, 4.95%, 10/15/25	150	151
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	195
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	127
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	434
Barclays Dryrock Issuance Trust
Series 2022-A-1, 3.07%, 04/15/25	300	292
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	179
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	734
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	332
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	247
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	334
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	255
Series 2021-A3-A3, 1.04%, 11/15/24	193	182
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	268
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	686
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	652	623
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	266
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	401
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	475	464
COMM 2015-DC1 Mortgage Trust
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	480
COMM 2015-LC19 Mortgage Trust
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	500	478
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A3-2, REMIC, 3.42%, 06/20/25	300	294
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A3-3, 4.01%, 10/21/24	200	198
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	175
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	88
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	253
Hyundai Auto Receivables Trust 2022-A
Series 2022-A3-A, 2.22%, 10/15/26	400	384
Hyundai Auto Receivables Trust 2022-B
Series 2022-A3-B, 3.72%, 11/16/26	200	197
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A3-1, 4.51%, 11/15/27	200	200
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	250	243
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	459
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	278
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	909
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	193
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	116	108
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	145	138
Verizon Master Trust
Series 2021-A-2, REMIC, 0.99%, 10/21/24	300	283
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	949
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	250	243
World Omni Auto Receivables Trust 2020-B
Series 2020-A4-B, 0.82%, 04/15/24	200	192
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	229
World Omni Auto Receivables Trust 2022-A
Series 2022-A3-A, 1.66%, 05/17/27	200	191
World Omni Automobile Lease Securitization Trust 2022-A
Series 2022-A3-A, 3.21%, 02/18/25	200	196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,720)		14,094
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.4%
JNL Government Money Market Fund, 4.48% (j) (k)	45,695	45,695
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (j) (k)	3,551	3,551
Total Short Term Investments (cost $49,246)		49,246
Total Investments 104.2% (cost $1,210,177)		1,097,550
Total Forward Sales Commitments (0.1)% (proceeds $986)		(1,007)
Other Assets and Liabilities, Net (4.1)%		(43,184)
Total Net Assets 100.0%		1,053,359

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $43,228.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $3,186 and 0.3% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/38 (a)	(425)	(394)
TBA, 1.50%, 04/15/53 (a)	(575)	(452)
Government National Mortgage Association
TBA, 3.00%, 05/15/46 (a)	(50)	(46)
TBA, 3.00%, 04/15/53 (a)	(75)	(68)
TBA, 3.50%, 04/15/53 (a)	(50)	(47)
Total Government And Agency Obligations (proceeds $986)		(1,007)
Total Forward Sales Commitments (0.1%) (proceeds $986)		(1,007)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2023, the total proceeds for investments sold on a delayed delivery basis was $986.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	756,766	—	756,766
Corporate Bonds And Notes	—	277,444	—	277,444
Non-U.S. Government Agency Asset-Backed Securities	—	14,094	—	14,094
Short Term Investments	49,246	—	—	49,246
	49,246	1,048,304	—	1,097,550
Liabilities - Securities
Government And Agency Obligations	—	(1,007)	—	(1,007)
	—	(1,007)	—	(1,007)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.9%
China 29.1%
360 Security Technology Inc. - Class A	66	168
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	23	95
3Peak Incorporated - Class A (a)	1	32
AAC Technologies Holdings Inc.	83	204
AECC Aero-Engine Control Co., Ltd. - Class A	11	38
Agricultural Bank of China Limited - Class A	1,653	748
Agricultural Bank of China Limited - Class H	3,723	1,379
Aima Technology Group Co., Ltd. - Class A	4	42
Alibaba Group Holding Limited (a) (b)	1,893	24,040
Alibaba Health Information Technology Limited (a)	508	368
Alumina Limited - Class A	23	42
Aluminum Corporation of China Limited - Class A	143	114
Aluminum Corporation of China Limited - Class H	510	258
Amlogic (Shanghai) Co., Ltd. - Class A (a)	3	42
Angel Yeast Co., Ltd. - Class A	9	52
Anhui Conch Cement Company Limited - Class A	39	162
Anhui Conch Cement Company Limited - Class H	146	504
Anhui Gujing Distillery Company Limited - Class A	4	176
Anhui Gujing Distillery Company Limited - Class B	14	242
Anhui Kouzi Distillery Co., Ltd. - Class A	7	69
Anhui Yingjia Distillery Co., Ltd. - Class A	6	55
ANTA Sports Products Limited	133	1,923
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	68
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b)	3	37
Autohome Inc. (b) (c)	28	232
Avary Holding (Shenzhen) Co., Ltd - Class A	20	91
Avic Capital Co., Ltd. - Class A	97	58
AviChina Industry & Technology Company Limited - Class H	257	135
Avicopter PLC - Class A	6	39
Baidu, Inc. - Class A (a) (b)	280	5,265
Bank of Beijing Co., Ltd. - Class A	210	135
Bank of Changsha Co., Ltd. - Class A	34	39
Bank of Chengdu Co., Ltd. - Class A	40	80
Bank of China Limited - Class A	762	375
Bank of China Limited - Class H	9,592	3,675
Bank of Communications Co., Ltd. - Class A	350	261
Bank of Communications Co., Ltd. - Class H	2,674	1,678
Bank of Jiangsu Co., Ltd. - Class A	153	157
Bank of Nanjing Co., Ltd. - Class A	108	141
Bank of Ningbo Co., Ltd. - Class A	65	256
Bank of Shanghai Co., Ltd. - Class A	147	129
Baoshan Iron & Steel Co., Ltd. - Class A	231	209
Baotou Steel (Group) Co., Ltd - Class A	473	130
BBMG Corporation - Class A	58	21
BeiGene, Ltd. (a) (b)	104	1,701
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	53
Beijing Enterprises Holdings Limited	58	208
Beijing Enterprises Water Group Limited	648	162
Beijing Huaer Company Limited - Class A	48	48
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	1	42
Beijing Kingsoft Office Software Co., Ltd - Class A	5	317
Beijing New Building Material (Group) Co., Ltd. - Class A	18	71
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	20	98
Beijing Shiji Information Technology Co., Ltd. - Class A	24	91
Beijing Tongrentang Co., Ltd. - Class A	9	74
Beijing United Information Technology Co., Ltd - Class A	4	50
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	4	73
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	17
Bethel Automotive Safety Systems Co., Ltd - Class A	4	37
Bicycle Club Joint Venture, L.P. - Class A	35	128
Bloomage Biotechnology Corporation Limited - Class A	2	39
Blue Moon Group Holdings Limited (b)	159	101
Bluestar Adisseo Co., Ltd - Class A	24	31
BOC Hong Kong (Holdings) Limited	434	1,352
BOC International (China) Co., Ltd. - Class A	25	39
BOE Technology Group Co., Ltd. - Class A	370	239
BOE Technology Group Co., Ltd. - Class B	113	51
BYD Company Limited - Class A	19	688
BYD Company Limited - Class H	105	3,083
BYD Electronic (International) Company Limited	94	293
Caida Securities Co., Ltd. - Class A	33	38
Caitong Securities Co., Ltd. - Class A	50	54
Cansino Biologics Inc. - Class A	1	11
Cansino Biologics Inc. - Class H (b)	10	51
CGN Power Co., Ltd. - Class A	122	51
CGN Power Co., Ltd. - Class H (b)	1,495	358
Chacha Food Company, Limited - Class A	5	33
Changchun High And New Technology Industry (Group) Inc. - Class A	4	102
Changjiang Securities Co., Ltd. - Class A	59	48
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	51
China Aviation Power Co., Ltd. - Class A	22	138
China Baoan Group Co., Ltd. - Class A	32	52
China CITIC Bank Corporation Limited - Class H	1,186	597
China Coal Energy Company Limited - Class A	58	66
China Coal Energy Company Limited - Class H	256	194
China Conch Venture Holdings Limited	195	340
China Construction Bank Corporation - Class A	68	59
China Construction Bank Corporation - Class H	12,030	7,793
China CSSC Holdings Limited - Class A	41	140
China Eastern Airlines Corporation Limited - Class A (a)	150	113
China Eastern Airlines Corporation Limited - Class H (a) (c)	230	91
China Energy Engineering Corporation Limited - Class A	264	93
China Energy Engineering Corporation Limited - Class H	658	82
China Everbright Bank Company Limited - Class A	409	179
China Everbright Bank Company Limited - Class H	326	99
China Evergrande Group (a) (d)	567	133
China Feihe Limited (b)	396	296
China Galaxy Securities Co., Ltd. - Class A	58	85
China Galaxy Securities Co., Ltd. - Class H	399	201
China Hongqiao Group Limited	239	230
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	97
China International Capital Corporation Limited - Class H (b)	194	390
China International Marine Containers (Group) Co., Ltd. - Class A	30	33
China Jushi Co., Ltd. - Class A	41	88
China Lesso Group Holdings Limited	111	99
China Life Insurance Company Limited - Class H	916	1,500
China Literature Limited (a) (b)	47	244
China Longyuan Power Group Corporation Limited - Class H	400	456
China Medical System Holdings Limited	148	234
China Merchants Bank Co., Ltd. - Class A	206	1,027
China Merchants Bank Co., Ltd. - Class H	402	2,055
China Merchants Energy Shipping Co., Ltd. - Class A	68	70
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	53
China Merchants Port Group Co., Ltd. - Class A	9	21
China Merchants Port Holdings Company Limited	158	243
China Merchants Securities Co., Ltd. - Class A	70	141
China Merchants Securities Co., Ltd. - Class H (b)	82	79
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	139
China Minsheng Banking Corporation Limited - Class A	365	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
China Minsheng Banking Corporation Limited - Class H	773	265
China Molybdenum Co., Ltd - Class A	156	136
China National Building Material Co., Ltd. - Class H	538	440
China National Nuclear Power Co Ltd - Class A	189	176
China National Software and Service Company Limited - Class A	6	58
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	38	142
China Oilfield Services Limited - Class A	22	46
China Oilfield Services Limited - Class H	214	220
China Overseas Land & Investment Limited	453	1,095
China Pacific Insurance (Group) Co., Ltd. - Class A	63	239
China Pacific Insurance (Group) Co., Ltd. - Class H	285	756
China Petroleum & Chemical Corporation - Class A	315	258
China Petroleum & Chemical Corporation - Class H	3,032	1,788
China Railway Group Limited - Class A	173	173
China Railway Group Limited - Class H	546	334
China Railway Signal & Communication Corporation Limited - Class A	63	50
China Railway Signal & Communication Corporation Limited - Class H	178	65
China Resources Beer (Holdings) Company Limited	190	1,524
China Resources Gas Group Limited	109	399
China Resources Land Limited	347	1,576
China Resources Microelectronics Limited - Class A	10	92
China Resources Mixc Lifestyle Services Limited (b)	70	369
China Resources Power Holdings Company Limited	219	468
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	12	102
China Shenhua Energy Company Limited - Class A	74	304
China Shenhua Energy Company Limited - Class H	402	1,265
China Southern Airlines Company Limited - Class A (a)	130	149
China Southern Airlines Company Limited - Class H (a) (c)	186	132
China Southern Power Grid Co., Ltd. - Class A	32	36
China Suntien Green Energy Corporation Limited - Class A	8	11
China Suntien Green Energy Corporation Limited - Class H (c)	198	86
China Taiping Insurance Holdings Company Limited	177	188
China Three Gorges Corporation - Class A	262	209
China Tourism Group Duty Free Corporation Limited - Class A	20	536
China Tourism Group Duty Free Corporation Limited - Class H (c)	9	224
China Tower Corporation Limited - Class H (b)	5,876	711
China Vanke Co., Ltd. - Class A	88	195
China Vanke Co., Ltd. - Class H	237	375
China Yangtze Power Co., Ltd. - Class A	219	676
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	72
China Zheshang Bank Co., Ltd. - Class A	149	62
Chongqing Brewery Co., Ltd. - Class A	5	94
Chongqing Changan Automobile Company Limited - Class A	65	112
Chongqing Changan Automobile Company Limited - Class B	179	79
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	8	30
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	38
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	136
CITIC Limited	787	919
Citic Pacific Special Steel Group - Class A	40	103
CITIC Securities Company Limited - Class A	117	349
CITIC Securities Company Limited - Class H	172	368
CNPC Capital Company Limited - Class A	94	95
Copper Sub Corporation, Inc. - Class A	20	39
Cosco Shipping Energy Transportation Co., Ltd. - Class A	36	70
Country Garden Holdings Company Limited (c)	1,453	408
Country Garden Services Holdings Company Limited	229	395
CSC Financial Co., Ltd. - Class A	34	128
CSPC Pharmaceutical Group Limited	985	964
Dajin Heavy Industry Co., Ltd - Class A	7	36
Daqin Railway Co., Ltd. - Class A	177	186
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	7	37
Datang International Power Generation Co., Ltd. - Class A	46	20
DHC Software Co., Ltd - Class A	38	46
Do-Fluoride New Materials Co., Ltd. - Class A	8	37
Dongfang Electric Co., Ltd. - Class A	21	58
Dongxing Securities Co., Ltd. - Class A	31	38
Donlinks International Investment Co., Ltd. - Class A (a)	10	40
Eastern Air Logistics Co., Ltd. - Class A	12	26
Eastroc Beverage(Group) Co., Ltd. - Class A	2	45
Easyhome New Retail Group Corporation Limited - Class A	69	47
Ecovacs Robotics Co., Ltd. - Class A	7	78
ENN energy Holdings Limited	93	1,271
Enn Natural Gas Co., Ltd. - Class A	42	128
Everbright Securities Company Limited - Class A	27	61
Everbright Securities Company Limited - Class H (b)	68	47
Far East Horizon Limited	254	228
Faw Jiefang Group Co., Ltd - Class A	33	40
Flat Glass Group Co., Ltd. - Class A	12	61
Flat Glass Group Co., Ltd. - Class H	51	146
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	47	516
Fosun International Limited	295	217
Foxconn Industrial Internet Co., Ltd. - Class A	134	336
Fujian Anjing Food Co., Ltd. - Class A	3	62
Fujian Sunner Development Co., Ltd. - Class A	14	49
Full Truck Alliance Co. Ltd. - Class A - ADR (a)	78	596
Fuyao Glass Industry Group Co., Ltd. - Class A	22	111
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	75	327
Fuzhou Tianyu Electric Co., Ltd. - Class A	45	61
Ganfeng Lithium Group Co., Ltd - Class A	16	159
Ganfeng Lithium Group Co., Ltd - Class H (b)	51	326
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	55
GD Power Development Co., Ltd - Class A (a)	188	104
Geely Automobile Holdings Limited	595	764
GEM Co., Ltd. - Class A	46	50
Gemdale Corporation - Class A	41	50
GenScript Biotech Corporation (a)	134	286
GF Securities Co., Ltd. - Class A	59	136
GF Securities Co., Ltd. - Class H	143	202
GigaDevice Semiconductor Inc. - Class A	7	124
Glodon Company Limited - Class A	13	139
Goertek Inc. - Class A	36	111
Goodwe Technologies Co., Ltd. - Class A	1	39
Gotion High-Tech Co., Ltd. - Class A	14	59
Great Wall Motor Company Limited - Class A	32	128
Great Wall Motor Company Limited - Class H	271	333
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	37
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	306
GRG Banking Equipment Co., Ltd. - Class A	25	45
Guangdong Haid Group Co., Ltd. - Class A	18	152
Guangdong Investment Limited	342	350
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	41
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A (a)	31	41
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	14
Guangzhou Automobile Group Co., Ltd. - Class A	69	112
Guangzhou Automobile Group Co., Ltd. - Class H	324	204
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	10	46
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	62
Guangzhou Haige Communications Group Incorporated Company - Class A	29	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Guangzhou Kingmed Diagnostics Group Co,. Ltd. - Class A	5	63
Guangzhou Ouxin Microelectronics Co., Ltd. - Class A	9	147
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	78
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	126
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. - Class A	40	38
Guolian Securities Co., Ltd. - Class A	20	30
Guolian Securities Co., Ltd. - Class H	17	8
Guosen Securities Co., Ltd. - Class A	65	89
Guotai Junan Securities Co., Ltd. - Class A	80	166
Guotai Junan Securities Co., Ltd. - Class H (b)	94	115
H World Group Limited	175	852
Haidilao International Holding Ltd. (b) (c)	145	393
Haier Smart Home Co., Ltd - Class A	62	203
Haier Smart Home Co., Ltd - Class H	285	893
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	24
Haitian International Holdings Limited	75	194
Haitong Securities Co., Ltd. - Class A	95	122
Haitong Securities Co., Ltd. - Class H	393	245
Hangzhou Bank Co., Ltd. - Class A	66	111
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	40
Hangzhou First Applied Material Co., Ltd. - Class A	14	119
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	46
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	38
Hangzhou Robam Appliances Co., Ltd. - Class A	10	40
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	73
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	48
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	46
Hebei Sinopack Electronic Technology Co., Ltd. - Class A (a)	2	19
Hedy Holding Co., Ltd. - Class A	156	156
Heilongjiang Agriculture Company Limited - Class A	21	41
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	122
Hengan International Group Company Limited	76	354
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	65	155
Hengsheng Chemical Industry Co., Ltd. - Class A	22	114
Hengtong Optic-Electric Co., Ltd. - Class A	19	41
Hengyi Petrochemical Co. Ltd - Class A	39	46
Hongfa Technology Co., Ltd. - Class A	9	43
Hoshine Silicon Industry Co., Ltd. - Class A	6	69
Hua Xia Bank Co., Limited - Class A	152	119
Huadian Power International Corporation Limited - Class A	65	55
Huadong Medicine Co., Ltd - Class A	18	121
Huafon Chemical Co., Ltd. - Class A	27	30
Huaibei Mining Co., Ltd. - Class A	21	41
Hualan Biological Engineering, Inc. - Class A	19	60
Hualin Securities Co., Ltd. - Class A	10	21
Huaneng Lancang River Hydropower Inc. - Class A	69	71
Huaneng Power International, Inc. - Class A (a)	97	121
Huaneng Power International, Inc. - Class H (a)	422	221
Huatai Securities Co., Ltd. - Class A	59	110
Huatai Securities Co., Ltd. - Class H (b)	218	248
Huaxi Securities Co., Ltd. - Class A	29	35
Huaxin Cement Co., Ltd. - Class A	19	43
Huaxin Cement Co., Ltd. - Class H	19	20
Huayu Automotive Systems Co., Ltd. - Class A	32	79
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	37
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	57
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	89
Humanwell Healthcare (Group) Co., Ltd - Class A	17	66
Hundsun Technologies Inc. - Class A	20	154
iFlytek Co., Ltd. - Class A	23	215
Industrial and Commercial Bank of China Limited - Class A	1,034	672
Industrial and Commercial Bank of China Limited - Class H	8,797	4,676
Industrial Bank Co., Ltd. - Class A	199	489
Industrial Securities Co., Ltd. - Class A	90	80
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	90	59
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	64	271
Innovent Biologics, Inc. - Class B (a) (b)	141	629
Inspur Electronic Information Industry Co., Ltd. - Class A	15	74
IRAY Technology Company Limited - Class A	1	35
JA SOLAR Technology Co., Ltd. - Class A	23	189
Jcet Group Co., Ltd. - Class A	11	52
JD Health International Inc. (a) (b)	128	949
JD Logistics, Inc. (a)	237	424
JD.com, Inc. - Class A	295	6,356
Jiangsu Cnano Technology Co. Limited - Class A	2	20
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	91
Jiangsu Expressway Company Limited - Class A	29	35
Jiangsu Expressway Company Limited - Class H	129	120
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	118
Jiangsu Hengrui Medicine Co., Ltd. - Class A	66	410
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	14	128
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	339
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	50
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	82
Jiangxi Copper Company Limited - Class A	12	35
Jiangxi Copper Company Limited - Class H	124	210
Jiangxi Special Electric Motor Co., Ltd - Class A (a)	15	34
Jiugui Liquor Co., Ltd. - Class A	3	54
Joinn Laboratories (China) Co., Ltd. - Class A	5	40
Joinn Laboratories (China) Co., Ltd. - Class H (b)	11	44
Jointown Pharmaceutical Group Co., Ltd. - Class A	20	43
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	45
Juewei Food Co., Ltd. - Class A	7	42
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
Kanzhun Limited - ADR (a)	26	491
KBC Corporation, Ltd. - Class A	1	30
KE Holdings Inc. (a) (c)	261	1,596
Keboda Technology Co., Ltd. - Class A	1	12
KEDA Industrial Group Co., Ltd - Class A	19	40
Kingdee International Software Group Company Limited (a)	334	536
Kingsoft Corp Ltd	116	571
Kuaishou Technology (a) (b)	238	1,831
Kuang-Chi Technologies Co., Ltd. - Class A	16	39
Kunlun Energy Company Limited	500	390
Kweichow Moutai Co., Ltd. - Class A	12	3,226
LB Group Co., Ltd. - Class A	22	63
Lenovo Group Limited	915	988
Levima Advanced Materials Corporation - Class A	9	38
Li Auto Inc. (a)	140	1,732
Li Ning Company Limited	282	2,220
Liaoning Port Co., Ltd. - Class A	185	43
Liaoning Port Co., Ltd. - Class H	444	40
Lingyi Itech (Guangdong) Company - Class A (a)	65	59
Livzon Pharmaceutical Group Inc. - Class A	11	60
Livzon Pharmaceutical Group Inc. - Class H	11	37
Longfor Properties Co. Ltd.	212	599
LONGi Green Energy Technology Co., Ltd. - Class A	72	422
Lufax Holding Ltd - ADR	86	176
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	74	328
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	14	532
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	46
Meituan - Class B (a) (b)	573	10,460
Metallurgical Corporation of China Ltd. - Class A	220	125
MicroPort Scientific Corporation (a)	84	197
Midea Group Co., Ltd. - Class A	70	549
Mingyang Smart Energy Group Co., Ltd. - Class A	23	75
Minth Group Limited	94	284
Montage Technology Co., Ltd. - Class A	11	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Muyuan Foods Co., Ltd. - Class A	51	366
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	30
NARI Technology Co., Ltd. - Class A	70	278
Naura Technology Group Co., Ltd. - Class A	5	205
Navinfo Co., Ltd. - Class A	19	37
NetEase, Inc.	226	3,957
New China Life Insurance Company Ltd. - Class A	26	114
New China Life Insurance Company Ltd. - Class H	99	236
New Hope Liuhe Co., Ltd. - Class A (a)	47	91
Ninestar Co., Ltd. - Class A	12	78
Ningbo Deye Technology Co., Ltd. - Class A	2	86
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	46
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	38
Ningbo Shanshan Co., Ltd. - Class A	16	40
Ningbo Tuopu Group Co., Ltd. - Class A	11	105
Ningbo Zhoushan Port Group - Class A	120	63
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	133
NIO, Inc. (a) (c)	174	1,759
Nongfu Spring Co., Ltd. - Class H (b)	214	1,226
Oppein Home Group Inc. - Class A	5	86
Orient Securities Company Limited - Class A	59	84
Orient Securities Company Limited - Class H (b)	89	48
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	53
Perfect World Co., Ltd. - Class A	21	52
PetroChina Company Limited - Class H	2,599	1,537
PICC Property and Casualty Company Limited - Class H	857	873
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	66	5,029
Ping An Bank Co., Ltd. - Class A	183	333
Ping An Healthcare and Technology Company Limited (a) (b) (c)	59	148
Ping An Insurance (Group) Co of China Ltd - Class A	104	686
Ping An Insurance (Group) Co of China Ltd - Class H	763	4,947
Poly Developments and Holdings Group Co., Ltd. - Class A	125	257
Postal Savings Bank of China Co., Ltd. - Class A	348	235
Postal Savings Bank of China Co., Ltd. - Class H (b)	996	591
Power Construction Corporation of China - Class A	209	217
Proya Cosmetics Co., Ltd. - Class A	3	70
Pylon Technologies Co., Ltd. - Class A	1	43
Qingdao Port International Co., Ltd. - Class A	46	42
Qingdao Port International Co., Ltd. - Class H (b)	71	37
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	28
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	52	169
Red Star Macalline Home Furnishing Group Co., Ltd. - Class A	32	27
Remegen, Ltd. - Class A (a)	4	33
Remegen, Ltd. - Class H (a) (b)	16	83
Rockchip Electronics Co., Ltd. - Class A	4	49
Rongsheng Petrochemical Co., Ltd. - Class A	94	206
S.F. Holding Co., Ltd - Class A	49	392
SAIC Motor Corporation Limited - Class A	107	224
SANY Heavy Industry Co., Ltd. - Class A	90	224
Satellite Chemical Co., Ltd. - Class A	31	73
Seazen Holdings Co., Ltd. - Class A (a)	23	55
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	96	284
Shandong Energy Group Co., Ltd - Class A	25	128
Shandong Energy Group Co., Ltd - Class H	180	645
Shandong Gold Group Co., Ltd. - Class A	43	138
Shandong Gold Group Co., Ltd. - Class H (b)	77	157
Shandong Hi-Speed ??Group Co., Ltd. - Class A	59	53
Shandong Linglong Tyre Co., Ltd. - Class A	14	39
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	59
Shandong Weigao Group Medical Polymer Company Limited - Class H	294	470
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	56
Shanghai Baosight Software Co., Ltd - Class A	12	105
Shanghai Baosight Software Co., Ltd - Class B	58	193
Shanghai Electric Group Company Limited - Class A (a)	168	108
Shanghai Electric Group Company Limited - Class H (a)	312	78
Shanghai Flyco Electrical Appliance Co., Ltd - Class A	2	19
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	22	105
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	148
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	30
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	49
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	32	118
Shanghai International Airport Co. Ltd. - Class A (a)	25	205
Shanghai International Port(Group) Co., Ltd - Class A	197	159
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	47
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	10	92
Shanghai Jin Jiang International Hotel Co., Ltd. - Class B	27	58
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	43
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	18	62
Shanghai Lingang Holdings Co., Ltd - Class A	18	33
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	28
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	93
Shanghai M&G Stationery Inc - Class A	10	70
Shanghai Medicilon Inc. - Class A	1	22
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	18	52
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	74	138
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	15	112
Shanghai Pudong Development Bank Co., Ltd. - Class A	308	322
Shanghai RAAS blood products co., Ltd. - Class A	67	63
Shanghai Rural Commercial Bank Co., Ltd. - Class A	35	29
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	13	106
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	85
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd - Class A	41	48
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	71
Shanxi Lu'an Environmental Eneshanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	103
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	12	480
Shengyi Technology Co., Ltd. - Class A	24	65
Shennan Circuits Co., Ltd. - Class A	5	69
Shenwan Hongyuan Group Co., Ltd. - Class A	212	129
Shenwan Hongyuan Group Co., Ltd. - Class H (b)	198	38
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	46
Shenzhen Overseas Chinese Town Co., Ltd - Class A	81	57
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	45
Shenzhen SED Industry Co., Ltd. - Class A	12	55
Shenzhen Transsion Holdings Co., Ltd. - Class A	8	123
Shenzhou International Group Holdings Limited	98	1,026
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	75
Sichuan Chuantou Energy Co,. Ltd. - Class A	49	93
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	61
Sichuan New Energy Power Company Limited - Class A (a)	17	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sichuan Road & Bridge (Group) Co., LTD - Class A	32	64
Sichuan Swellfun Co., Ltd. - Class A	5	51
Silergy Corp.	41	653
Sinoma Science & Technology Co., Ltd. - Class A	19	66
Sinomine Resource Group Co., Ltd. - Class A	4	41
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Oilfield Service Corporation - Class H (a)	590	45
Sinopec Shanghai Petrochemical Company Limited - Class A	40	20
Sinopec Shanghai Petrochemical Company Limited - Class H	390	68
SKSHU Paint Co., Ltd. - Class A (a)	3	56
Smoore International Holdings Limited (b)	212	272
Soochow Securities Co., Ltd. - Class A	55	56
Southwest Securities Co., Ltd. - Class A	82	46
Starpower Semiconductor Ltd. - Class A	2	68
Sunny Optical Technology (Group) Company Limited	90	1,088
Sunshine City Group Co., Ltd. - Class A	71	95
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	77
TBEA Co., Ltd. - Class A	39	122
TCL Technology Group Corporation - Class A	149	96
Tencent Holdings Limited	738	36,000
Tencent Music Entertainment Group (a) (c)	146	611
The People's Insurance Company (Group) of China Limited - Class H	1,024	342
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	33	229
Tianma Microelectronics Co., Ltd. - Class A	29	44
Tianqi Lithium Industry Co., Ltd - Class A	14	152
Tianshan Aluminum Group Co., Ltd. - Class A	37	41
Tianshui Huatian Technology Co., Ltd. - Class A	30	44
Tingyi (Cayman Islands) Holding Corp.	233	389
Tongcheng-Elong Holdings Limited (a) (b)	125	272
Tongwei Co., Ltd. - Class A	43	244
Top Choice Medical Investment Co., Inc. - Class A (a)	3	62
Topsports International Holdings Limited (b)	349	317
Trip.com Group Limited (a)	65	2,432
Tsingtao Brewery Co., Ltd. - Class A	5	93
Tsingtao Brewery Co., Ltd. - Class H	68	744
Uni-President China Holdings Ltd	137	138
Unisplendour Corporation Limited - Class A	29	123
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	43
Vipshop (China) Co., Ltd. - ADR (a)	43	655
Wanda Film Holding Co., Ltd. - Class A (a)	19	40
Wanhua Chemical Group Co., Ltd. - Class A	30	421
Want Want China Holdings Limited	575	371
Weichai Power Co., Ltd. - Class A	68	125
Weichai Power Co., Ltd. - Class H	252	403
Western Securities Co., Ltd. - Class A	53	49
Western Superconducting Technologies Co., Ltd. - Class A	5	55
Westone Information Industry Inc. - Class A	8	45
Will Semiconductor Co., Ltd. Shanghai - Class A	10	137
Wuhan Guide Infrared Co., Ltd. - Class A	34	60
Wuliangye Yibin Co., Ltd. - Class A	38	1,075
WuXi AppTec Co., Ltd. - Class A	27	310
WuXi AppTec Co., Ltd. - Class H (b)	48	503
Wuxi Autowell Technology Co., Ltd. - Class A	1	39
Wuxi Shangji Automation Co., Ltd. - Class A	4	54
XCMG Construction Machinery Co., Ltd. - Class A	117	118
Xiamen C&D Inc. - Class A	28	50
Xiamen Faratronic Co., Ltd. - Class A	2	38
Xiamen Xiangyu Co., Ltd. - Class A	26	41
Xinjiang Goldwind Science Technology Co., Ltd. - Class A	53	85
Xinjiang Goldwind Science Technology Co., Ltd. - Class H	83	71
Xinyi Solar Holdings Limited	586	702
Xpeng Inc. (a) (c)	132	733
Yadea Group Holdings Ltd (b)	138	356
Yifeng Pharmacy Chain Co., Ltd. - Class A	7	62
Yintai Gold Co., Ltd - Class A	32	60
Yongan Futures Co., Ltd. - Class A	5	12
Yongxing Special Materials Technology Co., Ltd. - Class A	4	53
Youngor Group Co., Ltd. - Class A	47	44
Yum China Holdings, Inc.	51	3,216
Yunda Holding Co., Ltd. - Class A	29	50
Yunnan Baiyao Industrial Co., Ltd. - Class A	19	149
Yunnan Energy New Material Co., Ltd. - Class A	9	154
Yunnan Yuntianhua Co., Ltd - Class A (a)	16	50
Zangge Mining Company Limited - Class A	13	45
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	219
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	78	69
Zhejiang CHINT Electrics Co., Ltd. - Class A	23	93
Zhejiang Dahua Technology Co., Ltd. - Class A	31	102
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	56
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	46
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	133
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	39
Zhejiang Juhua Co., Ltd. - Class A	22	57
Zhejiang NHU Company Ltd. - Class A	31	82
Zhejiang SUPCON Technology Co., Ltd. - Class A	4	55
Zhejiang Supor Co., Ltd. - Class A	6	43
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	17	45
Zhejiang Yongtai Technology Co., Ltd. - Class A	10	32
Zheshang Securities Co., Ltd. - Class A	38	56
Zhongtai Securities Co., Ltd - Class A	67	65
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	30
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	64	278
Zijin Mining Group Co., Ltd. - Class A	188	337
Zijin Mining Group Co., Ltd. - Class H	712	1,185
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	81	73
ZTE Corporation - Class A	33	157
ZTE Corporation - Class H	94	277
ZTO Express (Cayman) Inc. (b)	51	1,474
		248,120
India 15.3%
ABB India Limited	6	245
ACC Limited	10	203
Adani Enterprises Limited	33	712
Adani Gas Limited	34	356
Adani Green Energy (UP) Limited (a)	43	462
Adani Ports and Special Economic Zone Limited	89	692
Adani Power Limited (a)	94	221
Adani Transmission Limited (a)	34	415
Adani Wilmar Limited (a)	18	91
Alkem Laboratories Limited	5	190
Ambuja Cements Limited	92	413
Apollo Hospitals Enterprise Limited	13	663
Ashok Leyland Limited	190	324
Asian Paints Limited	55	1,863
AU Small Finance Bank Limited (b)	41	291
Aurobindo Pharma Ltd	37	237
Avenue Supermarts Limited (a) (b)	18	765
Axis Bank Limited	278	2,919
Bajaj Auto Limited	8	394
Bajaj Finance Limited	32	2,209
Bajaj Finserv Limited	47	730
Bajaj Holdings & Investment Limited.	3	224
Balkrishna Industries Limited	9	220
Bandhan Bank Limited (a) (b)	97	233
Bank of Baroda	121	250
Berger Paints India Limited	33	236
Bharat Electronics Limited	438	524
Bharat Forge Ltd	33	314
Bharat Petroleum Corporation Limited	109	459
Bharti Airtel Limited	301	2,756
Biocon Limited	59	148
Bosch Limited	1	268
Britannia Industries Ltd	15	767

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Canara Bank	39	137
Cholamandalam Investment and Finance Company Limited	47	441
Cipla Limited	68	748
Coal India Ltd Govt Of India Undertaking	267	698
Colgate-Palmolive (India) Limited	16	297
Container Corporation	37	262
Dabur India Limited	76	504
Divis Laboratories Limited	15	525
DLF Limited	74	322
Dr. Reddy's Laboratories Limited	15	857
Eicher Motors Limited	18	637
Embassy Office Parks Private Limited	65	246
FSN E-Commerce Ventures Private Limited (a)	23	35
GAIL (India) Limited	305	392
Gland Pharma Ltd (a)	8	130
Godrej Consumer Products Limited (a)	47	552
Godrej Properties Limited (a)	14	175
Grasim Industries Ltd	48	950
Havells India Limited	32	457
HCL Technologies Limited	127	1,687
HDFC Life Insurance Company Limited (b)	116	708
HDFC Asset Management Company Limited	9	187
HDFC Bank Limited	504	9,916
Hero MotoCorp Limited	16	465
Hindalco Industries Limited	180	898
Hindustan Aeronautics Limited	10	330
Hindustan Petroleum Corporation Limited	84	242
Hindustan Unilever Limited	108	3,384
Housing Development Finance Corporation Limited	224	7,197
ICICI Bank Limited	630	6,756
ICICI Lombard General Insurance Company Limited (b)	29	384
ICICI Prudential Life Insurance Company Limited (b)	45	242
Indian Oil Corporation Limited	438	417
Indian Railway Catering And Tourism Corporation Limited	33	231
Indraprastha Gas Limited	47	247
Indus Towers Limited	96	168
IndusInd Bank Ltd.	72	946
Info Edge (India) Limited	9	429
Infosys Limited	441	7,712
Interglobe Aviation Limited (a) (b)	11	264
ITC Limited	364	1,704
Jindal Steel & Power Limited	47	313
JSW Energy Limited	50	147
JSW Steel Limited	117	981
Jubilant Foodworks Limited	48	260
Kotak Mahindra Bank Limited	134	2,848
L&T Technology Services Limited	3	138
Larsen and Toubro Limited	84	2,233
LIC Housing Finance Ltd	41	164
LTIMindtree Limited (b)	11	615
Lupin Limited	32	253
Macrotech Developers Limited (a)	18	205
Mahindra and Mahindra Limited	116	1,643
Marico Limited	63	372
Maruti Suzuki India Limited	17	1,677
Mphasis Limited	10	211
MRF Limited	—	284
Muthoot Finance Limited	12	142
Nestle India Limited	4	1,074
NMDC Limited	125	170
NTPC Limited	577	1,233
Oil and Natural Gas Corporation Limited	463	856
One 97 Communications Limited (a)	9	71
Oracle Financial Services Software Limited	3	128
Page Industries Limited	1	354
Patanjali Foods Limited	8	89
Petronet LNG Limited	104	289
PI Industries Limited	11	396
Pidilite Industries Limited	19	548
Piramal Enterprises Limited	13	107
Power Finance Corporation Limited	155	287
Power Grid Corporation of India Limited	412	1,135
Procter & Gamble Hygiene and Health Care Limited	1	155
Punjab National Bank	277	158
REC Limited	167	236
Reliance Industries Limited	422	12,025
Samvardhana Motherson International Limited	241	199
SBI Cards and Payment Services Private Limited	37	332
SBI Life Insurance Company Limited (b)	57	762
Shree Cement Limited	1	413
Shriram Finance Limited	28	427
Siemens Limited	11	439
Sona BLW Precision Forgings Limited	23	116
SRF Limited	18	520
Star Health and Allied Insurance Company Limited (a)	8	50
State Bank of India	224	1,435
Steel Authority of India Limited	194	198
Sun Pharma Advanced Research Company Limited	133	1,597
Sundaram Finance Limited	9	261
Tata Consultancy Services Limited	126	4,946
Tata Consumer Products Limited	69	600
Tata Elxsi Limited	4	323
Tata Motors Limited (a)	210	1,084
Tata Motors Limited (a)	65	165
Tata Steel Limited	999	1,280
Tech Mahindra Limited	76	1,029
The Indian Hotels Company Limited	98	389
The Tata Power Company Limited	213	497
Titan Company Limited	52	1,598
Torrent Pharmaceuticals Ltd	13	244
Tube Investments of India Limited	12	384
TVS Motor Company Limited	29	387
UltraTech Cement Limited	14	1,277
United Breweries Limited	10	170
United Spirits Limited (a)	38	355
UPL Limited	65	570
Varun Beverages Limited	27	467
Vedanta Limited	134	451
Voltas Limited	27	267
Wipro Limited	183	821
Yes Bank Limited (a)	1,765	325
Zomato Limited (a)	600	377
Zydus Lifesciences Limited	33	200
		130,425
Taiwan 14.0%
Accton Technology Corporation	62	654
Acer Inc.	413	383
Advanced Energy Solution Holding Co., Ltd.	4	96
Advantech Co., Ltd.	54	663
Airtac International Group	18	699
ASE Technology Holding Co., Ltd.	426	1,582
Asia Cement Corporation	316	450
ASUSTeK Computer Inc.	84	755
AUO Corporation	886	539
Catcher Technology Co., Ltd.	93	581
Cathay Financial Holding Co., Ltd.	1,155	1,594
Chailease Holding Company Limited	188	1,385
Chang Hwa Commercial Bank, Ltd.	809	462
Cheng Shin Rubber Ind. Co., Ltd.	249	300
Chicony Electronics Co., Ltd	91	286
China Airlines, Ltd.	355	229
China Development Financial Holding Corporation	2,009	833
China Steel Corporation	1,532	1,558
Chunghwa Telecom Co., Ltd.	456	1,792
Compal Electronics Inc.	471	391
CTBC Financial Holding Co., Ltd.	2,362	1,703
Delta Electronics, Inc.	235	2,340
E Ink Holdings Inc.	112	684
E.Sun Financial Holding Company, Ltd.	1,720	1,434
Eclat Textile Corporation Ltd.	24	393
eMemory Technology Inc.	7	433
EVA Airways Corporation	318	283
Evergreen Marine Corp. (Taiwan) Ltd.	121	634
Far Eastern New Century Corporation	483	497
Far EasTone Telecommunications Co., Ltd.	189	467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Feng Tay Enterprises Co., Ltd.	66	421
First Financial Holding Co., Ltd.	1,290	1,123
Formosa Chemicals & Fibre Corporation	501	1,139
Formosa Petrochemical Corporation	208	582
Formosa Plastics Corporation	526	1,589
Formosa Taffeta Co., Ltd.	131	121
FOXCONN Technology Co., Ltd.	136	251
Fubon Financial Holding Co., Ltd.	968	1,806
Giant Manufacturing Co., Ltd.	44	253
GlobalWafers Co., Ltd.	24	411
Highwealth Construction Corp.	154	209
HIWIN Technologies Corp.	36	300
Hon Hai Precision Industry Co., Ltd.	1,468	5,041
Hotai Motor Co., Ltd.	45	952
Hua Nan Financial Holdings Co., Ltd.	1,257	926
Innolux Corporation	1,159	556
Inventec Corporation	385	404
Kinsus Interconnect Technology Corp.	33	127
Largan Precision Co., Ltd.	12	862
Lite-On Technology Corporation	279	674
Macronix International Co., Ltd.	248	287
MediaTek Inc.	197	5,133
Mega Financial Holding Co., Ltd.	1,338	1,455
Merida Industry Co., Ltd.	22	122
Micro-Star International Co., Ltd.	85	404
Momo.Com Inc.	10	304
Nan Ya P.C.B. Service Company	28	263
Nan Ya Plastics Corporation	685	1,749
Nanya Technology Corporation	158	348
Nien Made Enterprise Co., Ltd.	23	248
Novatek Microelectronics Corp.	67	954
Oneness Biotech Co., Ltd.	32	283
Parade Technologies, Ltd.	9	314
PEGATRON Corporation	255	586
PharmaEssentia Corp. (a)	30	424
Phison Electronics Corporation	18	233
Polaris Group (a)	38	122
Pou Chen Corporation	337	347
Powerchip Semiconductor Manufacturing Corp.	358	392
Powertech Technology Inc.	84	252
President Chain Store Corporation	70	621
Quanta Computer Inc.	331	971
Radiant Opto-Electronics Corporation	64	233
Realtek Semiconductor Corporation	60	769
Ruentex Development Co., Ltd.	242	282
Ruentex Industries Limited	96	179
Shin Kong Financial Holding Co., Ltd.	1,949	541
Simplo Technology Co., Ltd.	24	240
Sino-American Silicon Products Inc.	69	356
SinoPac Financial Holdings Company Limited	1,518	831
Synnex Technology International Corporation	154	311
Taishin Financial Holding Co., Ltd.	1,452	795
Taiwan Business Bank, Ltd.	808	359
Taiwan Cement Corporation	792	949
Taiwan Cooperative Bank, Ltd.	1,247	1,072
Taiwan Fertilizer Co., Ltd.	103	190
Taiwan Glass Industry Corporation	144	98
Taiwan High Speed Rail Corporation	232	231
Taiwan Mobile Co., Ltd.	216	718
Taiwan Semiconductor Manufacturing Company Limited	2,320	41,146
Tatung Co. (a)	227	247
TECO Electric & Machinery Co., Ltd.	161	226
The Shanghai Commercial & Savings Bank, Ltd.	595	919
Tripod Technology Corporation	53	195
Unimicron Technology Corp.	153	749
Uni-President Enterprises Corp.	592	1,400
United Microelectronics Corporation	1,415	2,477
Vanguard International Semiconductor Corporation	98	314
Voltronic Power Technology Corporation	9	516
Walsin Lihwa Corporation	305	493
Wan Hai Lines Ltd.	166	377
WIN Semiconductors Corp.	49	296
Winbond Electronics Corp.	310	272
Wistron Corporation	341	471
Wiwynn Corporation	12	448
WPG Holdings Limited	192	317
Yageo Corporation	40	698
Yang Ming Marine Transport Corporation	214	455
Yuanta Financial Holding Co., Ltd	1,505	1,108
Yulon Nissan Motor Co., Ltd	4	26
Zhen Ding Technology Holding Limited	83	312
		119,275
South Korea 11.7%
Amorepacific Corporation	4	398
Amorepacific Corporation	3	85
BGFretail Co., Ltd.	1	175
BNK Financial Group Inc.	40	202
Celltrion Healthcare Co. Ltd.	13	615
Celltrion Inc.	13	1,494
Cheil Worldwide Inc.	9	131
CJ CheilJedang Corp.	1	241
Cj Corporation	1	109
CJ Logistics Corporation	1	73
Coway Co., Ltd.	6	261
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (c)	5	97
DB Insurance Co., Ltd.	6	349
Dong Suh Corp.	7	105
Doosan Bobcat Inc.	7	223
Doosan Enerbility Co Ltd (a)	49	647
Ecopro BM Co., Ltd.	7	1,135
E-MART Inc.	3	217
F&F Holdings Co., Ltd.	2	231
GS Holdings Corp.	12	384
GS Retail Co., Ltd.	4	82
Hana Financial Group Inc.	36	1,128
Hanjin Kal Corp.	3	91
Hankook Tire & Technology Co,. Ltd.	9	239
Hanmi Science	4	132
Hanmi Science Co., Ltd.	1	168
Hanon Systems	21	144
Hanwha Aerospace CO., LTD.	4	290
Hanwha Corporation	7	141
Hanwha Galleria Co., Ltd. (a)	15	25
Hanwha Solutions Corporation (a)	13	562
HD Hyundai Co., Ltd. (a)	2	178
HD Hyundai Co., Ltd.	5	227
HLB Co., Ltd (a)	14	373
Hmm Co., Ltd.	45	714
Hotel Shilla Co., Ltd.	4	273
HYBE Co., Ltd. (a)	2	305
Hyundai Engineering & Construction Co., Ltd.	9	240
Hyundai Glovis Co., Ltd.	3	316
Hyundai Heavy Industries Co., Ltd. (a)	6	354
Hyundai Marine & Fire Insurance Co., Ltd.	8	209
Hyundai Mobis Co., Ltd.	8	1,328
Hyundai Motor Company	17	2,424
Hyundai Rotem Company (a)	10	193
Hyundai Steel Company	11	306
Iljin Materials Co,. Ltd.	3	139
Industrial Bank of Korea	30	233
Kakao Corp.	38	1,787
Kakao Games Corp. (a)	5	175
Kakao Pay Corp. (a)	3	130
KakaoBank Corp.	40	753
Kangwon Land, Inc.	13	198
KB Financial Group Inc.	48	1,748
KCC Corporation	1	88
KIA Corporation	33	2,051
Korea Aerospace Industries, Ltd.	9	339
Korea Electric Power Corp (a)	31	425
Korea Gas Corporation	4	79
Korea Investment Holdings Co., Ltd.	6	235
Korea Zinc Co., Ltd.	2	668
Korean Air Lines Co., Ltd.	23	418
KT Corp	16	373
KT&G Corporation	13	857
Kumho Petrochemical Co., Ltd.	2	263
L&F Co., Ltd.	3	712

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
LG Chem, Ltd.	6	3,184
LG Corp.	16	1,027
LG Display Co., Ltd.	30	377
LG Electronics Inc.	14	1,206
LG Energy Solution Ltd. (a)	5	2,331
LG H&H Co., Ltd.	1	576
LG Innotek Co., Ltd.	2	383
LG Uplus Corp.	27	224
LOTTE Chemical Corporation	2	308
Lotte Confectionery Co., Ltd.	4	94
Lotte Shopping Co., Ltd.	2	100
Meritz Financial Group Inc.	9	264
MERITZ Securities Co. Ltd.	24	112
Mirae Asset Securities Co., Ltd.	39	194
NAVER Corporation	18	2,849
Ncsoft Corporation	2	548
Netmarble Corp.	3	176
NH Investment & Securities Co., Ltd.	19	130
Orion Incorporation	3	326
Pan Ocean Co., Ltd.	32	145
Pearl Abyss Corp. (a)	5	175
POSCO Chemical Co., Ltd.	4	800
POSCO Holdings Inc.	9	2,544
Posco International Corporation	6	109
S-1 Corporation	2	102
Samsung Biologics Co., Ltd (a)	2	1,486
Samsung C&T Corporation	11	942
Samsung Card Co., Ltd.	3	77
Samsung Electro-Mechanics Co., Ltd.	7	791
Samsung Electronics Co Ltd	629	31,124
Samsung Engineering Co., Ltd. (a)	17	417
Samsung Fire & Marine Insurance Co., Ltd.	4	613
Samsung Heavy Industries Co., Ltd (a)	91	362
Samsung Life Insurance Co., Ltd.	11	538
Samsung SDI Co., Ltd.	7	3,843
Samsung SDS Co., Ltd.	5	476
Samsung Securities Co., Ltd.	8	208
SD Biosensor, Inc.	5	86
Shinhan Financial Group Co., Ltd.	62	1,690
SHINSEGAE Inc.	1	148
SK Biopharmaceuticals Co., Ltd. (a)	3	167
SK Bioscience Co., Ltd. (a) (c)	3	181
SK Hynix Inc.	66	4,549
SK ie Technology Co., Ltd. (a)	4	203
SK Inc.	5	631
SK innovation Co., Ltd. (a)	7	915
SK Square Co., Ltd. (a)	12	359
SK Telecom Co., Ltd.	13	484
SKC Co., Ltd.	2	217
S-Oil Corporation	6	348
Ssangyong C&E Co., Ltd.	15	72
Woori Financial Group Inc.	79	700
Yuhan Corporation	7	271
		99,467
Brazil 3.5%
Alupar Investimento S.A.	16	87
American Beverage Co Ambev	535	1,518
Atacadao S/A	64	157
B3 S.A. - Brasil, Bolsa, Balcao	759	1,547
Banco Bradesco S.A.	197	462
Banco BTG Pactual S/A	142	550
Banco do Brasil S.A	173	1,337
BB Seguridade Participacoes S/A	80	514
Caixa Seguridade Participacoes S/A	66	115
CCR S.A.	125	313
Centrais Eletricas Brasileiras S/A	160	1,052
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	40	399
Companhia Energetica De Minas Gerais-Cemig	48	162
Companhia Paranaense De Energia	27	178
Companhia Siderurgica Nacional	81	248
Cosan S.A.	148	443
CPFL Energia S/A	24	153
Diagnosticos Da America S.A .	7	10
Energisa S/A	33	260
ENGIE Brasil Energia S.A.	33	263
Equatorial Energia S.A	110	585
Hapvida Participacoes E Investimentos S/A (b)	574	298
Hypera S.A.	53	395
Itausa Investimentos Itau S.A.	125	206
JBS S.A.	84	296
Klabin S.A.	98	348
Localiza Rent A Car S/A	96	1,008
Lojas Renner S/A.	120	394
Magazine Luiza S.A.	362	236
Natura & Co Holding SA	111	289
Neoenergia S/A	33	97
Petro Rio S.A. (a)	78	482
Petroleo Brasileiro S/A Petrobras.	454	2,377
Porto Seguro S/A	25	116
Raia Drogasil S.A.	136	655
Rede D'or Sao Luiz S.A.	110	464
Rumo S.A	138	512
Sendas Distribuidora S/A	109	332
Suzano S.A.	95	778
Telefonica Brasil S.A.	49	374
TIM S.A	108	266
Transmissora Alianca De Energia Eletrica S/A	24	164
Vale S.A.	472	7,463
Vibra Energia S/A	133	380
Weg SA	179	1,429
		29,712
Saudi Arabia 3.4%
Advanced Petrochemical Company	17	222
Al Nahdi Medical Co	4	203
Al Rajhi Banking and Investment Corporation	241	4,739
Alamar Foods Company	1	47
Al-Elm Information Security Company	3	359
Alinma Bank	118	928
Almarai Company	31	470
Arabian Internet & Communications Services Co. Ltd	3	195
Bank AlBilad	63	675
Bank Aljazira	49	237
Banque Saudi Fransi	73	702
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	795
Etihad Etisalat Company	49	543
International Company For Water and Power Projects	16	590
Jarir Marketing Company	7	286
Rabigh Refining and Petrochemical Company (a)	23	61
Riyad Bank	179	1,421
Santana Mining Inc. (a)	97	1,664
Saudi Arabian Fertilizer Company	28	968
Saudi Arabian Oil Company (b)	265	2,283
Saudi Basic Industries Corporation	110	2,652
Saudi British Bank	47	446
Saudi Electricity Company	100	622
Saudi Industrial Investment Group	46	308
Saudi International Petrochemical Company (Sipchem)	46	466
Saudi Kayan Petrochemical Company (a)	90	290
Saudi Tadawul Group Holding Company	6	215
Saudi Telecom Company	218	2,329
Savola Group	35	260
The Saudi Investment Bank	60	267
The Saudi National Bank	271	3,319
Yanbu National Petrochemical Co.	34	387
		28,949
South Africa 3.3%
Absa Bank Limited	110	1,120
African Rainbow Minerals	13	170
Anglo American Platinum	7	365
AngloGold Ashanti	51	1,243
Aspen Pharmacare Holdings	49	509
Bid Corporation (Pty) Ltd	41	911
Capitec Bank Holdings	12	1,108
Clicks Group	33	474
Discovery (a)	57	450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Exxaro Resources Limited	29	307
Firstrand Ltd	684	2,326
Gold Fields Limited	109	1,461
Growthpoint Properties Ltd	463	340
Impala Platinum Holdings	103	950
Kumba Iron Ore Ltd (b)	6	142
Life Healthcare Group Holdings	210	228
Mr Price Group	33	271
MTN Group	106	761
Multichoice Group	56	386
Naspers Limited - Class N	27	5,049
Nedbank Group	59	720
Northam Platinum Limited (a)	35	285
OM Residual UK Ltd	591	393
Pepkor Holdings (b)	164	159
Pick N Pay Stores	43	102
Rand Merchant Investment Holdings Limited	116	229
Remgro Ltd	70	526
Sanlam	226	718
Santam Limited	4	66
Sasol	75	1,016
Shoprite Holdings	61	759
Sibanye Stillwater	353	729
Standard Bank Group Limited	167	1,621
The Bidvest Group	41	585
The SPAR Group Ltd	26	206
Tiger Brands Limited	20	231
Vodacom Group Limited	108	744
Woolworths Holdings Limited	129	461
		28,121
United Arab Emirates 2.6%
Abu Dhabi Commercial Bank PJSC	356	805
Abu Dhabi Islamic Bank Public Joint Stock Company	179	487
Abu Dhabi National Oil Company	346	394
Abu Dhabi Ports Company PJSC (a)	102	175
Adnoc Drilling Company PJSC	300	323
Al Qudra Holding PJSC (a)	259	179
ALDAR Properties PJSC	457	580
Alpha Dhabi Holding PJSC (a)	173	1,039
Dubai Electricity and Water Authority	1,077	733
Dubai Islamic Bank (P S C) Br.	361	515
Emaar Development LLC	105	159
Emaar Properties PJSC	731	1,118
Emirates NBD Bank PJSC	302	1,080
Emirates Telecommunication Group Company Etisalat Group PJSC	420	2,529
Fertiglobe plc	145	158
First Abu Dhabi Bank P.J.S.C.	545	1,915
International Holdings Limited (a)	89	9,595
Multiply Marketing Consultancy LLC (a)	412	364
Salik Co. P.J.S.C	178	140
		22,288
Mexico 2.3%
America Movil, S.A.B. De C.V. (a)	2,426	2,548
Arca Continental S.A.B. de C.V.	56	508
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	365	509
Becle, S.A. de C.V.	43	112
CEMEX S.A.B. de C.V. (a)	1,861	1,021
Coca-Cola FEMSA, S.A.B. de C.V.	63	507
El Puerto De Liverpool, S.A.B. De C.V.	26	163
Fomento Economico Mexicano, S.A. B. De C.V.	224	2,137
Gmexico Transportes, S.A.B. De C.V.	43	98
GRUMA, S.A.B. de C.V. - Class B	25	362
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	46	885
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	23	705
Grupo Bimbo S.A.B. de C.V. - Class A	174	875
Grupo Carso, S.A.B. De C.V.	57	281
Grupo Elektra S.A.B. de C.V.	7	405
Grupo Financiero Banorte, S.A.B. de C.V.	305	2,569
Grupo Financiero Inbursa, S.A.B. de C.V.	260	559
Grupo Mexico, S.A.B. de C.V. - Class B	377	1,785
Industrias Bachoco SAB S.A De C.V - Class B	8	43
Industrias CH, S.A.B. de C.V. - Class B (a)	11	142
Industrias Penoles, S.A.B. de C.V. (a)	21	315
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	358
Operadora de Sites Mexicanos, S.A. de C.V. (a)	102	101
Orbia Advance Corporation, S.A.B. de C.V.	113	246
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	21	214
Wal - Mart de Mexico, S.A.B. de C.V.	622	2,488
		19,936
Indonesia 2.3%
Aneka Tambang (Persero), PT TBK	1,124	158
Goto Gojek Tokopedia Tbk, PT (a)	108,941	798
Mayora Indah, Pt Tbk	280	50
PT Adaro Minerals Indonesia Tbk (a)	861	74
PT Allo Bank Indonesia Tbk (a)	360	36
PT Astra International Tbk	2,523	1,014
PT Avia Avian Tbk	2,033	81
PT Bank Jago TBK (a)	461	75
PT Bank Mandiri (Persero) Tbk.	2,750	1,900
PT Barito Pacific Tbk	2,915	161
PT Bukalapak.com (a)	6,749	113
PT Bukit Asam TBK	524	140
PT Capital Financial Indonesia Tbk. (a)	1,560	73
PT Chandra Asri Petrochemical TBK	2,887	451
PT Dayamitra Telekomunikasi	2,128	100
PT Gudang Garam Tbk	41	71
PT Indocement Tunggal Prakarsa TBK	234	165
PT Indofood Sukses Makmur Tbk	511	211
PT Kalbe Farma Tbk	2,510	352
PT Merdeka Copper Gold, Tbk. (a)	1,723	485
PT Mitra Keluarga Karyasehat Tbk	614	120
Pt Mnc Digital Entertainment Tbk (a)	199	54
PT Sarana Menara Nusantara Tbk	2,834	175
PT Semen Indonesia (Persero) Tbk	408	172
PT Telkom Indonesia (Persero) Tbk	5,785	1,568
PT Tower Bersama Infrastructure Tbk	530	76
PT Transcoal Pacific Tbk	110	63
PT Unilever Indonesia, Tbk.	729	212
PT United Tractors Tbk	178	347
PT Vale Indonesia Tbk (a)	208	93
PT. Adaro Energy Indonesia Tbk	1,674	326
PT. Bank Central Asia Tbk	6,846	4,003
Pt. Bank Negara Indonesia (Persero) Tbk.	975	611
PT. Bank Rakyat Indonesia (Persero) Tbk.	8,744	2,766
PT. Bayan Resources, Tbk	922	1,280
PT. Charoen Pokphand Indonesia, Tbk.	909	303
PT. Elang Mahkota Teknologi Tbk.	4,419	235
PT. Indah Kiat Pulp & Paper Tbk	344	173
PT. Indofood Cbp Sukses Makmur	239	159
PT. Sumber Alfaria Trijaya, Tbk	2,258	435
		19,679
Thailand 2.1%
Advanced Info Service PLC. - NVDR	141	875
Airports of Thailand Public Company Limited - NVDR (a)	557	1,159
Asset World Corp Public Company Limited - NVDR	864	147
B.Grimm Power Public Company Limited - NVDR	118	140
Bangkok Bank Public Company Limited - NVDR	73	324
Bangkok Bank Public Company Limited	8	35
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	463
Bangkok Expressway and Metro Public Company Limited - NVDR	1,009	261
Bank of Ayudhya Public Company Limited - NVDR	189	160
Banpu Public Company Limited - NVDR (c)	589	186
Berli Jucker Public Company Limited - NVDR	123	137
BTS Group Holdings Public Company Limited - NVDR (c)	963	200
Bumrungrad Hospital Public Company Limited - NVDR	58	387
Carabao Group Public Co., Ltd. - NVDR (c)	80	226
Central Pattana Public Company Limited - NVDR	199	401
Central Retail Corporation Public Company Limited - NVDR	70	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Central Retail Corporation Public Company Limited	293	385
Charoen Pokphand Foods Public Company Limited - NVDR	395	245
CP ALL Public Company Limited - NVDR	523	949
Delta Electronics (Thailand) Public Company Ltd. - NVDR	55	1,856
Electricity Generating Public Company Limited - NVDR (c)	30	138
Energy Absolute Public Company Limited - NVDR	219	490
Global Power Synergy Public Company Limited - NVDR	100	200
Gulf Energy Development Public Company Limited - NVDR	697	1,077
Home Product Center Public Company Limited - NVDR	426	180
Indorama Ventures Public Company Limited - NVDR	204	206
Intouch Holdings Public Company Limited - NVDR	124	269
IRPC Public Company Limited - NVDR (c)	1,111	86
JMT Network Services Public Company Limited - NVDR	74	101
KASIKORNBANK Public Company Limited - NVDR	141	547
Krung Thai Bank Public Company Limited - NVDR	455	220
Krungthai Card Public Company Limited - NVDR	146	232
Land and Houses Public Company Limited - NVDR	469	135
Minor International Public Company Limited - NVDR	54	51
Minor International Public Company Limited	260	246
Muangthai Capital Public Company Limited - NVDR (c)	92	94
Ngern Tid Lor Public Company Limited - NVDR	101	74
Osotspa Public Company Limited - NVDR	164	148
PTT Exploration And Production Public Company Limited	174	765
PTT Global Chemical Public Company Limited	215	289
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	239
PTT Public Company Limited	828	764
PTT Public Company Limited - NVDR	294	272
RATCH Group Public Company Limited - NVDR	79	89
SCG Paper Public Company Limited - NVDR (c)	162	220
Siam Commercial Bank Public Company Limited - NVDR	68	204
Siam Commercial Bank Public Company Limited	29	86
Siam Global House Public Company Limited - NVDR	233	127
Siam Makro Public Company Limited - NVDR	233	268
Srisawad Corporation Public Company Limited - NVDR (c)	94	146
Thai Life Insurance Public Company Limited - NVDR	270	101
Thai Oil Public Company Limited - NVDR	116	179
Thai Union Group Public Company Limited - NVDR	340	140
The Siam Cement Public Company Limited - NVDR	40	369
TISCO Financial Group Public Company Limited - NVDR	53	156
TMB Bank Thanachart Public Company Limited - NVDR	5,777	241
TOA Paint (Thailand) Company Limited - NVDR	45	40
True Corporation Public Company Limited - NVDR (a)	1,994	490
		18,307
Malaysia 1.7%
Ammb Holdings Berhad	247	210
Axiata Group Berhad	563	385
Celcomdigi Berhad	430	423
CIMB Group Holdings Berhad	907	1,093
Dialog Group Berhad	573	307
Fraser & Neave Holdings Bhd	18	109
Gamuda Berhad	289	268
Genting Berhad	241	255
Genting Malaysia Berhad	397	239
Hap Seng Consolidated Berhad	89	103
Hartalega Holdings Berhad	217	94
Hong Leong Bank Berhad	97	444
Hong Leong Financial Group Berhad	38	153
IHH Healthcare Berhad	381	496
IOI Corporation Berhad	403	349
Kuala Lumpur Kepong Berhad	76	359
Kumpulan Sime Darby Berhad	333	163
Malayan Banking Berhad	869	1,689
Malaysia Airports Holdings Berhad	117	181
Maxis Communications Berhad	289	271
MISC Berhad	170	279
Mr D.I.Y. Group (M) Berhad	318	112
My E.G. Services Berhad	581	101
Nestle (Malaysia) Berhad	7	227
Petronas Chemicals Group Berhad	353	568
PETRONAS Dagangan Berhad	41	196
PETRONAS Gas Berhad	90	337
PPB Group Berhad	94	353
Press Metal Berhad	443	490
Public Bank Berhad	1,832	1,664
QL Resources Berhad	149	196
RHB Bank Berhad	444	563
Sime Darby Plantation Berhad	405	392
Telekom Malaysia Berhad	214	238
Tenaga Nasional Berhad	341	713
Top Glove Corporation Bhd	635	136
Westports Holdings Berhad	128	105
		14,261
Hong Kong 0.9%
BBMG Corporation - Class H (c)	273	36
Bosideng International Holdings Limited	388	216
China Everbright Environment Group Limited	412	177
China Gas Holdings Limited	372	523
China International Marine Containers (Group) Co., Ltd. - Class H	44	30
China Mengniu Dairy Company Limited	368	1,512
China Molybdenum Co., Ltd - Class H	431	261
China Resources Cement Holdings Limited	234	115
Chow Tai Fook Jewellery Group Limited	259	515
Cosco Shipping Energy Transportation Co., Ltd. - Class H	168	175
COSCO Shipping Holdings Co., Ltd - Class H	421	474
Dali Foods Group Company Limited (b)	297	124
Datang International Power Generation Co., Ltd. - Class H	364	66
Dongfang Electric Co., Ltd. - Class H (c)	40	64
GCL-Poly Energy Holdings Limited	2,312	597
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (b)	122	211
Hopson Development Holdings Limited	109	99
Huadian Power International Corporation Limited - Class H (c)	182	75
Kingboard Holdings Limited	85	260
Kingboard Laminates Holdings Limited	83	87
Metallurgical Corporation of China Ltd. - Class H	215	56
Nine Dragons Paper (Holdings) Limited	195	146
Orient Overseas (International) Limited	17	316
Sino Biopharmaceutical Limited	1,207	676
Sinotruk (Hong Kong) Limited	93	144
Xinyi Glass Holdings Limited	331	591
Zhongsheng Group Holdings Limited	72	352
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	84
		7,982
Qatar 0.9%
Barwa Real Estate Company Q.P.S.C	242	174
Industries Qatar Q.S.C.	253	907
Masraf Al Rayan	732	595
Mesaieed Petrochemical Holding Company Q.P.S.C.	586	309
Ooredoo Q.P.S.C	105	271
Qatar Electricity & Water Company	71	329
Qatar Fuel (WOQOD)	75	357
Qatar Gas Transport Company Ltd.	338	320
Qatar International Islamic Bank	133	362
Qatar Islamic Bank S.A.Q.	203	991
Qatar National Bank (Q.P.S.C.)	541	2,393
The Commercial Bank (P.S.Q.C.)	382	610
		7,618

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Kuwait 0.9%
Agility Public Warehousing Company KSCP	186	378
Ahli United Bank K.S.C.P	89	82
Boubyan Bank K.S.C.P	140	293
Gulf Bank K.S.C.P.	272	265
Kuwait Finance House K.S.C.P.	950	2,573
Mabanee Company (K.P.S.C)	74	177
Mobile Telecommunications Company K.S.C. P	259	458
National Bank of Kuwait S.A.K.P.	932	3,211
		7,437
Philippines 0.8%
Aboitiz Equity Ventures, Inc.	293	261
Aboitiz Power Corporation	159	109
AC Energy Corporation	944	107
Alliance Global Group, Inc.	360	82
Ayala Corporation	31	372
Ayala Land Inc.	715	351
Bank of The Philippine Islands	244	461
BDO Unibank, Inc.	254	603
Converge Information and Communications Technology Solutions, Inc. (a)	218	52
Emperador Inc.	246	95
Globe Telecom, Inc.	4	130
GT Capital Holdings, Inc.	10	97
International Container Terminal Services, Inc.	92	360
JG Summit Holdings, Inc.	359	317
Jollibee Foods Corporation	58	239
LT Group, Inc.	324	59
Manila Electric Company	31	179
Metro Pacific Investments Corporation	1,684	114
Metropolitan Bank & Trust Company	226	244
Monde Nissin Corporation	896	162
PLDT Inc.	10	274
Puregold Price Club, Inc.	147	85
San Miguel Corporation	45	89
San Miguel Food and Beverage, Inc. - Class B	81	72
SM Investments Corporation	60	989
SM Prime Holdings, Inc.	1,457	880
Universal Robina Corporation	106	281
		7,064
Turkey 0.7%
Akbank T.A.S - Class A	395	351
Arcelik A.S. - Class A	22	136
Aselsan Inc. - Class A	69	187
BIM Birlesik Magazalar A.S. - Class A	54	423
Can 2 Termik AS (a)	9	21
Coca-Cola Icecek Anonim Sirketi - Class A	7	77
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	224	343
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A (a)	176	326
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	275
Haci Omer Sabanci Holding A.S. - Class A	170	353
Hektas Ticaret Turk Anonim Sirketinin - Class A (a)	128	181
KOC Holding Anonim Sirketi - Class A	137	548
Petkim Petrokimya Holding A.S - Class A (a)	134	98
SASA Polyester Sanayi A.S. - Class A (a)	53	275
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	118
Turk Hava Yollari A.O. - Class A (a)	84	524
Turk Telekomunikasyon Anonim Sirketi - Class A	57	50
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	145	243
Turkiye Garanti Bankasi A.S. - Class A	77	113
Turkiye Is Bankasi Anonim Sirketi - Class C	395	269
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	15	418
Turkiye Sise Ve Cam Fabrikalari A.S. - Class A	163	360
Yapi ve Kredi Bankasi A.S. - Class A	351	176
		5,865
Chile 0.4%
Banco de Chile	5,338	518
Banco de Credito e Inversiones	8	238
Banco Santander-Chile	7,280	323
Cencosud S.A.	151	292
Cencosud Shopping S.A.	62	100
Compania Cervecerias Unidas S.A.	13	98
Compania Sud Americana de Vapores S.A. (a)	1,985	197
Empresas CMPC S.A.	147	245
Empresas Copec S.A.	46	321
Enel Americas S.A.	2,399	316
Enel Chile S.A.	2,807	154
Quinenco S.A.	40	156
S.A.C.I.Falabella	97	224
		3,182
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	428
Greek Organisation of Football Prognostics S.A. - Class R	21	344
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	24	357
HELLENiQ ENERGY Holdings Societe Anonyme - Class R	7	53
Jumbo S.A. - Class R	14	297
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	7	187
National Bank of Greece SA - Class R (a)	70	341
		2,007
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	58	427
OTP Bank Nyrt.	28	805
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	16	339
		1,571
Czech Republic 0.2%
CEZ, a. s.	19	933
Komercni banka, a.s.	10	318
MONETA Money Bank, a.s. (b)	43	174
		1,425
Colombia 0.2%
Banco de Bogota S.A.	12	87
Bancolombia SA	34	258
Ecopetrol S.A.	633	333
Grupo Argos S A	46	89
Grupo de Inversiones Suramericana S.A.	13	110
Grupo Energia Bogota S.A. ESP	349	115
Grupo Nutresa S.A.	12	133
Interconexion Electrica S.A. E.S.P.	59	191
		1,316
Bermuda 0.1%
Credicorp Ltd.	8	1,099
Egypt 0.1%
Commercial International Bank (Egypt) S.A.E.	305	499
Luxembourg 0.0%
Reinet Investments S.C.A.	18	364
Singapore 0.0%
BOC Aviation Limited (b)	26	200
Australia 0.0%
Yancoal Australia Ltd	36	141
Peru 0.0%
Inretail Peru Corp. (b)	4	122
Pakistan 0.0%
Oil & Gas Development Company Limited	80	24
Russian Federation 0.0%
Bank VTB (Public Joint Stock Company) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnit - GDR (a) (b) (d)	—	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Works (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	8	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Public Joint Stock Society Oil Company Lukoil (a) (b) (d)	49	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (b) (d)	27	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	6	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat (a) (b) (d)	241	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom (a) (b) (d)	157	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $972,792)		826,456
PREFERRED STOCKS 2.0%
Brazil 1.1%
Banco Bradesco S.A. (e)	637	1,659
Braskem S.A - Series A	26	98
Centrais Eletricas Brasileiras S/A	30	215
Companhia Energetica De Minas Gerais-Cemig	161	364
Gerdau S.A.	134	671
Itau Unibanco Holding S.A. (e)	585	2,869
Itausa Investimentos Itau S.A.	624	1,013
Petroleo Brasileiro S/A Petrobras. (e)	567	2,616
		9,505
South Korea 0.6%
Amorepacific Corporation	1	40
CJ CheilJedang Corp.	—	31
Hyundai Motor Company, 1.00% (f)	3	203
Hyundai Motor Company, 2.00% (f)	5	350
Kumho Petrochemical Co., Ltd.	—	17
LG Chem, Ltd., 1.00%, (25, 09/15/25) (f)	1	248
LG Electronics Inc.	2	87
LG H&H Co., Ltd., 1.00% (f)	—	52
Mirae Asset Securities Co., Ltd., 2.70%, (25, 06/22/25) (f)	15	41
Samsung Electronics Co Ltd, 1.00%, (25, 03/15/24) (f)	101	4,184
Samsung Fire & Marine Insurance Co., Ltd.	—	40
Samsung SDI Co., Ltd., 1.00% (f)	—	50
		5,343
Chile 0.2%
Sociedad Quimica Y Minera De Chile S.A. - Preferred Class B	17	1,384
Colombia 0.1%
Bancolombia SA	54	338
Grupo Aval Acciones y Valores S.A.	508	61
Grupo de Inversiones Suramericana S.A.	15	36
		435
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $21,789)		16,667
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car S/A (a)	—	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.0%
JNL Government Money Market Fund, 4.48% (g) (h)	8,148	8,148
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (g) (h)	1,964	1,964
Total Short Term Investments (cost $10,112)		10,112
Total Investments 100.1% (cost $1,004,693)		853,236
Other Derivative Instruments (0.0)%		(32)
Other Assets and Liabilities, Net (0.1)%		(668)
Total Net Assets 100.0%		852,536

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Convertible security.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	37,407	24,040	2.8
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	37	—
AU Small Finance Bank Limited	04/28/21	307	291	—
Autohome Inc.	06/18/21	372	232	—
Avenue Supermarts Limited	04/28/21	722	765	0.1
Baidu, Inc. - Class A	06/18/21	6,463	5,265	0.6
Bandhan Bank Limited	04/28/21	414	233	—
Bank VTB (Public Joint Stock Company)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	2,239	1,701	0.2
Blue Moon Group Holdings Limited	06/18/21	183	101	—
BOC Aviation Limited	04/26/21	200	200	—
Cansino Biologics Inc. - Class H	06/18/21	408	51	—
CGN Power Co., Ltd. - Class H	04/26/21	462	358	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Feihe Limited	04/26/21	1,007	296	—
China International Capital Corporation Limited - Class H	04/26/21	415	390	0.1
China Literature Limited	04/26/21	434	244	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	79	—
China Resources Mixc Lifestyle Services Limited	06/18/21	419	369	0.1
China Tower Corporation Limited - Class H	04/26/21	973	711	0.1
Dali Foods Group Company Limited	04/26/21	214	124	—
Everbright Securities Company Limited - Class H	01/11/22	54	47	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	324	327	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	592	326	0.1
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	115	—
Haidilao International Holding Ltd.	04/26/21	610	393	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	211	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,347	298	—
HDFC Life Insurance Company Limited	04/28/21	1,074	708	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	446	248	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	384	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	323	242	—
Innovent Biologics, Inc. - Class B	04/26/21	703	629	0.1
Inretail Peru Corp.	05/19/21	150	122	—
Interglobe Aviation Limited	04/28/21	251	264	—
JD Health International Inc.	06/18/21	1,444	949	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	44	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	3,971	1,831	0.2
Kumba Iron Ore Ltd	04/26/21	198	142	—
LTIMindtree Limited	04/28/21	580	615	0.1
Meituan - Class B	04/26/21	12,554	10,460	1.2
MONETA Money Bank, a.s.	04/26/21	148	174	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,177	1,226	0.2
Orient Securities Company Limited - Class H	05/20/21	57	48	—
Pepkor Holdings	04/26/21	204	159	—
Ping An Healthcare and Technology Company Limited	04/26/21	672	148	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	606	591	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	08/27/21	3,743	—	—
Public Joint Stock Company Magnit	08/25/22	—	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	04/26/21	361	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Society Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint Stock Society Oil Company Lukoil	04/26/21	3,119	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	411	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	05/19/21	322	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat	04/26/21	225	—	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom	04/26/21	207	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	37	—
Remegen, Ltd. - Class H	12/16/22	111	83	—
Saudi Arabian Oil Company	04/26/21	2,280	2,283	0.3
SBI Life Insurance Company Limited	04/28/21	727	762	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	157	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/18/21	126	62	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	38	—
Smoore International Holdings Limited	04/26/21	1,531	272	—
Tongcheng-Elong Holdings Limited	04/26/21	238	272	—
Topsports International Holdings Limited	04/26/21	416	317	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	503	0.1
Yadea Group Holdings Ltd	12/16/22	231	356	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ZTO Express (Cayman) Inc.	06/21/21	1,501	1,474	0.2
		115,380	62,804	7.4

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	252	June 2023	12,082	(32)	462

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	63,633	762,690	133	826,456
Preferred Stocks	16,667	—	—	16,667
Rights	1	—	—	1
Short Term Investments	10,112	—	—	10,112
	90,413	762,690	133	853,236
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	462	—	—	462
	462	—	—	462

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.0%
Japan 23.1%
ABC-Mart, Inc.	5	265
ACOM Co., Ltd.	60	144
Advance Residence Investment Corp.	—	501
Advantest Corporation (a)	25	2,298
Aeon Co., Ltd.	122	2,366
AGC Inc.	31	1,166
Aisin Corporation (a)	27	750
Ajinomoto Co., Inc.	76	2,657
ANA Holdings Inc. (a) (b)	24	526
Asahi Group Holdings, Ltd.	71	2,640
Asahi Intecc Co., Ltd.	34	602
Asahi Kasei Corporation	201	1,406
ASICS Corporation	26	729
Astellas Pharma Inc.	257	3,660
Bandai Namco Holdings Inc.	92	1,967
Bridgestone Corporation	84	3,396
Brother Industries, Ltd.	32	485
Canon Inc.	145	3,246
Capcom Co., Ltd.	24	840
Central Japan Railway Company	28	3,342
Chubu Electric Power Co., Inc.	108	1,137
Chugai Pharmaceutical Co., Ltd.	90	2,214
Concordia Financial Group, Ltd.	183	671
COSMOS Pharmaceutical Corporation	3	297
CyberAgent, Inc.	61	515
Dai Nippon Printing Co., Ltd.	37	1,029
Daifuku Co., Ltd.	54	1,007
Dai-ichi Life Holdings, Inc. (a)	144	2,647
Daiichi Sankyo Company, Ltd	269	9,813
Daikin Industries, Ltd.	41	7,383
Daito Trust Construction Co., Ltd.	9	915
Daiwa House Industry Co., Ltd	93	2,177
Daiwa House REIT Investment Corporation	—	616
Daiwa Securities Group Inc. (a)	203	950
DENSO Corporation	70	3,953
DISCO Corporation	12	1,394
East Japan Railway Company	53	2,950
Eisai Co., Ltd.	41	2,352
ENEOS Holdings, Inc. (a)	426	1,493
FANUC Corporation	131	4,768
Fast Retailing Co., Ltd.	26	5,648
Fuji Electric Co., Ltd.	19	745
FUJIFILM Holdings Corporation	56	2,829
Fujitsu Limited	25	3,346
Fukuoka Financial Group, Inc.	25	479
GLP J-REIT	1	703
GMO Payment Gateway, Inc.	6	553
Hakuhodo DY Holdings Inc.	45	513
Hamamatsu Photonics K.K.	20	1,078
Hankyu Hanshin Holdings, Inc.	32	961
HASEKO Corporation	28	329
Hikari Tsushin,Inc.	3	422
Hirose Electric Co., Ltd.	4	534
Hitachi Construction Machinery Co., Ltd.	15	349
Hitachi, Ltd.	132	7,220
Honda Motor Co., Ltd.	235	6,220
Hoshizaki Corporation	15	565
Hoya Corporation	49	5,412
Hulic Co., Ltd.	82	676
IBIDEN Co., Ltd.	20	797
Idemitsu Kosan Co., Ltd. (a)	32	705
Iida Group Holdings Co., Ltd. (a)	22	354
Inpex Corporation	148	1,576
Isuzu Motors Limited	89	1,068
ITOCHU Corporation	204	6,643
ITOCHU Techno-Solutions Corporation	14	340
Japan Airlines Co., Ltd.	22	427
Japan Airport Terminal Co., Ltd. (b)	13	640
Japan Exchange Group, Inc.	70	1,069
Japan Metropolitan Fund Investment Corporation	1	681
Japan Post Bank Co., Ltd.	180	1,469
Japan Post Holdings Co., Ltd.	334	2,708
Japan Post Insurance Co., Ltd.	30	471
Japan Prime Realty Investment Corporation	—	379
Japan Real Estate Investment Corporation	—	741
Japan Tobacco Inc.	153	3,225
JFE Holdings, Inc.	81	1,028
JSR Corporation	27	644
Kajima Corporation	67	803
Kakaku.com, Inc.	19	259
Kansai Paint Co., Ltd	39	521
Kao Corporation	66	2,566
Kawasaki Heavy Industries, Ltd.	25	556
KDDI Corporation	216	6,665
Keio Corporation	18	642
Keisei Electric Railway Co., Ltd.	24	725
Keyence Corporation	28	13,545
Kikkoman Corporation	27	1,390
Kintetsu Group Holdings Co., Ltd.	26	850
Kirin Holdings Company, Ltd	116	1,833
Kobayashi Pharmaceutical Co., Ltd.	8	508
Kobe Bussan Co., Ltd.	18	509
Koei Tecmo Holdings Co., Ltd. (a)	17	314
Koito Manufacturing Co., Ltd.	32	606
Komatsu Ltd.	132	3,275
Konami Holdings Corporation	13	583
Kose Corporation	5	618
Kubota Corporation	158	2,387
Kurita Water Industries Ltd.	14	632
KYOCERA Corporation	48	2,519
Kyowa Kirin Co., Ltd.	34	751
Kyushu Railway Company	24	532
Lasertec Co., Ltd.	11	1,950
Lawson, Inc.	7	283
Lion Corporation	38	410
LIXIL Corporation	35	582
M3, Inc.	59	1,481
Makita Corporation (a)	40	1,002
Marubeni Corporation	238	3,246
Marui Group Co. Ltd. (a)	29	444
Matsuki Yokokokara & Company Co., Ltd.	20	1,060
Mazda Motor Corporation	78	724
McDonald's Holdings Company (Japan), Ltd.	11	470
Medipal Holdings Corporation	32	433
Meiji Holdings Co., Ltd.	41	975
Minebeamitsumi Inc.	57	1,077
MISUMI Group Inc.	39	987
Mitsubishi Chemical Group Corporation	194	1,150
Mitsubishi Corporation	204	7,325
Mitsubishi Electric Corporation	299	3,574
Mitsubishi Estate Co., Ltd.	178	2,121
Mitsubishi Gas Chemical Company, Inc.	31	462
Mitsubishi HC Capital Inc.	104	539
Mitsubishi Heavy Industries, Ltd.	45	1,651
Mitsubishi Motors Corporation (b)	90	354
Mitsubishi UFJ Financial Group Inc	1,700	10,892
Mitsui & Co., Ltd.	220	6,837
Mitsui Chemicals, Inc.	26	680
Mitsui Fudosan Co., Ltd.	129	2,429
Mitsui O.S.K. Lines, Ltd. (a)	52	1,297
Mizuho Bank, Ltd.	33	1,164
Mizuho Financial Group, Inc.	349	4,946
MonotaRO Co., Ltd.	37	463
MS&AD Insurance Group Holdings, Inc.	62	1,917
Murata Manufacturing Co., Ltd.	88	5,371
Nagoya Railroad Co., Ltd.	30	460
Nec Corporation	39	1,512
NEXON Co., Ltd.	63	1,498
NGK Insulators, Ltd. (a)	33	438
NGK Spark Plug Co. Ltd. (a)	26	538
Nidec Corporation (a)	74	3,842
Nihon M&A Center Holdings Inc.	44	327
Nikon Corporation	53	543
Nintendo Co., Ltd.	161	6,237
Nippon Building Fund Inc.	—	983
Nippon Express Co., Ltd.	12	699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Nippon Paint Holdings Co., Ltd.	153	1,435
Nippon Prologis REIT, Inc.	—	817
Nippon Sanso Holdings Corporation	32	576
Nippon Shinyaku Co., Ltd.	9	406
Nippon Steel Corporation	132	3,111
Nippon Telegraph and Telephone Corporation	166	4,959
Nippon Yusen Kabushiki Kaisha (a)	69	1,603
Nissan Motor Co., Ltd. (a)	333	1,265
Nisshin Seifun Group Inc.	40	464
Nissin Chemical Corporation	19	880
Nissin Food Holdings Co., Ltd.	11	998
Nitori Holdings Co., Ltd.	12	1,433
Nitto Denko Corporation	20	1,265
Nomura Holdings, Inc. (a)	422	1,623
Nomura Real Estate Holdings, Inc.	17	376
Nomura Real Estate Master Fund, Inc.	1	707
Nomura Research Institute Ltd	61	1,426
Nsk Ltd.	74	425
NTT DATA Corporation (a)	91	1,191
Obayashi Corporation	96	737
OBIC Co., Ltd.	9	1,471
Odakyu Electric Railway Co., Ltd.	49	633
Oji Holdings Corporation	152	600
Olympus Corporation	176	3,093
OMRON Corporation	29	1,719
Ono Pharmaceutical Co., Ltd.	68	1,415
Open House Group Co., Ltd.	11	404
Oracle Corporation Japan	5	332
Oriental Land Co., Ltd.	160	5,478
ORIX Corporation	167	2,740
ORIX JREIT Inc.	—	531
Osaka Gas Co., Ltd.	56	919
Otsuka Corporation	17	586
Otsuka Holdings Co., Ltd.	75	2,394
Pan Pacific International Holdings Corporation	74	1,424
Panasonic Holdings Corporation	328	2,929
Persol Holdings Co., Ltd.	29	580
Rakuten Group, Inc.	132	620
Recruit Holdings Co., Ltd.	234	6,489
Renesas Electronics Corporation (b)	195	2,831
Resona Holdings, Inc.	331	1,597
Resonac Holdings Corporation	23	372
Ricoh Company, Ltd. (a)	87	655
Rinnai Corporation	18	433
ROHM Co., Ltd.	12	986
Santen Pharmaceutical Co., Ltd.	60	513
SBI Holdings, Inc.	37	726
SCSK Corporation	23	338
Secom Co., Ltd.	29	1,805
Sega Sammy Holdings, Inc.	21	392
Seibu Holdings Inc.	41	417
Seiko Epson Corporation.	42	595
Sekisui Chemical Co., Ltd.	60	857
Sekisui House, Ltd.	93	1,885
Seven & I Holdings Co., Ltd.	109	4,939
SG Holdings Co., Ltd.	68	1,013
Sharp Corporation (a)	29	205
Shimadzu Corporation	39	1,235
Shimano Inc.	12	2,029
Shimizu Corporation	80	455
Shin-Etsu Chemical Co., Ltd.	283	9,169
Shinsei Bank, Limited	8	144
Shionogi & Co., Ltd.	38	1,709
Shiseido Company, Limited	56	2,623
SMC Corporation	9	4,556
Softbank Corp.	382	4,401
SoftBank Group Corp (a)	165	6,499
Sojitz Corporation (a)	28	594
Sompo Holdings, Inc.	50	1,963
Sony Group Corporation	174	15,855
Square Enix Holdings Co., Ltd.	13	610
Stanley Electric Co., Ltd.	23	508
Subaru Corporation.	82	1,309
SUMCO Corporation	49	739
Sumitomo Chemical Company, Limited	217	730
Sumitomo Corporation	170	3,018
Sumitomo Electric Industries, Ltd.	108	1,391
Sumitomo Metal Mining Co., Ltd.	38	1,442
Sumitomo Mitsui Financial Group, Inc.	190	7,619
Sumitomo Mitsui Trust Bank, Limited	52	1,784
Sumitomo Pharma Co., Ltd. (a)	26	161
Sumitomo Realty & Development Co., Ltd.	65	1,458
Suntory Beverage & Food Limited	15	568
Suzuki Motor Corporation	68	2,484
Sysmex Corporation	23	1,515
T&D Holdings, lnc.	80	996
Taisei Corporation	28	860
Taisho Pharmaceutical Holdings Co., Ltd.	9	354
Takeda Pharmaceutical Co Ltd	218	7,165
TDK Corporation	52	1,868
Terumo Corporation	106	2,871
The Bank of Kyoto, Ltd.	12	544
The Chiba Bank, Ltd.	97	626
The Kansai Electric Power Company, Incorporated	112	1,086
TIS Inc.	30	803
TOBU Railway Co., LTD.	29	687
Toho Co., Ltd.	18	686
Tokio Marine Holdings, Inc.	282	5,412
Tokyo Century Corporation	6	184
Tokyo Electric Power Company Holdings, Inc. (b)	112	399
Tokyo Electron Limited	65	7,968
Tokyo Gas Co., Ltd.	58	1,087
Tokyu Corporation	84	1,124
Tokyu Fudosan Holdings Corporation	84	402
Toppan Inc.	50	1,013
Toray Industries, Inc.	220	1,258
Toshiba Corporation	62	2,065
Tosoh Corporation	49	662
TOTO Ltd.	21	706
Toyo Suisan Kaisha, Ltd.	13	560
Toyota Industries Corporation	29	1,614
Toyota Motor Corporation	1,736	24,659
Toyota Tsusho Corporation	33	1,385
Trend Micro Incorporated	18	887
Unicharm Corporation	61	2,522
United Urban Investment Corporation	—	510
USS Co., Ltd.	28	480
Welcia Holdings Co., Ltd.	16	334
West Japan Railway Company	33	1,364
Yakult Honsha Co., Ltd.	23	1,655
Yamaha Corporation	25	951
Yamaha Motor Co., Ltd.	47	1,240
Yamato Holdings Co., Ltd.	48	829
Yaskawa Electric Corporation	36	1,559
Yokogawa Electric Corporation	36	583
Z Holdings Corporation (a)	382	1,080
ZOZO, Inc.	16	361
		514,356
United Kingdom 13.5%
3i Group plc	135	2,811
abrdn plc	284	716
Admiral Group PLC	39	969
Anglo American PLC	185	6,111
Ashtead Group Public Limited Company	63	3,849
Associated British Foods PLC	48	1,155
AstraZeneca PLC	215	29,769
Auto Trader Group PLC	131	1,001
Aviva PLC	389	1,939
B&M European Value Retail S.A.	123	734
BAE Systems PLC	432	5,235
Barclays PLC	2,065	3,714
Barratt Developments P L C	132	760
BP P.L.C.	2,528	15,978
British American Tobacco P.L.C.	310	10,873
BT Group PLC	998	1,801
Bunzl Public Limited Company	46	1,752
Burberry Group PLC	55	1,766
Centrica PLC	799	1,046
Coca-Cola Europacific Partners PLC	28	1,667

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Compass Group PLC	245	6,158
Convatec Group PLC (c)	211	596
Croda International Public Limited Company	19	1,562
DCC Public Limited Company	15	883
Dechra Pharmaceuticals PLC	17	545
Diageo PLC	322	14,393
Direct Line Insurance Group PLC	186	316
DS Smith PLC	205	799
easyJet PLC (b)	76	486
Entain PLC	81	1,256
Evraz PLC (d)	82	—
Experian PLC	135	4,453
Ferguson PLC	29	3,882
Fiat Chrysler Automobiles N.V.	299	5,451
GSK PLC	555	9,809
Haleon PLC	689	2,729
Halma Public Limited Company	50	1,392
Harbour Energy PLC	67	228
Hargreaves Lansdown PLC	48	473
Hikma Pharmaceuticals Public Limited Company	24	496
Hiscox Ltd.	46	625
Howden Joinery Group PLC	87	752
HSBC Holdings PLC	2,755	18,689
Imperial Brands PLC	131	3,012
Informa Jersey Limited	207	1,775
InterContinental Hotels Group PLC	25	1,651
Intermediate Capital Group PLC	43	639
Intertek Group Plc	23	1,153
ITV PLC	543	555
J Sainsbury PLC	258	890
JD Sports Fashion PLC	321	707
Johnson Matthey PLC	30	728
Kingfisher PLC	288	929
Land Securities Group PLC	100	769
Legal & General Group PLC	833	2,460
Lloyds Banking Group PLC	9,302	5,469
London Stock Exchange Group PLC	53	5,143
M&G PLC	337	824
Melrose Holdings Limited	558	1,151
Mondi plc	70	1,107
National Grid PLC	534	7,229
NatWest Group PLC	707	2,300
Next PLC	18	1,447
Ocado Group PLC (b)	105	691
Pearson PLC	103	1,081
Pepco Group N.V. (b) (c)	22	214
Persimmon Public Limited Company	44	678
Phoenix Group Holdings PLC	123	828
Prudential Public Limited Company (e)	378	5,160
Reckitt Benckiser Group PLC	102	7,754
Relx PLC	275	8,902
Rentokil Initial PLC	347	2,534
Rightmove PLC	123	860
Rio Tinto PLC	148	9,967
Rolls-Royce PLC (b)	1,158	2,131
Schroders PLC	119	678
SEGRO Public Limited Company	162	1,543
Severn Trent PLC	36	1,282
Smith & Nephew PLC	121	1,679
Smiths Group PLC	46	979
Spirax-Sarco Engineering PLC	10	1,482
SSE PLC	147	3,266
St. James's Place PLC	72	1,073
Standard Chartered PLC	329	2,496
Tate & Lyle Public Limited Company	52	501
Taylor Wimpey PLC	545	803
Tesco PLC	1,033	3,386
The Berkeley Group Holdings PLC	16	827
The British Land Company Public Limited Company	140	672
The Sage Group PLC.	156	1,491
Unilever PLC	364	18,838
United Utilities PLC	94	1,225
Vodafone Group Public Limited Company	3,681	4,052
Weir Group PLC(The)	34	786
Whitbread PLC	27	1,007
Wise PLC - Class A (b)	59	396
WPP 2012 Limited	148	1,750
		300,569
France 10.7%
Adevinta ASA - Class B (b) (f)	42	299
Aeroports de Paris (b)	4	524
Alstom	43	1,171
Amundi (c)	9	574
AXA	275	8,400
Biomerieux SA	6	656
BNP Paribas	157	9,423
Bollore SE	118	726
Bouygues	30	1,024
Bureau Veritas	39	1,124
Capgemini	22	4,049
Carrefour	81	1,635
Compagnie De Saint-Gobain	72	4,098
Compagnie Generale des Etablissements Michelin	98	2,996
Credit Agricole SA	184	2,080
Danone	87	5,422
Dassault Aviation	3	642
Dassault Systemes	95	3,912
EDENRED	35	2,095
Eiffage	11	1,170
Engie	260	4,095
EssilorLuxottica	42	7,563
Gecina	7	740
Getlink S.E.	57	943
Hermes International	5	9,752
IPSEN	6	608
Kering	10	6,538
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	73	12,136
Legrand	37	3,353
L'Oreal	35	15,551
LVMH Moet Hennessy Louis Vuitton	36	33,226
Orange	257	3,053
Pernod Ricard	28	6,440
Publicis Groupe SA	32	2,506
Safran	48	7,129
Sanofi	159	17,319
Sartorius Stedim Biotech	3	1,056
Schneider Electric SE	79	13,255
Societe d'exploitation Hoteliere	12	1,199
Societe Generale	104	2,344
Teleperformance SE	8	1,961
Thales	15	2,230
TotalEnergies SE	325	19,199
Veolia Environnement-VE	92	2,837
VINCI	75	8,563
Vivendi SE	109	1,106
Worldline (b) (c)	36	1,510
		238,232
Switzerland 8.6%
ABB Ltd - Class N	237	8,141
Alcon AG	68	4,804
Baloise Holding AG - Class N	6	1,004
Barry Callebaut AG - Class N	—	996
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,655
Coca-Cola HBC AG	31	837
Compagnie Financiere Richemont SA	72	11,583
Credit Suisse Group AG - Class N	522	468
EMS-Chemie Holding AG	1	749
Geberit AG - Class N	5	2,735
Givaudan SA - Class N	1	3,514
Glencore PLC	1,680	9,623
Julius Bar Gruppe AG - Class N	30	2,068
Kuhne & Nagel International AG	8	2,318
Lafarge	79	5,099
Lonza Group AG	10	6,162
Nestle S.A. - Class N	382	46,464
Novartis AG - Class N	334	30,533
Partners Group Holding AG	3	2,976
Roche Holding AG	4	1,144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Schindler Holding AG - Class N	3	614
SGS SA - Class N	1	1,791
Sika AG	21	5,938
Sonova Holding AG	7	2,148
STMicroelectronics N.V.	93	4,922
Straumann Holding AG - Class N	16	2,357
Swiss Life Holding AG - Class N	4	2,665
Swiss Re AG	40	4,124
Swisscom AG - Class N	4	2,367
The Swatch Group AG	4	1,463
The Swatch Group AG - Class N	7	446
UBS Group AG	488	10,298
Zurich Insurance Group AG - Class N	21	9,955
		191,961
Germany 7.4%
Adidas AG - Class N	25	4,406
Allianz SE	56	12,971
BASF SE - Class N	126	6,626
Bayer Aktiengesellschaft - Class N	136	8,685
Bayerische Motoren Werke Aktiengesellschaft	44	4,864
Beiersdorf Aktiengesellschaft	13	1,721
Brenntag SE - Class N	21	1,547
Carl Zeiss Meditec AG	5	738
COMMERZBANK Aktiengesellschaft	139	1,469
Continental Aktiengesellschaft	14	1,064
Covestro AG (c)	28	1,146
Daimler Truck Holding AG	71	2,405
Delivery Hero SE (b) (c)	27	923
Deutsche Bank Aktiengesellschaft - Class N	281	2,859
Deutsche Borse Aktiengesellschaft - Class N	27	5,155
Deutsche Lufthansa Aktiengesellschaft (b)	86	961
Deutsche Post AG - Class N	137	6,404
Deutsche Telekom AG - Class N	484	11,726
DW Property Invest GmbH	6	111
E.ON SE - Class N	307	3,835
Evonik Industries AG	29	604
Fresenius SE & Co. KGaA	58	1,570
GEA Group Aktiengesellschaft	22	1,012
Hannover Ruck SE - Class N	8	1,633
HeidelbergCement AG	20	1,467
Henkel AG & Co. KGaA	13	975
Infineon Technologies AG - Class N	180	7,363
Mercedes-Benz Group AG - Class N	108	8,329
MERCK Kommanditgesellschaft auf Aktien	18	3,332
MTU Aero Engines AG - Class N	7	1,804
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	19	6,766
Puma SE	14	868
RWE Aktiengesellschaft	93	4,007
SAP SE	151	19,092
Siemens Aktiengesellschaft - Class N	103	16,736
Siemens Energy AG (b)	55	1,211
Siemens Healthineers AG (c)	38	2,196
Symrise AG	19	2,036
Talanx Aktiengesellschaft	7	323
Telefonica Deutschland Holding AG	139	428
Vantage Towers AG	13	494
Vonovia SE	112	2,109
Zalando SE (b) (c)	30	1,241
		165,212
Australia 7.2%
Ampol Limited	32	661
ANZ Group Holdings Limited	417	6,435
Aristocrat Leisure Limited	93	2,325
ASX Limited	26	1,120
Atlas Arteria Limited	175	737
Aurizon Holdings Limited	252	568
Australian Pipeline Trust	163	1,106
Bendigo and Adelaide Bank Limited	80	467
BHP Group Limited	704	22,314
BlueScope Steel Limited	64	875
Brambles Limited	196	1,776
Challenger Limited	71	296
Cochlear Limited	9	1,497
Coles Group Limited	185	2,233
Commonwealth Bank of Australia	235	15,502
Computershare Limited	80	1,156
CSL Limited	67	12,875
Dexus Property Trust	152	769
Domino's Pizza Enterprises Limited	9	318
Endeavour Group Limited	184	834
Fortescue Metals Group Ltd	235	3,547
Goodman Funding Pty Ltd	240	3,063
GPT Management Holdings Limited	269	770
Harvey Norman Holdings Limited (a)	74	178
IDP Education Limited (a)	30	555
IGO Limited	97	837
Incitec Pivot Limited	246	519
Insurance Australia Group Limited	340	1,070
Lendlease Corporation Limited	103	503
Macquarie Group Limited	50	5,915
Medibank Private Limited	361	814
Mineral Resources Limited	24	1,303
Mirvac Limited	513	722
National Australia Bank Limited	437	8,143
Newcrest Mining Limited	122	2,178
Northern Star Resources Ltd	161	1,314
Orica Limited	62	639
Origin Energy Limited	242	1,347
Pilbara Minerals Limited	373	996
Qantas Airways Limited (b)	115	514
QBE Insurance Group Limited	201	1,973
Ramsay Health Care Limited	25	1,126
REA Group Ltd	8	701
Reece Limited (a)	30	355
Rio Tinto Limited	51	4,087
Santos Limited	460	2,131
Scentre Group Limited	739	1,371
SEEK Limited	45	733
Seven Group Holdings Limited	23	356
Sonic Healthcare Limited	69	1,611
South32 Limited	634	1,863
Stockland Corporation Ltd	320	859
Suncorp Group Limited	177	1,438
Telstra Group Limited	536	1,514
The Lottery Corporation Limited	315	1,084
TPG Corporation Limited	57	188
Transurban Holdings Limited	421	4,015
Treasury Wine Estates Limited	100	877
Vicinity Centres RE Ltd	526	690
Washington H. Soul Pattinson and Company Limited	35	719
Wesfarmers Limited	156	5,264
Westpac Banking Corporation	490	7,114
WiseTech Global Limited	25	1,097
Woodside Energy Group Ltd	261	5,849
Woolworths Group Limited	170	4,322
Worley Limited	49	473
		160,601
Netherlands 6.4%
Adyen B.V. (b) (c)	4	6,803
Aegon N.V.	186	797
Airbus SE	85	11,409
Akzo Nobel N.V.	25	1,954
argenx SE (b)	8	2,827
ASM International N.V.	6	2,544
ASML Holding N.V.	56	37,992
CNH Industrial N.V.	138	2,108
HAL Trust	12	1,667
Heineken Holding N.V.	15	1,383
Heineken N.V.	32	3,458
ING Groep N.V.	521	6,193
JDE Peet's N.V.	19	544
Koninklijke Ahold Delhaize N.V.	139	4,741
Koninklijke DSM N.V.	25	2,903
Koninklijke KPN N.V.	452	1,598
Koninklijke Philips N.V.	127	2,330
NN Group N.V.	43	1,565
Prosus N.V. - Class N	161	12,597

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Randstad N.V. (a)	17	993
Shell PLC - Class A	988	28,181
Unibail-Rodamco-Westfield SE (b)	15	814
Universal Music Group N.V.	106	2,688
Wolters Kluwer N.V. - Class C	36	4,546
		142,635
Sweden 3.3%
AB Sagax - Class B	24	557
Aktiebolaget Electrolux - Class B (a)	31	380
Aktiebolaget Industrivarden - Class A	24	640
Aktiebolaget Industrivarden - Class C	25	681
Aktiebolaget SKF - Class A	2	45
Aktiebolaget SKF - Class B	54	1,055
Aktiebolaget Volvo - Class A	28	610
Aktiebolaget Volvo - Class B (a)	218	4,487
Alfa Laval AB (a)	41	1,468
Assa Abloy AB - Class B	140	3,363
Atlas Copco Aktiebolag - Class A	359	4,569
Atlas Copco Aktiebolag - Class B	218	2,515
Axfood Aktiebolag	16	389
Boliden AB	38	1,505
Castellum Aktiebolag (a)	41	477
Embracer Group AB - Class B (b)	120	561
Epiroc Aktiebolag - Class A	92	1,825
Epiroc Aktiebolag - Class B	51	864
EQT AB (c)	48	983
Essity Aktiebolag (publ) - Class A (a)	3	100
Essity Aktiebolag (publ) - Class B (a)	81	2,326
Evolution AB (publ) (c)	26	3,535
Fastighets AB Balder - Class B (b)	91	376
G&L Beijer Ref AB - Class B	36	629
Getinge AB - Class B	33	797
H & M Hennes & Mauritz AB - Class B	99	1,422
Hexagon Aktiebolag - Class B	298	3,421
Holmen Aktiebolag - Class B (a)	12	462
Husqvarna Aktiebolag - Class B	62	539
Indutrade Aktiebolag	35	752
Investment Ab Latour - Class B	17	348
Investor Aktiebolag - Class A	78	1,598
Investor Aktiebolag - Class B	250	4,978
Kinnevik AB - Class B (b)	34	515
L E Lundbergforetagen AB (publ) - Class B	9	397
Lifco AB (Publ) - Class B	27	577
NIBE Industrier AB - Class B	207	2,362
Nordnet AB	23	377
Saab AB - Class B	10	637
Sandvik Aktiebolag	148	3,150
Securitas AB - Class B	71	636
Skandinaviska Enskilda Banken AB - Class A	234	2,583
Skanska AB - Class B (a)	57	876
SSAB AB - Class A	31	226
SSAB AB - Class B	95	678
Svenska Cellulosa Aktiebolaget SCA - Class A	4	49
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	82	1,083
Svenska Handelsbanken AB - Class A	216	1,869
Svenska Handelsbanken AB - Class B (a)	6	64
Swedbank AB - Class A (a)	129	2,116
Swedish Orphan Biovitrum AB (Publ) (b)	29	669
Tele2 AB - Class B	75	748
Telefonaktiebolaget LM Ericsson - Class A	8	48
Telefonaktiebolaget LM Ericsson - Class B (a)	425	2,484
Telia Company AB (a)	331	842
Trelleborg AB - Class B	31	882
Volvo Cars AB - Class B (a) (b)	77	336
		72,461
Denmark 2.9%
A.P. Moller - Maersk A/S - Class A	—	716
A.P. Moller - Maersk A/S - Class B	1	1,429
Carlsberg A/S - Class B	14	2,147
Chr. Hansen Holding A/S	14	1,056
Coloplast A/S - Class B	17	2,167
Danske Bank A/S (b)	93	1,866
Demant A/S (b)	12	427
DSV A/S	25	4,862
Genmab A/S (b)	9	3,480
Novo Nordisk A/S - Class B	227	36,037
Novozymes A/S - Class B	28	1,432
Orsted A/S (c)	26	2,250
Pandora A/S	13	1,224
Tryg A/S	52	1,129
Vestas Wind Systems A/S	139	4,017
		64,239
Spain 2.5%
Acciona,S.A.	3	646
ACS, Actividades de Construccion y Servicios, S.A.	32	1,024
AENA, S.M.E., S.A. (c)	10	1,662
Amadeus IT Holding, S.A. (c)	62	4,127
Banco Bilbao Vizcaya Argentaria, S.A. (a)	842	5,999
Banco Santander, S.A.	2,327	8,662
CaixaBank, S.A. (a)	568	2,211
Cellnex Telecom, S.A. (c)	83	3,227
Corporacion Acciona Energias Renovables, S.A.	6	237
Endesa, S.A.	43	935
Ferrovial, S.A.	70	2,077
Grifols, S.A. - Class A	39	387
Iberdrola, Sociedad Anonima	823	10,251
Industria de Diseno Textil, S.A.	154	5,180
MAPFRE, S.A.	128	258
Naturgy Energy Group, S.A. (a)	26	792
Red Electrica Corporacion, S.A.	60	1,057
Repsol, S.A.	189	2,916
Telefonica, S.A.	786	3,391
		55,039
Hong Kong 2.5%
AIA Group Limited	1,630	17,100
Budweiser Brewing Company APAC Limited (c)	246	749
CK Asset Holdings Limited	270	1,637
CK Hutchison Holdings Limited	367	2,280
CK Infrastructure Holdings Limited	84	458
CLP Holdings Limited	223	1,614
DFI Retail Group Holding Limited	38	116
ESR Group Limited (c)	378	680
Galaxy Entertainment Group Limited	282	1,881
Hang Lung Properties Limited	231	431
Hang Seng Bank, Limited	102	1,446
Henderson Land Development Company Limited	170	586
HK Electric Investments Limited	320	200
HKT Trust	488	647
Hong Kong And China Gas Company Limited -The-	1,497	1,319
Hong Kong Exchanges and Clearing Limited	166	7,394
Jardine Matheson Holdings Limited	35	1,684
Link Real Estate Investment Trust	356	2,286
MTR Corporation Limited	213	1,027
New World Development Company Limited	189	506
Power Assets Holdings Limited	177	950
Sino Land Company Limited	471	638
Sun Hung Kai Properties Limited	207	2,898
Swire Pacific Limited - Class A	60	457
Swire Pacific Limited - Class B	115	142
Swire Properties Limited	146	374
Techtronic Industries Company Limited	254	2,760
The Wharf (Holdings) Limited	166	380
WH Group Limited (c)	1,051	627
Wharf Real Estate Investment Company Limited	205	1,183
		54,450
Italy 2.1%
A2a S.P.A.	237	380
Amplifon S.p.A	12	401
Assicurazioni Generali S.P.A.	169	3,377
Banca Mediolanum SpA	32	290
Banco BPM Societa' Per Azioni	196	764
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	13	321
Davide Campari-Milano N.V.	72	884
DiaSorin S.p.A.	4	407
Enel S.p.A	1,065	6,492
Eni S.p.A.	343	4,798
Ferrari N.V.	18	4,773

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Finecobank Banca Fineco SPA	85	1,294
Hera S.p.A.	120	338
Infrastrutture Wireless Italiane S.p.A. (c)	46	606
Intesa Sanpaolo SPA	2,359	6,058
Leonardo S.p.A.	53	624
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	88	884
Moncler S.p.A.	30	2,062
Nexi Spa (b)	126	1,022
Pirelli & C. S.p.A. (c)	45	227
Poste Italiane SPA (c)	58	595
Prysmian S.p.A.	38	1,608
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	558
Snam S.P.A.	282	1,496
Telecom Italia SPA	1,506	497
Terna – Rete Elettrica Nazionale S.p.A.	197	1,618
UniCredit S.p.A.	270	5,085
UnipolSai Assicurazioni S.p.A.	58	147
		47,606
Singapore 1.3%
Ascendas Real Estate Investment Trust	475	1,025
Capitaland Group Pte. Ltd.	737	1,099
Capitaland Investment Limited	334	927
City Developments Limited	69	385
DBS Group Holdings Ltd	253	6,282
Genting International Plc	797	673
Great Eastern Holdings Limited	7	95
Jardine Cycle & Carriage Limited	13	304
Keppel Corporation Limited	196	807
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	415
Olam Group Limited	151	179
Oversea-Chinese Banking Corporation Limited	555	5,175
Singapore Airlines Limited	176	759
Singapore Exchange Limited	130	919
Singapore Technologies Engineering Ltd	224	619
Singapore Telecommunications Limited	983	1,823
United Overseas Bank Limited	215	4,832
UOL Group Limited	65	341
Venture Corporation Limited	34	454
Wilmar International Limited	433	1,373
		28,486
Finland 1.2%
Elisa Oyj	20	1,205
Fortum Oyj	59	910
Huhtamaki Oyj	12	458
Kesko Oyj - Class A	14	311
Kesko Oyj - Class B	39	840
Kone Corporation - Class B	55	2,856
Metso Outotec Oyj	96	1,050
Neste Oyj	60	2,986
Nokia Oyj	744	3,648
Nordea Bank AB	452	4,830
Orion Oyj - Class A	3	143
Orion Oyj - Class B	16	714
Sampo Oyj - Class A	68	3,197
Stora Enso Oyj - Class A (a)	7	105
Stora Enso Oyj - Class R	85	1,107
UPM-Kymmene Oyj	75	2,521
Wartsila Oyj Abp	73	688
		27,569
Belgium 1.0%
Ackermans	3	466
Ageas SA/NV	25	1,084
Anheuser-Busch InBev	137	9,111
Azelis Group	10	252
D'Ieteren Group	3	555
Elia Group	5	666
Etablissementen Franz Colruyt	6	189
Groupe Bruxelles Lambert - Groep Brussel Lambert	15	1,245
KBC Groep	47	3,264
Proximus	23	219
Sofina	2	444
Solvay	10	1,143
UCB	17	1,556
Umicore	30	1,013
Warehouses De Pauw	20	603
		21,810
Norway 0.7%
Aker ASA	3	200
Aker BP ASA	44	1,068
DNB Bank ASA	126	2,263
Equinor ASA	147	4,185
Gjensidige Forsikring ASA	24	399
Kongsberg Gruppen ASA	11	458
Leroy Seafood Group ASA	43	223
Mowi ASA	63	1,160
Norsk Hydro ASA	188	1,399
Orkla ASA	111	788
SalMar ASA	8	357
Schibsted ASA - Class A	11	178
Schibsted ASA - Class B	14	217
Storebrand ASA	58	449
Telenor ASA	87	1,015
TOMRA Systems ASA	34	569
Var Energi ASA	66	161
Yara International ASA	23	1,014
		16,103
Ireland 0.7%
CRH Public Limited Company	105	5,296
Flutter Entertainment Public Limited Company (b)	21	3,797
James Hardie Industries Public Limited Company - CDI	61	1,308
Kerry Group Public Limited Company - Class A	22	2,168
Kingspan Group Public Limited Company	21	1,458
Smurfit Kappa Funding Designated Activity Company	37	1,352
		15,379
Israel 0.4%
Azrieli Group Ltd.	5	287
Bank Hapoalim Ltd	166	1,378
Bank Leumi le-Israel B.M.	208	1,560
Bezeq The Israel Telecommunication Corp., Limited	270	367
Elbit Systems Ltd.	4	640
Icl Group Ltd	100	669
Israel Discount Bank Limited	174	851
Mizrahi-Tefahot Bank Ltd.	21	642
Nice Ltd (b)	9	1,994
Teva Pharmaceutical Industries Ltd (b)	156	1,382
		9,770
Austria 0.3%
Andritz AG	11	731
BAWAG Group AG (c)	13	636
Erste Group Bank AG	49	1,617
EVN AG	5	105
OMV Aktiengesellschaft	20	904
Raiffeisen Bank International AG	19	286
Strabag SE	2	72
Telekom Austria Aktiengesellschaft	18	134
Verbund AG	5	402
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	121
voestalpine AG	16	533
		5,541
Poland 0.2%
Allegro.eu (b) (c)	52	355
Bank Polska Kasa Opieki - Spolka Akcyjna	22	440
Dino Polska Spolka Akcyjna (b) (c)	7	626
ING Bank Slaski S.A.	5	174
KGHM Polska Miedz Spolka Akcyjna	18	513
LPP Spolka Akcyjna	—	356
Polski Koncern Naftowy Orlen Spolka Akcyjna	73	989
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	787
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	606

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Santander Bank Polska S.A.	5	329
		5,175
New Zealand 0.2%
Auckland International Airport Limited (b)	179	975
Contact Energy Limited	115	560
Fisher & Paykel Healthcare Corporation Limited	79	1,311
Mercury NZ Limited	86	341
Meridian Energy Limited	154	505
Spark New Zealand Limited	279	886
		4,578
Portugal 0.2%
Banco Espirito Santo S.A. (b) (d)	413	—
EDP - Energias de Portugal, S.A.	415	2,261
EDP Renovaveis, S.A.	28	646
Galp Energia, SGPS, S.A.	61	697
Jeronimo Martins, SGPS, S.A.	39	914
		4,518
Luxembourg 0.2%
ArcelorMittal	77	2,322
Eurofins Scientific SE	18	1,221
Tenaris S.A.	63	886
		4,429
China 0.1%
Wuxi Biologics Cayman Inc (b) (c)	496	3,061
United States of America 0.1%
Qiagen N.V. (b)	33	1,501
Macau 0.1%
Sands China Ltd. (b)	325	1,130
Chile 0.1%
Antofagasta PLC	46	902
United Arab Emirates 0.0%
Mediclinic International PLC	63	385
NMC Health PLC (d)	12	—
Bermuda 0.0%
Autostore Holdings Ltd (a) (b) (c)	128	276
Mexico 0.0%
Fresnillo PLC	24	222
Total Common Stocks (cost $1,953,581)		2,158,196
PREFERRED STOCKS 1.8%
Switzerland 1.4%
Chocoladefabriken Lindt & Sprungli AG	—	1,700
Roche Holding AG	97	27,698
Schindler Holding AG	6	1,291
		30,689
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	8	822
Henkel AG & Co. KGaA (g)	25	1,973
Porsche Automobil Holding SE (g)	22	1,270
Sartorius Aktiengesellschaft	4	1,518
Volkswagen Aktiengesellschaft (g)	26	3,490
		9,073
Italy 0.0%
Telecom Italia SPA	883	284
Spain 0.0%
Grifols, S.A.	39	281
Total Preferred Stocks (cost $41,279)		40,327
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (e) (h)	16,753	16,753
Investment Companies 0.2%
JNL Government Money Market Fund, 4.48% (e) (h)	4,163	4,163
Total Short Term Investments (cost $20,916)		20,916
Total Investments 99.7% (cost $2,015,776)		2,219,439
Other Derivative Instruments 0.0%		398
Other Assets and Liabilities, Net 0.3%		5,650
Total Net Assets 100.0%		2,225,487

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $299 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,399	—	209	50	43	(73)	5,160	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/26/21	8,154	6,803	0.3
AENA, S.M.E., S.A.	04/26/21	1,428	1,662	0.1
Allegro.eu	06/18/21	833	355	—
Amadeus IT Holding, S.A.	04/26/21	3,213	4,127	0.2
Amundi	04/26/21	795	574	—
Autostore Holdings Ltd	12/17/21	480	276	—
BAWAG Group AG	04/26/21	661	636	—
Budweiser Brewing Company APAC Limited	04/26/21	911	749	—
Cellnex Telecom, S.A.	04/26/21	3,846	3,227	0.2
Convatec Group PLC	04/26/21	607	596	—
Covestro AG	04/26/21	2,060	1,146	0.1
Delivery Hero SE	04/26/21	2,650	923	0.1
Dino Polska Spolka Akcyjna	06/18/21	496	626	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	04/26/21	1,158	983	0.1
ESR Group Limited	04/26/21	1,205	680	—
Evolution AB (publ)	04/26/21	2,773	3,535	0.2
Infrastrutture Wireless Italiane S.p.A.	04/26/21	515	606	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	415	—
Orsted A/S	04/26/21	2,094	2,250	0.1
Pepco Group N.V.	12/17/21	210	214	—
Pirelli & C. S.p.A.	04/26/21	271	227	—
Poste Italiane SPA	04/26/21	527	595	—
Siemens Healthineers AG	06/18/21	2,266	2,196	0.1
WH Group Limited	04/26/21	900	627	—
Worldline	04/26/21	2,666	1,510	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,442	3,061	0.1
Zalando SE	04/26/21	2,050	1,241	0.1
		48,742	39,840	1.8

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	172	June 2023	EUR	7,070	55	282
FTSE 100 Index	33	June 2023	GBP	2,484	6	47
S&P/ASX 200 Index	21	June 2023	AUD	3,741	18	23
Topix Index	43	June 2023	JPY	851,073	60	80
					139	432

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	06/21/23	AUD	1,346	902	9
AUD/USD	SCB	06/21/23	AUD	2,500	1,676	(3)
EUR/USD	HSB	06/21/23	EUR	6,613	7,204	169
EUR/USD	SCB	06/21/23	EUR	1,500	1,634	(2)
GBP/USD	BOA	06/21/23	GBP	634	784	(1)
GBP/USD	BOA	06/21/23	GBP	477	589	19
JPY/USD	BOA	06/21/23	JPY	735,052	5,601	129
USD/AUD	SCB	06/21/23	AUD	(2,038)	(1,366)	(14)
USD/EUR	RBC	06/21/23	EUR	(2,392)	(2,606)	(22)
USD/GBP	RBC	06/21/23	GBP	(600)	(741)	(17)
USD/JPY	BOA	06/21/23	JPY	(50,034)	(381)	(5)
USD/JPY	GSC	06/21/23	JPY	(485,000)	(3,696)	(3)
					9,600	259

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,828	2,156,368	—	2,158,196
Preferred Stocks	40,327	—	—	40,327
Short Term Investments	20,916	—	—	20,916
	63,071	2,156,368	—	2,219,439
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	432	—	—	432
Open Forward Foreign Currency Contracts	—	326	—	326
	432	326	—	758
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(67)	—	(67)
	—	(67)	—	(67)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.4%
Industrials 21.5%
Acuity Brands, Inc.	47	8,571
Advanced Drainage Systems, Inc.	91	7,648
AECOM	203	17,104
AGCO Corporation	91	12,300
ASGN Incorporated (a)	73	5,997
Avis Budget Group, Inc. (a)	36	7,027
Axon Enterprise, Inc. (a)	99	22,221
Builders FirstSource, Inc. (a)	215	19,121
Caci International Inc. - Class A (a)	34	10,037
Carlisle Companies Incorporated	76	17,101
Chart Industries, Inc. (a)	62	7,801
Clean Harbors, Inc. (a)	74	10,538
Concentrix Corporation	62	7,581
Crane Holdings, Co.	70	7,908
Curtiss-Wright Corporation	56	9,958
Donaldson Company, Inc.	178	11,606
EMCOR Group, Inc.	70	11,342
EnerSys	60	5,176
ESAB Corporation	77	4,575
Exponent, Inc.	73	7,232
Flowserve Corporation	192	6,531
Fluor Corporation (a)	209	6,449
Fortune Brands Innovations, Inc.	185	10,877
FTI Consulting, Inc. (a)	51	10,027
GATX Corporation	52	5,751
Genpact Limited	248	11,449
Graco Inc.	246	17,941
GXO Logistics Inc. (a)	172	8,666
Hertz Global Holdings, Inc. (a)	234	3,819
Hexcel Corporation	124	8,435
Hubbell Incorporated	78	19,053
Insperity, Inc.	53	6,388
ITT Inc.	121	10,447
JetBlue Airways Corporation (a)	494	3,598
KBR, Inc.	201	11,049
Kirby Corporation (a)	88	6,102
Knight-Swift Transportation Holdings Inc. - Class A	236	13,350
Landstar System, Inc.	52	9,411
Lennox International Inc.	47	11,861
Lincoln Electric Holdings, Inc.	85	14,372
ManpowerGroup Inc.	74	6,075
MasTec, Inc. (a)	86	8,088
MAXIMUS, Inc.	89	7,034
MDU Resources Group, Inc.	299	9,110
Mercury Systems, Inc. (a)	85	4,370
Mine Safety Appliances Company, LLC	54	7,209
MSC Industrial Direct Co., Inc. - Class A	69	5,802
Nvent Electric Public Limited Company	244	10,498
Oshkosh Corporation	95	7,885
Owens Corning	137	13,103
Regal Rexnord Corporation	97	13,598
Ryder System, Inc.	74	6,584
Saia, Inc. (a)	39	10,586
Science Applications International Corporation	80	8,585
Simpson Manufacturing Co., Inc.	64	6,979
Stericycle, Inc. (a)	136	5,936
SunPower Corporation (a) (b)	124	1,720
Sunrun Inc. (a) (b)	313	6,317
Terex Corporation	97	4,703
Tetra Tech, Inc.	77	11,352
The Brink's Company	70	4,658
The Middleby Corporation (a)	79	11,596
The Timken Company	97	7,905
The Toro Company	154	17,084
Trex Company, Inc. (a)	161	7,841
UFP Industries, Inc.	89	7,070
Univar Solutions Inc. (a)	239	8,368
Valmont Industries, Inc.	31	9,912
Vicor Corporation (a)	32	1,512
Watsco, Inc.	48	15,433
Watts Water Technologies, Inc. - Class A	40	6,790
Werner Enterprises, Inc.	87	3,955
Woodward, Inc.	87	8,481
XPO, Inc. (a)	165	5,255
		677,814
Consumer Discretionary 15.1%
Adient Public Limited Company (a)	139	5,704
Aramark	376	13,459
Autoliv, Inc.	112	10,484
AutoNation, Inc. (a)	49	6,636
Boyd Gaming Corporation	114	7,325
Brunswick Corporation	106	8,711
Capri Holdings Limited (a)	184	8,642
Carter's, Inc.	56	3,995
Choice Hotels International, Inc.	41	4,810
Churchill Downs Incorporated	48	12,438
Columbia Sportswear Company	51	4,647
Crocs, Inc. (a)	90	11,361
Dana Incorporated	184	2,775
Deckers Outdoor Corporation (a)	39	17,329
Dick's Sporting Goods, Inc.	87	12,408
Five Below, Inc. (a)	81	16,701
Foot Locker, Inc.	116	4,604
Fox Factory Holding Corp. (a)	62	7,559
GameStop Corp. - Class A (a) (b)	371	8,551
Gentex Corporation	345	9,657
Graham Holdings Co., Ltd. - Class B	6	3,354
Grand Canyon Education, Inc. (a)	46	5,214
H & R Block, Inc.	222	7,842
Harley-Davidson, Inc.	195	7,408
Helen of Troy Limited (a)	35	3,322
Hilton Grand Vacations Inc. (a)	110	4,899
KB Home	120	4,838
Kohl's Corporation	162	3,817
Lear Corporation	87	12,167
Leggett & Platt, Incorporated	191	6,100
Light & Wonder, Inc. (a)	136	8,146
Lithia Motors, Inc. - Class A	40	9,086
Macy's, Inc.	395	6,902
Marriott Vacations Worldwide Corporation	57	7,634
Mattel, Inc. (a)	519	9,557
Murphy USA Inc.	29	7,558
Nordstrom, Inc. (b)	167	2,720
Ollie's Bargain Outlet Holdings, Inc. (a)	85	4,928
Papa John's International, Inc.	47	3,515
PENN Entertainment, Inc. (a)	227	6,731
Polaris Inc.	81	8,945
PVH Corp.	93	8,297
RH (a)	27	6,668
Service Corporation International	224	15,409
Skechers U.S.A., Inc. - Class A (a)	197	9,357
Taylor Morrison Home II Corporation - Class A (a)	159	6,072
Tempur Sealy International, Inc.	252	9,946
Texas Roadhouse, Inc. - Class A	98	10,545
The Gap, Inc. (b)	316	3,177
The Goodyear Tire & Rubber Company (a)	404	4,447
The Wendy's Company	251	5,461
Thor Industries, Inc.	78	6,174
Toll Brothers, Inc.	150	9,031
TopBuild Corp. (a)	47	9,839
Topgolf Callaway Brands Corp. (a)	203	4,383
Travel + Leisure Co.	121	4,727
Under Armour, Inc. - Class A (a)	264	2,507
Under Armour, Inc. - Class C (a)	289	2,463
Victoria's Secret & Co. (a)	119	4,063
Visteon Corporation (a)	41	6,504
Williams-Sonoma, Inc.	98	11,864
Wingstop Inc.	44	8,110
Wyndham Hotels & Resorts, Inc.	130	8,840
YETI Holdings, Inc. (a)	126	5,040
		475,403
Financials 14.5%
Affiliated Managers Group, Inc.	55	7,850
American Financial Group, Inc.	102	12,344
Annaly Capital Management, Inc.	692	13,222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Associated Banc-Corp	220	3,948
Bank of Hawaii Corporation	57	2,954
Bank OZK	160	5,482
Brighthouse Financial, Inc. (a)	100	4,413
Cadence Bank	268	5,556
Cathay General Bancorp	109	3,752
CNO Financial Group, Inc.	170	3,763
Columbia Banking System, Inc.	302	6,461
Commerce Bancshares, Inc.	168	9,786
Cullen/Frost Bankers, Inc.	94	9,924
East West Bancorp, Inc.	207	11,495
Essent Group Ltd.	156	6,242
Euronet Worldwide, Inc. (a)	69	7,690
Evercore Inc. - Class A	53	6,073
F.N.B. Corporation	525	6,091
Federated Hermes, Inc. - Class B	123	4,932
First American Financial Corporation	150	8,340
First Financial Bankshares, Inc.	189	6,022
First Horizon Corporation	784	13,941
FirstCash Holdings, Inc.	55	5,277
Fulton Financial Corporation	245	3,389
Glacier Bancorp, Inc.	162	6,822
Hancock Whitney Corporation	127	4,611
Home BancShares, Inc.	279	6,068
Interactive Brokers Group, Inc. - Class A	152	12,514
International Bancshares Corporation	77	3,312
Janus Henderson Group PLC	195	5,188
Jefferies Financial Group Inc.	264	8,385
Kinsale Capital Group, Inc.	32	9,514
MGIC Investment Corporation	433	5,805
Navient Corporation	148	2,359
New York Community Bancorp, Inc. - Series A	1,009	9,121
Old National Bancorp	426	6,145
Old Republic International Corporation	403	10,058
PacWest Bancorp	175	1,699
Pinnacle Financial Partners, Inc.	110	6,073
Primerica, Inc.	54	9,259
Prosperity Bancshares, Inc.	133	8,204
Reinsurance Group of America, Incorporated	97	12,909
RenaissanceRe Holdings Ltd	64	12,869
RLI Corp.	60	7,961
SEI Investments Company	149	8,556
Selective Insurance Group, Inc.	88	8,431
SLM Corporation	353	4,372
Southstate Corporation	107	7,601
Starwood Property Trust, Inc. (b)	436	7,714
Stifel Financial Corp.	154	9,121
Synovus Financial Corp.	215	6,615
Texas Capital Bancshares, Inc. (a)	73	3,598
The Hanover Insurance Group, Inc.	51	6,603
The Western Union Company	547	6,099
UMB Financial Corporation	64	3,702
United Bankshares, Inc.	194	6,846
Unum Group	276	10,920
Valley National Bancorp	616	5,695
Voya Financial, Inc. (b)	142	10,144
Webster Financial Corporation	254	10,030
Wex, Inc. (a)	64	11,727
Wintrust Financial Corporation	90	6,550
Zurich American Corporation	94	5,112
		457,259
Information Technology 10.5%
ACI Worldwide, Inc. (a)	166	4,468
Allegro Microsystems Inc. (a)	93	4,449
Amkor Technology, Inc.	146	3,791
Arrow Electronics, Inc. (a)	86	10,690
Avnet, Inc.	134	6,065
Belden Inc.	64	5,548
Blackbaud, Inc. (a)	66	4,596
Calix, Inc. (a)	83	4,460
Ciena Corporation (a)	217	11,383
Cirrus Logic, Inc. (a)	82	8,954
Cognex Corporation	251	12,459
Coherent Corp. (a)	202	7,687
CommVault Systems, Inc. (a)	66	3,742
Dynatrace, Inc. (a)	315	13,332
Emersub CX, Inc. (a)	43	9,859
Envestnet, Inc. (a)	79	4,658
ExlService Holdings, Inc. (a)	49	7,904
IPG Photonics Corporation (a)	47	5,771
Jabil Inc.	195	17,230
Kyndryl Holdings, Inc. (a)	301	4,445
Lattice Semiconductor Corporation (a)	201	19,153
Littelfuse, Inc.	36	9,623
Lumentum Holdings Inc. (a)	102	5,534
MACOM Technology Solutions Holdings, Inc. (a)	74	5,261
Manhattan Associates, Inc. (a)	91	14,107
MKS Instruments, Inc.	83	7,373
National Instruments Corporation	191	10,009
NCR Corporation (a)	202	4,757
Novanta Inc. (a)	52	8,216
Paylocity Holding Corporation (a)	60	11,974
Power Integrations, Inc.	83	7,010
Qualys, Inc. (a)	50	6,552
Silicon Laboratories Inc. (a)	47	8,183
Sitime Corporation (a)	24	3,353
Super Micro Computer, Inc. (a)	68	7,238
Synaptics Incorporated (a)	58	6,396
TD SYNNEX Corporation	61	5,871
Teradata Corporation (a)	149	5,999
Universal Display Corporation	64	9,907
Vishay Intertechnology, Inc.	193	4,361
Vontier Corporation	228	6,242
Wolfspeed, Inc. (a) (b)	184	11,947
Xerox Holdings Corporation	166	2,558
		333,115
Health Care 9.4%
Acadia Healthcare Company, Inc. (a)	132	9,540
Amedisys, Inc. (a)	47	3,492
Arrowhead Pharmaceuticals Inc (a)	157	3,999
Azenta, Inc. (a)	101	4,527
Bruker Corporation	147	11,624
Chemed Corporation	22	11,749
Coronado Topco, Inc. (a)	78	6,983
Encompass Health Corporation	147	7,950
Enovis Corporation (a)	71	3,787
Envista Holdings Corporation (a)	239	9,763
Exelixis, Inc. (a)	467	9,057
Globus Medical, Inc. - Class A (a)	115	6,522
Haemonetics Corporation (a)	75	6,220
Halozyme Therapeutics, Inc. (a)	199	7,611
HealthEquity, Inc. (a)	123	7,250
ICU Medical, Inc. (a)	29	4,825
Inari Medical, Inc. (a)	71	4,369
Integra LifeSciences Holdings Corporation (a)	104	5,997
Jazz Pharmaceuticals Public Limited Company (a)	91	13,379
Lantheus Holdings, Inc. (a)	100	8,261
LivaNova PLC (a)	76	3,315
Masimo Corporation (a)	71	13,053
Medpace Holdings, Inc. (a)	37	7,019
Neogen Corporation (a)	317	5,866
Neurocrine Biosciences, Inc. (a)	141	14,266
Omnicell, Inc. (a)	64	3,759
Option Care Health, Inc. (a)	247	7,846
Patterson Companies, Inc.	123	3,284
Penumbra, Inc. (a)	56	15,475
Perrigo Company Public Limited Company	197	7,066
Progyny, Inc. (a)	107	3,428
R1 RCM Holdco Inc. (a) (b)	201	3,008
Repligen Corporation (a)	76	12,719
Shockwave Medical, Inc. (a)	53	11,437
Sotera Health LLC (a)	144	2,579
STAAR Surgical Company (a)	72	4,575
Syneos Health, Inc. - Class A (a)	150	5,335
Tenet Healthcare Corporation (a)	158	9,388
United Therapeutics Corporation (a)	67	14,927
		295,250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Real Estate 7.6%
Agree Realty Corporation	128	8,801
Apartment Income REIT Corp.	219	7,856
Brixmor Property Group Inc.	440	9,478
Corporate Office Properties Trust	164	3,897
Cousins Properties Incorporated	221	4,728
Cubesmart, L.P.	328	15,157
Douglas Emmett, Inc.	255	3,150
EastGroup Properties, Inc.	63	10,471
EPR Properties	111	4,240
First Industrial Realty Trust, Inc.	194	10,343
Healthcare Realty Trust Incorporated - Class A	558	10,789
Highwoods Properties, Inc.	157	3,644
Independence Realty Trust, Inc.	330	5,286
Jones Lang LaSalle Incorporated (a)	69	10,098
Kilroy Realty Corporation	154	5,000
Kite Realty Naperville, LLC	319	6,673
Lamar Advertising Company - Class A	128	12,783
Life Storage Inc.	124	16,307
Medical Properties Trust, Inc. (b)	878	7,217
National Retail Properties, Inc.	262	11,588
National Storage Affiliates Trust	125	5,220
Omega Healthcare Investors, Inc.	343	9,405
Park Hotels & Resorts Inc.	325	4,019
Physicians Realty Trust	332	4,954
PotlatchDeltic Corporation	118	5,849
Rayonier Inc.	215	7,158
Rexford Industrial Realty, Inc.	275	16,432
Sabra Health Care REIT, Inc.	332	3,817
Spirit Realty Capital, Inc.	204	8,141
The Macerich Company	319	3,383
Vornado Realty Trust	230	3,542
		239,426
Materials 6.9%
Alcoa Corporation	260	11,073
AptarGroup, Inc.	96	11,378
Ashland Inc.	74	7,564
Avient Corporation	124	5,107
Axalta Coating Systems Ltd. (a)	312	9,460
Cabot Corporation	83	6,341
Cleveland-Cliffs Inc. (a)	754	13,814
Commercial Metals Company	173	8,450
Eagle Materials Inc.	53	7,753
Greif, Inc. - Class A	38	2,403
Ingevity Corporation (a)	51	3,669
Louisiana-Pacific Corporation	105	5,688
MP Materials Corp. - Class A (a)	136	3,828
NewMarket Corporation	10	3,645
Olin Corporation	180	10,000
Reliance Steel & Aluminum Co.	86	21,995
Royal Gold, Inc.	96	12,411
RPM International Inc.	189	16,463
Sensient Technologies Corporation	62	4,754
Silgan Holdings Inc.	121	6,482
Sonoco Products Company	143	8,712
The Chemours Company	217	6,506
The Scotts Miracle-Gro Company	61	4,243
United States Steel Corporation	332	8,653
Valvoline, Inc.	251	8,768
Westlake Corporation	51	5,938
Worthington Industries, Inc.	45	2,901
		217,999
Consumer Staples 4.3%
Bellring Intermediate Holdings, Inc. (a)	199	6,774
BJ's Wholesale Club Holdings, Inc. (a)	199	15,105
Casey's General Stores, Inc.	55	11,801
Celsius Holdings, Inc. (a)	59	5,523
Coca-Cola Consolidated, Inc.	7	3,560
Coty Inc. - Class A (a)	533	6,425
Darling Ingredients Inc. (a)	236	13,765
Energizer Holdings, Inc.	98	3,399
Flowers Foods, Inc.	281	7,704
Grocery Outlet Holding Corp. (a)	130	3,684
Ingredion Incorporated	96	9,724
Lancaster Colony Corporation	29	5,799
Performance Food Group Company (a)	228	13,778
Pilgrim's Pride Corporation (a)	67	1,561
Post Holdings, Inc. (a)	78	6,996
Sprouts Farmers Market, Inc. (a)	154	5,412
The Boston Beer Company, Inc. - Class A (a)	14	4,617
US Foods Holding Corp. (a)	294	10,852
		136,479
Energy 3.8%
Antero Midstream Corporation	493	5,175
Antero Resources Corporation (a)	401	9,269
ChampionX Corporation	292	7,927
Chord Energy Corporation	60	8,025
CNX Resources Corporation (a)	251	4,026
DT Midstream, Inc.	142	6,990
Equitrans Midstream Corporation	641	3,703
HF Sinclair Corporation	196	9,475
Matador Resources Company	165	7,854
Murphy Oil Corporation	216	7,993
Nov Inc.	576	10,662
PBF Energy Inc. - Class A	166	7,176
PDC Energy, Inc.	136	8,756
Range Resources Corporation	351	9,287
Southwestern Energy Company (a)	1,633	8,163
Valaris Limited (a)	87	5,630
		120,111
Utilities 3.8%
ALLETE, Inc.	84	5,390
Black Hills Corporation	96	6,057
Essential Utilities, Inc.	348	15,210
Hawaiian Electric Industries, Inc.	160	6,141
IDACORP, Inc.	74	8,050
National Fuel Gas Company	135	7,798
New Jersey Resources Corporation	143	7,590
NorthWestern Corporation	86	4,990
OGE Energy Corp.	290	10,930
One Gas, Inc.	79	6,236
Ormat Technologies, Inc.	75	6,348
PNM Resources, Inc.	123	5,982
Portland General Electric Company	131	6,400
Southwest Gas Holdings, Inc.	94	5,899
Spire Inc.	78	5,457
UGI Corporation	307	10,684
		119,162
Communication Services 2.0%
Cable One, Inc.	7	5,028
Frontier Communications Parent, Inc. (a)	324	7,375
Iridium Communications Inc.	183	11,351
John Wiley & Sons, Inc. - Class A	62	2,420
Nexstar Media Group, Inc. - Class A	56	9,622
TEGNA Inc.	321	5,433
The New York Times Company - Class A	241	9,372
TripAdvisor, Inc. (a)	147	2,923
World Wrestling Entertainment, Inc. - Class A	64	5,850
Ziff Davis, Inc. (a)	69	5,402
		64,776
Total Common Stocks (cost $3,427,386)		3,136,794
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	17,638	17,638
Investment Companies 0.5%
JNL Government Money Market Fund, 4.48% (c) (d)	14,865	14,865
Total Short Term Investments (cost $32,503)		32,503
Total Investments 100.4% (cost $3,459,889)		3,169,297
Other Derivative Instruments 0.0%		366
Other Assets and Liabilities, Net (0.4)%		(12,489)
Total Net Assets 100.0%		3,157,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	82	June 2023	20,155	366	588

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,136,794	—	—	3,136,794
Short Term Investments	32,503	—	—	32,503
	3,169,297	—	—	3,169,297
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	588	—	—	588
	588	—	—	588

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 98.9%
Industrials 17.2%
AAON, Inc.	108	10,429
AAR Corp. (a)	84	4,601
ABM Industries Incorporated	170	7,629
Aerojet Rocketdyne Holdings, Inc. (a)	194	10,881
AeroVironment, Inc. (a)	65	5,921
Alamo Group Inc.	26	4,866
Albany International Corp. - Class A	80	7,127
Allegiant Travel Company (a)	40	3,705
American Woodmark Corporation (a)	43	2,232
Apogee Enterprises, Inc.	57	2,471
Applied Industrial Technologies, Inc.	99	14,065
Arcbest Corporation	62	5,752
Arcosa, Inc.	124	7,837
Astec Industries, Inc.	58	2,412
AZZ Inc.	64	2,628
Barnes Group Inc.	130	5,228
Boise Cascade Company	101	6,403
Brady Corporation - Class A	118	6,367
CIRCOR International, Inc. (a)	53	1,637
Comfort Systems USA, Inc.	92	13,395
CoreCivic, Inc. (a)	295	2,718
CSG Systems International, Inc.	77	4,137
Deluxe Corporation	112	1,786
DXP Enterprises, Inc. (a)	40	1,077
Dycom Industries, Inc. (a)	75	7,060
Encore Wire Corporation	47	8,726
Enerpac Tool Group Corp. - Class A	146	3,721
EnPro Industries, Inc.	53	5,544
ESCO Technologies Inc.	66	6,320
Federal Signal Corporation	156	8,434
Forrester Research, Inc. (a)	29	948
Forward Air Corporation	68	7,355
Franklin Electric Co., Inc.	100	9,402
Gibraltar Industries, Inc. (a)	80	3,862
GMS Inc. (a)	107	6,195
Granite Construction Incorporated	112	4,605
Griffon Corporation	122	3,897
Harsco Corporation (a)	205	1,402
Hawaiian Holdings, Inc. (a) (b)	130	1,194
Healthcare Services Group, Inc.	190	2,641
Heartland Express, Inc.	118	1,876
Heidrick & Struggles International, Inc.	51	1,541
Hillenbrand, Inc.	178	8,473
HNI Corporation	107	2,967
Hub Group, Inc. - Class A (a)	84	7,038
Insteel Industries, Inc.	49	1,374
Interface, Inc. - Class A	152	1,233
John Bean Technologies Corporation	82	8,946
Kaman Corporation	71	1,633
KAR Auction Services, Inc. (a)	280	3,824
Kelly Services, Inc. - Class A	89	1,469
Kennametal Inc.	204	5,630
Korn Ferry	136	7,011
Lindsay Corporation	28	4,267
Liquidity Services, Inc. (a)	62	819
Marten Transport, Ltd.	148	3,092
Masterbrand, Inc. (a)	330	2,650
Matson Intermodal - Paragon, Inc.	97	5,786
Matthews International Corporation - Class A	78	2,823
Millerknoll, Inc.	194	3,973
Moog Inc. - Class A	74	7,451
Mueller Industries, Inc.	146	10,718
MYR Group Inc. (a)	43	5,374
National Presto Industries, Inc.	13	936
Now, Inc. (a)	283	3,160
NV5 Global, Inc. (a)	32	3,321
PGT Innovations, Inc. (a)	154	3,867
Pitney Bowes Inc.	421	1,638
Powell Industries, Inc.	23	995
Proto Labs, Inc. (a)	70	2,310
Quanex Building Products Corporation	84	1,801
Resideo Technologies, Inc. (a)	375	6,850
Resources Connection, Inc.	81	1,384
RXO Inc. (a)	299	5,868
SkyWest, Inc. (a)	129	2,859
SPX Technologies, Inc. (a)	116	8,192
Standex International Corporation	31	3,754
Sun Country Airlines Holdings, Inc. (a)	84	1,719
Tennant Company	48	3,273
The GEO Group, Inc. (a)	318	2,511
The Greenbrier Companies, Inc.	84	2,713
Titan International, Inc. (a)	130	1,359
Trinity Industries, Inc.	209	5,093
Triumph Group, Inc. (a)	167	1,937
TrueBlue, Inc. (a)	82	1,467
TTEC Holdings, Inc.	49	1,810
Unifirst Corporation	39	6,829
Veritiv Corporation	35	4,675
Viad Corp (a)	54	1,118
Vm Consolidated, Inc. - Class A (a)	358	6,050
Wabash National Corporation	122	3,005
		407,072
Financials 16.3%
Ambac Financial Group, Inc. (a)	115	1,783
American Equity Investment Life Holding Company	178	6,495
Ameris Bancorp	168	6,135
Amerisafe, Inc.	49	2,409
Apollo Commercial Real Estate Finance, Inc.	335	3,121
ARMOUR Residential REIT, Inc. (b)	404	2,123
Assured Guaranty Ltd.	154	7,729
Atlantic Union Bank	190	6,651
Avantax, Inc. (a)	101	2,668
Axos Financial, Inc. (a)	137	5,059
B. Riley & Co., LLC (b)	40	1,144
Banc of California, Inc.	141	1,770
BancFirst Corporation	45	3,729
BankUnited, Inc.	194	4,390
Banner Corporation	88	4,792
Berkshire Hills Bancorp, Inc.	114	2,858
Bread Financial Payments, Inc.	128	3,885
Brightsphere Investment Group Inc.	83	1,967
Brookline Bancorp, Inc.	226	2,369
Capitol Federal Financial	326	2,197
Central Pacific Financial Corp.	70	1,246
City Holding Company	38	3,457
Community Bank System, Inc.	138	7,261
Customers Bancorp, Inc. (a)	78	1,438
CVB Financial Corp.	338	5,632
Dime Community Bancshares, Inc.	85	1,941
Donnelley Financial Solutions, Inc. (a)	64	2,617
Eagle Bancorp, Inc.	81	2,702
Ellington Financial Inc. (b)	156	1,907
Employers Holdings, Inc.	70	2,898
Encore Capital Group, Inc. (a) (b)	60	3,027
Enova International, Inc. (a)	80	3,562
EVERTEC, Inc.	167	5,637
EZCORP, Inc. - Class A (a)	133	1,145
FB Financial Corporation	91	2,835
First Bancorp	103	3,643
First Bancorp.	469	5,357
First Commonwealth Financial Corporation	259	3,214
First Financial Bancorp.	245	5,335
First Hawaiian, Inc.	328	6,758
Franklin BSP Realty Trust, Inc. (b)	214	2,549
Genworth Financial, Inc. - Class A (a)	1,272	6,385
Green Dot Corporation - Class A (a)	119	2,046
Hanmi Financial Corporation	77	1,425
HCI Group, Inc. (b)	17	938
Heritage Financial Corporation	89	1,902
Hilltop Holdings Inc.	118	3,498
HomeStreet, Inc.	46	827
Hope Bancorp, Inc.	308	3,023
Horace Mann Educators Corporation	105	3,500
Independent Bank Corp.	117	7,692
Independent Bank Group, Inc.	91	4,229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Invesco Mortgage Capital Inc. (b)	90	995
James River Group, Inc.	97	1,998
KKR Real Estate Finance Trust Inc.	153	1,737
Lakeland Financial Corporation	65	4,094
LendingTree, Inc. (a)	27	713
Mercury General Corporation	68	2,166
Mr. Cooper Group Inc. (a)	178	7,293
National Bank Holdings Corporation - Class A	96	3,229
NBT Bancorp Inc.	110	3,709
New York Mortgage Trust, Inc.	237	2,356
NMI Holdings, Inc. - Class A (a)	215	4,792
Northfield Bancorp Inc.	105	1,233
Northwest Bancshares, Inc.	327	3,930
OFG Bancorp	122	3,054
Pacific Premier Bancorp, Inc.	244	5,871
Palomar Holdings, Inc. (a)	65	3,579
Park National Corporation	37	4,418
Pathward Financial, Inc.	71	2,941
Payoneer Global Inc. (a)	512	3,217
PennyMac Mortgage Investment Trust (b)	228	2,813
Piper Sandler Companies	35	4,882
PRA Group, Inc. (a)	100	3,898
Preferred Bank	34	1,858
ProAssurance Corporation	139	2,566
PROG Holdings, Inc. (a)	129	3,061
Provident Financial Services, Inc.	193	3,709
Radian Group Inc.	400	8,833
Ready Capital Corporation (b)	254	2,585
Redwood Trust, Inc.	294	1,984
Renasant Corporation	145	4,421
S & T Bancorp, Inc.	100	3,158
Safety Insurance Group, Inc.	38	2,818
Seacoast Banking Corporation of Florida	214	5,078
ServisFirst Bancshares, Inc.	126	6,863
Simmons First National Corporation - Class A	328	5,736
SiriusPoint Ltd (a)	215	1,750
Southside Bancshares, Inc.	78	2,573
Star Holdings (a)	2	30
Stellar Bancorp, Inc.	115	2,831
Stewart Information Services Corporation	69	2,802
StoneX Group Inc. (a)	45	4,666
The Bancorp, Inc. (a)	143	3,981
Tompkins Financial Corporation	33	2,164
Triumph Financial, Inc. (a)	58	3,373
Trupanion, Inc. (a) (b)	90	3,872
Trustco Bank Corp N Y	49	1,571
Trustmark Corporation	157	3,869
Two Harbors Investment Corp.	249	3,662
United Community Banks, Inc.	292	8,221
United Fire Group, Inc.	56	1,495
Universal Insurance Holdings, Inc.	71	1,291
Veritex Holdings, Inc.	139	2,542
Virtus Investment Partners, Inc.	17	3,327
Walker & Dunlop, Inc.	79	6,019
Washington Federal, Inc.	166	4,990
Westamerica Bancorporation	69	3,044
WisdomTree, Inc.	281	1,645
World Acceptance Corporation (a)	9	730
WSFS Financial Corporation	158	5,959
		384,895
Consumer Discretionary 13.9%
Abercrombie & Fitch Co. - Class A (a)	126	3,487
Academy Sports & Outdoors, Inc.	200	13,080
Adtalem Global Education Inc. (a)	117	4,506
American Axle & Manufacturing Holdings, Inc. (a)	295	2,303
American Eagle Outfitters, Inc.	447	6,011
America's Car Mart, Inc. (a)	15	1,201
Asbury Automotive Group, Inc. (a)	57	11,927
Big Lots, Inc. (b)	76	838
BJ's Restaurants, Inc. (a)	60	1,754
Bloomin' Brands, Inc.	225	5,780
Boot Barn Holdings, Inc. (a)	76	5,859
Brinker International, Inc. (a)	113	4,297
Caleres, Inc.	92	1,980
Cavco Industries, Inc. (a)	21	6,604
Century Communities, Inc.	73	4,652
Chico's FAS, Inc. (a)	321	1,763
Chuy's Holdings, Inc. (a)	46	1,666
Cracker Barrel Old Country Store, Inc. (b)	56	6,400
Dave & Buster's Entertainment, Inc. (a)	108	3,961
Designer Brands Inc. - Class A	126	1,098
Dine Brands Global, Inc.	40	2,714
Dorman Products, Inc. (a)	73	6,263
El Pollo Loco Holdings, Inc.	54	513
Ethan Allen Interiors Inc.	58	1,603
Frontdoor, Inc. (a)	209	5,838
Genesco Inc. (a)	31	1,143
Gentherm Incorporated (a)	85	5,150
G-III Apparel Group, Ltd. (a)	108	1,682
Golden Entertainment, Inc. (a)	56	2,444
Green Brick Partners, Inc. (a)	69	2,430
Group 1 Automotive, Inc.	37	8,478
Guess ?, Inc. (b)	78	1,519
Hanesbrands Inc. (b)	888	4,672
Haverty Furniture Companies, Inc.	35	1,107
Hibbett Inc.	32	1,912
Installed Building Products, Inc.	60	6,867
iRobot Corporation (a) (b)	70	3,046
Jack in the Box Inc.	53	4,632
Kontoor Brands, Inc.	127	6,132
La-Z-Boy Incorporated	111	3,216
LCI Industries	65	7,180
Leslie's, Inc. (a)	382	4,204
LGI Homes, Inc. (a)	53	6,000
M.D.C. Holdings, Inc.	149	5,784
M/I Homes, Inc. (a)	70	4,432
MarineMax, Inc. (a)	56	1,622
Meritage Homes Corporation	94	10,966
Mister Car Wash, Inc. (a) (b)	203	1,749
Monarch Casino & Resort, Inc.	34	2,526
Monro, Inc.	81	3,983
Movado Group, Inc.	40	1,162
National Vision Holdings, Inc. (a)	202	3,812
Oxford Industries, Inc.	38	4,015
Patrick Industries, Inc.	55	3,803
Perdoceo Education Corporation (a)	171	2,297
PetMed Express, Inc.	55	892
Ruth's Hospitality Group, Inc.	78	1,275
Sabre Corporation (a)	842	3,614
Sally Beauty Holdings, Inc. (a)	275	4,291
Shake Shack, Inc. - Class A (a)	96	5,314
Shoe Carnival, Inc.	43	1,114
Signet Jewelers Limited	117	9,071
Six Flags Operations Inc. (a)	190	5,080
Sleep Number Corporation (a)	57	1,719
Sonic Automotive, Inc. - Class A	43	2,329
Sonos, Inc. (a)	327	6,412
Standard Motor Products, Inc.	47	1,736
Steven Madden, Ltd.	188	6,755
Strategic Education, Inc.	57	5,133
Stride, Inc. (a)	105	4,123
Sturm, Ruger & Company, Inc.	45	2,589
The Aaron's Company, Inc.	81	786
The Buckle, Inc.	75	2,691
The Cheesecake Factory Incorporated (b)	123	4,295
The Children's Place, Inc. (a)	32	1,269
The ODP Corporation (a)	104	4,657
TRI Pointe Homes Holdings, Inc. (a)	259	6,563
Upbound Group, Inc.	129	3,156
Urban Outfitters, Inc. (a)	154	4,259
Vista Outdoor Inc. (a)	145	4,027
Winnebago Industries, Inc.	78	4,516
Wolverine World Wide, Inc.	202	3,448
XPEL, Inc. (a)	50	3,420
Zumiez Inc. (a)	38	708
		329,305
Information Technology 13.5%
3D Systems Corporation (a)	337	3,614

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
8X8, Inc. (a)	294	1,226
A10 Networks, Inc.	164	2,542
Adeia Inc.	270	2,392
Adtran Holdings, Inc.	182	2,882
Advanced Energy Industries, Inc.	96	9,422
Agilysys, Inc. (a)	51	4,214
Alarm.Com Holdings, Inc. (a)	128	6,452
Alpha and Omega Semiconductor Limited (a)	57	1,523
Arlo Technologies, Inc. (a)	232	1,405
Avid Technology, Inc. (a)	85	2,731
Axcelis Technologies, Inc. (a)	84	11,202
Badger Meter, Inc.	75	9,147
Benchmark Electronics, Inc.	90	2,139
Cerence Inc. (a)	103	2,886
CEVA Inc. (a)	60	1,816
Clearfield, Inc. (a)	32	1,501
Cohu, Inc. (a)	122	4,697
Comtech Telecommunications Corp.	72	902
Consensus Cloud Solutions, Inc. (a)	45	1,539
Corsair Gaming, Inc. (a) (b)	104	1,908
CTS Corporation	82	4,042
Digi International Inc. (a)	92	3,082
Digital Turbine USA, Inc. (a)	232	2,864
Diodes Incorporated (a)	117	10,848
DoubleVerify Holdings, Inc. (a)	224	6,756
Ebix, Inc.	61	807
ePlus inc. (a)	69	3,389
Extreme Networks, Inc. (a)	332	6,341
Fabrinet (a)	94	11,150
FARO Technologies, Inc. (a)	49	1,208
Formfactor, Inc. (a)	198	6,298
Harmonic, Inc. (a)	282	4,119
Ichor Holdings, Ltd. (a)	74	2,436
Insight Enterprises, Inc. (a)	78	11,107
InterDigital, Inc. (b)	69	5,032
Itron, Inc. (a)	116	6,435
Knowles Corporation (a)	234	3,971
Kulicke and Soffa Industries, Inc.	146	7,671
LivePerson, Inc. (a)	180	794
LiveRamp Holdings, Inc. (a)	166	3,646
MaxLinear, Inc. (a)	186	6,552
Methode Electronics, Inc.	93	4,073
N-Able, Inc. (a)	171	2,262
NETGEAR, Inc. (a)	73	1,353
NetScout Systems, Inc. (a)	173	4,952
Onespan, Inc. (a)	91	1,591
Onto Innovation Inc. (a)	127	11,177
Osi Systems, Inc. (a)	40	4,108
PC Connection, Inc.	29	1,316
PDF Solutions, Inc. (a)	76	3,210
Perficient, Inc. (a)	89	6,419
Photronics, Inc. (a)	158	2,622
Plexus Corp. (a)	71	6,929
Progress Software Corporation	111	6,370
Rambus Inc. (a)	276	14,127
Rogers Corporation (a)	48	7,889
Sanmina Corporation (a)	150	9,125
ScanSource, Inc. (a)	64	1,959
Semtech Corporation (a)	164	3,950
SMART Global Holdings, Inc. (a)	128	2,213
SPS Commerce, Inc. (a)	93	14,098
TTM Technologies, Inc. (a)	262	3,537
Ultra Clean Holdings, Inc. (a)	117	3,873
Veeco Instruments Inc. (a)	132	2,784
ViaSat, Inc. (a)	194	6,567
Viavi Solutions Inc. (a)	577	6,249
Xperi Inc. (a)	106	1,162
		318,603
Health Care 10.8%
AdaptHealth LLC - Class A (a)	197	2,449
Addus HomeCare Corporation (a)	41	4,415
Agiliti, Inc. (a) (b)	84	1,336
AMN Healthcare Services, Inc. (a)	111	9,219
Amphastar Pharmaceuticals, Inc. (a)	97	3,622
AngioDynamics, Inc. (a)	99	1,028
ANI Pharmaceuticals, Inc. (a)	31	1,227
Anika Therapeutics, Inc. (a)	39	1,107
Apollo Medical Holdings, Inc. (a)	101	3,689
Arcus Biosciences, Inc. (a)	134	2,439
Artivion, Inc. (a)	102	1,331
Avanos Medical, Inc. (a)	120	3,560
BioLife Solutions, Inc. (a)	87	1,901
Cara Therapeutics, Inc. (a)	121	593
Cardiovascular Systems, Inc. (a)	107	2,122
Catalyst Pharmaceuticals, Inc. (a)	245	4,069
Certara, Inc. (a)	271	6,537
Coherus Biosciences, Inc. (a)	161	1,101
Collegium Pharmaceutical, Inc. (a)	86	2,064
Community Health Systems, Inc. (a)	315	1,546
Computer Programs and Systems, Inc. (a)	37	1,131
CONMED Corporation	78	8,140
Corcept Therapeutics Incorporated (a) (b)	246	5,323
CorVel Corporation (a)	23	4,438
Cross Country Healthcare, Inc. (a)	91	2,024
Cutera, Inc. (a) (b)	45	1,066
Cytokinetics, Incorporated (a)	243	8,544
Dynavax Technologies Corporation (a)	304	2,982
Eagle Pharmaceuticals, Inc. (a)	26	727
Embecta Corp.	147	4,131
Emergent BioSolutions Inc. (a)	112	1,165
Enanta Pharmaceuticals, Inc. (a)	50	2,037
Enhabit Inc. (a)	127	1,768
Fulgent Genetics, Inc. (a) (b)	52	1,615
Glaukos Corporation (a)	122	6,135
Harmony Biosciences Holdings Inc. (a)	76	2,480
Healthstream, Inc.	62	1,676
Heska Corporation (a) (b)	26	2,559
Innoviva, Inc. (a)	161	1,809
Inogen, Inc. (a)	60	748
Integer Holdings Corporation (a)	85	6,588
Ironwood Pharmaceuticals, Inc. - Class A (a)	341	3,586
Iteos Therapeutics, Inc. (a)	65	883
LeMaitre Vascular, Inc.	50	2,553
Ligand Pharmaceuticals Incorporated (a)	41	3,034
Merit Medical Systems, Inc. (a)	146	10,803
Mesa Laboratories, Inc.	13	2,261
ModivCare Inc. (a)	33	2,756
Myriad Genetics, Inc. (a)	208	4,836
Nektar Therapeutics (a)	504	354
Neogenomics, Inc. (a)	324	5,649
NextGen Healthcare, Inc. (a)	137	2,388
NuVasive, Inc. (a)	134	5,521
OmniAb, Inc. (a) (c)	16	—
OmniAb, Inc. (a) (c)	16	—
Orasure Technologies, Inc. (a)	183	1,106
Orthofix Medical Inc. (a)	89	1,497
Owens & Minor, Inc. (a)	196	2,850
Pacira Pharmaceuticals, Inc. (a)	118	4,810
Pediatrix Medical Group, Inc. (a)	211	3,140
Phibro Animal Health Corporation - Class A	55	835
Pphm, Inc. (a)	160	3,004
Prestige Consumer Healthcare Inc. (a)	127	7,966
RadNet, Inc. (a)	126	3,144
Regenxbio Inc. (a)	97	1,830
Select Medical Holdings Corporation	268	6,920
Simulations Plus, Inc.	40	1,778
Supernus Pharmaceuticals, Inc. (a)	138	5,017
Tandem Diabetes Care, Inc. (a)	164	6,656
The Ensign Group, Inc.	143	13,656
U. S. Physical Therapy, Inc.	33	3,267
uniQure N.V. (a)	106	2,128
Vanda Pharmaceuticals Inc. (a)	141	957
Varex Imaging Corporation (a)	103	1,877
Veradigm Inc. (a)	280	3,656
Vericel Corporation (a)	121	3,558
VIR Biotechnology, Inc. (a)	195	4,529
Xencor, Inc. (a)	154	4,286
Zynex, Inc. (a)	58	700
		256,232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Real Estate 7.1%
Acadia Realty Trust	246	3,435
Alexander & Baldwin, Inc.	187	3,542
American Assets Trust, Inc.	135	2,508
Armada Hoffler Properties, Inc.	176	2,084
Brandywine Realty Trust	444	2,099
Caretrust REIT, Inc.	253	4,950
Centerspace	38	2,101
Chatham Lodging Trust	122	1,281
Community Healthcare Trust Incorporated	60	2,200
Cushman & Wakefield PLC (a)	419	4,412
DiamondRock Alpharetta Tenant, LLC	538	4,374
Douglas Elliman Inc.	174	541
Dwight A. Walker Real Estate, Inc. - Class A	46	868
Easterly Government Properties, Inc.	233	3,203
ELME Communities	226	4,028
Essential Properties Realty Trust, Inc.	366	9,102
Four Corners Property Trust, Inc.	216	5,806
Getty Realty Corp.	109	3,917
Global Net Lease, Inc.	267	3,436
Hudson Pacific Properties, Inc.	331	2,200
Innovative Industrial Properties, Inc.	72	5,457
iStar Inc (a)	99	2,896
JBG Smith Properties	249	3,757
Kennedy-Wilson Holdings, Inc.	297	4,920
LTC Properties, Inc.	104	3,648
LXP Industrial Trust	708	7,304
Marcus & Millichap Company	64	2,047
NexPoint Residential Trust, Inc.	59	2,566
Office Properties Income Trust	125	1,542
Orion Office REIT Inc.	143	959
OUTFRONT Media Inc.	375	6,094
Pebblebrook Hotel Trust (b)	332	4,666
Realogy Holdings Corp. (a)	276	1,459
Retail Opportunity Investments Corp.	320	4,471
RPT Realty	221	2,098
Saul Centers, Inc.	33	1,299
Service Properties Trust	425	4,236
SITE Centers Corp.	473	5,808
SL Green Realty Corp. (b)	163	3,827
Summit Hotel TRS 005, LLC	272	1,904
Sunstone Hotel Investors, Inc.	541	5,341
Tanger Factory Outlet Centers, Inc.	268	5,257
The St. Joe Company	87	3,621
Uniti Group Inc.	611	2,169
Universal Health Realty Income Trust	33	1,566
Urban Edge Properties	301	4,540
Urstadt Biddle Properties Inc. - Class A	74	1,300
Veris Residential, Inc. (a)	204	2,982
Whitestone REIT	120	1,106
Xenia Hotels & Resorts, Inc.	293	3,836
		168,763
Materials 5.8%
AdvanSix Inc.	71	2,716
American Vanguard Corporation	72	1,585
Arconic Corporation (a)	260	6,833
ATI Inc. (a)	332	13,100
Balchem Corporation	83	10,442
Carpenter Technology Corporation	125	5,574
Century Aluminum Company (a)	129	1,292
Clearwater Paper Corporation (a)	43	1,429
Compass Minerals International, Inc.	87	2,997
FutureFuel Corp.	66	490
H.B. Fuller Company	138	9,422
Hawkins, Inc.	48	2,105
Haynes International, Inc.	33	1,638
Innospec Inc.	64	6,537
Kaiser Aluminum Corporation	41	3,058
Koppers Holdings Inc.	54	1,891
Livent Corporation (a)	460	9,996
Materion Corporation	53	6,112
MATIV Holdings, Inc.	141	3,030
Mercer International Inc.	100	982
Minerals Technologies Inc.	83	5,038
Myers Industries, Inc.	93	2,001
O-I Glass, Inc. (a)	396	8,994
Olympic Steel, Inc.	25	1,292
Quaker Chemical Corporation	35	6,928
Rayonier Advanced Materials Inc. (a)	167	1,048
Stepan Company	54	5,581
SunCoke Energy, Inc.	215	1,934
Sylvamo Corporation	82	3,795
TimkenSteel Corporation (a)	102	1,863
Tredegar Corporation	66	605
Trinseo Public Limited Company	90	1,877
Warrior Met Coal, Inc.	133	4,870
		137,055
Consumer Staples 5.3%
B&G Foods, Inc. (b)	184	2,861
Calavo Growers, Inc.	46	1,333
Cal-Maine Foods, Inc.	97	5,917
Central Garden & Pet Company (a)	25	1,024
Central Garden & Pet Company - Class A (a)	106	4,127
Del Monte Fresh Produce Company	78	2,339
e.l.f. Beauty, Inc. (a)	130	10,691
Edgewell Personal Care Colombia S A S	132	5,594
Hostess Brands, Inc. - Class A (a)	343	8,540
Inter Parfums, Inc.	46	6,516
J & J Snack Foods Corp.	39	5,708
John B. Sanfilippo & Son, Inc.	23	2,221
Medifast, Inc.	28	2,906
MGPI Processing, Inc.	40	3,821
National Beverage Corp. (a)	60	3,160
Nu Skin Enterprises, Inc. - Class A	127	4,981
PriceSmart, Inc.	65	4,617
Seneca Foods Corporation - Class A (a)	14	730
Spartannash Company	90	2,234
The Andersons, Inc.	80	3,302
The Chefs' Warehouse, Inc. (a)	87	2,972
The Hain Celestial Group, Inc. (a)	230	3,937
The Simply Good Foods Company (a)	217	8,622
Tootsie Roll Industries, Inc.	46	2,083
Treehouse Foods, Inc. (a)	130	6,534
United Natural Foods, Inc. (a)	154	4,068
Universal Corporation	63	3,329
USANA Health Sciences, Inc. (a)	29	1,799
Vector Group Ltd.	337	4,050
WD-40 Company	35	6,202
		126,218
Energy 4.5%
Archrock, Inc.	345	3,368
Bristow Holdings U.S. Inc. (a)	60	1,344
Callon Petroleum Company (a)	132	4,399
Civitas Resources, Inc.	133	9,119
Comstock Resources, Inc. (b)	235	2,537
CONSOL Energy Inc.	84	4,884
Core Laboratories N.V.	119	2,621
CVR Energy, Inc.	75	2,453
DMC Global Inc. (a)	47	1,031
Dorian LPG Ltd.	82	1,630
Dril-Quip, Inc. (a)	88	2,513
Green Plains Inc. (a)	152	4,719
Helix Energy Solutions Group, Inc. (a)	367	2,843
Helmerich & Payne, Inc.	269	9,608
Nabors Industries Ltd. (a)	23	2,807
NexTier Oilfield Solutions Inc. (a)	403	3,204
Northern Oil and Gas Incorporated	189	5,730
Oceaneering International, Inc. (a)	258	4,546
Oil States International, Inc. (a)	165	1,374
Par Pacific Holdings, Inc. (a)	142	4,159
Patterson-UTI Energy, Inc.	557	6,522
Propetro Holding Corp. (a)	244	1,752
Ranger Oil Corporation - Class A	49	2,009
REX American Resources Corporation (a)	39	1,104
RPC, Inc.	215	1,654
SM Energy Company	316	8,889
Talos Energy Inc. (a)	167	2,486
U.S. Silica Holdings, Inc. (a)	195	2,325

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Vital Energy, Inc. (a)	43	1,948
World Fuel Services Corporation	159	4,060
		107,638
Utilities 2.3%
American States Water Company	95	8,428
Avista Corporation	189	8,035
California Water Service Group	141	8,196
Chesapeake Utilities Corporation	46	5,839
Middlesex Water Company	45	3,535
Northwest Natural Holding Company	90	4,280
Otter Tail Corporation (b)	107	7,725
SJW Group	68	5,198
Unitil Corporation	41	2,359
		53,595
Communication Services 2.2%
AMC Networks, Inc. - Class A (a)	71	1,246
ATN International, Inc.	28	1,135
Cars.com Inc. (a)	159	3,069
Cinemark Holdings, Inc. (a)	275	4,069
Cogent Communications Holdings, Inc.	109	6,974
Consolidated Communications Holdings, Inc. (a)	196	505
Gannett Co., Inc. (a) (b)	394	737
Intelsat Inflight LLC (a)	166	2,411
Lumen Technologies Inc.	2,362	6,260
QuinStreet, Inc. (a)	128	2,037
Scholastic Corporation	76	2,597
Shenandoah Telecommunications Company	130	2,469
Shutterstock, Inc.	62	4,467
TechTarget, Inc. (a)	68	2,472
Telephone and Data Systems, Inc.	256	2,692
The E.W. Scripps Company - Class A (a)	149	1,399
The Marcus Corporation (b)	62	992
Thryv Holdings, Inc. (a)	80	1,842
Yelp Inc. (a)	179	5,486
		52,859
Total Common Stocks (cost $2,683,123)		2,342,235
INVESTMENT COMPANIES 0.7%
iShares Core S&P Small Cap ETF	186	18,020
Total Investment Companies (cost $17,704)		18,020
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	9,392	9,392
Investment Companies 0.4%
JNL Government Money Market Fund, 4.48% (d) (e)	9,097	9,097
Total Short Term Investments (cost $18,489)		18,489
Total Investments 100.4% (cost $2,719,316)		2,378,744
Other Derivative Instruments 0.0%		214
Other Assets and Liabilities, Net (0.4)%		(10,337)
Total Net Assets 100.0%		2,368,621

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	128	June 2023	11,433	214	174

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,342,235	—	—	2,342,235
Investment Companies	18,020	—	—	18,020
Short Term Investments	18,489	—	—	18,489
	2,378,744	—	—	2,378,744
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	174	—	—	174
	174	—	—	174

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 46.3%
Financials 13.6%
10X Capital Venture Acquisition Corp. II - Class A (a)	38	392
7 Acquisition Corporation - Class A (a)	57	598
A SPAC II Acquisition Corp (a)	18	185
Accretion Acquisition Corp. (a)	28	291
Adyen B.V. (a) (b)	3	4,251
Aetherium Acquisition Corp. - Class A (a)	3	35
AfterNext HealthTech Acquisition Corp. - Class A (a)	39	399
Ahren Acquisition Corp - Class A (a)	16	166
Alpha Healthcare Acquisition Corp. III - Class A (a)	9	96
Alpha Partners Technology Merger Corp. (a)	—	5
Alpha Partners Technology Merger Corp. - Class A (a)	31	313
ALTC Acquisition Corp. - Class A (a)	9	94
Altenergy Acquisition Corp. (a)	6	62
Altenergy Acquisition Corp. - Class A (a)	26	266
American International Group, Inc.	54	2,711
Anthemis Digital Acquisitions I Corp. - Class A (a)	29	300
AON Public Limited Company - Class A	7	2,241
AP Acquisition Corp - Class A (a)	4	39
Apollo Strategic Growth Capital II (a)	2	23
Ares Acquisition Corp. - Class A (a)	119	1,226
Argo Group International Holdings, Ltd.	20	589
Arogo Capital Acquisition Corporation - Class A (a)	9	95
Arrowroot Acquisition Corp. - Class A (a)	21	217
Artemis Strategic Investment Corp. - Class A (a)	20	211
ARYA Sciences Acquisition Corp IV - Class A (a)	13	137
Arya Sciences Acquisition Corp. - Class A (a)	37	383
Atlantic Coastal Acquisition Corp. II - Class A (a)	23	232
Ault Disruptive Technologies Corporation (a)	11	115
Aura Fat Projects Acquisition Corp. (a)	17	175
Axonprime Infrastructure Acquisition Corporation - Class A (a)	—	—
B. Riley Principal 250 Merger Corp. - Class A (a)	27	277
Bank of Baroda	1,153	2,389
Bank of Hawaii Corporation	43	2,234
Banner Acquisition Corp. - Class A (a)	11	113
Bannix Acquisition Corp. (a)	1	10
Banyan Acquisition Corporation - Class A (a)	27	282
Battery Future Acquisition Corp. - Class A (a)	69	725
Bilander Acquisition Corp. - Class A (a)	21	211
Bioplus Acquisition Corp. - Class A (a)	82	855
Black Mountain Acquisition Corp. - Class A (a)	51	530
Black Spade Acquisition Co - Class A (a)	1	9
Bleuacacia Ltd - Class A (a)	53	546
Block, Inc. - Class A (a) (c)	48	3,317
Blue Ocean Acquisition Corp. - Class A (a)	35	369
Blue Whale Acquisition Corp I - Class A (a)	4	44
Bullpen Parlay Acquisition Company - Class A (a)	25	259
C5 Acquisition Corporation - Class A (a)	30	314
Cactus Acquisition Corp. 1 Ltd - Class A (a)	24	252
Canna-Global Acquisition Corp. - Class A (a)	5	51
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	44	466
Cartesian Growth Corporation II (a)	10	102
Cartesian Growth Corporation II - Class A (a)	19	200
Cartica Acquisition Corp. - Class A (a)	35	370
Cetus Capital Acquisition Corp. - Class A (a)	8	77
CF Acquisition Corp. VII - Class A (a)	—	—
Chain Bridge I - Class A (a)	13	138
Chenghe Acquisition Co - Class A (a)	8	80
Churchill Capital Corp VII - Class A (a)	114	1,153
Churchill Capital Corp. VI - Class A (a)	26	258
CIIG Capital Partners II, Inc. - Class A (a)	51	532
Citigroup Inc.	45	2,122
Clean Earth Acquisitions Corp. - Class A (a)	7	68
Coliseum Acquisition Corp. - Class A (a)	16	164
Compass Digital Acquisition Corporation - Class A (a)	14	140
Concord Acquisition Corp. II - Class A (a)	45	458
Concord Acquisition Corp. III - Class A (a)	50	515
Consilium Acquisition Corp I Ltd - Class A (a)	31	323
Conyers Park III Acquisition Corp. - Class A (a)	41	410
Core Parenterals Limited - Class A (a)	26	261
Crescera Capital Acquisition Corp - Class A (a)	30	315
DA32 Life Science Tech Acquisition Corp. - Class A (a)	7	75
Data Knights Acquisition Corporation - Class A (a)	5	52
DBS Group Holdings Ltd	80	1,985
Distoken Acquisition Corporation (a)	16	166
dMY Technology Group, Inc. VI - Class A (a)	43	444
DP Cap Acquisition Corp I - Class A (a)	41	430
EG Acquisition Corp. - Class A (a)	24	249
Elliott Opportunity II Corp. (a)	3	34
Elliott Opportunity II Corp. - Class A (a)	108	1,108
Embrace Change Acquisition Corp. (a)	9	92
Enphys Acquisition Corp. - Class A (a)	178	1,813
Enterprise 4.0 Technology Acquisition Corp. - Class A (a)	38	399
ESGEN Acquisition Corp - Class A (a)	12	122
EVe Mobility Acquisition Corp - Class A (a)	38	402
EVERTEC, Inc.	170	5,743
ExcelFin Acquisition Corp. - Class A (a)	43	452
Fat Projects Acquisition Corp - Class A (a)	28	297
Fifth Wall Acquisition Corp. III - Class A (a)	24	250
Financing of Infrastructural Projects State Enterprise - Class A (a)	58	598
Finnovate Acquisition Corp. - Class A (a)	20	208
First Horizon Corporation (c) (d)	296	5,261
Focus Financial Partners Inc. - Class A (a) (d)	7	338
Focus Impact Acquisition Corp. - Class A (a)	12	121
Forbion European Acquisition Corp. - Class A (a)	16	168
Forum Merger IV Corporation - Class A (a)	19	195
Freedom Acquisition I Corp. - Class A (a)	20	204
Frontier Investment Corp - Class A (a)	6	59
FTAC Zeus Acquisition Corp. - Class A (a)	70	716
Fusion Acquisition Corp. II - Class A (a)	14	142
G Squared Ascend II, Inc. - Class A (a)	14	147
Games & Esports Experience Acquisition Corp. - Class A (a)	26	273
Global Technology Acquisition Corp. I - Class A (a)	36	381
Goal Acquisitions Corp. (a)	24	242
GoGreen Investments Corp - Class A (a)	44	460
Gores Holdings IX, Inc. - Class A (a)	73	738
Green Visor Financial Technology Acquisition Corp. I - Class A (a)	32	337
Groupe Bruxelles Lambert - Groep Brussel Lambert	24	2,089
GSR II Meteora Acquisition Corp. - Class A (a)	45	468
Hainan Manaslu Acquisition Corp. (a)	30	310
HCM Acquisition Corp - Class A (a)	50	520
Healthcare AI Acquisition Corp. - Class A (a)	35	365
Heliogen, Inc. - Class A (a)	14	144
Hennessy Capital Investment Corp. VI - Class A (a)	22	233
HH&L Acquisition Co. - Class A (a)	34	348
Home Plate Acquisition Corporation - Class A (a)	15	149
Iconic Sports Acquisition Corp. - Class A (a)	24	257
Inception Growth Acquisition Limited (a)	11	107
Industrial Tech Acquisitions II, Inc. - Class A (a)	13	136
Infinite Acquisition Corp. (a)	5	51
Infinite Acquisition Corp. - Class A (a)	35	368
InFinT Acquisition Corporation - Class A (a)	7	74
Insight Acquisition Corp. - Class A (a)	8	78
Integral Acquisition Corporation 1 - Class A (a)	5	54
Integrated Rail And Resources Acquisition Corp. - Class A (a)	1	7
Integrated Wellness Acquisition Corp - Class A (a)	12	131
Investcorp Europe Acquisition Corp I - Class A (a)	53	550
Investcorp India Acquisition Corp. - Class A (a)	37	384
Israel Acquisitions Corp. (a)	15	152
IX Acquisition Corp. - Class A (a)	9	98
Jack Henry & Associates, Inc. (c)	17	2,564
Jaguar Global Growth Corp I - Class A (a)	48	498
Jaws Hurricane Acquisition Corp - Class A (a)	45	456
Jaws Juggernaut Acquisition Corp. (a)	12	120
Jaws Juggernaut Acquisition Corp. - Class A (a)	33	333

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Jefferies Financial Group Inc.	60	1,889
Juniper II Corp. - Class A (a)	38	397
Jupiter Wellness Acquisition Corp. - Class A (a)	8	83
Kensington Capital Acquisition Corp. V - Class A (a)	80	838
Kernel Group Holdings, Inc. - Class A (a)	18	182
Keyarch Acquisition Corporation (a)	6	63
Khosla Ventures Acquisition Co III - Class A (a)	25	255
Khosla Ventures Acquisition Co. - Class A (a)	37	378
Kiatnakin Phatra Bank Public Company Limited - NVDR	268	497
Kimbell Tiger Acquisition Corporation - Class A (a)	12	124
L Catterton Asia Acquisition Corp - Class A (a)	3	35
LAMF Global Ventures Corp. I - Class A (a)	49	507
LatAmGrowth SPAC - Class A (a)	5	52
LAVA Medtech Acquisition Corp. - Class A (a)	19	197
Learn CW Investment Corp - Class A (a)	37	383
Live Oak Crestview Climate Acquisition Corp. (a)	21	209
Logistics Innovation Technologies Corp. - Class A (a)	36	368
LPL Financial Holdings Inc.	15	3,028
M3-Brigade Acquisition II Corp. (a)	12	120
M3-Brigade Acquisition III Corp. - Class A (a)	19	193
Magnum Opus Acquisition Limited - Class A (a)	16	163
MarketWise, Inc. - Class A (a)	7	13
Mars Acquisition Corp. (a)	—	3
Mars Acquisition Corp. (a)	10	97
MELI Kaszek Pioneer Corp - Class A (a)	24	243
Metal Sky Star Acquisition Corp. (a)	5	47
Metals Acquisition Corp. - Class A (a)	48	494
Mizrahi-Tefahot Bank Ltd.	23	713
MoneyGram International, Inc. (a)	111	1,158
Monterey Capital Acquisition Corporation - Class A (a)	13	130
Moody's Corporation	12	3,587
Moringa Acquisition Corp. - Class A (a)	6	66
Motive Capital Corp II - Class A (a)	28	289
Mountain & Co. I Acquisition Corp. - Class A (a)	26	281
Nabors Energy Transition Corp. - Class A (a)	26	276
New Providence Acquisition Corp. II - Class A (a)	5	47
Newcourt Acquisition Corp. - Class A (a)	8	84
Northern Star Investment Corp. IV - Class A (a)	59	588
Oca Acquisition Corp. - Class A (a)	3	35
Orion Biotech Opportunities Corp. - Class A (a)	36	367
Panacea Acquisition Corp. II - Class A (a)	11	116
Papaya Growth Opportunity Corp. I - Class A (a)	28	295
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	25	259
PB Fintech Limited (a)	153	1,197
Pearl Holdings Acquisition Corp - Class A (a)	30	311
Pegasus Digital Mobility Acquisition Corp. - Class A (a)	5	51
Perception Capital Corp II - Class A (a)	32	341
Plum Acquisition Corp. I - Class A (a)	15	150
Pono Capital Two, Inc. - Class A (a)	17	178
Pontem Corp - Class A (a)	92	947
Portage Fintech Acquisition Corporation - Class A (a)	28	282
Post Holdings Partnering Corporation - Series A (a)	34	347
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	52	534
PowerUp Acquisition Corp. (a)	1	7
PowerUp Acquisition Corp. - Class A (a)	29	299
Primerica, Inc.	41	7,021
Project Energy Reimagined Acquisition Corp. - Class A (a)	17	174
PROOF Acquisition Corp I - Class A (a)	24	246
PT Bank Mandiri (Persero) Tbk.	4,226	2,919
PT. Bank Central Asia Tbk	1,475	862
Pt. Bank Negara Indonesia (Persero) Tbk.	1,832	1,148
Pyrophyte Acquisition Corp. - Class A (a)	37	389
Quadro Acquisition One Corp. - Class A (a)	3	31
RCF Acquisition Corp. - Class A (a)	49	516
Redwoods Acquisition Corp (a)	18	186
Rigel Resource Acquisition Corp. - Class A (a)	43	451
ROC Energy Acquisition Corp. (a)	35	368
Ross Acquisition Corp. II - Class A (a)	20	205
Roth CH Acquisition V Co. (a)	3	30
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,212
Screaming Eagle Acquisition Corp. - Class A (a)	108	1,092
Sculptor Acquisition Corp. I - Class A (a)	51	530
SDCL EDGE Acquisition Corp - Class A (a)	10	101
SEI Investments Company (c)	38	2,159
Signature Bank	1	—
SilverBox Corp III - Class A (a)	4	43
SilverSPAC Inc. - Class A (a)	24	241
Sizzle Acquisition Corp. (a)	27	286
SK Growth Opportunities Corporation - Class A (a)	33	345
Skydeck Acquisition Corp. - Class A (a)	42	428
Slam Corp. - Class A (a)	78	809
Social Capital Suvretta Holdings Corp. II - Class A (a)	53	544
Social Capital Suvretta Holdings Corp. IV - Class A (a)	44	449
Sound Point Acquisition Corp I, Ltd - Class A (a)	17	175
Southport Acquisition Corporation - Class A (a)	7	68
Sportsmap Tech Acquisition Corp. (a)	8	81
Spree Acquisition Corp. 1 Limited - Class A (a)	30	309
Spring Valley Acquisition Corp. II (a)	4	38
Spring Valley Acquisition Corp. II - Class A (a)	4	44
Stratim Cloud Acquisition Corp. - Class A (a)	7	69
Swiftmerge Acquisition Corp. - Class A (a)	13	129
Talon 1 Acquisition Corp. - Class A (a)	26	279
Target Global Acquisition I Corp. - Class A (a)	26	272
TCV Acquisition Corp. - Class A (a)	38	386
TenX Keane Acquisition (a)	11	111
Thunder Bridge Capital Partners IV, Inc. - Class A (a)	23	231
Tio Tech A (a)	3	33
Tio Tech A - Class A (a)	58	587
TKB Critical Technologies 1 - Class A (a)	18	185
TLGY Acquisition Corporation - Class A (a)	36	377
TMT Acquisition Corp (a)	11	115
TortoiseEcofin Acquisition Corp. III - Class A (a)	34	351
TPG Pace Beneficial II Corp. - Class A (a)	32	323
Trine II Acquisition Corp. - Class A (a)	36	376
Tristar Acquisition I Corp. - Class A (a)	46	476
Twin Ridge Capital Acquisition Corp. - Class A (a)	23	235
Two - Class A (a)	1	8
United Overseas Bank Limited	67	1,505
UTA Acquisition Corp - Class A (a)	40	415
Valor Latitude Acquisition Corp. - Class A (a)	33	336
Valuence Merger Corp. I - Class A (a)	25	267
Visa Inc. - Class A (c)	54	12,159
Viscogliosi Brothers Acquisition Corp. (a)	6	61
W. R. Berkley Corporation	56	3,515
Waverley Capital Acquisition Corp. 1 - Class A (a)	34	349
Wells Fargo & Company	50	1,876
Worldwide Webb Acquisition Corporation - Class A (a)	29	300
XPAC Acquisition Corp. - Class A (a)	38	390
Yotta Acquisition Corporation (a)	25	254
Zimmer Energy Transition Acquisition Corp. - Class A (a)	17	176
		149,970
Communication Services 7.2%
Activision Blizzard, Inc.	65	5,516
Alphabet Inc. - Class A (a)	112	11,609
Alphabet Inc. - Class C (a) (c)	112	11,593
Bharti Airtel Limited	8	37
Bharti Airtel Limited	64	587
Comcast Corporation - Class A	90	3,404
Eletromidia S.A. (a)	700	2,324
Former Charter Communications Parent, Inc. - Class A (a)	5	1,782
Intelsat Jackson Holdings, Ltd. (a) (e)	3	76
JYP Entertainment Corporation	3	209
Mediaalpha, Inc. - Class A (a)	185	2,765
Meta Platforms, Inc. - Class A (a)	107	22,603
Netflix, Inc. (a)	30	10,039
NEXON Co., Ltd.	26	613
Nintendo Co., Ltd.	20	770

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Shaw Communications Inc. - Class B	56	1,671
TEGNA Inc. (d)	17	294
The Trade Desk, Inc. - Class A (a)	47	2,852
		78,744
Information Technology 5.2%
Accton Technology Corporation	352	3,710
Analog Devices, Inc.	19	3,817
Broadcom Inc.	3	1,849
CDW Corp. (c)	17	3,236
Clearwater Analytics Holdings, Inc. - Class A (a)	243	3,878
Intuit Inc. (c)	6	2,848
Lotes Co., Ltd	10	298
Nanya Technology Corporation	225	495
nCino, Inc. (a)	144	3,556
NXP Semiconductors N.V.	7	1,233
Oracle Corporation (c)	140	13,005
Riverbed Restructure (a) (e)	6	1
Rogers Corporation (a) (d)	2	360
Salesforce, Inc. (a) (c)	35	6,959
Silicon Motion, Inc. - ADR	11	715
SK Hynix Inc.	27	1,855
Sumo Logic, Inc. (a)	6	75
TE Connectivity Ltd. (b)	24	3,107
Tower Semiconductor Ltd. (a)	17	711
VMware, Inc. - Class A (a) (c)	43	5,339
Wiwynn Corporation	13	486
		57,533
Health Care 5.2%
Bangkok Dusit Medical Services Public Company Limited.	1,311	1,134
Bumrungrad Hospital Public Company Limited	158	1,050
Classys	14	228
Doximity, Inc. - Class A (a) (c)	104	3,380
HK Inno.N Corporation	10	270
Horizon Therapeutics Public Limited Company (a) (d)	80	8,783
Icon Public Limited Company (a)	3	633
Life Healthcare Group Holdings	153	166
Novartis AG - ADR (c)	74	6,772
Novo Nordisk A/S - ADR (c)	28	4,427
NuVasive, Inc. (a)	1	59
Oak Street Health, Inc. (a) (c) (d)	73	2,818
Regeneron Pharmaceuticals, Inc. (a) (c)	12	10,059
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	36	747
Seagen Inc. (a) (d)	5	1,070
Silk Road Medical, Inc. (a)	53	2,058
The Cooper Companies, Inc.	11	3,966
Vertex Pharmaceuticals Incorporated (a) (c)	19	6,133
Zoetis Inc. - Class A	15	2,516
Zydus Lifesciences Limited	135	808
		57,077
Consumer Discretionary 5.0%
Alibaba Group Holding Limited (a) (b)	23	296
Alibaba Group Holding Limited - ADR (a) (c)	30	3,096
Amazon.com, Inc. (a)	125	12,899
Apollo Tyres Limited.	347	1,357
Bajaj Auto Limited	18	854
Capri Listco - Class A (a)	2	4
CarMax, Inc. (a)	19	1,239
Compagnie Financiere Richemont SA	7	1,197
Delivery Hero SE (a) (b)	7	239
Entain PLC	19	302
Hankook Tire & Technology Co,. Ltd.	90	2,429
Hl Mando Corporation	23	812
Hyundai Mobis Co., Ltd.	3	561
Jumbo S.A. - Class R	29	620
Just Eat Takeaway.Com N.V. (a) (b)	12	234
Mahindra and Mahindra Limited	84	1,194
Marriott International, Inc. - Class A	6	965
Maruti Suzuki India Limited	12	1,244
Naspers Limited - Class N	7	1,327
Pool Corporation	9	3,225
Tesla Inc. (a) (c)	54	11,258
The Home Depot, Inc.	13	3,841
The Indian Hotels Company Limited	202	802
Under Armour, Inc. - Class A (a) (c)	300	2,848
Yum China Holdings, Inc.	41	2,573
		55,416
Industrials 4.3%
Aerojet Rocketdyne Holdings, Inc. (a)	66	3,694
China State Construction Engineering Corporation Limited - Class A	1,515	1,280
Expeditors International of Washington, Inc. (c)	9	975
Ferguson PLC	9	1,185
Howmet Aerospace Inc.	23	994
Lennox International Inc.	11	2,687
LG Corp.	18	1,178
LIG Nex1 Co., Ltd.	12	652
Localiza Rent A Car S/A	—	3
Old Dominion Freight Line, Inc.	9	3,202
Safran	12	1,762
Samsung C&T Corporation	9	753
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	501	1,334
The Boeing Company (a) (c)	78	16,487
TransUnion	38	2,345
Uber Technologies, Inc. (a)	22	702
Univar Solutions Inc. (a)	83	2,923
Verisk Analytics, Inc. (c)	21	4,052
Voltronic Power Technology Corporation	2	115
Westinghouse Air Brake Technologies Corporation	9	918
Xiamen Xiangyu Co., Ltd. - Class A	170	266
		47,507
Consumer Staples 3.0%
American Beverage Co Ambev - ADR (c)	1,472	4,150
China Feihe Limited (b)	489	365
Dino Polska Spolka Akcyjna (a) (b)	20	1,841
Fix Price Group Ltd - GDR (a) (b) (e)	38	—
Heineken Holding N.V.	10	898
Herbalife Nutrition Ltd. (a)	21	332
ITC Limited	201	940
JDE Peet's N.V.	51	1,489
Lamb Weston Holdings, Inc.	67	6,957
Minerva S.A.	118	245
Monster Beverage 1990 Corporation (a) (c)	204	11,006
Muyuan Foods Co., Ltd. - Class A	211	1,510
Orion Incorporation	6	666
Proya Cosmetics Co., Ltd. - Class A	45	1,195
Tech-Bank Food Co., Ltd. - Class A (a)	1,657	1,400
TPCO Holding Corp. - Class A (a) (e)	25	4
		32,998
Materials 1.3%
Fufeng Group Limited	601	346
Glencore PLC	317	1,816
Gravita India Limited	37	222
HeidelbergCement AG	11	814
International Flavors & Fragrances Inc.	25	2,293
Lafarge	58	3,713
Rianlon Corporation - Class A	77	519
The Scotts Miracle-Gro Company	35	2,463
Yamana Gold Inc.	356	2,084
		14,270
Energy 0.7%
Andretti Acquisition Corp. - Class A (a)	23	246
Berry Corporation (Bry)	4	29
DCP Midstream, LP (c)	110	4,574
Euronav	10	176
Gulfport Energy Operating Corporation (a)	7	533
Kinder Morgan, Inc.	67	1,168
McDermott International, Inc. (a) (e)	459	156
McDermott International, Inc. (a) (e)	52	18
Ranger Oil Corporation - Class A	4	178
Vitesse Energy, Inc.	7	133
		7,211
Real Estate 0.6%
AP (Thailand) Public Company Limited - NVDR	2,933	1,032

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Douglas Emmett, Inc.	3	31
Lamar Advertising Company - Class A	32	3,242
Phoenix Mills Limited	25	393
Supalai Public Company Limited - NVDR	2,180	1,418
Swire Pacific Limited - Class A	50	387
Vornado Realty Trust	21	325
		6,828
Utilities 0.2%
FirstEnergy Corp.	28	1,138
PG&E Corporation (a)	14	233
Power Grid Corporation of India Limited	202	556
		1,927
Total Common Stocks (cost $466,674)		509,481
CORPORATE BONDS AND NOTES 28.1%
Information Technology 5.3%
3D Systems Corporation
0.00%, 11/15/26 (c) (f) (g)	438	326
8X8, Inc.
4.00%, 02/01/28 (c) (f)	1,208	1,057
Altair Engineering Inc.
1.75%, 06/15/27 (c) (f) (h)	732	855
Alteryx, Inc.
1.00%, 08/01/26 (c) (f)	773	655
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (f)	2,200	1,641
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (f)	879	741
Bill Holdings, Inc.
0.00%, 12/01/25 (c) (f) (g)	2,340	2,129
Blackline, Inc.
0.13%, 08/01/24 (c) (f)	849	929
0.00%, 03/15/26 (c) (f) (g)	1,878	1,581
Castle United States Holding Corporation
9.50%, 02/15/28 (h)	365	147
Cerence Inc.
3.00%, 06/01/25 (c) (f)	1,442	1,500
Cloudflare, Inc.
0.00%, 08/15/26 (c) (f) (g)	1,457	1,237
Confluent, Inc.
0.00%, 01/15/27 (f) (g) (h)	667	530
0.00%, 01/15/27 (c) (f) (g)	84	67
Datadog, Inc.
0.13%, 06/15/25 (c) (f)	867	932
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (f) (g)	2,374	1,867
Dye & Durham Limited
3.75%, 03/01/26, CAD (f) (h)	2,635	1,503
Endure Digital, Inc.
6.00%, 02/15/29 (h)	100	68
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (f) (g)	1,382	1,435
Envestnet, Inc.
0.75%, 08/15/25 (c) (f)	1,155	1,053
Everbridge, Inc.
0.13%, 12/15/24 (c) (f)	548	499
0.00%, 03/15/26 (c) (f) (g)	715	601
Five9, Inc.
0.50%, 06/01/25 (c) (f)	867	810
Guidewire Software, Inc.
1.25%, 03/15/25 (c) (f)	1,043	1,030
Harmonic, Inc.
2.00%, 09/01/24 (c) (f)	447	765
HubSpot, Inc.
0.38%, 06/01/25 (c) (f)	233	364
I3 Verticals, LLC
1.00%, 02/15/25 (c) (f)	1,445	1,368
Marathon Digital Holdings, Inc.
1.00%, 12/01/26 (c) (f)	505	191
Microchip Technology Incorporated
1.63%, 02/15/27 (c) (f)	722	1,703
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (f)	1,520	1,268
Model N, Inc.
2.63%, 06/01/25 (c) (f)	151	179
MongoDB, Inc.
0.25%, 01/15/26 (c) (f)	826	1,068
Nutanix, Inc.
0.25%, 10/01/27 (c) (f)	586	482
Okta, Inc.
0.13%, 09/01/25 (c) (f)	2,103	1,896
On Semiconductor Corporation
0.50%, 03/01/29 (c) (f) (h)	53	55
Pagerduty, Inc.
1.25%, 07/01/25 (c) (f)	578	653
Palo Alto Networks, Inc.
0.75%, 07/01/23 (c) (f)	1,316	2,960
PAR Technology Corporation
1.50%, 10/15/27 (c) (f)	1,170	915
Porch Group Inc
0.75%, 09/15/26 (c) (f) (h)	2,871	1,582
Q2 Holdings, Inc.
0.13%, 11/15/25 (c) (f)	824	677
0.75%, 06/01/26 (c) (f)	1,602	1,289
Rapid7, Inc.
0.25%, 03/15/27 (c) (f)	1,026	879
RingCentral, Inc.
0.00%, 03/01/25 - 03/15/26 (c) (f) (g)	3,034	2,595
Semtech Corporation
1.63%, 11/01/27 (c) (f) (h)	1,444	1,326
Shopify Inc.
0.13%, 11/01/25 (c) (f)	1,592	1,396
SMART Global Holdings, Inc.
2.00%, 02/01/29 (c) (f) (h)	365	371
SolarEdge Technologies Ltd.
0.00%, 09/15/25 (c) (f) (g)	357	464
Splunk Inc.
1.13%, 09/15/25 - 06/15/27 (c) (f)	1,617	1,537
Unity Software Inc.
0.00%, 11/15/26 (c) (f) (g)	1,618	1,247
Veeco Instruments Inc.
3.50%, 01/15/25 (c) (f)	933	1,019
3.75%, 06/01/27 (c) (f)	2,184	3,717
Virtusa Corporation
7.13%, 12/15/28 (h)	195	154
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (f)	896	879
Wolfspeed, Inc.
0.25%, 02/15/28 (c) (f)	217	181
Workiva Inc.
1.13%, 08/15/26 (c) (f)	596	839
Zscaler, Inc.
0.13%, 07/01/25 (c) (f)	1,197	1,251
		58,463
Consumer Discretionary 4.3%
Airbnb, Inc.
0.00%, 03/15/26 (c) (f) (g)	1,352	1,181
Alibaba Group Holding Limited
3.25%, 02/09/61	200	126
Amazon.com, Inc.
4.95%, 12/05/44	40	41
4.05%, 08/22/47	80	73
4.10%, 04/13/62	390	342
Burlington Stores, Inc.
2.25%, 04/15/25 (c) (f)	1,202	1,383
Carnival Corporation
5.75%, 10/01/24 (c) (f)	780	981
7.63%, 03/01/26 (h)	130	119
5.75%, 03/01/27 (h)	120	99
5.75%, 12/01/27 (c) (f) (h)	401	428
10.50%, 06/01/30 (h)	300	288
Chegg, Inc.
0.13%, 03/15/25 (c) (f)	1,444	1,262
0.00%, 09/01/26 (c) (f) (g)	722	564
Dealer Tire, LLC
8.00%, 02/01/28 (h)	100	90
Delivery Hero SE
1.00%, 04/30/26, EUR (f)	1,500	1,219
1.00%, 01/23/27, EUR (b) (f)	1,300	1,016

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
1.50%, 01/15/28, EUR (b) (f)	100	69
ETSY, Inc.
0.13%, 10/01/26 (c) (f)	438	627
0.25%, 06/15/28 (c) (f)	726	603
Fisker Group Inc.
2.50%, 09/15/26 (c) (f) (h)	2,157	1,063
Ford Motor Company
0.00%, 03/15/26 (c) (f) (g)	1,755	1,743
Groupon, Inc.
1.13%, 03/15/26 (c) (f)	757	274
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	642	484
Guess ?, Inc.
2.00%, 04/15/24 (c) (f)	3,070	3,197
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (h)	10	9
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (f)	800	718
Las Vegas Sands Corp.
3.20%, 08/08/24	120	116
2.90%, 06/25/25	10	9
3.50%, 08/18/26	30	28
LCI Industries
1.13%, 05/15/26 (c) (f)	723	656
Li Auto Inc.
0.25%, 05/01/28 (c) (f)	2,047	2,279
Lucid Group, Inc.
1.25%, 12/15/26 (c) (f) (h)	1,813	1,042
Luminar Technologies, Inc.
1.25%, 12/15/26 (c) (f) (h)	494	329
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (f) (g)	361	349
3.25%, 12/15/27 (c) (f) (h)	1,473	1,443
MercadoLibre S.R.L
2.00%, 08/15/28 (c) (f)	472	1,421
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	51	51
National Vision Holdings, Inc.
2.50%, 05/15/25 (c) (f)	2,094	2,019
NCL Corporation Ltd.
6.00%, 05/15/24 (c) (f)	730	884
5.38%, 08/01/25 (c) (f)	896	967
1.13%, 02/15/27 (c) (f)	1,503	1,067
2.50%, 02/15/27 (c) (f)	1,503	1,127
NIO, Inc.
0.00%, 02/01/26 (c) (f) (g)	731	676
Park River Holdings, Inc.
5.63%, 02/01/29 (h)	50	35
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (h)	110	81
5.88%, 09/01/31 (h)	85	61
PT Gajah Tunggal Tbk
8.95%, 06/23/26 (b)	200	158
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23 (c) (f)	578	585
2.88%, 11/15/23 (c) (f)	1,050	1,080
6.00%, 08/15/25 (c) (f) (h)	1,502	2,276
5.50%, 08/31/26 (h)	70	65
5.38%, 07/15/27 (h)	230	205
Sands China Ltd.
5.63%, 08/08/25 (i) (j)	400	389
2.80%, 03/08/27 (i) (j)	200	172
Shift Technologies, Inc.
4.75%, 05/15/26 (c) (f) (h)	1,305	162
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	128	126
4.75%, 10/20/28 (h)	110	106
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	21
Spirit Airlines, Inc.
8.00%, 09/20/25 (h)	48	48
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (h)	205	127
The Cheesecake Factory Incorporated
0.38%, 06/15/26 (c) (f)	585	489
TKC Holdings, Inc.
10.50%, 05/15/29 (h)	140	88
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (c) (f)	1,459	1,990
VOC Escrow Ltd.
5.00%, 02/15/28 (h)	80	71
Warnermedia Holdings, Inc.
5.14%, 03/15/52 (h)	150	122
5.39%, 03/15/62 (h)	230	186
Wayfair Inc.
1.13%, 11/01/24 (c) (f)	578	505
0.63%, 10/01/25 (f)	1,159	838
0.63%, 10/01/25 (c) (f)	270	195
1.00%, 08/15/26 (c) (f)	835	547
1.00%, 08/15/26 (f)	57	37
3.25%, 09/15/27 (c) (f) (h)	1,900	1,611
Wheel Pros, Inc.
6.50%, 05/15/29 (h)	295	134
Winnebago Industries, Inc.
1.50%, 04/01/25 (c) (f)	1,444	1,592
Wynn Macau, Limited
4.88%, 10/01/24 (h)	200	193
4.50%, 03/07/29 (c) (f) (h)	422	454
		47,211
Health Care 4.3%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (c) (f)	361	387
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (c) (f)	1,300	2,361
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (f)	872	846
Avadel Finance Cayman Limited
4.50%, 10/02/23 (c) (f) (h)	888	915
Bausch Health Companies Inc.
6.25%, 02/15/29 (h)	620	247
7.25%, 05/30/29 (h)	220	85
5.25%, 01/30/30 (h)	740	275
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (c) (f)	150	110
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (f)	2,517	1,759
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (f) (h)	1,588	1,432
CommonSpirit Health
4.35%, 11/01/42	130	112
3.82%, 10/01/49	60	46
CONMED Corporation
2.25%, 06/15/27 (c) (f) (h)	902	891
Cutera, Inc.
2.25%, 03/15/26 (c) (f)	463	456
2.25%, 06/01/28 (c) (f) (h)	1,988	1,461
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (f)	2,765	3,294
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (a) (h) (k)	140	105
Envista Holdings Corporation
2.38%, 06/01/25 (c) (f)	754	1,497
Evolent Health, Inc.
1.50%, 10/15/25 (c) (f)	1,490	1,768
Exact Sciences Corporation
0.38%, 03/15/27 (c) (f)	292	269
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (f)	947	252
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	79
HCA Inc.
7.69%, 06/15/25	50	52
7.50%, 11/15/95	170	187
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (f)	1,735	1,571
Innoviva, Inc.
2.13%, 03/15/28 (c) (f)	2,167	1,708
Inotiv, Inc.
3.25%, 10/15/27 (c) (f)	1,015	460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Insmed Incorporated
0.75%, 06/01/28 (c) (f)	2,023	1,572
Integer Holdings Corporation
2.13%, 02/15/28 (c) (f) (h)	26	28
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 (c) (f)	364	337
0.00%, 04/01/26 (c) (f) (g)	244	222
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (f)	1,098	850
MannKind Corporation
2.50%, 03/01/26 (c) (f)	3,894	4,038
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (f)	636	593
Neogenomics, Inc.
1.25%, 05/01/25 (c) (f)	745	691
NextGen Healthcare, Inc.
3.75%, 11/15/27 (c) (f) (h)	1,465	1,452
NuVasive, Inc.
1.00%, 06/01/23 (c) (f)	728	723
0.38%, 03/15/25 (c) (f)	900	797
Oak Street Health, Inc.
0.00%, 03/15/26 (f) (g)	1,913	1,875
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (f)	1,156	1,064
PetIQ, Inc.
4.00%, 06/01/26 (c) (f)	1,608	1,399
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (f)	1,100	1,178
Radiology Partners, Inc.
9.25%, 02/01/28 (h)	230	127
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (f)	1,759	2,173
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	6	6
7.13%, 01/31/25	297	303
3.15%, 10/01/26	278	252
5.13%, 05/09/29 (j)	560	513
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	177
Travere Therapeutics, Inc.
2.25%, 03/01/29 (c) (f)	1,299	1,275
Varex Imaging Corporation
4.00%, 06/01/25 (c) (f)	2,530	2,772
Willis-Knighton Medical Center
4.81%, 09/01/48	60	55
		47,097
Industrials 3.4%
Adani Ports and Special Economic Zone Limited
5.00%, 08/02/41 (b)	200	128
American Airlines Group Inc.
6.50%, 07/01/25 (c) (f)	1,733	2,002
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (h)	210	166
Array Tech, Inc.
1.00%, 12/01/28 (c) (f)	1,617	1,754
Artera Services, LLC
9.03%, 12/04/25 (h)	80	69
Bloom Energy Corporation
2.50%, 08/15/25 (c) (f)	2,275	3,096
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (f)	18,000	2,341
Copa Holdings, S.A.
4.50%, 04/15/25 (c) (f)	3,816	7,004
Delta Air Lines, Inc.
7.00%, 05/01/25 (h)	220	226
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (c) (f) (h)	878	1,250
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (c) (f)	2,681	4,126
Elance, Inc.
0.25%, 08/15/26 (c) (f)	994	775
Fideicomiso F/80460
5.50%, 07/31/47 (b)	200	155
Fiverr International Ltd
0.00%, 11/01/25 (c) (f) (g)	2,434	2,022
Granite Construction Incorporated
2.75%, 11/01/24 (c) (f)	1,199	1,621
H&E Equipment Services, Inc.
3.88%, 12/15/28 (h)	10	9
JetBlue Airways Corporation
0.50%, 04/01/26 (c) (f)	1,491	1,169
Kaman Corporation
3.25%, 05/01/24 (c) (f)	3,049	2,873
Park Aerospace Holdings Limited
5.50%, 02/15/24 (h)	50	50
Plug Power Inc.
3.75%, 06/01/25 (c) (f)	796	1,853
Seaspan Corporation
6.50%, 04/29/26	400	403
Simpar Europe
5.20%, 01/26/31 (b)	200	146
The Boeing Company
3.25%, 02/01/35	90	73
3.55%, 03/01/38	20	16
5.81%, 05/01/50 (j)	20	20
5.93%, 05/01/60 (j)	30	30
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (f)	1,026	876
TPI Composites, Inc.
5.25%, 03/15/28 (c) (f) (h)	183	199
Triumph Group, Inc.
7.75%, 08/15/25	75	69
Uber Technologies, Inc.
0.00%, 12/15/25 (c) (f) (g)	434	382
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (h)	370	355
4.63%, 04/15/29 (h)	50	45
Univar Solutions USA Inc.
5.13%, 12/01/27 (h)	877	878
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (c) (f) (h)	424	201
Xometry, Inc.
1.00%, 02/01/27 (c) (f)	1,316	876
XPO Cnw, Inc.
6.70%, 05/01/34	120	109
		37,367
Financials 3.0%
ABRA Global Finance
5.00%, 03/02/28 (c) (h) (l)	3,133	2,546
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	124
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (h) (k)	236	2
Arbor Realty Trust, Inc.
7.50%, 08/01/25 (c) (f) (h)	1,329	1,230
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	375	23
BAC Capital Trust XIV
5.27%, (3 Month USD LIBOR + 0.40%), (100, 04/28/23) (m) (n)	360	271
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (b) (n)	200	138
6.65%, (100, 04/22/31) (h) (n)	200	138
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (h)	150	117
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (h) (n)	250	202
7.63%, (100, 01/10/28) (h) (n)	200	179
Bank of America Corporation
6.25%, (100, 09/05/24) (n)	100	98
Barclays PLC
7.75%, (100, 09/15/23) (f) (n)	240	221
Block, Inc.
0.13%, 03/01/25 (c) (f)	447	428

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Citigroup Inc.
5.95%, (100, 05/15/25) (n)	700	665
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (f) (n)	240	269
8.13%, (100, 12/23/25) (f) (h) (n)	200	194
Credit Suisse Group AG
4.19%, 04/01/31 (f) (h)	250	222
Credivalores - Crediservicios S.A.
8.88%, 02/07/25 (h)	200	50
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (a) (h) (k)	200	43
Encore Capital Group, Inc.
3.25%, 10/01/25 (c) (f)	931	1,241
4.00%, 03/15/29 (c) (f) (h)	1,518	1,486
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	241
EZCORP, Inc.
2.88%, 07/01/24 (c) (f)	973	1,028
3.75%, 12/15/29 (c) (f) (h)	1,465	1,442
Ford Motor Credit Company LLC
4.13%, 08/17/27	200	183
2.90%, 02/10/29	200	166
Highlands Holdings Bond Issuer Limited
7.63%, 10/15/25 (h) (i) (l)	560	518
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (f)	3,806	3,673
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (c) (f)	558	562
LendingTree, Inc.
0.50%, 07/15/25 (c) (f)	1,554	1,166
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (f) (n)	200	185
MoneyGram International, Inc.
5.38%, 08/01/26 (h)	1,937	1,941
NatWest Group PLC
4.52%, 06/25/24 (f)	200	199
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (h)	200	97
PRA Group, Inc.
3.50%, 06/01/23 (c) (f)	1,278	1,291
PT ABM Investama Tbk.
9.50%, 08/05/26 (h)	200	181
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (f)	2,298	2,253
7.75%, 06/15/27 (c) (f) (h)	1,318	1,148
Repay Holdings Corporation
0.00%, 02/01/26 (c) (f) (g) (h)	1,448	1,086
Shift4 Payments, LLC
0.00%, 12/15/25 (c) (f) (g)	1,953	2,256
0.50%, 08/01/27 (c) (f)	146	138
The Goldman Sachs Group, Inc.
5.73%, (3 Month USD LIBOR + 0.77%), (100, 05/15/23) (m) (n)	8	6
6.75%, 10/01/37	120	130
5.15%, 05/22/45	190	179
The Vanguard Group, Inc.
3.05%, 08/22/50 (e)	250	163
Two Harbors Investment Corp.
6.25%, 01/15/26 (c) (f)	1,647	1,412
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (b) (f) (n)	200	188
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (b) (j) (k) (n)	200	1
Upstart Holdings, Inc.
0.25%, 08/15/26 (c) (f)	1,838	1,050
Wells Fargo & Company
5.88%, (100, 06/15/25) (n)	101	100
WisdomTree, Inc.
5.75%, 08/15/28 (c) (f) (h)	236	234
Zip Co Limited
0.00%, 04/23/28, AUD (b) (f) (g)	1,200	161
		33,265
Communication Services 2.9%
Altice France Holding S.A.
5.50%, 01/15/28 (h)	200	163
Avaya Inc.
0.00%, 12/15/27 (a) (f) (h) (k)	2,555	664
Bandwidth Inc.
0.50%, 04/01/28 (c) (f)	1,613	1,047
Cengage Learning, Inc.
9.50%, 06/15/24 (h)	200	193
Charter Communications Operating, LLC
5.05%, 03/30/29	50	48
5.38%, 04/01/38	60	52
3.50%, 03/01/42	30	20
4.80%, 03/01/50	10	8
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (f)	2,846	3,599
CSC Holdings, LLC
5.75%, 01/15/30 (h)	200	101
4.13%, 12/01/30 (h)	280	201
CT Trust
5.13%, 02/03/32 (b)	200	167
Dish Network Corporation
2.38%, 03/15/24 (f)	580	513
0.00%, 12/15/25 (c) (f) (g)	733	385
3.38%, 08/15/26 (c) (f)	1,330	682
fuboTV Inc.
3.25%, 02/15/26 (c) (f)	262	113
Lagardere SCA
2.13%, 10/16/26, EUR (b)	700	737
1.75%, 10/07/27, EUR (b)	700	737
Liberty Broadband Corporation
3.13%, 03/31/53 (c) (f) (h)	1,308	1,281
Liberty Media Corporation
3.75%, 03/15/28 (c) (f) (h)	533	537
4.00%, 11/15/29 (c) (f)	1,865	267
3.75%, 02/15/30 (c) (f)	4,564	654
2.75%, 12/01/49 (c) (f) (h)	1,920	1,723
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (c) (f)	289	283
3.13%, 01/15/29 (c) (f) (h)	878	861
Lumen Technologies Inc.
8.00%, 06/01/36	155	65
Magnite, Inc.
0.25%, 03/15/26 (c) (f)	682	544
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (c) (f) (h)	1,198	1,057
MVC Acquisition Corp.
5.75%, 08/01/28 (h)	170	148
Oi S.A. - In Judicial Reorganization
0.00%, 07/27/25 (a) (k) (l)	400	32
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (f) (h)	2,250	2,202
Sea Limited
2.38%, 12/01/25 (c) (f)	1,616	1,963
0.25%, 09/15/26 (c) (f)	1,471	1,155
Snap Inc.
0.25%, 05/01/25 (c) (f)	578	548
0.75%, 08/01/26 (c) (f)	829	757
0.13%, 03/01/28 (c) (f)	2,724	1,903
Spotify USA Inc.
0.00%, 03/15/26 (c) (f) (g)	1,621	1,357
TechTarget, Inc.
0.00%, 12/15/26 (c) (f) (g)	1,003	777
TEGNA Inc.
4.63%, 03/15/28	1,840	1,614
Telesat Canada
5.63%, 12/06/26 (h)	155	81
Tencent Holdings Limited
3.24%, 06/03/50 (b)	200	133
The Marcus Corporation
5.00%, 09/15/25 (c) (f) (h)	1,185	1,877
T-Mobile USA, Inc.
2.63%, 02/15/29	40	35
2.88%, 02/15/31	80	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	210	195
VTR Finance N.V.
6.38%, 07/15/28 (b)	250	101
		31,649
Materials 1.4%
Amyris, Inc.
1.50%, 11/15/26 (c) (f)	2,196	597
ATI Inc.
3.50%, 06/15/25 (c) (f)	1,098	2,829
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (h)	300	226
Century Aluminum Company
2.75%, 05/01/28 (c) (f)	815	656
Danimer Scientific, Inc.
3.25%, 12/15/26 (c) (f) (h)	763	323
Diamond (BC) B.V.
4.63%, 10/01/29 (h)	530	517
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	19
Illuminate Buyer LLC
9.00%, 07/01/28 (h)	80	72
Lithium Americas Corp.
1.75%, 01/15/27 (c) (f)	657	543
Livent Corporation
4.13%, 07/15/25 (c) (f)	1,135	2,892
MP Materials Corp.
0.25%, 04/01/26 (c) (f) (h)	601	563
OCP S.A.
5.13%, 06/23/51 (b)	450	328
Turquoise Hill Resources Ltd
2.50%, 04/15/26 (c) (f) (h)	1,172	1,576
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (h)	135	92
United States Steel Corporation
5.00%, 11/01/26 (c) (f)	1,751	3,556
UPL Corporation Limited
5.25%, (100, 02/27/25) (b) (n)	400	297
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (h)	200	121
Vedanta Resources Limited
6.13%, 08/09/24 (b)	200	119
Yamana Gold Inc.
4.63%, 12/15/27	80	77
		15,403
Energy 1.3%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (h)	250	177
Apache Corporation
7.75%, 12/15/29	350	368
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	50	41
Cheniere Energy, Inc.
4.63%, 10/15/28	30	28
Continental Resources, Inc.
5.75%, 01/15/31 (h)	40	38
4.90%, 06/01/44	100	77
DCP Midstream, LLC
6.45%, 11/03/36 (h)	40	41
DCP Midstream, LP
6.75%, 09/15/37 (h)	70	76
Devon Energy Corporation
8.25%, 08/01/23	150	150
5.85%, 12/15/25	20	20
5.25%, 10/15/27	32	32
5.88%, 06/15/28	39	40
7.95%, 04/15/32	30	35
5.00%, 06/15/45	80	71
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	92
Ecopetrol S.A.
5.38%, 06/26/26	50	48
8.88%, 01/13/33	160	162
5.88%, 05/28/45 - 11/02/51	500	344
Energy Transfer LP
6.50%, (100, 08/15/26) (n)	340	300
6.63%, (100, 02/15/28) (n)	320	238
6.75%, (100, 05/15/25) (n)	270	238
7.13%, (100, 05/15/30) (n)	400	335
6.50%, 02/01/42	60	62
6.00%, 06/15/48	20	19
Energy Transfer Operating, L.P.
6.25%, 04/15/49	20	20
Enterprise Products Operating LLC
6.13%, 10/15/39	60	65
5.95%, 02/01/41	40	42
EQT Corporation
7.00%, 02/01/30 (i) (j)	30	32
3.63%, 05/15/31 (h)	50	43
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	156
7.75%, 05/23/27 (h)	200	156
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (o)	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (f)	2,165	2,928
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	60
6.95%, 01/15/38	10	11
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	387	302
MPLX LP
4.70%, 04/15/48	70	59
NGD Holdings B.V.
6.75%, 12/31/26 (b)	100	60
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	140	135
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	60	59
Occidental Petroleum Corporation
0.00%, 10/10/36 (g)	1,490	760
6.60%, 03/15/46	270	284
4.40%, 04/15/46 - 08/15/49	160	126
4.20%, 03/15/48	250	194
Penn Virginia Holdings, LLC
9.25%, 08/15/26 (h)	822	867
Petrobras Global Finance B.V.
6.85%, 06/05/15	270	235
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	400	259
Petroleos Mexicanos
6.38%, 01/23/45	380	240
6.75%, 09/21/47	250	163
Plains All American Pipeline, L.P.
8.97%, (3 Month USD LIBOR + 4.11%), (100, 05/15/23) (m) (n)	90	80
6.70%, 05/15/36	50	50
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	148
Range Resources Corporation
8.25%, 01/15/29	100	105
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (b)	200	155
6.00%, 06/15/28 (h)	250	193
Southwestern Energy Company
4.75%, 02/01/32	420	371
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	41
6.10%, 02/15/42	40	39
5.40%, 10/01/47	60	53
Targa Resources Partners LP
5.50%, 03/01/30	20	20
4.88%, 02/01/31	40	38
4.00%, 01/15/32	10	9
Tecila Sociedad Anonima
8.50%, 06/27/29 (b)	50	38
7.00%, 12/15/47 (b)	350	217
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (b)	200	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Williams Companies, Inc.
7.50%, 01/15/31	40	45
8.75%, 03/15/32	140	168
5.75%, 06/24/44	70	69
Transocean Inc
4.63%, 09/30/29 (c) (f)	332	694
Tullow Oil PLC
10.25%, 05/15/26 (h)	200	154
UEP Penonome II S.A.
6.50%, 10/01/38 (h)	185	138
Western Midstream Operating, LP
3.35%, 02/01/25 (i) (j)	30	29
3.95%, 06/01/25	50	48
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	94
5.45%, 04/01/44	200	176
5.30%, 03/01/48	80	68
5.50%, 08/15/48	80	69
5.50%, 02/01/50 (i) (j)	610	518
Williams Partners L.P.
6.30%, 04/15/40	70	74
		14,334
Real Estate 1.2%
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (c) (f)	998	934
CTR Partnership, L.P.
3.88%, 06/30/28 (h)	30	26
Hat Holdings I LLC
0.00%, 05/01/25 (c) (f) (g) (h)	1,462	1,374
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (f)	1,486	1,250
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (c) (f)	4,085	3,629
PT Kawasan Industri Jababeka Tbk
7.00%, 12/15/27 (h) (i)	140	97
Realogy Group LLC
0.25%, 06/15/26 (c) (f)	2,167	1,508
Redfin Corporation
0.00%, 10/15/25 (c) (f) (g)	479	344
0.50%, 04/01/27 (c) (f)	1,418	869
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 08/17/23) (b) (n)	200	124
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	14
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (f)	406	301
Summit Hotel TRS 005, LLC
1.50%, 02/15/26 (c) (f)	752	639
Vornado Realty L.P.
3.50%, 01/15/25	125	112
2.15%, 06/01/26	112	90
Zillow Group, Inc.
0.75%, 09/01/24 (c) (f)	1,445	1,691
2.75%, 05/15/25 (f)	23	24
1.38%, 09/01/26 (f) (o)	164	192
		13,218
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	183	136
Altria Group, Inc.
2.45%, 02/04/32	10	8
5.80%, 02/14/39	30	29
5.95%, 02/14/49	10	9
6.20%, 02/14/59	91	88
Avid SPV, LLC
1.25%, 03/15/26 (c) (f) (h)	1,462	1,597
B. A. T. Capital Corporation
3.56%, 08/15/27	50	46
4.54%, 08/15/47	70	52
BRF S.A.
5.75%, 09/21/50 (b)	400	267
California Institute of Technology
3.65%, 09/01/19	90	63
Camposol SA
6.00%, 02/03/27 (b)	350	189
Coruripe Netherlands B.V.
10.00%, 02/10/27 (b)	200	136
Cosan Overseas Limited
8.25%, (100, 05/05/23) (b) (n)	100	100
Freshpet, Inc.
3.00%, 04/01/28 (c) (f) (h)	461	541
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (h)	250	180
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (h)	112	106
4.25%, 06/15/28 (c) (f) (h)	731	871
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (h)	95	83
Movida Europe S.A.
5.25%, 02/08/31 (b)	200	146
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (h)	82	82
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (h)	120	79
Post Holdings, Inc.
2.50%, 08/15/27 (c) (f) (h)	293	305
Pyxus International, Inc.
8.50%, 12/31/27 (h)	97	77
Sabre GLBL Inc.
4.00%, 04/15/25 (c) (f)	722	650
The Beauty Health Company
1.25%, 10/01/26 (c) (f) (h)	1,791	1,498
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (f) (h)	768	779
Treehouse Foods, Inc.
4.00%, 09/01/28	517	458
Triton Water Holdings Incorporated
6.25%, 04/01/29 (h)	140	110
Wesleyan University
4.78%, 07/01/16	60	53
		8,738
Utilities 0.2%
Alliant Energy Corporation
3.88%, 03/15/26 (c) (f) (h)	134	138
Cameron LNG, LLC
3.30%, 01/15/35 (h)	20	17
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	103
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	254
Enel Finance International SA
6.00%, 10/07/39 (h)	150	148
Enfragen Energia Sur SA.
5.38%, 12/30/30 (b)	400	242
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	207	183
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	450	350
Pacific Gas & Electric Company
3.30%, 08/01/40	20	14
PPL Capital Funding, Inc.
2.88%, 03/15/28 (c) (f) (h)	262	261
Sunnova Energy International Inc.
2.63%, 02/15/28 (c) (f) (h)	1,214	875
The Southern Company
3.88%, 12/15/25 (c) (f) (h)	190	192
		2,777
Total Corporate Bonds And Notes (cost $335,812)		309,522
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.7%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.13%, (1 Month USD LIBOR + 0.28%), 07/25/36 (i) (m)	1,992	1,539
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 8.68%, (1 Month USD LIBOR + 4.00%), 04/17/23 (m)	819	591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,424
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,572
Apidos CLO XXIV
Series 2016-DR-24A, 10.61%, (3 Month USD LIBOR + 5.80%), 10/21/30 (m)	500	427
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	153
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 7.42%, (1 Month Term SOFR + 2.76%), 09/15/36 (i) (m)	350	325
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 11.92%, (3 Month USD LIBOR + 7.10%), 10/23/34 (m)	500	436
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.01%, (3 Month Term SOFR + 7.35%), 07/17/35 (m)	500	446
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	128
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.78%, 04/17/54 (m)	1,116	47
Barings CLO Ltd 2018-III
Series 2018-E-3A, 10.56%, (3 Month USD LIBOR + 5.75%), 07/20/29 (m)	500	433
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.23%, (1 Month USD LIBOR + 3.55%), 07/15/37 (i) (m)	470	438
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.80%, 07/17/28 (m)	377	257
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (m)	17,434	541
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	303
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	276
BHP Trust 2019-BXHP
Series 2019-E-BXHP, REMIC, 7.25%, (1 Month USD LIBOR + 2.57%), 08/15/36 (m)	132	121
BRAVO Residential Funding Trust 2022-RPL1
Series 2022-A-R1, 3.13%, 01/29/25	317	285
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 8.53%, (1 Month USD LIBOR + 3.85%), 08/15/23 (m)	350	276
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 8.28%, (1 Month USD LIBOR + 3.60%), 04/17/34 (m)	481	455
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 8.93%, (1 Month USD LIBOR + 4.25%), 07/15/34 (i) (m)	266	261
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (m)	252	198
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 7.83%, (1 Month USD LIBOR + 3.14%), 10/16/23 (m)	260	233
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 10.30%, (3 Month USD LIBOR + 5.50%), 01/30/31 (m)	700	539
Carlyle Global Market Strategies CLO 2014-2-R Limited
Series 2014-D-2RA, 10.21%, (3 Month USD LIBOR + 5.35%), 05/15/31 (m)	1,000	790
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 11.52%, (3 Month USD LIBOR + 6.70%), 01/25/35 (m)	1,500	1,340
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,644
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (i)	874	290
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.94%, 11/18/52 (m)	3,080	140
Chenango Park CLO, Ltd
Series 2018-D-1A, 10.59%, (3 Month USD LIBOR + 5.80%), 04/15/30 (m)	1,000	813
CHL Mortgage Pass-Through Trust 2007-13
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	963	514
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 10.82%, (3 Month USD LIBOR + 6.00%), 04/25/33 (m)	500	444
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (m)	291	253
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.41%, 03/10/51 (m)	2,522	141
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (m)	500	316
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 4.91%, (1 Month USD LIBOR + 0.06%), 07/25/45 (i) (m)	2,501	1,820
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (m)	1,000	80
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,275
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.86%, (1 Month USD LIBOR + 2.28%), 09/15/33 (m)	1,000	705
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	89	89
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.64%, 11/18/25 (m)	344	307
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (m)	1,000	748
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (m)	338	259
CWABS Asset-Backed Certificates Trust 2006-12
Series 2006-1A-12, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 12/25/36 (i) (m)	249	220
CWABS, Inc.
Series 2003-3A-2, REMIC, 5.35%, (1 Month USD LIBOR + 0.50%), 08/26/33 (i) (m)	67	65
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	215
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	200
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 10.61%, (3 Month USD LIBOR + 5.75%), 08/15/31 (h) (m)	500	412
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (m)	520	376
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (m)	650	488
Elmwood CLO IX Ltd
Series 2021-E-2A, 10.76%, (3 Month USD LIBOR + 5.95%), 07/20/34 (m)	500	453
FIVE 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.41%, 02/11/28 (m)	417	342
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, REMIC, 3.96%, 12/12/24 (m)	99	88
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 10.47%, (1 Month USD LIBOR + 5.80%), 11/25/28 (m)	376	360
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 11.35%, (3 Month USD LIBOR + 6.53%), 07/24/30 (m)	500	410
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.19%, (3 Month USD LIBOR + 6.40%), 10/15/30 (m)	500	420

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 5.41%, (1 Month USD LIBOR + 0.56%), 11/25/45 (i) (m)	363	254
GS Mortgage Securities Corp Trust 2018-SRP5
Series 2018-C-SRP5, REMIC, 8.93%, (1 Month USD LIBOR + 4.25%), 09/15/31 (i) (m)	650	163
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 10.62%, (1 Month USD LIBOR + 5.93%), 11/15/23 (m)	500	450
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 9.23%, (1 Month USD LIBOR + 4.55%), 10/15/36 (m)	500	466
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.52%, 11/13/47 (m)	346	209
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.31%, 02/12/48 (m)	800	694
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	677
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (m)	3,608	302
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,623	965
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (i)	1,094	1,075
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	1,051	388
HPS Loan Management 13-2018 Ltd
Series 13A-E-18, 10.29%, (3 Month USD LIBOR + 5.50%), 10/15/30 (m)	900	752
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 11.41%, (3 Month USD LIBOR + 6.60%), 10/22/29 (m)	1,000	825
HPS Loan Management 4-2014, Ltd.
Series 6A-DR-2015, 9.91%, (3 Month USD LIBOR + 5.10%), 02/05/31 (h) (m)	1,000	815
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 5.60%, (1 Month USD LIBOR + 0.75%), 10/25/35 (i) (m)	226	216
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	78
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (m)	85	79
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (m)	99	92
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (m)	104	96
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (m)	114	104
Series 2011-E-C3, REMIC, 5.53%, 02/16/46 (m)	334	119
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-F-HTL5, 8.95%, (1 Month USD LIBOR + 4.26%), 11/15/23 (m)	140	130
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (m)	347	3
Series 2019-F-MFP, REMIC, 7.68%, (1 Month USD LIBOR + 3.00%), 07/15/36 (m)	582	548
Series 2019-G-MFP, REMIC, 8.74%, (1 Month USD LIBOR + 4.05%), 07/15/36 (m)	347	321
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 6.78%, 06/15/38 (m)	136	122
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (m)	650	535
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.86%, 11/18/47 (m)	10,004	88
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 3.87%, 12/17/24 (m)	348	260
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.11%, 11/18/48 (m)	20,001	320
Keycorp Student Loan Trust 200
Series 2005-2C-A, 6.43%, (3 Month USD LIBOR + 1.30%), 12/27/38 (m)	326	305
LCM XVII Limited Partnership
Series ER-17A, 10.79%, (3 Month USD LIBOR + 6.00%), 10/15/31 (m)	500	369
LCM XX Limited Partnership
Series ER-20A, 10.26%, (3 Month USD LIBOR + 5.45%), 10/20/27 (m)	500	457
Legacy Mortgage Asset Trust 2019-GS7
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (i)	4,231	3,705
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.35%, (1 Month USD LIBOR + 0.50%), 09/25/36 (m)	689	269
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.84%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (m)	10,858	1,335
Series 2007-2A1-2, REMIC, 5.16%, (1 Month USD LIBOR + 0.31%), 03/25/37 (m)	10,754	1,727
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 10.62%, (3 Month USD LIBOR + 5.80%), 10/22/30 (m)	500	430
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.14%, (3 Month USD LIBOR + 6.35%), 07/17/34 (m)	500	453
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.05%, (3 Month USD LIBOR + 6.25%), 04/19/33 (m)	1,000	919
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 11.49%, (3 Month USD LIBOR + 6.70%), 01/15/33 (m)	500	450
Marble Point CLO XII Ltd.
Series 2018-D-1A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/16/31 (m)	500	406
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 9.93%, (1 Month USD LIBOR + 5.25%), 11/15/23 (m)	548	499
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 04/20/53	500	494
Milos CLO, Ltd.
Series 2017-ER-1A, 10.96%, (3 Month USD LIBOR + 6.15%), 10/21/30 (m)	500	423
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	323
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	227
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.44%, 08/17/49 (m)	15,264	585
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	344
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 10/25/36 (i) (m)	4,323	1,324
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46 (g)	518	370
Myers Park CLO, Ltd.
Series 2018-E-1A, 10.31%, (3 Month USD LIBOR + 5.50%), 10/21/30 (m)	1,000	845

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Natixis Commercial Mortgage Securities Trust 2019-FAME
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (m)	420	353
Navigator Aircraft ABS Ltd
Series 2021-B-1, 3.57%, 11/15/28 (i)	274	220
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 10.56%, (3 Month USD LIBOR + 5.75%), 07/21/31 (m)	500	446
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 10.79%, (3 Month USD LIBOR + 6.00%), 10/16/34 (m)	940	835
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 02/25/36 (i) (m)	6,907	966
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (i)	2,974	821
NovaStar Mortgage Funding Trust, Series 2006-3
Series 2006-A2C-3, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 10/25/36 (i) (m)	3,531	1,841
Octagon 57 Ltd
Series 2021-E-1A, 11.39%, (3 Month USD LIBOR + 6.60%), 10/16/34 (m)	1,500	1,334
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 11.67%, (3 Month USD LIBOR + 6.80%), 05/12/31 (m)	500	425
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.81%, (3 Month USD LIBOR + 7.00%), 01/20/35 (m)	1,000	880
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 10.54%, (3 Month USD LIBOR + 5.75%), 07/17/30 (m)	500	407
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (m)	1,500	199
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.06%, (3 Month USD LIBOR + 6.25%), 07/02/35 (m)	1,000	905
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29 (g)	750	492
PAGAYA AI Debt Trust 2022-2
Series 2022-AB-2, 4.99%, 01/15/30 (m)	1,041	1,013
Palmer Square Loan Funding 2022-3 Ltd
Series 2022-C-3A, 9.54%, (3 Month Term SOFR + 5.40%), 04/15/31 (m)	250	243
Pioneer Aircraft Finance Limited
Series 2019-C-1, 6.90%, 06/15/26	1,058	381
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.24%, 08/25/26 (m)	2,000	1,859
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,483
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,162
PRPM 2022-5, LLC
Series 2022-A1-5, REMIC, 6.90%, 09/25/25 (i)	3,432	3,444
RAMP Series 2006-RZ3 Trust
Series 2006-M1-RZ3, REMIC, 5.37%, (1 Month USD LIBOR + 0.53%), 08/25/36 (i) (m)	167	158
RBSSP Resecuritization Trust 2010-4
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (i)	172	163
Reese Park CLO, Ltd.
Series 2020-ER-1A, 11.29%, (3 Month USD LIBOR + 6.50%), 10/16/34 (m)	500	430
Rockland Park Limited
Series 2021-E-1A, 11.06%, (3 Month USD LIBOR + 6.25%), 04/20/34 (m)	500	444
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (m)	4,191	2,507
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53 (g)	—	1,175
Series 2021-D2-A, 3.86%, 01/15/53	290	269
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 10.83%, (1 Month Term SOFR + 6.00%), 02/15/24 (m)	122	111
Series 2022-G-IND, REMIC, 12.33%, (1 Month Term SOFR + 7.50%), 02/15/24 (m)	953	865
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (m) (p)	100	477
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (g) (h)	21	352
Series 2018-R2-A, 0.00%, 02/25/42 (g)	6	104
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (g) (p)	50	603
Sound Point CLO XXIII
Series 2019-ER-2A, 11.26%, (3 Month USD LIBOR + 6.47%), 07/17/34 (m)	500	387
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.52%, (3 Month USD LIBOR + 6.70%), 10/25/34 (m)	500	396
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (m)	1,200	1,042
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (m)	3,767	2,386
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 4.41%, 01/25/35 (m)	1,262	1,084
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.04%, (3 Month USD LIBOR + 6.22%), 10/22/31 (m)	500	375
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 7.76%, (3 Month USD LIBOR + 2.95%), 01/21/31 (m)	1,000	868
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,733
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 8.88%, (1 Month USD LIBOR + 4.20%), 03/15/24 (m)	493	457
TVC Mortgage Trust 2020-RTL1
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/24 (i)	2,400	2,318
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.95%, 03/17/28 (m)	353	292
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29 (g)	1,500	403
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	258	217
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	147	117
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	339	256
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (m)	431	364
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (m)	235	201
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (m)	402	310
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (m)	1,800	1,719
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (i)	2,000	1,767
Voya CLO Ltd
Series 2019-E-2A, 11.41%, (3 Month USD LIBOR + 6.60%), 07/20/32 (m)	500	441
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	359
Series 2016-C-C34, REMIC, 5.06%, 04/17/26 (m)	838	726
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (m)	293	246
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.00%, 08/17/28 (m)	800	656
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (i)	726	588
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 10.54%, (3 Month USD LIBOR + 5.75%), 07/15/30 (m)	500	389
Total Non-U.S. Government Agency Asset-Backed Securities (cost $148,735)		117,936
GOVERNMENT AND AGENCY OBLIGATIONS 7.3%
U.S. Treasury Bond 2.2%
Treasury, United States Department of
1.13%, 08/15/40	490	323
2.25%, 05/15/41	880	698
1.75%, 08/15/41	800	579
2.00%, 11/15/41	2,350	1,771
3.63%, 08/15/43	30	29
3.13%, 08/15/44	50	45
3.00%, 05/15/45 - 08/15/52	13,210	11,591
2.88%, 08/15/45 - 05/15/52	370	317
1.25%, 05/15/50 (c)	3,000	1,744
1.88%, 11/15/51	703	479
4.00%, 11/15/52	5,980	6,346
		23,922
Collateralized Mortgage Obligations 1.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 10.56%, (SOFR 30-Day Average + 6.00%), 12/26/41 (m)	1,250	1,128
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.41%, (SOFR 30-Day Average + 9.85%), 03/25/42 (m)	1,000	1,002
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (m)	612	530
Series 2021-B1-DNA5, REMIC, 7.61%, (SOFR 30-Day Average + 3.05%), 01/25/34 (m)	250	230
Interest Only, Series SG-3972, REMIC, 1.22%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (m)	3,620	359
Series MS-4096, REMIC, 0.00%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (m)	129	75
Series SB-4118, REMIC, 0.01%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (m)	77	41
Series SJ-4141, REMIC, 0.00%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (m)	92	46
Series ST-4666, REMIC, 0.00%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (m)	119	98
Series 2019-B1-DNA3, REMIC, 8.10%, (1 Month USD LIBOR + 3.25%), 07/26/49 (m)	1,400	1,402
Series 2020-B1-DNA3, REMIC, 9.95%, (1 Month USD LIBOR + 5.10%), 06/27/50 (m)	193	204
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,723	589
Series 2020-B1-DNA6, REMIC, 7.56%, (SOFR 30-Day Average + 3.00%), 12/27/50 (m)	250	238
Federal National Mortgage Association, Inc.
Series 2019-1B1-R05, REMIC, 8.95%, (1 Month USD LIBOR + 4.10%), 07/25/39 (m)	107	108
Series 2020-1M2-R01, REMIC, 6.90%, (1 Month USD LIBOR + 2.05%), 01/25/40 (m)	110	111
Series 2012-GS-125, REMIC, 0.02%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (m)	811	494
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	318	289
Interest Only, Series 2018-SA-54, REMIC, 1.40%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (m)	2,824	271
Interest Only, Series 2020-AS-54, REMIC, 1.30%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (m)	2,529	330
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (m)	5,750	370
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	7,640	452
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	5,431	356
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (m)	7,559	290
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,791	585
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 8.31%, (SOFR 30-Day Average + 3.75%), 01/25/51 (m)	500	428
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (m)	4,699	153
Interest Only, Series 2018-HS-97, REMIC, 1.44%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (m)	219	23
Interest Only, Series 2018-SD-91, REMIC, 1.44%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (m)	1,676	170
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (m)	2,563	104
Interest Only, Series 2018-SH-105, REMIC, 1.49%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (m)	1,571	164
Interest Only, Series 2018-SK-124, REMIC, 1.44%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (m)	2,035	213
Interest Only, Series 2018-SA-166, REMIC, 1.39%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (m)	1,830	179
Interest Only, Series 2019-SH-92, REMIC, 1.34%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (m)	1,722	167
Interest Only, Series 2020-SA-115, REMIC, 0.00%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (m)	4,371	262
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (m)	4,487	238
Interest Only, Series 2020-BS-112, REMIC, 1.49%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (m)	3,607	448
Interest Only, Series 2020-SH-146, REMIC, 1.54%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (m)	2,665	387
Interest Only, Series 2020-SD-167, REMIC, 1.54%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (m)	2,844	419
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	6,000	810
Interest Only, Series 2020-SU-189, REMIC, 1.54%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (m)	2,553	371
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	10,124	145
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	6,967	188
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (m)	4,038	173
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	4,538	528
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (m)	16,871	137
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	10,041	220
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	9,080	239
Interest Only, Series 2020-HI-H11, REMIC, 0.04%, 06/19/70 (m)	5,599	402
Interest Only, Series 2020-AI-H18, REMIC, 0.00%, 09/20/70 (m)	5,594	430
Interest Only, Series 2020-BI-H19, REMIC, 0.02%, 11/20/70 (m)	4,460	441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-QI-H08, REMIC, 0.59%, 05/20/71 (m)	20,982	501
Interest Only, Series 2021-AI-H19, REMIC, 1.41%, 11/20/71 (m)	7,656	520
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 1.54%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (m)	2,930	426
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (m)	5,601	263
		18,747
Sovereign 1.3%
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (a) (b) (k)	300	51
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	780	460
Gabon, Government of
7.00%, 11/24/31 (h)	350	266
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (h) (i)	1,102	364
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	39,320	1,900
8.00%, 11/07/47, MXN	22,050	1,086
4.40%, 02/12/52	300	235
Government of the Republic of Panama
3.87%, 07/23/60	200	132
Kenya, Government of
7.25%, 02/28/28 (b)	240	196
Ministry of Finance of the Russian Federation
0.00%, 02/03/27 - 03/16/39, RUB (a) (b) (k)	420,829	272
Nigeria, Federal Government of
6.13%, 09/28/28 (b)	200	155
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (h)	290	239
6.13%, 06/15/33 (h)	200	173
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/27, BRL	601	111
4.75%, 01/14/50 (j)	500	368
Presidencia De La Nacion
0.50%, 07/09/30 (i)	389	117
3.88%, 01/09/38 (i)	308	91
Presidencia de la Republica de Colombia
4.13%, 02/22/42	200	128
5.00%, 06/15/45	200	139
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (b)	150	118
6.40%, 06/05/49 (h)	200	168
5.88%, 01/30/60 (h)	210	161
South Africa, Parliament of
6.25%, 03/31/36, ZAR	12,550	474
6.50%, 02/28/41, ZAR	11,640	411
5.65%, 09/27/47	350	258
The Arab Republic of Egypt
5.25%, 10/06/25 (b)	230	182
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	14,227,000	1,053
8.25%, 05/15/29 - 05/15/36, IDR	18,764,000	1,359
6.50%, 02/15/31, IDR	21,167,000	1,400
7.00%, 02/15/33, IDR	14,243,000	962
7.38%, 05/15/48, IDR	30,000	2
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	10,230	1,679
		14,710
U.S. Treasury Note 1.2%
Treasury, United States Department of
0.50%, 04/30/27 (c)	750	660
4.13%, 10/31/27 (c)	7,965	8,119
4.13%, 11/15/32	3,600	3,783
		12,562
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.39%, 12/25/24 (m)	240,260	1,524
Interest Only, Series 2020-X9-M10, REMIC, 0.80%, 12/25/27 (m)	9,795	237
Interest Only, Series 2019-X-M5, REMIC, 0.49%, 02/25/29 (m)	12,500	310
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (m)	9,498	169
Interest Only, Series 2019-X-M12, REMIC, 0.57%, 06/25/29 (m)	8,309	216
Interest Only, Series 2019-X-M25, REMIC, 0.13%, 11/25/29 (m)	26,976	182
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (m)	34,805	415
Interest Only, Series 2020-X2-M13, REMIC, 1.23%, 09/25/30 (m)	3,621	201
Interest Only, Series 2019-X2-M21, REMIC, 1.30%, 02/25/31 (m)	3,682	278
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (m)	3,729	243
Interest Only, Series 2021-X1-M23, REMIC, 0.60%, 11/25/31 (m)	12,724	394
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (m)	11,926	480
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (m)	4,804	321
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (m)	4,709	257
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (m)	7,792	496
		5,723
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,472	1,418
3.40%, 03/01/30	1,500	1,427
3.24%, 01/01/33	1,149	1,066
		3,911
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (i)	60	44
Illinois, State of
5.10%, 06/01/33	150	150
The Regents of the University of California
3.71%, 05/15/20	20	14
		208
Total Government And Agency Obligations (cost $101,206)		79,783
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Communication Services 0.3%
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (m)	182	168
Charter Communications Operating, LLC
2019 Term Loan B1, 6.37%, (1 Month USD LIBOR + 1.75%), 04/30/25 (m)	138	138
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (m)	182	180
Maxar Technologies Ltd.
2022 Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 06/09/29 (m)	2,887	2,886
		3,372
Information Technology 0.2%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.33%, (3 Month Term SOFR + 6.75%), 09/19/25 (m)	340	339
Astra Acquisition Corp.
2021 1st Lien Term Loan, 9.88%, (1 Month USD LIBOR + 5.25%), 10/20/28 (m)	143	123
2021 2nd Lien Term Loan, 13.51%, (1 Month USD LIBOR + 8.88%), 10/22/29 (m) (p)	520	382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/08/26 (m)	33	30
Cyxtera DC Holdings, Inc.
Term Loan B, 7.82%, (3 Month USD LIBOR + 3.00%), 03/15/24 (m)	156	126
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 11.70%, (3 Month USD LIBOR + 7.00%), 02/16/29 (m)	200	184
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.33%, (3 Month USD LIBOR + 3.50%), 04/26/24 (m)	134	124
USD 2nd Lien Term Loan , 12.08%, (3 Month USD LIBOR + 7.25%), 04/27/25 (m)	190	152
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 12.84%, (3 Month USD LIBOR + 6.00%), 11/17/28 (l) (m)	668	196
Ultimate Software Group Inc (The)
2021 2nd Lien Term Loan, 10.03%, (3 Month USD LIBOR + 5.25%), 05/03/27 (m)	400	382
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.82%, (3 Month USD LIBOR + 4.00%), 04/24/28 (m)	33	29
		2,067
Industrials 0.1%
Atlas Purchaser, Inc.
2021 Term Loan, 10.38%, (3 Month USD LIBOR + 5.25%), 12/31/24 (m)	264	181
Constant Contact Inc
Second Lien Term Loan, 12.31%, (3 Month USD LIBOR + 7.50%), 02/10/29 (m)	360	289
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 11.38%, (1 Month USD LIBOR + 6.75%), 03/18/29 (m)	190	166
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 11.88%, (1 Month USD LIBOR + 7.25%), 12/31/24 (m)	100	92
Minotaur Acquisition, Inc.
Term Loan B, 9.47%, (1 Month Term SOFR + 4.75%), 02/27/26 (m)	233	225
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.48%, (3 Month USD LIBOR + 1.50%), 02/28/25 (l) (m)	360	368
Verscend Holding Corp.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 08/27/25 (m)	239	239
Viad Corp
Initial Term Loan, 9.73%, (SOFR + 5.00%), 12/31/24 (m)	167	159
		1,719
Consumer Staples 0.1%
Diamond (BC) B.V.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/14/28 (m) (q)	1,664	1,656
Consumer Discretionary 0.1%
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.07%, (3 Month USD LIBOR + 6.25%), 10/07/28 (m)	238	207
Byju's Alpha, Inc.
Term Loan B, 12.93%, (3 Month USD LIBOR + 8.00%), 11/05/26 (m)	173	140
Farfetch US Holdings, Inc
Term Loan, 10.89%, (3 Month Term SOFR + 6.25%), 09/20/27 (m)	255	233
LSF9 Atlantis Holdings, LLC
2022 Term Loan B, 11.83%, (3 Month Term SOFR + 7.25%), 03/31/29 (m)	122	118
Solis IV BV
USD Term Loan B1, 8.37%, (3 Month Term SOFR + 3.50%), 02/09/29 (m)	199	178
		876
Financials 0.1%
Asurion LLC
2021 2nd Lien Term Loan B3, 9.88%, (1 Month USD LIBOR + 5.25%), 02/05/28 (m)	65	54
2023 Term Loan B11, 8.91%, (3 Month Term SOFR + 4.25%), 08/19/28 (m)	48	44
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 11.81%, (3 Month USD LIBOR + 7.00%), 06/15/26 (m)	55	47
Jane Street Group, LLC
2021 Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 01/21/28 (m)	29	28
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (m)	753	655
		828
Energy 0.1%
Gulf Finance, LLC
2021 Term Loan, 11.48%, (1 Month Term SOFR + 6.75%), 08/25/26 (m)	75	72
2021 Term Loan, 11.60%, (1 Month Term SOFR + 6.75%), 08/25/26 (m)	132	128
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 06/28/24 (m)	7	5
2020 Letter Of Credit Term Loan, 8.75%, (3 Month USD LIBOR + 4.00%), 06/28/24 (m)	484	315
2020 Take Back Term Loan, 5.63%, (1 Year USD LIBOR + 3.00%), 06/30/25 (l) (m)	388	256
		776
Utilities 0.1%
Talen Energy Supply, LLC
Term Loan, 0.00%, (SOFR + 4.75%), 11/11/23 (m) (q)	374	374
Waterbridge Midstream Operating LLC
Term Loan B, 10.57%, (3 Month USD LIBOR + 5.75%), 06/22/26 (m)	254	249
		623
Health Care 0.0%
Air Methods Corporation
2017 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 04/12/24 (m)	200	124
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 11.95%, (1 Month USD LIBOR + 7.00%), 12/08/29 (m) (p)	195	119
Envision Healthcare Corporation
2018 Third Out Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 03/31/27 (l) (m)	520	78
2022 Second Out Term Loan, 9.15%, (3 Month Term SOFR + 4.25%), 03/31/27 (l) (m)	213	51
Team Health Holdings, Inc.
1st Lien Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 01/12/24 (m)	294	250
		622
Real Estate 0.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (k) (m) (p)	114	1
Total Senior Floating Rate Instruments (cost $14,454)		12,540
OTHER EQUITY INTERESTS 0.4%
Alpha Holding, S.A. de C.V (a) (e) (h) (r)	250	—
Altaba Inc. (a) (e) (r)	1,829	4,272
Altaba Inc. (a) (b) (e) (r)	250	—
Gulfport Energy Operating Corporation (a) (e) (r)	85	—
Gulfport Energy Operating Corporation (a) (e) (r)	89	—
Gulfport Energy Operating Corporation (a) (e) (r)	93	—
Gulfport Energy Operating Corporation (a) (e) (r)	180	—
Intelsat Jackson Holdings S.A. (a) (e) (r)	320	—
Pershing Square Tontine Holdings, Ltd. (a) (e) (r)	31	4
Total Other Equity Interests (cost $4,268)		4,276
PREFERRED STOCKS 0.1%
Information Technology 0.1%
Samsung Electronics Co Ltd, 1.00%, (25, 03/15/24) (n)	28	1,145
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 05/15/23) (a) (e) (l) (n)	—	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
McDermott International, Inc. (e)	—	164
		170
Total Preferred Stocks (cost $1,176)		1,315
INVESTMENT COMPANIES 0.0%
Jasmine Broadband Internet Infrastructure Fund	1,108	230
Total Investment Companies (cost $381)		230
WARRANTS 0.0%
Achari Ventures Holdings Corp. I (a)	10	—
African Gold Acquisition Corp. (a) (e)	1	—
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (e)	83	—
Altimar Acquisition Corp. III (a)	2	—
Amprius Technologies, Inc. (a)	15	8
Ares Acquisition Corp. (a)	1	1
Arrowroot Acquisition Corp. (a)	14	2
Athena Consumer Acquisition Corp. (a)	2	—
Atlantic Coastal Acquisition Corp. (a)	5	—
Atlantic Coastal Acquisition Corp. II (a)	2	—
BigBear.ai Holdings, LLC (a)	3	1
biote Corp. (a)	5	2
Burtech Acquisition Corp. (a)	14	1
C5 Acquisition Corporation (a)	2	—
Capri Listco (a) (e)	31	—
Churchill Capital Corp VII (a)	2	—
CIIG Capital Partners II, Inc. (a)	7	1
Compagnie Financiere Richemont SA (a)	31	38
DHC Acquisition Corporation (a)	2	—
Digital Transformation Opportunities Corp. (a)	—	—
Disruptive Acquisition Corporation I (a)	4	—
ECARX Holdings Inc. (a)	2	—
EG Acquisition Corp. (a)	6	1
Enterprise 4.0 Technology Acquisition Corp. (a)	3	—
ESGEN Acquisition Corp (a)	3	—
ExcelFin Acquisition Corp. (a)	3	—
Flame Acquisition Corp. (a)	7	4
Forest Road Acquisition Corp. II (a)	3	1
Freightos Ltd (a)	3	1
Fusion Acquisition Corp. II (a)	4	—
G Squared Ascend II, Inc. (a)	2	—
GCM Grosvenor Inc. (a)	40	23
Getaround, Inc. (a)	1	—
Global Partner Acquisition Corporation II (a)	1	—
Goal Acquisitions Corp. (a)	45	1
Golden Arrow Merger Corp. (a)	4	—
Grove Collaborative Holdings, Inc. (a)	4	—
GSR II Meteora Acquisition Corp. (a)	—	—
Heliogen Holdings, Inc. (a)	1	—
Interprivate IV Infratech Partners Inc. (a)	2	—
Kaixin Auto Holdings (a)	65	1
Kensington Capital Acquisition Corp. V (a)	25	6
KLDiscovery (a)	35	1
Landcadia Holdings IV Inc. (a)	3	1
MariaDB Public Limited Company (a)	3	1
Metals Acquisition Corp. (a)	2	1
Moneylion Technologies Inc. (a)	40	2
Near Intelligence, Inc. (a)	10	1
Newcourt Acquisition Corp. (a)	4	—
NioCorp Developments Ltd. (a)	2	2
Northern Star Investment Corp. III (a)	1	—
Northern Star Investment Corp. IV (a)	1	—
Phoenix Biotech Acquisition Corp. (a)	3	—
Plum Acquisition Corp. I (a)	2	—
Prenetics Global Limited (a)	—	—
PROOF Acquisition Corp I (a)	8	1
Pyrophyte Acquisition Corp. (a)	4	—
Q-Si Operations Inc. (a)	13	2
Ross Acquisition Corp. II (a)	1	—
Screaming Eagle Acquisition Corp. (a)	12	3
Semper Paratus Acquisition Corp. (a)	4	—
Shapeways Holdings, Inc. (a)	61	1
Slam Corp. (a)	7	1
Stratim Cloud Acquisition Corp. (a)	2	—
SWVL Holdings Corp. (a)	—	—
Target Global Acquisition I Corp. (a)	6	1
Thunder Bridge Capital Partners III, Inc. (a)	4	—
TLG Acquisition One Corp. (a)	4	—
Twelve Seas Investment Company II (a)	4	—
Virgin Orbit Holdings, Inc. (a)	1	—
Whole Earth Brands, Inc. (a)	26	2
Total Warrants (cost $362)		112
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	2	4
Akouos, Inc. (a) (e)	14	11
Bristol-Myers Squibb Company (a) (e)	25	25
Intelsat Jackson Holdings, Ltd. (a) (e)	—	2
Intelsat Jackson Holdings, Ltd. (a) (e)	—	2
Localiza Rent A Car S/A (a)	—	—
Total Rights (cost $89)		44
SHORT TERM INVESTMENTS 20.0%
Investment Companies 17.2%
JNL Government Money Market Fund, 4.48% (s) (t)	189,359	189,359
U.S. Treasury Bill 2.8%
Treasury, United States Department of
4.58%, 05/18/23	31,600	31,415
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (s) (t)	5	5
Total Short Term Investments (cost $220,778)		220,779
Total Investments 114.0% (cost $1,293,935)		1,256,018
Total Securities Sold Short (23.3)% (proceeds $248,401)		(256,227)
Total Purchased Options 0.1% (cost $1,141)		596
Other Derivative Instruments (0.4)%		(4,479)
Other Assets and Liabilities, Net 9.6%		105,646
Total Net Assets 100.0%		1,101,554

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $71,756 and 6.5% of the Fund.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(k) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) All or a portion of the security was on loan as of March 31, 2023.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (23.3%)
COMMON STOCKS (17.5%)
Consumer Discretionary (4.6%)
Airbnb, Inc. - Class A	(1)	(117)
AutoZone, Inc.	(1)	(3,402)
Best Buy Co., Inc.	(75)	(5,868)
Boot Barn Holdings, Inc.	(21)	(1,642)
Burlington Stores, Inc.	(3)	(690)
Carnival Corporation	(86)	(875)
Chegg, Inc.	(1)	(10)
D.R. Horton, Inc.	(12)	(1,208)
Delivery Hero SE (a)	(1)	(42)
ETSY, Inc.	(6)	(656)
Fisker Group Inc. - Class A	(40)	(243)
Ford Motor Company	(62)	(776)
Groupon, Inc.	(7)	(28)
Guess ?, Inc.	(50)	(978)
H & R Block, Inc.	(65)	(2,283)
Just Eat Takeaway.Com N.V. (a)	(1)	(20)
LCI Industries	(2)	(185)
Lennar Corporation - Class A	(11)	(1,195)
Li Auto Inc. - ADR	(51)	(1,261)
Lucid Group, Inc.	(9)	(76)
Luminar Technologies, Inc. - Class A	(18)	(118)
Marriott Vacations Worldwide Corporation	(6)	(771)
MercadoLibre S.R.L	(1)	(1,359)
National Vision Holdings, Inc.	(27)	(512)
Norwegian Cruise Line Holdings Ltd.	(113)	(1,519)
Pool Corporation	(16)	(5,577)
RH	(17)	(4,082)
Royal Caribbean Cruises Ltd.	(30)	(1,948)
Sabre Corporation	(46)	(198)
Snap One Holdings Corp.	(50)	(469)
The Cheesecake Factory Incorporated	(1)	(38)
The Home Depot, Inc.	(20)	(5,758)
The ODP Corporation	(36)	(1,617)
Toll Brothers, Inc.	(20)	(1,228)
Topgolf Callaway Brands Corp.	(68)	(1,463)
Wayfair Inc. - Class A	(28)	(958)
Winnebago Industries, Inc.	(15)	(847)
Wynn Macau, Limited	(210)	(207)
		(50,224)
Information Technology (4.3%)
3D Systems Corporation	(5)	(49)
8X8, Inc.	(131)	(547)
Adeia Inc.	(108)	(955)
Altair Engineering Inc. - Class A	(8)	(593)
Alteryx, Inc. - Class A	(1)	(36)
AMS-Osram AG	(25)	(190)
ASML Holding N.V. - ADR	(5)	(3,655)
Bentley Systems, Incorporated - Class B	(5)	(197)
Bill Holdings, Inc.	(7)	(594)
Blackline, Inc.	(8)	(556)
Broadcom Inc.	(5)	(3,457)
Cerence Inc.	(19)	(537)
Cloudflare, Inc. - Class A	(2)	(125)
Confluent, Inc. - Class A	(2)	(50)
CrowdStrike Holdings, Inc. - Class A	(28)	(3,810)
Datadog, Inc. - Class A	(5)	(363)
DigitalOcean Holdings, Inc.	(2)	(88)
Dye & Durham Limited	(8)	(101)
Enphase Energy, Inc.	(3)	(626)
Envestnet, Inc.	(2)	(108)
Everbridge, Inc.	—	(15)
Five9, Inc.	(2)	(118)
Guidewire Software, Inc.	(3)	(285)
Harmonic, Inc.	(46)	(670)
HubSpot, Inc.	(1)	(304)
KLA Corporation	(8)	(3,107)
Marathon Digital Holdings, Inc.	(3)	(26)
MaxLinear, Inc.	(4)	(149)
Microchip Technology Incorporated	(20)	(1,680)
Mitek Systems, Inc.	(29)	(274)
Model N, Inc.	(3)	(105)
MongoDB, Inc. - Class A	(3)	(674)
NetApp, Inc.	(73)	(4,662)
Nutanix, Inc. - Class A	(5)	(120)
Okta, Inc. - Class A	(3)	(249)
On Semiconductor Corporation	—	(30)
Pagerduty, Inc.	(9)	(320)
Palo Alto Networks, Inc.	(15)	(2,958)
PAR Technology Corporation	(8)	(285)
Porch Group Inc - Class A	(6)	(8)
Q2 Holdings, Inc.	(4)	(91)
Rapid7, Inc.	(4)	(196)
Seagate Technology Holdings Public Limited Company	(88)	(5,844)
Semtech Corporation	(26)	(617)
Shopify Inc. - Class A	(2)	(77)
SMART Global Holdings, Inc.	(13)	(220)
SolarEdge Technologies Ltd.	(1)	(297)
Splunk Inc.	(2)	(228)
Unity Software Inc.	(1)	(25)
Veeco Instruments Inc.	(159)	(3,366)
Vishay Intertechnology, Inc.	(4)	(95)
Wolfspeed, Inc.	(1)	(75)
Workiva Inc. - Class A	(6)	(615)
Xperi Inc.	(115)	(1,261)
Zscaler, Inc.	(18)	(2,173)
		(47,856)
Industrials (2.7%)
ACCO Brands Corporation	(200)	(1,063)
Allison Systems, Inc.	(41)	(1,848)
American Airlines Group Inc.	(71)	(1,044)
Arcbest Corporation	(19)	(1,739)
Array Tech, Inc.	(59)	(1,287)
Axon Enterprise, Inc.	—	(1)
Bloom Energy Corporation - Class A	(108)	(2,160)
Cathay Pacific Airways Limited	(1,335)	(1,287)
Copa Holdings, S.A. - Class A	(69)	(6,358)
Deluxe Corporation	(78)	(1,251)
Desktop Metal Operating, Inc. - Class A	(485)	(1,116)
Eagle Bulk Shipping Inc.	(78)	(3,537)
Elance, Inc.	(1)	(15)
Fiverr International Ltd	—	(10)
Frontline PLC	(22)	(367)
Granite Construction Incorporated	(30)	(1,226)
JetBlue Airways Corporation	(8)	(61)
Masco Corporation	(32)	(1,605)
Plug Power Inc.	(152)	(1,787)
The Greenbrier Companies, Inc.	(10)	(315)
TPI Composites, Inc.	(10)	(130)
Uber Technologies, Inc.	(1)	(45)
Virgin Galactic Holdings, Inc. - Class A	(30)	(121)
Werner Enterprises, Inc.	(35)	(1,607)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Xometry, Inc. - Class A	(11)	(162)
		(30,142)
Health Care (2.0%)
Alphatec Holdings, Inc.	(15)	(228)
Apellis Pharmaceuticals, Inc.	(29)	(1,902)
Avadel Pharmaceuticals Public Limited Company - ADR	(67)	(618)
Bridgebio Pharma, Inc.	(3)	(42)
Coherus Biosciences, Inc.	(68)	(464)
Collegium Pharmaceutical, Inc.	(30)	(722)
CONMED Corporation	(4)	(404)
Cutera, Inc.	(33)	(783)
DexCom, Inc.	(28)	(3,290)
Dynavax Technologies Corporation	(191)	(1,874)
Envista Holdings Corporation	(34)	(1,389)
Evolent Health, Inc. - Class A	(30)	(974)
Exact Sciences Corporation	(2)	(115)
Globus Medical, Inc. - Class A	(1)	(61)
Gossamer Bio, Inc.	(58)	(74)
Health Catalyst, Inc.	(13)	(147)
Innoviva, Inc.	(21)	(232)
Inotiv, Inc.	(9)	(37)
Insmed Incorporated	(42)	(717)
Integer Holdings Corporation	—	(11)
Ionis Pharmaceuticals, Inc.	(2)	(68)
Karyopharm Therapeutics Inc.	(31)	(121)
MannKind Corporation	(498)	(2,042)
Mesa Laboratories, Inc.	(1)	(170)
Neogenomics, Inc.	(9)	(154)
NextGen Healthcare, Inc.	(35)	(610)
Pacira Pharmaceuticals, Inc.	(6)	(226)
PetIQ, Inc. - Class A	(25)	(283)
Pharming Group N.V.	(211)	(280)
Pphm, Inc.	(49)	(920)
Revance Therapeutics, Inc.	(42)	(1,367)
Travere Therapeutics, Inc.	(31)	(703)
Varex Imaging Corporation	(75)	(1,357)
		(22,385)
Materials (1.2%)
Agnico Eagle Mines Limited	(13)	(683)
Amyris, Inc.	(44)	(60)
Antofagasta PLC	(8)	(150)
ATI Inc.	(69)	(2,712)
Century Aluminum Company	(34)	(336)
Danimer Scientific, Inc. - Class A	(39)	(136)
Lithium Americas Corp.	(8)	(174)
Livent Corporation	(125)	(2,720)
MP Materials Corp. - Class A	(8)	(225)
Pan American Silver Corp.	(57)	(1,036)
The Sherwin-Williams Company	(4)	(900)
Turquoise Hill Resources Ltd - Class A	(131)	(1,183)
United States Steel Corporation	(119)	(3,118)
		(13,433)
Financials (0.8%)
AON Public Limited Company - Class A	(2)	(501)
Arbor Realty Trust, Inc.	(20)	(226)
Block, Inc. - Class A	(1)	(61)
Encore Capital Group, Inc.	(36)	(1,828)
EZCORP, Inc. - Class A	(156)	(1,338)
Focus Financial Partners Inc. - Class A	(40)	(2,068)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(6)	(160)
I3 Verticals, Inc. - Class A	(16)	(390)
LendingTree, Inc.	—	(3)
PennyMac Mortgage Investment Trust	(22)	(273)
Redwood Trust, Inc.	(51)	(343)
Repay Holdings Corporation - Class A	(8)	(52)
Shift4 Payments, LLC - Class A	(18)	(1,374)
Two Harbors Investment Corp.	(4)	(61)
WisdomTree, Inc.	(14)	(80)
		(8,758)
Communication Services (0.6%)
Bandwidth Inc. - Class A	(3)	(42)
Cinemark Holdings, Inc.	(152)	(2,251)
Dish Network Corporation - Class A	(9)	(84)
Former Charter Communications Parent, Inc. - Class A	(1)	(343)
Liberty Media Corporation - Series A	(5)	(142)
Live Nation Entertainment, Inc.	(6)	(404)
Magnite, Inc.	(1)	(13)
Match Group, Inc.	(4)	(144)
Sea Limited - Class A-ADR	(13)	(1,122)
Snap Inc. - Class A	(48)	(542)
Spotify Technology S.A.	(1)	(69)
TechTarget, Inc.	(1)	(52)
The Marcus Corporation	(100)	(1,602)
		(6,810)
Real Estate (0.5%)
Braemar Hotel & Resorts Inc.	(94)	(363)
Compass, Inc. - Class A	(578)	(1,868)
Pebblebrook Hotel Trust	(29)	(404)
Realogy Holdings Corp.	(11)	(59)
Redfin Corporation	(7)	(61)
Retail Opportunity Investments Corp.	(84)	(1,168)
StorageVault Canada Inc.	(27)	(125)
Summit Hotel TRS 005, LLC	(32)	(221)
Zillow Group, Inc. - Class C	(20)	(879)
		(5,148)
Consumer Staples (0.5%)
Central Garden & Pet Company - Class A	(34)	(1,334)
Freshpet, Inc.	(5)	(361)
Herbalife Nutrition Ltd.	(36)	(573)
Post Holdings, Inc.	(2)	(168)
The Beauty Health Company - Class A	(24)	(306)
The Chefs' Warehouse, Inc.	(13)	(446)
United Natural Foods, Inc.	(72)	(1,903)
		(5,091)
Energy (0.2%)
Baytex Energy Corp.	(33)	(122)
Helix Energy Solutions Group, Inc.	(244)	(1,891)
Transocean Ltd. (a)	(91)	(579)
		(2,592)
Utilities (0.1%)
Alliant Energy Corporation	(1)	(43)
PPL Corporation	(3)	(80)
Sunnova Energy International Inc.	(27)	(417)
The Southern Company	(1)	(48)
		(588)
Total Common Stocks (proceeds $186,791)		(193,027)
INVESTMENT COMPANIES (3.7%)
Invesco QQQ Trust - Series 1	(6)	(1,886)
iShares iBoxx $ High Yield Corporate Bond ETF	(121)	(9,169)
SPDR S&P 500 ETF Trust	(55)	(22,550)
VanEck Semiconductor ETF	(25)	(6,598)
Total Investment Companies (proceeds $38,619)		(40,203)
SHORT TERM INVESTMENTS (2.1%)
Treasury Securities (2.1%)
Treasury, United States Department of
4.65%, 04/04/23	(23,000)	(22,997)
Total Short Term Investments (proceeds $22,991)		(22,997)
Total Securities Sold Short (23.3%) (proceeds $248,401)		(256,227)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	02/06/23	135	136	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	01/31/23	142	128	—
Adyen B.V.	06/13/18	1,582	4,251	0.4
Alibaba Group Holding Limited	05/14/21	457	296	—
Altaba Inc. (callable at 100, 09/09/21)	09/30/22	—	—	—
AMS-Osram AG, 2.13%, 11/03/27	02/09/21	2,295	1,641	0.2
Banco Davivienda S.A., 6.65% (callable at 100, 04/22/31)	07/28/22	152	138	—
BRF S.A., 5.75%, 09/21/50	07/22/22	267	267	—
Cabinet of Ministers of Ukraine, 0.00%, 03/15/35	03/19/21	304	51	—
Camposol SA, 6.00%, 02/03/27	08/09/21	356	189	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	2,331	2,341	0.2
China Feihe Limited	03/07/23	408	365	0.1
Commonwealth of Australia, 3.00%, 03/21/47	12/19/22	445	460	0.1
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	182	136	—
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/23)	01/26/23	100	100	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	269	—
CT Trust, 5.13%, 02/03/32	02/16/23	166	167	—
Delivery Hero SE	01/21/22	435	197	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,109	1,016	0.1
Delivery Hero SE, 1.50%, 01/15/28	09/28/21	122	69	—
Dino Polska Spolka Akcyjna	10/05/22	1,273	1,841	0.2
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	228	103	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	254	—
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	286	242	—
Fideicomiso F/80460, 5.50%, 07/31/47	08/01/22	155	155	—
Fix Price Group Ltd	03/05/21	317	—	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	183	156	—
Just Eat Takeaway.Com N.V.	10/26/22	967	214	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	956	718	0.1
Kenya, Government of, 7.25%, 02/28/28	07/28/22	177	196	—
Lagardere SCA, 2.13%, 10/16/26	02/03/23	735	737	0.1
Lagardere SCA, 1.75%, 10/07/27	02/02/23	737	737	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	203	183	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	340	302	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	431	350	0.1
Ministry of Finance of the Russian Federation, 0.00%, 02/03/27	09/29/16	791	32	—
Ministry of Finance of the Russian Federation, 0.00%, 05/23/29	09/04/20	1,442	67	—
Ministry of Finance of the Russian Federation, 0.00%, 04/10/30	06/19/19	460	19	—
Ministry of Finance of the Russian Federation, 0.00%, 03/23/33	06/18/19	1,025	42	—
Ministry of Finance of the Russian Federation, 0.00%, 05/10/34	06/19/19	1,229	51	—
Ministry of Finance of the Russian Federation, 0.00%, 03/16/39	01/16/20	1,652	61	—
Movida Europe S.A., 5.25%, 02/08/31	02/09/22	175	146	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	97	60	—
Nigeria, Federal Government of, 6.13%, 09/28/28	08/02/22	149	155	—
OCP S.A., 5.13%, 06/23/51	04/14/22	354	328	0.1
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	334	259	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	1,146	1,178	0.1
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	118	—
PT Gajah Tunggal Tbk, 8.95%, 06/23/26	05/17/22	158	158	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	148	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 08/17/23)	12/06/19	192	124	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	198	14	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	07/28/22	148	155	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	173	146	—
TE Connectivity Ltd.	10/24/18	2,318	3,107	0.3
Tecila Sociedad Anonima, 8.50%, 06/27/29	05/12/22	37	38	—
Tecila Sociedad Anonima, 7.00%, 12/15/47	04/22/22	214	217	—
Tencent Holdings Limited, 3.24%, 06/03/50	11/23/22	120	133	—
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	12/01/22	129	129	—
The Arab Republic of Egypt, 5.25%, 10/06/25	08/01/22	191	182	—
Transocean Ltd.	02/23/23	(593)	(579)	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	202	188	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/04/19	181	1	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	08/19/22	307	297	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/06/22	127	119	—
VTR Finance N.V., 6.38%, 07/15/28	04/22/22	234	101	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	841	161	—
		33,068	25,760	2.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/(Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	264	44

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	124	December 2023		29,431	(5)	141
30 Day Fed Funds Rate	335	May 2023		132,960	—	(87)
3M EURIBOR	278	December 2023	EUR	67,167	—	(139)
3M SOFR Index	59	June 2024		14,028	13	146
3M SOFR Index	45	March 2025		10,897	13	2
AUD/USD Spot Rate	56	June 2023		3,770	(25)	(18)
EUR/USD Spot Rate	38	June 2023		5,048	(28)	131
JPY/USD Spot Rate	109	June 2023		10,122	(20)	263
Long Gilt	4	June 2023	GBP	405	(1)	10
MXN/USD Spot Rate	160	June 2023		4,210	20	164
United States 5 Year Note	302	July 2023		33,120	126	(48)
United States Long Bond	283	June 2023		36,880	547	237
United States Ultra Bond	108	June 2023		15,165	53	77
					693	879
Short Contracts
3M SOFR Index	(89)	March 2024		(21,381)	(8)	88
3M SOFR Index	(22)	March 2026		(5,313)	(6)	(26)
90 Day Eurodollar	(132)	December 2023		(31,683)	(11)	187
CAD/USD Spot Rate	(30)	June 2023		(2,199)	1	(21)
Euro Bund	(6)	June 2023	EUR	(822)	(16)	8
GBP/USD Spot Rate	(16)	June 2023		(1,195)	6	(41)
Japan 10 Year Bond	(12)	June 2023	JPY	(1,781,230)	17	29
United States 10 Year Note	(94)	June 2023		(10,786)	(38)	(16)
United States 10 Year Ultra Bond	(345)	June 2023		(40,400)	(312)	(1,394)
United States 2 Year Note	(558)	July 2023		(115,589)	(71)	389
					(438)	(797)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.26	(M)	10/25/32	MXN	27,543	4	83
28-Day MEXIBOR (M)	Paying	8.45	(M)	03/01/33	MXN	20,692	3	5
U.S. SOFR (A)	Receiving	1.22	(A)	08/15/28		5,455	(16)	575
U.S. SOFR (A)	Receiving	2.85	(A)	02/15/29		1,898	(7)	38
U.S. SOFR (A)	Receiving	3.27	(A)	04/30/29		14,929	(54)	7
U.S. SOFR (A)	Receiving	3.85	(A)	06/30/29		9,387	(36)	(299)
U.S. SOFR (A)	Receiving	3.25	(A)	09/30/29		1,930	(8)	1
U.S. SOFR (A)	Receiving	2.00	(A)	03/18/32		1,354	(7)	114
U.S. SOFR (A)	Receiving	3.22	(A)	05/15/32		17,456	(100)	(290)
U.S. SOFR (A)	Receiving	1.65	(A)	08/15/47		688	(6)	95
U.S. SOFR (A)	Receiving	2.51	(A)	02/15/48		1,762	(18)	158
U.S. SOFR (A)	Receiving	2.62	(A)	02/15/48		3,151	(33)	296
U.S. SOFR (A)	Receiving	2.60	(A)	02/15/48		11,380	(120)	303
U.S. SOFR (A)	Receiving	3.15	(A)	05/15/48		2,877	(33)	440
U.S. SOFR (A)	Receiving	2.50	(A)	04/21/52		990	(10)	87
U.S. SOFR (A)	Paying	4.60	(A)	06/04/24		2,647	1	2
U.S. SOFR (A)	Paying	3.55	(A)	03/01/25		83,433	83	28
U.S. SOFR (A)	Paying	3.40	(A)	06/21/25		30,918	35	58
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	21	(259)
U.S. SOFR (A)	Paying	3.25	(A)	12/31/29		3,455	15	25
U.S. SOFR (A)	Paying	3.40	(A)	12/31/29		1,028	13	9
							(273)	1,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.40 (Q)	4.63	5.00	06/20/28	(2,871)	43	15	52
CDX.NA.IG.40 (Q)	0.75	1.00	06/20/28	(27,387)	313	27	93
Teva Pharmaceutical Industries Ltd (Q)	2.06	1.00	06/20/26	(296)	(9)	—	20
					347	42	165

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Apr. 2023	(11)	EUR	138.00	04/21/23	6	(13)
Euro Bund Future, May 2023	(5)	EUR	134.00	04/21/23	1	4
Euro Bund Future, May 2023	(55)	EUR	138.00	04/21/23	(5)	66
Euro Bund Future, May 2023	(44)	EUR	135.00	04/21/23	17	12
Euro Bund Future, May 2023	(20)	EUR	136.50	04/21/23	(3)	7
Euro Bund Future, May 2023	(16)	EUR	137.00	04/21/23	(2)	7
					14	83

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2023	Call	97.13	12/18/23	307	144
JPY/USD Spot Rate Future, Jun. 2023	Call	0.0074	04/06/23	5	14
SOFR 1 Year Midcurve Future, Dec. 2024	Put	96.00	12/15/23	74	45
SOFR 1 Year Midcurve Future, Dec. 2024	Put	95.88	12/15/23	32	17
United States 10 Year Note Future, Jun. 2023	Call	117.00	04/21/23	7	2
United States 10 Year Note Future, Jun. 2023	Call	116.00	04/21/23	10	5
United States 10 Year Note Future, Jun. 2023	Call	119.00	04/21/23	22	3
United States 10 Year Note Future, Jun. 2023	Call	118.00	04/21/23	42	8
United States 10 Year Note Future, Jun. 2023	Call	116.25	04/21/23	43	21
United States 10 Year Note Future, Jun. 2023	Call	115.50	04/21/23	64	45
United States 10 Year Note Future, Jun. 2023	Call	116.75	04/21/23	21	8
United States 10 Year Note Future, Jun. 2023	Call	116.50	04/21/23	4	2
United States 5 Year Note 5th Week Future, Jun. 2023	Call	111.25	03/31/23	32	—
United States 5 Year Note Future, Jun. 2023	Call	112.50	04/21/23	32	4
United States 5 Year Note Future, Jun. 2023	Call	112.00	04/21/23	62	10
United States 5 Year Note Future, Jun. 2023	Call	111.00	04/21/23	128	37
United States 5 Year Note Future, Jun. 2023	Call	110.25	04/21/23	97	44
United States 5 Year Note Future, Jun. 2023	Call	110.00	04/21/23	23	12
United States 5 Year Note Future, Jun. 2023	Put	106.75	04/21/23	109	3
United States 5 Year Note Future, Jun. 2023	Put	106.50	04/21/23	210	5
United States 5 Year Note Future, Jun. 2023	Put	106.25	04/21/23	164	3
United States Long Bond Future, Jun. 2023	Call	135.00	04/21/23	19	10
United States Long Bond Future, Jun. 2023	Call	136.00	04/21/23	21	8
United States Long Bond Future, Jun. 2023	Call	137.00	04/21/23	11	3
United States Long Bond Future, Jun. 2023	Call	133.50	04/21/23	21	18
United States Long Bond Future, Jun. 2023	Call	133.00	04/21/23	16	16
United States Long Bond Future, Jun. 2023	Call	134.00	04/21/23	29	21
					508
Options on Securities
American Airlines Group Inc.	Call	15.00	04/14/23	81	3
Gol Linhas Aereas Inteligentes S.A.	Call	4.00	04/21/23	50	—
Groupon, Inc.	Put	4.00	09/15/23	37	4
Groupon, Inc.	Put	4.00	10/20/23	16	2
Open Doors Technology Inc.	Call	2.00	05/19/23	157	4
Porch Group Inc	Call	5.00	06/16/23	113	2
Qurate Retail, Inc.	Call	3.00	04/21/23	271	2
RingCentral, Inc.	Call	50.00	06/16/23	11	—
Royal Caribbean Cruises Ltd.	Put	61.00	04/14/23	27	2
SPDR S&P Regional Banking ETF	Put	43.00	05/19/23	102	24
					43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/CAD Spot Rate	GSC	Put	CAD	1.35	06/09/23	1,030,000	12
USD/INR Spot Rate	JPM	Put	INR	82.75	04/03/23	860,000	6
USD/ZAR Spot Rate	GSC	Put	ZAR	17.90	06/09/23	1,030,000	27
							45

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3 Month SOFR Index Future, Dec. 2023	Call	95.00	12/15/23	19	(87)
3 Month SOFR Index Future, Dec. 2023	Put	95.50	12/15/23	208	(247)
90 Day Eurodollar Future, Dec. 2023	Call	97.00	12/18/23	89	(45)
90 Day Eurodollar Future, Dec. 2023	Call	98.00	12/18/23	462	(115)
90 Day Eurodollar Future, Dec. 2023	Call	95.50	12/18/23	3	(4)
90 Day Eurodollar Future, Dec. 2023	Call	97.88	12/18/23	151	(41)
AUD/USD Spot Rate Future, Jun. 2023	Call	0.70	04/06/23	10	—
AUD/USD Spot Rate Future, Jun. 2023	Call	0.68	04/06/23	5	—
AUD/USD Spot Rate Future, Jun. 2023	Call	0.67	04/06/23	10	(4)
EUR/USD Spot Rate Future, Jun. 2023	Call	1.09	04/06/23	10	(6)
EUR/USD Spot Rate Future, Jun. 2023	Call	1.10	04/06/23	9	(1)
EUR/USD Spot Rate Future, Jun. 2023	Call	1.07	04/06/23	10	(26)
EUR/USD Spot Rate Future, Jun. 2023	Call	1.08	04/06/23	10	(20)
JPY/USD Spot Rate Future, Jun. 2023	Call	0.0077	04/06/23	5	(1)
JPY/USD Spot Rate Future, Jun. 2023	Call	0.0076	04/06/23	15	(9)
JPY/USD Spot Rate Future, Jun. 2023	Call	0.0075	04/06/23	20	(32)
SOFR 1 Year Midcurve Future, Dec. 2024	Call	97.00	12/15/23	277	(330)
SOFR 1 Year Midcurve Future, Dec. 2024	Call	96.75	12/15/23	10	(14)
SOFR 1 Year Midcurve Future, Dec. 2024	Put	95.38	12/15/23	148	(39)
SOFR 1 Year Midcurve Future, Dec. 2024	Put	95.25	12/15/23	64	(14)
United States 10 Year Note 1st Week Future, Jun. 2023	Put	114.00	04/07/23	85	(18)
United States 10 Year Note 5th Week Future, Jun. 2023	Call	116.00	03/31/23	21	—
United States 10 Year Note 5th Week Future, Jun. 2023	Call	116.75	03/31/23	14	—
United States 10 Year Note 5th Week Future, Jun. 2023	Put	114.50	03/31/23	14	—
United States 10 Year Note Future, Jun. 2023	Call	115.00	04/21/23	35	(31)
United States 10 Year Note Future, Jun. 2023	Call	114.00	04/21/23	75	(107)
United States 10 Year Note Future, Jun. 2023	Call	115.00	05/26/23	39	(55)
United States 10 Year Note Future, Jun. 2023	Put	114.00	04/21/23	85	(43)
United States 10 Year Note Future, Jun. 2023	Put	115.00	04/21/23	49	(48)
United States 10 Year Note Future, Jun. 2023	Put	113.00	04/21/23	171	(45)
United States 10 Year Note Future, Jun. 2023	Put	111.50	04/21/23	78	(6)
United States 10 Year Note Future, Jun. 2023	Put	111.00	04/21/23	84	(4)
United States 5 Year Note 5th Week Future, Jun. 2023	Call	111.00	03/31/23	21	—
United States 5 Year Note 5th Week Future, Jun. 2023	Call	110.00	03/31/23	74	—
United States 5 Year Note 5th Week Future, Jun. 2023	Call	110.50	03/31/23	96	—
United States 5 Year Note Future, Jun. 2023	Call	108.00	04/21/23	60	(99)
United States 5 Year Note Future, Jun. 2023	Call	107.50	04/21/23	51	(106)
United States 5 Year Note Future, Jun. 2023	Put	108.00	04/21/23	186	(27)
United States 5 Year Note Future, Jun. 2023	Put	107.00	04/21/23	54	(3)
United States Long Bond 1st Week Future, Jun. 2023	Put	130.00	04/07/23	32	(17)
United States Long Bond 5th Week Future, Jun. 2023	Call	132.00	03/31/23	10	—
United States Long Bond 5th Week Future, Jun. 2023	Put	131.00	03/31/23	22	—
United States Long Bond 5th Week Future, Jun. 2023	Put	130.00	03/31/23	58	—
United States Long Bond Future, Jun. 2023	Call	132.00	04/21/23	11	(15)
United States Long Bond Future, Jun. 2023	Call	132.50	04/21/23	5	(6)
United States Long Bond Future, Jun. 2023	Put	129.00	04/21/23	58	(46)
United States Long Bond Future, Jun. 2023	Put	130.00	04/21/23	43	(51)
United States Long Bond Future, Jun. 2023	Put	127.00	04/21/23	22	(8)
United States Long Bond Future, Jun. 2023	Put	128.00	04/21/23	22	(12)
					(1,782)
Options on Securities
Activision Blizzard, Inc.	Call	72.50	04/21/23	306	(390)
Activision Blizzard, Inc.	Call	75.00	05/19/23	221	(243)
First Horizon Corporation	Call	20.00	04/21/23	2	—
Focus Financial Partners Inc.	Call	55.00	04/21/23	34	—
Horizon Therapeutics Public Limited Company	Call	120.00	05/19/23	20	—
Oak Street Health, Inc.	Call	36.00	04/21/23	50	(14)
Oak Street Health, Inc.	Call	35.00	04/21/23	41	(15)
Rogers Corporation	Call	150.00	04/21/23	22	(30)
Seagen Inc.	Call	200.00	04/21/23	17	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
SPDR S&P Regional Banking ETF	Put	38.00	05/19/23	102	(10)
TEGNA Inc.	Call	16.00	05/19/23	19	(2)
					(710)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	MSC	Call	BRL	5.37	04/05/23	960,000	—
USD/BRL Spot Rate	MSC	Call	BRL	5.31	05/15/23	970,000	(10)
USD/BRL Spot Rate	MSC	Put	BRL	5.37	04/05/23	960,000	(55)
USD/BRL Spot Rate	MSC	Put	BRL	5.31	05/15/23	970,000	(47)
USD/EUR Spot Rate	BNP	Call	EUR	1.06	05/18/23	1,060,000	(4)
USD/EUR Spot Rate	BNP	Put	EUR	1.06	05/18/23	1,060,000	(29)
USD/KRW Spot Rate	MSC	Call	KRW	1,244.00	05/03/23	960,000	(45)
USD/ZAR Spot Rate	GSC	Call	ZAR	20.00	06/09/23	1,030,000	(4)
							(194)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/18/23	AUD	1,349	902	(53)
AUD/USD	MSC	04/18/23	AUD	18	12	—
BRL/USD	JPM	04/18/23	BRL	12,138	2,389	123
CAD/USD	JPM	04/13/23	CAD	2,625	1,942	2
CAD/USD	JPM	04/18/23	CAD	4,219	3,122	(37)
CAD/USD	JPM	04/18/23	CAD	1,544	1,142	6
CNH/USD	JPM	04/18/23	CNH	43,740	6,371	(55)
CNH/USD	JPM	04/18/23	CNH	3,846	560	6
CNY/USD	JPM	04/18/23	CNY	18,928	2,757	(35)
CNY/USD	JPM	04/18/23	CNY	15,656	2,280	10
COP/USD	MSC	04/18/23	COP	4,069,579	871	16
EUR/USD	JPM	04/17/23	EUR	337	367	7
EUR/USD	BNP	04/18/23	EUR	2,406	2,612	(5)
EUR/USD	BNP	04/18/23	EUR	1,200	1,303	2
EUR/USD	MSC	04/18/23	EUR	1,149	1,247	19
GBP/USD	MSC	04/18/23	GBP	471	582	6
IDR/USD	JPM	04/18/23	IDR	7,540,575	503	18
INR/USD	JPM	04/18/23	INR	237,715	2,889	29
JPY/USD	GSC	04/18/23	JPY	23,577	178	(1)
JPY/USD	MSC	04/18/23	JPY	23,695	179	(5)
KRW/USD	BOA	04/18/23	KRW	1,187,689	913	(20)
KRW/USD	JPM	04/18/23	KRW	1,186,560	912	(1)
MXN/USD	GSC	04/18/23	MXN	36,151	2,001	24
MYR/USD	MSC	04/18/23	MYR	2,117	480	(7)
NOK/USD	MSC	04/18/23	NOK	1,639	157	(8)
PLN/USD	MSC	04/18/23	PLN	8,988	2,081	5
SGD/USD	JPM	04/18/23	SGD	676	508	(2)
SGD/USD	JPM	04/18/23	SGD	1,256	944	8
TWD/USD	BOA	04/18/23	TWD	19,960	657	2
USD/AUD	GSC	04/27/23	AUD	(675)	(451)	(4)
USD/AUD	GSC	04/27/23	AUD	(27)	(18)	—
USD/AUD	SSB	06/29/23	AUD	(824)	(553)	(4)
USD/AUD	GSC	12/05/23	AUD	(136)	(92)	(1)
USD/AUD	GSC	12/05/23	AUD	(1,122)	(756)	—
USD/BRL	JPM	04/18/23	BRL	(4,910)	(966)	(20)
USD/BRL	JPM	04/18/23	BRL	(634)	(125)	—
USD/CAD	JPM	04/13/23	CAD	(5,531)	(4,093)	(59)
USD/CAD	JPM	04/18/23	CAD	(1,275)	(944)	(16)
USD/CAD	JPM	04/18/23	CAD	(213)	(157)	—
USD/CAD	SSB	06/29/23	CAD	(1,854)	(1,374)	(23)
USD/CNH	JPM	04/18/23	CNH	(39,470)	(5,749)	49
USD/CNY	JPM	04/18/23	CNY	(43,068)	(6,275)	17
USD/COP	JPM	04/18/23	COP	(4,069,579)	(871)	(37)
USD/EUR	JPM	04/13/23	EUR	(627)	(680)	(5)
USD/EUR	JPM	04/17/23	EUR	(337)	(366)	(3)
USD/EUR	BNP	04/18/23	EUR	(3,179)	(3,451)	(16)
USD/EUR	BNP	04/18/23	EUR	(781)	(848)	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	04/18/23	EUR	(339)	(368)	—
USD/EUR	GSC	04/18/23	EUR	(203)	(220)	(5)
USD/EUR	MSC	04/18/23	EUR	(1,389)	(1,507)	(32)
USD/EUR	GSC	05/30/23	EUR	(493)	(536)	(10)
USD/EUR	GSC	05/30/23	EUR	(45)	(50)	—
USD/EUR	SSB	06/29/23	EUR	(4,077)	(4,443)	(35)
USD/EUR	JPM	09/20/23	EUR	(600)	(656)	(9)
USD/EUR	JPM	09/20/23	EUR	(800)	(875)	6
USD/GBP	JPM	05/25/23	GBP	(515)	(635)	(6)
USD/HKD	SSB	06/29/23	HKD	(3,719)	(476)	—
USD/IDR	JPM	04/18/23	IDR	(64,912,095)	(4,327)	(173)
USD/IDR	JPM	04/18/23	IDR	(18,969,326)	(1,265)	4
USD/INR	JPM	04/18/23	INR	(107,096)	(1,302)	2
USD/JPY	GSC	04/18/23	JPY	(37,760)	(285)	(3)
USD/JPY	GSC	04/18/23	JPY	(1,091,010)	(8,236)	113
USD/KRW	JPM	04/18/23	KRW	(1,187,689)	(913)	52
USD/KRW	MSC	04/18/23	KRW	(768,000)	(590)	(1)
USD/MXN	GSC	04/18/23	MXN	(49,096)	(2,717)	(237)
USD/MXN	MSC	04/18/23	MXN	(18,155)	(1,005)	(3)
USD/MYR	MSC	04/18/23	MYR	(636)	(144)	—
USD/NOK	MSC	04/18/23	NOK	(642)	(61)	—
USD/PLN	MSC	04/18/23	PLN	(16,096)	(3,725)	(114)
USD/RUB	GSC	09/20/23	RUB	(16,230)	(196)	28
USD/SGD	JPM	04/18/23	SGD	(1,932)	(1,452)	(23)
USD/TWD	BOA	04/18/23	TWD	(59,330)	(1,952)	—
USD/ZAR	BBH	04/04/23	ZAR	(10,296)	(578)	(1)
USD/ZAR	SSB	04/05/23	ZAR	(493)	(28)	—
USD/ZAR	BNP	04/18/23	ZAR	(17,587)	(987)	(25)
USD/ZAR	BOA	04/18/23	ZAR	(7,232)	(406)	(9)
USD/ZAR	GSC	04/18/23	ZAR	(14,194)	(796)	3
USD/ZAR	GSC	06/13/23	ZAR	(9,151)	(511)	(23)
ZAR/USD	GSC	04/18/23	ZAR	25,745	1,444	(59)
ZAR/USD	GSC	04/18/23	ZAR	10,430	585	10
ZAR/USD	GSC	06/13/23	ZAR	9,124	509	22
					(25,612)	(593)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BNP	12.61	(A)	01/02/29	BRL	13,790	—	17
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	(31)
BRAZIBOR (A)	Paying	JPM	12.89	(A)	01/02/29	BRL	26,633	—	75
								—	61

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -3.25% (M)	TBD	(1,300,000)		(1,001)	(204)
Advanced Wireless Semiconductor Company (MT)	GSC	Federal Funds Effective Rate -7.25% (M)	TBD	(254,000)		(622)	(117)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	34,400	HKD	3,187	29
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	24,711		2,279	236
Alpha and Omega Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,994)		(763)	152
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(3,011)		(325)	4
Antofagasta PLC (MT)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(24,632)	GBP	(356)	(38)
Arca Continental S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	68,800		582	37
Arcos Dorados S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	99,852		782	(9)
ASMedia Technology Inc. (MT)	GSC	Federal Funds Effective Rate -9.25% (M)	TBD	(31,000)		(753)	(434)
Aspen Pharmacare Holdings (MT)	MSC	South African Johannesburg Interbank Agreed Rate +0.75% (M)	TBD	105,013	ZAR	14,968	219
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(119,000)		(1,106)	49
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(73,900)		(172)	21
Banco do Brasil S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (M)	TBD	528,700		3,595	591
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	7,325		117	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Camtek Ltd. (MT)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(12,579)		(302)	(53)
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -0.98% (M)	TBD	(19,558)		(511)	(24)
Capitec Bank Holdings (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(7,872)	ZAR	(14,905)	103
China National Building Material Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,114,000)	HKD	(7,297)	22
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(303,000)	HKD	(2,724)	27
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(1,173)		(210)	(15)
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -4.38% (M)	TBD	(3,329)		(592)	(51)
Cielo S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (M)	TBD	222,700		187	24
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	7,225		528	49
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	39,316		265	48
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -24.50% (M)	TBD	(1,002,400)		(932)	(35)
Compal Electronics Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(834,000)		(600)	(86)
Coupang, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	135,042		2,429	(302)
Credicorp Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	4,033		527	5
DB Hitek Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(9,121)		(298)	(214)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	80,477	SGD	2,749	(83)
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -7.00% (M)	TBD	(98,000)		(127)	(22)
Erste Group Bank AG (M)	GSC	1W Euribor +0.45% (M)	TBD	7,728	EUR	229	6
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -10.25% (M)	TBD	(171,000)		(1,000)	(134)
Flat Glass Group Co., Ltd. (MT)	BOA	1M HIBOR -0.35% (M)	TBD	(298,000)	HKD	(6,005)	(81)
FocalTech Systems Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -10.46% (M)	TBD	(97,000)		(206)	(48)
Formosa Plastics Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(93,000)		(272)	(5)
Freeport-McMoRan Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(14,228)		(553)	(26)
Giant Manufacturing Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(41,435)		(306)	67
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	21,899		1,476	499
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	15,892		2,448	620
Grupo Bimbo S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	247,600		1,144	88
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	148,300		621	218
Grupo Financiero Banorte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	408,500		3,321	115
Grupo Mexico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(94,000)		(374)	(71)
HANA Micron Inc. (MT)	GSC	Federal Funds Effective Rate -4.75% (M)	TBD	(81,622)		(663)	(361)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(34,536)		(180)	(8)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (M)	TBD	(57,300)		(300)	(17)
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(2,971)		(461)	(86)
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(1,718)		(261)	(55)
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(112,775)		(107)	50
Headhunter Group PLC (MT) ‡	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	13,705		206	(209)
Hess Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,574)		(502)	32
Hua Hong Semiconductor Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(272,000)	HKD	(7,303)	(264)
HYBE Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(3,504)		(383)	(122)
Hyundai Mobis Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	4,948		800	21
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(2,367)		(295)	(48)
InMode Ltd (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	39,267		1,423	(228)
Itau Unibanco Holding S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	34,888		173	12
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	21,533		1,274	(346)
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (M)	TBD	1,433	HKD	346	(13)
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.45% (M)	TBD	115,449	EUR	2,340	159
KakaoBank Corp. (MT)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(23,424)		(497)	61
Kanzhun Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(18,482)		(361)	14
KCE Electronics Public Company Limited (MT)	MSC	Federal Funds Effective Rate -28.88% (M)	TBD	(107,600)		(151)	2
Kerry Express (Thailand) Public Company Limited (MT)	MSC	Federal Funds Effective Rate -33.63% (M)	TBD	(224,300)		(117)	6
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (M)	TBD	(5,988)		(296)	(90)
Kinsus Interconnect Technology Corp. (MT)	MSC	Federal Funds Effective Rate -7.50% (M)	TBD	(260,000)		(1,141)	133
Kiwoom Securities Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.88% (M)	TBD	(7,769)		(531)	(103)
Klabin S.A. (MT)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(27,700)		(110)	7
Krafton, Inc. (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(3,189)		(455)	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
KT&G Corporation (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	7,671		575	(85)
Kumba Iron Ore Ltd (MT)	HSB	South African Johannesburg Interbank Agreed Rate -0.60% (M)	TBD	(9,778)	ZAR	(4,729)	9
Kumho Petrochemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(4,681)		(504)	(29)
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(6,700)	JPY	(180,666)	181
Leeno Industrial Inc. (MT)	MSC	Federal Funds Effective Rate -1.88% (M)	TBD	(5,936)		(765)	106
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(266)		(143)	(3)
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(52,243)		(576)	(79)
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(705)		(383)	56
Maxscend Microelectronics Company Limited (MT)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(23,600)		(393)	(47)
MediaTek Inc. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(41,000)		(995)	(54)
Micro-Star International Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -9.85% (M)	TBD	(172,000)		(683)	(132)
Mizrahi-Tefahot Bank Ltd. (MT)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	29,693	ILS	3,656	(93)
Monday.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	14,859		2,036	81
Monolithic Power Systems, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,026)		(527)	16
MOS Holdings Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,732)		(634)	47
Muangthai Capital Public Company Limited (MT)	MSC	Federal Funds Effective Rate -16.00% (M)	TBD	(177,300)		(197)	16
Murata Manufacturing Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(11,700)	JPY	(87,539)	(57)
Nan Ya P.C.B. Service Company (MT)	MSC	Federal Funds Effective Rate -11.63% (M)	TBD	(132,000)		(1,312)	22
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(74,900)		(178)	(16)
NAVER Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,834)		(864)	(32)
Netmarble Corp. (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(8,483)		(339)	(91)
Nine Dragons Paper (Holdings) Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,010,000)	HKD	(6,370)	58
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,891)		(251)	(48)
Nova Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,334)		(574)	(77)
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -8.25% (M)	TBD	(76,000)		(308)	(76)
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -7.25% (M)	TBD	(144,000)		(600)	(117)
Orion Incorporation (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	13,380		1,344	49
Ozon Holdings PLC (M) ‡	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)		(0)	—
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,594)		(116)	10
PANJIT International Inc. (MT)	MSC	Federal Funds Effective Rate -9.75% (M)	TBD	(511,000)		(1,058)	(159)
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -6.75% (M)	TBD	(37,000)		(1,013)	(297)
Pepco Group N.V. (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	65,440		638	(15)
Petpal Pet Nutrition Technology Co.,Ltd. (MT)	HSB	Federal Funds Effective Rate +1.00% (M)	TBD	193,300		490	1
Playtika Holding Corp. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(15,957)		(144)	(34)
Powerchip Semiconductor Manufacturing Corp. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(663,000)		(762)	37
Proya Cosmetics Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate +1.01% (M)	TBD	44,300		1,047	109
PT Unilever Indonesia, Tbk. (MT)	HSB	Federal Funds Effective Rate -3.50% (M)	TBD	(664,500)		(203)	8
PTT Exploration And Production Public Company Limited (MT)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(68,300)		(303)	2
PTT Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(331,400)		(304)	(2)
Public Joint Stock Company Detsky Mir (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	560,770		0	—
Public Joint Stock Company Magnit (MT) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	66,084		0	—
Public Joint Stock Company Sberbank of Russia (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	41,476		0	—
Realtek Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(93,000)		(927)	(331)
Reliance Industries Limited (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	3,716		241	(35)
Samsung Electro-Mechanics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,801)		(845)	(74)
Samsung Electronics Co Ltd (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	1,907		2,292	47
SAPPI (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(92,023)	ZAR	(4,532)	9
SDI Corporation (MT)	MSC	Federal Funds Effective Rate -9.88% (M)	TBD	(155,000)		(536)	(145)
Sendas Distribuidora S/A (MT)	GSC	Federal Funds Effective Rate +0.86% (M)	TBD	258,800		957	(169)
Shandong Energy Group Co., Ltd (MT)	MSC	1M HIBOR -0.55% (M)	TBD	(100,000)	HKD	(2,733)	(10)
Shanghai Wingtech Electronics Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(62,800)		(514)	10
Shenzhen Goodix Technology Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -10.59% (M)	TBD	(2,216)		(17)	(2)
Shenzhen Goodix Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -16.50% (M)	TBD	(11,500)		(87)	(9)
Shinko Electric Industries Co., Ltd. (MT)	MSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(27,200)	JPY	(103,582)	(61)
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(63,000)		(1,177)	175
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(4,057)		(228)	33
SK Bioscience Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -10.75% (M)	TBD	(4,425)		(262)	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	8,572		537	38
SK ie Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(14,455)		(698)	(88)
SKSHU Paint Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(57,700)		(989)	9
Sociedad Quimica Y Minera De Chile S.A. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,076)		(758)	22
Southern Copper Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,649)		(221)	(58)
Sri Trang Agro-Industry Public Company Limited (MT)	MSC	Federal Funds Effective Rate -29.00% (M)	TBD	(414,200)		(220)	(65)
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(129,500)	SGD	(141)	6
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(65,700)	HKD	(6,820)	80
Suzano S.A. (MT)	GSC	Federal Funds Effective Rate -3.12% (M)	TBD	(10,969)		(108)	18
Suzuki Motor Corporation (MT)	GSC	Tokyo Overnight Average Rate +0.47% (M)	TBD	61,000	JPY	286,879	44
Synaptics Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,625)		(825)	(15)
Taiwan Cement Corporation (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(409,000)		(504)	16
Taiyo Yuden Co, Ltd (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(12,100)	JPY	(53,180)	(9)
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(77,500)	HKD	(7,750)	157
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	21,200	HKD	6,322	231
The Siam Cement Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(49,300)		(464)	14
Thungela Resources (MT)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(39,201)	GBP	(360)	(1)
TOA Paint (Thailand) Company Limited (MT)	MSC	Federal Funds Effective Rate -7.75% (M)	TBD	(206,700)		(192)	3
Tongwei Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -3.80% (M)	TBD	(53,800)		(317)	13
Top Glove Corporation Bhd (MT)	MSC	Federal Funds Effective Rate -11.44% (M)	TBD	(1,939,900)		(369)	(52)
Trip.com Group Limited (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	28,908		1,027	61
TSE Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.63% (M)	TBD	(13,039)		(400)	(44)
TSE Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	(6,520)		(212)	(10)
TSRC Corporation (MT)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(590,000)		(543)	(1)
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(211,000)		(1,150)	129
UPI Semiconductor Corp. (MT)	GSC	Federal Funds Effective Rate -12.75% (M)	TBD	(98,000)		(1,001)	(28)
USI Corporation (MT)	MSC	Federal Funds Effective Rate -3.63% (M)	TBD	(407,000)		(281)	(73)
Vanchip(Tianjin)Technology Co.,Ltd (MT)	MSC	Federal Funds Effective Rate -9.85% (M)	TBD	(3,489)		(24)	(7)
VK Company Limited (MT) ‡	MSC	Federal Funds Effective Rate -7.63% (M)	TBD	(137,620)		(482)	473
Will Semiconductor Co., Ltd. Shanghai (MT)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(61,150)		(722)	(93)
WIN Semiconductors Corp. (MT)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(86,000)		(421)	(96)
WIN Semiconductors Corp. (MT)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(84,000)		(432)	(75)
Xiaomi Corporation (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(394,800)	HKD	(4,540)	(27)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(564,000)	HKD	(8,415)	73
Xinyi Solar Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(188,000)	HKD	(1,626)	(17)
Yageo Corporation (MT)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(35,020)		(561)	(49)
YiHai International Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(80,000)	HKD	(2,180)	44
Zoomlion Heavy Industry Science and Technology Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,280,800)	HKD	(4,970)	(43)
							(960)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M)‡	1M LIBOR +0.00% (Q)	BOA	01/02/24		—	—	23
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	08/02/23		38	—	—
Capri Listco (MT)	OBFR +0.75% (M)	BOA	02/10/24		13	—	(9)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	02/22/24		627	—	23
Electricite de France (MT)	OBFR +0.61% (Q)	GSC	07/19/23		567	—	11
Euronav (MT)	OBFR +0.61% (Q)	GSC	10/12/23		254	—	(34)
Meituan (MT)	1M HIBOR +0.50% (M)	GSC	12/31/25	HKD	334	—	(4)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	09/17/23		1,244	—	15
OZ Minerals Limited (MT)	OBFR +0.61% (Q)	GSC	03/08/24		460	—	5
Willis Towers Watson Public Limited Company (M)	SOFR +0.61% (Q)	GSC	05/16/23		375	—	37
Aareal Bank AG (MT)	OBFR +0.55% (Q)	JPM	07/07/23		635	—	(12)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	09/19/23		587	—	(93)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Wens Foodstuff Group Co., Ltd. (MT)	OBFR -3.40% (M)	JPM	02/09/26		2,216	—	(71)
Shaw Communications Inc. (MT)	OBFR +0.75% (Q)	MLP	02/10/24		453	—	10
						—	(99)
Total return swap agreements - paying return
EQUITY
Frontline PLC (MT)	OBFR -4.50% (M)	GSC	04/30/23		(78)	—	(19)
Novozymes A/S (MT)	OBFR +0.00% (Q)	GSC	02/22/24		(673)	—	2
China Resources Microelectronics Limited (MT)	Federal Funds Effective Rate -9.34% (M)	JPM	09/25/23		(423)	—	(66)
China Resources Microelectronics Limited (MT)	OBFR -0.30% (M)	JPM	09/18/23		(101)	—	(14)
Vanchip(Tianjin)Technology Co.,Ltd (MT)	OBFR -0.40% (M)	JPM	02/23/26		(19)	—	(4)
IBIDEN Co., Ltd. (MT)	Tokyo Overnight Average Rate -0.45% (A)	MSC	02/23/26	JPY	(70,188)	—	(92)
Wangsu Science & Technology Co., Ltd. (MT)	Federal Funds Effective Rate -9.85% (M)	MSC	09/23/23		(216)	—	(47)
						—	(240)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	434,187	75,039	255	509,481
Corporate Bonds And Notes	—	309,359	163	309,522
Non-U.S. Government Agency Asset-Backed Securities	—	117,856	80	117,936
Government And Agency Obligations	—	79,783	—	79,783
Senior Floating Rate Instruments[1]	—	12,584	—	12,584
Other Equity Interests	—	—	4,276	4,276
Preferred Stocks	1,145	—	170	1,315
Investment Companies	230	—	—	230
Warrants	112	—	—	112
Rights	—	—	44	44
Short Term Investments	189,364	31,415	—	220,779
	625,038	626,036	4,988	1,256,062
Liabilities - Securities
Common Stocks	(190,851)	(2,176)	—	(193,027)
Investment Companies	(40,203)	—	—	(40,203)
Short Term Investments	—	(22,997)	—	(22,997)
	(231,054)	(25,173)	—	(256,227)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,872	—	—	1,872
Centrally Cleared Interest Rate Swap Agreements	—	2,324	—	2,324
Centrally Cleared Credit Default Swap Agreements	—	165	—	165
Exchange Traded Futures Options	96	—	—	96
Exchange Traded Purchased Options	551	—	—	551
OTC Purchased Options	—	45	—	45
Open Forward Foreign Currency Contracts	—	592	—	592
OTC Interest Rate Swap Agreements	—	92	—	92
OTC Contracts for Difference	—	5,799	473	6,272
OTC Total Return Swap Agreements	—	103	23	126
	2,519	9,120	496	12,135
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,790)	—	—	(1,790)
Centrally Cleared Interest Rate Swap Agreements	—	(848)	—	(848)
Exchange Traded Futures Options	(13)	—	—	(13)
Exchange Traded Written Options	(2,492)	—	—	(2,492)
OTC Written Options	—	(194)	—	(194)
Open Forward Foreign Currency Contracts	—	(1,185)	—	(1,185)
OTC Interest Rate Swap Agreements	—	(31)	—	(31)
OTC Contracts for Difference	—	(7,023)	(209)	(7,232)
OTC Total Return Swap Agreements	—	(465)	—	(465)
	(4,295)	(9,746)	(209)	(14,250)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 96.4%
China 26.4%
Alibaba Group Holding Limited (a) (b)	1,351	17,151
Alibaba Group Holding Limited - ADR (a)	15	1,550
Amoy Diagnostics Co., Ltd. - Class A	59	240
Angel Yeast Co., Ltd. - Class A	488	2,963
Anhui Conch Cement Company Limited - Class H	240	832
Anhui Gujing Distillery Company Limited - Class B	298	5,328
ANTA Sports Products Limited	185	2,684
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	9	168
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	17	211
Autohome Inc. - Class A - ADR	114	3,813
Baidu, Inc. - Class A (a) (b)	350	6,566
Bank of Ningbo Co., Ltd. - Class A	264	1,048
Beijing BTG Hotel (Group) Co., Ltd. - Class A (a)	21	72
Beijing Capital International Airport Co., Ltd. - Class H (a)	3,538	2,608
China Construction Bank Corporation - Class H	9,265	6,002
China Longyuan Power Group Corporation Limited - Class H	1,762	2,009
China Merchants Bank Co., Ltd. - Class H	670	3,425
China National Building Material Co., Ltd. - Class H	1,028	841
China Oilfield Services Limited - Class A	1,662	3,536
China Oilfield Services Limited - Class H	513	528
China Overseas Land & Investment Limited	114	275
China Pacific Insurance (Group) Co., Ltd. - Class H	277	734
China Railway Group Limited - Class A	731	732
China Resources Gas Group Limited	1,222	4,490
China Resources Land Limited	30	136
China Tourism Group Duty Free Corporation Limited - Class A	72	1,909
China Vanke Co., Ltd. - Class H	154	242
China Yangtze Power Co., Ltd. - Class A	222	688
Contemporary Amperex Technology Co., Limited - Class A	71	4,211
CSC Financial Co., Ltd. - Class H (b)	1,043	1,018
CSPC Pharmaceutical Group Limited	373	365
Eastroc Beverage(Group) Co., Ltd. - Class A	162	4,546
ENN energy Holdings Limited	148	2,027
Fuyao Glass Industry Group Co., Ltd. - Class A	780	3,944
Ganfeng Lithium Group Co., Ltd - Class H (b)	122	772
GDS Holdings Ltd. - ADR (a)	5	99
Glodon Company Limited - Class A	93	1,006
Great Wall Motor Company Limited - Class H (c)	653	804
Guangdong Investment Limited	3,188	3,259
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	144	881
Guangzhou Yatsen Global Co., Ltd. - Class A - ADR (a)	355	525
H World Group Limited - ADR	6	297
Haidilao International Holding Ltd. (b) (c)	405	1,095
Haitian International Holdings Limited	2,067	5,340
Hangzhou Tigermed Consulting Co., Ltd - Class A	19	266
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	17	155
Hosa International Limited (a) (c) (d)	7,408	—
Industrial and Commercial Bank of China Limited - Class H	1,437	764
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	897	3,793
JD.com, Inc. - Class A	11	247
Joyy Inc. - Class A - ADR	35	1,096
Kanzhun Limited - ADR (a)	156	2,978
KE Holdings Inc. - Class A - ADR (a)	484	9,135
Kingdee International Software Group Company Limited (a)	350	562
Kweichow Moutai Co., Ltd. - Class A	17	4,443
Li Ning Company Limited	1,371	10,777
Longfor Properties Co. Ltd.	944	2,661
Meituan - Class B (a) (b)	111	2,030
MicroPort Scientific Corporation (a)	39	92
NARI Technology Co., Ltd. - Class A	1,086	4,292
NetEase, Inc.	31	549
New Oriental Education & Technology Group Inc. - ADR (a)	4	167
Ping An Insurance (Group) Co of China Ltd - Class H	272	1,760
Poly Developments and Holdings Group Co., Ltd. - Class A	86	177
Proya Cosmetics Co., Ltd. - Class A	31	822
Qingdao Haier Biomedical Co Ltd - Class A	279	2,704
Remegen, Ltd. - Class A (a)	7	57
Remegen, Ltd. - Class H (a) (b) (c)	22	118
SANY Heavy Industry Co., Ltd. - Class A	185	460
Shandong Weigao Group Medical Polymer Company Limited - Class H	2,100	3,352
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	124	353
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	87	3,425
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,590	3,944
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	14	627
Shenzhou International Group Holdings Limited	659	6,883
Silergy Corp.	229	3,648
Sinoma Science & Technology Co., Ltd. - Class A	491	1,728
Sinopharm Group Co. Ltd. - Class H	124	373
Tencent Holdings Limited	253	12,347
Tingyi (Cayman Islands) Holding Corp.	1,608	2,688
Tongcheng-Elong Holdings Limited (a) (b)	2,161	4,708
Tongdao Liepin Group (a) (b) (c)	2,031	2,661
Trip.com Group Limited (a)	168	6,307
Trip.com Group Limited - ADR (a)	16	604
Tsingtao Brewery Co., Ltd. - Class H	518	5,670
Weichai Power Co., Ltd. - Class A	2,724	5,004
WuXi AppTec Co., Ltd. - Class A	28	318
WuXi AppTec Co., Ltd. - Class H (b)	723	7,568
Wuxi Biologics Cayman Inc (a) (b)	109	670
Xiamen Faratronic Co., Ltd. - Class A	251	5,332
Xpeng Inc. (a) (c)	303	1,686
Xtep International Holdings Limited	541	691
Yadea Group Holdings Ltd (b)	1,950	5,024
Yangzijiang Shipbuilding (Holdings) Ltd.	3,858	3,503
Yifeng Pharmacy Chain Co., Ltd. - Class A	34	288
YiHai International Holdings Limited	121	356
Yunnan Energy New Material Co., Ltd. - Class A	71	1,171
Zhejiang Hangke Technology Incorporated Company - Class A	81	528
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	651	589
ZTO Express (Cayman) Inc. - Class A - ADR	257	7,363
		250,484
India 12.8%
Ambuja Cements Limited	133	596
Apollo Hospitals Enterprise Limited	9	500
Ashok Leyland Limited	666	1,136
Axis Bank Limited	389	4,090
Bharti Airtel Limited	355	3,246
Computer Age Management Services Private Limited	170	4,215
Divis Laboratories Limited	187	6,440
HDFC Bank Limited	403	7,922
Hindalco Industries Limited	581	2,894
ICICI Bank Limited	563	6,037
Indiamart Intermesh Limited	46	2,808
KFIN Technologies Limited (a)	209	715
Kotak Mahindra Bank Limited	614	13,003
Larsen and Toubro Limited	91	2,401
Mahindra and Mahindra Limited	71	1,013
Multi Commodity Exchange of India Limited	369	6,839
Oracle Financial Services Software Limited	196	7,819
Petronet LNG Limited	1,654	4,624
Power Grid Corporation of India Limited	294	811
Reliance Industries Limited	321	9,150
SBI Life Insurance Company Limited (b)	82	1,096
Shree Cement Limited	12	3,830
Shriram Finance Limited	200	3,083
Tata Consultancy Services Limited	136	5,335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Tata Steel Limited	359	459
Tech Mahindra Limited	279	3,777
UPL Limited	491	4,312
WNS (Holdings) Limited - ADR (a)	133	12,357
Zomato Limited (a)	715	449
		120,957
Taiwan 9.8%
Accton Technology Corporation	36	379
ADDCN Technology Co., Ltd.	846	5,619
Airtac International Group	173	6,739
ASE Technology Holding Co., Ltd.	1,248	4,636
BizLink Holding Inc.	359	3,314
E Ink Holdings Inc.	351	2,144
Hon Hai Precision Industry Co., Ltd.	3,152	10,824
Kerry TJ Logistics Company Limited	2,062	2,575
MediaTek Inc.	250	6,514
Nanya Technology Corporation	1,202	2,646
President Chain Store Corporation	65	577
Sporton International Inc.	630	5,618
Taiwan Semiconductor Manufacturing Company Limited	2,352	41,712
		93,297
South Korea 7.9%
Amorepacific Corporation	17	1,805
CJ CheilJedang Corp. (c)	10	2,465
Coupang, Inc. - Class A (a)	269	4,305
Duzon Bizon Co., Ltd.	67	1,819
E-MART Inc.	8	626
Hyundai Motor Company	33	4,685
Kangwon Land, Inc.	48	737
KT&G Corporation	44	2,859
Leeno Industrial Inc.	23	2,501
LOTTE Chemical Corporation (c)	22	3,236
Nice Information Service Co., Ltd.	392	3,725
POSCO Holdings Inc.	2	691
S-1 Corporation	124	5,280
Samsung C&T Corporation	16	1,371
Samsung Electronics Co Ltd	524	25,951
SaraminHR Co., Ltd.	204	3,804
SK Hynix Inc.	38	2,580
SK innovation Co., Ltd. (a)	—	32
SK Telecom Co., Ltd.	43	1,603
Webcash Co., Ltd.	200	2,278
Younglimwon Soft Lab Co., Ltd.	281	2,196
		74,549
Mexico 5.9%
Arca Continental S.A.B. de C.V.	492	4,467
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	99	139
Corporacion Moctezuma S.A.B. de C.V.	1,806	6,014
Fresnillo PLC	319	2,930
GRUMA, S.A.B. de C.V. - Class B	336	4,962
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	261	5,069
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	19	3,747
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	31	9,479
Grupo Mexico, S.A.B. de C.V. - Class B	1,221	5,783
Qualitas Controladora, S.A.B. De C.V. (c)	905	5,779
Wal - Mart de Mexico, S.A.B. de C.V.	1,884	7,534
		55,903
Brazil 5.6%
American Beverage Co Ambev	1,281	3,633
Banco BTG Pactual S/A	874	3,381
BB Seguridade Participacoes S/A	99	636
Boa Vista Servicos S/A	5,122	7,661
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	177	1,763
Hapvida Participacoes E Investimentos S/A (b)	3,672	1,906
Klabin S.A.	825	2,947
Lojas Renner S/A.	773	2,531
Magazine Luiza S.A.	794	518
Multiplan Empreendimentos Imobiliarios S/A (a)	723	3,510
NU Holdings Ltd. - Class A (a)	579	2,755
Petroleo Brasileiro S/A Petrobras.	161	846
Raia Drogasil S.A.	90	432
Tegma Gestao Logistica S.A.	2,458	8,851
TIM S.A	443	1,099
TOTVS S.A.	717	3,978
Vale S.A. - ADR	204	3,218
Vasta Platform Limited - Class A (a) (c) (e)	1,077	3,457
		53,122
Hong Kong 5.1%
AIA Group Limited	1,490	15,630
China Mengniu Dairy Company Limited	2,174	8,928
China Overseas Holdings Limited	4,500	5,481
Galaxy Entertainment Group Limited	582	3,887
Hong Kong Exchanges and Clearing Limited	119	5,277
Melco Resorts & Entertainment Limited - ADR (a)	38	480
Techtronic Industries Company Limited	743	8,078
The Wharf (Holdings) Limited	60	137
		47,898
Poland 3.7%
Allegro.eu (a) (b)	911	6,228
Dino Polska Spolka Akcyjna (a) (b)	93	8,429
Grupa Pracuj Spolka Akcyjna	863	11,668
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	375	3,058
Wirtualna Polska Holding SA	245	5,753
		35,136
Thailand 3.5%
Bangkok Dusit Medical Services Public Company Limited.	4,168	3,605
Central Pattana Public Company Limited	117	236
CP ALL Public Company Limited	928	1,685
Fabrinet (a)	43	5,104
Humanica Limited	10,886	3,732
KASIKORNBANK Public Company Limited	827	3,214
Land and Houses Public Company Limited - NVDR	7,584	2,190
Land and Houses Public Company Limited	7,629	2,203
PTT Exploration And Production Public Company Limited	695	3,063
Union Auction Public Company Limited	26,502	8,225
		33,257
Indonesia 2.9%
PT Avia Avian Tbk	60,305	2,398
PT Dayamitra Telekomunikasi	56,424	2,656
PT Sarana Menara Nusantara Tbk	40,379	2,494
PT Telkom Indonesia (Persero) Tbk	885	240
PT. Bank Central Asia Tbk	15,153	8,862
PT. Bank Rakyat Indonesia (Persero) Tbk.	32,757	10,360
		27,010
South Africa 1.9%
Capitec Bank Holdings	50	4,763
Clicks Group	162	2,342
Discovery (a)	122	958
Firstrand Ltd (c)	1,209	4,108
Gold Fields Limited	122	1,631
Kumba Iron Ore Ltd (b) (c)	100	2,539
Naspers Limited - Class N	6	1,047
Sibanye Stillwater (c)	181	373
		17,761
Malaysia 1.8%
Carlsberg Brewery Malaysia Berhad	1,081	5,285
CIMB Group Holdings Berhad	4,731	5,701
Heineken Malaysia Berhad	959	5,767
		16,753
United Kingdom 1.5%
Anglo American PLC	43	1,414
Baltic Classifieds Group PLC	4,550	8,690
Endava PLC - Class A - ADR (a)	26	1,772
Hikma Pharmaceuticals Public Limited Company	10	208
Standard Chartered PLC	252	1,912
		13,996
Hungary 1.4%
MOL Hungarian Oil and Gas Public Limited Company	129	948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
OTP Bank Nyrt.	163	4,675
Wizz Air Holdings PLC (a) (b)	209	7,659
		13,282
Saudi Arabia 1.3%
Saudi Basic Industries Corporation	129	3,103
Saudi British Bank	734	6,914
The Saudi National Bank	219	2,692
		12,709
Netherlands 0.9%
BE Semiconductor Industries N.V.	48	4,141
Prosus N.V. - Class N	54	4,201
		8,342
Luxembourg 0.8%
Globant S.A. (a)	30	4,873
Tenaris S.A.	202	2,861
		7,734
Singapore 0.8%
Haw Par Corporation Limited	527	3,865
Jardine Cycle & Carriage Limited	163	3,837
		7,702
United States of America 0.7%
EPAM Systems, Inc. (a)	23	6,844
Switzerland 0.5%
Lafarge	75	4,808
Chile 0.5%
Banco de Chile	45,245	4,393
Philippines 0.3%
Ayala Land Inc.	358	175
BDO Unibank, Inc.	1,286	3,050
		3,225
Kazakhstan 0.3%
Kaspi.Kz, AO - GDR (f)	32	2,421
Macau 0.1%
Sands China Ltd. (a)	311	1,081
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	22	323
United Arab Emirates 0.0%
Emaar Properties PJSC	129	198
NMC Health PLC (d)	119	—
Russian Federation 0.0%
Headhunter Group PLC - ADR (a) (b) (d)	25	—
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR (a) (b) (d)	2	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Public Joint Stock Society Oil Company Lukoil - ADR (a) (b) (d)	47	—
TCS Group Holding PLC - GDR (a) (b) (d)	71	—
Yandex N.V. - Class A (a) (b) (d)	280	—
Total Common Stocks (cost $964,161)		913,185
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
iShares Core MSCI Emerging Markets ETF	96	4,695
Total Investment Companies (cost $4,822)		4,695
PREFERRED STOCKS 0.5%
Brazil 0.4%
Banco Bradesco S.A. (g)	1,283	3,343
South Korea 0.1%
Samsung Electronics Co Ltd, 1.00%, (25, 03/15/24) (h)	25	1,044
Total Preferred Stocks (cost $6,336)		4,387
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.1%
JNL Government Money Market Fund, 4.48% (e) (i)	14,250	14,250
T. Rowe Price Government Reserve Fund, 4.75% (e) (i)	5,950	5,950
		20,200
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (e) (i)	4,455	4,455
Total Short Term Investments (cost $24,655)		24,655
Total Investments 100.0% (cost $999,974)		946,922
Other Assets and Liabilities, Net 0.0%		439
Total Net Assets 100.0%		947,361

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $2,421 and 0.3% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Vasta Platform Limited - Class A	4,307	—	—	—	—	(850)	3,457	0.4

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	10/25/21	20,379	17,151	1.8
Allegro.eu	08/31/22	4,798	6,228	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/10/21	467	211	—
Baidu, Inc. - Class A	09/16/21	5,803	6,566	0.7
CSC Financial Co., Ltd. - Class H	02/17/21	1,297	1,018	0.1
Dino Polska Spolka Akcyjna	07/07/20	5,303	8,429	0.9
Ganfeng Lithium Group Co., Ltd - Class H	05/12/21	1,245	772	0.1
Haidilao International Holding Ltd.	03/10/22	723	1,095	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	02/10/21	312	155	—
Hapvida Participacoes E Investimentos S/A	02/14/22	6,342	1,906	0.2
Headhunter Group PLC	04/20/21	1,074	—	—
Kumba Iron Ore Ltd	11/14/22	2,800	2,539	0.3
Meituan - Class B	01/10/22	2,278	2,030	0.2
Public Joint Stock Company Gazprom	11/23/21	5,367	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	01/04/17	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	03/02/22	541	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	8,676	—	—
Public Joint Stock Society Oil Company Lukoil	01/15/21	3,890	—	—
Remegen, Ltd. - Class H	12/07/21	93	118	—
SBI Life Insurance Company Limited	03/14/22	1,180	1,096	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	07/24/20	4,166	4,708	0.5
Tongdao Liepin Group	04/22/20	4,337	2,661	0.3
Wizz Air Holdings PLC	08/01/22	6,131	7,659	0.8
WuXi AppTec Co., Ltd. - Class H	03/15/21	9,014	7,568	0.8
Wuxi Biologics Cayman Inc	12/23/22	739	670	0.1
Yadea Group Holdings Ltd	11/02/22	3,459	5,024	0.5
Yandex N.V. - Class A	02/25/21	10,006	—	—
		122,842	77,604	8.2

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/TWD	SCB	04/06/23	TWD	(847)	(28)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	169,457	743,728	—	913,185
Investment Companies	4,695	—	—	4,695
Preferred Stocks	4,387	—	—	4,387
Short Term Investments	24,655	—	—	24,655
	203,194	743,728	—	946,922
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.3%
Japan 18.5%
Adastria Co., Ltd.	83	1,534
Alfresa Holdings Corporation (a)	53	676
Anicom Holdings, Inc.	153	591
BayCurrent Consulting , Inc.	80	3,306
Bengo4.com, Inc. (a) (b)	90	1,647
Canon Marketing Japan Inc.	38	905
COLOPL, Inc.	264	1,194
Credit Saison Co., Ltd (a)	244	3,101
Daido Steel Co., Ltd. (a)	28	1,106
Daiwabo Holdings Co., Ltd.	64	1,063
Demae-Can Co., Ltd (a) (b)	106	349
DMG Mori Co., Ltd.	161	2,721
EDION Corporation (a)	94	907
eGuarantee, Inc.	142	2,331
Electric Power Development Co., Ltd. - Class D	334	5,351
Freee K.K. (a) (b)	34	880
Fujikura Ltd.	311	2,212
Ga Technologies Co., Ltd. (b)	143	1,323
GMO Payment Gateway, Inc.	28	2,437
Gulliver International Co., Ltd.	147	952
HANWA Co., Ltd.	42	1,261
Hosiden Corporation.	59	717
Infomart Corporation	553	1,161
Inter Action Corporation	51	591
IRISO Electronics Co., Ltd. (a)	67	2,493
istyle Inc. (a) (b)	205	867
Japan Elevator Service Holdings Co., Ltd. (a)	136	2,218
JEOL Ltd.	73	2,372
JMDC Inc.	48	1,667
Kamakura Shinsho, Ltd. (a)	278	2,146
KATITAS Co., Ltd.	153	2,989
KH Neochem Co., Ltd.	68	1,240
Kitanotatsujin Corporation	512	1,298
Kobe Bussan Co., Ltd.	75	2,082
Komeri Co., Ltd. (a)	35	713
Locondo, Inc. (b)	103	864
Macnica Fuji Electronics Holdings, Inc.	35	982
MegaChips Corporation	165	4,089
NHK SPRING Co., Ltd.	114	814
Optex Group Co., Ltd.	131	2,063
Outsourcing Inc.	192	1,895
Raksul, Inc. (a) (b)	357	3,736
Rakus Co., Ltd.	192	2,783
Sankyo Co., Ltd.	75	3,115
Sansan, Inc. (b)	125	1,434
SHIFT, Inc. (b)	21	3,719
Shima Seiki Mfg., Ltd. (a)	84	1,198
SHIMAMURA Co., Ltd.	51	5,174
SKY Perfect JSAT Holdings Inc.	253	990
Snow Peak, Inc. (a)	100	1,545
Sojitz Corporation (a)	277	5,788
Suzuken Co., Ltd.	61	1,545
TechnoPro Holdings, Inc.	83	2,291
The Yokohama Rubber Co., Ltd.	41	870
Tokyo Steel Manufacturing Co., Ltd.	111	1,145
Tokyo Tatemono Co., Ltd.	131	1,594
transcosmos inc.	48	1,127
Tsugami Corporation (a)	322	3,496
Visional,Inc. (b)	53	2,954
Wealthnavi Inc. (a) (b)	142	1,291
		114,903
Taiwan 8.5%
Airtac International Group	232	9,061
ASPEED Technology Inc.	48	4,188
Chicony Electronics Co., Ltd	459	1,442
Chroma ATE Inc.	615	3,612
E Ink Holdings Inc.	312	1,906
Giga-Byte Technology Co., Ltd.	279	1,234
Global Unichip Corp.	226	8,168
Kindom Construction Corp.	723	715
King Yuan ELECTRONICS CO., LTD.	1,337	2,143
Radiant Opto-Electronics Corporation	1,286	4,685
SIBON Electronics Co., Ltd.	246	2,770
Simplo Technology Co., Ltd.	473	4,730
Supreme Electronics Co., Ltd.	681	1,000
T3EX Global Holdings Corp.	530	1,370
TaiDoc Technology Corporation	101	618
TCI Co., Ltd.	166	1,105
Wistron Corporation	2,373	3,274
Wistron NeWeb Corporation	228	781
		52,802
United Kingdom 8.3%
Alpha Group International PLC	102	2,422
Angle PLC (a) (b)	845	209
Auto Trader Group PLC	287	2,191
B&M European Value Retail S.A.	672	4,009
Baltic Classifieds Group PLC	1,324	2,529
Centrica PLC	4,494	5,888
Dechra Pharmaceuticals PLC	57	1,855
Diploma PLC	81	2,813
Dotdigital Group PLC	959	1,131
Drax Group PLC	119	895
DS Smith PLC	256	996
Dunelm Group PLC	95	1,291
FD Technologies Public Limited Company (b)	99	2,087
Games Workshop Group PLC	52	6,179
Inchcape PLC	144	1,377
Investec PLC	482	2,671
Jet2 PLC	57	933
Keller Group PLC	114	954
Molten Ventures PLC (b)	200	676
Naked Wines PLC (a) (b)	374	473
OSB Group PLC	168	1,000
Oxford Nanopore Technologies PLC (b)	123	338
Redde Northgate PLC	413	1,763
RS Group PLC	193	2,179
Team17 Group PLC (b)	292	1,373
Trustpilot Group PLC (b)	824	900
Victoria P.L.C. (a) (b)	435	2,635
		51,767
Sweden 6.6%
Addtech AB - Class B	319	5,943
Avanza Bank Holding AB (a)	325	7,630
Bactiguard Holding AB - Class B (a) (b)	45	323
Betsson AB - Class B (b)	88	833
CellaVision AB	24	431
Hemnet AB	186	3,124
HMS Networks AB	78	3,199
Nordnet AB	168	2,778
Paradox Interactive AB (publ)	96	2,383
Sdiptech AB (publ) - Class B (b)	74	1,726
SSAB AB - Class B	746	5,323
Storskogen Group AB (publ)	861	721
Storytel AB (publ) - Class B (a) (b)	63	218
Thule Group AB (a) (c)	109	2,696
Vitec Software Group AB (publ) - Class B	43	2,210
VNV Global AB (publ) (a) (b)	279	549
Xvivo Perfusion Aktiebolag (b)	42	997
		41,084
Canada 6.0%
AGF Management Limited - Class B	543	3,192
Artis Real Estate Investment Trust	228	1,283
Canfor Corporation (b)	238	3,827
Cargojet Inc.	25	2,066
Celestica Inc. (b)	103	1,328
Crescent Point Energy Corp.	159	1,122
Docebo Canada Inc. (b)	56	2,261
Interfor Corporation (b)	197	3,212
Kinaxis Inc. (b)	47	6,418
Parex Resources Inc.	186	3,453
Prairiesky Royalty Ltd. (a)	229	3,626
Russel Metals Inc.	122	3,086
Stelco Holdings Inc.	14	552

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Descartes Systems Group Inc. (b)	25	2,028
		37,454
Italy 5.4%
Ariston Holding N.V.	242	2,672
Banca Mediolanum SpA	254	2,304
Bper Banca Spa	1,283	3,159
Brunello Cucinelli S.p.A.	56	5,593
Iveco Group N.V. (b)	302	2,857
Piaggio & C. S.p.A.	146	623
Reply S.p.A.	37	4,663
Stevanato Group Societa' Per Azioni	102	2,653
Technogym S.p.A. (c)	294	2,618
Technoprobe S.p.A. (b)	399	2,891
Unipol Gruppo S.p.A.	651	3,340
		33,373
Australia 5.3%
Charter Hall Retail REIT	306	775
Cleanspace Holdings Limited (b)	895	257
Coronado Global Resources Inc. - CDI (c)	772	847
Eagers Automotive Limited	99	898
GrainCorp Limited - Class A	514	2,387
Helia Group Limited	366	705
HUB24 Limited	199	3,693
JB Hi-Fi Limited (a)	160	4,586
Lovisa Holdings Limited	170	2,777
Metcash Limited	1,368	3,535
Netwealth Group Limited	235	2,149
New Hope Corporation Limited (a)	804	3,072
Perenti Limited	1,330	1,077
Pilbara Minerals Limited	690	1,843
Super Retail Group Limited	138	1,169
Vulcan Energy Resources Limited (a) (b)	87	334
Whitehaven Coal Limited	684	3,096
		33,200
South Korea 4.7%
BNK Financial Group Inc.	158	793
Cafe24 Corp. (b)	58	429
DB Hitek Co., Ltd.	37	2,074
Dongkuk Steel Mill Co., Ltd.	58	548
Duzon Bizon Co., Ltd.	64	1,740
Hanwha Corporation	87	1,765
Hyosung Corporation	13	692
Hyundai Marine & Fire Insurance Co., Ltd.	89	2,327
JB Financial Group Co., Ltd.	152	1,023
Koh Young Technology Inc.	288	3,775
LOTTE Fine Chemical Co,. Ltd.	20	906
LS Corp.	27	1,682
LX International Corp.	112	2,507
Park Systems Corp.	13	1,590
Poongsan Corporation	37	1,079
Posco International Corporation	270	4,667
Wanted Lab, Inc. (b)	57	593
Youngone Corporation	35	1,228
		29,418
Germany 4.4%
Aumann AG (c)	45	748
Aurubis AG	27	2,508
AUTO1 Group SE (b)	125	882
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	51	2,310
Hensoldt AG	76	2,744
Hypoport SE - Class N (b)	28	3,852
Klockner & Co SE - Class N	64	684
New Work SE - Class N	12	2,161
Puma SE	64	3,934
Salzgitter Aktiengesellschaft	27	1,088
Scout24 SE (c)	52	3,076
Sudzucker AG	50	837
tonies SE (b)	285	1,507
Veganz Group AG (b) (c)	10	125
Wustenrot & Wurttembergische AG - Class N	52	910
		27,366
Switzerland 3.7%
Accelleron Industries AG	61	1,426
Bachem Holding AG - Class N (a)	26	2,566
Bossard Holding AG	12	2,998
Global Blue Group Holding AG (a) (b)	370	2,221
medmix AG	160	3,356
PolyPeptide Group AG (d)	61	1,231
Sensirion Holding AG (b) (c)	45	4,958
Siegfried Holding AG - Class N	3	2,441
u-blox Holding AG - Class N	12	1,741
		22,938
India 3.7%
Birlasoft Solutions Ltda	512	5,822
Campus Activewear Limited (b)	57	230
CESC Ltd	935	761
Creditaccess Grameen Limited (b) (c)	160	1,794
National Aluminium Co Ltd	4,209	4,053
Power Finance Corporation Limited	2,550	4,737
Redington Limited	428	874
The South Indian Bank Limited (b)	4,976	894
UPL Limited	188	1,645
WNS (Holdings) Limited - ADR (b)	22	2,087
		22,897
China 1.9%
FinVolution Group - Class A - ADR	810	3,379
Hello Group Inc. - ADR (b)	496	4,514
Silergy Corp.	114	1,816
Xiamen Faratronic Co., Ltd. - Class A	87	1,841
		11,550
Denmark 1.8%
ALK-Abello A/S - Class B (b)	312	4,826
Dampskibsselskabet NORDEN A/S	23	1,566
Royal Unibrew A/S	44	3,875
Scandinavian Tobacco Group A/S (c)	40	805
		11,072
Mexico 1.8%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (b)	254	3,160
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	233	2,605
Qualitas Controladora, S.A.B. De C.V. (a)	452	2,885
Regional, S.A.B. De C.V.	302	2,305
		10,955
Norway 1.4%
Elkem ASA (c)	342	1,156
Eurizon Opportunita	153	1,062
Kongsberg Gruppen ASA	52	2,108
MPC Container Ships ASA	963	1,541
Norske Skog ASA (b) (d)	115	635
Norwegian Air Shuttle ASA (b)	1,222	1,259
Wallenius Wilhelmsen ASA	93	673
		8,434
France 1.3%
Elis Services	38	731
ESI Group (b)	17	1,381
Gaztransport Et Technigaz	31	3,166
SOITEC (b)	19	2,974
		8,252
Thailand 1.2%
AP (Thailand) Public Company Limited	5,258	1,849
Regional Container Lines Public Co Ltd	3,141	2,446
Sansiri Public Company Limited	31,015	1,586
Supalai Public Company Limited	2,439	1,586
		7,467
Belgium 1.1%
Biocartis Group (a) (b) (c)	106	71
D'Ieteren Group	18	3,560
Melexis	20	2,284
Proximus	95	917
		6,832
Turkey 1.1%
Anadolu Efes Biracilik Ve Malt San.A.S. - Class A	270	908
Sok Marketler Ticaret A.S. (b)	2,208	3,349
Turk Hava Yollari A.O. - Class A (b)	140	867

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Turk Traktor - Class A	64	1,688
		6,812
Hong Kong 1.1%
China Overseas Holdings Limited	1,800	2,192
Hypebeast Limited (b)	6,142	239
Johnson Electric Holdings Limited (a)	1,203	1,369
Kerry Properties Limited	898	2,288
Skyworth Group Limited	1,090	563
		6,651
Indonesia 0.9%
PT Erajaya Swasembada Tbk	33,856	1,179
PT Indo Tambangraya Megah Tbk	1,264	3,330
PT. Perusahaan Gas Negara Tbk	11,790	1,093
		5,602
Israel 0.8%
Maytronics Ltd.	402	4,283
Nayax Ltd (b)	54	923
		5,206
Luxembourg 0.8%
Aperam	17	624
Globant S.A. (b)	25	4,113
		4,737
Singapore 0.7%
Golden Agri-Resources Ltd.	5,759	1,239
Sembcorp Industries Ltd	670	2,212
Yanlord Land Group Limited	1,646	1,129
		4,580
Brazil 0.7%
CI&T Inc - Class A (b)	234	1,290
Grupo SBF S/A	820	1,356
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A.	679	1,785
		4,431
Bermuda 0.7%
Autostore Holdings Ltd (a) (b) (c)	1,478	3,187
Hafnia Limited	149	853
		4,040
Saudi Arabia 0.6%
Al Hammadi Company For Development And Investment	308	4,009
Faroe Islands 0.5%
P/F Bakkafrost Sales	48	3,131
Vietnam 0.5%
FPT Corporation	842	2,842
Ireland 0.4%
Keywords Studios PLC	81	2,749
Austria 0.4%
Raiffeisen Bank International AG	168	2,584
Poland 0.4%
Dino Polska Spolka Akcyjna (b) (c)	27	2,417
Spain 0.4%
Banco de Sabadell, S.A. (a)	846	910
Compania De Distribucion Integral Logista Holdings, S.A.	52	1,309
		2,219
United States of America 0.3%
Burford Capital Limited - Class C	194	1,912
Cellectis - ADR (b)	134	258
		2,170
Hungary 0.3%
Wizz Air Holdings PLC (b) (c)	51	1,888
Finland 0.3%
Nanoform Finland Oy (b)	219	380
Outokumpu Oyj (a)	233	1,270
		1,650
United Arab Emirates 0.3%
Network International Holdings PLC (b)	544	1,644
Greece 0.2%
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	46	1,175
New Zealand 0.2%
Volpara Health Technologies Limited (a) (b)	1,828	931
Netherlands 0.1%
AMG Advanced Metallurgical Group N.V.	15	635
Russian Federation 0.0%
Cian PLC - ADR (b) (c) (e)	267	—
Headhunter Group PLC - ADR (b) (c) (e)	44	—
Total Common Stocks (cost $681,771)		603,867
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	24	2,668
Total Investment Companies (cost $2,622)		2,668
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.8%
JNL Government Money Market Fund, 4.48% (f) (g)	11,450	11,450
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (f) (g)	4,197	4,197
Total Short Term Investments (cost $15,647)		15,647
Total Investments 100.2% (cost $700,040)		622,182
Other Assets and Liabilities, Net (0.2)%		(1,421)
Total Net Assets 100.0%		620,761

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $1,866 and 0.3% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	762	748	0.1
Autostore Holdings Ltd	08/25/22	2,140	3,187	0.5
Biocartis Group	04/22/21	268	71	—
Cian PLC	11/05/21	4,268	—	—
Coronado Global Resources Inc.	03/15/22	1,078	847	0.2
Creditaccess Grameen Limited	12/09/21	1,307	1,794	0.3
Dino Polska Spolka Akcyjna	09/26/22	1,717	2,417	0.4
Elkem ASA	03/15/22	1,397	1,156	0.2
Headhunter Group PLC	04/20/21	1,643	—	—
Scandinavian Tobacco Group A/S	04/16/21	791	805	0.1
Scout24 SE	01/04/22	3,378	3,076	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Multi-Manager International Small Cap Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sensirion Holding AG	04/19/21	3,311	4,958	0.8
Technogym S.p.A.	08/13/18	2,627	2,618	0.4
Thule Group AB	06/21/22	2,654	2,696	0.5
Veganz Group AG	11/04/21	994	125	—
Wizz Air Holdings PLC	04/15/21	2,672	1,888	0.3
		31,007	26,386	4.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	72,700	531,167	—	603,867
Investment Companies	2,668	—	—	2,668
Short Term Investments	15,647	—	—	15,647
	91,015	531,167	—	622,182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 91.4%
Industrials 18.4%
3M Company	147	15,451
Advanced Drainage Systems, Inc.	13	1,120
Aerojet Rocketdyne Holdings, Inc. (a)	82	4,578
AGCO Corporation	37	4,942
Alaska Air Group, Inc. (a)	121	5,098
AMETEK, Inc.	103	14,969
APi Group Corp (a)	182	4,089
Atkore Inc. (a)	5	716
ATS Corporation (a)	64	2,697
Carrier Global Corporation	83	3,797
Clean Harbors, Inc. (a)	5	741
CoStar Group, Inc. (a)	135	9,307
Equifax Inc.	20	3,986
Fortive Corporation	217	14,793
Generac Holdings Inc. (a)	52	5,617
Genpact Limited	139	6,443
Graco Inc.	134	9,809
Hubbell Incorporated	16	3,893
IDEX Corporation	39	8,895
J. B. Hunt Transport Services, Inc.	25	4,316
Knorr - Bremse Aktiengesellschaft - ADR	364	6,035
Landstar System, Inc.	24	4,213
Leidos Holdings, Inc.	63	5,772
Lincoln Electric Holdings, Inc.	23	3,940
Lindsay Corporation	12	1,815
ManpowerGroup Inc.	46	3,829
Masonite International Corporation (a)	27	2,414
MAXIMUS, Inc.	83	6,516
Mueller Water Products, Inc. - Class A	663	9,246
Nordson Corporation	41	9,113
Oshkosh Corporation	47	3,901
Owens Corning	47	4,474
Parker-Hannifin Corporation	11	3,697
RBC Bearings Incorporated (a)	5	1,257
Regal Rexnord Corporation	32	4,473
Republic Services, Inc.	32	4,259
Resideo Technologies, Inc. (a)	144	2,640
Rockwell Automation, Inc.	29	8,363
Rollins, Inc.	62	2,334
SiteOne Landscape Supply, Inc. (a)	46	6,343
Textron Inc.	102	7,218
The Middleby Corporation (a)	44	6,407
The Toro Company	154	17,141
Verisk Analytics, Inc.	25	4,701
Vertiv Holdings Co - Class A	192	2,745
Werner Enterprises, Inc.	36	1,621
WillScot Mobile Mini Holdings Corp. - Class A (a)	105	4,908
Xylem Inc.	68	7,099
		271,731
Health Care 16.0%
Abcam PLC - ADR (a)	152	2,046
Align Technology, Inc. (a)	24	8,019
Avantor, Inc. (a)	117	2,484
Becton, Dickinson and Company	3	763
Bio-Rad Laboratories, Inc. - Class A (a)	9	4,311
Bio-Techne Corporation	103	7,708
Catalent, Inc. (a)	61	3,975
Definitive Healthcare Corp. - Class A (a)	70	718
Dentsply Sirona Inc.	710	27,889
DexCom, Inc. (a)	78	9,120
Doximity, Inc. - Class A (a)	62	2,004
Edwards Lifesciences Corporation (a)	115	9,555
Globus Medical, Inc. - Class A (a)	92	5,212
HealthEquity, Inc. (a)	22	1,299
Hologic, Inc. (a)	79	6,408
Horizon Therapeutics Public Limited Company (a)	4	393
Icon Public Limited Company (a)	16	3,439
ICU Medical, Inc. (a)	24	3,995
IDEXX Laboratories, Inc. (a)	19	9,273
Integra LifeSciences Holdings Corporation (a)	109	6,258
Maravai LifeSciences Holdings, Inc. - Class A (a)	79	1,104
Merit Medical Systems, Inc. (a)	11	808
Mettler-Toledo International Inc. (a)	3	4,921
Molina Healthcare, Inc. (a)	12	3,156
NuVasive, Inc. (a)	18	764
Quest Diagnostics Incorporated	46	6,508
Repligen Corporation (a)	23	3,923
Silk Road Medical, Inc. (a)	57	2,217
Smith & Nephew PLC - ADR (b)	521	14,548
STAAR Surgical Company (a)	40	2,572
Steris Limited	45	8,608
Syneos Health, Inc. - Class A (a)	47	1,663
Tandem Diabetes Care, Inc. (a)	66	2,694
Teleflex Incorporated	8	1,976
The Cooper Companies, Inc.	36	13,403
Universal Health Services, Inc. - Class B	78	9,971
Veeva Systems Inc. - Class A (a)	53	9,741
Waters Corporation (a)	35	10,771
West Pharmaceutical Services, Inc.	16	5,544
Zimmer Biomet Holdings, Inc.	105	13,564
Zoetis Inc. - Class A	19	3,089
		236,414
Information Technology 14.0%
Akamai Technologies, Inc. (a)	104	8,143
Amphenol Corporation - Class A	210	17,129
ANSYS, Inc. (a)	13	4,160
Asana, Inc. - Class A (a)	153	3,233
Autodesk, Inc. (a)	27	5,620
Bentley Systems, Incorporated - Class B	59	2,545
Bill Holdings, Inc. (a)	27	2,178
Black Knight, Inc. (a)	45	2,613
CDW Corp.	15	2,826
Datadog, Inc. - Class A (a)	28	2,007
DocuSign, Inc. (a)	33	1,935
DoubleVerify Holdings, Inc. (a)	57	1,720
DXC Technology Company (a)	139	3,553
Emersub CX, Inc. (a)	7	1,570
Everbridge, Inc. (a)	43	1,487
Fair Isaac Corporation (a)	9	6,159
Flex Ltd. (a)	250	5,753
Gartner, Inc. (a)	19	6,238
Hewlett Packard Enterprise Company	243	3,871
Keysight Technologies, Inc. (a)	19	3,068
Lattice Semiconductor Corporation (a)	22	2,114
Marvell Technology, Inc.	52	2,247
MKS Instruments, Inc.	60	5,317
MongoDB, Inc. - Class A (a)	22	5,205
Motorola Solutions, Inc.	16	4,549
NCR Corporation (a)	94	2,227
Nutanix, Inc. - Class A (a)	241	6,277
Okta, Inc. - Class A (a)	122	10,564
Palantir Technologies Inc. - Class A (a)	366	3,097
Palo Alto Networks, Inc. (a)	53	10,586
Paycom Software, Inc. (a)	16	4,850
Paylocity Holding Corporation (a)	8	1,551
Pure Storage, Inc. - Class A (a)	342	8,724
Roper Technologies, Inc.	4	1,917
Skyworks Solutions, Inc.	54	6,395
SolarEdge Technologies Ltd. (a)	5	1,368
Splunk Inc. (a)	19	1,803
Synopsys, Inc. (a)	15	5,601
Teledyne Technologies Incorporated (a)	6	2,505
Teradyne, Inc.	34	3,675
Western Digital Corporation (a)	145	5,465
Workday, Inc. - Class A (a)	70	14,458
Workiva Inc. - Class A (a)	26	2,622
Zscaler, Inc. (a)	65	7,536
		206,461
Financials 12.6%
American Financial Group, Inc.	47	5,747
Arch Capital Group Ltd. (a)	47	3,197
Arthur J. Gallagher & Co.	27	5,165
Blue Owl Capital Inc. - Class A	125	1,389
Chubb Limited	23	4,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Cullen/Frost Bankers, Inc.	43	4,508
Everest Re Group, Ltd.	62	22,261
FactSet Research Systems Inc.	14	5,604
Fifth Third Bancorp	26	679
FleetCor Technologies, Inc. (a)	14	3,043
Global Payments Inc.	51	5,346
Goosehead Insurance, Inc. - Class A (a)	65	3,390
Houlihan Lokey, Inc. - Class A	32	2,808
Huntington Bancshares Incorporated	170	1,904
Independent Bank Corp.	47	3,076
MarketAxess Holdings Inc.	6	2,537
Northern Trust Corporation	221	19,451
Old Republic International Corporation	237	5,918
Prosperity Bancshares, Inc.	81	5,008
Reinsurance Group of America, Incorporated	52	6,880
Ryan Specialty Group Holdings, Inc. - Class A (a)	32	1,296
T. Rowe Price Group, Inc.	66	7,385
The Allstate Corporation	33	3,635
The Bank of New York Mellon Corporation	130	5,907
The Charles Schwab Corporation	31	1,603
The Hartford Financial Services Group, Inc.	69	4,813
The PNC Financial Services Group, Inc.	9	1,131
The Progressive Corporation	44	6,352
The Travelers Companies, Inc.	72	12,284
Toast, Inc. - Class A (a)	360	6,405
TowneBank	116	3,084
Tradeweb Markets Inc. - Class A	170	13,433
U.S. Bancorp	20	732
W. R. Berkley Corporation	55	3,418
Zions Bancorporation, National Association	57	1,706
		185,586
Consumer Staples 9.5%
Beiersdorf Aktiengesellschaft - ADR	115	2,982
Brown-Forman Corporation - Class B	55	3,519
Calavo Growers, Inc.	89	2,549
Cal-Maine Foods, Inc.	38	2,310
Casey's General Stores, Inc.	12	2,641
Celsius Holdings, Inc. (a)	64	5,985
Coty Inc. - Class A (a)	307	3,705
Diageo PLC - ADR	4	756
Freshpet, Inc. (a)	127	8,460
Henkel AG & Co. KGaA - ADR	582	11,360
Henkel AG & Co. KGaA - ADR	372	6,733
Hormel Foods Corporation	139	5,541
Kimberly-Clark Corporation	145	19,407
Lamb Weston Holdings, Inc.	41	4,285
McCormick & Company, Incorporated	132	11,031
Mission Produce, Inc. (a)	125	1,388
Monster Beverage 1990 Corporation (a)	45	2,451
National Beverage Corp. (a)	29	1,534
Performance Food Group Company (a)	77	4,640
Sysco Corporation	98	7,599
The Boston Beer Company, Inc. - Class A (a)	11	3,616
The Clorox Company	104	16,513
The J. M. Smucker Company	38	5,917
Tyson Foods, Inc. - Class A	95	5,612
		140,534
Consumer Discretionary 7.7%
Advance Auto Parts, Inc.	65	7,905
Aptiv PLC (a)	87	9,739
Bath & Body Works, Inc.	139	5,085
BorgWarner Inc.	139	6,851
Darden Restaurants, Inc.	28	4,298
Domino's Pizza, Inc.	8	2,553
ETSY, Inc. (a)	19	2,126
Expedia Group, Inc. (a)	23	2,232
Five Below, Inc. (a)	9	1,751
Global-E Online Ltd. (a)	98	3,158
Hasbro, Inc.	39	2,072
Hilton Worldwide Holdings Inc.	27	3,796
Las Vegas Sands Corp. (a)	31	1,755
Leslie's, Inc. (a)	432	4,762
MercadoLibre S.R.L (a)	4	5,081
Newell Brands Inc.	246	3,057
Planet Fitness, Inc. - Class A (a)	80	6,252
Pool Corporation	11	3,889
Ralph Lauren Corporation - Class A	29	3,372
Ross Stores, Inc.	117	12,406
Tapestry, Inc.	79	3,388
Tractor Supply Company	27	6,346
Ulta Beauty, Inc. (a)	8	4,365
Yum! Brands, Inc.	52	6,921
		113,160
Materials 4.1%
AptarGroup, Inc.	132	15,552
Ashland Inc.	39	4,047
Avery Dennison Corporation	31	5,583
Crown Holdings, Inc.	63	5,227
DuPont de Nemours, Inc.	13	903
Ecolab Inc.	20	3,286
Franco-Nevada Corporation	38	5,555
Packaging Corporation of America	43	5,970
Reliance Steel & Aluminum Co.	15	3,928
RPM International Inc.	41	3,551
Sensient Technologies Corporation	25	1,945
Westlake Corporation	49	5,729
		61,276
Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	66	8,327
American Homes 4 Rent - Class A	111	3,485
Americold Realty Trust	61	1,721
Camden Property Trust	42	4,445
Equity Commonwealth	186	3,845
Equity Lifestyle Properties, Inc.	83	5,552
Healthcare Realty Trust Incorporated - Class A	552	10,676
Healthpeak Properties, Inc.	204	4,476
Lamar Advertising Company - Class A	68	6,753
National Retail Properties, Inc.	134	5,916
Sun Communities, Inc.	15	2,155
		57,351
Utilities 2.7%
Alliant Energy Corporation	116	6,221
Ameren Corporation	34	2,946
American Water Works Company, Inc.	26	3,849
Avista Corporation	92	3,925
California Water Service Group	50	2,929
DTE Energy Company	12	1,293
Eversource Energy	28	2,199
Pennon Group PLC - ADR	30	646
Portland General Electric Company	95	4,666
SJW Group	61	4,626
United Utilities Group PLC - ADR	28	725
Xcel Energy Inc.	92	6,238
		40,263
Energy 1.5%
Baker Hughes Company - Class A	25	727
Coterra Energy Inc.	211	5,180
Devon Energy Corporation	116	5,874
Diamondback Energy, Inc.	22	2,977
EQT Corporation	53	1,704
Halliburton Company	54	1,715
Pioneer Natural Resources Company	20	3,983
		22,160
Communication Services 1.0%
Endeavor Group Holdings, Inc. - Class A (a)	122	2,924
Live Nation Entertainment, Inc. (a)	95	6,601
Roblox Corporation - Class A (a)	37	1,662
The Trade Desk, Inc. - Class A (a)	58	3,548
		14,735
Total Common Stocks (cost $1,297,192)		1,349,671
PREFERRED STOCKS 1.0%
Financials 1.0%
MetLife, Inc., 5.63%, (25, 06/15/23) (b) (c)	136	3,381
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (c)	176	3,829
The Charles Schwab Corporation, 4.45%, (25, 06/15/23) (b) (c)	2	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Charles Schwab Corporation, 5.95%, (25, 06/01/23) (b) (c)	20	461
The Hartford Financial Services Group, Inc., 6.00%, (25, 11/15/23) (b) (c)	9	217
U.S. Bancorp, 4.00%, (25, 04/15/26) (b) (c)	56	1,040
U.S. Bancorp, 5.39%, (25, 2/8/2023) (c)	326	6,229
Total Preferred Stocks (cost $16,542)		15,188
SHORT TERM INVESTMENTS 9.0%
Investment Companies 7.8%
JNL Government Money Market Fund, 4.48% (d) (e)	114,871	114,871
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	18,553	18,553
Total Short Term Investments (cost $133,424)		133,424
Total Investments 101.4% (cost $1,447,158)		1,498,283
Other Assets and Liabilities, Net (1.4)%		(21,275)
Total Net Assets 100.0%		1,477,008

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,349,671	—	—	1,349,671
Preferred Stocks	15,188	—	—	15,188
Short Term Investments	133,424	—	—	133,424
	1,498,283	—	—	1,498,283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.7%
Information Technology 23.3%
908 Devices Inc. (a) (b)	388	3,334
ACI Worldwide, Inc. (a)	240	6,466
Advanced Energy Industries, Inc.	80	7,807
Alkami Technology, Inc. (a)	171	2,164
Allegro Microsystems Inc. (a)	23	1,083
Ambarella Inc. (a)	25	1,973
Appian Corporation - Class A (a)	15	652
Axcelis Technologies, Inc. (a)	19	2,496
Badger Meter, Inc.	7	905
Belden Inc.	9	766
Bentley Systems, Incorporated - Class B	319	13,717
Bill Holdings, Inc. (a)	243	19,799
Blackline, Inc. (a)	169	11,367
Box, Inc. - Class A (a)	120	3,219
Braze, Inc. - Class A (a)	18	607
Canadian Solar Inc. (a) (b)	50	2,002
Ceridian HCM Holding Inc. (a)	62	4,532
Check Point Software Technologies Ltd (a)	18	2,323
Clearwater Analytics Holdings, Inc. - Class A (a)	773	12,340
Copperleaf Technologies Inc. (a) (b)	1,711	6,965
Couchbase, Inc. (a)	268	3,767
Credo Technology Group Holding Ltd (a)	79	742
CyberArk Software Ltd. (a)	39	5,725
Digi International Inc. (a)	33	1,099
Digital Turbine USA, Inc. (a)	1,407	17,393
DigitalOcean Holdings, Inc. (a) (b)	90	3,526
Domo, Inc. - Class B (a)	64	914
Dynatrace, Inc. (a)	165	6,963
Edgio, Inc. (a) (b)	1,434	1,135
Emersub CX, Inc. (a)	39	8,947
Endava PLC - Class A - ADR (a)	78	5,279
Enphase Energy, Inc. (a)	14	3,014
Entegris, Inc.	13	1,076
Envestnet, Inc. (a)	59	3,446
Everbridge, Inc. (a)	54	1,878
Fair Isaac Corporation (a)	24	16,564
First Solar, Inc. (a)	34	7,462
Five9, Inc. (a)	163	11,784
Gitlab Inc. - Class A (a) (b)	117	3,995
Globant S.A. (a)	16	2,671
Grid Dynamics Holdings, Inc. - Class A (a)	767	8,787
Guidewire Software, Inc. (a)	109	8,955
Harmonic, Inc. (a)	551	8,036
HubSpot, Inc. (a)	20	8,331
Impinj, Inc. (a)	17	2,313
Indie Semiconductor, Inc. - Class A (a) (b)	2,638	27,834
Lattice Semiconductor Corporation (a)	50	4,822
MACOM Technology Solutions Holdings, Inc. (a)	224	15,904
MKS Instruments, Inc.	10	854
Navitas Semiconductor USA, Inc. (a) (b)	363	2,656
nCino, Inc. (a)	795	19,706
Nice Ltd - ADR (a)	8	1,785
Novanta Inc. (a)	46	7,299
NVE Corporation	22	1,811
Okta, Inc. - Class A (a)	7	577
Olo Inc. - Class A (a)	761	6,212
Onto Innovation Inc. (a)	41	3,596
PAR Technology Corporation (a)	117	3,984
Paycom Software, Inc. (a)	27	8,232
PAYCOR HCM, Inc. (a)	81	2,140
Paylocity Holding Corporation (a)	31	6,138
Porch Group Inc - Class A (a) (b)	2,765	3,953
Power Integrations, Inc.	155	13,137
Procore Technologies, Inc. (a)	130	8,099
PROS Holdings, Inc. (a)	157	4,290
Pure Storage, Inc. - Class A (a)	122	3,100
Qualys, Inc. (a)	16	2,067
Riskified Ltd - Class A (a)	573	3,233
Samsara Inc. - Class A (a)	50	991
ShotSpotter, Inc. (a)	44	1,733
Silicon Laboratories Inc. (a)	14	2,450
Sitime Corporation (a)	39	5,546
Smartsheet Inc. - Class A (a)	301	14,388
SolarEdge Technologies Ltd. (a)	2	517
Sprout Social, Inc. - Class A (a)	150	9,118
SPS Commerce, Inc. (a)	180	27,423
Stratasys, Inc. (a)	88	1,455
Teledyne Technologies Incorporated (a)	31	13,741
Twilio Inc. - Class A (a)	47	3,118
Tyler Technologies, Inc. (a)	33	11,561
Varonis Systems, Inc. (a)	278	7,223
Veeco Instruments Inc. (a)	148	3,136
Workiva Inc. - Class A (a)	79	8,160
Zeta Global Holdings Corp. - Class A (a)	519	5,617
		515,925
Industrials 20.3%
AAON, Inc.	235	22,790
AAR Corp. (a)	32	1,736
ACV Auctions Inc. - Class A (a) (b)	134	1,726
Advanced Drainage Systems, Inc.	20	1,676
Alta Equipment Group Inc. - Class A	233	3,696
Ameresco, Inc. - Class A (a) (b)	224	11,025
Applied Industrial Technologies, Inc.	84	11,935
Array Tech, Inc. (a)	1,069	23,392
ASGN Incorporated (a)	63	5,222
Atkore Inc. (a)	6	858
Axon Enterprise, Inc. (a)	87	19,618
Bloom Energy Corporation - Class A (a)	86	1,715
Booz Allen Hamilton Holding Corporation - Class A	39	3,587
Builders FirstSource, Inc. (a)	10	925
Casella Waste Systems, Inc. - Class A (a)	67	5,535
CBIZ, Inc. (a)	35	1,724
Chart Industries, Inc. (a)	154	19,366
Clean Harbors, Inc. (a)	35	4,960
Columbus McKinnon Corporation	135	5,000
Comfort Systems USA, Inc.	33	4,886
Copart, Inc. (a)	230	17,291
CoStar Group, Inc. (a)	74	5,075
Enovix Operations Inc. (a) (b)	281	4,192
Evoqua Water Technologies Corp. (a)	90	4,474
Fiverr International Ltd (a)	23	818
Genpact Limited	34	1,587
HEICO Corporation - Class A	193	26,208
Herc Holdings Inc.	26	2,999
Hexcel Corporation	50	3,391
Hudson Technologies, Inc. (a)	529	4,620
IDEX Corporation	13	2,934
John Bean Technologies Corporation	101	11,022
Kornit Digital Ltd. (a)	754	14,592
Kratos Defense & Security Solutions, Inc. (a)	145	1,953
Liquidity Services, Inc. (a)	128	1,683
MAXIMUS, Inc.	70	5,527
McGrath RentCorp	18	1,698
Mercury Systems, Inc. (a)	232	11,810
Montrose Environmental Group, Inc. (a)	146	5,226
Nordson Corporation	16	3,518
Omega Flex, Inc.	65	7,250
RBC Bearings Incorporated (a)	37	8,475
Ritchie Bros. Auctioneers Incorporated	184	10,375
Saia, Inc. (a)	75	20,469
Science Applications International Corporation	56	6,042
Shoals Technologies Group, Inc. - Class A (a)	132	3,003
Simpson Manufacturing Co., Inc.	30	3,349
SiteOne Landscape Supply, Inc. (a)	114	15,604
Tecnoglass Inc.	24	994
Tetra Tech, Inc.	87	12,809
The AZEK Company Inc. - Class A (a)	81	1,913
The Timken Company	93	7,631
TransUnion	115	7,118
Trex Company, Inc. (a)	182	8,841
UFP Industries, Inc.	99	7,899
Valmont Industries, Inc.	5	1,702
Verisk Analytics, Inc.	52	10,041
WillScot Mobile Mini Holdings Corp. - Class A (a)	406	18,991

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
WNS (Holdings) Limited - ADR (a)	144	13,432
		447,928
Health Care 18.6%
10X Genomics, Inc. - Class A (a)	19	1,082
Acadia Healthcare Company, Inc. (a)	61	4,391
AdaptHealth LLC - Class A (a)	365	4,538
Addus HomeCare Corporation (a)	28	3,024
Akero Therapeutics Inc. (a)	13	492
Alkermes Public Limited Company (a)	107	3,027
Amedisys, Inc. (a)	18	1,349
Amicus Therapeutics, Inc. (a)	294	3,256
Apellis Pharmaceuticals, Inc. (a)	86	5,653
Arcus Biosciences, Inc. (a)	76	1,392
Arrowhead Pharmaceuticals Inc (a)	91	2,309
AtriCure, Inc. (a)	108	4,456
Atrion Corporation	16	9,802
Axonics, Inc. (a)	97	5,273
Axsome Therapeutics, Inc. (a) (b)	53	3,258
Azenta, Inc. (a)	444	19,807
Beam Therapeutics Inc. (a) (b)	39	1,187
BioLife Solutions, Inc. (a)	214	4,661
Biomerica, Inc. (a) (b)	650	1,216
Blueprint Medicines Corporation (a)	57	2,558
Bridgebio Pharma, Inc. (a)	206	3,413
Castle Biosciences, Inc. (a)	375	8,531
Certara, Inc. (a)	92	2,206
Chinook Therapeutics, Inc. (a)	62	1,444
CONMED Corporation	21	2,209
Cryoport, Inc. (a) (b)	275	6,609
CytoSorbents Corporation (a) (b)	637	2,146
Definitive Healthcare Corp. - Class A (a)	635	6,559
Establishment Labs Holdings Inc. (a)	28	1,924
Evolent Health, Inc. - Class A (a)	834	27,055
Exact Sciences Corporation (a)	35	2,341
Figs, Inc. - Class A (a)	742	4,591
Globus Medical, Inc. - Class A (a)	30	1,713
Halozyme Therapeutics, Inc. (a)	121	4,623
Harvard Bioscience, Inc. (a)	320	1,346
Health Catalyst, Inc. (a)	599	6,987
HealthEquity, Inc. (a)	250	14,673
iCAD, Inc. (a) (b)	913	1,132
Immunocore Holdings PLC - ADR (a)	12	574
Immunovant, Inc. (a)	43	673
Inari Medical, Inc. (a)	88	5,412
Insmed Incorporated (a)	159	2,707
Inspire Medical Systems, Inc. (a)	24	5,593
Insulet Corporation (a)	6	1,821
Integra LifeSciences Holdings Corporation (a)	34	1,980
Intellia Therapeutics, Inc. (a)	40	1,498
Irhythm Technologies, Inc. (a)	11	1,382
Keros Therapeutics, Inc. (a)	46	1,972
Krystal Biotech, Inc. (a)	13	1,040
LivaNova PLC (a)	15	662
Maravai LifeSciences Holdings, Inc. - Class A (a)	75	1,050
MaxCyte, Inc. (a)	305	1,512
Medpace Holdings, Inc. (a)	11	2,007
Mesa Laboratories, Inc.	13	2,202
Morphic Holding, Inc. (a)	19	730
NanoString Technologies, Inc. (a)	273	2,702
Natera, Inc. (a)	159	8,837
National Research Corporation	122	5,287
Olink Holding AB (Publ) - ADR (a) (b)	189	4,263
Opthea Limited - ADR (a)	80	316
Option Care Health, Inc. (a)	114	3,634
Orthopediatrics Corp. (a)	131	5,812
Pacific Biosciences of California, Inc. (a)	105	1,213
Pacira Pharmaceuticals, Inc. (a)	26	1,051
Penumbra, Inc. (a)	10	2,781
Phreesia, Inc. (a)	112	3,630
Pliant Therapeutics, Inc. (a)	124	3,291
Pphm, Inc. (a)	133	2,487
Privia Health Group Inc. (a)	190	5,243
Procept Biorobotics Corporation (a)	15	437
Prometheus Biosciences, Inc. (a)	11	1,141
Prothena Corporation Public Limited Company (a)	35	1,710
Quanterix Corporation (a)	352	3,968
Reata Pharmaceuticals, Inc. - Class A (a) (b)	10	888
Repligen Corporation (a)	68	11,396
Replimune Group, Inc. (a)	41	724
Revance Therapeutics, Inc. (a)	162	5,206
Rocket Pharmaceuticals, Inc. (a)	146	2,508
Sarepta Therapeutics, Inc. (a)	18	2,489
Sgry, LLC (a)	329	11,328
Shockwave Medical, Inc. (a)	47	10,342
SI-BONE, Inc. (a)	383	7,541
Silk Road Medical, Inc. (a)	464	18,162
Springworks Therapeutics, Inc. (a) (b)	34	875
Stevanato Group Societa' Per Azioni	71	1,844
Tandem Diabetes Care, Inc. (a)	86	3,488
Tenet Healthcare Corporation (a)	32	1,918
The Cooper Companies, Inc.	22	8,374
The Ensign Group, Inc.	36	3,487
U. S. Physical Therapy, Inc.	88	8,640
Ultragenyx Pharmaceutical Inc. (a)	52	2,070
Vaxcyte, Inc. (a)	24	900
Ventyx Biosciences, Inc. (a)	20	685
Veracyte, Inc. (a)	481	10,741
Vericel Corporation (a)	77	2,258
Viking Therapeutics, Inc. (a)	15	244
West Pharmaceutical Services, Inc.	52	17,857
Xencor, Inc. (a)	87	2,448
Xenon Pharmaceuticals Inc. (a)	65	2,330
		411,594
Financials 12.0%
Euronet Worldwide, Inc. (a)	206	23,098
Evercore Inc. - Class A	60	6,980
FactSet Research Systems Inc.	55	22,769
FirstCash Holdings, Inc.	22	2,129
Flywire Corporation (a)	87	2,560
Focus Financial Partners Inc. - Class A (a)	41	2,134
Goosehead Insurance, Inc. - Class A (a)	143	7,480
Hagerty, Inc. - Class A (a) (b)	445	3,893
Hamilton Lane Incorporated - Class A	38	2,826
Houlihan Lokey, Inc. - Class A	34	2,941
Interactive Brokers Group, Inc. - Class A	173	14,278
Jack Henry & Associates, Inc.	76	11,538
James River Group, Inc.	124	2,571
Kinsale Capital Group, Inc.	38	11,137
LendingTree, Inc. (a)	47	1,259
LPL Financial Holdings Inc.	22	4,433
MarketAxess Holdings Inc.	65	25,303
Morningstar, Inc.	53	10,760
Oportun Financial Corporation (a)	156	603
Palomar Holdings, Inc. (a)	27	1,492
Payoneer Global Inc. (a)	592	3,716
PRA Group, Inc. (a)	43	1,656
Primerica, Inc. (b)	47	8,166
Ryan Specialty Group Holdings, Inc. - Class A (a) (b)	1,021	41,067
ServisFirst Bancshares, Inc.	215	11,723
Shift4 Payments, LLC - Class A (a)	169	12,800
StepStone Group Inc. - Class A	158	3,828
Texas Capital Bancshares, Inc. (a)	48	2,365
Toast, Inc. - Class A (a)	297	5,271
Victory Capital Holdings, Inc. - Class A	88	2,566
Wex, Inc. (a)	53	9,818
Wintrust Financial Corporation	30	2,204
		265,364
Consumer Discretionary 10.7%
Acushnet Holdings Corp.	23	1,170
Boot Barn Holdings, Inc. (a)	132	10,133
Boyd Gaming Corporation	87	5,604
Bright Horizons Family Solutions, Inc. (a)	21	1,651
Caesars Entertainment, Inc. (a)	152	7,424
Churchill Downs Incorporated	19	4,956
CLARUS Corporation	444	4,196
Columbia Sportswear Company	13	1,190
Draftkings Inc. - Class A (a)	119	2,302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Dream Finders Homes, Inc. - Class A (a) (b)	296	3,917
ETSY, Inc. (a)	72	7,964
European Wax Center, Inc. - Class A (a) (b)	201	3,818
First Watch Restaurant Group, Inc. (a)	76	1,225
Five Below, Inc. (a)	50	10,122
Floor & Decor Holdings, Inc. - Class A (a)	58	5,716
Fox Factory Holding Corp. (a)	322	39,003
Genius Sports Limited (a)	950	4,732
Holley Inc. (a) (b)	882	2,415
Lithia Motors, Inc. - Class A	25	5,765
MGM Resorts International	74	3,300
Ollie's Bargain Outlet Holdings, Inc. (a)	312	18,119
On Holding AG - Class A (a)	95	2,939
OneSpaWorld Holdings Limited (a)	26	314
Planet Fitness, Inc. - Class A (a)	105	8,168
Portillo's Inc. - Class A (a) (b)	56	1,188
Ralph Lauren Corporation - Class A	47	5,432
Revolve Group Inc. - Class A (a)	455	11,967
RH (a)	8	2,046
Shake Shack, Inc. - Class A (a)	20	1,118
Skyline Champion Corporation (a)	26	1,959
Stoneridge, Inc. (a)	170	3,171
Texas Roadhouse, Inc. - Class A	127	13,666
The Lovesac Company (a)	107	3,100
Thredup Inc. - Class A (a) (b)	999	2,526
Topgolf Callaway Brands Corp. (a)	609	13,164
Under Armour, Inc. - Class C (a)	199	1,699
Vail Resorts, Inc.	8	1,869
Warby Parker Inc. - Class A (a) (b)	85	905
Wingstop Inc.	85	15,650
YETI Holdings, Inc. (a)	43	1,721
		237,324
Communication Services 4.3%
Auto Trader Group PLC	2,182	16,643
Bumble Inc. - Class A (a)	65	1,273
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	680	1,360
EverQuote, Inc. - Class A (a)	124	1,727
IAC Inc. (a)	140	7,223
Liberty Media Corporation - Series A (a)	44	2,957
Magnite, Inc. (a)	2,281	21,125
Mediaalpha, Inc. - Class A (a)	354	5,299
Rightmove PLC	3,055	21,285
Rightmove PLC - ADR	446	6,200
The New York Times Company - Class A	64	2,477
World Wrestling Entertainment, Inc. - Class A	45	4,143
Ziprecruiter, Inc. - Class A (a)	56	891
ZoomInfo Technologies Inc. - Class A (a)	86	2,137
		94,740
Consumer Staples 3.2%
Bellring Intermediate Holdings, Inc. (a)	208	7,069
Casey's General Stores, Inc.	35	7,540
Celsius Holdings, Inc. (a)	18	1,638
Freshpet, Inc. (a)	23	1,528
Grocery Outlet Holding Corp. (a)	324	9,142
Lamb Weston Holdings, Inc.	121	12,661
Performance Food Group Company (a)	161	9,702
PriceSmart, Inc.	40	2,847
The Beauty Health Company - Class A (a) (b)	310	3,919
The Simply Good Foods Company (a)	107	4,236
The Vita Coco Company, Inc. (a) (b)	565	11,094
		71,376
Materials 1.7%
Avient Corporation	277	11,375
Graphic Packaging Holding Company	143	3,653
Ingevity Corporation (a)	102	7,287
Innospec Inc.	24	2,446
Livent Corporation (a) (b)	275	5,983
Materion Corporation	52	6,021
Silgan Holdings Inc.	22	1,167
		37,932
Energy 1.7%
Cactus, Inc. - Class A	52	2,144
Denbury Inc. (a)	81	7,079
Diamondback Energy, Inc.	15	1,972
Matador Resources Company	303	14,449
Permian Resources Corporation - Class A	863	9,059
Range Resources Corporation	66	1,754
Ranger Oil Corporation - Class A	36	1,474
		37,931
Real Estate 0.9%
Americold Realty Trust	75	2,137
Rexford Industrial Realty, Inc.	233	13,908
Terreno Realty Corporation	53	3,414
		19,459
Total Common Stocks (cost $2,204,222)		2,139,573
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	—
Total Rights (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (b) (c) (d)	78	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.5%
JNL Government Money Market Fund, 4.48% (e) (f)	77,574	77,574
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (e) (f)	22,653	22,653
Total Short Term Investments (cost $100,227)		100,227
Total Investments 101.2% (cost $2,304,449)		2,239,800
Other Assets and Liabilities, Net (1.2)%		(26,252)
Total Net Assets 100.0%		2,213,548

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,101,645	37,928	—	2,139,573
Rights	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	100,227	—	—	100,227
	2,201,872	37,928	—	2,239,800

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.2%
Industrials 26.5%
Acuity Brands, Inc.	31	5,654
Air Lease Corporation - Class A	570	22,455
Air Transport Services Group, Inc. (a)	554	11,541
Alight, Inc. - Class A (a)	667	6,148
American Woodmark Corporation (a)	393	20,424
APi Group Corp (a)	581	13,045
Argan, Inc.	124	5,024
Armstrong World Industries, Inc.	170	12,109
ASGN Incorporated (a)	59	4,878
Atkore Inc. (a)	78	10,898
Beacon Roofing Supply, Inc. (a)	198	11,646
BrightView Holdings, Inc. (a)	570	3,204
BWXT Government Group, Inc.	133	8,406
Byrna Technologies Inc. (a) (b)	149	1,135
Comfort Systems USA, Inc.	17	2,470
Core & Main, Inc. - Class A (a)	6	131
CoreCivic, Inc. (a)	605	5,570
CSW Industrials, Inc.	38	5,265
Dun & Bradstreet Holdings, Inc.	486	5,701
EMCOR Group, Inc.	115	18,625
Enerpac Tool Group Corp. - Class A	263	6,715
ESAB Corporation	181	10,719
Forward Air Corporation	6	610
FuelCell Energy, Inc. (a) (b)	161	458
Gates Industrial Corporation PLC (a)	468	6,494
GMS Inc. (a)	124	7,192
GXO Logistics Inc. (a)	178	8,982
Hayward Holdings, Inc. (a)	307	3,599
Hillman Solutions Corp. - Class A (a)	2,285	19,236
Huron Consulting Group Inc. (a)	46	3,665
Insperity, Inc.	144	17,517
Landstar System, Inc.	69	12,409
Maxar Technologies Inc.	137	6,970
MAXIMUS, Inc.	44	3,466
MDU Resources Group, Inc.	196	5,981
MSC Industrial Direct Co., Inc. - Class A	22	1,819
PGT Innovations, Inc. (a)	404	10,154
Ritchie Bros. Auctioneers Incorporated	180	10,177
Rush Enterprises, Inc. - Class A	135	7,355
Shyft Group, Inc.	273	6,207
SP Plus Corporation (a)	157	5,397
Spirit Airlines	206	3,542
Steelcase Inc. - Class A	514	4,331
The AZEK Company Inc. - Class A (a)	263	6,189
The Gorman- Rupp Company	113	2,827
Trinet Group, Inc. (a)	164	13,242
U-Haul Holding Company - Series N	225	11,672
Unifirst Corporation	106	18,613
Univar Solutions Inc. (a)	143	5,009
Viad Corp (a)	70	1,467
Vm Consolidated, Inc. - Class A (a)	1,001	16,941
Werner Enterprises, Inc.	100	4,536
Woodward, Inc.	90	8,761
		426,581
Financials 17.9%
1st Source Corporation	47	2,030
American Equity Investment Life Holding Company	151	5,517
Assured Guaranty Ltd.	175	8,797
AXIS Capital Holdings Limited	98	5,369
Bank of Hawaii Corporation	39	2,026
Bank OZK	49	1,663
BankUnited, Inc.	162	3,655
Banner Corporation	22	1,181
Brookline Bancorp, Inc.	208	2,188
Cannae Holdings, Inc. (a)	408	8,242
Cathay General Bancorp	127	4,374
CNA Financial Corporation	86	3,339
CNO Financial Group, Inc.	87	1,934
Columbia Banking System, Inc.	393	8,427
Commerce Bancshares, Inc.	66	3,863
Enstar Group Limited (a)	56	13,027
Essent Group Ltd.	281	11,253
Euronet Worldwide, Inc. (a)	67	7,497
EVERTEC, Inc.	131	4,422
F.N.B. Corporation	130	1,511
Federated Hermes, Inc. - Class B	39	1,584
First American Financial Corporation	117	6,506
First Citizens BancShares, Inc. - Class A	15	14,157
First Hawaiian, Inc.	466	9,615
FirstCash Holdings, Inc.	37	3,512
Focus Financial Partners Inc. - Class A (a)	194	10,073
Genworth Financial, Inc. - Class A (a)	1,298	6,515
Glacier Bancorp, Inc.	230	9,670
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	872
HomeStreet, Inc.	227	4,077
International Bancshares Corporation	123	5,276
LendingTree, Inc. (a)	15	401
LPL Financial Holdings Inc.	13	2,634
National Western Life Group, Inc. - Class A	12	2,963
NMI Holdings, Inc. - Class A (a)	148	3,314
Radian Group Inc.	163	3,607
RenaissanceRe Holdings Ltd	23	4,594
Sandy Spring Bancorp, Inc.	148	3,852
Selective Insurance Group, Inc.	25	2,389
The Bancorp, Inc. (a)	180	5,018
The Hanover Insurance Group, Inc.	16	1,995
UMB Financial Corporation	67	3,875
Valley National Bancorp	224	2,068
Virtu Financial, Inc. - Class A	279	5,277
Virtus Investment Partners, Inc.	54	10,372
Washington Federal, Inc.	181	5,459
Webster Financial Corporation	26	1,007
Western Alliance Bancorporation	113	4,002
Wex, Inc. (a)	42	7,718
White Mountains Insurance Group Ltd	15	20,514
Wintrust Financial Corporation	233	17,041
WSFS Financial Corporation	209	7,857
		288,129
Consumer Discretionary 15.0%
Advance Auto Parts, Inc.	62	7,479
American Eagle Outfitters, Inc.	662	8,902
America's Car Mart, Inc. (a)	118	9,355
Carter's, Inc.	102	7,367
Dorman Products, Inc. (a)	130	11,205
Dream Finders Homes, Inc. - Class A (a)	345	4,568
Frontdoor, Inc. (a)	429	11,950
Gentex Corporation	541	15,166
Gildan Activewear Inc. - Class A (b)	342	11,365
Grand Canyon Education, Inc. (a)	111	12,614
Group 1 Automotive, Inc.	23	5,176
Hanesbrands Inc. (b)	958	5,040
Helen of Troy Limited (a)	98	9,285
LCI Industries	45	4,925
Leslie's, Inc. (a)	1,148	12,643
Lithia Motors, Inc. - Class A	24	5,431
LKQ Corporation	236	13,401
M/I Homes, Inc. (a)	104	6,533
Malibu Boats, Inc. - Class A (a)	117	6,607
Murphy USA Inc.	25	6,482
Ollie's Bargain Outlet Holdings, Inc. (a)	163	9,438
Patrick Industries, Inc.	77	5,329
Polaris Inc.	46	5,076
Ruth's Hospitality Group, Inc.	133	2,180
Skechers U.S.A., Inc. - Class A (a)	135	6,417
Sleep Number Corporation (a)	44	1,340
Stoneridge, Inc. (a)	334	6,255
Thor Industries, Inc.	74	5,857
Wingstop Inc.	9	1,660
Winnebago Industries, Inc.	241	13,889
Wyndham Hotels & Resorts, Inc.	131	8,915
		241,850
Health Care 10.2%
Acadia Healthcare Company, Inc. (a)	84	6,083

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
AdaptHealth LLC - Class A (a)	227	2,822
Addus HomeCare Corporation (a)	228	24,352
Atea Pharmaceuticals, Inc. (a)	160	536
AtriCure, Inc. (a)	80	3,326
Bausch + Lomb Corporation (a) (b)	164	2,861
Cross Country Healthcare, Inc. (a)	283	6,317
Dentsply Sirona Inc.	203	7,990
DocGo Inc. (a)	498	4,303
Dynavax Technologies Corporation (a) (b)	180	1,769
Editas Medicine, Inc. (a)	71	515
Encompass Health Corporation	107	5,810
Enovis Corporation (a)	102	5,459
ICU Medical, Inc. (a)	80	13,307
Integer Holdings Corporation (a)	43	3,329
Integra LifeSciences Holdings Corporation (a)	169	9,701
Kymera Therapeutics, Inc. (a)	36	1,066
Lantheus Holdings, Inc. (a)	181	14,945
Mirati Therapeutics, Inc. (a)	28	1,053
Pacira Pharmaceuticals, Inc. (a)	70	2,847
Patterson Companies, Inc.	119	3,180
Pediatrix Medical Group, Inc. (a)	118	1,753
Perrigo Company Public Limited Company	258	9,263
Premier Healthcare Solutions, Inc. - Class A	509	16,483
Syneos Health, Inc. - Class A (a)	110	3,904
UFP Technologies, Inc. (a)	29	3,740
Varex Imaging Corporation (a)	314	5,714
Zynex, Inc. (a) (b)	93	1,116
		163,544
Information Technology 8.8%
ACI Worldwide, Inc. (a)	743	20,035
Alteryx, Inc. - Class A (a)	73	4,307
Arrow Electronics, Inc. (a)	60	7,495
Coherent Corp. (a)	62	2,350
DXC Technology Company (a)	104	2,671
E2Open Parent Holdings, Inc. - Class A (a) (b)	1,336	7,775
ePlus inc. (a)	476	23,323
Formfactor, Inc. (a)	143	4,555
Gitlab Inc. - Class A (a) (b)	91	3,120
Kulicke and Soffa Industries, Inc.	144	7,573
MeridianLink, Inc. (a) (b)	477	8,248
MKS Instruments, Inc.	85	7,496
Napco Security Technologies, Inc. (a)	61	2,299
NCR Corporation (a)	233	5,485
Onto Innovation Inc. (a)	64	5,629
PAR Technology Corporation (a) (b)	213	7,226
Plexus Corp. (a)	13	1,245
TD SYNNEX Corporation	101	9,776
Thoughtworks Holding, Inc. (a)	541	3,983
Vontier Corporation	237	6,483
		141,074
Consumer Staples 4.5%
BJ's Wholesale Club Holdings, Inc. (a)	117	8,923
Cal-Maine Foods, Inc.	81	4,952
Central Garden & Pet Company - Class A (a)	122	4,760
Flowers Foods, Inc.	121	3,328
Grocery Outlet Holding Corp. (a)	373	10,533
Ingles Markets, Incorporated - Class A	42	3,722
Ingredion Incorporated	55	5,597
Inter Parfums, Inc.	74	10,540
Lancaster Colony Corporation	39	7,933
Molson Coors Beverage Company - Class B	114	5,894
The Simply Good Foods Company (a)	142	5,637
		71,819
Real Estate 4.3%
Alexander & Baldwin, Inc.	556	10,521
Apple Hospitality REIT, Inc.	322	4,993
Brandywine Realty Trust	159	754
Cushman & Wakefield PLC (a)	774	8,155
Getty Realty Corp.	117	4,216
Highwoods Properties, Inc.	22	504
Independence Realty Trust, Inc.	103	1,655
Marcus & Millichap Company	312	10,012
Newmark Group, Inc. - Class A	318	2,254
PotlatchDeltic Corporation	129	6,367
Ryman Hospitality Properties, Inc.	96	8,618
STAG Industrial, Inc.	169	5,716
Terreno Realty Corporation	94	6,095
		69,860
Materials 2.9%
Axalta Coating Systems Ltd. (a)	28	846
Century Aluminum Company (a)	170	1,697
Commercial Metals Company	54	2,639
Element Solutions Inc.	1,206	23,289
H.B. Fuller Company	75	5,165
Hecla Mining Company	634	4,015
Summit Materials, Inc. - Class A (a)	226	6,440
TriMas Corporation	75	2,084
		46,175
Energy 2.7%
ChampionX Corporation	49	1,319
Chesapeake Energy Corporation	22	1,665
CNX Resources Corporation (a)	211	3,376
CVR Energy, Inc.	66	2,152
DHT Holdings, Inc.	349	3,778
DMC Global Inc. (a)	343	7,540
HF Sinclair Corporation	53	2,556
Matador Resources Company	49	2,354
Ovintiv Canada ULC	36	1,301
Permian Resources Corporation - Class A	601	6,310
Range Resources Corporation	212	5,603
SM Energy Company	111	3,135
World Fuel Services Corporation	92	2,338
		43,427
Utilities 2.3%
ALLETE, Inc.	14	931
Avista Corporation	67	2,860
Black Hills Corporation	56	3,544
Clearway Energy, Inc. - Class C	147	4,613
IDACORP, Inc.	15	1,648
NorthWestern Corporation	57	3,271
Portland General Electric Company	89	4,338
Southwest Gas Holdings, Inc.	79	4,909
Spire Inc.	58	4,072
Vistra Corp.	315	7,554
		37,740
Communication Services 1.1%
Cable One, Inc.	5	3,342
Liberty Latin America Ltd. - Class A (a)	180	1,493
Liberty Latin America Ltd. - Class C (a)	101	830
Telephone and Data Systems, Inc.	342	3,590
TripAdvisor, Inc. (a)	191	3,790
Yelp Inc. (a)	148	4,549
		17,594
Total Common Stocks (cost $1,556,897)		1,547,793
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp. (b)	199	3,675
Total Investment Companies (cost $4,371)		3,675
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.5%
JNL Government Money Market Fund, 4.48% (c) (d)	56,118	56,118
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	4,815	4,815
Total Short Term Investments (cost $60,933)		60,933
Total Investments 100.2% (cost $1,622,201)		1,612,401
Other Assets and Liabilities, Net (0.2)%		(3,449)
Total Net Assets 100.0%		1,608,952

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,547,793	—	—	1,547,793
Investment Companies	3,675	—	—	3,675
Short Term Investments	60,933	—	—	60,933
	1,612,401	—	—	1,612,401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 95.3%
Information Technology 31.8%
Adobe Inc. (a)	16	6,056
Advanced Micro Devices, Inc. (a)	117	11,434
Amphenol Corporation - Class A	43	3,489
Apple Inc.	64	10,594
Bill Holdings, Inc. (a)	52	4,240
Datadog, Inc. - Class A (a)	79	5,726
Entegris, Inc.	42	3,489
Lam Research Corporation	10	5,137
Micron Technology, Inc.	63	3,784
Microsoft Corporation	92	26,295
NVIDIA Corporation	29	8,010
ServiceNow, Inc. (a)	14	6,371
Snowflake Inc. - Class A (a)	60	9,273
Workday, Inc. - Class A (a)	17	3,525
		107,423
Health Care 21.7%
AstraZeneca PLC - ADR	120	8,344
DexCom, Inc. (a)	29	3,412
Elevance Health, Inc.	17	7,842
Eli Lilly and Company	30	10,259
Humana Inc.	16	8,044
Intuitive Surgical, Inc. (a)	26	6,624
McKesson Corporation	10	3,423
Stryker Corporation	14	4,085
Thermo Fisher Scientific Inc.	6	3,553
UnitedHealth Group Incorporated	38	17,870
		73,456
Financials 9.4%
Arthur J. Gallagher & Co.	18	3,453
LPL Financial Holdings Inc.	26	5,284
The Progressive Corporation	14	1,964
Visa Inc. - Class A	94	21,167
		31,868
Energy 7.2%
Arch Resources, Inc. - Class A	2	332
EOG Resources, Inc.	23	2,664
Exxon Mobil Corporation	93	10,172
Schlumberger Limited	118	5,779
TotalEnergies SE - ADR	90	5,319
		24,266
Consumer Staples 6.2%
Costco Wholesale Corporation	6	3,213
Monster Beverage 1990 Corporation (a)	69	3,735
Philip Morris International Inc.	62	6,066
The Hershey Company	31	7,912
		20,926
Consumer Discretionary 5.6%
Amazon.com, Inc. (a)	101	10,435
Floor & Decor Holdings, Inc. - Class A (a)	85	8,317
		18,752
Communication Services 4.7%
Alphabet Inc. - Class C (a)	94	9,785
Meta Platforms, Inc. - Class A (a)	29	6,169
		15,954
Industrials 3.8%
Booz Allen Hamilton Holding Corporation - Class A	39	3,661
Canadian Pacific Railway Limited	89	6,837
Huntington Ingalls Industries, Inc.	11	2,329
		12,827
Utilities 2.7%
Atmos Energy Corporation	9	997
Exelon Corporation	197	8,239
		9,236
Materials 1.1%
Corteva, Inc.	62	3,738
Real Estate 1.1%
Rexford Industrial Realty, Inc.	62	3,701
Total Common Stocks (cost $318,096)		322,147
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund, 4.48% (b) (c)	10,616	10,616
Total Short Term Investments (cost $10,616)		10,616
Total Investments 98.4% (cost $328,712)		332,763
Other Assets and Liabilities, Net 1.6%		5,395
Total Net Assets 100.0%		338,158

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	322,147	—	—	322,147
Short Term Investments	10,616	—	—	10,616
	332,763	—	—	332,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.3%
Information Technology 25.6%
Accenture Public Limited Company - Class A	6	1,599
Adobe Inc. (a)	4	1,567
Advanced Micro Devices, Inc. (a)	14	1,404
Akamai Technologies, Inc. (a)	1	102
Amphenol Corporation - Class A	5	432
Analog Devices, Inc.	5	888
ANSYS, Inc. (a)	1	255
Apple Inc.	132	21,784
Applied Materials, Inc.	8	921
Arista Networks, Inc. (a)	2	370
Autodesk, Inc. (a)	2	401
Broadcom Inc.	4	2,381
Cadence Design Systems, Inc. (a)	2	508
CDW Corp.	1	237
Ceridian HCM Holding Inc. (a)	1	99
Cisco Systems, Inc.	37	1,907
Cognizant Technology Solutions Corporation - Class A	5	279
Corning Incorporated	7	234
DXC Technology Company (a)	2	46
Enphase Energy, Inc. (a)	1	246
EPAM Systems, Inc. (a)	1	150
F5, Inc. (a)	1	84
Fair Isaac Corporation (a)	—	155
First Solar, Inc. (a)	1	197
Fortinet, Inc. (a)	6	382
Gartner, Inc. (a)	1	223
Gen Digital Inc.	5	85
Hewlett Packard Enterprise Company	11	176
HP, Inc.	7	219
Intel Corporation	37	1,201
International Business Machines Corporation	8	1,053
Intuit Inc.	3	1,112
Juniper Networks, Inc.	3	98
Keysight Technologies, Inc. (a)	2	254
KLA Corporation	1	483
Lam Research Corporation	1	638
Microchip Technology Incorporated	5	415
Micron Technology, Inc.	10	579
Microsoft Corporation	66	19,062
Monolithic Power Systems, Inc.	—	196
Motorola Solutions, Inc.	1	417
NetApp, Inc.	2	130
NVIDIA Corporation	22	6,069
NXP Semiconductors N.V.	2	427
On Semiconductor Corporation (a)	4	310
Oracle Corporation	14	1,268
Paycom Software, Inc. (a)	—	140
PTC Inc. (a)	1	130
Qorvo, Inc. (a)	1	98
Qualcomm Incorporated	10	1,264
Roper Technologies, Inc.	1	415
Salesforce, Inc. (a)	9	1,774
Seagate Technology Holdings Public Limited Company	2	111
ServiceNow, Inc. (a)	2	839
Skyworks Solutions, Inc.	1	162
SolarEdge Technologies Ltd. (a)	1	160
Synopsys, Inc. (a)	1	521
TE Connectivity Ltd. (b)	3	361
Teledyne Technologies Incorporated (a)	—	185
Teradyne, Inc.	1	149
Texas Instruments Incorporated	8	1,497
Trimble Inc. (a)	2	116
Tyler Technologies, Inc. (a)	—	125
VeriSign, Inc. (a)	1	172
Western Digital Corporation (a)	3	108
Zebra Technologies Corporation - Class A (a)	—	140
		79,510
Health Care 14.0%
Abbott Laboratories	16	1,568
AbbVie Inc.	16	2,503
Agilent Technologies, Inc.	3	364
Align Technology, Inc. (a)	1	211
AmerisourceBergen Corporation	1	226
Amgen Inc.	5	1,147
Baxter International Inc.	5	187
Becton, Dickinson and Company	3	618
Biogen Inc. (a)	1	354
Bio-Rad Laboratories, Inc. - Class A (a)	—	94
Bio-Techne Corporation	1	99
Boston Scientific Corporation (a)	13	633
Bristol-Myers Squibb Company	19	1,309
Cardinal Health, Inc.	2	169
Catalent, Inc. (a)	2	110
Centene Corporation (a)	5	310
Charles River Laboratories International, Inc. (a)	—	87
Cigna Corporation	3	682
CVS Health Corporation	11	850
Danaher Corporation	6	1,467
DaVita Inc. (a)	—	39
Dentsply Sirona Inc.	2	70
DexCom, Inc. (a)	3	398
Edwards Lifesciences Corporation (a)	6	455
Elevance Health, Inc.	2	975
Eli Lilly and Company	7	2,406
GE HealthCare Technologies Inc. (a)	3	271
Gilead Sciences, Inc.	11	913
HCA Healthcare, Inc.	2	497
Henry Schein, Inc. (a)	1	93
Hologic, Inc. (a)	2	177
Humana Inc.	1	537
IDEXX Laboratories, Inc. (a)	1	373
Illumina, Inc. (a)	1	317
Incyte Corporation (a)	2	112
Insulet Corporation (a)	1	194
Intuitive Surgical, Inc. (a)	3	788
IQVIA Holdings Inc (a)	2	332
Johnson & Johnson	23	3,600
Laboratory Corporation of America Holdings	1	179
McKesson Corporation	1	437
Medtronic, Inc.	12	953
Merck & Co., Inc.	23	2,396
Mettler-Toledo International Inc. (a)	—	308
Moderna, Inc. (a)	3	454
Molina Healthcare, Inc. (a)	1	138
Organon & Co.	2	50
PerkinElmer, Inc.	1	148
Pfizer Inc.	50	2,034
Quest Diagnostics Incorporated	1	136
Regeneron Pharmaceuticals, Inc. (a)	1	786
ResMed Inc.	1	293
Steris Limited	1	167
Stryker Corporation	3	860
Teleflex Incorporated	—	103
The Cooper Companies, Inc.	—	174
Thermo Fisher Scientific Inc.	4	2,008
UnitedHealth Group Incorporated	8	3,922
Universal Health Services, Inc. - Class B	1	71
Vertex Pharmaceuticals Incorporated (a)	2	721
Viatris Inc.	11	108
Waters Corporation (a)	1	162
West Pharmaceutical Services, Inc.	1	231
Zimmer Biomet Holdings, Inc.	2	234
Zoetis Inc. - Class A	4	683
		43,291
Financials 12.7%
AFLAC Incorporated	5	316
American Express Company	5	877
American International Group, Inc.	7	340
Ameriprise Financial, Inc.	1	294
AON Public Limited Company - Class A	2	579
Arch Capital Group Ltd. (a)	3	219
Arthur J. Gallagher & Co.	2	361
Assurant, Inc.	—	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bank of America Corporation	62	1,773
Berkshire Hathaway Inc. - Class B (a)	16	4,941
BlackRock, Inc.	1	890
Brown & Brown, Inc.	2	125
Capital One Financial Corporation	3	332
Cboe Global Markets, Inc.	1	126
Chubb Limited	4	718
Cincinnati Financial Corporation	1	156
Citigroup Inc.	17	810
Citizens Financial Group, Inc.	4	135
CME Group Inc. - Class A	3	612
Comerica Incorporated	1	47
Discover Financial Services	2	232
Everest Re Group, Ltd.	—	117
FactSet Research Systems Inc.	—	145
Fidelity National Information Services, Inc.	5	281
Fifth Third Bancorp	6	158
First Republic Bank	2	23
Fiserv, Inc. (a)	6	631
FleetCor Technologies, Inc. (a)	1	143
Franklin Resources, Inc.	2	65
Global Payments Inc.	2	242
Globe Life Inc.	1	84
Huntington Bancshares Incorporated	12	138
Intercontinental Exchange, Inc.	5	519
Invesco Ltd.	4	61
Jack Henry & Associates, Inc.	1	102
JPMorgan Chase & Co.	26	3,395
KeyCorp	9	107
Lincoln National Corporation	1	29
Loews Corporation	2	98
M&T Bank Corporation	2	181
MarketAxess Holdings Inc.	—	130
Marsh & Mclennan Companies, Inc.	4	726
MasterCard Incorporated - Class A	8	2,723
MetLife, Inc.	6	347
Moody's Corporation	1	431
Morgan Stanley	12	1,027
MSCI Inc. - Class A	1	395
Nasdaq, Inc.	3	174
Northern Trust Corporation	2	167
PayPal Holdings, Inc. (a)	10	764
Principal Financial Group, Inc.	2	146
Prudential Financial, Inc.	3	268
Raymond James Financial, Inc.	2	164
Regions Financial Corporation	8	150
S&P Global Inc.	3	997
State Street Corporation	3	229
Synchrony Financial	4	116
T. Rowe Price Group, Inc.	2	219
The Allstate Corporation	2	268
The Bank of New York Mellon Corporation (c)	7	304
The Charles Schwab Corporation	14	713
The Goldman Sachs Group, Inc.	3	977
The Hartford Financial Services Group, Inc.	3	193
The PNC Financial Services Group, Inc.	4	450
The Progressive Corporation	5	737
The Travelers Companies, Inc.	2	347
Truist Financial Corporation	12	407
U.S. Bancorp	12	440
Visa Inc. - Class A	14	3,254
W. R. Berkley Corporation	2	122
Wells Fargo & Company	34	1,265
Willis Towers Watson Public Limited Company	1	225
Zions Bancorporation, National Association	1	40
		39,368
Consumer Discretionary 10.0%
Advance Auto Parts, Inc.	1	64
Amazon.com, Inc. (a)	79	8,179
Aptiv PLC (a)	2	266
AutoZone, Inc. (a)	—	403
Bath & Body Works, Inc.	2	75
Best Buy Co., Inc.	2	135
Booking Holdings Inc. (a)	—	915
BorgWarner Inc.	2	111
Caesars Entertainment, Inc. (a)	2	95
CarMax, Inc. (a)	1	94
Carnival Corporation (a) (d)	9	96
Chipotle Mexican Grill, Inc. (a)	—	422
D.R. Horton, Inc.	3	269
Darden Restaurants, Inc.	1	165
Domino's Pizza, Inc.	—	98
eBay Inc.	5	210
ETSY, Inc. (a)	1	131
Expedia Group, Inc. (a)	1	124
Ford Motor Company	34	429
Garmin Ltd.	1	134
General Motors Company	13	460
Genuine Parts Company	1	211
Hasbro, Inc.	1	66
Hilton Worldwide Holdings Inc.	2	326
Las Vegas Sands Corp. (a)	3	177
Lennar Corporation - Class A	2	235
LKQ Corporation	2	130
Lowe`s Companies, Inc.	5	1,074
Marriott International, Inc. - Class A	2	399
McDonald's Corporation	7	1,819
MGM Resorts International	3	124
Mohawk Industries, Inc. (a)	—	46
Newell Brands Inc.	3	43
NIKE, Inc. - Class B	11	1,357
Norwegian Cruise Line Holdings Ltd. (a)	4	51
NVR, Inc. (a)	—	150
O'Reilly Automotive, Inc. (a)	1	470
Pool Corporation	—	127
PulteGroup, Inc.	2	122
Ralph Lauren Corporation - Class A	—	43
Ross Stores, Inc.	3	321
Royal Caribbean Cruises Ltd.	2	131
Starbucks Corporation	10	1,063
Tapestry, Inc.	2	88
Tesla Inc. (a)	24	4,956
The Home Depot, Inc.	9	2,672
The TJX Companies, Inc.	10	810
Tractor Supply Company	1	228
Ulta Beauty, Inc. (a)	—	250
V.F. Corporation	3	63
Whirlpool Corporation	—	60
Wynn Resorts, Limited (a)	1	104
Yum! Brands, Inc.	3	332
		30,923
Industrials 8.5%
3M Company	5	517
A. O. Smith Corporation	1	84
Alaska Air Group, Inc. (a)	1	45
Allegion Public Limited Company	1	83
American Airlines Group Inc. (a)	6	95
AMETEK, Inc.	2	300
Automatic Data Processing, Inc.	4	824
Broadridge Financial Solutions, Inc.	1	159
C.H. Robinson Worldwide, Inc.	1	99
Carrier Global Corporation	8	344
Caterpillar Inc.	5	1,058
Cintas Corporation	1	356
Copart, Inc. (a)	4	294
CoStar Group, Inc. (a)	4	245
CSX Corporation	19	556
Cummins Inc.	1	301
Deere & Company	2	992
Delta Air Lines, Inc. (a)	6	194
Dover Corporation	1	182
Eaton Corporation Public Limited Company	4	602
Emerson Electric Co.	5	447
Equifax Inc.	1	225
Expeditors International of Washington, Inc.	2	163
Fastenal Company	5	266
FedEx Corporation	2	464
Fortive Corporation	3	211

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a)	1	59
General Dynamics Corporation	2	458
General Electric Company	10	927
Honeywell International Inc.	6	1,134
Howmet Aerospace Inc.	3	145
Huntington Ingalls Industries, Inc.	—	71
IDEX Corporation	1	162
Illinois Tool Works Inc.	2	598
Ingersoll Rand Inc.	4	206
J. B. Hunt Transport Services, Inc.	1	128
Jacobs Engineering Group Inc.	1	133
Johnson Controls International Public Limited Company	6	364
L3Harris Technologies, Inc.	2	333
Leidos Holdings, Inc.	1	113
Lockheed Martin Corporation	2	954
Masco Corporation	2	95
Nordson Corporation	—	100
Norfolk Southern Corporation	2	424
Northrop Grumman Corporation	1	589
Old Dominion Freight Line, Inc.	1	276
Otis Worldwide Corporation	4	320
PACCAR Inc	5	345
Parker-Hannifin Corporation	1	388
Paychex, Inc.	3	331
Pentair Public Limited Company	1	81
Quanta Services, Inc.	1	220
Raytheon Technologies Corporation	13	1,274
Republic Services, Inc.	2	255
Robert Half International Inc.	1	75
Rockwell Automation, Inc.	1	300
Rollins, Inc.	2	72
Snap-on Incorporated	—	111
Southwest Airlines Co.	5	168
Stanley Black & Decker, Inc.	1	106
Textron Inc.	2	124
The Boeing Company (a)	5	1,061
Trane Technologies Public Limited Company	2	365
TransDigm Group Incorporated	—	332
Union Pacific Corporation	5	1,094
United Airlines Holdings, Inc. (a)	3	129
United Parcel Service, Inc. - Class B	7	1,257
United Rentals, Inc.	1	247
Verisk Analytics, Inc.	1	266
W. W. Grainger, Inc.	—	281
Waste Management, Inc.	3	538
Westinghouse Air Brake Technologies Corporation	2	157
Xylem Inc.	2	170
		26,442
Communication Services 8.0%
Activision Blizzard, Inc.	6	535
Alphabet Inc. - Class A (a)	53	5,488
Alphabet Inc. - Class C (a)	46	4,796
AT&T Inc.	63	1,220
Comcast Corporation - Class A	37	1,416
Dish Network Corporation - Class A (a)	2	20
Electronic Arts Inc.	2	273
Former Charter Communications Parent, Inc. - Class A (a)	1	330
Fox Corporation - Class A	3	90
Fox Corporation - Class B	2	46
Live Nation Entertainment, Inc. (a)	1	83
Match Group, Inc. (a)	2	90
Meta Platforms, Inc. - Class A (a)	20	4,190
Netflix, Inc. (a)	4	1,367
News Corporation - Class A	4	63
News Corporation - Class B	1	25
Omnicom Group Inc.	2	178
Paramount Global - Class B	4	93
Take-Two Interactive Software, Inc. (a)	2	177
The Interpublic Group of Companies, Inc.	3	121
The Walt Disney Company (a)	16	1,625
T-Mobile USA, Inc. (a)	5	769
Verizon Communications Inc.	37	1,451
Warner Bros. Discovery, Inc. - Series A (a)	20	300
		24,746
Consumer Staples 7.1%
Altria Group, Inc.	16	713
Archer-Daniels-Midland Company	5	393
Brown-Forman Corporation - Class B	2	112
Bunge Limited	1	125
Campbell Soup Company	2	92
Church & Dwight Co., Inc.	2	199
Colgate-Palmolive Company	7	555
Conagra Brands, Inc.	4	158
Constellation Brands, Inc. - Class A	1	319
Costco Wholesale Corporation	4	1,958
Dollar General Corporation	2	419
Dollar Tree, Inc. (a)	2	261
General Mills, Inc.	5	449
Hormel Foods Corporation	3	99
Kellogg Company	2	159
Keurig Dr Pepper Inc.	8	271
Kimberly-Clark Corporation	3	406
Kraft Foods Group, Inc.	7	281
Lamb Weston Holdings, Inc.	1	133
McCormick & Company, Incorporated	2	179
Molson Coors Beverage Company - Class B	2	82
Mondelez International, Inc. - Class A	12	849
Monster Beverage 1990 Corporation (a)	7	357
PepsiCo, Inc.	12	2,230
Philip Morris International Inc.	14	1,339
Sysco Corporation	5	353
Target Corporation	4	677
The Clorox Company	1	171
The Coca-Cola Company	35	2,144
The Estee Lauder Companies Inc. - Class A	2	516
The Hershey Company	1	338
The J. M. Smucker Company	1	155
The Kroger Co.	6	280
The Procter & Gamble Company	21	3,116
Tyson Foods, Inc. - Class A	3	150
Walgreens Boots Alliance, Inc.	6	221
Walmart Inc.	12	1,837
		22,096
Energy 4.5%
Apa Corp.	3	97
Baker Hughes Company - Class A	9	253
Chevron Corporation	16	2,578
ConocoPhillips	11	1,079
Coterra Energy Inc.	7	171
Devon Energy Corporation	6	293
Diamondback Energy, Inc.	2	229
EOG Resources, Inc.	5	604
EQT Corporation	3	99
Exxon Mobil Corporation	37	4,011
Halliburton Company	8	256
Hess Corporation	2	317
Kinder Morgan, Inc.	17	300
Marathon Oil Corporation	6	140
Marathon Petroleum Corporation	4	551
Occidental Petroleum Corporation	7	407
ONEOK, Inc.	4	247
Phillips 66	4	414
Pioneer Natural Resources Company	2	436
Schlumberger Limited	13	628
Targa Resources Corp.	2	154
The Williams Companies, Inc.	11	325
Valero Energy Corporation	3	479
		14,068
Utilities 2.8%
Alliant Energy Corporation	2	120
Ameren Corporation	2	203
American Electric Power Company, Inc.	5	422
American Water Works Company, Inc.	2	247
Atmos Energy Corporation	1	148
CenterPoint Energy, Inc.	6	162
CMS Energy Corporation	3	164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	3	309
Constellation Energy Group, Inc.	3	223
Dominion Energy, Inc.	7	409
DTE Energy Company	2	184
Duke Energy Corporation	7	664
Edison International	3	243
Entergy Corporation	2	190
Evergy, Inc.	2	125
Eversource Energy	3	236
Exelon Corporation	9	370
FirstEnergy Corp.	5	190
NextEra Energy, Inc.	18	1,361
NiSource Inc.	4	100
NRG Energy, Inc.	2	71
PG&E Corporation (a)	14	233
Pinnacle West Capital Corporation	1	74
PPL Corporation	7	187
Public Service Enterprise Group Incorporated	4	270
Sempra Energy	3	421
The AES Corporation	6	142
The Southern Company	10	667
WEC Energy Group Inc.	3	260
Xcel Energy Inc.	5	330
		8,725
Materials 2.6%
Air Products and Chemicals, Inc.	2	564
Albemarle Corporation	1	226
Amcor Pty Ltd	14	154
Avery Dennison Corporation	1	122
Ball Corporation	3	148
Celanese Corporation - Class A	1	98
CF Industries Holdings, Inc.	2	121
Corteva, Inc.	6	381
Dow Inc.	6	341
DuPont de Nemours, Inc.	4	288
Eastman Chemical Company	1	84
Ecolab Inc.	2	368
FMC Corporation	1	132
Freeport-McMoRan Inc.	13	517
International Flavors & Fragrances Inc.	2	210
International Paper Company	3	109
Legacy Vulcan Corp.	1	201
Linde Public Limited Company	4	1,555
LyondellBasell Industries N.V. - Class A	2	220
Martin Marietta Materials, Inc.	1	198
MOS Holdings Inc.	3	142
Newmont Corporation	7	350
Nucor Corporation	2	353
Packaging Corporation of America	1	123
PPG Industries, Inc.	2	287
Sealed Air Corporation	1	59
Steel Dynamics, Inc.	1	161
The Sherwin-Williams Company	2	465
WestRock Company	2	70
		8,047
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	1	173
American Tower Corporation	4	849
AvalonBay Communities, Inc.	1	205
Boston Properties, Inc.	1	71
Camden Property Trust	1	104
CBRE Group, Inc. - Class A (a)	3	211
Crown Castle Inc.	4	523
Digital Realty Trust, Inc.	3	244
Equinix, Inc.	1	588
Equity Residential	3	185
Essex Property Trust, Inc.	1	120
Extra Space Storage Inc.	1	190
Federal Realty Investment Trust	1	58
Healthpeak Properties, Inc.	5	109
Host Hotels & Resorts, Inc.	7	113
Invitation Homes Inc.	5	158
Iron Mountain Incorporated	3	137
KRC Interim Corp.	6	108
Mid-America Apartment Communities, Inc.	1	150
ProLogis Inc.	8	1,024
Public Storage	1	422
Realty Income Corporation	5	344
Regency Centers Corporation	1	86
SBA Communications Corporation - Class A	1	243
Simon Property Group, Inc.	3	331
UDR, Inc.	3	112
Ventas, Inc.	4	154
VICI Properties Inc.	9	297
Welltower Inc.	4	305
Weyerhaeuser Company	7	199
		7,813
Total Common Stocks (cost $264,384)		305,029
INVESTMENT COMPANIES 0.9%
iShares Core S&P 500 ETF	7	2,877
Total Investment Companies (cost $2,827)		2,877
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 4.48% (c) (e)	1,649	1,649
Total Short Term Investments (cost $1,649)		1,649
Total Investments 99.8% (cost $268,860)		309,555
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net 0.2%		687
Total Net Assets 100.0%		310,274

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of March 31, 2023.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	15	—	1	—	—	304	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	291	361	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	10	June 2023	1,974	32	94

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	305,029	—	—	305,029
Investment Companies	2,877	—	—	2,877
Short Term Investments	1,649	—	—	1,649
	309,555	—	—	309,555
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	94	—	—	94
	94	—	—	94

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 97.7%
United States of America 51.1%
Adobe Inc. (a)	1	340
Advanced Micro Devices, Inc. (a)	2	204
AFLAC Incorporated	5	314
American Water Works Company, Inc.	1	200
Aptiv PLC (a)	2	278
Becton, Dickinson and Company	1	346
Bio-Rad Laboratories, Inc. - Class A (a)	1	264
Bruker Corporation	3	231
Calix, Inc. (a)	5	257
Danaher Corporation	2	398
Deere & Company	1	490
Hexcel Corporation	4	278
Intuit Inc.	1	306
Johnson & Johnson	2	244
Keysight Technologies, Inc. (a)	2	292
Lumentum Holdings Inc. (a)	3	163
Microsoft Corporation	2	445
MSCI Inc. - Class A	1	461
On Semiconductor Corporation (a)	3	285
Palo Alto Networks, Inc. (a)	1	209
Steris Limited	2	320
Tetra Tech, Inc.	2	332
The Procter & Gamble Company	2	297
TopBuild Corp. (a)	1	175
Visa Inc. - Class A	2	456
Waste Management, Inc.	3	468
West Pharmaceutical Services, Inc.	1	317
Xylem Inc.	2	190
		8,560
United Kingdom 9.1%
Abcam PLC - ADR (a)	13	172
Experian PLC	9	285
Haleon PLC	74	292
London Stock Exchange Group PLC	5	438
Unilever PLC	6	332
		1,519
Germany 5.0%
Deutsche Borse Aktiengesellschaft - Class N	2	432
Infineon Technologies AG - Class N	10	403
		835
Netherlands 4.7%
ASML Holding N.V.	—	324
Koninklijke DSM N.V.	2	211
NXP Semiconductors N.V.	1	253
		788
Ireland 4.1%
Accenture Public Limited Company - Class A	1	380
Icon Public Limited Company (a)	1	311
		691
Switzerland 3.4%
Alcon AG	3	229
Partners Group Holding AG	—	340
		569
Japan 3.4%
Keyence Corporation	—	245
SMC Corporation	1	318
		563
India 3.2%
Apollo Hospitals Enterprise Limited	5	246
Dabur India Limited	43	286
		532
Taiwan 3.1%
MediaTek Inc.	8	208
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	318
		526
Singapore 3.0%
Flex Ltd. (a)	22	502
Denmark 2.9%
Chr. Hansen Holding A/S	3	256
Orsted A/S (b)	3	221
		477
Hong Kong 1.6%
AIA Group Limited	26	271
Norway 1.4%
TOMRA Systems ASA	13	226
China 1.1%
BYD Company Limited - Class H	6	191
Austria 0.3%
Erste Group Bank AG	2	56
France 0.3%
Dassault Systemes	1	51
Total Common Stocks (cost $15,680)		16,357
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 4.48% (c) (d)	160	160
Total Short Term Investments (cost $160)		160
Total Investments 98.7% (cost $15,840)		16,517
Other Derivative Instruments (0.2)%		(37)
Other Assets and Liabilities, Net 1.5%		262
Total Net Assets 100.0%		16,742
(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/AB Sustainable Global Thematic Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	08/08/22	281	221	1.3

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	04/13/23	AUD	440	294	(13)
BRL/USD	CIT	04/04/23	BRL	384	76	1
BRL/USD	CIT	05/03/23	BRL	384	75	2
CAD/USD	BOA	06/09/23	CAD	616	456	5
CHF/USD	BOA	05/24/23	CHF	47	51	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	SCB	04/20/23	CNY	2,709	395	(4)
EUR/USD	BOA	05/11/23	EUR	360	390	1
HKD/USD	BOA	07/12/23	HKD	200	25	—
INR/USD	BOA	06/22/23	INR	26,807	325	3
JPY/USD	BOA	04/28/23	JPY	48,590	367	(5)
JPY/USD	BOA	04/28/23	JPY	11,558	88	—
JPY/USD	MSC	04/28/23	JPY	5,490	41	—
KRW/USD	CIT	04/26/23	KRW	231,446	178	(10)
SEK/USD	BOA	04/21/23	SEK	1,131	109	—
USD/BRL	CIT	04/04/23	BRL	(384)	(76)	(2)
USD/CHF	BOA	05/24/23	CHF	(124)	(136)	(3)
USD/CHF	BOA	05/24/23	CHF	(32)	(35)	—
USD/EUR	BOA	05/11/23	EUR	(50)	(54)	(1)
USD/EUR	BOA	05/11/23	EUR	(30)	(32)	—
USD/EUR	SCB	05/11/23	EUR	(681)	(740)	(15)
USD/GBP	BOA	05/24/23	GBP	(46)	(55)	—
USD/GBP	MSC	05/24/23	GBP	(665)	(821)	(6)
USD/HKD	BOA	07/12/23	HKD	(1,103)	(141)	1
USD/INR	BOA	06/22/23	INR	(3,900)	(47)	—
USD/INR	CIT	06/22/23	INR	(41,683)	(505)	—
USD/INR	MSC	06/22/23	INR	(4,073)	(49)	—
USD/JPY	BOA	04/28/23	JPY	(22,755)	(172)	1
USD/NOK	BOA	04/21/23	NOK	(1,885)	(180)	8
USD/TWD	BOA	06/15/23	TWD	(1,142)	(38)	—
USD/TWD	CIT	06/15/23	TWD	(3,860)	(128)	—
USD/TWD	MSC	06/15/23	TWD	(1,877)	(62)	—
					(401)	(37)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks
United States of America	8,560	—	—	8,560
United Kingdom	172	1,347	—	1,519
Germany	—	835	—	835
Netherlands	253	535	—	788
Ireland	691	—	—	691
Switzerland	—	569	—	569
Japan	—	563	—	563
India	—	532	—	532
Taiwan	318	208	—	526
Singapore	502	—	—	502
Denmark	—	477	—	477
Hong Kong	—	271	—	271
Norway	—	226	—	226
China	—	191	—	191
Austria	—	56	—	56
France	—	51	—	51
Short Term Investments	160	—	—	160
	10,656	5,861	—	16,517
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	22	—	22
	—	22	—	22
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(59)	—	(59)
	—	(59)	—	(59)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 93.9%
Health Care 21.2%
Abbott Laboratories	43	4,397
AbbVie Inc.	28	4,490
Agilent Technologies, Inc.	9	1,204
Amgen Inc.	18	4,300
Becton, Dickinson and Company	4	998
Bio-Rad Laboratories, Inc. - Class A (a)	1	239
Bio-Techne Corporation	9	683
Bristol-Myers Squibb Company	24	1,654
Centene Corporation (a)	2	155
Charles River Laboratories International, Inc. (a)	2	432
Chemed Corporation	6	3,108
Cigna Corporation	3	859
CVS Health Corporation	19	1,426
Danaher Corporation	16	4,143
Elevance Health, Inc.	8	3,763
Eli Lilly and Company	8	2,834
Envista Holdings Corporation (a)	19	756
Gilead Sciences, Inc.	3	228
Hologic, Inc. (a)	6	521
Humana Inc.	9	4,570
IQVIA Holdings Inc (a)	5	956
Johnson & Johnson	35	5,486
McKesson Corporation	11	4,082
Medtronic, Inc.	38	3,090
Merck & Co., Inc.	54	5,697
Mettler-Toledo International Inc. (a)	1	1,394
Pfizer Inc.	15	629
Qiagen N.V. (a)	17	790
Quest Diagnostics Incorporated	2	337
Regeneron Pharmaceuticals, Inc. (a)	5	4,041
ResMed Inc.	2	485
Seagen Inc. (a)	2	400
Stryker Corporation	2	439
Thermo Fisher Scientific Inc.	9	5,292
United Therapeutics Corporation (a)	8	1,785
UnitedHealth Group Incorporated	10	4,718
Veeva Systems Inc. - Class A (a)	5	1,003
Vertex Pharmaceuticals Incorporated (a)	12	3,729
Viatris Inc.	48	461
Waters Corporation (a)	1	198
West Pharmaceutical Services, Inc.	1	219
Zoetis Inc. - Class A	4	670
		86,661
Consumer Staples 19.6%
Altria Group, Inc.	21	940
Archer-Daniels-Midland Company	5	423
Campbell Soup Company	5	293
Casey's General Stores, Inc.	3	656
Church & Dwight Co., Inc.	17	1,508
Colgate-Palmolive Company	62	4,676
Constellation Brands, Inc. - Class A	4	974
Costco Wholesale Corporation	11	5,293
Dollar General Corporation	4	868
Flowers Foods, Inc.	60	1,651
General Mills, Inc.	16	1,385
Hormel Foods Corporation	104	4,152
Kellogg Company	16	1,092
Kimberly-Clark Corporation	1	189
McCormick & Company, Incorporated	5	400
Mondelez International, Inc. - Class A	82	5,727
Monster Beverage 1990 Corporation (a)	78	4,220
PepsiCo, Inc.	34	6,162
Philip Morris International Inc.	55	5,310
Seaboard Corporation	—	113
Target Corporation	9	1,430
The Clorox Company	17	2,665
The Coca-Cola Company	85	5,244
The Estee Lauder Companies Inc. - Class A	3	784
The Hershey Company	23	5,952
The J. M. Smucker Company	15	2,294
The Kroger Co.	68	3,381
The Procter & Gamble Company	41	6,116
Tyson Foods, Inc. - Class A	3	155
Walmart Inc.	41	6,064
		80,117
Industrials 13.6%
3M Company	21	2,163
Air Lease Corporation - Class A	9	339
AMETEK, Inc.	1	197
Automatic Data Processing, Inc.	5	1,087
C.H. Robinson Worldwide, Inc.	4	422
Caci International Inc. - Class A (a)	7	2,189
Caterpillar Inc.	14	3,236
Cintas Corporation	2	879
Copart, Inc. (a)	26	1,942
Cummins Inc.	10	2,446
Deere & Company	4	1,817
Eaton Corporation Public Limited Company	1	137
Emerson Electric Co.	4	390
Expeditors International of Washington, Inc.	38	4,209
FedEx Corporation	3	745
FTI Consulting, Inc. (a)	21	4,143
Honeywell International Inc.	4	692
Illinois Tool Works Inc.	6	1,339
J. B. Hunt Transport Services, Inc.	9	1,569
Knight-Swift Transportation Holdings Inc. - Class A	17	959
Landstar System, Inc.	4	802
Leidos Holdings, Inc.	2	145
Lockheed Martin Corporation	11	5,259
Old Dominion Freight Line, Inc.	4	1,281
Republic Services, Inc.	41	5,478
Robert Half International Inc.	9	740
Rollins, Inc.	7	257
Union Pacific Corporation	12	2,343
United Parcel Service, Inc. - Class B	14	2,796
Waste Management, Inc.	34	5,526
		55,527
Financials 11.0%
AFLAC Incorporated	9	597
American International Group, Inc.	18	919
AON Public Limited Company - Class A	4	1,278
Arch Capital Group Ltd. (a)	6	408
Assurant, Inc.	2	245
Bank of America Corporation	9	248
Chubb Limited	10	1,979
Cincinnati Financial Corporation	16	1,792
Citigroup Inc.	7	334
Citizens Financial Group, Inc.	16	491
CME Group Inc. - Class A	22	4,175
Commerce Bancshares, Inc.	2	100
Erie Indemnity Company - Class A	5	1,204
Everest Re Group, Ltd.	7	2,472
Fidelity National Information Services, Inc.	2	95
First Citizens BancShares, Inc. - Class A	1	1,424
Intercontinental Exchange, Inc.	2	161
JPMorgan Chase & Co.	28	3,688
Loews Corporation	5	308
M&T Bank Corporation	2	268
MarketAxess Holdings Inc.	1	509
Marsh & Mclennan Companies, Inc.	1	207
MasterCard Incorporated - Class A	8	2,763
MetLife, Inc.	18	1,037
Prosperity Bancshares, Inc.	17	1,057
Prudential Financial, Inc.	4	311
Reinsurance Group of America, Incorporated	1	187
RenaissanceRe Holdings Ltd	2	359
The Allstate Corporation	10	1,101
The Charles Schwab Corporation	20	1,041
The Hartford Financial Services Group, Inc.	8	589
The PNC Financial Services Group, Inc.	1	129
The Progressive Corporation	16	2,334
The Travelers Companies, Inc.	22	3,717
Unum Group	6	256
Visa Inc. - Class A (b)	23	5,178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
W. R. Berkley Corporation	6	357
White Mountains Insurance Group Ltd	1	1,577
		44,895
Information Technology 7.7%
Accenture Public Limited Company - Class A	11	3,041
Adobe Inc. (a)	9	3,447
Apple Inc.	3	432
Avnet, Inc.	3	120
Broadcom Inc.	3	1,723
Cirrus Logic, Inc. (a)	2	193
Cisco Systems, Inc.	60	3,141
Dolby Laboratories, Inc. - Class A	25	2,131
Gen Digital Inc.	54	925
Hewlett Packard Enterprise Company	39	619
Intel Corporation	13	412
International Business Machines Corporation	15	1,934
Microsoft Corporation	8	2,424
NetApp, Inc.	12	739
Oracle Corporation	16	1,449
Roper Technologies, Inc.	8	3,492
Synopsys, Inc. (a)	2	658
Teledyne Technologies Incorporated (a)	1	430
Texas Instruments Incorporated	23	4,247
		31,557
Communication Services 6.7%
Alphabet Inc. - Class A (a)	50	5,149
AT&T Inc.	40	776
Electronic Arts Inc.	36	4,302
Madison Square Garden Entertainment Corp. - Class A	1	143
Meta Platforms, Inc. - Class A (a)	13	2,676
The New York Times Company - Class A	8	316
T-Mobile USA, Inc. (a)	41	5,871
Verizon Communications Inc.	142	5,539
World Wrestling Entertainment, Inc. - Class A	30	2,717
		27,489
Utilities 4.0%
Alliant Energy Corporation	9	480
Ameren Corporation	2	206
American Electric Power Company, Inc.	3	243
American Water Works Company, Inc.	13	1,962
Consolidated Edison, Inc.	6	544
Dominion Energy, Inc.	19	1,045
DTE Energy Company	2	181
Duke Energy Corporation	31	3,019
Eversource Energy	20	1,575
Exelon Corporation	4	170
NextEra Energy, Inc.	2	127
PPL Corporation	20	562
Public Service Enterprise Group Incorporated	23	1,442
The Southern Company	25	1,767
WEC Energy Group Inc.	19	1,782
Xcel Energy Inc.	17	1,151
		16,256
Consumer Discretionary 3.6%
AutoZone, Inc. (a)	—	1,089
Garmin Ltd.	19	1,897
Grand Canyon Education, Inc. (a)	1	116
McDonald's Corporation	19	5,308
O'Reilly Automotive, Inc. (a)	5	3,938
The Home Depot, Inc.	8	2,470
		14,818
Materials 3.4%
Air Products and Chemicals, Inc.	7	1,933
Ashland Inc.	2	184
CF Industries Holdings, Inc.	23	1,664
Corteva, Inc.	12	744
International Paper Company	11	387
Linde Public Limited Company	3	1,095
LyondellBasell Industries N.V. - Class A	7	633
Newmont Corporation	34	1,661
Packaging Corporation of America	4	509
Reliance Steel & Aluminum Co.	9	2,228
Royal Gold, Inc.	20	2,566
WestRock Company	8	232
		13,836
Energy 2.6%
ConocoPhillips	21	2,131
EOG Resources, Inc.	30	3,484
HF Sinclair Corporation	5	263
Marathon Petroleum Corporation	20	2,717
Phillips 66	9	905
Valero Energy Corporation	8	1,051
		10,551
Real Estate 0.5%
Public Storage	6	1,850
Total Common Stocks (cost $369,187)		383,557
SHORT TERM INVESTMENTS 5.7%
Investment Companies 5.7%
JNL Government Money Market Fund, 4.48% (c) (d)	23,086	23,086
Total Short Term Investments (cost $23,086)		23,086
Total Investments 99.6% (cost $392,273)		406,643
Other Derivative Instruments 0.1%		303
Other Assets and Liabilities, Net 0.3%		1,513
Total Net Assets 100.0%		408,459

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	105	June 2023	20,765	303	958

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	383,557	—	—	383,557
Short Term Investments	23,086	—	—	23,086
	406,643	—	—	406,643
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	958	—	—	958
	958	—	—	958

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 96.7%
Netherlands 17.5%
Adyen B.V. (a) (b)	27	43,193
argenx SE (a)	64	23,868
ASML Holding N.V.	84	57,132
Exor Nederland N.V.	213	17,529
		141,722
United States of America 14.9%
Elastic N.V. (a)	133	7,681
Illumina, Inc. (a)	71	16,436
Moderna, Inc. (a)	207	31,796
NVIDIA Corporation	38	10,634
SolarEdge Technologies Ltd. (a)	14	4,379
Spotify Technology S.A. (a)	256	34,245
Tesla Inc. (a)	75	15,558
		120,729
China 12.9%
Alibaba Group Holding Limited (a) (b)	774	9,831
Baidu, Inc. - Class A - ADR (a)	53	8,021
Full Truck Alliance Co. Ltd. - Class A - ADR (a)	353	2,684
Ganfeng Lithium Group Co., Ltd - Class H (b)	484	3,066
Meituan - Class B (a) (b)	1,311	23,916
NIO, Inc. - Class A - ADR (a)	1,046	10,997
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	78	5,887
Tencent Holdings Limited	692	33,748
Wuxi Biologics Cayman Inc (a) (b)	1,072	6,612
		104,762
Brazil 8.4%
MercadoLibre S.R.L (a)	47	61,875
NU Holdings Ltd. - Class A (a)	1,392	6,628
		68,503
France 6.9%
Kering	57	37,015
L'Oreal	42	18,854
		55,869
Denmark 5.7%
Ambu A/S - Class B (a)	367	5,492
Genmab A/S (a)	66	25,035
Novozymes A/S - Class B	3	179
Vestas Wind Systems A/S	531	15,381
		46,087
Japan 4.7%
M3, Inc.	630	15,869
Nidec Corporation	277	14,386
SBI Holdings, Inc. (c)	118	2,350
SMC Corporation	11	5,774
		38,379
Germany 3.8%
Delivery Hero SE (a) (b)	267	9,111
Hellofresh SE (a)	271	6,453
home24 SE (a)	73	577
Jumia Technologies AG - ADR (a)	202	664
Zalando SE (a) (b)	335	14,018
		30,823
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Company Limited	1,525	27,046
Italy 3.2%
Ferrari N.V.	80	21,659
Prysmian S.p.A.	111	4,677
		26,336
Sweden 3.0%
Atlas Copco Aktiebolag - Class A	1,286	16,350
Kinnevik AB - Class B (a)	411	6,146
Oatly Group AB (Publ) - ADR (a) (c)	629	1,521
		24,017
Israel 1.9%
Mobileye Global Inc. - Class A (a)	106	4,574
Wix.Com Ltd. (a)	111	11,122
		15,696
United Kingdom 1.8%
Ocado Group PLC (a)	1,317	8,684
Wise PLC - Class A (a)	913	6,129
		14,813
Belgium 1.4%
Umicore	339	11,509
Australia 1.3%
WiseTech Global Limited	245	10,788
India 1.3%
Housing Development Finance Corporation Limited	327	10,501
Hong Kong 1.3%
AIA Group Limited	483	5,064
Hong Kong Exchanges and Clearing Limited	115	5,095
		10,159
Switzerland 1.3%
Temenos AG - Class N	61	4,227
VAT Group AG (b)	16	5,881
		10,108
South Korea 0.8%
Coupang, Inc. - Class A (a)	412	6,591
Singapore 0.7%
Sea Limited - Class A - ADR (a)	66	5,674
Bermuda 0.6%
Autostore Holdings Ltd (a) (b) (c)	2,263	4,878
Total Common Stocks (cost $1,146,155)		784,990
PREFERRED STOCKS 1.7%
Germany 1.7%
Sartorius Aktiengesellschaft	32	13,468
Total Preferred Stocks (cost $17,638)		13,468
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund, 4.48% (d) (e)	12,406	12,406
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	2,082	2,082
Total Short Term Investments (cost $14,488)		14,488
Total Investments 100.2% (cost $1,178,281)		812,946
Other Assets and Liabilities, Net (0.2)%		(1,360)
Total Net Assets 100.0%		811,586

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	60,249	43,193	5.3
Alibaba Group Holding Limited	04/13/21	23,357	9,831	1.2
Autostore Holdings Ltd	10/14/22	4,224	4,878	0.6
Delivery Hero SE	04/13/21	33,379	9,111	1.1
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	3,066	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Baillie Gifford International Growth Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan - Class B	04/13/21	44,041	23,916	3.0
VAT Group AG	03/13/23	5,265	5,881	0.7
Wuxi Biologics Cayman Inc	06/16/21	15,469	6,612	0.8
Zalando SE	04/13/21	35,461	14,018	1.7
		225,548	120,506	14.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	246,967	538,023	—	784,990
Preferred Stocks	13,468	—	—	13,468
Short Term Investments	14,488	—	—	14,488
	274,923	538,023	—	812,946

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.8%
Information Technology 28.0%
Cloudflare, Inc. - Class A (a)	39	2,423
Datadog, Inc. - Class A (a)	19	1,405
HashiCorp, Inc. - Class A (a)	36	1,048
NVIDIA Corporation	15	4,273
Shopify Inc. - Class A (a)	130	6,211
Snowflake Inc. - Class A (a)	11	1,673
Twilio Inc. - Class A (a)	24	1,601
Workday, Inc. - Class A (a)	12	2,550
Zoom Video Communications, Inc. - Class A (a)	16	1,210
		22,394
Consumer Discretionary 23.7%
Amazon.com, Inc. (a)	42	4,308
Carvana Co. - Class A (a) (b)	13	127
Chegg, Inc. (a)	52	841
Chewy, Inc. - Class A (a)	48	1,778
Coursera, Inc. (a)	62	712
Doordash, Inc. - Class A (a)	30	1,941
Duolingo, Inc. - Class A (a)	17	2,398
Rivian Automotive, Inc. - Class A (a) (b)	19	301
Sweetgreen, Inc. - Class A (a)	31	241
Tesla Inc. (a)	26	5,385
Wayfair Inc. - Class A (a)	28	952
		18,984
Communication Services 18.6%
Netflix, Inc. (a)	9	3,186
Pinterest, Inc. - Class A (a)	50	1,356
Roblox Corporation - Class A (a)	46	2,050
Roku Inc. - Class A (a)	20	1,296
Snap Inc. - Class A (a)	62	701
The Trade Desk, Inc. - Class A (a)	103	6,274
		14,863
Health Care 18.5%
10X Genomics, Inc. - Class A (a)	17	966
Alnylam Pharmaceuticals, Inc. (a)	12	2,473
Denali Therapeutics Inc. (a)	45	1,034
Doximity, Inc. - Class A (a)	18	582
Illumina, Inc. (a)	7	1,582
Moderna, Inc. (a)	35	5,309
Novocure Limited (a)	22	1,337
Penumbra, Inc. (a)	4	1,134
Recursion Pharmaceuticals, Inc. - Class A (a)	46	309
Sana Biotechnology, Inc. (a) (b)	27	88
		14,814
Industrials 6.6%
CoStar Group, Inc. (a)	41	2,825
Watsco, Inc.	8	2,468
		5,293
Financials 3.4%
Affirm Holdings, Inc. - Class A (a) (b)	39	441
Lemonade, Inc. (a) (b)	25	359
MarketAxess Holdings Inc.	5	1,943
		2,743
Real Estate 0.6%
Redfin Corporation (a) (b)	52	476
Materials 0.4%
Ginkgo Bioworks Holdings, Inc. - Class A (a)	231	307
Total Common Stocks (cost $142,364)		79,874
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund, 4.48% (d) (e)	617	617
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	387	387
Total Short Term Investments (cost $1,004)		1,004
Total Investments 101.1% (cost $143,368)		80,892
Other Assets and Liabilities, Net (1.1)%		(898)
Total Net Assets 100.0%		79,994

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	79,874	—	—	79,874
Rights	—	—	14	14
Short Term Investments	1,004	—	—	1,004
	80,878	—	14	80,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 52.9%
Information Technology 10.5%
Adobe Inc. (a)	6	2,132
Advanced Micro Devices, Inc. (a) (b)	84	8,223
Akamai Technologies, Inc. (a)	5	385
AlphaWave IP Group PLC (a)	325	473
ANSYS, Inc. (a)	9	3,130
Apple Inc. (b) (c)	274	45,197
Applied Materials, Inc.	57	7,006
ASM Pacific Technology Limited	20	201
ASML Holding N.V.	30	20,384
Bicycle Club Joint Venture, L.P. - Class A	277	1,014
Broadcom Inc.	—	253
BYD Electronic (International) Company Limited	5	14
Cadence Design Systems, Inc. (a)	23	4,836
CDW Corp.	2	323
Cisco Systems, Inc.	23	1,204
CrowdStrike Holdings, Inc. - Class A (a)	23	3,212
Dassault Systemes	13	519
Datadog, Inc. - Class A (a)	7	500
Dell Technologies Inc. - Class C	6	242
Dynatrace, Inc. (a)	8	334
F5, Inc. (a)	53	7,689
First Solar, Inc. (a)	1	248
Fortinet, Inc. (a)	66	4,402
Gartner, Inc. (a)	2	510
Gen Digital Inc.	35	604
Glodon Company Limited - Class A	88	948
HCL Technologies Limited	28	375
Hewlett Packard Enterprise Company	61	979
Hexagon Aktiebolag - Class B	119	1,365
Hundsun Technologies Inc. - Class A	179	1,386
IBIDEN Co., Ltd.	6	252
Infineon Technologies AG - Class N	44	1,796
Informatica Inc. - Class A (a)	51	835
Infosys Limited	9	157
Intel Corporation	9	300
Intuit Inc. (b)	9	3,855
Keyence Corporation	27	13,287
KLA Corporation	12	4,618
Lenovo Group Limited	162	175
LONGi Green Energy Technology Co., Ltd. - Class A	77	453
Lookout, Inc. (d) (e)	21	53
Lookout, Inc. (d) (e)	284	1,263
MediaTek Inc.	13	339
Microchip Technology Incorporated	4	303
Micron Technology, Inc.	117	7,075
Microsoft Corporation (b)	246	70,784
Ming Yuan Cloud Group Holdings Limited (e) (f)	141	90
Mirion Technologies (US), Inc. - Class A (a)	42	358
Nan Ya P.C.B. Service Company	15	141
Nice Ltd - ADR (a) (b)	36	8,148
Nomura Research Institute Ltd	22	506
NVIDIA Corporation (b)	29	8,064
NXP Semiconductors N.V.	1	260
Oracle Corporation Japan	1	79
Palo Alto Networks, Inc. (a)	21	4,260
Paycom Software, Inc. (a)	4	1,200
Salesforce, Inc. (a) (b)	26	5,280
Samsung Electronics Co Ltd	26	1,269
Samsung SDI Co., Ltd.	3	1,832
SAP SE - ADR	10	1,315
SAP SE	128	16,097
Seagate Technology Holdings Public Limited Company	7	467
ServiceNow, Inc. (a)	1	474
Snowflake Inc. - Class A (a)	1	149
Starpower Semiconductor Ltd. - Class A	20	811
STMicroelectronics N.V.	38	2,025
Synopsys, Inc. (a)	1	219
Taiwan Semiconductor Manufacturing Company Limited	650	11,528
TE Connectivity Ltd. (e)	60	7,884
Telefonaktiebolaget LM Ericsson - Class B (f)	32	189
Texas Instruments Incorporated	4	693
Tokyo Electron Limited	7	803
Unimicron Technology Corp.	71	347
Venustech Group Inc. - Class A	174	843
VeriSign, Inc. (a)	17	3,671
Wiwynn Corporation	11	411
Workday, Inc. - Class A (a)	3	658
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A (a)	136	515
Zscaler, Inc. (a)	16	1,923
		306,142
Health Care 8.4%
Abbott Laboratories	140	14,130
AbbVie Inc.	47	7,542
Agilent Technologies, Inc.	2	246
Aier Eye Hospital Group Co., Ltd - Class A	129	583
Alcon AG	91	6,376
AmerisourceBergen Corporation	6	904
Amgen Inc.	5	1,156
Amoy Diagnostics Co., Ltd. - Class A	172	705
argenx SE (a)	—	73
Astellas Pharma Inc.	76	1,075
AstraZeneca PLC - ADR	77	5,379
AstraZeneca PLC	59	8,108
Baxter International Inc.	7	287
Bayer Aktiengesellschaft - Class N	92	5,873
Boston Scientific Corporation (a)	409	20,481
Cardinal Health, Inc.	13	960
Celltrion Healthcare Co. Ltd.	4	197
Centene Corporation (a)	9	549
Cigna Corporation	4	1,042
Coloplast A/S - Class B	2	234
CSL Limited	1	186
CVS Health Corporation (b)	3	226
DexCom, Inc. (a) (b)	54	6,242
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	2	150
Edwards Lifesciences Corporation (a)	57	4,674
Eli Lilly and Company	29	9,832
EssilorLuxottica	40	7,170
Fresenius SE & Co. KGaA	10	265
Gilead Sciences, Inc.	16	1,352
Grand Round, Inc. (d) (e)	644	818
GSK PLC	29	510
Hangzhou Tigermed Consulting Co., Ltd - Class H (e)	26	247
Hikma Pharmaceuticals Public Limited Company	5	105
Hoya Corporation	49	5,435
Humana Inc.	28	13,787
Hygeia Healthcare Holdings Co., Limited (e)	77	547
Intuitive Surgical, Inc. (a)	31	7,843
JEOL Ltd.	14	446
Jiangsu Hengrui Medicine Co., Ltd. - Class A	131	813
Jinxin Fertility Group Limited (e)	567	382
Johnson & Johnson	74	11,452
Koninklijke Philips N.V.	13	243
Lonza Group AG	6	3,367
M3, Inc.	9	214
Masimo Corporation (a)	8	1,507
McKesson Corporation	5	1,913
Merck & Co., Inc.	157	16,728
MERCK Kommanditgesellschaft auf Aktien	—	55
Mettler-Toledo International Inc. (a)	—	591
Microport Cardioflow Medtech Corporation (a) (e)	1,642	487
NMC Health PLC (d)	162	—
Novartis AG - Class N	20	1,803
Novo Nordisk A/S - Class B	26	4,101
Oneness Biotech Co., Ltd.	25	221
Pfizer Inc.	62	2,519
Pharmaron Beijing Co., Ltd. - Class H (e)	19	80
Sanofi	40	4,341
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	54	152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Shionogi & Co., Ltd.	10	439
Sonova Holding AG	1	413
Suzuken Co., Ltd.	2	45
Sysmex Corporation	104	6,801
Terumo Corporation	47	1,280
Thermo Fisher Scientific Inc.	29	16,955
UnitedHealth Group Incorporated	58	27,547
Waters Corporation (a)	—	73
West Pharmaceutical Services, Inc.	1	338
Zoetis Inc. - Class A	27	4,455
		245,050
Financials 6.9%
Admiral Group PLC	8	195
Adyen B.V. (a) (e)	4	5,649
Agricultural Bank of China Limited - Class H	734	272
AIA Group Limited	773	8,108
Aktiebolaget Industrivarden - Class A	6	150
American International Group, Inc.	7	366
Bank of America Corporation (b)	61	1,737
Bank of Chengdu Co., Ltd. - Class A	385	761
Berkshire Hathaway Inc. - Class B (a)	3	1,001
BNP Paribas	276	16,538
BOC Hong Kong (Holdings) Limited	56	173
Brookfield Asset Management Ltd. - Class A	18	591
Brookfield Corporation - Class A	12	401
Canadian Imperial Bank of Commerce	23	965
China Construction Bank Corporation - Class H	1,578	1,022
China Merchants Bank Co., Ltd. - Class H	64	327
Chubb Limited (b)	70	13,676
CME Group Inc. - Class A	6	1,222
COMMERZBANK Aktiengesellschaft	176	1,853
Credicorp Ltd.	1	163
DBS Group Holdings Ltd	23	582
Direct Line Insurance Group PLC	99	168
Fidelity National Information Services, Inc.	15	838
Finecobank Banca Fineco SPA	22	330
First Republic Bank	3	38
FleetCor Technologies, Inc. (a)	3	604
Global Payments Inc.	4	399
Grupo Financiero Banorte, S.A.B. de C.V.	36	305
Hana Financial Group Inc.	4	138
Hang Seng Bank, Limited	10	146
Hedosophia European Growth (a)	120	1,286
Industrial and Commercial Bank of China Limited - Class H	1,894	1,007
ING Groep N.V. (b)	1,432	17,020
Intercontinental Exchange, Inc.	5	529
Intesa Sanpaolo SPA	2,372	6,092
Japan Post Bank Co., Ltd. (f)	59	479
JPMorgan Chase & Co. (b)	40	5,267
KB Financial Group Inc.	4	143
KBC Groep	7	507
Legal & General Group PLC	70	206
Lincoln National Corporation	4	81
Lloyds Banking Group PLC (b)	19,042	11,196
London Stock Exchange Group PLC	17	1,679
LPL Financial Holdings Inc.	66	13,415
Marsh & Mclennan Companies, Inc.	122	20,335
MasterCard Incorporated - Class A (b)	61	22,201
Medibank Private Limited	132	299
MetLife, Inc.	6	334
Mitsubishi UFJ Financial Group Inc	1,157	7,415
Moody's Corporation	2	499
Morgan Stanley (b)	7	615
Mr. Cooper Group Inc. (a)	17	683
MS&AD Insurance Group Holdings, Inc.	9	285
National Bank of Canada	4	283
NatWest Group PLC	211	687
Oversea-Chinese Banking Corporation Limited	20	184
Partners Group Holding AG	—	321
Ping An Insurance (Group) Co of China Ltd - Class A	112	741
QBE Insurance Group Limited	13	125
Royal Bank of Canada	6	581
S&P Global Inc.	10	3,427
Samsung Fire & Marine Insurance Co., Ltd.	1	215
SCOR SE	7	151
Societe Generale	17	378
Standard Chartered PLC	18	136
Swedbank AB - Class A (f)	34	553
Synchrony Financial	9	255
The Allstate Corporation	5	545
The Charles Schwab Corporation (b)	170	8,921
The Goldman Sachs Group, Inc.	3	925
The Toronto-Dominion Bank	4	263
The Travelers Companies, Inc.	5	912
Truist Financial Corporation	9	318
U.S. Bancorp	4	129
UniCredit S.p.A.	16	293
Visa Inc. - Class A	21	4,783
Wells Fargo & Company (b)	169	6,305
Willis Towers Watson Public Limited Company	1	344
Zions Bancorporation, National Association	2	62
		202,128
Consumer Discretionary 6.1%
Accor (a)	2	53
Advance Auto Parts, Inc.	3	375
Airbnb, Inc. - Class A (a)	3	323
Amazon.com, Inc. (a) (b)	301	31,047
Aptiv PLC (a)	44	4,960
AutoZone, Inc. (a)	—	1,114
Bajaj Auto Limited	5	228
Booking Holdings Inc. (a)	1	2,692
Burberry Group PLC	16	511
BYD Company Limited - Class A	52	1,927
BYD Company Limited - Class H	27	777
China Tourism Group Duty Free Corporation Limited - Class A	18	487
Chipotle Mexican Grill, Inc. (a) (b)	1	1,496
Compagnie Financiere Richemont SA	1	192
Compass Group PLC	448	11,236
Domino's Pizza, Inc.	7	2,397
Dongfeng Motor Corporation - Class H	106	50
Dr. Martens PLC	37	64
eBay Inc.	14	630
Expedia Group, Inc. (a)	4	345
Ferrari N.V.	10	2,836
Fila Holdings Corp.	3	94
Floor & Decor Holdings, Inc. - Class A (a)	18	1,789
General Motors Company	39	1,439
Genius Sports Limited (a)	107	533
Genting International Plc	272	229
Genuine Parts Company	1	164
Gree Electric Appliances, Inc. of Zhuhai - Class A	284	1,514
Haidilao International Holding Ltd. (e) (f)	194	524
Hangzhou Robam Appliances Co., Ltd. - Class A	360	1,483
Heiwa Corporation	3	68
Hermes International	3	5,604
Hilton Worldwide Holdings Inc. (b)	51	7,236
Honda Motor Co., Ltd.	17	461
Industria de Diseno Textil, S.A.	17	587
Jawbone Inc. (d) (e)	98	—
JD.com, Inc. - Class A	34	726
Kering	20	12,883
Kingfisher PLC	92	299
La Francaise Des Jeux (g)	14	601
Lojas Renner S/A.	116	381
Lowe`s Companies, Inc.	9	1,735
Lululemon Athletica Canada Inc. (a)	2	591
LVMH Moet Hennessy Louis Vuitton	24	21,721
Mazda Motor Corporation	27	246
McDonald's Corporation	34	9,374
Meituan - Class B (a) (e)	60	1,096
Mercedes-Benz Group AG - Class N (b)	163	12,521
MGM Resorts International	24	1,046
Mitsubishi Motors Corporation (a)	50	196
NIKE, Inc. - Class B	16	1,916
Oriental Land Co., Ltd.	4	137
Pandora A/S	1	110
Peloton Interactive, Inc. - Class A (a)	82	929

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sega Sammy Holdings, Inc.	28	536
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	64	581
Sony Group Corporation	4	364
Starbucks Corporation (b)	76	7,863
Sumitomo Mitsui Banking Corporation	4	102
Super Hi International Holding Ltd. (a)	24	60
Tapestry, Inc.	14	621
Tesla Inc. (a) (b)	40	8,273
The TJX Companies, Inc.	83	6,473
V.F. Corporation	31	717
Whirlpool Corporation	5	691
Yum China Holdings, Inc.	8	526
Yum! Brands, Inc.	2	205
ZOZO, Inc.	18	409
		179,394
Industrials 5.1%
3M Company	4	437
A.P. Moller - Maersk A/S - Class B	—	267
AENA, S.M.E., S.A. (e)	1	182
AGC Inc.	1	52
Allegion Public Limited Company	11	1,223
Assa Abloy AB - Class B	36	861
Automatic Data Processing, Inc.	2	482
BAE Systems PLC	549	6,654
BayCurrent Consulting , Inc.	4	174
Brenntag SE - Class N	7	551
Carrier Global Corporation	14	627
Cintas Corporation	1	430
CNH Industrial N.V.	49	747
Compagnie De Saint-Gobain	182	10,353
Contemporary Amperex Technology Co., Limited - Class A	38	2,268
Copart, Inc. (a)	11	805
Deere & Company	17	7,182
Delta Air Lines, Inc. (a) (b)	60	2,103
Embraer S.A. (a)	111	454
Epiroc Aktiebolag - Class A	71	1,403
Experian PLC	14	463
FANUC Corporation	341	12,393
Fastenal Company	10	550
Ferguson PLC	3	368
Flughafen Zurich AG - Class N	1	246
Fortive Corporation	215	14,664
Geberit AG - Class N	—	204
Generac Holdings Inc. (a)	1	154
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	8	260
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	377	858
Hanwha Aerospace CO., LTD.	5	408
Hino Motors, Ltd. (a)	49	205
Honeywell International Inc.	2	433
Hyundai Heavy Industries Co., Ltd. (a)	2	99
Illinois Tool Works Inc.	1	160
Johnson Controls International Public Limited Company	6	360
Kamigumi Co., Ltd.	6	128
Keppel Corporation Limited	62	257
Kingspan Group Public Limited Company	15	1,047
Kone Corporation - Class B	7	364
Kuhne & Nagel International AG	2	577
LG Energy Solution Ltd. (a)	12	5,252
Lockheed Martin Corporation	11	5,158
Masco Corporation	18	917
Mitsubishi Corporation	14	500
Mitsubishi Heavy Industries, Ltd.	9	313
MTR Corporation Limited	38	181
NIBE Industrier AB - Class B	32	367
Nihon M&A Center Holdings Inc.	35	258
Ningbo Deye Technology Co., Ltd. - Class A	12	454
Northrop Grumman Corporation (b)	33	15,304
Orient Overseas (International) Limited	22	411
Otis Worldwide Corporation	22	1,866
Qantas Airways Limited (a)	55	246
Recruit Holdings Co., Ltd.	8	223
Rockwell Automation, Inc.	14	4,074
RXO Inc. (a)	8	161
Sarcos Technology And Robotics Corporation (a) (f)	8	4
Schneider Electric SE	3	547
SembCorp Marine Ltd (a)	—	—
SG Holdings Co., Ltd.	4	52
Siemens Aktiengesellschaft - Class N	100	16,245
Singapore Airlines Limited	43	185
Singapore Technologies Engineering Ltd	84	230
SITC International Holdings Company Limited	102	219
Spirax-Sarco Engineering PLC	17	2,526
Symbotic Inc. - Class A (a) (f)	5	107
Teleperformance SE	1	182
TOTO Ltd.	3	101
Trane Technologies Public Limited Company	5	994
TransDigm Group Incorporated	2	1,507
Union Pacific Corporation	8	1,526
United Airlines Holdings, Inc. (a) (b)	9	406
United Parcel Service, Inc. - Class B (b)	65	12,556
United Rentals, Inc.	2	864
VAT Group AG (e)	—	173
Verisk Analytics, Inc.	14	2,666
Vertiv Holdings Co - Class A	138	1,971
Wartsila Oyj Abp	9	84
		150,283
Communication Services 4.3%
Activision Blizzard, Inc.	56	4,836
Alphabet Inc. - Class C (a) (b)	375	39,050
AT&T Inc.	14	274
Auto Trader Group PLC	200	1,527
Baidu, Inc. - Class A (a) (e)	2	44
BCE Inc. (f)	5	222
Bollore SE	27	168
Capcom Co., Ltd.	—	4
Cellnex Telecom, S.A. (e)	375	14,600
Chunghwa Telecom Co., Ltd.	92	362
Comcast Corporation - Class A	159	6,042
CyberAgent, Inc.	37	311
Deutsche Telekom AG - Class N	516	12,500
Elisa Oyj	3	181
Far EasTone Telecommunications Co., Ltd.	81	200
Former Charter Communications Parent, Inc. - Class A (a)	14	5,179
Fox Corporation - Class A	4	120
Kingsoft Corp Ltd	209	1,025
Liberty Media Corporation - Series A (a)	118	3,305
Liberty Media Corporation - Series C (a)	135	3,782
Lions Gate Entertainment Corp. - Class A (a)	72	797
Live Nation Entertainment, Inc. (a)	3	177
Meta Platforms, Inc. - Class A (a)	3	588
Netflix, Inc. (a)	—	165
NetLink NBN Trust	109	71
Omnicom Group Inc.	1	128
Saudi Telecom Company	21	221
Scout24 SE (e)	3	154
Sirius XM Holdings Inc. (f)	23	93
SK Telecom Co., Ltd.	11	426
Softbank Corp.	22	257
Swisscom AG - Class N	—	196
Tele2 AB - Class B	11	106
Telefonica Brasil S.A.	11	81
Telefonica Deutschland Holding AG	83	255
Telia Company AB (f)	370	940
TELUS Corporation	123	2,441
Tencent Holdings Limited	184	8,959
The Walt Disney Company (a) (b)	138	13,799
Ubisoft Entertainment (a)	17	443
United Internet AG - Class N	16	272
		124,301
Consumer Staples 4.0%
Altria Group, Inc.	13	595
American Beverage Co Ambev	403	1,142
Amorepacific Corporation	23	2,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Anhui Gujing Distillery Company Limited - Class B	2	39
Archer-Daniels-Midland Company	214	17,017
British American Tobacco P.L.C.	12	437
Brown-Forman Corporation - Class B	11	734
Bunge Limited	59	5,670
Carrefour	13	263
Coca-Cola Bottlers Japan Inc.	11	122
Coca-Cola HBC AG	19	508
Colgate-Palmolive Company	11	859
Constellation Brands, Inc. - Class A (b)	6	1,280
Costco Wholesale Corporation	28	13,877
Dali Foods Group Company Limited (e)	63	26
Danone	69	4,271
Endeavour Group Limited	74	337
Fomento Economico Mexicano, S.A. B. De C.V.	53	509
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	76	845
George Weston Limited	2	248
JBS S.A.	67	234
JD Health International Inc. (a) (e)	132	979
Kellogg Company	4	245
Kesko Oyj - Class B	6	136
Keurig Dr Pepper Inc.	5	192
Kewpie Corporation	7	111
Kimberly-Clark Corporation	3	379
Kobayashi Pharmaceutical Co., Ltd.	5	300
Koninklijke Ahold Delhaize N.V.	14	493
Kose Corporation	27	3,152
Kweichow Moutai Co., Ltd. - Class A	3	873
L'Oreal	4	1,985
Metro Inc. - Class A	6	316
Nestle S.A. - Class N (b)	183	22,249
Nisshin Seifun Group Inc.	13	149
Nongfu Spring Co., Ltd. - Class H (e)	25	141
PepsiCo, Inc.	11	2,005
Philip Morris International Inc.	3	273
Remy Cointreau	1	184
Shiseido Company, Limited	7	327
The Coca-Cola Company	15	925
The Kroger Co.	7	350
The Procter & Gamble Company	2	352
Unilever PLC	334	17,251
Wal - Mart de Mexico, S.A.B. de C.V.	405	1,619
Walgreens Boots Alliance, Inc.	26	901
Walmart Inc.	46	6,737
Want Want China Holdings Limited	93	60
Wuliangye Yibin Co., Ltd. - Class A	29	835
Yifeng Pharmacy Chain Co., Ltd. - Class A	39	333
		115,341
Energy 3.5%
Apa Corp.	4	139
Atlas Energy Solutions Inc. - Class A (a)	12	198
Baker Hughes Company - Class A	7	208
BP P.L.C. - ADR	15	572
BP P.L.C.	115	729
California Resources Corporation	16	599
Cameco Corporation	124	3,256
Cheniere Energy, Inc.	2	388
Chesapeake Energy Corporation	11	833
Chevron Corporation	5	810
ConocoPhillips (b) (c)	51	5,070
Coterra Energy Inc.	16	395
Devon Energy Corporation	6	298
Enbridge Inc.	486	18,522
Energy Transfer LP	33	412
EOG Resources, Inc. (b)	1	100
EQT Corporation (b)	208	6,642
Equinor ASA	43	1,242
Exxon Mobil Corporation	8	828
Green Plains Inc. (a)	23	715
Halliburton Company	49	1,552
Imperial Oil Limited	7	380
Indian Oil Corporation Limited	92	88
Kinder Morgan, Inc.	26	456
Koninklijke Vopak N.V.	12	419
Marathon Oil Corporation (b)	188	4,513
Marathon Petroleum Corporation	10	1,388
PetroChina Company Limited - Class H	372	220
Phillips 66	8	833
Polski Koncern Naftowy Orlen Spolka Akcyjna	9	116
Schlumberger Limited (b)	57	2,807
Shell PLC - Class A	454	13,037
Shell PLC - Class A - ADR	106	6,112
Suncor Energy Inc.	194	6,019
TC Energy Corporation (f)	65	2,510
TotalEnergies SE (f)	145	8,591
Transocean Ltd. (a) (e) (f)	132	838
Valero Energy Corporation	80	11,174
		103,009
Materials 2.3%
Air Products and Chemicals, Inc.	40	11,503
Albemarle Corporation	27	5,977
Anglo American Platinum	4	191
Anglo American PLC	44	1,449
Ball Corporation	4	202
Barrick Gold Corporation	30	556
BASF SE - Class N	3	175
BHP Group Limited	13	404
BHP Group Limited	30	932
CF Industries Holdings, Inc. (b)	117	8,458
Crown Holdings, Inc.	3	265
Dow Inc.	12	653
Ecolab Inc.	1	208
Element Solutions Inc.	28	544
Freeport-McMoRan Inc. (b)	218	8,932
Givaudan SA - Class N	—	542
Glencore PLC	1,627	9,325
Kumba Iron Ore Ltd (e)	14	365
Legacy Vulcan Corp.	34	5,872
LG Chem, Ltd.	2	1,190
Linde Public Limited Company	5	1,860
LyondellBasell Industries N.V. - Class A	14	1,323
Newmont Corporation	6	310
Nissin Chemical Corporation	2	109
Novozymes A/S - Class B	19	984
Nucor Corporation	1	200
Quintis Limited (d) (e)	3,771	—
Rio Tinto PLC	10	670
Sealed Air Corporation	14	646
Shin-Etsu Chemical Co., Ltd.	8	243
South32 Limited	110	324
Southern Copper Corporation	4	270
Symrise AG	14	1,517
Vedanta Limited	37	123
		66,322
Utilities 1.3%
AGL Energy Limited	113	608
Alliant Energy Corporation	5	284
Edison International	15	1,024
Endesa, S.A.	7	154
Enel S.p.A	66	400
ENGIE Brasil Energia S.A.	16	123
Eversource Energy	14	1,133
National Grid PLC	10	140
NextEra Energy, Inc. (b) (c)	206	15,896
NRG Energy, Inc.	5	161
Origin Energy Limited	26	142
Sempra Energy	121	18,220
Snam S.P.A.	71	376
		38,661
Real Estate 0.5%
Alexandria Real Estate Equities, Inc.	1	100
American Tower Corporation	54	10,936
CK Asset Holdings Limited	13	79
Crown Castle Inc.	1	167
Essex Property Trust, Inc.	1	142
Extra Space Storage Inc.	1	198
Healthpeak Properties, Inc.	31	687
Park Hotels & Resorts Inc.	21	255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Public Storage	5	1,377
Unibail-Rodamco-Westfield SE (a)	2	112
Vonovia SE	17	317
		14,370
Total Common Stocks (cost $1,480,300)		1,545,001
GOVERNMENT AND AGENCY OBLIGATIONS 17.9%
Sovereign 6.6%
Cabinet of Ministers of Ukraine
0.00%, 09/01/25 - 09/01/26 (a) (e) (h)	745	143
0.00%, 03/15/35 (a) (g) (h)	477	81
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	195
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	319	273
1.86%, 12/01/32	608	460
Estado Espanol
2.55%, 10/31/32, EUR	39,290	40,260
3.15%, 04/30/33, EUR (g)	34,071	36,489
3.90%, 07/30/39, EUR (g)	3,675	4,107
2.90%, 10/31/46, EUR (e)	3,558	3,390
3.45%, 07/30/66, EUR	3,843	3,834
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (e)	200	195
5.25%, 08/10/29 (g)	170	166
5.25%, 08/10/29 (e)	360	351
3.70%, 10/07/33 (e)	309	259
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (g)	200	193
5.60%, 03/13/48 (e)	275	243
5.40%, 03/30/50 (e)	275	235
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	353	386
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	280	269
8.50%, 05/31/29, MXN	49,168	2,687
2.66%, 05/24/31	689	576
7.75%, 05/29/31, MXN	200,959	10,466
4.88%, 05/19/33	200	192
7.50%, 05/26/33, MXN	88,988	4,534
6.35%, 02/09/35	200	211
Government of Canada
0.25%, 03/01/26, CAD	22,169	14,996
Government of Saudi Arabia
4.75%, 01/18/28 (g)	230	233
5.00%, 01/18/53 (g)	316	295
Government of the Republic of Panama
3.88%, 03/17/28	632	605
3.16%, 01/23/30	420	369
6.40%, 02/14/35	359	374
Government of the Sultanate of Oman
6.50%, 03/08/47 (e)	300	276
6.75%, 01/17/48 (e)	389	367
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	58	58
5.25%, 06/16/29 (g)	344	336
Ministerio da Fazenda
0.00%, 07/01/24, BRL (i)	90,281	15,408
Ministerio de Hacienda y Credito Publico
5.75%, 11/03/27, COP	4,589,100	797
7.00%, 06/30/32, COP	18,227,700	2,897
Ministerul Finantelor Publice
5.25%, 11/25/27 (g)	342	337
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	204
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	172
7.63%, 11/28/47 (e)	200	127
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.40%, 06/06/27 (g)	200	199
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	604	581
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/27, BRL	28,573	5,416
Presidencia De La Nacion
1.00%, 07/09/29	573	156
0.50%, 07/09/30 (j)	5,456	1,644
1.50%, 07/09/35 (j)	6,725	1,740
3.88%, 01/09/38 (j)	2,278	672
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	310
Presidencia de la Republica de Colombia
4.50%, 01/28/26	558	534
3.88%, 04/25/27	283	257
7.00%, 03/26/31, COP	7,266,100	1,199
3.13%, 04/15/31	713	541
8.00%, 04/20/33 (f)	329	337
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	231	234
5.95%, 01/25/27 (e)	324	319
5.50%, 02/22/29 (g)	195	184
4.50%, 01/30/30 (g)	370	322
7.05%, 02/03/31 (g)	150	151
4.88%, 09/23/32 (g)	597	510
Romania, Government of
2.88%, 03/11/29, EUR (e)	355	327
2.50%, 02/08/30, EUR (e)	374	324
2.12%, 07/16/31, EUR (e)	210	165
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (e)	399	399
2.25%, 02/02/33 (e)	296	243
Senegal, Government of
6.25%, 05/23/33 (e)	204	163
South Africa, Parliament of
4.85%, 09/30/29	282	253
8.00%, 01/31/30, ZAR	36,303	1,858
8.25%, 03/31/32, ZAR	24,287	1,191
5.88%, 04/20/32	273	248
9.00%, 01/31/40, ZAR	95,331	4,357
8.75%, 01/31/44, ZAR	16,432	715
5.00%, 10/12/46	450	310
The Arab Republic of Egypt
8.50%, 01/31/47 (g)	200	116
7.50%, 02/16/61 (g)	200	108
The Republic of Indonesia, The Government of
4.65%, 09/20/32	685	684
8.25%, 05/15/36, IDR	40,392,000	2,969
7.13%, 06/15/38, IDR (e)	79,777,000	5,402
Urad Vlady CR
5.50%, 12/12/28, CZK	32,940	1,577
5.00%, 09/30/30, CZK	116,220	5,452
1.20%, 03/13/31, CZK	66,760	2,364
Urzad Rady Ministrow
4.88%, 10/04/33	140	140
5.50%, 04/04/53	213	216
		192,933
Mortgage-Backed Securities 6.3%
Federal National Mortgage Association, Inc.
TBA, 3.00%, 04/15/53 - 05/15/53 (k)	15,051	13,504
TBA, 4.50%, 04/15/53 (k)	92,803	90,903
TBA, 3.50%, 05/15/53 (k)	84,343	78,383
		182,790
U.S. Treasury Inflation Indexed Securities 3.2%
Treasury, United States Department of
0.63%, 01/15/24 (l)	47,764	47,361
0.50%, 04/15/24 (l)	27,531	27,093
0.13%, 04/15/27 (l)	8,242	7,848
0.63%, 07/15/32 (c) (l)	13,217	12,616
		94,918
U.S. Treasury Bond 1.0%
Treasury, United States Department of
2.38%, 02/15/42	4,860	3,905
3.25%, 05/15/42 (c)	11,674	10,763
3.38%, 08/15/42	6,353	5,961
4.00%, 11/15/52 (c)	8,666	9,197
		29,826

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
U.S. Treasury Note 0.7%
Treasury, United States Department of
4.00%, 12/15/25	20,893	20,971
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (m)	9,269	345
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (m)	1,350	93
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (m)	5,623	464
Interest Only, Series X1-K109, REMIC, 1.58%, 04/25/30 (m)	2,387	205
Interest Only, Series X1-K110, REMIC, 1.70%, 04/25/30 (m)	1,391	126
Interest Only, Series X1-K116, REMIC, 1.42%, 07/25/30 (m)	1,214	96
Interest Only, Series 2020-X1-K120, REMIC, 1.04%, 10/25/30 (m)	7,741	459
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.74%, 09/25/30 (m)	262	255
		2,043
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.96%, (SOFR 30-Day Average + 3.40%), 01/25/32 (m)	331	301
Total Government And Agency Obligations (cost $535,589)		523,782
CORPORATE BONDS AND NOTES 5.5%
Financials 0.9%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (n)	200	169
Banco Santander, S.A.
3.13%, 10/06/26, GBP (e)	700	802
Bank Leumi le-Israel B.M.
7.13%, 07/18/33 (g) (o)	200	194
Bank of America Corporation
2.50%, 02/13/31	733	620
2.59%, 04/29/31	514	435
1.90%, 07/23/31	158	126
1.92%, 10/24/31	466	371
2.69%, 04/22/32	819	684
2.57%, 10/20/32	368	301
Barclays PLC
3.00%, 05/08/26, GBP (e)	200	227
3.25%, 02/12/27, GBP (e)	200	224
BNP Paribas
3.38%, 01/23/26, GBP (e)	200	234
1.88%, 12/14/27, GBP (e) (o)	200	211
Cerved Group S.P.A.
6.00%, 02/15/29, EUR (g)	430	413
8.21%, (3 Month EURIBOR + 5.25%), 02/15/29, EUR (g) (m)	1,370	1,414
Citigroup Inc.
1.75%, 10/23/26, GBP	300	328
3.98%, 03/20/30	161	150
2.67%, 01/29/31	600	513
2.57%, 06/03/31	645	545
2.56%, 05/01/32	432	357
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (e)	200	215
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (e)	344	332
Credit Suisse AG
7.95%, 01/09/25	561	562
3.70%, 02/21/25	782	742
2.95%, 04/09/25	616	572
5.00%, 07/09/27	611	588
Freedom Mortgage Corporation
8.13%, 11/15/24 (g)	805	775
8.25%, 04/15/25 (g)	329	304
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f) (g)	459	348
HSBC Holdings PLC
1.75%, 07/24/27, GBP (o)	200	216
ING Groep N.V.
3.00%, 02/18/26, GBP (e)	200	231
JPMorgan Chase & Co.
0.99%, 04/28/26, GBP (e)	500	563
3.70%, 05/06/30	156	145
2.74%, 10/15/30	485	423
1.76%, 11/19/31	645	514
KBC Groep
1.25%, 09/21/27, GBP (e) (o)	200	213
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	275
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (e)	400	469
Morgan Stanley
2.70%, 01/22/31	66	57
2.24%, 07/21/32	174	140
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	92	84
5.50%, 08/15/28 (g)	746	640
5.13%, 12/15/30 (g)	649	499
NatWest Group PLC
2.88%, 09/19/26, GBP (o)	200	230
3.13%, 03/28/27, GBP (e)	200	228
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (e)	200	233
Societe Generale
1.88%, 10/03/24, GBP (e)	200	234
SURA Asset Management SA
4.88%, 04/17/24 (e)	337	331
Swedbank AB
1.38%, 12/08/27, GBP (e) (o)	200	212
The Goldman Sachs Group, Inc.
7.25%, 04/10/28, GBP	200	266
1.99%, 01/27/32	645	514
2.62%, 04/22/32	485	404
2.38%, 07/21/32	544	443
The Toronto-Dominion Bank
2.88%, 04/05/27, GBP (e) (o)	200	225
True Potential LLP
5.00%, 02/15/27, EUR (g)	1,039	1,046
6.50%, 02/15/27, GBP (g)	1,247	1,368
UBS Group AG
1.01%, 07/30/24 (g) (o)	2,583	2,536
USB Capital IX
5.85%, (3 Month USD LIBOR + 1.02%), (100, 05/15/23) (m) (n)	594	465
		25,960
Communication Services 0.6%
AT&T Inc.
1.70%, 03/25/26	471	433
2.90%, 12/04/26, GBP	400	458
5.50%, 03/15/27, GBP (e)	200	248
Connect Finco SARL
6.75%, 10/01/26 (g)	1,860	1,750
Deutsche Telekom International Finance B.V.
2.49%, 09/19/23 (g)	330	327
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,462	1,455
8.63%, 03/15/31 (g)	1,165	1,141
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	1,210	1,106
5.00%, 05/01/28 (g)	201	175
Frontier Florida LLC
6.86%, 02/01/28	1,224	1,088
Frontier North Inc.
6.73%, 02/15/28	300	271
GCI, LLC
4.75%, 10/15/28 (g)	204	176
IHS Holding Limited
5.63%, 11/29/26 (e)	221	186
6.25%, 11/29/28 (g)	200	161
Informa Jersey Limited
3.13%, 07/05/26, GBP (e) (p)	200	229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Kenbourne Invest S.A.
6.88%, 11/26/24 (g)	202	152
Millicom International Cellular SA
5.13%, 01/15/28 (e)	234	208
Paramount Global
6.38%, 03/30/62	657	526
Playtika Holding Corp.
4.25%, 03/15/29 (g)	328	275
Rogers Communications Inc.
3.80%, 03/15/32 (g)	322	289
Sprint Corporation
7.88%, 09/15/23	1,153	1,162
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	315	312
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (e)	400	495
T-Mobile USA, Inc.
3.88%, 04/15/30	161	151
3.50%, 04/15/31	483	434
2.70%, 03/15/32	747	629
Verizon Communications Inc.
4.07%, 06/18/24, GBP (e)	100	122
1.13%, 11/03/28, GBP	200	201
3.15%, 03/22/30	969	883
2.55%, 03/21/31	2,060	1,753
Virgin Media Secured Finance PLC
5.00%, 04/15/27, GBP (e)	1,929	2,224
		19,020
Health Care 0.6%
Amgen Inc.
5.50%, 12/07/26, GBP (e)	200	250
5.15%, 03/02/28	1,401	1,431
2.30%, 02/25/31	323	272
2.00%, 01/15/32	322	262
3.35%, 02/22/32	976	880
AstraZeneca Finance LLC
1.20%, 05/28/26	317	289
AstraZeneca PLC
0.70%, 04/08/26 (f)	1,122	1,010
Becton, Dickinson and Company
3.70%, 06/06/27	733	708
Bio City Development Company B.V.
0.00%, 07/06/24 (a) (d) (g) (h) (i) (o)	600	59
CVS Health Corporation
3.25%, 08/15/29	625	572
3.75%, 04/01/30	323	302
1.75%, 08/21/30	858	697
2.13%, 09/15/31	642	525
Elevance Health, Inc.
3.65%, 12/01/27	814	787
Gilead Sciences, Inc.
2.95%, 03/01/27	769	730
HCA Inc.
5.88%, 02/15/26	428	434
3.50%, 09/01/30	828	738
Humana Inc.
0.65%, 08/03/23	307	303
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	1,590	1,470
Medtronic Global Holdings S.C.A.
4.25%, 03/30/28	775	773
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	420	364
Takeda Pharmaceutical Co Ltd
5.00%, 11/26/28	698	705
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	781	858
7.88%, 09/15/31, EUR	569	637
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31	235	247
UnitedHealth Group Incorporated
4.25%, 01/15/29	2,008	1,994
5.35%, 02/15/33	1,289	1,370
		18,667
Information Technology 0.6%
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	200	200
Autodesk, Inc.
3.50%, 06/15/27	601	575
Broadcom Inc.
4.15%, 11/15/30	323	299
2.45%, 02/15/31 (g)	375	307
4.30%, 11/15/32	904	831
3.42%, 04/15/33 (g)	1,286	1,075
Dell International L.L.C.
5.25%, 02/01/28	573	578
Gen Digital Inc.
6.75%, 09/30/27 (g)	405	407
7.13%, 09/30/30 (g)	925	920
Goto Group, Inc.
5.50%, 09/01/27 (g)	765	394
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (g)	1,146	1,345
Marvell Technology, Inc.
4.20%, 06/22/23	195	194
Microchip Technology Incorporated
0.97%, 02/15/24	710	682
NXP B.V.
3.40%, 05/01/30	322	290
5.00%, 01/15/33	591	579
Oracle Corporation
2.30%, 03/25/28	808	721
2.95%, 04/01/30	507	447
4.65%, 05/06/30	130	126
2.88%, 03/25/31	1,147	983
Seagate HDD Cayman
9.63%, 12/01/32 (g)	795	898
SK Hynix Inc.
6.38%, 01/17/28 (g)	400	403
Skyworks Solutions, Inc.
0.90%, 06/01/23	215	214
TIBCO Software Inc.
6.50%, 03/31/29 (g)	415	362
ViaSat, Inc.
5.63%, 04/15/27 (g)	801	752
VMware, Inc.
2.20%, 08/15/31	322	255
Western Digital Corporation
1.50%, 02/01/24 (j) (o)	1,400	1,350
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	1,802	1,701
		16,888
Consumer Discretionary 0.6%
Affinity Gaming
6.88%, 12/15/27 (g)	285	255
Aptiv PLC
3.25%, 03/01/32 (f)	322	281
Carrols Holdco Inc.
5.88%, 07/01/29 (g)	426	343
CDI Escrow Issuer Inc
5.75%, 04/01/30 (g)	351	335
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	3,601	3,703
Douglas GmbH
6.00%, 04/08/26, EUR (g)	1,181	1,125
Faurecia
2.75%, 02/15/27, EUR (e) (j)	1,159	1,116
Full House Resorts, Inc.
8.25%, 02/15/28 (f) (g)	62	56
General Motors Financial Company, Inc.
2.70%, 06/10/31	1,329	1,066
Kirk Beauty SUN GmbH
9.00%, 10/01/26, EUR (g) (q)	208	162
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	1,075	699
Lowe`s Companies, Inc.
4.80%, 04/01/26	305	307
2.63%, 04/01/31	322	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
3.75%, 04/01/32	961	882
5.00%, 04/15/33	600	599
Rakuten Group, Inc.
10.25%, 11/30/24 (g)	305	295
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	1,416	1,333
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,229
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,392
The New Home Company Inc.
7.25%, 10/15/25 (g)	336	311
Vivo Energy Investments B.V.
5.13%, 09/24/27 (g)	358	328
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (e)	100	116
4.25%, 10/09/25, GBP (e)	100	120
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	88	86
		16,414
Industrials 0.5%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	155
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	196
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	367
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (g)	253	251
2.00%, 09/01/28, EUR (e)	1,929	1,725
Fideicomiso F/80460
5.50%, 07/31/47 (e)	297	230
Garda World Security Corporation
7.75%, 02/15/28 (g)	126	124
HTA Group Limited
7.00%, 12/18/25 (g)	324	308
Klabin Austria GmbH
3.20%, 01/12/31 (g)	200	165
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (g)	2,714	2,713
Maxar Technologies Inc.
7.75%, 06/15/27 (g)	744	780
Pitney Bowes Inc.
6.88%, 03/15/27 (f) (g)	1,977	1,564
Rand Parent LLC
8.50%, 02/15/30 (g)	2,131	2,003
Regal Rexnord Corporation
6.05%, 02/15/26 (g) (p)	740	745
Republic Services, Inc.
4.88%, 04/01/29	294	297
Rollins Road Acquisition Company
0.50%, 12/01/28 (g) (o)	115	65
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	95	95
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	337
Union Pacific Corporation
3.00%, 04/15/27	598	571
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,929	1,889
Vertiv Group Corporation
4.13%, 11/15/28 (g)	609	541
		15,121
Consumer Staples 0.5%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	585	574
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (e)	200	243
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	968	913
APCOA Parking Holdings GmbH
7.29%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (m)	1,441	1,533
Atento Luxco 1
8.00%, 02/10/26 (g)	200	58
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	1,987	2,085
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	2,650	2,282
Boparan Finance PLC
7.63%, 11/30/25, GBP (e)	1,199	947
BRF S.A.
4.88%, 01/24/30 (e)	260	214
China Milk Products Group Limited
0.00%, 01/05/12 (a) (d) (h) (i) (o)	100	—
DP World Salaam
6.00%, (100, 10/01/25) (e) (n)	260	258
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (e) (n)	297	296
5.95%, (100, 04/17/23) (g) (n)	200	200
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (e)	100	119
6.75%, 03/15/32	86	96
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (e)	1,163	1,294
REI Agro Limited
0.00%, 11/13/14 (a) (e) (h) (o)	628	5
0.00%, 11/13/14 (a) (g) (h) (o)	185	2
Sabre GLBL Inc.
7.38%, 09/01/25 (g)	400	357
11.25%, 12/15/27 (f) (g)	530	493
Verisure Holding AB
3.88%, 07/15/26, EUR (e)	334	335
3.25%, 02/15/27, EUR (e)	595	572
9.25%, 10/15/27, EUR (g)	680	792
7.13%, 02/01/28, EUR (g)	328	356
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	833	753
		14,777
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (d) (g) (q)	506	506
0.00%, 10/01/28 (d) (g) (j) (q)	7,017	236
Alpek S.A.B. de C.V.
3.25%, 02/25/31 (e)	289	238
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	254
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	274	206
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (g)	245	236
8.50%, 01/23/81 (g)	200	199
Cheever Escrow Issuer, LLC
7.13%, 10/01/27 (g)	414	388
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	194
2.63%, 04/28/28 (g)	200	177
Fiber Bidco S.P.A.
8.49%, (3 Month EURIBOR + 6.00%), 10/25/27, EUR (g) (m)	518	564
11.00%, 10/25/27, EUR (g)	786	916
First Quantum Minerals Ltd
7.50%, 04/01/25 (g)	874	872
6.88%, 10/15/27 (g)	663	641
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,332
INEOS Finance PLC
3.38%, 03/31/26, EUR (e)	453	459
6.63%, 05/15/28, EUR (g)	612	668
6.75%, 05/15/28 (g)	1,284	1,248
Newmont Corporation
2.60%, 07/15/32	485	405
Nutrien Ltd.
4.90%, 03/27/28	265	265
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	206
PT Freeport Indonesia
4.76%, 04/14/27 (e)	347	340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sasol Financing USA LLC
6.50%, 09/27/28	200	187
5.50%, 03/18/31	296	248
Steel Dynamics, Inc.
5.00%, 12/15/26	68	68
Suzano Austria GmbH
3.75%, 01/15/31 (j)	222	193
3.13%, 01/15/32	265	217
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (g)	200	125
		11,588
Energy 0.4%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	235	212
BG Energy Capital PLC
5.13%, 12/01/25, GBP (e)	400	497
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	1,390	1,364
Ecopetrol S.A.
4.13%, 01/16/25	355	343
4.63%, 11/02/31	260	201
8.88%, 01/13/33	283	286
5.88%, 05/28/45	180	125
Empresa Nacional del Petroleo
3.75%, 08/05/26 (e)	200	186
Energy Transfer LP
4.20%, 09/15/23	319	317
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (g)	195	193
India Green Energy Holdings
5.38%, 04/29/24 (g)	250	242
Kinetik Holdings LP
5.88%, 06/15/30 (g)	77	74
Korea National Oil Corporation
4.88%, 04/03/28 (e)	200	202
Leviathan Bond Ltd
5.75%, 06/30/23 (e)	145	145
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	193	151
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,480
Petroleos Mexicanos
6.50%, 03/13/27	324	294
8.75%, 06/02/29	347	323
5.95%, 01/28/31 (f)	389	298
6.70%, 02/16/32	447	356
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	361	337
Puma International Financing S.A.
5.13%, 10/06/24 (g)	260	247
Tap Rock Resources, LLC
7.00%, 10/01/26 (g)	1,575	1,384
Topaz Solar Farms LLC
5.75%, 09/30/39 (g)	775	735
Total Capital International
1.66%, 07/22/26, GBP (e)	200	225
Transocean Inc
8.75%, 02/15/30 (g)	239	244
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (g)	223	229
		10,690
Real Estate 0.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (f)	569	426
American Tower Corporation
2.10%, 06/15/30	322	263
2.70%, 04/15/31	1,061	889
AvalonBay Communities, Inc.
5.00%, 02/15/33	431	437
Crown Castle Inc.
4.00%, 03/01/27	452	438
Equinix, Inc.
2.90%, 11/18/26	464	431
1.55%, 03/15/28	673	570
Fideicomiso Fibra Uno
4.87%, 01/15/30 (e)	240	202
Healthpeak Properties, Inc.
5.25%, 12/15/32	191	191
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (e) (n)	200	195
4.75%, 05/07/24 (e)	300	297
ProLogis, L.P.
2.25%, 01/15/32	216	178
Service Properties Trust
4.35%, 10/01/24	117	112
4.50%, 03/15/25	398	368
7.50%, 09/15/25	595	587
Uniti Group Inc.
10.50%, 02/15/28 (g)	789	765
VICI Properties Inc.
5.63%, 05/01/24 (g)	130	129
		6,478
Utilities 0.2%
Alliant Energy Corporation
3.88%, 03/15/26 (g) (o)	430	443
Comision Federal De Electricidad, E.P.E.
4.88%, 01/15/24 (e)	342	338
Edison International
6.95%, 11/15/29	323	350
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	274	227
Pacific Gas & Electric Company
3.85%, 11/15/23	630	622
3.25%, 02/16/24	27	26
5.45%, 06/15/27	72	71
6.15%, 01/15/33	540	554
Promigas SA ESP
3.75%, 10/16/29 (g)	200	160
Southern California Edison Company
1.10%, 04/01/24	298	287
5.95%, 11/01/32	403	436
Vistra Operations Company LLC
5.13%, 05/13/25 (g)	420	410
5.63%, 02/15/27 (g)	1,615	1,573
		5,497
Total Corporate Bonds And Notes (cost $177,191)		161,100
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (m)	665	545
Accesslex Institute
Series 2007-A3-A, 5.26%, (3 Month USD LIBOR + 0.30%), 05/25/36 (m)	283	274
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.91%, (1 Month USD LIBOR + 1.20%), 02/18/26 (m)	134	131
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.21%, (3 Month USD LIBOR + 1.40%), 07/20/34 (m)	250	241
Series 2020-BR-5A, 6.51%, (3 Month USD LIBOR + 1.70%), 07/20/34 (m)	267	259
AGL Static CLO 18 Ltd
Series 2022-B-18A, 6.65%, (3 Month Term SOFR + 2.00%), 04/21/31 (m)	498	478
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (j)	3,496	2,861
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (j)	502	351
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (j)	203	161
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (j)	332	218
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 7.78%, (1 Month USD LIBOR + 3.10%), 04/15/26 (m)	817	632
Apidos CLO XV
Series 2013-A1RR-15A, 5.82%, (3 Month USD LIBOR + 1.01%), 04/21/31 (m)	275	272
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.03%, (1 Month USD LIBOR + 1.35%), 11/17/36 (m)	105	102
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 6.68%, (1 Month Term SOFR + 1.85%), 05/15/37 (m)	1,285	1,263
Ares LV CLO Ltd
Series 2020-BR-55A, 6.49%, (3 Month USD LIBOR + 1.70%), 07/17/34 (m)	424	412
Bain Capital Credit
Series 2017-BR-1A, 6.31%, (3 Month USD LIBOR + 1.50%), 07/20/30 (m)	350	336
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 6.50%, (3 Month USD LIBOR + 1.70%), 07/19/34 (m)	300	286
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (m)	130	114
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 5.54%, (1 Month USD LIBOR + 0.85%), 09/15/34 (m)	396	387
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 6.76%, (SOFR 30-Day Average + 2.20%), 01/19/37 (m)	649	636
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	280
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	103
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.37%, (3 Month USD LIBOR + 1.55%), 01/25/35 (m)	250	237
Battalion CLO XX Ltd.
Series 2021-A-20A, 5.97%, (3 Month USD LIBOR + 1.18%), 07/17/34 (m)	285	278
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.96%, (1 Month USD LIBOR + 0.34%), 10/27/36 (j) (m)	62	58
BBCMS 2017-DELC Mortgage Trust
Series 2017-E-DELC, REMIC, 7.31%, (1 Month USD LIBOR + 2.63%), 08/15/36 (j) (m)	261	256
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.96%, (1 Month USD LIBOR + 1.12%), 03/16/37 (j) (m)	744	605
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.27%, 02/18/54 (m)	8,367	539
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	641
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 6.24%, (3 Month USD LIBOR + 1.45%), 07/16/29 (m)	290	284
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.00%, (3 Month USD LIBOR + 1.19%), 07/20/34 (m)	250	243
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 5.93%, (1 Month USD LIBOR + 1.25%), 07/16/35 (m)	1,034	1,000
Series 2018-C-ATLS, REMIC, 6.59%, (1 Month USD LIBOR + 1.90%), 07/16/35 (m)	459	436
BlueMountain CLO Ltd
Series 2021-A-28A, 6.05%, (3 Month USD LIBOR + 1.26%), 04/17/34 (m)	150	147
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.29%, (3 Month USD LIBOR + 1.50%), 07/15/31 (m)	252	244
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 6.33%, (1 Month Term SOFR + 1.77%), 05/15/24 (m)	375	365
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 5.43%, (1 Month USD LIBOR + 0.75%), 04/17/23 (m)	314	299
Series 2021-B-SSCP, REMIC, 5.78%, (1 Month USD LIBOR + 1.10%), 04/17/23 (m)	724	686
Series 2021-C-SSCP, REMIC, 6.03%, (1 Month USD LIBOR + 1.35%), 04/17/23 (m)	1,115	1,038
Series 2021-D-SSCP, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 04/17/23 (m)	828	762
Series 2021-E-SSCP, REMIC, 6.78%, (1 Month USD LIBOR + 2.10%), 04/17/23 (m)	717	656
Series 2021-F-SSCP, REMIC, 7.58%, (1 Month USD LIBOR + 2.90%), 04/17/23 (m)	686	635
Series 2021-G-SSCP, REMIC, 8.48%, (1 Month USD LIBOR + 3.80%), 04/17/23 (m)	785	735
Series 2021-H-SSCP, REMIC, 9.59%, (1 Month USD LIBOR + 4.90%), 04/17/23 (m)	550	517
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	521
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 5.86%, (1 Month Term SOFR + 1.03%), 10/15/36 (m)	372	368
Series 2019-G-XL, REMIC, 7.24%, (1 Month Term SOFR + 2.41%), 10/15/36 (m)	1,254	1,207
Series 2019-J-XL, REMIC, 7.59%, (1 Month Term SOFR + 2.76%), 10/15/36 (m)	1,849	1,766
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	192
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.19%, (1 Month Term SOFR + 3.36%), 10/15/25 (m)	147	137
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.48%, (1 Month USD LIBOR + 2.80%), 06/15/23 (m)	1,382	1,269
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 7.49%, (1 Month USD LIBOR + 2.80%), 05/15/26 (m)	1,596	1,436
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.37%, (1 Month USD LIBOR + 0.69%), 10/16/23 (m)	449	430
Series 2021-F-XL2, REMIC, 6.93%, (1 Month USD LIBOR + 2.24%), 10/16/23 (m)	2,326	2,165
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (m)	1,238	1,019
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (m)	1,735	1,363
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 6.93%, (1 Month USD LIBOR + 2.24%), 10/16/23 (m)	1,405	1,265
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.19%, (1 Month Term SOFR + 2.36%), 01/15/34 (m)	461	431
Series 2021-F-MFM1, REMIC, 7.94%, (1 Month Term SOFR + 3.11%), 01/15/34 (m)	705	648
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 6.83%, (1 Month USD LIBOR + 2.15%), 12/15/37 (m)	230	222
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 5.89%, (3 Month USD LIBOR + 1.10%), 04/15/32 (m)	250	246
Series 2019-BR-1A, 6.49%, (3 Month USD LIBOR + 1.70%), 04/15/32 (m)	250	241
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 6.49%, (3 Month USD LIBOR + 1.70%), 01/17/34 (m)	250	240
Catskill Park CLO Ltd
Series 2017-A1B-1A, 6.16%, (3 Month USD LIBOR + 1.35%), 04/20/29 (m)	254	249
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (m)	132	114
Chenango Park CLO, Ltd
Series 2018-A2-1A, 6.34%, (3 Month USD LIBOR + 1.55%), 04/15/30 (m)	264	259
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 3.89%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (e) (m)	100	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 6.62%, (3 Month USD LIBOR + 1.80%), 10/22/31 (m)	350	341
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 6.27%, (3 Month USD LIBOR + 1.45%), 01/22/31 (m)	250	242
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	293
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 5.58%, (1 Month USD LIBOR + 0.90%), 11/15/23 (m)	960	936
COMM 2014-CCRE21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	569	547
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 5.90%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (m)	54	50
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.19%, (3 Month USD LIBOR + 1.40%), 04/17/30 (m)	258	249
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.64%, 11/18/25 (m)	96	86
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,490
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 5.91%, (1 Month USD LIBOR + 1.23%), 05/15/36 (m)	273	269
Series 2019-C-ICE4, REMIC, 6.11%, (1 Month USD LIBOR + 1.43%), 05/15/36 (m)	282	277
Series 2019-D-ICE4, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 05/15/36 (m)	958	936
Series 2019-E-ICE4, REMIC, 6.83%, (1 Month USD LIBOR + 2.15%), 05/15/36 (m)	808	778
Series 2019-F-ICE4, REMIC, 7.33%, (1 Month USD LIBOR + 2.65%), 05/15/36 (m)	1,247	1,213
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.55%, (1 Month USD LIBOR + 4.86%), 10/15/37 (m)	200	184
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	603	542
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 5.49%, (1 Month USD LIBOR + 0.80%), 05/15/35 (j) (m)	128	126
Series 2018-D-BIOD, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 05/15/35 (j) (m)	288	280
Series 2018-F-BIOD, REMIC, 6.68%, (1 Month USD LIBOR + 2.00%), 05/15/35 (j) (m)	1,179	1,126
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 6.11%, (1 Month USD LIBOR + 1.35%), 12/19/25 (m)	344	336
Series 2018-C-GLKS, REMIC, 6.51%, (1 Month USD LIBOR + 1.75%), 12/19/25 (m)	250	243
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 6.44%, (3 Month USD LIBOR + 1.65%), 07/15/30 (m)	250	243
Elmwood CLO II Ltd
Series 2019-BR-2A, 6.46%, (3 Month USD LIBOR + 1.65%), 04/20/34 (m)	350	341
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.35%, (1 Month USD LIBOR + 2.67%), 11/15/23 (m)	1,010	917
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 6.93%, (1 Month USD LIBOR + 2.25%), 07/17/23 (m)	2,125	2,024
Series 2021-E-ESH, REMIC, 7.53%, (1 Month USD LIBOR + 2.85%), 07/17/23 (m)	1,484	1,402
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.01%, (1 Month USD LIBOR + 1.25%), 11/18/36 (m)	100	95
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 7.61%, (1 Month Term SOFR + 2.85%), 05/19/27 (m)	1,343	1,347
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.03%, (1 Month USD LIBOR + 2.35%), 02/15/38 (m)	120	90
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 6.40%, (3 Month USD LIBOR + 1.60%), 10/29/29 (m)	250	245
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	872	688
Gracie Point International Funding 2021-1
Series 2021-B-1A, 6.06%, (1 Month USD LIBOR + 1.40%), 11/01/23 (m)	190	190
Series 2021-C-1A, 7.06%, (1 Month USD LIBOR + 2.40%), 11/01/23 (m)	260	260
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.88%, (1 Month USD LIBOR + 1.20%), 07/15/39 (m)	672	656
GS Mortgage Securities Corp II
Series 2022-A-ECI, REMIC, 7.02%, (1 Month Term SOFR + 2.19%), 08/15/24 (m)	117	116
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 7.62%, (1 Month USD LIBOR + 2.94%), 11/15/23 (m)	1,943	1,784
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 10/15/36 (m)	239	226
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 06/15/23 (m)	230	212
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	540
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.72%, 12/12/53 (m)	988	89
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 6.16%, (3 Month USD LIBOR + 1.37%), 04/15/33 (m)	762	758
Harvest CLO XVIII Designated Activity Company
Series B-18X, 3.49%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (e) (m)	102	104
Holland Park CLO Designated Activity Company
Series A1RR-1X, 3.54%, (3 Month EURIBOR + 0.92%), 11/15/32, EUR (e) (m)	100	105
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (m)	138	116
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	331
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-A-NXSS, REMIC, 7.01%, (1 Month Term SOFR + 2.18%), 09/16/24 (m)	287	285
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.20%, (1 Month USD LIBOR + 2.50%), 07/07/23 (j) (m)	192	163
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.13%, (1 Month USD LIBOR + 2.45%), 04/15/26 (m)	1,190	1,107
Series 2021-F-MHC, REMIC, 7.63%, (1 Month USD LIBOR + 2.95%), 04/15/26 (m)	520	484
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (m)	481	379
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (m)	10,615	8,606
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (m)	4,202	3,641
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (m)	1,620	1,138
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 5.49%, (1 Month Term SOFR + 0.66%), 12/15/25 (m)	304	294
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 7.03%, (1 Month USD LIBOR + 2.35%), 03/15/38 (m)	—	—
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 7.43%, (1 Month USD LIBOR + 2.75%), 10/15/38 (m)	191	182
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 6.30%, (3 Month USD LIBOR + 1.50%), 04/19/30 (m)	250	245
Mariner CLO 2016-3 LLC
Series 2016-BR2-3A, 6.32%, (3 Month USD LIBOR + 1.50%), 07/23/29 (m)	250	245
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	857
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 11/15/23 (m)	253	242
Series 2021-F-MDLN, REMIC, 8.68%, (1 Month USD LIBOR + 4.00%), 11/15/23 (m)	2,506	2,320
Series 2021-G-MDLN, REMIC, 9.93%, (1 Month USD LIBOR + 5.25%), 11/15/23 (m)	2,693	2,451
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.81%, (1 Month USD LIBOR + 1.10%), 07/18/36 (m)	450	436
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.20%, (1 Month Term SOFR + 3.37%), 12/16/26 (m)	1,316	1,193
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.79%, (1 Month USD LIBOR + 2.10%), 04/15/26 (m)	1,798	1,686
Series 2021-F-MHC, REMIC, 7.29%, (1 Month USD LIBOR + 2.60%), 04/15/26 (m)	345	321
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.43%, (1 Month USD LIBOR + 2.75%), 07/17/23 (m)	602	551
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.33%, 07/17/25 (m)	99	89
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	491
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (m)	338	306
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (m)	436	370
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	450	410
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,025
Series 2021-D-DA, 4.00%, 04/15/60	370	331
Series 2021-A-DA, 5.76%, (Prime + -1.99%), 04/15/60 (m)	1,737	1,614
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	813
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	824
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	105
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 3.54%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (e) (m)	104	106
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.22%, (3 Month USD LIBOR + 1.40%), 04/28/31 (m)	200	192
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 6.51%, (3 Month USD LIBOR + 1.70%), 10/20/34 (m)	250	240
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 3.68%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (e) (m)	104	107
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 6.46%, (3 Month USD LIBOR + 1.65%), 07/02/35 (m)	256	249
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,035
Series 2021-B-B, 1.96%, 05/08/31	210	183
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	920	871
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.03%, (1 Month USD LIBOR + 3.35%), 07/17/23 (m)	286	260
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.35%, (1 Month USD LIBOR + 2.50%), 07/25/51 (m)	153	153
Series 2021-C-1A, 8.60%, (1 Month USD LIBOR + 3.75%), 07/25/51 (m)	250	249
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	370
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.36%, (SOFR 30-Day Average + 2.50%), 10/25/39 (m)	1,997	1,997
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.21%, (3 Month USD LIBOR + 1.40%), 04/20/34 (m)	250	239
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 4.66%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (e) (m)	100	105
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 6.46%, (3 Month USD LIBOR + 1.65%), 04/20/33 (m)	250	241
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.43%, (1 Month USD LIBOR + 4.75%), 04/15/24 (m)	2,018	2,170
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,053
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	211
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	171
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	93
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 6.61%, (1 Month USD LIBOR + 1.92%), 07/17/23 (m)	501	460
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.42%, (1 Month USD LIBOR + 0.73%), 11/15/23 (m)	258	247
Series 2021-F-MFP, REMIC, 7.31%, (1 Month USD LIBOR + 2.62%), 11/15/23 (m)	1,503	1,363
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.30%, (1 Month USD LIBOR + 2.62%), 11/16/26 (m)	700	647
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.91%, (3 Month USD LIBOR + 1.12%), 01/17/34 (m)	250	245
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.44%, (3 Month USD LIBOR + 1.65%), 07/17/34 (m)	250	242
Trestles CLO III Ltd
Series 2020-A1-3A, 6.14%, (3 Month USD LIBOR + 1.33%), 01/20/33 (m)	380	374
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 6.82%, (3 Month USD LIBOR + 2.00%), 01/25/34 (m)	250	243
Series 2020-C-14A, 7.82%, (3 Month USD LIBOR + 3.00%), 01/25/34 (m)	257	251
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	154
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (m)	325	272
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 5.85%, (3 Month USD LIBOR + 1.04%), 04/20/34 (m)	150	146
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 3.96%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (m)	250	253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (m)	500	469
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (m)	212	173
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (m)	507	429
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (m)	332	295
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.82%, 07/17/53 (m)	4,947	488
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.53%, 04/17/54 (m)	2,866	236
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.04%, (3 Month USD LIBOR + 1.22%), 10/24/34 (m)	213	209
Total Non-U.S. Government Agency Asset-Backed Securities (cost $124,563)		112,754
INVESTMENT COMPANIES 2.5%
Health Care Select Sector SPDR Fund (f)	6	819
Industrial Select Sector SPDR Fund (f)	19	1,907
Invesco Municipal Opportunity Trust	33	321
Invesco Municipal Trust	32	322
Invesco QQQ Trust - Series 1 (b) (f)	48	15,501
Invesco Quality Municipal Income Trust	32	321
Invesco Trust for Investment Grade Municipals	33	325
Invesco Value Municipal Income Trust	27	332
iShares 0-5 Year TIPS Bond ETF (f) (r)	31	3,037
iShares Biotechnology ETF (f) (r)	3	400
iShares China Large-Cap ETF (r)	11	322
iShares iBoxx $ High Yield Corporate Bond ETF (b) (f) (r)	59	4,450
iShares iBoxx $ Investment Grade Corporate Bond ETF (r)	105	11,529
iShares JP Morgan USD Emerging Markets Bond ETF (r)	43	3,750
iShares Latin America 40 ETF (f) (r)	58	1,388
iShares MSCI Brazil ETF (f) (r)	68	1,853
iShares MSCI China ETF (f) (r)	84	4,206
iShares MSCI Emerging Markets ETF (r)	8	334
KraneShares CSI China Internet ETF (f)	142	4,432
Nuveen Municipal Value Fund	50	444
SPDR Bloomberg High Yield Bond ETF (f)	15	1,359
SPDR Gold Shares (b)	36	6,607
SPDR S&P 500 ETF Trust (b) (f)	9	3,480
SPDR S&P Metals & Mining ETF (f)	9	476
United States Oil Fund LP	13	875
VanEck J. P. Morgan EM Local Currency Bond ETF (f)	64	1,621
VanEck Semiconductor ETF (f)	5	1,211
Total Investment Companies (cost $70,202)		71,622
SENIOR FLOATING RATE INSTRUMENTS 1.4%
Industrials 0.5%
Altar BidCo, Inc.
Term Loan, 10.49%, (SOFR + 5.60%), 11/09/28 (m)	1,524	1,334
Babilou Family
Term Loan, 6.13%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (m)	4,036	4,230
DS Parent Inc.
Term Loan, 10.05%, (3 Month USD LIBOR + 5.75%), 12/07/27 (m)	842	811
Dun & Bradstreet Corporation (The)
Term Loan, 8.10%, (6 Month USD LIBOR + 3.25%), 02/01/26 (m)	425	423
Emerald Technologies AcquisitionCo., Inc.
Term Loan, 10.97%, (SOFR + 6.25%), 02/03/29 (m)	664	624
Indy US Bidco, LLC
Term Loan, 0.00%, (3 Month EURIBOR + 6.50%), 03/06/28, EUR (m) (s)	4,523	4,451
LBM Acquisition LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 12/08/27 (m)	—	—
OVG Business Services
Term Loan, 10.89%, (3 Month USD LIBOR + 6.25%), 10/13/28 (m) (t)	1,093	1,060
Signal Parent, Inc
Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 03/24/28 (m)	653	430
Vaco Holdings, LLC
2022 Term Loan, 9.73%, (3 Month Term SOFR + 5.00%), 01/07/29 (m)	666	653
		14,016
Communication Services 0.2%
Avaya, Inc.
Term Loan, 14.56%, (SOFR + 10.00%), 12/15/27 (m)	68	16
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (m)	853	819
VodafoneZiggo Group Holding B.V.
Term Loan, 6.10%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (m)	6,053	6,171
		7,006
Consumer Discretionary 0.2%
Aimbridge Acquisition Co., Inc.
Term Loan, 9.53%, (3 Month USD LIBOR + 6.00%), 02/01/26 (m)	1,381	1,315
American Auto Auctin Group, LLC
Term Loan, 9.73%, (SOFR + 5.00%), 01/27/28 (m)	497	428
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.64%, (SOFR + 1.75%), 10/25/23 (m)	2,923	2,918
Hydrofarm Holdings Group, Inc.
Term Loan, 10.14%, (3 Month USD LIBOR + 5.50%), 10/21/28 (m) (t)	407	354
J&J Ventures Gaming, LLC
Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 04/07/28 (m)	640	618
Jack Ohio Finance LLC
Term Loan, 9.38%, (3 Month USD LIBOR + 4.75%), 09/30/28 (m)	322	308
Maverick Gaming LLC
Term Loan, 12.45%, (3 Month USD LIBOR + 7.50%), 08/17/26 (m)	537	362
		6,303
Information Technology 0.2%
ECL Entertainment, LLC
Term Loan, 12.23%, (1 Month USD LIBOR + 7.50%), 03/31/28 (m)	1,252	1,240
GoTo Group, Inc.
Term Loan B, 9.38%, (1 Month USD LIBOR + 4.75%), 08/31/27 (m)	1,946	1,101
Redstone Holdco 2 LP
Term Loan, 9.57%, (3 Month USD LIBOR + 4.75%), 04/27/28 (m)	1,050	820
Roper Industrial Products Investment Company LLC
USD Term Loan , 8.93%, (SOFR + 4.50%), 11/22/29 (m)	1,501	1,488
SP DRI Meger Corp
Term Loan, 9.88%, (3 Month USD LIBOR + 5.25%), 12/15/28 (m)	556	494
		5,143
Consumer Staples 0.1%
City Brewing Company, LLC
Term Loan, 8.33%, (3 Month USD LIBOR + 3.50%), 03/30/28 (m)	413	166
KIK Custom Products
Term Loan, 11.02%, (SOFR + 6.00%), 12/22/26 (m)	295	285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Knowlton Development Corporation Inc.
Term Loan, 7.43%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (m)	3,520	3,750
Naked Juice LLC
2nd Lien Term Loan, 10.68%, (SOFR + 6.00%), 01/25/30 (m)	82	61
		4,262
Materials 0.1%
SCIH Salt Holdings Inc.
Term Loan, 8.83%, (3 Month USD LIBOR + 4.00%), 03/16/27 (m)	887	864
Unique BidCo AB
Term Loan, 8.23%, (6 Month EURIBOR + 5.25%), 01/16/29, EUR (m) (q)	1,454	1,483
		2,347
Health Care 0.1%
Iris BidCo GmbH
Term Loan, 6.60%, (3 Month EURIBOR + 5.00%), 01/16/29, EUR (m)	1,921	1,781
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 04/22/28 (m)	137	136
		1,917
Total Senior Floating Rate Instruments (cost $43,959)		40,994
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.3%
Aptiv PLC, 5.50%, 06/15/23 (o)	21	2,527
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	31	3,984
Volkswagen Aktiengesellschaft (o)	2	262
		6,773
Communication Services 0.2%
T-Mobile US, Inc., 5.25%, 06/01/23 (a) (g) (o)	5	6,109
Health Care 0.2%
Boston Scientific Corporation, 5.50%, 06/01/23 (o)	14	1,647
Roche Holding AG	16	4,424
		6,071
Financials 0.1%
Citigroup Capital XIII, 11.17%, 10/30/40	96	2,743
Wells Fargo & Company, 7.50% (n) (o)	1	1,050
		3,793
Total Preferred Stocks (cost $19,639)		22,746
WARRANTS 0.0%
Cano Health, Inc. (a)	41	7
Compagnie Financiere Richemont SA (a)	1	1
Evgo Inc. (a)	23	25
Hedosophia European Growth (a) (d)	40	1
Hippo Holdings Inc. (a)	20	1
Innovid Corporation (a)	8	1
Latch, Inc. (a)	53	3
Offerpad Solutions Inc. (a)	35	1
Sarcos Technology And Robotics Corporation (a)	121	13
Volta Inc. (a) (d)	24	5
Total Warrants (cost $751)		58
SHORT TERM INVESTMENTS 20.1%
Investment Companies 13.4%
JNL Government Money Market Fund, 4.48% (r) (u)	390,379	390,379
Treasury Securities 4.9%
Cabinet Office, Government of Japan
-0.25%, 04/04/23, JPY	18,885,200	142,235
Commercial Paper 1.1%
3M Company
5.48%, 09/07/23	3,183	3,108
HSBC USA Inc.
5.48%, 11/20/23	1,127	1,085
Johnson & Johnson
5.12%, 08/14/23	3,163	3,100
Mercedes-Benz Finance North America LLC
5.63%, 05/03/23	9,439	9,389
Societe Generale
5.46%, 03/06/24	2,384	2,267
UnitedHealth Group Incorporated
5.32%, 06/01/23	12,699	12,589
		31,538
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (r) (u)	17,314	17,314
Certificates of Deposit 0.1%
Citibank N.A., New York Branch
5.00%, 09/21/23 (u)	4,750	4,740
Total Short Term Investments (cost $586,327)		586,206
Total Investments 105.0% (cost $3,038,521)		3,064,263
Total Securities Sold Short (0.1)% (proceeds $2,308)		(2,784)
Total Purchased Options 0.8% (cost $19,478)		22,044
Other Derivative Instruments (0.5)%		(15,536)
Other Assets and Liabilities, Net (5.2)%		(149,891)
Total Net Assets 100.0%		2,918,096

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2023.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $126,138 and 4.3% of the Fund.

(h) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $180,507.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Investment in affiliate.

(s) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Consumer Staples (0.1%)
Diageo PLC	(10)	(431)
Pernod Ricard	(5)	(1,127)
The J. M. Smucker Company	(8)	(1,226)
Total Common Stocks (proceeds $2,308)		(2,784)
Total Securities Sold Short (0.1%) (proceeds $2,308)		(2,784)

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	2,968	—	—	—	—	69	3,037	0.1
iShares Biotechnology ETF	406	—	—	—	—	(6)	400	—
iShares China Large-Cap ETF	3,598	1,332	5,044	—	(211)	647	322	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,336	—	—	49	—	114	4,450	0.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	33,544	22,167	—	85	68	11,529	0.4
iShares JP Morgan USD Emerging Markets Bond ETF	—	3,860	—	30	—	(110)	3,750	0.1
iShares Latin America 40 ETF	1,331	—	—	—	—	57	1,388	0.1
iShares MSCI Brazil ETF	1,892	—	—	—	—	(39)	1,853	0.1
iShares MSCI China ETF	4,004	—	—	—	—	202	4,206	0.1
iShares MSCI Emerging Markets ETF	320	—	—	—	—	14	334	—
	18,855	38,736	27,211	79	(126)	1,016	31,269	1.1

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/15/19	3,356	5,649	0.2
AENA, S.M.E., S.A.	02/09/23	172	182	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	12/15/22	226	212	—
Alpek S.A.B. de C.V., 3.25%, 02/25/31	12/15/22	248	238	—
Amgen Inc., 5.50%, 12/07/26	09/07/22	239	250	—
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	228	243	—
Ardagh Metal Packaging Finance Public Limited Company, 2.00%, 09/01/28	01/27/23	1,756	1,725	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	235	248	—
Baidu, Inc. - Class A	03/28/23	46	44	—
Banco Santander, S.A., 3.13%, 10/06/26	09/07/22	757	802	0.1
Barclays PLC, 3.00%, 05/08/26	09/12/22	217	227	—
Barclays PLC, 3.25%, 02/12/27	09/07/22	212	224	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	467	497	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	218	234	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	198	211	—
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	1,430	947	0.1
BRF S.A., 4.88%, 01/24/30	12/12/22	223	214	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	12/09/22	47	40	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/26	12/09/22	138	103	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	199	195	—
Cellnex Telecom, S.A.	10/28/19	14,798	14,600	0.5
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 3.89%, 04/15/33	07/07/20	112	103	—
Comision Federal De Electricidad, E.P.E., 4.88%, 01/15/24	12/08/22	341	338	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	205	215	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	337	332	—
Dali Foods Group Company Limited	07/23/19	39	26	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	258	—
Empresa Nacional del Petroleo, 3.75%, 08/05/26	12/09/22	192	186	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	193	194	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,533	3,390	0.1
Faurecia, 2.75%, 02/15/27	01/27/23	1,124	1,116	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	12/28/22	237	227	—
Fideicomiso F/80460, 5.50%, 07/31/47	12/08/22	229	230	—
Fideicomiso Fibra Uno, 4.87%, 01/15/30	12/13/22	209	202	—
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	12/09/22	194	195	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	12/13/22	354	351	—
Gobierno de la Republica de Guatemala, 3.70%, 10/07/33	12/09/22	260	259	—
Gobierno de La Republica del Paraguay, 5.60%, 03/13/48	12/12/22	249	243	—
Gobierno de La Republica del Paraguay, 5.40%, 03/30/50	12/09/22	242	235	—
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	280	276	—
Government of the Sultanate of Oman, 6.75%, 01/17/48	12/09/22	374	367	—
Grand Round, Inc.	03/31/15	1,774	818	0.1
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	01/18/23	297	296	—
Haidilao International Holding Ltd.	10/22/20	789	524	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	12/07/21	283	247	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 3.49%, 10/15/30	06/15/20	113	104	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 3.54%, 11/15/32	07/10/20	112	105	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	551	547	—
IHS Holding Limited, 5.63%, 11/29/26	02/15/23	183	186	—
INEOS Finance PLC, 3.38%, 03/31/26	01/30/23	457	459	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	215	229	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	217	231	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	08/26/21	1,126	979	0.1
Jinxin Fertility Group Limited	07/30/21	967	382	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	532	563	—
KBC Groep, 1.25%, 09/21/27	09/07/22	201	213	—
Korea National Oil Corporation, 4.88%, 04/03/28	03/27/23	200	202	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	110	119	—
Kumba Iron Ore Ltd	11/17/20	467	365	—
Leviathan Bond Ltd, 5.75%, 06/30/23	12/09/22	145	145	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/08/22	442	469	—
Lookout, Inc.	03/04/15	237	53	—
Lookout, Inc.	09/19/14	3,242	1,263	0.1
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	195	—
Majid Al Futtaim Holding LLC, 4.75%, 05/07/24	12/12/22	298	297	—
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,269	1,294	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	12/09/22	166	151	—
Meituan - Class B	06/06/19	1,502	1,096	0.1
Microport Cardioflow Medtech Corporation	08/05/21	1,306	487	—
Millicom International Cellular SA, 5.13%, 01/15/28	12/09/22	217	208	—
Ming Yuan Cloud Group Holdings Limited	11/17/20	449	90	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	214	228	—
Nigeria, Federal Government of, 7.63%, 11/28/47	12/12/22	132	127	—
Nongfu Spring Co., Ltd. - Class H	02/14/22	137	141	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 3.54%, 01/20/32	06/15/20	115	106	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 3.68%, 01/15/32	07/09/20	115	107	—
Pharmaron Beijing Co., Ltd. - Class H	02/15/22	148	80	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	593	581	—
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	12/09/22	235	234	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	319	319	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	340	340	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	340	337	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	5	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 4.66%, 12/20/31	06/24/20	112	105	—
Romania, Government of, 2.88%, 03/11/29	12/12/22	321	327	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	321	324	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	166	165	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	219	233	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	402	399	—
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	12/09/22	247	243	—
Scout24 SE	02/09/23	144	154	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	174	163	—
Societe Generale, 1.88%, 10/03/24	09/07/22	220	234	—
SURA Asset Management SA, 4.88%, 04/17/24	12/09/22	335	331	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	199	212	—
TE Connectivity Ltd.	07/08/21	9,098	7,884	0.3
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	466	495	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	01/12/23	5,350	5,402	0.2
The Toronto-Dominion Bank, 2.88%, 04/05/27	09/07/22	214	225	—
Total Capital International, 1.66%, 07/22/26	09/07/22	213	225	—
Transocean Ltd.	02/09/23	907	838	0.1
VAT Group AG	06/14/22	115	173	—
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	288	335	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	579	572	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	718	753	0.1
Verizon Communications Inc., 4.07%, 06/18/24	09/07/22	115	122	—
Vertical Midco GmbH, 4.38%, 07/15/27	01/27/23	1,912	1,889	0.1
Virgin Media Secured Finance PLC, 5.00%, 04/15/27	02/10/23	2,183	2,224	0.1
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	109	116	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	112	120	—
		82,872	75,013	2.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SONIA Index	221	September 2023	GBP	52,460	(7)	315
Australia 10 Year Bond	567	June 2023	AUD	67,760	217	1,275
DAX Index	7	June 2023	EUR	2,693	21	79
Euro BOBL	96	June 2023	EUR	11,059	31	270
Euro Bund	898	June 2023	EUR	117,739	604	4,461
Euro OAT	71	June 2023	EUR	8,940	51	322
Euro STOXX 50 Price Index	16	June 2023	EUR	645	32	40
FTSE 100 Index	2	June 2023	GBP	152	—	1
MSCI Emerging Markets Index	106	June 2023		5,053	(13)	223
NASDAQ 100 Stock Index	144	June 2023		36,519	633	1,790
NIFTY 50 Index	147	April 2023		5,029	47	92
S&P/TSX 60 Index	20	June 2023	CAD	4,762	27	56
STOXX Banks Index	149	June 2023	EUR	745	(1)	(6)
United States 10 Year Note	66	June 2023		7,605	23	(20)
United States 5 Year Note	995	July 2023		109,407	225	(446)
United States Long Bond	52	June 2023		6,509	52	311
United States Ultra Bond	726	June 2023		99,784	1,038	2,672
					2,980	11,435
Short Contracts
Euro Buxl 30 Year Bond	(16)	June 2023	EUR	(2,117)	(19)	(142)
Euro Schatz	(149)	June 2023	EUR	(15,595)	(7)	(161)
Italy Government BTP Bond	(102)	June 2023	EUR	(11,364)	(87)	(423)
Long Gilt	(18)	June 2023	GBP	(1,800)	1	(71)
Nikkei 225 Index	(10)	June 2023	JPY	(140,016)	(10)	(8)
Russell 2000 Index	(57)	June 2023		(5,078)	(95)	(91)
S&P 500 Index	(267)	June 2023		(52,912)	(763)	(2,327)
United States 10 Year Ultra Bond	(2,424)	June 2023		(285,842)	(1,203)	(7,803)
United States 2 Year Note	(1,459)	July 2023		(298,726)	(188)	(2,489)
					(2,371)	(13,515)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	3	(300)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	3	(295)
28-Day MEXIBOR (M)	Paying	9.78	(M)	02/04/25	MXN	456,198	71	(171)
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	35	(84)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	35	(81)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	21	(313)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	29	(432)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	24	(359)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	15	(216)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	21	(324)
3M LIBOR (A)	Receiving	3.24	(A)	08/09/33		9,534	(58)	(99)
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,924	(83)	3,716
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	33	(171)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	3	(26)
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	41,751	10	(44)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	66	(43)
U.S. SOFR (A)	Receiving	3.75	(A)	02/13/24		152,403	10	1,371

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	2.00	(A)	02/17/25	23,094	(21)	892
U.S. SOFR (A)	Receiving	2.72	(A)	05/02/25	280,478	(317)	7,431
U.S. SOFR (A)	Receiving	2.58	(A)	05/24/32	24,398	(134)	1,209
U.S. SOFR (A)	Receiving	2.60	(A)	05/26/32	4,088	(23)	192
U.S. SOFR (A)	Receiving	2.61	(A)	05/02/42	3,074	(31)	230
U.S. SOFR (A)	Receiving	2.43	(A)	05/02/52	92,115	(931)	9,694
U.S. SOFR (A)	Paying	4.40	(A)	02/13/24	304,806	(19)	(1,069)
U.S. SOFR (A)	Paying	4.50	(A)	03/09/24	149,839	(1)	(361)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/24	242,228	9	(5,224)
U.S. SOFR (A)	Paying	4.46	(A)	07/12/24	150,104	44	88
U.S. SOFR (A)	Paying	2.60	(A)	02/17/25	82,097	75	(2,286)
U.S. SOFR (A)	Paying	2.70	(A)	02/17/25	82,097	75	(2,138)
U.S. SOFR (A)	Paying	4.03	(A)	03/10/25	151,589	150	(239)
U.S. SOFR (A)	Paying	3.75	(A)	12/15/25	19,101	35	(20)
U.S. SOFR (A)	Paying	3.81	(A)	12/19/25	20,346	37	9
U.S. SOFR (A)	Paying	3.47	(A)	03/10/27	15,391	26	169
U.S. SOFR (A)	Paying	2.67	(A)	05/02/27	10,963	30	(324)
U.S. SOFR (A)	Paying	2.91	(A)	10/06/27	40,586	123	(846)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/32	129,669	715	(5,674)
U.S. SOFR (A)	Paying	3.47	(A)	10/04/32	17,385	101	385
U.S. SOFR (A)	Paying	3.42	(A)	10/05/32	8,366	49	150
U.S. SOFR (A)	Paying	3.05	(A)	10/28/32	18,965	108	(229)
U.S. SOFR (A)	Paying	2.88	(A)	11/02/32	19,311	109	(502)
U.S. SOFR (A)	Paying	2.92	(A)	11/04/32	19,429	110	(441)
U.S. SOFR (A)	Paying	2.90	(A)	11/15/32	30,998	176	(756)
U.S. SOFR (A)	Paying	3.20	(A)	11/28/32	18,157	105	5
						838	2,474

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(111)	3	167

Credit default swap agreements - sell protection
CDX.NA.HY.37.V2 (Q)	4.03	5.00	12/20/26	(31,720)	966	155	(1,231)
CDX.NA.HY.39 (Q)	4.69	5.00	12/20/27	(1,907)	23	10	45
CDX.NA.IG.39 (Q)	0.73	1.00	12/20/27	(7,727)	90	7	77
ITRAXX.EUR.XO.38 (Q)	4.06	5.00	12/20/27	(6,426)	250	42	486
ITRAXX.EUR.XO.39 (Q)	4.36	5.00	06/20/28	(5,894)	166	40	96
					1,495	254	(527)

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
3 Month SOFR Index Future, Jun. 2023	Put	95.00	04/14/23	450	51
3 Month SOFR Index Future, Mar. 2024	Put	95.75	03/15/24	313	397
SOFR 1 Year Midcurve Future, Jun. 2024	Call	96.00	05/12/23	385	508
SOFR 1 Year Midcurve Future, Jun. 2024	Put	95.81	04/14/23	524	26
United States 5 Year Note Future, Jun. 2023	Put	106.50	05/26/23	21	3
					985
Index Options
Chicago Board Options Exchange Volatility Index	Call	35.00	04/19/23	244	5
Chicago Board Options Exchange Volatility Index	Call	32.00	04/19/23	158	5
					10
Options on Securities
Advanced Micro Devices, Inc.	Call	90.00	04/21/23	341	326
Advanced Micro Devices, Inc.	Call	85.00	04/21/23	265	363
Advanced Micro Devices, Inc.	Call	95.00	04/21/23	112	66
Advanced Micro Devices, Inc.	Call	105.00	05/19/23	281	121
Air Transport Services Group, Inc.	Put	15.00	09/15/23	16	—
Ally Financial Inc.	Put	15.00	06/16/23	77	3
Alphabet Inc.	Call	95.00	04/21/23	390	378
Alphabet Inc.	Call	100.00	05/19/23	169	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Alphabet Inc.	Call	110.00	06/16/23	255	102
Amazon.com, Inc.	Call	100.00	05/19/23	169	141
American Airlines Group Inc.	Put	11.00	06/16/23	143	3
Apple Inc.	Call	155.00	04/21/23	305	335
Apple Inc.	Call	170.00	05/19/23	170	71
Apple Inc.	Call	160.00	05/19/23	135	134
Bank of America Corporation	Call	36.00	04/21/23	251	1
Boston Properties, Inc.	Put	35.00	05/19/23	98	4
Bunge Limited	Call	110.00	04/21/23	74	—
Bunge Limited	Call	100.00	04/21/23	54	4
Carnival Corporation	Put	7.50	04/21/23	158	1
Caterpillar Inc.	Put	200.00	04/21/23	69	3
Caterpillar Inc.	Put	175.00	05/19/23	95	6
Chipotle Mexican Grill, Inc.	Call	1,550.00	04/21/23	10	166
Chubb Limited	Call	220.00	04/21/23	46	—
ConocoPhillips	Call	120.00	05/19/23	646	20
ConocoPhillips	Call	110.00	05/19/23	255	36
ConocoPhillips	Put	100.00	05/19/23	343	186
Constellation Brands, Inc.	Call	240.00	04/21/23	272	35
Costco Wholesale Corporation	Call	500.00	04/21/23	22	19
CVS Health Corporation	Call	85.00	06/16/23	101	4
Deere & Company	Call	440.00	04/21/23	18	2
Delta Air Lines, Inc.	Call	35.00	05/19/23	803	152
Delta Air Lines, Inc.	Call	35.00	06/16/23	509	124
EOG Resources, Inc.	Call	157.50	04/21/23	254	—
FedEx Corporation	Put	175.00	04/21/23	43	—
FedEx Corporation	Put	165.00	06/16/23	11	1
Ford Motor Company	Put	11.00	04/21/23	212	1
Ford Motor Company	Put	10.00	06/16/23	126	3
Freeport-McMoRan Inc.	Call	45.00	04/21/23	685	23
Frontier Communications Parent, Inc.	Put	20.00	04/21/23	89	2
Frontier Communications Parent, Inc.	Put	20.00	05/19/23	3	—
Frontier Communications Parent, Inc.	Put	20.00	08/18/23	53	6
General Dynamics Corporation	Call	230.00	05/19/23	108	63
Health Care Select Sector SPDR Fund	Call	138.00	06/16/23	250	14
Intel Corporation	Call	42.50	06/16/23	69	1
Intel Corporation	Call	40.00	06/16/23	112	4
Intuit Inc.	Call	430.00	04/21/23	86	196
Intuit Inc.	Call	440.00	06/16/23	121	402
Invesco QQQ Trust	Call	320.00	04/21/23	436	321
Invesco QQQ Trust	Call	310.00	04/28/23	461	726
Invesco QQQ Trust	Call	325.00	05/19/23	375	354
Invesco Senior Loan ETF	Put	19.00	04/21/23	264	1
Invesco Senior Loan ETF	Put	19.00	06/16/23	413	7
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	04/21/23	1,512	30
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	04/21/23	4,223	47
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	05/19/23	1,146	49
iShares iBoxx $ High Yield Corporate Bond ETF	Put	66.00	06/16/23	186	3
iShares iBoxx $ High Yield Corporate Bond ETF	Put	67.00	06/16/23	360	7
iShares iBoxx $ High Yield Corporate Bond ETF	Put	70.00	06/16/23	98	4
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	105.00	04/21/23	1,877	26
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	104.00	04/21/23	2,923	26
iShares JP Morgan USD Emerging Markets Bond ETF	Put	81.00	04/21/23	129	1
iShares Preferred & Income Securities ETF	Put	30.00	04/21/23	154	2
iShares Preferred & Income Securities ETF	Put	26.00	05/19/23	283	3
iShares Russell 2000 ETF	Put	165.00	04/21/23	67	4
iShares Russell 2000 ETF	Put	155.00	04/21/23	803	15
iShares Russell 2000 ETF	Put	168.00	05/19/23	856	200
JPMorgan Chase & Co.	Call	135.00	06/16/23	340	140
Lions Gate Entertainment Corp.	Call	12.50	06/16/23	48	2
Lions Gate Entertainment Corp.	Call	10.00	06/16/23	59	9
Lockheed Martin Corporation	Call	500.00	05/19/23	53	22
Lowe`s Companies, Inc.	Call	230.00	04/21/23	85	1
MasterCard Incorporated	Call	370.00	04/21/23	41	16
Microsoft Corporation	Call	280.00	04/21/23	137	169
Microsoft Corporation	Call	260.00	04/21/23	58	171
Microsoft Corporation	Call	270.00	05/19/23	85	213
Morgan Stanley	Call	100.00	04/21/23	48	—
NextEra Energy, Inc.	Call	75.00	04/21/23	182	62
Nice Ltd	Call	220.00	04/21/23	38	42
NIKE, Inc.	Call	125.00	05/19/23	214	81
Northrop Grumman Corporation	Call	490.00	04/21/23	28	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Northrop Grumman Corporation	Call	500.00	05/19/23	20	7
NVIDIA Corporation	Call	295.00	05/19/23	102	115
Owl Rock Capital Corporation	Put	10.00	04/21/23	170	—
Pitney Bowes Inc.	Put	3.00	07/21/23	85	1
ProLogis Inc.	Put	105.00	04/21/23	95	2
PulteGroup, Inc.	Put	50.00	04/21/23	346	4
Rockwell Automation, Inc.	Call	290.00	04/21/23	49	47
Sabre Corporation	Put	4.00	04/21/23	212	3
Sabre Corporation	Put	3.00	06/16/23	92	1
Salesforce, Inc.	Call	200.00	05/19/23	102	95
Salesforce, Inc.	Call	200.00	06/16/23	98	133
Shell PLC	Call	62.50	04/21/23	351	5
Shell PLC	Call	60.00	04/21/23	544	27
SPDR EURO STOXX 50 ETF	Put	40.00	04/21/23	104	1
SPDR Gold Shares	Call	195.00	05/19/23	3,183	446
SPDR S&P 500 ETF Trust	Call	407.00	04/06/23	1,231	563
SPDR S&P 500 ETF Trust	Call	405.00	04/21/23	368	361
SPDR S&P 500 ETF Trust	Put	380.00	04/06/23	101	1
SPDR S&P 500 ETF Trust	Put	363.00	04/21/23	670	21
SPDR S&P Regional Banking ETF	Put	45.00	04/21/23	1,256	322
Starbucks Corporation	Call	105.00	04/21/23	72	13
Tesla Inc.	Call	175.00	04/21/23	131	458
Tesla Inc.	Call	180.00	05/19/23	257	913
Tesla Inc.	Call	210.00	08/18/23	135	401
The Charles Schwab Corporation	Call	82.50	04/21/23	184	—
The Charles Schwab Corporation	Call	70.00	05/19/23	346	7
The Charles Schwab Corporation	Call	65.00	06/16/23	408	34
The Kroger Co.	Call	50.00	07/21/23	481	119
The Walt Disney Company	Call	105.00	04/21/23	118	10
The Walt Disney Company	Call	105.00	06/16/23	255	102
Uber Technologies, Inc.	Call	40.00	06/16/23	866	37
Union Pacific Corporation	Call	220.00	04/21/23	85	3
United Airlines Holdings, Inc.	Call	45.00	05/19/23	401	104
United Airlines Holdings, Inc.	Call	46.00	06/16/23	509	143
Uniti Group Inc.	Put	4.00	06/16/23	18	2
Walmart Inc.	Call	145.00	04/21/23	46	19
Waste Management, Inc.	Call	165.00	06/16/23	247	127
Wells Fargo & Company	Call	50.00	04/21/23	167	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Call	33.00	04/21/23	2,854	13
Xtrackers Harvest CSI 300 China A-Shares ETF	Call	32.00	04/21/23	1,867	10
					11,083

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Index Options
Euro STOXX 50 Price Index	CIT	Call	Down-and-in	EUR	3,971.00	EUR	4,100.00	04/21/23		1,218	2

Foreign Currency Options
EUR/USD Spot Rate	HSB	Call	Up-and-out		1.10		1.09	06/27/23	EUR	6,145,861	24
GBP/USD Spot Rate	JPM	Call	One-touch		1.00		1.00	05/11/23	GBP	670,046	—
											24

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.37.V2, 12/20/26	MSC	Put		94.00	04/19/23	2,310,000	—
CDX.NA.HY.39, 12/20/27	BCL	Put		99.00	04/19/23	2,395,000	8
CDX.NA.HY.39, 12/20/27	BCL	Put		97.00	04/19/23	2,375,000	3
CDX.NA.HY.39, 12/20/27	BNP	Put		94.00	04/19/23	2,310,000	1
CDX.NA.HY.39, 12/20/27	DUB	Put		94.00	06/21/23	1,540,000	7
CDX.NA.HY.40, 06/20/28	BCL	Put		95.00	05/17/23	2,380,000	8
							27
Foreign Currency Options
USD/CNH Spot Rate	BOA	Call	CNH	7.40	07/13/23	14,825,000	13
USD/JPY Spot Rate	BOA	Put	JPY	130.00	05/29/23	15,384,019	223
USD/MXN Spot Rate	BOA	Put	MXN	18.25	05/25/23	22,659,941	443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
USD/MXN Spot Rate	DUB	Put	MXN	18.00	05/04/23		6,029,644	59
								738
Index Options
Euro STOXX 50 Price Index	CIT	Call	EUR	4,400.00	04/21/23		124	35
Euro STOXX 50 Price Index	JPM	Call	EUR	4,100.00	05/19/23		73	176
Euro STOXX 600 Banks Price Index	JPM	Call	EUR	102.00	05/19/23		485	100
TOPIX Banks Index	BNP	Call	JPY	218.87	07/14/23		597,332	15
TOPIX Banks Index	JPM	Call	JPY	227.60	07/14/23		398,619	6
Dual Binary Option payout at expiry if S&P 500 Index >= 3,687.14 and SOFR >= 3.33	CIT	Put		3,687.14	05/19/23		652,523	26
Dual Binary Option payout at expiry if S&P 500 Index >= 3,687.14 and SOFR>= 3.34	CIT	Put		3,687.14	04/21/23		652,523	6
Dual Binary Option payout at expiry if S&P 500 Index >= 3,848.02 and SOFR >= 4.921	CIT	Put		3,848.02	06/16/23		621,103	10
Dual Binary Option payout at expiry if S&P 500 Index >= 3,848.02 and SOFR >= 4.987	CIT	Put		3,848.02	05/19/23		621,103	5
Dual Binary Option payout at expiry if S&P 500 Index >= 3,848.02 and SOFR >= 5.021	CIT	Put		3,848.02	06/16/23		621,103	8
Dual Binary Option payout at expiry if S&P 500 Index >= 3,848.02 and SOFR >= 5.087	CIT	Put		3,848.02	05/19/23		621,103	4
								391
Interest Rate Swaptions
3M LIBOR, 11/16/53	CIT	Call		2.85	11/14/23		5,795,071	309
3M LIBOR, 10/26/33	CIT	Call		3.05	10/24/23		18,356,814	472
3M LIBOR, 08/25/27	GSC	Call		3.10	08/22/23		45,567,863	163
3M LIBOR, 08/09/33	GSC	Call		2.85	08/07/23		15,590,588	204
3M LIBOR, 11/09/33	GSC	Call		2.82	11/07/23		7,596,401	142
3M LIBOR, 09/08/27	GSC	Call		3.25	09/05/23		89,860,007	1,097
3M LIBOR, 11/01/33	JPM	Call		2.90	10/30/23		18,356,814	381
3M LIBOR, 09/25/33	MSC	Call		2.81	09/21/23		11,337,019	182
3M LIBOR, 09/26/33	MSC	Call		2.80	09/22/23		4,859,954	77
3M LIBOR, 10/26/33	CIT	Put		4.55	10/24/23		18,356,814	45
3M LIBOR, 11/09/33	GSC	Put		4.82	11/07/23		7,596,401	13
3M LIBOR, 11/01/33	JPM	Put		4.40	10/30/23		18,356,814	61
3M LIBOR, 04/05/33	JPM	Put		3.80	04/03/23		15,153,214	—
6M EURIBOR, 04/03/24	GSC	Put		2.47	04/03/23	GBP	80,059,989	1,967
6M EURIBOR, 05/04/24	GSC	Put		1.00	05/02/23	EUR	113,111,465	3,100
								8,213
Options on Securities
BNP Paribas	JPM	Call	EUR	66.00	04/21/23		165	—
ING Groep N.V.	GSC	Call	EUR	11.50	05/19/23		115,400	26
Mercedes-Benz Group AG	JPM	Call	EUR	76.00	05/19/23		455	24
Nestle S.A.	GSC	Call	CHF	110.00	05/19/23		471	136
Nomura Asset Management Co., Ltd.	GSC	Call	JPY	226.71	07/14/23		995,155	4
Financial Select Sector SPDR Fund	CIT	Put		29.00	04/21/23		114,300	10
Lloyds Banking Group PLC	GSC	Put	GBP	0.50	04/21/23		2,558	134
								334
Spread Options
USD ICE 30 Year Swap Rate Index	GSC	Call		0.07	09/27/23		189,742,308	237

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3 Month SOFR Index Future, Jun. 2023	Put	94.50	04/14/23	675	(4)
3 Month SOFR Index Future, Mar. 2024	Put	94.75	03/15/24	470	(200)
SOFR 1 Year Midcurve Future, Jun. 2024	Call	96.50	05/12/23	385	(260)
SOFR 1 Year Midcurve Future, Jun. 2024	Put	95.13	04/14/23	699	(380)
SOFR 1 Year Midcurve Future, Jun. 2024	Put	95.25	05/12/23	192	(10)
					(854)
Index Options
Chicago Board Options Exchange Volatility Index	Call	50.00	04/19/23	244	(1)
Chicago Board Options Exchange Volatility Index	Call	45.00	04/19/23	158	(1)
					(2)
Options on Securities
Advanced Micro Devices, Inc.	Call	110.00	04/21/23	377	(23)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Advanced Micro Devices, Inc.	Call	105.00	04/21/23	512	(76)
Advanced Micro Devices, Inc.	Call	120.00	05/19/23	281	(31)
Advanced Micro Devices, Inc.	Put	85.00	05/19/23	281	(65)
Alphabet Inc.	Call	105.00	04/21/23	390	(94)
Alphabet Inc.	Call	115.00	05/19/23	340	(53)
Alphabet Inc.	Call	110.00	05/19/23	169	(50)
Alphabet Inc.	Call	125.00	06/16/23	255	(26)
Alphabet Inc.	Put	85.00	05/19/23	58	(4)
Alphabet Inc.	Put	90.00	06/16/23	255	(43)
Amazon.com, Inc.	Call	110.00	05/19/23	169	(57)
Amazon.com, Inc.	Put	85.00	05/19/23	58	(6)
Apple Inc.	Call	175.00	05/19/23	135	(30)
Apple Inc.	Put	140.00	04/21/23	144	(2)
Apple Inc.	Put	135.00	04/21/23	263	(3)
Apple Inc.	Put	145.00	05/19/23	170	(23)
Apple Inc.	Put	140.00	05/19/23	46	(4)
Bank of America Corporation	Call	40.00	04/21/23	251	—
Bank of America Corporation	Call	31.00	05/19/23	511	(25)
Caterpillar Inc.	Put	175.00	04/21/23	69	—
Caterpillar Inc.	Put	140.00	05/19/23	95	(1)
CF Industries Holdings, Inc.	Call	80.00	05/19/23	238	(36)
Chipotle Mexican Grill, Inc.	Call	1,680.00	04/21/23	10	(55)
Chubb Limited	Call	240.00	04/21/23	46	—
ConocoPhillips	Call	140.00	05/19/23	218	(1)
ConocoPhillips	Call	125.00	05/19/23	255	(5)
ConocoPhillips	Put	90.00	05/19/23	799	(151)
ConocoPhillips	Put	85.00	05/19/23	292	(32)
Constellation Brands, Inc.	Call	260.00	04/21/23	68	(1)
Constellation Brands, Inc.	Put	200.00	04/21/23	245	(21)
CVS Health Corporation	Call	95.00	06/16/23	101	(1)
Delta Air Lines, Inc.	Call	40.00	06/16/23	509	(33)
Delta Air Lines, Inc.	Put	27.00	05/19/23	803	(15)
Delta Air Lines, Inc.	Put	27.00	06/16/23	509	(17)
DexCom, Inc.	Call	130.00	05/19/23	127	(34)
DexCom, Inc.	Call	130.00	06/16/23	127	(47)
EOG Resources, Inc.	Call	177.50	04/21/23	254	—
EOG Resources, Inc.	Put	112.50	04/21/23	171	(47)
EQT Corporation	Call	35.00	05/19/23	443	(54)
FedEx Corporation	Put	150.00	04/21/23	43	—
FedEx Corporation	Put	140.00	06/16/23	11	—
Freeport-McMoRan Inc.	Call	50.00	04/21/23	685	(2)
Freeport-McMoRan Inc.	Call	42.00	05/19/23	340	(72)
Freeport-McMoRan Inc.	Put	38.00	04/21/23	514	(33)
Health Care Select Sector SPDR Fund	Put	120.00	06/16/23	250	(26)
Hilton Worldwide Holdings Inc.	Call	155.00	06/16/23	86	(20)
Intuit Inc.	Call	470.00	06/16/23	121	(227)
Intuit Inc.	Put	360.00	04/21/23	59	(4)
Invesco QQQ Trust	Call	335.00	04/21/23	436	(63)
Invesco QQQ Trust	Call	340.00	05/19/23	375	(128)
Invesco QQQ Trust	Put	280.00	04/21/23	1,299	(42)
Invesco QQQ Trust	Put	280.00	04/28/23	230	(13)
Invesco QQQ Trust	Put	275.00	05/19/23	375	(48)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	76.00	05/19/23	1,146	(75)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	69.00	04/21/23	1,409	(9)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	68.00	05/19/23	1,146	(13)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	101.00	04/21/23	1,877	(15)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	100.00	04/21/23	2,923	(12)
iShares JP Morgan USD Emerging Markets Bond ETF	Put	76.00	04/21/23	129	—
iShares Russell 2000 ETF	Put	145.00	04/21/23	67	(1)
iShares Russell 2000 ETF	Put	160.00	05/19/23	856	(104)
iShares Russell 2000 ETF	Put	152.00	05/19/23	428	(27)
JPMorgan Chase & Co.	Call	150.00	06/16/23	340	(20)
JPMorgan Chase & Co.	Put	100.00	06/16/23	170	(12)
Lockheed Martin Corporation	Put	420.00	05/19/23	53	(11)
Lowe`s Companies, Inc.	Put	190.00	04/21/23	58	(8)
Marathon Oil Corporation	Call	26.00	05/19/23	510	(36)
MasterCard Incorporated	Call	400.00	04/21/23	41	—
Microsoft Corporation	Call	305.00	05/19/23	170	(87)
Microsoft Corporation	Call	290.00	05/19/23	85	(97)
Microsoft Corporation	Put	230.00	04/21/23	93	(1)
Microsoft Corporation	Put	240.00	05/19/23	29	(4)
Morgan Stanley	Call	110.00	04/21/23	48	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
NextEra Energy, Inc.	Call	80.00	04/21/23	182	(14)
Nice Ltd	Call	240.00	04/21/23	38	(7)
Nice Ltd	Put	175.00	05/19/23	59	(7)
NIKE, Inc.	Put	105.00	05/19/23	214	(13)
Northrop Grumman Corporation	Call	540.00	04/21/23	28	—
Northrop Grumman Corporation	Put	400.00	05/19/23	20	(5)
NVIDIA Corporation	Call	260.00	04/21/23	51	(117)
NVIDIA Corporation	Call	330.00	05/19/23	102	(32)
NVIDIA Corporation	Put	220.00	05/19/23	102	(26)
ProLogis Inc.	Put	90.00	04/21/23	95	—
PulteGroup, Inc.	Put	40.00	04/21/23	346	(1)
Salesforce, Inc.	Call	230.00	06/16/23	98	(30)
Salesforce, Inc.	Put	160.00	06/16/23	98	(19)
Schlumberger Limited	Call	57.50	04/21/23	254	(3)
SPDR EURO STOXX 50 ETF	Put	35.00	04/21/23	104	—
SPDR Gold Shares	Call	205.00	05/19/23	3,183	(159)
SPDR S&P 500 ETF Trust	Call	414.00	04/06/23	1,231	(137)
SPDR S&P 500 ETF Trust	Call	415.00	04/21/23	368	(149)
SPDR S&P 500 ETF Trust	Call	420.00	12/15/23	97	(248)
SPDR S&P 500 ETF Trust	Put	365.00	04/06/23	101	—
SPDR S&P 500 ETF Trust	Put	372.00	04/21/23	394	(19)
SPDR S&P 500 ETF Trust	Put	365.00	04/21/23	184	(6)
SPDR S&P 500 ETF Trust	Put	345.00	04/21/23	670	(10)
SPDR S&P Regional Banking ETF	Put	40.00	04/21/23	1,256	(89)
Starbucks Corporation	Call	115.00	04/21/23	72	(1)
Starbucks Corporation	Call	105.00	05/19/23	146	(57)
Starbucks Corporation	Put	90.00	05/19/23	146	(11)
Tesla Inc.	Call	208.33	04/21/23	131	(162)
Tesla Inc.	Call	210.00	05/19/23	257	(446)
Tesla Inc.	Call	260.00	08/18/23	135	(172)
Tesla Inc.	Put	120.00	05/19/23	175	(11)
Tesla Inc.	Put	135.00	08/18/23	72	(35)
The Charles Schwab Corporation	Call	90.00	04/21/23	184	(1)
The Charles Schwab Corporation	Call	80.00	05/19/23	692	(3)
The Charles Schwab Corporation	Call	75.00	06/16/23	408	(9)
The Charles Schwab Corporation	Put	40.00	06/16/23	204	(25)
The Kroger Co.	Put	40.00	07/21/23	481	(16)
The Walt Disney Company	Call	115.00	06/16/23	255	(31)
The Walt Disney Company	Put	80.00	06/16/23	255	(20)
Uber Technologies, Inc.	Put	30.00	06/16/23	866	(158)
Union Pacific Corporation	Put	195.00	04/21/23	58	(15)
United Airlines Holdings, Inc.	Call	52.50	06/16/23	509	(45)
United Airlines Holdings, Inc.	Put	38.00	05/19/23	401	(33)
United Airlines Holdings, Inc.	Put	36.00	06/16/23	509	(45)
United Parcel Service, Inc.	Call	210.00	06/16/23	103	(29)
Waste Management, Inc.	Put	150.00	06/16/23	247	(41)
Wells Fargo & Company	Call	55.00	04/21/23	167	—
Xtrackers Harvest CSI 300 China A-Shares ETF	Call	37.00	04/21/23	2,854	(3)
Xtrackers Harvest CSI 300 China A-Shares ETF	Call	35.00	04/21/23	1,867	(1)
					(4,837)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37.V2, 12/20/26	MSC	Put		88.00	04/19/23		2,310,000	—
CDX.NA.HY.39, 12/20/27	BCL	Put		94.00	04/19/23		2,395,000	(1)
CDX.NA.HY.39, 12/20/27	BNP	Put		88.00	04/19/23		2,310,000	—
CDX.NA.HY.40, 06/20/28	BCL	Put		89.00	05/17/23		2,380,000	(2)
								(3)
Foreign Currency Options
EUR/USD Spot Rate	UBS	Put		1.08	06/19/23	EUR	3,323,214	(36)
GBP/USD Spot Rate	JPM	Put		1.22	06/19/23	GBP	2,944,082	(43)
USD/BRL Spot Rate	HSB	Put	BRL	5.24	06/14/23		3,541,429	(150)
USD/CNH Spot Rate	GSC	Call	CNH	6.88	06/19/23		3,623,364	(32)
USD/COP Spot Rate	MSC	Put	COP	4,815.00	06/14/23		3,532,483	(156)
USD/HUF Spot Rate	BOA	Put	HUF	362.05	06/19/23		3,500,531	(134)
USD/JPY Spot Rate	BOA	Put	JPY	124.00	05/29/23		23,076,029	(98)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
USD/MXN Spot Rate	BOA	Put	MXN	17.75	05/25/23		30,213,255	(210)
USD/MXN Spot Rate	CIT	Put	MXN	18.67	06/19/23		3,536,413	(126)
USD/TWD Spot Rate	HSB	Call	TWD	30.58	06/14/23		3,651,713	(35)
								(1,020)
Index Options
Euro STOXX 50 Price Index	CIT	Put	EUR	3,900.00	04/21/23		124	(9)
Euro STOXX 600 Banks Price Index	JPM	Put	EUR	90.00	05/19/23		485	(38)
TOPIX Banks Index	BNP	Put	JPY	175.10	07/14/23		597,332	(35)
TOPIX Banks Index	JPM	Put	JPY	182.08	07/14/23		398,619	(32)
								(114)
Interest Rate Swaptions
3M LIBOR, 10/26/25	CIT	Call		3.09	10/24/23		73,427,255	(409)
3M LIBOR, 11/16/25	CIT	Call		2.75	11/14/23		57,950,706	(273)
3M LIBOR, 06/16/28	GSC	Call		2.50	06/14/23		35,256,000	(77)
3M LIBOR, 08/25/27	GSC	Call		2.70	08/22/23		45,567,863	(111)
3M LIBOR, 09/08/27	GSC	Call		2.95	09/05/23		89,860,007	(801)
3M LIBOR, 11/09/25	GSC	Call		3.26	11/07/23		30,385,604	(215)
3M LIBOR, 06/01/28	JPM	Call		2.80	05/30/23		29,789,910	(99)
3M LIBOR, 11/01/25	JPM	Call		2.95	10/30/23		73,427,255	(364)
3M LIBOR, 06/01/25	MSC	Call		3.30	05/30/23		73,533,895	(136)
3M LIBOR, 07/21/33	MSC	Call		2.41	07/19/23		38,830,460	(162)
3M LIBOR, 12/18/33	MSC	Call		2.40	12/14/23		9,724,000	(103)
3M LIBOR, 11/16/25	CIT	Put		4.75	11/14/23		46,360,565	(45)
3M LIBOR, 06/16/28	GSC	Put		3.90	06/14/23		35,256,000	(104)
3M LIBOR, 08/09/33	GSC	Put		3.75	08/07/23		19,488,234	(129)
3M LIBOR, 08/25/27	GSC	Put		3.75	08/22/23		22,783,932	(168)
3M LIBOR, 09/08/27	GSC	Put		3.85	09/05/23		44,930,003	(101)
3M LIBOR, 10/04/33	GSC	Put		3.93	10/02/23		19,190,692	(119)
3M LIBOR, 06/12/28	JPM	Put		4.00	06/08/23		29,695,748	(60)
3M LIBOR, 07/06/33	JPM	Put		3.85	07/03/23		15,153,214	(54)
3M LIBOR, 04/01/29	JPM	Put		3.79	03/27/24		55,832,814	(507)
3M LIBOR, 04/12/33	MSC	Put		3.40	04/06/23		20,284,902	(17)
3M LIBOR, 04/20/33	MSC	Put		3.45	04/18/23		19,908,045	(59)
3M LIBOR, 07/21/33	MSC	Put		3.61	07/19/23		38,830,460	(310)
3M LIBOR, 09/25/25	MSC	Put		4.73	09/21/23		111,897,852	(168)
3M LIBOR, 09/25/25	MSC	Put		4.50	09/22/23		55,963,103	(128)
3M LIBOR, 12/18/33	MSC	Put		3.60	12/14/23		9,724,000	(144)
6M EURIBOR, 04/03/24	GSC	Put		3.22	04/03/23	GBP	160,119,978	(2,514)
6M EURIBOR, 05/04/24	GSC	Put		1.75	05/02/23	EUR	226,222,929	(4,413)
								(11,790)
Options on Securities
BNP Paribas	JPM	Put	EUR	60.00	04/21/23		165	(90)
ING Groep N.V.	GSC	Call	EUR	12.50	05/19/23		115,400	(5)
ING Groep N.V.	GSC	Put	EUR	9.00	05/19/23		115,400	(20)
Lloyds Banking Group PLC	GSC	Call	GBP	0.58	04/21/23		2,558	(8)
Lloyds Banking Group PLC	GSC	Put	GBP	0.44	04/21/23		2,558	(24)
Mercedes-Benz Group AG	JPM	Call	EUR	82.00	05/19/23		455	(3)
Nestle S.A.	GSC	Call	CHF	116.00	05/19/23		471	(21)
Nomura Asset Management Co., Ltd.	GSC	Put	JPY	181.37	07/14/23		995,155	(37)
								(208)
Spread Options
USD ICE 30 Year Swap Rate Index	GSC	Call		0.57	09/27/23		189,742,308	(68)
USD ICE 30 Year Swap Rate Index	GSC	Put		0.68	09/27/23		189,742,308	(167)
								(235)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	05/16/23	AUD	68,418	45,805	(1,840)
BRL/USD	HSB	06/02/23	BRL	17,501	3,415	101
BRL/USD	CIT	06/14/23	BRL	9,159	1,783	63
BRL/USD	CIT	06/15/23	BRL	10,537	2,051	28
BRL/USD	GSC	06/15/23	BRL	77,615	15,108	235
BRL/USD	HSB	06/21/23	BRL	18,938	3,682	141

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	CIT	04/20/23	CAD	29,782	22,041	(132)
CHF/USD	UBS	06/15/23	CHF	46,733	51,485	31
COP/USD	JPM	04/04/23	COP	3,712,817	797	(4)
COP/USD	DUB	06/14/23	COP	6,958,080	1,472	32
COP/USD	MSC	06/21/23	COP	17,061,893	3,605	73
CZK/USD	DUB	06/14/23	CZK	37,883	1,744	24
DKK/USD	HSB	06/15/23	DKK	77,098	11,279	130
EUR/USD	BOA	04/20/23	EUR	20,717	22,487	(60)
EUR/USD	UBS	06/15/23	EUR	81,298	88,535	1,102
GBP/EUR	JPM	06/15/23	EUR	(5,724)	(6,234)	35
GBP/USD	JPM	06/15/23	GBP	7,650	9,451	176
HUF/USD	HSB	06/15/23	HUF	1,127,292	3,144	112
HUF/USD	BOA	06/21/23	HUF	1,284,804	3,577	76
IDR/USD	DUB	04/12/23	IDR	47,390,719	3,160	132
IDR/USD	CIT	04/17/23	IDR	17,675,045	1,178	12
INR/USD	CIT	04/17/23	INR	93,130	1,132	(9)
INR/USD	CIT	06/14/23	INR	92,570	1,122	—
JPY/EUR	MSC	04/20/23	EUR	(19,665)	(21,345)	(833)
JPY/USD	JPM	06/15/23	JPY	27,280,767	207,695	1,781
KRW/USD	CIT	05/17/23	KRW	14,805,450	11,403	(236)
KRW/USD	JPM	06/14/23	KRW	5,895,130	4,548	(18)
MXN/USD	BCL	06/15/23	MXN	459,631	25,144	620
MXN/USD	GSC	06/15/23	MXN	20,383	1,115	27
MXN/USD	CIT	06/21/23	MXN	66,594	3,639	102
MXN/USD	DUB	06/21/23	MXN	144,751	7,909	296
NOK/CHF	HSB	05/16/23	CHF	(12,437)	(13,656)	(493)
NZD/USD	DUB	06/15/23	NZD	2,569	1,607	21
PLN/USD	GSC	06/15/23	PLN	19,387	4,471	183
SGD/USD	CIT	06/15/23	SGD	7,634	5,750	67
THB/USD	BNP	06/14/23	THB	96,114	2,832	62
THB/USD	HSB	06/14/23	THB	33,644	991	21
USD/BRL	BCL	06/21/23	BRL	(15,238)	(2,963)	(116)
USD/BRL	CIT	06/21/23	BRL	(15,020)	(2,920)	(65)
USD/BRL	JPM	06/21/23	BRL	(7,676)	(1,492)	(68)
USD/CNY	UBS	06/15/23	CNY	(95,866)	(14,039)	(77)
USD/CNY	GSC	06/21/23	CNY	(24,756)	(3,627)	(4)
USD/COP	CIT	06/14/23	COP	(3,236,687)	(685)	(11)
USD/COP	GSC	06/14/23	COP	(3,852,777)	(815)	(17)
USD/COP	GSC	06/14/23	COP	(3,712,817)	(786)	2
USD/CZK	BCL	06/14/23	CZK	(40,228)	(1,852)	(28)
USD/CZK	MSC	06/14/23	CZK	(35,603)	(1,639)	(33)
USD/EUR	HSB	06/14/23	EUR	(157)	(171)	(4)
USD/EUR	BOA	06/21/23	EUR	(5,741)	(6,254)	20
USD/EUR	CIT	06/21/23	EUR	(6,821)	(7,431)	(46)
USD/EUR	DUB	06/21/23	EUR	(10,127)	(11,032)	(92)
USD/EUR	HSB	06/21/23	EUR	(6,496)	(7,076)	(46)
USD/EUR	JPM	06/21/23	EUR	(6,590)	(7,179)	(146)
USD/EUR	UBS	06/21/23	EUR	(3,323)	(3,620)	1
USD/GBP	JPM	06/21/23	GBP	(2,944)	(3,637)	(16)
USD/HKD	BNP	05/16/23	HKD	(203,941)	(26,036)	43
USD/IDR	BNP	06/14/23	IDR	(20,089,981)	(1,337)	4
USD/IDR	DUB	06/14/23	IDR	(16,604,967)	(1,105)	(5)
USD/IDR	JPM	06/14/23	IDR	(21,060,051)	(1,402)	(17)
USD/INR	CIT	06/15/23	INR	(773,769)	(9,375)	12
USD/JPY	JPM	04/04/23	JPY	(18,885,200)	(142,235)	2,210
USD/MXN	BOA	06/14/23	MXN	(82,032)	(4,488)	(94)
USD/MXN	DUB	06/14/23	MXN	(62,580)	(3,424)	(96)
USD/MXN	GSC	06/14/23	MXN	(69,787)	(3,818)	(78)
USD/MXN	CIT	06/21/23	MXN	(54,795)	(2,994)	(147)
USD/MXN	GSC	06/21/23	MXN	(81,037)	(4,428)	(149)
USD/NOK	BOA	04/20/23	NOK	(71,554)	(6,839)	431
USD/SEK	JPM	06/15/23	SEK	(43,692)	(4,226)	(93)
USD/TWD	HSB	06/21/23	TWD	(109,679)	(3,633)	19
USD/ZAR	MSC	04/17/23	ZAR	(20,290)	(1,138)	23
USD/ZAR	BCL	06/14/23	ZAR	(23,725)	(1,324)	(2)
USD/ZAR	GSC	06/14/23	ZAR	(42,091)	(2,349)	(75)
USD/ZAR	MSC	06/14/23	ZAR	(12,493)	(697)	(17)
ZAR/USD	BCL	04/04/23	ZAR	23,725	1,332	2
ZAR/USD	CIT	06/14/23	ZAR	73,021	4,075	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	JPM	06/15/23	ZAR	146,749	8,189	215
					249,452	3,561

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	12.48	(A)	07/01/24	BRL	10,389	—	(1)
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	112
BRAZIBOR (A)	Paying	JPM	12.00	(A)	01/02/25	BRL	10,531	—	—
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(516)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(555)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	206
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	200
BRAZIBOR (A)	Paying	MSC	12.36	(A)	01/02/25	BRL	6,586	—	6
BRAZIBOR (A)	Paying	MSC	12.76	(A)	01/02/25	BRL	12,919	—	24
								—	(524)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
NRG Energy, Inc. (Q)	BCL	3.13	5.00	12/20/27	(105)	8	7	1
NRG Energy, Inc. (Q)	CIT	3.13	5.00	12/20/27	(80)	6	5	1
Vistra Operations Company LLC (Q)	JPM	2.67	5.00	12/20/25	(337)	20	18	2
Vistra Operations Company LLC (Q)	JPM	1.49	5.00	06/20/23	(674)	6	10	(4)
					(1,196)	40	40	—

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Adecco Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(3,447)	(120)	(5)
Aegon N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(28,772)	(152)	29
Aker ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(978)	(62)	(1)
Aker BP ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(40,904)	(995)	(6)
Align Technology, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,619)	(537)	(2)
Allegro.eu (MT)	JPM	OBFR -0.88% (M)	TBD	(18,433)	(118)	(7)
Alpargatas S.A. (MT)	JPM	OBFR -1.00% (M)	TBD	(31,825)	(51)	(1)
America Movil, S.A.B. De C.V. (MT)	CIT	OBFR -0.50% (M)	TBD	(229,715)	(237)	(4)
Ameriprise Financial, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(545)	(184)	17
AMP Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(289,906)	(197)	(13)
Analog Devices, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(528)	(98)	(6)
ASICS Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(12,400)	(326)	(24)
ASM International N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(859)	(292)	(54)
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(4,724)	(466)	(5)
Bank Polska Kasa Opieki - Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(14,054)	(288)	11
Block, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(9,404)	(683)	38
Block, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,116)	(240)	26
Brambles Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(21,115)	(186)	(6)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
Caesars Entertainment, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(15,270)	(656)	(89)
CaixaBank, S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(63,221)	(274)	29
Canadian Pacific Railway Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(10,499)	(793)	(15)
Canon Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(10,000)	(215)	(7)
Canon Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(19,300)	(419)	(10)
Celltrion Healthcare Co. Ltd. (M)	CIT	OBFR -0.71% (M)	TBD	(0)	(0)	—
Charles River Laboratories International, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,234)	(489)	39
Charles River Laboratories International, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(506)	(99)	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
China Overseas Land & Investment Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(68,500)	(175)	9
China Southern Airlines Company Limited (M)	JPM	OBFR -0.39% (M)	TBD	(328,000)	(240)	7
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(87,332)	(143)	6
Church & Dwight Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,079)	(428)	(21)
Church & Dwight Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(9,203)	(773)	(39)
Commonwealth Bank of Australia (MT)	JPM	OBFR -0.25% (M)	TBD	(1,799)	(116)	(6)
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (MT)	CIT	OBFR -0.40% (M)	TBD	(19,953)	(188)	(11)
Companhia Siderurgica Nacional (MT)	JPM	OBFR -0.40% (M)	TBD	(11,011)	(29)	(4)
Constellation Energy Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,006)	(224)	(12)
CoStar Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,492)	(167)	(4)
CoStar Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,213)	(344)	(15)
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.50% (M)	TBD	(718)	(0)	—
Covestro AG (MT)	CIT	OBFR -0.26% (M)	TBD	(13,045)	(539)	1
D.R. Horton, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,719)	(630)	(24)
Daiichi Sankyo Company, Ltd (MT)	CIT	OBFR -0.25% (M)	TBD	(1,300)	(47)	—
Darden Restaurants, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(997)	(150)	(4)
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(7,467)	(292)	39
Digital Realty Trust, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,876)	(173)	(13)
Digital Realty Trust, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,311)	(553)	27
Discover Financial Services (MT)	CIT	OBFR -0.15% (M)	TBD	(1,476)	(140)	(6)
Dish Network Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(56,927)	(604)	75
Dominion Energy, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,619)	(193)	(10)
Doordash, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,126)	(128)	(7)
Doordash, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(902)	(53)	(4)
ENEOS Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(47,400)	(165)	(5)
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(198)	(39)	(3)
Equatorial Energia S.A (MT)	JPM	OBFR -0.40% (M)	TBD	(54,238)	(275)	(13)
Evolution AB (publ) (M)	CIT	OBFR -0.25% (M)	TBD	(426)	(54)	(3)
Fastighets AB Balder (MT)	CIT	OBFR -0.25% (M)	TBD	(134,032)	(527)	(21)
Ford Motor Company (MT)	CIT	OBFR -0.15% (M)	TBD	(59,796)	(686)	(66)
Fortum Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(21,585)	(327)	(3)
Frontier Communications Parent, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,547)	(32)	(4)
Fujitsu General Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(4,400)	(124)	—
Fujitsu Limited (MT)	CIT	OBFR -0.25% (M)	TBD	(400)	(54)	—
Fujitsu Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(3,800)	(514)	1
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(80)	3
Getinge AB (MT)	CIT	OBFR -0.25% (M)	TBD	(2,464)	(57)	(3)
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -1.00% (M)	TBD	(788,229)	(385)	(24)
Hitachi, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(10,000)	(518)	(31)
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(8,777)	(163)	2
IGO Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(8,765)	(71)	(4)
Iljin Materials Co,. Ltd. (MT)	JPM	OBFR -0.63% (M)	TBD	(3,292)	(168)	(7)
Illumina, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(927)	(201)	(14)
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(41,203)	(345)	(30)
Insulet Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(225)	(71)	(1)
Iron Mountain Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(3,508)	(176)	(12)
Iron Mountain Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(10,265)	(552)	4
James Hardie Industries Public Limited Company (MT)	JPM	OBFR -0.25% (M)	TBD	(6,025)	(125)	(3)
Just Eat Takeaway.Com N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(5,289)	(115)	15
Just Eat Takeaway.Com N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(35,124)	(661)	(6)
K.K.R. Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,084)	(231)	17
Kakao Corp. (MT)	JPM	OBFR -0.35% (M)	TBD	(3,570)	(161)	(6)
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(13,477)	(646)	14
KGHM Polska Miedz Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(2,266)	(61)	(3)
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,230)	(521)	(25)
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,603)	(160)	(7)
Lasertec Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(700)	(112)	(11)
Lasertec Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,900)	(479)	(29)
LEG Immobilien SE (MT)	CIT	OBFR -0.26% (M)	TBD	(2,622)	(136)	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
LEG Immobilien SE (MT)	JPM	OBFR -0.26% (M)	TBD	(1,716)	(95)	1
LG Electronics Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(449)	(39)	—
Li Ning Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(11,500)	(88)	(2)
Li Ning Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(59,500)	(493)	25
Localiza Rent A Car S/A (MT)	JPM	OBFR +0.00% (M)	TBD	(33,426)	(359)	6
Localiza Rent A Car S/A (MT)	JPM	OBFR +0.00% (M)	TBD	(149)	(0)	—
Longfor Properties Co. Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(81,000)	(230)	1
Macquarie Group Limited (M)	JPM	OBFR -0.25% (M)	TBD	(2,150)	(270)	18
Matsuki Yokokokara & Company Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(7,700)	(395)	(14)
MercadoLibre S.R.L (MT)	JPM	OBFR -0.15% (M)	TBD	(48)	(57)	(6)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(719)	(38)	(1)
Monolithic Power Systems, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,039)	(509)	(12)
Ncsoft Corporation (MT)	CIT	OBFR -0.35% (M)	TBD	(634)	(188)	3
Nexi Spa (MT)	CIT	OBFR -0.26% (M)	TBD	(22,455)	(181)	(1)
Nippon Steel Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(3,600)	(84)	(2)
Nordea Bank AB (MT)	CIT	OBFR -0.25% (M)	TBD	(18,215)	(210)	(3)
Norwegian Cruise Line Holdings Ltd. (MT)	CIT	OBFR -0.15% (M)	TBD	(14,623)	(181)	(15)
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(92,184)	(537)	(70)
Open House Group Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,200)	(118)	(3)
Oracle Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,339)	(118)	(6)
Oracle Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(6,169)	(542)	(30)
Orion Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(5,558)	(258)	—
OZ Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(6,710)	(124)	(2)
Paramount Global (MT)	CIT	OBFR -0.27% (M)	TBD	(25,828)	(535)	(46)
Park24 Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(8,400)	(120)	(2)
PayPal Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,598)	(117)	(4)
PerkinElmer, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,123)	(512)	(36)
Petroleo Brasileiro S/A Petrobras. (MT)	JPM	OBFR -0.40% (M)	TBD	(16,800)	(74)	(4)
POSCO Chemical Co., Ltd. (M)	JPM	OBFR -1.25% (M)	TBD	(2,342)	(466)	(23)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(17,458)	(473)	21
PPG Industries, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,394)	(172)	(14)
Prosus N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(2,736)	(203)	(10)
PTC Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,673)	(205)	(9)
Quanta Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(4,553)	(722)	(36)
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(81,000)	(393)	19
Realty Income Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(3,070)	(183)	(12)
Renesas Electronics Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(7,100)	(97)	(5)
RENOVA, Inc. (MT)	JPM	OBFR -0.75% (M)	TBD	(2,400)	(35)	(1)
Restaurant Brands International Limited Partnership (MT)	JPM	OBFR -0.25% (M)	TBD	(1,588)	(101)	(6)
Saab AB (MT)	CIT	OBFR -0.25% (M)	TBD	(5,112)	(299)	(11)
Sabre Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,626)	(7)	—
SalMar ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(1,401)	(58)	(3)
Sands China Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(36,800)	(128)	—
Sandvik Aktiebolag (MT)	CIT	OBFR -0.25% (M)	TBD	(8,830)	(177)	(10)
Santos Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(31,921)	(154)	1
SBI Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(6,800)	(146)	6
SGS SA (MT)	JPM	OBFR -0.26% (M)	TBD	(123)	(273)	(8)
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(149,750)	(264)	(40)
Shaw Communications Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(45,058)	(1,283)	(65)
Shopify Inc. (MT)	CIT	OBFR -0.20% (M)	TBD	(1,162)	(53)	(3)
Siemens Healthineers AG (MT)	CIT	OBFR -0.26% (M)	TBD	(17,962)	(989)	(43)
SIG Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(7,852)	(194)	(8)
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,319)	(160)	10
SK Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(78)	(10)	(1)
SK innovation Co., Ltd. (MT)	JPM	OBFR -0.35% (M)	TBD	(57)	(7)	—
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(3,600)	(167)	(5)
Steris Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(4,052)	(730)	(44)
Straumann Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,362)	(189)	(14)
Stryker Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(1,111)	(303)	(15)
Stryker Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,990)	(535)	(34)
Take-Two Interactive Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,804)	(886)	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(733)	(313)	(7)
Telecom Italia SPA (MT)	CIT	OBFR -0.30% (M)	TBD	(976,127)	(305)	(16)
Teledyne Technologies Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(1,564)	(659)	(40)
The Boeing Company (MT)	JPM	OBFR -0.15% (M)	TBD	(450)	(92)	(4)
T-Mobile USA, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,077)	(157)	1
Tokyo Electric Power Company Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(10,500)	(36)	(1)
Tokyo Electric Power Company Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(24,600)	(84)	(4)
Trelleborg AB (MT)	CIT	OBFR -0.25% (M)	TBD	(8,138)	(204)	(27)
UBS Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(11,798)	(253)	5
Ventas, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,700)	(336)	(1)
Ventas, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,182)	(301)	(14)
Vestas Wind Systems A/S (M)	CIT	OBFR -0.25% (M)	TBD	(8,530)	(243)	(4)
Waste Connections, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(658)	(88)	(3)
Welltower Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,641)	(175)	(14)
Westpac Banking Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(10,956)	(160)	2
Xiaomi Corporation (MT)	CIT	OBFR -0.30% (M)	TBD	(83,000)	(121)	(7)
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(686,000)	(1,049)	(6)
Z Holdings Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(52,400)	(150)	—
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(56,400)	(266)	21
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(34,500)	(161)	11
Zimmer Biomet Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,200)	(151)	(5)
Zoom Video Communications, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(716)	(49)	(4)
						(1,099)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.60% (Q)	BNP	06/16/23	1,798	—	40
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.75% (Q)	BNP	06/21/23	1,906	—	45
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.75% (Q)	BNP	06/16/23	3,810	—	89
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.70% (Q)	JPM	06/16/23	6,423	—	141
					—	315
INDEX
Citi EQ US 1W Volatility Carry Index (Q)	Fixed Rate of 0.00% (Q)	CIT	09/15/23	13	—	—

Total return swap agreements - paying return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -2.20% (Q)	BNP	06/16/23	(3,056)	—	(72)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.40% (Q)	BNP	06/16/23	(7,010)	—	(97)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.40% (Q)	BNP	06/16/23	(3,822)	—	(53)
Pitney Bowes Inc. (Q)	SOFR -0.25% (Q)	CIT	06/13/23	(13)	—	(1)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -2.50% (Q)	GSC	06/16/23	(4,633)	—	(131)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -2.50% (Q)	GSC	06/16/23	(3,846)	—	(62)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -2.50% (Q)	GSC	06/16/23	(1,923)	—	(31)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.35% (Q)	JPM	06/16/23	(3,822)	—	(53)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.35% (Q)	JPM	06/16/23	(3,974)	—	(55)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.35% (Q)	JPM	06/16/23	(3,970)	—	(55)
					—	(610)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,011,577	531,290	2,134	1,545,001
Government And Agency Obligations	—	523,782	—	523,782
Corporate Bonds And Notes	—	160,299	801	161,100
Non-U.S. Government Agency Asset-Backed Securities	—	112,754	—	112,754
Investment Companies	71,622	—	—	71,622
Senior Floating Rate Instruments	—	40,994	—	40,994
Preferred Stocks	22,746	—	—	22,746
Warrants	52	—	6	58
Short Term Investments	407,693	178,513	—	586,206
	1,513,690	1,547,632	2,941	3,064,263
Liabilities - Securities
Common Stocks
Consumer Staples	(1,226)	(1,558)	—	(2,784)
	(1,226)	(1,558)	—	(2,784)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	24	—	24
Futures Contracts	11,907	—	—	11,907
Centrally Cleared Interest Rate Swap Agreements	—	25,541	—	25,541
Centrally Cleared Credit Default Swap Agreements	—	871	—	871
Exchange Traded Purchased Options	12,078	—	—	12,078
OTC Purchased Options	—	9,942	—	9,942
Open Forward Foreign Currency Contracts	—	8,728	—	8,728
OTC Interest Rate Swap Agreements	—	548	—	548
OTC Credit Default Swap Agreements	—	29	—	29
OTC Contracts for Difference	—	560	—	560
OTC Total Return Swap Agreements	—	315	—	315
	23,985	46,558	—	70,543
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13,987)	—	—	(13,987)
Centrally Cleared Interest Rate Swap Agreements	—	(23,067)	—	(23,067)
Centrally Cleared Credit Default Swap Agreements	—	(1,231)	—	(1,231)
Exchange Traded Written Options	(5,693)	—	—	(5,693)
OTC Written Options	—	(13,370)	—	(13,370)
Open Forward Foreign Currency Contracts	—	(5,167)	—	(5,167)
OTC Interest Rate Swap Agreements	—	(1,072)	—	(1,072)
OTC Credit Default Swap Agreements	—	(313)	—	(313)
OTC Contracts for Difference	—	(1,659)	—	(1,659)
OTC Total Return Swap Agreements	—	(610)	—	(610)
	(19,680)	(46,489)	—	(66,169)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 97.8%
United States of America 35.3%
AGCO Corporation	219	29,546
Albemarle Corporation	85	18,740
Alcoa Corporation	325	13,843
Archer-Daniels-Midland Company	399	31,753
Bunge Limited	269	25,726
CF Industries Holdings, Inc.	536	38,887
Cheniere Energy, Inc.	70	10,956
Chevron Corporation	179	29,255
ConocoPhillips	278	27,620
Darling Ingredients Inc. (a)	228	13,335
Deere & Company	90	37,221
EOG Resources, Inc.	145	16,610
Exxon Mobil Corporation	731	80,148
FMC Corporation	249	30,399
Freeport-McMoRan Inc.	1,163	47,559
Hess Corporation	93	12,261
Newmont Corporation	305	14,963
Packaging Corporation of America	103	14,292
Schlumberger Limited	198	9,703
		502,817
Canada 19.7%
Canadian Natural Resources Limited	554	30,675
Cenovus Energy Inc.	841	14,678
Equinox Gold Corp. (a)	30	155
First Quantum Minerals Ltd	1,669	38,367
Franco-Nevada Corporation	97	14,103
Marathon Gold Corporation (a) (b)	166	99
Nutrien Ltd. (b)	730	53,886
Pure Gold Mining Inc. (a) (c)	428	5
Stelco Holdings Inc. (b)	592	22,944
Teck Resources Limited - Class B	1,388	50,664
Wheaton Precious Metals Corp. (b)	1,151	55,434
		281,010
Netherlands 7.7%
Koninklijke DSM N.V.	17	1,986
Shell PLC - Class A	3,783	107,878
		109,864
United Kingdom 6.4%
Anglo American PLC	542	17,916
BP P.L.C.	11,647	73,606
		91,522
Switzerland 6.2%
Glencore PLC	15,427	88,391
Brazil 5.1%
Vale S.A. - ADR	4,642	73,249
France 5.0%
TotalEnergies SE (b)	1,216	71,835
Australia 3.7%
BHP Group Limited	1,653	52,413
Norway 2.2%
Norsk Hydro ASA	4,120	30,654
Ireland 1.8%
Kerry Group Public Limited Company - Class A	154	15,393
Smurfit Kappa Funding Designated Activity Company	274	9,955
		25,348
Italy 1.5%
Eni S.p.A.	1,564	21,866
Luxembourg 1.3%
ArcelorMittal - ADR	625	18,831
Finland 1.3%
UPM-Kymmene Oyj	532	17,893
Chile 0.6%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR (b)	100	8,110
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	5,692	—
Public Joint Stock Company Polyus (a) (c) (d)	106	—
Total Common Stocks (cost $1,395,257)		1,393,803
SHORT TERM INVESTMENTS 4.6%
Securities Lending Collateral 3.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (e) (f)	50,363	50,363
Investment Companies 1.1%
JNL Government Money Market Fund, 4.48% (e) (f)	15,578	15,578
Total Short Term Investments (cost $65,941)		65,941
Total Investments 102.4% (cost $1,461,198)		1,459,744
Other Assets and Liabilities, Net (2.4)%		(34,801)
Total Net Assets 100.0%		1,424,943

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	08/27/21	25,117	—	—
Public Joint Stock Company Polyus	03/10/20	15,311	—	—
		40,428	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	502,817	—	—	502,817
Canada	281,005	—	5	281,010
Netherlands	—	109,864	—	109,864

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund (continued)
United Kingdom	—	91,522	—	91,522
Switzerland	—	88,391	—	88,391
Brazil	73,249	—	—	73,249
France	—	71,835	—	71,835
Australia	—	52,413	—	52,413
Norway	—	30,654	—	30,654
Ireland	—	25,348	—	25,348
Italy	—	21,866	—	21,866
Luxembourg	18,831	—	—	18,831
Finland	—	17,893	—	17,893
Chile	8,110	—	—	8,110
Short Term Investments	65,941	—	—	65,941
	949,953	509,786	5	1,459,744

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 39.3%
Advanced Micro Devices, Inc. (a)	870	85,243
Apple Inc.	2,031	334,862
ASML Holding N.V. - ADR	185	125,673
Bill Holdings, Inc. (a)	145	11,748
Cadence Design Systems, Inc. (a)	366	76,922
Intuit Inc.	346	154,500
KLA Corporation	179	71,473
Microsoft Corporation	1,158	334,001
MongoDB, Inc. - Class A (a)	32	7,382
NVIDIA Corporation	578	160,471
Palo Alto Networks, Inc. (a)	95	18,990
ServiceNow, Inc. (a)	159	73,730
		1,454,995
Consumer Discretionary 18.1%
Amazon.com, Inc. (a)	2,580	266,532
Chipotle Mexican Grill, Inc. (a)	30	51,855
Evolution AB (publ) (b)	563	75,489
LVMH Moet Hennessy Louis Vuitton	80	73,508
NIKE, Inc. - Class B	689	84,512
Ross Stores, Inc.	176	18,677
Tesla Inc. (a)	479	99,457
		670,030
Health Care 15.1%
AstraZeneca PLC - ADR	335	23,259
Boston Scientific Corporation (a)	1,085	54,287
Danaher Corporation	298	75,114
Eli Lilly and Company	64	21,970
IDEXX Laboratories, Inc. (a)	110	54,938
Intuitive Surgical, Inc. (a)	264	67,425
Lonza Group AG	71	42,761
Thermo Fisher Scientific Inc.	86	49,674
UnitedHealth Group Incorporated	234	110,705
Zoetis Inc. - Class A	358	59,547
		559,680
Financials 12.5%
Adyen B.V. (a) (b)	16	24,754
Blackstone Inc. - Class A	517	45,426
MasterCard Incorporated - Class A	251	91,130
MSCI Inc. - Class A	107	59,992
S&P Global Inc.	210	72,581
Visa Inc. - Class A	739	166,585
		460,468
Communication Services 7.8%
Alphabet Inc. - Class A (a)	1,722	178,592
Match Group, Inc. (a)	1,399	53,716
Netflix, Inc. (a)	161	55,496
		287,804
Industrials 4.6%
Cintas Corporation	93	42,948
TransDigm Group Incorporated	122	89,827
Waste Connections, Inc.	264	36,694
		169,469
Energy 1.4%
Cheniere Energy, Inc.	282	44,405
EQT Corporation	216	6,893
		51,298
Materials 1.1%
The Sherwin-Williams Company	183	41,095
Total Common Stocks (cost $3,025,881)		3,694,839
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (c) (d)	5,677	5,677
Total Short Term Investments (cost $5,677)		5,677
Total Investments 100.0% (cost $3,031,558)		3,700,516
Other Assets and Liabilities, Net (0.0)%		(860)
Total Net Assets 100.0%		3,699,656

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/09/22	25,099	24,754	0.7
Evolution AB (publ)	10/01/21	73,855	75,489	2.0
		98,954	100,243	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,478,327	216,512	—	3,694,839
Short Term Investments	5,677	—	—	5,677
	3,484,004	216,512	—	3,700,516

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.2%
United Kingdom 22.4%
AstraZeneca PLC	237	32,755
Barclays PLC	17,736	31,903
BP P.L.C.	2,114	13,358
British American Tobacco P.L.C.	316	11,090
Compass Group PLC	1,282	32,168
Diageo PLC	369	16,464
GSK PLC	1,044	18,449
Reckitt Benckiser Group PLC	608	46,311
Relx PLC	503	16,251
Relx PLC	504	16,325
Rio Tinto PLC	236	15,943
Rolls-Royce PLC (a)	41,249	75,926
Unilever PLC	579	29,918
		356,861
France 15.2%
Alstom	1,404	38,221
AXA	1,004	30,667
BNP Paribas	161	9,651
Carrefour	868	17,543
Danone	731	45,435
Kering	15	9,918
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	108	18,119
Sanofi	258	28,081
TotalEnergies SE	205	12,125
Valeo	454	9,301
VINCI	202	23,131
		242,192
Germany 9.4%
Allianz SE	88	20,306
Bayer Aktiengesellschaft - Class N	375	23,931
Deutsche Telekom AG - Class N	1,339	32,461
RWE Aktiengesellschaft	565	24,321
SAP SE	385	48,524
		149,543
Japan 8.9%
FANUC Corporation	1,365	49,682
Murata Manufacturing Co., Ltd.	583	35,482
Sumitomo Mitsui Financial Group, Inc.	411	16,457
Takeda Pharmaceutical Co Ltd	837	27,485
Tokyo Electron Limited	103	12,563
		141,669
Italy 6.8%
Enel S.p.A	8,465	51,583
UniCredit S.p.A.	3,047	57,451
		109,034
Spain 6.6%
AENA, S.M.E., S.A. (b)	184	29,596
Amadeus IT Holding, S.A. (b)	535	35,808
Iberdrola, Sociedad Anonima	1,378	17,171
Industria de Diseno Textil, S.A.	681	22,898
		105,473
Netherlands 5.8%
Akzo Nobel N.V.	444	34,648
ING Groep N.V.	2,549	30,289
Koninklijke Philips N.V.	1,504	27,567
		92,504
South Korea 5.0%
Samsung Electronics Co Ltd	1,149	56,846
SK Hynix Inc.	327	22,475
		79,321
Switzerland 4.1%
Compagnie Financiere Richemont SA	53	8,422
Novartis AG - Class N	357	32,693
UBS Group AG	448	9,447
Zurich Insurance Group AG - Class N	32	15,366
		65,928
Canada 3.0%
Alimentation Couche-Tard Inc.	440	22,105
Canadian National Railway Company	222	26,132
		48,237
Ireland 2.5%
Ryanair Holdings Public Limited Company - ADR (a)	416	39,260
China 1.1%
Beijing Capital International Airport Co., Ltd. - Class H (a)	11,418	8,416
Tencent Holdings Limited	177	8,622
		17,038
Belgium 0.9%
Anheuser-Busch InBev	204	13,572
Singapore 0.8%
United Overseas Bank Limited	534	11,988
Sweden 0.6%
Swedbank AB - Class A (c)	626	10,296
Brazil 0.5%
Banco Bradesco S.A. - ADR (c)	2,963	7,762
Macau 0.4%
Sands China Ltd. (a)	1,780	6,190
Bermuda 0.2%
Credicorp Ltd.	23	3,039
Total Common Stocks (cost $1,381,653)		1,499,907
PREFERRED STOCKS 2.5%
Switzerland 2.5%
Roche Holding AG	138	39,397
Total Preferred Stocks (cost $46,566)		39,397
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 4.48% (d) (e)	43,529	43,529
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	446	446
Total Short Term Investments (cost $43,975)		43,975
Total Investments 99.4% (cost $1,472,194)		1,583,279
Other Assets and Liabilities, Net 0.6%		9,315
Total Net Assets 100.0%		1,592,594

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	05/04/20	26,612	29,596	1.9
Amadeus IT Holding, S.A.	10/26/20	36,069	35,808	2.2
		62,681	65,404	4.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	98,298	1,401,609	—	1,499,907
Preferred Stocks	39,397	—	—	39,397
Short Term Investments	43,975	—	—	43,975
	181,670	1,401,609	—	1,583,279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.2%
Information Technology 31.4%
Adobe Inc. (a)	63	24,245
Apple Inc.	389	64,147
ASML Holding N.V. - ADR	42	28,835
Atlassian Corporation - Class A (a)	94	16,109
Intel Corporation	393	12,836
Microsoft Corporation	388	111,822
NVIDIA Corporation	285	79,201
Palo Alto Networks, Inc. (a)	176	35,070
Salesforce, Inc. (a)	171	34,168
Splunk Inc. (a)	201	19,310
Unity Software Inc. (a)	145	4,701
Workday, Inc. - Class A (a)	98	20,152
		450,596
Health Care 17.0%
Alcon AG	416	29,343
DexCom, Inc. (a)	229	26,652
Eli Lilly and Company	33	11,161
Intuitive Surgical, Inc. (a)	108	27,667
Stryker Corporation	107	30,517
Thermo Fisher Scientific Inc.	64	36,804
UnitedHealth Group Incorporated	107	50,444
Zoetis Inc. - Class A	193	32,041
		244,629
Financials 11.4%
Marsh & Mclennan Companies, Inc.	149	24,833
PayPal Holdings, Inc. (a)	342	25,975
S&P Global Inc.	106	36,428
Visa Inc. - Class A	339	76,460
		163,696
Industrials 11.4%
Eaton Corporation Public Limited Company	200	34,325
Raytheon Technologies Corporation	348	34,034
Uber Technologies, Inc. (a)	693	21,953
United Parcel Service, Inc. - Class B	155	30,152
W. W. Grainger, Inc.	62	42,876
		163,340
Consumer Discretionary 10.5%
Amazon.com, Inc. (a)	797	82,326
Aptiv PLC (a)	191	21,436
NIKE, Inc. - Class B	279	34,241
Tesla Inc. (a)	59	12,282
		150,285
Communication Services 7.0%
Meta Platforms, Inc. - Class A (a)	203	43,126
Netflix, Inc. (a)	128	44,394
Sea Limited - Class A - ADR (a)	158	13,651
		101,171
Consumer Staples 4.4%
Monster Beverage 1990 Corporation (a)	710	38,331
The Estee Lauder Companies Inc. - Class A	98	24,252
		62,583
Real Estate 1.7%
Equinix, Inc.	35	25,059
Materials 1.4%
The Sherwin-Williams Company	86	19,375
Utilities 1.0%
NextEra Energy, Inc.	183	14,082
Total Common Stocks (cost $1,136,693)		1,394,816
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 4.48% (b) (c)	33,850	33,850
Total Short Term Investments (cost $33,850)		33,850
Total Investments 99.5% (cost $1,170,543)		1,428,666
Other Assets and Liabilities, Net 0.5%		6,927
Total Net Assets 100.0%		1,435,593

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,394,816	—	—	1,394,816
Short Term Investments	33,850	—	—	33,850
	1,428,666	—	—	1,428,666

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.8%
Japan 21.1%
Advantest Corporation (a)	3	258
Aeon Co., Ltd.	6	110
Aeon Delight Co., Ltd. (a)	—	7
AEON MALL Co., Ltd.	6	72
AGC Inc.	11	402
Ai Holdings Corporation	1	10
AICA Kogyo Co., Ltd. (a)	13	298
Ajinomoto Co., Inc.	6	204
Alps Alpine Co., Ltd. (a)	13	127
Anritsu Corporation	24	226
Asahi Group Holdings, Ltd.	5	190
Asahi Intecc Co., Ltd.	4	71
Asahi Kasei Corporation	42	296
Azbil Corporation	2	60
Bandai Namco Holdings Inc.	4	84
Bridgestone Corporation	7	292
Canon Inc.	4	92
Central Japan Railway Company	1	72
Chubu Electric Power Co., Inc.	6	62
Chugai Pharmaceutical Co., Ltd.	4	104
Concordia Financial Group, Ltd.	150	551
Cosmo Energy Holdings Co., Ltd.	4	139
CyberAgent, Inc.	27	225
Dai Nippon Printing Co., Ltd.	1	22
Daicel Corporation.	60	458
Daifuku Co., Ltd.	4	67
Dai-ichi Life Holdings, Inc.	10	182
Daiichi Sankyo Company, Ltd	2	62
Daikin Industries, Ltd.	1	216
Daito Trust Construction Co., Ltd.	1	139
Daiwa House Industry Co., Ltd	7	172
Daiwa Securities Group Inc. (a)	26	122
DENSO Corporation	2	96
DIP Corporation	9	252
DISCO Corporation	2	209
DMG Mori Co., Ltd.	59	995
East Japan Railway Company	1	50
EBARA Corporation	12	553
Eisai Co., Ltd.	1	45
Electric Power Development Co., Ltd. - Class D (a)	4	70
ENEOS Holdings, Inc.	163	571
erex Co., Ltd. (a)	1	12
Ezaki Glico Co., Ltd.	15	369
FANUC Corporation	2	55
Fast Retailing Co., Ltd.	1	263
Fuji Corporation	29	492
FUJIFILM Holdings Corporation	2	96
Fujikura Ltd.	46	324
Fujitsu Limited	2	202
Hamamatsu Photonics K.K.	1	27
Hankyu Hanshin Holdings, Inc.	3	77
Harmonic Drive Systems Inc. (a)	4	126
HASEKO Corporation	60	699
Hikari Tsushin,Inc.	—	14
Hitachi, Ltd.	12	680
Honda Motor Co., Ltd. - ADR	1	19
Honda Motor Co., Ltd. (a)	13	339
HORIBA, Ltd.	16	978
Hoya Corporation	2	232
IBIDEN Co., Ltd. (a)	6	228
Idemitsu Kosan Co., Ltd. (a)	14	306
IHI Corporation	8	196
INFRONEER Holdings Inc.	37	286
Inpex Corporation	23	240
ITOCHU Corporation	14	472
Japan Airport Terminal Co., Ltd. (b)	1	50
Japan Aviation Electronics Industry, Ltd.	1	12
Japan Exchange Group, Inc.	10	150
Japan Petroleum Exploration Co., Ltd. (a)	2	61
Japan Post Holdings Co., Ltd.	12	94
Japan Tobacco Inc.	13	285
JEOL Ltd.	14	449
JGC Holdings Corporation	43	532
JSR Corporation	1	19
Kaleidoscape, Y.K. (a)	30	648
Kao Corporation	3	125
KDDI Corporation	15	466
Keyence Corporation	1	294
Kikkoman Corporation	2	117
Kirin Holdings Company, Ltd	3	41
Kobe Steel, Ltd. (a)	4	35
Komatsu Ltd.	10	248
Konami Holdings Corporation	2	73
Konica Minolta, Inc.	183	787
Kose Corporation	—	24
Kubota Corporation	4	62
KYOCERA Corporation	2	94
Kyowa Kirin Co., Ltd.	1	13
Kyushu Electric Power Co., Inc.	12	70
Lasertec Co., Ltd.	1	213
LIXIL Corporation	7	122
M3, Inc.	3	63
Mabuchi Motor Co., Ltd.	17	505
MANI, Inc.	2	30
Marubeni Corporation	18	244
Marui Group Co. Ltd. (a)	36	554
Matsuki Yokokokara & Company Co., Ltd.	1	58
Mazda Motor Corporation	8	78
Meiji Holdings Co., Ltd. (a)	10	228
Mercari, Inc. (a) (b)	1	21
Minebeamitsumi Inc. (a)	7	139
MIRAIT ONE Corporation	70	875
MISUMI Group Inc.	4	108
Mitsubishi Chemical Group Corporation	63	376
Mitsubishi Corporation	11	381
Mitsubishi Electric Corporation	9	107
Mitsubishi Estate Co., Ltd.	5	62
Mitsubishi Heavy Industries, Ltd.	4	140
Mitsubishi UFJ Financial Group Inc	68	438
Mitsui & Co., Ltd.	8	259
Mitsui Fudosan Co., Ltd.	6	105
Mitsui Mining & Smelting Co., Ltd. (a)	1	19
Mitsui O.S.K. Lines, Ltd. (a)	7	180
Mizuho Bank, Ltd.	3	109
Mizuho Financial Group, Inc.	14	195
MonotaRO Co., Ltd.	5	62
MS&AD Insurance Group Holdings, Inc.	3	90
Murata Manufacturing Co., Ltd.	5	298
Nagase & Co., Ltd.	48	733
Nagoya Railroad Co., Ltd.	10	156
Nec Corporation	6	220
Net One Systems Co., Ltd.	14	333
NEXON Co., Ltd.	1	24
Nidec Corporation	3	130
Nihon M&A Center Holdings Inc.	25	187
Nintendo Co., Ltd.	7	271
Nippon Express Co., Ltd.	3	175
Nippon Gas Co., Ltd.	52	751
Nippon Paint Holdings Co., Ltd.	2	15
Nippon Steel Corporation	14	324
Nippon Telegraph and Telephone Corporation	5	155
Nippon Yusen Kabushiki Kaisha (a)	18	421
Nissan Motor Co., Ltd. (a)	19	73
Nissan Shatai Co., Ltd (a)	3	16
Nissin Chemical Corporation (a)	2	104
Nitori Holdings Co., Ltd.	2	181
Nitto Denko Corporation	4	252
Nomura Holdings, Inc.	45	175
Nomura Holdings, Inc. - ADR (a)	4	14
Nomura Research Institute Ltd	3	72
NTT DATA Corporation	6	80
OBIC Co., Ltd.	—	47
Ohsho Food Service Corporation	—	18
Oji Holdings Corporation	43	171
Olympus Corporation	8	133
OMRON Corporation	1	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Ono Pharmaceutical Co., Ltd.	9	190
Oriental Land Co., Ltd.	1	34
ORIX Corporation	16	266
Osaka Gas Co., Ltd.	3	49
Otsuka Corporation	2	64
Otsuka Holdings Co., Ltd.	2	48
Pan Pacific International Holdings Corporation	6	124
Panasonic Holdings Corporation	31	280
Penta-Ocean Construction Co., Ltd.	49	235
Pigeon Corporation	20	315
Rakuten Group, Inc.	8	36
Recruit Holdings Co., Ltd.	9	250
Renesas Electronics Corporation (b)	11	153
Resona Holdings, Inc.	39	190
Resonac Holdings Corporation	29	482
Ricoh Company, Ltd.	10	72
Ricoh Leasing Company, Ltd. (a)	1	14
ROHM Co., Ltd.	1	108
Ryohin Keikaku Co., Ltd.	76	863
Sankyu Inc.	3	100
Santen Pharmaceutical Co., Ltd.	38	324
Sawai Group Holdings Co., Ltd	24	656
SBI Holdings, Inc. (a)	4	69
Secom Co., Ltd.	2	99
Seiko Epson Corporation. (a)	11	154
Sekisui Chemical Co., Ltd.	17	236
Sekisui House, Ltd.	9	181
Seven & I Holdings Co., Ltd.	8	343
SG Holdings Co., Ltd.	6	87
SHIFT, Inc. (b)	—	18
Shikoku Electric Power Company, Incorporated	15	84
Shimadzu Corporation	5	150
Shimano Inc.	1	139
Shin-Etsu Chemical Co., Ltd.	14	470
Shionogi & Co., Ltd.	2	72
Ship Healthcare Holdings, Inc.	35	646
Shiseido Company, Limited	1	65
Shizuoka Financial Group, Inc.	27	196
SMC Corporation	—	106
Softbank Corp. (a)	17	191
SoftBank Group Corp	15	586
Sohgo Security Services Co., Ltd.	1	35
Sojitz Corporation (a)	5	94
Sompo Holdings, Inc.	5	186
Sony Group Corporation	12	1,074
Subaru Corporation.	23	362
SUMCO Corporation	19	283
Sumitomo Chemical Company, Limited (a)	46	156
Sumitomo Corporation	9	161
Sumitomo Electric Industries, Ltd.	13	164
Sumitomo Metal Mining Co., Ltd.	9	352
Sumitomo Mitsui Banking Corporation	15	393
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	24
Sumitomo Mitsui Financial Group, Inc.	7	276
Sumitomo Mitsui Trust Bank, Limited (a)	6	216
Sumitomo Realty & Development Co., Ltd.	6	129
Suzuki Motor Corporation	3	91
Sysmex Corporation	3	210
T&D Holdings, lnc.	9	110
Taiheiyo Cement Corporation	4	73
Taisei Corporation	3	93
Taiyo Yuden Co, Ltd	9	316
Takashimaya Company, Limited	62	905
Takeda Pharmaceutical Co Ltd	12	384
TBS Holdings, Inc.	2	22
TDK Corporation	15	556
TechnoPro Holdings, Inc.	23	628
Terumo Corporation	2	65
The Hachijuni Bank, Ltd.	113	488
TIS Inc.	5	127
TKC Corporation (a)	—	11
Toei Animation Co., Ltd.	—	10
Tokio Marine Holdings, Inc.	13	259
Tokyo Electric Power Company Holdings, Inc. (b)	20	71
Tokyo Electron Limited	3	329
Tokyo Gas Co., Ltd.	4	77
Tokyo Seimitsu Co., Ltd.	7	264
Tokyu Corporation	5	64
Tokyu Fudosan Holdings Corporation	189	910
TOPCON Corporation	21	280
Toray Industries, Inc.	24	139
Toshiba Corporation	2	71
TOTO Ltd.	2	80
Toyota Industries Corporation	1	56
Toyota Motor Corporation	67	953
Toyota Tsusho Corporation	7	311
Trend Micro Incorporated	3	132
Tsumura & Co.	18	367
UBE Corporation (a)	39	609
Unicharm Corporation	1	58
USEN-NEXT HOLDINGS Co., Ltd.	1	14
West Japan Railway Company	2	78
Yakult Honsha Co., Ltd.	1	65
Yamaha Corporation	1	42
Yamaha Motor Co., Ltd.	12	304
Yaskawa Electric Corporation	4	193
Yokogawa Electric Corporation	3	54
Yoshinoya Holdings Co., Ltd.	2	42
Z Holdings Corporation (a)	8	23
		53,652
United Kingdom 11.8%
3i Group plc	37	772
Anglo American PLC	19	623
Ashtead Group Public Limited Company	8	514
Associated British Foods PLC	5	130
AstraZeneca PLC - ADR	6	414
AstraZeneca PLC	1	162
Aviva PLC	41	204
Babcock International Group PLC (b)	44	160
BAE Systems PLC	35	422
Balfour Beatty PLC	55	254
Barclays PLC	268	483
Barclays PLC - ADR	6	40
Barratt Developments P L C	127	732
Beazley Ireland Holdings PLC	40	298
Bellway P L C	16	439
BP P.L.C. - ADR	8	307
BP P.L.C.	268	1,693
British American Tobacco P.L.C.	14	475
Britvic PLC	76	830
BT Group PLC	186	336
Bunzl Public Limited Company	4	146
Centrica PLC	363	475
Close Brothers Group PLC	27	299
Compass Group PLC	11	275
Croda International Public Limited Company	2	192
CVS Group PLC	4	86
DCC Public Limited Company	2	90
Diageo PLC - ADR (a)	1	225
Diageo PLC	8	363
Diploma PLC	2	86
Endeavour Mining Corporation	12	278
Entain PLC	3	54
Experian PLC	12	400
Ferguson PLC	4	520
Fevertree Drinks PLC	1	18
Fiat Chrysler Automobiles N.V.	43	779
Games Workshop Group PLC	13	1,593
GSK PLC	25	446
GSK PLC - ADR	1	28
Haleon PLC	32	125
Haleon PLC - ADR (a)	1	8
Halma Public Limited Company	1	27
Harbour Energy PLC	22	75
Hays PLC	299	413
Hiscox Ltd.	16	214
Howden Joinery Group PLC	10	90
HSBC Holdings PLC - ADR (a)	8	277
HSBC Holdings PLC	75	506

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
IG Group Holdings PLC	54	461
Imperial Brands PLC	23	524
Informa Jersey Limited	26	226
ITV PLC	487	498
Jet2 PLC	4	60
Johnson Matthey PLC	19	462
Kainos Group PLC	1	20
Kingfisher PLC	81	262
Legal & General Group PLC	71	210
Lloyds Banking Group PLC - ADR	17	38
Lloyds Banking Group PLC	627	368
London Stock Exchange Group PLC	1	119
Marks and Spencer Group P.L.C. (b)	169	350
Mondi plc	6	88
National Grid PLC	6	75
National Grid PLC - ADR (a)	2	125
NatWest Group PLC	56	182
NatWest Group PLC - ADR (a) (b)	3	22
Next PLC	4	310
Ocado Group PLC (b)	1	7
Playtech PLC (b)	5	31
QinetiQ Group PLC	75	299
Reckitt Benckiser Group PLC	4	323
Relx PLC	7	230
Relx PLC - ADR (a)	5	169
Rentokil Initial PLC	30	219
Rightmove PLC	69	480
Rio Tinto PLC - ADR	2	141
Rio Tinto PLC	15	1,005
Rolls-Royce PLC (b)	112	206
Rotork P.L.C.	28	109
RS Group PLC	33	376
Severn Trent PLC	3	90
Smiths Group PLC	18	389
SSE PLC	32	712
Standard Chartered PLC	43	328
Stolt-Nielsen M.S. Ltd.	1	28
Tate & Lyle Public Limited Company	23	221
Tesco PLC	113	370
The Sage Group PLC.	4	42
Unilever PLC	8	408
Unilever PLC - ADR	8	438
United Utilities PLC	5	69
Vistry Group PLC	100	965
Vodafone Group Public Limited Company	438	482
Weir Group PLC(The)	2	38
WPP 2012 Limited - ADR (a)	1	48
		29,999
Canada 10.3%
Agnico Eagle Mines Limited	8	425
Algonquin Power & Utilities Corp. (a)	8	64
Alimentation Couche-Tard Inc.	6	307
Altus Group Limited	1	30
ATCO Ltd. - Class I	2	59
ATS Corporation (b)	6	239
Bank of Montreal	10	913
Barrick Gold Corporation	11	202
BCE Inc.	5	246
BlackBerry Limited (b)	4	17
Bombardier Inc. - Class B (b)	3	190
Boralex Inc. - Class A	7	204
Brookfield Asset Management Ltd. - Class A	—	15
Brookfield Corporation - Class A	5	176
Brookfield Infrastructure Corporation - Class A	—	4
Brookfield Reinsurance Ltd. - Class A (b)	—	—
BRP Inc.	4	274
CAE Inc. (b)	4	84
Cameco Corporation	2	45
Canadian Imperial Bank of Commerce	8	323
Canadian National Railway Company	3	295
Canadian Natural Resources Limited	14	777
Canadian Pacific Railway Limited	2	154
Canadian Tire Corporation, Limited - Class A	3	354
Canadian Utilities Limited - Class A	1	31
Capital Power Corporation (a)	3	99
Cenovus Energy Inc.	20	350
CGI Inc. - Class A (b)	3	335
CGI Inc. - Class A (b)	—	37
CI Financial Corp.	22	208
Colliers International Group Inc.	—	11
Constellation Software Inc.	—	376
Crescent Point Energy Corp.	88	624
Dollarama Inc.	6	371
Element Fleet Management Corp.	47	623
Emera Incorporated	2	90
Enbridge Inc.	8	294
Enerplus Corporation	58	829
Fairfax Financial Holdings Limited	—	200
Finning International Inc.	23	576
First Quantum Minerals Ltd	14	322
Fortis Inc. (a)	1	45
Fortis Inc.	4	151
Franco-Nevada Corporation	1	88
Groupe WSP Global Inc.	1	119
iA Societe Financiere Inc.	5	330
Imperial Oil Limited	6	281
Intact Financial Corporation	3	400
Kinross Gold Corporation	60	282
Lightspeed Commerce Inc. (b)	—	5
Linamar Corporation	5	263
Loblaw Companies Limited	3	273
Lumine Group Inc. (b)	1	7
Magna International Inc.	3	158
Manulife Financial Corporation	10	185
Methanex Corporation	21	984
Metro Inc. - Class A	3	171
National Bank of Canada	13	954
Northland Power Inc.	16	409
Nutrien Ltd.	9	642
ONEX Corporation	12	562
Open Text Corporation	10	390
Pan American Silver Corp. (a)	21	388
Pembina Pipeline Corporation	5	177
Prairiesky Royalty Ltd. (a)	15	238
Premium Brands Holdings Corporation (a)	1	44
Restaurant Brands International Limited Partnership	5	342
Rogers Communications Inc. - Class B	7	320
Royal Bank of Canada (a)	—	35
Royal Bank of Canada	15	1,396
Shaw Communications Inc. - Class B	3	76
Shopify Inc. - Class A (b)	—	18
Stantec Inc.	7	392
Stella-Jones Inc.	8	320
Sun Life Financial Inc.	5	252
Suncor Energy Inc.	25	762
TC Energy Corporation (a)	3	133
Teck Resources Limited - Class B	15	551
The Bank of Nova Scotia	10	514
The Descartes Systems Group Inc. (b)	—	24
The Toronto-Dominion Bank (a)	3	188
The Toronto-Dominion Bank	9	551
Thomson Reuters Corporation	—	39
TMX Group Limited	2	172
Tourmaline Oil Corp	11	448
Tricon Residential Inc.	13	104
Waste Connections, Inc.	1	97
West Fraser Timber Co. Ltd.	5	335
Wheaton Precious Metals Corp.	1	69
Yamana Gold Inc.	130	756
		26,213
France 8.3%
Accor (b)	3	90
Aeroports de Paris (b)	—	45
ALD (c)	4	48
Alten	3	465
Arkema	4	361
AXA	13	405
BNP Paribas	7	403

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bouygues	9	302
Bureau Veritas	9	257
Capgemini	2	376
Carrefour	24	482
Compagnie De Saint-Gobain	14	774
Compagnie Generale des Etablissements Michelin	8	255
Credit Agricole SA	15	169
Danone	2	144
Dassault Aviation	—	47
Dassault Systemes	1	52
EDENRED	4	253
Eiffage	4	381
Elis Services	17	316
Engie	25	390
EssilorLuxottica	1	187
EUROAPI (b)	—	2
Euronext N.V. (d)	4	295
Faurecia (b)	4	80
Gaztransport Et Technigaz	1	111
Getlink S.E.	3	50
Hermes International	—	408
Ipsos	3	206
JCDecaux SE (b)	4	86
Kering	1	472
La Francaise Des Jeux (c)	2	98
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	538
Legrand	8	753
L'Oreal	2	870
LVMH Moet Hennessy Louis Vuitton	2	2,073
Orange	92	1,090
Pernod Ricard	1	228
Remy Cointreau	—	87
Renault	8	325
Rexel	17	403
Rubis	2	58
Safran	1	145
Sanofi	5	555
Sartorius Stedim Biotech	—	47
Schneider Electric SE	2	282
Societe d'exploitation Hoteliere	1	117
Societe Generale	13	298
Spie SA	4	121
Technip Energies N.V.	9	182
Teleperformance SE	1	198
Tikehau Capital (a)	5	131
TotalEnergies SE	42	2,482
Ubisoft Entertainment (b)	5	139
Valeo	21	432
Veolia Environnement-VE	6	190
Verallia	4	163
VINCI	7	797
Vivendi SE	9	87
Worldline (b) (d)	7	293
		21,094
Switzerland 8.0%
ABB Ltd - Class N	29	992
Accelleron Industries AG	1	31
Adecco Group AG - Class N	13	468
Alcon AG	6	438
Alcon AG	5	374
BELIMO Holding AG - Class N	—	190
Bucher Industries AG	—	155
Chocoladefabriken Lindt & Sprungli AG - Class N	—	118
Clariant AG - Class N	44	737
Compagnie Financiere Richemont SA	3	449
Credit Suisse Group AG - ADR	9	8
Credit Suisse Group AG - Class N	42	37
Datwyler Holding AG	1	307
Dufry AG - Class N (b)	9	393
EMS-Chemie Holding AG	1	492
Geberit AG - Class N	1	446
Georg Fischer AG - Class N	8	595
Givaudan SA - Class N	—	159
Glencore PLC	159	909
Interroll Holding AG - Class N	—	278
Julius Bar Gruppe AG - Class N	15	1,001
Logitech International S.A. - Class N	—	23
Logitech International S.A. - Class N	6	322
Lonza Group AG	1	565
Nestle S.A. - Class N	23	2,758
Novartis AG - ADR	1	73
Novartis AG - Class N	21	1,940
Partners Group Holding AG	—	468
PSP Swiss Property AG - Class N	2	253
Roche Holding AG	—	62
Schindler Holding AG - Class N	—	93
Siegfried Holding AG - Class N	—	158
Sika AG	2	453
Sonova Holding AG	1	321
STMicroelectronics N.V.	7	356
Straumann Holding AG - Class N	1	153
Swiss Life Holding AG - Class N	—	105
Swiss Prime Site AG - Class N	14	1,173
Swiss Re AG	6	634
Swisscom AG - Class N	1	633
UBS Group AG	23	477
VAT Group AG (d)	1	268
Zurich Insurance Group AG - Class N	1	618
		20,483
Germany 6.9%
Adidas AG - Class N	2	386
Allianz SE	5	1,202
Aroundtown SA	21	29
BASF SE - Class N	13	670
Bayer Aktiengesellschaft - Class N	17	1,089
Bayerische Motoren Werke Aktiengesellschaft	5	533
Beiersdorf Aktiengesellschaft	—	57
Brenntag SE - Class N	6	419
Carl Zeiss Meditec AG	1	195
COMMERZBANK Aktiengesellschaft	51	535
Continental Aktiengesellschaft	1	92
Covestro AG (d)	15	607
Daimler Truck Holding AG	7	221
Delivery Hero SE (b) (d)	—	13
Deutsche Bank Aktiengesellschaft - Class N	5	54
Deutsche Bank Aktiengesellschaft - Class N	35	358
Deutsche Borse Aktiengesellschaft - Class N	2	304
Deutsche Lufthansa Aktiengesellschaft (b)	35	387
Deutsche Post AG - Class N	14	663
Deutsche Telekom AG - Class N	57	1,374
DW Property Invest GmbH	1	12
E.ON SE - Class N	65	814
Encavis AG	3	60
Fraport AG Frankfurt Airport Services Worldwide (b)	2	76
freenet AG - Class N	3	72
Fresenius Medical Care AG & Co. KGaA	6	253
Fresenius SE & Co. KGaA	6	162
Fuchs Petrolub SE	—	5
Hannover Ruck SE - Class N	1	117
Hapag-Lloyd Aktiengesellschaft (d)	—	105
Hellofresh SE (b)	11	272
Henkel AG & Co. KGaA	1	72
HOCHTIEF Aktiengesellschaft	1	91
Infineon Technologies AG - Class N	10	429
K+S Aktiengesellschaft - Class N	3	55
Kion Group AG	2	77
KRONES Aktiengesellschaft	1	109
LANXESS Aktiengesellschaft	2	97
LEG Immobilien SE	1	75
Mercedes-Benz Group AG - Class N	14	1,082
MERCK Kommanditgesellschaft auf Aktien	1	105
MTU Aero Engines AG - Class N	1	338
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	209
Rheinmetall Aktiengesellschaft	3	1,012
RWE Aktiengesellschaft	9	386
SAP SE	2	298
Scout24 SE (d)	3	179
Siemens Aktiengesellschaft - Class N	5	786

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Siemens Energy AG (b)	12	254
Siemens Healthineers AG (d)	1	34
Sixt SE	1	121
Thyssenkrupp AG	24	171
Vitesco Technologies Group Aktiengesellschaft (b)	—	11
Volkswagen Aktiengesellschaft	1	96
Vonovia SE	6	117
Wacker Chemie AG	2	275
		17,615
Australia 6.6%
Altium Limited	6	145
Alumina Limited	287	285
AMP Limited	556	392
Ampol Limited	20	407
ANZ Group Holdings Limited	16	247
Aristocrat Leisure Limited	7	188
ASX Limited	1	49
Atlas Arteria Limited	42	178
AUB Group Limited	1	19
Australian Pipeline Trust	13	86
BHP Group Limited - ADR (a)	8	525
BHP Group Limited	24	753
BHP Group Limited	6	185
BlueScope Steel Limited	28	384
Brambles Limited	19	175
Capricorn Metals Limited (b)	52	166
Champion Iron Limited	32	155
Cleanaway Waste Management Limited	103	164
Cochlear Limited	1	201
Coles Group Limited	10	122
Commonwealth Bank of Australia	8	545
Computershare Limited	21	304
Credit Corp Group Limited (a)	6	67
CSL Limited	2	341
CSR Limited	140	447
Deterra Royalties Limited	17	54
Domain Holdings Australia Limited	49	116
Downer EDI Limited	90	208
Eagers Automotive Limited (a)	18	162
Endeavour Group Limited	37	168
Flight Centre Travel Group Limited (a) (b)	9	113
Fortescue Metals Group Ltd	31	473
IGO Limited	7	56
Incitec Pivot Limited	108	228
Insurance Australia Group Limited	56	177
InvoCare Limited	3	22
IRESS Limited	2	16
JB Hi-Fi Limited (a)	8	224
Lendlease Corporation Limited	10	46
Lynas Rare Earths Limited (b)	80	343
Macquarie Group Limited	1	168
Medibank Private Limited	113	254
Nanosonics Limited (b)	6	21
National Australia Bank Limited	23	421
Netwealth Group Limited	6	55
NEXTDC Limited (b)	4	28
Northern Star Resources Ltd	16	131
Nufarm Limited	73	279
Orica Limited	35	361
Origin Energy Limited	31	175
Orora Limited	146	336
OZ Minerals Limited	16	293
Pilbara Minerals Limited	44	118
Qantas Airways Limited (b)	6	25
QBE Insurance Group Limited	27	264
Ramsay Health Care Limited	2	98
Rio Tinto Limited	6	520
Sandfire Resources Limited (b)	78	334
Santos Limited	56	261
Sonic Healthcare Limited	16	381
South32 Limited	214	628
Steadfast Group Ltd	48	190
Suncorp Group Limited	24	191
Tabcorp Holdings Limited	503	336
Technology One Limited	22	220
Telstra Group Limited	57	161
The Lottery Corporation Limited	31	107
Transurban Holdings Limited	12	118
Wesfarmers Limited	8	263
Westpac Banking Corporation	31	445
Whitehaven Coal Limited	36	165
Woodside Energy Group Ltd	1	24
Woodside Energy Group Ltd	15	339
Woodside Energy Group Ltd - ADR (a)	3	67
Woolworths Group Limited	8	210
		16,923
Netherlands 5.2%
Aalberts N.V.	3	125
ABN AMRO Bank N.V. - DCR (d)	5	79
Adyen B.V. (b) (d)	—	62
Aegon N.V. - ADR	12	52
Aegon N.V.	75	324
Airbus SE	4	533
Akzo Nobel N.V.	9	719
Arcadis N.V.	6	258
argenx SE (b)	—	32
ASM International N.V.	1	327
ASML Holding N.V. - ADR	1	753
ASML Holding N.V.	2	1,250
BE Semiconductor Industries N.V.	2	212
CNH Industrial N.V.	10	149
Heineken N.V.	1	134
IMCD B.V.	1	167
ING Groep N.V.	21	244
Just Eat Takeaway.Com N.V. (a) (b) (d)	3	64
Koninklijke Ahold Delhaize N.V.	42	1,452
Koninklijke DSM N.V.	2	221
Koninklijke KPN N.V.	83	293
Koninklijke Philips N.V. - ADR (d)	2	35
Koninklijke Philips N.V.	8	140
Koninklijke Vopak N.V.	5	193
NN Group N.V.	5	175
OCI N.V.	3	87
Prosus N.V. - Class N	5	378
Randstad N.V. (a)	6	372
Shell PLC - Class A	93	2,651
Shell PLC - Class A - ADR	13	722
Signify N.V. (d)	8	279
Universal Music Group N.V.	4	96
Wolters Kluwer N.V. - Class C	4	553
		13,131
Sweden 2.8%
AAK AB (publ)	3	56
AB Sagax - Class B	2	40
Addnode Group Aktiebolag (publ) - Class B	18	212
Addtech AB - Class B	6	107
AFRY AB - Class B	11	205
Aktiebolaget Electrolux - Class B	8	94
Aktiebolaget SKF - Class A	1	10
Aktiebolaget SKF - Class B	17	326
Aktiebolaget Volvo - Class A	2	52
Aktiebolaget Volvo - Class B (a)	23	478
Alfa Laval AB	1	34
Alleima AB	3	14
Arjo AB (publ) - Class B	15	59
Assa Abloy AB - Class B	2	51
Atlas Copco Aktiebolag - Class A	18	232
Atlas Copco Aktiebolag - Class B	12	138
Avanza Bank Holding AB (a)	3	81
Axfood Aktiebolag	2	53
Billerud Aktiebolag (publ)	4	41
Boliden AB	4	171
Bravida Holding AB (d)	16	177
Bure Equity AB	1	32
Castellum Aktiebolag (a)	3	31
Dometic Group AB (publ) (d)	19	118
Electrolux Professional AB (publ) - Class B	13	68
Elekta AB (publ) - Class B	6	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Epiroc Aktiebolag - Class A	6	122
Epiroc Aktiebolag - Class B	4	71
Essity Aktiebolag (publ) - Class B (a)	4	124
Evolution AB (publ) (d)	1	100
Fastighets AB Balder - Class B (b)	6	24
Getinge AB - Class B	3	82
H & M Hennes & Mauritz AB - Class B	10	144
Hexagon Aktiebolag - Class B	6	74
Hexatronic Group AB	12	132
Hexpol AB - Class B	4	50
Husqvarna Aktiebolag - Class B (a)	18	158
Indutrade Aktiebolag	4	90
International Petroleum Corporation (b)	6	58
Intrum AB	2	18
JM AB (a)	5	90
Lagercrantz Group Aktiebolag - Class B	6	78
Lifco AB (Publ) - Class B	5	116
Litium AB - Class A	1	6
Loomis AB - Class B	7	244
MIPS AB (a)	2	100
NCC Aktiebolag - Class B	15	130
NIBE Industrier AB - Class B	4	42
Nordic Entertainment Group AB - Class B (b)	2	43
Nyfosa AB	11	78
Orron Energy AB	1	1
Peab AB - Class B	7	37
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	5	7
Sandvik Aktiebolag	15	310
Sectra Aktiebolag - Class B (b)	7	108
Securitas AB - Class B	9	78
Skandinaviska Enskilda Banken AB - Class A	11	118
Skanska AB - Class B	7	112
SSAB AB - Class B	25	177
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	55
Svenska Handelsbanken AB - Class A (a)	8	67
SWECO Civil AB - Class B	3	35
Swedbank AB - Class A (a)	6	103
Tele2 AB - Class B	12	120
Telefonaktiebolaget LM Ericsson - Class A	1	6
Telefonaktiebolaget LM Ericsson - Class B (a)	42	244
Telia Company AB (a)	46	116
Thule Group AB (d)	6	138
Trelleborg AB - Class B	4	100
Vitec Software Group AB (publ) - Class B	1	41
Vitrolife AB	—	7
Wihlborgs Fastigheter AB	19	146
		7,223
Spain 2.5%
Acciona,S.A.	1	151
Acerinox, S.A.	9	95
ACS, Actividades de Construccion y Servicios, S.A.	3	110
AENA, S.M.E., S.A. (d)	1	157
Amadeus IT Holding, S.A. (d)	6	401
Banco Bilbao Vizcaya Argentaria, S.A. (a)	71	507
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	100
Banco de Sabadell, S.A. (a)	271	292
Banco Santander, S.A.	144	535
Bankinter, S.A. (a)	33	190
CaixaBank, S.A.	86	333
Cellnex Telecom, S.A. (d)	1	33
CIE Automotive, S.A.	3	98
Ebro Foods, S.A. (a)	2	30
Enagas S.A.	11	216
Endesa, S.A.	17	370
Grifols, S.A. - Class A	5	51
Iberdrola, Sociedad Anonima	55	684
Industria de Diseno Textil, S.A.	7	227
MAPFRE, S.A.	39	78
Red Electrica Corporacion, S.A.	8	144
Repsol, S.A.	42	647
Telefonica, S.A.	168	725
Viscofan, S.A.	4	265
		6,439
Denmark 2.3%
A.P. Moller - Maersk A/S - Class A	—	51
A.P. Moller - Maersk A/S - Class B	—	62
Ambu A/S - Class B (b)	5	74
Carlsberg A/S - Class B	2	242
Chr. Hansen Holding A/S	2	169
Coloplast A/S - Class B	3	357
Demant A/S (b)	2	71
DSV A/S	1	286
Genmab A/S (b)	1	206
GN Store Nord A/S (b)	3	63
ISS A/S	14	282
Novo Nordisk A/S - Class B	12	1,960
Novozymes A/S - Class B	2	104
Orsted A/S (d)	1	61
Pandora A/S	4	349
Ringkjobing Landbobank. Aktieselskab	5	702
Rockwool A/S - Class A	—	12
Rockwool A/S - Class B	—	105
Royal Unibrew A/S	3	251
Tryg A/S	12	262
Vestas Wind Systems A/S	7	208
		5,877
Italy 2.2%
Assicurazioni Generali S.P.A.	13	266
Azimut Holding S.p.A.	10	208
Banca Mediolanum SpA	17	158
Banco BPM Societa' Per Azioni	102	398
Bper Banca Spa	44	108
Brunello Cucinelli S.p.A.	4	382
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	5	127
Davide Campari-Milano N.V.	1	18
DiaSorin S.p.A.	—	18
Enel S.p.A	60	367
Eni S.p.A. (a)	48	667
Ferrari N.V.	1	193
Ferrari N.V.	—	25
Finecobank Banca Fineco SPA	16	242
Hera S.p.A.	56	157
Intesa Sanpaolo SPA	101	259
Italgas S.p.A.	12	75
Leonardo S.p.A.	15	179
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	15	155
Moncler S.p.A.	2	139
Nexi Spa (b)	4	35
Poste Italiane SPA (d)	8	85
Prysmian S.p.A.	4	185
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	4	179
Reply S.p.A.	1	76
Salvatore Ferragamo S.P.A. (a)	4	64
Snam S.P.A.	27	141
Telecom Italia SPA (a)	223	74
Terna – Rete Elettrica Nazionale S.p.A.	12	95
UniCredit S.p.A.	27	514
		5,589
Hong Kong 2.0%
AIA Group Limited	101	1,061
ASM Pacific Technology Limited	20	195
Bank of East Asia, Limited -The-	267	339
Budweiser Brewing Company APAC Limited (d)	9	27
Chow Tai Fook Jewellery Group Limited	29	58
CK Asset Holdings Limited	31	187
CK Hutchison Holdings Limited	28	174
CLP Holdings Limited	17	126
Cowell E Holdings Inc. (b)	8	19
DFI Retail Group Holding Limited (a)	14	42
ESR Group Limited (d)	13	23
Galaxy Entertainment Group Limited	3	20
Hang Lung Group Limited	9	16
Hang Seng Bank, Limited	5	72
Henderson Land Development Company Limited	31	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
HK Electric Investments Limited (a)	72	45
HKT Trust	203	269
Hong Kong And China Gas Company Limited -The-	127	112
Hong Kong Exchanges and Clearing Limited	8	337
Hongkong Land Holdings Limited	23	100
Hysan Development Company Limited	18	51
Man Wah Holdings Limited	96	79
Mandarin Oriental International Limited (b)	12	21
MH Development Limited (a) (b) (e)	12	—
MTR Corporation Limited	8	39
New World Development Company Limited	97	260
Pacific Basin Shipping Limited	213	82
Power Assets Holdings Limited	19	105
Shangri-La Asia Limited (b)	10	9
Sino Land Company Limited	90	122
Sun Hung Kai Properties Limited	8	105
Techtronic Industries Company Limited	20	217
Vitasoy International Holdings Limited	38	74
WH Group Limited (d)	400	239
Wharf Real Estate Investment Company Limited	21	121
Xinyi Glass Holdings Limited	123	220
Yue Yuen Industrial (Holdings) Limited	44	62
		5,135
Finland 1.4%
Cargotec Oyj - Class B	3	132
Elisa Oyj	3	187
Fortum Oyj	9	132
Huhtamaki Oyj	6	238
Kesko Oyj - Class B	10	213
Kone Corporation - Class B	4	212
Konecranes Abp	4	132
Metsa Board Oyj - Class B (a)	6	51
Metso Outotec Oyj	13	145
Neste Oyj	3	138
Nokia Oyj	42	204
Nokia Oyj - Series A - ADR	17	84
Nordea Bank AB	23	251
Orion Oyj - Class B	4	172
Outokumpu Oyj (a)	8	45
Sampo Oyj - Class A	6	289
Stora Enso Oyj - Class R	10	125
Tietoevry Oyj	9	270
UPM-Kymmene Oyj	6	194
Valmet Oy	8	272
Wartsila Oyj Abp	12	110
		3,596
Belgium 1.1%
Ackermans	1	128
Ageas SA/NV	4	194
Anheuser-Busch InBev	7	453
Barco	1	33
D'Ieteren Group	—	29
Elia Group	1	66
Euronav	1	23
Euronav	1	24
KBC Groep	8	549
Lotus Bakeries	—	266
Proximus	10	95
Solvay	6	686
UCB	2	165
Umicore	5	165
		2,876
Singapore 1.1%
BW LPG PTE. LTD.	6	48
Capitaland Investment Limited	26	71
City Developments Limited	14	76
ComfortDelGro Corporation Limited	65	58
DBS Group Holdings Ltd	15	379
Genting International Plc	118	100
Golden Agri-Resources Ltd.	564	121
Great Eastern Holdings Limited	3	37
Jardine Cycle & Carriage Limited	3	75
Keppel Corporation Limited	21	89
NetLink NBN Trust	83	54
Olam Group Limited	15	18
Oversea-Chinese Banking Corporation Limited	23	211
Raffles Medical Group Ltd.	43	49
SATS Ltd. (b)	5	11
Sembcorp Industries Ltd	39	130
SembCorp Marine Ltd (b)	2,229	200
Singapore Airlines Limited	23	100
Singapore Exchange Limited	20	139
Singapore Technologies Engineering Ltd	21	59
Singapore Telecommunications Limited	24	44
United Overseas Bank Limited	10	224
UOL Group Limited	18	92
Venture Corporation Limited	6	77
Wilmar International Limited	108	342
		2,804
Ireland 0.9%
AIB Group Public Limited Company	23	91
Bank of Ireland Group Public Limited Company	36	360
CRH Public Limited Company	10	494
CRH Public Limited Company - ADR (a)	9	452
Flutter Entertainment Public Limited Company (b)	1	118
Glanbia Public Limited Company	4	54
James Hardie Industries Public Limited Company - CDI	7	159
Kerry Group Public Limited Company - Class A	1	62
Kingspan Group Public Limited Company	3	222
Smurfit Kappa Funding Designated Activity Company	7	264
		2,276
Israel 0.8%
Alony Hetz Properties & Investments Ltd	6	47
Alrov Properties & Lodgings Ltd.	—	4
Ashtrom Group Ltd.	2	23
Azrieli Group Ltd.	—	9
Bank Hapoalim Ltd	10	82
Bank Leumi le-Israel B.M.	19	146
Bezeq The Israel Telecommunication Corp., Limited	40	54
Big Shopping Centers Ltd	—	13
Camtek Ltd. (b)	1	20
Cellcom Israel Ltd. (b)	3	11
CLAL Insurance Enterprises Holdings Ltd (b)	8	111
Delta Galil Industries Ltd.	—	12
Elbit Systems Ltd.	—	29
Electra Ltd	—	24
Enlight Renewable Energy Ltd. (b)	3	46
Equital Ltd. (b)	2	58
First International Bank of Israel Ltd.	2	68
Formula Systems (1985) Ltd.	1	56
Fox - Wizel Ltd	1	115
Gav-Yam Land Corporation Ltd.	4	26
Harel Insurance Investments & Financial Services Ltd.	5	41
Icl Group Ltd	7	44
Industrial Buildings Corporation Ltd	11	31
Israel Discount Bank Limited	31	150
Isras - Investment Co. Ltd.	—	9
Matrix I.T. Ltd	8	149
Melisron Ltd.	—	21
Menora Mivtachim Insurance Ltd.	1	24
Migdal Insurance and Financial Holdings Ltd. (b)	53	57
Mizrahi-Tefahot Bank Ltd.	3	86
Nice Ltd (b)	—	8
Nova Ltd. (b)	1	54
Partner Communications Co Ltd (b)	9	44
Paz Oil Company Limited	1	79
Perion Network Ltd. (b)	1	44
Shufersal Ltd.	5	24
Strauss Group Ltd	1	29
Summit Real Estate Holdings Ltd	2	20
Teva Pharmaceutical Industries Ltd - ADR (b)	14	127
The Phoenix Holdings Ltd	7	73
Tower Semiconductor Ltd. (b)	1	55
		2,123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Norway 0.7%
Aker ASA	—	14
Aker BP ASA	4	98
Arendals Fossekompani ASA	—	9
Austevoll Seafood ASA	2	14
Borregaard ASA	5	92
DNB Bank ASA	6	114
Dno Asa	37	37
Equinor ASA	9	263
Eurizon Opportunita	9	62
Flex Lng Ltd. (a)	1	48
Gjensidige Forsikring ASA	1	23
Golden Ocean Group Limited	12	111
Kahoot! ASA (b)	10	24
Kongsberg Gruppen ASA	1	41
Mowi ASA	3	60
Norsk Hydro ASA	11	85
Norwegian Energy Company ASA (a) (b)	1	32
Orkla ASA	8	58
Protector Forsikring ASA	4	49
SalMar ASA	—	11
Scatec ASA (d)	7	48
Sparebank 1 Sr-Bank Asa	4	43
Storebrand ASA	9	73
Subsea 7 S.A.	6	76
Telenor ASA	5	61
TGS-NOPEC Geophysical Company	6	116
TOMRA Systems ASA	1	24
Veidekke ASA	5	54
Wallenius Wilhelmsen ASA	7	48
Yara International ASA	2	74
		1,862
Austria 0.5%
Andritz AG	4	237
BAWAG Group AG (d)	3	161
Erste Group Bank AG	6	206
Mayr-Melnhof Karton Aktiengesellschaft	—	79
OMV Aktiengesellschaft	5	211
Raiffeisen Bank International AG	1	18
Telekom Austria Aktiengesellschaft	7	50
UNIQA Insurance Group AG	10	81
Verbund AG	—	20
Vienna Insurance Group AG Wiener Versicherung Gruppe	2	52
voestalpine AG	5	166
Wienerberger AG	3	80
		1,361
Luxembourg 0.4%
Aperam	2	77
ArcelorMittal	8	239
Eurofins Scientific SE	5	316
Millicom International Cellular SA - SDR (b)	8	149
Shurgard Self Storage Limited	1	32
Tenaris S.A. - ADR	1	28
Tenaris S.A.	3	43
		884
New Zealand 0.3%
Air New Zealand Limited (b)	64	31
Auckland International Airport Limited (b)	9	49
Chorus Limited	15	80
Contact Energy Limited	5	22
EBOS Group Limited	1	16
Fisher & Paykel Healthcare Corporation Limited	3	42
Fletcher Building Limited	22	60
Freightways Group Limited	8	46
Genesis Energy Limited	11	19
Infratil Limited	7	39
Mainfreight Limited	1	38
Meridian Energy Limited	7	23
Port of Tauranga Limited	2	10
Pushpay Holdings Limited (b)	27	24
Ryman Healthcare Limited (a)	6	21
SKYCITY Entertainment Group Limited	43	65
Spark New Zealand Limited	15	47
Summerset Group Holdings Limited	6	35
The a2 Milk Company Limited (b)	4	16
The Warehouse Group Limited	4	4
Xero Limited (b)	1	48
		735
Portugal 0.2%
Banco Comercial Portugues S.A.	432	96
EDP - Energias de Portugal, S.A.	16	89
EDP Renovaveis, S.A.	3	68
Galp Energia, SGPS, S.A.	21	235
Jeronimo Martins, SGPS, S.A.	3	59
		547
United States of America 0.2%
Bausch Health Companies Inc. (b)	11	91
Carnival PLC (b)	2	20
Qiagen N.V. (b)	2	95
Qiagen N.V. (b)	2	89
STMicroelectronics N.V. - ADR	1	74
		369
China 0.1%
BOC Hong Kong (Holdings) Limited	27	84
SITC International Holdings Company Limited	76	163
Yangzijiang Shipbuilding (Holdings) Ltd.	87	79
		326
Malta 0.1%
Kindred Group PLC - SDR	20	222
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	49
Macau 0.0%
Sands China Ltd. (b)	4	14
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $247,111)		249,417
PREFERRED STOCKS 1.0%
Switzerland 0.5%
Roche Holding AG	4	1,281
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	101
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	84
Fuchs Petrolub SE	5	184
Henkel AG & Co. KGaA (f)	2	166
Jungheinrich Aktiengesellschaft	4	126
Sartorius Aktiengesellschaft	—	121
Volkswagen Aktiengesellschaft (f)	4	499
		1,281
Italy 0.0%
Telecom Italia SPA	25	8
Total Preferred Stocks (cost $3,035)		2,570
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Austria 0.0%
IMMOFINANZ AG (b) (e)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (h) (i)	4,329	4,329
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (h) (i)	371	371
Total Short Term Investments (cost $4,700)		4,700
Total Investments 100.6% (cost $254,846)		256,687
Other Assets and Liabilities, Net (0.6)%		(1,628)
Total Net Assets 100.0%		255,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $146 and 0.1% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	87	79	—
Adyen B.V.	11/24/21	96	62	—
AENA, S.M.E., S.A.	09/09/22	127	157	0.1
Amadeus IT Holding, S.A.	07/17/20	356	401	0.2
BAWAG Group AG	05/29/20	171	161	0.1
Bravida Holding AB	10/07/20	184	177	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	27	—
Cellnex Telecom, S.A.	06/25/19	41	33	—
Covestro AG	06/25/19	692	607	0.2
Delivery Hero SE	08/22/22	19	13	—
Dometic Group AB (publ)	09/07/21	146	118	0.1
ESR Group Limited	02/17/23	23	23	—
Euronext N.V.	06/26/19	377	295	0.1
Evolution AB (publ)	05/06/22	65	100	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	75	105	0.1
Just Eat Takeaway.Com N.V.	06/01/20	127	64	—
Koninklijke Philips N.V.	08/06/21	69	35	—
Orsted A/S	12/23/20	101	61	—
Poste Italiane SPA	08/19/22	67	85	—
Scatec ASA	05/12/22	64	48	—
Scout24 SE	10/27/20	214	179	0.1
Siemens Healthineers AG	03/04/21	38	34	—
Signify N.V.	06/25/19	363	279	0.1
Thule Group AB	06/25/19	163	138	0.1
VAT Group AG	06/25/19	304	268	0.1
WH Group Limited	03/02/21	291	239	0.1
Worldline	06/25/19	303	293	0.1
		4,586	4,081	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	32,971	216,446	—	249,417
Preferred Stocks	2,570	—	—	2,570
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	4,700	—	—	4,700
	40,241	216,446	—	256,687

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.9%
Information Technology 21.0%
3D Systems Corporation (a)	9	94
8X8, Inc. (a)	16	67
A10 Networks, Inc.	5	76
Accenture Public Limited Company - Class A	17	4,979
ACI Worldwide, Inc. (a)	8	211
Adeia Inc.	15	129
Adobe Inc. (a)	12	4,511
Adtran Holdings, Inc.	6	88
Advanced Energy Industries, Inc.	3	261
Advanced Micro Devices, Inc. (a)	31	2,992
Agilysys, Inc. (a)	1	67
Akamai Technologies, Inc. (a)	6	442
Alarm.Com Holdings, Inc. (a)	2	115
Allegro Microsystems Inc. (a)	6	299
Alpha and Omega Semiconductor Limited (a)	3	89
Altair Engineering Inc. - Class A (a)	1	87
Ambarella Inc. (a)	1	113
Amdocs Limited	6	588
American Software, Inc. - Class A	2	22
Amkor Technology, Inc.	25	652
Amphenol Corporation - Class A	17	1,367
Amtech Systems, Inc. (a)	1	9
Analog Devices, Inc.	10	1,980
ANSYS, Inc. (a)	2	810
AppFolio, Inc. - Class A (a)	—	62
Apple Inc.	409	67,465
Applied Materials, Inc.	25	3,066
Applied Optoelectronics, Inc. (a) (b)	1	2
Arista Networks, Inc. (a)	5	904
Arlo Technologies, Inc. (a)	6	38
Arrow Electronics, Inc. (a)	6	807
Atlassian Corporation - Class A (a)	1	166
Autodesk, Inc. (a)	7	1,409
Aviat Networks, Inc. (a)	1	38
Avid Technology, Inc. (a)	3	106
Avnet, Inc.	8	373
Axcelis Technologies, Inc. (a)	3	400
AXT, Inc. (a)	1	4
Badger Meter, Inc.	2	264
Bel Fuse Inc. - Class B	1	51
Belden Inc.	3	224
Benchmark Electronics, Inc.	5	114
Bentley Systems, Incorporated - Class B	8	336
Bill Holdings, Inc. (a)	4	330
Black Knight, Inc. (a)	6	352
Blackbaud, Inc. (a)	3	202
Box, Inc. - Class A (a)	9	236
Broadcom Inc.	14	9,194
Cadence Design Systems, Inc. (a)	6	1,276
CalAmp Corp. (a)	3	9
Calix, Inc. (a)	4	215
Cambium Networks Corp. (a)	1	11
CDW Corp.	5	1,019
Cerence Inc. (a)	2	69
Ceridian HCM Holding Inc. (a)	4	324
CEVA Inc. (a)	1	24
Ciena Corporation (a)	9	479
Cirrus Logic, Inc. (a)	5	507
Cisco Systems, Inc.	97	5,069
Clearfield, Inc. (a)	1	28
Cloudflare, Inc. - Class A (a)	3	171
Cognex Corporation	7	341
Cognizant Technology Solutions Corporation - Class A	16	951
Cognyte Software Ltd (a)	5	17
Coherent Corp. (a)	7	273
Cohu, Inc. (a)	5	180
CommScope Holding Company, Inc. (a)	11	71
CommVault Systems, Inc. (a)	2	129
Computer Task Group, Incorporated (a)	3	19
Comtech Telecommunications Corp.	1	15
Consensus Cloud Solutions, Inc. (a)	1	49
Corning Incorporated	31	1,107
CrowdStrike Holdings, Inc. - Class A (a)	2	217
CTS Corporation	3	166
Daktronics, Inc. (a)	5	28
Datadog, Inc. - Class A (a)	2	119
Dell Technologies Inc. - Class C	8	310
Digi International Inc. (a)	4	123
Digital Turbine USA, Inc. (a)	5	64
Diodes Incorporated (a)	3	275
DocuSign, Inc. (a)	2	96
Dolby Laboratories, Inc. - Class A	4	379
DoubleVerify Holdings, Inc. (a)	2	55
Dropbox, Inc. - Class A (a)	16	336
DXC Technology Company (a)	16	415
Dynatrace, Inc. (a)	5	226
DZS, Inc. (a)	2	14
Ebix, Inc.	4	55
Edgio, Inc. (a)	7	6
EMCORE Corporation (a)	3	4
Emersub CX, Inc. (a)	2	461
Enphase Energy, Inc. (a)	4	781
Entegris, Inc.	5	383
Envestnet, Inc. (a)	2	103
EPAM Systems, Inc. (a)	1	398
ePlus inc. (a)	2	97
Everbridge, Inc. (a)	1	21
ExlService Holdings, Inc. (a)	2	275
Extreme Networks, Inc. (a)	6	111
F5, Inc. (a)	3	392
Fabrinet (a)	2	276
Fair Isaac Corporation (a)	1	585
FARO Technologies, Inc. (a)	1	28
Fastly, Inc. - Class A (a)	7	129
First Solar, Inc. (a)	7	1,485
Flex Ltd. (a)	45	1,032
Formfactor, Inc. (a)	6	176
Fortinet, Inc. (a)	15	990
Frequency Electronics, Inc.	1	7
Gartner, Inc. (a)	3	927
Gen Digital Inc.	18	305
Globant S.A. (a)	1	241
GoDaddy Inc. - Class A (a)	6	446
Grid Dynamics Holdings, Inc. - Class A (a)	4	50
GSI Technology, Inc. (a)	1	1
Guidewire Software, Inc. (a)	4	341
Harmonic, Inc. (a)	10	152
Hewlett Packard Enterprise Company	48	757
HP, Inc.	27	798
HubSpot, Inc. (a)	1	322
Ichor Holdings, Ltd. (a)	2	80
Infinera Corporation (a)	11	86
Information Services Group, Inc.	4	19
Insight Enterprises, Inc. (a)	3	447
Intel Corporation	103	3,361
InterDigital, Inc.	1	103
International Business Machines Corporation	27	3,562
Intevac, Inc. (a)	1	7
Intuit Inc.	4	1,751
IPG Photonics Corporation (a)	3	375
Itron, Inc. (a)	3	184
Jabil Inc.	16	1,416
JAMF Holding Corp. (a)	2	43
Juniper Networks, Inc.	21	727
Key Tronic Corporation (a)	—	3
Keysight Technologies, Inc. (a)	6	964
Kimball Electronics Group, LLC (a)	3	63
KLA Corporation	4	1,746
Knowles Corporation (a)	8	144
Kulicke and Soffa Industries, Inc.	4	237
KVH Industries, Inc. (a)	2	17
Kyndryl Holdings, Inc. (a)	8	117
Lam Research Corporation	5	2,571
Lattice Semiconductor Corporation (a)	6	542
Littelfuse, Inc.	2	458

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
LiveRamp Holdings, Inc. (a)	5	111
Lumentum Holdings Inc. (a)	5	248
MACOM Technology Solutions Holdings, Inc. (a)	4	264
Magnachip Semiconductor Corporation (a)	4	38
Manhattan Associates, Inc. (a)	3	470
Marvell Technology, Inc.	16	701
MaxLinear, Inc. (a)	4	148
Methode Electronics, Inc.	4	174
Microchip Technology Incorporated	17	1,462
Micron Technology, Inc.	39	2,373
Microsoft Corporation	191	55,168
Mitek Systems, Inc. (a)	1	9
MKS Instruments, Inc.	3	308
Model N, Inc. (a)	1	39
Momentive Global Inc. (a)	3	24
MongoDB, Inc. - Class A (a)	1	197
Monolithic Power Systems, Inc.	1	417
Motorola Solutions, Inc.	4	1,173
N-Able, Inc. (a)	2	23
Napco Security Technologies, Inc. (a)	2	74
National Instruments Corporation	8	402
NCR Corporation (a)	10	236
NetApp, Inc.	7	446
NETGEAR, Inc. (a)	3	61
NetScout Systems, Inc. (a)	6	185
Nlight, Inc. (a)	2	21
Novanta Inc. (a)	2	370
NVE Corporation	—	39
NVIDIA Corporation	32	8,991
NXP Semiconductors N.V.	6	1,063
Okta, Inc. - Class A (a)	6	482
Olo Inc. - Class A (a)	13	103
On Semiconductor Corporation (a)	25	2,085
ON24, Inc. (a)	6	55
Onespan, Inc. (a)	3	59
Onto Innovation Inc. (a)	4	346
Oracle Corporation	35	3,223
Osi Systems, Inc. (a)	1	114
Palantir Technologies Inc. - Class A (a)	14	122
Palo Alto Networks, Inc. (a)	3	663
PAR Technology Corporation (a) (b)	3	96
Paycom Software, Inc. (a)	2	520
PAYCOR HCM, Inc. (a)	2	58
Paylocity Holding Corporation (a)	1	188
PC Connection, Inc.	3	139
PDF Solutions, Inc. (a)	2	101
Perficient, Inc. (a)	3	181
PFSweb, Inc.	2	10
Photronics, Inc. (a)	7	116
Plexus Corp. (a)	3	266
Power Integrations, Inc.	4	314
Powerschool Holdings, Inc. - Class A (a)	6	124
Procore Technologies, Inc. (a)	2	118
Progress Software Corporation	4	235
PTC Inc. (a)	4	542
Pure Storage, Inc. - Class A (a)	10	252
Q2 Holdings, Inc. (a)	2	52
Qorvo, Inc. (a)	6	615
Qualcomm Incorporated	38	4,865
Qualys, Inc. (a)	2	213
Rambus Inc. (a)	9	464
Ribbon Communications Inc. (a)	7	24
Richardson Electronics, Ltd.	1	13
Rimini Street, Inc. (a)	3	13
Rogers Corporation (a)	1	239
Roper Technologies, Inc.	2	799
Salesforce, Inc. (a)	16	3,211
Sanmina Corporation (a)	6	342
Sapiens International Corporation N.V.	1	18
ScanSource, Inc. (a)	4	117
Seagate Technology Holdings Public Limited Company	10	633
Semtech Corporation (a)	4	90
SentinelOne, Inc. - Class A (a)	5	77
ServiceNow, Inc. (a)	2	713
Silicon Laboratories Inc. (a)	2	437
Skyworks Solutions, Inc.	9	1,085
SMART Global Holdings, Inc. (a)	6	97
Smartsheet Inc. - Class A (a)	2	110
Snowflake Inc. - Class A (a)	1	182
SolarEdge Technologies Ltd. (a)	1	305
SolarWinds Corporation (a)	5	39
Splunk Inc. (a)	2	230
SPS Commerce, Inc. (a)	2	262
Squarespace, Inc. - Class A (a)	4	112
Stratasys, Inc. (a)	5	86
Sumo Logic, Inc. (a)	6	76
Super Micro Computer, Inc. (a)	2	246
Synaptics Incorporated (a)	2	277
Synchronoss Technologies, Inc. (a)	4	4
Synopsys, Inc. (a)	2	908
TD SYNNEX Corporation	6	550
TE Connectivity Ltd. (c)	8	1,114
Teledyne Technologies Incorporated (a)	1	637
Telos Corporation (a)	5	13
Teradata Corporation (a)	4	175
Teradyne, Inc.	8	841
TESSCO Technologies Incorporated (a)	1	3
Texas Instruments Incorporated	34	6,301
The Hackett Group, Inc.	3	60
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	8	431
TTM Technologies, Inc. (a)	9	127
Twilio Inc. - Class A (a)	2	133
Tyler Technologies, Inc. (a)	1	411
Uipath, Inc. - Class A (a)	8	145
Ultra Clean Holdings, Inc. (a)	3	99
Unisys Corporation (a)	4	15
Unity Software Inc. (a)	2	49
Universal Display Corporation	2	366
Upland Software, Inc. (a)	4	15
Veeco Instruments Inc. (a)	5	110
Verint Systems Inc. (a)	5	187
VeriSign, Inc. (a)	3	732
Vertex, Inc. - Class A (a)	2	40
ViaSat, Inc. (a)	5	166
Viavi Solutions Inc. (a)	17	181
Vishay Intertechnology, Inc.	11	251
Vishay Precision Group, Inc. (a)	1	29
VMware, Inc. - Class A (a)	5	658
Vontier Corporation	10	269
Western Digital Corporation (a)	13	505
Wolfspeed, Inc. (a)	5	300
Workday, Inc. - Class A (a)	2	343
Xerox Holdings Corporation	13	196
Xperi Inc. (a)	6	64
Yext, Inc. (a)	10	93
Zebra Technologies Corporation - Class A (a)	2	562
Zoom Video Communications, Inc. - Class A (a)	2	164
Zscaler, Inc. (a)	1	150
		271,712
Financials 14.5%
1st Security Bank of Washington	1	15
1st Source Corporation	3	139
Acacia Research Corporation (a)	2	7
ACNB Corporation	1	28
Affiliated Managers Group, Inc.	4	535
Affirm Holdings, Inc. - Class A (a)	5	60
AFLAC Incorporated	15	952
Ally Financial Inc.	24	601
Amalgamated Financial Corp.	2	39
A-Mark Precious Metals, Inc.	1	27
Ambac Financial Group, Inc. (a)	4	63
Amerant Bancorp Inc. - Class A	2	36
American Equity Investment Life Holding Company	9	312
American Express Company	17	2,810
American Financial Group, Inc.	5	635
American International Group, Inc.	45	2,279
American National Bankshares Inc.	1	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Ameriprise Financial, Inc.	5	1,609
Ameris Bancorp	5	174
Amerisafe, Inc.	2	102
AON Public Limited Company - Class A	5	1,628
Arch Capital Group Ltd. (a)	17	1,123
Ares Management Corporation - Class A	3	227
Argo Group International Holdings, Ltd.	3	93
Arrow Financial Corporation	2	52
Arthur J. Gallagher & Co.	4	796
Artisan Partners Asset Management Inc. - Class A	4	118
Assetmark Financial Holdings, Inc. (a)	1	33
Associated Banc-Corp	14	251
Assurant, Inc.	4	482
Assured Guaranty Ltd.	6	318
Atlantic Union Bank	7	233
Atlanticus Holdings Corporation (a)	1	27
Avantax, Inc. (a)	4	113
Avidxchange Holdings, Inc. (a)	5	39
AXIS Capital Holdings Limited	6	300
Axos Financial, Inc. (a)	7	254
B. Riley & Co., LLC (b)	2	43
Banc of California, Inc.	6	69
BancFirst Corporation	3	286
Bank of America Corporation	168	4,815
Bank of Hawaii Corporation	3	161
Bank of Marin Bancorp	2	37
Bank of N.T. Butterfield & Son Limited (The)	6	150
Bank OZK	9	324
BankFinancial Corporation	2	19
BankUnited, Inc.	9	194
Banner Corporation	3	153
Bar Harbor Bankshares	1	35
Baycom Corp	1	16
BCB Bancorp, Inc.	1	18
Berkshire Hathaway Inc. - Class B (a)	42	12,891
Berkshire Hills Bancorp, Inc.	6	161
BGC Partners, Inc. - Class A	34	180
BlackRock, Inc.	3	1,844
Blackstone Inc. - Class A	18	1,545
Block, Inc. - Class A (a)	7	475
Blue Foundry Bancorp (a)	2	14
BM Technologies, Inc. - Class A (a)	1	2
BOK Financial Corporation	4	372
Bread Financial Payments, Inc.	5	143
Bridgewater Bancshares, Inc. (a) (c)	1	11
Brighthouse Financial, Inc. (a)	7	323
Brightsphere Investment Group Inc.	2	51
Brookline Bancorp, Inc.	8	87
Brown & Brown, Inc.	12	665
Business First Bancshares, Inc.	1	24
Byline Bancorp, Inc.	3	75
C&F Financial Corporation	—	2
Cadence Bank	15	322
Cambridge Bancorp	—	12
Camden National Corporation	2	69
Cannae Holdings, Inc. (a)	8	160
Cantaloupe, Inc. (a)	2	14
Capital Bancorp, Inc.	—	7
Capital City Bank Group, Inc.	1	29
Capital One Financial Corporation	15	1,397
Capitol Federal Financial	13	91
Capstar Financial Holdings, Inc.	1	12
Carter Bankshares, Inc. (a)	2	34
Cass Information Systems, Inc.	1	54
Cathay General Bancorp	7	232
Cboe Global Markets, Inc.	4	569
Central Pacific Financial Corp.	4	66
Central Valley Community Bancorp	—	5
Chubb Limited	10	1,919
Cincinnati Financial Corporation	6	689
Citigroup Inc.	47	2,216
Citizens & Northern Corporation	1	16
Citizens Financial Group, Inc.	23	710
Citizens, Inc. - Class A (a)	4	14
City Holding Company	1	120
Civista Bancshares, Inc.	2	37
CME Group Inc. - Class A	7	1,248
CNA Financial Corporation	1	59
CNB Financial Corporation	1	26
Coastal Financial Corporation (a)	—	9
Codorus Valley Bancorp, Inc.	—	7
Cohen & Steers, Inc.	4	273
Coinbase Global, Inc. - Class A (a)	2	109
Columbia Banking System, Inc.	17	366
Columbia Financial, Inc. (a)	6	102
Comerica Incorporated	9	409
Commerce Bancshares, Inc.	8	491
Community Bank System, Inc.	4	192
Community Trust Bancorp, Inc.	2	78
ConnectOne Bancorp, Inc.	6	97
Consumer Portfolio Services, Inc. (a)	2	23
Crawford & Company - Class A	2	15
Crawford & Company - Class B	1	11
Credit Acceptance Corporation (a)	1	607
Crossfirst Bankshares, Inc. (a)	2	23
Cullen/Frost Bankers, Inc.	5	509
Customers Bancorp, Inc. (a)	3	61
CVB Financial Corp.	11	188
Diamond Hill Investment Group, Inc. - Class A	—	79
Dime Community Bancshares, Inc.	4	100
Discover Financial Services	20	1,937
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	5	220
Eagle Bancorp, Inc.	4	120
East West Bancorp, Inc.	11	629
Eastern Bankshares, Inc.	2	31
eHealth, Inc. (a)	2	14
Employers Holdings, Inc.	4	152
Encore Capital Group, Inc. (a) (b)	4	205
Enova International, Inc. (a)	4	191
Enstar Group Limited (a)	1	294
Enterprise Bancorp, Inc.	1	22
Enterprise Financial Services Corp.	3	131
Equitable Holdings, Inc.	22	560
Equity Bancshares, Inc. - Class A	1	26
Erie Indemnity Company - Class A	1	243
Esquire Financial Holdings, Inc.	—	11
ESSA Bancorp, Inc.	1	15
Essent Group Ltd.	10	413
Euronet Worldwide, Inc. (a)	3	365
Evercore Inc. - Class A	4	495
Everest Re Group, Ltd.	2	538
EVERTEC, Inc.	6	215
EZCORP, Inc. - Class A (a)	7	63
F&G Annuities & Life, Inc.	2	28
F.N.B. Corporation	30	352
FactSet Research Systems Inc.	1	420
Farmers National Banc Corp.	1	10
FB Financial Corporation	5	141
Federal Agricultural Mortgage Corporation - Class C	1	120
Federated Hermes, Inc. - Class B	9	369
Fidelity National Financial, Inc. - Class A	23	807
Fidelity National Information Services, Inc.	15	806
Fifth Third Bancorp	28	756
Financial Institutions, Inc.	2	37
First American Financial Corporation	9	503
First Bancorp	4	125
First Bancorp.	22	251
First Bancshares Inc.	1	20
First Bank of New Jersey	1	11
First Busey Corporation	4	80
First Business Financial Services, Inc.	1	29
First Citizens BancShares, Inc. - Class A	1	612
First Commonwealth Financial Corporation	8	105
First Community Bancshares, Inc.	2	44
First Financial Bancorp.	7	155
First Financial Bankshares, Inc.	10	309
First Financial Corporation	1	36
First Financial Northwest, Inc.	1	13
First Foundation Inc.	4	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
First Hawaiian, Inc.	9	175
First Horizon Corporation	40	709
First Internet Bancorp	1	14
First Interstate BancSystem, Inc. - Class A	8	238
First Merchants Corporation	5	172
First Mid Bancshares, Inc.	2	45
First Republic Bank (b)	6	78
First Western Financial, Inc. (a)	1	10
FirstCash Holdings, Inc.	4	334
Fiserv, Inc. (a)	11	1,285
FleetCor Technologies, Inc. (a)	4	851
Flushing Financial Corporation	3	52
Flywire Corporation (a)	—	12
Franklin Resources, Inc.	20	537
Fulton Financial Corporation	15	213
FVCBankcorp, Inc. (a)	2	17
Genworth Financial, Inc. - Class A (a)	49	244
German American Bancorp, Inc.	3	91
Glacier Bancorp, Inc.	6	266
Global Payments Inc.	9	977
Globe Life Inc.	6	675
Goosehead Insurance, Inc. - Class A (a)	1	74
Great Southern Bancorp, Inc.	2	92
Green Dot Corporation - Class A (a)	3	60
Greenhill & Co., Inc.	3	22
Greenlight Capital Re, Ltd. - Class A (a)	3	30
Guaranty Bancshares, Inc.	—	12
Hallmark Financial Services, Inc. (a)	—	1
Hamilton Lane Incorporated - Class A	1	109
Hancock Whitney Corporation	6	206
Hanmi Financial Corporation	3	64
HarborOne Bancorp, Inc.	8	94
HBT Financial, Inc.	1	13
HCI Group, Inc. (b)	2	81
Heartland Financial USA, Inc.	4	168
Hennessy Advisors, Inc. (b)	—	3
Heritage Commerce Corp	5	38
Heritage Financial Corporation	4	90
Heritage Insurance Holdings, Inc.	3	8
Hilltop Holdings Inc.	9	263
Home BancShares, Inc.	11	249
HomeStreet, Inc.	3	51
Hometrust Bancshares, Inc.	1	35
Hope Bancorp, Inc.	13	124
Horace Mann Educators Corporation	4	126
Horizon Bancorp, Inc.	5	50
Houlihan Lokey, Inc. - Class A	4	312
Huntington Bancshares Incorporated	57	634
I3 Verticals, Inc. - Class A (a)	2	41
Independence Holdings, LLC	14	537
Independent Bank Corp.	5	332
Independent Bank Corporation	3	45
Independent Bank Group, Inc.	4	193
Interactive Brokers Group, Inc. - Class A	2	205
Intercontinental Exchange, Inc.	10	1,012
International Bancshares Corporation	6	255
International Money Express Inc. (a)	4	98
Invesco Ltd.	25	411
Investors Title Company	—	15
Jack Henry & Associates, Inc.	3	436
James River Group, Inc.	2	32
Janus Henderson Group PLC	14	386
Jefferies Financial Group Inc.	18	572
JPMorgan Chase & Co.	94	12,272
K.K.R. Co., Inc. - Class A	10	531
Kearny Financial Corp	11	90
KeyCorp	37	460
Kinsale Capital Group, Inc.	1	442
Lakeland Bancorp, Inc.	7	115
Lakeland Financial Corporation	2	110
Lazard Ltd - Class A	9	285
LendingClub Corporation (a)	15	105
LendingTree, Inc. (a)	—	12
Lincoln National Corporation	7	158
Live Oak Bancshares, Inc.	4	105
Loews Corporation	10	587
LPL Financial Holdings Inc.	3	694
Luther Burbank Corporation	1	9
M&T Bank Corporation	7	859
Macatawa Bank Corporation	1	6
Maiden Holdings, Ltd. (a)	9	19
Markel Corporation (a)	1	722
MarketAxess Holdings Inc.	1	566
Marqeta, Inc. - Class A (a)	7	30
Marsh & Mclennan Companies, Inc.	13	2,105
MasterCard Incorporated - Class A	25	9,226
MBIA Inc. (a)	14	130
Mercantile Bank Corporation	2	62
Merchants Bancorp, Inc.	1	20
Mercury General Corporation	5	152
MetLife, Inc.	13	759
Metrocity Bankshares, Inc.	1	15
Metropolitan Bank Holding Corp. (a)	1	45
MGIC Investment Corporation	26	344
Mid Penn Bancorp, Inc.	1	15
Midland States Bancorp, Inc.	2	33
MidWestOne Financial Group, Inc.	1	19
Moelis & Company - Class A	4	144
Moody's Corporation	5	1,466
Morgan Stanley	44	3,882
Morningstar, Inc.	2	505
Mr. Cooper Group Inc. (a)	7	278
MSCI Inc. - Class A	2	1,072
MVB Financial Corp.	1	12
Nasdaq, Inc.	16	890
National Bank Holdings Corporation - Class A	3	102
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	91
Navient Corporation	19	305
NBT Bancorp Inc.	5	153
Nelnet, Inc. - Class A	3	241
New York Community Bancorp, Inc. - Series A (b)	58	521
NI Holdings Inc. (a)	1	12
Nicholas Financial, Inc. (a)	1	4
Nicolet Bankshares, Inc. (a)	—	17
NMI Holdings, Inc. - Class A (a)	7	159
Northeast Bank	—	17
Northern Trust Corporation	9	834
Northfield Bancorp Inc.	5	62
Northrim Bancorp, Inc.	—	19
Northwest Bancshares, Inc.	12	146
Norwood Financial Corp.	—	9
OceanFirst Financial Corp.	7	131
Ocwen Financial Corporation (a)	—	6
OFG Bancorp	6	155
Old National Bancorp	25	366
Old Republic International Corporation	23	571
Old Second Bancorp, Inc.	1	10
Open Lending Corporation - Class A (a)	3	21
Oppenheimer Holdings Inc. - Class A	1	43
Origin Bancorp, Inc.	1	26
Orrstown Financial Services, Inc.	1	13
P.C.B. Bancorp, Inc.	1	8
Pacific Premier Bancorp, Inc.	9	208
PacWest Bancorp	7	72
Palomar Holdings, Inc. (a)	1	44
Park National Corporation	1	167
Parke Bancorp, Inc.	1	12
Pathward Financial, Inc.	3	143
PayPal Holdings, Inc. (a)	19	1,457
Peapack-Gladstone Financial Corporation	2	67
Penns Woods Bancorp, Inc.	—	8
PennyMac Financial Services, Inc.	1	62
Peoples Bancorp Inc.	2	54
Peoples Financial Services Corp.	—	9
Pinnacle Financial Partners, Inc.	5	262
Pioneer Bancorp, Inc. (a)	1	11
Piper Sandler Companies	2	249
PJT Partners Inc. - Class A	1	76
Popular, Inc.	7	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
PRA Group, Inc. (a)	4	174
Preferred Bank	2	88
Premier Financial Corporation	3	72
Primerica, Inc.	4	638
Primis Financial Corp.	3	30
Principal Financial Group, Inc.	11	849
ProAssurance Corporation	6	112
PROG Holdings, Inc. (a)	6	137
Prosperity Bancshares, Inc.	7	419
Provident Bancorp Inc.	1	8
Provident Financial Holdings, Inc.	—	6
Provident Financial Services, Inc.	7	130
Prudential Financial, Inc.	24	1,978
QCR Holdings, Inc.	1	43
Radian Group Inc.	15	321
Raymond James Financial, Inc.	9	847
Red River Bancshares, Inc.	—	9
Regional Management Corp.	2	47
Regions Financial Corporation	37	681
Reinsurance Group of America, Incorporated	4	519
RenaissanceRe Holdings Ltd	3	512
Renasant Corporation	5	164
Repay Holdings Corporation - Class A (a)	2	12
Republic Bancorp, Inc. - Class A	2	77
Republic First Bancorp, Inc. (a) (b)	2	3
RLI Corp.	3	334
Robinhood Markets, Inc. - Class A (a)	12	119
Rocket Companies, Inc. - Class A (a)	13	115
S & T Bancorp, Inc.	4	122
S&P Global Inc.	6	2,081
Safety Insurance Group, Inc.	2	122
Sandy Spring Bancorp, Inc.	5	121
Seacoast Banking Corporation of Florida	4	89
SEI Investments Company	11	608
Selective Insurance Group, Inc.	4	427
ServisFirst Bancshares, Inc.	4	216
Shift4 Payments, LLC - Class A (a)	1	86
Shore Bancshares, Inc.	1	21
Sierra BanCorp	1	25
Simmons First National Corporation - Class A	9	154
SiriusPoint Ltd (a)	12	94
SLM Corporation	33	412
Smartfinancial, Inc.	1	20
South Plains Financial, Inc.	1	17
Southern First Bancshares, Inc. (a)	1	37
Southern Missouri Bancorp, Inc.	1	21
Southside Bancshares, Inc.	4	129
Southstate Corporation	5	391
State Street Corporation	13	1,008
Stellar Bancorp, Inc.	4	90
Sterling Bancorp, Inc. (a)	3	15
Stewart Information Services Corporation	3	102
Stifel Financial Corp.	8	480
Stock Yards Bancorp, Inc.	2	106
StoneX Group Inc. (a)	2	191
Summit Financial Group, Inc.	1	17
Synchrony Financial	30	885
Synovus Financial Corp.	10	320
T. Rowe Price Group, Inc.	10	1,098
Territorial Bancorp Inc.	1	21
Texas Capital Bancshares, Inc. (a)	5	241
TFS Financial Corporation	11	134
The Allstate Corporation	10	1,097
The Bancorp, Inc. (a)	7	183
The Bank of New York Mellon Corporation	19	868
The Carlyle Group, Inc.	16	500
The Charles Schwab Corporation	34	1,766
The First Bancorp, Inc.	1	29
The First of Long Island Corporation	2	31
The Goldman Sachs Group, Inc.	8	2,730
The Hanover Insurance Group, Inc.	4	461
The Hartford Financial Services Group, Inc.	19	1,343
The Hingham Institute for Savings	—	97
The PNC Financial Services Group, Inc.	10	1,330
The Progressive Corporation	9	1,308
The Travelers Companies, Inc.	12	2,119
The Western Union Company	27	299
Tiptree Inc.	3	43
Toast, Inc. - Class A (a)	8	149
Tompkins Financial Corporation	2	104
TowneBank	7	178
Tradeweb Markets Inc. - Class A	4	290
TriCo Bancshares	4	147
Triumph Financial, Inc. (a)	2	127
Truist Financial Corporation	30	1,030
Trupanion, Inc. (a) (b)	1	43
Trustco Bank Corp N Y	2	72
Trustmark Corporation	6	138
U.S. Bancorp	46	1,652
UMB Financial Corporation	4	242
United Bankshares, Inc.	12	420
United Community Banks, Inc.	8	223
United Fire Group, Inc.	3	79
Unity Bancorp, Inc.	—	9
Universal Insurance Holdings, Inc.	6	109
Univest Financial Corporation	3	72
Unum Group	15	610
Valley National Bancorp	32	294
Velocity Financial Inc. (a)	1	8
Veritex Holdings, Inc.	4	68
Victory Capital Holdings, Inc. - Class A	3	77
Virtu Financial, Inc. - Class A	9	161
Virtus Investment Partners, Inc.	1	153
Visa Inc. - Class A	41	9,246
Voya Financial, Inc.	7	503
W. R. Berkley Corporation	11	714
Walker & Dunlop, Inc.	3	252
Washington Federal, Inc.	7	210
Washington Trust Bancorp, Inc.	2	71
Waterstone Financial, Inc.	3	49
Webster Financial Corporation	15	581
Wells Fargo & Company	93	3,477
WesBanco, Inc.	6	176
West Bancorporation, Inc.	2	33
Westamerica Bancorporation	3	125
Western Alliance Bancorporation	7	255
Westwood Holdings Group, Inc.	1	9
Wex, Inc. (a)	3	492
White Mountains Insurance Group Ltd	—	353
Willis Towers Watson Public Limited Company	4	946
Wintrust Financial Corporation	4	297
WisdomTree, Inc.	17	101
World Acceptance Corporation (a)	1	75
WSFS Financial Corporation	6	230
Zions Bancorporation, National Association	10	296
Zurich American Corporation	6	353
		187,789
Industrials 13.1%
3M Company	16	1,703
A. O. Smith Corporation	10	688
AAON, Inc.	3	289
AAR Corp. (a)	4	238
ABM Industries Incorporated	5	209
ACCO Brands Corporation	11	61
Acuity Brands, Inc.	2	446
ACV Auctions Inc. - Class A (a)	9	122
Advanced Drainage Systems, Inc.	5	459
AECOM	5	459
Aerojet Rocketdyne Holdings, Inc. (a)	6	327
AeroVironment, Inc. (a)	1	127
AGCO Corporation	6	864
Air Lease Corporation - Class A	11	451
Air Transport Services Group, Inc. (a)	7	145
Alamo Group Inc.	1	149
Alaska Air Group, Inc. (a)	9	365
Albany International Corp. - Class A	2	182
Alight, Inc. - Class A (a)	12	112
Allegiant Travel Company (a)	1	52
Allegion Public Limited Company	5	509

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Allied Motion Technologies Inc.	2	72
Allison Systems, Inc.	10	454
Alta Equipment Group Inc. - Class A	2	33
Ameresco, Inc. - Class A (a)	1	56
American Airlines Group Inc. (a)	29	423
American Woodmark Corporation (a)	1	62
AMETEK, Inc.	7	1,074
APi Group Corp (a)	14	315
Apogee Enterprises, Inc.	4	152
Applied Industrial Technologies, Inc.	3	411
Arcbest Corporation	3	257
Arcosa, Inc.	4	241
Argan, Inc.	2	66
Armstrong World Industries, Inc.	3	231
ASGN Incorporated (a)	4	327
Astec Industries, Inc.	2	69
Astronics Corporation (a)	2	30
Astronics Corporation - Class B (a)	1	16
Atkore Inc. (a)	4	615
Automatic Data Processing, Inc.	13	2,873
Avis Budget Group, Inc. (a)	3	531
Axon Enterprise, Inc. (a)	3	763
AZZ Inc.	3	107
Barnes Group Inc.	5	184
Barrett Business Services, Inc.	1	103
Beacon Roofing Supply, Inc. (a)	7	426
BlueLinx Holdings Inc. (a)	1	78
Boise Cascade Company	5	287
Booz Allen Hamilton Holding Corporation - Class A	6	542
Bowman Consulting Group Ltd. (a)	1	38
Brady Corporation - Class A	4	221
BrightView Holdings, Inc. (a)	7	39
Broadridge Financial Solutions, Inc.	5	713
Builders FirstSource, Inc. (a)	16	1,446
BWXT Government Group, Inc.	6	352
C.H. Robinson Worldwide, Inc.	6	614
Caci International Inc. - Class A (a)	2	465
Carlisle Companies Incorporated	3	645
Carrier Global Corporation	43	1,987
Casella Waste Systems, Inc. - Class A (a)	3	240
Caterpillar Inc.	15	3,497
CBIZ, Inc. (a)	5	238
CECO Environmental Corp. (a)	3	44
Chart Industries, Inc. (a)	2	307
Cimpress Public Limited Company (a)	2	78
Cintas Corporation	3	1,179
CIRCOR International, Inc. (a)	2	50
Civeo Corporation (a)	1	14
Clarivate PLC (a)	24	225
Clean Harbors, Inc. (a)	5	736
Columbus McKinnon Corporation	2	89
Comfort Systems USA, Inc.	3	386
Commercial Vehicle Group, Inc. (a)	5	33
Concentrix Corporation	4	527
Concrete Pumping Holdings, Inc. (a)	1	8
Conduent Incorporated (a)	15	50
Construction Partners, Inc. - Class A (a)	3	93
Copa Holdings, S.A. - Class A (a)	3	235
Copart, Inc. (a)	14	1,068
Core & Main, Inc. - Class A (a)	7	156
Costamare Inc.	8	75
CoStar Group, Inc. (a)	8	554
Covenant Logistics Group, Inc. - Class A	2	79
CRA International, Inc.	1	116
Crane Holdings, Co.	5	523
CSG Systems International, Inc.	3	181
CSW Industrials, Inc.	2	212
CSX Corporation	58	1,737
Cummins Inc.	6	1,410
Curtiss-Wright Corporation	3	528
Daseke Companies, Inc. (a)	3	22
Deere & Company	8	3,206
Delta Air Lines, Inc. (a)	37	1,291
Deluxe Corporation	5	75
Distribution Solutions Group, Inc. (a)	—	21
Donaldson Company, Inc.	9	563
Douglas Dynamics, Inc.	3	90
Dover Corporation	6	987
Driven Brands Holdings Inc. (a)	2	72
Ducommun Incorporated (a)	1	71
Dun & Bradstreet Holdings, Inc.	13	151
DXP Enterprises, Inc. (a)	2	48
Dycom Industries, Inc. (a)	3	279
Eagle Bulk Shipping Inc.	—	16
Eaton Corporation Public Limited Company	10	1,634
EMCOR Group, Inc.	4	702
Emerson Electric Co.	10	897
Encore Wire Corporation	2	396
Energy Recovery, Inc. (a)	4	98
Enerpac Tool Group Corp. - Class A	5	124
EnerSys	3	282
Eneti Inc.	1	9
Ennis, Inc.	3	68
EnPro Industries, Inc.	2	222
Equifax Inc.	4	819
ESAB Corporation	3	197
ESCO Technologies Inc.	2	186
Evoqua Water Technologies Corp. (a)	6	281
Expeditors International of Washington, Inc.	10	1,047
Exponent, Inc.	3	254
Fastenal Company	23	1,259
Federal Signal Corporation	4	201
FedEx Corporation	11	2,491
First Advantage Corporation (a)	4	53
Flowserve Corporation	9	303
Fluor Corporation (a)	8	239
Forrester Research, Inc. (a)	2	55
Fortive Corporation	12	830
Fortune Brands Innovations, Inc.	11	671
Forward Air Corporation	2	258
Franklin Covey Co. (a)	1	42
Franklin Electric Co., Inc.	4	335
FTI Consulting, Inc. (a)	3	512
FuelCell Energy, Inc. (a) (b)	13	36
Gates Industrial Corporation PLC (a)	5	72
GATX Corporation	3	312
Genco Shipping & Trading Limited	1	12
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	190
General Dynamics Corporation	6	1,297
General Electric Company	18	1,707
Genpact Limited	12	545
Gibraltar Industries, Inc. (a)	4	180
Global Industrial Company	3	86
GMS Inc. (a)	4	248
Graco Inc.	8	579
GrafTech International Ltd.	12	60
Graham Corporation (a)	—	5
Granite Construction Incorporated	5	215
Great Lakes Dredge & Dock Corporation (a)	7	40
Griffon Corporation	5	152
GXO Logistics Inc. (a)	8	425
H&E Equipment Services, Inc.	3	155
Harsco Corporation (a)	8	53
Hawaiian Holdings, Inc. (a)	5	48
Hayward Holdings, Inc. (a)	3	37
Healthcare Services Group, Inc.	5	70
Heartland Express, Inc.	9	150
HEICO Corporation	1	163
HEICO Corporation - Class A	2	258
Heidrick & Struggles International, Inc.	2	66
Helios Technologies, Inc.	2	142
Herc Holdings Inc.	4	415
Heritage-Crystal Clean, Inc. (a)	1	36
Hertz Global Holdings, Inc. (a)	22	362
Hexcel Corporation	6	383
Hillenbrand, Inc.	5	259
HNI Corporation	4	109
Honeywell International Inc.	16	3,136
Howmet Aerospace Inc.	14	607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Hub Group, Inc. - Class A (a)	3	259
Hubbell Incorporated	2	375
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	8	72
Huntington Ingalls Industries, Inc.	3	687
Hurco Companies, Inc.	—	8
Huron Consulting Group Inc. (a)	2	180
Hyster-Yale Materials Handling, Inc. - Class A	1	56
IBEX Limited (a)	1	21
ICF International, Inc.	2	225
IDEX Corporation	2	556
IES Holdings, Inc. (a)	2	89
Illinois Tool Works Inc.	9	2,205
Ingersoll Rand Inc.	15	892
Insperity, Inc.	2	267
Insteel Industries, Inc.	2	58
Interface, Inc. - Class A	8	67
ITT Inc.	6	478
J. B. Hunt Transport Services, Inc.	6	1,035
Jacobs Engineering Group Inc.	4	510
JELD-WEN Holding, Inc. (a)	9	108
JetBlue Airways Corporation (a)	28	201
John Bean Technologies Corporation	2	257
Johnson Controls International Public Limited Company	11	663
Kadant Inc.	1	219
Kaman Corporation	3	64
KAR Auction Services, Inc. (a)	12	162
KBR, Inc.	9	472
Kelly Services, Inc. - Class A	4	59
Kennametal Inc.	8	222
Kforce Inc.	3	170
Kimball International, Inc. - Class B	4	54
Kirby Corporation (a)	5	320
Knight-Swift Transportation Holdings Inc. - Class A	13	760
Korn Ferry	5	270
Kratos Defense & Security Solutions, Inc. (a)	8	101
L. B. Foster Company (a)	1	11
L3Harris Technologies, Inc.	6	1,107
Landstar System, Inc.	3	599
Leidos Holdings, Inc.	6	535
Lennox International Inc.	2	582
Lincoln Electric Holdings, Inc.	4	735
Lindsay Corporation	1	118
Liquidity Services, Inc. (a)	4	53
Lockheed Martin Corporation	9	4,256
LSI Industries Inc.	1	16
Luxfer Holdings PLC	2	26
Lyft, Inc. - Class A (a)	6	60
ManpowerGroup Inc.	4	302
Marten Transport, Ltd.	11	225
Masco Corporation	8	381
Masonite International Corporation (a)	2	218
MasTec, Inc. (a)	6	611
Masterbrand, Inc. (a)	11	92
Matrix Service Company (a)	3	17
Matson Intermodal - Paragon, Inc.	5	293
Matthews International Corporation - Class A	3	123
Maxar Technologies Inc.	5	261
MAXIMUS, Inc.	5	382
Mayville Engineering Company, Inc. (a)	1	14
McGrath RentCorp	2	198
MDU Resources Group, Inc.	16	478
Mercury Systems, Inc. (a)	3	155
Miller Industries, Inc.	1	45
Millerknoll, Inc.	8	166
Mine Safety Appliances Company, LLC	2	265
Mistras Group, Inc. (a)	3	17
Monocle Acquisition Corporation (a)	2	40
Montrose Environmental Group, Inc. (a)	2	55
Moog Inc. - Class A	3	275
MRC Global Inc. (a)	10	93
MSC Industrial Direct Co., Inc. - Class A	4	338
Mueller Industries, Inc.	5	397
Mueller Water Products, Inc. - Class A	10	143
MYR Group Inc. (a)	2	199
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	45
NN, Inc. (a)	3	3
Nordson Corporation	2	439
Norfolk Southern Corporation	7	1,417
Northrop Grumman Corporation	3	1,275
Northwest Pipe Company (a)	1	31
Now, Inc. (a)	13	147
NV5 Global, Inc. (a)	1	143
Nvent Electric Public Limited Company	11	459
Old Dominion Freight Line, Inc.	5	1,567
Omega Flex, Inc.	—	11
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corporation	5	379
Otis Worldwide Corporation	13	1,082
Owens Corning	11	1,046
P.A.M. Transportation Services, Inc. (a)	1	34
PACCAR Inc	19	1,408
Pangaea Logistics Solutions Ltd.	3	20
Park Aerospace Technologies Corp.	2	29
Parker-Hannifin Corporation	5	1,621
Park-Ohio Holdings Corp.	1	16
Parsons Corporation (a)	6	260
Paychex, Inc.	8	961
Pentair Public Limited Company	13	695
PGT Innovations, Inc. (a)	6	144
Pineapple Energy Inc. (a)	—	1
Pitney Bowes Inc.	16	60
Plug Power Inc. (a) (b)	24	276
Powell Industries, Inc.	1	45
Preformed Line Products Company	—	24
Primoris Services Corporation	6	140
Proterra Operating Company, Inc. (a) (b)	2	4
Proto Labs, Inc. (a)	2	59
Quad/Graphics, Inc. - Class A (a)	4	19
Quanex Building Products Corporation	4	78
Quanta Services, Inc.	6	1,063
Radiant Logistics, Inc. (a)	3	22
Raytheon Technologies Corporation	32	3,128
RBC Bearings Incorporated (a)	1	334
Regal Rexnord Corporation	5	715
Republic Services, Inc.	11	1,464
Resideo Technologies, Inc. (a)	13	239
Resources Connection, Inc.	4	75
REV Group, Inc.	7	78
Ritchie Bros. Auctioneers Incorporated	4	245
Robert Half International Inc.	9	757
Rockwell Automation, Inc.	3	979
Rollins, Inc.	14	510
Rush Enterprises, Inc. - Class A	3	184
Rush Enterprises, Inc. - Class B	—	27
RXO Inc. (a)	11	213
Ryder System, Inc.	6	544
Saia, Inc. (a)	2	497
Schneider National, Inc. - Class B	3	92
Science Applications International Corporation	5	492
Sensata Technologies Holding PLC	12	598
Shoals Technologies Group, Inc. - Class A (a)	2	52
Shyft Group, Inc.	3	64
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	3	336
SiteOne Landscape Supply, Inc. (a)	2	340
SkyWest, Inc. (a)	5	110
Snap-on Incorporated	2	573
Southwest Airlines Co.	20	641
SP Plus Corporation (a)	2	71
Spirit AeroSystems Holdings, Inc. - Class A	3	92
Spirit Airlines	9	157
SPX Technologies, Inc. (a)	4	300
SS&C Technologies Holdings, Inc.	10	540
Standex International Corporation	1	125
Stanley Black & Decker, Inc.	6	509
Steelcase Inc. - Class A	9	78
Stericycle, Inc. (a)	6	271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sterling Check Corp. (a)	1	12
Sterling Infrastructure, Inc. (a)	3	103
Sunrun Inc. (a)	15	302
Taskus, Inc. - Class A (a) (b)	1	7
Tecnoglass Inc.	3	143
Tennant Company	2	113
Terex Corporation	5	254
Tetra Tech, Inc.	3	506
Textainer Group Holdings Limited	5	165
Textron Inc.	10	675
The AZEK Company Inc. - Class A (a)	9	204
The Boeing Company (a)	13	2,693
The Brink's Company	3	187
The Gorman- Rupp Company	2	61
The Greenbrier Companies, Inc.	3	93
The Manitowoc Company, Inc. (a)	4	62
The Middleby Corporation (a)	4	566
The Timken Company	6	496
The Toro Company	6	658
Thermon Group Holdings, Inc. (a)	3	67
Titan International, Inc. (a)	6	64
Titan Machinery Inc. (a)	1	39
TPI Composites, Inc. (a)	2	25
Trane Technologies Public Limited Company	7	1,214
Transcat, Inc. (a)	—	41
TransDigm Group Incorporated	1	1,097
TransUnion	8	474
Trex Company, Inc. (a)	8	371
Trinet Group, Inc. (a)	6	452
Trinity Industries, Inc.	9	208
Triton Container International Limited	7	455
Triumph Group, Inc. (a)	5	54
TrueBlue, Inc. (a)	6	103
TTEC Holdings, Inc.	5	170
Tutor Perini Corporation (a)	8	48
Twin Disc, Incorporated (a)	1	12
Uber Technologies, Inc. (a)	18	562
UFP Industries, Inc.	5	387
U-Haul Holding Company (b)	1	67
U-Haul Holding Company - Series N	12	615
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	174
Union Pacific Corporation	21	4,183
United Airlines Holdings, Inc. (a)	15	674
United Parcel Service, Inc. - Class B	26	5,131
United Rentals, Inc.	5	2,081
Univar Solutions Inc. (a)	14	483
Universal Logistics Holdings, Inc.	2	66
V2X, Inc. (a)	1	50
Valmont Industries, Inc.	2	533
Verisk Analytics, Inc.	6	1,191
Veritiv Corporation	2	226
Viad Corp (a)	2	45
Vicor Corporation (a)	1	66
Vm Consolidated, Inc. - Class A (a)	10	166
VSE Corporation	1	54
W. W. Grainger, Inc.	2	1,533
Wabash National Corporation	7	182
Waste Management, Inc.	16	2,640
Watsco, Inc.	2	485
Watts Water Technologies, Inc. - Class A	2	363
Werner Enterprises, Inc.	7	326
WESCO International, Inc.	4	612
Westinghouse Air Brake Technologies Corporation	7	733
Willdan Group, Inc. (a)	1	15
Willis Lease Finance Corporation (a)	—	13
WillScot Mobile Mini Holdings Corp. - Class A (a)	16	761
Woodward, Inc.	4	429
XPO, Inc. (a)	11	346
Xylem Inc.	6	639
Yellow Corp. (a) (b)	4	8
Zurn Elkay Water Solutions Corporation	8	179
		168,617
Health Care 12.1%
10X Genomics, Inc. - Class A (a)	1	79
Abbott Laboratories	34	3,425
AbbVie Inc.	48	7,628
Acadia Healthcare Company, Inc. (a)	6	412
Accolade, Inc. (a)	8	120
Accuray Incorporated (a)	6	17
Adaptive Biotechnologies Corporation (a)	4	31
Addus HomeCare Corporation (a)	1	118
Adicet Therapeutics, Inc. (a)	7	38
Adverum Biotechnologies, Inc. (a) (b)	10	7
Affimed N.V. (a)	8	6
Agilent Technologies, Inc.	5	679
Agiliti, Inc. (a) (b)	4	58
Agilon Health Management, Inc. (a) (b)	11	263
Agios Pharmaceuticals, Inc. (a)	2	49
Aldeyra Therapeutics, Inc. (a)	4	41
Alector, Inc. (a)	5	33
Align Technology, Inc. (a)	1	446
Alkermes Public Limited Company (a)	9	255
Allakos Inc. (a)	—	2
Allogene Therapeutics, Inc. (a)	13	66
Alnylam Pharmaceuticals, Inc. (a)	3	675
Amedisys, Inc. (a)	2	162
American Well Corporation - Class A (a)	6	15
AmerisourceBergen Corporation	7	1,071
Amgen Inc.	16	3,841
AMN Healthcare Services, Inc. (a)	4	308
Amneal Pharmaceuticals, Inc. - Class A (a)	5	7
Amphastar Pharmaceuticals, Inc. (a)	4	158
Anaptysbio, Inc. (a)	2	43
AngioDynamics, Inc. (a)	4	46
ANI Pharmaceuticals, Inc. (a)	1	31
Anika Therapeutics, Inc. (a)	1	43
Apellis Pharmaceuticals, Inc. (a)	2	120
Apollo Medical Holdings, Inc. (a)	2	73
Arcturus Therapeutics Holdings Inc. (a)	3	69
Arcus Biosciences, Inc. (a)	6	101
Arcutis Biotherapeutics, Inc. (a)	6	67
Ardelyx, Inc. (a)	1	4
Artivion, Inc. (a)	3	37
Atara Biotherapeutics, Inc. (a)	4	12
AtriCure, Inc. (a)	2	71
Atrion Corporation	—	102
Avanos Medical, Inc. (a)	5	135
Avantor, Inc. (a)	27	579
Avidity Biosciences, Inc. (a)	2	36
AxoGen, Inc. (a)	5	51
Axonics, Inc. (a)	1	74
Azenta, Inc. (a)	2	70
Baxter International Inc.	19	781
Becton, Dickinson and Company	5	1,145
Biogen Inc. (a)	4	1,096
BioLife Solutions, Inc. (a)	2	44
BioMarin Pharmaceutical Inc. (a)	6	547
Bio-Rad Laboratories, Inc. - Class A (a)	1	449
Bio-Techne Corporation	5	351
Bluebird Bio, Inc. (a)	4	12
Blueprint Medicines Corporation (a)	2	106
Boston Scientific Corporation (a)	25	1,259
Bristol-Myers Squibb Company	69	4,795
Brookdale Senior Living Inc. (a)	23	67
Bruker Corporation	11	834
C4 Therapeutics, Inc. (a)	7	22
Cara Therapeutics, Inc. (a)	4	20
Cardinal Health, Inc.	12	904
Cardiovascular Systems, Inc. (a)	3	62
Caredx, Inc. (a)	2	15
Castle Biosciences, Inc. (a)	—	1
Catalent, Inc. (a)	6	377
Catalyst Pharmaceuticals, Inc. (a)	7	124
Celldex Therapeutics, Inc. (a)	1	25
Centene Corporation (a)	16	1,030
Certara, Inc. (a)	6	139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Charles River Laboratories International, Inc. (a)	3	521
Chemed Corporation	1	575
Chimerix, Inc. (a)	5	7
Chinook Therapeutics, Inc. (a)	5	108
Cigna Corporation	10	2,613
Cogent Biosciences, Inc. (a)	7	74
Collegium Pharmaceutical, Inc. (a)	2	41
Community Health Systems, Inc. (a)	12	58
Computer Programs and Systems, Inc. (a)	1	22
CONMED Corporation	2	160
Corcept Therapeutics Incorporated (a)	6	126
CorVel Corporation (a)	1	242
CRISPR Therapeutics AG (a)	3	129
Cross Country Healthcare, Inc. (a)	2	53
Cryoport, Inc. (a) (b)	2	50
Cumberland Pharmaceuticals, Inc. (a)	1	2
CVS Health Corporation	43	3,203
Danaher Corporation	14	3,648
DaVita Inc. (a)	4	305
Day One Biopharmaceuticals, Inc. (a)	1	17
Deciphera Pharmaceuticals, Inc. (a)	5	80
Denali Therapeutics Inc. (a)	5	124
Dentsply Sirona Inc.	14	551
DexCom, Inc. (a)	5	555
Doximity, Inc. - Class A (a) (b)	2	52
Dynavax Technologies Corporation (a)	4	44
Eagle Pharmaceuticals, Inc. (a)	1	38
Editas Medicine, Inc. (a)	2	13
Edwards Lifesciences Corporation (a)	10	795
Eiger Biopharmaceuticals, Inc. (a)	1	—
Elanco Animal Health Incorporated (a)	23	220
Elevance Health, Inc.	6	2,670
Eli Lilly and Company	23	7,809
Embecta Corp.	1	26
Emergent BioSolutions Inc. (a)	4	42
Enanta Pharmaceuticals, Inc. (a)	2	64
Encompass Health Corporation	8	426
Enhabit Inc. (a)	4	55
Enovis Corporation (a)	3	178
Envista Holdings Corporation (a)	12	496
Enzo Biochem, Inc. (a)	4	9
Evolent Health, Inc. - Class A (a)	6	194
Exact Sciences Corporation (a)	7	496
Exelixis, Inc. (a)	21	409
Fate Therapeutics, Inc. (a)	2	9
Figs, Inc. - Class A (a)	9	54
Fulcrum Therapeutics, Inc. (a)	2	6
Fulgent Genetics, Inc. (a)	1	45
G1 Therapeutics, Inc. (a) (b)	4	9
GE HealthCare Technologies Inc. (a)	6	488
Generation Bio Co. (a)	2	10
Gilead Sciences, Inc.	46	3,793
Glaukos Corporation (a)	3	127
Globus Medical, Inc. - Class A (a)	6	319
Haemonetics Corporation (a)	3	288
Halozyme Therapeutics, Inc. (a)	8	293
Harmony Biosciences Holdings Inc. (a)	2	57
Harvard Bioscience, Inc. (a)	2	7
HCA Healthcare, Inc.	5	1,250
Health Catalyst, Inc. (a)	1	15
HealthEquity, Inc. (a)	5	276
Healthstream, Inc.	2	58
Henry Schein, Inc. (a)	7	563
Heska Corporation (a)	—	16
Hologic, Inc. (a)	11	905
Horizon Orphan LLC (a)	2	28
Horizon Therapeutics Public Limited Company (a)	7	817
Humana Inc.	3	1,493
IDEAYA Biosciences, Inc. (a)	1	20
IDEXX Laboratories, Inc. (a)	3	1,285
Illumina, Inc. (a)	4	929
ImmunoGen, Inc. (a)	12	47
Immunovant, Inc. (a)	2	36
Inari Medical, Inc. (a)	1	54
Incyte Corporation (a)	6	449
Innoviva, Inc. (a)	12	134
Inogen, Inc. (a)	1	15
Inspire Medical Systems, Inc. (a)	—	66
Insulet Corporation (a)	1	251
Integer Holdings Corporation (a)	3	224
Integra LifeSciences Holdings Corporation (a)	5	295
Intellia Therapeutics, Inc. (a)	3	108
Intra-Cellular Therapies, Inc. (a)	3	136
Intuitive Surgical, Inc. (a)	5	1,253
Ionis Pharmaceuticals, Inc. (a)	4	132
Iovance Biotherapeutics, Inc. (a)	10	63
IQVIA Holdings Inc (a)	7	1,329
Iradimed Corp.	—	17
Ironwood Pharmaceuticals, Inc. - Class A (a)	13	140
Iveric Bio, Inc. (a)	7	173
Jazz Pharmaceuticals Public Limited Company (a)	4	554
Johnson & Johnson	63	9,769
KalVista Pharmaceuticals Inc. (a)	2	15
Karuna Therapeutics, Inc. (a)	1	117
Kodiak Sciences Inc. (a)	3	16
Krystal Biotech, Inc. (a)	2	131
Kura Oncology, Inc. (a)	3	32
Kymera Therapeutics, Inc. (a)	2	58
Laboratory Corporation of America Holdings	4	946
Lantheus Holdings, Inc. (a)	5	409
LeMaitre Vascular, Inc.	2	82
Lensar, Inc. (a)	—	1
Ligand Pharmaceuticals Incorporated (a)	1	92
LivaNova PLC (a)	4	154
Lumos Pharma, Inc. (a)	—	1
MacroGenics, Inc. (a)	3	23
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	69
Masimo Corporation (a)	3	580
McKesson Corporation	3	1,245
Medpace Holdings, Inc. (a)	2	355
Medtronic, Inc.	27	2,194
MeiraGTx Holdings plc (a)	1	6
Merck & Co., Inc.	74	7,850
Merit Medical Systems, Inc. (a)	4	263
Mersana Therapeutics, Inc. (a)	8	31
Mesa Laboratories, Inc.	—	46
Mettler-Toledo International Inc. (a)	1	1,267
Mirati Therapeutics, Inc. (a)	2	57
Moderna, Inc. (a)	14	2,179
ModivCare Inc. (a)	2	132
Molina Healthcare, Inc. (a)	2	653
Morphic Holding, Inc. (a)	1	46
Myriad Genetics, Inc. (a)	6	132
National HealthCare Corporation	2	114
National Research Corporation	1	30
Nektar Therapeutics (a)	6	4
Neogen Corporation (a)	5	90
Neogenomics, Inc. (a)	3	55
Neurocrine Biosciences, Inc. (a)	4	380
Nevro Corp. (a)	2	67
NextGen Healthcare, Inc. (a)	7	129
NGM Biopharmaceuticals, Inc. (a)	4	15
Novocure Limited (a)	1	77
Nurix Therapeutics, Inc. (a)	3	30
NuVasive, Inc. (a)	4	157
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	23
Omnicell, Inc. (a)	2	143
OPKO Health, Inc. (a)	34	50
OptimizeRX Corporation (a)	2	37
Option Care Health, Inc. (a)	6	202
Orasure Technologies, Inc. (a)	4	25
Organogenesis Holdings Inc. - Class A (a)	8	18
Organon & Co.	16	383
Orthofix Medical Inc. (a)	3	58
Orthopediatrics Corp. (a)	1	61
Outset Medical, Inc. (a)	3	64
Owens & Minor, Inc. (a)	7	100
Pacific Biosciences of California, Inc. (a)	5	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Pacira Pharmaceuticals, Inc. (a)	1	41
Patterson Companies, Inc.	8	223
PDL BioPharma, Inc. (a) (d)	6	14
Pediatrix Medical Group, Inc. (a)	7	101
Penumbra, Inc. (a)	1	348
PerkinElmer, Inc.	5	635
Perrigo Company Public Limited Company	9	317
PetIQ, Inc. - Class A (a)	2	18
Pfizer Inc.	153	6,226
Phibro Animal Health Corporation - Class A	2	24
Phreesia, Inc. (a)	4	132
Pliant Therapeutics, Inc. (a)	—	5
PMV Pharmaceuticals, Inc. (a)	6	30
Poseida Therapeutics, Inc. (a)	5	15
Pphm, Inc. (a)	3	48
Premier Healthcare Solutions, Inc. - Class A	9	300
Prestige Consumer Healthcare Inc. (a)	5	328
Progyny, Inc. (a)	2	63
Protagonist Therapeutics, Inc. (a)	6	139
Prothena Corporation Public Limited Company (a)	4	206
Psychemedics Corporation	1	3
Quest Diagnostics Incorporated	5	666
RadNet, Inc. (a)	4	94
Recursion Pharmaceuticals, Inc. - Class A (a)	8	50
Regeneron Pharmaceuticals, Inc. (a)	3	2,291
Regenxbio Inc. (a)	3	65
Relay Therapeutics, Inc. (a)	2	36
Repligen Corporation (a)	2	420
Replimune Group, Inc. (a)	3	60
ResMed Inc.	4	795
Revolution Medicines, Inc. (a)	3	67
Rhythm Pharmaceuticals, Inc. (a)	1	9
Rocket Pharmaceuticals, Inc. (a)	3	58
Sage Therapeutics Inc. (a)	1	55
Sangamo Therapeutics, Inc. (a)	13	22
Sarepta Therapeutics, Inc. (a)	2	277
Schrodinger, Inc. (a)	1	25
Seagen Inc. (a)	2	504
Seer, Inc. - Class A (a)	8	31
Select Medical Holdings Corporation	13	336
Sgry, LLC (a)	3	116
Shockwave Medical, Inc. (a)	1	123
SI-BONE, Inc. (a)	2	48
SIGA Technologies, Inc.	6	32
Sight Sciences, Inc. (a) (b)	3	23
Simulations Plus, Inc.	2	70
Sotera Health LLC (a)	13	227
Spectrum Pharmaceuticals, Inc. (a)	3	2
Springworks Therapeutics, Inc. (a)	1	27
STAAR Surgical Company (a)	1	66
Steris Limited	3	636
Stoke Therapeutics, Inc. (a)	2	19
Stryker Corporation	5	1,508
Supernus Pharmaceuticals, Inc. (a)	5	166
Surgalign Holdings, Inc. (a)	—	—
Surmodics, Inc. (a)	1	32
Sutro Biopharma, Inc. (a)	6	28
Syndax Pharmaceuticals, Inc. (a)	1	13
Syneos Health, Inc. - Class A (a)	7	257
Taro Pharmaceutical Industries Ltd (a)	3	72
Tarsus Pharmaceuticals, Inc. (a)	2	19
Teladoc Health, Inc. (a)	5	142
Teleflex Incorporated	2	577
Tenet Healthcare Corporation (a)	8	448
The Cooper Companies, Inc.	2	601
The Ensign Group, Inc.	5	449
The Pennant Group, Inc. (a)	3	39
Thermo Fisher Scientific Inc.	7	3,880
Twist Bioscience Corporation (a)	1	8
U. S. Physical Therapy, Inc.	1	110
UFP Technologies, Inc. (a)	—	39
United Therapeutics Corporation (a)	2	490
UnitedHealth Group Incorporated	22	10,344
Universal Health Services, Inc. - Class B	5	617
Utah Medical Products, Inc.	—	19
Vanda Pharmaceuticals Inc. (a)	5	33
Varex Imaging Corporation (a)	6	109
Vaxcyte, Inc. (a)	4	142
Veeva Systems Inc. - Class A (a)	2	375
Veracyte, Inc. (a)	3	77
Veradigm Inc. (a)	13	168
Vericel Corporation (a)	2	51
Vertex Pharmaceuticals Incorporated (a)	5	1,484
Viatris Inc.	56	536
Waters Corporation (a)	2	617
West Pharmaceutical Services, Inc.	2	610
Xencor, Inc. (a)	4	121
Zentalis Pharmaceuticals, Inc. (a)	3	57
Zimmer Biomet Holdings, Inc.	7	893
ZimVie Inc. (a)	1	4
Zoetis Inc. - Class A	12	1,994
		156,837
Consumer Discretionary 11.4%
1-800-Flowers.com, Inc. - Class A (a)	4	41
2U, Inc. (a)	10	71
Abercrombie & Fitch Co. - Class A (a)	6	177
Academy Sports & Outdoors, Inc.	7	469
Acushnet Holdings Corp.	5	248
Adient Public Limited Company (a)	6	230
ADT, Inc.	36	262
Adtalem Global Education Inc. (a)	4	165
Advance Auto Parts, Inc.	4	456
Airbnb, Inc. - Class A (a)	4	502
Amazon.com, Inc. (a)	218	22,507
American Axle & Manufacturing Holdings, Inc. (a)	12	97
American Eagle Outfitters, Inc.	17	235
American Outdoor Brands, Inc. (a)	2	16
American Public Education, Inc. (a)	2	10
America's Car Mart, Inc. (a)	1	77
Aptiv PLC (a)	8	876
Aramark	15	553
ARKO Corp. - Class A	3	25
Asbury Automotive Group, Inc. (a)	2	373
Autoliv, Inc.	8	704
AutoNation, Inc. (a)	6	817
AutoZone, Inc. (a)	—	1,168
Barnes & Noble Education, Inc. (a)	6	10
Bassett Furniture Industries, Incorporated	—	9
Bath & Body Works, Inc.	12	429
Beazer Homes USA, Inc. (a)	7	108
Best Buy Co., Inc.	13	1,016
Big 5 Sporting Goods Corporation	2	18
Big Lots, Inc. (b)	4	46
BJ's Restaurants, Inc. (a)	2	55
Bloomin' Brands, Inc.	5	127
Bluegreen Vacations Holding Corporation - Class A	2	44
Booking Holdings Inc. (a)	1	2,565
Boot Barn Holdings, Inc. (a)	3	257
BorgWarner Inc.	20	962
Boyd Gaming Corporation	4	272
Bright Horizons Family Solutions, Inc. (a)	3	201
Brinker International, Inc. (a)	3	102
Brunswick Corporation	7	578
Build-A-Bear Workshop, Inc. (a)	2	48
Burlington Stores, Inc. (a)	2	487
Caesars Entertainment, Inc. (a)	7	343
Caleres, Inc.	5	104
Camping World Holdings, Inc. - Class A	4	77
Capri Holdings Limited (a)	11	505
CarMax, Inc. (a)	7	466
Carnival Corporation (a) (b)	35	357
CarParts.com, Inc. (a)	6	32
Carriage Services, Inc.	2	64
Carrols Holdco Inc. (a)	5	11
Carter's, Inc.	4	286
Cavco Industries, Inc. (a)	1	211
Century Communities, Inc.	3	217
Chegg, Inc. (a)	4	72
Chewy, Inc. - Class A (a) (b)	3	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Chico's FAS, Inc. (a)	23	125
Chipotle Mexican Grill, Inc. (a)	1	1,145
Choice Hotels International, Inc.	3	334
Churchill Downs Incorporated	2	634
Chuy's Holdings, Inc. (a)	2	66
Citi Trends, Inc. (a)	2	35
Columbia Sportswear Company	5	486
Conn's, Inc. (a)	4	26
Cooper-Standard Holdings Inc. (a)	3	43
Coursera, Inc. (a)	4	45
Cracker Barrel Old Country Store, Inc.	2	211
Crocs, Inc. (a)	3	347
Culp, Inc.	2	8
D.R. Horton, Inc.	22	2,128
Dana Incorporated	17	259
Darden Restaurants, Inc.	6	891
Dave & Buster's Entertainment, Inc. (a)	4	153
Deckers Outdoor Corporation (a)	2	768
Denny's Corporation (a)	4	44
Designer Brands Inc. - Class A	8	73
Destination XL Group, Inc. (a)	4	25
Dick's Sporting Goods, Inc.	6	894
Dillard's, Inc. - Class A	2	570
Dine Brands Global, Inc.	1	85
Domino's Pizza, Inc.	1	279
Doordash, Inc. - Class A (a)	7	437
Dorman Products, Inc. (a)	2	197
Draftkings Inc. - Class A (a)	19	359
Duluth Holdings Inc. - Class B (a)	3	17
eBay Inc.	31	1,366
El Pollo Loco Holdings, Inc.	2	16
Escalade, Incorporated	1	13
Ethan Allen Interiors Inc.	3	93
ETSY, Inc. (a)	4	480
Expedia Group, Inc. (a)	3	286
Fiesta Restaurant Group, Inc. (a)	3	23
Five Below, Inc. (a)	4	777
Flexsteel Industries, Inc.	1	14
Floor & Decor Holdings, Inc. - Class A (a)	6	574
Foot Locker, Inc.	11	437
Ford Motor Company	128	1,612
Fossil Group, Inc. (a)	5	17
Fox Factory Holding Corp. (a)	3	376
Franchise Group, Inc. (b)	2	61
Frontdoor, Inc. (a)	6	157
Garmin Ltd.	7	677
General Motors Company	48	1,777
Genesco Inc. (a)	2	83
Gentex Corporation	18	504
Gentherm Incorporated (a)	3	152
Genuine Parts Company	6	1,033
G-III Apparel Group, Ltd. (a)	8	117
Gopro Inc. - Class A (a)	8	40
Graham Holdings Co., Ltd. - Class B	—	242
Grand Canyon Education, Inc. (a)	3	337
Green Brick Partners, Inc. (a)	3	92
Group 1 Automotive, Inc.	2	422
Guess ?, Inc.	8	152
H & R Block, Inc.	9	306
Hamilton Beach Brands Holding Company - Class A	1	10
Hanesbrands Inc.	31	161
Harley-Davidson, Inc.	13	503
Hasbro, Inc.	7	359
Haverty Furniture Companies, Inc.	2	50
Helen of Troy Limited (a)	2	177
Hibbett Inc.	2	110
Hilton Grand Vacations Inc. (a)	2	93
Hilton Worldwide Holdings Inc.	8	1,116
Hooker Furnishings Corporation	1	24
Hovnanian Enterprises, Inc. - Class A (a)	1	36
Hyatt Hotels Corporation - Class A (a)	2	209
Installed Building Products, Inc.	2	242
iRobot Corporation (a)	2	94
Jack in the Box Inc.	1	119
Johnson Outdoors Inc. - Class A	1	61
KB Home	7	288
Kohl's Corporation	14	325
Kontoor Brands, Inc.	3	166
Lakeland Industries, Inc.	—	2
Lands' End, Inc. (a)	2	15
Las Vegas Sands Corp. (a)	8	448
Laureate Education, Inc. - Class A	15	181
La-Z-Boy Incorporated	3	76
LCI Industries	2	257
Lear Corporation	5	667
Leggett & Platt, Incorporated	12	383
Lennar Corporation - Class A	11	1,187
Lennar Corporation - Class B	1	94
Leslie's, Inc. (a)	3	30
Levi Strauss & Co. - Class A	9	169
LGI Homes, Inc. (a)	2	248
Lifetime Brands, Inc.	1	7
Light & Wonder, Inc. (a)	6	364
Lithia Motors, Inc. - Class A	2	516
LKQ Corporation	11	643
LL Flooring, Inc. (a)	1	4
Lowe`s Companies, Inc.	13	2,644
Lululemon Athletica Canada Inc. (a)	3	1,123
M.D.C. Holdings, Inc.	5	195
M/I Homes, Inc. (a)	2	138
Macy's, Inc.	29	511
Malibu Boats, Inc. - Class A (a)	2	92
Marine Products Corporation	2	23
MarineMax, Inc. (a)	3	81
Marriott International, Inc. - Class A	7	1,223
Marriott Vacations Worldwide Corporation	3	418
MasterCraft Boat Holdings, Inc. (a)	1	24
Mattel, Inc. (a)	28	506
McDonald's Corporation	16	4,579
Meritage Homes Corporation	4	465
MGM Resorts International	11	504
Modine Manufacturing Company (a)	4	102
Mohawk Industries, Inc. (a)	3	267
Monarch Casino & Resort, Inc.	1	52
Monro, Inc.	3	139
Motorcar Parts of America, Inc. (a)	2	15
Movado Group, Inc.	1	32
Murphy USA Inc.	2	548
Nathan's Famous, Inc.	1	45
National Vision Holdings, Inc. (a)	5	91
Nautilus, Inc. (a)	3	5
Newell Brands Inc.	33	405
NIKE, Inc. - Class B	31	3,767
Nishka, Inc. - Class A (a) (b)	3	29
Nordstrom, Inc.	7	112
NVR, Inc. (a)	—	1,237
Ollie's Bargain Outlet Holdings, Inc. (a)	5	291
OneSpaWorld Holdings Limited (a)	7	83
O'Reilly Automotive, Inc. (a)	1	1,223
Oxford Industries, Inc.	1	152
Papa John's International, Inc.	2	159
Patrick Industries, Inc.	3	178
PENN Entertainment, Inc. (a)	6	191
Penske Automotive Group, Inc.	7	954
Perdoceo Education Corporation (a)	9	122
PetMed Express, Inc.	2	37
Planet Fitness, Inc. - Class A (a)	5	390
Playa Hotels & Resorts N.V. (a)	4	40
Polaris Inc.	5	601
Pool Corporation	2	543
Potbelly Corporation (a)	2	17
PulteGroup, Inc.	25	1,453
Purple Innovation, Inc. (a) (b)	5	13
PVH Corp.	5	427
Quantumscape Battery, Inc. - Class A (a) (b)	3	25
Qurate Retail, Inc. - Series A (a)	37	36
Ralph Lauren Corporation - Class A	4	443
Red Robin Gourmet Burgers, Inc. (a)	1	21
Red Rock Resorts, Inc. - Class A	3	147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Revolve Group Inc. - Class A (a)	1	30
RH (a)	1	295
Rocky Brands, Inc.	1	14
Ross Stores, Inc.	14	1,537
Royal Caribbean Cruises Ltd.	8	529
Ruth's Hospitality Group, Inc.	5	78
Sally Beauty Holdings, Inc. (a)	6	90
Seaworld Entertainment, Inc. (a)	5	308
Service Corporation International	13	909
Shake Shack, Inc. - Class A (a)	3	139
Shoe Carnival, Inc.	3	89
Signet Jewelers Limited	7	512
Six Flags Operations Inc. (a)	5	145
Skechers U.S.A., Inc. - Class A (a)	9	449
Skyline Champion Corporation (a)	4	307
Sleep Number Corporation (a)	1	43
Smith & Wesson Brands, Inc.	6	79
Sonic Automotive, Inc. - Class A	3	168
Sonos, Inc. (a)	6	111
Sportsman's Warehouse Holdings, Inc. (a)	3	27
Standard Motor Products, Inc.	2	88
Starbucks Corporation	25	2,652
Steven Madden, Ltd.	6	228
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	58
Strategic Education, Inc.	1	123
Strattec Security Corporation (a)	—	5
Stride, Inc. (a)	5	179
Superior Group of Companies, Inc.	1	8
Superior Industries International, Inc. (a)	2	9
Tapestry, Inc.	24	1,014
Taylor Morrison Home II Corporation - Class A (a)	11	440
Tempur Sealy International, Inc.	9	367
Tesla Inc. (a)	53	10,966
Texas Roadhouse, Inc. - Class A	5	517
The Aaron's Company, Inc.	3	28
The Buckle, Inc.	6	201
The Cato Corporation - Class A	2	20
The Cheesecake Factory Incorporated (b)	6	208
The Children's Place, Inc. (a)	2	88
The Container Store Group, Inc. (a)	3	10
The Gap, Inc.	32	326
The Goodyear Tire & Rubber Company (a)	25	273
The Home Depot, Inc.	29	8,626
The Lovesac Company (a)	1	38
The ODP Corporation (a)	6	251
The One Group Hospitality, Inc. (a)	2	12
The Steak N Shake Company - Class A (a)	—	9
The Steak N Shake Company - Class B (a)	—	19
The TJX Companies, Inc.	38	2,969
The Wendy's Company	16	346
Thor Industries, Inc.	5	411
Tile Shop Holdings, Inc. (a) (b)	7	32
Tilly's, Inc. - Class A (a)	1	8
Toll Brothers, Inc.	8	474
TopBuild Corp. (a)	3	620
Topgolf Callaway Brands Corp. (a)	14	297
Tractor Supply Company	5	1,082
Travel + Leisure Co.	7	257
TRI Pointe Homes Holdings, Inc. (a)	8	194
Tupperware Brands Corporation (a)	4	10
Ulta Beauty, Inc. (a)	3	1,433
Under Armour, Inc. - Class A (a)	11	106
Under Armour, Inc. - Class C (a)	14	118
Unifi, Inc. (a)	2	17
Universal Electronics Inc. (a)	1	8
Universal Technical Institute, Inc. (a)	2	12
Upbound Group, Inc.	6	136
Urban Outfitters, Inc. (a)	7	200
V.F. Corporation	17	382
Vail Resorts, Inc.	3	593
Vera Bradley, Inc. (a)	3	19
Victoria's Secret & Co. (a)	5	168
Vista Outdoor Inc. (a)	5	129
Visteon Corporation (a)	2	319
Vizio Holding Corp. - Class A (a)	7	62
VOXX International Corporation - Class A (a)	2	24
Weyco Group, Inc.	1	24
Whirlpool Corporation	6	744
Williams-Sonoma, Inc.	6	676
Wingstop Inc.	1	178
Winmark Corporation	—	79
Winnebago Industries, Inc.	2	126
Wolverine World Wide, Inc.	3	49
Wyndham Hotels & Resorts, Inc.	7	473
Wynn Resorts, Limited (a)	3	349
YETI Holdings, Inc. (a)	5	189
Yum! Brands, Inc.	8	1,054
Zumiez Inc. (a)	2	41
		146,558
Communication Services 7.5%
Activision Blizzard, Inc.	19	1,595
Alphabet Inc. - Class A (a)	147	15,277
Alphabet Inc. - Class C (a)	136	14,188
Altice USA, Inc. - Class A (a)	13	46
AMC Networks, Inc. - Class A (a)	4	76
Angi Inc. - Class A (a) (b)	7	17
Anterix Inc. (a)	1	50
AT&T Inc.	232	4,462
ATN International, Inc.	3	105
Bandwidth Inc. - Class A (a)	1	12
Boston Omaha Corporation - Class A (a)	1	33
Bumble Inc. - Class A (a)	2	36
Cable One, Inc.	—	273
CarGurus, Inc. - Class A (a)	3	57
Cars.com Inc. (a)	9	176
Cinemark Holdings, Inc. (a)	3	41
Cogent Communications Holdings, Inc.	3	214
Comcast Corporation - Class A	201	7,629
Comscore, Inc. (a)	7	8
Consolidated Communications Holdings, Inc. (a)	13	34
DallasNews Corporation - Series A	1	3
DHI Group, Inc. (a)	—	1
Dish Network Corporation - Class A (a)	14	131
EchoStar Corporation - Class A (a)	4	76
Electronic Arts Inc.	8	971
Endeavor Group Holdings, Inc. - Class A (a)	3	69
Entravision Communications Corporation - Class A	6	33
Former Charter Communications Parent, Inc. - Class A (a)	4	1,570
Fox Corporation - Class A	15	497
Fox Corporation - Class B	11	349
Frontier Communications Parent, Inc. (a)	11	253
Gannett Co., Inc. (a)	17	32
Gray Television, Inc.	11	100
IDT Corporation - Class B (a)	3	95
iHeartMedia, Inc. - Class A (a)	8	33
IMAX Corporation (a)	6	120
Integral Ad Science Holding Corp. (a)	4	56
Intelsat Inflight LLC (a)	3	46
Iridium Communications Inc.	11	661
John Wiley & Sons, Inc. - Class A	4	137
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	99
Liberty Broadband Corporation - Series C (a)	5	401
Liberty Latin America Ltd. - Class A (a)	2	18
Liberty Latin America Ltd. - Class C (a)	13	104
Liberty Media Corporation - Series A (a)	—	12
Liberty Media Corporation - Series A (a)	1	61
Liberty Media Corporation - Series A (a)	5	151
Liberty Media Corporation - Series C (a)	3	96
Liberty Media Corporation - Series C (a)	10	274
Liberty Media Corporation - Series C (a)	7	536
Lions Gate Entertainment Corp. - Class A (a)	5	50
Lions Gate Entertainment Corp. - Class B (a)	16	162
Live Nation Entertainment, Inc. (a)	7	474
Lumen Technologies Inc.	98	259
Madison Square Garden Entertainment Corp. - Class A (a)	2	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Madison Square Garden Entertainment Corp. - Class A	—	75
Magnite, Inc. (a)	7	67
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	278
Meta Platforms, Inc. - Class A (a)	68	14,515
Netflix, Inc. (a)	8	2,659
News Corporation - Class A	22	385
News Corporation - Class B	11	189
Nexstar Media Group, Inc. - Class A	4	745
Omnicom Group Inc.	12	1,125
Paramount Global - Class A	1	26
Paramount Global - Class B	25	555
Pinterest, Inc. - Class A (a)	6	164
Playtika Holding Corp. (a)	11	123
PubMatic, Inc. - Class A (a)	3	40
QuinStreet, Inc. (a)	2	37
Quotient Technology Inc. (a)	7	24
Reading International, Inc. - Class A (a)	2	6
Roblox Corporation - Class A (a)	3	138
Roku Inc. - Class A (a)	1	70
Scholastic Corporation	3	120
Shenandoah Telecommunications Company	3	53
Shutterstock, Inc.	2	176
Sinclair Broadcast Group, Inc. - Class A	4	69
Sirius XM Holdings Inc. (b)	36	141
Snap Inc. - Class A (a)	8	94
Spok Holdings, Inc.	2	21
Spotify Technology S.A. (a)	3	466
Take-Two Interactive Software, Inc. (a)	6	659
TechTarget, Inc. (a)	1	50
TEGNA Inc.	23	387
Telephone and Data Systems, Inc.	9	99
The E.W. Scripps Company - Class A (a)	8	73
The Interpublic Group of Companies, Inc.	25	924
The Marcus Corporation	3	55
The New York Times Company - Class A	12	455
The Trade Desk, Inc. - Class A (a)	5	327
The Walt Disney Company (a)	41	4,141
Thryv Holdings, Inc. (a)	3	59
T-Mobile USA, Inc. (a)	16	2,371
Townsquare Media, Inc. - Class A	2	13
Travelzoo (a)	1	6
TripAdvisor, Inc. (a)	7	135
Truecar, Inc. (a)	12	28
United States Cellular Corporation (a)	2	49
Verizon Communications Inc.	243	9,441
Warner Bros. Discovery, Inc. - Series A (a)	78	1,175
Warner Music Group Corp. - Class A	5	156
WideOpenWest, Inc. (a)	3	30
World Wrestling Entertainment, Inc. - Class A	3	244
Yelp Inc. (a)	5	148
Zedge, Inc. - Class B (a)	1	1
Ziff Davis, Inc. (a)	4	336
ZoomInfo Technologies Inc. - Class A (a)	2	62
		96,179
Consumer Staples 6.7%
Albertsons Companies, Inc. - Class A	12	242
Alico, Inc.	1	20
Altria Group, Inc.	39	1,745
Archer-Daniels-Midland Company	15	1,167
B&G Foods, Inc.	7	114
Bellring Intermediate Holdings, Inc. (a)	7	250
BJ's Wholesale Club Holdings, Inc. (a)	10	783
Brown-Forman Corporation - Class A	3	205
Brown-Forman Corporation - Class B	11	685
Bunge Limited	7	667
Calavo Growers, Inc.	2	48
Cal-Maine Foods, Inc.	5	275
Campbell Soup Company	15	808
Casey's General Stores, Inc.	3	740
Celsius Holdings, Inc. (a)	1	134
Central Garden & Pet Company (a)	1	47
Central Garden & Pet Company - Class A (a)	4	158
Church & Dwight Co., Inc.	8	740
Coca-Cola Consolidated, Inc.	1	405
Colgate-Palmolive Company	23	1,735
Conagra Brands, Inc.	18	663
Constellation Brands, Inc. - Class A	4	966
Costco Wholesale Corporation	12	5,883
Coty Inc. - Class A (a)	55	657
Darling Ingredients Inc. (a)	10	605
Del Monte Fresh Produce Company	5	164
Dollar General Corporation	5	1,151
Dollar Tree, Inc. (a)	12	1,761
e.l.f. Beauty, Inc. (a)	4	321
Edgewell Personal Care Colombia S A S	4	159
Energizer Holdings, Inc.	7	229
Farmer Bros. Co. (a)	2	6
Flowers Foods, Inc.	15	424
Freshpet, Inc. (a)	1	52
General Mills, Inc.	17	1,446
Grocery Outlet Holding Corp. (a)	6	176
Herbalife Nutrition Ltd. (a)	8	134
Hormel Foods Corporation	16	627
Hostess Brands, Inc. - Class A (a)	14	344
Ingles Markets, Incorporated - Class A	2	162
Ingredion Incorporated	5	546
Inter Parfums, Inc.	3	377
J & J Snack Foods Corp.	1	198
John B. Sanfilippo & Son, Inc.	1	84
Kellogg Company	16	1,063
Keurig Dr Pepper Inc.	18	651
Kimberly-Clark Corporation	10	1,362
Kraft Foods Group, Inc.	18	705
Lamb Weston Holdings, Inc.	7	710
Lancaster Colony Corporation	2	377
Limoneira Company	1	18
McCormick & Company, Incorporated	8	656
McCormick & Company, Incorporated	1	50
Medifast, Inc.	1	52
MGPI Processing, Inc.	2	182
Mission Produce, Inc. (a)	3	37
Molson Coors Beverage Company - Class B	9	482
Mondelez International, Inc. - Class A	27	1,883
Monster Beverage 1990 Corporation (a)	14	743
National Beverage Corp. (a)	4	232
Natural Grocers By Vitamin Cottage, Inc.	2	25
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	8
Nu Skin Enterprises, Inc. - Class A	5	185
Oil-Dri Corporation of America	—	17
PepsiCo, Inc.	41	7,561
Performance Food Group Company (a)	9	548
Philip Morris International Inc.	33	3,202
Pilgrim's Pride Corporation (a)	14	313
Post Holdings, Inc. (a)	6	522
PriceSmart, Inc.	2	164
Reynolds Consumer Products Inc.	10	262
Seaboard Corporation	—	60
Seneca Foods Corporation - Class A (a)	1	36
Sovos Brands, Inc. (a)	4	62
Spartannash Company	6	137
Spectrum Brands Holdings, Inc.	3	192
Sprouts Farmers Market, Inc. (a)	9	324
Sysco Corporation	15	1,123
Target Corporation	14	2,279
The Andersons, Inc.	3	134
The Boston Beer Company, Inc. - Class A (a)	1	182
The Chefs' Warehouse, Inc. (a)	3	86
The Clorox Company	4	687
The Coca-Cola Company	96	5,956
The Duckhorn Portfolio Inc. (a)	3	50
The Estee Lauder Companies Inc. - Class A	6	1,366
The Hain Celestial Group, Inc. (a)	6	106
The Hershey Company	5	1,180
The Honest Company, Inc. (a)	13	23
The J. M. Smucker Company	4	685
The Kroger Co.	54	2,667
The Procter & Gamble Company	62	9,283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Simply Good Foods Company (a)	7	272
Tootsie Roll Industries, Inc.	3	157
Treehouse Foods, Inc. (a)	5	245
Turning Point Brands, Inc.	2	40
Tyson Foods, Inc. - Class A	12	735
United Natural Foods, Inc. (a)	6	152
Universal Corporation	3	143
US Foods Holding Corp. (a)	16	576
USANA Health Sciences, Inc. (a)	2	115
Vector Group Ltd.	11	132
Village Super Market, Inc. - Class A	1	22
Vital Farms, Inc. (a)	3	39
Walgreens Boots Alliance, Inc.	25	876
Walmart Inc.	42	6,217
WD-40 Company	1	118
Weis Markets, Inc.	2	171
		86,742
Energy 6.2%
Adams Resources & Energy, Inc.	—	9
Alto Ingredients, Inc. (a)	10	15
Antero Midstream Corporation	36	379
Antero Resources Corporation (a)	25	568
Apa Corp.	14	499
Arch Resources, Inc. - Class A	3	368
Archrock, Inc.	13	130
Ardmore Shipping Services (Ireland) Limited	4	64
Baker Hughes Company - Class A	35	1,016
Berry Corporation (Bry)	5	42
Bristow Holdings U.S. Inc. (a)	1	12
Cactus, Inc. - Class A	4	158
California Resources Corporation	5	177
Callon Petroleum Company (a)	6	197
Centrus Energy Corp. - Class A (a)	1	35
ChampionX Corporation	15	411
Cheniere Energy, Inc.	8	1,238
Chesapeake Energy Corporation	12	876
Chevron Corporation	57	9,337
Chord Energy Corporation	3	408
Civitas Resources, Inc.	2	113
Clean Energy Fuels Corp. (a)	22	98
CNX Resources Corporation (a)	19	299
Comstock Resources, Inc.	27	291
ConocoPhillips	51	5,046
CONSOL Energy Inc.	5	273
Core Laboratories N.V.	4	89
Coterra Energy Inc.	58	1,428
CVR Energy, Inc.	9	285
Delek US Holdings, Inc.	8	194
Denbury Inc. (a)	5	469
Devon Energy Corporation	42	2,113
DHT Holdings, Inc.	22	242
Diamondback Energy, Inc.	13	1,816
DMC Global Inc. (a)	2	49
Dorian LPG Ltd.	3	58
Dril-Quip, Inc. (a)	4	117
DT Midstream, Inc.	7	333
Enlink Midstream, LLC	42	459
EOG Resources, Inc.	22	2,493
EQT Corporation	20	644
Equitrans Midstream Corporation	38	221
Evolution Petroleum Corporation	3	17
Expro Group Holdings N.V. (a)	4	67
Exxon Mobil Corporation	122	13,326
Forum Energy Technologies, Inc. (a)	1	14
Geospace Technologies Corporation (a)	1	5
Green Plains Inc. (a)	4	123
Gulf Island Fabrication, Inc. (a)	1	3
Gulfport Energy Operating Corporation (a)	1	72
Hallador Energy Company (a)	3	28
Halliburton Company	36	1,127
Helix Energy Solutions Group, Inc. (a)	22	168
Helmerich & Payne, Inc.	8	293
Hess Corporation	9	1,202
HF Sinclair Corporation	17	814
International Seaways, Inc.	2	82
Kinder Morgan, Inc.	68	1,183
Kosmos Energy Ltd. (a)	42	309
Liberty Energy Inc. - Class A	17	212
Magnolia Oil & Gas Corporation - Class A	15	338
Mammoth Energy Services, Inc. (a)	2	10
Marathon Oil Corporation	37	875
Marathon Petroleum Corporation	25	3,329
Matador Resources Company	11	545
Murphy Oil Corporation	12	444
Nabors Industries Ltd. (a)	1	105
NACCO Industries, Inc. - Class A	—	18
National Energy Services Reunited Corporation (a)	4	22
Natural Gas Services Group, Inc. (a)	2	17
New Fortress Energy Inc. - Class A (b)	3	101
Newpark Resources, Inc. (a)	10	40
NexTier Oilfield Solutions Inc. (a)	28	219
Noble Corporation PLC (a)	4	168
Nordic American Tankers Limited	31	121
Nov Inc.	29	544
Occidental Petroleum Corporation	39	2,428
Oceaneering International, Inc. (a)	12	205
Oil States International, Inc. (a)	6	49
ONEOK, Inc.	22	1,368
Overseas Shipholding Group, Inc. - Class A (a)	5	19
Ovintiv Canada ULC	20	713
Par Pacific Holdings, Inc. (a)	7	206
Patterson-UTI Energy, Inc.	17	198
PBF Energy Inc. - Class A	12	520
PDC Energy, Inc.	10	633
Peabody Energy Corporation (a)	12	307
Permian Resources Corporation - Class A	20	209
Phillips 66	14	1,465
Phx Minerals Inc. - Class A	2	4
Pioneer Natural Resources Company	10	2,142
Propetro Holding Corp. (a)	11	79
Range Resources Corporation	16	432
Ranger Oil Corporation - Class A	—	11
REX American Resources Corporation (a)	1	15
RPC, Inc.	13	97
Schlumberger Limited	32	1,550
Scorpio Tankers Inc.	6	353
SEACOR Marine Holdings Inc. (a)	2	14
Select Energy Services, Inc. - Class A	12	82
SFL Corporation Ltd.	16	148
SM Energy Company	13	375
Solaris Oilfield Infrastructure, Inc. - Class A	2	17
Southwestern Energy Company (a)	72	359
STR Sub Inc. - Class A	3	59
Talos Energy Inc. (a)	7	110
Targa Resources Corp.	8	580
TechnipFMC PLC	27	373
Teekay Shipping (Canada) Ltd. (a)	7	46
Teekay Tankers Ltd. - Class A (a)	—	19
TETRA Technologies, Inc. (a)	8	21
Texas Pacific Land Corporation	—	597
The Williams Companies, Inc.	41	1,212
Tidewater Inc. (a)	3	131
Transocean Ltd. (a) (c)	35	225
U.S. Silica Holdings, Inc. (a)	12	146
Valaris Limited (a)	2	116
Valero Energy Corporation	17	2,378
Vital Energy, Inc. (a)	1	59
Vitesse Energy, Inc.	2	40
W&T Offshore, Inc. (a)	16	80
Weatherford International Public Limited Company (a)	5	315
World Fuel Services Corporation	5	133
		79,648
Materials 4.4%
AdvanSix Inc.	4	165
Air Products and Chemicals, Inc.	4	1,236
Albemarle Corporation	4	825
Alcoa Corporation	16	666
Alpha Metallurgical Resources, Inc.	1	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Amcor Pty Ltd	73	832
American Vanguard Corporation	4	78
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	5	533
Arconic Corporation (a)	10	273
Ardagh Metal Packaging S.A.	7	28
Ashland Inc.	4	379
ATI Inc. (a)	8	307
Avery Dennison Corporation	4	699
Avient Corporation	7	280
Axalta Coating Systems Ltd. (a)	20	600
Balchem Corporation	2	252
Ball Corporation	16	906
Berry Global Group, Inc.	13	768
Cabot Corporation	5	382
Carpenter Technology Corporation	5	228
Celanese Corporation - Class A	8	876
Century Aluminum Company (a)	8	85
CF Industries Holdings, Inc.	11	820
Chase Corporation	1	97
Clearwater Paper Corporation (a)	2	66
Cleveland-Cliffs Inc. (a)	55	1,004
Coeur Mining, Inc. (a)	17	69
Commercial Metals Company	12	568
Compass Minerals International, Inc.	3	114
Core Molding Technologies, Inc. (a)	1	14
Corteva, Inc.	17	1,020
Crown Holdings, Inc.	9	706
Dow Inc.	33	1,828
DuPont de Nemours, Inc.	15	1,062
Eagle Materials Inc.	3	489
Eastman Chemical Company	7	557
Ecolab Inc.	4	655
Ecovyst Inc. (a)	4	45
Element Solutions Inc.	19	376
Ferroglobe PLC (a)	13	65
Flotek Industries, Inc. (a)	1	1
FMC Corporation	4	481
Fortitude Gold Corporation	1	9
Freeport-McMoRan Inc.	53	2,164
FutureFuel Corp.	4	27
Glatfelter Corporation	4	14
Gold Resource Corporation	4	5
Graphic Packaging Holding Company	29	735
Greif, Inc. - Class A	3	198
Greif, Inc. - Class B	1	80
H.B. Fuller Company	4	285
Hawkins, Inc.	2	85
Haynes International, Inc.	2	77
Hecla Mining Company	43	273
Huntsman Corporation	18	500
Ingevity Corporation (a)	4	279
Innospec Inc.	2	222
International Flavors & Fragrances Inc.	10	884
International Paper Company	15	542
Intrepid Potash, Inc. (a)	2	57
Kaiser Aluminum Corporation	1	82
Koppers Holdings Inc.	2	81
Kronos Worldwide, Inc.	9	83
Legacy Vulcan Corp.	5	833
Linde Public Limited Company	11	3,854
Livent Corporation (a)	7	144
Louisiana-Pacific Corporation	8	460
LSB Industries, Inc. (a)	4	36
LyondellBasell Industries N.V. - Class A	23	2,172
Martin Marietta Materials, Inc.	2	810
Materion Corporation	2	236
MATIV Holdings, Inc.	5	109
Mercer International Inc.	11	107
Minerals Technologies Inc.	3	194
MOS Holdings Inc.	25	1,153
MP Materials Corp. - Class A (a)	6	166
Myers Industries, Inc.	3	74
NewMarket Corporation	1	379
Newmont Corporation	29	1,415
Nucor Corporation	16	2,498
O-I Glass, Inc. (a)	14	319
Olin Corporation	15	818
Olympic Steel, Inc.	1	55
Orion Engineered Carbons Finance & Co. S.C.A.	3	83
Packaging Corporation of America	6	854
PPG Industries, Inc.	8	1,078
Quaker Chemical Corporation	1	201
Ramaco Resources, Inc.	5	44
Ranpak Holdings Corp - Class A (a)	3	15
Rayonier Advanced Materials Inc. (a)	11	72
Reliance Steel & Aluminum Co.	4	1,150
Royal Gold, Inc.	2	312
RPM International Inc.	7	611
Ryerson Holding Corporation	3	95
Schnitzer Steel Industries, Inc. - Class A	3	83
Sealed Air Corporation	7	327
Sensient Technologies Corporation	3	253
Silgan Holdings Inc.	13	677
Sonoco Products Company	10	584
Southern Copper Corporation	4	320
Steel Dynamics, Inc.	16	1,824
Stepan Company	2	233
Summit Materials, Inc. - Class A (a)	10	280
SunCoke Energy, Inc.	8	71
Sylvamo Corporation	2	81
The Chemours Company	15	450
The Scotts Miracle-Gro Company	2	149
The Sherwin-Williams Company	7	1,581
TimkenSteel Corporation (a)	5	83
Tredegar Corporation	3	26
TriMas Corporation	5	128
Trinseo Public Limited Company	5	95
Tronox Holdings PLC	10	144
United States Lime & Minerals, Inc.	—	76
United States Steel Corporation	26	666
Universal Stainless & Alloy Products, Inc. (a)	1	7
Valvoline, Inc.	6	225
Warrior Met Coal, Inc.	7	269
Westlake Corporation	6	663
WestRock Company	11	338
Worthington Industries, Inc.	4	252
		57,433
Utilities 2.7%
ALLETE, Inc.	3	219
Alliant Energy Corporation	8	453
Ameren Corporation	9	769
American Electric Power Company, Inc.	11	981
American States Water Company	2	161
American Water Works Company, Inc.	5	748
Artesian Resources Corporation - Class A	1	52
Atlantica Sustainable Infrastructure PLC	6	180
Atmos Energy Corporation	4	502
AVANGRID, Inc.	4	161
Avista Corporation	3	139
Black Hills Corporation	4	274
Brookfield Renewable Corporation - Class A	6	206
California Water Service Group	3	179
CenterPoint Energy, Inc.	19	564
Chesapeake Utilities Corporation	1	112
Clearway Energy, Inc. - Class A	4	108
Clearway Energy, Inc. - Class C	6	195
CMS Energy Corporation	9	572
Consolidated Edison, Inc.	9	836
Consolidated Water Co. Ltd.	2	30
Constellation Energy Group, Inc.	9	698
Dominion Energy, Inc.	20	1,106
DTE Energy Company	6	689
Duke Energy Corporation	18	1,695
Edison International	12	866
Entergy Corporation	6	600
Essential Utilities, Inc.	8	340
Evergy, Inc.	8	479
Eversource Energy	11	870

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Exelon Corporation	23	944
FirstEnergy Corp.	18	717
Genie Energy Ltd. - Class B	2	27
Hawaiian Electric Industries, Inc.	6	230
IDACORP, Inc.	3	371
MGE Energy, Inc.	3	203
Middlesex Water Company	2	121
National Fuel Gas Company	5	287
New Jersey Resources Corporation	8	444
NextEra Energy, Inc.	47	3,595
NiSource Inc.	15	411
Northwest Natural Holding Company	2	100
NorthWestern Corporation	4	204
NRG Energy, Inc.	19	647
OGE Energy Corp.	13	472
One Gas, Inc.	4	290
Ormat Technologies, Inc.	4	370
Otter Tail Corporation	2	161
PG&E Corporation (a)	62	1,009
Pinnacle West Capital Corporation	6	500
PNM Resources, Inc.	6	301
Portland General Electric Company	5	262
PPL Corporation	24	672
Public Service Enterprise Group Incorporated	16	1,019
Sempra Energy	8	1,195
SJW Group	2	137
Southwest Gas Holdings, Inc.	4	234
Spire Inc.	3	220
Sunnova Energy International Inc. (a) (b)	6	93
The AES Corporation	20	489
The Southern Company	25	1,708
The York Water Company	1	66
UGI Corporation	9	326
Unitil Corporation	1	80
Via Renewables, Inc. - Class A (a) (b)	—	5
Vistra Corp.	31	741
WEC Energy Group Inc.	9	863
Xcel Energy Inc.	15	979
		35,277
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	13	969
Cushman & Wakefield PLC (a)	17	176
Douglas Elliman Inc.	5	17
Dwight A. Walker Real Estate, Inc. - Class A	3	56
eXp World Holdings, Inc. (b)	2	28
Florida Rock Properties, Inc. (a)	1	31
Forestar Group Inc. (a)	—	6
Jones Lang LaSalle Incorporated (a)	4	511
Kennedy-Wilson Holdings, Inc.	13	219
Marcus & Millichap Company	2	77
Newmark Group, Inc. - Class A	16	113
Rafael Holdings, Inc. - Class B (a)	1	2
Realogy Holdings Corp. (a)	13	69
Stratus Properties Inc.	—	9
Tejon Ranch Co. (a)	3	57
The Howard Hughes Corporation (a)	3	257
The Rmr Group Inc. - Class A	2	50
The St. Joe Company	6	240
Zillow Group, Inc. - Class A (a)	2	99
Zillow Group, Inc. - Class C (a)	8	361
		3,347
Total Common Stocks (cost $870,383)		1,290,139
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	2	55
Total Preferred Stocks (cost $54)		55
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Achillion Pharmaceuticals, Inc. (a) (d)	8	12
Albireo Pharma, Inc. (a) (f)	2	5
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	1
Resolute Forest Products Inc. (a) (f)	8	12
ZAGG Inc (a) (d)	4	—
Total Rights (cost $0)		32
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (d) (g)	1	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 4.48% (h) (i)	2,107	2,107
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (h) (i)	413	413
Total Short Term Investments (cost $2,520)		2,520
Total Investments 100.1% (cost $872,957)		1,292,746
Other Assets and Liabilities, Net (0.1)%		(1,904)
Total Net Assets 100.0%		1,290,842

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	11	—
TE Connectivity Ltd.	11/28/16	709	1,114	0.1
Transocean Ltd.	07/07/15	415	225	—
		1,143	1,350	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,290,064	61	14	1,290,139
Preferred Stocks	55	—	—	55
Rights	—	17	15	32
Other Equity Interests	—	—	—	—
Short Term Investments	2,520	—	—	2,520
	1,292,639	78	29	1,292,746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Industrials 20.4%
AAON, Inc.	9	867
AAR Corp. (a)	6	329
ABM Industries Incorporated	17	754
ACCO Brands Corporation	28	147
Acme United Corporation	1	16
Acuity Brands, Inc.	8	1,381
ACV Auctions Inc. - Class A (a)	23	297
Aerojet Rocketdyne Holdings, Inc. (a)	19	1,080
AeroVironment, Inc. (a)	9	790
Air Lease Corporation - Class A	28	1,099
Air Transport Services Group, Inc. (a)	21	443
Alamo Group Inc.	3	616
Alaska Air Group, Inc. (a)	18	736
Albany International Corp. - Class A	8	757
Alight, Inc. - Class A (a)	67	618
Allegiant Travel Company (a)	3	291
Allied Motion Technologies Inc.	5	197
Allison Systems, Inc.	23	1,060
Alta Equipment Group Inc. - Class A	8	133
Ameresco, Inc. - Class A (a)	7	328
American Superconductor Corporation (a)	7	34
American Woodmark Corporation (a)	4	233
APi Group Corp (a)	45	1,009
Apogee Enterprises, Inc.	5	223
Applied Industrial Technologies, Inc.	7	1,060
ARC Document Solutions, Inc.	8	25
Arcbest Corporation	4	382
Arcosa, Inc.	9	549
Argan, Inc.	4	176
Armstrong World Industries, Inc.	8	587
ASGN Incorporated (a)	13	1,083
Astec Industries, Inc.	7	273
Astronics Corporation (a)	8	108
Astronics Corporation - Class B (a)	—	2
Atkore Inc. (a)	8	1,091
AZZ Inc.	5	199
Babcock & Wilcox Enterprises, Inc. (a)	3	17
Barnes Group Inc.	9	362
Barrett Business Services, Inc.	2	178
Beacon Roofing Supply, Inc. (a)	12	699
BGSF, Inc.	2	17
Blue Bird Global Corporation (a)	1	20
BlueLinx Holdings Inc. (a)	3	184
Boise Cascade Company	7	437
Bowman Consulting Group Ltd. (a)	3	93
Brady Corporation - Class A	8	414
BrightView Holdings, Inc. (a)	21	117
Broadwind Inc. (a)	2	7
BWXT Government Group, Inc.	15	914
Byrna Technologies Inc. (a)	1	10
Caci International Inc. - Class A (a)	2	530
Cadre Holdings, Inc.	1	27
Casella Waste Systems, Inc. - Class A (a)	9	739
CBIZ, Inc. (a)	9	426
CECO Environmental Corp. (a)	10	141
Chart Industries, Inc. (a)	6	757
Cimpress Public Limited Company (a)	7	291
CIRCOR International, Inc. (a)	7	203
Civeo Corporation (a)	4	81
Clean Harbors, Inc. (a)	8	1,139
Columbus McKinnon Corporation	7	245
Comfort Systems USA, Inc.	7	1,029
Commercial Vehicle Group, Inc. (a)	9	67
Concentrix Corporation	1	167
Concrete Pumping Holdings, Inc. (a)	14	93
Conduent Incorporated (a)	57	194
Construction Partners, Inc. - Class A (a)	6	161
Copa Holdings, S.A. - Class A (a)	4	397
Core & Main, Inc. - Class A (a) (b)	20	472
Costamare Inc.	19	174
Covenant Logistics Group, Inc. - Class A	4	124
CRA International, Inc.	2	218
Crane Holdings, Co.	3	384
CSG Systems International, Inc.	7	354
CSW Industrials, Inc.	3	350
Curtiss-Wright Corporation	3	502
Daseke Companies, Inc. (a)	14	111
Deluxe Corporation	10	155
Distribution Solutions Group, Inc. (a)	4	192
DLH Holdings Corp. (a)	1	8
Donaldson Company, Inc.	2	144
Douglas Dynamics, Inc.	6	205
Driven Brands Holdings Inc. (a)	16	486
Ducommun Incorporated (a)	4	196
Dun & Bradstreet Holdings, Inc.	20	229
DXP Enterprises, Inc. (a)	5	140
Dycom Industries, Inc. (a)	5	476
Eagle Bulk Shipping Inc.	4	178
Eastern Company The	1	24
EMCOR Group, Inc.	7	1,107
Encore Wire Corporation	3	599
Energy Recovery, Inc. (a)	9	212
Enerpac Tool Group Corp. - Class A	8	197
EnerSys	7	612
Eneti Inc.	12	111
Ennis, Inc.	8	167
EnPro Industries, Inc.	4	396
ESAB Corporation	6	370
ESCO Technologies Inc.	4	402
EVI Industries, Inc. (a)	4	71
Evoqua Water Technologies Corp. (a)	19	964
Exponent, Inc.	9	886
Federal Signal Corporation	10	535
First Advantage Corporation (a)	9	132
Flowserve Corporation	22	747
Fluor Corporation (a)	23	716
Forrester Research, Inc. (a)	5	167
Forward Air Corporation	5	507
Franklin Covey Co. (a)	4	153
Franklin Electric Co., Inc.	8	773
FTI Consulting, Inc. (a)	5	909
FuelCell Energy, Inc. (a) (b)	63	180
Gates Industrial Corporation PLC (a)	50	688
GATX Corporation	6	674
Genco Shipping & Trading Limited	13	207
Gibraltar Industries, Inc. (a)	5	266
Global Industrial Company	7	198
GMS Inc. (a)	7	406
GrafTech International Ltd.	39	188
Graham Corporation (a)	2	30
Granite Construction Incorporated	8	320
Great Lakes Dredge & Dock Corporation (a)	16	85
Greenpower Motor Company Inc. (a) (b)	4	8
Griffon Corporation	10	306
GXO Logistics Inc. (a)	16	784
H&E Equipment Services, Inc.	6	244
Harsco Corporation (a)	19	129
Hawaiian Holdings, Inc. (a)	14	130
Hayward Holdings, Inc. (a)	25	295
Healthcare Services Group, Inc.	18	257
Heartland Express, Inc.	12	195
Heidrick & Struggles International, Inc.	6	171
Helios Technologies, Inc.	5	354
Herc Holdings Inc.	5	585
Heritage-Crystal Clean, Inc. (a)	7	255
Hertz Global Holdings, Inc. (a)	50	818
Hexcel Corporation	10	653
Hillenbrand, Inc.	11	546
HireQuest, Inc. (b)	1	13
HNI Corporation	8	214
Hub Group, Inc. - Class A (a)	6	493
Hudson Global, Inc. (a)	—	10
Hudson Technologies, Inc. (a)	13	117
Hurco Companies, Inc.	2	39
Huron Consulting Group Inc. (a)	3	277
Hyster-Yale Materials Handling, Inc. - Class A	4	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
IBEX Limited (a)	4	105
ICF International, Inc.	3	326
IES Holdings, Inc. (a)	6	244
Innodata Inc. (a)	6	50
Innovate Corp. (a) (b)	17	51
Innovative Solutions and Support, Inc. (a)	4	29
Insperity, Inc.	6	790
Insteel Industries, Inc.	6	154
Interface, Inc. - Class A	16	130
ITT Inc.	2	142
Janus International Group, Inc. (a)	1	10
JELD-WEN Holding, Inc. (a)	14	180
JetBlue Airways Corporation (a)	54	390
John Bean Technologies Corporation	5	593
Kadant Inc.	2	419
Kaman Corporation	8	172
KAR Auction Services, Inc. (a)	17	232
KBR, Inc.	11	583
Kelly Services, Inc. - Class A	11	182
Kennametal Inc.	14	384
Kforce Inc.	3	190
Kimball International, Inc. - Class B	10	127
Kirby Corporation (a)	10	730
Korn Ferry	9	467
Kratos Defense & Security Solutions, Inc. (a)	21	283
L. B. Foster Company (a)	2	20
Landstar System, Inc.	4	723
Limbach Holdings, Inc. (a)	2	42
Lindsay Corporation	2	255
Liquidity Services, Inc. (a)	9	121
LSI Industries Inc.	9	127
Luxfer Holdings PLC	8	135
Manitex International, Inc. (a)	1	5
ManpowerGroup Inc.	9	733
Marten Transport, Ltd.	13	280
Masonite International Corporation (a)	4	357
MasTec, Inc. (a)	4	385
Mastech Digital, Inc. (a)	3	33
Matrix Service Company (a)	6	34
Matson Intermodal - Paragon, Inc.	8	463
Matthews International Corporation - Class A	8	301
Maxar Technologies Inc.	11	580
MAXIMUS, Inc.	11	859
Mayville Engineering Company, Inc. (a)	5	76
McGrath RentCorp	4	379
MDU Resources Group, Inc.	20	622
Mega Matrix Corp. (a)	3	4
Mercury Systems, Inc. (a)	10	521
Mesa Air Group, Inc. (a)	9	21
Miller Industries, Inc.	3	122
Millerknoll, Inc.	5	92
Mine Safety Appliances Company, LLC	6	807
Mistras Group, Inc. (a)	6	39
Monocle Acquisition Corporation (a)	9	156
Montrose Environmental Group, Inc. (a)	1	49
Moog Inc. - Class A	5	489
MRC Global Inc. (a)	24	236
MSC Industrial Direct Co., Inc. - Class A	8	647
Mueller Industries, Inc.	10	720
Mueller Water Products, Inc. - Class A	25	355
MYR Group Inc. (a)	3	351
National Presto Industries, Inc.	2	149
NN, Inc. (a)	11	12
Northwest Pipe Company (a)	3	93
Now, Inc. (a)	17	193
NV5 Global, Inc. (a)	2	219
Nvent Electric Public Limited Company	15	624
Omega Flex, Inc.	2	207
Orion Energy Systems, Inc. (a)	5	11
Orion Group Holdings, Inc. (a)	6	16
Oshkosh Corporation	10	852
P.A.M. Transportation Services, Inc. (a)	6	163
Pangaea Logistics Solutions Ltd.	12	73
Park Aerospace Technologies Corp.	6	85
Park-Ohio Holdings Corp.	3	38
Parsons Corporation (a)	17	763
Patriot Transportation, Inc. (a)	—	2
Performant Financial Corporation (a)	20	68
PGT Innovations, Inc. (a)	11	278
Pitney Bowes Inc.	52	201
Powell Industries, Inc.	4	150
Preformed Line Products Company	1	192
Primoris Services Corporation	11	267
Proterra Operating Company, Inc. (a) (b)	19	29
Proto Labs, Inc. (a)	7	223
Quad/Graphics, Inc. - Class A (a)	8	36
Quanex Building Products Corporation	10	208
Quest Resource Holding Corporation (a)	1	9
Radiant Logistics, Inc. (a)	14	93
RBC Bearings Incorporated (a)	—	98
RCM Technologies, Inc. (a)	2	25
Red Violet, Inc. (a)	1	14
Resideo Technologies, Inc. (a)	26	470
Resources Connection, Inc.	9	158
REV Group, Inc.	16	195
Ritchie Bros. Auctioneers Incorporated	5	280
Rush Enterprises, Inc. - Class A	8	450
Rush Enterprises, Inc. - Class B	2	136
RXO Inc. (a)	15	288
Ryder System, Inc.	8	714
Saia, Inc. (a)	4	1,076
Schneider National, Inc. - Class B	16	434
Science Applications International Corporation	9	929
Shoals Technologies Group, Inc. - Class A (a)	15	344
Shyft Group, Inc.	10	225
Simpson Manufacturing Co., Inc.	8	836
SiteOne Landscape Supply, Inc. (a)	3	418
SkyWest, Inc. (a)	11	241
SP Plus Corporation (a)	6	203
Spirit AeroSystems Holdings, Inc. - Class A	17	594
Spirit Airlines	14	243
SPX Technologies, Inc. (a)	7	509
Standex International Corporation	2	238
Steelcase Inc. - Class A	22	184
Stericycle, Inc. (a)	16	706
Sterling Check Corp. (a)	4	42
Sterling Infrastructure, Inc. (a)	9	330
SunPower Corporation (a) (b)	10	136
Sunrun Inc. (a)	31	628
Taskus, Inc. - Class A (a) (b)	3	48
Tecnoglass Inc.	8	325
Tennant Company	3	196
Terex Corporation	11	518
Tetra Tech, Inc.	—	60
Textainer Group Holdings Limited	9	278
The AZEK Company Inc. - Class A (a)	26	610
The Brink's Company	8	547
The Gorman- Rupp Company	7	185
The Greenbrier Companies, Inc.	9	292
The Manitowoc Company, Inc. (a)	10	178
The Timken Company	12	968
Thermon Group Holdings, Inc. (a)	10	243
Titan International, Inc. (a)	17	182
Titan Machinery Inc. (a)	7	201
TPI Composites, Inc. (a)	8	101
Transcat, Inc. (a)	2	212
Trex Company, Inc. (a)	17	849
Trinet Group, Inc. (a)	11	877
Trinity Industries, Inc.	14	344
Triton Container International Limited	11	691
Triumph Group, Inc. (a)	15	173
TrueBlue, Inc. (a)	10	184
TTEC Holdings, Inc.	8	302
Tutor Perini Corporation (a)	17	106
Twin Disc, Incorporated (a)	1	7
U.S. Xpress Enterprises, Inc. - Class A (a)	7	43
UFP Industries, Inc.	11	878
Ultralife Corporation (a)	3	11
Unifirst Corporation	3	458
Univar Solutions Inc. (a)	28	983

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Universal Logistics Holdings, Inc.	6	177
V2X, Inc. (a)	4	151
Valmont Industries, Inc.	4	1,213
Veritiv Corporation	3	410
Viad Corp (a)	6	121
Vicor Corporation (a)	5	234
Vm Consolidated, Inc. - Class A (a)	25	421
VSE Corporation	4	158
Wabash National Corporation	12	290
Watts Water Technologies, Inc. - Class A	5	782
Werner Enterprises, Inc.	11	520
WESCO International, Inc.	4	566
Willdan Group, Inc. (a)	4	63
Williams Industrial Services Group Inc. (a)	1	1
Willis Lease Finance Corporation (a)	1	50
Woodward, Inc.	3	332
XPO, Inc. (a)	19	609
Yellow Corp. (a) (b)	9	18
Zurn Elkay Water Solutions Corporation	29	619
		107,585
Financials 17.8%
1st Security Bank of Washington	2	65
1st Source Corporation	5	196
Acacia Research Corporation (a)	11	43
ACNB Corporation	2	70
Affiliated Managers Group, Inc.	9	1,338
Alerus Financial Corporation	5	74
Amalgamated Financial Corp.	9	157
A-Mark Precious Metals, Inc.	8	275
Ambac Financial Group, Inc. (a)	11	176
Amerant Bancorp Inc. - Class A	8	175
American Equity Investment Life Holding Company	19	685
American National Bankshares Inc.	3	95
Ameris Bancorp	13	492
Amerisafe, Inc.	5	263
Ames National Corporation	2	50
Argo Group International Holdings, Ltd.	8	246
Arrow Financial Corporation	5	127
Artisan Partners Asset Management Inc. - Class A	12	381
Assetmark Financial Holdings, Inc. (a)	11	361
Associated Banc-Corp	27	494
Associated Capital Group Inc. - Class A	1	23
Assured Guaranty Ltd.	11	551
Atlantic Union Bank	14	485
Atlanticus Holdings Corporation (a)	4	117
Avantax, Inc. (a)	4	111
Avidxchange Holdings, Inc. (a)	21	165
AXIS Capital Holdings Limited	16	864
Axos Financial, Inc. (a)	11	405
B. Riley & Co., LLC (b)	4	118
Banc of California, Inc.	14	177
BancFirst Corporation	6	495
Bank First Corporation (b)	—	35
Bank of Hawaii Corporation	7	368
Bank of Marin Bancorp	5	105
Bank of N.T. Butterfield & Son Limited (The)	10	259
Bank OZK	22	756
BankFinancial Corporation	3	23
BankUnited, Inc.	14	314
Bankwell Financial Group, Inc.	2	48
Banner Corporation	6	342
Bar Harbor Bankshares	4	102
Baycom Corp	4	68
BCB Bancorp, Inc.	5	65
Berkshire Hills Bancorp, Inc.	8	210
BGC Partners, Inc. - Class A	50	262
Blue Foundry Bancorp (a)	5	47
Blue Ridge Bankshares, Inc.	3	35
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	7	573
Bread Financial Payments, Inc.	11	345
Bridge Investment Group Holdings Inc. - Class A	4	48
Bridgewater Bancshares, Inc. (a) (c)	8	83
Brighthouse Financial, Inc. (a)	13	565
Brightsphere Investment Group Inc.	12	283
Brookline Bancorp, Inc.	18	189
BRP Group, Inc. - Class A (a)	12	298
Business First Bancshares, Inc.	6	99
Byline Bancorp, Inc.	11	229
C&F Financial Corporation	1	36
Cadence Bank	33	693
Cambridge Bancorp	2	156
Camden National Corporation	5	168
Cannae Holdings, Inc. (a)	13	270
Cantaloupe, Inc. (a)	18	105
Capital Bancorp, Inc.	4	62
Capital City Bank Group, Inc.	6	163
Capitol Federal Financial	25	167
Capstar Financial Holdings, Inc.	6	96
Carter Bankshares, Inc. (a)	7	99
Cass Information Systems, Inc.	4	194
Cathay General Bancorp	13	459
Central Pacific Financial Corp.	8	143
Central Valley Community Bancorp	4	80
Chemung Financial Corporation	1	47
Citizens & Northern Corporation	4	95
City Holding Company	3	234
Civista Bancshares, Inc.	5	76
CNB Financial Corporation	6	124
Coastal Financial Corporation (a)	4	133
Codorus Valley Bancorp, Inc.	2	44
Cohen & Steers, Inc.	8	540
Colony Bankcorp, Inc.	3	30
Columbia Banking System, Inc.	38	813
Columbia Financial, Inc. (a)	19	340
Community Bank System, Inc.	10	514
Community Financial Corp.	1	35
Community Trust Bancorp, Inc.	6	226
ConnectOne Bancorp, Inc.	10	171
Consumer Portfolio Services, Inc. (a)	6	62
Crawford & Company - Class A	6	53
Crawford & Company - Class B	3	22
Credit Acceptance Corporation (a)	2	702
Crossfirst Bankshares, Inc. (a)	13	136
Curo Group Holdings Corp.	5	9
Customers Bancorp, Inc. (a)	11	196
CVB Financial Corp.	26	432
Diamond Hill Investment Group, Inc. - Class A	1	157
Dime Community Bancshares, Inc.	7	164
Donegal Group Inc. - Class A	8	122
Donnelley Financial Solutions, Inc. (a)	7	267
Eagle Bancorp Montana, Inc.	1	20
Eagle Bancorp, Inc.	6	200
Eastern Bankshares, Inc.	27	340
eHealth, Inc. (a)	2	23
Employers Holdings, Inc.	5	225
Encore Capital Group, Inc. (a) (b)	6	290
Enova International, Inc. (a)	7	304
Enstar Group Limited (a)	3	694
Enterprise Bancorp, Inc.	3	94
Enterprise Financial Services Corp.	7	308
Equity Bancshares, Inc. - Class A	5	124
Esquire Financial Holdings, Inc.	2	80
Essent Group Ltd.	20	788
Euronet Worldwide, Inc. (a)	9	1,026
Evans Bancorp, Inc.	1	49
Evercore Inc. - Class A	7	800
EVERTEC, Inc.	11	383
EZCORP, Inc. - Class A (a)	16	138
F.N.B. Corporation	67	781
Farmers & Merchants Bancorp, Inc. (b)	2	51
Farmers National Banc Corp.	10	128
FB Financial Corporation	8	243
Federal Agricultural Mortgage Corporation - Class C	2	232
Federated Hermes, Inc. - Class B	16	634
Financial Institutions, Inc.	4	86
First American Financial Corporation	7	381
First Bancorp	7	262
First Bancorp.	33	375

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
First Bancshares Inc.	9	241
First Bank of New Jersey	4	36
First Busey Corporation	10	209
First Business Financial Services, Inc.	2	75
First Commonwealth Financial Corporation	19	234
First Community Bancshares, Inc.	5	124
First Community Corporation	1	21
First Financial Bancorp.	17	377
First Financial Bankshares, Inc.	19	609
First Financial Corporation	2	59
First Financial Northwest, Inc.	1	9
First Foundation Inc.	15	111
First Hawaiian, Inc.	23	476
First Internet Bancorp	3	45
First Interstate BancSystem, Inc. - Class A	19	565
First Merchants Corporation	11	356
First Mid Bancshares, Inc.	5	132
First United Corporation	—	8
First Western Financial, Inc. (a)	3	50
FirstCash Holdings, Inc.	9	829
Five Star Bancorp	2	52
Flushing Financial Corporation	9	129
Flywire Corporation (a)	16	481
Fulton Financial Corporation	31	431
FVCBankcorp, Inc. (a)	1	7
Genworth Financial, Inc. - Class A (a)	90	451
German American Bancorp, Inc.	5	175
Glacier Bancorp, Inc.	21	872
GoHealth, Inc. - Class A (a) (b)	1	17
Goosehead Insurance, Inc. - Class A (a)	3	144
Great Southern Bancorp, Inc.	4	199
Green Dot Corporation - Class A (a)	11	191
Greene County Bancorp, MHC	2	49
Greenhill & Co., Inc.	6	50
Greenlight Capital Re, Ltd. - Class A (a)	7	70
Guaranty Bancshares, Inc.	3	96
Hallmark Financial Services, Inc. (a)	—	1
Hamilton Lane Incorporated - Class A	6	466
Hancock Whitney Corporation	16	587
Hanmi Financial Corporation	10	177
HarborOne Bancorp, Inc.	17	205
HBT Financial, Inc.	7	142
HCI Group, Inc. (b)	3	145
Heartland Financial USA, Inc.	8	300
Hennessy Advisors, Inc. (b)	1	6
Heritage Commerce Corp	20	164
Heritage Financial Corporation	12	248
Heritage Insurance Holdings, Inc.	5	16
Home Bancorp, Inc.	2	69
Home BancShares, Inc.	37	802
HomeStreet, Inc.	4	79
Hometrust Bancshares, Inc.	1	28
Hope Bancorp, Inc.	22	218
Horace Mann Educators Corporation	8	267
Horizon Bancorp, Inc.	13	139
Houlihan Lokey, Inc. - Class A	5	438
I3 Verticals, Inc. - Class A (a)	8	196
Independence Holdings, LLC	22	822
Independent Bank Corp.	9	566
Independent Bank Corporation	7	124
Independent Bank Group, Inc.	7	328
International Bancshares Corporation	11	478
International Money Express Inc. (a)	10	260
Investar Holding Corporation	2	31
Investors Title Company	—	73
James River Group, Inc.	11	234
Janus Henderson Group PLC	29	782
Kearny Financial Corp	21	172
Kingstone Companies, Inc.	1	2
Kinsale Capital Group, Inc.	3	927
Lakeland Bancorp, Inc.	13	209
Lakeland Financial Corporation	4	272
Lazard Ltd - Class A	4	135
LCNB Corp.	3	44
LendingClub Corporation (a)	13	95
LendingTree, Inc. (a)	4	99
Limestone Bancorp, Inc.	—	10
Live Oak Bancshares, Inc.	8	187
Luther Burbank Corporation	9	90
Macatawa Bank Corporation	10	102
Maiden Holdings, Ltd. (a)	22	45
Mainstreet Bancshares, Inc.	1	33
Marqeta, Inc. - Class A (a)	73	334
MBIA Inc. (a)	6	51
Mercantile Bank Corporation	5	144
Merchants Bancorp, Inc.	7	195
Mercury General Corporation	10	321
Meridian Bank	2	23
Metrocity Bankshares, Inc.	7	122
Metropolitan Bank Holding Corp. (a)	3	101
MGIC Investment Corporation	54	720
Mid Penn Bancorp, Inc.	3	88
Middlefield Banc Corp.	—	14
Midland States Bancorp, Inc.	8	162
MidWestOne Financial Group, Inc.	4	103
Moelis & Company - Class A	11	409
MoneyGram International, Inc. (a)	16	166
Mr. Cooper Group Inc. (a)	12	476
MVB Financial Corp.	3	61
National Bank Holdings Corporation - Class A	7	239
National Bankshares, Inc.	1	30
National Western Life Group, Inc. - Class A	1	262
Navient Corporation	24	391
NBT Bancorp Inc.	8	261
Nelnet, Inc. - Class A	5	446
Nerdwallet, Inc. - Class A (a)	1	20
New York Community Bancorp, Inc. - Series A (b)	66	599
NI Holdings Inc. (a)	3	42
Nicholas Financial, Inc. (a)	2	11
Nicolet Bankshares, Inc. (a)	3	159
NMI Holdings, Inc. - Class A (a)	15	334
Northeast Bank	3	84
Northfield Bancorp Inc.	15	181
Northrim Bancorp, Inc.	1	64
Northwest Bancshares, Inc.	24	292
Norwood Financial Corp.	2	48
Oak Valley Bancorp.	1	13
OceanFirst Financial Corp.	11	200
Ocwen Financial Corporation (a)	2	58
OFG Bancorp	9	216
Old National Bancorp	48	690
Old Republic International Corporation	5	133
Old Second Bancorp, Inc.	7	105
OP Bancorp	2	22
Open Lending Corporation - Class A (a)	17	120
Oportun Financial Corporation (a)	8	32
Oppenheimer Holdings Inc. - Class A	2	96
Origin Bancorp, Inc.	4	136
Orrstown Financial Services, Inc.	3	59
P.C.B. Bancorp, Inc.	3	51
Pacific Premier Bancorp, Inc.	17	417
PacWest Bancorp	22	212
Palomar Holdings, Inc. (a)	4	216
Park National Corporation	3	351
Parke Bancorp, Inc.	3	52
Pathward Financial, Inc.	6	229
Paysafe Limited (a)	—	6
Paysign, Inc. (a)	3	12
Peapack-Gladstone Financial Corporation	6	171
Penns Woods Bancorp, Inc.	1	28
PennyMac Financial Services, Inc.	9	535
Peoples Bancorp Inc.	9	235
Peoples Bancorp of North Carolina, Inc.	—	14
Peoples Financial Services Corp.	2	79
Pinnacle Financial Partners, Inc.	14	774
Piper Sandler Companies	3	452
PJT Partners Inc. - Class A	4	315
Plumas Bancorp	—	8
Ponce Financial Group, Inc. (a)	4	30
Popular, Inc.	13	748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
PRA Group, Inc. (a)	7	274
Preferred Bank	4	244
Premier Financial Corporation	12	239
Primerica, Inc.	6	971
Primis Financial Corp.	7	64
Princeton Bancorp, Inc.	1	36
ProAssurance Corporation	8	142
PROG Holdings, Inc. (a)	14	334
Prosperity Bancshares, Inc.	5	318
Provident Bancorp Inc.	1	9
Provident Financial Services, Inc.	13	258
QCR Holdings, Inc.	5	216
Radian Group Inc.	28	623
RBB Bancorp	5	81
Red River Bancshares, Inc.	2	92
Regional Management Corp.	3	68
Reinsurance Group of America, Incorporated	—	12
Remitly Global, Inc. (a)	2	31
RenaissanceRe Holdings Ltd	1	119
Renasant Corporation	10	310
Republic Bancorp, Inc. - Class A	4	163
Republic First Bancorp, Inc. (a) (b)	13	18
Richmond Mutual Bancorporation, Inc.	3	30
Riverview Bancorp, Inc.	3	14
RLI Corp.	8	1,033
Root Inc. - Class A (a) (b)	1	4
S & T Bancorp, Inc.	7	223
Safeguard Scientifics, Inc. (a)	6	10
Safety Insurance Group, Inc.	3	212
Sandy Spring Bancorp, Inc.	8	209
Seacoast Banking Corporation of Florida	15	355
Security National Financial Corporation - Class A (a)	3	20
Selective Insurance Group, Inc.	11	1,020
SelectQuote, Inc. (a)	3	6
ServisFirst Bancshares, Inc.	10	559
Shift4 Payments, LLC - Class A (a)	8	626
Shore Bancshares, Inc.	5	71
Sierra BanCorp	5	80
Silvercrest Asset Management Group Inc. - Class A	2	42
Simmons First National Corporation - Class A	23	406
SiriusPoint Ltd (a)	31	253
SLM Corporation	45	552
Smartfinancial, Inc.	5	115
South Plains Financial, Inc.	5	100
Southern First Bancshares, Inc. (a)	3	79
Southern Missouri Bancorp, Inc.	3	115
Southside Bancshares, Inc.	6	205
Southstate Corporation	11	792
Stellar Bancorp, Inc.	12	283
StepStone Group Inc. - Class A	6	134
Sterling Bancorp, Inc. (a)	5	26
Stewart Information Services Corporation	5	205
Stifel Financial Corp.	7	426
Stock Yards Bancorp, Inc.	5	266
StoneX Group Inc. (a)	4	398
Summit Financial Group, Inc.	3	68
Synovus Financial Corp.	16	503
Territorial Bancorp Inc.	2	38
Texas Capital Bancshares, Inc. (a)	9	461
TFS Financial Corporation	31	389
The Bancorp, Inc. (a)	10	278
The First Bancorp, Inc.	4	95
The First of Long Island Corporation	7	90
The Hanover Insurance Group, Inc.	6	835
The Hingham Institute for Savings (b)	1	166
The Western Union Company	50	553
Third Coast Bancshares, Inc. (a)	1	22
Timberland Bancorp, Inc.	2	61
Tiptree Inc.	12	173
Tompkins Financial Corporation	3	184
TowneBank	13	354
TriCo Bancshares	6	253
Trinity Capital Inc. (b)	4	53
Triumph Financial, Inc. (a)	5	271
Trupanion, Inc. (a) (b)	6	250
Trustco Bank Corp N Y	6	202
Trustmark Corporation	11	275
UMB Financial Corporation	9	510
United Bankshares, Inc.	25	866
United Community Banks, Inc.	21	586
United Fire Group, Inc.	8	219
Unity Bancorp, Inc.	3	72
Universal Insurance Holdings, Inc.	10	175
Univest Financial Corporation	9	219
Unum Group	10	382
Usio, Inc. (a)	5	8
Valley National Bancorp	87	805
Value Line, Inc.	—	23
Veritex Holdings, Inc.	8	138
Victory Capital Holdings, Inc. - Class A	9	275
Virtu Financial, Inc. - Class A	18	345
Virtus Investment Partners, Inc.	1	243
Voya Financial, Inc.	1	50
Walker & Dunlop, Inc.	6	466
Washington Federal, Inc.	12	370
Washington Trust Bancorp, Inc.	5	172
Waterstone Financial, Inc.	7	102
WesBanco, Inc.	11	332
West Bancorporation, Inc.	6	101
Westamerica Bancorporation	5	200
Western New England Bancorp, Inc.	6	50
Westwood Holdings Group, Inc.	2	23
White Mountains Insurance Group Ltd	1	722
Wintrust Financial Corporation	11	797
WisdomTree, Inc.	47	273
World Acceptance Corporation (a)	2	145
WSFS Financial Corporation	11	420
Zurich American Corporation	12	634
		94,069
Consumer Discretionary 13.8%
1-800-Flowers.com, Inc. - Class A (a)	11	130
1stdibs.com, Inc. (a)	4	17
2U, Inc. (a)	11	72
Abercrombie & Fitch Co. - Class A (a)	17	475
Academy Sports & Outdoors, Inc.	24	1,594
Acushnet Holdings Corp.	20	1,027
Adient Public Limited Company (a)	18	723
ADT, Inc.	14	100
Adtalem Global Education Inc. (a)	13	512
Allbirds, Inc. - Class A (a) (b)	6	7
American Axle & Manufacturing Holdings, Inc. (a)	35	271
American Eagle Outfitters, Inc.	36	480
American Outdoor Brands, Inc. (a)	3	33
American Public Education, Inc. (a)	6	33
America's Car Mart, Inc. (a)	2	161
Ark Restaurants Corp.	1	10
ARKO Corp. - Class A	19	161
Asbury Automotive Group, Inc. (a)	4	751
Autoliv, Inc.	2	159
AutoNation, Inc. (a)	6	744
Bally's Corporation (a)	11	224
Barnes & Noble Education, Inc. (a)	11	16
Bassett Furniture Industries, Incorporated	2	41
Beazer Homes USA, Inc. (a)	9	138
Big 5 Sporting Goods Corporation	3	21
Big Lots, Inc. (b)	8	92
BJ's Restaurants, Inc. (a)	7	204
Bloomin' Brands, Inc.	13	336
Bluegreen Vacations Holding Corporation - Class A	2	54
Boot Barn Holdings, Inc. (a)	5	398
Boyd Gaming Corporation	—	25
Bright Horizons Family Solutions, Inc. (a)	10	745
Brinker International, Inc. (a)	8	306
Brunswick Corporation	11	881
Build-A-Bear Workshop, Inc. (a)	5	109
Caleres, Inc.	11	235
Camping World Holdings, Inc. - Class A	6	128
Capri Holdings Limited (a)	—	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CarParts.com, Inc. (a)	19	101
Carriage Services, Inc.	5	141
Carrols Holdco Inc. (a)	13	28
Carter's, Inc.	7	489
Cavco Industries, Inc. (a)	2	488
Century Casinos, Inc. (a)	7	52
Century Communities, Inc.	5	349
Chegg, Inc. (a)	20	324
Chico's FAS, Inc. (a)	35	195
Choice Hotels International, Inc.	2	184
Chuy's Holdings, Inc. (a)	6	204
Citi Trends, Inc. (a)	3	51
Columbia Sportswear Company	10	941
Conn's, Inc. (a)	6	38
Cooper-Standard Holdings Inc. (a)	5	68
Coursera, Inc. (a)	15	177
Cracker Barrel Old Country Store, Inc.	4	451
Culp, Inc.	2	10
Dana Incorporated	26	391
Dave & Buster's Entertainment, Inc. (a)	8	295
Delta Apparel, Inc. (a)	2	21
Denny's Corporation (a)	15	169
Designer Brands Inc. - Class A	10	86
Destination XL Group, Inc. (a)	20	113
Dillard's, Inc. - Class A	2	655
Dine Brands Global, Inc.	3	197
Dorman Products, Inc. (a)	5	475
Duluth Holdings Inc. - Class B (a)	6	41
Educational Development Corporation (a)	1	2
El Pollo Loco Holdings, Inc.	11	108
Escalade, Incorporated	3	45
Ethan Allen Interiors Inc.	8	215
European Wax Center, Inc. - Class A (a)	6	105
Everi Holdings Inc. (a)	12	204
Express, Inc. (a) (b)	14	11
Fiesta Restaurant Group, Inc. (a)	7	55
Fisker Group Inc. - Class A (a) (b)	9	54
Flexsteel Industries, Inc.	1	22
Foot Locker, Inc.	17	682
Fossil Group, Inc. (a)	11	34
Fox Factory Holding Corp. (a)	7	863
Franchise Group, Inc. (b)	7	179
Frontdoor, Inc. (a)	13	361
Full House Resorts, Inc. (a)	10	71
GAN Limited	5	7
Garrett Motion Inc. (a)	17	129
Genesco Inc. (a)	4	141
Gentex Corporation	5	131
Gentherm Incorporated (a)	6	338
G-III Apparel Group, Ltd. (a)	12	185
Gopro Inc. - Class A (a)	38	189
Graham Holdings Co., Ltd. - Class B	1	418
Grand Canyon Education, Inc. (a)	5	621
Green Brick Partners, Inc. (a)	7	259
Group 1 Automotive, Inc.	3	607
Groupon, Inc. (a) (b)	5	21
GrowGeneration Corp. (a)	9	30
Guess ?, Inc.	9	179
H & R Block, Inc.	27	939
Hamilton Beach Brands Holding Company - Class A	1	8
Hanesbrands Inc.	51	267
Harley-Davidson, Inc.	17	654
Haverty Furniture Companies, Inc.	4	138
Helen of Troy Limited (a)	4	395
Hibbett Inc.	4	221
Hilton Grand Vacations Inc. (a)	19	835
Hooker Furnishings Corporation	4	66
Hovnanian Enterprises, Inc. - Class A (a)	1	88
Inspired Entertainment, Inc. (a)	8	101
Installed Building Products, Inc.	5	550
International Game Technology PLC	28	743
iRobot Corporation (a)	5	223
J.Jill, Inc. (a)	3	76
Jack in the Box Inc.	4	330
JAKKS Pacific, Inc. (a)	1	10
Joann Inc. (b)	2	3
Johnson Outdoors Inc. - Class A	3	182
KB Home	13	540
Kirkland's, Inc. (a) (b)	2	7
Kohl's Corporation	20	471
Kontoor Brands, Inc.	8	407
Koss Corporation (a)	1	3
Krispy Kreme, Inc.	6	93
Kura Sushi USA, Inc. (a) (b)	3	172
Lakeland Industries, Inc.	2	23
Lands' End, Inc. (a)	7	64
Laureate Education, Inc. - Class A	29	340
La-Z-Boy Incorporated	8	225
Lazydays Holdings, Inc. (a)	3	32
LCI Industries	5	503
Legacy Housing Corporation (a)	6	137
Leggett & Platt, Incorporated	22	702
Leslie's, Inc. (a)	32	348
Levi Strauss & Co. - Class A	1	18
LGI Homes, Inc. (a)	4	465
Life Time Group Holdings, Inc. (a)	15	233
Lifetime Brands, Inc.	5	31
Light & Wonder, Inc. (a)	10	615
Lincoln Educational Services Corporation (a)	6	35
Lithia Motors, Inc. - Class A	1	132
LL Flooring, Inc. (a)	7	26
M.D.C. Holdings, Inc.	13	510
M/I Homes, Inc. (a)	2	131
Macy's, Inc.	49	854
Malibu Boats, Inc. - Class A (a)	3	188
Marine Products Corporation	4	50
MarineMax, Inc. (a)	7	189
Marriott Vacations Worldwide Corporation	7	958
MasterCraft Boat Holdings, Inc. (a)	5	156
Mattel, Inc. (a)	3	47
Meritage Homes Corporation	2	273
Modine Manufacturing Company (a)	14	318
Monarch Casino & Resort, Inc.	2	153
Monro, Inc.	5	261
Motorcar Parts of America, Inc. (a)	6	45
Movado Group, Inc.	5	151
Murphy USA Inc.	4	1,097
Nathan's Famous, Inc.	1	87
National Vision Holdings, Inc. (a)	15	285
Nautilus, Inc. (a)	6	9
Newell Brands Inc.	11	139
Nishka, Inc. - Class A (a) (b)	8	71
Noodles & Company - Class A (a)	13	64
Nordstrom, Inc. (b)	26	427
Ollie's Bargain Outlet Holdings, Inc. (a)	11	625
OneSpaWorld Holdings Limited (a)	22	258
Oxford Industries, Inc.	3	305
Papa John's International, Inc.	7	496
Patrick Industries, Inc.	4	272
PENN Entertainment, Inc. (a)	23	674
Penske Automotive Group, Inc.	7	1,013
Perdoceo Education Corporation (a)	20	270
Petco Health And Wellness Company, Inc. - Class A (a)	1	12
PetMed Express, Inc.	7	107
Planet Fitness, Inc. - Class A (a)	3	241
Playa Hotels & Resorts N.V. (a)	29	279
PlayAGS, Inc. (a)	10	75
Polaris Inc.	2	227
Potbelly Corporation (a)	8	66
Purple Innovation, Inc. (a) (b)	26	69
PVH Corp.	12	1,059
Quantumscape Battery, Inc. - Class A (a) (b)	19	154
Qurate Retail, Inc. - Series A (a)	56	56
RCI Hospitality Holdings, Inc.	2	168
Red Robin Gourmet Burgers, Inc. (a)	3	36
Red Rock Resorts, Inc. - Class A	10	441
Revolve Group Inc. - Class A (a)	6	148
RH (a)	—	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Rocky Brands, Inc.	2	45
Ruth's Hospitality Group, Inc.	9	152
Sally Beauty Holdings, Inc. (a)	20	315
Seaworld Entertainment, Inc. (a)	13	772
Shake Shack, Inc. - Class A (a)	7	379
Shoe Carnival, Inc.	8	210
Signet Jewelers Limited	8	608
Six Flags Operations Inc. (a)	15	398
Skechers U.S.A., Inc. - Class A (a)	11	521
Skyline Champion Corporation (a)	10	721
Sleep Number Corporation (a)	6	172
Smith & Wesson Brands, Inc.	12	150
Solo Brands, Inc. - Class A (a)	5	39
Sonic Automotive, Inc. - Class A	4	239
Sonos, Inc. (a)	20	397
Sportsman's Warehouse Holdings, Inc. (a)	11	92
Standard Motor Products, Inc.	6	217
Steven Madden, Ltd.	13	483
Stitch Fix, Inc. - Class A (a)	20	100
Stoneridge, Inc. (a)	9	165
Strategic Education, Inc.	4	378
Strattec Security Corporation (a)	1	19
Stride, Inc. (a)	8	305
Superior Group of Companies, Inc.	3	27
Superior Industries International, Inc. (a)	7	33
Sypris Solutions, Inc. (a)	3	5
Taylor Morrison Home II Corporation - Class A (a)	20	769
Tempur Sealy International, Inc.	26	1,030
Texas Roadhouse, Inc. - Class A	8	870
The Aaron's Company, Inc.	10	95
The Buckle, Inc.	9	307
The Cato Corporation - Class A	5	40
The Cheesecake Factory Incorporated (b)	9	302
The Children's Place, Inc. (a)	3	141
The Container Store Group, Inc. (a)	13	43
The Gap, Inc.	67	677
The Goodyear Tire & Rubber Company (a)	57	628
The Lovesac Company (a)	4	106
The ODP Corporation (a)	8	365
The One Group Hospitality, Inc. (a)	8	62
The Steak N Shake Company - Class A (a)	—	8
The Steak N Shake Company - Class B (a)	1	104
The Wendy's Company	32	693
Thor Industries, Inc.	10	776
Tile Shop Holdings, Inc. (a) (b)	11	53
Tilly's, Inc. - Class A (a)	7	55
Toll Brothers, Inc.	7	427
TopBuild Corp. (a)	3	706
Topgolf Callaway Brands Corp. (a)	34	738
Travel + Leisure Co.	14	556
TravelCenters of America, Inc. (a)	3	279
TRI Pointe Homes Holdings, Inc. (a)	18	462
Tupperware Brands Corporation (a)	9	23
Under Armour, Inc. - Class A (a)	35	331
Under Armour, Inc. - Class C (a)	41	352
Unifi, Inc. (a)	4	36
Universal Electronics Inc. (a)	3	34
Universal Technical Institute, Inc. (a)	10	73
Upbound Group, Inc.	9	222
Urban Outfitters, Inc. (a)	17	468
Vera Bradley, Inc. (a)	8	46
Victoria's Secret & Co. (a)	13	446
Vince Holding Corp. (a)	1	6
Vista Outdoor Inc. (a)	11	314
Visteon Corporation (a)	5	769
Vizio Holding Corp. - Class A (a)	10	96
VOXX International Corporation - Class A (a)	7	86
Weyco Group, Inc.	3	64
Wingstop Inc.	5	935
Winmark Corporation	1	330
Winnebago Industries, Inc.	6	318
Wolverine World Wide, Inc.	15	250
Wyndham Hotels & Resorts, Inc.	3	204
XPEL, Inc. (a)	4	274
YETI Holdings, Inc. (a)	15	601
Zumiez Inc. (a)	5	100
		73,115
Health Care 12.4%
4D Molecular Therapeutics, Inc. (a)	1	15
89Bio, Inc. (a)	3	39
Aadi Bioscience, Inc. (a)	6	43
AbSci Corporation (a)	8	14
AC Immune SA (a)	2	4
Acadia Healthcare Company, Inc. (a)	14	1,023
Accolade, Inc. (a)	16	229
Accuray Incorporated (a)	30	89
Aclaris Therapeutics, Inc. (a)	9	72
Actinium Pharmaceuticals, Inc. (a) (b)	5	44
Acumen Pharmaceuticals, Inc. (a)	2	7
Adaptive Biotechnologies Corporation (a)	40	349
Addus HomeCare Corporation (a)	4	405
Adicet Therapeutics, Inc. (a) (b)	12	71
ADMA Biologics, Inc. (a)	15	50
Adverum Biotechnologies, Inc. (a) (b)	7	5
Aerovate Therapeutics Inc. (a)	1	12
Affimed N.V. (a)	6	4
Agiliti, Inc. (a) (b)	11	169
Agios Pharmaceuticals, Inc. (a)	17	391
Ais Operating Co. Inc. (a) (b)	6	50
Akero Therapeutics Inc. (a)	7	261
Alaunos Therapeutics, Inc. (a)	28	17
Aldeyra Therapeutics, Inc. (a)	19	192
Alector, Inc. (a)	19	117
Alkermes Public Limited Company (a)	30	846
Allakos Inc. (a)	18	81
Allogene Therapeutics, Inc. (a)	35	171
Allovir, Inc. (a) (b)	11	42
Altimmune, Inc. (a)	14	59
ALX Oncology Holdings Inc. (a)	1	4
Amedisys, Inc. (a)	6	462
American Well Corporation - Class A (a)	34	81
AMN Healthcare Services, Inc. (a)	12	964
Amneal Pharmaceuticals, Inc. - Class A (a)	34	48
Amphastar Pharmaceuticals, Inc. (a)	12	437
Anaptysbio, Inc. (a)	9	199
AngioDynamics, Inc. (a)	11	114
ANI Pharmaceuticals, Inc. (a)	6	237
Anika Therapeutics, Inc. (a)	4	129
Annexon, Inc. (a)	1	3
Apollo Medical Holdings, Inc. (a)	9	323
Apyx Medical Corporation (a) (b)	7	20
Aravas Inc. (a)	2	4
Arcturus Therapeutics Holdings Inc. (a)	9	205
Arcus Biosciences, Inc. (a)	10	184
Arcutis Biotherapeutics, Inc. (a)	14	157
Ardelyx, Inc. (a)	19	93
ARS Pharmaceuticals, Inc. (a)	3	22
Artivion, Inc. (a)	11	144
Arvinas Operations, Inc. (a)	—	9
Asensus Surgical, Inc. (a)	5	3
Assembly Biosciences, Inc. (a)	7	6
Atara Biotherapeutics, Inc. (a)	19	54
Athira Pharma, Inc. (a)	6	14
Atreca, Inc. - Class A (a) (b)	6	6
AtriCure, Inc. (a)	8	328
Atrion Corporation	—	190
Atyr Pharma, Inc. (a)	2	4
Avanos Medical, Inc. (a)	9	278
Avidity Biosciences, Inc. (a)	14	218
Avita Medical Pty Limited (a)	2	29
AxoGen, Inc. (a)	13	119
Axonics, Inc. (a)	10	535
Azenta, Inc. (a)	1	55
Beam Therapeutics Inc. (a) (b)	4	129
Beyond Air, Inc. (a) (b)	3	20
Bioatla, Inc. (a)	1	3
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	1
BioLife Solutions, Inc. (a)	10	220
Biomea Fusion, Inc. (a)	3	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bioventus Inc. - Class A (a) (b)	1	1
Bioxcel Therapeutics, Inc. (a) (b)	—	6
Bluebird Bio, Inc. (a)	33	106
Blueprint Medicines Corporation (a)	5	232
Brookdale Senior Living Inc. (a)	51	150
C4 Therapeutics, Inc. (a)	4	12
Cabaletta Bio, Inc. (a) (b)	3	23
Capricor Therapeutics, Inc. (a)	3	13
Cara Therapeutics, Inc. (a)	17	84
Cardiovascular Systems, Inc. (a)	11	223
CareCloud, Inc. (a)	1	5
Caredx, Inc. (a)	10	87
Caribou Biosciences, Inc. (a)	5	25
CASI Pharmaceuticals, Inc. (a) (b)	2	4
Castle Biosciences, Inc. (a)	7	162
Catalyst Pharmaceuticals, Inc. (a)	25	415
Celcuity Inc. (a)	—	1
Celldex Therapeutics, Inc. (a)	4	148
Century Therapeutics, Inc. (a)	1	4
Certara, Inc. (a)	25	604
Champions Oncology, Inc. (a)	—	2
Chinook Therapeutics, Inc. (a)	11	254
Chinook Therapeutics, Inc. (a) (d)	3	7
Codexis, Inc. (a)	10	40
Cogent Biosciences, Inc. (a)	18	195
Collegium Pharmaceutical, Inc. (a)	11	269
Community Health Systems, Inc. (a)	40	196
Computer Programs and Systems, Inc. (a)	4	135
CONMED Corporation	5	534
Corcept Therapeutics Incorporated (a)	20	441
CorVel Corporation (a)	3	604
Crinetics Pharmaceuticals, Inc. (a)	8	126
CRISPR Therapeutics AG (a) (b)	13	581
Cross Country Healthcare, Inc. (a)	12	266
Cryoport, Inc. (a) (b)	8	197
Cue Biopharma, Inc. (a)	10	37
Cullinan Oncology, LLC (a)	5	47
Cumberland Pharmaceuticals, Inc. (a)	3	5
CymaBay Therapeutics, Inc. (a)	22	191
Cytomx Therapeutics, Inc. (a) (b)	14	21
CytoSorbents Corporation (a)	7	25
Day One Biopharmaceuticals, Inc. (a)	9	124
Deciphera Pharmaceuticals, Inc. (a)	17	262
Denali Therapeutics Inc. (a)	7	172
Design Therapeutics, Inc. (a)	3	17
Doximity, Inc. - Class A (a)	11	361
DURECT Corporation (a)	4	18
Dynavax Technologies Corporation (a)	22	218
Dyne Therapeutics Inc. (a)	13	150
Eagle Pharmaceuticals, Inc. (a)	4	108
Edesa Biotech, Inc (a) (b)	2	2
Edgewise Therapeutics, Inc. (a)	1	9
Editas Medicine, Inc. (a)	20	142
Eiger Biopharmaceuticals, Inc. (a)	11	10
Elanco Animal Health Incorporated (a)	19	178
Electromed, Inc. (a)	1	8
Embecta Corp.	11	318
Emergent BioSolutions Inc. (a)	8	86
Enanta Pharmaceuticals, Inc. (a)	6	228
Encompass Health Corporation	17	945
Enhabit Inc. (a)	7	95
Enliven Therapeutics, Inc. (a)	—	10
Enovis Corporation (a)	10	521
Envista Holdings Corporation (a)	18	725
Enzo Biochem, Inc. (a)	10	23
Erasca, Inc. (a)	5	15
Evolent Health, Inc. - Class A (a)	23	734
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	62	1,205
Eyepoint Pharmaceuticals, Inc. (a) (b)	2	5
Fate Therapeutics, Inc. (a)	10	57
Figs, Inc. - Class A (a)	17	106
Fonar Corporation (a)	1	19
Fulcrum Therapeutics, Inc. (a)	18	51
Fulgent Genetics, Inc. (a)	5	159
G1 Therapeutics, Inc. (a) (b)	3	9
Generation Bio Co. (a)	10	41
Glaukos Corporation (a)	8	409
Globus Medical, Inc. - Class A (a)	14	773
GlycoMimetics, Inc. (a) (b)	7	9
GoodRx Holdings, Inc. - Class A (a)	14	89
Graphite Bio, Inc. (a)	4	10
Gritstone Bio, Inc. (a) (b)	13	37
Haemonetics Corporation (a)	9	779
Halozyme Therapeutics, Inc. (a)	16	595
Harmony Biosciences Holdings Inc. (a)	10	331
Harrow Health, Inc. (a)	8	166
Harvard Bioscience, Inc. (a)	9	38
Health Catalyst, Inc. (a)	13	158
HealthEquity, Inc. (a)	15	859
Healthstream, Inc.	10	266
Heska Corporation (a)	3	318
Homology Medicines, Inc. (a)	12	13
Horizon Orphan LLC (a)	8	146
iCAD, Inc. (a)	3	4
IDEAYA Biosciences, Inc. (a)	16	218
IGM Biosciences, Inc. (a) (b)	3	39
ImmunoGen, Inc. (a)	12	47
ImmunoPrecise Antibodies Ltd. (a)	—	1
Immunovant, Inc. (a)	22	339
Inari Medical, Inc. (a)	7	453
InfuSystem Holdings, Inc. (a)	5	40
Innoviva, Inc. (a)	23	254
Inogen, Inc. (a)	7	84
Integer Holdings Corporation (a)	6	472
Integra LifeSciences Holdings Corporation (a)	15	834
Intellia Therapeutics, Inc. (a)	10	384
Ionis Pharmaceuticals, Inc. (a)	1	50
Iovance Biotherapeutics, Inc. (a)	24	148
Iradimed Corp.	4	146
Ironwood Pharmaceuticals, Inc. - Class A (a)	28	291
Iteos Therapeutics, Inc. (a)	4	60
Iveric Bio, Inc. (a)	16	386
Jounce Therapeutics, Inc. (a)	12	23
KalVista Pharmaceuticals Inc. (a)	4	29
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	80
Kinnate Biopharma Inc. (a)	1	6
Kodiak Sciences Inc. (a)	11	66
Krystal Biotech, Inc. (a)	4	341
Kura Oncology, Inc. (a)	21	261
Kymera Therapeutics, Inc. (a)	9	276
Lantheus Holdings, Inc. (a)	11	935
Larimar Therapeutics, Inc. (a)	5	23
LeMaitre Vascular, Inc.	4	202
Lensar, Inc. (a)	1	3
Lexicon Pharmaceuticals, Inc. (a)	42	103
Ligand Pharmaceuticals Incorporated (a)	4	271
Lineage Cell Therapeutics, Inc. (a) (b)	4	7
LivaNova PLC (a)	10	418
Lyell Immunopharma Inc. (a) (b)	2	4
MacroGenics, Inc. (a)	19	136
Maravai LifeSciences Holdings, Inc. - Class A (a)	2	33
Marinus Pharmaceuticals, Inc. (a) (b)	7	47
MediciNova, Inc. (a)	3	6
Medpace Holdings, Inc. (a)	6	1,060
MeiraGTx Holdings plc (a)	15	78
Merit Medical Systems, Inc. (a)	10	759
Merrimack Pharmaceuticals, Inc. (a)	1	10
Mersana Therapeutics, Inc. (a)	5	23
Mesa Laboratories, Inc.	1	195
Milestone Pharmaceuticals Inc. (a)	2	7
Mirati Therapeutics, Inc. (a)	8	285
Mirum Pharmaceuticals, Inc. (a)	1	23
ModivCare Inc. (a)	2	208
Monte Rosa Therapeutics, Inc. (a)	3	20
Morphic Holding, Inc. (a)	5	175
Myriad Genetics, Inc. (a)	15	351
NanoString Technologies, Inc. (a)	3	30
National HealthCare Corporation	4	230
National Research Corporation	6	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Nektar Therapeutics (a)	34	24
Neogen Corporation (a)	5	84
Neogenomics, Inc. (a)	21	368
Neuronetics, Inc. (a)	7	20
Nevro Corp. (a)	2	86
Nextcure, Inc. (a)	6	9
NextGen Healthcare, Inc. (a)	12	208
NGM Biopharmaceuticals, Inc. (a)	12	48
Nkarta, Inc. (a)	2	6
Nurix Therapeutics, Inc. (a)	13	111
NuVasive, Inc. (a)	9	372
Olema Pharmaceuticals Inc. (a)	3	10
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	14	52
Omnicell, Inc. (a)	8	460
OPKO Health, Inc. (a) (b)	97	141
OptimizeRX Corporation (a)	5	71
Option Care Health, Inc. (a)	31	976
Orasure Technologies, Inc. (a)	24	147
Organogenesis Holdings Inc. - Class A (a)	19	41
Organon & Co.	12	289
Orgenesis Inc. (a) (b)	2	3
Orthofix Medical Inc. (a)	11	183
Orthopediatrics Corp. (a)	6	280
Outset Medical, Inc. (a)	7	127
Owens & Minor, Inc. (a)	14	200
Pacific Biosciences of California, Inc. (a)	39	452
Pacira Pharmaceuticals, Inc. (a)	7	279
Patterson Companies, Inc.	17	461
PDL BioPharma, Inc. (a) (d)	14	35
Pediatrix Medical Group, Inc. (a)	16	246
Perrigo Company Public Limited Company	25	886
Personalis, Inc. (a)	7	20
PetIQ, Inc. - Class A (a)	9	101
Phibro Animal Health Corporation - Class A	6	98
Phreesia, Inc. (a)	5	158
Pieris Pharmaceuticals GmbH (a) (b)	12	12
Pliant Therapeutics, Inc. (a)	5	120
PMV Pharmaceuticals, Inc. (a)	10	48
Poseida Therapeutics, Inc. (a)	22	69
Pphm, Inc. (a)	17	314
Praxis Precision Medicines, Inc. (a) (b)	8	6
Precigen, Inc. (a) (b)	6	6
Precision Biosciences, Inc. (a)	12	9
Premier Healthcare Solutions, Inc. - Class A	21	696
Prestige Consumer Healthcare Inc. (a)	9	583
Privia Health Group Inc. (a)	11	314
Progyny, Inc. (a)	7	221
ProPhase Labs, Inc. (a) (b)	3	22
Protagonist Therapeutics, Inc. (a)	16	371
Prothena Corporation Public Limited Company (a)	7	355
Pulmonx Corporation (a)	5	52
Puma Biotechnology, Inc. (a)	16	48
Quanterix Corporation (a)	8	90
RadNet, Inc. (a)	14	345
Rain Oncology Inc. (a)	3	30
Rallybio Corporation (a)	2	9
Recursion Pharmaceuticals, Inc. - Class A (a)	8	54
Regenxbio Inc. (a)	8	160
Relay Therapeutics, Inc. (a)	16	264
Relmada Therapeutics, Inc. (a)	5	12
Repare Therapeutics Inc. (a)	4	38
Replimune Group, Inc. (a)	12	218
Revolution Medicines, Inc. (a)	17	358
Rhythm Pharmaceuticals, Inc. (a)	4	66
Rocket Pharmaceuticals, Inc. (a)	13	225
RVL Pharmaceuticals Public Limited Company (a)	2	2
RxSight, Inc. (a)	2	42
Sage Therapeutics Inc. (a)	10	431
Sangamo Therapeutics, Inc. (a)	53	93
Scholar Rock Holding Corporation (a)	5	38
Schrodinger, Inc. (a)	9	236
scPharmaceuticals Inc. (a) (b)	2	21
Seer, Inc. - Class A (a)	6	24
Select Medical Holdings Corporation	23	600
Semler Scientific, Inc. (a)	2	54
Sensus Healthcare, Inc. (a)	2	12
Sgry, LLC (a)	23	793
Shockwave Medical, Inc. (a)	—	67
SI-BONE, Inc. (a)	9	169
SIGA Technologies, Inc.	16	90
Sight Sciences, Inc. (a) (b)	4	34
Simulations Plus, Inc.	5	203
Sonida Senior Living, Inc. (a)	—	3
Sotera Health LLC (a)	42	755
Spectrum Pharmaceuticals, Inc. (a)	30	23
Spero Therapeutics, Inc. (a) (b)	10	14
Springworks Therapeutics, Inc. (a) (b)	11	275
STAAR Surgical Company (a)	8	494
Standard Biotools Inc. (a)	3	5
Stereotaxis, Inc. (a)	14	30
Stoke Therapeutics, Inc. (a)	9	74
Supernus Pharmaceuticals, Inc. (a)	10	350
Surgalign Holdings, Inc. (a)	—	—
Surmodics, Inc. (a)	5	105
Sutro Biopharma, Inc. (a)	17	78
Syndax Pharmaceuticals, Inc. (a)	12	259
Syneos Health, Inc. - Class A (a)	9	315
Synlogic Operating Company, Inc. (a)	2	1
Tactile Systems Technology, Inc. (a)	7	114
Tandem Diabetes Care, Inc. (a)	10	424
Taro Pharmaceutical Industries Ltd (a)	4	105
Tarsus Pharmaceuticals, Inc. (a)	6	71
TCR2 Therapeutics Inc. (a) (b)	8	11
Teladoc Health, Inc. (a)	32	818
Tenet Healthcare Corporation (a)	16	962
Terns Pharmaceuticals, Inc. (a)	4	42
The Ensign Group, Inc.	10	939
The Joint Corp (a)	4	66
The Pennant Group, Inc. (a)	8	120
TransMedics Group, Inc. (a)	5	351
Twist Bioscience Corporation (a)	8	121
U. S. Physical Therapy, Inc.	2	224
UFP Technologies, Inc. (a)	2	261
Utah Medical Products, Inc.	1	95
Vanda Pharmaceuticals Inc. (a)	16	111
Varex Imaging Corporation (a)	12	216
Vaxcyte, Inc. (a)	1	36
VBI Vaccines (Delaware) Inc. (a) (b)	11	3
Veracyte, Inc. (a)	12	271
Veradigm Inc. (a)	33	426
Verastem, Inc. (a) (b)	41	17
Vericel Corporation (a)	6	177
Verrica Pharmaceuticals Inc. (a)	4	23
ViewRay, Inc. (a)	42	146
Viking Therapeutics, Inc. (a)	17	287
Viracta Therapeutics, Inc. (a)	8	12
Voyager Therapeutics, Inc. (a)	11	82
X4 Pharmaceuticals Inc. (a) (b)	5	4
Xbiotech Inc (a)	6	21
Xencor, Inc. (a)	10	292
Y-mAbs Therapeutics, Inc. (a)	5	25
Zentalis Pharmaceuticals, Inc. (a)	2	26
Zymeworks Inc. (a)	9	82
		65,697
Information Technology 11.2%
3D Systems Corporation (a)	16	176
A10 Networks, Inc.	23	356
ACI Worldwide, Inc. (a)	37	993
Adeia Inc.	25	218
Adtran Holdings, Inc.	14	228
Advanced Energy Industries, Inc.	11	1,092
Aehr Test Systems (a)	5	161
Agilysys, Inc. (a)	8	667
Airgain, Inc. (a)	2	12
Akoustis Technologies, Inc. (a)	8	25
Alarm.Com Holdings, Inc. (a)	12	618
Alkami Technology, Inc. (a)	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Alpha and Omega Semiconductor Limited (a)	9	240
Altair Engineering Inc. - Class A (a)	9	643
Ambarella Inc. (a)	7	558
American Software, Inc. - Class A	10	127
Amkor Technology, Inc.	45	1,169
Amtech Systems, Inc. (a)	3	30
AppFolio, Inc. - Class A (a)	2	305
Applied Optoelectronics, Inc. (a) (b)	5	11
Arlo Technologies, Inc. (a)	15	94
AstroNova, Inc. (a)	—	7
Asure Software, Inc. (a)	6	91
Aviat Networks, Inc. (a)	3	120
Avid Technology, Inc. (a)	8	241
Avnet, Inc.	18	796
Aware Inc. (a)	5	8
Axcelis Technologies, Inc. (a)	6	756
AXT, Inc. (a)	11	46
Badger Meter, Inc.	5	646
Bel Fuse Inc. - Class B	4	134
Belden Inc.	7	645
Benchmark Electronics, Inc.	11	268
Blackbaud, Inc. (a)	10	660
Box, Inc. - Class A (a)	25	677
Brightcove Inc. (a)	14	60
C3.ai, Inc. - Class A (a) (b)	1	29
CalAmp Corp. (a)	5	17
Calix, Inc. (a)	12	652
Cambium Networks Corp. (a)	8	141
Casa Systems, Inc. (a)	1	1
Cerence Inc. (a)	6	161
CEVA Inc. (a)	7	209
Cirrus Logic, Inc. (a)	10	1,107
Clearfield, Inc. (a)	3	148
Climb Global Solutions, Inc.	1	62
Coda Octopus Group, Inc. (a)	1	8
Cognyte Software Ltd (a)	10	34
Coherent Corp. (a)	5	187
Cohu, Inc. (a)	9	329
CommScope Holding Company, Inc. (a)	33	208
CommVault Systems, Inc. (a)	8	458
Computer Task Group, Incorporated (a)	3	21
Comtech Telecommunications Corp.	8	99
Consensus Cloud Solutions, Inc. (a)	5	179
CoreCard Corporation (a) (b)	1	44
Corsair Gaming, Inc. (a)	2	36
Couchbase, Inc. (a)	1	19
CPI Card Group Inc. (a)	2	73
CS Disco, Inc. (a)	2	15
CTS Corporation	5	248
Daktronics, Inc. (a)	10	59
Digi International Inc. (a)	8	273
Digital Turbine USA, Inc. (a)	11	135
DigitalOcean Holdings, Inc. (a) (b)	7	261
Diodes Incorporated (a)	8	767
DoubleVerify Holdings, Inc. (a)	23	692
DXC Technology Company (a)	4	112
DZS, Inc. (a)	10	77
E2Open Parent Holdings, Inc. - Class A (a)	14	81
Ebix, Inc.	10	126
Edgio, Inc. (a)	47	37
Egain Corporation (a)	9	69
EMCORE Corporation (a)	9	10
EngageSmart, Inc. (a)	13	249
Envestnet, Inc. (a)	9	532
ePlus inc. (a)	5	255
EverCommerce Inc. (a)	1	11
Everspin Technologies, Inc. (a)	4	27
ExlService Holdings, Inc. (a)	6	976
Extreme Networks, Inc. (a)	24	456
Fabrinet (a)	6	750
FARO Technologies, Inc. (a)	6	147
Fastly, Inc. - Class A (a)	23	403
Formfactor, Inc. (a)	14	432
Freshworks, Inc. - Class A (a)	18	272
Genasys Inc. (a)	7	22
Grid Dynamics Holdings, Inc. - Class A (a)	10	117
GSI Technology, Inc. (a)	3	6
Harmonic, Inc. (a)	19	273
Ichor Holdings, Ltd. (a)	9	280
Identiv, Inc. (a)	6	35
Immersion Corporation	10	89
Informatica Inc. - Class A (a)	11	188
Information Services Group, Inc.	16	79
Insight Enterprises, Inc. (a)	6	883
InterDigital, Inc.	5	374
inTEST Corporation (a)	3	54
Intevac, Inc. (a)	8	56
IPG Photonics Corporation (a)	6	728
Issuer Direct Corporation (a)	1	18
Iteris, Inc. (a)	10	48
Itron, Inc. (a)	8	432
JAMF Holding Corp. (a)	19	369
JFROG Ltd (a)	17	333
Kimball Electronics Group, LLC (a)	8	186
Knowles Corporation (a)	20	334
Kulicke and Soffa Industries, Inc.	10	548
KVH Industries, Inc. (a)	5	52
Kyndryl Holdings, Inc. (a)	41	604
L-1 Secure Credentialing, Inc. (a) (b)	2	42
Lantronix, Inc. (a)	11	46
Littelfuse, Inc.	1	384
LiveRamp Holdings, Inc. (a)	12	264
Lumentum Holdings Inc. (a)	10	524
Luna Innovations Incorporated (a)	10	73
MACOM Technology Solutions Holdings, Inc. (a)	13	922
Magnachip Semiconductor Corporation (a)	12	111
MaxLinear, Inc. (a)	14	498
MeridianLink, Inc. (a)	1	12
Methode Electronics, Inc.	7	300
Mitek Systems, Inc. (a)	14	134
MKS Instruments, Inc.	2	162
Model N, Inc. (a)	6	203
Momentive Global Inc. (a)	7	65
N-Able, Inc. (a)	19	247
Napco Security Technologies, Inc. (a)	8	287
National Instruments Corporation	20	1,070
NCR Corporation (a)	21	495
NETGEAR, Inc. (a)	9	167
NetScout Systems, Inc. (a)	13	378
Network-1 Technologies, Inc.	3	6
Nextnav Inc. (a) (b)	4	7
Nlight, Inc. (a)	12	123
Novanta Inc. (a)	6	1,017
NVE Corporation	2	127
Olo Inc. - Class A (a)	14	113
ON24, Inc. (a)	13	112
One Stop Systems, Inc. (a)	1	3
Onespan, Inc. (a)	13	224
Onto Innovation Inc. (a)	9	770
Osi Systems, Inc. (a)	3	320
PAR Technology Corporation (a) (b)	4	124
PC Connection, Inc.	5	214
PC-Tel, Inc.	3	11
PDF Solutions, Inc. (a)	10	425
Perficient, Inc. (a)	6	424
PFSweb, Inc.	6	25
Photronics, Inc. (a)	9	156
Pixelworks, Inc. (a)	12	17
Plexus Corp. (a)	5	484
Power Integrations, Inc.	10	887
Powerfleet Inc. (a)	8	28
Powerschool Holdings, Inc. - Class A (a)	26	518
Progress Software Corporation	8	444
Q2 Holdings, Inc. (a)	2	46
Qualys, Inc. (a)	7	887
Rackspace Technology, Inc. (a)	17	32
Rambus Inc. (a)	20	1,011
Ribbon Communications Inc. (a)	48	163
Richardson Electronics, Ltd.	4	86
Rimini Street, Inc. (a)	25	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Rogers Corporation (a)	3	434
Sanmina Corporation (a)	11	665
Sapiens International Corporation N.V.	10	212
ScanSource, Inc. (a)	8	254
Secureworks Corp. - Class A (a)	3	27
Semtech Corporation (a)	11	258
ShotSpotter, Inc. (a)	2	97
Silicon Laboratories Inc. (a)	6	968
SMART Global Holdings, Inc. (a)	11	193
Smith Micro Software, Inc. (a) (b)	10	12
SolarWinds Corporation (a)	20	175
SPS Commerce, Inc. (a)	6	939
Squarespace, Inc. - Class A (a)	15	487
Stratasys, Inc. (a)	14	228
Sumo Logic, Inc. (a)	26	311
Super Micro Computer, Inc. (a)	10	1,026
Synaptics Incorporated (a)	7	776
Synchronoss Technologies, Inc. (a)	5	5
Telos Corporation (a)	7	17
Teradata Corporation (a)	17	692
TESSCO Technologies Incorporated (a)	—	2
The Hackett Group, Inc.	9	165
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	256
Tucows Inc. - Class A (a) (b)	1	16
Turtle Beach Corporation (a)	4	41
Ultra Clean Holdings, Inc. (a)	8	275
Unisys Corporation (a)	12	47
Universal Display Corporation	4	629
Upland Software, Inc. (a)	5	20
Veeco Instruments Inc. (a)	10	209
Verint Systems Inc. (a)	11	410
Vertex, Inc. - Class A (a)	8	162
Viant Technology Inc. - Class A (a)	3	11
ViaSat, Inc. (a)	13	436
Viavi Solutions Inc. (a)	37	398
VirnetX Holding Corporation	2	3
Vishay Intertechnology, Inc.	25	564
Vishay Precision Group, Inc. (a)	4	166
Vontier Corporation	26	699
Xerox Holdings Corporation	29	448
Xperi Inc. (a)	1	16
Yext, Inc. (a)	22	215
		58,946
Energy 6.4%
Adams Resources & Energy, Inc.	1	31
Alto Ingredients, Inc. (a)	20	29
Amplify Energy Corp. (a)	12	83
Antero Midstream Corporation	86	906
Arch Resources, Inc. - Class A	4	483
Archrock, Inc.	26	252
Ardmore Shipping Services (Ireland) Limited	11	167
Berry Corporation (Bry)	22	170
Bristow Holdings U.S. Inc. (a)	7	165
Cactus, Inc. - Class A	12	484
California Resources Corporation	13	496
Callon Petroleum Company (a)	11	362
Centrus Energy Corp. - Class A (a)	4	126
ChampionX Corporation	32	879
Chord Energy Corporation	3	444
Civitas Resources, Inc.	4	294
Clean Energy Fuels Corp. (a)	37	160
CNX Resources Corporation (a)	34	543
Comstock Resources, Inc. (b)	47	502
CONSOL Energy Inc.	8	491
Core Laboratories N.V.	10	223
CVR Energy, Inc.	14	468
Delek US Holdings, Inc.	12	266
Denbury Inc. (a)	8	736
DHT Holdings, Inc.	33	356
DMC Global Inc. (a)	4	79
Dorian LPG Ltd.	13	268
Dril-Quip, Inc. (a)	9	254
DT Midstream, Inc.	17	823
Earthstone Energy, Inc. - Class A (a)	1	19
Enlink Midstream, LLC	76	827
Epsilon Energy Ltd.	5	26
Equitrans Midstream Corporation	69	398
Evolution Petroleum Corporation	8	53
Expro Group Holdings N.V. (a)	4	76
Forum Energy Technologies, Inc. (a)	1	38
Geospace Technologies Corporation (a)	2	15
Gevo, Inc. (a) (b)	5	8
Green Plains Inc. (a)	11	334
Gulf Island Fabrication, Inc. (a)	2	6
Gulfport Energy Operating Corporation (a)	2	193
Hallador Energy Company (a)	8	78
Helix Energy Solutions Group, Inc. (a)	42	321
Helmerich & Payne, Inc.	19	664
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	377
Kosmos Energy Ltd. (a)	80	593
Liberty Energy Inc. - Class A	32	412
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	33	719
Mammoth Energy Services, Inc. (a)	9	37
Matador Resources Company	16	742
Murphy Oil Corporation	18	673
Nabors Industries Ltd. (a)	2	191
NACCO Industries, Inc. - Class A	2	63
National Energy Services Reunited Corporation (a)	25	130
Natural Gas Services Group, Inc. (a)	2	24
Newpark Resources, Inc. (a)	29	111
NexTier Oilfield Solutions Inc. (a)	46	370
Nine Energy Service, Inc. (a)	11	60
Noble Corporation PLC (a)	25	975
Nordic American Tankers Limited	59	233
Northern Oil and Gas Incorporated	5	158
Nov Inc.	13	242
Oceaneering International, Inc. (a)	21	362
Oil States International, Inc. (a)	21	175
Overseas Shipholding Group, Inc. - Class A (a)	22	87
Par Pacific Holdings, Inc. (a)	11	329
Patterson-UTI Energy, Inc.	38	439
PBF Energy Inc. - Class A	23	1,012
PDC Energy, Inc.	11	685
Peabody Energy Corporation (a)	26	660
PEDEVCO Corp. (a)	7	7
Permian Resources Corporation - Class A	59	616
Phx Minerals Inc. - Class A	10	25
Primeenergy Resources Corporation (a)	—	37
Propetro Holding Corp. (a)	22	160
Range Resources Corporation	17	453
Ranger Oil Corporation - Class A	3	118
REX American Resources Corporation (a)	5	156
Riley Exploration - Permian, LLC	1	50
Ring Energy Inc. (a) (b)	18	35
RPC, Inc.	34	263
SandRidge Energy, Inc. (a)	10	146
Scorpio Tankers Inc.	12	679
SEACOR Marine Holdings Inc. (a)	6	43
Select Energy Services, Inc. - Class A	26	184
SFL Corporation Ltd.	25	236
SM Energy Company	21	591
Smart Sand, Inc. (a)	10	17
Solaris Oilfield Infrastructure, Inc. - Class A	10	83
Southwestern Energy Company (a)	99	494
STR Sub Inc. - Class A	8	172
Talos Energy Inc. (a)	19	278
TechnipFMC PLC	79	1,076
Teekay Shipping (Canada) Ltd. (a)	28	171
Teekay Tankers Ltd. - Class A (a)	9	367
TETRA Technologies, Inc. (a)	36	96
Tidewater Inc. (a)	10	422
Transocean Ltd. (a) (c)	131	835
U.S. Silica Holdings, Inc. (a)	21	254
VAALCO Energy, Inc.	13	58
Valaris Limited (a)	11	746
Vital Energy, Inc. (a)	3	134

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
W&T Offshore, Inc. (a)	43	219
Weatherford International Public Limited Company (a)	11	680
World Fuel Services Corporation	11	292
		33,649
Materials 6.2%
Advanced Emissions Solutions, Inc. (a)	3	7
AdvanSix Inc.	9	342
Alpha Metallurgical Resources, Inc.	4	595
American Vanguard Corporation	10	212
Ampco-Pittsburgh Corporation (a)	3	7
Arconic Corporation (a)	16	424
Ardagh Metal Packaging S.A.	14	55
Ascent Industries Co. (a)	2	16
Ashland Inc.	10	1,031
Aspen Aerogels, Inc. (a)	2	13
ATI Inc. (a)	35	1,399
Avient Corporation	17	690
Axalta Coating Systems Ltd. (a)	14	413
Balchem Corporation	6	718
Bioceres Crop Solutions Corp. (a)	2	20
Cabot Corporation	10	751
Caledonia Mining Corporation PLC	3	41
Carpenter Technology Corporation	9	387
Century Aluminum Company (a)	29	288
Chase Corporation	3	284
Clearwater Paper Corporation (a)	5	172
Coeur Mining, Inc. (a)	95	378
Commercial Metals Company	22	1,067
Compass Minerals International, Inc.	6	192
Core Molding Technologies, Inc. (a)	—	4
Dakota Gold Corp. (a)	3	11
Eagle Materials Inc.	6	900
Ecovyst Inc. (a)	20	222
Element Solutions Inc.	43	827
Ferroglobe PLC (a)	37	185
Flotek Industries, Inc. (a)	5	4
Fortitude Gold Corporation	2	16
Friedman Industries, Incorporated	2	17
FutureFuel Corp.	14	104
Glatfelter Corporation	11	34
Gold Resource Corporation	18	19
Graphic Packaging Holding Company	20	512
Greif, Inc. - Class A	5	310
Greif, Inc. - Class B	3	234
H.B. Fuller Company	10	667
Hawkins, Inc.	6	265
Haynes International, Inc.	4	204
Hecla Mining Company	112	712
Huntsman Corporation	25	684
Ingevity Corporation (a)	6	459
Innospec Inc.	4	424
Intrepid Potash, Inc. (a)	4	113
Kaiser Aluminum Corporation	2	144
Koppers Holdings Inc.	6	219
Kronos Worldwide, Inc.	11	102
Livent Corporation (a)	28	604
Louisiana-Pacific Corporation	14	783
LSB Industries, Inc. (a)	16	163
Materion Corporation	4	406
MATIV Holdings, Inc.	13	276
Mercer International Inc.	19	182
Minera Andes Inc. (a) (b)	—	3
Minerals Technologies Inc.	6	349
MP Materials Corp. - Class A (a)	16	454
Myers Industries, Inc.	11	243
NewMarket Corporation	2	626
Nexa Resources S.A. (b)	7	45
O-I Glass, Inc. (a)	26	591
Olympic Steel, Inc.	3	171
Orion Engineered Carbons Finance & Co. S.C.A.	12	326
Quaker Chemical Corporation	3	546
Ramaco Resources, Inc.	9	76
Ranpak Holdings Corp - Class A (a)	20	104
Rayonier Advanced Materials Inc. (a)	19	121
Reynolds Group Holdings Limited	14	112
Ryerson Holding Corporation	8	303
Schnitzer Steel Industries, Inc. - Class A	8	253
Sensient Technologies Corporation	7	554
Silgan Holdings Inc.	17	939
Smith-Midland Corporation (a)	1	17
Sonoco Products Company	16	1,003
Stepan Company	4	397
Summit Materials, Inc. - Class A (a)	22	631
SunCoke Energy, Inc.	22	197
Sylvamo Corporation	7	302
The Chemours Company	26	772
The Scotts Miracle-Gro Company	9	632
TimkenSteel Corporation (a)	14	259
Tredegar Corporation	11	97
TriMas Corporation	8	221
Trinseo Public Limited Company	6	130
Tronox Holdings PLC	27	385
United States Lime & Minerals, Inc.	1	226
United States Steel Corporation	26	670
Universal Stainless & Alloy Products, Inc. (a)	1	10
Valvoline, Inc.	29	1,014
Venator Materials PLC (a)	23	9
Warrior Met Coal, Inc.	10	362
Worthington Industries, Inc.	9	583
		33,041
Consumer Staples 4.6%
Alico, Inc.	2	47
B&G Foods, Inc.	3	48
Bellring Intermediate Holdings, Inc. (a)	25	852
Calavo Growers, Inc.	5	155
Cal-Maine Foods, Inc.	8	492
Central Garden & Pet Company (a)	2	99
Central Garden & Pet Company - Class A (a)	7	287
Coca-Cola Consolidated, Inc.	1	773
Coty Inc. - Class A (a)	50	601
Del Monte Fresh Produce Company	8	249
e.l.f. Beauty, Inc. (a)	9	767
Edgewell Personal Care Colombia S A S	10	414
Energizer Holdings, Inc.	12	419
Farmer Bros. Co. (a)	4	17
Flowers Foods, Inc.	37	1,022
Freshpet, Inc. (a)	9	579
Grocery Outlet Holding Corp. (a)	15	432
Herbalife Nutrition Ltd. (a)	18	286
Hostess Brands, Inc. - Class A (a)	24	590
Ingles Markets, Incorporated - Class A	3	242
Ingredion Incorporated	5	559
Inter Parfums, Inc.	5	771
J & J Snack Foods Corp.	3	497
John B. Sanfilippo & Son, Inc.	3	257
Lancaster Colony Corporation	5	1,071
Lifecore Biomedical, Inc. (a) (b)	4	14
LifeVantage Corporation	2	7
Limoneira Company	5	82
Medifast, Inc.	2	206
MGPI Processing, Inc.	4	377
Mission Produce, Inc. (a)	5	51
National Beverage Corp. (a)	10	533
Natural Alternatives International, Inc. (a)	1	8
Natural Grocers By Vitamin Cottage, Inc.	5	64
Natural Health Trends Corp.	1	4
Nature's Sunshine Products, Inc. (a)	4	42
Nu Skin Enterprises, Inc. - Class A	9	357
Oil-Dri Corporation of America	1	48
Olaplex Holdings, Inc. (a)	6	26
Pilgrim's Pride Corporation (a)	21	493
Post Holdings, Inc. (a)	11	986
PriceSmart, Inc.	6	413
Reynolds Consumer Products Inc.	25	691
Rocky Mountain Chocolate Factory, Inc. (a)	1	8
Seaboard Corporation	—	611
Seneca Foods Corporation - Class A (a)	2	86
Sovos Brands, Inc. (a)	8	136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Spartannash Company	11	272
Spectrum Brands Holdings, Inc.	8	507
Sprouts Farmers Market, Inc. (a)	19	654
The Andersons, Inc.	8	349
The Boston Beer Company, Inc. - Class A (a)	2	613
The Chefs' Warehouse, Inc. (a)	7	232
The Duckhorn Portfolio Inc. (a)	19	297
The Hain Celestial Group, Inc. (a)	17	283
The Honest Company, Inc. (a)	31	55
The Simply Good Foods Company (a)	17	691
The Vita Coco Company, Inc. (a)	4	73
Tootsie Roll Industries, Inc.	7	322
Treehouse Foods, Inc. (a)	10	524
Turning Point Brands, Inc.	5	110
United Natural Foods, Inc. (a)	11	293
United-Guardian, Inc.	—	1
Universal Corporation	5	253
USANA Health Sciences, Inc. (a)	3	215
UTZ Brands, Inc. - Class A	14	223
Vector Group Ltd.	30	357
Village Super Market, Inc. - Class A	3	61
Vital Farms, Inc. (a)	13	200
WD-40 Company	2	423
Weis Markets, Inc.	5	424
Whole Earth Brands, Inc. - Class A (a)	11	28
ZEVIA PBC - Class A (a) (b)	2	6
		24,235
Utilities 3.2%
ALLETE, Inc.	16	1,017
American States Water Company	8	723
Artesian Resources Corporation - Class A	2	129
Atlantica Sustainable Infrastructure PLC	18	537
Avista Corporation	14	578
Black Hills Corporation	11	707
California Water Service Group	10	596
Chesapeake Utilities Corporation	3	412
Clearway Energy, Inc. - Class A	3	82
Clearway Energy, Inc. - Class C	3	95
Consolidated Water Co. Ltd.	4	71
Genie Energy Ltd. - Class B	7	100
Hawaiian Electric Industries, Inc.	20	771
IDACORP, Inc.	9	1,009
MGE Energy, Inc.	6	466
Middlesex Water Company	3	230
National Fuel Gas Company	16	912
New Jersey Resources Corporation	17	900
Northwest Natural Holding Company	6	301
NorthWestern Corporation	11	613
One Gas, Inc.	10	787
Ormat Technologies, Inc.	11	900
Otter Tail Corporation	7	526
PNM Resources, Inc.	16	767
Portland General Electric Company	19	905
Pure Cycle Corporation (a)	6	59
RGC Resources, Inc.	1	31
SJW Group	5	411
Southwest Gas Holdings, Inc.	10	646
Spire Inc.	9	660
Sunnova Energy International Inc. (a) (b)	21	328
The York Water Company	5	208
Unitil Corporation	5	272
Via Renewables, Inc. - Class A (a) (b)	1	10
		16,759
Communication Services 3.1%
Altice USA, Inc. - Class A (a)	42	144
AMC Networks, Inc. - Class A (a)	8	138
Angi Inc. - Class A (a) (b)	21	48
Anterix Inc. (a)	5	178
ATN International, Inc.	5	203
Bandwidth Inc. - Class A (a)	8	115
Boston Omaha Corporation - Class A (a)	7	174
Bumble Inc. - Class A (a)	23	441
Cable One, Inc.	—	88
CarGurus, Inc. - Class A (a)	17	317
Cars.com Inc. (a)	18	344
Cinedigm Corp. - Class A (a) (b)	35	15
Cinemark Holdings, Inc. (a)	14	213
Clear Channel Outdoor Holdings, Inc. (a)	17	20
CM Wind Down Topco Inc. - Class A (a)	4	13
Cogent Communications Holdings, Inc.	8	541
Comscore, Inc. (a)	23	29
Consolidated Communications Holdings, Inc. (a)	31	79
Daily Journal Corporation (a)	—	107
DHI Group, Inc. (a)	12	47
Dolphin Entertainment, LLC (a)	2	4
EchoStar Corporation - Class A (a)	7	122
Emerald Holding, Inc. (a)	3	11
Entravision Communications Corporation - Class A	19	116
EverQuote, Inc. - Class A (a)	7	102
FG Group Holdings Inc. (a)	2	5
Fluent Inc. (a)	18	15
Frontier Communications Parent, Inc. (a)	2	54
fuboTV Inc. (a)	18	22
Gaia, Inc. - Class A (a)	3	10
Gannett Co., Inc. (a)	29	54
Genius Brands International, Inc. (a) (b)	3	9
Gray Television, Inc.	15	130
Harte Hanks, Inc. (a)	1	11
IDT Corporation - Class B (a)	8	259
iHeartMedia, Inc. - Class A (a)	18	71
IMAX Corporation (a)	17	317
Integral Ad Science Holding Corp. (a)	10	138
Intelsat Inflight LLC (a)	23	331
Iridium Communications Inc.	20	1,221
John Wiley & Sons, Inc. - Class A	8	319
Lee Enterprises, Incorporated (a)	1	15
Liberty Latin America Ltd. - Class A (a)	9	72
Liberty Latin America Ltd. - Class C (a)	32	267
Liberty Media Corporation - Series A (a)	2	63
Liberty Media Corporation - Series C (a)	8	260
Lions Gate Entertainment Corp. - Class A (a)	16	181
Lions Gate Entertainment Corp. - Class B (a)	24	249
Madison Square Garden Entertainment Corp. - Class A (a)	4	246
Madison Square Garden Entertainment Corp. - Class A	3	676
Magnite, Inc. (a)	25	234
Marchex, Inc. - Class B (a)	—	—
Nexstar Media Group, Inc. - Class A	3	586
Ooma, Inc. (a)	8	101
Playtika Holding Corp. (a)	35	395
PubMatic, Inc. - Class A (a)	11	148
QuinStreet, Inc. (a)	17	267
Quotient Technology Inc. (a)	27	89
Reading International, Inc. - Class A (a)	2	8
Saga Communications, Inc. - Class A	—	6
Salem Media Group, Inc. - Class A (a)	3	3
Scholastic Corporation	6	208
Sciplay Corporation - Class A (a)	6	104
Shenandoah Telecommunications Company	12	235
Shutterstock, Inc.	5	398
Sinclair Broadcast Group, Inc. - Class A	9	150
Spok Holdings, Inc.	1	10
Stagwell, Inc. - Class A (a)	11	83
TechTarget, Inc. (a)	4	154
TEGNA Inc.	37	625
Telephone and Data Systems, Inc.	18	193
The E.W. Scripps Company - Class A (a)	21	194
The Marcus Corporation	8	130
The New York Times Company - Class A	17	660
Thryv Holdings, Inc. (a)	9	204
Townsquare Media, Inc. - Class A	3	26
Travelzoo (a)	2	12
TripAdvisor, Inc. (a)	23	462
Truecar, Inc. (a)	28	64
United States Cellular Corporation (a)	10	197
Urban One, Inc. - Class A (a)	2	16
Urban One, Inc. - Class D (a)	7	39
Vimeo, Inc. (a)	4	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
WideOpenWest, Inc. (a)	13	137
World Wrestling Entertainment, Inc. - Class A	5	419
Yelp Inc. (a)	12	367
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	9	678
		16,222
Real Estate 0.7%
Altisource Portfolio Solutions S.A. (a) (b)	2	10
Cushman & Wakefield PLC (a)	37	390
Douglas Elliman Inc.	21	65
Dwight A. Walker Real Estate, Inc. - Class A	5	97
eXp World Holdings, Inc. (b)	16	200
Five Point Holdings, LLC - Class A (a)	16	38
Florida Rock Properties, Inc. (a)	3	158
Forestar Group Inc. (a)	14	213
Kennedy-Wilson Holdings, Inc.	25	418
Marcus & Millichap Company	7	235
Maui Land & Pineapple Company, Inc. (a)	1	12
Newmark Group, Inc. - Class A	28	198
Open Doors Technology Inc. - Class A (a) (b)	17	30
Rafael Holdings, Inc. - Class B (a)	4	6
Realogy Holdings Corp. (a)	21	109
Stratus Properties Inc.	2	40
Tejon Ranch Co. (a)	8	155
The Howard Hughes Corporation (a)	9	729
The Rmr Group Inc. - Class A	5	124
The St. Joe Company	11	444
		3,671
Total Common Stocks (cost $547,589)		526,989
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	16
Albireo Pharma, Inc. (a) (e)	5	11
Ikonics Corporation (a) (d)	—	1
Opiant Pharmaceuticals, Inc. (a) (e)	1	—
Progenics Pharmaceuticals, Inc. (a) (d)	3	3
Resolute Forest Products Inc. (a) (e)	16	22
Xeris Pharmaceuticals, Inc. (a) (d)	14	5
ZAGG Inc (a) (d)	4	—
Total Rights (cost $0)		58
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (f)	1	37
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	—	4
Total Preferred Stocks (cost $60)		41
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (g) (h)	1,734	1,734
Total Short Term Investments (cost $1,734)		1,734
Total Investments 100.1% (cost $549,383)		528,822
Other Assets and Liabilities, Net (0.1)%		(705)
Total Net Assets 100.0%		528,117

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	116	83	—
Transocean Ltd.	03/02/21	570	835	0.2
		686	918	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	526,768	179	42	526,989
Rights	—	33	25	58
Preferred Stocks	41	—	—	41
Short Term Investments	1,734	—	—	1,734
	528,543	212	67	528,822

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.7%
Mortgage-Backed Securities 14.8%
Federal Home Loan Mortgage Corporation
3.93%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	54,012	49,425
3.50%, 10/01/47 - 06/01/52	28,402	26,516
4.00%, 10/01/48 - 12/01/52	30,900	29,608
2.00%, 11/01/50	21,108	17,733
4.50%, 07/01/52 - 10/01/52	32,924	32,252
Federal National Mortgage Association, Inc.
4.50%, 04/01/23 - 09/01/52	9,417	9,289
5.50%, 07/01/23 - 09/01/25	7	7
4.00%, 03/01/24 - 07/01/52	32,082	31,024
2.14%, 10/01/29	19,300	16,918
2.28%, 11/01/29	10,700	9,413
2.37%, 12/01/29	12,200	10,783
2.46%, 04/01/32	11,428	9,744
3.70%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	128	129
3.78%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,538	1,574
5.00%, 12/01/38 - 07/01/52	9,881	9,881
3.99%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	48	47
3.00%, 04/01/47	4,615	4,221
2.50%, 10/01/50 - 12/01/51	43,089	37,290
2.00%, 11/01/50 - 02/01/51	32,038	26,747
3.50%, 11/01/50 - 03/01/52	39,939	37,414
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	5	5
2.63%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	15	15
3.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,559	3,627
3.00%, 11/15/44 - 07/15/45	1,049	974
3.50%, 04/20/47	4,685	4,453
2.50%, 10/20/51 - 11/20/51	39,257	34,321
3.00%, 04/20/52 (b)	18,281	16,547
		419,958
U.S. Treasury Bond 13.0%
Treasury, United States Department of
2.25%, 05/15/41	9,230	7,325
3.25%, 05/15/42	13,500	12,447
4.00%, 11/15/42 - 11/15/52	9,650	10,217
3.88%, 02/15/43	3,570	3,602
2.88%, 05/15/52	7,700	6,586
3.00%, 08/15/52	180	158
3.63%, 02/15/53	331,300	328,971
		369,306
U.S. Treasury Note 12.3%
Treasury, United States Department of
4.50%, 11/30/24	33,050	33,174
4.25%, 12/31/24	1,880	1,881
4.13%, 01/31/25 - 11/15/32	5,120	5,214
4.63%, 02/28/25 (c)	3,200	3,231
4.00%, 12/15/25 - 02/28/30	55,840	56,560
3.88%, 01/15/26 - 12/31/29	42,250	42,678
2.75%, 07/31/27 - 08/15/32	2,000	1,918
3.13%, 08/31/27	640	626
3.50%, 01/31/28 - 02/15/33	14,470	14,462
3.63%, 03/31/30	1,730	1,738
2.88%, 05/15/32	196,400	186,887
		348,369
Collateralized Mortgage Obligations 3.7%
Federal Home Loan Mortgage Corporation
Series JZ-1507, REMIC, 7.00%, 05/15/23	—	—
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,323	1,319
Series QD-4076, REMIC, 2.50%, 11/15/41	411	396
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,652	1,592
Series 2022-M1B-DNA3, REMIC, 7.46%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	9,935
Series Z-4966, REMIC, 2.50%, 04/25/50	16,490	13,685
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,821	10,514
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,222	7,190
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	5,099	4,744
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 3.78%, 05/25/35 (a)	8	8
Series 2020-2M2-R02, REMIC, 6.85%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	3,230	3,227
REMIC, 0.00%, 04/25/48 (d)	6,142	4,620
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,517	4,175
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,302	13,806
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	12,081	556
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,134	3,147
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,034	3,782
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,252	9,451
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	6,295	5,751
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	10,346	1,104
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	6,011	3,831
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,613	1,893
		104,726
Sovereign 1.8%
Assembleia da Republica
1.95%, 06/15/29, EUR (e)	110	114
0.48%, 10/18/30, EUR (e)	800	724
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (d)	640	591
0.00%, 02/15/31, EUR (d) (e)	1,500	1,370
1.70%, 08/15/32, EUR	900	932
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	457,000	3,451
1.90%, 03/20/31, JPY	133,000	1,125
1.60%, 03/20/33, JPY	169,200	1,416
0.50%, 03/20/38, JPY	94,500	680
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	213
1.00%, 12/21/30, AUD (e)	610	347
1.50%, 06/21/31, AUD	1,320	774
Estado Espanol
0.60%, 10/31/29, EUR	1,000	932
0.50%, 04/30/30, EUR (e)	1,030	940
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	5,975	5,734
2.66%, 05/24/31	1,500	1,254
7.75%, 05/29/31, MXN	6,900	359
7.50%, 05/26/33, MXN	12,700	647
4.28%, 08/14/41	3,900	3,192
8.00%, 11/07/47, MXN	6,920	341
4.40%, 02/12/52	500	391
Gouvernement De France
0.25%, 11/25/26, EUR (e)	885	881
1.00%, 05/25/27, EUR (e)	305	310
0.50%, 05/25/29, EUR (e)	300	287
1.50%, 05/25/31, EUR (e)	400	398
2.00%, 11/25/32, EUR (e)	790	801
Government of Canada
1.50%, 06/01/31, CAD	1,200	800
Government of the Republic of Panama
2.25%, 09/29/32	800	614
4.30%, 04/29/53	900	660
4.50%, 04/01/56	500	373
3.87%, 07/23/60	2,000	1,315
Ireland, Government of
1.00%, 05/15/26, EUR (e)	710	733
1.10%, 05/15/29, EUR (e)	300	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	319,000	811
Ministry of Finance
2.00%, 03/31/27, ILS	470	122
New Zealand Parliament
1.50%, 05/15/31, NZD	1,630	829
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (f)	300	259
3.80%, 06/23/50 (e)	300	240
Presidencia Da Republica Federativa Do Brasil
5.63%, 02/21/47	1,900	1,587
Presidencia de la Republica de Chile
2.55%, 01/27/32	200	171
3.50%, 01/25/50	800	599
3.10%, 01/22/61	4,000	2,615
Presidencia de la Republica de Colombia
3.25%, 04/22/32	1,000	742
5.00%, 06/15/45	1,000	696
4.13%, 05/15/51	2,900	1,773
Romania, Government of
3.70%, 11/25/24, RON	3,880	808
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (e)	2,500	1,773
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (e)	840	866
0.90%, 06/22/29, EUR (e)	530	518
South Africa, Parliament of
4.30%, 10/12/28	850	762
8.00%, 01/31/30, ZAR	3,580	183
8.88%, 02/28/35, ZAR	5,400	260
The Korea Development Bank
2.00%, 10/25/31	800	647
The Philippines, Government of
2.95%, 05/05/45	700	506
2.65%, 12/10/45	800	552
The Republic of Indonesia, The Government of
3.70%, 10/30/49	800	639
Urad Vlady CR
1.20%, 03/13/31, CZK	14,600	517
		51,472
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,033
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.13%, 09/01/23	—	—
5.52%, 06/01/24	10	10
		10
Total Government And Agency Obligations (cost $1,348,193)		1,295,874
CORPORATE BONDS AND NOTES 24.0%
Financials 5.9%
Acrisure, LLC
4.25%, 02/15/29 (f)	450	384
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	375	348
American Express Company
3.95%, 08/01/25	4,115	4,037
AmWINS Group, Inc.
4.88%, 06/30/29 (f)	360	319
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (f)	110	7
AssuredPartners, Inc.
5.63%, 01/15/29 (f)	520	449
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (f)	2,945	2,278
Avation Capital
9.00%, 10/31/26 (c) (f) (g) (h)	323	278
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	3,535	3,074
Avolon Holdings Funding Limited
3.25%, 02/15/27 (f)	3,805	3,393
Banco BBVA Peru
5.25%, 09/22/29 (e)	300	287
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (e)	600	530
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (f) (i)	650	450
Banco de Credito del Peru
3.13%, 07/01/30 (e)	300	271
3.13%, 07/01/30 (f)	800	721
3.25%, 09/30/31 (e)	100	86
Banco do Brasil S.A
9.00%, (100, 06/18/24) (e) (i)	300	294
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (e)	400	359
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (e) (j) (k)	6,400	1,041
Banco Industrial S.A.
4.88%, 01/29/31 (e)	600	555
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (e)	2,050	1,863
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (e)	300	276
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (e) (i)	750	606
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (e) (i)	400	345
7.50%, (100, 06/27/29) (f) (i)	300	259
7.63%, (100, 01/10/28) (e) (i)	1,000	888
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (e)	1,400	1,183
Banco Nacional De Panama
2.50%, 08/11/30 (f)	500	389
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (e)	600	584
Bancolombia SA
4.63%, 12/18/29	800	673
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (e) (i)	900	819
Banistmo S.A.
4.25%, 07/31/27 (e)	900	824
Bank Hapoalim Ltd
3.26%, 01/21/32 (l)	1,600	1,332
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (e)	400	348
Bank of America Corporation
3.84%, 04/25/25	1,430	1,403
4.83%, 07/22/26	1,640	1,620
2.57%, 10/20/32	2,005	1,642
2.48%, 09/21/36	5,110	3,871
Bank of Montreal
3.80%, 12/15/32 (l)	3,205	2,881
Barclays PLC
6.25%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (l)	4,225	4,221
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (e)	200	190
5.13%, 01/18/33 (e)	700	588
5.88%, 09/13/34 (e)	300	262
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,740	1,229
3.85%, 03/15/52	1,010	849
BNP Paribas
3.05%, 01/13/31 (f) (l)	4,805	4,113
BPCE
1.00%, 01/20/26 (f)	2,600	2,318
Brighthouse Financial, Inc.
1.00%, 04/12/24 (f)	990	946
2.00%, 06/28/28 (f)	1,450	1,240
Capital One Financial Corporation
4.99%, 07/24/26	1,180	1,137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CI Financial Corp.
4.10%, 06/15/51	1,835	1,122
Citigroup Inc.
5.98%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a) (g)	4,670	4,664
2.01%, 01/25/26	1,085	1,022
3.07%, 02/24/28	1,005	935
Commonwealth Bank of Australia
4.32%, 01/10/48 (f)	1,985	1,507
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	700	672
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (e) (i) (j) (k) (m)	1,100	1
DBS Group Holdings Ltd
1.82%, 03/10/31 (e)	1,400	1,263
Discover Financial Services
4.10%, 02/09/27	3,180	3,007
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (f) (j) (k)	700	149
Ford Motor Credit Company LLC
4.39%, 01/08/26	600	569
4.95%, 05/28/27	400	382
3.63%, 06/17/31	540	445
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (f) (g) (h)	618	558
Global Payments Inc.
4.95%, 08/15/27	2,155	2,127
Hightower Holdings LLC
6.75%, 04/15/29 (f)	315	267
HSBC Holdings PLC
6.53%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (l)	5,230	5,194
Icahn Enterprises L.P.
5.25%, 05/15/27	475	445
Inversiones La Construccion S.A.
4.75%, 02/07/32 (e)	900	719
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	500	445
JPMorgan Chase & Co.
2.60%, 02/24/26	1,520	1,445
4.85%, 07/25/28	770	769
2.07%, 06/01/29	2,185	1,892
2.52%, 04/22/31	3,325	2,841
2.58%, 04/22/32	2,870	2,417
2.96%, 01/25/33	2,765	2,368
LFS Topco LLC
5.88%, 10/15/26 (f)	405	353
Lloyds Banking Group PLC
3.57%, 11/07/28	4,575	4,202
Macquarie Group Limited
2.87%, 01/14/33 (f)	6,140	4,974
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (f)	2,300	1,513
MetLife, Inc.
5.25%, 01/15/54	2,230	2,167
Morgan Stanley
4.68%, 07/17/26	1,640	1,618
4.21%, 04/20/28	1,925	1,870
2.94%, 01/21/33	770	653
2.48%, 09/16/36	5,160	3,904
Multibank, Inc.
7.75%, 02/03/28 (f)	500	499
Nasdaq, Inc.
3.95%, 03/07/52 (m)	515	403
National Australia Bank Limited
2.99%, 05/21/31 (f)	3,435	2,764
National Rural Utilities Cooperative Finance Corporation
5.45%, 10/30/25	655	666
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (f)	545	424
NatWest Markets PLC
0.80%, 08/12/24 (f)	2,490	2,334
Navient Corporation
5.00%, 03/15/27	290	257
NFP Corp.
4.88%, 08/15/28 (f)	275	248
OneMain Finance Corporation
6.88%, 03/15/25	290	281
7.13%, 03/15/26	35	34
5.38%, 11/15/29	240	202
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (l)	200	183
1.83%, 09/10/30 (f) (l)	1,400	1,278
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (f)	510	406
Ryan Specialty Group, LLC
4.38%, 02/01/30 (f)	445	390
Santander Holdings USA, Inc.
2.49%, 01/06/28	825	714
6.50%, 03/09/29	1,160	1,159
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (f) (i)	600	511
Synchrony Financial
3.95%, 12/01/27	3,895	3,331
Temasek Financial (I) Limited
1.00%, 10/06/30 (f)	1,000	799
The Bank of Nova Scotia
4.59%, 05/04/37 (l)	4,670	4,138
The Goldman Sachs Group, Inc.
6.03%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	4,940	4,875
5.47%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,654
The PNC Financial Services Group, Inc.
4.76%, 01/26/27	495	489
The Toronto-Dominion Bank
4.69%, 09/15/27 (l)	5,835	5,757
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	333	326
Truist Financial Corporation
4.87%, 01/26/29	2,020	1,966
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (e) (i) (j) (k) (m)	3,100	8
United Overseas Bank Limited
1.75%, 03/16/31 (e)	700	625
2.00%, 10/14/31 (e)	700	618
Wells Fargo & Company
3.20%, 06/17/27	2,235	2,105
4.81%, 07/25/28	2,140	2,115
2.88%, 10/30/30	2,255	1,957
Westpac Banking Corporation
3.02%, 11/18/36	2,970	2,321
Willis North America Inc.
4.50%, 09/15/28	3,980	3,848
		166,224
Utilities 4.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (e)	500	358
3.87%, 07/22/31 (e)	400	277
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	1,900
5.40%, 03/15/53	425	443
AES Andres B.V.
5.70%, 05/04/28 (f)	1,200	1,056
Ameren Corporation
3.65%, 02/15/26	5,000	4,824
Berkshire Hathaway Energy Company
4.60%, 05/01/53	2,710	2,478
Boston Gas Company
3.15%, 08/01/27 (f)	5,000	4,599
Calpine Corporation
4.50%, 02/15/28 (f)	265	246
5.13%, 03/15/28 (f)	165	151
4.63%, 02/01/29 (f)	215	186
Chile Electricity PEC Spa
0.00%, 01/25/28 (d) (f)	1,750	1,304
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	375	358
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,090

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
DTE Energy Company
4.22%, 11/01/24 (g)	2,065	2,044
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,703
4.30%, 03/15/28	1,350	1,324
2.85%, 03/15/32	405	352
3.95%, 08/15/47	4,095	3,254
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	5,000	4,523
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (f)	1,000	954
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	847	759
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	1,900	1,444
4.38%, 02/15/31 (e)	500	363
Entergy Corporation
2.80%, 06/15/30	1,220	1,057
Eversource Energy
2.90%, 10/01/24	4,000	3,874
Exelon Corporation
3.40%, 04/15/26	5,712	5,493
5.15%, 03/15/28	1,370	1,395
4.10%, 03/15/52	740	611
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	424	389
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (e)	3,847	3,691
Georgia Power Company
2.20%, 09/15/24	2,365	2,269
3.25%, 03/15/51	5,845	4,178
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,912	1,839
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,851
2.95%, 05/14/30 (f)	1,250	1,101
JSW Hydro Energy Limited
4.13%, 05/18/31 (f)	443	367
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (f)	1,902	1,687
Mercury Chile Holdco LLC
6.50%, 01/24/27 (f)	1,300	1,223
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (e)	444	431
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	500	440
5.63%, 08/10/37 (e)	2,300	1,788
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	500	423
Monongahela Power Company
5.40%, 12/15/43 (f)	1,770	1,790
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (g)	1,735	1,718
3.55%, 05/01/27	5,000	4,790
NRG Energy, Inc.
2.00%, 12/02/25 (f)	1,640	1,477
3.63%, 02/15/31 (f)	565	458
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,757
Pacific Gas & Electric Company
2.50%, 02/01/31	2,945	2,383
San Diego Gas & Electric Company
5.35%, 04/01/53	650	670
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,793
3.25%, 11/01/51	1,660	1,155
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (f)	560	488
The Brooklyn Union Gas Company
4.49%, 03/04/49 (f)	5,105	4,138
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	1,500	1,412
The Southern Company
3.70%, 04/30/30 (l)	2,500	2,332
3.75%, 09/15/51	1,930	1,621
Transelec S.A.
3.88%, 01/12/29 (f)	2,500	2,300
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	200	189
Virginia Electric and Power Company
3.75%, 05/15/27	930	903
		112,471
Energy 2.3%
Aethon United BR LP
8.25%, 02/15/26 (f)	305	299
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (e)	500	354
5.75%, 06/15/33 (f)	1,000	709
Antero Midstream Partners LP
5.75%, 03/01/27 (f)	404	395
Antero Resources Corporation
5.38%, 03/01/30 (f)	310	288
Bip-V Chinook
5.50%, 06/15/31 (f)	1,010	908
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	30	30
BP Capital Markets America Inc.
2.94%, 06/04/51	2,005	1,393
3.00%, 03/17/52	2,650	1,862
Callon Petroleum Company
7.50%, 06/15/30 (c) (f)	425	399
Chesapeake Energy Corporation
5.88%, 02/01/29 (f)	420	400
Chord Energy Corporation
6.38%, 06/01/26 (f)	335	332
CNX Midstream Partners LP
4.75%, 04/15/30 (f)	790	679
CNX Resources Corporation
6.00%, 01/15/29 (f)	385	362
7.38%, 01/15/31 (c) (f)	145	143
Continental Resources, Inc.
2.27%, 11/15/26 (f)	2,575	2,283
Cosan Luxembourg S.A.
7.00%, 01/20/27 (e)	300	300
CSI Compressco LP
7.50%, 04/01/25 (f)	370	353
Ecopetrol S.A.
5.88%, 05/28/45	250	174
5.88%, 11/02/51 (c)	2,900	1,947
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	1,700	1,457
4.39%, 11/30/46 (e)	700	555
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	597	550
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,477
5.00%, 05/15/44 (g)	2,645	2,266
Enbridge Inc.
3.40%, 08/01/51	2,245	1,583
Energy Transfer LP
4.75%, 01/15/26	2,115	2,090
EQM Midstream Partners, LP
4.75%, 01/15/31 (f)	415	345
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,225
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	2,129	1,837
2.94%, 09/30/40 (e)	760	616
Gran Tierra Energy Inc.
7.75%, 05/23/27 (f)	900	702
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (e)	1,100	928
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	455	393
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (f)	219	217
Halliburton Company
2.92%, 03/01/30	1,170	1,044

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Hess Infrastructure Partners LP
4.25%, 02/15/30 (f)	645	576
5.50%, 10/15/30 (f)	370	348
Hess Midstream Operations LP
5.13%, 06/15/28 (f)	395	375
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (f)	540	513
5.75%, 02/01/29 (f)	180	167
Hunt Oil USA, Inc.
6.38%, 06/01/28 (e)	1,661	1,563
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,930	4,401
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (f)	420	367
Marathon Petroleum Corporation
5.13%, 12/15/26	2,150	2,169
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	1,111	869
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (f)	120	111
Nabors Industries Ltd.
7.25%, 01/15/26 (f)	340	324
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	400	386
NGL Energy Partners LP
7.50%, 04/15/26	150	130
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	1,090	926
NuStar Logistics, L.P.
6.00%, 06/01/26	750	733
Occidental Petroleum Corporation
6.63%, 09/01/30	380	400
6.13%, 01/01/31 (c)	555	576
6.45%, 09/15/36	220	231
6.60%, 03/15/46	215	226
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	500	428
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,186
Parkland Corporation
4.50%, 10/01/29 (f)	430	382
4.63%, 05/01/30 (f)	300	267
PBF Holding Company LLC
6.00%, 02/15/28	120	115
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,400	2,117
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (e)	1,000	744
5.63%, 06/19/47 (e)	600	388
Phillips 66
4.95%, 12/01/27	575	578
Pioneer Natural Resources Company
1.90%, 08/15/30	965	786
Qatarenergy
2.25%, 07/12/31 (e)	600	512
Reliance Industries Limited
2.88%, 01/12/32 (c) (e)	600	500
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,875	1,867
SCC Power PLC
8.00%, 12/31/28 (f) (h)	1,608	563
4.00%, 05/17/32 (f) (h)	871	62
Southwestern Energy Company
5.38%, 02/01/29	420	396
4.75%, 02/01/32	420	371
Sunoco LP
6.00%, 04/15/27	225	223
4.50%, 05/15/29	160	147
Tervita Corporation
11.00%, 12/01/25 (f)	246	264
TransCanada PipeLines Limited
4.25%, 05/15/28	3,000	2,912
UEP Penonome II S.A.
6.50%, 10/01/38 (f)	1,523	1,142
USA Compression Finance Corp.
6.88%, 09/01/27	345	330
Viper Energy Partners LP
5.38%, 11/01/27 (f)	350	339
Weatherford International Ltd.
6.50%, 09/15/28 (f)	245	245
8.63%, 04/30/30 (f)	475	481
Western Midstream Operating, LP
4.30%, 02/01/30 (g) (m)	435	397
		65,028
Industrials 2.2%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (e)	400	315
4.38%, 07/03/29 (e)	800	606
3.10%, 02/02/31 (e)	500	322
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	360	343
6.38%, 06/15/30 (f)	500	492
Air Lease Corporation
1.88%, 08/15/26	1,595	1,416
American Airlines, Inc.
5.75%, 04/20/29 (f)	695	667
ARD Finance S.A.
6.50%, 06/30/27 (f) (h)	200	153
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (f)	850	669
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (f)	170	150
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,496
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (e)	502	339
BOC Aviation Limited
6.26%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (f)	4,175	4,181
Bombardier Inc.
7.88%, 04/15/27 (f)	385	390
Builders FirstSource, Inc.
5.00%, 03/01/30 (f)	400	373
4.25%, 02/01/32 (f)	410	354
Carrier Global Corporation
3.38%, 04/05/40	4,370	3,468
Clean Harbors, Inc.
5.13%, 07/15/29 (f)	135	129
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (f)	240	172
CSX Corporation
3.80%, 11/01/46	5,755	4,717
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (f)	1,095	1,003
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (e)	273	242
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	330	301
Garda World Security Corporation
4.63%, 02/15/27 (f)	625	567
6.00%, 06/01/29 (f)	355	282
Griffon Corporation
5.75%, 03/01/28	420	389
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,600	1,595
Jeld-Wen, Inc.
4.63%, 12/15/25 (f)	265	247
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (e)	1,631	1,560
Madison IAQ LLC
4.13%, 06/30/28 (f)	335	290
5.88%, 06/30/29 (f)	325	250
MV24 Capital B.V.
6.75%, 06/01/34 (e)	942	867
Northrop Grumman Corporation
5.15%, 05/01/40	3,485	3,526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Owens Corning
4.40%, 01/30/48	2,575	2,156
Parker-Hannifin Corporation
4.25%, 09/15/27	1,180	1,156
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	75	70
4.20%, 04/01/27 (f)	2,455	2,351
Pike Corporation
5.50%, 09/01/28 (f)	610	532
Raytheon Technologies Corporation
3.03%, 03/15/52	2,610	1,885
Regal Rexnord Corporation
6.05%, 02/15/26 (f) (m)	1,085	1,092
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (f)	210	187
Ryder System, Inc.
5.65%, 03/01/28	2,290	2,318
Seaspan Corporation
5.50%, 08/01/29 (f)	330	260
Simpar Europe
5.20%, 01/26/31 (e)	200	146
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (f)	2,650	2,577
3.63%, 04/28/26 (f)	1,973	1,900
The Boeing Company
2.95%, 02/01/30	2,730	2,415
3.75%, 02/01/50	1,620	1,226
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (f)	655	571
Titan Acquisition Limited
7.75%, 04/15/26 (f)	325	271
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	750	708
TMS International Corp.
6.25%, 04/15/29 (f)	220	171
TransDigm Inc.
6.25%, 03/15/26 (f)	605	605
5.50%, 11/15/27	545	514
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (f)	380	351
Triton Container International Limited
1.15%, 06/07/24 (f)	1,070	1,007
3.25%, 03/15/32	1,860	1,473
Triumph Group, Inc.
7.75%, 08/15/25 (c)	160	147
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (f)	630	570
Weir Group PLC(The)
2.20%, 05/13/26 (f)	2,820	2,540
		61,070
Consumer Discretionary 1.9%
Academy, Ltd.
6.00%, 11/15/27 (f)	755	739
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (c)	210	178
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (f)	295	243
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	470	430
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (f)	480	421
7.00%, 02/15/30 (f)	25	25
Carnival Corporation
5.75%, 03/01/27 (f)	670	550
9.88%, 08/01/27 (f)	530	546
Carvana Co.
5.63%, 10/01/25 (f)	175	123
Clarios Global LP
6.25%, 05/15/26 (f)	132	132
Dana Incorporated
5.38%, 11/15/27	120	113
5.63%, 06/15/28	310	291
4.25%, 09/01/30	95	77
Dealer Tire, LLC
8.00%, 02/01/28 (f)	210	189
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	4,410	3,624
4.10%, 01/15/52	1,355	963
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (f)	165	111
EG Global Finance PLC
8.50%, 10/30/25 (f)	615	575
Everi Holdings Inc.
5.00%, 07/15/29 (f)	625	560
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,220
3.80%, 02/15/28	2,060	1,953
3.25%, 02/15/30	825	716
2.95%, 03/15/31 (m)	304	253
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (f)	330	309
Fertitta Entertainment LLC
6.75%, 01/15/30 (f)	555	456
Ford Motor Company
3.25%, 02/12/32	1,300	1,018
Full House Resorts, Inc.
8.25%, 02/15/28 (f)	215	196
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,825	2,420
3.10%, 01/12/32	2,910	2,372
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	315	317
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	215	189
Hyundai Capital America
2.65%, 02/10/25 (f)	4,565	4,356
1.80%, 10/15/25 (f)	75	69
Installed Building Products, Inc.
5.75%, 02/01/28 (f)	425	393
Light & Wonder, Inc.
6.63%, 03/01/30 (f)	550	489
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	215	140
Lowe`s Companies, Inc.
4.40%, 09/08/25	1,340	1,332
5.63%, 04/15/53	1,335	1,342
LSF9 Atlantis
7.75%, 02/15/26 (f)	375	341
M/I Homes, Inc.
4.95%, 02/01/28	380	354
Magnum Management Corporation
5.25%, 07/15/29 (c)	550	513
Marriott International, Inc.
3.13%, 06/15/26	2,295	2,165
2.75%, 10/15/33 (m)	2,840	2,299
Mattamy Homes Limited
4.63%, 03/01/30 (f)	400	353
McDonald's Corporation
4.45%, 03/01/47	2,685	2,458
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	405	352
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	309
NCL Corporation Ltd.
5.88%, 03/15/26 (f)	165	140
8.38%, 02/01/28 (f)	315	316
PENN Entertainment, Inc.
5.63%, 01/15/27 (f)	655	615
4.13%, 07/01/29 (f)	300	250
PetSmart, Inc.
4.75%, 02/15/28 (f)	830	779
7.75%, 02/15/29 (f)	500	490
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (f)	265	196
5.88%, 09/01/31 (f)	140	101
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (f)	525	488
7.25%, 01/15/30 (f)	80	81

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sonic Automotive, Inc.
4.63%, 11/15/29 (c) (f)	525	445
SRS Distribution Inc.
4.63%, 07/01/28 (f)	315	280
6.13%, 07/01/29 (f)	290	245
Staples, Inc.
7.50%, 04/15/26 (f)	375	329
10.75%, 04/15/27 (c) (f)	150	109
Station Casinos LLC
4.63%, 12/01/31 (f)	305	258
Superior Plus LP
4.50%, 03/15/29 (f)	510	456
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (f)	180	111
The Gap, Inc.
3.88%, 10/01/31 (f)	415	282
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	560	482
Univision Communications Inc.
4.50%, 05/01/29 (f)	325	273
7.38%, 06/30/30 (f)	550	519
Upbound Group, Inc.
6.38%, 02/15/29 (f)	170	144
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	575	465
Viking Cruises Limited
13.00%, 05/15/25 (f)	135	143
5.88%, 09/15/27 (f)	1,025	883
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (f)	2,375	2,360
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (f)	2,515	2,369
4.05%, 03/15/29 (f)	2,520	2,343
Wheel Pros, Inc.
6.50%, 05/15/29 (f)	130	59
Yum! Brands, Inc.
4.75%, 01/15/30 (f)	370	354
		54,939
Communication Services 1.6%
Acuris Finance
5.00%, 05/01/28 (f)	675	534
Altice Financing S.A.
5.00%, 01/15/28 (f)	245	199
Altice France
6.00%, 02/15/28 (c) (f)	435	276
Altice France Holding S.A.
5.50%, 10/15/29 (f)	470	361
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (f)	135	93
Arches Buyer Inc.
4.25%, 06/01/28 (f)	135	113
AT&T Inc.
2.75%, 06/01/31	5,530	4,777
3.50%, 09/15/53	6,373	4,626
3.55%, 09/15/55	3,168	2,276
Bell Canada inc.
3.65%, 08/15/52	565	436
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	950	842
CCO Holdings, LLC
4.75%, 03/01/30 (f)	735	637
4.50%, 08/15/30 (f)	380	320
4.75%, 02/01/32 (f)	385	324
4.25%, 01/15/34 (f)	215	167
Cengage Learning, Inc.
9.50%, 06/15/24 (c) (f)	495	478
Charter Communications Operating, LLC
4.91%, 07/23/25	2,163	2,143
3.50%, 03/01/42	2,790	1,884
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (c) (f)	185	132
Comcast Corporation
3.95%, 10/15/25	1,465	1,449
3.40%, 04/01/30	2,510	2,344
Commscope Technologies LLC
5.00%, 03/15/27 (f)	245	179
Commscope, Inc.
4.75%, 09/01/29 (f)	325	271
Consolidated Communications, Inc.
5.00%, 10/01/28 (c) (f)	295	200
CSC Holdings, LLC
6.50%, 02/01/29 (f)	455	383
5.75%, 01/15/30 (f)	505	255
CT Trust
5.13%, 02/03/32 (e)	400	334
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	325	294
DISH DBS Corporation
5.88%, 11/15/24	120	107
5.75%, 12/01/28 (f)	405	302
5.13%, 06/01/29	210	111
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	22
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	130	119
5.00%, 05/01/28 (f)	260	226
GCI, LLC
4.75%, 10/15/28 (f)	380	328
iHeartCommunications, Inc.
8.38%, 05/01/27 (c)	70	51
5.25%, 08/15/27 (f)	225	184
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (f)	310	285
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	305	172
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (f)	205	207
Lumen Technologies Inc.
5.13%, 12/15/26 (f)	310	204
4.00%, 02/15/27 (f)	195	129
8.00%, 06/01/36	230	96
Match Group Holdings II, LLC
5.00%, 12/15/27 (f)	340	322
Meta Platforms, Inc.
3.85%, 08/15/32	2,435	2,281
4.45%, 08/15/52	2,650	2,333
Millicom International Cellular SA
6.25%, 03/25/29 (e)	180	166
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	545	474
NBN Co Limited
1.45%, 05/05/26 (f)	2,100	1,904
Netflix, Inc.
4.88%, 04/15/28	1,040	1,045
5.38%, 11/15/29 (f)	230	234
4.88%, 06/15/30 (f)	160	160
Network I2I Limited
3.98%, (100, 03/03/26) (e) (i)	200	175
5.65%, (100, 01/15/25) (e) (i)	200	190
News Corporation
5.13%, 02/15/32 (f)	160	150
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	135	106
6.50%, 09/15/28 (f)	120	49
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	205	160
Scripps Escrow, Inc.
5.88%, 07/15/27 (f)	130	96
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (e)	200	169
Sirius XM Radio Inc.
5.50%, 07/01/29 (f)	325	296
4.13%, 07/01/30 (f)	540	441
Telesat Canada
4.88%, 06/01/27 (f)	220	113
6.50%, 10/15/27 (f)	230	70
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,680	1,636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
2.25%, 02/15/26	2,265	2,111
3.40%, 10/15/52	2,645	1,905
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	155	146
Verizon Communications Inc.
3.88%, 03/01/52	760	614
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	400	247
VTR Finance N.V.
6.38%, 07/15/28 (e)	700	282
		46,745
Health Care 1.5%
1375209 BC Ltd
9.00%, 01/30/28 (f)	87	86
AbbVie Inc.
4.70%, 05/14/45	5,220	4,910
AdaptHealth LLC
5.13%, 03/01/30 (c) (f)	625	530
Amgen Inc.
5.25%, 03/02/30	2,245	2,294
5.65%, 03/02/53	1,910	1,988
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	190	123
4.88%, 06/01/28 (f)	420	250
11.00%, 09/30/28 (f)	155	114
14.00%, 10/15/30 (f)	30	17
Becton, Dickinson and Company
4.69%, 02/13/28	2,020	2,029
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (f)	225	198
Centene Corporation
2.50%, 03/01/31	4,030	3,268
Community Health Systems, Inc.
6.00%, 01/15/29 (f)	285	240
4.75%, 02/15/31 (f)	395	292
CVS Health Corporation
5.13%, 02/21/30	1,190	1,206
Elevance Health, Inc.
2.38%, 01/15/25	1,975	1,892
4.55%, 05/15/52	790	716
Emergent BioSolutions Inc.
3.88%, 08/15/28 (f)	105	51
Encompass Health Corporation
4.50%, 02/01/28	180	168
4.75%, 02/01/30	60	55
4.63%, 04/01/31	475	415
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (f) (j) (k)	175	132
HCA Inc.
5.38%, 02/01/25	3,400	3,401
4.13%, 06/15/29	2,300	2,160
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (f)	1,695	1,230
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (f)	285	233
ModivCare Inc.
5.00%, 10/01/29 (f)	565	481
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c) (f)	595	516
Organon & Co.
5.13%, 04/30/31 (f)	560	497
Owens & Minor, Inc.
6.63%, 04/01/30 (f)	570	489
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	275	152
Royalty Pharma PLC
2.15%, 09/02/31	2,930	2,315
3.30%, 09/02/40	3,335	2,428
RP Escrow Issuer LLC
5.25%, 12/15/25 (f)	215	163
Select Medical Corporation
6.25%, 08/15/26 (f)	405	393
Tenet Healthcare Corporation
6.25%, 02/01/27	335	330
6.13%, 10/01/28	300	286
6.13%, 06/15/30 (f)	485	479
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,805	2,832
4.95%, 05/15/62	1,100	1,070
Viatris Inc.
1.65%, 06/22/25	1,650	1,516
		41,945
Information Technology 1.3%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,180
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	35	35
Broadcom Inc.
3.42%, 04/15/33 (f)	4,150	3,470
Castle United States Holding Corporation
9.50%, 02/15/28 (f)	280	112
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c) (f)	270	244
Coherent Corp.
5.00%, 12/15/29 (f)	430	390
Fortinet, Inc.
1.00%, 03/15/26	2,602	2,339
Helios Software Holdings, Inc.
4.63%, 05/01/28 (f)	650	532
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,690	1,711
Marvell Technology, Inc.
4.20%, 06/22/23	4,205	4,186
Minerva Merger Sub Inc
6.50%, 02/15/30 (f)	610	495
NetApp, Inc.
1.88%, 06/22/25	2,350	2,192
NXP B.V.
3.88%, 06/18/26	2,430	2,345
Oracle Corporation
6.25%, 11/09/32	1,230	1,322
3.80%, 11/15/37	860	714
3.85%, 04/01/60	3,880	2,712
Renesas Electronics Corporation
2.17%, 11/25/26 (f) (m)	5,285	4,687
Texas Instruments Incorporated
5.00%, 03/14/53	660	688
TSMC Global Limited
1.25%, 04/23/26 (f)	3,115	2,819
Virtusa Corporation
7.13%, 12/15/28 (f)	160	127
VMware, Inc.
2.20%, 08/15/31	2,690	2,129
Workday, Inc.
3.70%, 04/01/29	1,085	1,014
		36,443
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (e)	824	614
3.00%, 02/16/31 (f)	549	411
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	510	490
9.75%, 07/15/27 (f)	480	427
6.00%, 06/01/29 (f)	435	324
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,725
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	3,046	2,886
APi Escrow Corp.
4.75%, 10/15/29 (f)	480	424
B. A. T. Capital Corporation
3.46%, 09/06/29	5,145	4,545
Constellation Brands, Inc.
3.15%, 08/01/29	1,830	1,673
2.88%, 05/01/30	875	768

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Cosan Overseas Limited
8.25%, (100, 05/05/23) (e) (i)	600	599
Coty Inc.
5.00%, 04/15/26 (f)	405	392
6.50%, 04/15/26 (c) (f)	245	245
Dollar General Corporation
4.25%, 09/20/24	1,125	1,113
Dollar Tree, Inc.
4.00%, 05/15/25	3,975	3,900
3.38%, 12/01/51	495	348
Energizer Holdings, Inc.
6.50%, 12/31/27 (f)	305	297
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (f)	1,060	870
Kraft Heinz Foods Company
4.38%, 06/01/46	2,650	2,300
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (f)	320	293
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	345	308
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (f)	450	278
Metis Merger Subordinated LLC
6.50%, 05/15/29 (f)	390	325
Movida Europe S.A.
5.25%, 02/08/31 (e)	400	292
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (f)	175	115
PepsiCo, Inc.
3.60%, 02/18/28	1,430	1,403
Performance Food Group, Inc.
4.25%, 08/01/29 (f)	385	348
Post Holdings, Inc.
5.50%, 12/15/29 (f)	130	123
4.63%, 04/15/30 (f)	92	82
Primo Water Holdings Inc.
4.38%, 04/30/29 (f)	330	290
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (d) (e)	720	455
SEG Holding, LLC
5.63%, 10/15/28 (f)	630	597
Smithfield Foods, Inc.
4.25%, 02/01/27 (f)	4,490	4,184
Spectrum Brands, Inc.
5.00%, 10/01/29 (f)	360	315
Triton Water Holdings Incorporated
6.25%, 04/01/29 (f)	345	272
U.S. Foods Inc.
4.63%, 06/01/30 (f)	295	266
United Natural Foods, Inc.
6.75%, 10/15/28 (f)	290	269
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	550	520
		35,086
Materials 1.1%
Arconic Corporation
6.13%, 02/15/28 (f)	580	572
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (c) (e)	550	414
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (e)	1,400	1,392
Cap S.A.
3.90%, 04/27/31 (e)	1,000	775
3.90%, 04/27/31 (f)	600	465
CCL Industries Inc.
3.05%, 06/01/30 (f)	2,135	1,814
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (i)	400	358
9.13%, (100, 03/14/28) (f) (i)	200	200
CF Industries, Inc.
5.38%, 03/15/44	2,570	2,322
CVR Partners, LP
6.13%, 06/15/28 (f)	390	346
EverArc Escrow
5.00%, 10/30/29 (f)	520	432
Freeport-McMoRan Inc.
4.38%, 08/01/28	300	283
5.25%, 09/01/29	300	296
4.63%, 08/01/30	1,000	949
Glencore Funding LLC
1.63%, 04/27/26 (f)	2,115	1,914
3.38%, 09/23/51 (f)	2,060	1,433
GrafTech Finance Inc.
4.63%, 12/15/28 (f)	210	177
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	325	291
JSW Steel Limited
5.05%, 04/05/32 (e)	800	656
LG Chem, Ltd.
2.38%, 07/07/31 (f)	300	247
MATIV Holdings, Inc.
6.88%, 10/01/26 (f) (l)	315	289
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	800	794
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	595	487
6.25%, 10/01/29 (c) (f)	400	296
Packaging Corporation of America
3.40%, 12/15/27	2,725	2,597
PT Freeport Indonesia
5.32%, 04/14/32 (f)	600	566
6.20%, 04/14/52 (e)	500	455
Sasol Financing USA LLC
5.50%, 03/18/31	900	754
SunCoke Energy, Inc.
4.88%, 06/30/29 (f)	510	447
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (c)	420	364
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (f)	335	268
UPL Corporation Limited
4.50%, 03/08/28 (e)	700	618
4.63%, 06/16/30 (e)	800	664
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	1,300	783
Vedanta Resources Limited
6.13%, 08/09/24 (c) (e)	1,400	830
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	360	305
WestRock Company
3.75%, 03/15/25	4,125	4,006
		29,859
Real Estate 1.0%
Agree Limited Partnership
2.60%, 06/15/33	1,045	823
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,050	1,302
5.15%, 04/15/53	465	426
American Tower Corporation
3.38%, 10/15/26	5,000	4,737
Corporate Office Properties Trust
2.90%, 12/01/33	2,010	1,398
Crown Castle Inc.
3.65%, 09/01/27	9,695	9,196
Equinix, Inc.
1.80%, 07/15/27	2,450	2,134
2.15%, 07/15/30	2,250	1,835
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (m)	3,010	2,362
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	2,175	1,670
Iron Mountain Incorporated
4.88%, 09/15/29 (f)	365	329
4.50%, 02/15/31 (f)	275	236
Park Intermediate Holdings LLC
4.88%, 05/15/29 (f)	285	245

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Realogy Group LLC
5.25%, 04/15/30 (c) (f)	365	266
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	370
Uniti Group Inc.
10.50%, 02/15/28 (f)	165	160
Vornado Realty L.P.
2.15%, 06/01/26	1,100	881
XHR LP
6.38%, 08/15/25 (f)	280	275
4.88%, 06/01/29 (f)	415	352
		28,997
Total Corporate Bonds And Notes (cost $773,045)		678,807
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.1%
Aaset 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,287	1,004
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 4.96%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (g)	2,845	1,616
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.10%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (g)	2,635	1,827
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 7.72%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	1,860
AIMCO CLO Series 2018-A
Series 2018-B-AA, 6.19%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,452
Series 2018-D-AA, 7.34%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	923
Alternative Loan Trust
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,436	2,077
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,692	3,186
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.54%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	200	182
Series 2005-A3-32T1, REMIC, 5.85%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,230	2,766
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 5.44%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (g)	3,186	2,817
Series 2005-2A1-J12, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (g)	6,263	3,385
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,542	2,013
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,226	2,175
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.09%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (g)	5,285	4,880
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 4.95%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (g)	1,035	1,005
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.96%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (g)	3,538	2,995
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 4.95%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (g)	2,377	1,903
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 5.43%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (g)	5,703	4,822
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,416	2,715
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,925	2,917
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.21%, (1 Month USD LIBOR + 0.36%), 05/25/47 (a) (g)	153	129
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,100
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	8,912
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,527
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,097
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,515
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,689
Apidos CLO XII
Series 2013-DR-12A, 7.39%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	920
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 5.43%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (g)	7,811	4,103
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (g)	13,759	3,365
Atrium XIII
Series D-13A, 7.52%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	922
Atrium XIV LLC
Series D-14A, 7.74%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	934
Atrium XV
Series D-15A, REMIC, 7.82%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,339
Babson CLO Ltd 2016-I
Series 2016-DR-1A, 7.87%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	922
BABSON CLO LTD 2018-3A
Series 2018-D-3A, 7.71%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	471
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	2,378
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.14%, 02/20/35 (a)	244	224
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,407
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,093
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	441
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	2,902
Bank of America Corporation
Series 2005-A1-D, REMIC, 3.80%, 05/25/35 (a)	2,583	2,405
Barings CLO Ltd 2018-I
Series 2018-C-1A, 7.39%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	902
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.19%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	467
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 7.99%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	942
Barings CLO Ltd. 2019-I
Series 2019-DR-1A, 8.44%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	935
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.07%, (1 Month USD LIBOR + 3.23%), 03/16/37 (a) (g)	4,330	2,422
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,404
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,031

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,626
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,387
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,881
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (a)	6,436	17
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a)	11,689	98
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.05%, 03/27/47 (a)	4,584	3,740
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	473	204
BCAP LLC 2012-RR1 Trust
Series 2012-6A6-RR1, REMIC, 4.28%, 12/27/46 (a)	780	839
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.23%, (1 Month USD LIBOR + 0.38%), 05/25/47 (a) (g)	1,545	1,531
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.60%, 03/26/37 (a)	68	64
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,047	1,584
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 3.94%, 05/25/35 (a)	87	80
Series 2005-26A1-7, REMIC, 3.60%, 09/25/35 (a)	5,152	2,109
Series 2005-22A1-7, REMIC, 3.96%, 09/25/35 (a)	73	43
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	1
Series 2002-1A1-11, REMIC, 4.34%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 4.51%, 04/25/33 (a)	3	3
Series 2003-4A1-8, REMIC, 4.08%, 01/25/34 (a)	36	33
Series 2004-12A5-1, REMIC, 3.92%, 04/25/34 (a)	85	76
Series 2004-2A1-8, REMIC, 3.98%, 11/25/34 (a)	149	133
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 3.95%, 01/26/36 (a)	209	161
Series 2007-2A1-R6, REMIC, 3.65%, 12/26/46 (a)	147	109
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.27%, 02/17/28 (a)	1,997	1,645
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	863
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,794
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,349
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,193
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	2,886	2,121
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 6.53%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,327	4,024
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 7.55%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (f)	1,134	966
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 7.59%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	891
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.09%, (3 Month USD LIBOR + 3.30%), 10/16/34 (a)	1,000	896
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 7.89%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	896
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 7.84%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	893
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.09%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	883
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	4,546	4,152
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.43%, (3 Month USD LIBOR + 2.62%), 01/22/35 (a)	1,000	956
Series 2021-D1-8A, 8.23%, (3 Month USD LIBOR + 3.42%), 01/22/35 (a)	1,000	901
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (g)	2,663	865
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,456
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,971	2,728
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.86%, 12/25/35 (a)	103	87
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	357	213
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 7.64%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	468
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 7.84%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	475
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	651	589
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,290
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (a)	2,892	2,513
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,751
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,412
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,800
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (a)	2,584	1,635
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,884
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.26%, 10/25/37 (a) (g)	1,918	1,811
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,199
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	910	823
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 5.41%, (1 Year Treasury + 2.40%), 10/25/35 (a)	9	9
Series 2005-1A3A-8, REMIC, 3.92%, 11/25/35 (a)	1,358	1,286
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 4.91%, (1 Month USD LIBOR + 0.06%), 07/25/45 (a) (g)	241	175
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Columbia Cent CLO 27 Ltd
Series 2018-DR-27A, 8.65%, (3 Month USD LIBOR + 3.83%), 01/25/35 (a)	2,500	2,175
Comm 2015-Ccre22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.82%, 03/12/48 (a)	92,483	1,150
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.30%, 01/10/25 (a)	200	167
COMM 2017-PANW Mortgage Trust
Series 2017-E-PANW, REMIC, 3.81%, 10/11/24 (a)	5,717	5,103
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (a)	3,425	3,132
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.66%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	5,940
Cook Park CLO, Ltd.
Series 2018-D-1A, 7.39%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,790
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 5.04%, 03/25/32 (a)	13	12
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	978
Series 2016-C-C6, REMIC, 4.92%, 04/17/26 (a)	389	340
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (a)	4,254	3,180
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.18%, 11/17/27 (a)	2,360	1,947
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,198
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	3,495	2,820
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (a)	1,175	900
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,317	710
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	220	206
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (a)	5,200	1,040
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.60%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (g)	24	23
Series 2005-3A2A-HYB9, REMIC, 3.51%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	13	11
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,307	1,254
Series 2004-A2-HYB6, REMIC, 4.00%, 11/21/34 (a)	265	245
Series 2004-A3-22, REMIC, 3.79%, 11/25/34 (a)	101	91
Series 2004-1A1-HYB9, REMIC, 3.80%, 02/20/35 (a)	24	23
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,304	2,106
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	904	482
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.00%, (1 Month USD LIBOR + 0.15%), 02/25/47 (a)	2,681	1,586
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.23%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (g)	5,794	4,914
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 7.96%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (f)	1,000	928
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.06%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	935
Dryden 57 CLO Ltd
Series 2018-D-57A, 7.41%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	907
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,845
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.11%, (3 Month USD LIBOR + 2.30%), 10/20/34 (a)	500	462
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,118
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,625
Fillmore Park CLO, Ltd.
Series 2018-D-1A, 7.73%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,380
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,256	3,464
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 3.98%, 10/25/35 (a)	252	222
Series 2005-4A1-AR6, REMIC, 3.98%, 02/25/36 (a)	43	40
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	2,940
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	890
Gilbert Park CLO, Ltd.
Series 2017-D-1A, 7.74%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	920
Series 2017-E-1A, 11.19%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,682
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	723	651
Goldentree Loan Opportunities
Series 2015-DR2-11A, 7.19%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (f)	1,000	939
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	618	541
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 7.29%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	855
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.93%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (g)	1,898	1,493
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.05%, 09/25/35 (a)	101	93
Series 2005-6A1-AR7, REMIC, 3.71%, 11/25/35 (a)	30	27
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,630
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	9,000	7,220
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.13%, (1 Month USD LIBOR + 0.28%), 06/25/36 (a) (g)	526	506
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.29%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (g)	15,461	3,741
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.20%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (g)	30	27
Series 2005-3A1-4, REMIC, 3.30%, 07/19/35 (a)	144	108
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,775	4,480
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (g)	1,780	1,413
HPS Loan Management 8-2016, Ltd.
Series 8A-DR-2016, 7.71%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,209
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (g)	569	559
Series 2006-1A1-HE1, REMIC, 5.13%, (1 Month USD LIBOR + 0.28%), 10/25/36 (a) (g)	5,567	1,853

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (g)	386	252
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,079
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.54%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.47%, 08/25/35 (a)	856	657
Series 2005-1A1-AR31, REMIC, 3.33%, 01/25/36 (a)	152	130
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.36%, 07/07/23 (a)	3,152	2,487
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	1,688
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 5.67%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (g)	2,414	2,389
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	26
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	44	41
Jersey Mike's Funding, LLC
Series 2019-A2-1A, 4.43%, 02/15/27	2,977	2,775
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	3,663	3,163
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.30%, 02/18/25 (a)	3,481	2,938
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	87,541	2,425
LCM 28 Ltd
Series D-28A, 7.76%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	812
LCM XIV Limited Partnership
Series DR-14A, 7.56%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (f)	2,000	1,663
LCM XV LP
Series DR-15A, 8.51%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,357
LCM XX Limited Partnership
Series DR-20A, 7.61%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	978
LCM XXI Limited Partnership
Series DR-21A, 7.61%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	951
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.02%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (g)	3,877	3,048
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	4,924
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.19%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	855
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (g)	5,410	4,521
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 8.07%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	940
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 7.77%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,870
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 7.94%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	947
Magnetite XIV-R, Limited
Series 2015-D-14RA, 7.64%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,403
Magnetite XVIII Ltd
Series 2016-DR-18A, 7.56%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	947
Magnetite XXIX, Limited
Series 2021-E-29A, 10.54%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	457
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 8.29%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	1,766
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 8.97%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (g)	705	662
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 6.00%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (g)	4,170	3,435
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 4.90%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (g)	280	85
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,363	852
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.00%), 06/25/36 (a)	1,160	725
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.27%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	14	14
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.35%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (g)	24	22
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 3.76%, 05/25/33 (a)	84	78
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.70%, 09/25/30 (a)	8,210	6,806
MKT 2020-525M Mortgage Trust
Series 2020-E-525M, REMIC, 2.94%, 02/12/30 (a)	2,000	1,129
Series 2020-F-525M, REMIC, 2.94%, 02/12/30 (a)	2,000	1,069
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.53%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	2,527
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.46%, 07/17/31 (a)	4,713	3,364
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (g)	10,781	4,236
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	15,508	15,106
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.37%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (g)	786	745
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	864	790
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	746	625
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	988	861
Series 2020-B-1A, 3.10%, 11/22/32	1,235	1,057
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,116	936
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	3,475	3,231
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (a)	1,500	1,182
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,522
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,962	4,251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 7.69%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	1,819
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 7.39%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (f)	1,000	920
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,015
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2005-3A1-AR4, REMIC, 4.31%, 08/25/35 (a)	87	84
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,454	2,323
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 07/25/59 (g)	4,238	4,194
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 7.86%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	1,852
Ocean Trails CLO V
Series 2014-DRR-5A, 8.26%, (3 Month USD LIBOR + 3.45%), 10/14/31 (a)	1,000	812
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 8.11%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,294
Octagon Investment Partners 31, LLC
Series 2017-DR-1A, 8.21%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,193
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 7.56%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (f)	1,000	909
Series 2017-D-1A, 11.11%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (f)	1,000	831
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 7.67%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	912
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.16%, (3 Month USD LIBOR + 3.35%), 01/20/35 (a)	1,000	927
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	454
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 7.62%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	458
OCTAGON INVT P 34 17 1A 144A
Series 2017-D-34, 7.31%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	901
OHA Credit Funding 1 LTD
Series 2018-D-1A, 7.86%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	934
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.00%, (3 Month USD LIBOR + 3.20%), 01/19/37 (a)	1,500	1,419
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 5.61%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (g)	3,700	3,423
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 4.98%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (g)	663	431
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 4.97%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (g)	1,933	1,783
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	3,232	3,059
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 5.82%, (1 Month USD LIBOR + 0.97%), 07/25/35 (a) (g)	5,000	4,031
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 05/30/23 (a)	1,408	1,394
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 7.56%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (g)	1,330	1,311
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.25%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	4	4
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,837	4,465
Progress Residential 2019-SFR4 Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,595
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,706
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,452
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	992
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,753
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (g)	2,100	1,957
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (g)	3,346	3,244
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,673	2,159
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.19%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (g)	1,032	951
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (g)	3,380	1,706
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (g)	1,983	744
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	3,167	2,822
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	3,349	2,247
RR 4 Ltd
Series 2018-C-4A, 7.74%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (f)	1,000	900
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,169	1,793
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.08%, (1 Month USD LIBOR + 0.23%), 02/25/37 (a) (g)	13,538	6,042
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 4.97%, (1 Month USD LIBOR + 0.12%), 12/25/36 (a) (g)	220	50
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	1,993
Interest Only, Series 2016-XA-C5, REMIC, 1.88%, 10/13/48 (a)	26,660	1,078
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 5.31%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (g)	8,160	1,708
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (a)	3,258	1,935
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	2,003	1,555
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,876	1,585
SLM Student Loan Trust 2008-9
Series 2008-A-9, 6.32%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	826	823
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.40%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (f)	1,517	1,482
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	2,779	2,771
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.31%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	840
Sound Point CLO XXIII
Series 2019-DR-2A, 8.09%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	1,681
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.07%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	841

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.04%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (g)	6,282	3,402
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (f) (g)	2,540	2,246
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,870	3,431
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,050	910
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,010
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 7.39%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,799
Stichting Babson Euro CLO 2015-1
Series 2015-DR-IA, 7.41%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (f)	1,280	1,169
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 5.47%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (g)	1,142	1,064
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.26%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (g)	94	84
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (g)	272	117
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.42%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (g)	4	4
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (g)	3,569	2,490
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,856	1,642
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,468	2,452
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (f)	2,728	2,235
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,722	2,437
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.84%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	915
Symphony CLO XVII Ltd
Series 2016-DR-17A, 7.44%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	952
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (g)	2,840	2,451
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 7.61%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	912
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-DR-2A, 7.69%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	835
Series 2014-ER-2A, 10.54%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	675
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 7.69%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,282
Series 2018-E-1, 10.29%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	398
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (f) (g)	4,121	3,655
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,156	3,499
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 8.57%, (3 Month USD LIBOR + 3.78%), 01/18/35 (a)	4,500	3,998
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,669	2,358
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,785
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	18	18
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,314
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.54%, 10/15/27 (a)	3,298	2,747
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,744
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	2,995
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.89%, 03/12/46 (a)	4,702	3,373
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	715	666
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	825	797
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	2,450	2,332
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	176	173
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,750
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,276
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,256	1,923
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	6,401
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (g)	3,047	2,799
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (g)	3,612	3,322
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (g)	3,757	3,509
Venture XIV CLO Ltd
Series 2013-BRR-14A, 6.50%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	976
Venture XVIII CLO, Limited
Series 2014-BR-18A, 6.44%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	975
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (g)	1,863	1,778
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,263
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a)	6,957	6,989
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (g)	1,289	1,186
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (g)	826	731
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 7.43%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	818
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 7.54%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	873
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,820	2,362
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 5.97%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (g)	123	122
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2002-1A-AR17, REMIC, 4.34%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	13	12
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2005-1A3A-AR18, REMIC, 3.98%, 01/25/36 (a)	174	152
Series 2005-A1A1-AR13, REMIC, 5.43%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (g)	21	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
WaMu Mortgage Pass-Through Certificates Series 2007-Hy1 Trust
Series 2007-4A1-HY1, REMIC, 3.60%, 02/25/37 (a)	88	77
Series 2007-3A3-HY1, REMIC, 3.71%, 02/25/37 (a)	906	779
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8
Series 2006-3A3-AR8, REMIC, 3.79%, 08/25/36 (a)	935	852
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7
Series 2007-2A3-HY7, REMIC, 3.37%, 07/25/37 (a)	157	137
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.97%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (g)	1,339	1,104
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 4.54%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	19	18
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	2,359	1,866
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 5.98%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	1,946
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 4.29%, 12/25/37 (a)	452	386
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,418
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.59%, 03/17/51 (a)	63,280	1,496
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,426
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	791
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	2,715	2,216
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-D-C23, REMIC, 4.00%, 10/17/57 (a)	5,789	4,679
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,927
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (g)	4,163	3,364
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	830
Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 7.79%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,676
Total Non-U.S. Government Agency Asset-Backed Securities (cost $768,982)		654,344
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Industrials 1.0%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.48%, (3 Month Term SOFR + 3.75%), 06/17/28 (a)	2	2
2021 1st Lien Term Loan B, 8.48%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	699	673
Air Canada
2021 Term Loan B, 8.37%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	268	267
Alliance Laundry Systems LLC
Term Loan B, 8.31%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	164	163
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.47%, (SOFR + 3.75%), 05/04/28 (a)	565	535
AllSpring Buyer LLC
Term Loan B, 7.75%, (3 Month USD LIBOR + 3.00%), 04/21/28 (a)	334	332
American Airlines, Inc.
2017 1st Lien Term Loan, 8.26%, (3 Month Term SOFR + 3.50%), 01/29/27 (a)	365	356
2021 Term Loan, 9.56%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	431
APX Group, Inc.
2021 Term Loan B, 8.25%, (Prime + 2.25%), 07/01/28 (a)	331	329
2021 Term Loan B, 10.00%, (Prime + 2.25%), 07/01/28 (a)	—	—
AssuredPartners, Inc.
2022 Term Loan, 8.12%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	183	181
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	622	615
BCPE Empire Holdings, Inc.
2022 Incremental Term Loan, 9.34%, (1 Month Term SOFR + 4.63%), 06/11/26 (a)	64	63
Brookfield WEC Holdings Inc.
2021 Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	392	389
Brown Group Holding, LLC
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	59	59
Castlelake Aviation Limited
Term Loan B, 7.62%, (3 Month USD LIBOR + 2.75%), 10/22/26 (a)	639	632
CDK Global, Inc.
2022 USD Term Loan B, 9.08%, (3 Month Term SOFR + 4.50%), 06/09/29 (a)	279	278
CHG Healthcare Services Inc.
2021 Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 09/22/28 (a)	448	443
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.33%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	417	387
Columbus McKinnon Corporation
2021 Term Loan B, 7.50%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	44	44
Constant Contact Inc
Term Loan, 8.81%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	242	229
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.37%, (1 Month Term SOFR + 3.75%), 03/05/27 (a)	467	451
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	465	451
2021 2nd Lien Term Loan, 11.38%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	80	70
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 8.04%, (1 Month Term SOFR + 3.25%), 01/07/29 (a)	119	118
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 8.12%, (SOFR + 3.50%), 04/06/26 (a)	146	142
2020 Term Loan B1, 8.22%, (SOFR + 3.50%), 04/06/26 (a)	271	265
EAB Global, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 12/31/24 (a)	327	319
Echo Global Logistics, Inc.
Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	351	340
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 11.38%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	185	172
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	361	347
Eisner Advisory Group LLC
Term Loan, 9.98%, (SOFR + 5.25%), 12/31/24 (a)	271	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Element Materials Technology Group US Holdings Inc
2022 USD Delayed Draw Term Loan, 8.93%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	79	78
2022 USD Term Loan, 8.93%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	171	168
Everi Holdings Inc.
2021 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	152	151
Filtration Group Corporation
2018 1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	536	534
First Advantage Holdings, LLC
2021 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	377	375
Garda World Security Corporation
2021 Term Loan B, 9.11%, (1 Month Term SOFR + 4.25%), 10/30/26 (a)	561	554
2022 Term Loan B, 9.01%, (1 Month Term SOFR + 4.25%), 02/10/29 (a)	284	274
Getty Images, Inc.
2019 USD Term Loan B, 9.22%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	285	284
Grinding Media Inc.
2021 Term Loan B, 8.70%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	200	186
HighTower Holdings LLC
2021 Term Loan B, 8.82%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	448	422
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.00%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	192	192
Kenan Advantage Group, Inc.
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	618	612
Kestrel Bidco Inc.
Term Loan B, 7.86%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	248	237
KKR Apple Bidco, LLC
2021 Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 07/14/28 (a)	291	288
LaserShip, Inc.
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 04/30/28 (a)	236	200
2021 2nd Lien Term Loan, 12.23%, (3 Month USD LIBOR + 7.50%), 05/07/29 (a) (n)	75	48
LBM Acquisition LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 12/08/27 (a)	249	234
Lions Gate Capital Holdings LLC
2018 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	121	119
Madison IAQ LLC
Term Loan, 8.30%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a)	493	468
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	371	345
Mileage Plus Holdings LLC
2020 Term Loan B, 10.21%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	302	313
Minotaur Acquisition, Inc.
Term Loan B, 9.47%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	464	450
Mirion Technologies, Inc.
2021 Term Loan, 7.48%, (6 Month USD LIBOR + 2.75%), 10/05/28 (a)	357	354
Parexel International Corporation
2021 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	658	650
Park River Holdings Inc
Term Loan, 8.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	252	231
Pediatric Associates Holding Company, LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	378	369
2022 Delayed Draw Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	43	42
2022 Delayed Draw Term Loan, 7.92%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	6	6
PetVet Care Centers, LLC
2021 Term Loan B3, 8.13%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	374	360
Pike Corporation
2021 Incremental Term Loan B, 7.64%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	162
PRA Health Sciences, Inc.
US Term Loan, 7.00%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	51	51
PUG LLC
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	502	361
2021 Incremental Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 02/13/27 (a)	80	57
Quikrete Holdings, Inc.
2021 Term Loan B1, 7.63%, (1 Month USD LIBOR + 3.00%), 12/24/24 (a)	173	171
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.56%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	280	290
SMG US Midco 2, Inc.
2020 Term Loan, 7.33%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	413	408
Southern Veterinary Partners, LLC
Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 10/05/27 (a)	521	501
Spin Holdco Inc.
2021 Term Loan, 8.99%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	409	342
Spirit Aerosystems, Inc.
2022 Term Loan, 9.18%, (SOFR + 4.50%), 11/23/27 (a)	160	159
SRS Distribution Inc.
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 05/20/28 (a)	652	628
Tecta America Corp.
2021 Term Loan, 8.98%, (SOFR + 4.25%), 12/31/24 (a)	265	260
Tempo Acquisition LLC
2022 Term Loan B, 7.62%, (SOFR + 3.00%), 08/31/28 (a) (h)	267	266
Tiger Acquisition, LLC
2021 Term Loan, 7.97%, (SOFR + 3.25%), 05/21/28 (a)	240	233
Trans Union, LLC
2021 Term Loan B6, 6.88%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	987	978
TransDigm, Inc.
2023 Term Loan I, 7.82%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	740	737
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.48%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a) (h)	426	436
Triton Water Holdings, Inc
Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	606	541
United Airlines, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	682	676
Verscend Holding Corp.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	808	806
Vertical US Newco Inc
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	801	780
Viad Corp
Initial Term Loan, 9.73%, (SOFR + 5.00%), 12/31/24 (a)	231	220
VT Topco, Inc.
2021 Delayed Draw Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 08/01/25 (a) (o)	—	—
2021 Incremental Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a)	112	110
2021 Delayed Draw Term Loan , 8.44%, (3 Month USD LIBOR + 3.75%), 08/01/25 (a)	3	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 07/22/28 (a)	237	229
		27,302
Information Technology 0.5%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.33%, (3 Month Term SOFR + 6.75%), 09/19/25 (a)	390	389
2022 Extended 1st Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	804	801
Ascend Learning, LLC
2021 Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	516	475
2021 2nd Lien Term Loan, 10.47%, (SOFR + 5.75%), 11/18/29 (a)	130	111
Astra Acquisition Corp.
2021 1st Lien Term Loan, 9.88%, (1 Month USD LIBOR + 5.25%), 10/20/28 (a)	270	232
2021 2nd Lien Term Loan, 13.51%, (1 Month USD LIBOR + 8.88%), 10/22/29 (a) (n)	280	206
Castle US Holding Corporation
USD Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	630	411
Conservice Midco, LLC
2020 Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	312	306
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	285	242
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	245	225
Cyxtera DC Holdings, Inc.
Term Loan B, 7.82%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	409	331
DCert Buyer, Inc.
2019 Term Loan B, 8.70%, (SOFR + 4.00%), 07/31/26 (a)	332	324
2021 2nd Lien Term Loan, 11.70%, (3 Month USD LIBOR + 7.00%), 02/16/29 (a)	115	106
Endure Digital Inc.
Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	252	235
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.33%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	481	448
USD 2nd Lien Term Loan , 12.08%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	116
Gainwell Acquisition Corp.
Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	577	550
Go Daddy Operating Company, LLC
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 10/21/29 (a)	105	105
GoTo Group, Inc.
Term Loan B, 9.38%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	242	136
Grab Holdings Inc
Term Loan B, 9.14%, (1 Month USD LIBOR + 4.50%), 01/20/26 (a)	225	223
Hyland Software, Inc.
2021 2nd Lien Term Loan, 10.88%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	177
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 12/31/24 (a) (o)	280	270
2021 USD Term Loan B, 8.73%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	227	218
Informatica LLC
2021 USD Term Loan B, 7.44%, (1 Month USD LIBOR + 2.75%), 10/13/28 (a)	569	564
ION Trading Finance Limited
2021 USD Term Loan, 9.48%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	399	375
Iron Mountain, Inc.
2018 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	317	314
Ivanti Software, Inc.
2021 Term Loan B, 9.21%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	141	115
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 7.63%, (SOFR + 3.00%), 10/15/27 (a) (h)	121	120
McAfee, LLC
2022 USD Term Loan B, 8.52%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	207	194
Mitchell International, Inc.
2021 Term Loan B, 8.50%, (1 Month USD LIBOR + 3.75%), 10/01/28 (a)	481	453
2021 2nd Lien Term Loan, 11.13%, (1 Month USD LIBOR + 6.50%), 10/01/29 (a)	70	61
NCR Corporation
2019 Term Loan, 7.33%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	144	141
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	780	768
PointClickCare Technologies, Inc.
Term Loan B, 7.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	191	188
Polaris Newco LLC
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	219	199
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 8.64%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	866	860
Proofpoint, Inc.
1st Lien Term Loan, 7.88%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	459	448
Renaissance Holding Corp.
2018 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	570	554
Sophia, L.P.
2021 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	802	791
Uber Technologies, Inc.
2023 Term Loan B, 7.66%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	270	269
Ultimate Software Group Inc (The)
Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 04/08/26 (a)	47	46
2021 Term Loan, 8.03%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	223	217
2021 2nd Lien Term Loan, 10.03%, (3 Month USD LIBOR + 5.25%), 05/03/27 (a)	120	115
Ultra Clean Holdings, Inc
2021 Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	184	184
Zayo Group Holdings, Inc.
USD Term Loan , 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	175
		13,788
Communication Services 0.4%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	661	657
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 7.68%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	99	72
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	17	17
Carnival Corporation
2021 Incremental Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 10/08/28 (a)	569	555
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	514	475
CenturyLink, Inc.
2020 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	351	231
Charter Communications Operating, LLC
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	326	322

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Cincinnati Bell, Inc.
2021 Term Loan B2, 7.97%, (1 Month Term SOFR + 3.25%), 11/17/28 (a)	53	52
CMG Media Corporation
2021 Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 12/17/26 (a)	294	259
Connect Finco Sarl
2021 Term Loan B, 8.14%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	204	203
Diamond Sports Group, LLC
2022 2nd Lien Term Loan , 8.03%, (3 Month Term SOFR + 3.25%), 08/24/26 (a) (h)	238	13
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	457	439
E.W. Scripps Company (The)
2019 Term Loan B2, 7.20%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	305	297
Fertitta Entertainment, LLC
2022 Term Loan B, 8.62%, (SOFR + 4.00%), 01/13/29 (a) (h)	416	409
Formula One Holdings Limited.
Term Loan B, 7.87%, (SOFR + 3.25%), 01/15/30 (a)	510	510
GOGO Intermediate Holdings LLC
Term Loan B, 8.58%, (3 Month Term SOFR + 3.75%), 04/21/28 (a)	820	813
Gray Television, Inc.
2021 Term Loan D, 0.00%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a) (o)	615	597
Great Outdoors Group, LLC
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	576	567
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 8.63%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	672	661
iHeartCommunications, Inc.
2020 Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	278
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (a)	543	536
NASCAR Holdings, Inc
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	104	104
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 10/05/25 (a)	246	229
Radiate Holdco, LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	266	217
Scientific Games Holdings LP
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/03/29 (a) (o)	170	167
2022 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	279	274
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	189	134
Sinclair Television Group Inc.
Term Loan B2B, 7.14%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	330	302
Six Flags Theme Parks, Inc.
2019 Term Loan B, 6.39%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	274
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	491	490
Telesat Canada
Term Loan B5, 7.58%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	184	95
Univision Communications Inc.
2022 First Lien Term Loan B, 8.83%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	84	84
WMG Acquisition Corp.
2021 Term Loan G, 0.00%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a) (o)	600	592
Ziggo Financing Partnership
USD Term Loan I, 7.18%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	270	266
		11,191
Consumer Discretionary 0.3%
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.07%, (3 Month USD LIBOR + 6.25%), 10/07/28 (a)	287	250
American Trailer World Corp.
Term Loan B, 8.47%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	215	187
Caesars Entertainment Corp
Term Loan B, 7.97%, (SOFR + 3.25%), 01/25/30 (a)	125	124
Clarios Global LP
2021 USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	724	719
Conair Holdings, LLC
Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	194	177
DexKo Global Inc.
2021 USD Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a) (h)	291	272
EG America LLC
2018 USD Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	228	218
EG Group Limited
2021 Term Loan, 8.98%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	217	208
Gates Global LLC
2022 Term Loan B4, 8.12%, (SOFR + 3.50%), 11/09/29 (a)	119	119
IRB Holding Corp
2022 Term Loan B, 7.69%, (SOFR + 3.00%), 12/15/27 (a) (h)	130	128
Jo-Ann Stores, Inc.
2021 Term Loan B1, 9.57%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	497	271
K-Mac Holdings Corp
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 06/23/28 (a)	329	318
PAI Holdco, Inc.
2020 Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	341	319
PCI Gaming Authority
Term Loan, 7.13%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	138	137
Penn National Gaming, Inc.
2022 Term Loan B, 7.47%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	139	138
PetSmart, Inc.
2021 Term Loan B, 8.47%, (SOFR + 3.75%), 12/31/24 (a)	821	814
Pilot Travel Centers LLC
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 2.00%), 07/29/28 (a) (o)	600	598
Playa Resorts Holding B.V.
2022 Term Loan B, 8.99%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	319	317
Prometric Holdings, Inc.
1st Lien Term Loan, 7.64%, (1 Month USD LIBOR + 3.00%), 01/18/25 (a)	428	399
Restoration Hardware, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	414	386
Scientific Games International, Inc.
2022 USD Term Loan, 7.96%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	273	270
Solis IV BV
USD Term Loan B1, 8.37%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	537	480
Springs Windows Fashions, LLC
2021 Term Loan B, 8.75%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	247	207
Staples, Inc.
7 Year Term Loan, 9.81%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	365	335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Victoria's Secret & Co.
Term Loan B, 8.24%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	286	282
Wand NewCo 3, Inc.
2020 Term Loan, 7.63%, (1 Month USD LIBOR + 2.75%), 02/05/26 (a)	326	319
2020 Term Loan, 7.63%, (1 Month USD LIBOR + 2.75%), 02/05/26 (a)	220	214
Whatabrands LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	405	400
		8,606
Materials 0.2%
Axalta Coating Systems Dutch Holding B B.V
2022 USD Term Loan B4, 7.51%, (SOFR + 3.00%), 11/30/29 (a)	283	283
Charter NEX US, Inc.
2021 Term Loan, 8.48%, (SOFR + 3.75%), 12/01/27 (a)	407	401
Cyanco Intermediate Corporation
2018 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	120	116
Illuminate Buyer, LLC
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	451	443
Ineos US Finance LLC
2023 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/09/30 (a) (o)	410	407
2023 USD Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 02/09/30 (a)	185	184
Messer Industries GmbH
2018 USD Term Loan, 7.23%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	361	360
Olympus Water US Holding Corporation
2021 USD Term Loan B, 8.50%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	341	322
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 11/30/27 (a)	512	499
Phoenix Services International, LLC
2022 DIP New Money Term Loan, 16.81%, (SOFR + 2.00%), 05/29/23 (a) (h)	15	14
2022 DIP PIK Roll Up Term Loan, 16.81%, (SOFR + 12.00%), 05/29/23 (a) (h)	33	31
Term Loan, 10.75%, (Prime + 2.75%), 01/29/25 (a)	109	10
PMHC II, Inc.
2022 Term Loan B, 9.08%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	254	223
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.02%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	318	264
PQ Corporation
2021 Term Loan B, 7.33%, (3 Month USD LIBOR + 2.50%), 05/26/28 (a)	137	136
Pregis TopCo Corporation
1st Lien Term Loan, 8.48%, (SOFR + 3.75%), 07/25/26 (a)	479	466
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 8.79%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	283	225
2021 1st Lien Term Loan, 9.01%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	93	74
2021 2nd Lien Term Loan, 11.54%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	25
2021 2nd Lien Term Loan, 11.76%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	25
Reynolds Consumer Products LLC
Term Loan, 6.47%, (SOFR + 1.75%), 01/30/27 (a)	161	160
Titan Acquisition Limited
2018 Term Loan B, 8.15%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	504	476
TricorBraun Holdings, Inc.
2021 Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	390	380
Trident TPI Holdings, Inc.
2021 Incremental Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	99	95
Univar Inc.
2019 USD Term Loan B5, 6.63%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	92	92
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.86%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	50	48
		5,759
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	127	78
Aveanna Healthcare, LLC
2021 Term Loan B, 8.14%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	8	6
2021 Term Loan B, 8.70%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	181	153
2021 2nd Lien Term Loan, 11.95%, (1 Month USD LIBOR + 7.00%), 12/08/29 (a) (n)	147	90
Bausch & Lomb, Inc.
Term Loan, 8.46%, (3 Month Term SOFR + 3.25%), 05/05/27 (a)	685	664
CNT Holdings I Corp
2020 Term Loan, 8.13%, (SOFR + 3.50%), 10/16/27 (a)	507	497
Comet Acquisition, Inc.
Term Loan, 7.98%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	124	121
Envision Healthcare Corporation
2018 Third Out Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 03/31/27 (a) (h)	361	54
2022 Second Out Term Loan, 9.15%, (3 Month Term SOFR + 4.25%), 03/31/27 (a) (h)	148	35
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.20%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	187	130
2020 Term Loan B, 9.24%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	250	174
Heartland Dental, LLC
2021 Incremental Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	318	298
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.56%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	359	358
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	722	718
Medline Borrower, LP
USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	827	805
Organon & Co
USD Term Loan , 8.00%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	686	685
Perrigo Investments, LLC
Term Loan B, 7.29%, (1 Month Term SOFR + 2.50%), 04/05/29 (a) (h)	203	202
Radiology Partners Inc
2018 1st Lien Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	591	474
		5,542
Financials 0.1%
Acrisure, LLC
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	585	565
2021 First Lien Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	237	232
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/08/27 (a) (o)	195	192
2023 Term Loan B5, 8.35%, (SOFR + 3.50%), 02/08/27 (a)	130	128
2021 Term Loan B4, 8.28%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	266	263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
2021 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	433	427
Asurion LLC
2021 2nd Lien Term Loan B3, 9.88%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	83
2021 Second Lien Term Loan B4, 9.88%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	200	164
Greystone Select Financial LLC
Term Loan B, 9.80%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	122	113
Mavis Tire Express Services Corp.
2021 Term Loan B, 8.73%, (1 Month Term SOFR + 4.00%), 04/13/26 (a)	680	665
OneDigital Borrower LLC
2021 Term Loan, 8.97%, (SOFR + 4.25%), 11/16/27 (a)	606	581
PECF USS Intermediate Holding III Corporation
Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	611	512
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 8.12%, (3 Month USD LIBOR + 3.25%), 02/04/28 (a)	224	221
Walker & Dunlop, Inc.
2021 Term Loan, 6.97%, (SOFR + 2.25%), 10/14/28 (a)	193	188
		4,334
Consumer Staples 0.1%
Diamond (BC) B.V.
2021 Term Loan B, 7.58%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	785	782
H Food Holdings LLC
2018 Term Loan B, 8.32%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	668	570
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 8.70%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	478	458
Monogram Food Solutions, LLC
Term Loan B, 8.69%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	449	431
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 8.48%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	126	125
United Natural Foods, Inc.
Term Loan B, 7.98%, (SOFR + 3.25%), 10/10/25 (a)	131	131
		2,497
Utilities 0.1%
Calpine Corporation
2019 Term Loan B10, 6.63%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	53	53
Compass Power Generation LLC
2022 Term Loan B2, 9.06%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (h)	438	435
ExGen Renewables IV, LLC
2020 Term Loan, 7.46%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	272	270
Foresight Energy LLC
2020 Exit Term Loan A, 12.72%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (n)	138	131
Pacific Gas & Electric Company
2020 Term Loan, 7.69%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	593	590
Vistra Operations Company LLC
1st Lien Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a) (o)	240	238
1st Lien Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	287	285
1st Lien Term Loan B3, 6.46%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	71
Waterbridge Midstream Operating LLC
Term Loan B, 10.57%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	235	231
		2,304
Energy 0.1%
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.12%, (SOFR + 3.50%), 10/31/26 (a) (h)	247	244
CQP Holdco LP
2021 Term Loan B, 8.17%, (3 Month USD LIBOR + 3.50%), 05/26/28 (a)	89	88
2021 Term Loan B, 8.48%, (3 Month USD LIBOR + 3.50%), 05/26/28 (a)	793	786
Freeport LNG Investments, LLLP
Term Loan B, 8.31%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a)	363	351
GIP II Blue Holding, L.P
Term Loan B, 9.23%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	197	196
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan, 8.06%, (SOFR + 3.25%), 10/05/28 (a)	422	415
Par Petroleum, LLC
2023 Term Loan B, 9.24%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	105	103
Traverse Midstream Partners LLC
2017 Term Loan, 8.73%, (SOFR + 3.75%), 09/22/24 (a)	107	105
		2,288
Real Estate 0.0%
Packers Holdings, LLC
2021 Term Loan, 8.09%, (1 Month Term SOFR + 3.25%), 03/04/28 (a)	561	506
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (j) (k) (n)	33	—
Total Senior Floating Rate Instruments (cost $88,511)		84,117
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (j) (p)	20	212
Communication Services 0.0%
Intelsat Jackson Holdings, Ltd. (j) (p)	4	101
Total Common Stocks (cost $346)		313
WARRANTS 0.0%
Avation PLC (j)	10	8
Total Warrants (cost $0)		8
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (j) (p)	—	3
Intelsat Jackson Holdings, Ltd. (j) (p)	—	3
Total Rights (cost $0)		6
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (j) (p) (q)	510	—
Intelsat Jackson Holdings S.A. (j) (p) (q)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.8%
JNL Government Money Market Fund, 4.48% (r) (s)	108,833	108,833
U.S. Treasury Bill 0.5%
Treasury, United States Department of
4.58%, 05/18/23	14,100	14,018
4.79%, 07/11/23	590	582
4.70%, 02/22/24	720	691
		15,291
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (r) (s)	9,676	9,676
Total Short Term Investments (cost $133,798)		133,800
Total Investments 100.5% (cost $3,112,875)		2,847,269
Other Assets and Liabilities, Net (0.5)%		(13,667)
Total Net Assets 100.0%		2,833,602

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $16,485.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $226,232 and 8.0% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Non-income producing security.

(k) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	398	358	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	298	277	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	804	614	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	315	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	813	606	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	484	322	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	419	354	—
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	135	114	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	816	724	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	311	287	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	02/15/23	534	530	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	293	271	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	90	86	—
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/12/22	299	294	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	399	359	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	748	—
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	293	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	561	555	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,948	1,863	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	02/09/23	278	276	—
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	631	606	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	345	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	979	888	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,201	1,183	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	589	584	—
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	01/11/21	925	819	—
Banistmo S.A., 4.25%, 07/31/27	01/18/23	823	824	—
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	09/15/22	352	348	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	02/02/23	197	190	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/23/22	603	588	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	12/21/22	279	262	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	345	339	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	423	414	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,392	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,682	1,370	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	940	842	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cap S.A., 3.90%, 04/27/31	12/13/21	951	775	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/23/22	334	358	—
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	467	347	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	675	672	—
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/15/23	296	300	—
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/23)	01/26/23	599	599	—
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	10/10/18	1,064	1	—
CT Trust, 5.13%, 02/03/32	02/15/23	328	334	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,363	1,263	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	1,518	1,457	0.1
EIG Pearl Holdings S.a r.l., 4.39%, 11/30/46	11/30/22	534	555	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	843	759	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	619	550	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,889	1,444	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	495	363	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,050	940	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	435	389	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,154	3,691	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	289	242	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	759	616	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,962	1,839	0.1
Gouvernement De France, 0.25%, 11/25/26	02/04/19	1,008	881	0.1
Gouvernement De France, 1.00%, 05/25/27	04/03/18	362	310	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	348	287	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	536	398	—
Gouvernement De France, 2.00%, 11/25/32	02/02/23	821	801	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	08/16/18	1,089	928	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	387	393	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	08/09/22	1,590	1,563	0.1
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	689	719	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	835	733	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	295	298	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	12/08/21	480	445	—
JSW Steel Limited, 5.05%, 04/05/32	08/24/22	644	656	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	1,761	1,560	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	1,029	869	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	786	794	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	431	431	—
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	167	166	—
Minejesa Capital B.V., 4.63%, 08/10/30	12/07/20	534	440	—
Minejesa Capital B.V., 5.63%, 08/10/37	03/15/19	2,194	1,788	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	412	423	—
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	348	292	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	877	867	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/02/22	171	175	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	195	190	—
Oleoducto Central S.A., 4.00%, 07/14/27	03/31/22	477	428	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	201	183	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/29/21	306	240	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	903	744	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	476	388	—
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	479	455	—
Qatarenergy, 2.25%, 07/12/31	10/27/21	594	512	—
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	552	500	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	465	455	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/24/21	2,356	1,773	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	980	866	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	600	518	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	181	146	—
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	10/28/21	198	169	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	06/07/22	195	189	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	07/17/18	2,854	8	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	629	625	—
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	616	618	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	689	618	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	660	664	—
Vedanta Resources Limited, 6.13%, 08/09/24	03/01/19	1,356	830	0.1
VTR Comunicaciones SpA, 5.13%, 01/15/28	05/31/22	335	247	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	655	282	—
		83,322	65,599	2.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/(Depreciation) ($)
Pediatric Associates Holding Company, LLC - 2022 Delayed Draw Term Loan	9	–

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,295,874	—	1,295,874
Corporate Bonds And Notes	—	678,807	—	678,807
Non-U.S. Government Agency Asset-Backed Securities	—	654,344	—	654,344
Senior Floating Rate Instruments[1]	—	84,117	—	84,117
Common Stocks	—	—	313	313
Warrants	8	—	—	8
Rights	—	—	6	6
Other Equity Interests	—	—	—	—
Short Term Investments	118,509	15,291	—	133,800
	118,517	2,728,433	319	2,847,269

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 70.0%
Singapore 8.2%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	9,186	8,284
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	6,700	5,921
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (b)	5,500	5,022
1.83%, 09/10/30 (b) (c)	3,000	2,739
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (d)	3,483	2,201
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (a)	3,300	2,782
Temasek Financial (I) Limited
1.00%, 10/06/30 (c)	9,900	7,912
1.63%, 08/02/31 (a)	6,000	4,953
United Overseas Bank Limited
1.75%, 03/16/31 (a)	6,300	5,625
2.00%, 10/14/31 (a)	1,500	1,325
		46,764
Colombia 7.8%
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (e)	2,950	2,041
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	621
Bancolombia SA
4.63%, 12/18/29	3,600	3,030
Ecopetrol S.A.
6.88%, 04/29/30	2,000	1,843
4.63%, 11/02/31	5,150	3,985
5.88%, 05/28/45	1,050	729
5.88%, 11/02/51 (f)	10,590	7,109
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	10,042	7,632
4.38%, 02/15/31 (a)	4,900	3,559
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	728	646
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,400
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (c)	300	256
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	200	152
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	9,150	7,830
		44,833
Peru 6.4%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	903	851
Banco de Credito del Peru
3.13%, 07/01/30 (a)	3,700	3,346
3.25%, 09/30/31 (a)	850	733
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	12,590	11,441
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (a)	2,500	2,400
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	1,059	972
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	8,972	8,445
Inkia Energy Limited
5.88%, 11/09/27 (a)	3,273	3,019
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	656
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	3,496
5.63%, 06/19/47 (a)	1,600	1,034
		36,393
Mexico 5.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (c) (g) (h)	292	3
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (e)	1,500	1,211
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (e)	1,500	1,294
7.50%, (100, 06/27/29) (c) (e)	530	458
7.63%, (100, 01/10/28) (a) (e)	6,800	6,035
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (a)	4,050	3,422
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (a)	2,400	2,338
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	3,900	3,273
5.88%, 09/13/34 (a)	3,400	2,972
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a) (f)	2,900	2,185
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (e)	3,800	3,403
9.13%, (100, 03/14/28) (c) (e)	200	200
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (a) (e) (g) (h) (i)	3,200	4
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (c) (g) (h)	2,400	512
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	513	497
Petroleos Mexicanos
6.75%, 09/21/47	7,650	4,978
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (e) (g) (h) (i)	8,350	21
		32,806
Netherlands 5.3%
AES Andres B.V.
5.70%, 05/04/28 (c)	5,700	5,017
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (a)	1,200	1,193
8.50%, 01/23/81 (c)	6,000	5,966
Digicel International Finance Limited
13.00%, 12/31/25 (c) (j)	250	155
8.00%, 12/31/26 (c)	164	35
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	2,450	2,073
MV24 Capital B.V.
6.75%, 06/01/34 (a)	4,535	4,174
Petrobras Global Finance B.V.
6.75%, 06/03/50	9,400	8,292
VTR Finance N.V.
6.38%, 07/15/28 (a)	8,000	3,220
		30,125
India 5.1%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,900	2,074
3.87%, 07/22/31 (a)	600	416
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	6,355	4,734
3.00%, 02/16/31 (c)	732	548
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,044
4.38%, 07/03/29 (a)	800	606
3.10%, 02/02/31 (a)	4,700	3,026
JSW Energy Limited
4.13%, 05/18/31 (a)	443	367
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,416	1,174
JSW Steel Limited
5.05%, 04/05/32 (a)	4,800	3,938
Reliance Industries Limited
2.88%, 01/12/32 (a) (f)	3,600	3,001
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	876
UPL Corporation Limited
4.50%, 03/08/28 (a)	1,191	1,051

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	1,326
Vedanta Resources Limited
6.13%, 08/09/24 (a) (f)	6,500	3,851
		29,032
Chile 4.4%
AES Andes SA
6.35%, 10/07/79 (a)	4,100	3,823
6.35%, 10/07/79 (c)	2,000	1,865
Agrosuper S.A.
4.60%, 01/20/32 (c)	1,000	850
Cap S.A.
3.90%, 04/27/31 (a)	5,214	4,042
3.90%, 04/27/31 (c)	2,250	1,744
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (d)	4,700	3,502
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,638	1,466
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	3,934	3,621
Inversiones La Construccion S.A.
4.75%, 02/07/32 (a)	4,900	3,916
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (c)	400	317
		25,146
Brazil 4.3%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (e)	6,000	5,438
9.00%, (100, 06/18/24) (a) (e)	2,661	2,604
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,694
Cosan Luxembourg S.A.
7.00%, 01/20/27 (a)	600	601
Cosan Overseas Limited
8.25%, (100, 05/05/23) (a) (e)	5,100	5,087
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (a)	1,560	1,388
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (a)	8,503	6,651
		24,463
Indonesia 4.1%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,003	3,551
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	5,000	4,400
5.63%, 08/10/37 (a)	10,600	8,241
PT Freeport Indonesia
5.32%, 04/14/32 (c)	3,400	3,207
6.20%, 04/14/52 (a)	3,600	3,275
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (a)	500	493
		23,167
Luxembourg 3.0%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (a)	6,300	5,400
4.39%, 11/30/46 (a)	1,000	793
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	1,017	877
Millicom International Cellular SA
6.25%, 03/25/29 (a)	180	166
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	4,600	3,772
Movida Europe S.A.
5.25%, 02/08/31 (a)	4,000	2,920
Simpar Europe
5.20%, 01/26/31 (a)	4,525	3,306
		17,234
Panama 2.5%
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (a)	1,800	1,658
Banco Nacional De Panama
2.50%, 08/11/30 (c)	1,500	1,167
Banistmo S.A.
4.25%, 07/31/27 (a)	4,400	4,026
Multibank, Inc.
7.75%, 02/03/28 (c)	2,400	2,395
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,293	958
6.50%, 10/01/38 (c)	5,170	3,875
		14,079
United States of America 2.3%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,380	1,303
5.25%, 09/01/29	1,500	1,480
4.63%, 08/01/30	5,000	4,744
Mercury Chile Holdco LLC
6.50%, 01/24/27 (c)	1,100	1,035
Periama Holdings, LLC
5.95%, 04/19/26 (a)	200	190
Sasol Financing USA LLC
5.50%, 03/18/31	5,500	4,607
		13,359
Jersey 2.0%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	7,984	6,887
2.63%, 03/31/36 (a)	3,400	2,794
2.94%, 09/30/40 (a)	2,349	1,904
		11,585
Mauritius 1.8%
Network I2I Limited
3.98%, (100, 03/03/26) (a) (e)	3,600	3,159
5.65%, (100, 01/15/25) (a) (e)	900	855
UPL Corporation Limited
4.63%, 06/16/30 (a)	7,519	6,242
		10,256
Israel 1.4%
Bank Hapoalim Ltd
3.26%, 01/21/32 (b)	6,900	5,742
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (a)	2,400	2,088
		7,830
Ireland 1.2%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	8,000	7,090
Spain 1.1%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (a)	259	233
5.75%, 06/15/33 (c)	4,000	2,835
5.75%, 06/15/33 (a)	4,225	2,994
		6,062
Guatemala 0.8%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	2,450	2,266
CT Trust
5.13%, 02/03/32 (a)	2,400	2,006
		4,272
South Korea 0.7%
LG Chem, Ltd.
2.38%, 07/07/31 (c)	1,000	823
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (e)	4,000	3,405
		4,228
United Kingdom 0.7%
Antofagasta PLC
2.38%, 10/14/30 (a)	3,550	2,827
SCC Power PLC
8.00%, 12/31/28 (c) (j)	2,448	857
4.00%, 05/17/32 (c) (j)	1,326	94
		3,778
Paraguay 0.6%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	2,700	2,383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (d)	1,827	1,233
		3,616
Canada 0.4%
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	1,200	1,191
5.88%, 05/18/30 (c)	1,200	1,231
		2,422
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	400	367
2.99%, 01/15/30 (c)	260	232
		599
Bermuda 0.1%
Digicel Group Holdings Limited
7.00%, (100, 06/01/23) (b) (c) (e) (j)	830	83
8.00%, 04/01/25 (c) (j) (k)	621	238
		321
Malaysia 0.0%
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (a)	200	188
Total Corporate Bonds And Notes (cost $469,204)		399,648
GOVERNMENT AND AGENCY OBLIGATIONS 27.5%
Mexico 5.1%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	5,000	4,180
4.75%, 04/27/32	2,650	2,551
4.28%, 08/14/41	16,900	13,831
4.35%, 01/15/47	2,500	1,983
5.00%, 04/27/51	1,400	1,206
4.40%, 02/12/52	6,850	5,363
		29,114
Colombia 3.9%
Presidencia de la Republica de Colombia
3.13%, 04/15/31	3,400	2,581
3.25%, 04/22/32	8,100	6,008
5.00%, 06/15/45	15,700	10,934
4.13%, 05/15/51	4,600	2,813
		22,336
Panama 3.7%
Government of the Republic of Panama
2.25%, 09/29/32	13,500	10,361
4.30%, 04/29/53	800	587
4.50%, 04/01/56	2,000	1,490
3.87%, 07/23/60	13,700	9,008
		21,446
Indonesia 2.7%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	4,600	3,674
The Republic of Indonesia, The Government of
2.15%, 07/28/31	4,000	3,327
4.35%, 01/11/48	1,200	1,066
3.70%, 10/30/49	8,900	7,104
		15,171
Chile 2.6%
Presidencia de la Republica de Chile
2.55%, 07/27/33	3,500	2,861
3.10%, 05/07/41 - 01/22/61	9,500	6,526
3.50%, 01/25/50	7,000	5,245
		14,632
Saudi Arabia 2.0%
Saudi Arabia, Kingdom of
2.25%, 02/02/33 (a)	300	247
3.45%, 02/02/61 (a)	16,000	11,349
		11,596
Dominican Republic 2.0%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (c)	11,500	9,818
5.88%, 01/30/60 (a)	2,200	1,689
		11,507
Philippines 1.7%
The Philippines, Government of
3.70%, 03/01/41 - 02/02/42	8,000	6,625
2.95%, 05/05/45	2,400	1,736
2.65%, 12/10/45	1,600	1,103
		9,464
South Korea 1.6%
The Korea Development Bank
1.63%, 01/19/31	3,300	2,690
2.00%, 10/25/31	8,150	6,593
		9,283
Brazil 0.9%
Presidencia Da Republica Federativa Do Brasil
5.63%, 02/21/47	5,900	4,927
South Africa 0.7%
South Africa, Parliament of
4.30%, 10/12/28	4,200	3,764
United Arab Emirates 0.6%
Abu Dhabi, Government of
3.13%, 09/30/49 (a)	4,900	3,681
Ukraine 0.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/01/25 (a) (g) (h)	510	115
Total Government And Agency Obligations (cost $202,926)		157,036
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
Alpha Holding, S.A. de C.V (c) (g) (l) (m)	310	—
Altaba Inc. (a) (g) (l) (m)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (g) (l)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.0%
JNL Government Money Market Fund, 4.48% (n) (o)	5,712	5,712
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (n) (o)	3,565	3,565
Total Short Term Investments (cost $9,277)		9,277
Total Investments 99.1% (cost $681,407)		565,961
Other Assets and Liabilities, Net 0.9%		5,403
Total Net Assets 100.0%		571,364

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $83,495 and 14.6% of the Fund.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of March 31, 2023.

(g) Non-income producing security.

(h) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	4,755	3,681	0.6
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	2,319	2,074	0.4
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	442	416	0.1
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	6,064	4,734	0.8
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,584	2,044	0.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	813	606	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,348	3,026	0.5
AES Andes SA, 6.35%, 10/07/79	11/18/19	4,102	3,823	0.7
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	256	233	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	3,597	2,994	0.5
Altaba Inc. (callable at 100, 09/09/21)	09/30/22	—	—	—
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,450	2,827	0.5
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	02/15/23	2,396	2,383	0.4
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	3,616	3,346	0.6
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	758	733	0.1
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,926	5,438	1.0
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	2,714	2,604	0.5
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,982	2,694	0.5
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	621	621	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	2,291	2,266	0.4
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,196	11,441	2.0
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	02/09/23	1,667	1,658	0.3
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	1,263	1,211	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,294	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,730	6,035	1.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	3,485	3,422	0.6
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	2,356	2,338	0.4
Banistmo S.A., 4.25%, 07/31/27	01/18/23	4,042	4,026	0.7
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	09/27/22	2,093	2,088	0.4
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	3,357	3,273	0.6
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	3,034	2,972	0.5
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,253	1,233	0.2
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,243	2,185	0.4
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,162	1,193	0.2
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	7,837	7,090	1.2
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	08/15/19	380	88	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	08/15/19	131	27	—
Cap S.A., 3.90%, 04/27/31	12/10/21	4,966	4,042	0.7
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	3,187	3,403	0.6
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	2,419	2,400	0.4
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/15/23	593	601	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/23)	01/24/23	5,102	5,087	0.9
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	08/01/18	3,123	4	—
CT Trust, 5.13%, 02/03/32	02/15/23	1,957	2,006	0.4
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	9,016	8,284	1.4
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	5,521	5,400	0.9
EIG Pearl Holdings S.a r.l., 4.39%, 11/30/46	11/30/22	763	793	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,649	1,466	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	4,038	3,621	0.6
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,564	7,632	1.3
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,780	3,559	0.6
Fenix Power Peru S.A., 4.32%, 09/20/27	05/06/21	1,071	972	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	770	646	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	3,377	2,794	0.5
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,344	1,904	0.3
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,314	5,400	0.9
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	890	877	0.2
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	8,601	8,445	1.5
Inkia Energy Limited, 5.88%, 11/09/27	07/24/18	3,221	3,019	0.5
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	3,772	3,916	0.7
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/23/21	1,511	1,388	0.2
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	364	367	0.1
JSW Steel Limited, 5.05%, 04/05/32	08/17/22	3,882	3,938	0.7
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,600	5,921	1.0
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	7,680	6,651	1.2
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,179	1,191	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	498	497	0.1
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	167	166	—
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	5,218	4,400	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,579	8,241	1.4
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,102	2,073	0.4
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	3,320	2,920	0.5
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	4,222	4,174	0.7
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/01/22	3,070	3,159	0.6
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	877	855	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,913	7,830	1.4
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	721	656	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/04/21	5,102	5,022	0.9
Periama Holdings, LLC, 5.95%, 04/19/26	07/27/22	185	190	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	4,684	3,674	0.6
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,248	3,496	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	1,358	1,034	0.2
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,113	1,689	0.3
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	3,447	3,275	0.6
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/30	01/05/23	485	493	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	3,311	3,001	0.5
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	2,286	2,201	0.4
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	294	247	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/22/21	14,980	11,349	2.0
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,771	3,306	0.6
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	3,246	2,782	0.5
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/10/21	5,827	4,953	0.9
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	02/21/23	186	188	—
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,322	958	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,058	876	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/22/18	7,694	21	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	6,208	5,625	1.0
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	1,320	1,325	0.2
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	986	1,051	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,208	6,242	1.1
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,319	3,851	0.7
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	7,776	3,220	0.6
		350,122	298,884	52.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	399,648	—	399,648
Government And Agency Obligations	—	157,036	—	157,036
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	9,277	—	—	9,277
	9,277	556,684	—	565,961

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.8%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 5.99%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	9,670
ACREC 2023-FL2 LLC
Series 2023-A-FL2, 6.63%, (1 Month Term SOFR + 2.50%), 02/19/38 (a)	4,200	4,155
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	273	271
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	605	602
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,740
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,227
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,006
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,249	2,228
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,436	1,354
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,760
Allegro CLO VII Ltd
Series 2018-A-1A, 5.89%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,947
Allegro CLO X Ltd
Series 2019-AR-1A, 5.96%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,434
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	819	496
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	678	442
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,028	879
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,426	2,184
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,883	3,385
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 5.75%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,338	2,137
Anchorage Capital Clo 19, Ltd.
Series 2021-A-19A, 6.00%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	6,822
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 6.30%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,937
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	705	621
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,820	3,173
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.96%, 05/15/53 (a)	24,427	1,142
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.12%, 06/15/54 (a)	51,217	3,327
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 7.42%, (1 Month Term SOFR + 2.76%), 09/15/36 (a) (b)	4,369	4,059
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 6.29%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,661
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	794	766
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,090	991
Atlas Senior Loan Fund III, Ltd.
Series 2013-AR-1A, 5.71%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	980	974
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.47%, (3 Month USD LIBOR + 1.65%), 07/28/31 (a) (c)	2,000	1,898
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 6.66%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,103
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 6.76%, (SOFR 30-Day Average + 2.20%), 01/19/37 (a)	3,000	2,936
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	329	292
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.44%, 05/20/36 (a)	1,840	1,546
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.34%, 05/17/50 (a)	13,060	535
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.91%, 09/17/64 (a)	79,934	3,651
Battalion CLO XI Ltd.
Series 2017-AR-11A, 5.97%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	8,000	7,773
Battalion CLO XV Ltd.
Series 2020-A1-15A, 6.14%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,915
Battalion CLO XX Ltd.
Series 2021-A-20A, 5.97%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,460
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.07%, (1 Month USD LIBOR + 3.23%), 03/16/37 (a) (b)	4,000	2,238
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 7.54%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	972
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.46%, 02/17/50 (a)	19,031	861
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.02%, 07/17/54 (a)	26,096	1,707
Interest Only, Series 2021-XD-C10, REMIC, 1.70%, 07/17/54 (a)	16,250	1,665
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	2,979	2,145
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.11%, (1 Month USD LIBOR + 1.35%), 12/18/36 (a)	4,360	4,275
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 4.93%, 02/25/47 (a)	7,250	6,009
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.52%, 01/16/54 (a)	30,558	2,682
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 5.98%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	4,871
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	3,951	3,735
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	5,304	5,018
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.91%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (b)	3,300	3,193
Series 2021-AS-FL1, 6.36%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,573
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 6.73%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	1,913
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,082	979
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 7.58%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	667

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2021-E-VIEW, REMIC, 8.28%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,153	1,929
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 11/15/23 (a)	5,423	5,084
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 6.07%, (1 Month USD LIBOR + 1.39%), 09/15/23 (a)	3,500	3,252
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,362	2,076
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 7.53%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,489
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.01%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,071	1,963
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,115
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,089	1,843
Cathedral Lake VIII, Ltd.
Series 2021-A1-8A, 6.03%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	4,862
CBAM 2017-1 Ltd
Series 2017-B-1A, 6.61%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	966
CBAM 2017-2 Ltd
Series 2017-AR-2A, 5.98%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	4,848
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.23%, 05/12/50 (a)	14,514	553
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.23%, 11/15/27 (a)	350	287
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 4.84%, 04/10/26 (a)	2,332	2,087
Interest Only, Series 2016-XA-C4, REMIC, 1.61%, 05/10/58 (a)	14,257	517
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 6.87%, (1 Month Term SOFR + 2.21%), 02/16/38 (a) (b)	2,500	2,351
CHL Mortgage Pass-Through Trust 2007-10
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,858	1,495
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 6.12%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,438
Citigroup Commercial Mortgage Trust 2014-GC19
Interest Only, Series 2014-XA-GC19, REMIC, 1.09%, 03/12/47 (a)	23,238	130
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.12%, 05/10/47 (a)	21,215	175
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	1,520	1,391
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.21%, 02/12/49 (a)	3,806	103
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.65%, 04/12/49 (a)	3,277	123
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (a)	6,178	205
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.38%, 10/13/49 (a)	9,049	333
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.11%, 04/15/50 (a)	11,234	385
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.45%, (1 Month USD LIBOR + 0.20%), 04/26/38 (a) (b)	13,737	12,267
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	654	570
CLNC 2019-FL1, Ltd.
Series 2019-D-FL1, 7.57%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,800
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	932	810
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,799	3,320
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	4,191	3,827
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.13%, 10/15/46 (a)	28,313	151
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.90%, 04/12/24 (a)	1,544	1,345
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.05%, 06/12/47 (a)	29,433	216
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.80%, 08/12/48 (a)	18,942	293
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.90%, 10/13/48 (a)	4,389	76
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.91%, 10/13/48 (a)	10,071	185
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.33%, 06/12/25 (a)	5,124	4,756
Interest Only, Series 2015-XA-LC21, REMIC, 0.65%, 07/10/48 (a)	16,637	190
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.33%, 10/13/26 (a)	1,276	1,110
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.86%, (1 Month USD LIBOR + 2.28%), 09/15/33 (a)	197	139
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	412	395
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.03%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,815
Series 2021-B-1A, 6.69%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,248
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	616	601
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	473	334
Crown City CLO
Series 2021-A1A-1A, 5.98%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,907
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25 (a)	4,356	3,742
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.46%, 02/25/60 (a)	3,566	3,582
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	461
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.00%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,891
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.18%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,586	1,311
DBJPM 2016-C1 Mortgage Trust
Series 2016-C-C1, REMIC, 3.32%, 03/12/26 (a)	801	664

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C1, REMIC, 1.37%, 05/12/49 (a)	11,457	357
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	908	758
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,625	2,545
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 5.91%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,891
Elmwood CLO II Ltd
Series 2019-AR-2A, 5.96%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	4,887
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,412
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,086
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 5.55%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,047	989
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	542	532
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.17%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	457	447
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.02%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	266	259
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 8.22%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	249
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.08%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	491
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 6.97%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	1,283	1,256
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.93%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (b)	1,300	1,265
FS Rialto 2022-FL5 Issuer LLC
Series 2022-A-FL5, 6.99%, (1 Month Term SOFR + 2.30%), 06/19/37 (a)	4,125	4,084
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 5.99%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	7,796
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,564	2,759
Generate CLO 6 Ltd
Series A1R-6A, 6.02%, (3 Month USD LIBOR + 1.20%), 01/22/35 (a)	5,000	4,865
Generate CLO IX Ltd
Series A-9A, REMIC, 6.01%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,267
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,446	1,302
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.01%, (1 Month USD LIBOR + 1.25%), 08/16/24 (a)	1,873	1,836
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.94%, (1 Month USD LIBOR + 1.35%), 09/16/24 (a)	3,290	3,170
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 7.08%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,676
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 6.93%, (1 Month USD LIBOR + 2.25%), 07/15/39 (a)	1,300	1,212
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.28%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	314
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-E-ARDN, REMIC, 8.03%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	5,290	4,977
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.70%, 09/12/47 (a)	8,062	60
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/13/48 (a)	5,301	88
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.01%, 05/12/50 (a)	22,179	746
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.94%, 11/11/50 (a)	29,523	999
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.72%, 12/12/53 (a)	28,621	2,582
GS Mortgage-Backed Securities Trust 2019-SL1
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	73	72
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 6.11%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	9,774
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 5.99%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	7,600	7,427
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.16%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,461
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.10%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	4,628	4,054
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 5.93%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,941
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.39%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,737
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,207	5,723
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	376	351
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,098	467
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,111
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,124
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,301
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,357
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,470
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,235
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/10/23 (a)	3,103	1,277
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.36%, 07/07/23 (a)	3,141	2,531
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 7.68%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	2,035
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,259
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.06%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	3,906
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,815	1,629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	2,274	1,963
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.66%, 10/20/25 (a)	366	261
Interest Only, Series 2015-XA-C32, REMIC, 1.11%, 11/18/48 (a)	8,267	132
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.89%, 01/15/49 (a)	3,179	62
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.58%, 12/17/49 (a)	15,134	245
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.49%, 06/17/49 (a)	24,658	824
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,567	1,335
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 5.49%, (1 Month Term SOFR + 0.66%), 12/15/25 (a)	2,133	2,062
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.78%, (1 Month USD LIBOR + 1.07%), 02/17/39 (a) (b)	3,270	3,192
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.01%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,268	1,246
LCCM 2017-LC26 Commercial Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,364
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 6.48%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a) (b)	2,250	2,142
Series 2021-B-FL3, REMIC, 6.88%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a) (b)	2,250	2,134
LCM XVII Limited Partnership
Series A2RR-17A, 5.94%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,919
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,037	3,654
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	4,816	4,300
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	2,016	1,944
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 07/15/36 (a)	3,250	3,209
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.98%, (1 Month USD LIBOR + 1.30%), 11/15/38 (a) (b)	2,250	2,197
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,917	1,543
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,019	1,519
Logan CLO III Ltd
Series 2022-B-1A, 6.70%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	4,954
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	9,844	3,979
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.69%, 03/12/49 (a)	9,130	234
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	2,056	1,770
Madison Park Funding XXXI, Ltd.
Series 2018-B-31A, 6.52%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	977
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 6.09%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	7,862
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.02%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,254
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,406
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,384
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.17%, (1 Month USD LIBOR + 0.16%), 05/25/37 (a) (b)	6,653	3,762
MF1 2021-FL6 Ltd.
Series 2021-C-FL6, 6.56%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,412
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.91%, (SOFR 30-Day Average + 1.35%), 02/20/37 (a)	3,300	3,210
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 5.81%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,226	7,139
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 4.98%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,087	1,824
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Interest Only, Series 2014-XA-C15, REMIC, 0.86%, 04/17/47 (a)	9,576	26
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.15%, 01/15/49 (a)	3,443	84
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.85%, 12/17/48 (a)	4,234	74
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.32%, 06/17/50 (a)	23,010	823
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.53%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	2,955
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	346	301
Series 2020-B-1A, 3.10%, 11/22/32	3,259	2,790
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,256	1,053
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.00%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	2,931
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.94%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,900
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 6.88%, (1 Month USD LIBOR + 2.20%), 06/15/35 (a)	3,129	2,745
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,867
New Mountain CLO 2 Ltd
Series CLO-A-2A, 5.98%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,898
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,080
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	407	340
OFSI BSL IX, Ltd.
Series 2018-A-1A, 5.94%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,858
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 5.99%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,882
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 6.88%, (1 Month USD LIBOR + 2.20%), 01/15/36 (a)	2,850	2,513
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 12/15/24	1,353	1,344
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	1,434	1,374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2021-NOTE-2, 3.00%, 01/25/29	2,279	2,157
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	284	281
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	9,999	9,162
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,470
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,102
Palmer Square CLO Ltd
Series 2021-A-2A, 5.94%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	4,873
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.12%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,417
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	990	867
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	3,833	3,456
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	3,035	2,881
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	3,364	3,070
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	16,997	15,819
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,795	1,633
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	128	128
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	2,438	2,312
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	3,063	2,889
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	702	537
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,400	1,138
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.45%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,168	837
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.35%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	587	521
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	11,480
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	432	335
Sandstone Peak Ltd.
Series 2021-A1-1A, 6.01%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	3,880
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	1,925
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,339	3,586
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	16,674	4,621
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.07%, (1 Month USD LIBOR + 0.22%), 12/25/36 (a) (b)	5,239	1,201
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	1,028	942
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 6.48%, (1 Month Term SOFR + 1.65%), 02/15/24 (a)	5,014	4,854
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	4,168	4,157
SoFi Professional Loan Program 2017-A LLC
Series 2017-A2B-A, 2.40%, 03/26/40	39	39
Sound Point CLO XXIII
Series 2019-AR-2A, 5.96%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	9,634
Sound Point CLO XXVI Ltd
Series 2020-AR-1A, 5.98%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,235
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	525	455
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	8,496	6,973
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.04%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	996	984
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 6.59%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,770
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 4.26%, 12/25/35 (a)	576	498
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	3,552	3,214
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,902	1,148
STWD 2019-FL1, Ltd.
Series 2019-D-FL1, 7.06%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,408
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.79%, (1 Month USD LIBOR + 1.20%), 04/16/38 (a) (b)	3,270	3,200
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,679	1,458
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,893
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,325	2,799
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.00%, (3 Month USD LIBOR + 1.21%), 01/18/35 (a)	6,500	6,290
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.21%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,322
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	1,702	1,691
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.54%, 10/15/27 (a)	3,500	2,916
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.69%, 02/17/28 (a)	1,858	1,545
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	2,548	2,473
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	594	588
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	1,379	1,337
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	619	594
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	4,450	4,156
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	418	411
Series 2021-B-3, 1.66%, 07/20/31	1,000	943
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	379	374
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,904
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,283
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	3,474	3,191
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	3,612	3,322
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	3,757	3,509
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	3,452	3,243

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,386
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,608	1,373
Vibrant CLO, Ltd.
Series 2018-A1-10A, 6.01%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,944
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 6.64%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,155
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.46%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	3,300	3,244
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,465	2,245
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	11,061	10,176
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	3,836	3,657
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	6,681	6,153
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	582	515
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 5.43%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	6,820	2,448
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.21%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	7,917	2,886
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.36%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,023
Wellfleet CLO 2020-1, Ltd.
Series 2020-A1A-1, 6.10%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,905
Wellfleet CLO 2021-2 Ltd
Series 2021-A1-2A, 5.99%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	4,858
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 5.98%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	9,728
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,762
Interest Only, Series 2016-XA-C33, REMIC, 1.57%, 03/17/59 (a)	1,943	69
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	319	264
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (a)	375	315
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.93%, 12/17/48 (a)	3,262	65
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.97%, 07/15/50 (a)	23,147	713
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 4.93%, 10/17/28 (a)	344	292
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.94%, 01/18/52 (a)	13,281	536
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,802
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	210	189
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 4.15%, 08/25/37 (a)	133	111
WFRBS Commercial Mortgage Trust 2013-C18
Interest Only, Series 2013-XA-C18, REMIC, 0.70%, 12/17/46 (a)	32,402	98
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 0.96%, 03/15/47 (a)	27,051	142
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.00%, 08/16/47 (a)	2,125	20
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.01%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	14,711
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,498	2,019
Total Non-U.S. Government Agency Asset-Backed Securities (cost $909,805)		833,794
GOVERNMENT AND AGENCY OBLIGATIONS 22.0%
U.S. Treasury Note 19.0%
Treasury, United States Department of
4.38%, 10/31/24	16,440	16,458
4.50%, 11/30/24 - 11/15/25	60,780	61,312
4.25%, 12/31/24 (d)	33,200	33,226
4.13%, 01/31/25	50,000	49,984
4.63%, 02/28/25 (d)	62,010	62,611
3.88%, 03/31/25	46,220	46,076
3.88%, 01/15/26 (d)	30,330	30,339
4.00%, 02/15/26	28,450	28,566
4.63%, 03/15/26	24,560	25,120
		353,692
Commercial Mortgage-Backed Securities 1.0%
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	7,419	6,546
Series 2022-A1-M1S, REMIC, 2.08%, 04/25/32 (a)	14,267	13,045
		19,591
Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
2.00%, 03/01/36	8,117	7,345
Federal National Mortgage Association, Inc.
2.00%, 11/01/40	6,916	5,953
3.87%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	390	395
4.13%, (1 Year USD LIBOR + 1.68%), 05/01/44 (a)	826	844
		14,537
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	883	853
Series CD-4484, REMIC, 1.75%, 07/15/30	982	924
Series NH-5105, REMIC, 2.00%, 02/25/37	3,708	3,318
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	4,089	3,611
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	885	822
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	4,403	3,944
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	77	76
		13,548
Sovereign 0.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	1,000	943
Government of the Republic of Panama
3.75%, 03/16/25	1,500	1,464
Presidencia de la Republica de Colombia
4.50%, 01/28/26	3,100	2,968
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,580
4.88%, 04/14/26	700	678
The Korea Development Bank
1.00%, 09/09/26	1,200	1,044
		8,677
Total Government And Agency Obligations (cost $415,358)		410,045

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 11.9%
Financials 4.6%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	1,790	1,669
American Express Company
5.56%, (SOFR + 0.93%), 03/04/25 (a)	1,075	1,072
5.25%, (SOFR + 0.65%), 11/04/26 (a)	550	538
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	865	859
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (e)	900	864
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (e)	400	353
2.75%, 12/10/25 (c)	550	485
Banco de Credito del Peru
3.13%, 07/01/30 (e)	1,150	1,040
3.25%, 09/30/31 (e)	200	173
3.25%, 09/30/31 (c)	1,650	1,440
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (e)	200	198
4.00%, 07/08/30 (e)	1,300	1,181
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (e)	700	645
2.38%, 09/14/25 (c)	300	276
Banco Mercantil Del Norte S.A
5.88%, (100, 01/24/27) (e) (f)	500	423
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (e)	800	676
Banco Santander-Chile
2.70%, 01/10/25 (e)	500	478
Bancolombia SA
7.14%, (5 Year Treasury + 2.93%), 10/18/27 (a)	1,200	1,097
4.63%, 12/18/29	1,700	1,431
Bank Hapoalim Ltd
3.26%, 01/21/32 (g)	2,000	1,664
Bank Leumi le-Israel B.M.
3.28%, 01/29/31 (e)	1,400	1,218
Bank of America Corporation
3.46%, 03/15/25	2,230	2,183
Bank of Montreal
1.50%, 01/10/25 (g)	1,875	1,760
Barclays PLC
1.01%, 12/10/24	1,783	1,719
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
1.88%, 09/18/25 (e)	400	365
5.35%, 11/12/29 (e)	900	857
BNP Paribas
4.71%, 01/10/25 (c)	1,735	1,718
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,305	1,254
BPCE
2.38%, 01/14/25 (c)	1,780	1,675
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	755	746
1.75%, 01/13/25 (c)	200	187
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (g)	850	841
3.95%, 08/04/25 (g)	1,000	971
Capital One Financial Corporation
4.99%, 07/24/26	795	766
Caterpillar Financial Services Corporation
3.65%, 08/12/25	1,275	1,252
Citigroup Inc.
5.99%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a) (b)	1,145	1,145
1.28%, 11/03/25	585	546
3.29%, 03/17/26	1,170	1,125
Commonwealth Bank of Australia
4.92%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,650	1,627
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (e)	1,000	960
DBS Group Holdings Ltd
4.52%, 12/11/28 (e)	200	199
1.82%, 03/10/31 (e)	2,600	2,345
Gruposura Finance
5.50%, 04/29/26 (e)	800	756
HSBC Holdings PLC
1.16%, 11/22/24 (g)	1,820	1,767
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (h)	146	124
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	1,750	1,558
John Deere Capital Corporation
4.75%, 01/20/28	1,205	1,232
JPMorgan Chase & Co.
0.56%, 02/16/25	1,045	1,003
3.90%, 07/15/25	1,680	1,653
5.89%, (SOFR + 1.32%), 04/26/26 (a)	2,315	2,312
Lloyds Banking Group PLC
0.70%, 05/11/24	1,700	1,689
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,595	1,572
Mitsubishi UFJ Financial Group Inc
5.68%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	1,820	1,819
3.78%, 03/02/25	350	341
Mizuho Financial Group, Inc.
5.57%, (SOFR + 0.96%), 05/22/26 (a)	1,610	1,582
Morgan Stanley
5.03%, (SOFR + 0.46%), 01/25/24 (a)	1,725	1,720
0.73%, 04/05/24	1,590	1,590
Multibank, Inc.
7.75%, 02/03/28 (c)	400	399
NatWest Group PLC
6.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (g)	1,630	1,626
New York Life Global Funding
3.60%, 08/05/25 (c)	970	946
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (e) (g)	1,700	1,552
1.83%, 09/10/30 (c) (g)	800	730
Royal Bank of Canada
5.07%, (SOFR + 0.53%), 01/20/26 (a)	845	830
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	1,735	1,700
Synchrony Financial
4.38%, 03/19/24	15	14
4.25%, 08/15/24	1,675	1,556
The Bank of Nova Scotia
4.75%, 02/02/26 (g)	835	830
The Charles Schwab Corporation
5.68%, (SOFR + 1.05%), 03/03/27 (a)	1,610	1,537
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,705	1,653
The PNC Financial Services Group, Inc.
4.76%, 01/26/27	820	810
The Toronto-Dominion Bank
0.70%, 09/10/24 (g)	1,430	1,343
Toyota Motor Credit Corporation
3.65%, 08/18/25	790	773
Truist Financial Corporation
5.05%, (SOFR + 0.40%), 06/09/25 (a)	880	841
UBS Group AG
1.01%, 07/30/24 (c) (g)	1,785	1,753
United Overseas Bank Limited
1.75%, 03/16/31 (e)	2,000	1,786
Wells Fargo & Company
1.65%, 06/02/24	1,635	1,624
4.54%, 08/15/26	665	654
		85,696
Utilities 1.5%
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (h)	2,400	1,788
Duke Energy Corporation
5.00%, 12/08/25	800	807

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	452	405
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,100	2,071
Entergy Corporation
0.90%, 09/15/25	1,795	1,618
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	1,412	1,296
GNL Quintero S.A
4.63%, 07/31/29 (e)	1,224	1,177
Inkia Energy Limited
5.88%, 11/09/27 (e)	965	890
Kallpa Generacion S.A.
4.88%, 05/24/26 (e)	600	577
Korea Electric Power Corp
0.75%, 01/27/26 (c)	1,500	1,341
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,500	1,411
6.50%, 01/24/27 (c)	400	376
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	2,200	1,936
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	250	212
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	460	455
4.26%, 09/01/24 (b)	370	366
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (e)	1,000	914
Pacific Gas & Electric Company
3.25%, 02/16/24	680	666
4.95%, 06/08/25	1,125	1,111
Perusahaan Listrik Negara, PT
4.13%, 05/15/27 (e)	500	481
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,225	1,191
Southern California Edison Company
5.33%, (SOFR + 0.83%), 04/01/24 (a)	1,770	1,770
The Southern Company
5.15%, 10/06/25	810	820
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (e)	2,650	2,487
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (e)	1,300	1,229
WEC Energy Group Inc.
4.75%, 01/09/26	820	820
		28,215
Energy 0.9%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	1,177	1,059
Cosan Luxembourg S.A.
7.00%, 01/20/27 (e)	500	501
Ecopetrol S.A.
4.13%, 01/16/25	1,000	965
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	929	855
Enbridge Inc.
0.55%, 10/04/23	840	818
2.50%, 02/14/25	820	785
Energy Transfer LP
5.88%, 01/15/24	1,400	1,400
4.50%, 04/15/24	220	217
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (e)	2,261	2,106
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	364	314
Hunt Oil USA, Inc.
6.38%, 06/01/28 (e)	1,573	1,481
Kinder Morgan, Inc.
4.30%, 06/01/25	830	818
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	200	171
ONGC Videsh Limited
4.63%, 07/15/24 (e)	200	198
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (e)	600	570
Petrobras Global Finance B.V.
7.38%, 01/17/27	100	103
Phillips 66
3.85%, 04/09/25	725	710
1.30%, 02/15/26	85	77
Pioneer Natural Resources Company
0.55%, 05/15/23	795	790
Qatarenergy
1.38%, 09/12/26 (e)	500	452
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	780	785
TransCanada PipeLines Limited
6.20%, 03/09/26	1,170	1,178
		16,353
Health Care 0.9%
AbbVie Inc.
2.60%, 11/21/24	915	883
Amgen Inc.
5.51%, 03/02/26	810	814
Cardinal Health, Inc.
3.08%, 06/15/24	2,335	2,282
CVS Health Corporation
5.00%, 02/20/26	820	828
Elevance Health, Inc.
3.50%, 08/15/24	2,515	2,464
Eli Lilly and Company
5.00%, 02/27/26	1,010	1,019
HCA Inc.
5.00%, 03/15/24	1,595	1,585
McKesson Corporation
5.25%, 02/15/26	820	823
Royalty Pharma PLC
0.75%, 09/02/23	1,600	1,571
1.20%, 09/02/25	85	77
1.75%, 09/02/27	5	4
UnitedHealth Group Incorporated
0.55%, 05/15/24	400	381
3.70%, 05/15/27	630	616
Viatris Inc.
1.65%, 06/22/25	960	882
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,710	1,617
		15,846
Consumer Discretionary 0.8%
Amazon.com, Inc.
4.60%, 12/01/25	1,640	1,654
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,100	1,042
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,590	1,611
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,625	1,626
Hyatt Hotels Corporation
1.30%, 10/01/23 (i)	1,390	1,359
Hyundai Capital America
1.00%, 09/17/24 (c)	1,755	1,645
Lowe`s Companies, Inc.
4.40%, 09/08/25	560	556
Marriott International, Inc.
3.60%, 04/15/24	1,700	1,668
McDonald's Corporation
1.45%, 09/01/25	1,730	1,612
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,135	1,102
Warnermedia Holdings, Inc.
3.79%, 03/15/25 (c)	1,700	1,649
		15,524
Materials 0.8%
Avery Dennison Corporation
0.85%, 08/15/24	620	587
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (e)	1,600	1,591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CSN Resources S.A.
7.63%, 04/17/26 (e)	200	200
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	600	583
Freeport-McMoRan Inc.
4.13%, 03/01/28	1,100	1,035
Glencore Funding LLC
4.13%, 03/12/24 (c)	470	465
4.00%, 04/16/25 (c)	1,165	1,137
1.63%, 09/01/25 (c)	60	55
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (e)	200	199
LG Chem, Ltd.
3.25%, 10/15/24 (e)	1,300	1,264
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	600	596
MOS Holdings Inc.
4.25%, 11/15/23	1,243	1,238
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	600	536
Periama Holdings, LLC
5.95%, 04/19/26 (e)	200	190
PT Freeport Indonesia
4.76%, 04/14/27 (e)	800	784
4.76%, 04/14/27 (c)	600	588
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (e)	800	790
Sasol Financing USA LLC
4.38%, 09/18/26	800	725
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (e)	1,000	994
UPL Corporation Limited
4.50%, 03/08/28 (e)	600	530
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	468
		14,555
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (e)	800	738
4.00%, 07/30/27 (e)	500	393
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (e) (h)	137	92
Canadian Pacific Railway Limited
1.35%, 12/02/24	1,705	1,607
MV24 Capital B.V.
6.75%, 06/01/34 (e)	343	315
Northrop Grumman Corporation
2.93%, 01/15/25	1,363	1,321
Parker-Hannifin Corporation
3.65%, 06/15/24	700	688
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	1,720	1,646
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (e)	600	566
Raytheon Technologies Corporation
5.00%, 02/27/26	835	848
Republic Services, Inc.
2.50%, 08/15/24	1,695	1,643
The Boeing Company
4.51%, 05/01/23 (i)	675	675
4.88%, 05/01/25 (i)	125	125
Triton Container International Limited
0.80%, 08/01/23 (c)	1,785	1,757
Union Pacific Corporation
4.75%, 02/21/26	575	582
		12,996
Consumer Staples 0.6%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (e)	732	545
B. A. T. Capital Corporation
2.79%, 09/06/24	740	714
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,015	924
Campbell Soup Company
3.95%, 03/15/25	1,675	1,648
Camposol SA
6.00%, 02/03/27 (e)	350	189
Cencosud S.A.
5.15%, 02/12/25 (e)	400	399
Constellation Brands, Inc.
3.60%, 05/09/24	805	795
Dollar General Corporation
4.15%, 11/01/25	810	794
Dollar Tree, Inc.
4.00%, 05/15/25	1,480	1,452
General Mills, Inc.
4.00%, 04/17/25	775	764
5.24%, 11/18/25	670	672
JDE Peet's N.V.
0.80%, 09/24/24 (c)	670	624
Keurig Dr Pepper Inc.
0.75%, 03/15/24	1,660	1,590
		11,110
Communication Services 0.5%
AT&T Inc.
5.54%, 02/20/26	980	983
Axiata SPV2 Berhad
4.36%, 03/24/26 (e)	1,035	1,022
Digicel Group Holdings Limited
7.00%, (100, 06/01/23) (c) (f) (g) (j)	56	6
8.00%, 04/01/25 (b) (c) (j)	165	63
KT Corp
1.00%, 09/01/25 (e)	500	455
Millicom International Cellular SA
6.63%, 10/15/26 (e)	450	430
5.13%, 01/15/28 (e)	675	599
Omnicom Group Inc.
3.65%, 11/01/24	1,215	1,189
Sable International Finance Limited
5.75%, 09/07/27 (e)	2,073	1,936
Verizon Communications Inc.
5.96%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a) (b)	1,580	1,579
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	1,450	895
VTR Finance N.V.
6.38%, 07/15/28 (e)	200	81
		9,238
Information Technology 0.4%
Arrow Electronics, Inc.
6.13%, 03/01/26	790	791
Broadcom Corporation
3.88%, 01/15/27	30	29
Broadcom Inc.
3.15%, 11/15/25	835	800
Dell International L.L.C.
4.00%, 07/15/24 (i)	765	754
5.85%, 07/15/25 (i)	75	76
Intel Corporation
4.88%, 02/10/26	725	734
Microchip Technology Incorporated
0.97%, 02/15/24	1,780	1,709
NVIDIA Corporation
0.58%, 06/14/24	1,670	1,595
Oracle Corporation
5.80%, 11/10/25	780	799
Workday, Inc.
3.50%, 04/01/27	830	793
		8,080
Real Estate 0.2%
Equinix, Inc.
1.25%, 07/15/25	1,740	1,597
Simon Property Group, L.P.
2.00%, 09/13/24	1,315	1,256

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Welltower Inc.
3.63%, 03/15/24	1,665	1,633
		4,486
Total Corporate Bonds And Notes (cost $232,515)		222,099
SENIOR FLOATING RATE INSTRUMENTS 6.6%
Industrials 1.4%
Ali Group North America Corporation
2021 Term Loan B, 6.73%, (SOFR + 2.00%), 10/13/28 (a)	1,224	1,205
Alliance Laundry Systems LLC
Term Loan B, 8.31%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	97	96
American Airlines, Inc.
2017 1st Lien Term Loan, 8.26%, (3 Month Term SOFR + 3.50%), 01/29/27 (a)	87	85
APi Group DE, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	390	390
Clean Harbors Inc.
2021 Incremental Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 09/21/28 (a)	1,111	1,115
Elanco Animal Health Incorporated
Term Loan B, 6.41%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	2,099	2,050
First Advantage Holdings, LLC
2021 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	190	189
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	4,944	4,908
Focus Financial Partners, LLC
2021 Term Loan B4, 7.31%, (SOFR + 2.50%), 12/31/24 (a) (j)	1,319	1,297
Generac Power Systems, Inc.
2019 Term Loan B, 6.52%, (1 Month Term SOFR + 1.75%), 12/11/26 (a)	109	108
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.00%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	3,047	3,037
IQVIA Inc.
2018 USD Term Loan B3, 6.48%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	4,361	4,354
Lions Gate Capital Holdings LLC
2018 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	107	105
PRA Health Sciences, Inc.
US Term Loan, 7.00%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	807	805
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.56%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	166	172
SMG US Midco 2, Inc.
2020 Term Loan, 7.33%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	387	383
Standard Industries Inc.
2021 Term Loan B, 7.12%, (1 Month USD LIBOR + 2.25%), 08/05/28 (a)	2,137	2,124
Trans Union, LLC
2019 Term Loan B5, 6.38%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	2,886	2,862
2021 Term Loan B6, 6.88%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	1,368	1,355
Victory Capital Holdings, Inc.
2021 Term Loan B, 6.95%, (3 Month Term SOFR + 2.25%), 07/01/26 (a)	126	125
		26,765
Communication Services 1.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	467	464
Cable One, Inc.
2021 Term Loan B4, 6.63%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,619	1,575
Charter Communications Operating, LLC
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	4,909	4,857
Connect Finco Sarl
2021 Term Loan B, 8.14%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	122	121
Diamond Sports Group, LLC
2022 2nd Lien Term Loan , 8.03%, (3 Month Term SOFR + 3.25%), 08/24/26 (a) (j)	111	6
E.W. Scripps Company (The)
2019 Term Loan B2, 7.20%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	485	472
GRAY TELEVISION, INC. - TL
Term Loan, 7.16%, (SOFR + 2.50%), 01/02/26 (a)	651	638
iHeartCommunications, Inc.
2020 Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	165
Level 3 Financing Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	2,021	1,700
NASCAR Holdings, Inc
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	90	90
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	4,633	4,623
Virgin Media Bristol LLC
USD Term Loan N, 7.18%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	683
WMG Acquisition Corp.
2021 Term Loan G, 6.76%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	4,427	4,371
Ziggo Financing Partnership
USD Term Loan I, 7.18%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		19,824
Information Technology 1.0%
Conservice Midco, LLC
2020 Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	190	186
Cyxtera DC Holdings, Inc.
Term Loan B, 7.82%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	309	250
Energizer Holdings, Inc.
2020 Term Loan, 7.12%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	2,627	2,600
Finastra USA, Inc.
USD 2nd Lien Term Loan , 12.08%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	68
Go Daddy Operating Company, LLC
2021 Term Loan B4, 6.63%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	272	271
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 10/21/29 (a)	4,787	4,778
Hyland Software, Inc.
2021 2nd Lien Term Loan, 10.88%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	117
Iron Mountain, Inc.
2018 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,867	4,826
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 7.63%, (SOFR + 3.00%), 10/15/27 (a) (j)	72	71
NCR Corporation
2019 Term Loan, 7.33%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	125	123
NortonLifeLock Inc.
2022 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 01/28/29 (a)	4,112	4,066
PointClickCare Technologies, Inc.
Term Loan B, 7.75%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	122	120
SS&C Technologies Inc.
2018 Term Loan B5, 6.38%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,114	1,111
		18,587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	4,975	4,922
Aramark Services, Inc.
2018 Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	438
2019 Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	170
Asplundh Tree Expert, LLC
2021 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	4,880	4,849
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.64%, (SOFR + 1.75%), 10/25/23 (a)	400	400
KFC Holding Co.
2021 Term Loan B, 6.51%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,312	1,303
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	582
PAI Holdco, Inc.
2020 Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	132	124
PCI Gaming Authority
Term Loan, 7.13%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	133	133
Pilot Travel Centers LLC
2021 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	4,395	4,377
		17,298
Health Care 0.8%
Avantor Funding, Inc.
2021 Term Loan B5, 6.88%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	2,572	2,567
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 6.81%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,298	1,285
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,347
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.56%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	4,957	4,944
ICU Medical, Inc.
Term Loan B, 7.22%, (SOFR + 2.50%), 12/16/28 (a)	66	65
Term Loan B, 7.23%, (3 Month Term SOFR + 2.50%), 12/16/28 (a)	490	483
Select Medical Corporation
2017 Term Loan B, 7.14%, (1 Month USD LIBOR + 2.50%), 02/13/24 (a)	507	505
Sound Inpatient Physicians
2018 1st Lien Term Loan, 7.83%, (3 Month USD LIBOR + 3.00%), 06/19/25 (a)	503	392
		14,588
Materials 0.7%
Axalta Coating Systems Dutch Holding B B.V
2022 USD Term Loan B4, 7.51%, (SOFR + 3.00%), 11/30/29 (a)	1,784	1,785
Berry Global, Inc.
2021 Term Loan Z, 6.51%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,858	1,850
Cyanco Intermediate Corporation
2018 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	111	108
Element Solutions Inc.
2019 Term Loan B1, 6.62%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,357	3,349
Graham Packaging Company Inc.
2021 Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	259	256
Phoenix Services International, LLC
2022 DIP New Money Term Loan, 16.81%, (SOFR + 2.00%), 05/29/23 (a) (j)	13	12
2022 DIP PIK Roll Up Term Loan, 16.81%, (SOFR + 12.00%), 05/29/23 (a) (j)	30	28
Term Loan, 10.75%, (Prime + 2.75%), 01/29/25 (a)	98	9
Reynolds Consumer Products LLC
Term Loan, 6.47%, (SOFR + 1.75%), 01/30/27 (a)	4,854	4,812
Univar Inc.
2019 USD Term Loan B5, 6.63%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	82	82
Univar Solutions USA Inc.
Term Loan B6, 6.38%, (1 Month USD LIBOR + 1.75%), 05/26/28 (a)	855	854
		13,145
Utilities 0.4%
Calpine Corporation
Term Loan B9, 6.64%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	827	821
2019 Term Loan B10, 6.63%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	38
2020 Term Loan B5, 7.14%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,378	1,371
ExGen Renewables IV, LLC
2020 Term Loan, 7.46%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	171	170
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	3,879	3,854
1st Lien Term Loan B3, 6.46%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	968	962
		7,216
Financials 0.2%
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 6.73%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,187
Walker & Dunlop, Inc.
2021 Term Loan, 6.97%, (SOFR + 2.25%), 10/14/28 (a)	642	627
		3,814
Consumer Staples 0.1%
Froneri International Ltd.
2020 USD Term Loan, 6.88%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	476	469
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 8.48%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	107	106
United Natural Foods, Inc.
Term Loan B, 7.98%, (SOFR + 3.25%), 10/10/25 (a)	39	39
US Foods, Inc.
2019 Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	549	546
		1,160
Real Estate 0.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (k) (l) (m)	30	—
Total Senior Floating Rate Instruments (cost $123,690)		122,397
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (k) (n)	15	166
Total Common Stocks (cost $164)		166
SHORT TERM INVESTMENTS 11.4%
U.S. Treasury Bill 8.9%
Treasury, United States Department of
4.77%, 07/25/23	53,900	53,099
4.96%, 10/05/23	55,000	53,672
4.45%, 01/25/24	21,730	20,930
4.70%, 02/22/24	39,270	37,685
		165,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Investment Companies 2.5%
JNL Government Money Market Fund, 4.48% (o) (p)	46,535	46,535
Total Short Term Investments (cost $211,935)		211,921
Total Investments 96.7% (cost $1,893,467)		1,800,422
Other Derivative Instruments 2.2%		40,645
Other Assets and Liabilities, Net 1.1%		20,044
Total Net Assets 100.0%		1,861,111

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $69,703 and 3.7% of the Fund.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Non-income producing security.

(l) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	606	545	—
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	815	738	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	459	393	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,131	1,059	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,119	1,022	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	938	864	0.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	367	353	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,154	1,040	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	173	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/16/21	205	198	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,294	1,181	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	689	645	—
Banco Mercantil Del Norte S.A, 5.88% (callable at 100, 01/24/27)	09/15/22	428	423	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	693	676	—
Banco Santander-Chile, 2.70%, 01/10/25	11/16/21	507	478	—
Bank Leumi le-Israel B.M., 3.28%, 01/29/31	08/24/22	1,259	1,218	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 1.88%, 09/18/25	06/01/22	377	365	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	876	857	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	96	92	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,604	1,591	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	358	189	—
Cencosud S.A., 5.15%, 02/12/25	08/12/22	404	399	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,018	960	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	501	501	—
CSN Resources S.A., 7.63%, 04/17/26	08/15/22	201	200	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	202	199	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	07/28/21	2,600	2,345	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	457	405	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	914	855	0.1
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	641	583	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,456	1,296	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	2,283	2,106	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,310	1,177	0.1
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	202	199	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	841	756	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	315	314	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/22/22	1,537	1,481	0.1
Inkia Energy Limited, 5.88%, 11/09/27	12/20/21	959	890	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	141	124	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	06/10/21	1,715	1,558	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	05/26/22	590	577	—
KT Corp, 1.00%, 09/01/25	01/27/21	502	455	—
LG Chem, Ltd., 3.25%, 10/15/24	06/17/20	1,337	1,264	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	603	596	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,434	1,411	0.1
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	452	430	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	689	599	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	2,218	1,936	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	220	212	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	301	315	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	178	171	—
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/23	198	198	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	570	570	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/06/21	1,016	914	0.1
Orbia Advance Corporation, S.A.B. de C.V., 1.88%, 05/11/26	05/26/22	554	536	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,703	1,552	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	08/09/22	190	190	—
Perusahaan Listrik Negara, PT, 4.13%, 05/15/27	03/22/23	478	481	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	02/02/21	621	566	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	774	784	0.1
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	05/10/22	798	790	0.1
Qatarenergy, 1.38%, 09/12/26	11/18/21	495	452	—
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	2,100	1,936	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	996	994	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,782	2,487	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,369	1,229	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,993	1,786	0.1
UPL Corporation Limited, 4.50%, 03/08/28	07/21/22	505	530	—
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	499	468	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,489	895	0.1
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	187	81	—
		60,712	55,853	3.0

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/11/23	80,000	—	(2,622)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	09/08/23	75,000	—	493
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/14/23	80,000	—	696
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/10/23	75,000	—	949
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/14/23	4,000	—	51
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/14/23	2,000	—	(66)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/14/23	55,000	—	713
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	04/14/23	4,000	—	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	06/23/23	90,000	—	4,990
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	05/12/23	75,000	—	7,912
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	05/04/23	60,000	—	8,291
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	08/03/23	80,000	—	(3,194)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	06/08/23	70,000	—	(1,118)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	04/20/23	85,000	—	5,648
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	06/15/23	75,000	—	2,275
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	09/14/23	95,000	—	4,521
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	04/06/23	80,000	—	3,290
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	07/27/23	80,000	—	(215)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	08/31/23	84,000	—	(4,031)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/27/23	79,000	—	2,142
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	05/26/23	75,000	—	(1,044)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/19/23	70,000	—	4,943
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/20/23	90,000	—	819
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	05/19/23	55,000	—	1,021
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	04/26/23	55,000	—	5,105
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	06/30/23	75,000	—	2,272
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	08/25/23	75,000	—	(3,222)
					—	40,645

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	833,794	—	833,794
Government And Agency Obligations	—	410,045	—	410,045
Corporate Bonds And Notes	—	222,099	—	222,099
Senior Floating Rate Instruments	—	122,397	—	122,397
Common Stocks	—	—	166	166
Short Term Investments	46,535	165,386	—	211,921
	46,535	1,753,721	166	1,800,422
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	56,157	—	56,157
	—	56,157	—	56,157
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(15,512)	—	(15,512)
	—	(15,512)	—	(15,512)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 61.9%
Mortgage-Backed Securities 29.2%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	74,702	68,634
4.00%, 09/01/43 - 01/01/53	36,791	35,279
3.50%, 02/01/46 - 05/01/52	30,523	28,580
2.50%, 09/01/50 - 12/01/50	20,904	18,065
4.50%, 07/01/52 - 08/01/52	22,616	22,155
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	14,710	14,438
2.48%, 11/01/29	16,800	15,066
1.90%, 05/01/30	25,000	21,659
1.88%, 02/01/32	10,000	8,158
2.63%, 04/01/32	62,149	54,287
1.83%, 11/01/33	6,300	4,963
3.00%, 03/01/35 - 04/01/51	53,004	48,278
1.50%, 05/01/36	15,639	13,822
2.00%, 05/01/36 - 02/01/51	71,516	61,274
3.50%, 09/01/43 - 04/01/52	61,233	57,360
2.20%, 09/01/46	16,794	12,625
4.00%, 08/01/47 - 10/01/49	27,836	27,043
2.50%, 09/01/50 - 03/01/51	71,784	62,292
Government National Mortgage Association
3.50%, 10/20/45	1,356	1,272
2.50%, 08/20/51	35,886	31,446
		606,696
U.S. Treasury Bond 15.1%
Treasury, United States Department of
3.00%, 08/15/52	267,500	234,982
3.63%, 02/15/53	80,000	79,437
		314,419
Collateralized Mortgage Obligations 14.9%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	1,820	1,782
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,694
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,313
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,832
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	4,859
Interest Only, Series SP-3770, REMIC, 1.82%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	409	9
Interest Only, Series SM-3780, REMIC, 1.82%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	5,753	630
Series KA-4366, REMIC, 3.00%, 03/15/41	562	556
Series SL-4061, REMIC, 0.00%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	36	26
Series KM-4141, REMIC, 1.75%, 12/15/42	8,763	7,677
Series CS-4156, REMIC, 0.00%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	3,279	2,398
Series UZ-4508, REMIC, 3.00%, 07/15/43	519	432
Series ZX-4404, REMIC, 4.00%, 04/15/44	58,324	57,354
Series AB-4533, REMIC, 3.00%, 06/15/44	2,871	2,735
Series CA-4573, REMIC, 3.00%, 11/15/44	9,896	9,423
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,076	2,005
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,704	12,303
Series DZ-4894, REMIC, 3.50%, 06/15/49	5,774	5,555
Interest Only, Series MS-4291, REMIC, 1.22%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	2,152	238
Federal National Mortgage Association, Inc.
Interest Only, Series C60-426, 3.50%, 02/25/52	20,828	3,753
Interest Only, Series 2010-CS-134, REMIC, 1.83%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	152	1
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	191	175
Interest Only, Series 2005-S-2, REMIC, 1.75%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	2,882	230
Interest Only, Series 2011-PS-84, REMIC, 1.75%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	198	—
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	273	267
Interest Only, Series 2011-ES-93, REMIC, 1.65%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	985	116
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,534	1,445
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,664	3,297
Interest Only, Series 2018-ST-25, REMIC, 1.20%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	7,227	612
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	823	802
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	780	760
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,522	10,679
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	1,911	1,851
Series 2016-A-9, REMIC, 3.00%, 09/25/43	52	52
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,217	13,890
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	1,284	1,246
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,871	11,592
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	11,334	10,629
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	10,843	10,407
Series 2021-ZV-95, REMIC, 2.50%, 01/25/52	10,015	6,528
Series 2022-DZ-18, REMIC, 3.50%, 04/25/52	10,356	8,441
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	7,912	6,556
Ginnie Mae REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	14,771	2,049
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	28,428	4,346
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 1.34%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	616	2
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,131	1,096
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	13,192	295
Series 2022-BZ-174, REMIC, 3.50%, 08/20/50	20,220	18,333
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	42,448	5,531
Interest Only, Series 2020-SB-185, REMIC, 1.54%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	42,872	6,114
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	53,037	6,975
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	31,885	3,896
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	28,725	3,907
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	17,225	2,497
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	19,208	292
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	58,988	2,178
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	41,098	6,134
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,165	11,480
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,001	6,492
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	32,029	4,278
		310,045
Commercial Mortgage-Backed Securities 2.7%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (a)	20,072	18,487
Interest Only, Series 2020-X1-M15, REMIC, 1.47%, 09/25/31 (a)	39,516	2,201
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	77,907	4,761
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	38,608	2,088
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	63,391	5,023
Interest Only, REMIC, 0.82%, 02/16/63 (a)	55,795	3,584

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	67,656	3,687
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	11,262	715
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	18,537	1,331
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	80,642	5,933
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	42,054	2,748
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	80,055	3,573
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	29,439	1,697
		55,828
Total Government And Agency Obligations (cost $1,389,753)		1,286,988
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 36.3%
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.10%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (b)	3,588	2,488
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	239	237
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,483
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (b)	2,467	2,055
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (b)	841	835
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,401
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,264
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,490	902
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,841	1,571
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,192	1,106
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	3,510	3,001
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	11,067	5,536
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.55%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (a)	3,237	341
Series 2007-1A6-5CB, REMIC, 5.45%, (1 Month USD LIBOR + 0.60%), 04/25/37 (a)	3,237	1,416
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	2,989
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1A-10A, 5.99%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	1,977
Apidos CLO XII
Series 2013-CR-12A, 6.59%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	936
Apidos CLO XXXIX
Series 2022-A1-39A, 5.95%, (3 Month Term SOFR + 1.30%), 04/23/35 (a)	2,000	1,974
Aqua Finance Trust 2017-A
Series 2017-A-A, 3.72%, 10/15/24	587	580
Atrium Hotel Portfolio Trust 2017-Atrm
Series 2017-E-ATRM, REMIC, 7.99%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	2,378	2,057
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,920	2,655
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	254
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.07%, (1 Month USD LIBOR + 3.23%), 03/16/37 (a) (b)	6,125	3,426
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.30%, 07/17/54 (a)	22,715	1,612
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.38%, 09/17/54 (a)	43,043	3,318
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.95%, 11/18/54 (a)	12,447	686
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.62%, 02/18/54 (a)	35,670	3,128
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 5.68%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (b)	1,599	1,552
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	266	259
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.43%, 05/16/53 (a)	89,959	1,565
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.77%, 09/17/53 (a)	36,275	2,766
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.27%, 07/17/54 (a)	20,248	1,401
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,805
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 6.56%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,947
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,084
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	7,673	7,255
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.68%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	3,062	2,855
Series 2021-F-VOLT, REMIC, 7.08%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	3,062	2,817
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 6.53%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,132	3,843
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	4,941	3,883
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 11/15/23 (a)	1,084	1,016
CAL Funding IV Ltd
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,363	2,076
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 5.95%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	2,000	1,949
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (b)	3,240	3,071
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.23%, 11/15/27 (a)	243	199
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.61%, 05/10/58 (a)	71,838	2,606
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,474	2,794
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,092	1,145
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,139	1,005
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.12%, 05/10/47 (a)	20,188	166

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.21%, 02/12/49 (a)	19,324	525
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (a)	14,762	490
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.50%, 07/25/47 (a)	1,483	1,275
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,364	1,234
CLNC 2019-FL1, Ltd.
Series 2019-A-FL1, 5.92%, (SOFR 30-Day Average + 1.36%), 09/19/25 (a)	949	932
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,137	975
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	891	834
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.13%, 10/15/46 (a)	26,942	144
COMM 2014-CCRE17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 0.95%, 05/10/47 (a)	26,515	171
COMM 2014-CCRE19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.70%, 08/12/24 (a)	1,163	1,049
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.90%, 10/13/48 (a)	25,113	432
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.98%, 02/12/48 (a)	19,394	248
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.66%, 02/12/26 (a)	1,340	1,199
Interest Only, Series 2016-XA-DC2, REMIC, 0.93%, 02/12/49 (a)	14,545	305
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.69%, (1 Month USD LIBOR + 1.10%), 09/15/33 (a)	3,070	2,678
Commonbond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	78
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,509	3,158
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,004	1,358
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	999
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.81%, 04/15/50 (a)	17,369	179
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	1,911	1,714
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.55%, 06/17/52 (a)	8,904	614
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	6,195
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	850
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	3,482	2,759
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	470	444
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (a)	6,677	6,342
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 5.23%, 09/25/58 (a)	17,491	14,415
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.00%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	1,978
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,804
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.37%, 05/12/49 (a)	20,551	640
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	10,755	8,982
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 5.51%, (1 Month USD LIBOR + 0.66%), 02/25/36 (a) (b)	8,233	7,763
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	361
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	594
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.19%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	966
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 5.91%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,455
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 07/25/23 (a) (b)	5,403	2,975
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,607	1,207
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,665
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (b)	10,500	9,035
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	9,714
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.93%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (b)	3,500	3,407
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 5.99%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	4,500	4,385
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,446	1,302
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,811	2,463
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,267
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 7.42%, (1 Month USD LIBOR + 2.73%), 12/15/36 (a) (b)	3,908	3,762
Series 2019-F-WOLF, REMIC, 7.82%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (b)	3,908	3,666
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 5.58%, (1 Month USD LIBOR + 0.90%), 07/15/31 (a)	436	398
Series 2018-D-TWR, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 07/15/31 (a)	1,000	606
Series 2018-E-TWR, REMIC, 6.78%, (1 Month USD LIBOR + 2.10%), 07/15/31 (a)	1,000	576
Series 2018-F-TWR, REMIC, 7.48%, (1 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	547
Series 2018-G-TWR, REMIC, 8.61%, (1 Month USD LIBOR + 3.92%), 07/15/31 (a)	1,000	507
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	3,962	1,592
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.70%, 09/12/47 (a)	37,310	279
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	708
Interest Only, Series 2015-XA-GC34, REMIC, 1.20%, 10/13/48 (a)	21,030	512

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/13/48 (a)	32,267	536
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.20%, 10/13/49 (a)	23,485	745
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,007
Interest Only, Series 2017-C-2, REMIC, 1.08%, 08/12/50 (a)	32,465	1,175
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.35%, 03/10/28 (a)	2,000	1,667
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 0.95%, 02/12/52 (a)	43,240	1,832
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.67%, 02/14/53 (a)	48,621	1,543
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 3.57%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	1,771
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 5.99%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	2,500	2,443
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 8.61%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	509	280
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.01%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	2,940
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 5.93%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,970
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,995	1,903
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,265	1,787
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,036	779
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,193	895
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (b)	2,917	2,869
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 7.83%, (1 Month USD LIBOR + 3.15%), 11/17/36 (a)	2,657	2,425
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 04/25/37 (a) (b)	2,041	1,325
Series 2007-A4-NC1, REMIC, 5.13%, (1 Month USD LIBOR + 0.28%), 04/25/37 (a) (b)	9,605	6,322
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 3.55%, 09/25/36 (a)	960	842
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	7,088	4,167
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 5.45%, (1 Month USD LIBOR + 0.60%), 03/25/36 (a) (b)	4,341	2,252
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.76%, 01/07/31 (a)	1,187	1,185
Series 2022-A-NLP, REMIC, 5.42%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	3,484	3,208
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.36%, 07/07/23 (a)	2,666	2,104
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	1,767
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.07%, (1 Month USD LIBOR + 0.22%), 01/25/34 (a) (b)	4,742	4,100
Series 2006-A4-HE3, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 07/25/36 (a) (b)	1,772	1,549
Series 2006-A5-HE3, REMIC, 5.33%, (1 Month USD LIBOR + 0.48%), 11/25/36 (a) (b)	4,584	4,030
Jamestown CLO Ltd
Series 2018-A1-6RA, 5.97%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	2,853	2,819
Series 2018-A2A-6RA, 6.60%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	973
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 5.06%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (b)	21,581	11,323
JP Morgan Resecuritization Trust Series 2009-10
Series 2009-4A2-10, REMIC, 1.57%, 03/26/37 (a)	1,151	1,140
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,349
Series 2014-C-C21, REMIC, 4.64%, 07/17/24 (a)	2,000	1,711
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.66%, 10/20/25 (a)	2,065	1,474
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.62%, 11/18/25 (a)	2,224	1,965
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,324
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.49%, 06/17/49 (a)	18,029	602
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,740
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	3,498
Interest Only, Series 2020-XA-COR7, REMIC, 1.65%, 05/15/53 (a)	38,842	2,641
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	12,274	10,246
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,333
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-AS-CRE2, 6.18%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	2,698	2,692
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.79%, 03/11/50 (a)	32,444	616
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 7.77%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,386
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,201	1,521
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 4.11%, 11/25/35 (a)	11,674	6,685
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	907
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	6,289	6,144
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 9.93%, (1 Month USD LIBOR + 5.25%), 11/15/23 (a)	4,409	4,013
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.91%, 10/25/47 (a)	10,354	3,454
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 5.18%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (b)	29,630	10,373

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (b)	17,052	4,421
MidOcean Credit CLO
Series 2018-A1-9A, 5.96%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,462
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.48%, 09/17/24 (a)	1,500	1,280
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,781
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.15%, 01/15/49 (a)	18,184	446
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.35%, 09/17/49 (a)	16,715	570
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.27%, 10/19/26 (a)	2,960	2,343
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,329
Interest Only, Series 2019-XA-L3, REMIC, 0.64%, 11/18/52 (a)	70,612	2,317
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	18,250	6,536
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	437
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,018	509
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,840	1,574
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.00%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	1,500	1,466
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	865
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,480
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.94%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,960
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-A-FL1, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 06/15/35 (a)	926	861
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	3,913
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,386
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 6.28%, (1 Month USD LIBOR + 1.60%), 02/15/36 (a)	722	698
Series 2019-B-FL2, 6.58%, (1 Month USD LIBOR + 1.90%), 02/15/36 (a)	3,371	3,181
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.36%, 02/25/36 (a)	409	291
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.23%, 07/26/41 (a)	6,378	5,310
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	6,772
Ocean Trails CLO X
Series 2020-AR-10A, 6.01%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	1,000	971
OFSI BSL IX, Ltd.
Series 2018-A-1A, 5.94%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,964
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.12%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,454
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 7.55%, (1 Month USD LIBOR + 2.70%), 10/29/24 (a) (b)	652	647
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 7.56%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (b)	2,438	2,403
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 7.85%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (c)	2,000	1,914
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.89%, 09/25/47 (a)	5,647	5,144
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (b)	11,153	10,299
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	298	282
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	3,590	3,266
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,675	8,930
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,385
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	13,578
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,314
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (b)	9,699	9,043
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	3,472	3,232
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (b)	3,264	3,042
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	1,077	1,021
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,543	1,212
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,653	1,321
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,445	2,762
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.16%, 08/25/35 (a)	3,294	2,772
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.30%, (1 Month USD LIBOR + 0.45%), 12/25/36 (a)	2,567	764
Interest Only, Series 2007-1A6-B, REMIC, 1.20%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	2,567	285
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,603	2,337
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	4,266	2,862
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,963	3,764
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,640	1,311
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 5.30%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	5,183	2,184
Series 2007-1A2-A3, REMIC, 9.24%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	676	755
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,901	707

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,496	8,613
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	189	157
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,065	836
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	524	419
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	766	599
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,684	3,666
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 6.02%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,952
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	7,231	5,976
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 5.94%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,967
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	6,903	5,359
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 5.58%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,097	2,048
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,191
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,033
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	2,779	2,771
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,334
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,623	3,187
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.94%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,944
Sound Point CLO XXIII
Series 2019-AR-2A, 5.96%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	2,000	1,927
Sound Pt CLO XXI Ltd
Series 2018-A1A-21, 6.00%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,250	3,185
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 3.79%, 04/25/37 (a)	376	177
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (a)	5,537	4,370
Steele Creek CLO 2016-1 LTD
Series 2016-AR-1A, 5.99%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,000	1,964
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 6.59%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	1,000	954
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 4.95%, 11/25/35 (a)	3,434	2,833
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.01%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (b)	5,225	3,180
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 5.16%, (1 Month USD LIBOR + 0.31%), 07/25/36 (a) (b)	20,500	6,283
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 09/25/36 (a) (b)	5,113	3,270
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,423	3,273
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,585	3,256
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	7,098	5,422
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,938	4,290
Series 2021-A23-1A, 2.54%, 08/25/31	3,950	3,118
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,191	3,091
TRTX 2019-FL3 Issuer, Ltd.
Series 2019-AS-FL3, 6.31%, (1 Month Term SOFR + 1.56%), 03/15/24 (a)	1,242	1,220
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.91%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a) (b)	3,000	2,893
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.52%, 06/17/50 (a)	15,126	730
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	504	493
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	4,922
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,490
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	3,047	2,799
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	1,979	1,869
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.06%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,162
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,090
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (b)	858	767
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	6,449	5,933
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	2,354	2,244
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (b)	5,431	5,116
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	1,747	1,547
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 5.23%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (b)	14,208	5,037
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.21%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	56	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,038	796
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,854	1,422
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (a) (b)	17,688	5,245
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	994	963
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	1,216	1,199
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 5.94%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,191
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (a)	1,577	1,424
Series 2016-C-C34, REMIC, 5.06%, 04/17/26 (a)	1,937	1,677
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (a)	2,000	1,732
Interest Only, Series 2016-XA-C33, REMIC, 1.57%, 03/17/59 (a)	10,518	373
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,181	1,014
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,115	921

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	411	345
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.60%, 11/18/25 (a)	1,850	1,622
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,179
Interest Only, Series 2015-XA-LC20, REMIC, 1.29%, 04/15/50 (a)	19,721	316
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (a)	2,031	1,706
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.93%, 12/17/48 (a)	17,504	346
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.10%, 09/16/50 (a)	68,068	2,283
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.38%, 01/16/60 (a)	16,046	692
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (a)	37,098	1,527
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.30%, 02/18/53 (a)	58,347	3,656
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.40%, 06/17/53 (a)	58,220	3,732
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.82%, 07/17/53 (a)	31,433	3,098
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	697	629
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 0.96%, 03/15/47 (a)	12,608	66
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.79%, 11/18/47 (a)	22,933	219
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,452	1,176
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 5.84%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,437
Total Non-U.S. Government Agency Asset-Backed Securities (cost $904,814)		755,422
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund, 4.48% (d) (e)	29,695	29,695
Total Short Term Investments (cost $29,695)		29,695
Total Investments 99.6% (cost $2,324,262)		2,072,105
Other Assets and Liabilities, Net 0.4%		7,892
Total Net Assets 100.0%		2,079,997

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $31,665 and 1.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,286,988	—	1,286,988
Non-U.S. Government Agency Asset-Backed Securities	—	755,422	—	755,422
Short Term Investments	29,695	—	—	29,695
	29,695	2,042,410	—	2,072,105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.2%
U.S. Treasury Note 21.0%
Treasury, United States Department of
4.38%, 10/31/24	900	901
3.88%, 01/15/26 - 12/31/29	45,840	46,656
4.00%, 02/15/26 - 02/28/30	47,405	48,436
4.63%, 03/15/26	1,520	1,555
4.13%, 10/31/27 - 11/15/32	27,600	28,216
1.25%, 05/31/28 - 09/30/28	33,868	29,996
1.13%, 08/31/28	7,790	6,839
2.38%, 03/31/29	23,000	21,469
3.13%, 08/31/29	9,040	8,801
3.50%, 01/31/30 - 02/15/33	92,000	92,087
2.75%, 08/15/32	12,578	11,835
		296,791
Mortgage-Backed Securities 17.4%
Federal Home Loan Mortgage Corporation
2.50%, 01/01/28 - 04/01/52	9,891	8,627
3.00%, 12/01/32 - 10/01/51	11,330	10,355
3.00%, 05/01/35 (a)	1,250	1,189
1.50%, 07/01/35 - 04/01/51	12,121	9,930
2.00%, 07/01/35 - 04/01/52	15,218	12,946
4.00%, 05/01/38 - 05/01/48	3,723	3,632
3.50%, 08/01/47 - 03/01/52	2,561	2,413
2.50%, 11/01/50 (b)	2,645	2,306
3.50%, 03/01/52 (b)	1,599	1,495
4.50%, 07/01/52	353	345
5.00%, 10/01/52 - 12/01/52	3,002	3,038
5.50%, 10/01/52 - 12/01/52	1,248	1,262
6.50%, 01/01/53	295	306
TBA, 5.50%, 05/15/53 (a)	5,275	5,327
Federal National Mortgage Association, Inc.
2.50%, 01/01/28 - 02/01/52	21,625	19,060
2.00%, 02/01/28 - 03/01/52	19,588	16,605
1.50%, 01/01/36 - 01/01/37	902	794
3.50%, 05/01/36 - 03/01/52	8,391	8,001
TBA, 1.50%, 04/15/38 - 05/15/53 (a)	3,500	3,041
TBA, 2.00%, 04/15/38 - 05/15/53 (a)	24,850	20,765
TBA, 2.50%, 04/15/38 - 05/15/53 (a)	14,150	12,223
TBA, 3.00%, 04/15/38 - 05/15/53 (a)	2,550	2,291
TBA, 5.00%, 04/15/38 - 04/15/53 (a)	3,500	3,504
4.00%, 06/01/38 - 09/01/52	9,239	8,965
4.50%, 03/01/39 - 02/01/53	7,123	7,054
3.00%, 04/01/40 - 02/01/52	11,815	10,739
2.00%, 04/01/51 (b)	3,853	3,191
3.50%, 11/01/51 (b)	3,599	3,356
5.00%, 09/01/52 - 12/01/52	3,484	3,517
5.50%, 10/01/52 - 02/01/53	2,268	2,300
6.00%, 11/01/52 - 12/01/52	1,476	1,510
TBA, 3.50%, 04/15/53 (a)	950	882
TBA, 4.00%, 04/15/53 - 05/15/53 (a)	2,000	1,913
TBA, 5.50%, 06/15/53 (a)	3,250	3,281
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,823	1,791
4.00%, 11/20/44 (b)	539	530
3.50%, 09/20/45 - 02/20/46	3,407	3,250
5.00%, 04/20/48	433	443
3.00%, 12/20/49	111	102
2.00%, 12/20/50 - 04/20/51	2,466	2,103
2.00%, 02/20/51 - 05/15/53 (a)	17,865	15,185
2.50%, 07/20/51 - 12/20/51	1,643	1,450
TBA, 3.50%, 05/15/52 - 04/15/53 (a)	2,650	2,485
TBA, 2.50%, 04/15/53 - 05/15/53 (a)	10,900	9,599
TBA, 3.00%, 04/15/53 - 05/15/53 (a)	9,950	9,055
TBA, 4.00%, 04/15/53 (a)	200	193
TBA, 4.50%, 04/15/53 (a)	3,400	3,349
TBA, 5.00%, 04/15/53 (a)	1,300	1,301
		246,999
U.S. Treasury Bond 10.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	28,184
1.75%, 08/15/41	7,868	5,692
2.00%, 11/15/41 - 08/15/51	51,507	36,594
3.25%, 05/15/42	6,600	6,085
3.63%, 02/15/44 - 02/15/53	15,239	15,078
3.13%, 08/15/44	6,470	5,766
3.00%, 11/15/44	1,900	1,656
2.88%, 11/15/46 - 05/15/52	13,164	11,253
1.88%, 11/15/51	19,398	13,206
2.25%, 02/15/52	36,390	27,133
		150,647
Sovereign 1.7%
Abu Dhabi, Government of
1.70%, 03/02/31 (d)	130	110
3.13%, 09/30/49 (d)	480	361
3.88%, 04/16/50 (d)	710	606
3.00%, 09/15/51 (d)	105	77
Angola, Government of
9.50%, 11/12/25 (d)	220	219
8.25%, 05/09/28 (d)	125	110
8.75%, 04/14/32 (d)	100	84
9.38%, 05/08/48 (d)	20	16
Bermuda, Government of
3.72%, 01/25/27 (d)	215	207
3.38%, 08/20/50 (d)	60	43
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (d) (e) (f)	620	125
0.00%, 09/01/25 - 03/15/35 (d) (e) (f)	550	106
0.00%, 08/01/41 (d) (e) (f) (g)	75	20
Cameroon, Government of
9.50%, 11/19/25 (d)	95	92
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	405	413
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	115
3.00%, 01/15/34	90	73
3.30%, 03/11/41	85	64
Costa Rica Reps
7.00%, 04/04/44 (d)	15	15
Dubai, Government of
5.25%, 01/30/43 (h)	200	184
Gabon, Government of
7.00%, 11/24/31 (d)	80	61
Ghana, Government of
7.75%, 04/07/29 (d)	200	69
10.75%, 10/14/30 (d)	80	55
8.63%, 06/16/49 (d)	35	12
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (d) (i)	140	46
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (d)	70	70
5.63%, 04/30/43 (d)	85	74
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	10
5.38%, 04/24/32 (d)	240	234
6.13%, 06/01/50 (d)	45	43
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (d) (i)	280	126
2.50%, 07/31/35 (d) (i)	150	48
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	193
2.74%, 01/29/33 (d)	200	161
5.40%, 03/30/50 (d)	30	26
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	150
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	120
4.50%, 04/22/29	70	68
3.25%, 04/16/30 (j)	135	121
2.66%, 05/24/31	100	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
3.50%, 02/12/34	125	106
6.35%, 02/09/35	200	211
6.05%, 01/11/40	145	148
3.77%, 05/24/61	180	122
5.75%, 10/12/10	210	187
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (d)	70	53
Government of Saudi Arabia
3.63%, 03/04/28 (d)	65	63
3.25%, 10/22/30 (d)	385	355
2.25%, 02/02/33 (d)	200	165
4.50%, 10/26/46 (d)	125	110
4.63%, 10/04/47 (d)	110	98
3.75%, 01/21/55 (d)	100	77
4.50%, 04/22/60 (d)	300	263
3.45%, 02/02/61 (d)	250	177
Government of the Republic of Panama
2.25%, 09/29/32	220	169
6.40%, 02/14/35	100	104
4.50%, 05/15/47	100	79
6.85%, 03/28/54	200	206
3.87%, 07/23/60	225	148
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	220	167
Government of the Republic of Zambia
0.00%, 07/30/27 (d) (e) (f)	80	35
Government of the Sultanate of Oman
4.75%, 06/15/26 (d)	50	49
5.38%, 03/08/27 (d)	225	222
5.63%, 01/17/28 (d)	370	369
6.00%, 08/01/29 (d)	50	50
6.25%, 01/25/31 (d)	200	203
6.50%, 03/08/47 (d)	25	23
6.75%, 01/17/48 (d)	115	109
Jamaica, The Government of
7.88%, 07/28/45	35	41
Kenya, Government of
6.88%, 06/24/24 (d)	55	51
7.00%, 05/22/27 (d)	80	67
6.30%, 01/23/34 (d)	40	28
Kingdom of Bahrain
5.63%, 05/18/34 (d)	45	39
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (d)	200	154
Ministerio De Gobierno
6.88%, 12/10/25 (d) (i)	241	206
6.99%, 06/01/27 (d) (i)	102	76
Ministerul Finantelor Publice
3.00%, 02/27/27 (d)	98	89
3.00%, 02/14/31 (d)	135	111
3.63%, 03/27/32 (d)	98	83
4.00%, 02/14/51 (d)	50	35
Ministry of Defence State of Israel
3.38%, 01/15/50	135	104
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	200	199
3.75%, 04/16/30 (d)	340	333
4.63%, 06/02/46 (d)	165	160
4.82%, 03/14/49 (d)	275	270
4.40%, 04/16/50 (d)	1,205	1,119
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (e) (f) (h)	315	20
Morocco, Kingdom of
6.50%, 09/08/33 (d)	200	206
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	35
7.63%, 11/21/25 (d)	145	131
6.50%, 11/28/27 (d)	10	8
6.13%, 09/28/28 (d)	250	194
7.14%, 02/23/30 (d)	90	68
7.70%, 02/23/38 (d)	60	40
Pakistan, Government of
6.00%, 04/08/26 (d)	145	53
6.88%, 12/05/27 (d)	45	16
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	144
6.13%, 06/15/33 (d)	200	173
Presidencia Da Republica Federativa Do Brasil
3.88%, 06/12/30	170	152
8.25%, 01/20/34	225	258
7.13%, 01/20/37	115	124
Presidencia De La Nacion
1.00%, 07/09/29	153	42
0.50%, 07/09/30 (i)	1,374	414
1.50%, 07/09/35 (i)	777	201
3.88%, 01/09/38 (i)	484	143
3.50%, 07/09/41 (i)	245	69
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	71
2.45%, 01/31/31 (j)	285	245
4.00%, 01/31/52	200	162
3.10%, 01/22/61	160	105
Presidencia de la Republica de Colombia
3.00%, 01/30/30	350	274
3.13%, 04/15/31	115	87
8.00%, 04/20/33	120	123
7.50%, 02/02/34	50	49
7.38%, 09/18/37	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	190	132
5.20%, 05/15/49	150	104
4.13%, 05/15/51	50	31
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (d)	15	8
7.65%, 06/15/35 (h)	20	9
7.63%, 02/01/41 (d)	20	9
7.12%, 01/20/50 (d)	40	18
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	145	147
5.95%, 01/25/27 (d)	240	236
6.00%, 07/19/28 (d)	75	73
7.05%, 02/03/31 (d)	150	151
5.30%, 01/21/41 (d)	95	75
6.85%, 01/27/45 (d)	80	72
6.40%, 06/05/49 (d)	190	159
5.88%, 01/30/60 (d)	80	61
Senegal, Government of
6.25%, 05/23/33 (d)	75	60
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	102
5.88%, 04/20/32	60	54
5.00%, 10/12/46	85	59
5.65%, 09/27/47	40	30
5.75%, 09/30/49	100	73
The Arab Republic of Egypt
7.50%, 01/31/27 (d)	290	223
7.90%, 02/21/48 (d)	15	8
8.70%, 03/01/49 (d)	275	161
7.50%, 02/16/61 (d)	145	78
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (d) (e) (f)	90	32
0.00%, 03/14/29 - 03/28/30 (d) (e) (f)	185	65
The Government of Barbados
6.50%, 10/01/29 (d)	125	115
The Government of the Republic of Armenia
3.60%, 02/02/31 (d)	70	54
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (d)	200	191
7.38%, 10/10/47 (d)	30	25
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	178
The Philippines, Government of
3.56%, 09/29/32	200	184
2.95%, 05/05/45	35	25
2.65%, 12/10/45	70	48
5.95%, 10/13/47 (j)	200	216
5.50%, 01/17/48	200	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	103
8.50%, 10/12/35 (d)	165	214
6.63%, 02/17/37 (d)	30	35
7.75%, 01/17/38 (d)	160	201
5.25%, 01/17/42 (d)	45	45
6.75%, 01/15/44 (d)	70	82
5.13%, 01/15/45 (d)	85	84
5.95%, 01/08/46 (d)	220	237
4.35%, 01/11/48	90	80
3.50%, 02/14/50	60	46
4.20%, 10/15/50	1,515	1,310
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	94
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	44
3.70%, 11/25/30 (d)	200	160
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26 (j)	135	124
4.25%, 04/14/26	225	202
4.88%, 10/09/26 - 04/16/43	380	301
6.00%, 03/25/27 - 01/14/41	120	96
9.88%, 01/15/28	145	151
5.13%, 02/17/28	110	96
6.13%, 10/24/28	75	67
9.38%, 03/14/29 - 01/19/33	455	464
6.63%, 02/17/45	120	95
5.75%, 05/11/47	140	99
United Arab Emirates, Government of
4.05%, 07/07/32 (d)	200	200
Urzad Rady Ministrow
5.75%, 11/16/32	90	96
5.50%, 04/04/53	45	46
		23,931
Municipal 0.3%
Illinois, State of
5.10%, 06/01/33	2,535	2,529
6.63%, 02/01/35	286	304
7.35%, 07/01/35	566	622
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,118
		4,573
Collateralized Mortgage Obligations 0.1%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	604	555
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	272	250
Series 2019-F-11, REMIC, 5.16%, (1 Month USD LIBOR + 0.40%), 01/20/49 (g)	189	188
Series 2019-NF-23, REMIC, 5.21%, (1 Month USD LIBOR + 0.45%), 02/20/49 (g)	101	100
Series 2019-FB-153, REMIC, 5.21%, (1 Month USD LIBOR + 0.45%), 12/20/49 (g)	466	459
		1,552
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K727, REMIC, 2.95%, 07/25/24	937	915
Series A2-K049, REMIC, 3.01%, 07/25/25	101	98
Series A2-K051, REMIC, 3.31%, 09/25/25	160	156
Series K-A2-150, REMIC, 3.71%, 09/25/32 (g)	200	191
		1,360
Total Government And Agency Obligations (cost $785,596)		725,853
CORPORATE BONDS AND NOTES 32.6%
Financials 12.5%
Access Bank PLC
6.13%, 09/21/26 (d)	190	152
Acrisure, LLC
4.25%, 02/15/29 (d)	290	247
6.00%, 08/01/29 (d)	140	116
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	791
2.88%, 08/14/24	888	849
1.65%, 10/29/24	1,538	1,436
6.50%, 07/15/25	540	543
2.45%, 10/29/26	561	503
3.00%, 10/29/28	588	513
3.30%, 01/30/32	629	519
AIA Group Limited
3.20%, 09/16/40 (d)	538	404
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	22
6.75%, 10/15/27 (d)	680	631
6.75%, 04/15/28 (d)	140	140
5.88%, 11/01/29 (d)	115	98
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	700	497
1.45%, 10/02/23	349	335
5.13%, 09/30/24	304	293
5.75%, 11/20/25	670	630
7.10%, 11/15/27	1,430	1,453
8.00%, 11/01/31	1,114	1,165
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	49
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,773
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	65
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	827
4.38%, 05/01/26 (d)	2,900	2,728
Banco De Desarrollo Para America Latina
2.38%, 05/12/23	1,100	1,097
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (k)	120	109
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (k)	75	71
7.63%, (100, 01/10/28) (d) (k)	170	152
Bank of America Corporation
6.25%, (100, 09/05/24) (k)	100	98
4.20%, 08/26/24	100	98
4.18%, 11/25/27	3,725	3,593
4.38%, 04/27/28	3,800	3,674
2.30%, 07/21/32	1,360	1,096
2.97%, 02/04/33	3,100	2,613
5.02%, 07/22/33 (j)	5,250	5,186
Barclays PLC
2.85%, 05/07/26 (l)	1,270	1,188
5.09%, 06/20/30 (l)	2,500	2,261
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	40	38
5.13%, 01/18/33 (d)	50	43
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,701
7.05%, 09/29/25 (d)	1,229	1,224
BNP Paribas
2.22%, 06/09/26 (d) (l)	1,123	1,035
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	42
Capital One Financial Corporation
2.64%, 03/03/26	644	598
4.99%, 07/24/26	1,017	980
4.93%, 05/10/28	2,117	2,035
3.27%, 03/01/30	2,123	1,814
5.25%, 07/26/30	1,600	1,520
CIT Group Inc.
3.93%, 06/19/24	185	180
Citigroup Inc.
4.60%, 03/09/26	309	303
4.30%, 11/20/26	200	193
3.07%, 02/24/28	4,000	3,721
2.67%, 01/29/31	2,300	1,967
4.41%, 03/31/31	1,522	1,448
4.91%, 05/24/33	491	481
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Coinbase Global, Inc.
3.38%, 10/01/28 (d)	235	145
3.63%, 10/01/31 (d)	285	160
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (l)	384	334
Corebridge Financial, Inc.
3.50%, 04/04/25 (d)	294	283
3.65%, 04/05/27 (d)	420	394
3.85%, 04/05/29 (d)	412	376
3.90%, 04/05/32 (d)	4,490	3,884
4.35%, 04/05/42 (d)	111	91
4.40%, 04/05/52 (d)	330	258
Credit Suisse Group AG
6.50%, 08/08/23 (d) (l)	400	382
4.21%, 06/12/24 (d)	1,000	976
2.59%, 09/11/25 (d) (l)	1,546	1,434
4.28%, 01/09/28 (d) (l)	2,059	1,853
3.87%, 01/12/29 (d) (l)	303	271
4.19%, 04/01/31 (d) (l)	1,376	1,221
Credit Suisse Group Funding (Guernsey) Limited
4.55%, 04/17/26 (l)	699	645
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,550
3.73%, 01/14/32 (l)	2,500	1,824
Discover Bank
4.68%, 08/09/28	2,000	1,831
Discover Financial Services
4.50%, 01/30/26 (j)	2,000	1,924
6.70%, 11/29/32	257	265
EG Global Finance PLC
6.75%, 02/07/25 (d)	441	407
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,472
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,887
4.69%, 06/09/25	160	154
5.13%, 06/16/25	120	117
2.70%, 08/10/26	200	178
4.27%, 01/09/27	80	75
4.95%, 05/28/27	1,700	1,621
4.13%, 08/17/27	165	151
7.35%, 11/04/27	280	289
5.11%, 05/03/29	355	333
Hightower Holdings LLC
6.75%, 04/15/29 (d)	290	246
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	201
HUB International Limited
7.00%, 05/01/26 (d)	85	84
5.63%, 12/01/29 (d)	80	70
Icahn Enterprises L.P.
4.75%, 09/15/24	185	181
6.25%, 05/15/26	2,085	2,051
5.25%, 05/15/27	390	366
Intesa Sanpaolo SPA
5.71%, 01/15/26 (d)	3,028	2,858
4.20%, 06/01/32 (d)	200	144
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	45
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	1,989
4.32%, 04/26/28	3,800	3,712
3.51%, 01/23/29	1,850	1,730
4.49%, 03/24/31	4,900	4,764
2.96%, 05/13/31	677	583
4.59%, 04/26/33	3,532	3,423
4.91%, 07/25/33	1,287	1,280
5.72%, 09/14/33	1,700	1,735
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (d)	200	189
MDGH - GMTN B.V.
2.88%, 11/07/29 (d)	200	182
Morgan Stanley
4.00%, 07/23/25	150	147
3.63%, 01/20/27	150	144
4.21%, 04/20/28	5,800	5,635
4.43%, 01/23/30	1,000	964
3.62%, 04/01/31	4,344	3,964
4.89%, 07/20/33	1,207	1,185
MSCI Inc.
3.25%, 08/15/33 (d)	75	61
NatWest Group PLC
5.13%, 05/28/24 (l)	1,500	1,484
4.52%, 06/25/24 (l)	1,975	1,965
4.27%, 03/22/25 (l)	1,225	1,203
3.07%, 05/22/28 (l)	712	644
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (d) (k)	200	171
4.50%, (100, 08/27/25) (d) (k)	100	91
OneMain Finance Corporation
6.88%, 03/15/25	540	523
7.13%, 03/15/26	300	288
3.50%, 01/15/27	180	151
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	942
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	876
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	33
Regions Bank
6.45%, 06/26/37	500	511
Ryan Specialty Group, LLC
4.38%, 02/01/30 (d)	135	118
Shriram Finance Limited
4.15%, 07/18/25 (d)	200	185
Societe Generale
1.04%, 06/18/25 (d) (l)	2,800	2,627
1.49%, 12/14/26 (d)	1,483	1,296
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	188
Synchrony Financial
5.15%, 03/19/29	2,759	2,428
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (e) (h) (k)	200	89
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	592
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	200	158
5.38%, (100, 06/01/25) (k)	95	90
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,691
4.22%, 05/01/29	5,000	4,775
3.80%, 03/15/30	2,570	2,394
2.38%, 07/21/32	1,355	1,102
3.10%, 02/24/33	2,900	2,485
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	409
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	321	314
UBS Group AG
1.49%, 08/10/27 (d) (l)	836	719
Unum Group
4.00%, 06/15/29	1,500	1,392
5.75%, 08/15/42	1,500	1,377
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	472
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	160	143
Wells Fargo & Company
3.53%, 03/24/28	5,123	4,833
4.48%, 04/04/31	4,110	3,934
5.01%, 04/04/51	3,036	2,857
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	493
		177,149
Energy 4.8%
Apache Corporation
5.10%, 09/01/40	85	72
7.38%, 08/15/47	30	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	169
Buckeye Partners, L.P.
4.13%, 12/01/27	165	146
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,156
6.75%, 11/15/39	124	132
5.40%, 06/15/47	149	139
3.75%, 02/15/52	140	101
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	89
3.25%, 01/31/32	385	318
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	35
6.38%, 06/15/26 (d)	295	289
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	34
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	42
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	47
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	105
5.88%, 01/15/30 (d)	60	52
Continental Resources, Inc.
4.50%, 04/15/23	876	875
5.75%, 01/15/31 (d)	280	269
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	848	817
6.00%, 02/01/29 (d)	100	95
7.38%, 02/01/31 (d)	105	105
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	33
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	193
5.75%, 02/15/28 (d)	285	261
DCP Midstream Operating, LP
5.38%, 07/15/25	400	399
5.63%, 07/15/27	230	233
Delek Group Ltd.
7.49%, 12/30/23	215	213
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	60
Devon Energy Corporation
5.25%, 10/15/27	62	62
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	88
Ecopetrol S.A.
4.63%, 11/02/31	75	58
8.88%, 01/13/33	130	132
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	275	236
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (d)	160	159
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	130	120
Energean PLC
6.50%, 04/30/27 (d)	200	182
Energy Transfer LP
8.89%, (3 Month USD LIBOR + 4.03%), (100, 04/28/23) (g) (k)	120	107
5.50%, 06/01/27	1,400	1,417
5.25%, 04/15/29	3,925	3,915
3.75%, 05/15/30	327	302
5.30%, 04/15/47	700	617
6.00%, 06/15/48	490	469
5.00%, 05/15/50	930	791
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	230	139
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	192
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	179
EQM Midstream Partners, LP
7.50%, 06/01/27 (d)	195	196
6.50%, 07/01/27 (d)	115	111
4.50%, 01/15/29 (d)	100	85
EQT Corporation
3.90%, 10/01/27	165	155
5.00%, 01/15/29	65	62
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	71	61
2.63%, 03/31/36 (d)	240	197
Genesis Energy, L.P.
8.00%, 01/15/27	145	143
Geopark Limited
5.50%, 01/17/27 (d)	100	84
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (d)	200	205
6.51%, 02/23/42 (d)	200	210
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	182	157
Halliburton Company
3.80%, 11/15/25	5	5
Hess Corporation
4.30%, 04/01/27	820	801
7.13%, 03/15/33	2,751	3,042
5.60%, 02/15/41	1,013	978
5.80%, 04/01/47 (j)	601	588
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	341
4.25%, 02/15/30 (d)	60	54
5.50%, 10/15/30 (d)	45	42
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (d)	200	184
Holly Energy Partners, L.P.
6.38%, 04/15/27 (d)	85	84
5.00%, 02/01/28 (d)	230	216
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	185
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	93
Kinetik Holdings LP
5.88%, 06/15/30 (d)	95	91
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	345	297
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	79
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	120	116
6.50%, 06/30/27 (h)	25	24
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	215	168
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	24
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	230	223
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	508
Mesquite Energy, Inc.
0.00%, 02/15/23 (d) (e) (f)	269	3
13.00%, 07/15/23 (h) (l) (m) (n)	52	321
13.00%, 07/15/23 (h) (l) (m) (n)	30	186
MPLX LP
4.80%, 02/15/29	500	495
4.95%, 09/01/32	993	973
4.50%, 04/15/38	675	600
4.70%, 04/15/48	325	274
Murphy Oil Corporation
5.88%, 12/01/27	220	215
National Company KazMunayGaz JSC
5.38%, 04/24/30 (d)	60	53
3.50%, 04/14/33 (d)	90	68
5.75%, 04/19/47 (d)	35	27
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	332
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	212
Nostrum Oil & Gas Finance B.V.
1.00%, 06/30/26 (d) (n)	177	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
5.00%, 06/30/26 (d)	127	94
Occidental Petroleum Corporation
5.55%, 03/15/26	595	599
3.50%, 08/15/29	175	159
8.88%, 07/15/30	125	145
7.50%, 05/01/31	3,780	4,171
7.88%, 09/15/31	35	39
6.45%, 09/15/36	1,450	1,525
4.30%, 08/15/39	60	50
6.20%, 03/15/40	60	60
6.60%, 03/15/46	1,375	1,446
4.40%, 04/15/46 - 08/15/49	305	241
4.10%, 02/15/47	240	184
4.20%, 03/15/48	115	89
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	195	168
PBF Holding Company LLC
6.00%, 02/15/28	170	163
PDC Energy, Inc.
5.75%, 05/15/26	50	49
PDV America, Inc.
9.25%, 08/01/24 (d)	90	90
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	299
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (e) (f) (h) (o)	10,380	419
Petroleos Mexicanos
4.88%, 01/18/24	185	182
6.88%, 10/16/25 - 08/04/26	135	130
6.49%, 01/23/27	395	358
6.50%, 03/13/27 - 06/02/41	260	227
6.84%, 01/23/30	435	361
5.95%, 01/28/31	2,445	1,871
6.70%, 02/16/32	130	104
6.38%, 01/23/45	60	38
6.75%, 09/21/47	8,670	5,642
6.35%, 02/12/48	4,400	2,742
7.69%, 01/23/50	741	522
6.95%, 01/28/60	115	74
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	47
3.40%, 04/28/61 (d)	105	78
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (d)	75	70
Phillips 66
3.85%, 04/09/25	87	85
Pioneer Natural Resources Company
0.25%, 05/15/25 (l)	203	434
Plains All American Pipeline, L.P.
4.50%, 12/15/26	1,450	1,415
3.55%, 12/15/29	188	167
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	157
PT Pertamina (Persero)
4.18%, 01/21/50 (d)	50	39
Qatarenergy
1.38%, 09/12/26 (d)	325	294
2.25%, 07/12/31 (d)	240	204
3.13%, 07/12/41 (d)	60	47
3.30%, 07/12/51 (d)	350	261
Range Resources Corporation
4.88%, 05/15/25	155	153
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	200	184
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,209
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	324
3.50%, 04/16/29 (d)	415	389
4.25%, 04/16/39 (d)	285	256
3.25%, 11/24/50 (d)	35	25
3.50%, 11/24/70 (d)	65	44
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	45
SM Energy Company
5.63%, 06/01/25	25	24
6.75%, 09/15/26	110	108
6.63%, 01/15/27	215	209
Southwestern Energy Company
4.75%, 02/01/32	95	84
Sunnova Energy Corporation
5.88%, 09/01/26 (d) (j)	65	55
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	178
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	93
4.50%, 05/15/29	235	215
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	500	501
6.00%, 12/31/30 (d)	195	174
Targa Resources Partners LP
6.50%, 07/15/27	400	410
5.50%, 03/01/30	50	49
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	91
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	105
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	193
7.50%, 10/25/27 (d)	110	113
8.38%, 11/07/28 (d)	40	42
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,184
4.65%, 08/15/32	1,037	999
Topaz Solar Farms LLC
5.75%, 09/30/39 (d)	49	47
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	143
3.95%, 05/15/50	509	408
Transocean Inc
11.50%, 01/30/27 (d)	185	191
8.75%, 02/15/30 (d)	130	133
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	24
10.25%, 05/15/26 (d)	226	174
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	184
6.25%, 01/15/30 (d)	145	146
4.13%, 08/15/31 (d)	110	97
Western Midstream Operating, LP
4.30%, 02/01/30 (i) (p)	4,580	4,182
YPF S.A.
8.75%, 04/04/24 (d)	193	185
8.50%, 03/23/25 (d)	122	114
		68,338
Real Estate 2.6%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	392
Boston Properties Limited Partnership
6.75%, 12/01/27	740	732
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,141
7.55%, 03/15/28 (p)	1,062	952
4.55%, 10/01/29	189	142
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,877
CBRE Services, Inc.
2.50%, 04/01/31	819	650
Corporate Office Properties Trust
2.25%, 03/15/26	257	229
2.75%, 04/15/31	187	138
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	96
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	193
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	188
3.10%, 02/15/30	193	167
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	1,742
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,251
Iron Mountain Incorporated
4.88%, 09/15/27 (d)	155	146
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	103
Kilroy Realty, L.P.
4.75%, 12/15/28	925	790
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	65
MPT Operating Partnership, L.P.
5.00%, 10/15/27 (j)	105	86
3.50%, 03/15/31	340	227
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	890
4.50%, 04/01/27	5,000	4,632
3.63%, 10/01/29	852	716
3.38%, 02/01/31	3,626	2,884
3.25%, 04/15/33	978	715
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	140
Realogy Group LLC
5.25%, 04/15/30 (d) (j)	185	135
Realty Income Corporation
3.40%, 01/15/28	238	223
2.20%, 06/15/28	133	117
3.25%, 01/15/31	156	137
2.85%, 12/15/32	164	135
Retail Properties of America, Inc.
4.75%, 09/15/30	58	52
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	998
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	144
5.50%, 12/15/27	80	72
4.38%, 02/15/30	170	127
Store Capital Corporation
2.75%, 11/18/30	329	246
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	199
2.70%, 07/15/31	617	500
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,722
2.75%, 09/01/31	1,630	1,177
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	165
Uniti Group Inc.
10.50%, 02/15/28 (d)	165	160
4.75%, 04/15/28 (d)	85	66
6.00%, 01/15/30 (d)	260	152
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	953
4.75%, 11/15/30	1,439	1,382
VICI Properties Inc.
5.63%, 05/01/24 (d)	200	198
3.50%, 02/15/25 (d)	5	5
4.63%, 06/15/25 (d)	55	53
4.50%, 09/01/26 (d)	365	345
4.25%, 12/01/26 (d)	120	112
4.63%, 12/01/29 (d)	150	138
VICI Properties L.P.
4.38%, 05/15/25	112	109
4.75%, 02/15/28	969	927
4.95%, 02/15/30	1,407	1,330
5.13%, 05/15/32	345	326
Vornado Realty L.P.
2.15%, 06/01/26	271	217
		37,011
Communication Services 2.2%
Acuris Finance
5.00%, 05/01/28 (d)	100	79
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	455	345
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	162
Altice France
6.00%, 02/15/28 (d) (j)	725	461
Altice France Holding S.A.
5.13%, 01/15/29 (d)	270	205
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	50
6.13%, 12/01/28 (d) (j)	20	17
AT&T Inc.
4.35%, 03/01/29	450	441
4.30%, 02/15/30	415	403
2.55%, 12/01/33	238	191
4.90%, 08/15/37	400	383
3.80%, 12/01/57	2,900	2,154
Axian Telecom
7.38%, 02/16/27 (d)	200	181
Baidu, Inc.
1.72%, 04/09/26	240	217
Bharti Airtel International (Netherlands) B.V.
5.35%, 05/20/24 (d)	130	130
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	660	590
Cable Onda, S.A.
4.50%, 01/30/30 (d)	260	214
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	36
5.63%, 09/15/28 (d)	35	24
CCO Holdings, LLC
5.13%, 05/01/27 (d)	285	269
5.00%, 02/01/28 (d)	645	595
4.75%, 03/01/30 (d)	180	156
4.50%, 08/15/30 (d)	110	93
4.50%, 05/01/32	225	184
4.50%, 06/01/33 (d)	190	152
Charter Communications Operating, LLC
4.91%, 07/23/25	1,700	1,684
4.40%, 04/01/33	487	432
5.38%, 05/01/47	1,000	823
5.25%, 04/01/53	5,987	4,855
5.50%, 04/01/63	487	394
Colombia Telecomunicaciones S A E S P Bic
4.95%, 07/17/30 (d)	45	34
Commscope, Inc.
7.13%, 07/01/28 (d) (j)	150	111
4.75%, 09/01/29 (d)	145	121
Consolidated Communications, Inc.
5.00%, 10/01/28 (d) (j)	55	37
CSC Holdings, LLC
5.50%, 04/15/27 (d)	200	168
5.75%, 01/15/30 (d)	585	296
4.13%, 12/01/30 (d)	190	136
4.50%, 11/15/31 (d)	150	107
CT Trust
5.13%, 02/03/32 (d)	200	167
DGL3 Limited
6.75%, 04/15/23 (d)	50	10
Diamond Sports Group, LLC
0.00%, 08/15/26 (d) (e) (f)	460	25
DISH DBS Corporation
7.75%, 07/01/26	500	330
Dish Network Corporation
2.38%, 03/15/24 (l)	205	181
3.38%, 08/15/26 (l)	697	357
11.75%, 11/15/27 (d)	765	736
Fox Corporation
4.71%, 01/25/29	550	545
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
6.00%, 01/15/30 (d) (j)	115	87
8.75%, 05/15/30 (d)	120	119
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	585	535
5.00%, 05/01/28 (d)	45	39
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	60
iHeartCommunications, Inc.
4.75%, 01/15/28 (d)	165	132
IHS Holding Limited
5.63%, 11/29/26 (d)	200	168
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	340	312
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	40	38
5.13%, 07/15/29 (d)	400	342
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	114
3.63%, 01/15/29 (d)	35	19
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	135
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (l)	53	52
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	39
3.63%, 10/01/31 (d)	140	114
Millicom International Cellular SA
5.13%, 01/15/28 (d)	135	121
4.50%, 04/27/31 (d)	200	161
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	59
6.50%, 10/13/26 (d)	70	70
Network I2I Limited
3.98%, (100, 03/03/26) (d) (k)	50	44
5.65%, (100, 01/15/25) (d) (k)	120	113
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	56
6.00%, 02/15/28 (d)	35	26
10.75%, 06/01/28 (d)	280	252
Ooredoo International Finance Limited
5.00%, 10/19/25 (d)	50	50
2.63%, 04/08/31 (d)	200	173
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	188
6.50%, 09/15/28 (d)	290	120
Roblox Corporation
3.88%, 05/01/30 (d)	230	197
Rogers Communications Inc.
3.80%, 03/15/32 (d)	546	490
Sable International Finance Limited
5.75%, 09/07/27 (d)	145	136
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	372
4.13%, 07/01/30 (d)	55	45
Sprint Capital Corporation
6.88%, 11/15/28	665	715
8.75%, 03/15/32	655	797
TEGNA Inc.
4.75%, 03/15/26 (d)	200	190
Telecom Italia Capital
6.38%, 11/15/33	325	291
Telecom Italia SPA
5.30%, 05/30/24 (d)	130	127
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	130	119
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	46
3.98%, 04/11/29 (d)	40	38
2.39%, 06/03/30 (d)	65	55
2.88%, 04/22/31 (d) (j)	200	173
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	92
T-Mobile USA, Inc.
2.63%, 04/15/26	195	183
3.75%, 04/15/27	870	837
4.75%, 02/01/28	65	64
3.38%, 04/15/29	100	91
3.88%, 04/15/30	335	314
4.38%, 04/15/40	40	36
4.50%, 04/15/50	40	35
VEON Holdings B.V.
7.25%, 04/26/23 (d) (e) (h)	95	91
Verizon Communications Inc.
3.00%, 03/22/27	184	175
2.55%, 03/21/31	846	720
4.86%, 08/21/46	580	553
5.01%, 04/15/49	138	134
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	178
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	189
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	200
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	157	98
4.38%, 04/15/29 (d)	100	61
VTR Finance N.V.
6.38%, 07/15/28 (d)	70	29
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	72
6.13%, 03/01/28 (d) (j)	90	55
Ziggo B.V.
4.88%, 01/15/30 (d)	100	85
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	438
		31,549
Consumer Discretionary 2.2%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	154	146
Affinity Gaming
6.88%, 12/15/27 (d)	90	80
Alibaba Group Holding Limited
2.13%, 02/09/31 (j)	65	54
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	131
5.00%, 02/01/28 (d)	365	345
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	54
5.00%, 02/15/32 (d)	65	57
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	45
At Home Group, Inc.
4.88%, 07/15/28 (d) (j)	50	34
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	110
AutoZone, Inc.
3.63%, 04/15/25	164	160
4.00%, 04/15/30	762	724
Azul Investments LLP
5.88%, 10/26/24 (d)	170	135
7.25%, 06/15/26 (d)	200	133
Bath & Body Works, Inc.
7.50%, 06/15/29 (j)	115	117
6.63%, 10/01/30 (d)	320	312
Booking Holdings Inc.
0.75%, 05/01/25 (l)	62	92
Boyd Gaming Corporation
4.75%, 12/01/27	360	345
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	110	96
7.00%, 02/15/30 (d)	65	66
Carnival Corporation
10.50%, 02/01/26 - 06/01/30 (d)	505	511
7.63%, 03/01/26 (d) (j)	125	114
4.00%, 08/01/28 (d)	135	116
Carrols Holdco Inc.
5.88%, 07/01/29 (d)	90	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Carvana Co.
5.88%, 10/01/28 (d)	110	49
4.88%, 09/01/29 (d)	15	6
10.25%, 05/01/30 (d)	145	83
Century Communities, Inc.
3.88%, 08/15/29 (d) (p)	110	94
Churchill Downs Incorporated
4.75%, 01/15/28 (d)	160	150
Corporacion GEO S.A.B. de C.V.
0.00%, 12/31/49 (e) (f) (m)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	95	78
Dana Incorporated
4.50%, 02/15/32	95	77
Discovery Communications, LLC
3.63%, 05/15/30	539	478
4.65%, 05/15/50	1,453	1,113
EG Global Finance PLC
8.50%, 10/30/25 (d)	234	219
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	335
8.13%, 07/01/27 (d)	305	311
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	77
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	205	180
6.75%, 01/15/30 (d)	120	99
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	42
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	933
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	156
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	302
Hasbro, Inc.
3.00%, 11/19/24 (p)	432	418
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	89
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (d)	55	48
JD.com, Inc.
3.38%, 01/14/30	185	168
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	26
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	245	188
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	33
Levi Strauss & Co.
3.50%, 03/01/31 (d) (j)	100	85
Life Time, Inc.
5.75%, 01/15/26 (d)	100	97
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	85
4.50%, 04/15/30	549	540
3.75%, 04/01/32	3,974	3,647
4.25%, 04/01/52	1,117	918
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	83
7.88%, 05/01/29 (d)	180	126
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (d)	90	77
Mattel, Inc.
5.88%, 12/15/27 (d)	50	50
6.20%, 10/01/40	160	144
MCE Finance Limited
5.75%, 07/21/28 (d)	110	94
5.38%, 12/04/29 (d)	95	77
Meituan
2.13%, 10/28/25 (d)	200	183
3.05%, 10/28/30 (d)	200	160
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	113
NagaCorp Ltd.
7.95%, 07/06/24 (h)	200	186
NCL Corporation Ltd.
3.63%, 12/15/24 (d)	515	483
5.88%, 03/15/26 - 02/15/27 (d)	180	164
NCL Finance, Ltd.
6.13%, 03/15/28 (d)	40	32
Newell Brands Inc.
5.63%, 04/01/36 (i) (p)	195	173
Nordstrom, Inc.
5.00%, 01/15/44	100	63
Party City Holdings Inc.
0.00%, 02/15/26 (d) (e) (f)	45	7
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	87
Prosus N.V.
3.68%, 01/21/30 (d)	45	38
3.06%, 07/13/31 (d)	125	98
4.19%, 01/19/32 (d)	200	170
Real Hero Merger
6.25%, 02/01/29 (d) (j)	30	22
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d)	60	60
4.38%, 01/15/28 (d)	170	157
4.00%, 10/15/30 (d)	300	257
Rivian Holdings LLC
10.54%, (6 Month USD LIBOR + 6.00%), 10/15/26 (d) (g)	580	572
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (d)	170	181
5.50%, 08/31/26 (d)	230	214
5.38%, 07/15/27 (d)	85	76
11.63%, 08/15/27 (d)	40	43
7.25%, 01/15/30 (d)	90	91
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	23	23
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	386
5.50%, 09/01/41	2,000	1,729
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	71
6.13%, 07/01/29 (d)	45	38
6.00%, 12/01/29 (d)	65	54
Station Casinos LLC
4.50%, 02/15/28 (d)	430	388
Studio City Company Limited
7.00%, 02/15/27 (d)	85	80
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	79
The Gap, Inc.
3.88%, 10/01/31 (d)	95	64
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	99
TopBuild Corp.
4.13%, 02/15/32 (d)	195	165
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (l)	51	70
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (e) (f) (h)	300	126
Univision Communications Inc.
6.63%, 06/01/27 (d)	515	489
4.50%, 05/01/29 (d)	120	101
Upbound Group, Inc.
6.38%, 02/15/29 (d)	30	25
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (l)	58	52
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	53
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	153
Warnermedia Holdings, Inc.
3.43%, 03/15/24 (d)	540	528
3.64%, 03/15/25 (d)	296	286
3.76%, 03/15/27 (d)	579	545
4.05%, 03/15/29 (d)	201	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.28%, 03/15/32 (d)	1,014	905
5.05%, 03/15/42 (d)	474	396
5.14%, 03/15/52 (d)	5,149	4,177
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	142
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	235
5.25%, 05/15/27 (d)	160	151
Yum! Brands, Inc.
4.63%, 01/31/32	195	181
		31,432
Consumer Staples 2.0%
Adecoagro S.A.
6.00%, 09/21/27 (d)	125	116
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	74
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,878
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	968
4.90%, 02/01/46	1,025	1,002
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	465
4.60%, 04/15/48	650	616
4.50%, 06/01/50	500	468
4.60%, 06/01/60 (j)	5,100	4,744
APX Group, Inc.
6.75%, 02/15/27 (d)	505	502
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	49
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (d)	90	91
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d) (j)	625	571
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	189
Camposol SA
6.00%, 02/03/27 (d)	50	28
Central American Bottling Corporation
5.25%, 04/27/29 (d)	70	65
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	216
Cosan Overseas Limited
8.25%, (100, 05/05/23) (h) (k)	190	190
Darling Ingredients Inc.
6.00%, 06/15/30 (d)	60	60
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	163
DP World Salaam
6.00%, (100, 10/01/25) (h) (k)	200	199
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	429
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	164
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (d) (k)	105	105
Imperial Brands Finance PLC
6.13%, 07/27/27 (d)	536	549
JBS USA Food Company
2.50%, 01/15/27 (d)	1,190	1,053
5.13%, 02/01/28 (d)	515	499
5.50%, 01/15/30 (d)	1,080	1,032
3.63%, 01/15/32 (d)	210	173
3.00%, 05/15/32 (d)	5,280	4,149
5.75%, 04/01/33 (d)	1,060	1,018
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	49
Marb Bondco PLC
3.95%, 01/29/31 (d)	75	57
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	125	102
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	120	111
Neptune BidCo US Inc.
9.29%, 04/15/29 (d)	190	176
Performance Food Group Company
5.50%, 10/15/27 (d)	180	176
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	212
4.25%, 08/01/29 (d)	50	45
Pilgrim's Pride Corporation
4.25%, 04/15/31	475	415
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	69
5.50%, 12/15/29 (d)	246	233
4.63%, 04/15/30 (d)	95	85
Reynolds American Inc.
4.45%, 06/12/25	325	319
5.85%, 08/15/45	1,000	902
Safeway Inc.
4.63%, 01/15/27 (d)	40	39
6.50%, 02/15/28 (d)	195	197
3.50%, 03/15/29 (d)	140	122
4.88%, 02/15/30 (d)	330	308
Sysco Corporation
5.95%, 04/01/30 (p)	332	353
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	181
Treehouse Foods, Inc.
4.00%, 09/01/28	145	128
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d) (j)	245	193
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	91
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	120
4.63%, 06/01/30 (d)	45	41
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	88
		27,650
Industrials 1.6%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	405
AECOM
5.13%, 03/15/27	295	289
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	159
5.13%, 08/11/61 (d)	200	155
Air Lease Corporation
3.38%, 07/01/25	961	916
3.75%, 06/01/26	3,475	3,284
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	44
7.25%, 02/15/28 (d)	75	73
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	54
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	30
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	102
Artera Services, LLC
9.03%, 12/04/25 (d)	120	103
ASGN Incorporated
4.63%, 05/15/28 (d)	465	434
Bombardier Inc.
7.13%, 06/15/26 (d)	130	131
7.88%, 04/15/27 (d)	290	294
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	78
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	158
4.13%, 04/15/29 (d)	245	218
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	130
Clean Harbors, Inc.
6.38%, 02/01/31 (d)	40	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (d)	45	43
CoreLogic, Inc.
4.50%, 05/01/28 (d)	310	240
DAE Funding LLC
1.55%, 08/01/24 (d)	200	188
DP World Limited
5.63%, 09/25/48 (d)	35	34
Dycom Industries, Inc.
4.50%, 04/15/29 (d) (j)	150	135
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	155
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	48
FTI Consulting, Inc.
2.00%, 08/15/23 (l)	37	72
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	125
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	39
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	45
Howmet Aerospace Inc.
5.90%, 02/01/27	245	250
5.95%, 02/01/37	60	60
HTA Group Limited
7.00%, 12/18/25 (d)	130	124
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	30
KBR, Inc.
2.50%, 11/01/23 (l)	60	130
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	61
5.88%, 06/30/29 (d)	555	427
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (d)	185	185
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	189
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	21
Moog Inc.
4.25%, 12/15/27 (d)	95	89
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	99
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	270	264
OI European Group B.V.
4.75%, 02/15/30 (d)	95	87
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	3,969
Pike Corporation
5.50%, 09/01/28 (d)	565	493
Pitney Bowes Inc.
6.88%, 03/15/27 (d) (j)	50	40
7.25%, 03/15/29 (d)	100	75
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	130
Rand Parent LLC
8.50%, 02/15/30 (d)	200	188
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	22
Rolls-Royce PLC
5.75%, 10/15/27 (d)	150	150
Seaspan Corporation
5.50%, 08/01/29 (d)	140	110
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	140
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	150
The Boeing Company
5.04%, 05/01/27 (p)	555	559
5.15%, 05/01/30 (p)	555	559
5.71%, 05/01/40 (p)	560	566
5.93%, 05/01/60 (p)	560	558
The GEO Group, Inc.
10.50%, 06/30/28	41	42
9.50%, 12/31/28 (d)	185	180
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	475	448
TMS International Corp.
6.25%, 04/15/29 (d)	70	54
TransDigm Inc.
8.00%, 12/15/25 (d)	10	10
6.38%, 06/15/26	365	359
7.50%, 03/15/27	60	60
5.50%, 11/15/27	830	783
4.88%, 05/01/29	200	177
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	64
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	1,006	964
8.50%, 08/15/27 (d)	15	14
Turkiye Sise Ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	98
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	91
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	100	96
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	205
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	90
XPO, Inc.
6.25%, 05/01/25 (d)	124	123
		21,805
Health Care 1.5%
1375209 BC Ltd
9.00%, 01/30/28 (d)	117	116
180 Medical, Inc.
3.88%, 10/15/29 (d)	475	422
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	88
Amgen Inc.
5.15%, 03/02/28	588	600
5.25%, 03/02/30 - 03/02/33	1,143	1,171
5.60%, 03/02/43	576	594
5.65%, 03/02/53	286	298
5.75%, 03/02/63	522	542
Avantor, Inc.
4.63%, 07/15/28 (d)	285	271
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	108
11.00%, 09/30/28 (d)	208	153
14.00%, 10/15/30 (d)	40	23
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	25
Cano Health, LLC
6.25%, 10/01/28 (d)	25	14
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d) (j)	250	221
3.50%, 04/01/30 (d)	85	75
Centene Corporation
4.25%, 12/15/27	540	519
2.45%, 07/15/28	1,240	1,079
4.63%, 12/15/29	840	790
3.38%, 02/15/30	495	433
2.63%, 08/01/31	520	422
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	19
3.75%, 03/15/29 (d)	70	62
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	625	604
5.63%, 03/15/27 (d)	145	126
6.00%, 01/15/29 (d)	145	122
6.88%, 04/15/29 (d)	120	74
6.13%, 04/01/30 (d)	405	244
5.25%, 05/15/30 (d)	210	164
4.75%, 02/15/31 (d)	100	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CVS Health Corporation
3.00%, 08/15/26	92	88
3.63%, 04/01/27	259	250
DaVita Inc.
4.63%, 06/01/30 (d)	450	384
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	410	199
Garden SpinCo Corporation
8.63%, 07/20/30 (d)	40	43
HCA Inc.
5.88%, 02/15/26 - 02/01/29	1,898	1,931
5.63%, 09/01/28	783	792
3.50%, 09/01/30	888	791
3.63%, 03/15/32 (d)	137	121
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	36
Humana Inc.
3.70%, 03/23/29	350	329
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	78
ModivCare Inc.
5.00%, 10/01/29 (d)	40	34
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	185
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	243
5.25%, 10/01/29 (d) (j)	110	95
Organon & Co.
4.13%, 04/30/28 (d)	60	55
5.13%, 04/30/31 (d)	350	311
Owens & Minor, Inc.
4.50%, 03/31/29 (d) (j)	60	48
Surgery Center Holdings, Inc.
6.75%, 07/01/25 (d) (j)	98	97
Tenet Healthcare Corporation
4.88%, 01/01/26	100	98
6.25%, 02/01/27	270	266
5.13%, 11/01/27	500	482
4.63%, 06/15/28 (h)	70	65
6.13%, 10/01/28	285	272
4.25%, 06/01/29	200	181
4.38%, 01/15/30	105	94
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29 (j)	200	209
The Toledo Hospital
6.02%, 11/15/48	80	54
Viatris Inc.
1.65%, 06/22/25	147	135
2.70%, 06/22/30	3,945	3,215
3.85%, 06/22/40	325	228
4.00%, 06/22/50	560	368
		21,230
Utilities 1.3%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (d)	40	41
4.00%, 10/03/49 (d)	95	81
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	33
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,301
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (d)	200	179
Duke Energy Corporation
2.45%, 06/01/30	427	364
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	170
2.78%, 01/07/32 (d)	659	533
ESKOM Holdings
6.75%, 08/06/23 (d)	115	114
7.13%, 02/11/25 (d)	170	167
6.35%, 08/10/28 (d)	150	142
8.45%, 08/10/28 (d)	25	24
Exelon Corporation
2.75%, 03/15/27	193	181
4.05%, 04/15/30	250	238
3.35%, 03/15/32	2,834	2,534
4.70%, 04/15/50	111	101
4.10%, 03/15/52	174	144
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	185	153
Lamar Funding Limited
3.96%, 05/07/25 (d)	145	138
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	110
NiSource Inc.
2.95%, 09/01/29	1,265	1,124
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	33
3.63%, 02/15/31 (d)	85	69
Pacific Gas & Electric Company
4.95%, 07/01/50	450	371
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	74
PG&E Corporation
5.00%, 07/01/28 (j)	860	812
5.25%, 07/01/30	705	653
Puget Energy, Inc.
4.10%, 06/15/30	516	477
4.22%, 03/15/32	2,096	1,923
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	101	89
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,249
3.95%, 07/15/30 (d)	1,148	1,039
2.45%, 01/15/31	4,200	3,422
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	175
TransAlta Corporation
6.50%, 03/15/40	100	92
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	136
5.00%, 07/31/27 (d)	430	406
		18,892
Information Technology 1.1%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	232
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	32
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	80
Broadcom Inc.
1.95%, 02/15/28 (d)	271	236
2.45%, 02/15/31 (d)	2,938	2,405
2.60%, 02/15/33 (d)	2,342	1,837
3.50%, 02/15/41 (d)	1,862	1,410
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	176
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	58
4.88%, 07/01/29 (d)	60	54
Coherent Corp.
5.00%, 12/15/29 (d)	420	381
Dell International L.L.C.
5.45%, 06/15/23 (p)	300	300
5.85%, 07/15/25 (p)	182	185
6.02%, 06/15/26 (p)	250	257
6.10%, 07/15/27 (p)	334	351
6.20%, 07/15/30 (p)	289	304
Elastic N.V.
4.13%, 07/15/29 (d)	50	43
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	185	179
Entegris, Inc.
3.63%, 05/01/29 (d) (j)	250	216
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	102
Gartner, Inc.
3.75%, 10/01/30 (d)	95	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	169
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (j)	205	182
Minerva Merger Sub Inc
6.50%, 02/15/30 (d) (j)	350	284
Nokia Oyj
6.63%, 05/15/39	150	150
On Semiconductor Corporation
1.63%, 10/15/23 (l)	24	95
3.88%, 09/01/28 (d)	110	100
Open Text Corporation
3.88%, 02/15/28 (d)	105	94
3.88%, 12/01/29 (d)	285	240
Oracle Corporation
2.80%, 04/01/27	991	922
2.30%, 03/25/28	1,508	1,346
2.88%, 03/25/31	1,920	1,645
Qorvo, Inc.
4.38%, 10/15/29	265	244
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	500	486
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	100
Twilio Inc.
3.63%, 03/15/29	70	61
3.88%, 03/15/31	75	64
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (p)	185	159
Virtusa Corporation
7.13%, 12/15/28 (d)	55	44
		15,308
Materials 0.8%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	89
Antofagasta PLC
2.38%, 10/14/30 (d)	200	160
Aris Mining Corporation
6.88%, 08/09/26 (d)	150	122
ATI Inc.
5.88%, 12/01/27	391	382
4.88%, 10/01/29	45	41
5.13%, 10/01/31	30	27
Ball Corporation
3.13%, 09/15/31	140	116
Big River Steel LLC
6.63%, 01/31/29 (d)	220	220
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	20
6.99%, 02/20/32 (d)	95	72
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (d)	200	193
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (d) (e) (f) (h) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (k)	255	228
9.13%, (100, 03/14/28) (d) (k)	200	200
3.88%, 07/11/31 (d)	145	120
Cerdia Finanz GmbH
10.50%, 02/15/27 (d)	90	83
CF Industries, Inc.
4.95%, 06/01/43	5	4
5.38%, 03/15/44	525	474
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d)	100	92
4.88%, 03/01/31 (d) (j)	100	92
Commercial Metals Company
4.13%, 01/15/30	45	40
4.38%, 03/15/32	45	39
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	55	47
Compass Minerals International, Inc.
6.75%, 12/01/27 (d)	110	105
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	22
3.15%, 01/14/30 (d)	60	54
5.13%, 02/02/33 (d)	200	202
3.70%, 01/30/50 (d)	140	106
CSN Resources S.A.
5.88%, 04/08/32 (d) (j)	85	70
Diamond (BC) B.V.
4.63%, 10/01/29 (d) (j)	45	44
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	168
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	50	49
ERO Copper Corp.
6.50%, 02/15/30 (d)	330	288
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	50	50
6.88%, 03/01/26 - 10/15/27 (d)	300	291
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	151
Glatfelter Corporation
4.75%, 11/15/29 (d) (j)	75	50
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	97
INEOS Finance PLC
6.75%, 05/15/28 (d)	200	194
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d) (j)	145	140
JSW Steel Limited
3.95%, 04/05/27 (d)	200	173
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	242
LSB Industries, Inc.
6.25%, 10/15/28 (d)	190	169
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	95	94
Mercer International Inc.
5.13%, 02/01/29	100	86
Methanex Corporation
5.13%, 10/15/27	285	272
5.25%, 12/15/29	135	127
5.65%, 12/01/44	95	78
Mineral Resources Limited
8.00%, 11/01/27 (d)	140	144
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	117
Novelis Corporation
3.88%, 08/15/31 (d)	90	76
Nufarm Australia Limited
5.00%, 01/27/30 (d)	370	326
OCP S.A.
5.63%, 04/25/24 (d)	140	139
4.50%, 10/22/25 (d)	25	24
3.75%, 06/23/31 (d)	335	275
6.88%, 04/25/44 (d)	20	18
Olin Corporation
5.00%, 02/01/30	270	253
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	164
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (d)	125	112
2.88%, 05/11/31 (d)	70	56
POSCO Holdings Inc.
5.88%, 01/17/33 (d)	200	213
PT Freeport Indonesia
4.76%, 04/14/27 (d)	200	196
6.20%, 04/14/52 (d)	200	182
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (d)	130	128
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	84
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sasol Financing USA LLC
5.88%, 03/27/24	130	129
4.38%, 09/18/26	200	181
Sealed Air Corporation
6.13%, 02/01/28 (d)	105	106
Sibur Securities Designated Activity Company
0.00%, 07/08/25 (d) (e) (f) (h)	50	34
Stillwater Mining Company
4.00%, 11/16/26 (d)	140	125
4.50%, 11/16/29 (d)	60	49
The Chemours Company
5.38%, 05/15/27 (j)	490	454
5.75%, 11/15/28 (d)	515	463
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	80
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	211
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	100	83
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	300	289
5.63%, 08/15/29 (d)	90	76
7.38%, 03/01/31 (d)	35	35
		11,209
Total Corporate Bonds And Notes (cost $512,039)		461,573
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (i)	679	510
Series 2019-B-2, 4.46%, 10/16/26 (i)	220	69
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (i)	212	171
Series 2020-B-1A, 4.34%, 01/15/27 (i)	139	70
Aaset 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	737	619
Aaset 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,380	1,181
AASET 2022-1 LLC
Series 2022-A-1A, 6.00%, 05/16/29	1,780	1,738
Aimco CLO 11 Ltd
Series 2020-AR-11A, 5.92%, (3 Month USD LIBOR + 1.13%), 10/17/34 (g)	582	567
Aimco CLO 14 Ltd
Series 2021-A-14A, 5.80%, (3 Month USD LIBOR + 0.99%), 04/20/34 (g)	1,573	1,525
Aimco CLO Series 2018-B
Series 2018-AR-BA, 5.89%, (3 Month USD LIBOR + 1.10%), 01/15/32 (g)	571	563
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 5.95%, (3 Month USD LIBOR + 1.14%), 07/20/34 (g)	716	696
Allegro CLO XV, Ltd.
Series 2022-A-1A, 2.70%, (SOFR 90-Day Average + 1.50%), 07/20/35 (g)	893	875
AMMC CLO XI Limited
Series 2012-A1R2-11A, 5.81%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (g)	1,000	984
Ares LIV CLO Ltd
Series 2019-A-54A, 6.11%, (3 Month USD LIBOR + 1.32%), 10/15/32 (g)	778	766
Ares LIX CLO Ltd
Series 2021-A-59A, 5.85%, (3 Month USD LIBOR + 1.03%), 04/25/34 (g)	521	505
Ares LV CLO Ltd
Series 2020-A1R-55A, 5.92%, (3 Month USD LIBOR + 1.13%), 07/17/34 (g)	908	888
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 5.96%, (3 Month Term SOFR + 1.33%), 01/16/35 (g)	1,109	1,076
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.86%, (3 Month USD LIBOR + 1.07%), 04/17/34 (g)	2,135	2,073
Ares XXXIV CLO, Ltd.
Series 2015-AR2-2A, 6.04%, (3 Month USD LIBOR + 1.25%), 04/18/33 (g)	303	297
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	470
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,186
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	85
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (g)	100	78
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 5.98%, (1 Month Term SOFR + 1.15%), 01/16/24 (g)	617	593
Series 2022-B-DKLX, REMIC, 6.38%, (1 Month Term SOFR + 1.55%), 01/16/24 (g)	117	111
Series 2022-C-DKLX, REMIC, 6.98%, (1 Month Term SOFR + 2.15%), 01/16/24 (g)	100	95
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	82
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (g)	3,200	79
BANK 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (g)	3,815	3,973
BANK5 2023-5YR1
Series 2023-A2-5YR1, REMIC, 5.78%, 01/15/28	200	202
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	700	721
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 5.94%, (3 Month USD LIBOR + 1.15%), 10/15/36 (g)	589	573
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 6.03%, (3 Month USD LIBOR + 1.22%), 01/20/32 (g)	1,300	1,282
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.84%, (3 Month USD LIBOR + 1.02%), 04/25/34 (g)	1,146	1,116
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 5.93%, (3 Month Term SOFR + 1.30%), 01/17/35 (g)	1,132	1,102
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (g)	106	100
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.03%, 08/16/52 (g)	6,987	281
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (g)	4,929	153
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.27%, 07/17/54 (g)	2,087	144
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.92%, (3 Month USD LIBOR + 1.13%), 10/15/36 (g)	888	860
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 6.73%, (1 Month USD LIBOR + 2.05%), 11/15/28 (g)	592	588
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,096	948
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 6.73%, (1 Month Term SOFR + 1.90%), 04/15/24 (g)	2,225	2,138
Series 2022-B-OANA, REMIC, 7.27%, (1 Month Term SOFR + 2.45%), 04/15/24 (g)	591	564
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 5.78%, (3 Month USD LIBOR + 0.99%), 04/16/29 (g)	844	834
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.37%, (1 Month USD LIBOR + 0.69%), 11/15/38 (g)	1,203	1,150
Series 2021-B-PAC, REMIC, 5.58%, (1 Month USD LIBOR + 0.90%), 11/15/38 (g)	180	170

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2021-C-PAC, REMIC, 5.78%, (1 Month USD LIBOR + 1.10%), 11/15/38 (g)	241	224
Series 2021-D-PAC, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 11/15/38 (g)	234	215
Series 2021-E-PAC, REMIC, 6.63%, (1 Month USD LIBOR + 1.95%), 11/15/38 (g)	813	749
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 5.86%, (1 Month Term SOFR + 1.03%), 10/15/36 (g)	233	230
Series 2019-B-XL, REMIC, 6.02%, (1 Month Term SOFR + 1.19%), 10/15/36 (g)	376	369
Series 2019-C-XL, REMIC, 6.19%, (1 Month Term SOFR + 1.36%), 10/15/36 (g)	473	462
Series 2019-D-XL, REMIC, 6.39%, (1 Month Term SOFR + 1.56%), 10/15/36 (g)	670	653
Series 2019-E-XL, REMIC, 6.74%, (1 Month Term SOFR + 1.91%), 10/15/36 (g)	3,066	2,978
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.84%, (1 Month Term SOFR + 1.01%), 02/16/27 (g)	1,446	1,392
Series 2022-B-LP2, REMIC, 6.14%, (1 Month Term SOFR + 1.31%), 02/16/27 (g)	435	414
Series 2022-C-LP2, REMIC, 6.39%, (1 Month Term SOFR + 1.56%), 02/16/27 (g)	435	409
Series 2022-D-LP2, REMIC, 6.79%, (1 Month Term SOFR + 1.96%), 02/16/27 (g)	435	403
BX Trust 2022-GPA
Series 2022-A-GPA, REMIC, 6.73%, (1 Month Term SOFR + 2.17%), 08/15/24 (g)	652	644
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.32%, (1 Month Term SOFR + 1.49%), 04/15/24 (g)	1,118	1,092
Series 2022-B-IND, REMIC, 6.77%, (1 Month Term SOFR + 1.94%), 04/15/24 (g)	569	554
Series 2022-C-IND, REMIC, 7.12%, (1 Month Term SOFR + 2.29%), 04/15/24 (g)	129	124
Series 2022-D-IND, REMIC, 7.67%, (1 Month Term SOFR + 2.84%), 04/15/24 (g)	107	100
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	234	214
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 5.86%, (3 Month USD LIBOR + 1.05%), 04/20/34 (g)	6,596	6,372
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 5.91%, (3 Month USD LIBOR + 1.10%), 10/20/32 (g)	710	695
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 5.95%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	542	526
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.96%, (3 Month Term SOFR + 1.32%), 04/20/35 (g)	1,052	1,023
Cent CLO
Series 2022-A1-32A, 6.36%, (3 Month Term SOFR + 1.70%), 07/24/34 (g)	1,282	1,262
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,460	1,288
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (g)	470	446
CHC Commercial Mortgage Trust 2019-CHC
Series 2019-A-CHC, REMIC, 5.80%, (1 Month USD LIBOR + 1.12%), 06/17/24 (g)	1,439	1,393
Series 2019-B-CHC, REMIC, 6.18%, (1 Month USD LIBOR + 1.50%), 06/15/34 (g)	236	227
Series 2019-C-CHC, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 06/15/34 (g)	267	252
CIM Retail Portfolio Trust 2021-RETL
Series 2021-D-RETL, REMIC, 7.73%, (1 Month USD LIBOR + 3.05%), 08/15/23 (g)	122	120
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.04%, 08/11/56 (g)	3,443	152
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 5.98%, (3 Month USD LIBOR + 1.17%), 10/20/34 (g)	882	855
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 6.12%, (3 Month USD LIBOR + 1.31%), 01/20/34 (g)	1,720	1,682
Series 2021-A1-31A, 6.01%, (3 Month USD LIBOR + 1.20%), 04/20/34 (g)	1,270	1,232
COMM 2014-CCRE18 Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	176
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 5.91%, (1 Month USD LIBOR + 1.23%), 05/15/36 (g)	644	635
Series 2019-C-ICE4, REMIC, 6.11%, (1 Month USD LIBOR + 1.43%), 05/15/36 (g)	125	123
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	296	266
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 5.94%, (3 Month USD LIBOR + 1.15%), 10/15/35 (g)	798	774
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 5.39%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,176	1,143
Dryden 78 CLO Ltd
Series 2020-A-78A, 5.97%, (3 Month USD LIBOR + 1.18%), 04/18/33 (g)	600	589
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.01%, (3 Month USD LIBOR + 1.22%), 01/18/32 (g)	917	904
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.05%, (3 Month USD LIBOR + 1.13%), 02/20/35 (g)	457	443
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.19%, (SOFR 90-Day Average + 1.30%), 04/20/35 (g)	591	574
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.04%, (3 Month USD LIBOR + 1.25%), 01/17/34 (g)	270	264
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR-1A, 5.89%, (3 Month USD LIBOR + 1.10%), 04/15/31 (g)	646	635
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 5.94%, (3 Month USD LIBOR + 1.15%), 01/16/35 (g)	1,020	996
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.39%, (1 Month USD LIBOR + 0.70%), 11/15/23 (g)	1,641	1,571
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 07/17/23 (g)	556	539
Series 2021-B-ESH, REMIC, 6.06%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	317	307
Series 2021-C-ESH, REMIC, 6.38%, (1 Month USD LIBOR + 1.70%), 07/17/23 (g)	233	225
Series 2021-D-ESH, REMIC, 6.93%, (1 Month USD LIBOR + 2.25%), 07/17/23 (g)	470	447
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 5.95%, (3 Month USD LIBOR + 1.08%), 11/16/34 (g)	1,000	980
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 5.91%, (3 Month USD LIBOR + 1.11%), 07/19/34 (g)	651	636
Flatiron CLO Ltd
Series 2020-A-1A, 6.22%, (3 Month USD LIBOR + 1.30%), 11/21/33 (g)	1,494	1,468
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 10/15/36 (g)	710	671
Series 2021-B-IP, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 10/15/36 (g)	110	103
Series 2021-C-IP, REMIC, 6.23%, (1 Month USD LIBOR + 1.55%), 10/15/36 (g)	100	92
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.32%, (1 Month Term SOFR + 2.49%), 08/15/24 (g)	1,098	1,089
Invesco CLO Ltd
Series 2021-A-3A, 5.95%, (3 Month USD LIBOR + 1.13%), 10/23/34 (g)	621	603
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
KKR CLO 16 Ltd
Series 2022-A1-41A, 5.13%, (SOFR 90-Day Average + 1.33%), 12/31/35 (g)	1,373	1,344
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.38%, (1 Month USD LIBOR + 0.70%), 03/15/38 (g)	1,055	1,023
Series 2021-B-BMR, REMIC, 5.56%, (1 Month USD LIBOR + 0.88%), 03/15/38 (g)	255	243
Series 2021-C-BMR, REMIC, 5.78%, (1 Month USD LIBOR + 1.10%), 03/15/38 (g)	160	152
Series 2021-D-BMR, REMIC, 6.08%, (1 Month USD LIBOR + 1.40%), 03/15/38 (g)	223	211
Series 2021-E-BMR, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 03/15/38 (g)	195	181
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.12%, (1 Month Term SOFR + 1.30%), 05/15/24 (g)	2,042	1,989
Series 2022-B-BMR2, REMIC, 6.62%, (1 Month Term SOFR + 1.79%), 05/15/24 (g)	1,221	1,181
Series 2022-C-BMR2, REMIC, 6.92%, (1 Month Term SOFR + 2.09%), 05/15/24 (g)	684	658
Series 2022-D-BMR2, REMIC, 7.37%, (1 Month Term SOFR + 2.54%), 05/15/24 (g)	608	581
Lucali Limited
Series 2020-A-1A, 6.00%, (3 Month USD LIBOR + 1.21%), 01/18/33 (g)	640	631
Madison Park Funding LII Ltd
Series 2021-A-52A, 5.92%, (3 Month USD LIBOR + 1.10%), 01/22/35 (g)	994	961
Madison Park Funding Ltd
Series 2021-A-50A, 5.94%, (3 Month USD LIBOR + 1.14%), 04/19/34 (g)	1,340	1,311
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 5.74%, (3 Month USD LIBOR + 0.92%), 01/24/28 (g)	538	534
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 5.91%, (3 Month USD LIBOR + 1.12%), 07/17/34 (g)	653	638
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 6.02%, (3 Month USD LIBOR + 1.20%), 01/22/31 (g)	290	283
Magnetite CLO Ltd
Series 2021-A-30A, 5.95%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	1,072	1,044
Magnetite XXI, Limited
Series 2019-AR-21A, 5.83%, (3 Month USD LIBOR + 1.02%), 04/20/34 (g)	920	897
Magnetite XXIII Ltd
Series 2019-AR-23A, 5.95%, (3 Month USD LIBOR + 1.13%), 01/25/35 (g)	731	710
Magnetite XXIX, Limited
Series 2021-A-29A, 5.78%, (3 Month USD LIBOR + 0.99%), 01/17/34 (g)	1,150	1,129
Magnetite XXVII Ltd
Series 2020-AR-27A, 5.95%, (3 Month USD LIBOR + 1.14%), 10/20/34 (g)	250	243
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.38%, (1 Month USD LIBOR + 0.70%), 07/17/23 (g)	603	579
Milos CLO, Ltd.
Series 2017-AR-1A, 5.88%, (3 Month USD LIBOR + 1.07%), 10/21/30 (g)	902	891
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,095
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (g)	168	154
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (g)	161	144
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 12/15/36 (g)	900	852
Peace Park CLO Ltd
Series 2021-A-1A, 5.94%, (3 Month USD LIBOR + 1.13%), 10/20/34 (g)	898	878
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,417	1,376
Series 2022-A2I-1A, 3.25%, 12/07/26	681	596
Series 2022-A2II-1A, 4.01%, 12/07/26	609	493
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	640	541
Prima Capital CRE Securitization
Series 2021-A-9A, 6.30%, (1 Month USD LIBOR + 1.45%), 03/26/40 (g)	70	69
Prima Capital CRE Securitization 2021-1X
Series 2021-B-9A, 6.65%, (1 Month USD LIBOR + 1.80%), 03/26/40 (g)	313	305
Rockland Park Limited
Series 2021-A-1A, 5.93%, (3 Month USD LIBOR + 1.12%), 04/20/34 (g)	1,241	1,213
RR 7 Ltd
Series 2019-A1AB-7A, 6.00%, (3 Month Term SOFR + 1.34%), 01/15/37 (g)	1,141	1,123
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	617	510
Series 2020-B-1A, 4.34%, 03/15/27	234	170
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	846
Series 2020-2C-1, 1.88%, 01/15/26	365	329
Series 2020-2C-2, 2.33%, 01/15/28	279	248
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (i)	641	542
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 6.83%, (1 Month Term SOFR + 2.00%), 02/15/24 (g)	278	265
Series 2022-C-TFLM, REMIC, 7.48%, (1 Month Term SOFR + 2.65%), 02/15/24 (g)	145	136
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.42%, (1 Month USD LIBOR + 0.73%), 11/15/23 (g)	1,105	1,058
Series 2021-B-MFP, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 11/15/23 (g)	633	601
Series 2021-C-MFP, REMIC, 6.01%, (1 Month USD LIBOR + 1.33%), 11/15/23 (g)	393	370
Series 2021-D-MFP, REMIC, 6.26%, (1 Month USD LIBOR + 1.58%), 11/15/23 (g)	258	242
Stratus CLO 2022-1 Ltd
Series 2022-A-1A, 6.39%, (3 Month Term SOFR + 1.75%), 07/20/30 (g)	242	240
Symphony CLO XIX Ltd
Series 2018-A-19A, 5.75%, (3 Month USD LIBOR + 0.96%), 04/16/31 (g)	559	551
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 5.78%, (3 Month USD LIBOR + 0.98%), 04/19/34 (g)	1,153	1,120
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.89%, (3 Month USD LIBOR + 1.08%), 04/20/33 (g)	2,158	2,109
Symphony CLO XXXII
Series 2022-A1-32A, 5.97%, (3 Month Term SOFR + 1.32%), 04/23/35 (g)	1,176	1,158
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (i)	1,186	974
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (i)	909	734
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	978
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	52
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 5.94%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	1,175	1,146
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 5.96%, (3 Month USD LIBOR + 1.16%), 07/19/34 (g)	598	585
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 5.96%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,189	1,158
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	549
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.88%, (1 Month USD LIBOR + 1.20%), 05/15/24 (g)	688	648
Total Non-U.S. Government Agency Asset-Backed Securities (cost $129,281)		123,736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 6.8%
Industrials 1.6%
ADS Tactical, Inc.
2021 Term Loan B, 10.38%, (1 Month USD LIBOR + 5.75%), 03/04/28 (g)	135	124
Advantage Sales & Marketing, Inc.
2021 Term Loan, 9.29%, (3 Month USD LIBOR + 4.50%), 10/28/27 (g)	220	187
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 06/17/28 (g) (q)	9	9
2021 1st Lien Term Loan B, 8.48%, (1 Month Term SOFR + 3.75%), 06/17/28 (g)	159	153
Air Canada
2021 Term Loan B, 8.37%, (3 Month USD LIBOR + 3.50%), 07/27/28 (g)	109	109
Ali Group North America Corporation
2021 Term Loan B, 6.73%, (SOFR + 2.00%), 10/13/28 (g)	105	104
AlixPartners, LLP
2021 USD Term Loan B, 7.61%, (1 Month USD LIBOR + 2.75%), 02/04/28 (g)	117	117
Alliance Laundry Systems LLC
Term Loan B, 8.31%, (3 Month USD LIBOR + 3.50%), 09/30/27 (g)	193	191
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.47%, (SOFR + 3.75%), 05/04/28 (g)	336	319
Amentum Government Services Holdings LLC
Term Loan B, 8.17%, (1 Month USD LIBOR + 4.00%), 01/24/27 (g)	39	38
Term Loan B, 8.63%, (3 Month USD LIBOR + 4.00%), 01/24/27 (g)	117	114
2020 2nd Lien Term Loan, 13.90%, (3 Month USD LIBOR + 8.75%), 01/31/28 (g)	19	17
2020 2nd Lien Term Loan, 13.90%, (6 Month USD LIBOR + 8.75%), 01/31/28 (g)	36	33
2022 Term Loan, 8.76%, (3 Month Term SOFR + 4.00%), 02/07/29 (g)	169	165
2022 Term Loan, 9.03%, (3 Month Term SOFR + 4.00%), 02/07/29 (g)	189	185
American Airlines, Inc.
2021 Term Loan, 9.56%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	425	431
Amynta Agency Borrower Inc.
2023 Term Loan B, 9.99%, (3 Month Term SOFR + 5.00%), 02/14/28 (g)	110	105
Anticimex International AB
2021 USD Term Loan B1, 8.45%, (3 Month USD LIBOR + 3.50%), 07/21/28 (g)	1,020	1,005
2021 USD Incremental Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 11/16/28 (g)	44	44
APi Group DE, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 09/25/26 (g)	89	89
2021 Incremental Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 10/07/28 (g)	31	31
AppLovin Corporation
2018 Term Loan B, 7.94%, (Prime + 3.35%), 08/18/25 (g)	213	212
2021 Term Loan B, 7.69%, (3 Month Term SOFR + 3.10%), 10/25/28 (g)	45	44
APX Group, Inc.
2021 Term Loan B, 0.00%, (Prime + 2.25%), 07/01/28 (g) (q)	—	—
2021 Term Loan B, 8.25%, (Prime + 2.25%), 07/01/28 (g)	219	218
2021 Term Loan B, 10.00%, (Prime + 2.25%), 07/01/28 (g)	—	—
Archkey Solutions LLC
Term Loan, 9.88%, (3 Month USD LIBOR + 5.25%), 06/30/28 (g)	27	26
Term Loan, 9.88%, (1 Month USD LIBOR + 5.25%), 06/30/28 (g)	27	26
Artera Services, LLC
Incremental Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 03/06/25 (g)	138	116
AssuredPartners, Inc.
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 02/12/27 (g)	73	72
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 02/13/27 (g)	77	77
Atlas Air, Inc.
2023 Term Loan B, 9.13%, (3 Month Term SOFR + 4.25%), 02/09/30 (g)	45	42
BCPE Empire Holdings, Inc.
2019 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 06/11/26 (g)	54	53
2022 Incremental Term Loan, 9.34%, (1 Month Term SOFR + 4.63%), 06/11/26 (g)	109	107
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 06/12/26 (g)	123	120
Brand Energy & Infrastructure Services, Inc.
Term Loan, 9.06%, (3 Month USD LIBOR + 4.25%), 06/16/24 (g)	117	109
2017 Term Loan, 9.07%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (g)	474	441
BrightView Landscapes, LLC
2022 Term Loan B, 7.87%, (1 Month Term SOFR + 3.25%), 04/14/29 (g)	24	24
2022 Term Loan B, 7.93%, (3 Month Term SOFR + 3.25%), 04/14/29 (g)	125	122
Brookfield WEC Holdings Inc.
2021 Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 08/01/25 (g)	491	488
2022 Term Loan, 8.35%, (1 Month Term SOFR + 3.75%), 08/01/25 (g)	274	273
Brown Group Holding, LLC
2022 Incremental Term Loan B2, 8.37%, (1 Month Term SOFR + 3.75%), 06/09/29 (g)	11	11
2022 Incremental Term Loan B2, 8.43%, (3 Month Term SOFR + 3.75%), 06/09/29 (g)	29	29
Canister International Group Inc.
Term Loan B, 9.38%, (1 Month USD LIBOR + 4.75%), 12/21/26 (g)	121	121
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 02/07/26 (g)	170	169
2021 Incremental Term Loan, 8.37%, (1 Month Term SOFR + 3.75%), 12/30/28 (g)	99	99
CDK Global, Inc.
2022 USD Term Loan B, 9.08%, (3 Month Term SOFR + 4.50%), 06/09/29 (g)	464	462
Ceridian HCM Holding Inc.
2018 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 04/05/25 (g)	180	178
Chart Industries, Inc.
2022 Term Loan B, 8.48%, (3 Month Term SOFR + 3.75%), 12/08/29 (g)	150	149
CHG Healthcare Services Inc.
2021 Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 09/22/28 (g)	59	58
Clean Harbors Inc.
2021 Incremental Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 09/21/28 (g)	40	40
Congruex Group LLC
Term Loan, 10.58%, (3 Month Term SOFR + 5.75%), 04/26/29 (g) (o)	134	130
Corporation Service Company
Term Loan B, 7.97%, (SOFR + 3.25%), 08/10/29 (g)	86	86
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 9.41%, (SOFR + 4.75%), 04/20/27 (g)	131	129
2023 Incremental Term Loan, 10.14%, (SOFR + 5.25%), 04/27/27 (g)	70	69
Da Vinci Purchaser Corp.
2019 Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 12/10/26 (g)	218	205
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.37%, (1 Month Term SOFR + 3.75%), 03/05/27 (g)	121	117
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 12/31/24 (g)	15	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2022 Incremental Term Loan, 9.37%, (1 Month Term SOFR + 4.75%), 03/31/28 (g)	155	151
2021 2nd Lien Term Loan, 11.38%, (1 Month USD LIBOR + 6.75%), 03/18/29 (g)	75	66
Driven Holdings, LLC
Term Loan B, 7.76%, (1 Month USD LIBOR + 3.00%), 11/17/28 (g)	35	34
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 8.12%, (SOFR + 3.50%), 04/06/26 (g)	41	40
2020 Term Loan B1, 8.22%, (SOFR + 3.50%), 04/06/26 (g)	77	75
EAB Global, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 12/31/24 (g)	40	39
Echo Global Logistics, Inc.
Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 11/09/28 (g)	370	357
Elanco Animal Health Incorporated
Term Loan B, 6.41%, (1 Month USD LIBOR + 1.75%), 02/04/27 (g)	339	332
Electron BidCo Inc.
2021 Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 10/29/28 (g)	94	93
Employbridge Holding Company
2021 Term Loan B, 9.49%, (3 Month USD LIBOR + 4.75%), 07/16/28 (g)	143	119
Ensemble RCM, LLC
Term Loan, 8.53%, (SOFR + 3.75%), 07/24/26 (g)	146	146
Entegris, Inc.
2023 Term Loan B, 7.69%, (3 Month Term SOFR + 2.75%), 07/06/29 (g)	310	310
2023 Term Loan B, 7.69%, (1 Month Term SOFR + 2.75%), 07/06/29 (g)	85	85
EOS Finco Sarl
2022 USD Term Loan, 10.60%, (3 Month Term SOFR + 6.00%), 08/03/29 (g)	95	93
ERM Emerald US Inc.
USD Term Loan B1, 7.98%, (3 Month USD LIBOR + 3.25%), 06/24/26 (g)	43	42
USD Term Loan B1, 7.98%, (1 Month USD LIBOR + 3.25%), 06/24/26 (g)	6	6
Filtration Group Corporation
2018 1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 03/27/25 (g)	231	230
FinCo I LLC
2020 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 06/27/25 (g)	74	74
First Advantage Holdings, LLC
2021 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/31/27 (g)	66	65
First Student Bidco Inc
Term Loan C, 8.14%, (3 Month USD LIBOR + 3.00%), 07/12/28 (g)	44	43
Term Loan B, 8.14%, (3 Month USD LIBOR + 3.00%), 07/13/28 (g)	119	114
2022 Incremental Term Loan B, 8.68%, (3 Month Term SOFR + 4.00%), 07/21/28 (g)	47	46
2022 Incremental Term Loan C, 8.68%, (3 Month Term SOFR + 4.00%), 07/21/28 (g)	3	3
Focus Financial Partners, LLC
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 06/30/28 (g)	244	241
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 9.56%, (3 Month USD LIBOR + 4.75%), 02/24/26 (g)	249	240
2023 Incremental Term Loan, 9.70%, (SOFR + 4.75%), 03/10/26 (g)	80	77
Genesee & Wyoming Inc. (New)
Term Loan, 6.73%, (3 Month USD LIBOR + 2.00%), 10/29/26 (g)	82	82
Griffon Corporation
Term Loan B, 7.55%, (1 Month Term SOFR + 2.50%), 01/24/29 (g)	204	203
Groupe Solmax Inc.
Term Loan, 9.48%, (3 Month USD LIBOR + 4.75%), 12/30/24 (g)	100	88
Harbourvest Partners, LLC
2018 Term Loan B, 7.08%, (3 Month USD LIBOR + 2.25%), 02/21/25 (g)	137	137
Harland Clarke Holdings Corp.
Term Loan B7, 9.48%, (3 Month USD LIBOR + 4.75%), 10/31/23 (g)	14	13
Hexion Holdings Corporation
2022 USD Term Loan, 9.05%, (SOFR + 4.50%), 03/02/29 (g)	328	292
2022 USD 2nd Lien Term Loan, 12.30%, (SOFR + 7.44%), 02/09/30 (g)	50	41
HighTower Holdings LLC
2021 Term Loan B, 8.82%, (3 Month USD LIBOR + 4.00%), 04/08/26 (g)	168	158
Hunter Holdco 3 Limited
USD Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 08/05/28 (g)	172	168
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 12/14/28 (g)	69	65
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.00%, (3 Month Term SOFR + 2.25%), 06/16/28 (g)	379	378
Indy US Bidco, LLC
2021 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/06/28 (g) (n)	56	47
2021 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/06/28 (g)	32	27
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 6.47%, (SOFR + 1.75%), 02/05/27 (g)	112	111
KNS Acquisition Corp.
Term Loan, 10.42%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	121	106
KUEHG Corp.
2018 Incremental Term Loan, 8.48%, (3 Month USD LIBOR + 3.75%), 02/21/25 (g)	236	231
LaserShip, Inc.
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 04/30/28 (g)	99	83
LBM Acquisition LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 12/08/27 (g)	78	74
LCPR Loan Financing LLC
2021 Term Loan B, 8.43%, (1 Month USD LIBOR + 3.75%), 09/25/28 (g)	65	64
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 13.23%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	2	2
2020 Incremental Term Loan, 13.30%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	36	35
2020 Incremental Term Loan, 13.45%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	36	35
Les Schwab Tire Centers
Term Loan B, 8.06%, (3 Month USD LIBOR + 3.25%), 10/26/27 (g)	152	150
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 9.73%, (SOFR + 5.00%), 10/22/28 (g)	57	46
Madison IAQ LLC
Term Loan, 8.30%, (6 Month USD LIBOR + 3.25%), 06/15/28 (g)	202	192
MajorDrive Holdings IV LLC
Term Loan B, 8.96%, (3 Month USD LIBOR + 4.00%), 05/12/28 (g)	58	55
MHI Holdings,LLC
Term Loan B, 9.63%, (1 Month USD LIBOR + 5.00%), 09/18/26 (g)	101	101
Midas Intermediate Holdco II, LLC
2022 PIK Term Loan, 13.11%, (1 Month Term SOFR + 8.35%), 06/30/27 (g) (n)	92	75
Mileage Plus Holdings LLC
2020 Term Loan B, 10.21%, (3 Month USD LIBOR + 5.25%), 12/31/23 (g)	179	185
Neptune Bidco US Inc
2022 USD Term Loan B, 9.74%, (SOFR + 5.00%), 04/11/29 (g)	765	687

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Oscar AcquisitionCo, LLC
Term Loan B, 9.18%, (3 Month Term SOFR + 4.50%), 04/29/29 (g)	279	269
Osmose Utilities Services, Inc.
Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 06/18/28 (g)	10	10
Parexel International Corporation
2021 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 08/10/28 (g)	401	396
Pathway Vet Alliance LLC
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/31/27 (g)	240	210
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 7.98%, (3 Month Term SOFR + 3.25%), 02/25/28 (g)	87	85
Pike Corporation
2021 Incremental Term Loan B, 7.64%, (1 Month USD LIBOR + 3.00%), 01/15/28 (g)	101	100
2022 Term Loan B, 8.12%, (SOFR + 3.50%), 01/21/28 (g)	85	84
PRA Health Sciences, Inc.
US Term Loan, 7.00%, (3 Month USD LIBOR + 2.25%), 06/16/28 (g)	100	100
Red Planet Borrower, LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	103	72
Red Ventures, LLC
2020 Term Loan B2, 9.25%, (1 Month Term SOFR + 3.00%), 11/08/24 (g)	103	102
2023 Term Loan B, 7.66%, (3 Month Term SOFR + 3.00%), 02/24/30 (g)	25	25
Rockwood Service Corporation
2020 Term Loan, 8.88%, (1 Month USD LIBOR + 4.25%), 12/21/26 (g)	156	155
Runner Buyer, Inc.
2021 Term Loan B, 10.45%, (3 Month USD LIBOR + 5.50%), 10/08/28 (g)	69	51
Sabert Corporation
Term Loan B, 9.19%, (1 Month USD LIBOR + 4.50%), 11/22/26 (g)	176	175
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.56%, (3 Month USD LIBOR + 3.75%), 09/16/27 (g)	233	241
Smyrna Ready Mix Concrete, LLC
Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 03/24/29 (g)	164	163
Spin Holdco Inc.
2021 Term Loan, 8.99%, (3 Month USD LIBOR + 4.00%), 02/26/28 (g)	740	618
SRS Distribution Inc.
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 05/20/28 (g)	340	328
2022 Incremental Term Loan, 7.97%, (SOFR + 3.25%), 06/02/28 (g)	95	91
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 10.78%, (3 Month Term SOFR + 6.00%), 03/24/28 (g)	89	85
Standard Industries Inc.
2021 Term Loan B, 7.12%, (1 Month USD LIBOR + 2.25%), 08/05/28 (g)	75	75
Tempo Acquisition LLC
2022 Term Loan B, 7.62%, (SOFR + 3.00%), 08/31/28 (g) (n)	304	304
Tiger Acquisition, LLC
2021 Term Loan, 7.97%, (SOFR + 3.25%), 05/21/28 (g)	108	105
Trans Union, LLC
2019 Term Loan B5, 6.38%, (1 Month USD LIBOR + 1.75%), 11/13/26 (g)	116	115
2021 Term Loan B6, 6.88%, (1 Month USD LIBOR + 2.25%), 11/16/28 (g)	221	219
TransDigm, Inc.
Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 12/09/25 (g)	825	823
2022 Term Loan H, 7.79%, (3 Month Term SOFR + 3.25%), 02/28/27 (g)	50	50
2023 Term Loan I, 7.82%, (3 Month Term SOFR + 3.25%), 08/10/28 (g)	152	152
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.48%, (3 Month USD LIBOR + 1.50%), 02/28/25 (g) (n)	115	117
2021 Consented Term Loan, 10.16%, (3 Month Term SOFR + 1.75%), 05/29/26 (g) (n)	91	51
Triton Water Holdings, Inc
Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 03/16/28 (g)	365	326
U.S. Silica Company
2023 Term Loan B, 0.00%, (SOFR + 4.75%), 03/16/30 (g) (q)	110	107
United Airlines, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 3.75%), 04/14/28 (g)	382	379
USIC Holdings, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 05/06/28 (g)	103	100
Vaco Holdings, LLC
2022 Term Loan, 9.73%, (3 Month Term SOFR + 5.00%), 01/07/29 (g)	59	58
Verscend Holding Corp.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 08/27/25 (g)	347	346
Vertical US Newco Inc
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (g)	38	37
VM Consolidated, Inc.
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 03/19/28 (g)	168	168
White Cap Buyer LLC
Term Loan B, 8.37%, (1 Month Term SOFR + 3.75%), 10/08/27 (g)	152	150
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 7.48%, (3 Month USD LIBOR + 2.75%), 03/31/28 (g)	134	126
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/22/28 (g) (q)	95	91
2021 1st Lien Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 07/22/28 (g)	123	119
		22,636
Communication Services 1.4%
19th Holdings Golf, LLC
2022 Term Loan B, 7.80%, (SOFR + 3.00%), 01/27/29 (g)	207	192
A&V Holdings Midco, LLC
2020 Term Loan B, 10.10%, (3 Month USD LIBOR + 5.38%), 03/10/27 (g)	170	166
AIT Worldwide Logistics, Inc
2021 Term Loan, 9.56%, (3 Month USD LIBOR + 4.75%), 04/01/28 (g)	168	162
Allen Media, LLC
2021 Term Loan B, 10.23%, (3 Month USD LIBOR + 5.50%), 02/10/27 (g) (n)	432	374
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 07/30/28 (g)	166	165
Altice Financing SA
2022 USD Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 10/31/27 (g)	70	69
Altice France S.A.
2023 USD Term Loan B14, 10.17%, (SOFR + 5.50%), 08/31/28 (g)	1,175	1,116
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.13%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	51	49
High-Yield Term Loan B2, 10.13%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	175	170
Arcis Golf LLC
Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 11/24/28 (g) (o)	153	152
Bally's Corporation
2021 Term Loan B, 7.96%, (1 Month USD LIBOR + 3.25%), 08/05/28 (g)	162	155
Cablevision Lightpath LLC
Term Loan B, 7.93%, (1 Month USD LIBOR + 3.25%), 09/15/27 (g)	49	48

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 10/30/26 (g)	367	366
Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 10/31/26 (g)	111	111
Carnival Corporation
USD Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 06/29/25 (g)	131	129
2021 Incremental Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 10/08/28 (g)	351	343
Charter Communications Operating, LLC
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (g)	830	822
Ciena Corporation
2023 Term Loan B, 7.19%, (SOFR + 2.50%), 01/13/30 (g)	55	55
City Football Group Limited
Term Loan, 7.78%, (1 Month USD LIBOR + 3.00%), 07/08/28 (g)	583	555
CMG Media Corporation
2021 Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 12/17/26 (g)	379	334
CommScope, Inc.
2019 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 02/07/26 (g)	439	421
Connect Finco Sarl
2021 Term Loan B, 8.14%, (1 Month USD LIBOR + 3.50%), 12/11/26 (g)	81	81
Consolidated Communications, Inc.
2021 Term Loan B, 8.19%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	331	260
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 6.93%, (1 Month USD LIBOR + 2.25%), 01/22/28 (g)	245	237
2021 Term Loan B6, 7.68%, (1 Month USD LIBOR + 3.00%), 09/23/29 (g)	55	54
Crown Finance US, Inc.
2022 DIP Term Loan, 14.67%, (SOFR + 10.00%), 09/09/23 (g)	12	12
2022 DIP Term Loan, 15.12%, (3 Month Term SOFR + 10.00%), 09/09/23 (g)	144	145
2018 USD Term Loan, 4.00%, (3 Month USD LIBOR + 2.50%), 02/05/25 (g)	281	41
CSC Holdings, LLC
2022 Term Loan B6, 9.33%, (1 Month Term SOFR + 4.50%), 01/17/28 (g)	512	473
Diamond Sports Group, LLC
2022 First Priority Term Loan, 12.78%, (SOFR + 8.15%), 05/19/26 (g)	55	52
2022 2nd Lien Term Loan , 8.03%, (3 Month Term SOFR + 3.25%), 08/24/26 (g) (n)	581	31
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (g)	157	151
Dotdash Meredith Inc
Term Loan B, 8.77%, (1 Month Term SOFR + 4.00%), 11/23/28 (g)	322	289
Fertitta Entertainment, LLC
2022 Term Loan B, 8.62%, (SOFR + 4.00%), 01/13/29 (g) (n)	1,826	1,794
Fluidra, S.A.
2022 USD Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 01/21/29 (g)	177	175
Formula One Holdings Limited.
Term Loan B, 7.87%, (SOFR + 3.25%), 01/15/30 (g)	305	305
Frontier Communications Corp.
2021 1st Lien Term Loan, 8.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (g)	569	539
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 7.86%, (1 Month USD LIBOR + 3.00%), 06/10/24 (g)	477	475
Gray Television, Inc.
2021 Term Loan D, 7.66%, (1 Month USD LIBOR + 3.00%), 10/27/28 (g)	198	192
Great Outdoors Group, LLC
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 02/26/28 (g)	3,019	2,976
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 8.63%, (1 Month USD LIBOR + 4.00%), 10/08/27 (g)	172	169
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.44%, (6 Month USD LIBOR + 2.50%), 03/16/27 (g)	93	93
Herschend Entertainment Company, LLC
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/18/28 (g)	54	54
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (g)	1,126	1,112
Level 3 Financing Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/27 (g)	192	161
Maxar Technologies Ltd.
2022 Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 06/09/29 (g)	119	119
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.13%, (1 Month USD LIBOR + 2.50%), 06/13/26 (g)	156	156
Northwest Fiber, LLC
2021 Term Loan, 8.62%, (SOFR + 3.75%), 04/30/27 (g)	170	164
Radiate Holdco, LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/25/26 (g)	326	265
Scientific Games Holdings LP
2022 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 02/03/29 (g)	249	245
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 7.69%, (1 Month USD LIBOR + 3.00%), 08/12/28 (g)	84	83
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (g)	298	211
2017 2nd Lien Term Loan, 13.08%, (3 Month USD LIBOR + 8.25%), 06/30/25 (g)	150	81
Sinclair Television Group Inc.
Term Loan B2B, 7.14%, (1 Month USD LIBOR + 2.50%), 07/18/26 (g)	87	79
2022 Term Loan B4, 8.47%, (1 Month Term SOFR + 3.75%), 04/13/29 (g)	74	67
SP PF Buyer LLC
Term Loan, 9.13%, (1 Month USD LIBOR + 4.50%), 12/14/25 (g)	122	74
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 7.73%, (1 Month USD LIBOR + 3.00%), 08/14/26 (g)	177	177
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 06/29/25 (g)	252	251
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (g)	184	184
Topgolf Callaway Brands Corp.
Term Loan B, 8.26%, (3 Month Term SOFR + 3.50%), 03/14/30 (g)	265	263
UFC Holdings, LLC
2021 Term Loan B, 7.57%, (3 Month USD LIBOR + 2.75%), 04/29/26 (g)	93	92
Univision Communications Inc.
2021 First Lien Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 03/15/26 (g)	148	147
2022 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 05/06/28 (g)	475	465
2022 First Lien Term Loan B, 8.83%, (3 Month Term SOFR + 4.25%), 06/10/29 (g)	60	59
Virgin Media Bristol LLC
USD Term Loan N, 7.18%, (1 Month USD LIBOR + 2.50%), 10/03/27 (g)	286	281
Windstream Services, LLC
2020 Exit Term Loan B, 0.00%, (SOFR + 6.25%), 08/24/27 (g) (q)	100	91
2020 Exit Term Loan B, 10.97%, (SOFR + 6.25%), 08/24/27 (g)	185	168
		19,547

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Information Technology 1.2%
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.50%), 09/19/26 (g)	120	120
Aptean, Inc.
2019 Term Loan, 8.97%, (3 Month USD LIBOR + 4.25%), 04/23/26 (g)	153	146
Arches Buyer Inc.
2021 Term Loan B, 7.97%, (SOFR + 3.25%), 12/06/27 (g)	101	95
Ascend Learning, LLC
2021 Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 11/18/28 (g)	584	538
2021 2nd Lien Term Loan, 10.47%, (SOFR + 5.75%), 11/18/29 (g)	10	9
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (g) (q)	101	95
2022 Term Loan B, 8.26%, (1 Month Term SOFR + 3.50%), 01/27/29 (g)	825	771
AZZ Inc.
Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 05/06/29 (g)	198	198
ConnectWise, LLC
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 09/23/28 (g)	283	273
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month USD LIBOR + 3.50%), 04/14/28 (g)	509	433
DCert Buyer, Inc.
2019 Term Loan B, 8.70%, (SOFR + 4.00%), 07/31/26 (g)	465	455
2021 2nd Lien Term Loan, 11.70%, (3 Month USD LIBOR + 7.00%), 02/16/29 (g)	140	129
ECL Entertainment, LLC
Term Loan, 12.23%, (1 Month USD LIBOR + 7.50%), 03/31/28 (g)	79	78
Epicor Software Corporation
2020 Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 07/21/27 (g)	216	212
Esdec Solar Group B.V.
Term Loan B, 8.92%, (3 Month USD LIBOR + 4.75%), 08/23/28 (g)	119	117
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.33%, (3 Month USD LIBOR + 3.50%), 04/26/24 (g)	384	358
USD 2nd Lien Term Loan , 12.08%, (3 Month USD LIBOR + 7.25%), 04/27/25 (g)	55	44
Flexera Software LLC
2021 Term Loan B, 8.39%, (1 Month USD LIBOR + 3.75%), 01/26/28 (g)	157	154
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (g) (q)	25	24
Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 08/17/27 (g)	775	738
Galaxy US Opco Inc.
Term Loan, 9.37%, (1 Month Term SOFR + 4.75%), 04/19/29 (g)	89	79
Go Daddy Operating Company, LLC
2021 Term Loan B4, 6.63%, (1 Month USD LIBOR + 2.00%), 08/10/27 (g)	122	121
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 10/21/29 (g)	183	183
GT Polaris, Inc.
2021 Term Loan, 8.58%, (3 Month USD LIBOR + 3.75%), 09/24/27 (g)	127	119
GTT Communications, Inc.
2022 Opco Term Loan, 11.72%, (SOFR + 7.10%), 12/30/27 (g)	100	80
2022 Holdco Term Loan, 13.42%, (1 Year USD LIBOR + 9.00%), 06/30/28 (g)	79	40
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 8.73%, (3 Month Term SOFR + 4.00%), 12/31/24 (g)	74	72
Imprivata, Inc
Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 11/24/27 (g)	123	119
ION Trading Finance Limited
2021 USD Term Loan, 9.48%, (3 Month USD LIBOR + 4.75%), 03/26/28 (g)	409	385
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 7.63%, (SOFR + 3.00%), 10/15/27 (g) (n)	158	157
McAfee, LLC
2022 USD Term Loan B, 8.52%, (1 Month Term SOFR + 3.75%), 02/03/29 (g)	282	264
MH Sub I, LLC
2017 1st Lien Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/09/24 (g)	231	227
2020 Incremental Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/15/24 (g)	370	364
2021 2nd Lien Term Loan, 10.87%, (SOFR + 6.25%), 02/12/29 (g)	100	91
MKS Instruments, Inc.
2022 USD Term Loan B, 7.61%, (1 Month Term SOFR + 2.75%), 04/08/29 (g)	323	321
Motus, LLC
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 11/02/28 (g)	45	42
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 7.89%, (1 Month USD LIBOR + 3.25%), 09/04/25 (g)	24	24
NortonLifeLock Inc.
2022 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 01/28/29 (g)	562	556
Open Text Corporation
2022 Term Loan B, 0.00%, (SOFR + 3.50%), 11/16/29 (g) (q)	41	41
2022 Term Loan B, 8.33%, (SOFR + 3.50%), 11/16/29 (g)	370	369
Park Place Technologies, LLC
2020 Term Loan, 9.72%, (1 Month Term SOFR + 5.00%), 11/10/27 (g)	196	187
Patagonia Holdco LLC
Term Loan B1, 10.47%, (3 Month Term SOFR + 5.75%), 08/01/29 (g) (n)	211	174
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (g)	912	899
Polaris Newco LLC
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 06/03/28 (g)	707	643
Project Boost Purchaser, LLC
2019 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 05/22/26 (g)	54	53
Proofpoint, Inc.
1st Lien Term Loan, 7.88%, (3 Month USD LIBOR + 3.25%), 06/09/28 (g)	385	376
Rackspace Technology Global, Inc.
2021 Term Loan B, 7.59%, (3 Month USD LIBOR + 2.75%), 02/02/28 (g)	334	178
RealPage, Inc
1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/28 (g)	335	324
Renaissance Holding Corp.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 05/21/25 (g) (q)	320	311
2018 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 05/21/25 (g)	172	167
2022 Incremental Term Loan, 9.23%, (1 Month Term SOFR + 4.50%), 03/17/29 (g)	75	74
Roper Industrial Products Investment Company LLC
USD Term Loan , 8.93%, (SOFR + 4.50%), 11/22/29 (g)	75	74
Sophia, L.P.
2021 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 10/07/27 (g)	289	286
2022 Incremental Term Loan B, 8.87%, (SOFR + 4.25%), 10/07/27 (g)	30	29
SS&C European Holdings Sarl
2018 Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	201	201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SS&C Technologies Inc.
2018 Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	227	226
2018 Term Loan B5, 6.38%, (1 Month USD LIBOR + 1.75%), 04/15/25 (g)	111	111
TTM Technologies, Inc.
2017 Term Loan, 7.17%, (1 Month USD LIBOR + 2.50%), 09/28/24 (g)	84	84
Uber Technologies, Inc.
2023 Term Loan B, 7.66%, (3 Month Term SOFR + 2.75%), 02/27/30 (g)	594	592
Ultimate Software Group Inc (The)
Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 04/08/26 (g)	232	227
2021 Term Loan, 8.03%, (3 Month USD LIBOR + 3.25%), 05/03/26 (g)	902	877
2021 2nd Lien Term Loan, 10.03%, (3 Month USD LIBOR + 5.25%), 05/03/27 (g)	205	196
Veritas US Inc.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 09/01/25 (g) (q)	50	38
2021 USD Term Loan B, 9.73%, (3 Month USD LIBOR + 5.00%), 09/01/25 (g)	120	91
Vertiv Group Corporation
2021 Term Loan B, 7.42%, (1 Month USD LIBOR + 2.75%), 03/02/27 (g)	330	323
Virgin Pulse, Inc.
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 03/30/28 (g)	178	146
VS Buyer, LLC
Term Loan B, 7.70%, (3 Month USD LIBOR + 3.00%), 02/19/27 (g)	293	290
Zayo Group Holdings, Inc.
USD Term Loan , 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/27 (g)	530	430
2022 USD Incremental Term Loan B, 8.87%, (1 Month Term SOFR + 4.25%), 03/09/27 (g)	208	163
Zelis Healthcare Corporation
2021 Term Loan, 8.34%, (1 Month USD LIBOR + 3.50%), 09/30/26 (g) (n)	225	224
		16,635
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 11/14/26 (g)	242	239
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (g) (q)	325	320
2021 Term Loan B1, 8.22%, (SOFR + 3.50%), 12/08/28 (g)	267	263
2023 Delayed Draw Term Loan, 8.96%, (3 Month Term SOFR + 4.00%), 12/21/28 (g)	98	96
2023 Term Loan B2, 9.41%, (3 Month Term SOFR + 4.00%), 12/21/28 (g)	297	294
2021 2nd Lien Term Loan, 10.72%, (SOFR + 6.00%), 12/10/29 (g)	60	55
Academy, Ltd.
2021 Term Loan, 8.41%, (1 Month USD LIBOR + 3.75%), 11/05/27 (g)	146	146
ACProducts, Inc.
2021 Term Loan B, 8.98%, (6 Month USD LIBOR + 4.25%), 05/17/28 (g)	148	117
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 05/17/28 (g)	49	39
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 4.25%), 06/30/28 (g) (q)	130	103
Adtalem Global Education Inc.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 02/11/28 (g)	116	116
American Trailer World Corp.
Term Loan B, 8.47%, (1 Month Term SOFR + 3.75%), 02/17/28 (g)	202	175
Apro, LLC
2021 Term Loan, 8.56%, (3 Month USD LIBOR + 3.75%), 11/14/26 (g)	156	152
Aramark Services, Inc.
2019 Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 12/04/26 (g)	117	115
2021 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 04/06/28 (g)	85	85
At Home Group Inc.
Term Loan B, 9.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	139	108
Bombardier Recreational Products, Inc.
2020 Term Loan, 6.63%, (1 Month USD LIBOR + 2.00%), 05/24/27 (g)	54	52
2022 Incremental Term Loan B, 8.12%, (SOFR + 3.50%), 12/08/29 (g)	145	144
Byju's Alpha, Inc.
Term Loan B, 12.93%, (3 Month USD LIBOR + 8.00%), 11/05/26 (g)	158	128
Caesars Entertainment Corp
Term Loan B, 7.97%, (SOFR + 3.25%), 01/25/30 (g)	945	939
Canada Goose Inc.
2021 Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 10/07/27 (g)	64	62
Clarios Global LP
2021 USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/26 (g)	127	126
Conair Holdings, LLC
Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 05/13/28 (g)	153	139
Crocs, Inc.
Term Loan B, 7.80%, (SOFR + 3.50%), 01/27/29 (g)	511	509
CWGS Group, LLC
2021 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	27	25
2021 Term Loan B, 7.21%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	338	311
Dave & Buster's, Inc.
2022 Term Loan B, 9.75%, (1 Month Term SOFR + 5.00%), 06/23/29 (g)	95	94
EG America LLC
2018 USD Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 02/06/25 (g)	444	424
Empire Today, LLC
2021 Term Loan B, 9.71%, (1 Month USD LIBOR + 5.00%), 04/01/28 (g)	79	61
Flynn Restaurant Group LP
2021 Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 11/22/28 (g)	44	43
Four Seasons Hotels Limited
2022 Term Loan B, 7.97%, (SOFR + 3.25%), 11/30/29 (g)	210	210
Global Education Management Systems Establishment
Term Loan, 9.95%, (3 Month USD LIBOR + 5.00%), 07/30/26 (g)	213	213
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (g)	204	205
Hanesbrands, Inc.
2023 Term Loan B, 8.47%, (3 Month Term SOFR + 3.75%), 02/14/30 (g)	75	75
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 10/19/27 (g)	102	99
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 05/20/28 (g)	662	661
J&J Ventures Gaming, LLC
Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 04/07/28 (g)	109	105
Jo-Ann Stores, Inc.
2021 Term Loan B1, 9.57%, (3 Month USD LIBOR + 4.75%), 06/30/28 (g)	89	48
LHS Borrower, LLC
2022 Term Loan B, 9.47%, (SOFR + 4.75%), 02/02/29 (g)	33	27
LIDS Holdings, Inc.
Term Loan, 10.39%, (3 Month Term SOFR + 5.50%), 12/03/26 (g) (o)	140	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 08/29/25 (g)	193	191
Mattress Firm Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 09/21/28 (g) (q)	98	91
2021 Term Loan B, 9.39%, (3 Month USD LIBOR + 4.25%), 09/21/28 (g)	95	88
Michaels Companies, Inc.
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 04/08/28 (g)	187	171
Motel 6
Term Loan B, 9.72%, (1 Month USD LIBOR + 5.00%), 09/09/26 (g)	59	58
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 13.27%, (3 Month USD LIBOR + 8.25%), 06/02/26 (g)	69	59
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.13%, (1 Month USD LIBOR + 6.50%), 03/01/26 (g)	118	106
Pacific Bells, LLC
Term Loan B, 9.34%, (1 Month USD LIBOR + 4.50%), 10/12/28 (g)	143	138
PCI Gaming Authority
Term Loan, 7.13%, (1 Month USD LIBOR + 2.50%), 05/15/26 (g)	69	69
Penn National Gaming, Inc.
2022 Term Loan B, 7.47%, (1 Month Term SOFR + 2.75%), 04/13/29 (g)	65	64
Pilot Travel Centers LLC
2021 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 07/29/28 (g)	252	251
Playa Resorts Holding B.V.
2022 Term Loan B, 8.99%, (1 Month Term SOFR + 4.25%), 11/22/28 (g)	110	109
Power Stop, LLC
2022 Term Loan, 9.38%, (3 Month USD LIBOR + 4.75%), 01/26/29 (g)	233	164
RC Buyer, Inc.
2021 Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 07/28/28 (g)	54	50
Restoration Hardware, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 10/15/28 (g)	128	120
2022 Incremental Term Loan, 7.97%, (1 Month Term SOFR + 3.25%), 10/20/28 (g)	423	397
RVR Dealership Holdings, LLC
Term Loan B, 8.55%, (SOFR + 3.75%), 02/08/28 (g)	65	55
Scientific Games International, Inc.
2022 USD Term Loan, 7.96%, (1 Month Term SOFR + 3.00%), 04/07/29 (g)	263	261
Solis IV BV
USD Term Loan B1, 8.37%, (3 Month Term SOFR + 3.50%), 02/09/29 (g)	756	677
Station Casinos LLC
2020 Term Loan B, 7.08%, (1 Month USD LIBOR + 2.25%), 01/30/27 (g)	306	303
Sweetwater Borrower, LLC
Term Loan B, 8.94%, (1 Month USD LIBOR + 4.25%), 12/31/24 (g)	169	160
TGP Holdings III, LLC
2021 Term Loan, 8.08%, (3 Month USD LIBOR + 3.25%), 06/24/28 (g)	58	46
Tory Burch LLC
Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 04/14/28 (g)	207	192
Truck Hero, Inc.
2021 Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 01/20/28 (g)	123	108
Victoria's Secret & Co.
Term Loan B, 8.24%, (3 Month USD LIBOR + 3.25%), 06/30/28 (g)	153	151
Weber-Stephen Products LLC
Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 10/20/27 (g)	100	86
WH Borrower, LLC
Term Loan, 9.80%, (SOFR + 5.50%), 02/09/27 (g)	144	140
2023 Incremental Term Loan, 10.16%, (SOFR + 5.50%), 02/15/27 (g)	180	176
Whatabrands LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 07/21/28 (g)	354	350
Wyndham Hotels & Resorts, Inc.
Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/29/25 (g)	150	150
		12,235
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 01/30/27 (g)	498	481
2021 First Lien Term Loan B, 0.00%, (1 Month USD LIBOR + 4.25%), 02/15/27 (g) (q)	35	34
2021 First Lien Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 02/15/27 (g)	312	305
2022 Incremental Term Loan, 10.45%, (SOFR + 5.75%), 02/15/27 (g)	190	188
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.28%, (1 Month USD LIBOR + 3.50%), 11/06/27 (g)	467	461
AmWINS Group, Inc.
2021 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 02/16/28 (g)	226	223
2023 Incremental Term Loan B, 7.41%, (1 Month Term SOFR + 2.75%), 02/19/28 (g)	70	69
Aretec Group, Inc.
2023 Incremental Term Loan, 0.00%, (SOFR + 4.50%), 03/08/30 (g) (q)	50	49
Asurion LLC
2020 Term Loan B8, 0.00%, (1 Month USD LIBOR + 3.25%), 12/31/23 (g) (q)	110	102
2020 Term Loan B8, 7.88%, (1 Month USD LIBOR + 3.25%), 12/31/23 (g)	1,312	1,214
2021 Term Loan B9, 7.88%, (1 Month USD LIBOR + 3.25%), 02/05/28 (g)	162	148
2021 2nd Lien Term Loan B3, 9.88%, (1 Month USD LIBOR + 5.25%), 02/05/28 (g)	375	311
2022 Term Loan B10, 8.68%, (3 Month Term SOFR + 4.00%), 08/16/28 (g)	183	168
2023 Term Loan B11, 8.91%, (3 Month Term SOFR + 4.25%), 08/19/28 (g)	55	51
2021 Second Lien Term Loan B4, 9.88%, (1 Month USD LIBOR + 5.25%), 01/15/29 (g)	145	119
Avis Budget Car Rental, LLC
2022 Term Loan C, 8.22%, (1 Month Term SOFR + 3.50%), 03/15/29 (g)	79	79
AVSC Holding Corp.
2020 Term Loan B1, 8.31%, (3 Month USD LIBOR + 3.50%), 12/05/25 (g)	173	165
Broadstreet Partners, Inc.
2021 Term Loan B2, 7.88%, (1 Month USD LIBOR + 3.25%), 01/27/27 (g)	49	48
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.10%, (SOFR + 5.25%), 02/03/28 (g)	70	67
Citadel Securities LP
2021 Term Loan B, 7.06%, (SOFR + 2.50%), 02/01/28 (g)	216	214
2022 Incremental Term Loan B, 7.56%, (SOFR + 3.00%), 02/02/28 (g)	100	99
Hub International Limited
2018 Term Loan B, 7.69%, (3 Month USD LIBOR + 3.00%), 04/25/25 (g)	2	2
2018 Term Loan B, 7.82%, (3 Month USD LIBOR + 3.00%), 04/25/25 (g)	769	765
2021 Term Loan B, 7.95%, (3 Month USD LIBOR + 3.25%), 04/25/25 (g)	1	1
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 3.25%), 04/25/25 (g)	239	239
NEXUS Buyer LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 10/14/26 (g)	203	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2021 Second Lien Term Loan, 10.88%, (1 Month USD LIBOR + 6.25%), 10/29/29 (g)	60	53
Novae LLC
1st Lien Term Loan, 9.70%, (6 Month USD LIBOR + 5.00%), 01/19/29 (g) (n)	79	68
PECF USS Intermediate Holding III Corporation
Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 11/04/28 (g)	203	170
Ryan Specialty Group, LLC
Term Loan, 7.72%, (1 Month Term SOFR + 3.00%), 07/23/27 (g)	176	175
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 02/16/28 (g)	65	64
Superannuation and Investments US LLC
USD Term Loan , 8.38%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	49	49
USI, Inc.
2022 Incremental Term Loan, 8.33%, (3 Month Term SOFR + 3.75%), 11/16/29 (g)	359	358
VFH Parent LLC
2022 Term Loan B, 7.86%, (SOFR + 3.00%), 01/07/29 (g)	252	243
Walker & Dunlop, Inc.
2021 Term Loan, 6.97%, (SOFR + 2.25%), 10/14/28 (g)	109	106
		7,071
Materials 0.4%
Aruba Investments, Inc.
2020 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 10/28/27 (g)	212	206
2020 2nd Lien Term Loan, 12.38%, (1 Month USD LIBOR + 7.75%), 10/28/28 (g)	140	125
Avient Corporation
Term Loan B, 7.93%, (3 Month Term SOFR + 3.25%), 07/27/29 (g)	46	46
Axalta Coating Systems Dutch Holding B B.V
2022 USD Term Loan B4, 7.51%, (SOFR + 3.00%), 11/30/29 (g)	54	54
Bakelite US Holdco, Inc.
2022 Term Loan, 8.30%, (SOFR + 4.00%), 01/30/29 (g)	69	66
Berlin Packaging LLC
2021 Term Loan B5, 8.42%, (1 Month USD LIBOR + 3.75%), 03/11/28 (g)	266	262
2021 Term Loan B5, 8.48%, (3 Month USD LIBOR + 3.75%), 03/11/28 (g)	15	15
Berry Global, Inc.
2021 Term Loan Z, 6.51%, (1 Month USD LIBOR + 1.75%), 07/01/26 (g)	182	182
Charter NEX US, Inc.
2021 Term Loan, 8.48%, (SOFR + 3.75%), 12/01/27 (g)	123	121
Chemours Company (The)
2018 USD Term Loan B, 6.39%, (1 Month USD LIBOR + 1.75%), 03/27/25 (g)	50	49
2021 Term Loan B, 10.30%, (SOFR + 5.75%), 11/15/28 (g)	64	54
Clydesdale Acquisition Holdings Inc
Term Loan B, 8.89%, (1 Month Term SOFR + 4.17%), 03/30/29 (g)	744	726
Consolidated Energy Finance, S.A.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 05/07/25 (g)	211	209
2021 Incremental Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 05/07/25 (g) (o)	138	134
Discovery Purchaser Corporation
Term Loan, 0.00%, (SOFR + 4.38%), 08/04/29 (g) (q)	35	33
Term Loan, 8.96%, (SOFR + 4.38%), 08/04/29 (g)	195	184
Gemini HDPE LLC
2020 Term Loan B, 7.83%, (3 Month USD LIBOR + 3.00%), 12/11/27 (g)	92	91
Graham Packaging Company Inc.
2021 Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 08/04/27 (g)	173	171
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 8.71%, (SOFR + 3.75%), 03/01/30 (g)	65	65
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/21/26 (g)	235	233
Ineos US Finance LLC
2023 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/09/30 (g) (q)	65	65
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.82%, (SOFR + 4.75%), 02/04/26 (g)	84	77
Koppers Inc
2023 Term Loan B, 0.00%, (SOFR + 4.00%), 03/10/30 (g) (m) (q)	160	156
Lonza Group AG
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 04/29/28 (g)	137	126
Messer Industries GmbH
2018 USD Term Loan, 7.23%, (3 Month USD LIBOR + 2.50%), 09/19/25 (g)	113	113
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/22/28 (g)	263	237
Olympus Water US Holding Corporation
2021 USD Term Loan B, 8.50%, (3 Month USD LIBOR + 3.75%), 09/21/28 (g)	208	196
2022 Incremental Term Loan, 9.18%, (3 Month Term SOFR + 4.50%), 11/09/28 (g)	129	123
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 11/30/27 (g)	84	81
Pregis TopCo Corporation
1st Lien Term Loan, 8.48%, (SOFR + 3.75%), 07/25/26 (g)	73	71
2021 Incremental Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 07/31/26 (g)	74	72
RelaDyne Inc.
2023 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 12/23/28 (g) (q)	125	121
2023 Incremental Term Loan, 9.73%, (1 Month Term SOFR + 5.00%), 12/23/28 (g)	85	82
Reynolds Consumer Products LLC
Term Loan, 6.47%, (SOFR + 1.75%), 01/30/27 (g)	149	147
Reynolds Group Holdings Inc.
2020 Term Loan B2, 7.88%, (1 Month USD LIBOR + 3.25%), 02/03/26 (g)	142	142
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/20/28 (g)	118	117
Ring Container Technologies Group, LLC
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 08/12/28 (g)	84	83
RLG Holdings, LLC
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 07/02/28 (g)	79	76
Spa Holdings 3 Oy
USD Term Loan B, 8.47%, (3 Month USD LIBOR + 3.75%), 03/18/28 (g)	103	100
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.10%, (1 Month USD LIBOR + 3.25%), 10/05/28 (g)	69	65
Starfruit Finco B.V
2018 USD Term Loan B, 7.53%, (SOFR + 2.75%), 09/10/25 (g)	270	267
TricorBraun Holdings, Inc.
2021 Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 01/29/28 (g)	157	153
W.R. Grace & Co.-Conn.
2021 Term Loan B, 8.50%, (3 Month USD LIBOR + 3.75%), 08/11/28 (g)	148	147
Zekelman Industries, Inc.
2020 Term Loan, 7.02%, (3 Month USD LIBOR + 2.00%), 01/17/27 (g)	96	95
		5,938

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.98%, (3 Month Term SOFR + 4.25%), 02/01/29 (g)	50	36
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 8.50%, (3 Month USD LIBOR + 3.75%), 08/05/28 (g)	59	59
AHP Health Partners, Inc.
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 08/23/28 (g)	99	97
Avantor Funding, Inc.
2021 Term Loan B5, 6.88%, (1 Month USD LIBOR + 2.25%), 11/08/27 (g)	163	163
Cano Health LLC
2022 Term Loan, 8.72%, (1 Month Term SOFR + 4.00%), 11/23/27 (g)	190	140
CNT Holdings I Corp
2020 Term Loan, 8.13%, (SOFR + 3.50%), 10/16/27 (g)	147	145
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 7.73%, (3 Month USD LIBOR + 3.00%), 03/08/24 (g)	480	433
2017 2nd Lien Term Loan, 11.73%, (3 Month USD LIBOR + 7.00%), 09/08/24 (g)	30	21
Help At Home, Inc.
2020 Delayed Draw Term Loan, 9.72%, (1 Month Term SOFR + 5.00%), 10/20/27 (g)	6	6
2020 Term Loan B, 9.72%, (1 Month Term SOFR + 5.00%), 10/20/27 (g)	46	45
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.56%, (1 Month USD LIBOR + 1.75%), 02/25/28 (g)	108	108
ICU Medical, Inc.
Term Loan B, 7.22%, (SOFR + 2.50%), 12/16/28 (g)	11	10
Term Loan B, 7.23%, (3 Month Term SOFR + 2.50%), 12/16/28 (g)	79	78
II-VI Incorporated
2022 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 12/08/28 (g)	359	355
Insulet Corporation
Term Loan B, 7.98%, (SOFR + 3.25%), 04/29/28 (g)	385	384
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 04/22/28 (g)	560	557
MED ParentCo LP
1st Lien Term Loan, 8.88%, (1 Month USD LIBOR + 4.25%), 08/01/26 (g)	87	76
2nd Lien Term Loan, 12.88%, (1 Month USD LIBOR + 8.25%), 07/31/27 (g)	35	27
Medline Borrower, LP
USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/30/28 (g)	262	255
MJH Healthcare Holdings, LLC
2022 Term Loan B, 8.22%, (SOFR + 3.50%), 01/24/29 (g)	59	58
Organon & Co
USD Term Loan , 8.00%, (3 Month USD LIBOR + 3.00%), 04/07/28 (g)	374	373
Perrigo Investments, LLC
Term Loan B, 7.29%, (1 Month Term SOFR + 2.50%), 04/05/29 (g) (n)	129	128
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 06/20/26 (g)	123	86
Surgery Center Holdings, Inc.
2021 Term Loan, 8.46%, (1 Month USD LIBOR + 3.75%), 08/31/26 (g)	131	130
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.91%, (1 Month USD LIBOR + 4.25%), 09/22/28 (g)	245	236
United PF Holdings, LLC
2019 1st Lien Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 12/30/26 (g)	447	362
2020 Incremental Term Loan, 13.23%, (3 Month USD LIBOR + 8.50%), 12/30/26 (g) (o)	29	25
Upstream Rehabilition, Inc.
2021 Term Loan, 9.09%, (SOFR + 4.25%), 11/20/26 (g)	77	61
US Radiology Specialists, Inc.
2020 Term Loan, 9.88%, (1 Month USD LIBOR + 5.25%), 12/10/27 (g)	74	69
		4,523
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/19/25 (g)	39	34
2021 Incremental Term Loan, 9.37%, (1 Month USD LIBOR + 4.75%), 10/01/25 (g)	34	30
Anastasia Parent, LLC
2018 Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 08/03/25 (g)	240	189
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 7.45%, (SOFR + 2.75%), 01/26/24 (g)	100	100
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 03/17/28 (g)	74	72
Cardenas Markets, Inc.
2022 Term Loan, 11.43%, (3 Month Term SOFR + 6.75%), 07/20/29 (g)	80	78
Chobani, LLC
2020 Term Loan B, 8.13%, (SOFR + 3.50%), 10/20/27 (g)	204	201
Del Monte Foods, Inc.
2022 Term Loan, 0.00%, (1 Month Term SOFR + 4.25%), 02/15/29 (g) (q)	128	124
2022 Term Loan, 8.94%, (1 Month Term SOFR + 4.25%), 02/15/29 (g)	225	218
Diamond (BC) B.V.
2021 Term Loan B, 7.58%, (3 Month USD LIBOR + 2.75%), 09/14/28 (g)	133	133
Embecta Corp
Term Loan B, 7.79%, (6 Month Term SOFR + 3.00%), 01/27/29 (g)	158	156
Froneri International Ltd.
2020 USD Term Loan, 6.88%, (1 Month USD LIBOR + 2.25%), 01/29/27 (g)	175	173
JP Intermediate B, LLC
Term Loan, 10.33%, (3 Month USD LIBOR + 5.50%), 11/20/25 (g)	148	86
kdc/one Development Corporation, Inc.
2020 Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 12/21/25 (g)	158	152
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 8.70%, (3 Month USD LIBOR + 3.75%), 12/22/26 (g)	211	203
Naked Juice LLC
Term Loan, 7.93%, (SOFR + 3.25%), 01/20/29 (g) (n)	194	170
2nd Lien Term Loan, 10.68%, (SOFR + 6.00%), 01/25/30 (g)	55	41
Restaurant Technologies, Inc.
2022 Term Loan B, 8.83%, (3 Month Term SOFR + 4.25%), 03/17/29 (g)	208	206
Shearer's Foods, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	106	104
US Foods, Inc.
2019 Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 08/14/26 (g)	104	103
WOOF Holdings, Inc
1st Lien Term Loan, 8.53%, (1 Month USD LIBOR + 3.75%), 12/16/27 (g)	221	212
		2,785
Energy 0.2%
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 09/21/27 (g) (m)	12	12
Array Technologies, Inc.
Term Loan B, 8.17%, (3 Month USD LIBOR + 3.25%), 10/07/27 (g)	255	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.12%, (SOFR + 3.50%), 10/31/26 (g) (n)	142	141
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (1 Month USD LIBOR + 0.00%), 09/01/26 (g) (m)	545	518
CQP Holdco LP
2021 Term Loan B, 8.48%, (3 Month USD LIBOR + 3.50%), 05/26/28 (g)	686	680
Delek US Holdings, Inc.
2022 Term Loan B, 8.22%, (SOFR + 3.50%), 11/10/29 (g)	299	291
GIP II Blue Holding, L.P
Term Loan B, 9.23%, (3 Month USD LIBOR + 4.50%), 09/22/28 (g)	390	387
Limetree Bay Terminals, LLC
2022 Incremental Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 02/15/24 (g) (n)	161	128
Par Petroleum, LLC
2023 Term Loan B, 9.24%, (3 Month Term SOFR + 4.25%), 02/14/30 (g)	75	74
Traverse Midstream Partners LLC
2017 Term Loan, 8.73%, (SOFR + 3.75%), 09/22/24 (g)	70	69
		2,550
Utilities 0.1%
Covanta Holding Corporation
2021 Term Loan C, 7.06%, (SOFR + 2.50%), 11/16/28 (g)	8	8
2021 Term Loan B, 7.12%, (SOFR + 2.50%), 11/16/28 (g)	111	110
ExGen Renewables IV, LLC
2020 Term Loan, 7.46%, (3 Month USD LIBOR + 2.50%), 12/11/27 (g)	92	92
GIP III Stetson I, L.P
2018 Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 12/06/24 (g)	283	281
Granite Generation LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 10/22/26 (g)	34	31
Lightstone Holdco LLC
2022 Extended Term Loan B, 10.56%, (1 Month Term SOFR + 5.75%), 02/01/27 (g) (n)	159	136
2022 Extended Term Loan C, 10.56%, (3 Month Term SOFR + 5.75%), 02/01/27 (g) (n)	9	8
Pacific Gas & Electric Company
2020 Term Loan, 7.69%, (1 Month USD LIBOR + 3.00%), 06/18/25 (g)	511	508
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	222	220
1st Lien Term Loan B3, 6.46%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	55	55
		1,449
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 08/15/25 (g)	116	113
2023 Term Loan, 7.97%, (SOFR + 3.25%), 01/31/30 (g)	146	141
		254
Total Senior Floating Rate Instruments (cost $99,350)		95,623
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	62
Chesapeake Energy Corporation	5	358
Limetree Bay Cayman Limited (e) (m)	—	1
Mesquite Energy, Inc. (e) (m)	4	222
Nostrum Oil & Gas PLC (e)	78	8
		651
Health Care 0.0%
ACNR Holdings Inc. (e) (m)	—	300
Consumer Discretionary 0.0%
Old Claimco, LLC (e) (m)	5	93
Communication Services 0.0%
Altice USA, Inc. - Class A (e)	4	13
Frontier Communications Parent, Inc. (e)	2	46
		59
Information Technology 0.0%
Micron Technology, Inc.	1	58
Financials 0.0%
AFLAC Incorporated (e)	2	26
Total Common Stocks (cost $454)		1,187
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (l)	1	142
Total Preferred Stocks (cost $117)		142
WARRANTS 0.0%
California Resources Corporation (e)	—	3
Cineworld Group PLC (e) (o)	12	15
Total Warrants (cost $0)		18
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.9%
JNL Government Money Market Fund, 4.48% (r) (s)	84,210	84,210
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (r) (s)	9,349	9,349
Total Short Term Investments (cost $93,559)		93,559
Total Investments 106.0% (cost $1,620,396)		1,501,691
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (6.0)%		(84,357)
Total Net Assets 100.0%		1,417,353

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $95,518.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $152,675 and 10.8% of the Fund.

(e) Non-income producing security.

(f) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) All or a portion of the security was on loan as of March 31, 2023.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(q) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/23)	06/27/19	190	190	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	199	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	170	184	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	120	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	123	116	—
Leviathan Bond Ltd, 6.50%, 06/30/27	12/13/22	24	24	—
Mesquite Energy, Inc., 13.00%, 07/15/23	11/05/20	52	321	0.1
Mesquite Energy, Inc., 13.00%, 07/15/23	07/09/20	30	186	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	14	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	6	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	199	186	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	363	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	56	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	9	—
Sibur Securities Designated Activity Company, 0.00%, 07/08/25	10/06/20	51	34	—
TCS Finance Designated Activity Company, 6.00% (callable at 100, 12/20/26)	09/13/21	200	89	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	70	65	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	126	—
VEON Holdings B.V., 7.25%, 04/26/23	06/25/19	95	91	—
		5,809	2,379	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	69	July 2023	14,198	10	48

Short Contracts
United States 10 Year Note	(34)	June 2023	(3,901)	(11)	(6)
United States 5 Year Note	(50)	July 2023	(5,402)	(11)	(74)
United States Long Bond	(43)	June 2023	(5,466)	(43)	(174)
United States Ultra Bond	(4)	June 2023	(564)	(6)	(1)
				(71)	(255)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.75	(A)	06/21/25	2,583	3	47
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	1,804	6	57
U.S. SOFR (A)	Paying	3.00	(A)	06/21/33	195	1	8
U.S. SOFR (A)	Paying	2.75	(A)	06/23/53	34	—	2
						10	114

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	3,020	70	20	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	725,853	—	725,853
Corporate Bonds And Notes	—	461,066	507	461,573
Non-U.S. Government Agency Asset-Backed Securities	—	123,736	—	123,736
Senior Floating Rate Instruments	—	94,937	686	95,623
Common Stocks	563	8	616	1,187
Preferred Stocks	142	—	—	142
Warrants	3	15	—	18
Short Term Investments	93,559	—	—	93,559
	94,267	1,405,615	1,809	1,501,691
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	48	—	—	48
Centrally Cleared Interest Rate Swap Agreements	—	114	—	114
OTC Credit Default Swap Agreements	—	50	—	50
	48	164	—	212
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(255)	—	—	(255)
	(255)	—	—	(255)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.0%
United States of America 58.9%
Alliant Energy Corporation	402	21,494
American Tower Corporation	172	35,097
CenterPoint Energy, Inc.	568	16,743
Cheniere Energy, Inc.	179	28,203
Crown Castle Inc.	314	41,984
CSX Corporation	683	20,454
Dominion Energy, Inc.	528	29,511
DT Midstream, Inc.	378	18,677
Duke Energy Corporation	489	47,177
Entergy Corporation	368	39,685
Evergy, Inc.	259	15,804
FirstEnergy Corp.	545	21,819
NextEra Energy, Inc.	464	35,745
Pinnacle West Capital Corporation	145	11,514
PPL Corporation	1,027	28,531
Republic Services, Inc.	55	7,401
Targa Resources Corp.	250	18,228
The Southern Company	529	36,810
Union Pacific Corporation	187	37,662
Xcel Energy Inc.	416	28,083
		540,622
Australia 10.5%
Atlas Arteria Limited	5,165	21,786
Aurizon Holdings Limited	5,489	12,382
Transurban Holdings Limited	6,572	62,692
		96,860
France 5.2%
Getlink S.E.	750	12,357
Rubis	511	13,708
VINCI	187	21,415
		47,480
China 5.1%
Beijing Capital International Airport Co., Ltd. - Class H (a)	8,884	6,549
ENN energy Holdings Limited	1,408	19,256
Guangdong Investment Limited	9,862	10,080
Jiangsu Expressway Company Limited - Class H	11,582	10,747
		46,632
Mexico 4.8%
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	933	28,538
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (b)	1,585	15,810
		44,348
Canada 3.5%
AltaGas Ltd. (a) (c)	573	9,545
Emera Incorporated	549	22,557
		32,102
Spain 3.1%
AENA, S.M.E., S.A. (d)	177	28,501
United Kingdom 2.4%
SSE PLC	1,007	22,405
Brazil 2.0%
CCR S.A.	7,308	18,341
Switzerland 1.8%
Flughafen Zurich AG - Class N	88	16,162
Italy 1.7%
Hera S.p.A.	2,787	7,886
Infrastrutture Wireless Italiane S.p.A. (d)	570	7,491
		15,377
Total Common Stocks (cost $910,907)		908,830
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 4.48% (e) (f)	1,302	1,302
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (e) (f)	167	167
Total Short Term Investments (cost $1,469)		1,469
Total Investments 99.2% (cost $912,376)		910,299
Other Assets and Liabilities, Net 0.8%		7,584
Total Net Assets 100.0%		917,883

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/21/21	25,456	28,501	3.1
Infrastrutture Wireless Italiane S.p.A.	04/08/21	6,409	7,491	0.8
		31,865	35,992	3.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	635,413	273,417	—	908,830
Short Term Investments	1,469	—	—	1,469
	636,882	273,417	—	910,299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 49.5%
Health Care 11.6%
1375209 BC Ltd
9.00%, 01/30/28 (a)	5,151	5,108
AbbVie Inc.
3.80%, 03/15/25	7,500	7,379
Amgen Inc.
5.25%, 03/02/33	4,000	4,108
Bausch Health Companies Inc.
5.50%, 11/01/25 (a) (b)	5,220	4,354
6.13%, 02/01/27 (a) (b)	11,732	7,602
5.75%, 08/15/27 (a)	4,700	2,929
11.00%, 09/30/28 (a) (b)	9,144	6,725
Centene Corporation
4.25%, 12/15/27	5,000	4,810
4.63%, 12/15/29	4,780	4,497
Community Health Systems, Inc.
8.00%, 03/15/26 (a) (b)	40,000	38,676
6.88%, 04/15/29 (a)	12,847	7,950
6.13%, 04/01/30 (a)	8,000	4,820
5.25%, 05/15/30 (a)	8,000	6,235
CVS Health Corporation
4.30%, 03/25/28	3,500	3,437
5.25%, 02/21/33	3,500	3,570
5.05%, 03/25/48	1,600	1,497
DaVita Inc.
4.63%, 06/01/30 (a)	12,182	10,395
3.75%, 02/15/31 (a)	2,000	1,576
Endo Designated Activity Company
0.00%, 10/15/24 (a) (c) (d)	2,500	1,897
GE HealthCare Technologies Inc.
5.91%, 11/22/32 (a)	4,000	4,253
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	10,000	8,676
5.25%, 10/01/29 (a) (b)	9,000	7,808
Mylan II B.V.
3.95%, 06/15/26	2,700	2,571
Par Pharmaceutical, Inc.
0.00%, 04/01/27 (a) (c) (d)	4,724	3,549
Royalty Pharma PLC
2.20%, 09/02/30	2,500	2,040
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,902
6.13%, 06/15/30 (a)	20,000	19,757
UnitedHealth Group Incorporated
5.35%, 02/15/33	5,000	5,314
		187,435
Consumer Discretionary 7.2%
Amazon.com, Inc.
3.60%, 04/13/32	3,000	2,841
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	5,000	4,541
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,000	3,052
Carnival Corporation
7.63%, 03/01/26 (a)	4,500	4,106
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	6,215	4,176
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	10,000	10,003
Expedia Group, Inc.
3.80%, 02/15/28	3,871	3,670
Fertitta Entertainment LLC
4.63%, 01/15/29 (a)	3,100	2,721
6.75%, 01/15/30 (a)	3,000	2,465
Ford Motor Company
4.35%, 12/08/26 (b)	5,000	4,847
3.25%, 02/12/32	3,000	2,349
General Motors Company
5.60%, 10/15/32	2,500	2,442
5.15%, 04/01/38	3,500	3,176
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	2,185
4.30%, 04/06/29	5,000	4,664
6.40%, 01/09/33 (b)	3,500	3,610
Lowe`s Companies, Inc.
5.00%, 04/15/33	7,000	6,992
McDonald's Corporation
4.60%, 09/09/32	4,000	4,047
PENN Entertainment, Inc.
4.13%, 07/01/29 (a)	7,000	5,832
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	7,000	6,715
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (b)	7,500	6,698
Univision Communications Inc.
6.63%, 06/01/27 (a)	8,000	7,600
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	3,000	2,826
4.28%, 03/15/32 (a)	3,000	2,677
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	9,306
5.25%, 05/15/27 (a)	2,000	1,890
		115,431
Financials 6.1%
Bank of America Corporation
6.10%, (100, 03/17/25) (e)	4,000	3,921
6.25%, (100, 09/05/24) (e)	2,500	2,448
3.42%, 12/20/28	10,000	9,306
Barclays PLC
5.75%, 08/09/33 (f)	8,500	8,290
7.44%, 11/02/33 (f)	5,000	5,516
Capital One Financial Corporation
4.20%, 10/29/25	7,500	6,991
5.25%, 07/26/30	7,500	7,124
Citigroup Inc.
4.13%, 07/25/28	7,500	7,105
6.27%, 11/17/33	3,000	3,245
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,785
4.95%, 05/28/27	4,000	3,815
7.35%, 03/06/30	3,000	3,088
JPMorgan Chase & Co.
5.15%, (100, 05/01/23) (e)	1,800	1,775
KeyBank National Association
4.90%, 08/08/32	1,500	1,318
Morgan Stanley
6.34%, 10/18/33	4,000	4,371
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,305
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,228
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,891
U.S. Bancorp
5.85%, 10/21/33	4,500	4,702
Wells Fargo & Company
3.20%, 06/17/27	4,000	3,768
		98,992
Industrials 6.1%
American Airlines, Inc.
5.50%, 04/20/26 (a)	10,000	9,854
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	3,000	2,794
5.25%, 08/15/27 (a)	12,500	9,864
Carrier Global Corporation
2.72%, 02/15/30	2,500	2,190
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,000	3,702
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (a)	6,500	6,498
9.25%, 04/15/27 (a)	13,000	12,006
Raytheon Technologies Corporation
3.95%, 08/16/25	7,000	6,916

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,690	3,312
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (a)	3,000	2,677
The Boeing Company
5.04%, 05/01/27 (g)	2,000	2,014
3.20%, 03/01/29	5,500	5,023
5.15%, 05/01/30 (g)	12,000	12,078
TransDigm Inc.
6.25%, 03/15/26 (a)	5,000	5,004
6.75%, 08/15/28 (a)	5,300	5,353
Union Pacific Corporation
4.50%, 01/20/33	4,000	4,012
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	5,000	5,084
		98,381
Consumer Staples 4.2%
APX Group, Inc.
5.75%, 07/15/29 (a) (b)	9,000	8,063
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,748
B. A. T. Capital Corporation
3.22%, 08/15/24	2,500	2,425
3.56%, 08/15/27	18,922	17,574
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32	4,250	3,862
JBS USA Food Company
5.75%, 04/01/33 (a)	4,000	3,842
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,000	4,028
5.75%, 11/01/28 (a) (b)	6,000	4,323
Philip Morris International Inc.
5.38%, 02/15/33	5,000	5,109
Target Corporation
4.50%, 09/15/32	3,000	3,005
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,138
6.00%, 12/15/29 (a)	4,000	4,055
		67,172
Information Technology 3.9%
Apple Inc.
3.35%, 08/08/32	3,500	3,297
Broadcom Inc.
4.15%, 11/15/30	5,000	4,636
2.45%, 02/15/31 (a)	2,500	2,046
4.15%, 04/15/32 (a)	4,500	4,098
Commscope Finance LLC
8.25%, 03/01/27 (a) (b)	10,000	8,192
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	7,324	6,908
HP, Inc.
4.00%, 04/15/29	5,000	4,734
5.50%, 01/15/33	5,000	4,938
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,245
5.88%, 02/09/33	1,000	1,011
Oracle Corporation
2.95%, 04/01/30	4,500	3,968
2.88%, 03/25/31	5,000	4,283
6.25%, 11/09/32	4,000	4,299
Workday, Inc.
3.80%, 04/01/32	6,000	5,495
		62,150
Communication Services 3.0%
Altice France Holding S.A.
5.50%, 10/15/29 (a)	7,500	5,757
CCO Holdings, LLC
5.13%, 05/01/27 (a)	3,300	3,117
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	3,746
7.50%, 06/01/29 (a) (b)	2,000	1,425
Commscope, Inc.
7.13%, 07/01/28 (a) (b)	5,000	3,687
CSC Holdings, LLC
5.50%, 04/15/27 (a)	5,000	4,210
DISH DBS Corporation
5.25%, 12/01/26 (a)	4,000	3,196
Meta Platforms, Inc.
3.85%, 08/15/32	5,000	4,683
Netflix, Inc.
4.38%, 11/15/26	5,000	4,951
Sprint Corporation
7.13%, 06/15/24	5,500	5,597
Stagwell Inc.
5.63%, 08/15/29 (a)	3,000	2,633
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	5,926
		48,928
Energy 2.6%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (a)	1,944	1,956
11.00%, 04/15/25 (a)	7,000	7,203
8.13%, 01/15/27 (a)	3,000	2,864
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	4,500	4,143
Chesapeake Energy Corporation
5.88%, 02/01/29 (a)	3,000	2,855
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,105
The Williams Companies, Inc.
5.65%, 03/15/33	4,400	4,544
Weatherford International Ltd.
11.00%, 12/01/24 (a)	204	209
6.50%, 09/15/28 (a)	5,500	5,509
8.63%, 04/30/30 (a) (b)	10,000	10,127
		41,515
Materials 2.5%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a)	5,000	4,463
ArcelorMittal
6.80%, 11/29/32	6,000	6,283
Celanese US Holdings LLC
6.17%, 07/15/27 (g)	6,000	6,066
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (a)	5,000	4,636
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (a)	3,000	2,902
4.38%, 04/01/31 (a)	3,000	2,564
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,372
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	5,000	4,017
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a)	8,000	7,121
		40,424
Utilities 1.4%
Pacific Gas & Electric Company
4.55%, 07/01/30	5,265	4,936
The Southern Company
5.70%, 10/15/32	5,000	5,258
Vistra Corp.
7.00%, (100, 12/15/26) (a) (e)	8,300	7,332
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	5,500	4,897
		22,423
Real Estate 0.9%
American Tower Corporation
5.65%, 03/15/33	4,500	4,627
MPT Operating Partnership, L.P.
5.00%, 10/15/27 (b)	3,465	2,850
3.50%, 03/15/31	5,000	3,341
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,254
		15,072
Total Corporate Bonds And Notes (cost $833,376)		797,923

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
COMMON STOCKS 23.9%
Financials 5.2%
Bank of America Corporation	375	10,725
Citigroup Inc.	150	7,033
Fifth Third Bancorp	150	3,996
JPMorgan Chase & Co. (h)	140	18,243
Morgan Stanley	218	19,140
The Goldman Sachs Group, Inc.	15	4,917
The PNC Financial Services Group, Inc.	12	1,525
Truist Financial Corporation	285	9,718
U.S. Bancorp	220	7,931
		83,228
Industrials 3.5%
Lockheed Martin Corporation	35	16,546
Northrop Grumman Corporation	20	9,234
Raytheon Technologies Corporation	125	12,241
Union Pacific Corporation	50	10,063
United Parcel Service, Inc. - Class B	45	8,730
		56,814
Energy 3.5%
BP P.L.C. - ADR	100	3,794
Chevron Corporation	125	20,395
Exxon Mobil Corporation	138	15,078
Shell PLC - Class A - ADR	150	8,631
TotalEnergies SE - ADR	150	8,857
		56,755
Utilities 3.5%
American Electric Power Company, Inc.	50	4,549
Dominion Energy, Inc.	200	11,182
DTE Energy Company	50	5,477
Duke Energy Corporation	70	6,753
Edison International	100	7,059
Sempra Energy	50	7,558
The Southern Company	200	13,916
		56,494
Information Technology 3.4%
Broadcom Inc.	16	10,265
Cisco Systems, Inc.	175	9,148
Qualcomm Incorporated	24	3,062
Texas Instruments Incorporated (h)	170	31,687
		54,162
Health Care 2.1%
AbbVie Inc.	35	5,578
Amgen Inc.	35	8,461
Johnson & Johnson	75	11,625
Pfizer Inc.	200	8,160
		33,824
Consumer Staples 1.2%
Philip Morris International Inc.	75	7,294
Target Corporation	25	4,141
The Procter & Gamble Company	50	7,434
		18,869
Materials 0.8%
Rio Tinto PLC - ADR	201	13,770
Communication Services 0.5%
Verizon Communications Inc.	200	7,778
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,541
Total Common Stocks (cost $344,650)		385,235
EQUITY LINKED STRUCTURED NOTES 14.2%
Barclays Bank PLC
(JPMorgan Chase & Co.), 8.00%, 09/08/23 (i)	97	12,253
(Ford Motor Company), 12.00%, 02/16/24 (i)	300	3,648
BNP Paribas Issuance B.V.
(Morgan Stanley), 8.00%, 05/22/23 (i)	63	5,516
(Comcast Corporation), 8.50%, 08/10/23 (i)	339	12,988
(AbbVie Inc.), 8.00%, 03/12/24 (i)	80	12,460
Citigroup Global Markets Holdings Inc.
(Alphabet Inc.), 9.00%, 06/22/23 (i)	2	5,009
(Exxon Mobil Corporation), 9.50%, 02/22/24 (i)	90	9,872
Goldman Sachs International
(Honeywell International Inc.), 8.50%, 04/04/23 (a) (i)	23	4,351
(Newmont Corporation), 10.00%, 07/05/23 (i)	75	3,758
JPMorgan Chase Bank, National Association
(Bank of America Corporation), 9.50%, 05/12/23 (i)	125	3,582
(LyondellBasell Industries NV), 11.00%, 01/22/24 (i)	56	5,129
(Bank of America Corporation), 9.00%, 02/02/24 (a) (i)	315	9,081
Merrill Lynch International & Co. C.V.
(Union Pacific Corporation), 9.00%, 11/01/23 (i)	25	5,038
(Chevron Corporation), 10.00%, 12/04/23 (i)	30	4,876
(Broadcom Inc.), 10.00%, 12/05/23 (i)	15	8,338
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 06/26/23 (a) (i)	120	9,105
(Bristol-Myers Squibb Company), 8.50%, 12/04/23 (a) (i)	126	9,009
(International Paper Company), 10.50%, 12/15/23 (a) (i)	214	7,662
(NextEra Energy, Inc.), 8.00%, 03/19/24 (a) (i)	107	7,847
National Bank of Canada
(NextEra Energy, Inc.), 8.50%, 12/05/23 (i)	65	4,936
(Cummins Inc.), 8.50%, 02/13/24 (i)	35	8,465
Royal Bank of Canada
(Analog Devices, Inc.), 10.00%, 05/19/23 (i)	72	12,630
(The Walt Disney Company), 10.00%, 05/26/23 (a) (i)	70	7,062
(Bank of America Corporation), 8.50%, 08/14/23 (i)	246	7,087
(MetLife, Inc.), 9.00%, 09/22/23 (a) (i)	249	14,507
(Underlier Gold), 11.00%, 03/07/24 (a) (i)	300	5,624
(Amazon.com, Inc.), 10.00%, 04/05/24 (i) (j)	100	9,952
Societe Generale
(Pfizer Inc.), 8.50%, 06/09/23 (i)	76	3,118
(Intel Corporation), 10.19%, 08/09/23 (i)	352	11,876
UBS AG
(Fidelity National Information Services, Inc.), 10.00%, 10/19/23 (i)	50	2,819
(Union Pacific Corporation), 8.00%, 03/13/24 (i)	8	1,574
Total Equity Linked Structured Notes (cost $239,690)		229,172
GOVERNMENT AND AGENCY OBLIGATIONS 8.2%
U.S. Treasury Note 6.3%
Treasury, United States Department of
4.38%, 10/31/24	17,500	17,519
2.88%, 05/15/32	53,500	50,909
2.75%, 08/15/32	35,000	32,933
		101,361
U.S. Treasury Bond 1.9%
Treasury, United States Department of
3.38%, 08/15/42	33,000	30,963
Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	623	606
Total Government And Agency Obligations (cost $133,043)		132,930
PREFERRED STOCKS 0.4%
Utilities 0.4%
NextEra Energy, Inc., 6.93%, 09/01/25 (c) (f)	125	5,794
Total Preferred Stocks (cost $5,681)		5,794
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,395	3,361
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,395)		3,361
SHORT TERM INVESTMENTS 5.0%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (k) (l)	42,285	42,285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Investment Companies 2.4%
JNL Government Money Market Fund, 4.48% (k) (l)	38,841	38,841
Total Short Term Investments (cost $81,126)		81,126
Total Investments 101.4% (cost $1,640,961)		1,635,541
Other Derivative Instruments (0.0)%		(252)
Other Assets and Liabilities, Net (1.4)%		(22,763)
Total Net Assets 100.0%		1,612,526

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $495,345 and 30.7% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Non-income producing security.

(d) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(h) All or a portion of the security is subject to a written call option.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Royal Bank of Canada - Amazon.com, Inc., 10.00%, 04/05/24	03/24/23	9,705	9,952	0.6

JNL/Franklin Templeton Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	560	June 2023	62,585	192	1,771
United States Ultra Bond	55	June 2023	7,364	74	398
				266	2,169

JNL/Franklin Templeton Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
JPMorgan Chase & Co.	Call	140.00	06/16/23	700	(158)
Texas Instruments Incorporated	Call	195.00	05/19/23	1,000	(360)
					(518)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	797,923	—	797,923
Common Stocks	385,235	—	—	385,235
Equity Linked Structured Notes	—	229,172	—	229,172
Government And Agency Obligations	—	132,930	—	132,930
Preferred Stocks	5,794	—	—	5,794
Non-U.S. Government Agency Asset-Backed Securities	—	3,361	—	3,361
Short Term Investments	81,126	—	—	81,126
	472,155	1,163,386	—	1,635,541
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,169	—	—	2,169
	2,169	—	—	2,169
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(518)	—	—	(518)
	(518)	—	—	(518)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 22.6%
Accenture Public Limited Company - Class A	135	38,639
Analog Devices, Inc.	119	23,471
Apple Inc.	360	59,373
Applied Materials, Inc.	352	43,177
Broadcom Inc.	87	55,928
Cadence Design Systems, Inc. (a)	200	42,029
Cisco Systems, Inc.	1,191	62,259
Corning Incorporated	818	28,872
Gartner, Inc. (a)	57	18,584
HP, Inc.	2,551	74,881
Intel Corporation	602	19,669
International Business Machines Corporation	621	81,454
Juniper Networks, Inc.	892	30,718
KLA Corporation	278	110,943
Lam Research Corporation	120	63,841
Micron Technology, Inc.	162	9,784
Microsoft Corporation	76	21,885
Motorola Solutions, Inc.	142	40,657
NetApp, Inc.	1,249	79,739
NXP Semiconductors N.V.	56	10,347
Oracle Corporation	214	19,881
Qualcomm Incorporated	520	66,391
Seagate Technology Holdings Public Limited Company	780	51,544
Skyworks Solutions, Inc.	283	33,346
Texas Instruments Incorporated	325	60,450
		1,147,862
Health Care 14.0%
AbbVie Inc.	183	29,153
Amgen Inc.	179	43,266
Biogen Inc. (a)	69	19,266
Cardinal Health, Inc.	129	9,724
Centene Corporation (a)	558	35,258
Cigna Corporation	152	38,929
CVS Health Corporation	307	22,782
Eli Lilly and Company	164	56,430
Gilead Sciences, Inc.	964	79,952
Humana Inc.	18	8,587
Johnson & Johnson	232	35,888
McKesson Corporation	181	64,600
Medtronic, Inc.	123	9,921
Merck & Co., Inc.	1,106	117,710
Pfizer Inc.	2,110	86,067
Quest Diagnostics Incorporated	64	8,996
Regeneron Pharmaceuticals, Inc. (a)	31	25,220
UnitedHealth Group Incorporated	35	16,410
		708,159
Financials 13.0%
Ameriprise Financial, Inc.	92	28,192
AON Public Limited Company - Class A	97	30,477
Arch Capital Group Ltd. (a)	589	39,943
Arthur J. Gallagher & Co.	199	37,979
CME Group Inc. - Class A	50	9,654
Fidelity National Information Services, Inc.	537	29,177
Fiserv, Inc. (a)	348	39,342
FleetCor Technologies, Inc. (a)	49	10,377
Global Payments Inc.	353	37,192
Huntington Bancshares Incorporated	667	7,471
Invesco Ltd.	545	8,939
KeyCorp	511	6,396
Lincoln National Corporation	543	12,198
M&T Bank Corporation	99	11,862
Marsh & Mclennan Companies, Inc.	116	19,264
MasterCard Incorporated - Class A	55	19,836
Moody's Corporation	99	30,197
Northern Trust Corporation	593	52,260
Principal Financial Group, Inc.	982	72,957
Prudential Financial, Inc.	275	22,759
The Progressive Corporation	277	39,607
Truist Financial Corporation	208	7,086
Visa Inc. - Class A	90	20,212
W. R. Berkley Corporation	533	33,205
Zions Bancorporation, National Association	1,067	31,945
		658,527
Consumer Discretionary 11.0%
AutoZone, Inc. (a)	31	76,232
Best Buy Co., Inc.	127	9,940
Darden Restaurants, Inc.	72	11,194
Expedia Group, Inc. (a)	91	8,818
Genuine Parts Company	326	54,574
Hasbro, Inc.	323	17,357
Lennar Corporation - Class A	330	34,735
Lowe`s Companies, Inc.	92	18,370
NVR, Inc. (a)	12	66,510
O'Reilly Automotive, Inc. (a)	119	100,778
Ralph Lauren Corporation - Class A	101	11,725
Ross Stores, Inc.	167	17,692
Tapestry, Inc.	262	11,313
The Home Depot, Inc.	185	54,610
V.F. Corporation	887	20,325
Whirlpool Corporation	315	41,619
		555,792
Industrials 9.8%
3M Company	235	24,751
Automatic Data Processing, Inc.	464	103,236
C.H. Robinson Worldwide, Inc.	383	38,081
Caterpillar Inc.	78	17,864
General Dynamics Corporation	40	9,138
Illinois Tool Works Inc.	80	19,509
J. B. Hunt Transport Services, Inc.	102	17,922
Lockheed Martin Corporation	82	38,939
Northrop Grumman Corporation	74	34,262
PACCAR Inc	129	9,473
Quanta Services, Inc.	243	40,450
Stanley Black & Decker, Inc.	327	26,384
Textron Inc.	283	19,977
United Parcel Service, Inc. - Class B	207	40,232
United Rentals, Inc.	40	15,796
W. W. Grainger, Inc.	60	41,463
		497,477
Communication Services 8.5%
Alphabet Inc. - Class A (a)	290	30,101
Comcast Corporation - Class A	1,312	49,720
Electronic Arts Inc.	627	75,543
Omnicom Group Inc.	1,116	105,252
Paramount Global - Class B (b)	919	20,492
The Interpublic Group of Companies, Inc.	2,385	88,831
Verizon Communications Inc.	1,559	60,628
		430,567
Consumer Staples 6.9%
Altria Group, Inc.	2,442	108,944
Archer-Daniels-Midland Company	405	32,239
Campbell Soup Company	355	19,519
Colgate-Palmolive Company	734	55,180
Dollar Tree, Inc. (a)	133	19,079
General Mills, Inc.	593	50,678
Philip Morris International Inc.	194	18,898
The Hershey Company	83	21,045
Walgreens Boots Alliance, Inc.	778	26,911
		352,493
Energy 4.2%
Coterra Energy Inc.	2,026	49,726
EOG Resources, Inc.	136	15,557
Marathon Petroleum Corporation	231	31,167
ONEOK, Inc.	290	18,448
Pioneer Natural Resources Company	281	57,432
Valero Energy Corporation	297	41,412
		213,742
Materials 3.4%
Albemarle Corporation	74	16,254
FMC Corporation	167	20,377
International Paper Company	256	9,232
LyondellBasell Industries N.V. - Class A	331	31,106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Nucor Corporation	628	97,010
		173,979
Utilities 3.1%
Consolidated Edison, Inc.	185	17,651
Dominion Energy, Inc.	168	9,393
Edison International	292	20,601
Entergy Corporation	183	19,660
Exelon Corporation	406	16,999
NRG Energy, Inc.	448	15,368
Pinnacle West Capital Corporation	242	19,183
Sempra Energy	241	36,437
		155,292
Real Estate 3.0%
Boston Properties, Inc.	142	7,699
Public Storage	65	19,727
Realty Income Corporation	553	35,043
Simon Property Group, Inc.	171	19,103
Vornado Realty Trust	723	11,113
Weyerhaeuser Company	2,012	60,626
		153,311
Total Common Stocks (cost $5,098,051)		5,047,201
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 4.48% (c) (d)	19,357	19,357
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	7,450	7,450
Total Short Term Investments (cost $26,807)		26,807
Total Investments 100.1% (cost $5,124,858)		5,074,008
Other Assets and Liabilities, Net (0.1)%		(2,667)
Total Net Assets 100.0%		5,071,341

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,047,201	—	—	5,047,201
Short Term Investments	26,807	—	—	26,807
	5,074,008	—	—	5,074,008

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.0%
India 32.7%
Adani Enterprises Limited	596	12,796
Adani Green Energy (UP) Limited (a)	873	9,451
Adani Ports and Special Economic Zone Limited	1,247	9,654
Adani Transmission Limited (a)	548	6,654
Ambuja Cements Limited	531	2,379
Bharti Airtel Limited	991	9,072
Cipla Limited	650	7,156
Coal India Ltd Govt Of India Undertaking	2,228	5,827
Housing Development Finance Corporation Limited	1,124	36,067
ICICI Bank Limited	1,732	18,586
ITC Limited	10,747	50,346
JSW Steel Limited	736	6,187
Larsen and Toubro Limited	105	2,783
NTPC Limited	3,371	7,208
Reliance Industries Limited	295	8,411
State Bank of India	2,257	14,472
Sun Pharma Advanced Research Company Limited	1,119	13,431
		220,480
Brazil 12.6%
Banco BTG Pactual S/A	1,777	6,871
Centrais Eletricas Brasileiras S/A	2,471	16,210
Petroleo Brasileiro S/A Petrobras. - ADR	2,497	26,041
Vale S.A.	2,248	35,525
		84,647
China 11.6%
Bank of Ningbo Co., Ltd. - Class A	280	1,112
Baoshan Iron & Steel Co., Ltd. - Class A	8,112	7,363
China Construction Bank Corporation - Class H	7,082	4,588
China Shenhua Energy Company Limited - Class H	3,098	9,752
PetroChina Company Limited - Class H	25,278	14,951
PICC Property and Casualty Company Limited - Class H	6,778	6,906
Ping An Insurance (Group) Co of China Ltd - Class A	2,027	13,433
Postal Savings Bank of China Co., Ltd. - Class A	3,793	2,565
Wuliangye Yibin Co., Ltd. - Class A	362	10,355
Zijin Mining Group Co., Ltd. - Class A	3,915	7,028
		78,053
United States of America 5.8%
Exxon Mobil Corporation	72	7,917
NVIDIA Corporation	51	14,099
Philip Morris International Inc.	178	17,352
		39,368
Mexico 5.8%
America Movil, S.A.B. De C.V. (a)	11,105	11,665
Grupo Financiero Banorte, S.A.B. de C.V.	1,391	11,729
Wal - Mart de Mexico, S.A.B. de C.V.	3,921	15,683
		39,077
Taiwan 5.1%
Taiwan Semiconductor Manufacturing Company Limited - ADR	245	22,750
Taiwan Semiconductor Manufacturing Company Limited	655	11,621
		34,371
Indonesia 4.8%
PT Bank Mandiri (Persero) Tbk.	21,214	14,655
PT. Bank Central Asia Tbk	29,446	17,220
Pt. Bank Negara Indonesia (Persero) Tbk.	409	256
		32,131
Netherlands 4.5%
ASML Holding N.V.	26	17,448
Heineken N.V.	120	12,913
		30,361
France 3.5%
TotalEnergies SE	402	23,707
South Korea 3.0%
POSCO Holdings Inc.	34	9,565
Samsung Electronics Co Ltd	218	10,803
		20,368
Italy 1.4%
Eni S.p.A. (b)	693	9,692
Turkey 1.3%
Turk Hava Yollari A.O. - Class A (a)	629	3,906
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	162	4,494
		8,400
Thailand 0.5%
KASIKORNBANK Public Company Limited	908	3,529
Macau 0.4%
Sands China Ltd. (a)	691	2,402
Russian Federation 0.0%
Polymetal International PLC (a) (c) (d)	85	—
Public Joint Stock Company Gazprom (a) (c) (d)	2,924	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	2,349	—
Public Joint Stock Company Polyus (a) (c) (d)	42	—
Public Joint Stock Society Oil Company Lukoil (a) (c) (d)	202	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (c) (d)	75	—
Total Common Stocks (cost $650,721)		626,586
PREFERRED STOCKS 5.6%
Brazil 5.6%
Itau Unibanco Holding S.A. (e)	4,204	20,612
Petroleo Brasileiro S/A Petrobras. (e)	3,812	17,599
Total Preferred Stocks (cost $41,339)		38,211
SHORT TERM INVESTMENTS 3.2%
Investment Companies 1.8%
JNL Government Money Market Fund, 4.48% (f) (g)	11,852	11,852
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (f) (g)	9,764	9,764
Total Short Term Investments (cost $21,616)		21,616
Total Investments 101.8% (cost $713,676)		686,413
Other Assets and Liabilities, Net (1.8)%		(12,446)
Total Net Assets 100.0%		673,967

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Polyus	03/10/20	6,921	—	—
Public Joint Stock Society Oil Company Lukoil	02/25/21	17,029	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	1,641	—	—
		58,548	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	185,842	440,744	—	626,586
Preferred Stocks	38,211	—	—	38,211
Short Term Investments	21,616	—	—	21,616
	245,669	440,744	—	686,413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 95.4%
United States of America 42.4%
Alphabet Inc. - Class A (a)	430	44,647
Amazon.com, Inc. (a)	295	30,450
American International Group, Inc.	303	15,253
Bank of America Corporation	645	18,435
Berkshire Hathaway Inc. - Class B (a)	48	14,913
BlackRock, Inc.	28	18,608
Booking Holdings Inc. (a)	3	8,138
Capital One Financial Corporation	139	13,347
ConocoPhillips	113	11,250
Fiserv, Inc. (a)	229	25,839
Former Charter Communications Parent, Inc. - Class A (a)	67	24,079
General Motors Company	407	14,909
HCA Healthcare, Inc.	53	13,963
Hilton Worldwide Holdings Inc.	62	8,776
Intercontinental Exchange, Inc.	142	14,840
Parker-Hannifin Corporation	29	9,747
Salesforce, Inc. (a)	152	30,327
Visa Inc. - Class A	31	7,012
Warner Bros. Discovery, Inc. - Series A (a)	489	7,390
		331,923
Germany 18.9%
Allianz SE	107	24,748
Bayer Aktiengesellschaft - Class N	403	25,699
Daimler Truck Holding AG	594	20,055
Fresenius SE & Co. KGaA	773	20,830
Henkel AG & Co. KGaA	117	8,534
Mercedes-Benz Group AG - Class N	394	30,246
SAP SE	145	18,270
		148,382
France 10.6%
BNP Paribas	514	30,759
Danone	191	11,875
Kering	28	18,217
Worldline (a) (b)	512	21,791
		82,642
Switzerland 7.9%
Glencore PLC	2,445	14,009
Julius Bar Gruppe AG - Class N	333	22,721
Lafarge	236	15,202
Novartis AG - Class N	107	9,812
		61,744
Netherlands 5.6%
CNH Industrial N.V.	1,447	22,054
Prosus N.V. - Class N	280	21,889
		43,943
United Kingdom 3.3%
Liberty Global PLC - Class A (a)	567	11,053
WPP 2012 Limited	1,235	14,611
		25,664
China 3.0%
Alibaba Group Holding Limited (a) (b)	1,853	23,533
South Korea 2.7%
NAVER Corporation	134	20,987
Denmark 1.0%
DSV A/S	41	7,823
Total Common Stocks (cost $670,594)		746,641
PREFERRED STOCKS 2.0%
South Korea 1.8%
Samsung Electronics Co Ltd, 1.00%, (25, 03/15/24) (c)	336	13,919
Germany 0.2%
Henkel AG & Co. KGaA (d)	27	2,094
Total Preferred Stocks (cost $20,293)		16,013
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund, 4.48% (e) (f)	18,694	18,694
Total Short Term Investments (cost $18,694)		18,694
Total Investments 99.8% (cost $709,581)		781,348
Other Assets and Liabilities, Net 0.2%		1,331
Total Net Assets 100.0%		782,679

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/07/21	29,273	23,533	3.0
Worldline	11/01/21	27,676	21,791	2.8
		56,949	45,324	5.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	331,923	—	—	331,923
Germany	—	148,382	—	148,382
France	—	82,642	—	82,642
Switzerland	—	61,744	—	61,744
Netherlands	—	43,943	—	43,943
United Kingdom	11,053	14,611	—	25,664
China	—	23,533	—	23,533
South Korea	—	20,987	—	20,987
Denmark	—	7,823	—	7,823
Preferred Stocks	16,013	—	—	16,013
Short Term Investments	18,694	—	—	18,694
	377,683	403,665	—	781,348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 91.8%
Real Estate 91.8%
Agree Realty Corporation	82	5,607
Alexandria Real Estate Equities, Inc.	42	5,332
American Tower Corporation	59	11,979
AvalonBay Communities, Inc.	52	8,761
Boston Properties, Inc.	89	4,837
Centerspace	47	2,568
Crown Castle Inc.	107	14,354
CTO Realty Growth, Inc.	110	1,906
DiamondRock Alpharetta Tenant, LLC	198	1,613
EPR Properties	91	3,482
Equinix, Inc.	25	17,745
Essex Property Trust, Inc.	23	4,825
Extra Space Storage Inc.	54	8,794
Gaming and Leisure Properties, Inc.	191	9,940
Highwoods Properties, Inc.	58	1,335
Host Hotels & Resorts, Inc.	257	4,236
Invitation Homes Inc.	265	8,266
Kite Realty Naperville, LLC	161	3,362
KRC Interim Corp.	463	9,042
Life Storage Inc.	15	1,945
Medical Properties Trust, Inc. (a)	423	3,477
Netstreit Corp.	302	5,518
Physicians Realty Trust	118	1,761
Postal Realty Trust, Inc. - Class A	98	1,496
ProLogis Inc.	225	28,072
Public Storage	17	5,122
Rexford Industrial Realty, Inc.	41	2,433
SBA Communications Corporation - Class A	11	2,851
Sun Communities, Inc.	59	8,349
Urban Edge Properties	224	3,381
Welltower Inc.	160	11,482
Weyerhaeuser Company	72	2,165
Total Common Stocks (cost $219,865)		206,036
SHORT TERM INVESTMENTS 5.3%
Investment Companies 5.1%
JNL Government Money Market Fund, 4.48% (b) (c)	11,404	11,404
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (b) (c)	475	475
Total Short Term Investments (cost $11,879)		11,879
Total Investments 97.1% (cost $231,744)		217,915
Other Assets and Liabilities, Net 2.9%		6,514
Total Net Assets 100.0%		224,429

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	206,036	—	—	206,036
Short Term Investments	11,879	—	—	11,879
	217,915	—	—	217,915

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.2%
Health Care 19.8%
AbbVie Inc.	75	12,018
Becton, Dickinson and Company	80	19,916
CVS Health Corporation	271	20,120
Elevance Health, Inc.	22	10,211
Eli Lilly and Company	26	8,958
Johnson & Johnson	219	33,964
Medtronic, Inc.	193	15,558
Merck & Co., Inc.	223	23,742
Stryker Corporation	57	16,334
Thermo Fisher Scientific Inc.	42	24,073
UnitedHealth Group Incorporated	27	12,798
Zimmer Biomet Holdings, Inc.	54	7,012
		204,704
Financials 17.7%
American Express Company	87	14,328
Bank of America Corporation	774	22,127
CME Group Inc. - Class A	95	18,240
Fifth Third Bancorp	204	5,429
M&T Bank Corporation	83	9,914
S&P Global Inc.	46	15,762
State Street Corporation	185	14,003
The Charles Schwab Corporation	133	6,961
The Hartford Financial Services Group, Inc.	217	15,146
The PNC Financial Services Group, Inc.	79	10,036
The Travelers Companies, Inc.	76	13,038
Visa Inc. - Class A	83	18,659
Wells Fargo & Company	508	18,980
		182,623
Industrials 12.1%
ABB Ltd - Class N	259	8,878
Booz Allen Hamilton Holding Corporation - Class A	61	5,647
Caterpillar Inc.	30	6,942
General Electric Company	168	16,058
Parker-Hannifin Corporation	58	19,429
Raytheon Technologies Corporation	266	26,007
Trane Technologies Public Limited Company	54	9,984
Union Pacific Corporation	62	12,533
United Parcel Service, Inc. - Class B	100	19,306
		124,784
Consumer Staples 9.4%
Constellation Brands, Inc. - Class A	44	9,990
Kraft Foods Group, Inc.	266	10,304
L'Oreal	21	9,302
Nestle S.A. - Class N	88	10,767
Target Corporation	104	17,230
The Coca-Cola Company	223	13,809
Walmart Inc.	178	26,232
		97,634
Energy 8.8%
Chevron Corporation	203	33,180
ConocoPhillips	235	23,287
Exxon Mobil Corporation	206	22,540
Pioneer Natural Resources Company	60	12,334
		91,341
Information Technology 8.5%
Accenture Public Limited Company - Class A	22	6,429
Analog Devices, Inc.	56	11,019
Broadcom Inc.	11	6,941
Intuit Inc.	25	11,183
Lam Research Corporation	21	11,131
Microsoft Corporation	91	26,156
TE Connectivity Ltd. (a)	116	15,271
		88,130
Utilities 5.5%
American Electric Power Company, Inc.	138	12,535
Dominion Energy, Inc.	246	13,727
Entergy Corporation	140	15,048
Public Service Enterprise Group Incorporated	240	15,010
		56,320
Consumer Discretionary 5.4%
Columbia Sportswear Company	59	5,301
Lowe`s Companies, Inc.	73	14,587
McDonald's Corporation	56	15,725
Starbucks Corporation	116	12,056
The TJX Companies, Inc.	108	8,474
		56,143
Communication Services 5.4%
Comcast Corporation - Class A	409	15,503
Deutsche Telekom AG - Class N	537	13,014
Electronic Arts Inc.	57	6,897
Verizon Communications Inc.	518	20,157
		55,571
Materials 2.7%
Avery Dennison Corporation	28	5,037
DuPont de Nemours, Inc.	203	14,579
PPG Industries, Inc.	64	8,515
		28,131
Real Estate 1.9%
Crown Castle Inc.	91	12,155
Weyerhaeuser Company	244	7,352
		19,507
Total Common Stocks (cost $936,599)		1,004,888
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 4.48% (b) (c)	28,531	28,531
Total Short Term Investments (cost $28,531)		28,531
Total Investments 99.9% (cost $965,130)		1,033,419
Other Assets and Liabilities, Net 0.1%		542
Total Net Assets 100.0%		1,033,961

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	16,109	15,271	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	962,927	41,961	—	1,004,888
Short Term Investments	28,531	—	—	28,531
	991,458	41,961	—	1,033,419

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.5%
United States of America 52.7%
Adobe Inc. (a)	121	46,463
Agilent Technologies, Inc.	202	27,915
Alphabet Inc. - Class A (a)	1,522	157,925
Amazon.com, Inc. (a)	136	14,054
Analog Devices, Inc.	433	85,407
Avantor, Inc. (a)	349	7,368
Boston Scientific Corporation (a)	103	5,153
Charles River Laboratories International, Inc. (a)	25	5,062
Danaher Corporation	33	8,255
Datadog, Inc. - Class A (a)	40	2,897
Ecolab Inc.	31	5,212
Equifax Inc.	144	29,274
Fidelity National Information Services, Inc.	78	4,251
Former Charter Communications Parent, Inc. - Class A (a)	20	6,997
IDEXX Laboratories, Inc. (a)	13	6,654
Illumina, Inc. (a)	55	12,848
Intuit Inc.	158	70,257
Intuitive Surgical, Inc. (a)	49	12,453
IQVIA Holdings Inc (a)	75	14,843
Lam Research Corporation	5	2,698
Marriott International, Inc. - Class A	63	10,444
Marvell Technology, Inc.	448	19,406
Meta Platforms, Inc. - Class A (a)	408	86,464
Microsoft Corporation	91	26,150
NVIDIA Corporation	47	13,140
Phathom Pharmaceuticals, Inc. (a) (b)	208	1,487
S&P Global Inc.	194	66,856
Splunk Inc. (a)	70	6,691
United Parcel Service, Inc. - Class B	170	32,962
Visa Inc. - Class A	147	33,194
		822,780
France 10.1%
Dassault Systemes	165	6,816
EssilorLuxottica	48	8,709
Kering	61	39,571
LVMH Moet Hennessy Louis Vuitton	108	99,328
Pernod Ricard	12	2,636
		157,060
Japan 6.5%
Hoya Corporation	22	2,451
Keyence Corporation	110	53,888
Murata Manufacturing Co., Ltd. (b)	400	24,351
OMRON Corporation (b)	66	3,842
TDK Corporation (b)	493	17,654
		102,186
Netherlands 5.9%
Airbus SE	520	69,523
ASML Holding N.V.	30	20,442
Universal Music Group N.V.	63	1,595
		91,560
China 4.9%
JD.com, Inc. - Class A - ADR	1,200	52,677
Meituan - Class B (a) (c)	609	11,114
Tencent Holdings Limited	216	10,555
Yum China Holdings, Inc.	24	1,540
		75,886
India 4.8%
DLF Limited	10,824	47,271
HDFC Bank Limited	160	3,137
ICICI Bank Limited - ADR	1,139	24,575
		74,983
Denmark 4.2%
Novo Nordisk A/S - Class B	414	65,634
Sweden 4.1%
Assa Abloy AB - Class B	1,143	27,412
Atlas Copco Aktiebolag - Class A	2,880	36,603
		64,015
Germany 2.3%
Allianz SE	21	4,808
SAP SE	243	30,579
		35,387
Spain 1.3%
Amadeus IT Holding, S.A. (c)	313	20,965
Switzerland 0.9%
Lonza Group AG	24	14,473
Italy 0.9%
Brunello Cucinelli S.p.A.	143	14,284
Israel 0.7%
Nice Ltd - ADR (a) (b)	49	11,108
Canada 0.2%
Canadian Pacific Railway Limited	47	3,648
Total Common Stocks (cost $986,451)		1,553,969
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (d) (e)	1,945	1,945
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	1,031	1,031
Total Short Term Investments (cost $2,976)		2,976
Total Investments 99.7% (cost $989,427)		1,556,945
Other Assets and Liabilities, Net 0.3%		4,505
Total Net Assets 100.0%		1,561,450

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/19/22	17,082	20,965	1.4
Meituan - Class B	04/14/21	16,778	11,114	0.7
		33,860	32,079	2.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	822,780	—	—	822,780
France	—	157,060	—	157,060
Japan	—	102,186	—	102,186
Netherlands	—	91,560	—	91,560
China	54,217	21,669	—	75,886
India	24,575	50,408	—	74,983
Denmark	—	65,634	—	65,634
Sweden	—	64,015	—	64,015
Germany	—	35,387	—	35,387
Spain	—	20,965	—	20,965
Switzerland	—	14,473	—	14,473
Italy	—	14,284	—	14,284
Israel	11,108	—	—	11,108
Canada	3,648	—	—	3,648
Short Term Investments	2,976	—	—	2,976
	919,304	637,641	—	1,556,945

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 97.6%
Information Technology 26.0%
Allegro Microsystems Inc. (a)	653	31,346
Altair Engineering Inc. - Class A (a)	320	23,052
Arrow Electronics, Inc. (a)	112	13,959
Blackline, Inc. (a)	174	11,665
Calix, Inc. (a)	291	15,618
CCC Intelligent Solutions Holdings Inc. (a)	1,285	11,525
Clearwater Analytics Holdings, Inc. - Class A (a)	509	8,120
Confluent, Inc. - Class A (a)	438	10,541
Diodes Incorporated (a)	152	14,121
ExlService Holdings, Inc. (a)	99	16,035
Flex Ltd. (a)	773	17,791
Gitlab Inc. - Class A (a) (b)	227	7,796
Guidewire Software, Inc. (a)	208	17,046
HashiCorp, Inc. - Class A (a)	186	5,452
Impinj, Inc. (a)	228	30,868
Lattice Semiconductor Corporation (a)	252	24,065
Littelfuse, Inc.	78	20,896
Manhattan Associates, Inc. (a)	137	21,190
MKS Instruments, Inc.	139	12,295
Pagerduty, Inc. (a)	364	12,723
PAYCOR HCM, Inc. (a)	434	11,522
Power Integrations, Inc.	166	14,038
Procore Technologies, Inc. (a)	280	17,537
Smartsheet Inc. - Class A (a)	295	14,119
Sprout Social, Inc. - Class A (a)	272	16,543
The Descartes Systems Group Inc. (a)	235	18,962
Workiva Inc. - Class A (a)	161	16,449
		435,274
Health Care 20.1%
10X Genomics, Inc. - Class A (a)	291	16,258
Abcam PLC - ADR (a)	963	12,959
Acadia Healthcare Company, Inc. (a)	220	15,865
Apellis Pharmaceuticals, Inc. (a)	132	8,738
Axonics, Inc. (a)	166	9,043
Cytokinetics, Incorporated (a)	161	5,674
Doximity, Inc. - Class A (a) (b)	336	10,876
Evolent Health, Inc. - Class A (a)	491	15,934
Guardant Health, Inc. (a)	406	9,526
Halozyme Therapeutics, Inc. (a)	333	12,699
Harmony Biosciences Holdings Inc. (a)	117	3,835
Inari Medical, Inc. (a)	163	10,075
Inspire Medical Systems, Inc. (a)	52	12,141
Insulet Corporation (a)	77	24,708
Intra-Cellular Therapies, Inc. (a)	183	9,916
Irhythm Technologies, Inc. (a)	134	16,677
Karuna Therapeutics, Inc. (a)	45	8,165
Lantheus Holdings, Inc. (a)	169	13,940
Mesa Laboratories, Inc.	61	10,739
Natera, Inc. (a)	367	20,394
Pacira Pharmaceuticals, Inc. (a)	275	11,206
Penumbra, Inc. (a)	55	15,254
Prestige Consumer Healthcare Inc. (a)	213	13,360
R1 RCM Holdco Inc. (a)	1,044	15,660
Repligen Corporation (a)	118	19,848
Sgry, LLC (a)	395	13,613
		337,103
Industrials 17.9%
AAON, Inc.	140	13,504
AECOM	194	16,333
ASGN Incorporated (a)	145	11,972
BWXT Government Group, Inc.	238	15,026
Chart Industries, Inc. (a)	63	7,849
Clarivate PLC (a)	558	5,239
Clean Harbors, Inc. (a)	204	29,059
Construction Partners, Inc. - Class A (a)	626	16,862
GXO Logistics Inc. (a)	265	13,356
KBR, Inc.	312	17,151
Mercury Systems, Inc. (a)	242	12,351
Nordson Corporation	57	12,613
RBC Bearings Incorporated (a)	54	12,667
Saia, Inc. (a)	66	17,900
Shoals Technologies Group, Inc. - Class A (a)	475	10,828
SiteOne Landscape Supply, Inc. (a)	90	12,283
Terex Corporation	237	11,467
The AZEK Company Inc. - Class A (a)	514	12,098
Valmont Industries, Inc.	41	12,989
Vm Consolidated, Inc. - Class A (a)	738	12,492
WESCO International, Inc.	160	24,780
		298,819
Consumer Discretionary 12.5%
Academy Sports & Outdoors, Inc.	209	13,619
Cavco Industries, Inc. (a)	41	13,042
Crocs, Inc. (a)	103	13,053
Fox Factory Holding Corp. (a)	172	20,835
Gentherm Incorporated (a)	194	11,745
Kontoor Brands, Inc.	258	12,486
Marriott Vacations Worldwide Corporation	91	12,301
On Holding AG - Class A (a)	276	8,565
Planet Fitness, Inc. - Class A (a)	262	20,318
Pool Corporation	36	12,397
Stride, Inc. (a)	298	11,701
Texas Roadhouse, Inc. - Class A	114	12,328
Topgolf Callaway Brands Corp. (a)	546	11,813
Wingstop Inc.	133	24,437
Wyndham Hotels & Resorts, Inc.	166	11,296
		209,936
Financials 6.6%
Avantax, Inc. (a)	223	5,874
BRP Group, Inc. - Class A (a)	602	15,324
Flywire Corporation (a)	510	14,965
LPL Financial Holdings Inc.	49	9,841
Morningstar, Inc.	89	18,164
Selective Insurance Group, Inc.	147	14,052
Shift4 Payments, LLC - Class A (a)	41	3,132
The Hanover Insurance Group, Inc.	109	13,984
TMX Group Limited	151	15,218
		110,554
Energy 4.6%
ChampionX Corporation	523	14,194
Chord Energy Corporation	104	14,029
Matador Resources Company	348	16,577
Permian Resources Corporation - Class A	1,263	13,263
Range Resources Corporation	394	10,442
SM Energy Company	275	7,749
		76,254
Consumer Staples 3.9%
Freshpet, Inc. (a)	200	13,231
Grocery Outlet Holding Corp. (a)	330	9,325
Performance Food Group Company (a)	245	14,766
Post Holdings, Inc. (a)	157	14,072
The Simply Good Foods Company (a)	344	13,686
		65,080
Real Estate 1.8%
EastGroup Properties, Inc.	111	18,305
Terreno Realty Corporation	188	12,161
		30,466
Communication Services 1.8%
Iridium Communications Inc.	225	13,930
Shutterstock, Inc.	213	15,457
		29,387
Utilities 1.4%
American States Water Company	129	11,500
New Jersey Resources Corporation	237	12,602
		24,102
Materials 1.0%
Element Solutions Inc.	734	14,164
MP Materials Corp. - Class A (a)	113	3,187
		17,351
Total Common Stocks (cost $1,522,163)		1,634,326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund, 4.48% (c) (d)	42,120	42,120
Total Short Term Investments (cost $42,120)		42,120
Total Investments 100.1% (cost $1,564,283)		1,676,446
Other Assets and Liabilities, Net (0.1)%		(1,654)
Total Net Assets 100.0%		1,674,792

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,634,326	—	—	1,634,326
Short Term Investments	42,120	—	—	42,120
	1,676,446	—	—	1,676,446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 51.5%
United States of America 28.9%
AbbVie Inc. (a)	53	8,455
Advanced Micro Devices, Inc. (b)	34	3,277
AECOM	4	321
AGCO Corporation	1	122
Albertsons Companies, Inc. - Class A	8	162
Alcoa Corporation	7	277
Alnylam Pharmaceuticals, Inc. (b)	2	446
Alphabet Inc. - Class C (a) (b)	26	2,738
Amazon.com, Inc. (a) (b)	158	16,354
Ameren Corporation	4	334
American Electric Power Company, Inc.	2	141
American Express Company (a)	4	664
American Homes 4 Rent - Class A	8	236
AmerisourceBergen Corporation	5	863
AMETEK, Inc.	5	670
Amgen Inc.	1	353
Analog Devices, Inc.	24	4,675
Apple Hospitality REIT, Inc.	8	128
Apple Inc.	77	12,567
Arista Networks, Inc. (b)	2	280
AutoZone, Inc. (b)	—	383
Axalta Coating Systems Ltd. (b)	9	271
Baker Hughes Company - Class A	67	1,931
Bank of America Corporation	234	6,700
Bath & Body Works, Inc.	4	156
Bellring Intermediate Holdings, Inc. (b)	4	123
Berkshire Hathaway Inc. - Class B (a) (b)	4	1,216
Best Buy Co., Inc.	2	127
Biogen Inc. (b)	1	216
BioMarin Pharmaceutical Inc. (b)	2	182
BJ's Wholesale Club Holdings, Inc. (b)	1	98
Blackstone Inc. - Class A	7	623
Booking Holdings Inc. (b)	2	5,201
Boston Scientific Corporation (b)	48	2,378
Bristol-Myers Squibb Company (a)	100	6,950
Brixmor Property Group Inc.	10	215
Burlington Stores, Inc. (b)	2	456
Cadence Design Systems, Inc. (b)	2	344
Capital One Financial Corporation	6	618
Carlisle Companies Incorporated	1	175
Carrier Global Corporation	1	65
CBRE Group, Inc. - Class A (b)	3	250
Centene Corporation (b)	7	464
CenterPoint Energy, Inc.	2	48
Cheniere Energy, Inc.	4	586
Chevron Corporation (a)	35	5,675
Chubb Limited	2	395
Cigna Corporation	1	166
Cisco Systems, Inc.	3	166
Citigroup Inc.	9	435
Citizens Financial Group, Inc.	10	289
CME Group Inc. - Class A	35	6,588
CNA Financial Corporation	2	96
Columbia Sportswear Company	1	80
Comcast Corporation - Class A	9	352
CommScope Holding Company, Inc. (b)	6	41
Confluent, Inc. - Class A (b)	15	353
ConocoPhillips	37	3,691
Constellation Brands, Inc. - Class A	2	350
Copart, Inc. (b)	11	792
Coterra Energy Inc.	6	135
CrowdStrike Holdings, Inc. - Class A (b)	2	313
Cullen/Frost Bankers, Inc.	1	53
CVS Health Corporation	3	242
Deere & Company	14	5,954
Delta Air Lines, Inc. (b)	7	259
DexCom, Inc. (b)	5	546
Diamondback Energy, Inc.	2	320
Dick's Sporting Goods, Inc.	1	194
Dollar General Corporation	1	109
Dominion Energy, Inc.	7	414
Domino's Pizza, Inc.	1	217
Dover Corporation	2	365
Dow Inc.	49	2,707
EastGroup Properties, Inc.	1	90
Eaton Corporation Public Limited Company	7	1,304
Edison International	3	178
El Paso Electric Company (b) (c)	1	9
Elanco Animal Health Incorporated (b)	17	155
Eli Lilly and Company	1	408
Energizer Holdings, Inc.	4	146
Entegris, Inc.	4	338
Entergy Corporation	1	146
EOG Resources, Inc.	9	1,053
EPAM Systems, Inc. (b)	1	218
EQT Corporation	4	128
Equifax Inc.	2	356
Equinix, Inc.	—	215
Exact Sciences Corporation (b)	7	464
Exxon Mobil Corporation	5	544
Federal Realty Investment Trust	2	187
FedEx Corporation	2	422
First Citizens BancShares, Inc. - Class A	—	151
Fiserv, Inc. (b)	3	323
FleetCor Technologies, Inc. (b)	1	233
Former Charter Communications Parent, Inc. - Class A (b)	8	2,943
Fortune Brands Innovations, Inc.	3	196
Freeport-McMoRan Inc.	19	766
General Dynamics Corporation	1	247
HashiCorp, Inc. - Class A (b)	7	216
HCA Healthcare, Inc.	1	305
Hess Corporation	2	235
Hilton Worldwide Holdings Inc.	4	604
Honeywell International Inc.	3	522
Hubbell Incorporated	2	500
HubSpot, Inc. (b)	1	458
IAC Inc. (b)	4	186
Ingersoll Rand Inc. (a)	9	505
Insulet Corporation (b)	1	441
International Business Machines Corporation	1	173
Intuit Inc.	13	5,779
Intuitive Surgical, Inc. (b)	11	2,627
ITT Inc.	1	103
Jabil Inc.	4	339
JBG Smith Properties	5	80
Johnson & Johnson (a)	3	472
Keurig Dr Pepper Inc.	8	296
KeyCorp	15	181
Keysight Technologies, Inc. (b)	2	277
Kinder Morgan, Inc.	18	321
Knight-Swift Transportation Holdings Inc. - Class A	1	48
Kontoor Brands, Inc.	2	115
Kraft Foods Group, Inc.	8	299
KRC Interim Corp.	16	308
Laboratory Corporation of America Holdings	1	242
Lam Research Corporation	1	446
Lamar Advertising Company - Class A	2	195
Legacy Vulcan Corp.	1	100
Leidos Holdings, Inc.	3	242
Liberty Broadband Corporation - Series C (b)	3	222
Liberty Media Corporation - Series C (b)	7	190
Loews Corporation (a)	9	529
Lowe`s Companies, Inc.	4	853
M&T Bank Corporation	4	528
Marriott International, Inc. - Class A	34	5,634
Martin Marietta Materials, Inc.	1	350
Marvell Technology, Inc.	7	303
MasterCard Incorporated - Class A (a)	25	9,175
McDonald's Corporation	9	2,547
Media Group Holdings LLC (c) (d) (e)	3,345	—
Merck & Co., Inc.	2	216
Meta Platforms, Inc. - Class A (b)	39	8,237
Mettler-Toledo International Inc. (b)	—	331
MGIC Investment Corporation	10	131
Microsoft Corporation (a)	81	23,177

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Mid-America Apartment Communities, Inc.	2	363
Mohawk Industries, Inc. (b)	2	199
Mondelez International, Inc. - Class A	3	176
MongoDB, Inc. - Class A (b)	2	498
Morgan Stanley	9	767
Murphy USA Inc.	1	143
Natera, Inc. (b)	4	245
Newell Brands Inc.	13	156
Nexstar Media Group, Inc. - Class A	1	100
NextEra Energy, Inc.	52	3,977
NIKE, Inc. - Class B	9	1,100
Norfolk Southern Corporation	—	79
Northern Trust Corporation	2	191
Northrop Grumman Corporation	—	165
NVIDIA Corporation (a)	9	2,420
Old Dominion Freight Line, Inc.	1	296
Oracle Corporation	4	334
Packaging Corporation of America	2	311
Palo Alto Networks, Inc. (b)	4	872
Parker-Hannifin Corporation	1	226
PepsiCo, Inc.	—	69
Performance Food Group Company (b)	5	273
PG&E Corporation (b)	14	221
Philip Morris International Inc.	6	608
Phillips 66	3	276
Pioneer Natural Resources Company	1	293
Post Holdings, Inc. (b)	3	255
PPG Industries, Inc.	2	239
ProLogis Inc.	44	5,522
Public Service Enterprise Group Incorporated	8	503
Public Storage	1	275
Qiagen N.V. (b)	—	21
Qorvo, Inc. (b)	2	152
Qualcomm Incorporated (a)	5	643
Quanta Services, Inc.	7	1,078
Ralph Lauren Corporation - Class A	2	212
Rayonier Inc.	7	217
Raytheon Technologies Corporation	11	1,050
Regeneron Pharmaceuticals, Inc. (b)	8	6,376
Ross Stores, Inc.	36	3,820
Royal Caribbean Cruises Ltd.	1	94
Royalty Pharma PLC - Class A	11	395
S&P Global Inc.	12	4,136
Salesforce, Inc. (b)	1	146
SBA Communications Corporation - Class A	1	148
ServiceNow, Inc. (b)	1	649
SolarEdge Technologies Ltd. (b)	2	532
Southwest Airlines Co.	2	64
Sun Communities, Inc.	9	1,357
Synopsys, Inc. (b)	1	328
Sysco Corporation	2	138
T. Rowe Price Group, Inc.	1	154
Take-Two Interactive Software, Inc. (b)	—	52
Tapestry, Inc.	8	335
Target Corporation	1	139
TD SYNNEX Corporation	2	166
Teradyne, Inc.	20	2,162
Tesla Inc. (b)	15	3,167
Texas Instruments Incorporated	2	348
Texas Roadhouse, Inc. - Class A	1	136
The Boeing Company (b)	1	136
The Charles Schwab Corporation (a)	37	1,924
The Chemours Company	9	269
The Coca-Cola Company	106	6,585
The Cooper Companies, Inc.	2	547
The Estee Lauder Companies Inc. - Class A	2	442
The Hartford Financial Services Group, Inc.	3	172
The Home Depot, Inc.	1	184
The Middleby Corporation (b)	1	157
The PNC Financial Services Group, Inc. (a)	5	669
The Procter & Gamble Company (a)	2	347
The Progressive Corporation	21	2,930
The Timken Company	2	150
The Toro Company	2	271
The Trade Desk, Inc. - Class A (b)	9	524
The Travelers Companies, Inc.	3	579
The Williams Companies, Inc.	9	281
Thermo Fisher Scientific Inc.	1	669
T-Mobile USA, Inc. (b)	10	1,407
Tractor Supply Company	2	469
Trane Technologies Public Limited Company	12	2,235
Truist Financial Corporation	39	1,339
U.S. Bancorp	39	1,396
Uber Technologies, Inc. (b)	174	5,505
Union Pacific Corporation	17	3,411
United Parcel Service, Inc. - Class B	29	5,726
UnitedHealth Group Incorporated (a)	21	10,086
US Foods Holding Corp. (b)	6	205
Ventas, Inc.	5	225
Verizon Communications Inc. (a)	10	378
Vertex Pharmaceuticals Incorporated (b)	2	555
Wells Fargo & Company (a)	32	1,183
Welltower Inc.	2	107
WESCO International, Inc.	2	283
WestRock Company	4	127
Wex, Inc. (b)	—	68
Weyerhaeuser Company	12	364
Wolfspeed, Inc. (b)	3	178
Workday, Inc. - Class A (b)	2	404
Wynn Resorts, Limited (b)	1	56
Xcel Energy Inc.	4	253
Yum! Brands, Inc.	24	3,224
Zebra Technologies Corporation - Class A (b)	1	423
Zimmer Biomet Holdings, Inc.	1	163
Zoom Video Communications, Inc. - Class A (b)	5	331
		300,698
China 3.3%
Acrobiosystems Co., Ltd. - Class A	2	34
Advanced Micro-Fabrication Equipment Inc. - Class A (b)	6	118
Aier Eye Hospital Group Co., Ltd - Class A	92	414
Alibaba Group Holding Limited (b) (e)	85	1,076
Amoy Diagnostics Co., Ltd. - Class A	23	95
Angel Yeast Co., Ltd. - Class A	51	310
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	1	28
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (e) (f)	12	152
Bank of Ningbo Co., Ltd. - Class A	66	262
Baoshan Iron & Steel Co., Ltd. - Class A	376	341
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	4	173
Beijing Kingsoft Office Software Co., Ltd - Class A	8	546
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	32	158
Bicycle Club Joint Venture, L.P. - Class A	41	149
BOE Technology Group Co., Ltd. - Class A	597	386
Chacha Food Company, Limited - Class A	4	27
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	8	145
China Construction Bank Corporation - Class H	1,277	827
China Longyuan Power Group Corporation Limited - Class H	169	193
China Merchants Bank Co., Ltd. - Class A	111	553
China Merchants Bank Co., Ltd. - Class H	104	531
China Resources Land Limited	54	246
China Yangtze Power Co., Ltd. - Class A	210	648
Chongqing Brewery Co., Ltd. - Class A	8	151
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	42	154
Contemporary Amperex Technology Co., Limited - Class A	4	207
Dongguan Yiheda Automation Co., Ltd. - Class A	24	180
Flat Glass Group Co., Ltd. - Class H (f)	84	241
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	54	594
Fujian Anjing Food Co., Ltd. - Class A	11	250
Fuyao Glass Industry Group Co., Ltd. - Class A	6	31
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	23	100
Glodon Company Limited - Class A	31	337
Guangdong Haid Group Co., Ltd. - Class A	23	199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Guangzhou Kingmed Diagnostics Group Co,. Ltd. - Class A	12	150
H World Group Limited	56	271
Haier Smart Home Co., Ltd - Class H	203	639
Hangzhou Tigermed Consulting Co., Ltd - Class A	16	224
Han's Laser Technology Industry Group Co., Ltd. - Class A	99	438
Hedy Holding Co., Ltd. - Class A	349	349
Hefei Meyer Optoelectronic Technology Inc. - Class A	56	262
Hongfa Technology Co., Ltd. - Class A	41	193
Hundsun Technologies Inc. - Class A	92	708
Imeik Technology Development Co., Ltd. - Class A	4	293
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	145	612
iQIYI, Inc. - Class A - ADR (b)	19	138
Jade Bird Fire Co., Ltd. - Class A	115	449
JD.com, Inc. - Class A	24	518
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	60	580
Jiumaojiu International Holdings Limited (f)	77	183
Kanzhun Limited - ADR (b)	9	172
Kingdee International Software Group Company Limited (b)	87	140
Kweichow Moutai Co., Ltd. - Class A	4	1,058
LBX Pharmacy Chain Joint Stock Company - Class A	29	157
LONGi Green Energy Technology Co., Ltd. - Class A	93	545
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	10	377
Maxscend Microelectronics Company Limited - Class A	12	207
Meituan - Class B (b) (e)	40	725
Montage Technology Co., Ltd. - Class A	40	409
NARI Technology Co., Ltd. - Class A	82	322
NetEase, Inc.	25	445
Ningbo Tuopu Group Co., Ltd. - Class A	31	289
Oppein Home Group Inc. - Class A	9	151
Pharmaron Beijing Co., Ltd. - Class H (e)	30	125
Ping An Bank Co., Ltd. - Class A	200	365
Ping An Insurance (Group) Co of China Ltd - Class A	81	533
Ping An Insurance (Group) Co of China Ltd - Class H	85	547
Proya Cosmetics Co., Ltd. - Class A	6	155
Qingdao Haier Biomedical Co Ltd - Class A	17	164
Shandong Sinocera Functional Material Co., Ltd. - Class A	58	239
Shanghai Baosight Software Co., Ltd - Class A	44	369
Shanghai Liangxin Electrical Co., Ltd. - Class A	177	328
Shanghai M&G Stationery Inc - Class A	20	144
Shenzhen Inovance technology Co., Ltd. - Class A	37	374
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	16	707
Shenzhou International Group Holdings Limited	31	322
Sichuan Swellfun Co., Ltd. - Class A	7	81
Silergy Corp.	14	223
SKSHU Paint Co., Ltd. - Class A (b)	28	475
Starpower Semiconductor Ltd. - Class A	5	194
Suzhou Maxwell Technologies Co., Ltd. - Class A	8	344
Tencent Holdings Limited	80	3,918
Tongwei Co., Ltd. - Class A	39	219
Wanhua Chemical Group Co., Ltd. - Class A	58	802
Wuliangye Yibin Co., Ltd. - Class A	13	357
WuXi AppTec Co., Ltd. - Class H (e)	22	234
Wuxi Biologics Cayman Inc (b) (e)	41	253
Xpeng Inc. (b) (f)	31	171
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	26	204
Yunnan Energy New Material Co., Ltd. - Class A	10	165
Zhejiang Dingli Machinery Co., Ltd. - Class A	31	250
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. - Class A	56	530
Zhejiang SUPCON Technology Co., Ltd. - Class A	17	264
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	23	158
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	13	56
Zijin Mining Group Co., Ltd. - Class H	160	266
		34,396
France 2.6%
Adevinta ASA - Class B (b) (g)	1	4
Aeroports de Paris (b)	—	8
Alstom	1	17
Amundi (e)	—	8
AXA	4	121
Biomerieux SA	—	10
BNP Paribas	2	135
Bollore SE	2	11
Bouygues	—	13
Bureau Veritas	1	16
Capgemini	4	821
Carrefour	1	23
Compagnie De Saint-Gobain	1	58
Compagnie Generale des Etablissements Michelin	41	1,241
Credit Agricole SA	3	30
Danone	1	78
Dassault Aviation	—	9
Dassault Systemes	1	57
EDENRED	1	29
Eiffage	—	17
Engie	4	58
EssilorLuxottica	1	109
Gecina	—	11
Getlink S.E.	1	13
Hermes International	—	141
IPSEN	—	9
Kering	—	93
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	735
Legrand	20	1,803
L'Oreal	2	1,052
LVMH Moet Hennessy Louis Vuitton	9	8,504
Orange	4	44
Pernod Ricard	—	92
Publicis Groupe SA	1	37
Safran	14	2,139
Sanofi	2	247
Sartorius Stedim Biotech	—	15
Schneider Electric SE	5	873
Societe d'exploitation Hoteliere	—	16
Societe Generale	2	34
Teleperformance SE	—	28
Thales	—	31
TotalEnergies SE (f)	27	1,587
Veolia Environnement-VE	1	41
VINCI	59	6,806
Vivendi SE	2	16
Worldline (b) (e)	1	21
		27,261
United Kingdom 2.5%
3i Group plc	26	550
abrdn plc	5	11
Admiral Group PLC	1	16
Anglo American PLC	27	890
Ashtead Group Public Limited Company	1	58
Associated British Foods PLC	1	20
AstraZeneca PLC	46	6,410
Auto Trader Group PLC	2	15
Aviva PLC	7	34
B&M European Value Retail S.A.	2	11
BAE Systems PLC	6	74
Barclays PLC	30	54
Barratt Developments P L C	2	12
BP P.L.C.	767	4,849
British American Tobacco P.L.C.	4	155
BT Group PLC	14	26
Bunzl Public Limited Company	1	25
Burberry Group PLC	1	27
Carnival Corporation (b) (f)	7	70
Centrica PLC	12	15
Coca-Cola Europacific Partners PLC	—	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Compass Group PLC	4	89
Convatec Group PLC (e)	3	9
Croda International Public Limited Company	—	24
DCC Public Limited Company	—	12
Dechra Pharmaceuticals PLC	—	8
Diageo PLC	33	1,490
Direct Line Insurance Group PLC	3	5
DS Smith PLC	3	11
easyJet PLC (b)	1	7
Entain PLC	1	18
Evraz PLC (c)	1	—
Experian PLC	2	64
Ferguson PLC	6	851
Fiat Chrysler Automobiles N.V.	135	2,456
GSK PLC	8	140
Haleon PLC	10	40
Halma Public Limited Company	1	21
Harbour Energy PLC	1	4
Hargreaves Lansdown PLC	1	8
Hikma Pharmaceuticals Public Limited Company	—	8
Hiscox Ltd.	1	10
Howden Joinery Group PLC	1	10
HSBC Holdings PLC	40	269
Imperial Brands PLC	2	44
Informa Jersey Limited	3	27
InterContinental Hotels Group PLC	—	24
Intermediate Capital Group PLC	1	10
Intertek Group Plc	—	16
ITV PLC	9	9
J Sainsbury PLC	4	12
JD Sports Fashion PLC	6	12
Johnson Matthey PLC	—	10
Kingfisher PLC	4	14
Land Securities Group PLC	2	14
Legal & General Group PLC	13	37
Linde Public Limited Company	3	1,045
Lloyds Banking Group PLC	1,008	593
London Stock Exchange Group PLC	1	73
M&G PLC	5	11
Melrose Holdings Limited	9	17
Mondi plc	1	16
National Grid PLC	8	104
NatWest Group PLC	11	34
Next PLC	—	21
Ocado Group PLC (b)	1	9
Pearson PLC	2	16
Pepco Group N.V. (b) (e)	—	2
Persimmon Public Limited Company	1	10
Phoenix Group Holdings PLC	2	14
Reckitt Benckiser Group PLC	1	111
Relx PLC	40	1,280
Relx PLC	4	127
Rentokil Initial PLC	5	37
Rightmove PLC	2	13
Rio Tinto PLC	33	2,244
Rolls-Royce PLC (b)	18	32
Schroders PLC	2	12
SEGRO Public Limited Company	2	23
Severn Trent PLC	1	19
Smith & Nephew PLC	2	24
Smiths Group PLC	1	16
Spirax-Sarco Engineering PLC	—	21
SSE PLC	2	49
St. James's Place PLC	1	17
Standard Chartered PLC	5	37
Tate & Lyle Public Limited Company	1	8
Taylor Wimpey PLC	8	11
TechnipFMC PLC	22	299
Tesco PLC	15	48
The Berkeley Group Holdings PLC	—	12
The British Land Company Public Limited Company	2	9
The Sage Group PLC.	2	22
Unilever PLC	5	270
United Utilities PLC	1	19
Vodafone Group Public Limited Company	53	59
Weir Group PLC(The)	1	14
Whitbread PLC	—	15
Wise PLC - Class A (b)	1	7
WPP 2012 Limited	2	25
		25,973
Japan 2.4%
ACOM Co., Ltd.	1	1
Advance Residence Investment Corp.	—	7
Advantest Corporation	—	37
Aeon Co., Ltd.	2	35
AGC Inc.	—	15
Aisin Corporation (f)	—	8
Ajinomoto Co., Inc. (f)	1	39
ANA Holdings Inc. (b)	—	7
Asahi Group Holdings, Ltd.	1	41
Asahi Intecc Co., Ltd.	1	9
Asahi Kasei Corporation (f)	3	19
ASICS Corporation	—	11
Astellas Pharma Inc.	4	51
Bandai Namco Holdings Inc.	1	26
Bridgestone Corporation	1	49
Brother Industries, Ltd. (f)	1	8
Canon Inc.	2	45
Capcom Co., Ltd.	—	11
Central Japan Railway Company	—	48
Chubu Electric Power Co., Inc.	2	16
Chugai Pharmaceutical Co., Ltd.	1	32
Concordia Financial Group, Ltd. (f)	2	9
CyberAgent, Inc.	1	7
Dai Nippon Printing Co., Ltd.	1	14
Daifuku Co., Ltd.	1	17
Dai-ichi Life Holdings, Inc. (f)	2	39
Daiichi Sankyo Company, Ltd	4	142
Daikin Industries, Ltd.	1	108
Daito Trust Construction Co., Ltd.	—	10
Daiwa House Industry Co., Ltd	1	31
Daiwa House REIT Investment Corporation	—	8
Daiwa Securities Group Inc. (f)	3	14
DENSO Corporation (f)	1	56
DISCO Corporation	—	35
East Japan Railway Company	1	44
Eisai Co., Ltd. (f)	1	34
ENEOS Holdings, Inc. (f)	6	22
FANUC Corporation	52	1,893
Fast Retailing Co., Ltd.	—	88
Fuji Electric Co., Ltd. (f)	—	12
FUJIFILM Holdings Corporation	1	41
Fujitsu Limited (f)	—	54
Fukuoka Financial Group, Inc. (f)	—	8
GLP J-REIT	—	10
GMO Payment Gateway, Inc.	—	9
Hakuhodo DY Holdings Inc.	1	7
Hamamatsu Photonics K.K.	—	16
Hankyu Hanshin Holdings, Inc. (f)	1	15
HASEKO Corporation	—	3
Hirose Electric Co., Ltd.	—	13
Hitachi Construction Machinery Co., Ltd.	—	5
Hitachi, Ltd.	2	104
Honda Motor Co., Ltd. (f)	3	90
Hoshizaki Corporation	—	7
Hoya Corporation	42	4,682
Hulic Co., Ltd.	1	9
IBIDEN Co., Ltd. (f)	—	12
Idemitsu Kosan Co., Ltd. (f)	1	11
Iida Group Holdings Co., Ltd. (f)	—	5
Inpex Corporation	2	22
Isuzu Motors Limited (f)	1	14
ITOCHU Corporation (f)	3	94
ITOCHU Techno-Solutions Corporation	—	2
Japan Airlines Co., Ltd.	—	6
Japan Airport Terminal Co., Ltd. (b)	—	10
Japan Exchange Group, Inc.	1	15
Japan Metropolitan Fund Investment Corporation	—	9
Japan Post Bank Co., Ltd. (f)	3	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Japan Post Holdings Co., Ltd.	5	41
Japan Post Insurance Co., Ltd.	1	9
Japan Prime Realty Investment Corporation	—	5
Japan Real Estate Investment Corporation	—	12
Japan Tobacco Inc.	2	46
JFE Holdings, Inc.	1	14
JSR Corporation	—	9
Kajima Corporation	1	11
Kakaku.com, Inc.	—	3
Kansai Paint Co., Ltd	1	7
Kao Corporation	1	35
Kawasaki Heavy Industries, Ltd.	—	7
KDDI Corporation (f)	3	96
Keio Corporation	—	7
Keisei Electric Railway Co., Ltd. (f)	—	9
Keyence Corporation	7	3,233
Kikkoman Corporation (f)	—	20
Kintetsu Group Holdings Co., Ltd.	—	13
Kirin Holdings Company, Ltd	2	27
Kobayashi Pharmaceutical Co., Ltd.	—	6
Kobe Bussan Co., Ltd.	—	8
Koei Tecmo Holdings Co., Ltd. (f)	—	4
Koito Manufacturing Co., Ltd.	1	9
Komatsu Ltd. (f)	2	47
Konami Holdings Corporation (f)	—	9
Kose Corporation	—	12
Kubota Corporation	2	35
Kurita Water Industries Ltd.	—	9
KYOCERA Corporation	1	31
Kyowa Kirin Co., Ltd.	1	11
Kyushu Railway Company	—	7
Lasertec Co., Ltd.	—	18
Lawson, Inc.	—	4
Lion Corporation	—	4
LIXIL Corporation (f)	1	10
M3, Inc.	1	23
Makita Corporation (f)	1	15
Marubeni Corporation (f)	3	46
Marui Group Co. Ltd. (f)	—	5
Matsuki Yokokokara & Company Co., Ltd.	—	16
Mazda Motor Corporation	1	11
McDonald's Holdings Company (Japan), Ltd.	—	4
Medipal Holdings Corporation	—	4
Meiji Holdings Co., Ltd.	1	14
Minebeamitsumi Inc. (f)	1	15
MISUMI Group Inc. (f)	1	15
Mitsubishi Chemical Group Corporation	3	16
Mitsubishi Corporation	3	104
Mitsubishi Electric Corporation	4	50
Mitsubishi Estate Co., Ltd. (f)	2	29
Mitsubishi Gas Chemical Company, Inc.	—	6
Mitsubishi HC Capital Inc.	1	5
Mitsubishi Heavy Industries, Ltd.	1	26
Mitsubishi Motors Corporation (b) (f)	1	6
Mitsubishi UFJ Financial Group Inc (f)	114	729
Mitsui & Co., Ltd. (f)	3	100
Mitsui Chemicals, Inc.	—	10
Mitsui Fudosan Co., Ltd. (f)	2	36
Mitsui O.S.K. Lines, Ltd. (f)	1	17
Mizuho Bank, Ltd.	—	14
Mizuho Financial Group, Inc.	5	71
MonotaRO Co., Ltd.	1	6
MS&AD Insurance Group Holdings, Inc.	1	31
Murata Manufacturing Co., Ltd.	1	79
Nagoya Railroad Co., Ltd.	—	6
Nec Corporation	1	19
NEXON Co., Ltd.	1	21
NGK Insulators, Ltd. (f)	1	7
NGK Spark Plug Co. Ltd. (f)	—	6
Nidec Corporation	1	57
Nihon M&A Center Holdings Inc.	1	4
Nikon Corporation (f)	1	6
Nintendo Co., Ltd.	2	89
Nippon Building Fund Inc.	—	12
Nippon Express Co., Ltd.	—	12
Nippon Paint Holdings Co., Ltd.	2	20
Nippon Prologis REIT, Inc.	—	11
Nippon Sanso Holdings Corporation (f)	—	7
Nippon Shinyaku Co., Ltd.	—	4
Nippon Steel Corporation (f)	2	45
Nippon Telegraph and Telephone Corporation	30	896
Nippon Yusen Kabushiki Kaisha (f)	1	23
Nissan Motor Co., Ltd. (f)	5	18
Nisshin Seifun Group Inc. (f)	1	6
Nissin Chemical Corporation (f)	—	14
Nissin Food Holdings Co., Ltd.	—	18
Nitori Holdings Co., Ltd. (f)	—	24
Nitto Denko Corporation	—	19
Nomura Holdings, Inc. (f)	6	23
Nomura Real Estate Holdings, Inc.	—	4
Nomura Real Estate Master Fund, Inc.	—	10
Nomura Research Institute Ltd	1	21
Nsk Ltd. (f)	1	5
NTT DATA Corporation	1	17
Obayashi Corporation (f)	1	8
OBIC Co., Ltd.	—	16
Odakyu Electric Railway Co., Ltd. (f)	1	9
Oji Holdings Corporation (f)	2	8
Olympus Corporation	3	46
OMRON Corporation (f)	—	23
Ono Pharmaceutical Co., Ltd. (f)	1	19
Open House Group Co., Ltd.	—	4
Oracle Corporation Japan	—	7
Oriental Land Co., Ltd. (f)	3	86
ORIX Corporation	2	38
ORIX JREIT Inc.	—	6
Osaka Gas Co., Ltd.	1	13
Otsuka Corporation	—	7
Otsuka Holdings Co., Ltd.	1	35
Pan Pacific International Holdings Corporation	1	19
Panasonic Holdings Corporation	5	41
Persol Holdings Co., Ltd.	—	8
Rakuten Group, Inc.	2	9
Recruit Holdings Co., Ltd.	3	94
Renesas Electronics Corporation (b)	3	41
Resona Holdings, Inc. (f)	5	23
Resonac Holdings Corporation	—	5
Ricoh Company, Ltd. (f)	1	8
Rinnai Corporation	—	7
ROHM Co., Ltd.	—	17
Santen Pharmaceutical Co., Ltd. (f)	1	5
SBI Holdings, Inc. (f)	—	8
SCSK Corporation	—	3
Secom Co., Ltd.	—	25
Sega Sammy Holdings, Inc.	—	6
Seibu Holdings Inc.	1	6
Seiko Epson Corporation. (f)	1	9
Sekisui Chemical Co., Ltd.	1	11
Sekisui House, Ltd.	1	26
Seven & I Holdings Co., Ltd.	2	72
SG Holdings Co., Ltd. (f)	1	15
Sharp Corporation (f)	—	3
Shimadzu Corporation	1	16
Shimano Inc.	—	35
Shimizu Corporation (f)	1	7
Shin-Etsu Chemical Co., Ltd. (f)	169	5,476
Shinsei Bank, Limited	—	2
Shionogi & Co., Ltd.	1	27
Shiseido Company, Limited	1	37
SMC Corporation	—	53
Softbank Corp.	5	62
SoftBank Group Corp (f)	2	94
Sojitz Corporation (f)	—	7
Sompo Holdings, Inc. (f)	1	32
Sony Group Corporation	15	1,347
Square Enix Holdings Co., Ltd.	—	10
Stanley Electric Co., Ltd. (f)	—	7
Subaru Corporation.	1	21
SUMCO Corporation	—	5
Sumitomo Chemical Company, Limited (f)	3	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sumitomo Corporation (f)	3	44
Sumitomo Electric Industries, Ltd.	2	21
Sumitomo Metal Mining Co., Ltd.	1	19
Sumitomo Mitsui Financial Group, Inc. (f)	3	108
Sumitomo Mitsui Trust Bank, Limited (f)	1	24
Sumitomo Pharma Co., Ltd. (f)	—	1
Sumitomo Realty & Development Co., Ltd. (f)	1	23
Suntory Beverage & Food Limited	—	11
Suzuki Motor Corporation	1	36
Sysmex Corporation (f)	—	20
T&D Holdings, lnc. (f)	1	16
Taisei Corporation (f)	—	12
Taisho Pharmaceutical Holdings Co., Ltd.	—	4
Takeda Pharmaceutical Co Ltd	3	102
TDK Corporation (f)	1	29
Terumo Corporation	2	41
The Bank of Kyoto, Ltd.	—	9
The Chiba Bank, Ltd. (f)	2	10
The Kansai Electric Power Company, Incorporated	2	16
TIS Inc.	1	13
TOBU Railway Co., LTD. (f)	—	10
Toho Co., Ltd.	—	8
Tokio Marine Holdings, Inc. (f)	34	657
Tokyo Century Corporation	—	3
Tokyo Electric Power Company Holdings, Inc. (b)	2	5
Tokyo Electron Limited	1	110
Tokyo Gas Co., Ltd.	1	15
Tokyu Corporation (f)	1	16
Tokyu Fudosan Holdings Corporation (f)	1	5
Toppan Inc.	1	14
Toray Industries, Inc. (f)	3	18
Toshiba Corporation	1	30
Tosoh Corporation	1	8
TOTO Ltd.	—	10
Toyo Suisan Kaisha, Ltd.	—	8
Toyota Industries Corporation	—	22
Toyota Motor Corporation	25	354
Toyota Tsusho Corporation	1	21
Trend Micro Incorporated	—	15
Unicharm Corporation	1	37
United Urban Investment Corporation	—	6
USS Co., Ltd.	—	7
Welcia Holdings Co., Ltd.	—	4
West Japan Railway Company	1	21
Yakult Honsha Co., Ltd. (f)	—	29
Yamaha Corporation (f)	—	12
Yamaha Motor Co., Ltd.	1	18
Yamato Holdings Co., Ltd.	1	10
Yaskawa Electric Corporation	1	22
Yokogawa Electric Corporation	1	8
Z Holdings Corporation (f)	5	15
ZOZO, Inc. (f)	—	5
		25,265
Netherlands 2.0%
Adyen B.V. (b) (e)	—	99
Aegon N.V.	3	12
Airbus SE	25	3,391
Akzo Nobel N.V.	—	27
argenx SE (b)	—	40
ASM International N.V.	—	36
ASML Holding N.V.	9	5,953
CNH Industrial N.V.	2	30
HAL Trust	—	24
Heineken Holding N.V.	—	20
Heineken N.V.	1	50
ING Groep N.V.	7	88
JDE Peet's N.V.	—	8
Koninklijke Ahold Delhaize N.V.	2	67
Koninklijke DSM N.V.	—	41
Koninklijke KPN N.V.	6	22
Koninklijke Philips N.V.	2	32
NN Group N.V.	1	22
NXP Semiconductors N.V.	39	7,266
Prosus N.V. - Class N	2	180
Randstad N.V. (f)	—	15
Shell PLC - Class A	91	2,605
Shell PLC - Class A - ADR	2	110
Unibail-Rodamco-Westfield SE (b)	—	12
Universal Music Group N.V.	2	38
Wolters Kluwer N.V. - Class C	1	65
		20,253
Taiwan 1.4%
Accton Technology Corporation	28	295
Advantech Co., Ltd.	20	244
ASE Technology Holding Co., Ltd.	57	212
ASPEED Technology Inc.	3	264
Chailease Holding Company Limited	34	250
Eclat Textile Corporation Ltd.	15	245
eMemory Technology Inc.	2	124
Largan Precision Co., Ltd.	4	287
Realtek Semiconductor Corporation	26	333
Taiwan Semiconductor Manufacturing Company Limited - ADR	86	7,972
Taiwan Semiconductor Manufacturing Company Limited	226	4,008
		14,234
India 1.1%
Aarti Industries Ltd	18	111
Apollo Hospitals Enterprise Limited	6	306
Britannia Industries Ltd	6	318
Genpact Limited	4	177
HDFC Life Insurance Company Limited (e)	44	270
HDFC Bank Limited	31	600
HDFC Bank Limited - ADR	83	5,529
Hindustan Unilever Limited	15	481
Housing Development Finance Corporation Limited	17	555
ICICI Bank Limited	27	287
ICICI Prudential Life Insurance Company Limited (e)	25	131
Infosys Limited	47	825
ITC Limited	60	279
Kotak Mahindra Bank Limited	11	238
Petronet LNG Limited	85	238
Reliance Industries Limited	20	567
Shriram Finance Limited	30	459
		11,371
Germany 1.0%
Adidas AG - Class N	4	749
Allianz SE	7	1,603
BASF SE - Class N	2	95
Bayer Aktiengesellschaft - Class N	2	124
Bayerische Motoren Werke Aktiengesellschaft	1	69
Beiersdorf Aktiengesellschaft	—	25
Brenntag SE - Class N	—	23
Carl Zeiss Meditec AG	—	10
COMMERZBANK Aktiengesellschaft	2	22
Continental Aktiengesellschaft	—	17
Covestro AG (e)	—	16
Daimler Truck Holding AG	1	35
Delivery Hero SE (b) (e)	—	13
Deutsche Bank Aktiengesellschaft - Class N	4	41
Deutsche Borse Aktiengesellschaft - Class N	4	753
Deutsche Lufthansa Aktiengesellschaft (b)	1	13
Deutsche Post AG - Class N	2	92
Deutsche Telekom AG - Class N	32	774
DW Property Invest GmbH	—	2
E.ON SE - Class N	4	55
Evonik Industries AG	—	9
Fresenius SE & Co. KGaA	1	22
GEA Group Aktiengesellschaft	—	15
Hannover Ruck SE - Class N	—	23
HeidelbergCement AG	—	21
Henkel AG & Co. KGaA	—	14
Infineon Technologies AG - Class N	3	106
Mercedes-Benz Group AG - Class N	2	119
MERCK Kommanditgesellschaft auf Aktien	—	48
MTU Aero Engines AG - Class N	—	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	—	102
Puma SE	—	13
RWE Aktiengesellschaft	113	4,877
SAP SE	2	272
Siemens Aktiengesellschaft - Class N	2	240
Siemens Energy AG (b)	1	17
Siemens Healthineers AG (e)	1	32
Symrise AG	—	28
Talanx Aktiengesellschaft	—	6
Telefonica Deutschland Holding AG	2	6
Vantage Towers AG	—	4
Vonovia SE	2	30
Zalando SE (b) (e)	—	18
		10,579
South Korea 0.7%
Hl Mando Corporation	6	212
JYP Entertainment Corporation	6	330
KB Financial Group Inc.	13	474
KIA Corporation	5	281
LG Chem, Ltd.	1	741
NAVER Corporation	2	232
Samsung Electronics Co Ltd	86	4,274
SK Hynix Inc.	9	582
SK Telecom Co., Ltd.	5	174
S-Oil Corporation	3	200
		7,500
Canada 0.7%
Alimentation Couche-Tard Inc.	18	926
Canadian National Railway Company	12	1,397
Fairfax Financial Holdings Limited	—	246
The Toronto-Dominion Bank	80	4,781
		7,350
Sweden 0.7%
AB Sagax - Class B	—	9
Aktiebolaget Electrolux - Class B	—	4
Aktiebolaget Industrivarden - Class A	—	10
Aktiebolaget Industrivarden - Class C	—	9
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B (f)	1	15
Aktiebolaget Volvo - Class A (f)	—	10
Aktiebolaget Volvo - Class B (f)	245	5,055
Alfa Laval AB	1	21
Assa Abloy AB - Class B	2	47
Atlas Copco Aktiebolag - Class A	74	946
Atlas Copco Aktiebolag - Class B	3	35
Axfood Aktiebolag	—	5
Boliden AB	1	21
Castellum Aktiebolag (f)	1	7
Embracer Group AB - Class B (b) (f)	2	8
Epiroc Aktiebolag - Class A	1	24
Epiroc Aktiebolag - Class B	1	14
EQT AB (e)	1	14
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	1	34
Evolution AB (publ) (e)	—	51
Fastighets AB Balder - Class B (b)	1	6
G&L Beijer Ref AB - Class B (f)	1	12
Getinge AB - Class B	—	11
H & M Hennes & Mauritz AB - Class B	1	20
Hexagon Aktiebolag - Class B	4	48
Holmen Aktiebolag - Class B (f)	—	7
Husqvarna Aktiebolag - Class B (f)	1	7
Indutrade Aktiebolag	1	12
Investment Ab Latour - Class B	—	7
Investor Aktiebolag - Class A	1	23
Investor Aktiebolag - Class B	4	71
Kinnevik AB - Class B (b)	1	7
L E Lundbergforetagen AB (publ) - Class B	—	6
Lifco AB (Publ) - Class B	—	9
NIBE Industrier AB - Class B	3	34
Nordnet AB	—	5
Saab AB - Class B	—	10
Sandvik Aktiebolag	2	46
Securitas AB - Class B	1	9
Skandinaviska Enskilda Banken AB - Class A	3	37
Skanska AB - Class B (f)	1	12
SSAB AB - Class A	—	3
SSAB AB - Class B	1	9
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B (f)	1	16
Svenska Handelsbanken AB - Class A (f)	3	26
Swedbank AB - Class A	2	30
Swedish Orphan Biovitrum AB (Publ) (b)	—	9
Tele2 AB - Class B	1	11
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B (f)	6	36
Telia Company AB (f)	5	12
Trelleborg AB - Class B	1	14
Volvo Cars AB - Class B (b) (f)	1	5
		6,914
Denmark 0.6%
A.P. Moller - Maersk A/S - Class A	—	11
A.P. Moller - Maersk A/S - Class B (f)	—	18
Carlsberg A/S - Class B	—	30
Chr. Hansen Holding A/S	—	15
Coloplast A/S - Class B	6	738
Danske Bank A/S (b)	1	27
Demant A/S (b)	—	7
DSV A/S	—	69
Genmab A/S (b)	—	49
Novo Nordisk A/S - Class B	34	5,391
Novozymes A/S - Class B	—	21
Orsted A/S (e)	—	32
Pandora A/S	—	18
Tryg A/S	1	17
Vestas Wind Systems A/S	2	58
		6,501
Hong Kong 0.6%
AIA Group Limited	394	4,133
Budweiser Brewing Company APAC Limited (e)	120	365
CK Asset Holdings Limited	4	24
CK Hutchison Holdings Limited	5	31
CK Infrastructure Holdings Limited	1	5
CLP Holdings Limited	3	22
DFI Retail Group Holding Limited	1	2
ESR Group Limited (e)	5	9
Galaxy Entertainment Group Limited	4	27
Hang Lung Properties Limited	4	7
Hang Seng Bank, Limited	1	20
Henderson Land Development Company Limited	3	10
HK Electric Investments Limited (f)	5	3
HKT Trust	6	8
Hong Kong And China Gas Company Limited -The-	22	19
Hong Kong Exchanges and Clearing Limited	20	899
Jardine Matheson Holdings Limited	1	24
Link Real Estate Investment Trust	5	32
MTR Corporation Limited	3	14
New World Development Company Limited	2	6
Power Assets Holdings Limited	3	13
Sino Land Company Limited	6	8
Sun Hung Kai Properties Limited	3	42
Swire Pacific Limited - Class A	1	8
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	2	5
Techtronic Industries Company Limited	20	217
The Wharf (Holdings) Limited	3	7
WH Group Limited (e)	16	10
Wharf Real Estate Investment Company Limited	3	17
		5,990
Switzerland 0.5%
ABB Ltd - Class N	3	116
Alcon AG	1	70
Baloise Holding AG - Class N	—	17
Barry Callebaut AG - Class N	—	19
Coca-Cola HBC AG	—	11
Compagnie Financiere Richemont SA	1	166
Credit Suisse Group AG - Class N	8	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
EMS-Chemie Holding AG	—	14
Garmin Ltd.	3	321
Geberit AG - Class N	—	40
Givaudan SA - Class N	—	52
Glencore PLC	24	138
Julius Bar Gruppe AG - Class N	—	29
Kuhne & Nagel International AG	—	35
Lafarge	1	72
Lonza Group AG	—	88
Nestle S.A. - Class N	24	2,944
Novartis AG - Class N	5	437
Partners Group Holding AG	—	42
Roche Holding AG	—	16
Schindler Holding AG - Class N	—	9
SGS SA - Class N	—	26
Sika AG	—	86
Sonova Holding AG	—	30
STMicroelectronics N.V.	1	69
Straumann Holding AG - Class N	—	36
Swiss Life Holding AG - Class N	—	38
Swiss Re AG	1	62
Swisscom AG - Class N	—	33
The Swatch Group AG	—	20
The Swatch Group AG - Class N	—	8
UBS Group AG	7	147
Zurich Insurance Group AG - Class N	—	149
		5,347
Australia 0.4%
Ampol Limited	1	10
ANZ Group Holdings Limited	6	92
Aristocrat Leisure Limited	1	33
ASX Limited	—	17
Atlas Arteria Limited	2	10
Aurizon Holdings Limited	3	7
Australian Pipeline Trust	2	16
Bendigo and Adelaide Bank Limited	1	7
BHP Group Limited	10	319
BHP Group Limited	43	1,340
BlueScope Steel Limited	1	12
Brambles Limited	3	25
Challenger Limited	1	5
Cochlear Limited	—	21
Coles Group Limited	3	32
Commonwealth Bank of Australia	3	221
Computershare Limited	1	16
CSL Limited	1	185
Dexus Property Trust	2	10
Domino's Pizza Enterprises Limited	—	4
Endeavour Group Limited	3	12
Fortescue Metals Group Ltd	3	51
Goodman Funding Pty Ltd	3	43
GPT Management Holdings Limited	4	11
Harvey Norman Holdings Limited (f)	1	2
IDP Education Limited	—	8
IGO Limited	1	12
Incitec Pivot Limited	4	8
Insurance Australia Group Limited	5	16
Lendlease Corporation Limited	1	7
Macquarie Group Limited	1	85
Medibank Private Limited	5	12
Mineral Resources Limited	—	18
Mirvac Limited	8	11
National Australia Bank Limited	6	116
Newcrest Mining Limited	2	31
Northern Star Resources Ltd	2	18
Orica Limited	1	9
Origin Energy Limited	3	19
Pilbara Minerals Limited	5	14
Qantas Airways Limited (b)	2	8
QBE Insurance Group Limited	3	30
Ramsay Health Care Limited	—	16
REA Group Ltd	—	10
Reece Limited	—	5
Rio Tinto Limited	1	59
Santos Limited	7	30
Scentre Group Limited	10	19
SEEK Limited	1	11
Seven Group Holdings Limited	—	5
Sonic Healthcare Limited	1	22
South32 Limited	9	27
Stockland Corporation Ltd	5	13
Suncorp Group Limited	3	21
Telstra Group Limited	8	23
The Lottery Corporation Limited	4	15
TPG Corporation Limited	1	3
Transurban Holdings Limited	6	58
Treasury Wine Estates Limited	2	13
Vicinity Centres RE Ltd	8	10
Washington H. Soul Pattinson and Company Limited	1	10
Wesfarmers Limited	2	75
Westpac Banking Corporation	7	101
WiseTech Global Limited	—	16
Woodside Energy Group Ltd	10	225
Woodside Energy Group Ltd	16	367
Woolworths Group Limited	2	61
Worley Limited	1	7
		4,145
Mexico 0.3%
Fresnillo PLC	—	4
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	27	530
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	2	534
Grupo Financiero Banorte, S.A.B. de C.V.	86	722
Wal - Mart de Mexico, S.A.B. de C.V.	293	1,171
		2,961
Indonesia 0.3%
PT Telkom Indonesia (Persero) Tbk	2,828	766
PT. Bank Central Asia Tbk	2,867	1,677
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,636	517
		2,960
Spain 0.2%
Acciona,S.A.	—	10
ACS, Actividades de Construccion y Servicios, S.A.	—	13
AENA, S.M.E., S.A. (e)	—	23
Amadeus IT Holding, S.A. (e)	1	59
Banco Bilbao Vizcaya Argentaria, S.A. (f)	12	85
Banco Santander, S.A.	33	124
CaixaBank, S.A. (f)	8	31
Cellnex Telecom, S.A. (e)	1	46
Corporacion Acciona Energias Renovables, S.A.	—	5
Endesa, S.A.	1	14
Ferrovial, S.A.	1	29
Grifols, S.A. - Class A	1	6
Iberdrola, Sociedad Anonima	110	1,375
Industria de Diseno Textil, S.A.	2	74
MAPFRE, S.A.	2	4
Naturgy Energy Group, S.A.	—	11
Red Electrica Corporacion, S.A.	1	15
Repsol, S.A.	3	41
Telefonica, S.A.	11	49
		2,014
Finland 0.2%
Elisa Oyj	—	18
Fortum Oyj	1	13
Huhtamaki Oyj	—	7
Kesko Oyj - Class A	—	5
Kesko Oyj - Class B	1	11
Kone Corporation - Class B	1	41
Metso Outotec Oyj	1	15
Neste Oyj	1	42
Nokia Oyj	11	52
Nordea Bank AB (f)	142	1,523
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	9
Sampo Oyj - Class A	1	46
Stora Enso Oyj - Class A	—	1
Stora Enso Oyj - Class R	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
UPM-Kymmene Oyj	1	35
Wartsila Oyj Abp	1	9
		1,846
Singapore 0.2%
Ascendas Real Estate Investment Trust	7	14
Capitaland Group Pte. Ltd.	10	15
Capitaland Investment Limited	5	15
City Developments Limited	1	6
DBS Group Holdings Ltd	59	1,478
Genting International Plc	7	6
Great Eastern Holdings Limited	1	7
Jardine Cycle & Carriage Limited (f)	—	5
Keppel Corporation Limited	3	11
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	5	6
Olam Group Limited	2	3
Oversea-Chinese Banking Corporation Limited	8	75
Singapore Airlines Limited	2	11
Singapore Exchange Limited	2	11
Singapore Technologies Engineering Ltd	3	9
Singapore Telecommunications Limited	14	26
United Overseas Bank Limited	3	67
UOL Group Limited	1	3
Venture Corporation Limited	1	7
Wilmar International Limited	6	20
		1,795
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao	77	157
Localiza Rent A Car S/A	25	263
Lojas Renner S/A.	85	278
NU Holdings Ltd. - Class A (b)	40	190
Raia Drogasil S.A.	64	307
TIM S.A	90	222
Transmissora Alianca De Energia Eletrica S/A	33	224
		1,641
South Africa 0.2%
AngloGold Ashanti	6	157
Bid Corporation (Pty) Ltd	14	313
Capitec Bank Holdings	3	249
Clicks Group	18	263
Firstrand Ltd (f)	100	340
Sanlam	70	222
		1,544
Belgium 0.1%
Ackermans	—	7
Ageas SA/NV	—	16
Anheuser-Busch InBev	2	130
Azelis Group	—	4
D'Ieteren Group	—	9
Elia Group	—	9
Etablissementen Franz Colruyt	—	3
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	17
KBC Groep	16	1,095
Proximus	—	3
Sofina (f)	—	7
Solvay	—	17
UCB	—	22
Umicore	—	14
Warehouses De Pauw	—	10
		1,363
Thailand 0.1%
PTT Exploration And Production Public Company Limited	61	268
Siam Commercial Bank Public Company Limited - NVDR	104	312
Thai Oil Public Company Limited	252	388
		968
Italy 0.1%
A2a S.P.A.	3	5
Amplifon S.p.A	—	7
Assicurazioni Generali S.P.A.	2	48
Banca Mediolanum SpA	—	4
Banco BPM Societa' Per Azioni	3	12
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	4
Davide Campari-Milano N.V.	1	13
DiaSorin S.p.A.	—	6
Enel S.p.A	15	93
Eni S.p.A.	5	69
Ferrari N.V.	—	69
Finecobank Banca Fineco SPA	1	19
Hera S.p.A.	2	4
Infrastrutture Wireless Italiane S.p.A. (e)	1	10
Intesa Sanpaolo SPA	34	87
Leonardo S.p.A.	1	9
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	13
Moncler S.p.A.	—	29
Nexi Spa (b)	2	14
Pirelli & C. S.p.A. (e)	1	4
Poste Italiane SPA (e)	1	10
Prysmian S.p.A.	1	22
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	8
Snam S.P.A.	4	21
Telecom Italia SPA (f)	20	7
Terna – Rete Elettrica Nazionale S.p.A.	3	23
UniCredit S.p.A.	4	72
UnipolSai Assicurazioni S.p.A. (f)	1	3
		685
Saudi Arabia 0.1%
Saudi Basic Industries Corporation	12	283
The Saudi National Bank	31	379
		662
Ireland 0.1%
CRH Public Limited Company	2	75
Flutter Entertainment Public Limited Company (b)	—	55
James Hardie Industries Public Limited Company - CDI	1	19
Kerry Group Public Limited Company - Class A	—	31
Kingspan Group Public Limited Company	—	22
Medtronic, Inc.	2	146
Seagate Technology Holdings Public Limited Company	2	159
Smurfit Kappa Funding Designated Activity Company	1	19
		526
Poland 0.0%
Allegro.eu (b) (e)	1	6
Bank Polska Kasa Opieki - Spolka Akcyjna	—	7
Dino Polska Spolka Akcyjna (b) (e)	4	392
ING Bank Slaski S.A.	—	2
KGHM Polska Miedz Spolka Akcyjna	—	8
LPP Spolka Akcyjna	—	4
Polski Koncern Naftowy Orlen Spolka Akcyjna	1	14
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	11
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	9
Santander Bank Polska S.A.	—	5
		458
Bermuda 0.0%
Autostore Holdings Ltd (b) (e) (f)	2	5
Credicorp Ltd.	3	373
		378
Hungary 0.0%
OTP Bank Nyrt.	7	185
Wizz Air Holdings PLC (b) (e)	4	147
		332
Macau 0.0%
Sands China Ltd. (b)	66	231
Norway 0.0%
Aker ASA	—	3
Aker BP ASA	1	15
DNB Bank ASA	2	32
Equinor ASA	2	59
Gjensidige Forsikring ASA (f)	—	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Kongsberg Gruppen ASA	—	7
Leroy Seafood Group ASA	1	3
Mowi ASA	1	17
Norsk Hydro ASA	3	20
Orkla ASA	2	11
SalMar ASA	—	6
Schibsted ASA - Class A	—	2
Schibsted ASA - Class B	—	3
Storebrand ASA	1	7
Telenor ASA	1	15
TOMRA Systems ASA	1	8
Var Energi ASA	1	2
Yara International ASA	—	14
		230
Chile 0.0%
Antofagasta PLC	1	15
Banco Santander-Chile	4,834	215
		230
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	14	204
Israel 0.0%
Azrieli Group Ltd.	—	4
Bank Hapoalim Ltd	2	20
Bank Leumi le-Israel B.M.	3	23
Bezeq The Israel Telecommunication Corp., Limited	4	6
Elbit Systems Ltd.	—	9
Icl Group Ltd	1	10
Israel Discount Bank Limited	2	12
Mizrahi-Tefahot Bank Ltd.	—	9
Nice Ltd (b)	—	29
Teva Pharmaceutical Industries Ltd (b)	2	19
		141
Luxembourg 0.0%
ArcelorMittal	1	34
Eurofins Scientific SE (f)	—	17
Globant S.A. (b)	—	58
Tenaris S.A.	1	13
		122
Austria 0.0%
Andritz AG	—	10
BAWAG Group AG (e)	—	8
Erste Group Bank AG	1	23
EVN AG	—	2
OMV Aktiengesellschaft (f)	—	13
Raiffeisen Bank International AG (f)	—	4
Telekom Austria Aktiengesellschaft (f)	—	2
Verbund AG	—	6
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	2
voestalpine AG	—	8
		78
Portugal 0.0%
EDP - Energias de Portugal, S.A.	6	32
EDP Renovaveis, S.A.	—	10
Galp Energia, SGPS, S.A.	1	10
Jeronimo Martins, SGPS, S.A.	1	13
		65
New Zealand 0.0%
Auckland International Airport Limited (b)	2	13
Contact Energy Limited	2	7
Fisher & Paykel Healthcare Corporation Limited	1	19
Mercury NZ Limited	1	5
Meridian Energy Limited	2	8
Spark New Zealand Limited	4	12
		64
United Arab Emirates 0.0%
Mediclinic International PLC	1	6
Russian Federation 0.0%
Publichnoe Aktsionernoe Obshchestvo "Severstal" - GDR (b) (c) (e)	16	—
TCS Group Holding PLC - GDR (b) (c) (e)	5	—
Total Common Stocks (cost $566,263)		535,281
CORPORATE BONDS AND NOTES 31.7%
United States of America 22.6%
3M Company
2.65%, 04/15/25	486	466
3.00%, 08/07/25 (f)	396	381
2.88%, 10/15/27 (f)	546	510
3.38%, 03/01/29 (f)	65	61
2.38%, 08/26/29 (f)	470	416
3.05%, 04/15/30 (f)	283	258
Abbott Laboratories
2.95%, 03/15/25	70	68
AbbVie Inc.
3.20%, 05/14/26 - 11/21/29	816	777
4.25%, 11/14/28	251	249
Abercrombie & Fitch Management Co.
8.75%, 07/15/25 (f) (g)	109	110
Acuity Brands Lighting, Inc.
2.15%, 12/15/30	326	266
AEP Texas Inc.
3.95%, 06/01/28	268	258
Aethon United BR LP
8.25%, 02/15/26 (g)	90	88
Affiliated Managers Group, Inc.
3.30%, 06/15/30	300	260
Affinity Gaming
6.88%, 12/15/27 (g)	173	155
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (g)	60	60
Agree Limited Partnership
2.00%, 06/15/28	50	42
Aircastle Limited
4.13%, 05/01/24	259	253
Alabama Power Company
3.75%, 09/01/27	333	324
3.94%, 09/01/32	211	198
Allegiant Travel Company
7.25%, 08/15/27 (g)	185	182
Allegion Public Limited Company
5.41%, 07/01/32	186	186
Allegion US Holding Company Inc.
3.20%, 10/01/24	395	384
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (g)	389	348
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	351	337
9.75%, 07/15/27 (g)	71	63
Alphabet Inc.
2.00%, 08/15/26	186	174
Altria Group, Inc.
3.40%, 05/06/30	302	269
2.45%, 02/04/32	250	197
Amazon.com, Inc.
3.00%, 04/13/25	129	126
4.60%, 12/01/25	653	659
1.00%, 05/12/26	396	359
4.55%, 12/01/27	250	254
1.65%, 05/12/28	337	298
4.70%, 12/01/32	504	517
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (g) (h) (i)	229	145
Ameren Corporation
1.75%, 03/15/28	76	66
American Airlines Group Inc.
3.75%, 03/01/25 (f) (g)	322	295
American Airlines, Inc.
5.50%, 04/20/26 (g)	849	837
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (g)	193	176
American Electric Power Company, Inc.
4.30%, 12/01/28	474	463
American Express Company
3.13%, 05/20/26	77	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2.55%, 03/04/27	960	887
4.99%, 05/26/33	602	592
American Honda Finance Corporation
2.40%, 06/27/24	132	128
0.55%, 07/12/24	344	326
0.75%, 08/09/24	85	81
2.15%, 09/10/24	124	120
1.50%, 01/13/25	703	666
1.30%, 09/09/26	737	662
American Tower Corporation
3.13%, 01/15/27	548	511
4.05%, 03/15/32 (f)	277	254
American Water Capital Corp.
3.85%, 03/01/24	79	78
2.95%, 09/01/27	103	97
3.45%, 06/01/29	83	78
AmerisourceBergen Corporation
3.25%, 03/01/25	50	48
2.80%, 05/15/30	403	353
Amgen Inc.
3.13%, 05/01/25	544	527
2.20%, 02/21/27	719	662
2.45%, 02/21/30	582	506
2.30%, 02/25/31	454	382
3.35%, 02/22/32	284	256
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	32	32
AMN Healthcare, Inc.
4.63%, 10/01/27 (g)	57	53
Antero Midstream Partners LP
7.88%, 05/15/26 (g)	247	252
Appalachian Power Company
2.70%, 04/01/31	302	257
4.50%, 08/01/32	51	49
Apple Inc.
2.50%, 02/09/25	56	54
3.20%, 05/13/25	355	348
2.45%, 08/04/26	557	530
1.40%, 08/05/28	578	507
3.35%, 08/08/32	107	101
Applied Materials, Inc.
3.90%, 10/01/25	76	75
APX Group, Inc.
6.75%, 02/15/27 (g)	159	158
Aramark Services, Inc.
6.38%, 05/01/25 (g)	183	184
Archrock Partners, L.P.
6.88%, 04/01/27 (g)	110	108
Arconic Corporation
6.00%, 05/15/25 (g)	137	137
Ares Capital Corporation
4.20%, 06/10/24	260	252
4.25%, 03/01/25	397	376
3.88%, 01/15/26	621	572
2.15%, 07/15/26	145	124
Arizona Public Service Company
2.60%, 08/15/29	532	462
2.20%, 12/15/31	189	151
6.35%, 12/15/32	480	522
Artera Services, LLC
9.03%, 12/04/25 (g)	205	177
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (g)	589	527
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (g)	89	86
AstraZeneca Finance LLC
0.70%, 05/28/24	135	129
AT&T Inc.
3.80%, 02/15/27	260	252
1.65%, 02/01/28	105	92
4.35%, 03/01/29	510	499
Automatic Data Processing, Inc.
1.25%, 09/01/30	50	41
AVANGRID, Inc.
3.80%, 06/01/29	51	48
Avient Corporation
5.75%, 05/15/25 (g)	55	55
AXIS Specialty Finance LLC
3.90%, 07/15/29	538	507
4.90%, 01/15/40	203	165
AXIS Specialty Finance PLC
4.00%, 12/06/27	405	393
B&G Foods, Inc.
5.25%, 09/15/27	177	152
B. A. T. Capital Corporation
4.70%, 04/02/27	249	244
3.46%, 09/06/29	261	231
7.75%, 10/19/32	465	515
Ball Corporation
4.88%, 03/15/26	184	183
Bank of America Corporation
3.46%, 03/15/25	391	383
3.84%, 04/25/25	664	652
3.09%, 10/01/25	167	161
2.46%, 10/22/25	531	506
1.53%, 12/06/25	50	47
1.32%, 06/19/26	348	318
4.83%, 07/22/26	534	528
3.56%, 04/23/27	548	522
3.82%, 01/20/28	50	48
4.38%, 04/27/28	261	252
3.97%, 03/05/29	52	49
3.97%, 02/07/30	408	382
2.59%, 04/29/31	207	175
1.92%, 10/24/31	168	134
2.57%, 10/20/32	127	104
4.57%, 04/27/33	617	587
5.02%, 07/22/33	385	380
Bath & Body Works, Inc.
6.75%, 07/01/36	75	67
Bausch Health Companies Inc.
9.25%, 04/01/26 (g)	351	262
5.75%, 08/15/27 (g)	72	45
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (g)	22	20
Becton, Dickinson and Company
1.96%, 02/11/31	135	111
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (g)	160	158
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	355	335
3.70%, 03/15/32	289	262
Black Hills Corporation
1.04%, 08/23/24	50	47
3.05%, 10/15/29	752	658
BlackRock, Inc.
1.90%, 01/28/31	50	42
2.10%, 02/25/32	126	106
Block, Inc.
2.75%, 06/01/26	183	167
Boardwalk Pipelines, LP
4.45%, 07/15/27	369	360
4.80%, 05/03/29	56	55
3.40%, 02/15/31	319	277
3.60%, 09/01/32	119	103
Booking Holdings Inc.
3.65%, 03/15/25	96	94
3.60%, 06/01/26	95	93
3.55%, 03/15/28	100	96
Boston Properties Limited Partnership
2.75%, 10/01/26	348	303
6.75%, 12/01/27	489	484
4.50%, 12/01/28	270	237
3.40%, 06/21/29	583	474
2.90%, 03/15/30	100	77
2.55%, 04/01/32	51	36
Boxer Parent Company Inc.
7.13%, 10/02/25 (g)	22	22
Bristol-Myers Squibb Company
3.20%, 06/15/26	400	387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Brixmor Operating Partnership LP
4.13%, 05/15/29	130	119
4.05%, 07/01/30	143	128
Broadcom Inc.
4.00%, 04/15/29 (g)	175	164
5.00%, 04/15/30	322	319
4.15%, 11/15/30	50	46
4.15%, 04/15/32 (g)	278	253
4.30%, 11/15/32	100	92
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	269	257
2.90%, 12/01/29	242	212
Brookfield Properties Retail Holding LLC
5.75%, 05/15/26 (g)	190	170
4.50%, 04/01/27 (g)	6	5
Brown & Brown, Inc.
4.50%, 03/15/29	287	276
Burlington Resources Finance Co
7.20%, 08/15/31	323	374
California Resources Corporation
7.13%, 02/01/26 (g)	20	20
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (g)	152	156
Campbell Soup Company
4.15%, 03/15/28	198	194
Capital One Bank (Usa), National Association
2.28%, 01/28/26	407	379
Capital One Financial Corporation
3.75%, 04/24/24	390	381
4.17%, 05/09/25	506	490
4.20%, 10/29/25	73	68
2.64%, 03/03/26	266	247
4.99%, 07/24/26	943	909
1.88%, 11/02/27	111	96
4.93%, 05/10/28	494	475
5.47%, 02/01/29	318	310
3.27%, 03/01/30	87	74
5.25%, 07/26/30	385	366
Carlisle Companies Incorporated
2.75%, 03/01/30	50	42
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	10	10
Caterpillar Financial Services Corporation
2.15%, 11/08/24	403	388
3.40%, 05/13/25	541	530
3.65%, 08/12/25	534	524
2.40%, 08/09/26	653	614
1.15%, 09/14/26	592	533
Caterpillar Inc.
2.60%, 09/19/29	66	60
CCO Holdings, LLC
4.50%, 08/15/30 (g)	786	663
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (g)	85	73
CDW Finance Corporation
2.67%, 12/01/26	732	662
4.25%, 04/01/28	271	253
3.25%, 02/15/29	335	295
Celanese US Holdings LLC
5.90%, 07/05/24 (j)	500	500
6.05%, 03/15/25 (j)	642	646
6.17%, 07/15/27 (j)	522	528
6.33%, 07/15/29 (j)	511	518
6.38%, 07/15/32 (j)	213	216
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	116	94
Century Communities, Inc.
6.75%, 06/01/27	130	130
3.88%, 08/15/29 (g) (j)	451	387
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	521	525
Cheniere Energy, Inc.
4.63%, 10/15/28	51	48
Chesapeake Energy Corporation
5.50%, 02/01/26 (g)	110	108
Chevron Corporation
2.24%, 05/11/30	87	77
Chevron U.S.A. Inc.
3.90%, 11/15/24	155	154
0.69%, 08/12/25	726	666
Choice Hotels International, Inc.
3.70%, 12/01/29	288	260
Churchill Downs Incorporated
5.50%, 04/01/27 (g)	142	139
Cigna Corporation
4.13%, 11/15/25	668	658
1.25%, 03/15/26	732	663
3.40%, 03/01/27	400	383
4.38%, 10/15/28	254	250
2.38%, 03/15/31	779	657
Cintas Corporation No. 2
4.00%, 05/01/32	104	100
Citizens Bank, National Association
4.12%, 05/23/25	667	630
Citizens Financial Group, Inc.
3.25%, 04/30/30 (f)	728	604
2.64%, 09/30/32	281	202
5.64%, 05/21/37	274	252
Clarios Global LP
6.25%, 05/15/26 (g)	327	326
8.50%, 05/15/27 (g)	12	12
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	40	36
7.75%, 04/15/28 (f) (g)	6	4
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (g)	108	110
5.88%, 06/01/27 (f)	57	56
CME Group Inc.
3.75%, 06/15/28	330	323
Colt Merger Sub, Inc.
5.75%, 07/01/25 (g)	119	120
Comcast Corporation
3.38%, 02/15/25 - 08/15/25	865	846
3.15%, 03/01/26	109	106
4.15%, 10/15/28	532	526
3.40%, 04/01/30	409	382
5.50%, 11/15/32	239	255
Comerica Bank
5.33%, 08/25/33	657	567
Commscope Finance LLC
8.25%, 03/01/27 (f) (g)	276	226
Community Health Systems, Inc.
8.00%, 03/15/26 (g)	161	156
5.63%, 03/15/27 (g)	478	415
Constellation Brands, Inc.
3.15%, 08/01/29	426	389
Corebridge Financial, Inc.
3.85%, 04/05/29 (g)	486	443
6.88%, 12/15/52 (g)	471	417
CoreCivic, Inc.
8.25%, 04/15/26 (f)	172	174
Corporate Office Properties Trust
2.00%, 01/15/29	790	606
Costco Wholesale Corporation
1.75%, 04/20/32	691	568
Coty Inc.
5.00%, 04/15/26 (g)	211	204
Crescent Energy Finance LLC
7.25%, 05/01/26 (g)	186	175
Crestwood Midstream Partners LP
5.63%, 05/01/27 (g)	193	186
Crown Americas LLC
4.75%, 02/01/26	104	102
Crown Castle Inc.
1.35%, 07/15/25	52	48
3.70%, 06/15/26	268	259
3.65%, 09/01/27	158	150
3.10%, 11/15/29	287	255
CSX Corporation
3.80%, 03/01/28	51	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2.40%, 02/15/30	437	381
4.10%, 11/15/32	266	256
Cummins Inc.
0.75%, 09/01/25	282	258
CVR Energy, Inc.
5.25%, 02/15/25 (g)	72	69
CVS Health Corporation
2.88%, 06/01/26	700	665
3.00%, 08/15/26	50	48
4.30%, 03/25/28	237	233
3.25%, 08/15/29	716	655
3.75%, 04/01/30	503	471
1.75%, 08/21/30	317	258
D.R. Horton, Inc.
1.30%, 10/15/26	187	165
Darling Ingredients Inc.
5.25%, 04/15/27 (g)	141	138
Dealer Tire, LLC
8.00%, 02/01/28 (g)	10	9
Delek Logistics Partners, LP
6.75%, 05/15/25	231	227
7.13%, 06/01/28 (g)	133	123
Dell International L.L.C.
4.90%, 10/01/26 (j)	118	117
5.30%, 10/01/29 (j)	344	346
6.20%, 07/15/30 (j)	240	252
Delta Air Lines, Inc.
2.90%, 10/28/24	2	2
7.38%, 01/15/26	247	257
4.38%, 04/19/28 (f)	44	41
Dentsply Sirona Inc.
3.25%, 06/01/30	748	663
Devon Energy Corporation
4.50%, 01/15/30	89	85
7.95%, 04/15/32	337	392
Diamond Sports Group, LLC
0.00%, 08/15/26 (b) (g) (k)	570	31
Diamondback Energy, Inc.
3.25%, 12/01/26	271	257
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	312	256
Diebold Nixdorf, Incorporated
9.38%, 07/15/25 (f) (g)	75	39
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	443	401
Discover Bank
2.45%, 09/12/24	250	237
3.45%, 07/27/26	270	248
4.65%, 09/13/28	265	250
2.70%, 02/06/30	625	505
Discover Financial Services
6.70%, 11/29/32	86	89
Discovery Communications, LLC
4.90%, 03/11/26	387	384
3.95%, 03/20/28	701	658
4.13%, 05/15/29	507	472
3.63%, 05/15/30	747	663
DISH DBS Corporation
5.25%, 12/01/26 (g)	551	440
Dish Network Corporation
11.75%, 11/15/27 (g)	179	172
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	223	252
DTE Energy Company
1.05%, 06/01/25	276	254
2.95%, 03/01/30	341	300
Dycom Industries, Inc.
4.50%, 04/15/29 (g)	69	62
Eagle Materials Inc.
2.50%, 07/01/31	816	664
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	188	184
Eaton Corporation
4.00%, 11/02/32	130	124
eBay Inc.
1.90%, 03/11/25	432	408
1.40%, 05/10/26	68	62
5.95%, 11/22/27	417	435
6.30%, 11/22/32 (f)	354	384
Eco Material Technologies Inc.
7.88%, 01/31/27 (g)	137	130
Edwards Lifesciences Corporation
4.30%, 06/15/28	506	504
Eldorado Resorts, Inc.
6.25%, 07/01/25 (g)	619	619
8.13%, 07/01/27 (g)	95	97
Emerson Electric Co.
0.88%, 10/15/26	56	50
1.80%, 10/15/27	50	45
1.95%, 10/15/30	590	497
Enact Holdings, Inc.
6.50%, 08/15/25 (g)	72	70
EQM Midstream Partners, LP
6.00%, 07/01/25 (g)	50	49
7.50%, 06/01/27 (g)	67	67
6.50%, 07/01/27 (g)	21	20
Equitable Holdings, Inc.
4.35%, 04/20/28	394	379
Essential Utilities, Inc.
3.57%, 05/01/29	80	74
2.70%, 04/15/30	72	62
Eversource Energy
2.55%, 03/15/31	63	54
Exela International L.L.C.
11.50%, 07/15/26 (g)	98	13
Expedia Group, Inc.
3.25%, 02/15/30	53	46
2.95%, 03/15/31 (j)	256	213
Exxon Mobil Corporation
2.71%, 03/06/25	544	528
2.99%, 03/19/25	676	658
3.04%, 03/01/26	162	157
3.48%, 03/19/30	509	486
FactSet Research Systems Inc.
3.45%, 03/01/32	294	257
Federal Realty Investment Trust
3.50%, 06/01/30	125	111
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (g)	87	81
Fidelity National Financial, Inc.
3.40%, 06/15/30	242	212
2.45%, 03/15/31	225	180
Fifth Third Bancorp
1.71%, 11/01/27	50	42
4.06%, 04/25/28	263	242
4.77%, 07/28/30	345	319
First American Financial Corporation
2.40%, 08/15/31	845	655
Florida Power & Light Company
2.85%, 04/01/25	681	661
2.45%, 02/03/32	566	483
Foot Locker, Inc.
4.00%, 10/01/29 (g)	246	205
Ford Motor Credit Company LLC
3.37%, 11/17/23	285	280
2.70%, 08/10/26	1,183	1,053
4.13%, 08/17/27	5	5
7.35%, 11/04/27	202	208
2.90%, 02/16/28	250	214
Fortinet, Inc.
1.00%, 03/15/26	154	138
2.20%, 03/15/31	486	403
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (g)	134	134
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	744	657
4.00%, 03/25/32	502	451

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Fox Corporation
4.71%, 01/25/29	466	462
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (g)	152	135
Franklin Resources, Inc.
1.60%, 10/30/30	341	270
Freedom Mortgage Corporation
6.63%, 01/15/27 (g)	124	95
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	57	52
Gates Global LLC
6.25%, 01/15/26 (g)	66	65
Gen Digital Inc.
6.75%, 09/30/27 (g)	76	76
General Dynamics Corporation
3.75%, 05/15/28	264	255
General Mills, Inc.
2.88%, 04/15/30	96	86
Genesis Energy, L.P.
8.00%, 01/15/27	114	112
Genuine Parts Company
2.75%, 02/01/32	50	42
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (g)	65	51
Globe Life Inc.
2.15%, 08/15/30	275	224
Golub Capital BDC, Inc.
3.38%, 04/15/24	260	249
2.05%, 02/15/27	308	252
Goto Group, Inc.
5.50%, 09/01/27 (g)	186	96
Grand Canyon University
4.13%, 10/01/24	30	28
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	195	163
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27	587	557
3.63%, 03/24/32	281	255
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (g)	65	57
Gulfport Energy Operating Corporation
8.00%, 05/17/26	65	64
Hat Holdings I LLC
3.38%, 06/15/26 (g)	152	133
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (g)	105	100
Herc Holdings Inc.
5.50%, 07/15/27 (g)	142	137
Hercules Capital, Inc.
2.63%, 09/16/26	368	310
3.38%, 01/20/27	607	520
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (g)	188	169
Hess Corporation
4.30%, 04/01/27	449	438
7.30%, 08/15/31	225	251
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	193	191
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (g)	160	160
Holly Energy Partners, L.P.
5.00%, 02/01/28 (g)	31	29
Home Point Capital Inc.
5.00%, 02/01/26 (f) (g)	114	86
Honeywell International Inc.
4.95%, 02/15/28	370	383
1.75%, 09/01/31	101	83
Hormel Foods Corporation
1.80%, 06/11/30	82	68
Host Hotels & Resorts, L.P.
4.00%, 06/15/25	532	511
Howmet Aerospace Inc.
6.88%, 05/01/25	71	74
HP, Inc.
1.45%, 06/17/26	741	667
3.40%, 06/17/30	291	258
2.65%, 06/17/31	266	217
4.20%, 04/15/32	705	636
HSBC USA Inc.
3.75%, 05/24/24	667	651
3.50%, 06/23/24	356	348
HUB International Limited
7.00%, 05/01/26 (g)	312	307
Humana Inc.
3.70%, 03/23/29	50	47
Huntington Bancshares Incorporated
4.44%, 08/04/28	59	54
5.02%, 05/17/33	664	605
Icahn Enterprises L.P.
6.25%, 05/15/26	41	40
5.25%, 05/15/27	499	468
iHeartCommunications, Inc.
8.38%, 05/01/27 (f)	192	140
5.25%, 08/15/27 (g)	242	198
Illumina, Inc.
5.80%, 12/12/25	387	393
5.75%, 12/13/27	374	383
2.55%, 03/23/31	76	63
Ingevity Corporation
3.88%, 11/01/28 (g)	50	43
Intel Corporation
3.40%, 03/25/25	538	527
2.60%, 05/19/26	408	387
1.60%, 08/12/28	440	384
4.00%, 08/05/29 - 12/15/32	621	600
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
4.40%, 01/26/26, CAD	490	369
Intercontinental Exchange, Inc.
1.85%, 09/15/32	50	39
Jefferies Group LLC
4.15%, 01/23/30	267	244
Juniper Networks, Inc.
3.75%, 08/15/29	292	271
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	172	154
KB Home
4.80%, 11/15/29	432	396
Keurig Dr Pepper Inc.
4.05%, 04/15/32	306	289
KeyBank National Association
3.90%, 04/13/29	307	262
KeyCorp
3.88%, 05/23/25	50	48
2.25%, 04/06/27	568	482
KLA Corporation
4.65%, 07/15/32	150	151
KRC Interim Corp.
3.80%, 04/01/27	178	169
LABL Escrow Issuer LLC
6.75%, 07/15/26 (g)	165	159
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (g)	177	140
Lam Research Corporation
3.80%, 03/15/25	129	127
4.00%, 03/15/29	73	71
Las Vegas Sands Corp.
2.90%, 06/25/25	343	326
3.50%, 08/18/26	50	47
Lazard Group LLC
4.50%, 09/19/28	307	296
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (g)	308	249
Leidos, Inc.
4.38%, 05/15/30 (j)	250	235
2.30%, 02/15/31 (j)	241	196
Lennar Corporation
4.75%, 11/29/27	148	146
Level 3 Financing, Inc.
3.40%, 03/01/27 (g)	25	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.63%, 09/15/27 (g)	175	105
LGI Homes, Inc.
4.00%, 07/15/29 (g)	133	108
Life Time, Inc.
5.75%, 01/15/26 (g)	111	108
Lithia Motors, Inc.
4.38%, 01/15/31 (g)	275	237
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	61	62
4.75%, 10/15/27 (g)	192	178
Loews Corporation
3.20%, 05/15/30	50	45
Lowe`s Companies, Inc.
2.63%, 04/01/31	301	257
LSF9 Atlantis
7.75%, 02/15/26 (g)	98	89
Lumen Technologies Inc.
4.00%, 02/15/27 (g)	276	182
LXP Industrial Trust
2.70%, 09/15/30	312	254
LYB International Finance III, LLC
1.25%, 10/01/25	308	279
M.D.C. Holdings, Inc.
3.85%, 01/15/30 (j)	622	535
2.50%, 01/15/31 (j)	66	52
M/I Homes, Inc.
4.95%, 02/01/28	188	175
3.95%, 02/15/30	500	427
Macys Retail Holdings
5.88%, 03/15/30 (g)	705	624
6.70%, 07/15/34 (g)	75	62
Magnum Management Corporation
5.50%, 05/01/25 (g)	119	119
Marathon Oil Corporation
6.80%, 03/15/32	334	352
Marathon Petroleum Corporation
3.80%, 04/01/28	179	171
Markel Corporation
3.35%, 09/17/29	583	529
Marriott International, Inc.
3.75%, 03/15/25	258	251
5.00%, 10/15/27 (j)	379	380
4.63%, 06/15/30 (j)	62	60
3.50%, 10/15/32 (j)	259	227
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	654	645
2.38%, 12/15/31	261	216
Masco Corporation
2.00%, 02/15/31	154	123
Matador Resources Company
5.88%, 09/15/26	224	221
Mattel, Inc.
3.38%, 04/01/26 (g)	162	152
6.20%, 10/01/40	240	217
5.45%, 11/01/41	226	190
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (g)	92	85
Maxar Technologies Inc.
7.75%, 06/15/27 (g)	41	43
Mead Johnson Nutrition Company
4.13%, 11/15/25	242	238
Merck & Co., Inc.
2.75%, 02/10/25	527	515
0.75%, 02/24/26	430	394
1.90%, 12/10/28	206	183
Meritage Homes Corporation
6.00%, 06/01/25	50	50
Meta Platforms, Inc.
3.50%, 08/15/27	316	305
3.85%, 08/15/32	699	655
MetLife, Inc.
6.50%, 12/15/32	220	245
MGM Resorts International
6.75%, 05/01/25	241	243
5.50%, 04/15/27	6	6
Microchip Technology Incorporated
0.98%, 09/01/24	109	103
Micron Technology, Inc.
6.75%, 11/01/29	618	656
2.70%, 04/15/32	511	408
Microsoft Corporation
2.40%, 08/08/26	413	393
Millennium Escrow Corporation
6.63%, 08/01/26 (g)	129	84
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (g)	222	203
Mondelez International, Inc.
1.50%, 02/04/31	659	527
Morgan Stanley
0.79%, 01/22/25	407	391
3.62%, 04/17/25	535	525
0.79%, 05/30/25	204	193
2.72%, 07/22/25	260	251
0.86%, 10/21/25	50	46
1.16%, 10/21/25	693	647
2.19%, 04/28/26	412	388
3.59%, 07/22/28	556	526
4.43%, 01/23/30	396	382
1.79%, 02/13/32	50	39
1.93%, 04/28/32	383	303
2.51%, 10/20/32	535	438
4.89%, 07/20/33	412	405
6.34%, 10/18/33	293	320
5.30%, 04/20/37	422	398
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27 (g)	71	68
Motorola Solutions, Inc.
2.30%, 11/15/30	50	41
2.75%, 05/24/31	313	258
MPLX LP
4.88%, 12/01/24	50	50
1.75%, 03/01/26	569	520
4.25%, 12/01/27	265	257
2.65%, 08/15/30	297	252
Murphy Oil Corporation
5.88%, 12/01/27	13	13
6.13%, 12/01/42 (h) (j)	73	60
Nabors Industries, Inc.
5.75%, 02/01/25	93	90
National Health Investors, Inc.
3.00%, 02/01/31	826	631
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	131	119
Navient Corporation
6.75%, 06/15/26	129	126
5.00%, 03/15/27	115	102
NCR Corporation
5.75%, 09/01/27 (g)	102	100
NetApp, Inc.
2.70%, 06/22/30	290	249
Netflix, Inc.
3.63%, 06/15/25 (g)	91	88
New Fortress Energy Inc.
6.75%, 09/15/25 (g)	315	303
6.50%, 09/30/26 (g)	9	8
Newell Brands Inc.
4.88%, 06/01/25	43	42
6.38%, 09/15/27	86	87
NewMarket Corporation
2.70%, 03/18/31	467	388
Newmont Corporation
2.80%, 10/01/29	436	387
2.60%, 07/15/32	50	42
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	208	193
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	738	667
3.55%, 05/01/27	400	383
4.63%, 07/15/27	249	248
3.80%, 03/15/82	184	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (g)	152	150
4.50%, 09/15/27 (g)	94	90
NGL Energy Operating LLC
7.50%, 02/01/26 (g)	245	236
NMG Holding Company, Inc.
7.13%, 04/01/26 (g)	131	123
Northern Trust Corporation
3.38%, 05/08/32	366	332
6.13%, 11/02/32	350	373
Novelis Corporation
3.25%, 11/15/26 (g)	222	203
NSTAR Electric Company
3.95%, 04/01/30	50	48
NuStar Logistics, L.P.
5.75%, 10/01/25	35	34
6.00%, 06/01/26	141	138
5.63%, 04/28/27	18	17
NVR, Inc.
3.00%, 05/15/30	445	391
Oaktree Specialty Lending Corporation
3.50%, 02/25/25	263	250
Occidental Petroleum Corporation
6.95%, 07/01/24	188	191
8.50%, 07/15/27	54	59
7.95%, 06/15/39	399	452
Ohio Power Company
2.60%, 04/01/30	387	336
Old Claimco, LLC
6.75%, 05/01/26 (g)	129	122
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	60	59
3.38%, 02/01/31	476	379
Omnicom Group Inc.
2.45%, 04/30/30	420	360
OneMain Finance Corporation
6.13%, 03/15/24	448	436
7.13%, 03/15/26	10	10
3.50%, 01/15/27	122	102
ONEOK, Inc.
2.20%, 09/15/25	77	71
3.10%, 03/15/30	301	263
6.35%, 01/15/31	240	251
Open Text Corporation
4.13%, 12/01/31 (g)	410	338
Oracle Corporation
3.40%, 07/08/24	340	333
2.95%, 11/15/24 - 05/15/25	606	588
2.50%, 04/01/25	53	51
1.65%, 03/25/26	423	388
2.65%, 07/15/26	408	381
3.25%, 11/15/27	409	384
6.25%, 11/09/32	483	519
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	27	25
Ovintiv Canada ULC
7.20%, 11/01/31	300	320
Owens Corning
3.95%, 08/15/29	139	131
3.88%, 06/01/30	267	247
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (g)	18	18
Owl Rock Capital Corporation
5.25%, 04/15/24	253	246
3.75%, 07/22/25	69	63
4.25%, 01/15/26	533	492
3.40%, 07/15/26	425	377
2.63%, 01/15/27	114	97
PACCAR Financial Corp.
1.80%, 02/06/25	407	387
3.55%, 08/11/25	123	121
PacifiCorp
3.50%, 06/15/29	540	508
2.70%, 09/15/30	287	254
7.70%, 11/15/31	246	301
Paramount Global
4.20%, 06/01/29	370	340
7.88%, 07/30/30	267	294
4.95%, 01/15/31 (f)	549	506
4.20%, 05/19/32 (f)	100	86
6.38%, 03/30/62	58	46
Parker-Hannifin Corporation
3.65%, 06/15/24	157	154
3.25%, 03/01/27 - 06/14/29	304	284
4.50%, 09/15/29	379	375
Party City Holdings Inc.
0.00%, 02/15/26 (b) (g) (k)	3	—
PayPal Holdings, Inc.
2.40%, 10/01/24	125	121
PBF Holding Company LLC
6.00%, 02/15/28	182	175
PDC Energy, Inc.
6.13%, 09/15/24	50	50
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (g)	5	5
Penske Automotive Group, Inc.
3.50%, 09/01/25	69	65
PepsiCo, Inc.
2.75%, 04/30/25	263	255
3.50%, 07/17/25	390	385
2.85%, 02/24/26	547	529
7.00%, 03/01/29	219	255
2.63%, 07/29/29	577	529
Performance Food Group Company
5.50%, 10/15/27 (g)	55	54
PerkinElmer, Inc.
3.30%, 09/15/29	733	654
Pfizer Inc.
3.60%, 09/15/28	70	69
Philip Morris International Inc.
2.88%, 05/01/24	258	252
5.00%, 11/17/25	50	50
2.75%, 02/25/26	232	220
5.13%, 11/17/27	65	67
3.13%, 03/02/28	407	380
5.63%, 11/17/29	503	526
1.75%, 11/01/30	799	642
5.75%, 11/17/32	472	495
Phillips 66
3.55%, 10/01/26 (g)	479	457
3.90%, 03/15/28	395	380
Physicians Realty L.P.
3.95%, 01/15/28	270	253
PNC Bank, National Association
2.95%, 02/23/25	250	239
4.05%, 07/26/28	262	250
PPL Capital Funding, Inc.
3.10%, 05/15/26	426	404
Presidio Holdings, Inc.
4.88%, 02/01/27 (g)	185	177
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (g)	104	92
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	132	131
3.38%, 08/31/27 (g)	240	215
Principal Financial Group, Inc.
3.10%, 11/15/26	681	651
Prospect Capital Corporation
3.71%, 01/22/26	663	589
3.36%, 11/15/26	200	167
3.44%, 10/15/28	476	364
PTC Inc.
3.63%, 02/15/25 (g)	132	127
Public Service Company of Oklahoma
5.25%, 01/15/33	498	509
PVH Corp.
4.63%, 07/10/25 (j)	255	250
Qorvo, Inc.
1.75%, 12/15/24 (g)	273	254
4.38%, 10/15/29	717	661

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Quanta Services, Inc.
0.95%, 10/01/24	272	254
2.90%, 10/01/30	273	235
QVC, Inc.
4.75%, 02/15/27	155	65
Radiate HoldCo, LLC
4.50%, 09/15/26 (g)	219	171
Ralph Lauren Corporation
2.95%, 06/15/30	68	61
Raytheon Technologies Corporation
3.95%, 08/16/25	252	249
7.50%, 09/15/29	326	377
Regal Rexnord Corporation
6.05%, 02/15/26 (g) (j)	51	51
6.30%, 02/15/30 (g) (j)	237	238
Regency Centers, L.P.
3.60%, 02/01/27	83	79
4.13%, 03/15/28	269	256
2.95%, 09/15/29	50	43
3.70%, 06/15/30	50	45
Regions Financial Corporation
2.25%, 05/18/25	195	180
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	226	203
RHP Hotel Properties, LP
4.75%, 10/15/27	92	86
Rite Aid Corporation
8.00%, 11/15/26 (g)	17	8
Rithm Capital Corp.
6.25%, 10/15/25 (g)	41	37
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (g)	26	24
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	210	187
Roper Technologies, Inc.
1.00%, 09/15/25	280	256
2.95%, 09/15/29	286	257
RP Escrow Issuer LLC
5.25%, 12/15/25 (g)	116	88
RPM International Inc.
4.55%, 03/01/29	278	265
S&P Global Inc.
2.70%, 03/01/29	283	257
Sabre GLBL Inc.
7.38%, 09/01/25 (g)	267	238
Safeway Inc.
3.25%, 03/15/26 (g)	338	318
7.50%, 03/15/26 (g)	121	125
Salesforce, Inc.
3.70%, 04/11/28	391	384
1.50%, 07/15/28	86	76
SBA Communications Corporation
3.88%, 02/15/27	284	268
Scientific Games International, Inc.
8.63%, 07/01/25 (g)	55	56
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (g)	230	211
Select Medical Corporation
6.25%, 08/15/26 (g)	146	142
Sempra Energy
3.40%, 02/01/28	51	48
3.70%, 04/01/29	224	208
Service Properties Trust
4.35%, 10/01/24	198	190
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29	917	805
Shutterfly, LLC
8.50%, 10/01/26 (g)	34	15
Simon Property Group, L.P.
3.75%, 02/01/24	671	662
3.50%, 09/01/25	259	249
3.25%, 11/30/26	50	47
3.38%, 06/15/27	515	484
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	232	209
4.13%, 07/01/30 (g)	53	43
3.88%, 09/01/31 (g)	50	39
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24	134	129
SLM Corporation
4.20%, 10/29/25	107	96
3.13%, 11/02/26	7	6
SM Energy Company
5.63%, 06/01/25	125	121
6.75%, 09/15/26	85	83
6.63%, 01/15/27	144	140
6.50%, 07/15/28	391	373
Southern California Gas Company
2.60%, 06/15/26	413	389
Southern Company Gas Capital Corporation
1.75%, 01/15/31	438	350
Southern Power Company
0.90%, 01/15/26	286	258
Southwest Airlines Co.
5.25%, 05/04/25	265	266
3.00%, 11/15/26	127	118
3.45%, 11/16/27	411	390
2.63%, 02/10/30	666	568
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (g)	190	175
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	321	321
Spirit Realty, L.P.
4.45%, 09/15/26	375	360
4.00%, 07/15/29	364	329
3.40%, 01/15/30	614	526
Sprint Corporation
7.63%, 03/01/26	67	71
SS&C Technologies, Inc.
5.50%, 09/30/27 (g)	279	271
Staples, Inc.
7.50%, 04/15/26 (g)	128	112
10.75%, 04/15/27 (g)	235	170
Starwood Property Trust, Inc.
4.38%, 01/15/27 (g)	148	122
State Street Corporation
4.86%, 01/26/26	165	164
1.75%, 02/06/26	452	425
2.90%, 03/30/26	263	252
5.75%, 11/04/26	325	334
3.15%, 03/30/31	50	45
4.42%, 05/13/33	118	114
4.16%, 08/04/33 (f)	399	376
3.03%, 11/01/34	380	329
Station Casinos LLC
4.50%, 02/15/28 (g)	55	50
Stericycle, Inc.
5.38%, 07/15/24 (g)	23	23
Stifel Financial Corp.
4.00%, 05/15/30	555	486
Store Capital Corporation
4.50%, 03/15/28	709	640
4.63%, 03/15/29	546	486
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (g)	211	203
Synchrony Financial
4.38%, 03/19/24	253	243
4.88%, 06/13/25	670	618
4.50%, 07/23/25	257	229
5.40%, 08/22/25 (e)	522	489
3.70%, 08/04/26	157	138
5.63%, 08/23/27 (e)	250	231
3.95%, 12/01/27	713	610
5.15%, 03/19/29	273	240
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (g)	158	158
Tampa Electric Company
2.40%, 03/15/31	785	659

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Tanger Properties Limited Partnership
3.88%, 07/15/27 (f)	225	204
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (g)	113	113
5.88%, 06/15/27 (g)	62	61
5.13%, 08/01/30 (g)	418	387
TCI Communications, Inc.
7.13%, 02/15/28	454	508
TEGNA Inc.
4.75%, 03/15/26 (g)	150	142
Teledyne FLIR, LLC
2.50%, 08/01/30	283	238
Tenet Healthcare Corporation
4.88%, 01/01/26	404	396
6.25%, 02/01/27	170	167
Texas Eastern Transmission, LP
7.00%, 07/15/32	86	99
Texas Instruments Incorporated
4.60%, 02/15/28	110	112
3.65%, 08/16/32	397	377
Textron Inc.
3.00%, 06/01/30	344	307
The Bank of New York Mellon Corporation
3.25%, 09/11/24	392	382
3.00%, 02/24/25	259	249
1.60%, 04/24/25	413	385
3.43%, 06/13/25	671	660
5.22%, 11/21/25	373	374
2.80%, 05/04/26	693	653
4.41%, 07/24/26	251	248
3.44%, 02/07/28	265	253
3.99%, 06/13/28	677	659
4.54%, 02/01/29	294	291
3.85%, 04/26/29	600	575
4.60%, 07/26/30	533	524
The Charles Schwab Corporation
3.85%, 05/21/25	257	247
0.90%, 03/11/26	192	168
3.20%, 01/25/28	226	206
4.00%, 02/01/29	50	48
2.90%, 03/03/32	74	62
The Coca-Cola Company
1.38%, 03/15/31	319	260
The Estee Lauder Companies Inc.
2.60%, 04/15/30	270	242
The Goldman Sachs Group, Inc.
3.63%, 02/20/24	385	380
4.00%, 03/03/24	440	434
5.70%, 11/01/24	100	101
1.76%, 01/24/25	423	410
3.27%, 09/29/25	63	61
3.85%, 01/26/27	116	112
1.43%, 03/09/27	287	257
4.39%, 06/15/27	395	387
1.54%, 09/10/27	157	138
3.62%, 03/15/28	684	647
3.69%, 06/05/28	535	508
4.48%, 08/23/28	258	252
3.81%, 04/23/29	693	653
4.22%, 05/01/29	64	61
1.99%, 01/27/32	395	315
2.62%, 04/22/32	624	520
The Hershey Company
2.30%, 08/15/26 (j)	230	218
The Huntington National Bank
4.01%, 05/16/25	256	245
4.55%, 05/17/28	667	627
5.65%, 01/10/30	298	287
The Interpublic Group of Companies, Inc.
4.75%, 03/30/30	313	307
The Kroger Co.
7.50%, 04/01/31	219	254
The PNC Financial Services Group, Inc.
5.35%, 12/02/28	639	644
4.63%, 06/06/33	293	272
The Procter & Gamble Company
2.45%, 11/03/26	96	91
2.80%, 03/25/27	403	384
The Providence Service Corporation
5.88%, 11/15/25 (g)	106	103
The Sherwin-Williams Company
2.95%, 08/15/29	241	217
2.30%, 05/15/30	304	258
The Southern Company
3.25%, 07/01/26	277	264
5.70%, 10/15/32	50	53
4.00%, 01/15/51	404	376
3.75%, 09/15/51	138	116
The TJX Companies, Inc.
2.25%, 09/15/26	65	61
3.88%, 04/15/30	50	48
The Walt Disney Company
3.70%, 10/15/25	117	115
1.75%, 01/13/26	717	672
3.38%, 11/15/26 (f)	401	389
The Western Union Company
2.75%, 03/15/31 (f) (j)	821	657
The Williams Companies, Inc.
3.50%, 11/15/30	206	187
7.50%, 01/15/31	222	248
2.60%, 03/15/31	765	643
8.75%, 03/15/32	50	60
Thermo Fisher Scientific Inc.
4.95%, 11/21/32	405	420
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (g)	306	289
T-Mobile USA, Inc.
3.50%, 04/15/25	283	275
2.25%, 02/15/26	274	255
2.63%, 04/15/26 - 02/15/29	1,300	1,177
4.75%, 02/01/28	51	50
3.38%, 04/15/29	571	521
2.55%, 02/15/31	279	236
2.88%, 02/15/31	145	125
Toll Brothers Finance Corp.
4.35%, 02/15/28	340	321
3.80%, 11/01/29 (f)	435	391
Townsquare Media, Inc.
6.88%, 02/01/26 (g)	40	38
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	465	498
3.25%, 05/15/30	553	500
TransDigm Inc.
8.00%, 12/15/25 (g)	133	136
6.25%, 03/15/26 (g)	576	576
5.50%, 11/15/27	97	91
Transocean Inc
11.50%, 01/30/27 (g)	143	148
Travel + Leisure Co.
6.63%, 07/31/26 (g)	168	169
TRI Pointe Holdings, Inc.
5.88%, 06/15/24	128	128
TRI Pointe Homes Holdings, Inc.
5.25%, 06/01/27	565	538
TripAdvisor, Inc.
7.00%, 07/15/25 (g)	60	60
Truist Bank
1.50%, 03/10/25	270	249
3.63%, 09/16/25	540	513
3.80%, 10/30/26	264	246
2.64%, 09/17/29	469	440
Truist Financial Corporation
5.90%, 10/28/26	633	633
3.88%, 03/19/29	408	369
Tucson Electric Power Company
3.05%, 03/15/25	102	99
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	127	123
7.00%, 03/01/32	323	376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
U.S. Bancorp
2.38%, 07/22/26	567	521
5.73%, 10/21/26	245	246
4.55%, 07/22/28	825	803
1.38%, 07/22/30	60	47
5.85%, 10/21/33	359	375
2.49%, 11/03/36	55	43
U.S. Bank National Association
2.05%, 01/21/25	251	237
U.S. Foods Inc.
6.25%, 04/15/25 (g)	119	120
Uber Technologies, Inc.
8.00%, 11/01/26 (g)	431	442
7.50%, 09/15/27 (g)	10	10
Union Electric Company
2.15%, 03/15/32	394	322
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	239	229
United Parcel Service, Inc.
3.40%, 03/15/29	50	48
2.50%, 09/01/29	171	153
United Rentals (North America), Inc.
4.88%, 01/15/28	5	5
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (g)	157	141
UnitedHealth Group Incorporated
3.75%, 07/15/25	672	664
5.15%, 10/15/25	336	343
1.25%, 01/15/26	276	254
5.30%, 02/15/30	241	254
4.20%, 05/15/32	520	509
Uniti Group Inc.
10.50%, 02/15/28 (g)	190	184
Univision Communications Inc.
6.63%, 06/01/27 (g)	94	89
Unum Group
4.00%, 06/15/29	278	258
Urban One, Inc.
7.38%, 02/01/28 (g)	120	109
USA Compression Finance Corp.
6.88%, 04/01/26	178	174
Vail Resorts, Inc.
6.25%, 05/15/25 (g)	157	158
Vector Group Ltd.
10.50%, 11/01/26 (g)	153	154
Vericast Corp.
11.00%, 09/15/26 (g)	221	233
Veritas USA Inc.
7.50%, 09/01/25 (g)	209	158
ViaSat, Inc.
5.63%, 04/15/27 (g)	75	70
VICI Properties L.P.
4.95%, 02/15/30	530	501
Viking Cruises Limited
5.88%, 09/15/27 (g)	9	8
Virginia Electric and Power Company
3.10%, 05/15/25	262	252
2.95%, 11/15/26	235	221
3.50%, 03/15/27	545	524
3.75%, 05/15/27	309	300
2.40%, 03/30/32	74	62
Visa Inc.
3.15%, 12/14/25	63	61
1.10%, 02/15/31	235	187
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	341	332
5.00%, 07/31/27 (g)	198	187
VMware, Inc.
4.65%, 05/15/27 (j)	524	517
4.70%, 05/15/30 (j)	267	259
W. R. Grace Holdings LLC
5.63%, 08/15/29 (g)	8	7
Walmart Inc.
1.05%, 09/17/26	236	213
7.55%, 02/15/30	169	204
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (g)	103	97
Watco Companies, L.L.C.
6.50%, 06/15/27 (g)	62	58
Welltower Inc.
4.25%, 04/15/28	401	384
4.13%, 03/15/29	332	310
3.10%, 01/15/30	292	255
WESCO Distribution, Inc.
7.13%, 06/15/25 (g)	316	321
Western Midstream Operating, LP
3.35%, 02/01/25 (h) (j)	32	31
Westinghouse Air Brake Technologies Corporation
4.95%, 09/15/28 (h) (j)	343	336
Westlake Corporation
3.60%, 08/15/26	98	94
Weyerhaeuser Company
4.00%, 11/15/29	51	48
7.38%, 03/15/32	185	212
Willis North America Inc.
4.65%, 06/15/27	108	106
2.95%, 09/15/29	115	101
Wolverine Escrow LLC
9.00%, 11/15/26 (g)	68	6
Workday, Inc.
3.80%, 04/01/32 (f)	698	639
Xcel Energy Inc.
3.30%, 06/01/25	400	386
1.75%, 03/15/27	50	45
3.40%, 06/01/30	144	131
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	52	49
XHR LP
6.38%, 08/15/25 (g)	49	48
Xylem Inc.
2.25%, 01/30/31	50	42
Yum! Brands, Inc.
5.35%, 11/01/43	50	44
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	322	244
Ziff Davis, Inc.
4.63%, 10/15/30 (g)	319	278
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	50	47
Ziprecruiter, Inc.
5.00%, 01/15/30 (g)	50	43
Zoetis Inc.
5.60%, 11/16/32	50	53
		234,433
Canada 2.9%
Air Canada
3.88%, 08/15/26 (g)	26	24
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (l)	17	14
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (g)	69	66
Bank of Montreal
3.70%, 06/07/25 (l)	397	386
3.80%, 12/15/32 (l)	719	646
Baytex Energy Corp.
8.75%, 04/01/27 (g)	53	54
Bombardier Inc.
7.13%, 06/15/26 (g)	348	351
7.88%, 04/15/27 (g)	119	121
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	180	160
Canadian Imperial Bank of Commerce
3.10%, 04/02/24 (l)	168	164
2.25%, 01/28/25 (l)	1,073	1,019
3.95%, 08/04/25 (l)	389	378
1.25%, 06/22/26 (l)	595	530
3.45%, 04/07/27 (l)	70	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Canadian National Railway Company
3.85%, 08/05/32	156	149
Canadian Pacific Railway Limited
7.13%, 10/15/31	452	517
CGI Inc.
2.30%, 09/14/31	671	537
CI Financial Corp.
3.20%, 12/17/30	843	647
Enerflex Ltd.
9.00%, 10/15/27 (g)	104	101
Garda World Security Corporation
4.63%, 02/15/27 (g)	155	141
GFL Environmental Inc.
5.13%, 12/15/26 (g)	206	202
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	71	66
Manulife Financial Corporation
4.06%, 02/24/32	695	661
Masonite International Corporation
5.38%, 02/01/28 (g)	166	159
Mattamy Homes Limited
5.25%, 12/15/27 (g)	58	55
MEG Energy Corp.
7.13%, 02/01/27 (g)	221	226
Methanex Corporation
5.13%, 10/15/27	106	101
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	2,039
1.13%, 05/15/26, GBP (e)	2,700	3,014
1.10%, 10/19/27, CAD (g)	297	197
0.10%, 05/19/28, EUR (e)	875	804
Open Text Corporation
4.13%, 02/15/30 (g)	395	339
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (g)	120	120
Royal Bank of Canada
2.55%, 07/16/24 (l)	396	383
0.75%, 10/07/24 (l)	565	530
2.25%, 11/01/24	552	529
3.38%, 04/14/25 (l)	259	251
0.88%, 01/20/26 (l)	915	822
1.20%, 04/27/26 (l)	588	526
1.15%, 07/14/26 (l)	497	446
1.40%, 11/02/26 (l)	742	656
3.63%, 05/04/27 (l)	545	521
4.24%, 08/03/27 (l)	254	248
6.00%, 11/01/27 (l)	240	251
2.30%, 11/03/31 (l)	51	42
3.88%, 05/04/32 (l)	72	67
Strathcona Resources Ltd.
6.88%, 08/01/26 (g)	122	97
Telesat Canada
5.63%, 12/06/26 (g)	36	19
TELUS Corporation
3.40%, 05/13/32	441	387
The Bank of Nova Scotia
3.40%, 02/11/24 (l)	222	218
2.44%, 03/11/24 (l)	670	651
0.70%, 04/15/24 (l)	266	254
5.25%, 12/06/24 (l)	653	654
3.45%, 04/11/25 (l)	1,007	975
4.75%, 02/02/26 (l)	664	660
1.05%, 03/02/26 (l)	739	660
2.70%, 08/03/26 (l)	710	658
1.30%, 09/15/26 (l)	287	253
The Toronto-Dominion Bank
2.35%, 03/08/24 (l)	196	190
3.25%, 03/11/24 (l)	535	524
4.29%, 09/13/24 (l)	528	522
3.77%, 06/06/25 (l)	396	385
1.15%, 06/12/25 (l)	719	662
0.75%, 09/11/25 - 01/06/26 (l)	618	551
1.20%, 06/03/26 (l)	743	662
1.25%, 09/10/26 (l)	436	386
2.80%, 03/10/27 (l)	273	252
4.69%, 09/15/27 (l)	252	249
3.63%, 09/15/31 (l)	555	522
Titan Acquisition Limited
7.75%, 04/15/26 (g)	78	65
Vermilion Energy Inc.
6.88%, 05/01/30 (g)	143	131
Waste Connections, Inc.
2.60%, 02/01/30	64	56
4.20%, 01/15/33	76	73
Yamana Gold Inc.
2.63%, 08/15/31	256	206
		30,253
United Kingdom 1.7%
B. A. T. Capital Corporation
3.22%, 08/15/24	181	176
3.56%, 08/15/27	50	46
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	267	243
4.45%, 03/16/28	268	255
Barclays PLC
4.38%, 09/11/24	389	376
3.93%, 05/07/25	394	383
4.38%, 01/12/26 (l)	531	511
2.85%, 05/07/26 (l)	412	385
5.20%, 05/12/26	389	373
5.30%, 08/09/26 (l)	381	374
7.33%, 11/02/26 (l)	367	377
4.34%, 01/10/28 (l)	204	193
7.39%, 11/02/28 (l)	358	380
4.97%, 05/16/29 (l)	616	585
5.09%, 06/20/30 (l)	626	566
7.44%, 11/02/33 (l)	346	382
Connect Finco SARL
6.75%, 10/01/26 (g)	200	188
EG Global Finance PLC
6.75%, 02/07/25 (g)	302	279
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	50	49
Haleon UK Capital PLC
3.13%, 03/24/25	263	254
HSBC Holdings PLC
3.80%, 03/11/25 (l)	392	383
0.98%, 05/24/25	272	256
2.10%, 06/04/26 (l)	574	528
4.29%, 09/12/26 (l)	396	379
1.59%, 05/24/27	294	259
4.76%, 06/09/28 (l)	265	256
5.21%, 08/11/28	844	838
7.39%, 11/03/28	446	477
2.21%, 08/17/29 (l)	329	276
3.97%, 05/22/30	576	521
International Game Technology PLC
4.13%, 04/15/26 (g)	255	247
Invesco Finance PLC
4.00%, 01/30/24	130	128
Jaguar Land Rover Automotive PLC
5.88%, 01/15/28 (g)	213	181
Lloyds Banking Group PLC
4.45%, 05/08/25 (l)	510	498
3.87%, 07/09/25 (l)	718	697
2.44%, 02/05/26 (l)	236	222
3.51%, 03/18/26 (l)	539	514
4.65%, 03/24/26	261	248
1.63%, 05/11/27 (l)	363	319
3.75%, 03/18/28 (l)	408	380
3.57%, 11/07/28	437	401
NatWest Group PLC
4.27%, 03/22/25 (l)	528	518
4.80%, 04/05/26	387	379
7.47%, 11/10/26 (l)	496	517
3.07%, 05/22/28 (l)	497	449
5.52%, 09/30/28 (l)	252	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.89%, 05/18/29 (l)	264	253
5.08%, 01/27/30 (l)	297	289
3.03%, 11/28/35 (l)	215	165
Rolls-Royce PLC
5.75%, 10/15/27 (g)	228	228
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (g)	583	500
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	19
		17,951
Japan 1.2%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	976
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	499	470
1.41%, 07/17/25	421	386
4.79%, 07/18/25	377	373
0.95%, 07/19/25	260	245
2.76%, 09/13/26	200	185
1.54%, 07/20/27	942	837
2.34%, 01/19/28	396	356
4.08%, 04/19/28	265	254
5.02%, 07/20/28	252	250
5.35%, 09/13/28	515	518
2.31%, 07/20/32	200	160
5.13%, 07/20/33	200	198
Mizuho Financial Group, Inc.
2.84%, 07/16/25 - 09/13/26	802	764
2.56%, 09/13/25	278	266
2.65%, 05/22/26 (f)	200	189
2.23%, 05/25/26	457	427
3.66%, 02/28/27	284	270
ORIX Corporation
5.20%, 09/13/32	141	142
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	395	382
1.47%, 07/08/25	721	661
0.95%, 01/12/26	595	530
3.78%, 03/09/26	260	253
2.63%, 07/14/26	228	211
1.40%, 09/17/26	599	526
3.01%, 10/19/26	505	470
3.45%, 01/11/27	194	183
2.17%, 01/14/27	282	253
3.36%, 07/12/27	380	356
5.52%, 01/13/28	643	653
2.47%, 01/14/29	295	255
3.04%, 07/16/29	596	528
		12,527
Netherlands 0.6%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (g)	320	252
BNG Bank N.V.
0.75%, 11/13/23, AUD	830	544
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (g)	73	69
JBS USA Food Company
2.50%, 01/15/27 (g)	742	657
5.13%, 02/01/28 (g)	528	511
5.50%, 01/15/30 (g)	683	652
Nederlandse Waterschapsbank N.V.
2.00%, 12/16/24, GBP (e)	2,570	3,035
3.50%, 07/20/27, AUD	460	303
Shell International Finance B.V.
2.88%, 05/10/26	245	235
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	280	268
		6,526
South Korea 0.5%
Korea Electric Power Corp
0.75%, 01/27/26 (g)	755	675
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e) (m)	1,990	2,041
0.75%, 09/21/25	1,618	1,472
2.63%, 05/26/26	1,050	989
		5,177
Germany 0.4%
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (l)	1,094	1,026
4.16%, 05/13/25 (l)	256	245
5.37%, 09/09/27	246	243
KfW
3.20%, 09/11/26, AUD	880	581
0.00%, 03/31/27, EUR (e) (m)	2,360	2,284
		4,379
France 0.4%
Altice France Holding S.A.
8.13%, 02/01/27 (g)	341	315
5.50%, 01/15/28 (g)	246	200
Dexia Credit Local
0.50%, 07/22/23, GBP (e)	1,200	1,461
0.25%, 12/11/24, GBP (e)	700	802
1.25%, 10/27/25, EUR (e)	1,000	1,031
Orange
9.00%, 03/01/31 (h) (j)	156	196
TotalEnergies Capital
3.88%, 10/11/28	315	310
		4,315
Luxembourg 0.4%
Altice Financing S.A.
5.00%, 01/15/28 (g)	250	203
ArcelorMittal
4.55%, 03/11/26	256	251
6.55%, 11/29/27	338	352
6.80%, 11/29/32	102	107
European Investment Bank
2.25%, 03/15/30, EUR (e)	2,535	2,638
Pentair Finance S.a r.l.
5.90%, 07/15/32	50	52
		3,603
Australia 0.2%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (g)	149	143
Mineral Resources Limited
8.00%, 11/01/27 (g)	158	162
8.50%, 05/01/30 (g)	631	637
Westpac Banking Corporation
2.35%, 02/19/25	119	114
2.89%, 02/04/30 (l)	705	663
4.32%, 11/23/31 (l)	313	297
		2,016
Singapore 0.2%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	244
1.63%, 08/02/31 (g)	1,151	950
2.38%, 08/02/41 (g)	626	475
		1,669
Spain 0.1%
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (l)	400	362
5.86%, 09/14/26 (l)	400	396
6.14%, 09/14/28 (l)	400	407
		1,165
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (e)	1,000	1,060
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (g)	12	11
		1,071
Panama 0.1%
Carnival Corporation
10.50%, 02/01/26 (g)	175	182
7.63%, 03/01/26 (f) (g)	708	646
5.75%, 03/01/27 (g)	45	37

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
9.88%, 08/01/27 (g)	105	108
		973
Bermuda 0.1%
Aircastle Limited
4.25%, 06/15/26	376	357
Nabors Industries Ltd.
7.25%, 01/15/26 (g)	119	113
NCL Corporation Ltd.
3.63%, 12/15/24 (g)	222	208
5.88%, 03/15/26 - 02/15/27 (g)	163	144
Viking Cruises Limited
7.00%, 02/15/29 (g)	8	7
		829
Liberia 0.1%
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (g)	466	433
5.38%, 07/15/27 (g)	315	281
		714
Macau 0.1%
MGM China Holdings Limited
4.75%, 02/01/27 (g)	350	313
Sands China Ltd.
4.30%, 01/08/26 (h) (j)	394	371
		684
Ireland 0.0%
Allegion Public Limited Company
3.50%, 10/01/29	274	248
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (g)	227	214
		462
Hong Kong 0.0%
Wynn Macau, Limited
5.50%, 01/15/26 (g)	288	267
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (g)	200	195
Switzerland 0.0%
Novartis Capital Corporation
3.10%, 05/17/27	50	48
Transocean Inc
8.00%, 02/01/27 (g)	136	122
		170
Cayman Islands 0.0%
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (g) (h) (i)	104	94
Jersey 0.0%
Aptiv PLC
3.25%, 03/01/32	61	53
South Africa 0.0%
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	16	16
Total Corporate Bonds And Notes (cost $334,326)		329,542
GOVERNMENT AND AGENCY OBLIGATIONS 13.4%
Japan 4.5%
Cabinet Office, Government of Japan
0.10%, 03/20/26 - 09/20/30, JPY	2,076,150	15,632
2.20%, 09/20/26 - 03/20/50, JPY	314,250	2,646
0.01%, 12/20/26, JPY	207,950	1,566
1.70%, 06/20/33, JPY	77,250	653
1.50%, 03/20/34 - 03/20/45, JPY	181,050	1,472
2.40%, 03/20/34, JPY	386,950	3,492
1.40%, 09/20/34 - 03/20/55, JPY	359,250	2,820
1.20%, 03/20/35, JPY	176,100	1,416
1.30%, 06/20/35, JPY	306,900	2,496
0.70%, 03/20/37 - 12/20/48, JPY	331,200	2,387
0.60%, 12/20/37, JPY	67,450	494
0.40%, 03/20/39 - 03/20/56, JPY	292,950	1,934
0.30%, 06/20/39, JPY	129,500	889
2.00%, 03/20/42, JPY	236,350	2,081
1.90%, 09/20/42, JPY	293,150	2,542
0.90%, 03/20/57, JPY	326,250	2,176
0.50%, 03/20/60, JPY	44,100	253
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,390
1.63%, 01/20/27	272	248
		46,587
Italy 1.7%
Segretariato Generale Della Presidenza Della Repubblica
2.45%, 10/01/23, EUR (e)	716	774
0.88%, 05/06/24	1,528	1,453
0.00%, 08/15/24, EUR (m)	1,275	1,325
0.35%, 02/01/25, EUR	1,810	1,864
1.85%, 07/01/25, EUR (e)	924	972
3.10%, 09/15/26, EUR (e) (n)	1,206	1,415
0.95%, 09/15/27 - 06/01/32, EUR	3,083	2,890
0.45%, 02/15/29, EUR	2,980	2,694
2.45%, 09/01/33, EUR (e)	910	853
2.25%, 09/01/36, EUR (e)	1,148	1,003
4.00%, 02/01/37, EUR (e)	402	427
3.25%, 03/01/38, EUR	731	702
2.15%, 09/01/52, EUR	1,360	955
2.80%, 03/01/67, EUR (e)	116	88
2.15%, 03/01/72, EUR (e)	70	44
		17,459
United States of America 1.3%
Treasury, United States Department of
0.88%, 01/31/24 (a)	14,287	13,834
United Kingdom 1.1%
HM Treasury
1.63%, 10/22/28 - 10/22/71, GBP (e)	1,800	1,969
0.88%, 07/31/33, GBP (e)	632	604
4.50%, 09/07/34, GBP (e)	1,105	1,489
0.63%, 07/31/35 - 10/22/50, GBP (e)	905	656
4.25%, 03/07/36 - 12/07/55, GBP (e)	943	1,239
1.75%, 09/07/37, GBP (e)	425	410
4.75%, 12/07/38, GBP	262	362
1.13%, 01/31/39 - 10/22/73, GBP (e)	342	249
1.25%, 10/22/41, GBP	453	371
3.25%, 01/22/44, GBP (e)	377	426
3.50%, 01/22/45, GBP (e)	305	357
4.25%, 12/07/46 - 12/07/49, GBP	510	670
1.50%, 07/22/47 - 07/31/53, GBP (e)	589	446
1.75%, 01/22/49, GBP	403	329
1.25%, 07/31/51, GBP (e)	463	320
3.75%, 07/22/52, GBP (e)	512	623
1.75%, 07/22/57, GBP (e)	272	209
0.50%, 10/22/61, GBP (e)	330	148
2.50%, 07/22/65, GBP (e)	305	286
3.50%, 07/22/68, GBP (e)	14	17
		11,180
Spain 1.0%
Estado Espanol
2.15%, 10/31/25, EUR (e)	70	75
1.95%, 04/30/26, EUR (e)	1,653	1,746
1.45%, 10/31/27, EUR (e)	2,147	2,185
1.40%, 07/30/28, EUR (e)	1,952	1,959
2.55%, 10/31/32, EUR	1,689	1,731
4.20%, 01/31/37, EUR (e)	531	618
4.70%, 07/30/41, EUR	867	1,069
1.00%, 07/30/42 - 10/31/50, EUR	762	496
2.70%, 10/31/48, EUR (e)	216	195
3.45%, 07/30/66, EUR	119	119
		10,193
France 0.9%
Gouvernement De France
0.50%, 05/25/26, EUR (e)	538	546
2.75%, 10/25/27, EUR (e)	785	856
1.50%, 05/25/31, EUR (e)	2,406	2,394
1.25%, 05/25/34, EUR (e)	2,324	2,120
4.75%, 04/25/35, EUR (e)	8	10
1.75%, 06/25/39 - 05/25/66, EUR (e)	439	360
3.25%, 05/25/45, EUR (e)	751	825

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2.00%, 05/25/48, EUR (e)	38	33
0.75%, 05/25/52, EUR (e)	1,245	743
0.75%, 05/25/53, EUR	80	46
4.00%, 04/25/55, EUR	1,178	1,471
		9,404
Canada 0.7%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (o)	140	97
Government of Canada
2.25%, 03/01/24 - 06/01/29, CAD	1,585	1,145
0.25%, 03/01/26, CAD	550	372
1.00%, 09/01/26, CAD	1,060	728
1.50%, 12/01/31, CAD	2,000	1,324
4.00%, 06/01/41, CAD	13	11
2.75%, 12/01/48 - 12/01/64, CAD	506	349
1.75%, 12/01/53, CAD	465	256
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	851
0.01%, 11/25/30, EUR (e)	1,655	1,406
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	29
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	223
2.95%, 06/18/50, CAD	160	97
		6,888
Germany 0.5%
Bundesrepublik Deutschland
0.00%, 02/15/32 - 08/15/50, EUR (m)	3,461	2,924
0.00%, 05/15/35 - 05/15/36, EUR (e) (m)	2,284	1,837
2.50%, 07/04/44, EUR (e)	490	543
1.25%, 08/15/48, EUR (e)	315	274
		5,578
Australia 0.4%
Commonwealth of Australia
0.25%, 11/21/25, AUD (e)	1,684	1,052
2.75%, 11/21/27 - 11/21/28, AUD (e)	1,805	1,190
1.75%, 11/21/32 - 06/21/51, AUD (e)	2,611	1,494
3.75%, 04/21/37, AUD (e)	297	204
2.75%, 05/21/41, AUD (e)	165	97
3.00%, 03/21/47, AUD (e)	106	62
		4,099
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (g)	733	743
2.25%, 02/02/33 (g)	322	265
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,021
3.25%, 10/26/26 (e)	918	883
		2,912
Belgium 0.3%
Service Public Federal Chancellerie Du Premier Ministre
0.80%, 06/22/28, EUR (e)	381	377
0.10%, 06/22/30, EUR (e)	918	826
3.00%, 06/22/34, EUR (e)	390	421
1.90%, 06/22/38, EUR (e)	439	403
3.75%, 06/22/45, EUR (e)	249	289
1.70%, 06/22/50, EUR	252	196
2.25%, 06/22/57, EUR	178	152
2.15%, 06/22/66, EUR (e)	125	103
		2,767
Netherlands 0.2%
Staat der Nederlanden
0.75%, 07/15/28, EUR	635	629
0.00%, 07/15/31 - 01/15/52, EUR (m)	1,006	811
4.00%, 01/15/37, EUR (e)	491	610
0.50%, 01/15/40, EUR	515	393
		2,443
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,154
South Korea 0.1%
The Export-Import Bank of Korea
4.88%, 01/11/26	422	425
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (m)	490	488
		913
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (e)	28	4
1.75%, 11/15/25, DKK (e)	803	114
0.50%, 11/15/27, DKK	1,223	162
0.50%, 11/15/29, DKK (e)	2,011	257
0.00%, 11/15/31, DKK (e) (m)	810	96
4.50%, 11/15/39, DKK (e)	1,216	222
		855
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (g)	601	592
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (g)	257	214
2.13%, 09/22/31 (g)	331	255
		469
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (e)	1,895	168
2.25%, 06/01/32, SEK (e)	1,525	147
3.50%, 03/30/39, SEK (e)	920	104
		419
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	406
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (g)	455	336
Mexico 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	300
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	133
Total Government And Agency Obligations (cost $150,537)		138,921
PREFERRED STOCKS 0.2%
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	24
Roche Holding AG	5	1,420
Schindler Holding AG	—	18
		1,462
Brazil 0.1%
Gerdau S.A.	41	206
Itau Unibanco Holding S.A. (l)	65	318
Petroleo Brasileiro S/A Petrobras. (l)	63	291
		815
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	12
Henkel AG & Co. KGaA (l)	—	28
Porsche Automobil Holding SE (l)	—	17
Sartorius Aktiengesellschaft	—	23
Volkswagen Aktiengesellschaft (l)	—	49
		129
Italy 0.0%
Telecom Italia SPA	12	4
Spain 0.0%
Grifols, S.A.	1	4
Total Preferred Stocks (cost $3,009)		2,414

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
WARRANTS 0.2%
China 0.2%
Acrobiosystems Co., Ltd. (b) (p)	4	71
Acrobiosystems Co., Ltd. (b) (p)	3	45
Amoy Diagnostics Co., Ltd. (b)	18	75
Beijing Huafeng Test & Control Technology Co., Ltd. (b) (p)	4	159
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. (b) (p)	19	92
Bestechnic (Shanghai) Co., Ltd. (b) (p)	8	171
Centre Testing International Group Co. Ltd. (b) (p)	77	230
Chacha Food Company, Limited (b) (p)	9	56
Chacha Food Company, Limited (b)	10	60
Fuyao Glass Industry Group Co., Ltd. (b) (p)	23	118
Hangzhou Anheng Information Technology Co., Ltd. (b) (p)	3	80
Hangzhou Anheng Information Technology Co., Ltd. (b)	2	56
OPT Machine Vision Tech Co., Ltd. (b) (p)	6	112
OPT Machine Vision Tech Co., Ltd. (b)	1	24
Shanghai Liangxin Electrical Co., Ltd. (b)	33	61
Spring Airlines Co., Ltd. (b) (p)	23	213
Spring Airlines Co., Ltd. (b) (p)	10	87
Zhejiang SUPCON Technology Co., Ltd. (b)	8	116
Total Warrants (cost $1,840)		1,826
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF	1	34
Total Investment Companies (cost $33)		34
RIGHTS 0.0%
Brazil 0.0%
Localiza Rent A Car S/A (b)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.1%
JNL Government Money Market Fund, 4.48% (q) (r)	21,910	21,910
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (q) (r)	10,570	10,570
Total Short Term Investments (cost $32,480)		32,480
Total Investments 100.1% (cost $1,088,488)		1,040,498
Total Securities Sold Short (0.1)% (proceeds $794)		(941)
Other Derivative Instruments (0.2)%		(2,360)
Other Assets and Liabilities, Net 0.2%		2,212
Total Net Assets 100.0%		1,039,409

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2023.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $48,619 and 4.7% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(k) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
United States of America (0.1%)
MasterCard Incorporated - Class A	(1)	(535)
Regeneron Pharmaceuticals, Inc.	—	(406)
Total Common Stocks (proceeds $794)		(941)
Total Securities Sold Short (0.1%) (proceeds $794)		(941)

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	01/14/22	126	99	—
AENA, S.M.E., S.A.	04/27/20	20	23	—
Alibaba Group Holding Limited	12/01/20	2,324	1,076	0.1
Allegro.eu	06/18/21	14	6	—
Amadeus IT Holding, S.A.	04/27/20	50	59	—
Amundi	09/17/21	9	8	—
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	292	152	—
Autostore Holdings Ltd	12/17/21	7	5	—
BAWAG Group AG	04/27/20	6	8	—
Budweiser Brewing Company APAC Limited	12/18/20	342	365	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	907	635	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	04/21/22	1,248	1,202	0.1
Bundesrepublik Deutschland, 2.50%, 07/04/44	01/07/22	705	543	0.1
Bundesrepublik Deutschland, 1.25%, 08/15/48	09/30/22	257	274	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/16/21	54	46	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,134	1,060	0.1
Commonwealth of Australia, 0.25%, 11/21/25	01/07/22	1,084	1,052	0.1
Commonwealth of Australia, 2.75%, 11/21/27	11/08/22	119	126	—
Commonwealth of Australia, 2.75%, 11/21/28	03/31/22	1,090	1,064	0.1
Commonwealth of Australia, 1.75%, 11/21/32	12/21/22	1,340	1,391	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	270	204	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	119	97	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	89	62	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	136	103	—
Convatec Group PLC	04/27/20	8	9	—
Covestro AG	06/08/20	19	16	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	117	114	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	311	257	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	86	96	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/28/20	328	222	—
Delivery Hero SE	04/29/22	14	13	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,108	976	0.1
Dexia Credit Local, 0.50%, 07/22/23	11/10/21	1,607	1,461	0.2
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	928	802	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,169	1,031	0.1
Dino Polska Spolka Akcyjna	12/01/20	296	392	—
EQT AB	06/22/20	20	14	—
ESR Group Limited	06/19/20	16	9	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	73	75	—
Estado Espanol, 1.95%, 04/30/26	03/31/22	1,867	1,746	0.2
Estado Espanol, 1.45%, 10/31/27	02/26/21	2,233	2,185	0.2
Estado Espanol, 1.40%, 07/30/28	01/07/22	1,985	1,959	0.2
Estado Espanol, 4.20%, 01/31/37	08/11/21	674	618	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	290	195	—
European Investment Bank, 2.25%, 03/15/30	02/02/23	2,707	2,638	0.3
Evolution AB (publ)	06/24/20	38	51	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/03/21	137	100	—
Gouvernement De France, 0.50%, 05/25/26	03/31/21	631	546	0.1
Gouvernement De France, 2.75%, 10/25/27	12/30/21	1,010	856	0.1
Gouvernement De France, 1.50%, 05/25/31	06/06/22	2,478	2,394	0.2
Gouvernement De France, 1.25%, 05/25/34	08/11/21	2,907	2,120	0.2
Gouvernement De France, 4.75%, 04/25/35	08/09/19	14	10	—
Gouvernement De France, 1.75%, 06/25/39	07/31/19	178	183	—
Gouvernement De France, 3.25%, 05/25/45	04/27/20	1,333	825	0.1
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	33	—
Gouvernement De France, 0.75%, 05/25/52	09/30/21	795	743	0.1
Gouvernement De France, 1.75%, 05/25/66	02/21/22	304	177	—
HDFC Life Insurance Company Limited	06/21/21	364	270	—
HM Treasury, 1.63%, 10/22/28	11/08/22	1,816	1,871	0.2
HM Treasury, 0.88%, 07/31/33	10/18/22	545	604	0.1
HM Treasury, 4.50%, 09/07/34	10/18/22	1,366	1,489	0.2
HM Treasury, 0.63%, 07/31/35	10/18/22	348	406	0.1
HM Treasury, 4.25%, 03/07/36	10/18/22	278	322	—
HM Treasury, 1.75%, 09/07/37	10/18/22	349	410	0.1
HM Treasury, 1.13%, 01/31/39	10/18/22	144	171	—
HM Treasury, 4.25%, 09/07/39	10/18/22	339	399	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	264	—
HM Treasury, 3.25%, 01/22/44	10/18/22	357	426	0.1
HM Treasury, 3.50%, 01/22/45	10/18/22	299	357	—
HM Treasury, 1.50%, 07/22/47	10/18/22	220	267	—
HM Treasury, 0.63%, 10/22/50	01/10/23	237	250	—
HM Treasury, 1.25%, 07/31/51	12/02/22	341	320	—
HM Treasury, 3.75%, 07/22/52	10/18/22	543	623	0.1
HM Treasury, 1.50%, 07/31/53	10/18/22	158	179	—
HM Treasury, 4.25%, 12/07/55	10/18/22	214	254	—
HM Treasury, 1.75%, 07/22/57	08/11/21	366	209	—
HM Treasury, 0.50%, 10/22/61	01/10/23	142	148	—
HM Treasury, 2.50%, 07/22/65	08/11/21	341	286	—
HM Treasury, 3.50%, 07/22/68	10/18/22	14	17	—
HM Treasury, 1.63%, 10/22/71	01/10/23	92	98	—
HM Treasury, 1.13%, 10/22/73	01/10/23	73	78	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	61	66	—
ICICI Prudential Life Insurance Company Limited	01/17/22	197	131	—
Infrastrutture Wireless Italiane S.p.A.	06/08/20	8	10	—
KfW, 0.00%, 03/31/27	02/02/23	2,326	2,284	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	7	6	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Meituan - Class B	12/01/20	1,119	725	0.1
Nederlandse Waterschapsbank N.V., 2.00%, 12/16/24	09/20/22	2,825	3,035	0.3
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,297	2,039	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,810	3,014	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,040	804	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,886	1,406	0.1
Orsted A/S	05/27/21	53	32	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	198	168	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	210	147	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	128	104	—
Pepco Group N.V.	12/17/21	3	2	—
Pharmaron Beijing Co., Ltd. - Class H	01/20/22	186	125	—
Pirelli & C. S.p.A.	06/19/20	5	4	—
Poste Italiane SPA	04/27/20	8	10	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	12/01/20	243	—	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,096	1,021	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	961	883	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 10/01/23	02/03/23	758	774	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	1,007	972	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.10%, 09/15/26	11/09/22	1,311	1,415	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	08/11/21	1,249	853	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	1,115	1,003	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	393	427	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	09/30/22	80	88	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	06/30/22	49	44	—
Service Public Federal Chancellerie Du Premier Ministre, 0.80%, 06/22/28	04/27/20	430	377	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	07/31/20	1,078	826	0.1
Service Public Federal Chancellerie Du Premier Ministre, 3.00%, 06/22/34	04/27/20	553	421	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	08/11/21	501	403	0.1
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	449	289	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	198	103	—
Siemens Healthineers AG	06/18/21	33	32	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	648	610	0.1
Synchrony Financial, 5.40%, 08/22/25	01/04/23	519	489	0.1
Synchrony Financial, 5.63%, 08/23/27	01/04/23	247	231	—
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	281	244	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,221	2,041	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,225	1,154	0.1
WH Group Limited	04/27/20	14	10	—
Wizz Air Holdings PLC	02/02/22	220	147	—
Worldline	10/29/20	38	21	—
WuXi AppTec Co., Ltd. - Class H	10/28/22	193	234	—
Wuxi Biologics Cayman Inc	12/03/20	427	253	—
Zalando SE	09/18/20	38	18	—
		130,846	71,743	6.9

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA Index	38	March 2026	GBP	9,143	2	19
3M EURIBOR	32	September 2025	EUR	7,778	3	(3)
3M EURIBOR	32	December 2025	EUR	7,782	3	(3)
AUD/USD Spot Rate	52	June 2023		3,488	(14)	(3)
EUR/USD Spot Rate	625	June 2023		83,790	(398)	1,394
Euro BOBL	14	June 2023	EUR	1,614	7	39
Euro Buxl 30 Year Bond	1	June 2023	EUR	132	1	10
Euro OAT	4	June 2023	EUR	503	3	19
Euro Schatz	12	June 2023	EUR	1,256	1	13
GBP/USD Spot Rate	147	June 2023		11,074	(53)	277
Italy Government BTP Bond	4	June 2023	EUR	444	3	18
Japan 10 Year Bond	4	June 2023	JPY	581,802	(6)	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD Spot Rate	1,335	June 2023		124,513	(250)	2,688
MSCI EAFE Index	278	June 2023		27,830	122	1,311
S&P 500 Index	274	June 2023		54,153	768	2,534
S&P/TSX 60 Index	42	June 2023	CAD	10,005	56	114
United States 10 Year Note	17	June 2023		1,951	6	2
United States Ultra Bond	134	June 2023		18,159	180	752
					434	9,261
Short Contracts
3M SOFR Index	(46)	March 2026		(11,097)	(8)	(65)
CAD/USD Spot Rate	(29)	June 2023		(2,101)	2	(45)
Euro Bund	(18)	June 2023	EUR	(2,378)	(15)	(71)
MSCI Emerging Markets Index	(213)	June 2023		(10,241)	26	(362)
United States 10 Year Ultra Bond	(69)	June 2023		(8,340)	(38)	(20)
United States 2 Year Note	(42)	July 2023		(8,546)	(6)	(125)
United States 5 Year Note	(28)	July 2023		(3,001)	(6)	(65)
United States Ultra Bond	(5)	June 2023		(710)	(7)	4
					(52)	(749)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/05/23	AUD	8,219	5,494	(9)
CAD/USD	BNP	04/05/23	CAD	8,233	6,092	16
DKK/USD	BNP	04/05/23	DKK	6,506	947	(3)
EUR/JPY	BCL	04/05/23	JPY	(79,069)	(596)	17
EUR/JPY	HSB	04/05/23	JPY	(32,789)	(247)	(1)
EUR/USD	BNP	04/05/23	EUR	62,075	67,325	(142)
EUR/USD	BNP	04/05/23	EUR	442	479	9
EUR/USD	CIT	04/05/23	EUR	310	336	(1)
EUR/USD	CIT	04/05/23	EUR	729	790	16
EUR/USD	MLP	04/05/23	EUR	972	1,055	14
EUR/USD	BNP	05/03/23	EUR	324	352	—
EUR/USD	MLP	05/03/23	EUR	358	389	(1)
EUR/USD	MSC	05/03/23	EUR	274	298	(1)
GBP/USD	HSB	04/05/23	GBP	16,028	19,772	(76)
GBP/USD	MSC	04/05/23	GBP	242	298	5
JPY/EUR	HSB	04/05/23	EUR	(344)	(373)	(11)
JPY/USD	HSB	04/05/23	JPY	6,139,284	46,245	207
JPY/USD	MLP	04/05/23	JPY	39,227	295	(4)
JPY/USD	RBC	04/05/23	JPY	31,750	239	6
SEK/USD	BCL	04/05/23	SEK	4,936	476	(1)
USD/AUD	CIT	04/05/23	AUD	(8,219)	(5,494)	36
USD/AUD	BNP	05/03/23	AUD	(8,219)	(5,499)	10
USD/CAD	BNP	04/05/23	CAD	(7,579)	(5,608)	(20)
USD/CAD	MLP	04/05/23	CAD	(654)	(484)	(3)
USD/CAD	BNP	05/03/23	CAD	(8,233)	(6,094)	(16)
USD/DKK	MSC	04/05/23	DKK	(6,506)	(947)	(17)
USD/DKK	BNP	05/03/23	DKK	(6,506)	(949)	3
USD/EUR	BCL	04/05/23	EUR	(644)	(699)	(17)
USD/EUR	BNP	04/05/23	EUR	(744)	(807)	(19)
USD/EUR	GSC	04/05/23	EUR	(511)	(554)	(6)
USD/EUR	HSB	04/05/23	EUR	(1,261)	(1,367)	(16)
USD/EUR	MSC	04/05/23	EUR	(58,891)	(63,871)	(1,234)
USD/EUR	RBC	04/05/23	EUR	(783)	(849)	(17)
USD/EUR	SSB	04/05/23	EUR	(2,142)	(2,323)	(31)
USD/EUR	BNP	05/03/23	EUR	(62,075)	(67,430)	143
USD/EUR	HSB	05/03/23	EUR	(268)	(291)	(2)
USD/EUR	RBC	05/03/23	EUR	(617)	(670)	(6)
USD/GBP	BCL	04/05/23	GBP	(14,985)	(18,486)	(376)
USD/GBP	HSB	04/05/23	GBP	(500)	(616)	(10)
USD/GBP	SCB	04/05/23	GBP	(419)	(516)	(7)
USD/GBP	SSB	04/05/23	GBP	(366)	(451)	(14)
USD/GBP	HSB	05/03/23	GBP	(16,028)	(19,784)	76
USD/JPY	BCL	04/05/23	JPY	(50,013)	(377)	(4)
USD/JPY	BNP	04/05/23	JPY	(5,579,016)	(42,025)	(1,018)
USD/JPY	CIT	04/05/23	JPY	(354,048)	(2,667)	(53)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	CIT	04/05/23	JPY	(37,169)	(280)	—
USD/JPY	GSC	04/05/23	JPY	(67,377)	(508)	—
USD/JPY	MSC	04/05/23	JPY	(58,760)	(443)	4
USD/JPY	BCL	05/08/23	JPY	(52,897)	(401)	1
USD/JPY	CIT	05/08/23	JPY	(26,566)	(201)	—
USD/JPY	HSB	05/08/23	JPY	(5,703,925)	(43,194)	(168)
USD/JPY	MSC	05/08/23	JPY	(20,938)	(159)	—
USD/SEK	HSB	04/05/23	SEK	(4,936)	(476)	(2)
USD/SEK	BCL	05/03/23	SEK	(4,936)	(476)	1
					(145,330)	(2,742)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	300,668	21	9	300,698
China	603	33,793	—	34,396
France	—	27,261	—	27,261
United Kingdom	1,437	24,536	—	25,973
Japan	—	25,265	—	25,265
Netherlands	7,376	12,877	—	20,253
Taiwan	7,972	6,262	—	14,234
India	5,706	5,665	—	11,371
Germany	—	10,579	—	10,579
South Korea	—	7,500	—	7,500
Canada	7,350	—	—	7,350
Sweden	—	6,914	—	6,914
Denmark	—	6,501	—	6,501
Hong Kong	24	5,966	—	5,990
Switzerland	321	5,026	—	5,347
Australia	—	4,145	—	4,145
Mexico	2,957	4	—	2,961
Indonesia	—	2,960	—	2,960
Spain	—	2,014	—	2,014
Finland	—	1,846	—	1,846
Singapore	—	1,795	—	1,795
Brazil	1,641	—	—	1,641
South Africa	—	1,544	—	1,544
Belgium	—	1,363	—	1,363
Thailand	—	968	—	968
Italy	—	685	—	685
Saudi Arabia	—	662	—	662
Ireland	305	221	—	526
Poland	—	458	—	458
Bermuda	373	5	—	378
Hungary	—	332	—	332
Macau	—	231	—	231
Chile	—	230	—	230
Norway	2	228	—	230
Greece	—	204	—	204
Israel	—	141	—	141
Luxembourg	58	64	—	122
Austria	—	78	—	78
Portugal	—	65	—	65
New Zealand	—	64	—	64
United Arab Emirates	—	6	—	6
Corporate Bonds And Notes	—	329,542	—	329,542
Government And Agency Obligations	—	138,921	—	138,921
Preferred Stocks	2,414	—	—	2,414
Warrants	392	1,434	—	1,826
Investment Companies	34	—	—	34
Rights	—	—	—	—
Short Term Investments	32,480	—	—	32,480
	372,113	668,376	9	1,040,498

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Liabilities - Securities
Common Stocks	(941)	—	—	(941)
	(941)	—	—	(941)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,274	—	—	9,274
Open Forward Foreign Currency Contracts	—	564	—	564
	9,274	564	—	9,838
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(762)	—	—	(762)
Open Forward Foreign Currency Contracts	—	(3,306)	—	(3,306)
	(762)	(3,306)	—	(4,068)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 96.7%
Information Technology 24.7%
Accenture Public Limited Company - Class A (a)	24	6,771
Adobe Inc. (a) (b)	18	6,922
Advanced Micro Devices, Inc. (a) (b)	63	6,194
Analog Devices, Inc. (a)	38	7,560
Apple Inc. (a)	333	54,944
Broadcom Inc. (a)	2	1,512
Cadence Design Systems, Inc. (b)	6	1,294
Cognizant Technology Solutions Corporation - Class A	43	2,644
Corning Incorporated	28	1,002
DocuSign, Inc. (b)	6	345
Intuit Inc. (a)	11	5,011
Lam Research Corporation (a)	12	6,377
Microsoft Corporation (a)	175	50,448
Motorola Solutions, Inc. (a)	6	1,839
NVIDIA Corporation (a)	47	13,041
NXP Semiconductors N.V. (a)	36	6,632
Oracle Corporation (a)	34	3,170
Qorvo, Inc. (b)	9	865
Qualcomm Incorporated	3	328
Salesforce, Inc. (b)	11	2,266
Seagate Technology Holdings Public Limited Company (a)	42	2,801
Teradyne, Inc. (a)	19	2,029
Texas Instruments Incorporated	50	9,271
Workday, Inc. - Class A (a) (b)	11	2,246
		195,512
Health Care 13.8%
Abbott Laboratories (a)	43	4,401
AbbVie Inc. (a)	67	10,663
Baxter International Inc. (a)	48	1,949
Biogen Inc. (a) (b)	9	2,535
BioMarin Pharmaceutical Inc. (b)	7	678
Boston Scientific Corporation (a) (b)	75	3,775
Bristol-Myers Squibb Company	105	7,273
Centene Corporation (a) (b)	35	2,216
CVS Health Corporation	17	1,247
Danaher Corporation (a)	16	4,140
DexCom, Inc. (a) (b)	9	1,015
Elevance Health, Inc. (a)	9	4,211
Eli Lilly and Company	20	7,040
Humana Inc. (a)	4	2,145
Intuitive Surgical, Inc. (a) (b)	14	3,500
Johnson & Johnson	40	6,277
McKesson Corporation	5	1,614
Medtronic, Inc. (a)	32	2,606
Merck & Co., Inc. (a)	48	5,116
Neurocrine Biosciences, Inc. (b)	6	650
Pfizer Inc. (a)	49	2,010
Regeneron Pharmaceuticals, Inc. (a) (b)	6	5,090
ResMed Inc.	1	230
Sarepta Therapeutics, Inc. (b)	7	975
Stryker Corporation	6	1,578
Thermo Fisher Scientific Inc.	16	9,066
UnitedHealth Group Incorporated (a)	26	12,467
Vertex Pharmaceuticals Incorporated (a) (b)	15	4,658
		109,125
Financials 12.8%
American Express Company (a)	19	3,053
Bank of America Corporation	219	6,264
Berkshire Hathaway Inc. - Class B (b)	35	10,788
Capital One Financial Corporation (a)	8	812
Citigroup Inc. (a)	55	2,570
CME Group Inc. - Class A (a)	26	5,025
Fifth Third Bancorp	60	1,612
FleetCor Technologies, Inc. (a) (b)	13	2,848
Globe Life Inc. (a)	14	1,532
Intercontinental Exchange, Inc. (a)	33	3,468
M&T Bank Corporation	6	747
MasterCard Incorporated - Class A (a)	33	12,096
MetLife, Inc.	7	431
Morgan Stanley (a)	37	3,210
Prudential Financial, Inc.	8	693
Raymond James Financial, Inc. (a)	29	2,716
S&P Global Inc. (a)	11	3,679
State Street Corporation (a)	22	1,669
The Charles Schwab Corporation	16	817
The Goldman Sachs Group, Inc.	3	922
The Progressive Corporation (a)	52	7,389
The Travelers Companies, Inc. (a)	27	4,569
Truist Financial Corporation (a)	95	3,249
U.S. Bancorp	136	4,891
Visa Inc. - Class A	40	9,115
Wells Fargo & Company	178	6,666
		100,831
Consumer Discretionary 11.7%
Amazon.com, Inc. (a) (b)	234	24,214
Aptiv PLC (b)	10	1,094
AutoNation, Inc. (a) (b)	10	1,297
AutoZone, Inc. (a) (b)	2	3,928
Best Buy Co., Inc. (a)	33	2,556
Booking Holdings Inc. (a) (b)	2	4,976
Burlington Stores, Inc. (a) (b)	7	1,359
Chipotle Mexican Grill, Inc. (a) (b)	3	4,575
Domino's Pizza, Inc.	3	948
Expedia Group, Inc. (a) (b)	23	2,234
Lennar Corporation - Class A (a)	17	1,764
LKQ Corporation	8	467
Lowe`s Companies, Inc.	39	7,709
Magna International Inc. (c)	6	312
Marriott International, Inc. - Class A (a)	15	2,435
McDonald's Corporation (a)	13	3,646
NIKE, Inc. - Class B (a)	34	4,193
O'Reilly Automotive, Inc. (b)	2	2,064
Royal Caribbean Cruises Ltd.	5	307
Tesla Inc. (a) (b)	57	11,909
The Home Depot, Inc. (a)	12	3,679
The TJX Companies, Inc. (a)	29	2,303
Toll Brothers, Inc.	16	953
Whirlpool Corporation	2	206
Yum! Brands, Inc. (a)	28	3,648
		92,776
Industrials 8.6%
Booz Allen Hamilton Holding Corporation - Class A	7	614
Cintas Corporation (a)	3	1,426
CSX Corporation (a)	49	1,455
Deere & Company (a)	14	5,976
Dover Corporation (a)	12	1,807
Eaton Corporation Public Limited Company (a)	28	4,817
FedEx Corporation	6	1,309
General Dynamics Corporation	4	834
Honeywell International Inc.	46	8,743
Howmet Aerospace Inc.	10	424
Leidos Holdings, Inc. (a)	19	1,781
Masco Corporation (a)	35	1,734
Norfolk Southern Corporation (a)	12	2,622
Otis Worldwide Corporation (a)	35	2,929
Parker-Hannifin Corporation (a)	12	4,037
Raytheon Technologies Corporation	72	7,016
Southwest Airlines Co.	20	666
Textron Inc. (a)	44	3,128
Trane Technologies Public Limited Company (a)	28	5,135
Uber Technologies, Inc. (b)	26	810
Union Pacific Corporation (a)	14	2,729
United Parcel Service, Inc. - Class B (a)	41	7,872
		67,864
Communication Services 7.3%
Alphabet Inc. - Class A (a) (b)	151	15,660
Alphabet Inc. - Class C (a) (b)	113	11,768
AT&T Inc.	12	223
Comcast Corporation - Class A (a)	162	6,148
Former Charter Communications Parent, Inc. - Class A (b)	12	4,248
Meta Platforms, Inc. - Class A (a) (b)	61	12,982

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Netflix, Inc. (a) (b)	13	4,619
T-Mobile USA, Inc. (a) (b)	17	2,443
		58,091
Consumer Staples 5.6%
Altria Group, Inc.	28	1,237
Colgate-Palmolive Company (a)	60	4,499
Constellation Brands, Inc. - Class A (a)	11	2,457
Costco Wholesale Corporation (a)	12	5,878
Kimberly-Clark Corporation (a)	17	2,219
Mondelez International, Inc. - Class A (a)	33	2,296
Monster Beverage 1990 Corporation (b)	17	937
PepsiCo, Inc. (a)	37	6,751
Philip Morris International Inc. (a)	25	2,413
The Coca-Cola Company	153	9,491
The Procter & Gamble Company (a)	41	6,104
		44,282
Energy 4.5%
Baker Hughes Company - Class A (a)	40	1,141
Chevron Corporation (a)	20	3,266
ConocoPhillips	62	6,140
Diamondback Energy, Inc. (a)	32	4,347
EOG Resources, Inc. (a)	47	5,356
Exxon Mobil Corporation (a)	117	12,860
Marathon Oil Corporation	66	1,570
Phillips 66 (a)	5	506
		35,186
Utilities 2.8%
Ameren Corporation (a)	22	1,915
CenterPoint Energy, Inc. (a)	74	2,181
CMS Energy Corporation	15	895
Dominion Energy, Inc.	23	1,291
NextEra Energy, Inc.	100	7,718
PG&E Corporation (a) (b)	180	2,913
Public Service Enterprise Group Incorporated (a)	45	2,834
Sempra Energy	16	2,471
		22,218
Materials 2.5%
Air Products and Chemicals, Inc. (a)	5	1,365
Avery Dennison Corporation	3	554
Celanese Corporation - Class A	5	535
Dow Inc.	46	2,531
DuPont de Nemours, Inc. (a)	11	771
Eastman Chemical Company	26	2,190
Freeport-McMoRan Inc. (a)	27	1,089
Linde Public Limited Company	15	5,430
LyondellBasell Industries N.V. - Class A	13	1,185
Nucor Corporation (a)	8	1,271
PPG Industries, Inc. (a)	23	3,098
		20,019
Real Estate 2.4%
Equinix, Inc. (a)	3	2,377
Equity Lifestyle Properties, Inc. (a)	23	1,515
Host Hotels & Resorts, Inc.	19	318
ProLogis Inc. (a)	45	5,651
SBA Communications Corporation - Class A (a)	13	3,289
Sun Communities, Inc. (a)	13	1,865
UDR, Inc. (a)	44	1,823
Ventas, Inc. (a)	56	2,422
		19,260
Total Common Stocks (cost $696,121)		765,164
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund, 4.48% (d) (e)	12,398	12,398
Total Short Term Investments (cost $12,398)		12,398
Total Investments 98.3% (cost $708,519)		777,562
Total Purchased Options 1.7% (cost $13,536)		13,724
Other Derivative Instruments (1.6)%		(12,887)
Other Assets and Liabilities, Net 1.6%		12,517
Total Net Assets 100.0%		790,916

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	120	June 2023	24,260	188	566

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	3,885.00	06/30/23	1,933	13,724

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,320.00	06/30/23	1,933	(10,554)
S&P 500 Index	Put	3,280.00	06/30/23	1,933	(2,521)
					(13,075)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	765,164	—	—	765,164
Short Term Investments	12,398	—	—	12,398
	777,562	—	—	777,562
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	566	—	—	566
Exchange Traded Purchased Options	13,724	—	—	13,724
	14,290	—	—	14,290
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(13,075)	—	—	(13,075)
	(13,075)	—	—	(13,075)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.2%
Information Technology 25.1%
Advanced Micro Devices, Inc. (a)	166	16,296
Arista Networks, Inc. (a)	228	38,339
Cadence Design Systems, Inc. (a)	282	59,161
Clear Secure, Inc. - Class A	284	7,442
Confluent, Inc. - Class A (a)	855	20,568
CrowdStrike Holdings, Inc. - Class A (a)	285	39,105
DocuSign, Inc. (a)	264	15,420
Entegris, Inc.	284	23,332
Five9, Inc. (a)	174	12,557
Globant S.A. (a)	24	3,911
HashiCorp, Inc. - Class A (a)	617	18,087
HubSpot, Inc. (a)	91	39,102
Jabil Inc.	279	24,589
Keysight Technologies, Inc. (a)	163	26,337
Marvell Technology, Inc.	369	15,969
MongoDB, Inc. - Class A (a)	155	36,180
Monolithic Power Systems, Inc.	42	20,822
Palo Alto Networks, Inc. (a)	230	45,860
Procore Technologies, Inc. (a)	342	21,426
Rambus Inc. (a)	216	11,088
SolarEdge Technologies Ltd. (a)	84	25,402
Synopsys, Inc. (a)	165	63,902
Teledyne Technologies Incorporated (a)	50	22,323
Teradyne, Inc.	132	14,159
Wolfspeed, Inc. (a)	173	11,217
Workday, Inc. - Class A (a)	112	23,050
Zebra Technologies Corporation - Class A (a)	79	25,043
Zoom Video Communications, Inc. - Class A (a)	342	25,275
Zscaler, Inc. (a)	117	13,681
		719,643
Health Care 23.2%
10X Genomics, Inc. - Class A (a)	234	13,049
Acadia Healthcare Company, Inc. (a)	332	23,962
Agilent Technologies, Inc.	355	49,055
Align Technology, Inc. (a)	70	23,290
Alnylam Pharmaceuticals, Inc. (a)	161	32,171
Amedisys, Inc. (a)	188	13,835
Centene Corporation (a)	413	26,074
DexCom, Inc. (a)	489	56,824
Exact Sciences Corporation (a)	404	27,368
Exelixis, Inc. (a)	1,010	19,598
Hologic, Inc. (a)	335	27,010
IDEXX Laboratories, Inc. (a)	50	25,104
Insulet Corporation (a)	130	41,529
Jazz Pharmaceuticals Public Limited Company (a)	122	17,779
Maravai LifeSciences Holdings, Inc. - Class A (a)	573	8,032
McKesson Corporation	58	20,687
Mettler-Toledo International Inc. (a)	24	36,113
Natera, Inc. (a)	399	22,160
Neurocrine Biosciences, Inc. (a)	210	21,287
Novocure Limited (a)	55	3,302
ResMed Inc.	133	29,235
Royalty Pharma PLC - Class A	589	21,229
Sarepta Therapeutics, Inc. (a)	98	13,480
Seagen Inc. (a)	102	20,556
Shockwave Medical, Inc. (a)	52	11,340
The Cooper Companies, Inc.	74	27,517
West Pharmaceutical Services, Inc.	91	31,667
		663,253
Industrials 17.0%
AECOM	244	20,566
Air Lease Corporation - Class A	524	20,622
AMETEK, Inc.	236	34,341
Cintas Corporation	40	18,553
Copart, Inc. (a)	805	60,582
Equifax Inc.	134	27,282
HEICO Corporation - Class A	168	22,802
Hubbell Incorporated	125	30,414
Ingersoll Rand Inc.	430	25,031
ITT Inc.	320	27,599
Old Dominion Freight Line, Inc.	81	27,710
Quanta Services, Inc.	384	63,955
The Toro Company	251	27,890
Trane Technologies Public Limited Company	331	60,861
Valmont Industries, Inc.	55	17,560
		485,768
Consumer Discretionary 13.8%
Aramark	515	18,452
AutoZone, Inc. (a)	16	39,822
Booking Holdings Inc. (a)	6	15,914
Bright Horizons Family Solutions, Inc. (a)	233	17,916
Burlington Stores, Inc. (a)	125	25,223
Chipotle Mexican Grill, Inc. (a)	30	51,761
Domino's Pizza, Inc.	33	10,886
ETSY, Inc. (a)	120	13,382
Garmin Ltd.	163	16,440
Helen of Troy Limited (a)	164	15,655
Hilton Worldwide Holdings Inc.	351	49,389
Lululemon Athletica Canada Inc. (a)	75	27,205
National Vision Holdings, Inc. (a)	366	6,888
Pool Corporation	32	11,027
Ross Stores, Inc.	236	25,036
Royal Caribbean Cruises Ltd.	158	10,350
Tractor Supply Company	170	39,957
		395,303
Financials 10.2%
Ares Management Corporation - Class A	379	31,624
East West Bancorp, Inc.	191	10,584
FactSet Research Systems Inc.	65	26,773
Global Payments Inc.	160	16,873
LPL Financial Holdings Inc.	161	32,627
Morningstar, Inc.	81	16,344
MSCI Inc. - Class A	83	46,454
Remitly Global, Inc. (a)	1,121	18,997
S&P Global Inc.	73	25,132
The Progressive Corporation	261	37,367
Tradeweb Markets Inc. - Class A	363	28,676
		291,451
Energy 3.8%
Antero Resources Corporation (a)	378	8,730
Cheniere Energy, Inc.	330	51,992
EOG Resources, Inc.	245	28,119
TechnipFMC PLC	1,409	19,240
		108,081
Communication Services 2.7%
Take-Two Interactive Software, Inc. (a)	254	30,338
The Trade Desk, Inc. - Class A (a)	764	46,560
		76,898
Consumer Staples 0.8%
Constellation Brands, Inc. - Class A	96	21,685
Materials 0.6%
Freeport-McMoRan Inc.	425	17,395
Total Common Stocks (cost $2,485,221)		2,779,477
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund, 4.48% (b) (c)	78,183	78,183
Total Short Term Investments (cost $78,183)		78,183
Total Investments 99.9% (cost $2,563,404)		2,857,660
Other Assets and Liabilities, Net 0.1%		3,800
Total Net Assets 100.0%		2,861,460

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,779,477	—	—	2,779,477
Short Term Investments	78,183	—	—	78,183
	2,857,660	—	—	2,857,660

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.3%
Mortgage-Backed Securities 23.9%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	20	20
7.00%, 04/01/29 - 06/01/32	22	24
5.00%, 08/01/33 - 12/01/34	389	396
5.50%, 07/01/38	706	740
4.50%, 10/01/40	306	309
3.50%, 09/01/46 - 01/01/50	6,519	6,117
3.00%, 01/01/47 - 06/01/50	7,263	6,598
2.50%, 05/01/50	8,999	7,802
2.00%, 09/01/50 - 09/01/51	22,453	18,609
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	30,215	29,486
3.18%, 09/01/25	4,711	4,673
3.03%, 12/01/25	19,581	18,891
2.94%, 01/01/26	10,525	10,140
3.10%, 01/01/26	7,500	7,181
6.50%, 03/01/26 - 03/01/36	84	90
7.00%, 05/01/26 - 03/01/29	4	4
3.11%, 03/01/27	2,732	2,617
3.33%, 03/01/27	2,291	2,204
3.02%, 06/01/27 (a)	2,319	2,217
8.00%, 12/01/29 - 03/01/31	11	11
6.00%, 02/01/31 - 12/01/36	1,769	1,860
7.50%, 02/01/31	2	3
1.90%, 12/01/31	35,000	29,156
3.54%, 06/01/32	1,822	1,719
1.94%, 10/01/33	10,000	7,953
2.52%, 09/01/34	7,040	5,922
2.41%, 10/01/34	10,391	8,660
5.50%, 02/01/35 - 10/01/36	958	998
1.78%, 05/01/35	15,000	11,328
5.00%, 09/01/35 - 11/01/40	4,529	4,656
2.04%, 06/01/37	5,319	3,942
3.50%, 06/01/42 - 04/01/52	33,644	31,715
3.00%, 03/01/43 - 09/01/52	40,130	36,321
2.00%, 10/01/50	11,871	9,851
2.50%, 10/01/50 - 01/01/52	14,963	12,919
4.50%, 08/01/52 - 10/01/52	75,495	74,446
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	377	393
2.50%, 09/15/49 - 01/20/50	17,039	15,020
3.00%, 04/15/50	10,402	9,566
3.50%, 09/20/51	7,591	7,071
		391,628
U.S. Treasury Note 23.0%
Treasury, United States Department of
1.63%, 10/31/23	25,000	24,555
1.50%, 02/29/24 - 11/30/28	35,000	32,016
4.38%, 10/31/24	10,000	10,011
1.13%, 02/28/25	75,000	70,898
1.75%, 03/15/25	35,000	33,469
2.75%, 05/15/25	10,000	9,736
2.63%, 01/31/26	25,000	24,180
2.00%, 11/15/26	15,000	14,105
2.25%, 02/15/27 - 08/15/27	105,000	99,308
0.63%, 03/31/27	25,000	22,168
0.38%, 09/30/27	15,000	12,968
4.13%, 10/31/27	10,000	10,194
1.88%, 02/15/32	15,000	13,163
		376,771
Collateralized Mortgage Obligations 15.1%
Federal Home Loan Mortgage Corporation
Series ZA-2639, REMIC, 5.00%, 07/15/23	45	45
Series D-3542, REMIC, 4.50%, 06/15/24	613	609
Series BY-3104, REMIC, 5.50%, 01/15/26	474	476
Series KW-3874, REMIC, 4.50%, 06/15/26	882	876
Series B-3917, REMIC, 4.50%, 08/15/26	1,424	1,415
Series GT-3270, REMIC, 5.50%, 01/15/27	759	761
Series VB-4095, REMIC, 3.50%, 03/15/29	1,030	1,026
Series DG-3737, REMIC, 5.00%, 10/15/30	269	268
Series PA-3981, REMIC, 3.00%, 04/15/31	1,024	1,002
Series AM-2525, REMIC, 4.50%, 04/15/32	73	73
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,268
Series MJ-2638, REMIC, 5.00%, 07/15/33	416	423
Series QD-2882, REMIC, 4.50%, 07/15/34	47	46
Series MU-2915, REMIC, 5.00%, 01/15/35	606	621
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,473	2,525
Series CB-3688, REMIC, 4.00%, 06/15/36	525	516
Series PB-3283, REMIC, 5.50%, 07/15/36	553	574
Series B-3413, REMIC, 5.50%, 04/15/37	177	182
Series PE-3341, REMIC, 6.00%, 07/15/37	337	354
Series HZ-4365, REMIC, 3.00%, 01/15/40	3,268	3,105
Series QH-3699, REMIC, 5.50%, 07/15/40	652	666
Series PB-4047, REMIC, 3.50%, 01/15/41	2,416	2,372
Series 30-264, REMIC, 3.00%, 07/15/42	5,405	5,072
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,360
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,164
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,290
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,502
Series KR-4945, REMIC, 2.50%, 09/25/49	5,391	4,876
Series MD-4937, REMIC, 2.50%, 10/25/49	4,355	3,962
Series PA-4933, REMIC, 2.50%, 10/25/49	6,399	5,754
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	7,539	6,690
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	45	45
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,213	7,745
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	7,364	6,937
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	7,683	7,480
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,595
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	33	33
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	6,569	6,283
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,185	2,186
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,051
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,594
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,992
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,360
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,076
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,700
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	101	104
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	7,749	7,363
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	986	1,017
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	346	278
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,282
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	90	90
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,557
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,079	1,107
Series 2010-SL-4, REMIC, 0.69%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	20
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	63	63
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	801	791
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,420
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,569	1,690
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	746	717
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	452	461
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,381
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	3,294	3,070
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,033	1,017
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,831	2,691
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,057
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	6,279	5,835
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,461	3,208
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,331	2,147
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	10,466	9,682
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,804	4,351
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	159	167
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	10,614	8,935
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	111	110
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	347	360
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	500	515
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	679	699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2008-SA-40, REMIC, 1.67%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	756	59
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	404	396
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,189	1,180
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,760	13,905
Interest Only, Series 2011-SH-97, REMIC, 1.37%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,156	139
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	11,047
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,153
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,825
Series 2013-FA-H16, REMIC, 5.11%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	3,302	3,284
		247,123
U.S. Treasury Bond 10.2%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	70,000	51,397
2.38%, 02/15/42	15,000	12,054
3.75%, 11/15/43	68,000	67,086
3.00%, 05/15/45 - 02/15/48	37,500	32,641
2.25%, 08/15/49	5,000	3,756
		166,934
Commercial Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,805
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,291
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,803
Series A1-K087, REMIC, 3.59%, 10/25/27	3,221	3,186
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,726
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,572	4,344
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 2.93%, 09/25/27 (a)	2,101	1,987
Series 2019-A2-M1, REMIC, 3.55%, 09/25/28 (a)	3,589	3,504
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (a)	7,500	6,103
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,763
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,961	8,041
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	13,271	12,034
		69,587
U.S. Treasury Inflation Indexed Securities 2.5%
Treasury, United States Department of
1.38%, 02/15/44 (b)	42,682	41,242
U.S. Government Agency Obligations 2.3%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	6,669
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,284
FHLBanks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,247
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	15,718
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,176
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,139
		38,233
Total Government And Agency Obligations (cost $1,439,726)		1,331,518
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.7%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.96%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (e)	297	252
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.18%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	177	135
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/18/24	4,256	4,148
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,769
BA Credit Card Trust
Series 2022-A2-A2, 5.00%, 11/17/25	8,000	8,104
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,180
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	1,304	1,218
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,513	4,130
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,449
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,532	7,751
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	147	138
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,359
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,755
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,421	5,880
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,707
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,629
Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-A
Series 2006-A-A, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	627	13
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 2.80%, 02/25/34 (a)	201	165
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 4.42%, 10/25/34 (a)	45	42
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,226	1,006
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,936	11,705
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,070	3,778
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	12	12
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,850	10,055
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.27%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	246	190
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,676	10,413
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	410	430
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	145	137
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,237
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	3,453
Total Non-U.S. Government Agency Asset-Backed Securities (cost $139,443)		126,240
CORPORATE BONDS AND NOTES 6.4%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,418
Bank of America Corporation
6.20%, 11/10/28	8,315	8,693
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	5,695
KeyBank National Association
5.85%, 11/15/27	8,000	7,873

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Morgan Stanley
2.70%, 01/22/31	4,300	3,701
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,122
State Street Corporation
3.15%, 03/30/31	2,000	1,784
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,634
		40,920
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	6,595
The Walt Disney Company
2.00%, 09/01/29	3,900	3,380
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,369
		19,344
Consumer Staples 0.8%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,445
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,120
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,245
The Kroger Co.
1.70%, 01/15/31	5,000	3,979
		13,789
Health Care 0.7%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,643
MultiCare Health System
2.80%, 08/15/50	1,250	780
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,219
Zoetis Inc.
2.00%, 05/15/30	2,200	1,854
		11,496
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	699
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,367
		6,066
Industrials 0.3%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	5,092
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,300
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	988
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,574
		2,562
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,256
Real Estate 0.0%
Boston Properties Limited Partnership
2.75%, 10/01/26	567	493
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	90
		583
Total Corporate Bonds And Notes (cost $112,329)		104,408
SHORT TERM INVESTMENTS 5.3%
Investment Companies 5.3%
JNL Government Money Market Fund, 4.48% (h) (i)	87,496	87,496
Total Short Term Investments (cost $87,496)		87,496
Total Investments 100.7% (cost $1,778,994)		1,649,662
Other Assets and Liabilities, Net (0.7)%		(11,273)
Total Net Assets 100.0%		1,638,389

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $23,329 and 1.4% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,331,518	—	1,331,518
Non-U.S. Government Agency Asset-Backed Securities	—	126,240	—	126,240
Corporate Bonds And Notes	—	104,408	—	104,408
Short Term Investments	87,496	—	—	87,496
	87,496	1,562,166	—	1,649,662

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 98.9%
Financials 21.4%
American Express Company	107	17,659
Bank of America Corporation	763	21,811
Berkshire Hathaway Inc. - Class B (a)	100	30,828
BlackRock, Inc.	44	29,130
Capital One Financial Corporation	107	10,288
Chubb Limited	82	15,988
Citigroup Inc.	158	7,404
Citizens Financial Group, Inc.	170	5,149
Loews Corporation	127	7,364
M&T Bank Corporation	65	7,762
Marsh & Mclennan Companies, Inc.	48	8,073
MetLife, Inc.	198	11,499
Morgan Stanley	329	28,855
Prudential Financial, Inc.	73	6,034
S&P Global Inc.	30	10,359
T. Rowe Price Group, Inc.	79	8,920
The Charles Schwab Corporation	193	10,097
The Goldman Sachs Group, Inc.	56	18,260
The Hartford Financial Services Group, Inc.	217	15,115
The PNC Financial Services Group, Inc.	113	14,342
Truist Financial Corporation	321	10,959
U.S. Bancorp	331	11,943
Wells Fargo & Company	871	32,566
		340,405
Health Care 18.0%
AbbVie Inc.	171	27,300
Amgen Inc.	38	9,234
Becton, Dickinson and Company	52	12,792
Biogen Inc. (a)	12	3,384
Boston Scientific Corporation (a)	361	18,050
Bristol-Myers Squibb Company	484	33,522
Cigna Corporation	57	14,599
Elevance Health, Inc.	31	14,408
Eli Lilly and Company	36	12,472
Humana Inc.	36	17,460
Johnson & Johnson	168	26,047
Medtronic, Inc.	188	15,137
Merck & Co., Inc.	55	5,824
Pfizer Inc.	276	11,251
UnitedHealth Group Incorporated	62	29,125
Universal Health Services, Inc. - Class B	35	4,396
Vertex Pharmaceuticals Incorporated (a)	58	18,364
Zimmer Biomet Holdings, Inc.	98	12,605
		285,970
Industrials 11.7%
CSX Corporation	515	15,406
Dover Corporation	164	24,915
Eaton Corporation Public Limited Company	99	17,027
General Dynamics Corporation	99	22,506
Northrop Grumman Corporation	33	15,167
Parker-Hannifin Corporation	32	10,616
Raytheon Technologies Corporation	288	28,205
Republic Services, Inc.	109	14,786
Southwest Airlines Co.	353	11,494
United Parcel Service, Inc. - Class B	130	25,191
		185,313
Consumer Discretionary 8.9%
AutoZone, Inc. (a)	7	17,915
Booking Holdings Inc. (a)	6	14,933
Lowe`s Companies, Inc.	82	16,474
McDonald's Corporation	61	16,923
Newell Brands Inc.	367	4,563
NIKE, Inc. - Class B	139	16,999
O'Reilly Automotive, Inc. (a)	14	12,210
The Home Depot, Inc.	62	18,425
The TJX Companies, Inc.	299	23,454
		141,896
Energy 8.3%
Chevron Corporation	162	26,399
ConocoPhillips	380	37,716
EOG Resources, Inc.	217	24,872
Exxon Mobil Corporation	397	43,568
		132,555
Information Technology 7.6%
Advanced Micro Devices, Inc. (a)	95	9,293
Analog Devices, Inc.	140	27,696
Apple Inc.	41	6,727
International Business Machines Corporation	77	10,115
Lam Research Corporation	5	2,578
Microsoft Corporation	69	19,920
NXP Semiconductors N.V.	129	24,145
Texas Instruments Incorporated	110	20,545
		121,019
Consumer Staples 7.1%
Dollar General Corporation	67	14,079
Mondelez International, Inc. - Class A	249	17,343
Monster Beverage 1990 Corporation (a)	153	8,243
PepsiCo, Inc.	73	13,247
Philip Morris International Inc.	224	21,796
The Procter & Gamble Company	132	19,653
Walmart Inc.	123	18,202
		112,563
Communication Services 5.4%
Alphabet Inc. - Class C (a)	178	18,523
Comcast Corporation - Class A	545	20,664
Meta Platforms, Inc. - Class A (a)	156	33,116
The Walt Disney Company (a)	53	5,274
T-Mobile USA, Inc. (a)	61	8,849
		86,426
Materials 5.1%
Air Products and Chemicals, Inc.	100	28,835
Axalta Coating Systems Ltd. (a)	857	25,957
Ball Corporation	149	8,235
Legacy Vulcan Corp.	104	17,929
		80,956
Utilities 4.2%
CMS Energy Corporation	279	17,126
Entergy Corporation	51	5,518
NextEra Energy, Inc.	215	16,602
Public Service Enterprise Group Incorporated	217	13,562
Xcel Energy Inc.	218	14,691
		67,499
Real Estate 1.2%
AvalonBay Communities, Inc.	29	4,813
Host Hotels & Resorts, Inc.	473	7,794
Ventas, Inc.	148	6,396
		19,003
Total Common Stocks (cost $1,317,661)		1,573,605
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 4.48% (e) (f)	16,835	16,835
Total Short Term Investments (cost $16,835)		16,835
Total Investments 100.0% (cost $1,334,496)		1,590,440
Other Assets and Liabilities, Net 0.0%		670
Total Net Assets 100.0%		1,591,110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,573,605	—	—	1,573,605
Other Equity Interests	—	—	—	—
Short Term Investments	16,835	—	—	16,835
	1,590,440	—	—	1,590,440

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 97.2%
United Kingdom 17.4%
AON Public Limited Company - Class A	58	18,424
Coca-Cola Europacific Partners PLC	260	15,338
Compass Group PLC	439	11,026
HSBC Holdings PLC	1,515	10,276
Informa Jersey Limited	813	6,964
Relx PLC	531	17,211
The Berkeley Group Holdings PLC	89	4,595
		83,834
Japan 14.9%
Advantest Corporation (a)	127	11,683
BayCurrent Consulting , Inc.	153	6,355
Daikin Industries, Ltd.	45	8,048
Digital Garage, Inc. (a)	131	4,320
Kobe Bussan Co., Ltd.	149	4,173
Olympus Corporation	384	6,750
Renesas Electronics Corporation (b)	694	10,095
Shimano Inc.	26	4,456
Suzuki Motor Corporation	128	4,655
Tokyo Electron Limited	50	6,062
Yamaha Corporation	139	5,352
		71,949
Canada 11.6%
BRP Inc.	61	4,815
CAE Inc. (b)	539	12,187
Canadian Pacific Railway Limited	96	7,402
National Bank of Canada	175	12,549
Suncor Energy Inc.	290	9,007
Toromont Industries Ltd.	120	9,842
		55,802
Denmark 8.5%
Carlsberg A/S - Class B	88	13,715
Genmab A/S (b)	17	6,312
Novo Nordisk A/S - Class B	98	15,580
Vestas Wind Systems A/S	192	5,560
		41,167
Germany 8.2%
Continental Aktiengesellschaft	93	6,949
CTS Eventim AG & Co. KGaA	75	4,683
Hensoldt AG	275	9,902
Infineon Technologies AG - Class N	229	9,378
MERCK Kommanditgesellschaft auf Aktien	48	8,879
		39,791
Netherlands 6.5%
Airbus SE	86	11,502
Akzo Nobel N.V.	116	9,031
Universal Music Group N.V.	429	10,855
		31,388
France 6.4%
Bureau Veritas	300	8,601
Engie	409	6,452
Pernod Ricard	51	11,438
Valeo	223	4,558
		31,049
Ireland 5.7%
Accenture Public Limited Company - Class A	33	9,385
Icon Public Limited Company (b)	44	9,339
Ryanair Holdings Public Limited Company - ADR (b)	92	8,643
		27,367
Switzerland 4.2%
ABB Ltd - Class N	276	9,484
Idorsia Ltd (a) (b)	140	1,528
Partners Group Holding AG	5	4,857
Sonova Holding AG	15	4,323
		20,192
Israel 2.9%
CyberArk Software Ltd. (b)	32	4,705
Israel Discount Bank Limited	1,926	9,400
		14,105
Hong Kong 2.9%
AIA Group Limited	922	9,673
ESR Group Limited (c)	2,370	4,263
		13,936
Finland 2.1%
Sampo Oyj - Class A	217	10,223
Portugal 1.8%
EDP - Energias de Portugal, S.A.	1,630	8,880
Singapore 1.6%
DBS Group Holdings Ltd	315	7,834
Sweden 1.3%
Hexagon Aktiebolag - Class B	486	5,583
Volvo Cars AB - Class B (a) (b)	167	733
		6,316
Italy 1.2%
Technogym S.p.A. (c)	140	1,247
UniCredit S.p.A.	246	4,641
		5,888
Total Common Stocks (cost $440,703)		469,721
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.6%
JNL Government Money Market Fund, 4.48% (d) (e)	12,506	12,506
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	2,144	2,144
Total Short Term Investments (cost $14,650)		14,650
Total Investments 100.2% (cost $455,353)		484,371
Other Assets and Liabilities, Net (0.2)%		(1,111)
Total Net Assets 100.0%		483,260

(a) All or a portion of the security was on loan as of March 31, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Group Limited	05/19/20	6,890	4,263	0.9
Technogym S.p.A.	09/10/20	1,216	1,247	0.2
		8,106	5,510	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	106,298	363,423	—	469,721
Short Term Investments	14,650	—	—	14,650
	120,948	363,423	—	484,371

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.7%
United States of America 50.3%
Alnylam Pharmaceuticals, Inc. (a)	78	15,700
Alphabet Inc. - Class A (a)	256	26,558
Amazon.com, Inc. (a)	271	27,951
Autodesk, Inc. (a)	28	5,810
Block, Inc. - Class A (a)	98	6,725
Deere & Company	12	5,020
Doximity, Inc. - Class A (a) (b)	242	7,822
Expeditors International of Washington, Inc.	41	4,507
Meta Platforms, Inc. - Class A (a)	156	33,101
Microsoft Corporation	76	21,878
Netflix, Inc. (a)	51	17,536
Oracle Corporation	225	20,951
Qualcomm Incorporated	69	8,788
Salesforce, Inc. (a)	64	12,814
SEI Investments Company	87	5,016
Tesla Inc. (a)	98	20,280
The Boeing Company (a)	126	26,718
Under Armour, Inc. - Class A (a)	491	4,657
Vertex Pharmaceuticals Incorporated (a)	33	10,534
Visa Inc. - Class A	102	22,963
Yum! Brands, Inc.	35	4,557
		309,886
China 11.6%
Alibaba Group Holding Limited - ADR (a)	96	9,791
Baidu, Inc. - Class A - ADR (a)	93	14,028
Tencent Holdings Limited	435	21,207
Trip.com Group Limited - ADR (a)	390	14,709
Yum China Holdings, Inc.	189	11,993
		71,728
Brazil 9.1%
American Beverage Co Ambev - ADR	5,998	16,915
MercadoLibre S.R.L (a)	29	38,868
		55,783
Switzerland 6.5%
CRISPR Therapeutics AG (a) (b)	215	9,727
Nestle S.A. - Class N	62	7,580
Novartis AG - Class N	248	22,741
		40,048
Netherlands 5.2%
Adyen B.V. (a) (c)	13	21,112
NXP Semiconductors N.V.	57	10,722
		31,834
United Kingdom 3.5%
Experian PLC	397	13,077
Reckitt Benckiser Group PLC	42	3,176
Unilever PLC	104	5,390
		21,643
Japan 2.8%
FANUC Corporation	474	17,241
Canada 2.7%
Shopify Inc. - Class A (a)	347	16,640
Denmark 2.6%
Novo Nordisk A/S - Class B	102	16,086
France 0.9%
Societe d'exploitation Hoteliere	56	5,475
Hong Kong 0.5%
Budweiser Brewing Company APAC Limited (c)	1,043	3,173
Total Common Stocks (cost $527,373)		589,537
PREFERRED STOCKS 1.6%
Switzerland 1.6%
Roche Holding AG	34	9,632
Total Preferred Stocks (cost $11,614)		9,632
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 4.48% (d) (e)	5,976	5,976
Total Short Term Investments (cost $5,976)		5,976
Total Investments 98.3% (cost $544,963)		605,145
Other Assets and Liabilities, Net 1.7%		10,772
Total Net Assets 100.0%		615,917

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/21/20	16,397	21,112	3.4
Budweiser Brewing Company APAC Limited	04/20/20	2,918	3,173	0.5
		19,315	24,285	3.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	453,279	136,258	—	589,537
Preferred Stocks	9,632	—	—	9,632
Short Term Investments	5,976	—	—	5,976
	468,887	136,258	—	605,145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 54.1%
Financials 25.6%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	3,600	3,494
4.80%, 04/18/26 (a)	600	586
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	603
4.88%, 01/16/24	1,235	1,221
1.75%, 10/29/24	3,198	2,982
3.50%, 01/15/25	600	574
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	4,084	3,996
Ally Financial Inc.
1.45%, 10/02/23	72	69
3.88%, 05/21/24	335	320
5.13%, 09/30/24	1,050	1,012
5.75%, 11/20/25	2,328	2,188
American Express Company
4.90%, 02/13/26	1,208	1,218
5.85%, 11/05/27	349	367
Aon Corporation
8.21%, 01/01/27	203	202
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	246
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,194
1.95%, 01/30/26 - 09/20/26 (a)	4,179	3,661
6.25%, 04/15/28 (a)	624	625
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	257
5.50%, 01/15/26 (a)	2,500	2,449
2.13%, 02/21/26 (a)	263	234
4.25%, 04/15/26 (a)	4,183	3,934
Bank of America Corporation
0.52%, 06/14/24	984	973
3.95%, 04/21/25	260	252
3.84%, 04/25/25	3,468	3,404
2.46%, 10/22/25	1,385	1,319
1.53%, 12/06/25	500	468
1.32%, 06/19/26	1,806	1,652
1.20%, 10/24/26	2,916	2,620
1.73%, 07/22/27	722	646
4.95%, 07/22/28	1,333	1,326
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,603	2,584
6.25%, 09/16/26 (a) (b)	501	498
2.03%, 09/30/27 (a)	713	618
Bank of Montreal
4.25%, 09/14/24 (b)	1,424	1,403
5.20%, 12/12/24 (b)	1,322	1,323
3.70%, 06/07/25 (b)	1,078	1,047
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,206
Barclays PLC
4.34%, 05/16/24 (b)	1,804	1,796
3.93%, 05/07/25	2,440	2,374
2.85%, 05/07/26 (b)	750	701
5.20%, 05/12/26	2,140	2,051
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (a)	300	296
BNP Paribas
2.82%, 11/19/25 (a) (b)	966	920
2.22%, 06/09/26 (a) (b)	2,074	1,911
5.13%, 01/16/29 (a)	891	891
BPCE
4.50%, 03/15/25 (a)	2,441	2,356
4.88%, 04/01/26 (a)	200	196
5.98%, 01/18/27 (a) (b)	1,346	1,344
Bread Financial Payments, Inc.
4.75%, 12/15/24 (a)	711	638
7.00%, 01/15/26 (a)	1,413	1,253
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (b)	1,348	1,309
Capital One Financial Corporation
5.33%, (SOFR + 0.69%), 12/06/24 (c)	2,268	2,236
4.17%, 05/09/25	762	738
CIT Bank, N.A.
2.97%, 09/27/25	1,007	935
CIT Group Inc.
3.93%, 06/19/24	50	49
Citigroup Inc.
4.04%, 06/01/24	290	289
3.35%, 04/24/25	2,156	2,102
4.14%, 05/24/25	5,477	5,385
4.40%, 06/10/25	2,374	2,314
3.70%, 01/12/26	550	535
3.11%, 04/08/26	5,927	5,667
3.89%, 01/10/28	2,000	1,917
Citizens Bank, National Association
6.06%, 10/24/25	579	545
4.58%, 08/09/28 (d)	1,520	1,393
CNO Financial Group, Inc.
5.25%, 05/30/25	725	716
CNO Global Funding
1.75%, 10/07/26 (a)	1,363	1,216
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	1,241	1,196
Credit Suisse AG
3.63%, 09/09/24	275	263
Credit Suisse Group AG
4.21%, 06/12/24 (a)	1,182	1,154
2.59%, 09/11/25 (a) (b)	343	318
2.19%, 06/05/26 (a)	500	443
Danske Bank A/S
5.38%, 01/12/24 (a)	1,028	1,024
1.23%, 06/22/24 (a)	624	615
0.98%, 09/10/25 (a)	593	552
3.24%, 12/20/25 (a)	3,390	3,225
6.47%, 01/09/26 (a)	574	575
1.62%, 09/11/26 (a)	5,023	4,492
4.30%, 04/01/28 (a)	475	447
Discover Bank
4.25%, 03/13/26	306	294
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,341	1,357
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a) (e)	710	715
F&G Global Funding
0.90%, 09/20/24 (a)	388	362
5.15%, 07/07/25 (a)	2,455	2,423
1.75%, 06/30/26 (a)	1,060	951
2.30%, 04/11/27 (a)	723	644
FactSet Research Systems Inc.
2.90%, 03/01/27	334	311
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	1,191	1,220
Fiserv, Inc.
5.45%, 03/02/28	934	954
Ford Motor Credit Company LLC
3.37%, 11/17/23	1,007	988
5.58%, 03/18/24	3,550	3,516
GA Global Funding Trust
0.80%, 09/13/24 (a)	4,881	4,542
3.85%, 04/11/25 (a)	1,740	1,684
Global Payments Inc.
2.65%, 02/15/25	352	334
4.95%, 08/15/27	1,032	1,019
HSBC Holdings PLC
0.73%, 08/17/24	371	363
3.80%, 03/11/25 (b)	1,636	1,600
0.98%, 05/24/25	285	268
Huntington Bancshares Incorporated
4.44%, 08/04/28	586	537
Intesa Sanpaolo SPA
5.02%, 06/26/24 (a)	2,082	2,028
3.25%, 09/23/24 (a)	2,942	2,826

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
3.56%, 04/23/24	3,759	3,754
0.82%, 06/01/25	1,148	1,088
3.85%, 06/14/25	1,632	1,604
0.77%, 08/09/25	971	910
2.30%, 10/15/25	742	710
5.55%, 12/15/25	3,342	3,366
5.54%, (SOFR + 0.92%), 02/24/26 (c)	2,228	2,211
5.80%, (SOFR + 1.18%), 02/24/28 (c)	489	482
4.85%, 07/25/28	1,343	1,341
KeyBank National Association
4.70%, 01/26/26	1,382	1,328
Lloyds Banking Group PLC
4.58%, 12/10/25 (b)	200	190
M&T Bank Corporation
4.55%, 08/16/28	762	707
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,621	2,581
Macquarie Group Limited
1.20%, 10/14/25 (a)	500	466
5.11%, 08/09/26 (a)	1,442	1,439
1.34%, 01/12/27 (a)	773	692
Manufacturers and Traders Trust Company
4.65%, 01/27/26	3,673	3,459
4.70%, 01/27/28	1,379	1,292
Metropolitan Life Global Funding I
0.40%, 01/07/24 (a)	5,020	4,869
4.05%, 08/25/25 (a)	681	669
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,709	1,693
5.06%, 09/12/25	1,012	1,005
0.96%, 10/11/25	200	187
5.72%, 02/20/26	1,194	1,198
Morgan Stanley
3.74%, 04/24/24	7,875	7,861
0.79%, 01/22/25	1,224	1,177
3.62%, 04/17/25	4,595	4,510
0.79%, 05/30/25	1,142	1,081
6.14%, 10/16/26	635	649
5.05%, 01/28/27	507	506
5.12%, 02/01/29	743	748
Nationwide Building Society
4.00%, 09/14/26 (a)	338	316
NatWest Group PLC
4.52%, 06/25/24 (b)	3,507	3,490
4.27%, 03/22/25 (b)	2,922	2,869
5.85%, 03/02/27 (b)	517	518
NatWest Markets PLC
0.80%, 08/12/24 (a)	290	272
3.48%, 03/22/25 (a)	366	353
Navient Corporation
7.25%, 09/25/23	460	460
6.13%, 03/25/24	1,899	1,873
5.88%, 10/25/24	354	345
6.75%, 06/25/25	363	356
New York Life Global Funding
4.70%, 04/02/26 (a)	956	956
Nordea Bank Abp
3.60%, 06/06/25 (a)	641	618
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	2,417	2,369
OneMain Finance Corporation
8.25%, 10/01/23	167	167
6.13%, 03/15/24	1,194	1,163
Pricoa Global Funding I
4.20%, 08/28/25 (a)	286	280
Protective Life Global Funding
5.37%, 01/06/26 (a)	1,027	1,042
Royal Bank of Canada
4.88%, 01/12/26 (b)	1,360	1,363
4.24%, 08/03/27 (b)	1,217	1,187
6.00%, 11/01/27 (b)	657	687
Santander Holdings USA, Inc.
3.50%, 06/07/24	170	165
3.24%, 10/05/26	231	209
2.49%, 01/06/28	432	374
Santander UK Group Holdings PLC
1.09%, 03/15/25	488	461
4.75%, 09/15/25 (a)	797	765
2.47%, 01/11/28 (b)	480	420
6.53%, 01/10/29 (b)	1,355	1,378
Societe Generale
2.23%, 01/21/26 (a) (b)	955	882
Standard Chartered PLC
0.99%, 01/12/25 (a)	320	307
1.21%, 03/23/25 (a)	200	191
2.82%, 01/30/26 (a)	1,689	1,593
Svenska Handelsbanken AB
3.65%, 06/10/25 (a)	813	788
The Bank of New York Mellon Corporation
4.41%, 07/24/26	500	494
4.54%, 02/01/29	917	909
The Bank of Nova Scotia
4.75%, 02/02/26 (b)	918	913
The Goldman Sachs Group, Inc.
0.66%, 09/10/24	984	962
5.25%, (SOFR + 0.70%), 01/24/25 (c)	959	947
1.95%, 10/21/27	6,120	5,470
2.64%, 02/24/28	474	433
4.22%, 05/01/29	4,232	4,042
The Huntington National Bank
4.01%, 05/16/25	1,280	1,225
5.70%, 11/18/25	1,647	1,594
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	1,516	1,474
4.69%, 09/15/27 (b)	1,024	1,010
Total System Services, Inc.
3.75%, 06/01/23	848	847
Truist Financial Corporation
4.26%, 07/28/26	908	875
4.87%, 01/26/29	541	527
U.S. Bancorp
4.55%, 07/22/28	930	905
4.65%, 02/01/29	1,369	1,335
UBS AG
5.13%, 05/15/24 (d)	1,900	1,842
UBS Group AG
4.49%, 05/12/26 (a)	2,720	2,632
5.71%, 01/12/27 (a)	1,354	1,344
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,484	1,498
Wells Fargo & Company
2.19%, 04/30/26	817	767
4.54%, 08/15/26	1,298	1,276
4.81%, 07/25/28	1,339	1,323
		256,718
Energy 6.0%
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,030
Callon Petroleum Company
6.38%, 07/01/26	1,781	1,697
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	2,958	2,979
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,088
CNX Resources Corporation
7.25%, 03/14/27 (a)	172	173
Continental Resources, Inc.
4.50%, 04/15/23	1,091	1,089
3.80%, 06/01/24	4,262	4,177
2.27%, 11/15/26 (a)	1,761	1,561
4.38%, 01/15/28	1,568	1,477
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)	1,675	1,575
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,558	1,529
DCP Midstream Operating, LP
5.38%, 07/15/25	864	861

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Devon Energy Corporation
8.25%, 08/01/23	800	803
5.25%, 10/15/27	1,300	1,300
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	361	358
Energy Transfer LP
5.88%, 01/15/24	1,793	1,793
Enviva Partners, LP
6.50%, 01/15/26 (a)	1,059	964
EQT Corporation
6.13%, 02/01/25 (e) (f)	2,556	2,579
3.13%, 05/15/26 (a)	1,772	1,639
3.90%, 10/01/27	1,727	1,623
5.70%, 04/01/28	665	667
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	357	321
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	1,748	1,729
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,387
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,007
Matador Resources Company
5.88%, 09/15/26	992	978
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	750	750
Oceaneering International, Inc.
4.65%, 11/15/24	1,470	1,439
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,500	1,500
PDC Energy, Inc.
6.13%, 09/15/24	161	160
5.75%, 05/15/26	1,444	1,406
Petroleos Mexicanos
4.63%, 09/21/23	2,609	2,587
6.88%, 08/04/26	1,000	950
Phillips 66
3.55%, 10/01/26 (a)	1,200	1,146
Plains All American Pipeline, L.P.
3.60%, 11/01/24	902	880
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	3,781	3,790
5.88%, 06/30/26	1,000	1,014
Suncor Energy Inc.
7.88%, 06/15/26	850	918
Targa Resources Partners LP
6.50%, 07/15/27	2,342	2,402
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	987
The Williams Companies, Inc.
5.40%, 03/02/26	471	479
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,195	1,158
Vital Energy, Inc.
9.50%, 01/15/25	1,466	1,469
Weatherford International Ltd.
11.00%, 12/01/24 (a)	874	898
		60,317
Utilities 5.8%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,674	2,595
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,130
5.75%, 11/01/27	426	443
Black Hills Corporation
5.95%, 03/15/28	876	906
Calpine Corporation
5.25%, 06/01/26 (a)	273	266
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	612	628
Centrica PLC
4.00%, 10/16/23 (a)	1,000	992
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,099	1,999
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (d)	650	618
Constellation Energy Generation, LLC
5.60%, 03/01/28	932	960
Dominion Energy, Inc.
5.40%, (3 Month USD LIBOR + 0.53%), 09/15/23 (c)	1,287	1,281
DTE Energy Company
4.22%, 11/01/24 (f)	849	840
Duke Energy Corporation
5.00%, 12/08/25	433	437
4.30%, 03/15/28	622	610
ESKOM Holdings
6.75%, 08/06/23 (a)	1,225	1,213
7.13%, 02/11/25 (a)	762	747
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	1,739	1,755
Exelon Corporation
5.15%, 03/15/28	920	937
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,985	1,844
FirstEnergy Corp.
2.05%, 03/01/25	510	479
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	4,565	4,495
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	2,101	2,088
Monongahela Power Company
4.10%, 04/15/24 (a)	400	394
National Fuel Gas Company
5.50%, 01/15/26 (e)	2,005	2,009
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	345	341
6.05%, 03/01/25 (f)	823	837
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,295
OGE Energy Corp.
0.70%, 05/26/23	117	116
One Gas, Inc.
1.10%, 03/11/24	2,989	2,871
Pacific Gas & Electric Company
3.15%, 01/01/26	2,061	1,924
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	544	546
3.25%, 03/15/28 (a)	800	742
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,147	1,193
Puget Energy, Inc.
3.65%, 05/15/25	1,500	1,446
Southwest Gas Corporation
5.80%, 12/01/27	850	878
5.45%, 03/23/28	666	674
System Energy Resources, Inc.
6.00%, 04/15/28	3,082	3,159
The AES Corporation
3.30%, 07/15/25 (a)	3,101	2,940
The Brooklyn Union Gas Company
4.63%, 08/05/27 (a)	950	928
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (a)	1,000	1,002
The Southern Company
5.11%, 08/01/27 (f)	810	811
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	1,970	1,948
3.55%, 07/15/24 (a)	4,441	4,290
		57,607
Consumer Discretionary 3.6%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	2,500	2,396
Clarios Global LP
8.50%, 05/15/27 (a)	987	991
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	494	496
Expedia Group, Inc.
6.25%, 05/01/25 (a)	672	681

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,173	2,169
2.75%, 06/20/25	1,666	1,579
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	3,501	3,422
1.80%, 10/01/24 (e)	376	355
Hyundai Capital America
0.80%, 04/03/23 - 01/08/24 (a)	1,414	1,396
1.25%, 09/18/23 (a)	1,290	1,264
0.88%, 06/14/24 (a)	1,048	992
1.00%, 09/17/24 (a)	1,709	1,602
5.88%, 04/07/25 (a)	451	456
1.30%, 01/08/26 (a)	234	210
5.50%, 03/30/26 (a)	945	953
Lennar Corporation
4.88%, 12/15/23	597	594
Lowe`s Companies, Inc.
4.80%, 04/01/26	555	558
Mercedes-Benz Finance North America LLC
5.50%, 11/27/24 (a)	732	739
4.95%, 03/30/25 (a)	639	639
4.80%, 03/30/26 (a)	1,186	1,187
Newell Brands Inc.
4.45%, 04/01/26 (e) (f)	518	499
Prosus N.V.
3.26%, 01/19/27 (a)	875	796
PVH Corp.
4.63%, 07/10/25 (e)	1,451	1,422
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (a)	899	826
Stellantis N.V.
5.25%, 04/15/23	2,349	2,347
Toll Brothers Finance Corp.
4.38%, 04/15/23	202	202
4.88%, 11/15/25	867	858
Warnermedia Holdings, Inc.
3.43%, 03/15/24 (a)	2,605	2,546
6.45%, (SOFR + 1.78%), 03/15/24 (a) (c)	460	462
3.64%, 03/15/25 (a)	1,373	1,328
3.79%, 03/15/25 (a)	655	635
6.41%, 03/15/26	887	891
		35,491
Health Care 2.9%
Amgen Inc.
5.25%, 03/02/25	1,266	1,280
5.51%, 03/02/26	1,371	1,378
5.15%, 03/02/28	1,771	1,809
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,755	1,736
4.25%, 12/15/25 (a)	5,000	4,897
Centene Corporation
4.25%, 12/15/27	1,988	1,912
2.45%, 07/15/28	921	801
Cigna Corporation
5.69%, 03/15/26	996	1,002
Elevance Health, Inc.
4.90%, 02/08/26	556	555
GE HealthCare Technologies Inc.
5.55%, 11/15/24 (a)	2,200	2,213
5.60%, 11/15/25 (a)	703	712
HCA Inc.
5.25%, 04/15/25 - 06/15/26	3,754	3,756
Humana Inc.
5.70%, 03/13/26	753	757
5.75%, 03/01/28	1,238	1,287
Illumina, Inc.
5.80%, 12/12/25	799	812
5.75%, 12/13/27	1,105	1,133
Stryker Corporation
0.60%, 12/01/23	3,486	3,388
		29,428
Materials 2.6%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a) (g)	1,463	1,444
6.13%, 05/15/28 (a)	295	295
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,000	977
4.88%, 05/14/25 (a)	333	332
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	750	716
Celanese US Holdings LLC
5.90%, 07/05/24 (e)	3,362	3,364
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	975	973
Freeport-McMoRan Inc.
4.55%, 11/14/24	745	741
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,387	1,383
4.13%, 03/12/24 (a)	4,000	3,957
4.63%, 04/29/24 (a)	1,750	1,734
4.00%, 04/16/25 - 03/27/27 (a)	1,612	1,568
1.63%, 04/27/26 (a)	893	808
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	3,185	2,848
Kinross Gold Corporation
5.95%, 03/15/24	694	694
Legacy Vulcan Corp.
5.80%, 03/01/26	1,410	1,419
Nutrien Ltd.
5.95%, 11/07/25	1,054	1,081
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	500	447
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	980
		25,761
Consumer Staples 2.3%
B. A. T. Capital Corporation
3.22%, 08/15/24	4,333	4,204
3.56%, 08/15/27	1,000	929
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	1,955	1,904
1.67%, 03/25/26	221	201
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,298	5,131
6.13%, 07/27/27 (a)	2,205	2,260
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	995
Philip Morris International Inc.
5.00%, 11/17/25	573	578
4.88%, 02/13/26	1,385	1,395
5.13%, 11/17/27	1,040	1,065
Reynolds American Inc.
4.45%, 06/12/25	1,808	1,775
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	1,369	1,223
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	671
4.90%, 04/21/27 (a)	949	915
		23,246
Industrials 1.7%
Air Lease Corporation
3.00%, 09/15/23	2,000	1,976
Aircastle Limited
4.40%, 09/25/23	808	800
5.25%, 08/11/25 (a)	964	945
American Airlines Group Inc.
3.75%, 03/01/25 (a)	279	256
CNH Industrial N.V.
4.50%, 08/15/23	147	146
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	573	574
Hexcel Corporation
4.95%, 08/15/25 (e) (f)	1,311	1,284
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	1,161	1,136
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	2,454	2,435

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation
3.65%, 06/15/24	623	612
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (a) (e)	1,788	1,797
Stanley Black & Decker, Inc.
6.27%, 03/06/26	1,423	1,439
Triton Container International Limited
0.80%, 08/01/23 (a)	2,065	2,033
1.15%, 06/07/24 (a)	364	342
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	922
		16,697
Real Estate 1.4%
American Tower Corporation
1.60%, 04/15/26	164	148
3.65%, 03/15/27	1,034	982
3.60%, 01/15/28	1,791	1,680
1.50%, 01/31/28	641	546
5.50%, 03/15/28	896	914
Crown Castle Inc.
5.00%, 01/11/28	707	713
EPR Properties
4.75%, 12/15/26	1,415	1,244
4.50%, 06/01/27	627	542
GLP Financing, LLC
5.25%, 06/01/25	750	735
Hat Holdings I LLC
3.38%, 06/15/26 (a)	759	665
Retail Properties of America, Inc.
4.00%, 03/15/25	577	549
VICI Properties Inc.
5.63%, 05/01/24 (a)	1,450	1,439
3.50%, 02/15/25 (a)	2,500	2,369
4.63%, 06/15/25 (a)	654	632
3.75%, 02/15/27 (a)	498	460
Vornado Realty L.P.
3.50%, 01/15/25	639	575
2.15%, 06/01/26	311	249
		14,442
Information Technology 1.1%
Arrow Electronics, Inc.
6.13%, 03/01/26	565	566
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	1,059	966
Dell International L.L.C.
5.45%, 06/15/23 (e)	497	497
6.02%, 06/15/26 (e)	1,727	1,773
4.90%, 10/01/26 (e)	864	859
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,011	1,024
Microchip Technology Incorporated
4.33%, 06/01/23	394	393
2.67%, 09/01/23	648	640
0.97%, 02/15/24	885	850
4.25%, 09/01/25	631	621
Oracle Corporation
2.50%, 04/01/25	231	221
2.30%, 03/25/28	2,434	2,173
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	347
SK Hynix Inc.
1.50%, 01/19/26 (a)	385	342
		11,272
Communication Services 1.1%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	2,200	2,030
AMC Networks, Inc.
4.75%, 08/01/25	305	269
Netflix, Inc.
5.88%, 02/15/25	700	715
4.88%, 04/15/28	700	704
Rogers Communications Inc.
4.10%, 10/01/23	2,793	2,768
Sprint Corporation
7.13%, 06/15/24	1,110	1,130
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	445	435
3.55%, 04/14/25	140	136
T-Mobile USA, Inc.
2.25%, 02/15/26	1,513	1,410
2.63%, 04/15/26	592	554
3.75%, 04/15/27	673	647
		10,798
Total Corporate Bonds And Notes (cost $553,021)		541,777
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 36.4%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	755
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.86%, (1 Month USD LIBOR + 1.15%), 10/20/36 (c)	2,400	2,303
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.11%, (1 Month USD LIBOR + 1.40%), 01/16/37 (c)	2,730	2,659
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,063
American Express Credit Account Master Trust
Series 2022-A-2, 3.39%, 05/15/25	3,335	3,240
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-C-1, 3.36%, 02/18/25	110	109
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	54	53
Americredit Automobile Receivables Trust 2022-2
Series 2022-C-2, 5.32%, 04/18/28	425	424
Anchorage Capital Clo 3-R, LLC
Series 2014-A-3RA, 5.85%, (3 Month USD LIBOR + 1.05%), 01/28/31 (c)	290	286
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	40	35
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 5.98%, (3 Month USD LIBOR + 1.17%), 10/20/31 (c)	2,510	2,475
Apidos CLO XXXI
Series 2019-A1R-31A, 5.89%, (3 Month USD LIBOR + 1.10%), 04/15/31 (c)	1,700	1,676
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	907	819
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.01%, (SOFR 30-Day Average + 1.45%), 01/15/37 (c)	2,970	2,917
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 5.78%, (1 Month USD LIBOR + 1.10%), 05/15/36 (c)	760	746
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.75%, (1 Month USD LIBOR + 1.07%), 08/15/34 (c)	990	967
Ares L CLO Ltd.
Series 2018-AR-50A, 5.84%, (3 Month USD LIBOR + 1.05%), 06/15/32 (c)	1,510	1,484
Ares XLII CLO Ltd.
Series 2017-AR-42A, 5.74%, (3 Month USD LIBOR + 0.92%), 01/24/28 (c)	1,035	1,028
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,981	2,902
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,899
BA Credit Card Trust
Series 2022-A2-A2, 5.00%, 11/17/25	2,165	2,193
Bain Capital Credit
Series 2017-A1R-1A, 5.78%, (3 Month USD LIBOR + 0.97%), 07/20/30 (c)	1,452	1,439
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 5.89%, (3 Month USD LIBOR + 1.10%), 10/18/32 (c)	1,000	980
Bain Capital Credit CLO 2020-5, Ltd
Series 2020-A1-5A, 6.03%, (3 Month USD LIBOR + 1.22%), 01/20/32 (c)	410	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 5.88%, (3 Month USD LIBOR + 1.07%), 04/21/31 (c)	2,000	1,974
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 5.56%, (1 Month USD LIBOR + 0.72%), 03/16/37 (c) (f)	2,060	1,906
Series 2018-C-TALL, REMIC, 5.96%, (1 Month USD LIBOR + 1.12%), 03/16/37 (c) (f)	2,100	1,709
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 5.90%, (1 Month Term SOFR + 1.07%), 11/15/34 (c)	845	732
BDS 2018-FL1
Series 2021-A-FL8, 5.68%, (1 Month USD LIBOR + 0.92%), 01/18/36 (c)	1,248	1,210
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 5.83%, (1 Month USD LIBOR + 1.07%), 06/16/26 (c)	2,230	2,167
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 5.81%, (3 Month USD LIBOR + 1.00%), 07/20/29 (c)	507	505
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 5.99%, (3 Month USD LIBOR + 1.18%), 01/20/32 (c)	480	472
Benefit Street Partners CLO V-B Ltd
Series 2018-A1A-5BA, 5.90%, (3 Month USD LIBOR + 1.09%), 04/20/31 (c)	2,500	2,469
BFLD Trust 2019-DPLO
Series 2019-F-DPLO, REMIC, 7.22%, (1 Month USD LIBOR + 2.54%), 10/16/34 (c)	2,040	1,970
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 5.66%, (1 Month USD LIBOR + 0.98%), 08/15/36 (c)	51	49
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 5.79%, (3 Month USD LIBOR + 0.98%), 07/20/29 (c)	2,935	2,898
BMW Vehicle Lease Trust 2023-1
Series 2023-A2-1, 5.27%, 06/25/24	2,910	2,910
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	142	139
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.00%, (1 Month USD LIBOR + 1.32%), 12/15/38 (c)	1,540	1,492
BWAY Corporation
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	608
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 04/17/34 (c)	4,982	4,789
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 5.86%, (1 Month Term SOFR + 1.03%), 10/15/36 (c)	226	223
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 5.53%, (1 Month USD LIBOR + 0.85%), 11/15/38 (c)	1,560	1,500
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 5.48%, (1 Month USD LIBOR + 0.80%), 05/15/37 (c) (f)	2,890	2,825
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 6.93%, (1 Month USD LIBOR + 2.24%), 10/16/23 (c)	2,620	2,358
BX Trust 2021-MFM1
Series 2021-A-MFM1, REMIC, 5.64%, (1 Month Term SOFR + 0.81%), 01/17/34 (c)	633	613
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 5.83%, (1 Month Term SOFR + 1.00%), 01/18/39 (c)	4,175	4,029
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.28%, (1 Month Term SOFR + 2.45%), 08/15/39 (c)	3,796	3,758
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 5.33%, (1 Month USD LIBOR + 0.65%), 08/17/26 (c)	5,010	4,698
Series 2021-B-FILM, REMIC, 5.58%, (1 Month USD LIBOR + 0.90%), 08/17/26 (c)	530	485
Capital One Multi-Asset Execution Trust
Series 2022-A-A3, 4.95%, 10/15/25	2,090	2,111
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 04/17/23	201	200
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	1,973	1,949
Capital One Prime Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.20%, 05/15/26	1,485	1,485
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 5.86%, (3 Month USD LIBOR + 1.05%), 07/28/31 (c)	3,878	3,825
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 5.79%, (3 Month USD LIBOR + 0.98%), 07/21/31 (c)	987	973
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 5.86%, (3 Month USD LIBOR + 1.05%), 07/21/31 (c)	2,000	1,978
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 5.71%, (3 Month USD LIBOR + 0.90%), 07/20/29 (c)	349	345
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 5.89%, (3 Month USD LIBOR + 1.08%), 04/21/31 (c)	1,600	1,573
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,793
Series 2020-A3-2, 1.70%, 11/15/24	2	2
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	904
Carmax Auto Owner Trust 2023-1
Series 2023-A3-1, 4.75%, 10/15/27	1,475	1,477
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	155	145
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	131	129
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	3,845	3,715
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,156
Cedar Funding Ltd
Series 2021-A-14A, 5.89%, (3 Month USD LIBOR + 1.10%), 07/15/33 (c)	1,220	1,194
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 5.91%, (3 Month USD LIBOR + 1.10%), 10/20/32 (c)	1,400	1,370
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.00%, (3 Month USD LIBOR + 1.05%), 06/01/32 (c)	1,440	1,416
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,837	2,320
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	1,915	1,890
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.89%, (3 Month USD LIBOR + 1.10%), 01/31/31 (c)	250	248
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 5.79%, (3 Month USD LIBOR + 1.00%), 10/18/30 (c)	1,391	1,376
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 5.84%, (3 Month USD LIBOR + 1.05%), 07/15/33 (c)	2,000	1,954
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	3,750	3,545
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 0.98%, 02/18/53 (c)	34,678	1,658
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	380	370
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	342
COMM 2014-CCRE21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	288	277
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	333	325
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	408

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	341	325
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	580
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (f)	102	91
CSMC 2020-SPT1 Trust
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (f)	64	63
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 6.08%, (1 Month USD LIBOR + 1.40%), 07/17/23 (c)	510	460
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (c)	132	102
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (f)	942	775
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (c)	332	275
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (c)	911	790
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 5.98%, 10/17/39 (c)	1,070	1,022
Series 2021-C-W52, REMIC, 6.89%, 10/17/39 (c)	2,010	1,891
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	991	832
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	59	58
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	172	171
Discover Card Execution Note Trust
Series 2022-A3-A3, 3.56%, 07/15/25	2,485	2,430
Series 2022-A-A4, 5.03%, 10/15/25	2,710	2,747
Drive Auto Receivables Trust 2021-2
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,050
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 5.77%, (3 Month USD LIBOR + 0.98%), 04/15/28 (c)	1,526	1,512
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 5.91%, (3 Month USD LIBOR + 1.12%), 01/15/31 (c)	530	524
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 5.81%, (3 Month USD LIBOR + 1.02%), 04/15/31 (c)	1,600	1,584
Dryden 72 CLO Ltd
Series 2019-AR-72A, 5.94%, (3 Month USD LIBOR + 1.08%), 05/17/32 (c)	1,130	1,108
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (c)	46	41
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (c)	264	215
Elmwood CLO 19 Ltd
Series 2022-A-6A, 5.76%, (3 Month Term SOFR + 2.20%), 10/18/34 (c)	3,000	3,000
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	97	95
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	1,200	1,197
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 5.69%, 10/15/38 (c)	620	587
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	375	364
Exeter Automobile Receivables Trust 2022-3
Series 2022-A3-3A, 4.21%, 10/15/23	1,900	1,890
Series 2022-B-3A, 4.86%, 06/15/24	4,000	3,940
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	1,755	1,773
Flagship Credit Auto Trust 2022-3
Series 2022-A2-3, 4.06%, 10/15/25	1,863	1,849
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	4,560	4,578
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	5,610	5,289
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (f)	175	174
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (f)	524	517
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	247	241
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	816
Ford Credit Auto Owner Trust 2022-REV1
Series 2022-A-1, 3.88%, 05/15/27	4,000	3,879
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 5.77%, (3 Month USD LIBOR + 0.95%), 07/24/30 (c)	591	584
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 5.69%, (3 Month USD LIBOR + 0.87%), 04/24/29 (c)	1,456	1,440
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	30	30
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	1,943	1,933
Series 2022-A3-3, 4.01%, 10/21/24	2,121	2,098
GM Financial Automobile Leasing Trust 2023-1
Series 2023-A3-1, 5.16%, 05/20/25	5,715	5,714
GM Financial Consumer Automobile Receivables Trust
Series 2021-A3-1, 0.35%, 05/16/24	213	208
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	265
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 5.72%, (1 Month USD LIBOR + 1.03%), 12/15/36 (c) (f)	4,806	4,701
Series 2019-C-WOLF, REMIC, 6.32%, (1 Month USD LIBOR + 1.63%), 12/15/36 (c) (f)	1,600	1,554
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.88%, (1 Month USD LIBOR + 1.20%), 07/15/39 (c)	3,900	3,804
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.99%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	250	248
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 07/16/35 (c) (f)	3,838	3,281
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-B-70P, 6.00%, (1 Month USD LIBOR + 1.32%), 10/15/36 (c) (f)	360	333
GS Mortgage Securities Corporation Trust 2019-SMP
Series 2019-A-SMP, 5.83%, (1 Month USD LIBOR + 1.15%), 08/16/32 (c) (f)	100	97
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 5.93%, (1 Month USD LIBOR + 1.25%), 11/15/23 (c)	2,730	2,644
GS Mortgage Securities Corporation Trust 2021-RENT
Series 2021-A-RENT, 5.48%, (1 Month USD LIBOR + 0.70%), 11/21/35 (c)	4,949	4,686
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 06/15/23 (c)	650	598
Series 2021-H-ROSS, REMIC, 10.58%, (1 Month USD LIBOR + 5.90%), 06/15/23 (c)	750	623
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	392
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	5,000	4,851
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	336

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,062
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,099
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.76%, (1 Month USD LIBOR + 1.00%), 09/19/36 (c) (f)	1,767	1,694
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A4-2, 1.09%, 08/15/23	535	522
Honda Auto Receivables 2023-1 Owner Trust
Series 2023-A2-1, 5.22%, 10/21/24	5,725	5,745
Series 2023-A3-1, 5.04%, 04/21/26	2,060	2,082
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 10/16/23 (c)	3,940	3,785
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 5.68%, (1 Month USD LIBOR + 1.00%), 11/17/36 (c)	306	299
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	1,865	1,863
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-A-NLP, REMIC, 5.42%, (1 Month Term SOFR + 0.60%), 04/15/37 (c)	4,977	4,583
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	2,980
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	801
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 03/15/24 (c)	2,000	1,889
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	434
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	3,936	3,761
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	113
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (c)	500	469
Kayne CLO 2 Ltd
Series 2018-AR-2A, 5.87%, (3 Month USD LIBOR + 1.08%), 10/15/31 (c)	620	611
Kayne CLO 7 Ltd
Series 2020-A1-7A, 5.99%, (3 Month USD LIBOR + 1.20%), 04/18/33 (c)	1,500	1,475
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	197	195
KKR CLO 24 LTD.
Series A1R-24, 5.89%, (3 Month USD LIBOR + 1.08%), 04/20/32 (c)	1,620	1,593
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 08/15/26 (c)	1,013	967
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.78%, (1 Month USD LIBOR + 1.07%), 02/17/39 (c) (f)	1,520	1,484
Series 2021-AS-FL2, 6.01%, (1 Month USD LIBOR + 1.30%), 02/17/39 (c) (f)	1,520	1,436
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,426
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,296
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 04/20/26	1,420	1,396
Series 2022-B-1A, 5.62%, 06/20/26	3,480	3,334
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.88%, (1 Month USD LIBOR + 1.17%), 06/15/39 (c)	860	846
Series 2021-B-FL1, 6.46%, (1 Month USD LIBOR + 1.75%), 06/15/39 (c)	1,360	1,318
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.12%, (1 Month Term SOFR + 1.30%), 05/15/24 (c)	2,080	2,026
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 6.68%, (1 Month USD LIBOR + 2.00%), 03/15/24 (c)	2,310	2,278
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.11%, (SOFR 30-Day Average + 1.55%), 01/21/37 (c)	1,620	1,583
Madison Park Funding LIX Ltd
Series 2021-A-59A, 5.93%, (3 Month USD LIBOR + 1.14%), 01/18/34 (c)	3,000	2,945
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 5.72%, (3 Month USD LIBOR + 0.90%), 07/23/29 (c)	1,899	1,871
Magnetite XXIX, Limited
Series 2021-A-29A, 5.78%, (3 Month USD LIBOR + 0.99%), 01/17/34 (c)	520	510
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,293
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,686
MF1 2021-FL6 Ltd.
Series 2021-AS-FL6, 6.16%, (1 Month USD LIBOR + 1.45%), 07/18/36 (c)	830	798
MF1 2021-FL7 Ltd.
Series 2021-AS-FL7, 6.21%, (1 Month USD LIBOR + 1.45%), 10/20/36 (c)	1,190	1,150
MF1 2022-FL8 Ltd.
Series 2022-AS-FL8, 6.31%, (SOFR 30-Day Average + 1.75%), 02/20/37 (c)	2,320	2,235
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	423
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	359	341
Mountain View CLO X Ltd
Series 2015-AR-10A, 5.64%, (3 Month USD LIBOR + 0.82%), 10/13/27 (c)	90	90
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.92%, 11/17/32 (c)	1,000	917
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	302	278
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,315	1,153
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,203	1,072
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	522	475
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	770
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 5.79%, (3 Month USD LIBOR + 0.97%), 07/25/30 (c)	292	289
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/15/26	2,280	2,281
Nissan Auto Lease Trust 2022-A
Series 2022-A3-A, REMIC, 3.81%, 07/15/24	2,395	2,363
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 5.78%, (1 Month USD LIBOR + 1.09%), 11/15/23 (c)	2,350	2,154
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 5.85%, (3 Month USD LIBOR + 1.04%), 07/20/32 (c)	1,940	1,895
Octagon Investment Partners 32, Ltd.
Series 2017-A1R-1A, 5.74%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	1,382	1,369
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 5.74%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	450	446
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 5.82%, (3 Month USD LIBOR + 1.00%), 01/27/31 (c)	250	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 5.87%, (3 Month USD LIBOR + 1.00%), 02/14/31 (c)	620	611
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	1,569	1,534
Series 2021-A-1A, 0.93%, 03/22/27	183	177
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	878	871
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,171
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 5.63%, (1 Month USD LIBOR + 0.95%), 01/15/26 (c)	1,000	957
Series 2020-AJ-1NYP, REMIC, 5.93%, (1 Month USD LIBOR + 1.25%), 01/15/26 (c)	670	639
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,410
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,019
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	2,370	2,376
OZLM XVII, Ltd.
Series 2017-A1-17A, 6.06%, (3 Month USD LIBOR + 1.25%), 07/22/30 (c)	1,378	1,362
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	1,196	1,156
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 5.72%, (3 Month USD LIBOR + 0.80%), 02/22/28 (c)	79	79
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 5.84%, (3 Month USD LIBOR + 1.03%), 07/20/29 (c)	368	365
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A2-A, 3.83%, 12/16/24	3,009	2,993
PFP 2021-7, Ltd.
Series 2021-A-7, 5.58%, (1 Month USD LIBOR + 0.85%), 04/16/38 (c)	170	166
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	976
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,389
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 5.80%, (1 Month USD LIBOR + 0.95%), 07/25/36 (c)	883	854
Romark CLO Ltd
Series 2017-A2R-1A, REMIC, 6.47%, (3 Month USD LIBOR + 1.65%), 10/23/30 (c)	2,220	2,137
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	206	203
Series 2021-D-1, 1.45%, 11/15/24	430	406
Series 2021-C-1, 1.02%, 06/15/27	365	359
Santander Drive Auto Receivables Trust 2022-5
Series 2022-A2-5, REMIC, 3.98%, 01/15/25	1,525	1,521
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,173
Santander Drive Auto Receivables Trust 2022-6
Series 2022-A2-6, 4.37%, 02/15/24	1,806	1,801
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,827
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,529	1,501
Santander Retail Auto Lease Trust 2021-C
Series 2021-A3-C, 0.50%, 03/20/25	737	724
SCF Equipment Leasing 2019-2 LLC
Series 2019-A2-2A, 2.47%, 04/20/26	915	905
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,454
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	734	703
Series 2021-B-1A, 1.37%, 08/20/29	1,000	904
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,395	1,327
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 05/15/28 (c)	680	609
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.83%, (1 Month Term SOFR + 1.00%), 01/15/27 (c)	3,840	3,703
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	516	465
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 5.84%, (3 Month USD LIBOR + 0.96%), 11/18/30 (c)	687	679
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 5.86%, (3 Month USD LIBOR + 1.06%), 01/29/32 (c)	250	245
TCW CLO 2022-1 Ltd
Series 2022-A1-1A, 5.99%, (3 Month Term SOFR + 1.34%), 04/22/33 (c)	2,500	2,455
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (f)	4,000	3,580
Toyota Auto Loan Extended Note Trust 2022-1
Series 2022-A-1A, 3.82%, 04/26/27	1,950	1,892
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 04/12/46	46	45
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	103	102
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	541	527
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	1,960	1,975
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (f)	57	52
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (c)	366	306
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	476	395
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	595	518
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-D-WBM, REMIC, 6.71%, (1 Month USD LIBOR + 2.03%), 12/15/33 (c)	500	479
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	259	257
Series 2021-C-2A, 0.89%, 07/15/26	665	631
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	490	483
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 08/15/24	1,945	1,945
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	18	18
York CLO-2 Ltd
Series 2015-AR-1A, 5.97%, (3 Month USD LIBOR + 1.15%), 01/22/31 (c)	2,900	2,864
Series 2015-BR-1A, 6.27%, (3 Month USD LIBOR + 1.45%), 01/22/31 (c)	478	460
Total Non-U.S. Government Agency Asset-Backed Securities (cost $375,989)		364,284
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Communication Services 1.4%
Charter Communications Operating, LLC
2019 Term Loan B1, 6.37%, (1 Month USD LIBOR + 1.75%), 04/30/25 (c)	5,004	4,998
Churchill Downs Incorporated
2017 Term Loan B, 6.64%, (1 Month USD LIBOR + 2.00%), 12/12/24 (c)	3,617	3,606
Live Nation Entertainment, Inc.
Term Loan A, 0.00%, (3 Month USD LIBOR + 2.25%), 10/17/24 (c) (h) (i)	1,425	1,400
Maxar Technologies Ltd.
2022 Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 06/09/29 (c)	1,692	1,691
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 06/29/25 (c) (i)	913	912
2018 USD Incremental Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 06/29/25 (c)	801	799
Univision Communications Inc.
Term Loan C5, 0.00%, (1 Month USD LIBOR + 2.75%), 03/15/24 (c) (i)	1,100	1,098
		14,504

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.0%
Aramark Services, Inc.
2018 Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/25 (c)	1,020	1,017
Comcast Hulu Holdings, LLC
Term Loan A, 5.51%, (1 Month USD LIBOR + 0.88%), 03/15/24 (c)	3,163	3,132
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.64%, (SOFR + 1.75%), 10/25/23 (c)	2,500	2,496
Resorts World Las Vegas LLC
Term Loan A, 6.14%, (1 Month USD LIBOR + 1.50%), 04/16/24 (c) (j)	2,000	1,980
Wyndham Hotels & Resorts, Inc.
Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/29/25 (c)	1,128	1,126
		9,751
Industrials 0.5%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 01/15/25 (c)	318	317
MHI Holdings,LLC
Term Loan B, 9.63%, (1 Month USD LIBOR + 5.00%), 09/18/26 (c)	1,740	1,736
XPO Logistics, Inc.
2018 Term Loan B, 6.45%, (1 Month USD LIBOR + 1.75%), 02/23/25 (c)	3,424	3,415
		5,468
Consumer Staples 0.5%
Coty Inc.
2018 USD Term Loan B, 7.09%, (1 Month USD LIBOR + 2.25%), 03/29/25 (c)	1,253	1,248
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 1.25%), 02/01/24 (c) (h) (i)	1,250	1,231
3 Year Delayed Draw Term Loan, 6.31%, (3 Month USD LIBOR + 1.25%), 02/01/24 (c) (j)	233	229
5 Year Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 1.88%), 01/17/25 (c) (h) (i)	1,250	1,231
5 Year Delayed Draw Term Loan, 6.68%, (3 Month USD LIBOR + 1.88%), 01/17/25 (c) (j)	775	763
		4,702
Health Care 0.4%
HCA INC.
2021 Term Loan A, 0.00%, (3 Month USD LIBOR + 2.13%), 06/30/26 (c) (h) (i)	813	810
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.56%, (1 Month USD LIBOR + 1.75%), 02/25/28 (c)	3,467	3,459
		4,269
Financials 0.4%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 0.00%, (3 Month USD LIBOR + 1.75%), 01/15/25 (c) (i)	1,386	1,385
Term Loan B3, 6.51%, (3 Month USD LIBOR + 1.75%), 01/15/25 (c)	1,000	999
Moneygram International, Inc
2021 Term Loan B, 9.13%, (1 Month USD LIBOR + 4.50%), 07/21/26 (c)	1,768	1,753
		4,137
Real Estate 0.4%
American Tower Corporation
2021 First Lien Delayed Draw Term loan, 5.94%, (1 Month USD LIBOR + 1.13%), 12/08/23 (c)	850	840
Invitation Homes Operating Partnership LP
2020 Term Loan A, 5.63%, (3 Month USD LIBOR + 1.00%), 01/31/25 (c) (j)	2,920	2,854
		3,694
Information Technology 0.2%
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 04/26/24 (c) (i)	963	955
2021 Term Loan B, 8.64%, (1 Month USD LIBOR + 4.00%), 04/26/24 (c)	698	693
		1,648
Energy 0.1%
Buckeye Partners, L.P.
2021 Term Loan B, 6.91%, (1 Month USD LIBOR + 2.25%), 11/01/26 (c)	1,193	1,189
Total Senior Floating Rate Instruments (cost $49,586)		49,362
GOVERNMENT AND AGENCY OBLIGATIONS 2.8%
U.S. Treasury Inflation Indexed Securities 1.8%
Treasury, United States Department of
0.50%, 04/15/24 (k)	5,812	5,720
0.25%, 01/15/25 (k)	7,449	7,269
0.13%, 04/15/25 (k)	5,212	5,052
		18,041
Collateralized Mortgage Obligations 1.0%
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.11%, (SOFR 30-Day Average + 2.55%), 07/25/42 (c)	899	905
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.96%, (SOFR 30-Day Average + 2.40%), 12/26/42 (c)	1,941	1,941
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA3, REMIC, 5.41%, (SOFR 30-Day Average + 0.85%), 09/25/41 (c)	697	672
Series 2022-M1A-DNA4, REMIC, 6.76%, (SOFR 30-Day Average + 2.20%), 05/27/42 (c)	2,469	2,479
Series 2022-M1A-HQA2, REMIC, 7.21%, (SOFR 30-Day Average + 2.65%), 07/25/42 (c)	2,309	2,330
Series 2022-M1A-HQA3, REMIC, 6.86%, (SOFR 30-Day Average + 2.30%), 08/25/42 (c)	1,397	1,401
		9,728
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	139	139
Total Government And Agency Obligations (cost $27,869)		27,908
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
JNL Government Money Market Fund, 4.48% (l) (m)	12,465	12,465
Commercial Paper 0.3%
Harley-Davidson Funding Corp.
5.48%, 04/04/23	3,030	3,028
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (l) (m)	1,489	1,489
Total Short Term Investments (cost $16,983)		16,982
Total Investments 99.9% (cost $1,023,448)		1,000,313
Other Derivative Instruments 0.0%		92
Other Assets and Liabilities, Net 0.1%		797
Total Net Assets 100.0%		1,001,202

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $222,306 and 22.2% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(g) All or a portion of the security was on loan as of March 31, 2023.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	08/04/22	1,482	1,393	0.1
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	10/03/22	611	618	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	1,970	1,842	0.2
		4,063	3,853	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,999	July 2023	409,462	281	3,238

Short Contracts
United States 5 Year Note	(835)	July 2023	(89,661)	(189)	(1,779)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	541,777	—	541,777
Non-U.S. Government Agency Asset-Backed Securities	—	364,284	—	364,284
Senior Floating Rate Instruments	—	44,690	4,672	49,362
Government And Agency Obligations	—	27,908	—	27,908
Short Term Investments	13,954	3,028	—	16,982
	13,954	981,687	4,672	1,000,313
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,238	—	—	3,238
	3,238	—	—	3,238
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,779)	—	—	(1,779)
	(1,779)	—	—	(1,779)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 97.4%
Communication Services 96.1%
Activision Blizzard, Inc.	68	5,800
Alphabet Inc. - Class A (a)	567	58,782
Alphabet Inc. - Class C (a)	494	51,377
Altice USA, Inc. - Class A (a)	20	70
AMC Entertainment Holdings, Inc. - Class A (a) (b)	48	243
AT&T Inc.	678	13,055
Cable One, Inc.	—	326
Cogent Communications Holdings, Inc.	4	263
Comcast Corporation - Class A	400	15,173
Dish Network Corporation - Class A (a)	24	227
Electronic Arts Inc.	25	2,986
Endeavor Group Holdings, Inc. - Class A (a)	17	398
Former Charter Communications Parent, Inc. - Class A (a)	10	3,584
Fox Corporation - Class A	28	963
Fox Corporation - Class B	13	413
Frontier Communications Parent, Inc. (a)	21	484
Globalstar, Inc. (a) (b)	66	76
IAC Inc. (a)	7	386
Iridium Communications Inc.	12	740
John Wiley & Sons, Inc. - Class A	4	156
Liberty Broadband Corporation - Series A (a)	2	126
Liberty Broadband Corporation - Series C (a)	11	927
Liberty Media Corporation - Series A (a)	2	152
Liberty Media Corporation - Series A (a)	7	196
Liberty Media Corporation - Series C (a)	15	410
Liberty Media Corporation - Series C (a)	20	1,477
Live Nation Entertainment, Inc. (a)	14	946
Lumen Technologies Inc.	86	229
Madison Square Garden Entertainment Corp. - Class A	2	333
Match Group, Inc. (a)	27	1,020
Meta Platforms, Inc. - Class A (a)	212	44,882
Netflix, Inc. (a)	42	14,639
News Corporation - Class A	36	627
News Corporation - Class B (b)	11	192
Nexstar Media Group, Inc. - Class A	4	618
Omnicom Group Inc.	19	1,820
Paramount Global - Class A (b)	1	20
Paramount Global - Class B (b)	48	1,067
Pinterest, Inc. - Class A (a)	56	1,537
Playtika Holding Corp. (a)	8	95
Roblox Corporation - Class A (a)	35	1,552
Roku Inc. - Class A (a)	12	760
Shutterstock, Inc.	2	171
Sirius XM Holdings Inc. (b)	68	269
Snap Inc. - Class A (a)	93	1,047
Take-Two Interactive Software, Inc. (a)	15	1,800
TechTarget, Inc. (a)	3	90
TEGNA Inc.	21	362
The Interpublic Group of Companies, Inc.	37	1,377
The New York Times Company - Class A	16	608
The Walt Disney Company (a)	174	17,404
T-Mobile USA, Inc. (a)	56	8,162
Verizon Communications Inc.	400	15,540
Warner Music Group Corp. - Class A	11	376
World Wrestling Entertainment, Inc. - Class A	4	379
Yelp Inc. (a)	7	200
Ziff Davis, Inc. (a)	5	353
		277,265
Consumer Discretionary 0.6%
Dave & Buster's Entertainment, Inc. (a)	4	145
Doordash, Inc. - Class A (a)	25	1,591
		1,736
Information Technology 0.4%
Twilio Inc. - Class A (a)	17	1,110
Real Estate 0.3%
Zillow Group, Inc. - Class A (a)	5	239
Zillow Group, Inc. - Class C (a)	15	687
		926
Total Common Stocks (cost $309,041)		281,037
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund, 4.48% (c) (d)	3,310	3,310
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	830	830
Total Short Term Investments (cost $4,140)		4,140
Total Investments 98.8% (cost $313,181)		285,177
Other Derivative Instruments 0.0%		37
Other Assets and Liabilities, Net 1.2%		3,426
Total Net Assets 100.0%		288,640

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	27	June 2023	1,962	37	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	281,037	—	—	281,037
Short Term Investments	4,140	—	—	4,140
	285,177	—	—	285,177
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	104	—	—	104
	104	—	—	104

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 100.0%
Consumer Discretionary 95.7%
Academy Sports & Outdoors, Inc.	25	1,600
Acushnet Holdings Corp.	10	524
Adient Public Limited Company (a)	30	1,240
Advance Auto Parts, Inc.	19	2,265
Airbnb, Inc. - Class A (a)	125	15,571
Amazon.com, Inc. (a)	2,717	280,613
American Eagle Outfitters, Inc.	54	722
Aptiv PLC (a)	85	9,508
Asbury Automotive Group, Inc. (a)	7	1,465
Autoliv, Inc.	24	2,263
AutoNation, Inc. (a)	11	1,444
AutoZone, Inc. (a)	6	14,498
Bath & Body Works, Inc.	71	2,590
Best Buy Co., Inc.	62	4,843
Bloomin' Brands, Inc.	27	693
Booking Holdings Inc. (a)	12	32,336
BorgWarner Inc.	73	3,607
Boyd Gaming Corporation	25	1,599
Bright Horizons Family Solutions, Inc. (a)	18	1,408
Brunswick Corporation	23	1,874
Burlington Stores, Inc. (a)	20	4,141
Caesars Entertainment, Inc. (a)	68	3,324
Capri Holdings Limited (a)	39	1,856
CarMax, Inc. (a)	50	3,190
Carnival Corporation (a) (b)	313	3,173
Carter's, Inc.	12	830
Cavco Industries, Inc. (a)	3	817
Chewy, Inc. - Class A (a) (b)	29	1,087
Chipotle Mexican Grill, Inc. (a)	9	14,831
Choice Hotels International, Inc.	9	1,030
Churchill Downs Incorporated	10	2,627
Columbia Sportswear Company	11	968
Coupang, Inc. - Class A (a)	321	5,135
Cracker Barrel Old Country Store, Inc. (b)	7	826
Crocs, Inc. (a)	20	2,487
D.R. Horton, Inc.	98	9,595
Dana Incorporated	38	574
Darden Restaurants, Inc.	38	5,935
Deckers Outdoor Corporation (a)	8	3,709
Dick's Sporting Goods, Inc.	19	2,682
Dillard's, Inc. - Class A	1	314
Domino's Pizza, Inc.	11	3,645
Dorman Products, Inc. (a)	9	789
Draftkings Inc. - Class A (a)	140	2,710
eBay Inc.	170	7,540
ETSY, Inc. (a)	40	4,419
Expedia Group, Inc. (a)	46	4,508
Five Below, Inc. (a)	17	3,594
Floor & Decor Holdings, Inc. - Class A (a)	33	3,270
Foot Locker, Inc.	25	1,001
Ford Motor Company	1,231	15,505
Fox Factory Holding Corp. (a)	13	1,639
Frontdoor, Inc. (a)	25	701
GameStop Corp. - Class A (a) (b)	80	1,841
General Motors Company	438	16,078
Gentex Corporation	74	2,067
Gentherm Incorporated (a)	10	613
Genuine Parts Company	44	7,412
Group 1 Automotive, Inc.	5	1,040
H & R Block, Inc.	48	1,698
Hanesbrands Inc. (b)	116	609
Harley-Davidson, Inc.	42	1,588
Hasbro, Inc.	41	2,191
Hilton Grand Vacations Inc. (a)	25	1,115
Hilton Worldwide Holdings Inc.	84	11,797
Hyatt Hotels Corporation - Class A (a)	15	1,691
Installed Building Products, Inc.	7	827
KB Home	26	1,031
Kohl's Corporation	35	814
Kontoor Brands, Inc.	16	770
Las Vegas Sands Corp. (a)	103	5,934
LCI Industries	8	898
Lear Corporation	18	2,582
Leggett & Platt, Incorporated	42	1,338
Lennar Corporation - Class A	80	8,395
Lennar Corporation - Class B	5	406
Leslie's, Inc. (a)	47	515
LGI Homes, Inc. (a)	6	711
Life Time Group Holdings, Inc. (a)	18	289
Light & Wonder, Inc. (a)	30	1,773
Lithia Motors, Inc. - Class A	9	1,967
LKQ Corporation	80	4,555
Lowe`s Companies, Inc.	190	38,005
Lucid Group, Inc. (a) (b)	203	1,630
Lululemon Athletica Canada Inc. (a)	37	13,338
Luminar Technologies, Inc. - Class A (a) (b)	73	472
M.D.C. Holdings, Inc.	18	719
Macy's, Inc.	85	1,490
Marriott International, Inc. - Class A	85	14,041
Marriott Vacations Worldwide Corporation	12	1,615
Mattel, Inc. (a)	112	2,063
McDonald's Corporation	230	64,366
MercadoLibre S.R.L (a)	15	19,169
Meritage Homes Corporation	12	1,345
MGM Resorts International	99	4,393
Mister Car Wash, Inc. (a) (b)	25	218
Mohawk Industries, Inc. (a)	17	1,670
Murphy USA Inc.	6	1,631
National Vision Holdings, Inc. (a)	25	475
NIKE, Inc. - Class B	391	48,015
Nordstrom, Inc. (b)	35	576
Norwegian Cruise Line Holdings Ltd. (a) (b)	132	1,771
NVR, Inc. (a)	1	5,321
O'Reilly Automotive, Inc. (a)	20	16,637
Papa John's International, Inc.	10	772
Peloton Interactive, Inc. - Class A (a)	104	1,176
PENN Entertainment, Inc. (a)	49	1,455
Penske Automotive Group, Inc.	8	1,120
Petco Health And Wellness Company, Inc. - Class A (a)	25	225
Planet Fitness, Inc. - Class A (a)	26	2,036
Polaris Inc.	17	1,894
PulteGroup, Inc.	71	4,138
PVH Corp.	20	1,776
Quantumscape Battery, Inc. - Class A (a) (b)	92	750
Ralph Lauren Corporation - Class A	13	1,507
Red Rock Resorts, Inc. - Class A	16	718
RH (a)	6	1,430
Rivian Automotive, Inc. - Class A (a) (b)	173	2,683
Ross Stores, Inc.	108	11,487
Royal Caribbean Cruises Ltd.	69	4,510
Sabre Corporation (a)	98	421
Seaworld Entertainment, Inc. (a)	13	787
Service Corporation International	48	3,328
Shake Shack, Inc. - Class A (a)	11	626
Signet Jewelers Limited	14	1,099
Six Flags Operations Inc. (a)	23	628
Skechers U.S.A., Inc. - Class A (a)	42	2,016
Skyline Champion Corporation (a)	17	1,254
Starbucks Corporation	361	37,614
Steven Madden, Ltd.	23	839
Sweetgreen, Inc. - Class A (a)	24	189
Tapestry, Inc.	74	3,191
Taylor Morrison Home II Corporation - Class A (a)	34	1,293
Tempur Sealy International, Inc.	54	2,115
Tesla Inc. (a)	845	175,365
Texas Roadhouse, Inc. - Class A	21	2,253
The Gap, Inc. (b)	69	689
The Goodyear Tire & Rubber Company (a)	85	942
The Home Depot, Inc.	320	94,535
The ODP Corporation (a)	13	578
The TJX Companies, Inc.	363	28,458
The Wendy's Company	55	1,197
Thor Industries, Inc.	17	1,321
Toll Brothers, Inc.	32	1,940
Topgolf Callaway Brands Corp. (a)	42	913

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Tractor Supply Company	35	8,160
Travel + Leisure Co.	26	1,004
Ulta Beauty, Inc. (a)	16	8,736
Under Armour, Inc. - Class A (a)	51	480
Under Armour, Inc. - Class C (a)	60	508
Urban Outfitters, Inc. (a)	19	525
V.F. Corporation	104	2,385
Vail Resorts, Inc.	13	2,976
Victoria's Secret & Co. (a)	26	882
Visteon Corporation (a)	9	1,395
Wayfair Inc. - Class A (a) (b)	24	817
Whirlpool Corporation	17	2,235
Williams-Sonoma, Inc.	21	2,545
Wingstop Inc.	9	1,736
Wyndham Hotels & Resorts, Inc.	27	1,867
Wynn Resorts, Limited (a)	32	3,599
YETI Holdings, Inc. (a)	27	1,068
Yum! Brands, Inc.	88	11,623
		1,274,429
Materials 2.7%
Amcor Pty Ltd	467	5,314
Ball Corporation	98	5,427
Berry Global Group, Inc.	38	2,255
Crown Holdings, Inc.	38	3,153
Graphic Packaging Holding Company	96	2,439
Greif, Inc. - Class A	8	537
Greif, Inc. - Class B	2	126
International Paper Company	111	3,988
O-I Glass, Inc. (a)	47	1,076
Packaging Corporation of America	29	4,082
Sealed Air Corporation	45	2,074
Silgan Holdings Inc.	26	1,411
Sonoco Products Company	31	1,874
WestRock Company	80	2,451
		36,207
Industrials 1.3%
Albany International Corp. - Class A	10	860
Allison Systems, Inc.	29	1,315
Chargepoint Inc. - Class A (a) (b)	84	884
Copart, Inc. (a)	135	10,133
Driven Brands Holdings Inc. (a)	17	529
Rollins, Inc.	73	2,730
Rush Enterprises, Inc. - Class A	13	726
Rush Enterprises, Inc. - Class B	2	133
		17,310
Consumer Staples 0.2%
Casey's General Stores, Inc.	12	2,553
Olaplex Holdings, Inc. (a)	28	118
Reynolds Consumer Products Inc.	17	472
		3,143
Communication Services 0.1%
TripAdvisor, Inc. (a)	34	670
Financials 0.0%
Cannae Holdings, Inc. (a)	22	438
Total Common Stocks (cost $1,165,317)		1,332,197
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	6,425	6,425
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (c) (d)	1,166	1,166
Total Short Term Investments (cost $7,591)		7,591
Total Investments 100.6% (cost $1,172,908)		1,339,788
Other Derivative Instruments 0.0%		114
Other Assets and Liabilities, Net (0.6)%		(8,127)
Total Net Assets 100.0%		1,331,775

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	14	June 2023	2,032	114	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,332,197	—	—	1,332,197
Short Term Investments	7,591	—	—	7,591
	1,339,788	—	—	1,339,788
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	100	—	—	100
	100	—	—	100

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.4%
Consumer Staples 97.7%
Albertsons Companies, Inc. - Class A	57	1,175
Altria Group, Inc.	343	15,289
Archer-Daniels-Midland Company	108	8,643
Bellring Intermediate Holdings, Inc. (a)	43	1,461
BJ's Wholesale Club Holdings, Inc. (a)	32	2,449
Brown-Forman Corporation - Class A	19	1,251
Brown-Forman Corporation - Class B	43	2,747
Bunge Limited	34	3,214
Cal-Maine Foods, Inc.	17	1,023
Campbell Soup Company	48	2,615
Celsius Holdings, Inc. (a)	14	1,305
Central Garden & Pet Company (a)	16	657
Central Garden & Pet Company - Class A (a)	22	873
Church & Dwight Co., Inc.	52	4,570
Coca-Cola Consolidated, Inc.	2	1,012
Colgate-Palmolive Company	162	12,208
Conagra Brands, Inc.	104	3,902
Constellation Brands, Inc. - Class A	33	7,378
Costco Wholesale Corporation	83	41,442
Coty Inc. - Class A (a)	119	1,432
Darling Ingredients Inc. (a)	39	2,264
Dollar General Corporation	44	9,252
Dollar Tree, Inc. (a)	42	6,089
e.l.f. Beauty, Inc. (a)	17	1,417
Edgewell Personal Care Colombia S A S	23	977
Flowers Foods, Inc.	55	1,509
Freshpet, Inc. (a)	18	1,223
General Mills, Inc.	116	9,932
Grocery Outlet Holding Corp. (a)	37	1,035
Herbalife Nutrition Ltd. (a) (b)	46	746
Hormel Foods Corporation	68	2,695
Hostess Brands, Inc. - Class A (a)	47	1,179
Ingredion Incorporated	18	1,816
Inter Parfums, Inc.	7	1,050
J & J Snack Foods Corp.	7	990
Kellogg Company	56	3,747
Keurig Dr Pepper Inc.	173	6,116
Kimberly-Clark Corporation	67	8,994
Kraft Foods Group, Inc.	162	6,262
Lamb Weston Holdings, Inc.	32	3,370
Lancaster Colony Corporation	7	1,329
McCormick & Company, Incorporated	54	4,505
MGPI Processing, Inc.	9	839
Molson Coors Beverage Company - Class B	45	2,338
Mondelez International, Inc. - Class A	261	18,203
Monster Beverage 1990 Corporation (a)	152	8,213
National Beverage Corp. (a)	16	840
Nu Skin Enterprises, Inc. - Class A	23	909
PepsiCo, Inc.	258	47,116
Performance Food Group Company (a)	39	2,348
Philip Morris International Inc.	293	28,483
Pilgrim's Pride Corporation (a)	30	706
Post Holdings, Inc. (a)	16	1,454
PriceSmart, Inc.	13	913
Spectrum Brands Holdings, Inc.	17	1,115
Sprouts Farmers Market, Inc. (a)	36	1,264
Sysco Corporation	102	7,841
Target Corporation	89	14,702
The Boston Beer Company, Inc. - Class A (a)	3	1,148
The Clorox Company	27	4,197
The Coca-Cola Company	731	45,321
The Estee Lauder Companies Inc. - Class A	45	11,152
The Hershey Company	30	7,513
The J. M. Smucker Company	23	3,690
The Kroger Co.	132	6,532
The Procter & Gamble Company	441	65,611
The Simply Good Foods Company (a)	31	1,219
Treehouse Foods, Inc. (a)	21	1,059
Tyson Foods, Inc. - Class A	62	3,707
United Natural Foods, Inc. (a)	31	819
US Foods Holding Corp. (a)	53	1,956
Walmart Inc.	264	38,914
Weis Markets, Inc.	10	824
		522,089
Consumer Discretionary 1.7%
Chegg, Inc. (a)	58	944
Coursera, Inc. (a)	63	724
Graham Holdings Co., Ltd. - Class B	2	980
Grand Canyon Education, Inc. (a)	11	1,219
Helen of Troy Limited (a)	10	934
Krispy Kreme, Inc. (b)	53	827
Laureate Education, Inc. - Class A	70	827
Newell Brands Inc.	114	1,421
Ollie's Bargain Outlet Holdings, Inc. (a)	21	1,209
		9,085
Total Common Stocks (cost $515,615)		531,174
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (c) (d)	1,816	1,816
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	518	518
Total Short Term Investments (cost $2,334)		2,334
Total Investments 99.8% (cost $517,949)		533,508
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net 0.2%		789
Total Net Assets 100.0%		534,333

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	51	June 2023	3,725	36	139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	531,174	—	—	531,174
Short Term Investments	2,334	—	—	2,334
	533,508	—	—	533,508
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	139	—	—	139
	139	—	—	139

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.2%
Financials 20.0%
American Express Company	237	39,094
JPMorgan Chase & Co.	237	30,884
The Goldman Sachs Group, Inc.	237	77,527
The Travelers Companies, Inc.	237	40,625
Visa Inc. - Class A	237	53,435
		241,565
Health Care 19.2%
Amgen Inc.	237	57,296
Johnson & Johnson	237	36,736
Merck & Co., Inc.	237	25,215
UnitedHealth Group Incorporated	237	112,006
		231,253
Information Technology 17.1%
Apple Inc.	237	39,082
Cisco Systems, Inc.	237	12,389
Intel Corporation	237	7,743
International Business Machines Corporation	237	31,069
Microsoft Corporation	237	68,329
Salesforce, Inc. (a)	237	47,349
		205,961
Industrials 14.5%
3M Company	237	24,912
Caterpillar Inc.	237	54,236
Honeywell International Inc.	237	45,296
The Boeing Company (a)	237	50,347
		174,791
Consumer Discretionary 13.7%
McDonald's Corporation	237	66,269
NIKE, Inc. - Class B	237	29,066
The Home Depot, Inc.	237	69,945
		165,280
Consumer Staples 7.7%
The Coca-Cola Company	237	14,701
The Procter & Gamble Company	237	35,240
Walgreens Boots Alliance, Inc.	237	8,196
Walmart Inc.	237	34,946
		93,083
Energy 3.2%
Chevron Corporation	237	38,670
Communication Services 2.7%
The Walt Disney Company (a)	237	23,731
Verizon Communications Inc.	237	9,217
		32,948
Materials 1.1%
Dow Inc.	237	12,993
Total Common Stocks (cost $812,770)		1,196,544
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 4.48% (b) (c)	8,556	8,556
Total Short Term Investments (cost $8,556)		8,556
Total Investments 99.9% (cost $821,326)		1,205,100
Other Derivative Instruments 0.0%		118
Other Assets and Liabilities, Net 0.1%		1,474
Total Net Assets 100.0%		1,206,692

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	59	June 2023	9,534	118	336

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,196,544	—	—	1,196,544
Short Term Investments	8,556	—	—	8,556
	1,205,100	—	—	1,205,100
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	336	—	—	336
	336	—	—	336

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.2%
Antero Midstream Corporation	448	4,697
Antero Resources Corporation (a)	372	8,589
Apa Corp.	433	15,596
Arch Resources, Inc. - Class A	24	3,183
Baker Hughes Company - Class A	1,353	39,055
Cactus, Inc. - Class A	84	3,469
California Resources Corporation	100	3,845
Callon Petroleum Company (a)	69	2,316
ChampionX Corporation	267	7,250
Cheniere Energy, Inc.	335	52,715
Chesapeake Energy Corporation	144	10,938
Chevron Corporation	2,393	390,441
Chord Energy Corporation	56	7,586
Civitas Resources, Inc.	71	4,831
CNX Resources Corporation (a)	227	3,637
Comstock Resources, Inc. (b)	123	1,325
ConocoPhillips	1,646	163,329
CONSOL Energy Inc.	45	2,608
Coterra Energy Inc.	1,060	26,015
CVR Energy, Inc.	39	1,292
Delek US Holdings, Inc.	92	2,122
Denbury Inc. (a)	67	5,870
Devon Energy Corporation	879	44,503
Diamondback Energy, Inc.	247	33,416
DT Midstream, Inc.	130	6,427
EOG Resources, Inc.	790	90,574
EQT Corporation	495	15,805
Equitrans Midstream Corporation	592	3,424
Exxon Mobil Corporation	5,539	607,453
Halliburton Company	1,216	38,479
Helmerich & Payne, Inc.	140	5,009
Hess Corporation	373	49,397
HF Sinclair Corporation	181	8,735
Highpeak Energy, Inc. (b)	17	390
International Seaways, Inc.	54	2,233
Kinder Morgan, Inc.	2,661	46,595
Kosmos Energy Ltd. (a)	621	4,617
Liberty Energy Inc. - Class A	203	2,599
Magnolia Oil & Gas Corporation - Class A	227	4,976
Marathon Oil Corporation	853	20,438
Marathon Petroleum Corporation	611	82,342
Matador Resources Company	152	7,243
Murphy Oil Corporation	196	7,243
NexTier Oilfield Solutions Inc. (a)	219	1,743
Northern Oil and Gas Incorporated	94	2,844
Nov Inc.	525	9,725
Occidental Petroleum Corporation	978	61,064
ONEOK, Inc.	601	38,202
Ovintiv Canada ULC	331	11,957
Patterson-UTI Energy, Inc.	291	3,403
PBF Energy Inc. - Class A	156	6,739
PDC Energy, Inc.	124	7,923
Peabody Energy Corporation (a) (b)	158	4,038
Permian Resources Corporation - Class A	304	3,193
Phillips 66	627	63,550
Pioneer Natural Resources Company	320	65,278
Range Resources Corporation	325	8,589
RPC, Inc.	110	848
Schlumberger Limited	1,910	93,801
SM Energy Company	164	4,622
Southwestern Energy Company (a)	1,496	7,479
Targa Resources Corp.	305	22,259
Texas Pacific Land Corporation	8	14,113
The Williams Companies, Inc.	1,638	48,923
Transocean Ltd. (a) (b) (c)	894	5,685
Valaris Limited (a)	82	5,321
Valero Energy Corporation	519	72,396
Weatherford International Public Limited Company (a)	88	5,209
		2,411,511
Materials 0.3%
Valvoline, Inc.	230	8,042
Utilities 0.3%
National Fuel Gas Company	123	7,102
Total Common Stocks (cost $1,871,936)		2,426,655
SHORT TERM INVESTMENTS 0.0%
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	333	333
Total Short Term Investments (cost $333)		333
Total Investments 99.8% (cost $1,872,269)		2,426,988
Other Derivative Instruments 0.0%		80
Other Assets and Liabilities, Net 0.2%		4,405
Total Net Assets 100.0%		2,431,473

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,182	5,685	0.2

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	150	June 2023	12,282	80	813

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,426,655	—	—	2,426,655
Short Term Investments	333	—	—	333
	2,426,988	—	—	2,426,988
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	813	—	—	813
	813	—	—	813

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.7%
Financials 99.6%
Affiliated Managers Group, Inc.	10	1,403
AFLAC Incorporated	145	9,344
Ally Financial Inc.	78	1,978
American Equity Investment Life Holding Company	18	661
American Express Company	154	25,440
American Financial Group, Inc.	18	2,205
American International Group, Inc.	193	9,700
Ameriprise Financial, Inc.	27	8,361
Ameris Bancorp	17	620
AON Public Limited Company - Class A	53	16,776
Apollo Asset Management, Inc.	113	7,139
Arch Capital Group Ltd. (a)	96	6,487
Ares Management Corporation - Class A	41	3,385
Arthur J. Gallagher & Co.	55	10,511
Artisan Partners Asset Management Inc. - Class A	18	573
Associated Banc-Corp	39	703
Assurant, Inc.	14	1,649
Assured Guaranty Ltd.	16	787
Atlantic Union Bank	19	662
AXIS Capital Holdings Limited	20	1,085
Axos Financial, Inc. (a)	13	489
BancFirst Corporation	5	385
Bank of America Corporation	1,808	51,710
Bank of Hawaii Corporation	10	526
Bank OZK	28	962
BankUnited, Inc.	20	455
Banner Corporation	9	492
Berkshire Hathaway Inc. - Class B (a)	467	144,114
BlackRock, Inc.	39	25,958
Blackstone Inc. - Class A	184	16,162
Blue Owl Capital Inc. - Class A	89	983
BOK Financial Corporation	8	639
Bread Financial Payments, Inc.	12	377
Brighthouse Financial, Inc. (a)	18	792
Brown & Brown, Inc.	60	3,477
Cadence Bank	47	983
Capital One Financial Corporation	99	9,512
Cathay General Bancorp	19	668
Chubb Limited	108	20,896
Cincinnati Financial Corporation	41	4,579
Citigroup Inc.	502	23,547
Citizens Financial Group, Inc.	128	3,887
CME Group Inc. - Class A	93	17,862
CNA Financial Corporation	7	286
CNO Financial Group, Inc.	30	660
Cohen & Steers, Inc.	6	418
Columbia Banking System, Inc.	54	1,152
Columbia Financial, Inc. (a)	9	161
Comerica Incorporated	34	1,462
Commerce Bancshares, Inc.	30	1,729
Community Bank System, Inc.	14	724
Corebridge Financial, Inc.	20	324
Credit Acceptance Corporation (a)	1	668
Cullen/Frost Bankers, Inc.	16	1,740
CVB Financial Corp.	34	570
Discover Financial Services	69	6,821
East West Bancorp, Inc.	37	2,033
Eastern Bankshares, Inc.	42	526
Enact Holdings, Inc. (b)	6	149
Enstar Group Limited (a)	4	830
Equitable Holdings, Inc.	89	2,271
Erie Indemnity Company - Class A	6	1,498
Essent Group Ltd.	28	1,131
Evercore Inc. - Class A	9	1,071
Everest Re Group, Ltd.	10	3,615
F.N.B. Corporation	92	1,066
FactSet Research Systems Inc.	10	4,110
Federated Hermes, Inc. - Class B	22	882
Fidelity National Financial, Inc. - Class A	71	2,470
Fifth Third Bancorp	176	4,685
First American Financial Corporation	27	1,502
First Bancorp.	49	555
First Citizens BancShares, Inc. - Class A	3	3,003
First Financial Bancorp.	25	546
First Financial Bankshares, Inc.	33	1,052
First Hawaiian, Inc.	33	685
First Horizon Corporation	139	2,479
First Interstate BancSystem, Inc. - Class A	23	690
First Merchants Corporation	15	494
First Republic Bank	47	656
FirstCash Holdings, Inc.	10	925
Focus Financial Partners Inc. - Class A (a)	15	766
Franklin Resources, Inc.	74	1,984
Freedom Holding Corp. (a) (b)	4	311
Fulton Financial Corporation	43	596
Glacier Bancorp, Inc.	29	1,222
Globe Life Inc.	23	2,579
Hamilton Lane Incorporated - Class A	9	697
Hancock Whitney Corporation	22	806
Heartland Financial USA, Inc.	10	379
Hilltop Holdings Inc.	11	343
Home BancShares, Inc.	48	1,049
Houlihan Lokey, Inc. - Class A	13	1,126
Huntington Bancshares Incorporated	375	4,198
Independence Holdings, LLC	32	1,178
Independent Bank Corp.	12	785
Independent Bank Group, Inc.	9	425
Interactive Brokers Group, Inc. - Class A	27	2,208
Intercontinental Exchange, Inc.	145	15,103
International Bancshares Corporation	14	588
Invesco Ltd.	118	1,934
Jackson Financial Inc. - Class A (c)	15	561
Janus Henderson Group PLC	34	915
Jefferies Financial Group Inc.	48	1,511
JPMorgan Chase & Co.	760	99,016
K.K.R. Co., Inc. - Class A	150	7,856
KeyCorp	242	3,034
Kinsale Capital Group, Inc.	6	1,674
Lakeland Financial Corporation	6	399
Lincoln National Corporation	40	903
Loews Corporation	50	2,906
LPL Financial Holdings Inc.	20	4,116
M&T Bank Corporation	44	5,233
Markel Corporation (a)	3	4,467
MarketAxess Holdings Inc.	10	3,818
Marsh & Mclennan Companies, Inc.	128	21,353
MasterCard Incorporated - Class A	219	79,429
MetLife, Inc.	171	9,901
MGIC Investment Corporation	78	1,042
Moelis & Company - Class A	17	650
Moody's Corporation	41	12,500
Morgan Stanley	338	29,716
Morningstar, Inc.	6	1,322
Mr. Cooper Group Inc. (a)	18	751
MSCI Inc. - Class A	21	11,603
Nasdaq, Inc.	88	4,816
Navient Corporation	27	428
Nelnet, Inc. - Class A	5	442
New York Community Bancorp, Inc. - Series A	174	1,577
Northern Trust Corporation	54	4,773
Old National Bancorp	76	1,098
Old Republic International Corporation	70	1,758
Pacific Premier Bancorp, Inc.	24	586
PacWest Bancorp	31	304
Palomar Holdings, Inc. (a)	7	370
Park National Corporation	4	459
PayPal Holdings, Inc. (a)	293	22,257
PennyMac Financial Services, Inc.	8	457
Pinnacle Financial Partners, Inc.	20	1,090
Popular, Inc.	19	1,070
Primerica, Inc.	10	1,652
Principal Financial Group, Inc.	59	4,392
Prosperity Bancshares, Inc.	24	1,474
Prudential Financial, Inc.	95	7,880
Radian Group Inc.	41	905
Raymond James Financial, Inc.	50	4,660

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Regions Financial Corporation	243	4,505
Reinsurance Group of America, Incorporated	17	2,306
RenaissanceRe Holdings Ltd	11	2,275
RLI Corp.	10	1,388
Ryan Specialty Group Holdings, Inc. - Class A (a)	22	870
S&P Global Inc.	85	29,402
SEI Investments Company	27	1,533
Selective Insurance Group, Inc.	16	1,493
ServisFirst Bancshares, Inc.	13	688
Simmons First National Corporation - Class A	33	574
SLM Corporation	60	746
SoFi Technologies, Inc. (a) (b)	211	1,279
Southstate Corporation	19	1,393
State Street Corporation	90	6,842
Stifel Financial Corp.	27	1,574
Stock Yards Bancorp, Inc.	7	413
Synchrony Financial	112	3,263
Synovus Financial Corp.	38	1,165
T. Rowe Price Group, Inc.	58	6,517
Texas Capital Bancshares, Inc. (a)	13	627
TFS Financial Corporation	13	170
The Allstate Corporation	68	7,540
The Bank of New York Mellon Corporation (c)	190	8,656
The Carlyle Group, Inc.	57	1,761
The Charles Schwab Corporation	395	20,714
The Goldman Sachs Group, Inc.	88	28,695
The Hanover Insurance Group, Inc.	9	1,177
The Hartford Financial Services Group, Inc.	82	5,748
The PNC Financial Services Group, Inc.	104	13,203
The Progressive Corporation	152	21,701
The Travelers Companies, Inc.	60	10,237
The Western Union Company	94	1,049
TowneBank	18	472
TPG Inc. - Class A	13	386
Tradeweb Markets Inc. - Class A	29	2,281
Truist Financial Corporation	344	11,730
Trupanion, Inc. (a) (b)	9	397
Trustmark Corporation	16	397
U.S. Bancorp	361	13,011
UMB Financial Corporation	11	659
United Bankshares, Inc.	35	1,227
United Community Banks, Inc.	28	794
Unum Group	49	1,923
Upstart Holdings, Inc. (a) (b)	19	302
Valley National Bancorp	107	987
Virtu Financial, Inc. - Class A	25	472
Visa Inc. - Class A	421	94,906
Voya Financial, Inc.	25	1,789
W. R. Berkley Corporation	53	3,277
Walker & Dunlop, Inc.	8	615
Washington Federal, Inc.	17	524
Webster Financial Corporation	45	1,783
Wells Fargo & Company	987	36,898
WesBanco, Inc.	15	456
Western Alliance Bancorporation	29	1,020
White Mountains Insurance Group Ltd	1	909
Willis Towers Watson Public Limited Company	28	6,422
Wintrust Financial Corporation	16	1,148
WSFS Financial Corporation	16	603
Zions Bancorporation, National Association	39	1,164
Zurich American Corporation	17	914
		1,276,934
Industrials 0.1%
Dun & Bradstreet Holdings, Inc.	55	642
Health Care 0.0%
CorVel Corporation (a)	2	452
Total Common Stocks (cost $1,248,993)		1,278,028
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (c) (d)	3,755	3,755
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	583	583
Total Short Term Investments (cost $4,338)		4,338
Total Investments 100.1% (cost $1,253,331)		1,282,366
Other Derivative Instruments 0.0%		69
Other Assets and Liabilities, Net (0.1)%		(906)
Total Net Assets 100.0%		1,281,529

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	556	—	37	10	(1)	43	561	—
The Bank of New York Mellon Corporation	8,841	50	222	71	(4)	(9)	8,656	0.7
	9,397	50	259	81	(5)	34	9,217	0.7

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	56	June 2023	5,425	69	164

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,278,028	—	—	1,278,028
Short Term Investments	4,338	—	—	4,338
	1,282,366	—	—	1,282,366
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	164	—	—	164
	164	—	—	164

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.1%
10X Genomics, Inc. - Class A (a)	61	3,429
Abbott Laboratories	1,103	111,728
AbbVie Inc.	1,119	178,356
Abcellera Biologics Inc. (a) (b)	138	1,041
Acadia Healthcare Company, Inc. (a)	58	4,166
ACADIA Pharmaceuticals Inc. (a)	78	1,471
Agilent Technologies, Inc.	187	25,845
Agiliti, Inc. (a) (b)	19	308
Agilon Health Management, Inc. (a) (b)	125	2,958
Align Technology, Inc. (a)	46	15,341
Alkermes Public Limited Company (a)	106	2,989
Alnylam Pharmaceuticals, Inc. (a)	78	15,693
Amedisys, Inc. (a)	22	1,585
AmerisourceBergen Corporation	102	16,319
Amgen Inc.	338	81,690
Amicus Therapeutics, Inc. (a)	154	1,711
AMN Healthcare Services, Inc. (a)	28	2,330
Amylyx Pharmaceuticals, Inc. (a)	27	782
Apellis Pharmaceuticals, Inc. (a)	60	3,928
Apollo Medical Holdings, Inc. (a)	23	823
Arrowhead Pharmaceuticals Inc (a)	69	1,745
Arvinas Operations, Inc. (a)	30	811
AtriCure, Inc. (a)	31	1,279
Axonics, Inc. (a)	31	1,684
Azenta, Inc. (a)	44	1,944
Baxter International Inc.	322	13,059
Beam Therapeutics Inc. (a) (b)	39	1,206
Becton, Dickinson and Company	180	44,490
Biogen Inc. (a)	91	25,307
BioMarin Pharmaceutical Inc. (a)	119	11,553
Bio-Rad Laboratories, Inc. - Class A (a)	14	6,618
Bio-Techne Corporation	100	7,448
Blueprint Medicines Corporation (a)	39	1,736
Boston Scientific Corporation (a)	907	45,362
Bristol-Myers Squibb Company	1,345	93,255
Bruker Corporation	63	4,980
Cardinal Health, Inc.	162	12,266
Catalent, Inc. (a)	114	7,468
Centene Corporation (a)	350	22,119
Cerevel Therapeutics Holdings, Inc. - Class A (a)	37	906
Certara, Inc. (a)	67	1,615
Charles River Laboratories International, Inc. (a)	32	6,455
Chemed Corporation	9	5,029
Cigna Corporation	189	48,297
CONMED Corporation	19	1,996
Corcept Therapeutics Incorporated (a) (b)	60	1,302
Coronado Topco, Inc. (a)	33	2,957
CRISPR Therapeutics AG (a) (b)	49	2,230
CVS Health Corporation	813	60,385
Cytokinetics, Incorporated (a)	58	2,051
Danaher Corporation	415	104,545
DaVita Inc. (a)	34	2,765
Denali Therapeutics Inc. (a)	69	1,600
Dentsply Sirona Inc.	135	5,298
DexCom, Inc. (a)	245	28,447
Doximity, Inc. - Class A (a) (b)	72	2,348
Edwards Lifesciences Corporation (a)	392	32,428
Elanco Animal Health Incorporated (a)	281	2,645
Elevance Health, Inc.	151	69,494
Eli Lilly and Company	499	171,392
Encompass Health Corporation	63	3,385
Envista Holdings Corporation (a)	104	4,259
EQRx International, Inc. (a) (b)	150	291
Evolent Health, Inc. - Class A (a)	56	1,818
Exact Sciences Corporation (a)	112	7,585
Exelixis, Inc. (a)	209	4,064
Fate Therapeutics, Inc. (a)	54	309
GE HealthCare Technologies Inc. (a)	229	18,782
Gilead Sciences, Inc.	789	65,474
Glaukos Corporation (a)	31	1,542
Globus Medical, Inc. - Class A (a)	50	2,831
Guardant Health, Inc. (a)	67	1,575
Haemonetics Corporation (a)	33	2,730
Halozyme Therapeutics, Inc. (a)	85	3,256
Harmony Biosciences Holdings Inc. (a)	19	629
HCA Healthcare, Inc.	134	35,396
HealthEquity, Inc. (a)	53	3,088
Henry Schein, Inc. (a)	85	6,939
Hologic, Inc. (a)	155	12,547
Horizon Therapeutics Public Limited Company (a)	144	15,741
Humana Inc.	79	38,422
ICU Medical, Inc. (a)	13	2,169
IDEXX Laboratories, Inc. (a)	53	26,293
Illumina, Inc. (a)	99	23,120
Inari Medical, Inc. (a)	30	1,827
Incyte Corporation (a)	118	8,497
Insmed Incorporated (a)	80	1,364
Inspire Medical Systems, Inc. (a)	18	4,230
Insulet Corporation (a)	44	13,956
Integer Holdings Corporation (a)	21	1,603
Integra LifeSciences Holdings Corporation (a)	47	2,696
Intellia Therapeutics, Inc. (a)	54	2,002
Intra-Cellular Therapies, Inc. (a)	57	3,090
Intuitive Surgical, Inc. (a)	222	56,647
Ionis Pharmaceuticals, Inc. (a)	89	3,174
IQVIA Holdings Inc (a)	117	23,290
Irhythm Technologies, Inc. (a)	20	2,434
Iveric Bio, Inc. (a)	78	1,898
Jazz Pharmaceuticals Public Limited Company (a)	39	5,782
Johnson & Johnson	1,654	256,448
Karuna Therapeutics, Inc. (a)	18	3,197
Laboratory Corporation of America Holdings	56	12,818
Lantheus Holdings, Inc. (a)	42	3,502
Lifestance Health Group, Inc. (a) (b)	60	443
LivaNova PLC (a)	34	1,495
Maravai LifeSciences Holdings, Inc. - Class A (a)	71	992
Masimo Corporation (a)	31	5,668
McKesson Corporation	87	30,920
Medpace Holdings, Inc. (a)	16	3,064
Medtronic, Inc.	842	67,863
Merck & Co., Inc.	1,604	170,698
Merit Medical Systems, Inc. (a)	37	2,735
Mettler-Toledo International Inc. (a)	14	21,509
Mirati Therapeutics, Inc. (a)	33	1,220
Moderna, Inc. (a)	208	31,997
Molina Healthcare, Inc. (a)	37	9,842
Multiplan Corporation - Class A (a) (b)	156	165
Natera, Inc. (a)	69	3,847
Neogen Corporation (a)	132	2,443
Neurocrine Biosciences, Inc. (a)	61	6,174
Novocure Limited (a)	57	3,444
NuVasive, Inc. (a)	34	1,426
Oak Street Health, Inc. (a)	72	2,797
Omnicell, Inc. (a)	29	1,698
Option Care Health, Inc. (a)	106	3,364
Organon & Co.	159	3,749
Pacira Pharmaceuticals, Inc. (a)	30	1,209
Patterson Companies, Inc.	58	1,547
Penumbra, Inc. (a)	24	6,663
PerkinElmer, Inc.	80	10,680
Perrigo Company Public Limited Company	83	2,989
Pfizer Inc.	3,552	144,931
Premier Healthcare Solutions, Inc. - Class A	73	2,363
Prestige Consumer Healthcare Inc. (a)	32	2,028
Privia Health Group Inc. (a)	32	895
Progyny, Inc. (a)	47	1,501
Prometheus Biosciences, Inc. (a)	22	2,332
PTC Therapeutics, Inc. (a)	44	2,150
Quest Diagnostics Incorporated	70	9,903
R1 RCM Holdco Inc. (a)	90	1,348
Regeneron Pharmaceuticals, Inc. (a)	68	55,901
Relay Therapeutics, Inc. (a)	59	973
Repligen Corporation (a)	33	5,513
ResMed Inc.	93	20,286
Roivant Sciences Ltd. (a) (b)	63	464
Royalty Pharma PLC - Class A	233	8,407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sage Therapeutics Inc. (a)	33	1,399
Sarepta Therapeutics, Inc. (a)	56	7,667
Seagen Inc. (a)	87	17,542
Select Medical Holdings Corporation	68	1,746
Sgry, LLC (a)	39	1,341
Shockwave Medical, Inc. (a)	23	4,906
Sotera Health LLC (a)	62	1,116
STAAR Surgical Company (a)	30	1,900
Steris Limited	63	11,963
Stryker Corporation	213	60,908
Syneos Health, Inc. - Class A (a)	63	2,259
Tandem Diabetes Care, Inc. (a)	42	1,692
Teladoc Health, Inc. (a)	102	2,639
Teleflex Incorporated	30	7,488
Tenet Healthcare Corporation (a)	69	4,113
The Cooper Companies, Inc.	31	11,759
The Ensign Group, Inc.	34	3,289
Thermo Fisher Scientific Inc.	248	143,049
Tilray Brands, Inc. (a)	388	981
Ultragenyx Pharmaceutical Inc. (a)	46	1,826
United Therapeutics Corporation (a)	29	6,465
UnitedHealth Group Incorporated	591	279,432
Universal Health Services, Inc. - Class B	41	5,170
Vaxcyte, Inc. (a)	42	1,569
Veeva Systems Inc. - Class A (a)	89	16,357
Vertex Pharmaceuticals Incorporated (a)	163	51,260
Viatris Inc.	779	7,490
VIR Biotechnology, Inc. (a)	48	1,109
Waters Corporation (a)	37	11,588
West Pharmaceutical Services, Inc.	47	16,175
Zimmer Biomet Holdings, Inc.	132	17,097
Zoetis Inc. - Class A	295	49,090
		3,433,729
Consumer Staples 0.4%
Walgreens Boots Alliance, Inc.	451	15,610
Materials 0.2%
AptarGroup, Inc.	42	4,946
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	657	874
		5,820
Total Common Stocks (cost $2,157,303)		3,455,159
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (c) (d)	11,113	11,113
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	1,495	1,495
Total Short Term Investments (cost $12,608)		12,608
Total Investments 100.1% (cost $2,169,911)		3,467,767
Other Derivative Instruments 0.0%		151
Other Assets and Liabilities, Net (0.1)%		(2,007)
Total Net Assets 100.0%		3,465,911

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	108	June 2023	13,814	151	432

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,455,159	—	—	3,455,159
Short Term Investments	12,608	—	—	12,608
	3,467,767	—	—	3,467,767
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	432	—	—	432
	432	—	—	432

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 95.4%
3M Company	30	3,159
A. O. Smith Corporation	7	477
AAON, Inc.	2	221
ABM Industries Incorporated	4	163
Acuity Brands, Inc.	2	320
Advanced Drainage Systems, Inc.	3	292
AECOM	8	640
Aerojet Rocketdyne Holdings, Inc. (a)	4	231
AeroVironment, Inc. (a)	1	118
AGCO Corporation	3	455
Air Lease Corporation - Class A	6	221
Air Transport Services Group, Inc. (a)	3	63
Alaska Air Group, Inc. (a)	7	289
Allegion Public Limited Company	5	510
American Airlines Group Inc. (a)	35	521
AMETEK, Inc.	12	1,811
APi Group Corp (a)	11	246
Applied Industrial Technologies, Inc.	2	298
Arcosa, Inc.	3	166
Armstrong World Industries, Inc.	2	177
Atkore Inc. (a)	2	296
Automatic Data Processing, Inc.	23	5,018
Avis Budget Group, Inc. (a)	1	264
Axon Enterprise, Inc. (a)	4	827
Beacon Roofing Supply, Inc. (a)	3	162
Bloom Energy Corporation - Class A (a)	10	194
Booz Allen Hamilton Holding Corporation - Class A	7	666
Brady Corporation - Class A	3	138
Builders FirstSource, Inc. (a)	8	710
BWXT Government Group, Inc.	5	313
C.H. Robinson Worldwide, Inc.	6	636
Carlisle Companies Incorporated	3	636
Carrier Global Corporation	45	2,077
Casella Waste Systems, Inc. - Class A (a)	3	228
Caterpillar Inc.	28	6,481
CBIZ, Inc. (a)	3	134
Chart Industries, Inc. (a)	2	304
Cintas Corporation	5	2,168
Clean Harbors, Inc. (a)	3	390
Comfort Systems USA, Inc.	2	284
Core & Main, Inc. - Class A (a) (b)	4	94
Crane Holdings, Co.	3	295
CSX Corporation	115	3,439
Cummins Inc.	8	1,848
Curtiss-Wright Corporation	2	367
Deere & Company	15	6,075
Delta Air Lines, Inc. (a)	35	1,213
Donaldson Company, Inc.	7	435
Dover Corporation	8	1,160
Dycom Industries, Inc. (a)	2	151
Eaton Corporation Public Limited Company	22	3,702
EMCOR Group, Inc.	3	421
Emerson Electric Co.	31	2,720
Encore Wire Corporation	1	187
EnerSys	2	193
EnPro Industries, Inc.	1	120
Equifax Inc.	7	1,350
ESAB Corporation	3	166
Evoqua Water Technologies Corp. (a)	7	328
Expeditors International of Washington, Inc.	9	953
Exponent, Inc.	3	274
Fastenal Company	31	1,680
Federal Signal Corporation	3	179
FedEx Corporation	13	2,878
First Advantage Corporation (a)	3	42
Flowserve Corporation	7	242
Fluor Corporation (a)	8	239
Fortune Brands Innovations, Inc.	7	409
Forward Air Corporation	1	156
Franklin Electric Co., Inc.	2	199
Frontier Group Holdings, Inc. (a) (b)	2	19
FTI Consulting, Inc. (a)	2	369
Gates Industrial Corporation PLC (a)	5	75
GATX Corporation	2	211
Generac Holdings Inc. (a)	3	372
General Dynamics Corporation	12	2,790
General Electric Company	59	5,660
GMS Inc. (a)	2	131
Graco Inc.	9	669
GXO Logistics Inc. (a)	6	325
Hayward Holdings, Inc. (a)	6	72
HEICO Corporation	2	370
HEICO Corporation - Class A	4	516
Helios Technologies, Inc.	2	116
Herc Holdings Inc.	1	155
Hertz Global Holdings, Inc. (a)	9	151
Hexcel Corporation	5	312
Hillenbrand, Inc.	4	179
Honeywell International Inc.	36	6,949
Howmet Aerospace Inc.	20	848
Hub Group, Inc. - Class A (a)	2	149
Hubbell Incorporated	3	710
Huntington Ingalls Industries, Inc.	2	449
ICF International, Inc.	1	101
IDEX Corporation	4	947
Illinois Tool Works Inc.	15	3,678
Ingersoll Rand Inc.	22	1,278
Insperity, Inc.	2	236
ITT Inc.	4	388
J. B. Hunt Transport Services, Inc.	4	787
Jacobs Engineering Group Inc.	7	815
JetBlue Airways Corporation (a)	18	128
Joby Aviation, Inc. - Class A (a) (b)	16	68
John Bean Technologies Corporation	2	191
Johnson Controls International Public Limited Company	37	2,255
Kadant Inc.	1	130
KBR, Inc.	7	411
Kennametal Inc.	4	118
Kirby Corporation (a)	3	227
Knight-Swift Transportation Holdings Inc. - Class A	9	494
Korn Ferry	3	151
L3Harris Technologies, Inc.	10	2,027
Landstar System, Inc.	2	350
LegalZoom.com, Inc. (a)	5	47
Lennox International Inc.	2	441
Lincoln Electric Holdings, Inc.	3	531
Lockheed Martin Corporation	12	5,845
ManpowerGroup Inc.	3	227
Masco Corporation	12	610
MasTec, Inc. (a)	3	303
Matson Intermodal - Paragon, Inc.	2	125
MAXIMUS, Inc.	3	259
McGrath RentCorp	1	122
MDU Resources Group, Inc.	11	337
Mercury Systems, Inc. (a)	3	161
Mine Safety Appliances Company, LLC	2	268
Moog Inc. - Class A	2	159
MSC Industrial Direct Co., Inc. - Class A	3	216
Mueller Industries, Inc.	3	227
Nordson Corporation	3	650
Norfolk Southern Corporation	12	2,638
Northrop Grumman Corporation	8	3,612
NV5 Global, Inc. (a)	1	68
Nvent Electric Public Limited Company	9	389
Old Dominion Freight Line, Inc.	5	1,679
Oshkosh Corporation	4	296
Otis Worldwide Corporation	23	1,912
Owens Corning	5	487
PACCAR Inc	28	2,073
Parker-Hannifin Corporation	7	2,344
Parsons Corporation (a)	2	80
Paychex, Inc.	17	1,999
Pentair Public Limited Company	9	494
Plug Power Inc. (a) (b)	29	334
Quanta Services, Inc.	8	1,291

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Raytheon Technologies Corporation	80	7,807
RBC Bearings Incorporated (a)	2	367
Regal Rexnord Corporation	4	506
Republic Services, Inc.	11	1,510
Resideo Technologies, Inc. (a)	8	145
Robert Half International Inc.	6	475
Rocket Lab USA, Inc. - Class A (a)	12	47
Rockwell Automation, Inc.	6	1,833
Ryder System, Inc.	3	244
Saia, Inc. (a)	1	391
Schneider National, Inc. - Class B	2	54
SiteOne Landscape Supply, Inc. (a)	2	336
Snap-on Incorporated	3	713
Southwest Airlines Co.	32	1,051
Spirit AeroSystems Holdings, Inc. - Class A	6	198
Spirit Airlines	6	100
SPX Technologies, Inc. (a)	2	174
Stanley Black & Decker, Inc.	8	648
Stericycle, Inc. (a)	5	219
Terex Corporation	4	179
Tetra Tech, Inc.	3	420
Textron Inc.	11	802
The AZEK Company Inc. - Class A (a)	6	140
The Boeing Company (a)	31	6,501
The Brink's Company	3	169
The Middleby Corporation (a)	3	430
The Timken Company	4	294
The Toro Company	6	626
Trane Technologies Public Limited Company	12	2,304
TransDigm Group Incorporated	3	2,088
TransUnion	10	651
Trex Company, Inc. (a)	6	290
Trinet Group, Inc. (a)	2	173
Trinity Industries, Inc.	4	110
Triton Container International Limited	3	202
U-Haul Holding Company	1	32
Unifirst Corporation	1	145
Union Pacific Corporation	33	6,701
United Airlines Holdings, Inc. (a)	18	787
United Parcel Service, Inc. - Class B	40	7,704
United Rentals, Inc.	4	1,488
Valmont Industries, Inc.	1	370
Verisk Analytics, Inc.	8	1,628
Vertiv Holdings Co - Class A	16	235
Vm Consolidated, Inc. - Class A (a)	8	131
W. W. Grainger, Inc.	2	1,681
Waste Management, Inc.	20	3,294
Watsco, Inc.	2	576
Watts Water Technologies, Inc. - Class A	1	250
Werner Enterprises, Inc.	3	146
WESCO International, Inc.	2	376
Westinghouse Air Brake Technologies Corporation	10	999
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	532
Woodward, Inc.	3	318
XPO, Inc. (a)	6	200
Xylem Inc.	10	1,026
Zurn Elkay Water Solutions Corporation	8	170
		191,406
Information Technology 1.5%
Advanced Energy Industries, Inc.	2	199
Dolby Laboratories, Inc. - Class A	3	286
Roper Technologies, Inc.	6	2,537
		3,022
Consumer Discretionary 0.8%
ADT, Inc.	11	83
Aramark	14	518
Pool Corporation	2	727
TopBuild Corp. (a)	2	362
		1,690
Materials 0.8%
Arconic Corporation (a)	5	145
ATI Inc. (a)	7	278
Avery Dennison Corporation	4	788
Louisiana-Pacific Corporation	4	211
Worthington Industries, Inc.	2	105
		1,527
Financials 0.7%
Global Payments Inc.	14	1,512
Consumer Staples 0.1%
Energizer Holdings, Inc.	4	123
Seaboard Corporation	—	57
		180
Health Care 0.1%
Enovis Corporation (a)	3	136
Total Common Stocks (cost $196,606)		199,473
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund, 4.48% (c) (d)	1,230	1,230
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	40	40
Total Short Term Investments (cost $1,270)		1,270
Total Investments 100.1% (cost $197,876)		200,743
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (0.1)%		(122)
Total Net Assets 100.0%		200,640

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	15	June 2023	1,510	19	32

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	199,473	—	—	199,473
Short Term Investments	1,270	—	—	1,270
	200,743	—	—	200,743

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	32	—	—	32
	32	—	—	32

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.1%
Information Technology 94.2%
Accenture Public Limited Company - Class A	297	84,969
ACI Worldwide, Inc. (a)	53	1,425
Adobe Inc. (a)	216	83,157
Advanced Micro Devices, Inc. (a)	761	74,562
Akamai Technologies, Inc. (a)	74	5,786
Alarm.Com Holdings, Inc. (a)	23	1,171
Allegro Microsystems Inc. (a)	31	1,500
Altair Engineering Inc. - Class A (a)	24	1,759
Alteryx, Inc. - Class A (a)	29	1,688
Ambarella Inc. (a)	18	1,384
Amkor Technology, Inc.	47	1,219
Amphenol Corporation - Class A	280	22,851
Analog Devices, Inc.	239	47,149
ANSYS, Inc. (a)	41	13,731
AppFolio, Inc. - Class A (a)	9	1,062
Appian Corporation - Class A (a)	20	878
Apple Inc.	5,218	860,405
Applied Materials, Inc.	397	48,815
AppLovin Corporation - Class A (a)	61	955
Arista Networks, Inc. (a)	117	19,607
Arrow Electronics, Inc. (a)	27	3,402
Asana, Inc. - Class A (a)	36	754
Atlassian Corporation - Class A (a)	71	12,102
Autodesk, Inc. (a)	102	21,290
Avnet, Inc.	43	1,934
Badger Meter, Inc.	14	1,682
Belden Inc.	21	1,834
Bentley Systems, Incorporated - Class B	92	3,969
Bill Holdings, Inc. (a)	46	3,742
Black Knight, Inc. (a)	73	4,225
Blackbaud, Inc. (a)	21	1,470
Blackline, Inc. (a)	25	1,697
Box, Inc. - Class A (a)	69	1,837
Broadcom Inc.	197	126,339
Cadence Design Systems, Inc. (a)	130	27,264
Calix, Inc. (a)	27	1,452
CCC Intelligent Solutions Holdings Inc. (a)	53	478
CDW Corp.	64	12,421
Ceridian HCM Holding Inc. (a)	72	5,281
Ciena Corporation (a)	70	3,653
Cirrus Logic, Inc. (a)	26	2,799
Cisco Systems, Inc.	1,937	101,274
Clear Secure, Inc. - Class A	35	926
Cloudflare, Inc. - Class A (a)	136	8,381
Cognex Corporation	81	4,037
Cognizant Technology Solutions Corporation - Class A	239	14,593
Coherent Corp. (a)	67	2,537
CommVault Systems, Inc. (a)	21	1,193
Confluent, Inc. - Class A (a)	70	1,681
Corning Incorporated	356	12,577
CrowdStrike Holdings, Inc. - Class A (a)	103	14,118
Cvent Holding Corp. (a)	33	275
Datadog, Inc. - Class A (a)	118	8,603
Dell Technologies Inc. - Class C	114	4,592
DigitalOcean Holdings, Inc. (a) (b)	30	1,185
Diodes Incorporated (a)	21	1,962
DocuSign, Inc. (a)	96	5,612
DoubleVerify Holdings, Inc. (a)	36	1,099
Dropbox, Inc. - Class A (a)	126	2,724
DXC Technology Company (a)	108	2,756
Dynatrace, Inc. (a)	102	4,309
E2Open Parent Holdings, Inc. - Class A (a)	83	481
Elastic N.V. (a)	36	2,087
Emersub CX, Inc. (a)	14	3,178
EngageSmart, Inc. (a)	15	297
Enphase Energy, Inc. (a)	64	13,413
Entegris, Inc.	70	5,737
Envestnet, Inc. (a)	26	1,511
EPAM Systems, Inc. (a)	27	8,155
ExlService Holdings, Inc. (a)	16	2,514
Extreme Networks, Inc. (a)	61	1,158
F5, Inc. (a)	28	4,090
Fabrinet (a)	17	2,042
Fair Isaac Corporation (a)	12	8,270
First Solar, Inc. (a)	47	10,170
Five9, Inc. (a)	33	2,421
Flex Ltd. (a)	212	4,884
Fortinet, Inc. (a)	304	20,221
Gartner, Inc. (a)	37	12,124
Gen Digital Inc.	266	4,571
Gitlab Inc. - Class A (a) (b)	28	944
GoDaddy Inc. - Class A (a)	73	5,667
Guidewire Software, Inc. (a)	38	3,109
Hewlett Packard Enterprise Company	605	9,636
HP, Inc.	407	11,948
HubSpot, Inc. (a)	23	9,786
Impinj, Inc. (a)	10	1,299
Informatica Inc. - Class A (a)	19	311
Insight Enterprises, Inc. (a)	14	2,036
Instructure Holdings, Inc. (a)	8	208
Intel Corporation	1,952	63,759
International Business Machines Corporation	426	55,816
Intuit Inc.	132	59,059
IPG Photonics Corporation (a)	16	1,965
Itron, Inc. (a)	20	1,135
Jabil Inc.	63	5,567
JAMF Holding Corp. (a)	22	428
JFROG Ltd (a)	30	585
Juniper Networks, Inc.	152	5,223
Keysight Technologies, Inc. (a)	84	13,555
KLA Corporation	65	26,055
Kulicke and Soffa Industries, Inc.	27	1,428
Kyndryl Holdings, Inc. (a)	101	1,492
Lam Research Corporation	64	33,704
Lattice Semiconductor Corporation (a)	64	6,133
Littelfuse, Inc.	12	3,223
Lumentum Holdings Inc. (a)	32	1,724
MACOM Technology Solutions Holdings, Inc. (a)	23	1,628
Manhattan Associates, Inc. (a)	30	4,617
Marvell Technology, Inc.	402	17,425
MaxLinear, Inc. (a)	35	1,246
Microchip Technology Incorporated	258	21,626
Micron Technology, Inc.	514	31,003
Microsoft Corporation	2,671	770,018
MicroStrategy Incorporated - Class A (a) (b)	5	1,329
MKS Instruments, Inc.	27	2,395
MongoDB, Inc. - Class A (a)	32	7,538
Monolithic Power Systems, Inc.	21	10,504
Motorola Solutions, Inc.	79	22,567
National Instruments Corporation	62	3,229
nCino, Inc. (a)	35	859
NCR Corporation (a)	67	1,570
NetApp, Inc.	102	6,491
NetScout Systems, Inc. (a)	33	956
New Relic, Inc. (a)	28	2,088
Novanta Inc. (a)	17	2,668
Nutanix, Inc. - Class A (a)	108	2,798
NVIDIA Corporation	1,160	322,136
NXP Semiconductors N.V.	123	22,877
Okta, Inc. - Class A (a)	71	6,159
On Semiconductor Corporation (a)	203	16,746
Onto Innovation Inc. (a)	24	2,082
Oracle Corporation	724	67,258
Pagerduty, Inc. (a) (b)	40	1,386
Palantir Technologies Inc. - Class A (a)	829	7,004
Palo Alto Networks, Inc. (a)	143	28,536
Paycom Software, Inc. (a)	23	6,959
PAYCOR HCM, Inc. (a)	24	626
Paylocity Holding Corporation (a)	19	3,859
Pegasystems Inc.	20	963
Perficient, Inc. (a)	17	1,234
Plexus Corp. (a)	13	1,228
Power Integrations, Inc.	27	2,267
Powerschool Holdings, Inc. - Class A (a)	16	309
Procore Technologies, Inc. (a)	33	2,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Progress Software Corporation	22	1,252
PTC Inc. (a)	50	6,387
Pure Storage, Inc. - Class A (a)	132	3,368
Q2 Holdings, Inc. (a)	27	677
Qorvo, Inc. (a)	47	4,799
Qualcomm Incorporated	525	67,043
Qualtrics International Inc. - Class A (a)	49	881
Qualys, Inc. (a)	16	2,117
Rambus Inc. (a)	51	2,597
Rapid7, Inc. (a)	29	1,330
RingCentral, Inc. - Class A (a)	36	1,100
Salesforce, Inc. (a)	472	94,263
Sanmina Corporation (a)	28	1,712
Seagate Technology Holdings Public Limited Company	90	5,960
SentinelOne, Inc. - Class A (a)	103	1,685
ServiceNow, Inc. (a)	96	44,443
Silicon Laboratories Inc. (a)	16	2,726
Sitime Corporation (a)	8	1,137
Skyworks Solutions, Inc.	75	8,849
Smartsheet Inc. - Class A (a)	61	2,911
Snowflake Inc. - Class A (a)	135	20,789
SolarEdge Technologies Ltd. (a)	27	8,063
Splunk Inc. (a)	70	6,747
Sprout Social, Inc. - Class A (a)	22	1,340
SPS Commerce, Inc. (a)	17	2,568
Squarespace, Inc. - Class A (a)	19	597
Super Micro Computer, Inc. (a)	23	2,418
Synaptics Incorporated (a)	19	2,059
Synopsys, Inc. (a)	72	27,754
TD SYNNEX Corporation	20	1,964
TE Connectivity Ltd. (c)	149	19,555
Teledyne Technologies Incorporated (a)	22	9,849
Tenable Holdings, Inc. (a)	54	2,585
Teradata Corporation (a)	47	1,908
Teradyne, Inc.	73	7,866
Texas Instruments Incorporated	427	79,466
Thoughtworks Holding, Inc. (a)	33	242
Trimble Inc. (a)	116	6,098
Tyler Technologies, Inc. (a)	20	6,941
Uipath, Inc. - Class A (a)	168	2,952
Unity Software Inc. (a) (b)	114	3,706
Universal Display Corporation	20	3,146
Varonis Systems, Inc. (a)	51	1,338
Verint Systems Inc. (a)	32	1,188
VeriSign, Inc. (a)	43	9,119
ViaSat, Inc. (a)	34	1,165
Viavi Solutions Inc. (a)	109	1,178
Vishay Intertechnology, Inc.	58	1,319
VMware, Inc. - Class A (a)	99	12,375
Vontier Corporation	75	2,052
Western Digital Corporation (a)	149	5,622
Wolfspeed, Inc. (a)	58	3,797
Workday, Inc. - Class A (a)	95	19,682
Workiva Inc. - Class A (a)	22	2,227
Xerox Holdings Corporation	55	841
Zebra Technologies Corporation - Class A (a)	24	7,732
Zoom Video Communications, Inc. - Class A (a)	102	7,519
Zscaler, Inc. (a)	40	4,637
		4,103,114
Financials 2.3%
Affirm Holdings, Inc. - Class A (a) (b)	102	1,147
Block, Inc. - Class A (a)	253	17,374
Coinbase Global, Inc. - Class A (a) (b)	74	5,008
Euronet Worldwide, Inc. (a)	22	2,466
EVERTEC, Inc.	31	1,036
Fidelity National Information Services, Inc.	279	15,167
Fiserv, Inc. (a)	300	33,927
FleetCor Technologies, Inc. (a)	35	7,311
Flywire Corporation (a)	31	898
Jack Henry & Associates, Inc.	34	5,179
Marqeta, Inc. - Class A (a)	199	909
Remitly Global, Inc. (a)	45	770
Robinhood Markets, Inc. - Class A (a) (b)	235	2,283
Shift4 Payments, LLC - Class A (a)	25	1,888
Toast, Inc. - Class A (a)	151	2,679
Wex, Inc. (a)	20	3,757
		101,799
Industrials 2.0%
Alight, Inc. - Class A (a)	143	1,317
ASGN Incorporated (a)	24	1,983
Broadridge Financial Solutions, Inc.	55	8,109
Caci International Inc. - Class A (a)	11	3,268
Clarivate PLC (a)	202	1,893
Concentrix Corporation	20	2,421
CSG Systems International, Inc.	14	765
Fortive Corporation	166	11,322
Genpact Limited	79	3,639
Leidos Holdings, Inc.	64	5,922
Lyft, Inc. - Class A (a)	156	1,445
Science Applications International Corporation	26	2,794
Sensata Technologies Holding PLC	71	3,578
SS&C Technologies Holdings, Inc.	103	5,831
Sterling Check Corp. (a)	12	134
SunPower Corporation (a) (b)	42	586
Sunrun Inc. (a)	100	2,018
TTEC Holdings, Inc.	9	352
Uber Technologies, Inc. (a)	940	29,786
		87,163
Communication Services 0.4%
Bumble Inc. - Class A (a)	45	873
Rumble Inc. - Class A (a) (b)	34	343
The Trade Desk, Inc. - Class A (a)	210	12,778
ZoomInfo Technologies Inc. - Class A (a)	127	3,144
		17,138
Consumer Discretionary 0.2%
Garmin Ltd.	72	7,277
Sonos, Inc. (a)	58	1,138
		8,415
Utilities 0.0%
Sunnova Energy International Inc. (a) (b)	49	764
Total Common Stocks (cost $2,836,597)		4,318,393
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund, 4.48% (d) (e)	21,852	21,852
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	6,243	6,243
Total Short Term Investments (cost $28,095)		28,095
Total Investments 99.8% (cost $2,864,692)		4,346,488
Other Derivative Instruments 0.0%		370
Other Assets and Liabilities, Net 0.2%		9,866
Total Net Assets 100.0%		4,356,724

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/28/15	14,075	19,555	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	168	June 2023	24,354	370	1,447

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,318,393	—	—	4,318,393
Short Term Investments	28,095	—	—	28,095
	4,346,488	—	—	4,346,488
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,447	—	—	1,447
	1,447	—	—	1,447

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 95.9%
Air Products and Chemicals, Inc.	48	13,655
Albemarle Corporation	25	5,544
Alcoa Corporation	38	1,612
Alpha Metallurgical Resources, Inc.	3	482
Ashland Inc.	11	1,098
Avient Corporation	18	753
Axalta Coating Systems Ltd. (a)	47	1,430
Balchem Corporation	7	866
Cabot Corporation	12	927
Celanese Corporation - Class A	21	2,325
CF Industries Holdings, Inc.	42	3,045
Cleveland-Cliffs Inc. (a)	110	2,022
Commercial Metals Company	25	1,226
Corteva, Inc.	153	9,203
Dow Inc.	151	8,272
DuPont de Nemours, Inc.	98	7,039
Eagle Materials Inc.	8	1,133
Eastman Chemical Company	25	2,145
Ecolab Inc.	53	8,781
Element Solutions Inc.	48	933
FMC Corporation	27	3,293
Freeport-McMoRan Inc.	306	12,518
H.B. Fuller Company	12	787
Hecla Mining Company	120	762
Huntsman Corporation	39	1,058
Ingevity Corporation (a)	8	536
Innospec Inc.	5	549
International Flavors & Fragrances Inc.	55	5,019
Legacy Vulcan Corp.	28	4,881
Linde Public Limited Company	105	37,478
Livent Corporation (a) (b)	38	834
LyondellBasell Industries N.V. - Class A	54	5,105
Martin Marietta Materials, Inc.	13	4,719
Minerals Technologies Inc.	7	418
MOS Holdings Inc.	73	3,344
MP Materials Corp. - Class A (a)	20	562
NewMarket Corporation	1	521
Newmont Corporation	170	8,330
Nucor Corporation	54	8,366
Olin Corporation	26	1,462
PPG Industries, Inc.	50	6,721
Quaker Chemical Corporation	3	582
Reliance Steel & Aluminum Co.	13	3,226
Royal Gold, Inc.	14	1,823
RPM International Inc.	28	2,411
Sensient Technologies Corporation	9	689
Southern Copper Corporation	18	1,388
Steel Dynamics, Inc.	36	4,037
Stepan Company	5	464
Summit Materials, Inc. - Class A (a)	25	722
Sylvamo Corporation	7	315
The Chemours Company	32	951
The Scotts Miracle-Gro Company (b)	9	610
The Sherwin-Williams Company	51	11,347
Tronox Holdings PLC	24	350
United States Steel Corporation	49	1,266
Westlake Corporation	7	851
		210,786
Industrials 1.7%
Boise Cascade Company	8	532
Simpson Manufacturing Co., Inc.	9	1,000
UFP Industries, Inc.	13	1,049
Univar Solutions Inc. (a)	35	1,225
		3,806
Health Care 1.4%
Avantor, Inc. (a)	144	3,051
Consumer Staples 0.3%
WD-40 Company	3	516
Energy 0.1%
Enviva, Inc. (b)	7	191
Total Common Stocks (cost $227,139)		218,350
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund, 4.48% (c) (d)	1,001	1,001
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	139	139
Total Short Term Investments (cost $1,140)		1,140
Total Investments 99.9% (cost $228,279)		219,490
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net 0.1%		290
Total Net Assets 100.0%		219,805

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	18	June 2023	1,470	25	81

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	218,350	—	—	218,350
Short Term Investments	1,140	—	—	1,140
	219,490	—	—	219,490
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	81	—	—	81
	81	—	—	81

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 97.8%
Information Technology 48.4%
Adobe Inc. (a)	185	71,334
Advanced Micro Devices, Inc. (a)	650	63,700
Analog Devices, Inc.	205	40,488
ANSYS, Inc. (a)	35	11,686
Apple Inc.	3,961	653,205
Applied Materials, Inc.	341	41,942
ASML Holding N.V. - ADR	36	24,241
Atlassian Corporation - Class A (a)	60	10,230
Autodesk, Inc. (a)	87	18,112
Broadcom Inc.	168	107,985
Cadence Design Systems, Inc. (a)	111	23,231
Cisco Systems, Inc.	1,656	86,565
Cognizant Technology Solutions Corporation - Class A	207	12,622
CrowdStrike Holdings, Inc. - Class A (a)	88	12,077
Datadog, Inc. - Class A (a)	118	8,554
Enphase Energy, Inc. (a)	55	11,521
Fortinet, Inc. (a)	315	20,929
Globalfoundries Inc. (a) (b)	220	15,859
Intel Corporation	1,668	54,491
Intuit Inc.	113	50,486
KLA Corporation	56	22,350
Lam Research Corporation	54	28,896
Marvell Technology, Inc.	344	14,881
Microchip Technology Incorporated	222	18,574
Micron Technology, Inc.	438	26,443
Microsoft Corporation	2,308	665,418
NVIDIA Corporation	998	277,142
NXP Semiconductors N.V.	104	19,478
Palo Alto Networks, Inc. (a)	122	24,344
Qualcomm Incorporated	452	57,649
Synopsys, Inc. (a)	62	23,808
Texas Instruments Incorporated	366	68,049
Workday, Inc. - Class A (a)	81	16,817
Zoom Video Communications, Inc. - Class A (a)	99	7,312
Zscaler, Inc. (a)	58	6,791
		2,617,210
Communication Services 15.9%
Activision Blizzard, Inc.	315	27,001
Alphabet Inc. - Class A (a)	1,892	196,216
Alphabet Inc. - Class C (a)	1,856	192,989
Comcast Corporation - Class A	1,700	64,459
Electronic Arts Inc.	111	13,405
Former Charter Communications Parent, Inc. - Class A (a)	62	22,092
Meta Platforms, Inc. - Class A (a)	899	190,526
Netflix, Inc. (a)	179	61,974
Sirius XM Holdings Inc. (b)	1,568	6,224
T-Mobile USA, Inc. (a)	494	71,490
Warner Bros. Discovery, Inc. - Series A (a)	979	14,781
		861,157
Consumer Discretionary 14.6%
Airbnb, Inc. - Class A (a)	166	20,607
Amazon.com, Inc. (a)	3,191	329,635
Booking Holdings Inc. (a)	15	40,364
eBay Inc.	219	9,706
JD.com, Inc. - Class A - ADR	186	8,172
Lucid Group, Inc. (a) (b)	744	5,983
Lululemon Athletica Canada Inc. (a)	49	17,954
Marriott International, Inc. - Class A	125	20,694
MercadoLibre S.R.L (a)	20	26,721
O'Reilly Automotive, Inc. (a)	25	21,244
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	241	18,263
Rivian Automotive, Inc. - Class A (a) (b)	368	5,698
Ross Stores, Inc.	140	14,847
Starbucks Corporation	463	48,178
Tesla Inc. (a)	985	204,371
		792,437
Health Care 6.1%
Align Technology, Inc. (a)	31	10,521
Amgen Inc.	215	51,996
AstraZeneca PLC - ADR	246	17,093
Biogen Inc. (a)	58	16,139
DexCom, Inc. (a)	156	18,089
Gilead Sciences, Inc.	506	41,948
IDEXX Laboratories, Inc. (a)	33	16,695
Illumina, Inc. (a)	63	14,745
Intuitive Surgical, Inc. (a)	142	36,260
Moderna, Inc. (a)	155	23,784
Regeneron Pharmaceuticals, Inc. (a)	43	35,467
Seagen Inc. (a)	75	15,153
Vertex Pharmaceuticals Incorporated (a)	103	32,601
		330,491
Consumer Staples 5.8%
Costco Wholesale Corporation	179	89,097
Dollar Tree, Inc. (a)	89	12,799
Keurig Dr Pepper Inc.	571	20,141
Kraft Foods Group, Inc.	494	19,094
Mondelez International, Inc. - Class A	550	38,379
Monster Beverage 1990 Corporation (a)	421	22,718
PepsiCo, Inc.	555	101,239
Walgreens Boots Alliance, Inc.	349	12,055
		315,522
Industrials 4.3%
Automatic Data Processing, Inc.	167	37,227
Cintas Corporation	41	18,938
Copart, Inc. (a)	192	14,440
CoStar Group, Inc. (a)	164	11,287
CSX Corporation	832	24,911
Fastenal Company	231	12,453
Honeywell International Inc.	270	51,551
Old Dominion Freight Line, Inc.	45	15,179
PACCAR Inc	210	15,392
Paychex, Inc.	145	16,647
Verisk Analytics, Inc.	63	12,095
		230,120
Financials 1.2%
Fiserv, Inc. (a)	255	28,824
PayPal Holdings, Inc. (a)	460	34,897
		63,721
Utilities 1.1%
American Electric Power Company, Inc.	207	18,847
Constellation Energy Group, Inc.	132	10,348
Exelon Corporation	401	16,780
Xcel Energy Inc.	221	14,877
		60,852
Energy 0.4%
Baker Hughes Company - Class A	404	11,650
Diamondback Energy, Inc.	75	10,155
		21,805
Total Common Stocks (cost $3,525,209)		5,293,315
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.7%
JNL Government Money Market Fund, 4.48% (c) (d)	92,309	92,309
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	17,775	17,775
Total Short Term Investments (cost $110,084)		110,084
Total Investments 99.8% (cost $3,635,293)		5,403,399
Other Derivative Instruments 0.0%		1,652
Other Assets and Liabilities, Net 0.2%		6,969
Total Net Assets 100.0%		5,412,020

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	390	June 2023	96,151	1,652	7,603

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,293,315	—	—	5,293,315
Short Term Investments	110,084	—	—	110,084
	5,403,399	—	—	5,403,399
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7,603	—	—	7,603
	7,603	—	—	7,603

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.2%
Real Estate 94.4%
Agree Realty Corporation	13	880
Alexandria Real Estate Equities, Inc.	23	2,862
American Homes 4 Rent - Class A	45	1,400
American Tower Corporation	67	13,768
Americold Realty Trust	39	1,108
Apartment Income REIT Corp.	21	770
Apple Hospitality REIT, Inc.	31	476
AvalonBay Communities, Inc.	20	3,402
Boston Properties, Inc.	21	1,120
Brixmor Property Group Inc.	44	937
Broadstone Net Lease, Inc.	25	425
Camden Property Trust	16	1,672
CBRE Group, Inc. - Class A (a)	46	3,329
Corporate Office Properties Trust	16	384
Cousins Properties Incorporated	22	472
Crown Castle Inc.	63	8,386
Cubesmart, L.P.	33	1,504
Cushman & Wakefield PLC (a)	23	247
DiamondRock Alpharetta Tenant, LLC	30	245
Digital Realty Trust, Inc.	42	4,090
DigitalBridge Group, Inc. - Class A	21	249
Douglas Emmett, Inc.	25	313
EastGroup Properties, Inc.	6	1,044
EPR Properties	11	412
Equinix, Inc.	13	9,655
Equity Commonwealth	16	327
Equity Lifestyle Properties, Inc.	25	1,701
Equity Residential	49	2,957
Essential Properties Realty Trust, Inc.	21	510
Essex Property Trust, Inc.	9	1,956
eXp World Holdings, Inc. (b)	11	134
Extra Space Storage Inc.	19	3,157
Federal Realty Investment Trust	11	1,047
First Industrial Realty Trust, Inc.	19	1,017
Four Corners Property Trust, Inc.	12	325
Gaming and Leisure Properties, Inc.	37	1,941
Healthpeak Properties, Inc.	79	1,740
Highwoods Properties, Inc.	15	352
Host Hotels & Resorts, Inc.	104	1,708
Independence Realty Trust, Inc.	33	523
Innovative Industrial Properties, Inc.	4	307
Invitation Homes Inc.	84	2,625
Iron Mountain Incorporated	42	2,226
iStar Inc (a)	6	162
JBG Smith Properties	14	215
Jones Lang LaSalle Incorporated (a)	7	1,002
Kennedy-Wilson Holdings, Inc.	17	280
Kilroy Realty Corporation	15	497
Kite Realty Naperville, LLC	32	662
KRC Interim Corp.	90	1,749
Lamar Advertising Company - Class A	13	1,260
Life Storage Inc.	12	1,614
LXP Industrial Trust	40	410
Medical Properties Trust, Inc. (b)	87	714
Mid-America Apartment Communities, Inc.	17	2,524
National Health Investors, Inc.	6	323
National Retail Properties, Inc.	26	1,163
National Storage Affiliates Trust	12	509
New Wework Inc. - Class A (a) (b)	35	27
Omega Healthcare Investors, Inc.	34	928
OUTFRONT Media Inc.	21	342
Park Hotels & Resorts Inc.	32	401
Pebblebrook Hotel Trust	19	266
Phillips Edison & Company, Inc.	17	556
Physicians Realty Trust	33	492
PotlatchDeltic Corporation	12	577
ProLogis Inc.	134	16,666
Public Storage	23	6,911
Rayonier Inc.	21	708
Realty Income Corporation	91	5,746
Regency Centers Corporation	22	1,366
Retail Opportunity Investments Corp.	18	251
Rexford Industrial Realty, Inc.	27	1,634
RLJ III-EM Columbus Lessee, LLC	23	248
Ryman Hospitality Properties, Inc.	8	719
Sabra Health Care REIT, Inc.	33	383
SBA Communications Corporation - Class A	16	4,079
Simon Property Group, Inc.	47	5,297
SITE Centers Corp.	27	327
SL Green Realty Corp. (b)	9	218
Spirit Realty Capital, Inc.	20	808
STAG Industrial, Inc.	26	880
Sun Communities, Inc.	18	2,526
Sunstone Hotel Investors, Inc.	30	300
Terreno Realty Corporation	11	683
The Howard Hughes Corporation (a)	5	397
The Macerich Company	31	334
The St. Joe Company	5	203
UDR, Inc.	45	1,839
Uniti Group Inc.	34	121
Ventas, Inc.	58	2,509
VICI Properties Inc.	145	4,738
Vornado Realty Trust	23	357
W.P. Carey Inc.	30	2,361
Welltower Inc.	68	4,902
Weyerhaeuser Company	106	3,195
Xenia Hotels & Resorts, Inc.	16	215
		171,297
Financials 2.6%
AGNC Investment Corp.	83	837
Annaly Capital Management, Inc.	67	1,288
Arbor Realty Trust, Inc. (b)	25	284
Blackstone Mortgage Trust, Inc. - Class A	25	445
Claros Mortgage Trust, Inc.	18	205
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	13	366
Rithm Capital Corp.	68	547
Starwood Property Trust, Inc. (b)	45	790
		4,762
Industrials 2.2%
CoStar Group, Inc. (a)	59	4,042
Total Common Stocks (cost $220,020)		180,101
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund, 4.48% (c) (d)	916	916
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	731	731
Total Short Term Investments (cost $1,647)		1,647
Total Investments 100.1% (cost $221,667)		181,748
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net (0.1)%		(213)
Total Net Assets 100.0%		181,569

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	35	June 2023	1,569	34	43

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	180,101	—	—	180,101
Short Term Investments	1,647	—	—	1,647
	181,748	—	—	181,748
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	43	—	—	43
	43	—	—	43

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.0%
Information Technology 25.8%
Accenture Public Limited Company - Class A	207	59,037
Adobe Inc. (a)	150	57,747
Advanced Micro Devices, Inc. (a) (b)	529	51,799
Akamai Technologies, Inc. (a) (b)	49	3,810
Amphenol Corporation - Class A (b)	193	15,768
Analog Devices, Inc.	165	32,539
ANSYS, Inc. (a)	29	9,632
Apple Inc.	4,868	802,751
Applied Materials, Inc.	276	33,896
Arista Networks, Inc. (a)	82	13,786
Autodesk, Inc. (a)	71	14,756
Broadcom Inc.	137	87,751
Cadence Design Systems, Inc. (a)	88	18,586
CDW Corp. (b)	45	8,762
Ceridian HCM Holding Inc. (a) (b)	51	3,760
Cisco Systems, Inc.	1,342	70,155
Cognizant Technology Solutions Corporation - Class A	167	10,173
Corning Incorporated (b)	244	8,606
DXC Technology Company (a)	70	1,796
Enphase Energy, Inc. (a)	45	9,357
EPAM Systems, Inc. (a)	19	5,567
F5, Inc. (a) (b)	19	2,816
Fair Isaac Corporation (a)	8	5,786
First Solar, Inc. (a)	32	6,915
Fortinet, Inc. (a)	210	13,984
Gartner, Inc. (a)	26	8,367
Gen Digital Inc. (b)	198	3,394
Hewlett Packard Enterprise Company (b)	417	6,647
HP, Inc.	276	8,109
Intel Corporation (b)	1,344	43,918
International Business Machines Corporation (b)	297	38,929
Intuit Inc.	92	41,124
Juniper Networks, Inc.	99	3,419
Keysight Technologies, Inc. (a)	58	9,391
KLA Corporation	46	18,192
Lam Research Corporation	44	23,424
Microchip Technology Incorporated (b)	183	15,304
Micron Technology, Inc.	356	21,500
Microsoft Corporation	2,437	702,444
Monolithic Power Systems, Inc.	15	7,560
Motorola Solutions, Inc.	54	15,565
NetApp, Inc.	71	4,513
NVIDIA Corporation	805	223,662
NXP Semiconductors N.V. (b)	85	15,937
On Semiconductor Corporation (a) (b)	139	11,479
Oracle Corporation	501	46,526
Paycom Software, Inc. (a) (b)	16	4,710
PTC Inc. (a)	34	4,340
Qorvo, Inc. (a)	35	3,536
Qualcomm Incorporated	367	46,809
Roper Technologies, Inc.	35	15,461
Salesforce, Inc. (a)	328	65,518
Seagate Technology Holdings Public Limited Company (b)	63	4,195
ServiceNow, Inc. (a)	66	30,817
Skyworks Solutions, Inc.	54	6,337
SolarEdge Technologies Ltd. (a) (b)	19	5,622
Synopsys, Inc. (a)	50	19,460
TE Connectivity Ltd. (c)	102	13,438
Teledyne Technologies Incorporated (a)	15	6,820
Teradyne, Inc.	52	5,590
Texas Instruments Incorporated	295	54,925
Trimble Inc. (a)	82	4,310
Tyler Technologies, Inc. (a)	13	4,691
VeriSign, Inc. (a)	30	6,399
Western Digital Corporation (a) (b)	112	4,200
Zebra Technologies Corporation - Class A (a)	17	5,454
		2,931,571
Health Care 14.1%
Abbott Laboratories	573	57,989
AbbVie Inc.	578	92,085
Agilent Technologies, Inc.	96	13,325
Align Technology, Inc. (a)	24	7,903
AmerisourceBergen Corporation (b)	54	8,615
Amgen Inc.	176	42,458
Baxter International Inc.	169	6,839
Becton, Dickinson and Company	92	22,828
Biogen Inc. (a) (b)	46	12,891
Bio-Rad Laboratories, Inc. - Class A (a)	7	3,406
Bio-Techne Corporation	50	3,700
Boston Scientific Corporation (a)	466	23,312
Bristol-Myers Squibb Company	691	47,903
Cardinal Health, Inc.	86	6,462
Catalent, Inc. (a)	58	3,779
Centene Corporation (a)	180	11,395
Charles River Laboratories International, Inc. (a) (b)	16	3,259
Cigna Corporation	97	24,812
CVS Health Corporation	420	31,234
Danaher Corporation	215	54,097
DaVita Inc. (a)	22	1,756
Dentsply Sirona Inc. (b)	69	2,724
DexCom, Inc. (a)	126	14,671
Edwards Lifesciences Corporation (a)	203	16,831
Elevance Health, Inc.	78	36,018
Eli Lilly and Company	258	88,515
GE HealthCare Technologies Inc. (a) (b)	118	9,702
Gilead Sciences, Inc.	408	33,892
HCA Healthcare, Inc.	69	18,319
Henry Schein, Inc. (a)	46	3,754
Hologic, Inc. (a)	80	6,480
Humana Inc.	42	20,155
IDEXX Laboratories, Inc. (a)	27	13,433
Illumina, Inc. (a)	53	12,218
Incyte Corporation (a)	62	4,467
Insulet Corporation (a) (b)	23	7,251
Intuitive Surgical, Inc. (a)	115	29,449
IQVIA Holdings Inc (a)	62	12,294
Johnson & Johnson	856	132,728
Laboratory Corporation of America Holdings (b)	29	6,557
McKesson Corporation	45	15,959
Medtronic, Inc.	435	35,074
Merck & Co., Inc.	828	88,104
Mettler-Toledo International Inc. (a)	7	11,135
Moderna, Inc. (a) (b)	107	16,400
Molina Healthcare, Inc. (a)	19	5,081
Organon & Co. (b)	82	1,920
PerkinElmer, Inc.	41	5,473
Pfizer Inc.	1,836	74,901
Quest Diagnostics Incorporated (b)	38	5,330
Regeneron Pharmaceuticals, Inc. (a)	35	29,062
ResMed Inc.	48	10,503
Steris Limited (b)	33	6,359
Stryker Corporation (b)	110	31,525
Teleflex Incorporated (b)	15	3,786
The Cooper Companies, Inc.	16	5,873
Thermo Fisher Scientific Inc.	129	74,099
UnitedHealth Group Incorporated	306	144,533
Universal Health Services, Inc. - Class B	22	2,739
Vertex Pharmaceuticals Incorporated (a)	85	26,662
Viatris Inc.	377	3,624
Waters Corporation (a)	19	6,025
West Pharmaceutical Services, Inc.	24	8,229
Zimmer Biomet Holdings, Inc.	67	8,646
Zoetis Inc. - Class A (b)	151	25,163
		1,595,711
Financials 12.8%
AFLAC Incorporated	183	11,824
American Express Company	197	32,415
American International Group, Inc.	246	12,384
Ameriprise Financial, Inc.	35	10,812
AON Public Limited Company - Class A	67	21,112
Arch Capital Group Ltd. (a)	119	8,093
Arthur J. Gallagher & Co. (b)	68	13,047
Assurant, Inc.	17	2,062

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bank of America Corporation	2,288	65,426
Berkshire Hathaway Inc. - Class B (a)	590	182,259
BlackRock, Inc.	49	32,875
Brown & Brown, Inc.	79	4,536
Capital One Financial Corporation	126	12,131
Cboe Global Markets, Inc.	34	4,575
Chubb Limited	136	26,492
Cincinnati Financial Corporation	54	6,009
Citigroup Inc.	635	29,754
Citizens Financial Group, Inc.	157	4,780
CME Group Inc. - Class A	117	22,428
Comerica Incorporated	40	1,723
Discover Financial Services	90	8,913
Everest Re Group, Ltd.	13	4,816
FactSet Research Systems Inc.	13	5,274
Fidelity National Information Services, Inc.	195	10,605
Fifth Third Bancorp	219	5,847
First Republic Bank (b)	60	842
Fiserv, Inc. (a) (b)	206	23,268
FleetCor Technologies, Inc. (a)	23	4,874
Franklin Resources, Inc. (b)	90	2,429
Global Payments Inc.	86	9,036
Globe Life Inc.	28	3,119
Huntington Bancshares Incorporated	475	5,322
Intercontinental Exchange, Inc.	181	18,885
Invesco Ltd. (b)	156	2,562
Jack Henry & Associates, Inc. (b)	23	3,457
JPMorgan Chase & Co.	961	125,255
KeyCorp	316	3,951
Lincoln National Corporation	53	1,198
Loews Corporation	62	3,602
M&T Bank Corporation (b)	56	6,696
MarketAxess Holdings Inc. (b)	13	4,938
Marsh & Mclennan Companies, Inc.	161	26,737
MasterCard Incorporated - Class A	276	100,449
MetLife, Inc.	216	12,534
Moody's Corporation	52	15,868
Morgan Stanley	428	37,568
MSCI Inc. - Class A	26	14,572
Nasdaq, Inc.	105	5,741
Northern Trust Corporation	66	5,777
PayPal Holdings, Inc. (a)	375	28,453
Principal Financial Group, Inc. (b)	70	5,235
Prudential Financial, Inc.	122	10,109
Raymond James Financial, Inc. (b)	65	6,081
Regions Financial Corporation	300	5,566
S&P Global Inc.	109	37,439
State Street Corporation	114	8,647
Synchrony Financial	146	4,235
T. Rowe Price Group, Inc. (b)	75	8,420
The Allstate Corporation	88	9,781
The Bank of New York Mellon Corporation (d)	239	10,838
The Charles Schwab Corporation	498	26,093
The Goldman Sachs Group, Inc.	110	35,986
The Hartford Financial Services Group, Inc.	104	7,258
The PNC Financial Services Group, Inc.	133	16,872
The Progressive Corporation	190	27,199
The Travelers Companies, Inc.	77	13,201
Truist Financial Corporation	427	14,576
U.S. Bancorp	458	16,528
Visa Inc. - Class A (b)	531	119,823
W. R. Berkley Corporation	67	4,186
Wells Fargo & Company (b)	1,250	46,715
Willis Towers Watson Public Limited Company	35	8,019
Zions Bancorporation, National Association	49	1,454
		1,451,586
Consumer Discretionary 10.0%
Advance Auto Parts, Inc.	20	2,375
Amazon.com, Inc. (a)	2,918	301,410
Aptiv PLC (a)	87	9,754
AutoZone, Inc. (a)	6	15,098
Bath & Body Works, Inc.	77	2,800
Best Buy Co., Inc. (b)	65	5,097
Booking Holdings Inc. (a) (b)	13	33,487
BorgWarner Inc. (b)	75	3,700
Caesars Entertainment, Inc. (a) (b)	67	3,279
CarMax, Inc. (a) (b)	52	3,346
Carnival Corporation (a) (b)	317	3,220
Chipotle Mexican Grill, Inc. (a)	9	15,486
D.R. Horton, Inc.	101	9,870
Darden Restaurants, Inc. (b)	40	6,236
Domino's Pizza, Inc. (b)	12	3,829
eBay Inc. (b)	183	8,105
ETSY, Inc. (a) (b)	40	4,501
Expedia Group, Inc. (a)	49	4,788
Ford Motor Company (b)	1,308	16,483
Garmin Ltd.	49	4,981
General Motors Company	463	16,972
Genuine Parts Company	45	7,545
Hasbro, Inc.	45	2,423
Hilton Worldwide Holdings Inc.	89	12,590
Las Vegas Sands Corp. (a) (b)	111	6,382
Lennar Corporation - Class A	80	8,440
LKQ Corporation	83	4,711
Lowe`s Companies, Inc.	198	39,580
Marriott International, Inc. - Class A	88	14,552
McDonald's Corporation	240	67,055
MGM Resorts International (b)	104	4,603
Mohawk Industries, Inc. (a)	16	1,637
Newell Brands Inc. (b)	119	1,475
NIKE, Inc. - Class B	410	50,241
Norwegian Cruise Line Holdings Ltd. (a) (b)	121	1,633
NVR, Inc. (a)	1	5,204
O'Reilly Automotive, Inc. (a)	21	17,415
Pool Corporation (b)	13	4,404
PulteGroup, Inc.	77	4,475
Ralph Lauren Corporation - Class A (b)	11	1,324
Ross Stores, Inc.	112	11,908
Royal Caribbean Cruises Ltd. (b)	71	4,651
Starbucks Corporation	374	38,893
Tapestry, Inc.	81	3,484
Tesla Inc. (a) (b)	880	182,632
The Home Depot, Inc.	334	98,666
The TJX Companies, Inc.	381	29,882
Tractor Supply Company (b)	36	8,402
Ulta Beauty, Inc. (a)	17	9,147
V.F. Corporation	106	2,424
Whirlpool Corporation (b)	18	2,382
Wynn Resorts, Limited (a) (b)	35	3,861
Yum! Brands, Inc.	92	12,088
		1,138,926
Industrials 8.6%
3M Company (b)	179	18,807
A. O. Smith Corporation (b)	46	3,147
Alaska Air Group, Inc. (a) (b)	41	1,714
Allegion Public Limited Company	29	3,056
American Airlines Group Inc. (a) (b)	210	3,099
AMETEK, Inc.	74	10,770
Automatic Data Processing, Inc.	136	30,317
Broadridge Financial Solutions, Inc. (b)	39	5,769
C.H. Robinson Worldwide, Inc. (b)	39	3,855
Carrier Global Corporation (b)	272	12,455
Caterpillar Inc.	170	38,981
Cintas Corporation	28	12,958
Copart, Inc. (a)	144	10,826
CoStar Group, Inc. (a)	136	9,397
CSX Corporation	684	20,492
Cummins Inc. (b)	45	10,809
Deere & Company	89	36,544
Delta Air Lines, Inc. (a)	217	7,583
Dover Corporation (b)	46	6,989
Eaton Corporation Public Limited Company	131	22,449
Emerson Electric Co.	187	16,298
Equifax Inc. (b)	41	8,364
Expeditors International of Washington, Inc.	51	5,641
Fastenal Company	185	9,967
FedEx Corporation	76	17,297
Fortive Corporation (b)	118	8,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a) (b)	20	2,189
General Dynamics Corporation (b)	74	16,897
General Electric Company (b)	355	33,920
Honeywell International Inc.	220	41,987
Howmet Aerospace Inc.	121	5,107
Huntington Ingalls Industries, Inc. (b)	13	2,599
IDEX Corporation (b)	24	5,568
Illinois Tool Works Inc. (b)	90	21,934
Ingersoll Rand Inc.	130	7,561
J. B. Hunt Transport Services, Inc.	26	4,637
Jacobs Engineering Group Inc.	41	4,857
Johnson Controls International Public Limited Company	221	13,299
L3Harris Technologies, Inc.	62	12,147
Leidos Holdings, Inc.	44	4,076
Lockheed Martin Corporation	74	35,158
Masco Corporation (b)	77	3,806
Nordson Corporation	18	3,981
Norfolk Southern Corporation	75	15,975
Northrop Grumman Corporation	47	21,701
Old Dominion Freight Line, Inc. (b)	30	10,313
Otis Worldwide Corporation	137	11,577
PACCAR Inc	167	12,259
Parker-Hannifin Corporation	42	13,972
Paychex, Inc. (b)	107	12,246
Pentair Public Limited Company (b)	54	3,000
Quanta Services, Inc. (b)	48	7,921
Raytheon Technologies Corporation	482	47,163
Republic Services, Inc.	68	9,147
Robert Half International Inc. (b)	34	2,778
Rockwell Automation, Inc. (b)	37	10,969
Rollins, Inc. (b)	75	2,813
Snap-on Incorporated (b)	17	4,229
Southwest Airlines Co. (b)	190	6,188
Stanley Black & Decker, Inc. (b)	48	3,904
Textron Inc. (b)	68	4,830
The Boeing Company (a) (b)	184	39,101
Trane Technologies Public Limited Company (b)	75	13,809
TransDigm Group Incorporated	17	12,438
Union Pacific Corporation (b)	201	40,417
United Airlines Holdings, Inc. (a) (b)	105	4,630
United Parcel Service, Inc. - Class B (b)	238	46,117
United Rentals, Inc. (b)	23	9,087
Verisk Analytics, Inc. (b)	51	9,723
W. W. Grainger, Inc.	15	10,178
Waste Management, Inc.	121	19,814
Westinghouse Air Brake Technologies Corporation	57	5,804
Xylem Inc. (b)	61	6,364
		973,817
Communication Services 8.0%
Activision Blizzard, Inc.	237	20,264
Alphabet Inc. - Class A (a)	1,950	202,322
Alphabet Inc. - Class C (a) (b)	1,700	176,748
AT&T Inc.	2,326	44,766
Comcast Corporation - Class A	1,377	52,199
Dish Network Corporation - Class A (a) (b)	82	764
Electronic Arts Inc.	85	10,269
Former Charter Communications Parent, Inc. - Class A (a)	35	12,494
Fox Corporation - Class A (b)	100	3,395
Fox Corporation - Class B	45	1,395
Live Nation Entertainment, Inc. (a)	47	3,268
Match Group, Inc. (a)	90	3,473
Meta Platforms, Inc. - Class A (a)	729	154,406
Netflix, Inc. (a)	145	50,227
News Corporation - Class A (b)	129	2,236
News Corporation - Class B	37	652
Omnicom Group Inc.	64	6,076
Paramount Global - Class B (b)	165	3,678
Take-Two Interactive Software, Inc. (a) (b)	51	6,052
The Interpublic Group of Companies, Inc. (b)	130	4,841
The Walt Disney Company (a)	599	59,982
T-Mobile USA, Inc. (a) (b)	194	28,139
Verizon Communications Inc.	1,370	53,277
Warner Bros. Discovery, Inc. - Series A (a) (b)	703	10,622
		911,545
Consumer Staples 7.2%
Altria Group, Inc.	588	26,215
Archer-Daniels-Midland Company	179	14,246
Brown-Forman Corporation - Class B	61	3,917
Bunge Limited (b)	49	4,684
Campbell Soup Company (b)	62	3,401
Church & Dwight Co., Inc. (b)	79	6,940
Colgate-Palmolive Company	273	20,508
Conagra Brands, Inc. (b)	155	5,836
Constellation Brands, Inc. - Class A	53	11,998
Costco Wholesale Corporation	145	71,836
Dollar General Corporation (b)	73	15,458
Dollar Tree, Inc. (a)	68	9,795
General Mills, Inc.	193	16,517
Hormel Foods Corporation (b)	93	3,705
Kellogg Company (b)	84	5,627
Keurig Dr Pepper Inc.	279	9,859
Kimberly-Clark Corporation	112	15,039
Kraft Foods Group, Inc.	267	10,326
Lamb Weston Holdings, Inc. (b)	49	5,071
McCormick & Company, Incorporated (b)	84	6,986
Molson Coors Beverage Company - Class B (b)	62	3,224
Mondelez International, Inc. - Class A	445	31,022
Monster Beverage 1990 Corporation (a)	247	13,325
PepsiCo, Inc.	451	82,219
Philip Morris International Inc.	507	49,294
Sysco Corporation	164	12,696
Target Corporation (b)	151	24,968
The Clorox Company (b)	40	6,373
The Coca-Cola Company	1,275	79,089
The Estee Lauder Companies Inc. - Class A (b)	76	18,659
The Hershey Company	49	12,423
The J. M. Smucker Company (b)	35	5,461
The Kroger Co.	210	10,362
The Procter & Gamble Company (b)	774	115,024
Tyson Foods, Inc. - Class A	94	5,603
Walgreens Boots Alliance, Inc.	231	7,985
Walmart Inc.	459	67,681
		813,372
Energy 4.6%
Apa Corp.	109	3,915
Baker Hughes Company - Class A	327	9,426
Chevron Corporation	581	94,748
ConocoPhillips	401	39,743
Coterra Energy Inc. (b)	258	6,337
Devon Energy Corporation	217	10,979
Diamondback Energy, Inc. (b)	59	8,039
EOG Resources, Inc. (b)	191	21,891
EQT Corporation (b)	120	3,840
Exxon Mobil Corporation (b)	1,350	147,992
Halliburton Company	304	9,621
Hess Corporation	90	11,914
Kinder Morgan, Inc.	647	11,336
Marathon Oil Corporation	205	4,909
Marathon Petroleum Corporation	148	19,996
Occidental Petroleum Corporation (b)	234	14,618
ONEOK, Inc. (b)	141	8,982
Phillips 66	154	15,631
Pioneer Natural Resources Company	77	15,637
Schlumberger Limited	460	22,595
Targa Resources Corp. (b)	74	5,376
The Williams Companies, Inc.	402	12,004
Valero Energy Corporation	127	17,789
		517,318
Utilities 2.8%
Alliant Energy Corporation	81	4,327
Ameren Corporation	87	7,528
American Electric Power Company, Inc.	169	15,337
American Water Works Company, Inc.	63	9,253
Atmos Energy Corporation (b)	47	5,262
CenterPoint Energy, Inc.	198	5,843
CMS Energy Corporation	93	5,732

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc. (b)	116	11,141
Constellation Energy Group, Inc.	109	8,574
Dominion Energy, Inc.	272	15,215
DTE Energy Company	62	6,826
Duke Energy Corporation	253	24,360
Edison International	129	9,094
Entergy Corporation	64	6,916
Evergy, Inc.	73	4,476
Eversource Energy	110	8,636
Exelon Corporation	328	13,741
FirstEnergy Corp.	180	7,201
NextEra Energy, Inc.	649	49,997
NiSource Inc.	129	3,610
NRG Energy, Inc. (b)	79	2,694
PG&E Corporation (a)	524	8,469
Pinnacle West Capital Corporation (b)	38	2,976
PPL Corporation	244	6,781
Public Service Enterprise Group Incorporated	163	10,151
Sempra Energy	104	15,771
The AES Corporation	214	5,161
The Southern Company	356	24,741
WEC Energy Group Inc. (b)	102	9,621
Xcel Energy Inc.	181	12,216
		321,650
Materials 2.6%
Air Products and Chemicals, Inc.	73	20,922
Albemarle Corporation (b)	38	8,450
Amcor Pty Ltd (b)	483	5,494
Avery Dennison Corporation (b)	27	4,836
Ball Corporation (b)	99	5,444
Celanese Corporation - Class A	34	3,694
CF Industries Holdings, Inc.	67	4,871
Corteva, Inc.	231	13,943
Dow Inc. (b)	234	12,839
DuPont de Nemours, Inc. (b)	149	10,714
Eastman Chemical Company (b)	37	3,110
Ecolab Inc.	80	13,266
FMC Corporation	41	5,004
Freeport-McMoRan Inc.	462	18,888
International Flavors & Fragrances Inc.	85	7,855
International Paper Company (b)	121	4,379
Legacy Vulcan Corp.	45	7,695
Linde Public Limited Company	162	57,624
LyondellBasell Industries N.V. - Class A	85	8,009
Martin Marietta Materials, Inc. (b)	20	7,083
MOS Holdings Inc. (b)	109	4,993
Newmont Corporation	263	12,869
Nucor Corporation (b)	84	12,912
Packaging Corporation of America (b)	30	4,162
PPG Industries, Inc.	76	10,193
Sealed Air Corporation	46	2,101
Steel Dynamics, Inc.	55	6,172
The Sherwin-Williams Company	77	17,210
WestRock Company	83	2,540
		297,272
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	52	6,550
American Tower Corporation	153	31,335
AvalonBay Communities, Inc.	45	7,541
Boston Properties, Inc. (b)	47	2,537
Camden Property Trust	34	3,584
CBRE Group, Inc. - Class A (a) (b)	103	7,500
Crown Castle Inc.	143	19,150
Digital Realty Trust, Inc. (b)	94	9,228
Equinix, Inc.	30	21,801
Equity Residential	109	6,528
Essex Property Trust, Inc. (b)	21	4,468
Extra Space Storage Inc. (b)	42	6,877
Federal Realty Investment Trust	26	2,545
Healthpeak Properties, Inc.	178	3,915
Host Hotels & Resorts, Inc. (b)	233	3,850
Invitation Homes Inc.	189	5,890
Iron Mountain Incorporated (b)	95	5,038
KRC Interim Corp. (b)	198	3,873
Mid-America Apartment Communities, Inc.	39	5,839
ProLogis Inc.	300	37,434
Public Storage (b)	51	15,432
Realty Income Corporation (b)	206	13,027
Regency Centers Corporation (b)	54	3,318
SBA Communications Corporation - Class A	35	9,186
Simon Property Group, Inc. (b)	106	11,843
UDR, Inc. (b)	102	4,178
Ventas, Inc.	132	5,705
VICI Properties Inc.	329	10,717
Welltower Inc. (b)	156	11,175
Weyerhaeuser Company	250	7,527
		287,591
Total Common Stocks (cost $6,199,792)		11,240,359
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 5.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	142,916	142,916
Repurchase Agreement with CIT, 5.27% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,000) acquired on 03/31/2023, due 7/3/2023 at $304,128	300,000	300,000
Repurchase Agreement with MSC, 5.22% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $220,032) acquired on 03/31/2023, due 9/28/2023 at $205,249	200,000	200,000
		642,916
Investment Companies 0.8%
JNL Government Money Market Fund, 4.48% (d) (e)	89,311	89,311
Total Short Term Investments (cost $732,227)		732,227
Total Investments 105.5% (cost $6,932,019)		11,972,586
Other Derivative Instruments 0.0%		1,488
Other Assets and Liabilities, Net (5.5)%		(625,507)
Total Net Assets 100.0%		11,348,567

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,268	13,438	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	10,917	—	68	89	27	(38)	10,838	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	517	June 2023	101,238	1,488	5,723

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	11,240,359	—	—	11,240,359
Short Term Investments	732,227	—	—	732,227
	11,972,586	—	—	11,972,586
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,723	—	—	5,723
	5,723	—	—	5,723

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.5%
Information Technology 25.1%
Accenture Public Limited Company - Class A	76	21,617
ACI Worldwide, Inc. (a)	16	425
Adobe Inc. (a)	55	21,176
Advanced Energy Industries, Inc.	5	500
Advanced Micro Devices, Inc. (a)	193	18,909
Akamai Technologies, Inc. (a)	19	1,469
Alarm.Com Holdings, Inc. (a)	7	372
Allegro Microsystems Inc. (a)	7	332
Altair Engineering Inc. - Class A (a)	5	376
Alteryx, Inc. - Class A (a)	5	318
Ambarella Inc. (a)	5	398
Amkor Technology, Inc.	12	321
Amphenol Corporation - Class A	71	5,836
Analog Devices, Inc.	62	12,134
ANSYS, Inc. (a)	10	3,490
AppFolio, Inc. - Class A (a)	3	351
Appian Corporation - Class A (a)	6	286
Apple Inc.	1,780	293,550
Applied Materials, Inc.	101	12,462
AppLovin Corporation - Class A (a)	15	236
Arista Networks, Inc. (a)	29	4,925
Arrow Electronics, Inc. (a)	6	729
Asana, Inc. - Class A (a)	10	218
Atlassian Corporation - Class A (a)	18	3,028
Autodesk, Inc. (a)	25	5,301
Avnet, Inc.	13	602
Badger Meter, Inc.	3	369
Belden Inc.	5	435
Bentley Systems, Incorporated - Class B	26	1,113
Bill Holdings, Inc. (a)	13	1,017
Black Knight, Inc. (a)	19	1,100
Blackbaud, Inc. (a)	6	439
Blackline, Inc. (a)	7	496
Box, Inc. - Class A (a)	19	522
Broadcom Inc.	50	32,104
Cadence Design Systems, Inc. (a)	33	6,869
Calix, Inc. (a)	8	428
CDW Corp.	16	3,188
Ceridian HCM Holding Inc. (a)	20	1,450
Ciena Corporation (a)	16	843
Cirrus Logic, Inc. (a)	6	649
Cisco Systems, Inc.	490	25,624
Clear Secure, Inc. - Class A	10	262
Cloudflare, Inc. - Class A (a)	36	2,206
Cognex Corporation	21	1,040
Cognizant Technology Solutions Corporation - Class A	61	3,732
Coherent Corp. (a)	18	697
CommVault Systems, Inc. (a)	6	362
Confluent, Inc. - Class A (a)	15	366
Corning Incorporated	93	3,285
CrowdStrike Holdings, Inc. - Class A (a)	26	3,545
Datadog, Inc. - Class A (a)	31	2,277
Dell Technologies Inc. - Class C	29	1,181
DigitalOcean Holdings, Inc. (a) (b)	8	327
Diodes Incorporated (a)	5	485
DocuSign, Inc. (a)	23	1,315
Dolby Laboratories, Inc. - Class A	6	502
DoubleVerify Holdings, Inc. (a)	8	255
Dropbox, Inc. - Class A (a)	30	641
DXC Technology Company (a)	29	738
Dynatrace, Inc. (a)	27	1,152
E2Open Parent Holdings, Inc. - Class A (a)	24	140
Elastic N.V. (a)	9	544
Emersub CX, Inc. (a)	4	847
Enphase Energy, Inc. (a)	16	3,331
Entegris, Inc.	17	1,379
Envestnet, Inc. (a)	8	447
EPAM Systems, Inc. (a)	6	1,939
ExlService Holdings, Inc. (a)	4	725
Extreme Networks, Inc. (a)	12	224
F5, Inc. (a)	7	981
Fabrinet (a)	5	590
Fair Isaac Corporation (a)	3	2,027
First Solar, Inc. (a)	12	2,551
Five9, Inc. (a)	9	681
Flex Ltd. (a)	59	1,368
Fortinet, Inc. (a)	79	5,232
Gartner, Inc. (a)	9	3,084
Gen Digital Inc.	61	1,040
Gitlab Inc. - Class A (a) (b)	6	189
GoDaddy Inc. - Class A (a)	19	1,510
Guidewire Software, Inc. (a)	10	816
Hewlett Packard Enterprise Company	157	2,502
HP, Inc.	105	3,069
HubSpot, Inc. (a)	6	2,431
Impinj, Inc. (a)	2	275
Informatica Inc. - Class A (a)	5	84
Insight Enterprises, Inc. (a)	5	663
Intel Corporation	492	16,073
International Business Machines Corporation	108	14,211
Intuit Inc.	34	15,010
IPG Photonics Corporation (a)	3	412
Itron, Inc. (a)	7	398
Jabil Inc.	16	1,396
JAMF Holding Corp. (a)	5	95
JFROG Ltd (a)	5	100
Juniper Networks, Inc.	41	1,419
Keysight Technologies, Inc. (a)	22	3,545
KLA Corporation	17	6,630
Kulicke and Soffa Industries, Inc.	9	452
Kyndryl Holdings, Inc. (a)	24	358
Lam Research Corporation	16	8,541
Lattice Semiconductor Corporation (a)	17	1,616
Littelfuse, Inc.	3	932
Lumentum Holdings Inc. (a)	9	508
MACOM Technology Solutions Holdings, Inc. (a)	6	429
Manhattan Associates, Inc. (a)	7	1,094
Marvell Technology, Inc.	100	4,316
MaxLinear, Inc. (a)	9	325
Microchip Technology Incorporated	65	5,441
Micron Technology, Inc.	129	7,776
Microsoft Corporation	891	256,821
MicroStrategy Incorporated - Class A (a) (b)	1	310
MKS Instruments, Inc.	8	664
MongoDB, Inc. - Class A (a)	8	1,783
Monolithic Power Systems, Inc.	5	2,737
Motorola Solutions, Inc.	20	5,674
National Instruments Corporation	14	721
nCino, Inc. (a)	7	176
NCR Corporation (a)	18	434
NetApp, Inc.	26	1,650
NetScout Systems, Inc. (a)	9	256
New Relic, Inc. (a)	8	577
Novanta Inc. (a)	5	801
Nutanix, Inc. - Class A (a)	29	747
NVIDIA Corporation	295	81,934
NXP Semiconductors N.V.	32	5,902
Okta, Inc. - Class A (a)	18	1,538
On Semiconductor Corporation (a)	53	4,368
Onto Innovation Inc. (a)	7	595
Oracle Corporation	182	16,954
Pagerduty, Inc. (a)	9	325
Palantir Technologies Inc. - Class A (a)	212	1,795
Palo Alto Networks, Inc. (a)	36	7,285
Paycom Software, Inc. (a)	6	1,773
Paylocity Holding Corporation (a)	5	907
Pegasystems Inc.	6	275
Perficient, Inc. (a)	5	338
Plexus Corp. (a)	1	120
Power Integrations, Inc.	7	610
Procore Technologies, Inc. (a)	7	421
Progress Software Corporation	5	289
PTC Inc. (a)	13	1,646
Pure Storage, Inc. - Class A (a)	36	913
Q2 Holdings, Inc. (a)	8	208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Qorvo, Inc. (a)	12	1,204
Qualcomm Incorporated	134	17,045
Qualtrics International Inc. - Class A (a)	15	259
Qualys, Inc. (a)	5	610
Rambus Inc. (a)	12	607
Rapid7, Inc. (a)	8	353
RingCentral, Inc. - Class A (a)	12	358
Roper Technologies, Inc.	13	5,674
Salesforce, Inc. (a)	120	23,968
Sanmina Corporation (a)	5	332
Seagate Technology Holdings Public Limited Company	25	1,629
SentinelOne, Inc. - Class A (a)	29	468
ServiceNow, Inc. (a)	25	11,397
Silicon Laboratories Inc. (a)	4	662
Sitime Corporation (a)	2	308
Skyworks Solutions, Inc.	19	2,224
Smartsheet Inc. - Class A (a)	17	819
Snowflake Inc. - Class A (a)	34	5,318
SolarEdge Technologies Ltd. (a)	6	1,943
Splunk Inc. (a)	18	1,743
Sprout Social, Inc. - Class A (a)	6	371
SPS Commerce, Inc. (a)	5	773
Squarespace, Inc. - Class A (a)	7	219
Super Micro Computer, Inc. (a)	6	589
Synaptics Incorporated (a)	4	493
Synopsys, Inc. (a)	19	7,171
TD SYNNEX Corporation	6	556
TE Connectivity Ltd. (c)	37	4,873
Teledyne Technologies Incorporated (a)	6	2,546
Tenable Holdings, Inc. (a)	11	520
Teradata Corporation (a)	10	418
Teradyne, Inc.	18	1,972
Texas Instruments Incorporated	108	20,177
Thoughtworks Holding, Inc. (a)	7	52
Trimble Inc. (a)	31	1,628
Twilio Inc. - Class A (a)	22	1,481
Tyler Technologies, Inc. (a)	5	1,786
Uipath, Inc. - Class A (a)	37	650
Unity Software Inc. (a)	31	1,003
Universal Display Corporation	5	813
Varonis Systems, Inc. (a)	15	396
Verint Systems Inc. (a)	8	308
VeriSign, Inc. (a)	11	2,351
ViaSat, Inc. (a)	11	358
Viavi Solutions Inc. (a)	32	347
Vishay Intertechnology, Inc.	9	201
VMware, Inc. - Class A (a)	25	3,135
Vontier Corporation	14	380
Western Digital Corporation (a)	41	1,534
Wolfspeed, Inc. (a)	13	867
Workday, Inc. - Class A (a)	24	5,040
Workiva Inc. - Class A (a)	6	563
Xerox Holdings Corporation	8	118
Zebra Technologies Corporation - Class A (a)	6	1,894
Zoom Video Communications, Inc. - Class A (a)	26	1,947
Zscaler, Inc. (a)	11	1,277
		1,187,396
Health Care 13.8%
10X Genomics, Inc. - Class A (a)	13	716
Abbott Laboratories	210	21,260
AbbVie Inc.	212	33,858
Abcellera Biologics Inc. (a)	24	179
Acadia Healthcare Company, Inc. (a)	10	691
ACADIA Pharmaceuticals Inc. (a)	12	233
Agilent Technologies, Inc.	36	4,910
Agilon Health Management, Inc. (a) (b)	24	568
Align Technology, Inc. (a)	8	2,779
Alkermes Public Limited Company (a)	23	637
Alnylam Pharmaceuticals, Inc. (a)	15	2,939
Amedisys, Inc. (a)	3	233
AmerisourceBergen Corporation	20	3,142
Amgen Inc.	64	15,564
Amicus Therapeutics, Inc. (a)	38	422
AMN Healthcare Services, Inc. (a)	5	378
Amylyx Pharmaceuticals, Inc. (a)	7	195
Apellis Pharmaceuticals, Inc. (a)	10	639
Apollo Medical Holdings, Inc. (a)	6	201
Arrowhead Pharmaceuticals Inc (a)	14	352
Arvinas Operations, Inc. (a)	5	135
AtriCure, Inc. (a)	6	262
Avantor, Inc. (a)	79	1,679
Axonics, Inc. (a)	5	271
Azenta, Inc. (a)	6	268
Baxter International Inc.	61	2,494
Beam Therapeutics Inc. (a) (b)	6	183
Becton, Dickinson and Company	34	8,370
Biogen Inc. (a)	17	4,741
BioMarin Pharmaceutical Inc. (a)	21	2,089
Bio-Rad Laboratories, Inc. - Class A (a)	2	1,148
Bio-Techne Corporation	20	1,504
Blueprint Medicines Corporation (a)	8	360
Boston Scientific Corporation (a)	173	8,651
Bristol-Myers Squibb Company	252	17,467
Bruker Corporation	12	957
Cardinal Health, Inc.	33	2,473
Catalent, Inc. (a)	22	1,433
Centene Corporation (a)	64	4,035
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	209
Certara, Inc. (a)	15	355
Charles River Laboratories International, Inc. (a)	6	1,234
Chemed Corporation	2	1,016
Cigna Corporation	35	8,963
CONMED Corporation	4	399
Corcept Therapeutics Incorporated (a)	11	248
Coronado Topco, Inc. (a)	7	599
CorVel Corporation (a)	1	209
CRISPR Therapeutics AG (a)	10	437
CVS Health Corporation	153	11,400
Cytokinetics, Incorporated (a)	12	429
Danaher Corporation	79	19,814
DaVita Inc. (a)	6	498
Denali Therapeutics Inc. (a)	11	262
Dentsply Sirona Inc.	23	922
DexCom, Inc. (a)	47	5,411
Doximity, Inc. - Class A (a)	12	401
Edwards Lifesciences Corporation (a)	75	6,180
Elanco Animal Health Incorporated (a)	61	575
Elevance Health, Inc.	29	13,309
Eli Lilly and Company	94	32,433
Encompass Health Corporation	11	569
Enovis Corporation (a)	6	335
Envista Holdings Corporation (a)	17	709
EQRx International, Inc. (a)	49	96
Evolent Health, Inc. - Class A (a)	11	361
Exact Sciences Corporation (a)	22	1,484
Exelixis, Inc. (a)	31	603
Fate Therapeutics, Inc. (a)	12	66
GE HealthCare Technologies Inc. (a)	43	3,498
Gilead Sciences, Inc.	148	12,311
Glaukos Corporation (a)	3	166
Globus Medical, Inc. - Class A (a)	7	414
Guardant Health, Inc. (a)	14	339
Haemonetics Corporation (a)	7	538
Halozyme Therapeutics, Inc. (a)	18	672
Harmony Biosciences Holdings Inc. (a)	1	27
HCA Healthcare, Inc.	25	6,713
HealthEquity, Inc. (a)	9	521
Henry Schein, Inc. (a)	18	1,451
Hologic, Inc. (a)	30	2,446
Horizon Therapeutics Public Limited Company (a)	26	2,866
Humana Inc.	15	7,228
ICU Medical, Inc. (a)	3	437
IDEXX Laboratories, Inc. (a)	10	4,964
Illumina, Inc. (a)	18	4,295
Inari Medical, Inc. (a)	7	441
Incyte Corporation (a)	22	1,572
Insmed Incorporated (a)	17	288
Inspire Medical Systems, Inc. (a)	4	908
Insulet Corporation (a)	8	2,696

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Integer Holdings Corporation (a)	4	290
Integra LifeSciences Holdings Corporation (a)	10	580
Intellia Therapeutics, Inc. (a)	10	362
Intra-Cellular Therapies, Inc. (a)	12	630
Intuitive Surgical, Inc. (a)	42	10,735
Ionis Pharmaceuticals, Inc. (a)	15	536
IQVIA Holdings Inc (a)	23	4,485
Irhythm Technologies, Inc. (a)	4	460
Iveric Bio, Inc. (a)	11	275
Jazz Pharmaceuticals Public Limited Company (a)	8	1,120
Johnson & Johnson	313	48,583
Karuna Therapeutics, Inc. (a)	3	554
Laboratory Corporation of America Holdings	11	2,532
Lantheus Holdings, Inc. (a)	9	736
LivaNova PLC (a)	8	343
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	186
Masimo Corporation (a)	5	1,003
McKesson Corporation	16	5,855
Medpace Holdings, Inc. (a)	3	470
Medtronic, Inc.	159	12,811
Merck & Co., Inc.	306	32,522
Merit Medical Systems, Inc. (a)	8	591
Mettler-Toledo International Inc. (a)	3	4,142
Mirati Therapeutics, Inc. (a)	7	256
Moderna, Inc. (a)	39	6,045
Molina Healthcare, Inc. (a)	7	1,788
Multiplan Corporation - Class A (a)	34	36
Natera, Inc. (a)	12	659
Neogen Corporation (a)	20	371
Neurocrine Biosciences, Inc. (a)	12	1,216
Novocure Limited (a)	11	653
NuVasive, Inc. (a)	6	248
Oak Street Health, Inc. (a)	11	423
Omnicell, Inc. (a)	6	355
Option Care Health, Inc. (a)	21	657
Organon & Co.	34	796
Pacira Pharmaceuticals, Inc. (a)	5	204
Patterson Companies, Inc.	6	153
Penumbra, Inc. (a)	5	1,281
PerkinElmer, Inc.	15	1,971
Perrigo Company Public Limited Company	12	448
Pfizer Inc.	671	27,383
Premier Healthcare Solutions, Inc. - Class A	17	539
Prestige Consumer Healthcare Inc. (a)	5	323
Privia Health Group Inc. (a)	6	163
Progyny, Inc. (a)	9	298
Prometheus Biosciences, Inc. (a)	5	503
PTC Therapeutics, Inc. (a)	7	336
Quest Diagnostics Incorporated	14	1,973
R1 RCM Holdco Inc. (a) (b)	20	301
Regeneron Pharmaceuticals, Inc. (a)	13	10,669
Relay Therapeutics, Inc. (a)	11	177
Repligen Corporation (a)	6	1,058
ResMed Inc.	18	3,949
Royalty Pharma PLC - Class A	46	1,674
Sage Therapeutics Inc. (a)	8	355
Sarepta Therapeutics, Inc. (a)	11	1,539
Seagen Inc. (a)	16	3,216
Select Medical Holdings Corporation	14	366
Sgry, LLC (a)	4	152
Shockwave Medical, Inc. (a)	4	953
Sotera Health LLC (a)	10	172
STAAR Surgical Company (a)	7	427
Steris Limited	12	2,312
Stryker Corporation	40	11,458
Syneos Health, Inc. - Class A (a)	13	480
Tandem Diabetes Care, Inc. (a)	9	369
Teladoc Health, Inc. (a)	14	373
Teleflex Incorporated	5	1,338
Tenet Healthcare Corporation (a)	13	784
The Cooper Companies, Inc.	6	2,210
The Ensign Group, Inc.	6	610
Thermo Fisher Scientific Inc.	47	27,063
Tilray Brands, Inc. (a)	65	165
Ultragenyx Pharmaceutical Inc. (a)	9	363
United Therapeutics Corporation (a)	5	1,151
UnitedHealth Group Incorporated	113	53,183
Universal Health Services, Inc. - Class B	7	932
Vaxcyte, Inc. (a)	6	212
Veeva Systems Inc. - Class A (a)	16	2,969
Vertex Pharmaceuticals Incorporated (a)	31	9,628
Viatris Inc.	153	1,468
VIR Biotechnology, Inc. (a)	11	246
Waters Corporation (a)	7	2,229
West Pharmaceutical Services, Inc.	9	2,996
Zimmer Biomet Holdings, Inc.	25	3,292
Zoetis Inc. - Class A	56	9,396
		651,847
Financials 13.2%
Affiliated Managers Group, Inc.	4	541
Affirm Holdings, Inc. - Class A (a)	20	229
AFLAC Incorporated	69	4,432
AGNC Investment Corp.	70	710
Ally Financial Inc.	31	794
American Equity Investment Life Holding Company	11	394
American Express Company	72	11,811
American Financial Group, Inc.	8	934
American International Group, Inc.	91	4,560
Ameriprise Financial, Inc.	13	3,952
Ameris Bancorp	9	329
Annaly Capital Management, Inc.	44	836
AON Public Limited Company - Class A	24	7,676
Apollo Asset Management, Inc.	51	3,213
Arbor Realty Trust, Inc. (b)	18	203
Arch Capital Group Ltd. (a)	44	2,962
Ares Management Corporation - Class A	19	1,600
Arthur J. Gallagher & Co.	26	4,961
Artisan Partners Asset Management Inc. - Class A	10	323
Associated Banc-Corp	16	290
Assurant, Inc.	5	633
Assured Guaranty Ltd.	6	294
Atlantic Union Bank	8	265
AXIS Capital Holdings Limited	11	591
Axos Financial, Inc. (a)	6	213
BancFirst Corporation	3	234
Bank of America Corporation	839	24,003
Bank of Hawaii Corporation	3	162
Bank OZK	17	571
BankUnited, Inc.	12	281
Banner Corporation	4	196
Berkshire Hathaway Inc. - Class B (a)	215	66,482
BlackRock, Inc.	18	11,993
Blackstone Inc. - Class A	84	7,374
Blackstone Mortgage Trust, Inc. - Class A (b)	21	372
Block, Inc. - Class A (a)	63	4,347
Blue Owl Capital Inc. - Class A	44	493
BOK Financial Corporation	4	320
Bread Financial Payments, Inc.	7	213
Brighthouse Financial, Inc. (a)	9	394
Brown & Brown, Inc.	30	1,748
Cadence Bank	18	378
Cannae Holdings, Inc. (a)	14	286
Capital One Financial Corporation	46	4,384
Cathay General Bancorp	8	283
Chubb Limited	50	9,656
Cincinnati Financial Corporation	19	2,144
Citigroup Inc.	233	10,942
Citizens Financial Group, Inc.	60	1,816
Claros Mortgage Trust, Inc.	14	159
CME Group Inc. - Class A	44	8,360
CNO Financial Group, Inc.	18	397
Cohen & Steers, Inc.	4	248
Coinbase Global, Inc. - Class A (a) (b)	20	1,336
Columbia Banking System, Inc.	23	487
Comerica Incorporated	16	690
Commerce Bancshares, Inc.	13	750
Community Bank System, Inc.	7	379
Credit Acceptance Corporation (a) (b)	1	246
Cullen/Frost Bankers, Inc.	8	860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CVB Financial Corp.	13	211
Discover Financial Services	31	3,101
East West Bancorp, Inc.	16	904
Eastern Bankshares, Inc.	15	191
Enstar Group Limited (a)	2	377
Equitable Holdings, Inc.	41	1,049
Erie Indemnity Company - Class A	4	810
Essent Group Ltd.	16	628
Euronet Worldwide, Inc. (a)	6	671
Evercore Inc. - Class A	5	553
Everest Re Group, Ltd.	5	1,682
EVERTEC, Inc.	10	329
F.N.B. Corporation	49	569
FactSet Research Systems Inc.	5	2,045
Federated Hermes, Inc. - Class B	12	464
Fidelity National Financial, Inc. - Class A	30	1,038
Fidelity National Information Services, Inc.	70	3,807
Fifth Third Bancorp	83	2,220
First American Financial Corporation	11	629
First Bancorp.	30	346
First Citizens BancShares, Inc. - Class A	1	1,378
First Financial Bancorp.	10	217
First Financial Bankshares, Inc.	18	579
First Hawaiian, Inc.	17	356
First Horizon Corporation	65	1,148
First Interstate BancSystem, Inc. - Class A	8	250
First Merchants Corporation	4	134
First Republic Bank	22	311
FirstCash Holdings, Inc.	5	436
Fiserv, Inc. (a)	77	8,650
FleetCor Technologies, Inc. (a)	9	1,803
Flywire Corporation (a)	9	270
Focus Financial Partners Inc. - Class A (a)	6	317
Franklin Resources, Inc.	36	962
Fulton Financial Corporation	27	367
Glacier Bancorp, Inc.	13	559
Global Payments Inc.	31	3,231
Globe Life Inc.	12	1,285
Hamilton Lane Incorporated - Class A	5	383
Hancock Whitney Corporation	12	428
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11	316
Hilltop Holdings Inc.	2	53
Home BancShares, Inc.	20	439
Houlihan Lokey, Inc. - Class A	5	427
Huntington Bancshares Incorporated	177	1,980
Independence Holdings, LLC	14	505
Independent Bank Corp.	5	354
Independent Bank Group, Inc.	6	278
Interactive Brokers Group, Inc. - Class A	12	949
Intercontinental Exchange, Inc.	68	7,050
International Bancshares Corporation	5	199
Invesco Ltd.	54	890
Jack Henry & Associates, Inc.	9	1,286
Jackson Financial Inc. - Class A (d)	5	175
Janus Henderson Group PLC	20	528
Jefferies Financial Group Inc.	24	772
JPMorgan Chase & Co.	353	46,013
K.K.R. Co., Inc. - Class A	70	3,697
KeyCorp	112	1,408
Kinsale Capital Group, Inc.	3	870
Lakeland Financial Corporation	3	197
Lincoln National Corporation	18	405
Loews Corporation	23	1,325
LPL Financial Holdings Inc.	10	1,990
M&T Bank Corporation	21	2,516
Markel Corporation (a)	2	2,022
MarketAxess Holdings Inc.	5	1,794
Marqeta, Inc. - Class A (a)	48	218
Marsh & Mclennan Companies, Inc.	59	9,751
MasterCard Incorporated - Class A	101	36,862
MetLife, Inc.	80	4,648
MGIC Investment Corporation	34	462
Moelis & Company - Class A	10	365
Moody's Corporation	19	5,854
Morgan Stanley	158	13,832
Morningstar, Inc.	3	625
Mr. Cooper Group Inc. (a)	12	475
MSCI Inc. - Class A	10	5,486
Nasdaq, Inc.	41	2,250
Navient Corporation	8	130
Nelnet, Inc. - Class A	2	186
New York Community Bancorp, Inc. - Series A	69	624
Northern Trust Corporation	25	2,180
Old National Bancorp	38	548
Old Republic International Corporation	30	755
Pacific Premier Bancorp, Inc.	13	306
PacWest Bancorp	16	160
Palomar Holdings, Inc. (a)	4	221
Park National Corporation	2	201
PayPal Holdings, Inc. (a)	134	10,197
PennyMac Financial Services, Inc.	4	258
Pinnacle Financial Partners, Inc.	8	454
Popular, Inc.	11	617
Primerica, Inc.	4	679
Principal Financial Group, Inc.	28	2,114
Prosperity Bancshares, Inc.	10	610
Prudential Financial, Inc.	42	3,493
Radian Group Inc.	16	350
Raymond James Financial, Inc.	24	2,272
Regions Financial Corporation	112	2,082
Reinsurance Group of America, Incorporated	8	1,108
Remitly Global, Inc. (a)	15	251
RenaissanceRe Holdings Ltd	5	956
Rithm Capital Corp.	51	406
RLI Corp.	4	529
Robinhood Markets, Inc. - Class A (a) (b)	53	516
Ryan Specialty Group Holdings, Inc. - Class A (a)	12	486
S&P Global Inc.	40	13,630
SEI Investments Company	11	640
Selective Insurance Group, Inc.	8	807
ServisFirst Bancshares, Inc.	7	406
Shift4 Payments, LLC - Class A (a)	5	406
Simmons First National Corporation - Class A	18	308
SLM Corporation	27	335
SoFi Technologies, Inc. (a) (b)	96	583
Southstate Corporation	10	716
Starwood Property Trust, Inc. (b)	42	744
State Street Corporation	42	3,171
Stifel Financial Corp.	13	762
Stock Yards Bancorp, Inc.	3	180
Synchrony Financial	54	1,560
Synovus Financial Corp.	18	547
T. Rowe Price Group, Inc.	25	2,867
Texas Capital Bancshares, Inc. (a)	4	190
TFS Financial Corporation	8	99
The Allstate Corporation	31	3,451
The Bank of New York Mellon Corporation (d)	90	4,110
The Carlyle Group, Inc.	24	743
The Charles Schwab Corporation	183	9,588
The Goldman Sachs Group, Inc.	41	13,342
The Hanover Insurance Group, Inc.	4	457
The Hartford Financial Services Group, Inc.	39	2,684
The PNC Financial Services Group, Inc.	46	5,889
The Progressive Corporation	69	9,928
The Travelers Companies, Inc.	27	4,662
The Western Union Company	49	543
Toast, Inc. - Class A (a)	33	594
TowneBank	6	169
Tradeweb Markets Inc. - Class A	13	999
Truist Financial Corporation	156	5,324
Trupanion, Inc. (a)	3	147
Trustmark Corporation	7	168
U.S. Bancorp	161	5,800
UMB Financial Corporation	6	350
United Bankshares, Inc.	18	630
United Community Banks, Inc.	14	399
Unum Group	22	879
Upstart Holdings, Inc. (a) (b)	7	113
Valley National Bancorp	59	547

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Virtu Financial, Inc. - Class A	13	247
Visa Inc. - Class A	195	43,872
Voya Financial, Inc.	10	731
W. R. Berkley Corporation	25	1,573
Walker & Dunlop, Inc.	4	300
Washington Federal, Inc.	9	264
Webster Financial Corporation	22	874
Wells Fargo & Company	458	17,121
WesBanco, Inc.	4	135
Western Alliance Bancorporation	13	461
Wex, Inc. (a)	5	897
White Mountains Insurance Group Ltd	—	300
Willis Towers Watson Public Limited Company	13	3,089
Wintrust Financial Corporation	8	587
WSFS Financial Corporation	6	220
Zions Bancorporation, National Association	14	417
Zurich American Corporation	9	467
		623,395
Consumer Discretionary 10.5%
Academy Sports & Outdoors, Inc.	10	633
Acushnet Holdings Corp.	6	287
Adient Public Limited Company (a)	13	521
ADT, Inc.	20	147
Advance Auto Parts, Inc.	6	746
Airbnb, Inc. - Class A (a)	48	5,960
Amazon.com, Inc. (a)	1,068	110,355
American Eagle Outfitters, Inc.	21	277
Aptiv PLC (a)	32	3,618
Aramark	32	1,137
Asbury Automotive Group, Inc. (a)	3	644
Autoliv, Inc.	10	924
AutoNation, Inc. (a)	5	648
AutoZone, Inc. (a)	2	5,474
Bath & Body Works, Inc.	26	961
Best Buy Co., Inc.	24	1,865
Bloomin' Brands, Inc.	11	281
Booking Holdings Inc. (a)	5	12,251
BorgWarner Inc.	30	1,466
Boyd Gaming Corporation	11	730
Bright Horizons Family Solutions, Inc. (a)	6	469
Brunswick Corporation	10	793
Burlington Stores, Inc. (a)	8	1,650
Caesars Entertainment, Inc. (a)	23	1,117
Capri Holdings Limited (a)	16	734
CarMax, Inc. (a)	19	1,246
Carnival Corporation (a) (b)	124	1,257
Carter's, Inc.	6	428
Cavco Industries, Inc. (a)	1	380
Chegg, Inc. (a)	13	213
Chewy, Inc. - Class A (a) (b)	12	462
Chipotle Mexican Grill, Inc. (a)	3	5,709
Choice Hotels International, Inc.	3	329
Churchill Downs Incorporated	4	974
Columbia Sportswear Company	5	455
Coupang, Inc. - Class A (a)	121	1,937
Coursera, Inc. (a)	9	108
Cracker Barrel Old Country Store, Inc.	2	260
Crocs, Inc. (a)	7	939
D.R. Horton, Inc.	37	3,627
Dana Incorporated	9	131
Darden Restaurants, Inc.	15	2,321
Dave & Buster's Entertainment, Inc. (a)	7	248
Deckers Outdoor Corporation (a)	3	1,366
Dick's Sporting Goods, Inc.	7	1,018
Dillard's, Inc. - Class A	—	8
Domino's Pizza, Inc.	4	1,441
Doordash, Inc. - Class A (a)	33	2,079
Dorman Products, Inc. (a)	4	327
Draftkings Inc. - Class A (a)	50	973
eBay Inc.	67	2,977
ETSY, Inc. (a)	15	1,694
Expedia Group, Inc. (a)	17	1,689
Five Below, Inc. (a)	7	1,399
Floor & Decor Holdings, Inc. - Class A (a)	12	1,141
Foot Locker, Inc.	11	436
Ford Motor Company	461	5,802
Fox Factory Holding Corp. (a)	6	731
Frontdoor, Inc. (a)	12	324
GameStop Corp. - Class A (a) (b)	28	644
Garmin Ltd.	18	1,796
General Motors Company	168	6,158
Gentex Corporation	29	822
Gentherm Incorporated (a)	5	294
Genuine Parts Company	17	2,864
Graham Holdings Co., Ltd. - Class B	1	294
Grand Canyon Education, Inc. (a)	3	386
Group 1 Automotive, Inc.	2	385
H & R Block, Inc.	16	554
Hanesbrands Inc.	51	266
Harley-Davidson, Inc.	15	554
Hasbro, Inc.	15	818
Helen of Troy Limited (a)	3	321
Hilton Grand Vacations Inc. (a)	8	342
Hilton Worldwide Holdings Inc.	32	4,458
Hyatt Hotels Corporation - Class A (a)	6	646
Installed Building Products, Inc.	4	427
KB Home	10	400
Kohl's Corporation	9	214
Kontoor Brands, Inc.	8	375
Las Vegas Sands Corp. (a)	40	2,289
Laureate Education, Inc. - Class A	19	227
LCI Industries	3	359
Lear Corporation	7	907
Leggett & Platt, Incorporated	19	615
Lennar Corporation - Class A	31	3,224
Lennar Corporation - Class B	1	104
Leslie's, Inc. (a)	21	227
LGI Homes, Inc. (a)	2	265
Light & Wonder, Inc. (a)	13	789
Lithia Motors, Inc. - Class A	3	700
LKQ Corporation	32	1,795
Lowe`s Companies, Inc.	72	14,424
Lucid Group, Inc. (a) (b)	72	575
Lululemon Athletica Canada Inc. (a)	14	5,130
Luminar Technologies, Inc. - Class A (a) (b)	27	176
M.D.C. Holdings, Inc.	9	355
Macy's, Inc.	28	482
Marriott International, Inc. - Class A	33	5,517
Marriott Vacations Worldwide Corporation	4	573
Mattel, Inc. (a)	40	740
McDonald's Corporation	87	24,445
MercadoLibre S.R.L (a)	6	7,405
Meritage Homes Corporation	5	592
MGM Resorts International	36	1,587
Mohawk Industries, Inc. (a)	7	712
Murphy USA Inc.	2	617
National Vision Holdings, Inc. (a)	11	216
Newell Brands Inc.	41	513
NIKE, Inc. - Class B	149	18,214
Nordstrom, Inc. (b)	7	113
Norwegian Cruise Line Holdings Ltd. (a)	49	666
NVR, Inc. (a)	—	2,034
Ollie's Bargain Outlet Holdings, Inc. (a)	6	332
O'Reilly Automotive, Inc. (a)	7	6,268
Papa John's International, Inc.	5	343
Peloton Interactive, Inc. - Class A (a)	27	311
PENN Entertainment, Inc. (a)	23	669
Penske Automotive Group, Inc.	2	334
Petco Health And Wellness Company, Inc. - Class A (a)	11	96
Planet Fitness, Inc. - Class A (a)	10	787
Polaris Inc.	6	643
Pool Corporation	5	1,539
PulteGroup, Inc.	27	1,557
PVH Corp.	7	625
Quantumscape Battery, Inc. - Class A (a) (b)	32	259
Ralph Lauren Corporation - Class A	4	501
Red Rock Resorts, Inc. - Class A	7	295
RH (a) (b)	2	600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Rivian Automotive, Inc. - Class A (a)	69	1,064
Ross Stores, Inc.	42	4,472
Royal Caribbean Cruises Ltd.	26	1,722
Sabre Corporation (a)	48	206
Seaworld Entertainment, Inc. (a)	3	203
Service Corporation International	20	1,361
Shake Shack, Inc. - Class A (a)	6	326
Signet Jewelers Limited	5	370
Six Flags Operations Inc. (a)	12	330
Skechers U.S.A., Inc. - Class A (a)	14	654
Skyline Champion Corporation (a)	5	354
Sonos, Inc. (a)	16	323
Starbucks Corporation	137	14,261
Steven Madden, Ltd.	10	370
Sweetgreen, Inc. - Class A (a)	13	101
Tapestry, Inc.	30	1,303
Taylor Morrison Home II Corporation - Class A (a)	17	644
Tempur Sealy International, Inc.	18	691
Tesla Inc. (a)	322	66,830
Texas Roadhouse, Inc. - Class A	8	878
The Gap, Inc.	31	315
The Goodyear Tire & Rubber Company (a)	38	421
The Home Depot, Inc.	122	35,881
The ODP Corporation (a)	5	236
The TJX Companies, Inc.	137	10,763
The Wendy's Company	26	564
Thor Industries, Inc.	8	631
Toll Brothers, Inc.	11	671
TopBuild Corp. (a)	4	813
Topgolf Callaway Brands Corp. (a)	15	328
Tractor Supply Company	14	3,202
Travel + Leisure Co.	12	470
Ulta Beauty, Inc. (a)	6	3,233
Under Armour, Inc. - Class A (a)	6	56
Under Armour, Inc. - Class C (a)	30	253
Urban Outfitters, Inc. (a)	11	309
V.F. Corporation	42	955
Vail Resorts, Inc.	5	1,191
Victoria's Secret & Co. (a)	9	314
Visteon Corporation (a)	3	515
Wayfair Inc. - Class A (a)	6	214
Whirlpool Corporation	6	813
Williams-Sonoma, Inc.	7	890
Wingstop Inc.	3	591
Wyndham Hotels & Resorts, Inc.	10	697
Wynn Resorts, Limited (a)	12	1,318
YETI Holdings, Inc. (a)	11	437
Yum! Brands, Inc.	32	4,239
		499,664
Industrials 9.6%
3M Company	65	6,793
A. O. Smith Corporation	17	1,162
AAON, Inc.	5	446
ABM Industries Incorporated	6	278
Acuity Brands, Inc.	4	770
Advanced Drainage Systems, Inc.	7	604
AECOM	17	1,400
Aerojet Rocketdyne Holdings, Inc. (a)	8	434
AeroVironment, Inc. (a)	3	248
AGCO Corporation	7	979
Air Lease Corporation - Class A	15	574
Alaska Air Group, Inc. (a)	18	761
Albany International Corp. - Class A	2	218
Alight, Inc. - Class A (a)	30	276
Allegion Public Limited Company	10	1,065
Allison Systems, Inc.	9	417
American Airlines Group Inc. (a)	76	1,125
AMETEK, Inc.	28	4,052
APi Group Corp (a)	25	557
Applied Industrial Technologies, Inc.	5	725
Arcosa, Inc.	4	237
Armstrong World Industries, Inc.	7	470
ASGN Incorporated (a)	5	394
Atkore Inc. (a)	4	519
Automatic Data Processing, Inc.	49	10,979
Avis Budget Group, Inc. (a)	3	492
Axon Enterprise, Inc. (a)	8	1,846
Beacon Roofing Supply, Inc. (a)	4	252
Bloom Energy Corporation - Class A (a)	17	339
Boise Cascade Company	6	354
Booz Allen Hamilton Holding Corporation - Class A	15	1,388
Brady Corporation - Class A	8	423
Broadridge Financial Solutions, Inc.	14	1,989
Builders FirstSource, Inc. (a)	17	1,488
BWXT Government Group, Inc.	8	531
C.H. Robinson Worldwide, Inc.	15	1,459
Caci International Inc. - Class A (a)	3	913
Carlisle Companies Incorporated	6	1,426
Carrier Global Corporation	101	4,597
Casella Waste Systems, Inc. - Class A (a)	5	403
Caterpillar Inc.	62	14,246
CBIZ, Inc. (a)	6	298
Chargepoint Inc. - Class A (a) (b)	35	366
Chart Industries, Inc. (a)	5	640
Cintas Corporation	10	4,789
Clarivate PLC (a)	51	480
Clean Harbors, Inc. (a)	7	980
Comfort Systems USA, Inc.	5	739
Concentrix Corporation	5	660
Copart, Inc. (a)	53	3,966
CoStar Group, Inc. (a)	47	3,267
Crane Holdings, Co.	7	772
CSX Corporation	251	7,507
Cummins Inc.	17	4,155
Curtiss-Wright Corporation	5	820
Deere & Company	32	13,354
Delta Air Lines, Inc. (a)	78	2,718
Donaldson Company, Inc.	13	833
Dover Corporation	17	2,593
Driven Brands Holdings Inc. (a)	6	196
Dun & Bradstreet Holdings, Inc.	22	263
Dycom Industries, Inc. (a)	2	218
Eaton Corporation Public Limited Company	48	8,273
EMCOR Group, Inc.	5	879
Emerson Electric Co.	67	5,874
Encore Wire Corporation	3	494
EnerSys	6	491
EnPro Industries, Inc.	2	222
Equifax Inc.	15	3,086
ESAB Corporation	5	297
Evoqua Water Technologies Corp. (a)	17	837
Expeditors International of Washington, Inc.	20	2,154
Exponent, Inc.	5	493
Fastenal Company	66	3,535
Federal Signal Corporation	6	321
FedEx Corporation	28	6,365
Flowserve Corporation	18	618
Fluor Corporation (a)	18	554
Fortive Corporation	44	2,986
Fortune Brands Innovations, Inc.	14	809
Forward Air Corporation	4	394
Franklin Electric Co., Inc.	3	282
FTI Consulting, Inc. (a)	5	895
Gates Industrial Corporation PLC (a)	11	151
GATX Corporation	5	516
Generac Holdings Inc. (a)	8	882
General Dynamics Corporation	27	6,135
General Electric Company	130	12,431
Genpact Limited	18	845
GMS Inc. (a)	4	249
Graco Inc.	20	1,441
GXO Logistics Inc. (a)	14	682
Hayward Holdings, Inc. (a)	8	93
HEICO Corporation	5	777
HEICO Corporation - Class A	8	1,140
Helios Technologies, Inc.	5	323
Herc Holdings Inc.	4	399
Hertz Global Holdings, Inc. (a)	22	353
Hexcel Corporation	12	809

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Hillenbrand, Inc.	10	462
Honeywell International Inc.	79	15,166
Howmet Aerospace Inc.	43	1,834
Hub Group, Inc. - Class A (a)	5	404
Hubbell Incorporated	6	1,543
Huntington Ingalls Industries, Inc.	5	1,113
ICF International, Inc.	2	227
IDEX Corporation	9	2,070
Illinois Tool Works Inc.	33	8,085
Ingersoll Rand Inc.	51	2,942
Insperity, Inc.	3	355
ITT Inc.	9	774
J. B. Hunt Transport Services, Inc.	10	1,727
Jacobs Engineering Group Inc.	15	1,780
JetBlue Airways Corporation (a)	47	341
Joby Aviation, Inc. - Class A (a) (b)	38	163
John Bean Technologies Corporation	4	488
Johnson Controls International Public Limited Company	84	5,072
Kadant Inc.	1	229
KBR, Inc.	16	888
Kennametal Inc.	14	376
Kirby Corporation (a)	7	513
Knight-Swift Transportation Holdings Inc. - Class A	18	1,026
Korn Ferry	6	317
L3Harris Technologies, Inc.	22	4,387
Landstar System, Inc.	4	796
Leidos Holdings, Inc.	17	1,578
Lennox International Inc.	4	1,061
Lincoln Electric Holdings, Inc.	7	1,257
Lockheed Martin Corporation	27	12,845
Lyft, Inc. - Class A (a)	42	387
ManpowerGroup Inc.	6	465
Masco Corporation	27	1,334
MasTec, Inc. (a)	8	759
Matson Intermodal - Paragon, Inc.	3	156
MAXIMUS, Inc.	6	485
McGrath RentCorp	2	230
MDU Resources Group, Inc.	21	646
Mercury Systems, Inc. (a)	8	428
Mine Safety Appliances Company, LLC	5	703
Moog Inc. - Class A	3	281
MSC Industrial Direct Co., Inc. - Class A	6	530
Mueller Industries, Inc.	5	397
Nordson Corporation	7	1,454
Norfolk Southern Corporation	28	5,885
Northrop Grumman Corporation	17	7,883
Nvent Electric Public Limited Company	21	897
Old Dominion Freight Line, Inc.	11	3,749
Oshkosh Corporation	9	764
Otis Worldwide Corporation	48	4,056
Owens Corning	11	1,096
PACCAR Inc	62	4,535
Parker-Hannifin Corporation	16	5,240
Parsons Corporation (a)	4	173
Paychex, Inc.	40	4,531
Pentair Public Limited Company	18	1,008
Plug Power Inc. (a) (b)	66	768
Quanta Services, Inc.	17	2,799
Raytheon Technologies Corporation	175	17,179
RBC Bearings Incorporated (a)	4	839
Regal Rexnord Corporation	7	989
Republic Services, Inc.	25	3,372
Resideo Technologies, Inc. (a)	17	302
Robert Half International Inc.	12	929
Rocket Lab USA, Inc. - Class A (a) (b)	20	81
Rockwell Automation, Inc.	14	4,107
Rollins, Inc.	27	1,021
Rush Enterprises, Inc. - Class A	7	384
Ryder System, Inc.	5	461
Saia, Inc. (a)	3	874
Schneider National, Inc. - Class B	6	160
Science Applications International Corporation	6	643
Sensata Technologies Holding PLC	17	833
Simpson Manufacturing Co., Inc.	6	670
SiteOne Landscape Supply, Inc. (a)	5	749
Snap-on Incorporated	7	1,679
Southwest Airlines Co.	72	2,330
Spirit AeroSystems Holdings, Inc. - Class A	15	505
Spirit Airlines	15	257
SPX Technologies, Inc. (a)	4	285
SS&C Technologies Holdings, Inc.	25	1,407
Stanley Black & Decker, Inc.	18	1,456
Stericycle, Inc. (a)	9	390
SunPower Corporation (a) (b)	13	181
Sunrun Inc. (a)	19	386
Terex Corporation	10	470
Tetra Tech, Inc.	6	865
Textron Inc.	25	1,761
The AZEK Company Inc. - Class A (a)	17	394
The Boeing Company (a)	67	14,213
The Brink's Company	5	311
The Middleby Corporation (a)	6	878
The Timken Company	10	794
The Toro Company	12	1,347
Trane Technologies Public Limited Company	28	5,085
TransDigm Group Incorporated	6	4,623
TransUnion	23	1,436
Trex Company, Inc. (a)	13	626
Trinet Group, Inc. (a)	3	273
Trinity Industries, Inc.	3	82
Triton Container International Limited	7	438
TTEC Holdings, Inc.	3	110
Uber Technologies, Inc. (a)	238	7,536
UFP Industries, Inc.	8	671
U-Haul Holding Company (b)	1	70
Unifirst Corporation	1	259
Union Pacific Corporation	72	14,580
United Airlines Holdings, Inc. (a)	37	1,616
United Parcel Service, Inc. - Class B	87	16,946
United Rentals, Inc.	8	3,315
Univar Solutions Inc. (a)	17	587
Valmont Industries, Inc.	3	941
Verisk Analytics, Inc.	19	3,739
Vertiv Holdings Co - Class A	39	565
Vm Consolidated, Inc. - Class A (a)	14	235
W. W. Grainger, Inc.	6	3,805
Waste Management, Inc.	44	7,198
Watsco, Inc.	4	1,190
Watts Water Technologies, Inc. - Class A	4	653
Werner Enterprises, Inc.	9	422
WESCO International, Inc.	6	963
Westinghouse Air Brake Technologies Corporation	23	2,341
WillScot Mobile Mini Holdings Corp. - Class A (a)	28	1,304
Woodward, Inc.	9	831
XPO, Inc. (a)	14	442
Xylem Inc.	22	2,343
Zurn Elkay Water Solutions Corporation	17	360
		454,873
Communication Services 7.5%
Activision Blizzard, Inc.	84	7,158
Alphabet Inc. - Class A (a)	711	73,772
Alphabet Inc. - Class C (a)	623	64,803
Altice USA, Inc. - Class A (a)	24	83
AMC Entertainment Holdings, Inc. - Class A (a) (b)	60	298
AT&T Inc.	855	16,468
Bumble Inc. - Class A (a)	4	75
Cable One, Inc.	1	466
Cogent Communications Holdings, Inc.	2	156
Comcast Corporation - Class A	506	19,171
Dish Network Corporation - Class A (a)	33	312
Electronic Arts Inc.	31	3,780
Endeavor Group Holdings, Inc. - Class A (a)	17	409
Former Charter Communications Parent, Inc. - Class A (a)	13	4,561
Fox Corporation - Class A	35	1,191
Fox Corporation - Class B	15	482
Frontier Communications Parent, Inc. (a)	27	611
Globalstar, Inc. (a)	137	159
IAC Inc. (a)	10	529

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Iridium Communications Inc.	17	1,031
John Wiley & Sons, Inc. - Class A	7	274
Liberty Broadband Corporation - Series A (a)	1	75
Liberty Broadband Corporation - Series C (a)	16	1,301
Liberty Media Corporation - Series A (a)	2	138
Liberty Media Corporation - Series A (a)	11	316
Liberty Media Corporation - Series C (a)	20	549
Liberty Media Corporation - Series C (a)	24	1,791
Live Nation Entertainment, Inc. (a)	18	1,292
Lumen Technologies Inc.	126	335
Madison Square Garden Entertainment Corp. - Class A	2	468
Match Group, Inc. (a)	34	1,302
Meta Platforms, Inc. - Class A (a)	267	56,506
Netflix, Inc. (a)	53	18,383
News Corporation - Class A	50	855
News Corporation - Class B	14	247
Nexstar Media Group, Inc. - Class A	4	720
Omnicom Group Inc.	25	2,372
Paramount Global - Class B (b)	65	1,440
Pinterest, Inc. - Class A (a)	74	2,023
Playtika Holding Corp. (a)	12	129
Roblox Corporation - Class A (a)	42	1,890
Roku Inc. - Class A (a)	16	1,064
Shutterstock, Inc.	4	264
Sirius XM Holdings Inc. (b)	79	315
Snap Inc. - Class A (a)	119	1,333
Take-Two Interactive Software, Inc. (a)	18	2,135
TechTarget, Inc. (a)	4	132
TEGNA Inc.	18	305
The Interpublic Group of Companies, Inc.	48	1,770
The New York Times Company - Class A	21	819
The Trade Desk, Inc. - Class A (a)	54	3,300
The Walt Disney Company (a)	218	21,852
T-Mobile USA, Inc. (a)	71	10,265
TripAdvisor, Inc. (a)	16	309
Verizon Communications Inc.	504	19,599
Warner Music Group Corp. - Class A	14	482
World Wrestling Entertainment, Inc. - Class A	5	498
Yelp Inc. (a)	10	301
Ziff Davis, Inc. (a)	6	480
ZoomInfo Technologies Inc. - Class A (a)	34	846
		353,990
Consumer Staples 6.6%
Albertsons Companies, Inc. - Class A	22	459
Altria Group, Inc.	212	9,476
Archer-Daniels-Midland Company	65	5,177
Bellring Intermediate Holdings, Inc. (a)	14	461
BJ's Wholesale Club Holdings, Inc. (a)	17	1,294
Brown-Forman Corporation - Class A	7	485
Brown-Forman Corporation - Class B	22	1,428
Bunge Limited	17	1,656
Cal-Maine Foods, Inc.	5	314
Campbell Soup Company	24	1,321
Casey's General Stores, Inc.	5	1,015
Celsius Holdings, Inc. (a)	4	365
Central Garden & Pet Company (a)	2	63
Central Garden & Pet Company - Class A (a)	6	252
Church & Dwight Co., Inc.	29	2,538
Coca-Cola Consolidated, Inc.	—	262
Colgate-Palmolive Company	97	7,305
Conagra Brands, Inc.	57	2,151
Constellation Brands, Inc. - Class A	20	4,432
Costco Wholesale Corporation	53	26,464
Coty Inc. - Class A (a)	40	483
Darling Ingredients Inc. (a)	19	1,125
Dollar General Corporation	27	5,752
Dollar Tree, Inc. (a)	24	3,507
e.l.f. Beauty, Inc. (a)	4	369
Edgewell Personal Care Colombia S A S	6	247
Energizer Holdings, Inc.	10	330
Flowers Foods, Inc.	28	765
Freshpet, Inc. (a)	6	416
General Mills, Inc.	72	6,158
Grocery Outlet Holding Corp. (a)	7	204
Herbalife Nutrition Ltd. (a) (b)	12	198
Hormel Foods Corporation	33	1,331
Hostess Brands, Inc. - Class A (a)	13	327
Ingredion Incorporated	7	711
Inter Parfums, Inc.	2	298
J & J Snack Foods Corp.	2	365
Kellogg Company	29	1,927
Keurig Dr Pepper Inc.	104	3,660
Kimberly-Clark Corporation	40	5,366
Kraft Foods Group, Inc.	94	3,618
Lamb Weston Holdings, Inc.	17	1,764
Lancaster Colony Corporation	3	553
McCormick & Company, Incorporated	29	2,409
Molson Coors Beverage Company - Class B	25	1,294
Mondelez International, Inc. - Class A	166	11,560
Monster Beverage 1990 Corporation (a)	92	4,995
National Beverage Corp. (a)	4	199
Nu Skin Enterprises, Inc. - Class A	6	230
Olaplex Holdings, Inc. (a)	7	31
PepsiCo, Inc.	165	29,992
Performance Food Group Company (a)	19	1,168
Philip Morris International Inc.	186	18,078
Pilgrim's Pride Corporation (a)	8	183
Post Holdings, Inc. (a)	5	477
PriceSmart, Inc.	4	269
Reynolds Consumer Products Inc.	9	245
Seaboard Corporation	—	155
Spectrum Brands Holdings, Inc.	5	323
Sprouts Farmers Market, Inc. (a)	13	443
Sysco Corporation	60	4,652
Target Corporation	55	9,089
The Boston Beer Company, Inc. - Class A (a)	1	468
The Clorox Company	14	2,210
The Coca-Cola Company	466	28,905
The Estee Lauder Companies Inc. - Class A	27	6,773
The Hershey Company	18	4,540
The J. M. Smucker Company	13	2,014
The Kroger Co.	78	3,846
The Procter & Gamble Company	282	41,872
The Simply Good Foods Company (a)	6	225
Treehouse Foods, Inc. (a)	5	265
Tyson Foods, Inc. - Class A	35	2,089
United Natural Foods, Inc. (a)	8	205
US Foods Holding Corp. (a)	22	818
Walgreens Boots Alliance, Inc.	86	2,988
Walmart Inc.	168	24,831
WD-40 Company	1	257
		314,490
Energy 4.5%
Antero Midstream Corporation	41	434
Antero Resources Corporation (a)	29	670
Apa Corp.	39	1,403
Arch Resources, Inc. - Class A	2	214
Baker Hughes Company - Class A	121	3,490
Cactus, Inc. - Class A	7	301
California Resources Corporation	6	233
Callon Petroleum Company (a)	7	230
ChampionX Corporation	25	689
Cheniere Energy, Inc.	29	4,586
Chesapeake Energy Corporation	14	1,062
Chevron Corporation	213	34,772
Chord Energy Corporation	6	768
Civitas Resources, Inc.	5	307
CNX Resources Corporation (a)	19	311
Comstock Resources, Inc. (b)	12	133
ConocoPhillips	147	14,598
CONSOL Energy Inc.	3	196
Coterra Energy Inc.	97	2,386
CVR Energy, Inc.	—	2
Delek US Holdings, Inc.	9	201
Denbury Inc. (a)	7	604
Devon Energy Corporation	79	3,982
Diamondback Energy, Inc.	21	2,871
DT Midstream, Inc.	12	611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Enviva, Inc.	4	108
EOG Resources, Inc.	69	7,950
EQT Corporation	40	1,288
Equitrans Midstream Corporation	59	342
Exxon Mobil Corporation	493	54,054
Halliburton Company	106	3,351
Helmerich & Payne, Inc.	15	532
Hess Corporation	34	4,458
HF Sinclair Corporation	14	687
International Seaways, Inc.	5	212
Kinder Morgan, Inc.	243	4,259
Kosmos Energy Ltd. (a)	54	402
Liberty Energy Inc. - Class A	18	225
Magnolia Oil & Gas Corporation - Class A	20	436
Marathon Oil Corporation	77	1,833
Marathon Petroleum Corporation	54	7,272
Matador Resources Company	15	722
Murphy Oil Corporation	20	741
New Fortress Energy Inc. - Class A (b)	6	176
NexTier Oilfield Solutions Inc. (a)	24	188
Northern Oil and Gas Incorporated	7	223
Nov Inc.	44	812
Occidental Petroleum Corporation	88	5,482
ONEOK, Inc.	55	3,489
Ovintiv Canada ULC	30	1,096
Patterson-UTI Energy, Inc.	30	352
PBF Energy Inc. - Class A	12	522
PDC Energy, Inc.	11	718
Peabody Energy Corporation (a)	13	333
Permian Resources Corporation - Class A	31	326
Phillips 66	57	5,734
Pioneer Natural Resources Company	29	5,892
Range Resources Corporation	28	740
Schlumberger Limited	172	8,453
SM Energy Company	17	491
Southwestern Energy Company (a)	144	720
Targa Resources Corp.	27	1,961
Texas Pacific Land Corporation	1	1,163
The Williams Companies, Inc.	147	4,375
Transocean Ltd. (a) (b) (c)	81	513
Valaris Limited (a)	6	383
Valero Energy Corporation	46	6,355
Weatherford International Public Limited Company (a)	8	463
		214,886
Real Estate 3.0%
Agree Realty Corporation	10	716
Alexandria Real Estate Equities, Inc.	18	2,238
American Homes 4 Rent - Class A	40	1,255
American Tower Corporation	55	11,310
Americold Realty Trust	28	790
Apartment Income REIT Corp.	20	719
Apple Hospitality REIT, Inc.	31	482
AvalonBay Communities, Inc.	17	2,887
Boston Properties, Inc.	15	820
Brixmor Property Group Inc.	34	739
Broadstone Net Lease, Inc.	18	301
Camden Property Trust	13	1,356
CBRE Group, Inc. - Class A (a)	38	2,782
Corporate Office Properties Trust	15	346
Cousins Properties Incorporated	21	444
Crown Castle Inc.	52	7,001
Cubesmart, L.P.	28	1,312
Cushman & Wakefield PLC (a)	18	187
DiamondRock Alpharetta Tenant, LLC	28	229
Digital Realty Trust, Inc.	35	3,464
DigitalBridge Group, Inc. - Class A	17	201
Douglas Emmett, Inc.	13	159
EastGroup Properties, Inc.	6	928
EPR Properties	10	381
Equinix, Inc.	11	8,049
Equity Commonwealth	13	259
Equity Lifestyle Properties, Inc.	20	1,369
Equity Residential	41	2,432
Essential Properties Realty Trust, Inc.	16	405
Essex Property Trust, Inc.	8	1,644
eXp World Holdings, Inc. (b)	9	116
Extra Space Storage Inc.	16	2,676
Federal Realty Investment Trust	10	942
First Industrial Realty Trust, Inc.	14	731
Four Corners Property Trust, Inc.	12	332
Gaming and Leisure Properties, Inc.	32	1,656
Healthpeak Properties, Inc.	64	1,402
Highwoods Properties, Inc.	15	342
Host Hotels & Resorts, Inc.	82	1,354
Independence Realty Trust, Inc.	25	406
Innovative Industrial Properties, Inc.	3	260
Invitation Homes Inc.	71	2,226
Iron Mountain Incorporated	35	1,837
iStar Inc (a)	2	69
JBG Smith Properties	8	119
Jones Lang LaSalle Incorporated (a)	5	780
Kennedy-Wilson Holdings, Inc.	20	333
Kilroy Realty Corporation	13	421
Kite Realty Naperville, LLC	29	603
KRC Interim Corp.	76	1,477
Lamar Advertising Company - Class A	10	957
Life Storage Inc.	9	1,229
LXP Industrial Trust	40	410
Medical Properties Trust, Inc. (b)	64	530
Mid-America Apartment Communities, Inc.	14	2,099
National Health Investors, Inc.	4	181
National Retail Properties, Inc.	20	865
National Storage Affiliates Trust	11	441
New Wework Inc. - Class A (a) (b)	27	21
Omega Healthcare Investors, Inc.	25	693
OUTFRONT Media Inc.	20	316
Park Hotels & Resorts Inc.	27	340
Pebblebrook Hotel Trust	18	256
Phillips Edison & Company, Inc.	13	429
Physicians Realty Trust	30	455
PotlatchDeltic Corporation	9	428
ProLogis Inc.	111	13,796
Public Storage	19	5,679
Rayonier Inc.	20	654
Realty Income Corporation	75	4,757
Regency Centers Corporation	21	1,274
Rexford Industrial Realty, Inc.	20	1,217
RLJ III-EM Columbus Lessee, LLC	22	234
Ryman Hospitality Properties, Inc.	8	693
Sabra Health Care REIT, Inc.	31	357
SBA Communications Corporation - Class A	13	3,422
Simon Property Group, Inc.	39	4,398
SITE Centers Corp.	24	293
SL Green Realty Corp. (b)	6	142
Spirit Realty Capital, Inc.	16	654
STAG Industrial, Inc.	22	750
Sun Communities, Inc.	15	2,116
Sunstone Hotel Investors, Inc.	30	299
Terreno Realty Corporation	10	633
The Howard Hughes Corporation (a)	4	285
The Macerich Company	30	320
The St. Joe Company	5	195
UDR, Inc.	39	1,594
Uniti Group Inc.	33	117
Ventas, Inc.	50	2,174
VICI Properties Inc.	117	3,814
Vornado Realty Trust	23	348
W.P. Carey Inc.	26	2,005
Welltower Inc.	57	4,106
Weyerhaeuser Company	86	2,582
Xenia Hotels & Resorts, Inc.	16	214
Zillow Group, Inc. - Class A (a)	6	262
Zillow Group, Inc. - Class C (a)	19	832
		143,153
Materials 2.9%
Air Products and Chemicals, Inc.	27	7,714
Albemarle Corporation	14	3,130
Alcoa Corporation	21	879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Alpha Metallurgical Resources, Inc.	2	319
Amcor Pty Ltd	164	1,868
AptarGroup, Inc.	8	966
Arconic Corporation (a)	7	195
Ashland Inc.	5	545
ATI Inc. (a)	16	636
Avery Dennison Corporation	10	1,871
Avient Corporation	13	526
Axalta Coating Systems Ltd. (a)	22	657
Balchem Corporation	4	558
Ball Corporation	35	1,952
Berry Global Group, Inc.	14	820
Cabot Corporation	5	391
Celanese Corporation - Class A	12	1,347
CF Industries Holdings, Inc.	23	1,681
Cleveland-Cliffs Inc. (a)	65	1,188
Commercial Metals Company	16	790
Corteva, Inc.	87	5,232
Crown Holdings, Inc.	14	1,194
Dow Inc.	84	4,629
DuPont de Nemours, Inc.	54	3,839
Eagle Materials Inc.	5	713
Eastman Chemical Company	14	1,211
Ecolab Inc.	30	4,904
Element Solutions Inc.	31	590
FMC Corporation	15	1,826
Freeport-McMoRan Inc.	174	7,099
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	135	179
Graphic Packaging Holding Company	40	1,020
Greif, Inc. - Class A	4	275
H.B. Fuller Company	6	410
Hecla Mining Company	81	510
Huntsman Corporation	19	525
Ingevity Corporation (a)	3	224
Innospec Inc.	4	410
International Flavors & Fragrances Inc.	29	2,680
International Paper Company	38	1,371
Legacy Vulcan Corp.	16	2,768
Linde Public Limited Company	59	21,117
Livent Corporation (a) (b)	21	449
Louisiana-Pacific Corporation	9	483
LyondellBasell Industries N.V. - Class A	31	2,943
Martin Marietta Materials, Inc.	8	2,720
Minerals Technologies Inc.	4	223
MOS Holdings Inc.	39	1,767
MP Materials Corp. - Class A (a)	10	268
NewMarket Corporation	1	319
Newmont Corporation	96	4,682
Nucor Corporation	31	4,811
O-I Glass, Inc. (a)	14	327
Olin Corporation	15	851
Packaging Corporation of America	11	1,584
PPG Industries, Inc.	27	3,627
Quaker Chemical Corporation	1	182
Reliance Steel & Aluminum Co.	7	1,770
Royal Gold, Inc.	9	1,121
RPM International Inc.	15	1,320
Sealed Air Corporation	19	874
Sensient Technologies Corporation	6	435
Silgan Holdings Inc.	10	535
Sonoco Products Company	10	620
Southern Copper Corporation	8	623
Steel Dynamics, Inc.	19	2,102
Stepan Company	4	362
Summit Materials, Inc. - Class A (a)	16	445
Sylvamo Corporation	4	195
The Chemours Company	18	537
The Scotts Miracle-Gro Company	3	209
The Sherwin-Williams Company	28	6,392
Tronox Holdings PLC	16	224
United States Steel Corporation	28	724
Valvoline, Inc.	25	865
Westlake Corporation	4	513
WestRock Company	29	895
Worthington Industries, Inc.	2	117
		136,873
Utilities 2.8%
ALLETE, Inc.	8	545
Alliant Energy Corporation	31	1,660
Ameren Corporation	31	2,709
American Electric Power Company, Inc.	60	5,496
American States Water Company	5	418
American Water Works Company, Inc.	22	3,278
Atmos Energy Corporation (b)	17	1,862
AVANGRID, Inc.	9	365
Avista Corporation	7	314
Black Hills Corporation	8	525
California Water Service Group	5	262
CenterPoint Energy, Inc.	75	2,200
Chesapeake Utilities Corporation	1	187
Clearway Energy, Inc. - Class A	5	156
Clearway Energy, Inc. - Class C	13	395
CMS Energy Corporation	35	2,163
Consolidated Edison, Inc.	43	4,156
Constellation Energy Group, Inc.	39	3,095
Dominion Energy, Inc.	98	5,475
DTE Energy Company	23	2,566
Duke Energy Corporation	90	8,709
Edison International	47	3,311
Entergy Corporation	25	2,654
Essential Utilities, Inc.	31	1,370
Evergy, Inc.	28	1,703
Eversource Energy	42	3,258
Exelon Corporation	117	4,920
FirstEnergy Corp.	66	2,642
Hawaiian Electric Industries, Inc.	15	571
IDACORP, Inc.	7	750
MGE Energy, Inc.	3	198
National Fuel Gas Company	13	741
New Jersey Resources Corporation	11	585
NextEra Energy, Inc.	238	18,356
NiSource Inc.	46	1,291
NorthWestern Corporation	8	482
NRG Energy, Inc.	28	947
OGE Energy Corp.	25	940
One Gas, Inc.	6	441
Ormat Technologies, Inc. (b)	4	333
Otter Tail Corporation	6	441
PG&E Corporation (a)	197	3,181
Pinnacle West Capital Corporation	15	1,200
PNM Resources, Inc.	12	559
Portland General Electric Company	13	616
PPL Corporation	93	2,579
Public Service Enterprise Group Incorporated	62	3,848
Sempra Energy	38	5,769
SJW Group	3	229
Southwest Gas Holdings, Inc. (b)	6	388
Spire Inc.	5	316
Sunnova Energy International Inc. (a)	10	160
The AES Corporation	77	1,847
The Southern Company	129	8,947
UGI Corporation	22	761
Vistra Corp.	46	1,106
WEC Energy Group Inc.	38	3,605
Xcel Energy Inc.	66	4,455
		132,036
Total Common Stocks (cost $4,933,992)		4,712,603
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund, 4.48% (d) (e)	20,804	20,804

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	5,289	5,289
Total Short Term Investments (cost $26,093)		26,093
Total Investments 100.0% (cost $4,960,085)		4,738,696
Other Derivative Instruments 0.0%		399
Other Assets and Liabilities, Net (0.0)%		(2,564)
Total Net Assets 100.0%		4,736,531

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	163	—	—	3	—	12	175	—
The Bank of New York Mellon Corporation	4,117	—	—	—	—	(7)	4,110	0.1
	4,280	—	—	3	—	5	4,285	0.1

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	5,009	4,873	0.1
Transocean Ltd.	06/17/22	284	513	—
		5,293	5,386	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	32	June 2023	2,789	54	113
S&P 500 Index	118	June 2023	23,363	345	1,050
				399	1,163

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,712,603	—	—	4,712,603
Short Term Investments	26,093	—	—	26,093
	4,738,696	—	—	4,738,696
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,163	—	—	1,163
	1,163	—	—	1,163

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.7%
Utilities 99.6%
ALLETE, Inc.	28	1,834
Alliant Energy Corporation	125	6,676
Ameren Corporation	129	11,124
American Electric Power Company, Inc.	256	23,288
American States Water Company	18	1,641
American Water Works Company, Inc.	96	14,079
Atmos Energy Corporation	71	8,012
AVANGRID, Inc.	35	1,385
Avista Corporation	37	1,557
Black Hills Corporation	33	2,051
California Water Service Group	27	1,592
CenterPoint Energy, Inc.	314	9,237
Chesapeake Utilities Corporation	9	1,132
Clearway Energy, Inc. - Class A	17	511
Clearway Energy, Inc. - Class C	41	1,277
CMS Energy Corporation	145	8,904
Consolidated Edison, Inc.	177	16,909
Constellation Energy Group, Inc.	163	12,786
Dominion Energy, Inc.	415	23,204
DTE Energy Company	96	10,570
Duke Energy Corporation	384	36,997
Edison International	190	13,426
Entergy Corporation	101	10,919
Essential Utilities, Inc.	119	5,189
Evergy, Inc.	114	6,987
Eversource Energy	173	13,576
Exelon Corporation	495	20,733
FirstEnergy Corp.	271	10,837
Hawaiian Electric Industries, Inc.	54	2,090
IDACORP, Inc.	25	2,730
MGE Energy, Inc.	18	1,401
Montauk Renewables, Inc. (a)	32	252
New Jersey Resources Corporation	48	2,573
NextEra Energy, Inc.	990	76,289
NiSource Inc.	202	5,661
NorthWestern Corporation	29	1,664
NRG Energy, Inc.	115	3,931
OGE Energy Corp.	100	3,751
One Gas, Inc.	27	2,133
Ormat Technologies, Inc.	26	2,222
Otter Tail Corporation (b)	21	1,494
PG&E Corporation (a)	802	12,967
Pinnacle West Capital Corporation	56	4,465
PNM Resources, Inc.	43	2,084
Portland General Electric Company	44	2,175
PPL Corporation	367	10,192
Public Service Enterprise Group Incorporated	249	15,519
Sempra Energy	157	23,665
SJW Group	13	1,009
Southwest Gas Holdings, Inc.	32	2,026
Spire Inc.	26	1,836
The AES Corporation	333	8,011
The Southern Company	542	37,728
UGI Corporation	104	3,623
Vistra Corp.	186	4,471
WEC Energy Group Inc.	157	14,892
Xcel Energy Inc.	273	18,382
		545,669
Energy 0.1%
New Fortress Energy Inc. - Class A (b)	24	703
Total Common Stocks (cost $566,931)		546,372
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund, 4.48% (c) (d)	221	221
Total Short Term Investments (cost $221)		221
Total Investments 99.7% (cost $567,152)		546,593
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.3%		1,412
Total Net Assets 100.0%		548,028

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	46	June 2023	3,014	23	153

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	546,372	—	—	546,372
Short Term Investments	221	—	—	221
	546,593	—	—	546,593
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	153	—	—	153
	153	—	—	153

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.7%
United States of America 65.0%
3M Company	4	406
Abbott Laboratories	12	1,227
AbbVie Inc.	12	1,938
Activision Blizzard, Inc.	5	416
Adobe Inc. (a)	3	1,232
Advance Auto Parts, Inc.	—	51
Advanced Micro Devices, Inc. (a)	11	1,084
AFLAC Incorporated	4	255
Agilent Technologies, Inc.	2	281
Agilon Health Management, Inc. (a) (b)	1	34
Air Products and Chemicals, Inc.	2	431
Airbnb, Inc. - Class A (a)	3	343
Akamai Technologies, Inc. (a)	1	84
Albemarle Corporation	1	175
Albertsons Companies, Inc. - Class A	1	24
Alexandria Real Estate Equities, Inc.	1	143
Align Technology, Inc. (a)	—	164
Allegion Public Limited Company	1	62
Alliant Energy Corporation	2	90
Ally Financial Inc.	2	62
Alnylam Pharmaceuticals, Inc. (a)	1	163
Alphabet Inc. - Class A (a)	41	4,277
Alphabet Inc. - Class C (a)	36	3,750
Altria Group, Inc.	12	550
Amazon.com, Inc. (a)	62	6,383
Ameren Corporation	2	154
American Electric Power Company, Inc.	4	327
American Express Company	4	687
American Financial Group, Inc.	—	53
American International Group, Inc.	5	263
American Tower Corporation	3	652
American Water Works Company, Inc.	1	212
Ameriprise Financial, Inc.	1	236
AmerisourceBergen Corporation	1	181
AMETEK, Inc.	2	225
Amgen Inc.	4	884
Amphenol Corporation - Class A	4	335
Analog Devices, Inc.	4	709
Annaly Capital Management, Inc.	3	57
ANSYS, Inc. (a)	1	194
Apa Corp.	2	68
Apollo Asset Management, Inc.	3	199
Apple Inc.	103	16,972
Applied Materials, Inc.	6	723
Aptiv PLC (a)	2	206
Aramark	2	66
Archer-Daniels-Midland Company	4	303
Arista Networks, Inc. (a)	2	292
Arthur J. Gallagher & Co.	1	274
AT&T Inc.	49	946
Atmos Energy Corporation	1	116
Autodesk, Inc. (a)	1	311
Automatic Data Processing, Inc.	3	637
AutoZone, Inc. (a)	—	334
AvalonBay Communities, Inc.	1	162
AVANGRID, Inc. (b)	—	15
Avantor, Inc. (a)	4	91
Avery Dennison Corporation	1	101
Baker Hughes Company - Class A	7	201
Ball Corporation	2	121
Bank of America Corporation	48	1,375
Bath & Body Works, Inc.	2	62
Baxter International Inc.	3	140
Becton, Dickinson and Company	2	481
Bentley Systems, Incorporated - Class B	1	51
Berkshire Hathaway Inc. - Class B (a)	12	3,855
Best Buy Co., Inc.	1	112
Bill Holdings, Inc. (a)	1	50
Biogen Inc. (a)	1	280
BioMarin Pharmaceutical Inc. (a)	1	123
Bio-Rad Laboratories, Inc. - Class A (a)	—	67
Bio-Techne Corporation	1	74
BlackRock, Inc.	1	694
Blackstone Inc. - Class A	5	419
Block, Inc. - Class A (a)	4	253
Booking Holdings Inc. (a)	—	716
Booz Allen Hamilton Holding Corporation - Class A	1	83
BorgWarner Inc.	2	80
Boston Properties, Inc.	1	50
Boston Scientific Corporation (a)	10	495
Bristol-Myers Squibb Company	15	1,022
Broadcom Inc.	3	1,845
Broadridge Financial Solutions, Inc.	1	115
Brookfield Renewable Corporation - Class A	1	26
Brown & Brown, Inc.	2	91
Brown-Forman Corporation - Class A	—	25
Brown-Forman Corporation - Class B	1	81
Bunge Limited	1	94
Burlington Stores, Inc. (a)	—	93
C.H. Robinson Worldwide, Inc.	1	93
Cadence Design Systems, Inc. (a)	2	391
Caesars Entertainment, Inc. (a)	1	68
Camden Property Trust	1	80
Campbell Soup Company	1	80
Capital One Financial Corporation	3	257
Cardinal Health, Inc.	2	137
CarMax, Inc. (a)	1	73
Carrier Global Corporation	6	265
Catalent, Inc. (a)	1	80
Caterpillar Inc.	4	818
CBRE Group, Inc. - Class A (a)	2	163
CDW Corp.	1	188
Celanese Corporation - Class A	1	85
Centene Corporation (a)	4	252
CenterPoint Energy, Inc.	4	125
Ceridian HCM Holding Inc. (a)	1	82
CF Industries Holdings, Inc.	1	104
Charles River Laboratories International, Inc. (a)	—	65
Cheniere Energy, Inc.	2	271
Chevron Corporation	12	1,991
Chipotle Mexican Grill, Inc. (a)	—	328
Chubb Limited	3	560
Church & Dwight Co., Inc.	2	145
Cigna Corporation	2	539
Cincinnati Financial Corporation	1	116
Cintas Corporation	1	273
Cisco Systems, Inc.	28	1,488
Citigroup Inc.	13	630
Citizens Financial Group, Inc.	3	103
Cloudflare, Inc. - Class A (a)	2	113
CME Group Inc. - Class A	2	477
CMS Energy Corporation	2	120
Cognex Corporation	1	60
Cognizant Technology Solutions Corporation - Class A	4	216
Coinbase Global, Inc. - Class A (a)	1	74
Colgate-Palmolive Company	6	429
Comcast Corporation - Class A	29	1,109
Comerica Incorporated	1	41
Conagra Brands, Inc.	3	124
ConocoPhillips	9	862
Consolidated Edison, Inc.	2	238
Constellation Brands, Inc. - Class A	1	251
Constellation Energy Group, Inc.	2	181
Copart, Inc. (a)	3	218
Corebridge Financial, Inc.	1	14
Corning Incorporated	5	177
Corteva, Inc.	5	305
CoStar Group, Inc. (a)	3	186
Costco Wholesale Corporation	3	1,513
Coterra Energy Inc.	5	135
CrowdStrike Holdings, Inc. - Class A (a)	1	204
Crown Castle Inc.	3	390
Crown Holdings, Inc.	1	71
CSX Corporation	15	444
Cummins Inc.	1	232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CVS Health Corporation	9	671
D.R. Horton, Inc.	2	221
Danaher Corporation	5	1,135
Darden Restaurants, Inc.	1	140
Datadog, Inc. - Class A (a)	2	125
DaVita Inc. (a)	—	39
Deere & Company	2	784
Dell Technologies Inc. - Class C	2	74
Delta Air Lines, Inc. (a)	4	151
Dentsply Sirona Inc.	2	59
Devon Energy Corporation	5	228
DexCom, Inc. (a)	3	322
Diamondback Energy, Inc.	1	170
Digital Realty Trust, Inc.	2	197
Discover Financial Services	2	186
DocuSign, Inc. (a)	1	78
Dollar General Corporation	2	330
Dollar Tree, Inc. (a)	2	220
Dominion Energy, Inc.	6	320
Domino's Pizza, Inc.	—	82
Doordash, Inc. - Class A (a)	2	120
Dover Corporation	1	146
Dow Inc.	5	273
DTE Energy Company	1	144
Duke Energy Corporation	5	523
DuPont de Nemours, Inc.	3	244
DXC Technology Company (a)	2	44
Dynatrace, Inc. (a)	1	54
East West Bancorp, Inc.	1	53
Eastman Chemical Company	1	79
Eaton Corporation Public Limited Company	3	462
eBay Inc.	4	171
Ecolab Inc.	2	279
Edison International	3	183
Edwards Lifesciences Corporation (a)	4	349
Elanco Animal Health Incorporated (a)	3	31
Electronic Arts Inc.	2	216
Elevance Health, Inc.	2	755
Eli Lilly and Company	5	1,862
Emerson Electric Co.	4	352
Emersub CX, Inc. (a)	—	45
Enphase Energy, Inc. (a)	1	198
Entegris, Inc.	1	84
Entergy Corporation	1	152
EOG Resources, Inc.	4	462
EPAM Systems, Inc. (a)	—	115
EQT Corporation	2	77
Equifax Inc.	1	168
Equinix, Inc.	1	457
Equitable Holdings, Inc.	2	63
Equity Lifestyle Properties, Inc.	1	80
Equity Residential	2	141
Essex Property Trust, Inc.	—	93
ETSY, Inc. (a)	1	90
Evergy, Inc.	2	98
Eversource Energy	2	181
Exact Sciences Corporation (a)	1	78
Exelon Corporation	7	291
Expedia Group, Inc. (a)	1	99
Expeditors International of Washington, Inc.	1	131
Extra Space Storage Inc.	1	149
Exxon Mobil Corporation	28	3,115
F5, Inc. (a)	—	61
FactSet Research Systems Inc.	—	106
Fastenal Company	4	206
Federal Realty Investment Trust	—	47
FedEx Corporation	2	372
Fidelity National Financial, Inc. - Class A	2	67
Fidelity National Information Services, Inc.	4	226
Fifth Third Bancorp	5	128
First Republic Bank (b)	1	17
First Solar, Inc. (a)	1	148
FirstEnergy Corp.	4	151
Fiserv, Inc. (a)	4	498
FleetCor Technologies, Inc. (a)	1	119
FMC Corporation	1	107
Ford Motor Company	28	347
Former Charter Communications Parent, Inc. - Class A (a)	1	264
Fortinet, Inc. (a)	5	301
Fortive Corporation	2	157
Fortune Brands Innovations, Inc.	1	53
Fox Corporation - Class A	2	80
Fox Corporation - Class B	1	33
Franklin Resources, Inc.	2	50
Freeport-McMoRan Inc.	10	403
Gartner, Inc. (a)	1	184
Gen Digital Inc.	4	69
Generac Holdings Inc. (a)	—	45
General Dynamics Corporation	2	356
General Electric Company	7	711
General Mills, Inc.	4	349
General Motors Company	10	361
Genuine Parts Company	1	161
Gilead Sciences, Inc.	9	720
Global Payments Inc.	2	206
Globe Life Inc.	1	72
GoDaddy Inc. - Class A (a)	1	92
Halliburton Company	6	188
Hasbro, Inc.	1	49
HCA Healthcare, Inc.	1	387
Healthpeak Properties, Inc.	4	81
HEICO Corporation	—	48
HEICO Corporation - Class A	1	68
Henry Schein, Inc. (a)	1	80
Hess Corporation	2	245
Hewlett Packard Enterprise Company	9	145
Hilton Worldwide Holdings Inc.	2	265
Hologic, Inc. (a)	2	137
Honeywell International Inc.	5	887
Horizon Therapeutics Public Limited Company (a)	2	168
Hormel Foods Corporation	2	73
Host Hotels & Resorts, Inc.	5	78
Howmet Aerospace Inc.	3	114
HP, Inc.	6	177
Hubbell Incorporated	—	89
HubSpot, Inc. (a)	—	130
Humana Inc.	1	422
Huntington Bancshares Incorporated	9	106
Huntington Ingalls Industries, Inc.	—	53
IDEX Corporation	1	119
IDEXX Laboratories, Inc. (a)	1	287
Illinois Tool Works Inc.	2	471
Illumina, Inc. (a)	1	246
Incyte Corporation (a)	1	93
Ingersoll Rand Inc.	3	166
Insulet Corporation (a)	—	144
Intel Corporation	28	923
Intercontinental Exchange, Inc.	4	400
International Business Machines Corporation	6	814
International Flavors & Fragrances Inc.	2	156
International Paper Company	3	96
Intuit Inc.	2	867
Intuitive Surgical, Inc. (a)	2	618
Invesco Ltd.	3	52
Invitation Homes Inc.	4	123
IQVIA Holdings Inc (a)	1	256
Iron Mountain Incorporated	2	104
J. B. Hunt Transport Services, Inc.	1	102
Jack Henry & Associates, Inc.	1	77
Jacobs Engineering Group Inc.	1	108
Jazz Pharmaceuticals Public Limited Company (a)	—	63
Jefferies Financial Group Inc.	1	43
Johnson & Johnson	18	2,802
Johnson Controls International Public Limited Company	5	286
JPMorgan Chase & Co.	20	2,628
Juniper Networks, Inc.	2	72
K.K.R. Co., Inc. - Class A	4	206
Kellogg Company	2	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Keurig Dr Pepper Inc.	6	206
KeyCorp	6	74
Keysight Technologies, Inc. (a)	1	200
Kimberly-Clark Corporation	2	306
Kinder Morgan, Inc.	13	233
KLA Corporation	1	388
Kraft Foods Group, Inc.	5	209
KRC Interim Corp.	4	76
L3Harris Technologies, Inc.	1	261
Laboratory Corporation of America Holdings	1	151
Lam Research Corporation	1	493
Lamb Weston Holdings, Inc.	1	110
Las Vegas Sands Corp. (a)	2	129
Lear Corporation	—	52
Legacy Vulcan Corp.	1	153
Leidos Holdings, Inc.	1	87
Lennar Corporation - Class A	2	186
Lennar Corporation - Class B	—	9
Lennox International Inc.	—	61
Liberty Broadband Corporation - Series A (a)	—	13
Liberty Broadband Corporation - Series C (a)	1	80
Liberty Media Corporation - Series A (a)	1	19
Liberty Media Corporation - Series C (a)	1	30
Lincoln National Corporation	1	25
Live Nation Entertainment, Inc. (a)	1	62
LKQ Corporation	2	108
Lockheed Martin Corporation	2	730
Loews Corporation	1	80
Lowe`s Companies, Inc.	4	829
LPL Financial Holdings Inc.	1	108
Lucid Group, Inc. (a) (b)	4	29
Lululemon Athletica Canada Inc. (a)	1	290
Lumen Technologies Inc.	6	16
LyondellBasell Industries N.V. - Class A	2	165
M&T Bank Corporation	1	144
Marathon Oil Corporation	5	113
Marathon Petroleum Corporation	3	416
Markel Corporation (a)	—	119
MarketAxess Holdings Inc.	—	104
Marriott International, Inc. - Class A	2	316
Marsh & Mclennan Companies, Inc.	3	571
Martin Marietta Materials, Inc.	—	147
Marvell Technology, Inc.	6	258
Masco Corporation	2	82
MasterCard Incorporated - Class A	6	2,123
Match Group, Inc. (a)	2	70
McCormick & Company, Incorporated	2	144
McDonald's Corporation	5	1,415
McKesson Corporation	1	351
Merck & Co., Inc.	17	1,853
Meta Platforms, Inc. - Class A (a)	15	3,267
MetLife, Inc.	4	251
Mettler-Toledo International Inc. (a)	—	245
MGM Resorts International	3	113
Microchip Technology Incorporated	4	308
Micron Technology, Inc.	8	457
Microsoft Corporation	51	14,830
Mid-America Apartment Communities, Inc.	1	115
Moderna, Inc. (a)	2	363
Molina Healthcare, Inc. (a)	—	108
Molson Coors Beverage Company - Class B	1	64
Mondelez International, Inc. - Class A	9	655
MongoDB, Inc. - Class A (a)	—	104
Monolithic Power Systems, Inc.	—	142
Monster Beverage 1990 Corporation (a)	5	290
Moody's Corporation	1	336
Morgan Stanley	9	795
MOS Holdings Inc.	3	115
Motorola Solutions, Inc.	1	327
MSCI Inc. - Class A	1	310
Nasdaq, Inc.	2	124
NetApp, Inc.	2	98
Netflix, Inc. (a)	3	1,058
Neurocrine Biosciences, Inc. (a)	1	60
Newmont Corporation	5	268
News Corporation - Class A	3	49
News Corporation - Class B	1	14
NextEra Energy, Inc.	14	1,064
NIKE, Inc. - Class B	9	1,059
NiSource Inc.	3	75
Norfolk Southern Corporation	2	344
Northern Trust Corporation	1	125
Northrop Grumman Corporation	1	458
Novocure Limited (a)	1	33
NRG Energy, Inc.	2	58
Nucor Corporation	2	280
NVIDIA Corporation	17	4,732
NVR, Inc. (a)	—	128
Occidental Petroleum Corporation	5	319
Okta, Inc. - Class A (a)	1	85
Old Dominion Freight Line, Inc.	1	215
Omnicom Group Inc.	1	132
On Semiconductor Corporation (a)	3	249
ONEOK, Inc.	3	195
Oracle Corporation	11	986
O'Reilly Automotive, Inc. (a)	—	372
Otis Worldwide Corporation	3	234
Owens Corning	1	69
PACCAR Inc	4	258
Packaging Corporation of America	1	80
Palantir Technologies Inc. - Class A (a)	12	105
Palo Alto Networks, Inc. (a)	2	423
Paramount Global - Class B	4	88
Parker-Hannifin Corporation	1	296
Paychex, Inc.	2	259
Paycom Software, Inc. (a)	—	102
Paylocity Holding Corporation (a)	—	51
PayPal Holdings, Inc. (a)	8	608
Pentair Public Limited Company	1	63
PepsiCo, Inc.	9	1,730
PerkinElmer, Inc.	1	114
Pfizer Inc.	39	1,575
PG&E Corporation (a)	11	171
Philip Morris International Inc.	11	1,037
Phillips 66	3	331
Pinnacle West Capital Corporation	1	64
Pinterest, Inc. - Class A (a)	4	101
Pioneer Natural Resources Company	2	335
Plug Power Inc. (a) (b)	3	40
Pool Corporation	—	89
PPG Industries, Inc.	2	216
PPL Corporation	5	141
Principal Financial Group, Inc.	1	109
ProLogis Inc.	7	815
Prudential Financial, Inc.	2	206
PTC Inc. (a)	1	96
Public Service Enterprise Group Incorporated	3	210
Public Storage	1	330
PulteGroup, Inc.	2	89
Qiagen N.V. (a)	2	74
Qorvo, Inc. (a)	1	76
Qualcomm Incorporated	8	987
Quanta Services, Inc.	1	156
Quest Diagnostics Incorporated	1	121
Raymond James Financial, Inc.	1	119
Raytheon Technologies Corporation	10	989
Realty Income Corporation	5	293
Regency Centers Corporation	1	66
Regeneron Pharmaceuticals, Inc. (a)	1	607
Regions Financial Corporation	7	125
Reinsurance Group of America, Incorporated	—	65
Republic Services, Inc.	1	194
ResMed Inc.	1	215
Rivian Automotive, Inc. - Class A (a) (b)	4	60
Roblox Corporation - Class A (a)	3	114
Rockwell Automation, Inc.	1	227
Roku Inc. - Class A (a)	1	51
Rollins, Inc.	2	61
Roper Technologies, Inc.	1	314
Ross Stores, Inc.	2	257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.	1	97
Royalty Pharma PLC - Class A	2	87
S&P Global Inc.	2	806
Salesforce, Inc. (a)	7	1,393
SBA Communications Corporation - Class A	1	195
Schlumberger Limited	10	482
Seagen Inc. (a)	1	197
Sealed Air Corporation	1	49
SEI Investments Company	1	43
Sempra Energy	2	327
Sensata Technologies Holding PLC	1	54
ServiceNow, Inc. (a)	1	645
Simon Property Group, Inc.	2	251
Sirius XM Holdings Inc. (b)	7	29
Skyworks Solutions, Inc.	1	133
Snap Inc. - Class A (a)	7	82
Snap-on Incorporated	—	91
Snowflake Inc. - Class A (a)	2	304
SolarEdge Technologies Ltd. (a)	—	119
Southern Copper Corporation	1	46
Southwest Airlines Co.	4	130
Splunk Inc. (a)	1	104
SS&C Technologies Holdings, Inc.	1	82
Stanley Black & Decker, Inc.	1	89
Starbucks Corporation	8	822
State Street Corporation	2	187
Steel Dynamics, Inc.	1	122
Steris Limited	1	132
Stryker Corporation	2	666
Sun Communities, Inc.	1	124
Synchrony Financial	3	82
Synopsys, Inc. (a)	1	403
Sysco Corporation	3	269
T. Rowe Price Group, Inc.	2	175
Take-Two Interactive Software, Inc. (a)	1	134
Tapestry, Inc.	2	81
Targa Resources Corp.	1	109
Target Corporation	3	521
Teledyne Technologies Incorporated (a)	—	147
Teleflex Incorporated	—	79
Teradyne, Inc.	1	114
Tesla Inc. (a)	19	3,844
Texas Instruments Incorporated	6	1,163
Texas Pacific Land Corporation	—	71
Textron Inc.	2	107
The AES Corporation	4	105
The Allstate Corporation	2	210
The Bank of New York Mellon Corporation (c)	5	228
The Boeing Company (a)	4	814
The Carlyle Group, Inc.	2	48
The Charles Schwab Corporation	10	547
The Clorox Company	1	131
The Coca-Cola Company	27	1,660
The Cooper Companies, Inc.	—	125
The Estee Lauder Companies Inc. - Class A	2	387
The Goldman Sachs Group, Inc.	2	771
The Hartford Financial Services Group, Inc.	2	164
The Hershey Company	1	250
The Home Depot, Inc.	7	2,086
The Interpublic Group of Companies, Inc.	3	95
The J. M. Smucker Company	1	118
The Kroger Co.	4	221
The PNC Financial Services Group, Inc.	3	334
The Procter & Gamble Company	16	2,443
The Progressive Corporation	4	566
The Sherwin-Williams Company	2	362
The Southern Company	8	530
The TJX Companies, Inc.	8	633
The Trade Desk, Inc. - Class A (a)	3	189
The Travelers Companies, Inc.	2	280
The Walt Disney Company (a)	13	1,255
The Williams Companies, Inc.	9	255
Thermo Fisher Scientific Inc.	3	1,569
T-Mobile USA, Inc. (a)	4	599
Tractor Supply Company	1	179
Trane Technologies Public Limited Company	2	284
TransDigm Group Incorporated	—	261
TransUnion	1	80
Trimble Inc. (a)	2	91
Truist Financial Corporation	9	308
Twilio Inc. - Class A (a)	1	91
Tyler Technologies, Inc. (a)	—	98
Tyson Foods, Inc. - Class A	2	122
U.S. Bancorp	9	340
Uber Technologies, Inc. (a)	14	435
UDR, Inc.	2	82
UGI Corporation	1	49
Ulta Beauty, Inc. (a)	—	189
Union Pacific Corporation	4	864
United Airlines Holdings, Inc. (a)	2	95
United Parcel Service, Inc. - Class B	5	976
United Rentals, Inc.	—	192
UnitedHealth Group Incorporated	6	3,040
Unity Software Inc. (a)	2	56
Universal Health Services, Inc. - Class B	1	68
V.F. Corporation	2	51
Vail Resorts, Inc.	—	67
Valero Energy Corporation	3	386
Veeva Systems Inc. - Class A (a)	1	173
Ventas, Inc.	3	123
VeriSign, Inc. (a)	1	143
Verisk Analytics, Inc.	1	213
Verizon Communications Inc.	29	1,123
Vertex Pharmaceuticals Incorporated (a)	2	558
Viatris Inc.	9	82
VICI Properties Inc.	7	220
Visa Inc. - Class A	11	2,535
Vistra Corp.	3	78
VMware, Inc. - Class A (a)	1	172
Voya Financial, Inc.	1	37
W. R. Berkley Corporation	1	91
W. W. Grainger, Inc.	—	207
W.P. Carey Inc.	1	108
Walgreens Boots Alliance, Inc.	5	173
Walmart Inc.	10	1,434
Waste Management, Inc.	3	425
Waters Corporation (a)	—	130
Watsco, Inc.	—	71
WEC Energy Group Inc.	2	205
Wells Fargo & Company	26	975
Welltower Inc.	3	244
West Pharmaceutical Services, Inc.	1	175
Western Digital Corporation (a)	2	78
Westinghouse Air Brake Technologies Corporation	1	123
Westlake Corporation	—	27
WestRock Company	2	53
Weyerhaeuser Company	5	154
Whirlpool Corporation	—	54
Willis Towers Watson Public Limited Company	1	170
Workday, Inc. - Class A (a)	1	291
Wynn Resorts, Limited (a)	1	84
Xcel Energy Inc.	4	247
Xylem Inc.	1	128
Yum! Brands, Inc.	2	258
Zebra Technologies Corporation - Class A (a)	—	118
Zillow Group, Inc. - Class A (a)	—	11
Zillow Group, Inc. - Class C (a)	1	47
Zimmer Biomet Holdings, Inc.	1	188
Zions Bancorporation, National Association	1	33
Zoetis Inc. - Class A	3	533
Zoom Video Communications, Inc. - Class A (a)	2	118
ZoomInfo Technologies Inc. - Class A (a)	2	54
Zscaler, Inc. (a)	1	63
		242,421
Japan 6.9%
ABC-Mart, Inc.	—	17
ACOM Co., Ltd.	4	9
Advance Residence Investment Corp.	—	21
Advantest Corporation	1	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Aeon Co., Ltd.	6	114
AGC Inc.	2	60
Aisin Corporation (b)	1	35
Ajinomoto Co., Inc. (b)	4	130
ANA Holdings Inc. (a)	1	22
Asahi Group Holdings, Ltd.	4	138
Asahi Intecc Co., Ltd.	2	30
Asahi Kasei Corporation (b)	10	67
ASICS Corporation	1	37
Astellas Pharma Inc.	13	184
Bandai Namco Holdings Inc.	5	97
Bridgestone Corporation	4	171
Brother Industries, Ltd. (b)	2	26
Canon Inc.	7	156
Capcom Co., Ltd.	1	36
Central Japan Railway Company (b)	1	167
Chubu Electric Power Co., Inc.	5	55
Chugai Pharmaceutical Co., Ltd.	4	109
Concordia Financial Group, Ltd. (b)	7	25
COSMOS Pharmaceutical Corporation	—	9
CyberAgent, Inc.	3	24
Dai Nippon Printing Co., Ltd.	2	50
Daifuku Co., Ltd. (b)	3	50
Dai-ichi Life Holdings, Inc.	8	140
Daiichi Sankyo Company, Ltd	13	492
Daikin Industries, Ltd.	2	359
Daito Trust Construction Co., Ltd.	1	50
Daiwa House Industry Co., Ltd	5	106
Daiwa House REIT Investment Corporation	—	31
Daiwa Securities Group Inc. (b)	10	48
DENSO Corporation (b)	4	198
DISCO Corporation (b)	1	70
East Japan Railway Company	3	144
Eisai Co., Ltd. (b)	2	114
ENEOS Holdings, Inc. (b)	22	78
FANUC Corporation	7	237
Fast Retailing Co., Ltd.	1	285
Fuji Electric Co., Ltd. (b)	1	39
FUJIFILM Holdings Corporation	3	137
Fujitsu Limited (b)	1	162
Fukuoka Financial Group, Inc. (b)	1	21
GLP J-REIT	—	32
GMO Payment Gateway, Inc.	1	43
Hakuhodo DY Holdings Inc.	2	24
Hamamatsu Photonics K.K. (b)	1	54
Hankyu Hanshin Holdings, Inc. (b)	2	50
HASEKO Corporation (b)	2	20
Hikari Tsushin,Inc.	—	14
Hirose Electric Co., Ltd. (b)	—	28
Hitachi Construction Machinery Co., Ltd.	1	16
Hitachi, Ltd.	7	362
Honda Motor Co., Ltd. (b)	12	308
Hoshizaki Corporation	1	30
Hoya Corporation	3	276
Hulic Co., Ltd.	3	28
IBIDEN Co., Ltd. (b)	1	36
Idemitsu Kosan Co., Ltd. (b)	2	37
Iida Group Holdings Co., Ltd. (b)	1	21
Inpex Corporation	8	80
Isuzu Motors Limited (b)	4	48
ITOCHU Corporation (b)	10	329
ITOCHU Techno-Solutions Corporation	1	15
Japan Airlines Co., Ltd.	1	20
Japan Airport Terminal Co., Ltd. (a)	1	30
Japan Exchange Group, Inc.	4	55
Japan Metropolitan Fund Investment Corporation	—	35
Japan Post Bank Co., Ltd. (b)	8	67
Japan Post Holdings Co., Ltd. (b)	17	135
Japan Post Insurance Co., Ltd.	2	23
Japan Prime Realty Investment Corporation	—	18
Japan Real Estate Investment Corporation	—	36
Japan Tobacco Inc.	8	158
JFE Holdings, Inc. (b)	4	49
JSR Corporation	2	35
Kajima Corporation	3	41
Kakaku.com, Inc. (b)	1	14
Kansai Paint Co., Ltd	2	24
Kao Corporation	3	125
Kawasaki Heavy Industries, Ltd. (b)	1	24
KDDI Corporation (b)	11	339
Keio Corporation	1	32
Keisei Electric Railway Co., Ltd. (b)	1	37
Keyence Corporation	1	686
Kikkoman Corporation (b)	1	66
Kintetsu Group Holdings Co., Ltd. (b)	1	42
Kirin Holdings Company, Ltd	6	90
Kobayashi Pharmaceutical Co., Ltd.	—	24
Kobe Bussan Co., Ltd.	1	22
Koei Tecmo Holdings Co., Ltd. (b)	1	14
Koito Manufacturing Co., Ltd.	2	34
Komatsu Ltd. (b)	7	164
Konami Holdings Corporation (b)	1	32
Kose Corporation	—	24
Kubota Corporation	8	118
Kurita Water Industries Ltd.	1	32
KYOCERA Corporation	2	125
Kyowa Kirin Co., Ltd.	2	39
Kyushu Railway Company (b)	1	24
Lasertec Co., Ltd.	1	89
Lawson, Inc.	—	17
Lion Corporation (b)	2	22
LIXIL Corporation (b)	2	31
M3, Inc. (b)	3	71
Makita Corporation (b)	2	47
Marubeni Corporation (b)	11	151
Marui Group Co. Ltd. (b)	2	23
Matsuki Yokokokara & Company Co., Ltd.	1	48
Mazda Motor Corporation	4	38
McDonald's Holdings Company (Japan), Ltd.	1	21
Medipal Holdings Corporation	1	18
Meiji Holdings Co., Ltd. (b)	2	48
Minebeamitsumi Inc. (b)	3	51
MISUMI Group Inc. (b)	2	50
Mitsubishi Chemical Group Corporation	10	58
Mitsubishi Corporation (b)	10	363
Mitsubishi Electric Corporation	15	174
Mitsubishi Estate Co., Ltd. (b)	9	113
Mitsubishi Gas Chemical Company, Inc. (b)	1	21
Mitsubishi HC Capital Inc.	5	28
Mitsubishi Heavy Industries, Ltd. (b)	2	81
Mitsubishi Motors Corporation (a) (b)	5	18
Mitsubishi UFJ Financial Group Inc (b)	85	543
Mitsui & Co., Ltd. (b)	11	346
Mitsui Chemicals, Inc.	2	39
Mitsui Fudosan Co., Ltd. (b)	7	124
Mitsui O.S.K. Lines, Ltd. (b)	2	60
Mizuho Bank, Ltd.	2	53
Mizuho Financial Group, Inc.	17	244
MonotaRO Co., Ltd.	2	23
MS&AD Insurance Group Holdings, Inc.	3	99
Murata Manufacturing Co., Ltd.	5	298
Nagoya Railroad Co., Ltd.	1	22
Nec Corporation	2	69
NEXON Co., Ltd.	3	79
NGK Insulators, Ltd. (b)	2	25
NGK Spark Plug Co. Ltd. (b)	1	27
Nidec Corporation	4	192
Nihon M&A Center Holdings Inc.	2	13
Nikon Corporation (b)	2	25
Nintendo Co., Ltd.	8	310
Nippon Building Fund Inc.	—	46
Nippon Express Co., Ltd.	1	36
Nippon Paint Holdings Co., Ltd.	7	67
Nippon Prologis REIT, Inc.	—	61
Nippon Sanso Holdings Corporation (b)	1	22
Nippon Shinyaku Co., Ltd.	—	18
Nippon Steel Corporation (b)	7	153
Nippon Telegraph and Telephone Corporation	8	242
Nippon Yusen Kabushiki Kaisha (b)	3	77
Nissan Motor Co., Ltd. (b)	16	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Nisshin Seifun Group Inc. (b)	2	23
Nissin Chemical Corporation (b)	1	45
Nissin Food Holdings Co., Ltd.	1	46
Nitori Holdings Co., Ltd. (b)	1	72
Nitto Denko Corporation (b)	1	65
Nomura Holdings, Inc. (b)	19	74
Nomura Real Estate Holdings, Inc. (b)	1	15
Nomura Real Estate Master Fund, Inc.	—	35
Nomura Research Institute Ltd	3	77
Nsk Ltd. (b)	3	17
NTT DATA Corporation (b)	4	58
Obayashi Corporation (b)	5	38
OBIC Co., Ltd.	1	79
Odakyu Electric Railway Co., Ltd. (b)	2	31
Oji Holdings Corporation (b)	7	27
Olympus Corporation	9	154
OMRON Corporation (b)	1	82
Ono Pharmaceutical Co., Ltd. (b)	3	70
Open House Group Co., Ltd. (b)	1	19
Oracle Corporation Japan	—	14
Oriental Land Co., Ltd. (b)	8	274
ORIX Corporation (b)	9	139
ORIX JREIT Inc.	—	22
Osaka Gas Co., Ltd. (b)	3	49
Otsuka Corporation	1	28
Otsuka Holdings Co., Ltd.	4	121
Pan Pacific International Holdings Corporation	4	70
Panasonic Holdings Corporation	16	142
Persol Holdings Co., Ltd.	1	26
Rakuten Group, Inc.	6	26
Recruit Holdings Co., Ltd.	12	330
Renesas Electronics Corporation (a)	11	163
Resona Holdings, Inc. (b)	16	78
Resonac Holdings Corporation	1	16
Ricoh Company, Ltd. (b)	4	32
Rinnai Corporation	1	22
ROHM Co., Ltd.	1	50
Santen Pharmaceutical Co., Ltd. (b)	3	21
SBI Holdings, Inc. (b)	2	36
SCSK Corporation (b)	1	13
Secom Co., Ltd. (b)	2	92
Sega Sammy Holdings, Inc.	1	21
Seibu Holdings Inc.	2	17
Seiko Epson Corporation. (b)	2	34
Sekisui Chemical Co., Ltd.	3	44
Sekisui House, Ltd.	4	90
Seven & I Holdings Co., Ltd.	5	244
SG Holdings Co., Ltd. (b)	3	50
Sharp Corporation (b)	2	11
Shimadzu Corporation	2	60
Shimano Inc.	1	104
Shimizu Corporation (b)	5	29
Shin-Etsu Chemical Co., Ltd. (b)	14	470
Shinsei Bank, Limited	1	16
Shionogi & Co., Ltd.	2	91
Shiseido Company, Limited	3	126
SMC Corporation	—	212
Softbank Corp. (b)	20	230
SoftBank Group Corp (b)	8	315
Sojitz Corporation (b)	1	31
Sompo Holdings, Inc. (b)	2	95
Sony Group Corporation	9	792
Square Enix Holdings Co., Ltd.	1	29
Stanley Electric Co., Ltd. (b)	1	27
Subaru Corporation.	4	70
SUMCO Corporation	2	33
Sumitomo Chemical Company, Limited (b)	11	37
Sumitomo Corporation (b)	8	147
Sumitomo Electric Industries, Ltd.	5	67
Sumitomo Metal Mining Co., Ltd. (b)	2	73
Sumitomo Mitsui Financial Group, Inc. (b)	10	396
Sumitomo Mitsui Trust Bank, Limited (b)	3	86
Sumitomo Pharma Co., Ltd.	2	9
Sumitomo Realty & Development Co., Ltd. (b)	3	72
Suntory Beverage & Food Limited	1	34
Suzuki Motor Corporation	3	120
Sysmex Corporation (b)	1	72
T&D Holdings, lnc. (b)	4	55
Taisei Corporation (b)	2	46
Taisho Pharmaceutical Holdings Co., Ltd.	—	12
Takeda Pharmaceutical Co Ltd (b)	11	357
TDK Corporation (b)	3	97
Terumo Corporation	5	146
The Bank of Kyoto, Ltd. (b)	1	24
The Chiba Bank, Ltd. (b)	5	32
The Kansai Electric Power Company, Incorporated (b)	5	50
TIS Inc.	1	37
TOBU Railway Co., LTD. (b)	1	34
Toho Co., Ltd.	1	38
Tokio Marine Holdings, Inc. (b)	14	271
Tokyo Century Corporation (b)	—	10
Tokyo Electric Power Company Holdings, Inc. (a)	6	20
Tokyo Electron Limited	3	402
Tokyo Gas Co., Ltd.	3	47
Tokyu Corporation (b)	4	51
Tokyu Fudosan Holdings Corporation (b)	5	23
Toppan Inc.	3	52
Toray Industries, Inc. (b)	12	67
Toshiba Corporation	3	97
Tosoh Corporation	2	30
TOTO Ltd.	1	37
Toyo Suisan Kaisha, Ltd.	1	25
Toyota Industries Corporation	1	78
Toyota Motor Corporation	87	1,236
Toyota Tsusho Corporation (b)	2	68
Trend Micro Incorporated	1	49
Unicharm Corporation	3	123
United Urban Investment Corporation	—	24
USS Co., Ltd. (b)	2	26
Welcia Holdings Co., Ltd.	1	13
West Japan Railway Company (b)	2	82
Yakult Honsha Co., Ltd. (b)	1	80
Yamaha Corporation (b)	1	46
Yamaha Motor Co., Ltd.	3	71
Yamato Holdings Co., Ltd. (b)	3	43
Yaskawa Electric Corporation	2	79
Yokogawa Electric Corporation (b)	2	26
Z Holdings Corporation	18	50
ZOZO, Inc. (b)	1	14
		25,631
United Kingdom 4.5%
3i Group plc	7	144
abrdn plc	15	38
Admiral Group PLC	2	44
Amcor Pty Ltd	11	120
Anglo American PLC	9	302
AON Public Limited Company - Class A	1	456
Ashtead Group Public Limited Company	3	189
Associated British Foods PLC	2	59
AstraZeneca PLC	11	1,475
Auto Trader Group PLC	6	49
Aviva PLC	21	104
B&M European Value Retail S.A.	6	34
BAE Systems PLC	22	267
Barclays PLC	107	192
Barratt Developments P L C	7	40
BP P.L.C.	127	800
British American Tobacco P.L.C.	15	541
BT Group PLC	47	85
Bunzl Public Limited Company	2	93
Burberry Group PLC	3	93
Carnival Corporation (a) (b)	7	69
Centrica PLC	40	52
Coca-Cola Europacific Partners PLC	1	83
Compass Group PLC	12	303
Convatec Group PLC (d)	11	31
Croda International Public Limited Company	1	76
DCC Public Limited Company	1	41
Dechra Pharmaceuticals PLC	1	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Diageo PLC	16	718
Direct Line Insurance Group PLC	10	17
DS Smith PLC	9	36
easyJet PLC (a)	4	23
Entain PLC	4	63
Evraz PLC (e)	3	—
Experian PLC	7	222
Ferguson PLC	1	198
Fiat Chrysler Automobiles N.V.	15	275
GSK PLC	27	479
Haleon PLC	36	144
Halma Public Limited Company	3	71
Harbour Energy PLC	3	10
Hargreaves Lansdown PLC	2	19
Hikma Pharmaceuticals Public Limited Company	1	25
Hiscox Ltd.	2	33
Howden Joinery Group PLC	4	35
HSBC Holdings PLC	138	934
Imperial Brands PLC	7	149
Informa Jersey Limited	10	89
InterContinental Hotels Group PLC	1	82
Intermediate Capital Group PLC	2	30
Intertek Group Plc	1	58
ITV PLC	24	25
J Sainsbury PLC	12	40
JD Sports Fashion PLC	18	40
Johnson Matthey PLC	1	31
Kingfisher PLC	15	48
Land Securities Group PLC	5	36
Legal & General Group PLC	42	123
Linde Public Limited Company	3	1,218
Lloyds Banking Group PLC	472	277
London Stock Exchange Group PLC	3	256
M&G PLC	18	43
Melrose Holdings Limited	30	62
Mondi plc	3	53
National Grid PLC	26	351
NatWest Group PLC	37	119
Next PLC	1	73
Ocado Group PLC (a)	4	27
Pearson PLC	5	54
Pepco Group N.V. (a) (d)	1	6
Persimmon Public Limited Company	2	35
Phoenix Group Holdings PLC	6	38
Prudential Public Limited Company (c)	18	245
Reckitt Benckiser Group PLC	5	394
Relx PLC	14	438
Rentokil Initial PLC	19	142
Rightmove PLC	6	42
Rio Tinto PLC	7	505
Rolls-Royce PLC (a)	59	109
Schroders PLC	5	30
SEGRO Public Limited Company	8	80
Severn Trent PLC	2	54
Smith & Nephew PLC	6	87
Smiths Group PLC	3	57
Spirax-Sarco Engineering PLC	1	76
SSE PLC	7	163
St. James's Place PLC	4	55
Standard Chartered PLC	18	139
Tate & Lyle Public Limited Company	3	26
Taylor Wimpey PLC	26	38
Tesco PLC	54	178
The Berkeley Group Holdings PLC	1	44
The British Land Company Public Limited Company	7	33
The Sage Group PLC.	8	75
Unilever PLC	18	936
United Utilities PLC	5	61
Vodafone Group Public Limited Company	180	198
Weir Group PLC(The)	2	40
Whitbread PLC	1	51
Wise PLC - Class A (a)	3	17
WPP 2012 Limited	8	94
		16,884
Canada 3.3%
Agnico Eagle Mines Limited	3	165
Air Canada (a)	2	33
Algonquin Power & Utilities Corp. (b)	5	42
Alimentation Couche-Tard Inc.	5	268
AltaGas Ltd. (a) (f)	2	35
ARC Resources Ltd. (b)	5	54
Bank of Montreal	5	434
Barrick Gold Corporation	12	228
BCE Inc.	2	90
Brookfield Corporation - Class A	10	321
CAE Inc. (a)	2	47
Cameco Corporation	3	73
Canadian Apartment Properties Real Estate Investment Trust	1	18
Canadian Imperial Bank of Commerce	6	267
Canadian National Railway Company	4	500
Canadian Natural Resources Limited	8	427
Canadian Pacific Railway Limited	6	485
Canadian Tire Corporation, Limited - Class A	—	52
Canadian Utilities Limited - Class A	1	25
CCL Industries Inc. - Class B	1	55
Cenovus Energy Inc.	10	168
CGI Inc. - Class A (a)	2	145
Constellation Software Inc.	—	250
Dollarama Inc.	2	122
Emera Incorporated	2	70
Empire Company Limited - Class A	1	35
Enbridge Inc.	14	535
Fairfax Financial Holdings Limited	—	102
Finning International Inc.	1	27
First Quantum Minerals Ltd	4	92
FirstService Corporation	—	37
Fortis Inc.	3	136
Franco-Nevada Corporation	1	190
George Weston Limited	1	68
GFL Environmental Inc.	1	38
Gildan Activewear Inc. - Class A	1	43
Great-West Lifeco Inc.	2	48
Groupe WSP Global Inc.	1	111
Hydro One Limited	2	65
iA Societe Financiere Inc.	1	51
IGM Financial Inc. (b)	1	15
Imperial Oil Limited	1	67
Intact Financial Corporation	1	172
Keyera Corp.	2	37
Kinross Gold Corporation	8	38
Loblaw Companies Limited	1	91
Lundin Mining Corporation	5	32
Magna International Inc.	2	102
Manulife Financial Corporation	12	227
Metro Inc. - Class A	2	91
National Bank of Canada	2	165
Nutrien Ltd. (b)	4	272
Nuvei Technologies Corp. (a)	—	19
ONEX Corporation	1	23
Open Text Corporation	2	69
Pembina Pipeline Corporation	4	123
Power Corporation of Canada (b)	4	97
Quebecor Inc. - Class B	1	30
Restaurant Brands International Limited Partnership	2	134
RioCan Real Estate Investment Trust	1	17
Ritchie Bros. Auctioneers Incorporated	1	39
Rogers Communications Inc. - Class B	2	111
Royal Bank of Canada	10	920
Saputo Inc.	2	41
Shaw Communications Inc. - Class B	3	90
Shopify Inc. - Class A (a)	9	409
Sun Life Financial Inc.	4	182
Suncor Energy Inc.	9	293
TC Energy Corporation (b)	7	272
Teck Resources Limited - Class B	3	120
TELUS Corporation	3	60
TFI International Inc.	1	62
The Bank of Nova Scotia	8	411

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Toronto-Dominion Bank	13	754
Thomson Reuters Corporation	1	147
TMX Group Limited	—	38
Tourmaline Oil Corp	2	88
Turquoise Hill Resources Ltd - Class A (a)	3	31
Waste Connections, Inc.	2	245
West Fraser Timber Co. Ltd.	—	28
Wheaton Precious Metals Corp.	3	144
		12,258
France 3.2%
Adevinta ASA - Class B (a) (g)	3	20
Aeroports de Paris (a)	—	32
Alstom	2	53
Amundi (d)	—	27
AXA	14	425
Biomerieux SA	—	32
BNP Paribas	8	460
Bollore SE (b)	6	35
Bouygues	1	50
Bureau Veritas	2	59
Capgemini	1	199
Carrefour	4	83
Compagnie De Saint-Gobain	4	207
Compagnie Generale des Etablissements Michelin	5	149
Credit Agricole SA	9	107
Danone	4	266
Dassault Aviation	—	28
Dassault Systemes	5	206
EDENRED	2	98
Eiffage	1	62
Engie	13	203
EssilorLuxottica	2	373
Gecina	—	38
Getlink S.E.	3	51
Hermes International	—	481
IPSEN	—	27
Kering	1	328
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	606
Legrand	2	166
L'Oreal	2	784
LVMH Moet Hennessy Louis Vuitton	2	1,653
Orange	13	152
Pernod Ricard	1	311
Publicis Groupe SA	2	117
Safran	2	354
Sanofi	8	862
Sartorius Stedim Biotech	—	50
Schneider Electric SE	4	662
Societe d'exploitation Hoteliere	1	59
Societe Generale	6	124
Teleperformance SE	—	96
Thales	1	108
TotalEnergies SE	16	955
Veolia Environnement-VE	4	138
VINCI	4	425
Vivendi SE	5	55
Worldline (a) (d)	2	68
		11,844
Switzerland 2.7%
ABB Ltd - Class N	12	415
Alcon AG	3	237
Baloise Holding AG - Class N	—	48
Barry Callebaut AG - Class N	—	59
Chocoladefabriken Lindt & Sprungli AG - Class N	—	118
Coca-Cola HBC AG	1	37
Compagnie Financiere Richemont SA	4	569
Credit Suisse Group AG - Class N	24	22
EMS-Chemie Holding AG	—	40
Garmin Ltd.	1	101
Geberit AG - Class N	—	136
Givaudan SA - Class N	—	175
Glencore PLC	84	482
Julius Bar Gruppe AG - Class N	2	107
Kuhne & Nagel International AG	—	103
Lafarge	4	247
Lonza Group AG	1	317
Nestle S.A. - Class N	19	2,343
Novartis AG - Class N	17	1,547
Partners Group Holding AG	—	140
Roche Holding AG	—	53
Schindler Holding AG - Class N	—	31
SGS SA - Class N	—	88
Sika AG	1	309
Sonova Holding AG	—	108
STMicroelectronics N.V.	4	233
Straumann Holding AG - Class N	1	116
Swiss Life Holding AG - Class N	—	129
Swiss Re AG	2	196
Swisscom AG - Class N	—	109
TE Connectivity Ltd. (d)	2	289
The Swatch Group AG	—	68
The Swatch Group AG - Class N	—	21
UBS Group AG	25	520
Zurich Insurance Group AG - Class N	1	512
		10,025
Germany 2.2%
Adidas AG - Class N	1	223
Allianz SE	3	643
BASF SE - Class N	6	326
Bayer Aktiengesellschaft - Class N	7	420
Bayerische Motoren Werke Aktiengesellschaft	2	238
Beiersdorf Aktiengesellschaft	1	91
Brenntag SE - Class N	1	76
Carl Zeiss Meditec AG	—	32
COMMERZBANK Aktiengesellschaft	7	72
Continental Aktiengesellschaft	1	54
Covestro AG (d)	1	51
Daimler Truck Holding AG	3	115
Delivery Hero SE (a) (d)	1	43
Deutsche Bank Aktiengesellschaft - Class N	14	143
Deutsche Borse Aktiengesellschaft - Class N	1	254
Deutsche Lufthansa Aktiengesellschaft (a)	4	45
Deutsche Post AG - Class N	7	313
Deutsche Telekom AG - Class N	24	592
DW Property Invest GmbH	—	4
E.ON SE - Class N	15	189
Evonik Industries AG	1	27
Fresenius SE & Co. KGaA	3	76
GEA Group Aktiengesellschaft	1	52
Hannover Ruck SE - Class N	—	85
HeidelbergCement AG	1	75
Henkel AG & Co. KGaA	1	49
Infineon Technologies AG - Class N	9	362
Mercedes-Benz Group AG - Class N	5	415
MERCK Kommanditgesellschaft auf Aktien	1	163
MTU Aero Engines AG - Class N	—	92
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	340
Puma SE	1	45
RWE Aktiengesellschaft	5	199
SAP SE	8	954
Siemens Aktiengesellschaft - Class N	5	846
Siemens Energy AG (a)	3	62
Siemens Healthineers AG (d)	2	129
Symrise AG	1	96
Talanx Aktiengesellschaft	—	17
Telefonica Deutschland Holding AG	7	20
Vantage Towers AG	1	30
Vonovia SE	6	109
Zalando SE (a) (d)	2	78
		8,245
Australia 2.2%
Ampol Limited	2	39
ANZ Group Holdings Limited	21	328
Aristocrat Leisure Limited	5	113
ASX Limited	1	55
Atlas Arteria Limited	9	38

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Atlassian Corporation - Class A (a)	1	176
Aurizon Holdings Limited	13	29
Australian Pipeline Trust	8	51
Bendigo and Adelaide Bank Limited	4	21
BHP Group Limited	35	1,104
BlueScope Steel Limited	3	45
Brambles Limited	10	92
Challenger Limited	4	16
Cochlear Limited	—	73
Coles Group Limited	9	112
Commonwealth Bank of Australia	12	776
Computershare Limited	4	54
CSL Limited	3	641
Dexus Property Trust	8	40
Domino's Pizza Enterprises Limited	—	14
Endeavour Group Limited	9	39
Fortescue Metals Group Ltd	11	170
Goodman Funding Pty Ltd	12	150
GPT Management Holdings Limited	13	38
Harvey Norman Holdings Limited (b)	5	11
IDP Education Limited	1	24
IGO Limited	5	41
Incitec Pivot Limited	13	28
Insurance Australia Group Limited	16	50
Lendlease Corporation Limited	4	21
Macquarie Group Limited	2	289
Medibank Private Limited	18	41
Mineral Resources Limited	1	63
Mirvac Limited	25	35
National Australia Bank Limited	22	407
Newcrest Mining Limited	6	108
Northern Star Resources Ltd	8	65
Orica Limited	3	30
Origin Energy Limited	13	71
Pilbara Minerals Limited	19	50
Qantas Airways Limited (a)	9	39
QBE Insurance Group Limited	11	104
Ramsay Health Care Limited	1	59
REA Group Ltd	—	35
Reece Limited	2	22
Rio Tinto Limited	3	203
Santos Limited	24	109
Scentre Group Limited	38	70
SEEK Limited	2	40
Seven Group Holdings Limited	1	14
Sonic Healthcare Limited	3	76
South32 Limited	30	89
Stockland Corporation Ltd	16	43
Suncorp Group Limited	9	70
Telstra Group Limited	27	77
The Lottery Corporation Limited	16	57
TPG Corporation Limited	3	11
Transurban Holdings Limited	21	198
Treasury Wine Estates Limited	5	45
Vicinity Centres RE Ltd	26	34
Washington H. Soul Pattinson and Company Limited	2	34
Wesfarmers Limited	8	260
Westpac Banking Corporation	24	347
WiseTech Global Limited	1	49
Woodside Energy Group Ltd	13	298
Woolworths Group Limited	9	219
Worley Limited	2	21
		8,171
Netherlands 2.0%
Adyen B.V. (a) (d)	—	331
Aegon N.V.	10	45
Airbus SE	4	578
Akzo Nobel N.V.	1	99
argenx SE (a)	—	142
ASM International N.V.	—	137
ASML Holding N.V.	3	1,896
CNH Industrial N.V.	7	108
HAL Trust	1	81
Heineken Holding N.V.	1	63
Heineken N.V.	2	173
ING Groep N.V.	27	318
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V.	7	245
Koninklijke DSM N.V.	1	141
Koninklijke KPN N.V.	26	91
Koninklijke Philips N.V.	6	119
NN Group N.V.	2	81
NXP Semiconductors N.V.	2	335
Prosus N.V. - Class N	8	630
Randstad N.V. (b)	1	53
Shell PLC - Class A	49	1,397
Unibail-Rodamco-Westfield SE (a)	1	42
Universal Music Group N.V.	6	144
Wolters Kluwer N.V. - Class C	2	229
		7,491
Sweden 1.0%
AB Sagax - Class B	1	26
Aktiebolaget Electrolux - Class B	2	23
Aktiebolaget Industrivarden - Class A	1	34
Aktiebolaget Industrivarden - Class C	1	31
Aktiebolaget SKF - Class B	3	50
Aktiebolaget Volvo - Class A (b)	1	31
Aktiebolaget Volvo - Class B (b)	11	222
Alfa Laval AB	2	73
Assa Abloy AB - Class B	7	165
Atlas Copco Aktiebolag - Class A	17	222
Atlas Copco Aktiebolag - Class B	11	123
Axfood Aktiebolag	1	17
Boliden AB	2	75
Castellum Aktiebolag (b)	2	23
Embracer Group AB - Class B (a) (b)	6	29
Epiroc Aktiebolag - Class A	4	85
Epiroc Aktiebolag - Class B	3	46
EQT AB (d)	3	54
Essity Aktiebolag (publ) - Class B (b)	4	119
Evolution AB (publ) (d)	1	183
Fastighets AB Balder - Class B (a)	5	19
G&L Beijer Ref AB - Class B (b)	2	29
Getinge AB - Class B	1	36
H & M Hennes & Mauritz AB - Class B	5	77
Hexagon Aktiebolag - Class B	15	172
Holmen Aktiebolag - Class B (b)	1	24
Husqvarna Aktiebolag - Class B (b)	3	25
Indutrade Aktiebolag	2	36
Investment Ab Latour - Class B	1	19
Investor Aktiebolag - Class A	4	79
Investor Aktiebolag - Class B	14	283
Kinnevik AB - Class B (a)	2	25
L E Lundbergforetagen AB (publ) - Class B	1	24
Lifco AB (Publ) - Class B	1	29
NIBE Industrier AB - Class B	10	111
Nordnet AB	1	16
Saab AB - Class B	1	33
Sandvik Aktiebolag	7	158
Securitas AB - Class B	2	21
Skandinaviska Enskilda Banken AB - Class A	12	136
Skanska AB - Class B (b)	3	42
SSAB AB - Class A	2	12
SSAB AB - Class B	4	30
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	4	50
Svenska Handelsbanken AB - Class A (b)	11	95
Swedbank AB - Class A (b)	7	108
Swedish Orphan Biovitrum AB (Publ) (a)	2	36
Tele2 AB - Class B	3	33
Telefonaktiebolaget LM Ericsson - Class B (b)	22	126
Telia Company AB (b)	17	44
Trelleborg AB - Class B	2	47
Volvo Cars AB - Class B (a) (b)	4	19
		3,625
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	37
A.P. Moller - Maersk A/S - Class B (b)	—	73
Carlsberg A/S - Class B	1	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Chr. Hansen Holding A/S	1	56
Coloplast A/S - Class B	1	111
Danske Bank A/S (a)	5	100
Demant A/S (a) (b)	1	25
DSV A/S	1	247
Genmab A/S (a)	—	169
Novo Nordisk A/S - Class B	11	1,785
Novozymes A/S - Class B	1	75
Orsted A/S (d)	1	108
Pandora A/S	1	62
Tryg A/S	2	49
Vestas Wind Systems A/S	7	198
		3,201
Ireland 0.8%
Accenture Public Limited Company - Class A	4	1,243
CRH Public Limited Company	5	263
Flutter Entertainment Public Limited Company (a)	1	189
James Hardie Industries Public Limited Company - CDI	3	66
Kerry Group Public Limited Company - Class A	1	108
Kingspan Group Public Limited Company	1	69
Medtronic, Inc.	9	734
Seagate Technology Holdings Public Limited Company	1	91
Smurfit Kappa Funding Designated Activity Company	2	67
		2,830
Spain 0.7%
Acciona,S.A.	—	29
ACS, Actividades de Construccion y Servicios, S.A.	2	59
AENA, S.M.E., S.A. (d)	—	77
Amadeus IT Holding, S.A. (d)	3	210
Banco Bilbao Vizcaya Argentaria, S.A. (b)	42	302
Banco Santander, S.A.	117	437
CaixaBank, S.A. (b)	30	116
Cellnex Telecom, S.A. (d)	4	166
Corporacion Acciona Energias Renovables, S.A.	—	15
Endesa, S.A.	2	48
Ferrovial, S.A.	3	100
Grifols, S.A. - Class A	2	22
Iberdrola, Sociedad Anonima	42	519
Industria de Diseno Textil, S.A.	8	257
MAPFRE, S.A.	7	13
Naturgy Energy Group, S.A. (b)	2	46
Red Electrica Corporacion, S.A.	3	51
Repsol, S.A.	10	152
Telefonica, S.A.	38	164
		2,783
Hong Kong 0.7%
AIA Group Limited	81	848
Budweiser Brewing Company APAC Limited (d)	13	38
CK Asset Holdings Limited	13	82
CK Hutchison Holdings Limited	18	112
CK Infrastructure Holdings Limited	5	27
CLP Holdings Limited	11	83
DFI Retail Group Holding Limited (b)	2	6
ESR Group Limited (d)	18	32
Galaxy Entertainment Group Limited	14	93
Hang Lung Properties Limited	14	27
Hang Seng Bank, Limited	5	67
Henderson Land Development Company Limited	9	32
HK Electric Investments Limited (b)	16	10
HKT Trust	28	37
Hong Kong And China Gas Company Limited -The-	74	65
Hong Kong Exchanges and Clearing Limited	8	359
Jardine Matheson Holdings Limited	2	87
Link Real Estate Investment Trust	18	113
MTR Corporation Limited	11	52
New World Development Company Limited	9	24
Power Assets Holdings Limited	9	51
Sino Land Company Limited	25	34
Sun Hung Kai Properties Limited	10	147
Swire Pacific Limited - Class A	3	20
Swire Pacific Limited - Class B	10	12
Swire Properties Limited	8	21
Techtronic Industries Company Limited	11	125
The Wharf (Holdings) Limited	9	21
WH Group Limited (d)	62	37
Wharf Real Estate Investment Company Limited	11	63
		2,725
Italy 0.6%
A2a S.P.A.	11	17
Amplifon S.p.A	1	20
Assicurazioni Generali S.P.A.	8	167
Banca Mediolanum SpA	2	15
Banco BPM Societa' Per Azioni	10	40
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	16
Davide Campari-Milano N.V.	5	60
DiaSorin S.p.A.	—	17
Enel S.p.A	53	322
Eni S.p.A. (b)	17	239
Ferrari N.V.	1	235
Finecobank Banca Fineco SPA	4	63
Hera S.p.A.	5	15
Infrastrutture Wireless Italiane S.p.A. (d)	2	29
Intesa Sanpaolo SPA	123	315
Leonardo S.p.A.	3	32
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	5	50
Moncler S.p.A.	1	90
Nexi Spa (a)	5	42
Pirelli & C. S.p.A. (d)	3	15
Poste Italiane SPA (d)	3	32
Prysmian S.p.A.	2	82
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	32
Snam S.P.A.	14	74
Telecom Italia SPA (b)	79	26
Terna – Rete Elettrica Nazionale S.p.A.	9	74
UniCredit S.p.A.	13	252
UnipolSai Assicurazioni S.p.A. (b)	3	8
		2,379
Singapore 0.4%
Ascendas Real Estate Investment Trust	23	49
Capitaland Group Pte. Ltd.	33	50
Capitaland Investment Limited	17	46
City Developments Limited	4	20
DBS Group Holdings Ltd	13	328
Flex Ltd. (a)	3	78
Genting International Plc	41	35
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited (b)	1	16
Keppel Corporation Limited	9	37
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	13	18
Olam Group Limited	7	9
Oversea-Chinese Banking Corporation Limited	29	267
Singapore Airlines Limited	9	38
Singapore Exchange Limited	6	43
Singapore Technologies Engineering Ltd	10	29
Singapore Telecommunications Limited	47	88
United Overseas Bank Limited	10	236
UOL Group Limited	3	16
Venture Corporation Limited	2	25
Wilmar International Limited	19	62
		1,498
Finland 0.4%
Elisa Oyj	1	59
Fortum Oyj	3	44
Huhtamaki Oyj	1	24
Kesko Oyj - Class A	1	14
Kesko Oyj - Class B	2	40
Kone Corporation - Class B	3	143
Metso Outotec Oyj	4	49
Neste Oyj	3	146
Nokia Oyj	37	179
Nordea Bank AB	23	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	34
Sampo Oyj - Class A	3	162
Stora Enso Oyj - Class R	4	53
UPM-Kymmene Oyj	4	122
Wartsila Oyj Abp	4	34
		1,360
Belgium 0.3%
Ackermans	—	25
Ageas SA/NV	1	57
Anheuser-Busch InBev	7	442
Azelis Group	1	19
D'Ieteren Group	—	27
Elia Group	—	39
Etablissementen Franz Colruyt	—	11
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	60
KBC Groep	2	158
Proximus	1	10
Sofina (b)	—	22
Solvay	1	58
UCB	1	79
Umicore	1	45
Warehouses De Pauw	1	28
		1,080
Norway 0.2%
Aker ASA	—	10
Aker BP ASA	2	50
DNB Bank ASA	6	111
Equinor ASA	7	209
Gjensidige Forsikring ASA (b)	1	23
Kongsberg Gruppen ASA	1	25
Leroy Seafood Group ASA	2	10
Mowi ASA	3	60
Norsk Hydro ASA	9	67
Orkla ASA	6	39
SalMar ASA	—	16
Schibsted ASA - Class A	—	8
Schibsted ASA - Class B	1	10
Storebrand ASA	3	24
Telenor ASA	5	53
TOMRA Systems ASA	1	23
Var Energi ASA	4	10
Yara International ASA	1	46
		794
Israel 0.1%
Azrieli Group Ltd.	—	14
Bank Hapoalim Ltd	9	71
Bank Leumi le-Israel B.M.	10	74
Bezeq The Israel Telecommunication Corp., Limited	14	19
Elbit Systems Ltd.	—	28
Icl Group Ltd	5	35
Israel Discount Bank Limited	8	37
Mizrahi-Tefahot Bank Ltd.	1	29
Nice Ltd (a)	—	102
Teva Pharmaceutical Industries Ltd (a)	8	67
		476
Brazil 0.1%
MercadoLibre S.R.L (a)	—	414
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	177
Autostore Holdings Ltd (a) (b) (d)	9	19
Everest Re Group, Ltd.	—	101
		297
Austria 0.1%
Andritz AG	—	33
BAWAG Group AG (d)	—	23
Erste Group Bank AG	2	66
EVN AG (b)	—	9
OMV Aktiengesellschaft (b)	1	44
Raiffeisen Bank International AG (b)	1	14
Telekom Austria Aktiengesellschaft (b)	1	7
Verbund AG	—	25
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	10
voestalpine AG	1	25
		256
Poland 0.1%
Allegro.eu (a) (d)	2	16
Bank Polska Kasa Opieki - Spolka Akcyjna	1	22
Dino Polska Spolka Akcyjna (a) (d)	—	28
ING Bank Slaski S.A.	—	8
KGHM Polska Miedz Spolka Akcyjna	1	25
LPP Spolka Akcyjna	—	18
Polski Koncern Naftowy Orlen Spolka Akcyjna	4	53
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	37
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	30
Santander Bank Polska S.A.	—	15
		252
Luxembourg 0.1%
ArcelorMittal	4	116
Eurofins Scientific SE (b)	1	76
Tenaris S.A.	3	49
		241
New Zealand 0.1%
Auckland International Airport Limited (a)	9	49
Contact Energy Limited	5	25
Fisher & Paykel Healthcare Corporation Limited	4	68
Mercury NZ Limited	4	18
Meridian Energy Limited	9	31
Spark New Zealand Limited	14	43
		234
Portugal 0.1%
EDP - Energias de Portugal, S.A.	20	107
EDP Renovaveis, S.A.	2	38
Galp Energia, SGPS, S.A.	3	37
Jeronimo Martins, SGPS, S.A.	2	43
		225
China 0.0%
Wuxi Biologics Cayman Inc (a) (d)	25	157
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	115
Macau 0.0%
Sands China Ltd. (a)	16	56
Chile 0.0%
Antofagasta PLC	2	46
Jersey 0.0%
Clarivate PLC (a)	2	22
United Arab Emirates 0.0%
Mediclinic International PLC	3	20
NMC Health PLC (e)	1	—
Mexico 0.0%
Fresnillo PLC	1	10
Total Common Stocks (cost $268,516)		368,066
PREFERRED STOCKS 0.5%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	83
Roche Holding AG	5	1,378
Schindler Holding AG	—	61
		1,522
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	36
Henkel AG & Co. KGaA (h)	1	95
Porsche Automobil Holding SE (h)	1	58
Sartorius Aktiengesellschaft	—	71
Volkswagen Aktiengesellschaft (h)	1	168
		428
Italy 0.0%
Telecom Italia SPA	39	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Spain 0.0%
Grifols, S.A.	2	13
Total Preferred Stocks (cost $1,953)		1,976
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.9%
JNL Government Money Market Fund, 4.48% (c) (i)	3,218	3,218
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (i)	2,373	2,373
Total Short Term Investments (cost $5,591)		5,591
Total Investments 100.7% (cost $276,060)		375,633
Other Derivative Instruments 0.0%		94
Other Assets and Liabilities, Net (0.7)%		(2,755)
Total Net Assets 100.0%		372,972

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $20 and 0.0% of the Fund.

(h) Convertible security.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	246	—	—	—	—	(1)	245	0.1
The Bank of New York Mellon Corporation	228	—	—	2	—	—	228	—
	474	—	—	2	—	(1)	473	0.1

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	02/28/19	346	331	0.1
AENA, S.M.E., S.A.	09/22/17	88	77	—
Allegro.eu	06/18/21	38	16	—
Amadeus IT Holding, S.A.	09/22/17	206	210	0.1
Amundi	11/30/17	38	27	—
Autostore Holdings Ltd	12/17/21	34	19	—
BAWAG Group AG	04/23/21	24	23	—
Budweiser Brewing Company APAC Limited	10/15/19	48	38	—
Cellnex Telecom, S.A.	05/28/19	178	166	0.1
Convatec Group PLC	04/23/21	31	31	—
Covestro AG	09/22/17	116	51	—
Delivery Hero SE	05/31/18	96	43	—
Dino Polska Spolka Akcyjna	06/18/21	22	28	—
EQT AB	05/29/20	60	54	—
ESR Group Limited	11/30/20	56	32	—
Evolution AB (publ)	05/29/20	103	183	0.1
Infrastrutture Wireless Italiane S.p.A.	05/29/20	24	29	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	18	—
Orsted A/S	09/22/17	71	108	—
Pepco Group N.V.	03/22/22	7	6	—
Pirelli & C. S.p.A.	04/23/21	18	15	—
Poste Italiane SPA	09/22/17	23	32	—
Siemens Healthineers AG	06/18/21	128	129	—
TE Connectivity Ltd.	09/22/17	182	289	0.1
WH Group Limited	09/21/17	64	37	—
Worldline	09/22/17	101	68	—
Wuxi Biologics Cayman Inc	12/17/21	272	157	0.1
Zalando SE	09/22/17	106	78	—
		2,503	2,295	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	13	June 2023	EUR	537	5	18
FTSE 100 Index	2	June 2023	GBP	153	—	—
S&P 500 Index	15	June 2023		2,943	43	161
S&P/ASX 200 Index	1	June 2023	AUD	178	1	1
S&P/TSX 60 Index	1	June 2023	CAD	238	1	3
Topix Index	3	June 2023	JPY	60,492	4	(3)
					54	180

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	06/21/23	AUD	198	133	1
CAD/USD	HSB	06/21/23	CAD	202	150	3
EUR/USD	HSB	06/21/23	EUR	578	630	15
GBP/USD	BOA	06/21/23	GBP	155	191	6
JPY/USD	BOA	06/21/23	JPY	84,312	642	15
USD/JPY	RBC	06/21/23	JPY	(62,920)	(479)	—
					1,267	40

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	260,437	107,629	—	368,066
Preferred Stocks	1,976	—	—	1,976
Short Term Investments	5,591	—	—	5,591
	268,004	107,629	—	375,633
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	183	—	—	183
Open Forward Foreign Currency Contracts	—	40	—	40
	183	40	—	223
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	—	—	—
	(3)	—	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.0%
Industrials 17.8%
Alaska Air Group, Inc. (a)	166	6,984
Builders FirstSource, Inc. (a)	92	8,134
Delta Air Lines, Inc. (a)	293	10,215
Dun & Bradstreet Holdings, Inc.	612	7,185
Eaton Corporation Public Limited Company	152	26,035
Fortune Brands Innovations, Inc.	145	8,530
GFL Environmental Inc.	328	11,302
Howmet Aerospace Inc.	446	18,894
Ingersoll Rand Inc.	258	15,017
ITT Inc.	142	12,238
Johnson Controls International Public Limited Company	406	24,471
KBR, Inc.	493	27,117
Knight-Swift Transportation Holdings Inc. - Class A	206	11,660
L3Harris Technologies, Inc.	66	12,911
Leidos Holdings, Inc.	203	18,733
Masco Corporation	329	16,371
PACCAR Inc	249	18,194
Quanta Services, Inc.	84	13,949
Regal Rexnord Corporation	136	19,160
Republic Services, Inc.	83	11,255
Sensata Technologies Holding PLC	288	14,384
Stanley Black & Decker, Inc.	128	10,337
Westinghouse Air Brake Technologies Corporation	199	20,121
XPO, Inc. (a)	301	9,610
		352,807
Financials 17.1%
American International Group, Inc.	237	11,945
Arthur J. Gallagher & Co.	115	22,079
Assurant, Inc.	136	16,283
Cboe Global Markets, Inc.	103	13,892
Cincinnati Financial Corporation	87	9,719
Columbia Banking System, Inc.	461	9,878
Discover Financial Services	85	8,431
East West Bancorp, Inc.	143	7,932
Equitable Holdings, Inc.	676	17,161
Evercore Inc. - Class A	91	10,518
Everest Re Group, Ltd.	64	22,881
Global Payments Inc.	93	9,787
Invesco Ltd.	434	7,116
M&T Bank Corporation	124	14,847
Northern Trust Corporation	185	16,270
Prosperity Bancshares, Inc.	155	9,516
Raymond James Financial, Inc.	205	19,107
Regions Financial Corporation	588	10,921
SLM Corporation	980	12,141
State Street Corporation	91	6,919
The Hanover Insurance Group, Inc.	58	7,487
The Hartford Financial Services Group, Inc.	381	26,528
TPG Inc. - Class A	255	7,472
Voya Financial, Inc.	239	17,078
Willis Towers Watson Public Limited Company	81	18,897
Zions Bancorporation, National Association	201	6,005
		340,810
Consumer Discretionary 11.1%
Aptiv PLC (a)	96	10,717
Aramark	400	14,327
Brunswick Corporation	205	16,802
Hyatt Hotels Corporation - Class A (a)	102	11,397
International Game Technology PLC	630	16,882
Lear Corporation	84	11,695
LKQ Corporation	476	27,024
Mattel, Inc. (a)	611	11,255
Newell Brands Inc.	715	8,894
PVH Corp.	149	13,261
Ross Stores, Inc.	112	11,865
Skechers U.S.A., Inc. - Class A (a)	351	16,671
The Wendy's Company	731	15,917
Toll Brothers, Inc.	326	19,598
Urban Outfitters, Inc. (a)	278	7,717
V.F. Corporation	251	5,760
		219,782
Materials 9.5%
Ashland Inc.	128	13,133
Avery Dennison Corporation	61	10,884
Axalta Coating Systems Ltd. (a)	544	16,488
Berry Global Group, Inc.	247	14,539
Celanese Corporation - Class A	106	11,516
Corteva, Inc.	301	18,165
Crown Holdings, Inc.	136	11,243
DuPont de Nemours, Inc.	267	19,162
Eastman Chemical Company	220	18,575
Graphic Packaging Holding Company	613	15,637
International Flavors & Fragrances Inc.	133	12,201
Legacy Vulcan Corp.	72	12,336
WestRock Company	493	15,017
		188,896
Information Technology 8.8%
Amdocs Limited	193	18,513
Black Knight, Inc. (a)	134	7,709
Check Point Software Technologies Ltd (a)	59	7,661
Corning Incorporated	392	13,812
Flex Ltd. (a)	607	13,974
Marvell Technology, Inc.	321	13,904
Motorola Solutions, Inc.	61	17,311
NXP Semiconductors N.V.	100	18,635
On Semiconductor Corporation (a)	230	18,899
Seagate Technology Holdings Public Limited Company	129	8,535
TE Connectivity Ltd. (b)	109	14,297
Verint Systems Inc. (a)	148	5,504
Zebra Technologies Corporation - Class A (a)	51	16,084
		174,838
Utilities 8.2%
Atmos Energy Corporation	71	7,983
CenterPoint Energy, Inc.	494	14,554
CMS Energy Corporation	262	16,099
Edison International	169	11,953
Eversource Energy	169	13,227
PG&E Corporation (a)	1,817	29,381
Pinnacle West Capital Corporation	200	15,863
Public Service Enterprise Group Incorporated	300	18,712
Sempra Energy	106	16,074
The AES Corporation	774	18,649
		162,495
Real Estate 7.0%
Brixmor Property Group Inc.	603	12,981
Essex Property Trust, Inc.	51	10,671
Host Hotels & Resorts, Inc.	677	11,172
Jones Lang LaSalle Incorporated (a)	62	9,006
Life Storage Inc.	167	21,850
Mid-America Apartment Communities, Inc.	52	7,792
Spirit Realty Capital, Inc.	223	8,883
STAG Industrial, Inc.	249	8,431
Sun Communities, Inc.	102	14,382
VICI Properties Inc.	648	21,152
W.P. Carey Inc.	170	13,198
		139,518
Energy 6.9%
Chesapeake Energy Corporation	143	10,857
Devon Energy Corporation	297	15,052
Diamondback Energy, Inc.	122	16,438
Halliburton Company	322	10,178
Hess Corporation	173	22,915
Pioneer Natural Resources Company	92	18,829
Plains GP Holdings, L.P. - Class A (a)	899	11,796
Targa Resources Corp.	206	15,053
Valero Energy Corporation	119	16,625
		137,743
Health Care 6.9%
Agilent Technologies, Inc.	84	11,676
AmerisourceBergen Corporation	125	20,014
Dentsply Sirona Inc.	264	10,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Icon Public Limited Company (a)	60	12,835
Laboratory Corporation of America Holdings	50	11,392
Maravai LifeSciences Holdings, Inc. - Class A (a)	221	3,091
Organon & Co.	404	9,493
PerkinElmer, Inc.	79	10,521
Steris Limited	56	10,717
Teleflex Incorporated	25	6,363
Universal Health Services, Inc. - Class B	116	14,723
Zimmer Biomet Holdings, Inc.	123	15,871
		137,082
Consumer Staples 4.7%
Albertsons Companies, Inc. - Class A	524	10,891
Coca-Cola Europacific Partners PLC	228	13,516
Dollar Tree, Inc. (a)	102	14,581
Ingredion Incorporated	186	18,910
Kellogg Company	144	9,615
The J. M. Smucker Company	92	14,498
US Foods Holding Corp. (a)	297	10,975
		92,986
Communication Services 1.0%
Electronic Arts Inc.	87	10,434
Liberty Broadband Corporation - Series C (a)	127	10,369
		20,803
Total Common Stocks (cost $1,631,380)		1,967,760
PREFERRED STOCKS 0.5%
Consumer Staples 0.5%
Henkel AG & Co. KGaA (c)	118	9,225
Total Preferred Stocks (cost $10,436)		9,225
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (d) (e)	6,261	6,261
Total Short Term Investments (cost $6,261)		6,261
Total Investments 99.8% (cost $1,648,077)		1,983,246
Other Assets and Liabilities, Net 0.2%		3,757
Total Net Assets 100.0%		1,987,003

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/10/17	10,949	14,297	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,967,760	—	—	1,967,760
Preferred Stocks	9,225	—	—	9,225
Short Term Investments	6,261	—	—	6,261
	1,983,246	—	—	1,983,246

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 89.5%
Financials 81.6%
3i Group plc	27	561
Alaris Royalty Corp. (a)	—	2
Antin Infrastructure Partners (b)	2	44
Ares Management Corporation - Class A	3	220
AURELIUS Equity Opportunities SE & Co. KGaA	6	100
Blackstone Inc. - Class A	9	826
Bridgepoint Group PLC (a)	60	165
Bure Equity AB	5	109
Compass Diversified Holdings	8	159
Creades AB (publ) - Class A	—	2
EQT AB (a)	18	357
Eurazeo	2	155
GCM Grosvenor Inc. - Class A	—	1
Gimv	2	109
Hamilton Lane Incorporated - Class A	2	149
Intermediate Capital Group PLC	20	293
IP Group PLC	83	57
JAFCO Group Co., Ltd.	7	100
K.K.R. Co., Inc. - Class A	15	792
Kinnevik AB - Class B (b)	6	90
MA Financial Group Limited	16	41
Molten Ventures PLC (b)	4	15
Mutares SE & Co. KGaA	3	65
ONEX Corporation	4	208
Partners Group Holding AG	1	582
Patria Investments Ltd - Class A	7	98
Polar Capital Holdings PLC	12	66
Ratos AB - Class B (c)	42	129
SBI Holdings, Inc.	9	175
StepStone Group Inc. - Class A	4	86
T. Rowe Price Group, Inc.	4	417
The Carlyle Group, Inc.	10	323
TPG Inc. - Class A	3	75
VNV Global AB (publ) (b)	1	1
Wendel	2	182
		6,754
Industrials 4.4%
Ackermans	1	175
Investment Ab Latour - Class B	9	191
		366
Health Care 1.4%
Puretech Health PLC (b)	43	117
Real Estate 1.1%
DigitalBridge Group, Inc. - Class A	7	89
Communication Services 1.0%
Stagwell, Inc. - Class A (b)	11	79
Consumer Discretionary 0.0%
BEENOS Inc.	—	2
Total Common Stocks (cost $8,348)		7,407
INVESTMENT COMPANIES 10.4%
3I Infrastructure PLC	40	156
Caledonia Investments PLC	1	59
Chrysalis Investments Limited	26	19
HBM Healthcare Investments AG	—	—
HgCapital Trust PLC	40	171
ICG Enterprise Trust PLC	7	88
Monroe Capital Corporation	3	26
NB Private Equity Partners Limited	1	24
Pantheon International PLC	40	115
Princess Private Equity Holding Limited	9	88
RIT Capital Partners PLC	—	5
Stellus Capital Investment Corporation	3	39
Syncona Limited	40	73
Total Investment Companies (cost $963)		863
Total Investments 99.9% (cost $9,311)		8,270
Other Assets and Liabilities, Net 0.1%		11
Total Net Assets 100.0%		8,281

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of March 31, 2023.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	03/13/23	2	2	—
Bridgepoint Group PLC	12/16/22	144	165	2.0
EQT AB	09/24/21	530	357	4.3
		676	524	6.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	3,356	3,398	—	6,754
Industrials	—	366	—	366
Health Care	—	117	—	117
Real Estate	89	—	—	89
Communication Services	79	—	—	79
Consumer Discretionary	—	2	—	2
Investment Companies	558	305	—	863
	4,082	4,188	—	8,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 97.3%
Information Technology 28.9%
Accenture Public Limited Company - Class A	8	2,394
Adobe Inc. (a)	6	2,344
ANSYS, Inc. (a)	1	390
Apple Inc.	85	14,070
Applied Materials, Inc.	11	1,375
Cadence Design Systems, Inc. (a)	4	762
CDW Corp.	2	351
Cisco Systems, Inc.	55	2,855
Cognex Corporation	2	111
Dell Technologies Inc. - Class C	3	135
Flex Ltd. (a)	6	137
Hewlett Packard Enterprise Company	17	273
HP, Inc.	11	334
International Business Machines Corporation	12	1,576
Keysight Technologies, Inc. (a)	2	386
Lam Research Corporation	2	949
Microsoft Corporation	95	27,389
Motorola Solutions, Inc.	2	638
NVIDIA Corporation	33	9,081
Palo Alto Networks, Inc. (a)	4	800
Roper Technologies, Inc.	1	620
Salesforce, Inc. (a)	13	2,656
Seagate Technology Holdings Public Limited Company	3	169
Synopsys, Inc. (a)	2	791
TE Connectivity Ltd. (b)	4	545
Trimble Inc. (a)	3	169
Twilio Inc. - Class A (a)	2	153
VMware, Inc. - Class A (a)	3	346
Western Digital Corporation (a)	4	162
Workday, Inc. - Class A (a)	3	555
Zebra Technologies Corporation - Class A (a)	1	223
		72,739
Health Care 13.9%
Agilent Technologies, Inc.	4	548
Align Technology, Inc. (a)	1	319
AmerisourceBergen Corporation	2	346
Amgen Inc.	7	1,716
Avantor, Inc. (a)	9	189
Biogen Inc. (a)	2	536
BioMarin Pharmaceutical Inc. (a)	2	239
Bio-Rad Laboratories, Inc. - Class A (a)	—	134
Bio-Techne Corporation	2	157
Bristol-Myers Squibb Company	28	1,959
Bruker Corporation	1	103
Cardinal Health, Inc.	3	260
Centene Corporation (a)	7	459
Charles River Laboratories International, Inc. (a)	1	134
Chemed Corporation	—	103
Cigna Corporation	4	1,023
CVS Health Corporation	17	1,268
Danaher Corporation	9	2,196
DaVita Inc. (a)	1	56
Dentsply Sirona Inc.	3	106
Edwards Lifesciences Corporation (a)	8	682
Elevance Health, Inc.	3	1,465
Gilead Sciences, Inc.	17	1,372
Henry Schein, Inc. (a)	2	147
Humana Inc.	2	813
IDEXX Laboratories, Inc. (a)	1	549
Illumina, Inc. (a)	2	488
IQVIA Holdings Inc (a)	3	498
Jazz Pharmaceuticals Public Limited Company (a)	1	121
Laboratory Corporation of America Holdings	1	271
McKesson Corporation	2	644
Medtronic, Inc.	18	1,425
Mettler-Toledo International Inc. (a)	—	442
PerkinElmer, Inc.	2	219
Quest Diagnostics Incorporated	2	214
Regeneron Pharmaceuticals, Inc. (a)	1	1,172
Repligen Corporation (a)	1	115
ResMed Inc.	2	429
The Cooper Companies, Inc.	1	249
Thermo Fisher Scientific Inc.	5	3,005
UnitedHealth Group Incorporated	12	5,873
Veeva Systems Inc. - Class A (a)	2	343
Vertex Pharmaceuticals Incorporated (a)	3	1,074
Waters Corporation (a)	1	248
West Pharmaceutical Services, Inc.	1	340
Zoetis Inc. - Class A	6	1,030
		35,079
Financials 12.8%
AFLAC Incorporated	7	480
American Express Company	8	1,311
AON Public Limited Company - Class A	3	860
Berkshire Hathaway Inc. - Class B (a)	24	7,402
BlackRock, Inc.	2	1,331
CME Group Inc. - Class A	5	921
Discover Financial Services	3	346
Everest Re Group, Ltd.	1	188
FactSet Research Systems Inc.	1	209
Fifth Third Bancorp	9	247
Franklin Resources, Inc.	4	105
Global Payments Inc.	3	365
Globe Life Inc.	1	136
Huntington Bancshares Incorporated	19	213
Intercontinental Exchange, Inc.	7	774
Invesco Ltd.	6	102
Lincoln National Corporation	2	47
Loews Corporation	3	155
MarketAxess Holdings Inc.	1	196
Marsh & Mclennan Companies, Inc.	7	1,097
MetLife, Inc.	9	506
Moody's Corporation	2	644
Morgan Stanley	17	1,524
MSCI Inc. - Class A	1	599
Nasdaq, Inc.	4	238
PayPal Holdings, Inc. (a)	15	1,150
Principal Financial Group, Inc.	3	223
Prudential Financial, Inc.	5	406
Regions Financial Corporation	13	233
S&P Global Inc.	4	1,509
SEI Investments Company	1	71
State Street Corporation	5	353
Synchrony Financial	6	175
T. Rowe Price Group, Inc.	3	337
The Allstate Corporation	3	382
The Carlyle Group, Inc.	3	93
The Hartford Financial Services Group, Inc.	4	295
The PNC Financial Services Group, Inc.	5	672
The Travelers Companies, Inc.	3	524
Truist Financial Corporation	17	596
Unum Group	3	101
Visa Inc. - Class A	22	4,871
Willis Towers Watson Public Limited Company	1	335
		32,322
Consumer Discretionary 10.9%
Advance Auto Parts, Inc.	1	100
Airbnb, Inc. - Class A (a)	5	661
Aptiv PLC (a)	4	403
AutoZone, Inc. (a)	—	617
Bath & Body Works, Inc.	3	110
Best Buy Co., Inc.	3	207
Booking Holdings Inc. (a)	1	1,371
BorgWarner Inc.	3	148
Burlington Stores, Inc. (a)	1	174
CarMax, Inc. (a)	2	134
Carnival Corporation (a) (c)	14	137
Chipotle Mexican Grill, Inc. (a)	—	630
D.R. Horton, Inc.	4	403
Darden Restaurants, Inc.	2	249
Deckers Outdoor Corporation (a)	—	159
eBay Inc.	7	319
ETSY, Inc. (a)	2	185

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Expedia Group, Inc. (a)	2	186
Five Below, Inc. (a)	1	154
Floor & Decor Holdings, Inc. - Class A (a)	1	134
GameStop Corp. - Class A (a) (c)	4	81
Genuine Parts Company	2	316
Hasbro, Inc.	2	90
Hilton Worldwide Holdings Inc.	4	504
Las Vegas Sands Corp. (a)	4	252
Lear Corporation	1	114
Lennar Corporation - Class A	3	353
Lennar Corporation - Class B	—	21
LKQ Corporation	3	187
Lowe`s Companies, Inc.	8	1,618
Lululemon Athletica Canada Inc. (a)	2	561
Marriott International, Inc. - Class A	4	589
McDonald's Corporation	10	2,722
MercadoLibre S.R.L (a)	1	813
Murphy USA Inc.	—	73
NIKE, Inc. - Class B	17	2,037
NVR, Inc. (a)	—	228
O'Reilly Automotive, Inc. (a)	1	699
Penske Automotive Group, Inc.	—	42
Pool Corporation	1	178
PulteGroup, Inc.	3	175
Ross Stores, Inc.	5	480
Royal Caribbean Cruises Ltd.	3	193
Service Corporation International	2	141
Starbucks Corporation	15	1,591
Tapestry, Inc.	3	139
The Home Depot, Inc.	14	3,998
The TJX Companies, Inc.	15	1,212
Tractor Supply Company	1	347
Ulta Beauty, Inc. (a)	1	371
V.F. Corporation	4	101
Whirlpool Corporation	1	93
Williams-Sonoma, Inc.	1	108
Yum! Brands, Inc.	4	496
		27,404
Industrials 8.1%
AGCO Corporation	1	114
Allegion Public Limited Company	1	124
Automatic Data Processing, Inc.	5	1,224
Avis Budget Group, Inc. (a)	—	64
Booz Allen Hamilton Holding Corporation - Class A	2	156
C.H. Robinson Worldwide, Inc.	2	154
Carlisle Companies Incorporated	1	113
Carrier Global Corporation	11	509
Cintas Corporation	1	533
Copart, Inc. (a)	6	431
CSX Corporation	28	842
Cummins Inc.	2	449
Deere & Company	4	1,490
Delta Air Lines, Inc. (a)	9	297
Eaton Corporation Public Limited Company	5	902
Emerson Electric Co.	8	659
Expeditors International of Washington, Inc.	2	233
Fastenal Company	8	408
FedEx Corporation	3	704
Illinois Tool Works Inc.	4	898
J. B. Hunt Transport Services, Inc.	1	189
Johnson Controls International Public Limited Company	9	553
Knight-Swift Transportation Holdings Inc. - Class A	2	121
Masco Corporation	3	149
Norfolk Southern Corporation	3	635
Old Dominion Freight Line, Inc.	1	411
Owens Corning	1	114
Paychex, Inc.	4	490
Republic Services, Inc.	3	371
Robert Half International Inc.	1	115
Rockwell Automation, Inc.	2	449
Rollins, Inc.	3	119
Tetra Tech, Inc.	1	102
The Toro Company	1	149
Trane Technologies Public Limited Company	3	555
TransUnion	3	163
U-Haul Holding Company (c)	—	7
Union Pacific Corporation	8	1,637
United Parcel Service, Inc. - Class B	10	1,882
United Rentals, Inc.	1	365
Verisk Analytics, Inc.	2	400
Waste Management, Inc.	5	806
Watsco, Inc.	—	145
Xylem Inc.	2	250
		20,481
Communication Services 6.0%
AT&T Inc.	95	1,824
Comcast Corporation - Class A	56	2,122
Electronic Arts Inc.	3	417
Former Charter Communications Parent, Inc. - Class A (a)	1	505
Fox Corporation - Class A	4	134
Fox Corporation - Class B	2	59
Liberty Broadband Corporation - Series A (a)	—	17
Liberty Broadband Corporation - Series C (a)	2	134
Liberty Media Corporation - Series A (a)	—	23
Liberty Media Corporation - Series A (a)	1	25
Liberty Media Corporation - Series C (a)	2	56
Liberty Media Corporation - Series C (a)	3	202
Lumen Technologies Inc.	13	35
Match Group, Inc. (a)	4	141
Netflix, Inc. (a)	6	2,046
News Corporation - Class A	5	92
News Corporation - Class B	1	26
Omnicom Group Inc.	3	258
Paramount Global - Class B (c)	7	154
Pinterest, Inc. - Class A (a)	8	215
Roblox Corporation - Class A (a)	5	222
Sirius XM Holdings Inc. (c)	10	38
Snap Inc. - Class A (a)	13	142
Take-Two Interactive Software, Inc. (a)	2	248
The Interpublic Group of Companies, Inc.	5	196
The Walt Disney Company (a)	24	2,432
T-Mobile USA, Inc. (a)	8	1,137
Verizon Communications Inc.	56	2,171
		15,071
Consumer Staples 5.3%
Brown-Forman Corporation - Class A	1	46
Brown-Forman Corporation - Class B	2	153
Campbell Soup Company	3	143
Church & Dwight Co., Inc.	3	290
Colgate-Palmolive Company	11	835
Constellation Brands, Inc. - Class A	2	492
Costco Wholesale Corporation	6	2,940
Dollar General Corporation	3	624
Dollar Tree, Inc. (a)	3	398
General Mills, Inc.	8	666
Kimberly-Clark Corporation	5	607
Molson Coors Beverage Company - Class B	3	134
PepsiCo, Inc.	18	3,338
Performance Food Group Company (a)	2	128
Sysco Corporation	7	522
Target Corporation	6	1,010
The Clorox Company	2	255
The Kroger Co.	9	429
US Foods Holding Corp. (a)	3	99
Walgreens Boots Alliance, Inc.	10	331
		13,440
Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	2	259
American Homes 4 Rent - Class A	4	132
American Tower Corporation	6	1,268
AvalonBay Communities, Inc.	2	313
Boston Properties, Inc.	2	104
Brixmor Property Group Inc.	4	88
Camden Property Trust	1	152
CBRE Group, Inc. - Class A (a)	4	300
Crown Castle Inc.	6	767
Digital Realty Trust, Inc.	4	377

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
EastGroup Properties, Inc.	1	98
Equinix, Inc.	1	886
Equity Residential	4	269
Essex Property Trust, Inc.	1	188
Extra Space Storage Inc.	2	289
Federal Realty Investment Trust	1	92
Healthpeak Properties, Inc.	7	161
Host Hotels & Resorts, Inc.	9	157
Iron Mountain Incorporated	4	209
Jones Lang LaSalle Incorporated (a)	1	92
KRC Interim Corp.	8	163
Lamar Advertising Company - Class A	1	112
Life Storage Inc.	—	25
Mid-America Apartment Communities, Inc.	2	233
ProLogis Inc.	12	1,531
Public Storage	2	638
Realty Income Corporation	8	531
Regency Centers Corporation	2	121
SBA Communications Corporation - Class A	1	376
Simon Property Group, Inc.	4	491
UDR, Inc.	4	166
Ventas, Inc.	5	231
W.P. Carey Inc.	3	210
Welltower Inc.	6	451
Weyerhaeuser Company	10	296
Zillow Group, Inc. - Class A (a)	1	38
Zillow Group, Inc. - Class C (a)	2	94
		11,908
Energy 2.8%
Baker Hughes Company - Class A	13	384
Cheniere Energy, Inc.	3	522
Halliburton Company	12	383
Hess Corporation	4	489
HF Sinclair Corporation	2	89
Kinder Morgan, Inc.	26	463
Marathon Petroleum Corporation	6	817
Murphy Oil Corporation	2	74
Nov Inc.	5	99
ONEOK, Inc.	6	373
Ovintiv Canada ULC	3	118
Phillips 66	6	632
Range Resources Corporation	3	87
Schlumberger Limited	19	924
Southwestern Energy Company (a)	12	59
Targa Resources Corp.	3	218
Texas Pacific Land Corporation	—	141
The Williams Companies, Inc.	16	485
Valero Energy Corporation	5	708
		7,065
Materials 2.5%
Air Products and Chemicals, Inc.	3	847
Amcor Pty Ltd	20	228
AptarGroup, Inc.	1	98
Avery Dennison Corporation	1	197
Ball Corporation	4	233
Crown Holdings, Inc.	2	127
Eastman Chemical Company	2	134
International Flavors & Fragrances Inc.	3	315
Linde Public Limited Company	7	2,323
LyondellBasell Industries N.V. - Class A	3	313
Newmont Corporation	11	519
Packaging Corporation of America	1	167
PPG Industries, Inc.	3	415
Reliance Steel & Aluminum Co.	1	198
Sealed Air Corporation	2	87
WestRock Company	3	98
		6,299
Utilities 1.4%
Alliant Energy Corporation	3	182
AVANGRID, Inc.	1	40
CenterPoint Energy, Inc.	8	246
CMS Energy Corporation	4	239
Consolidated Edison, Inc.	5	452
DTE Energy Company	3	278
Eversource Energy	5	363
Exelon Corporation	13	548
Sempra Energy	4	636
Xcel Energy Inc.	7	492
		3,476
Total Common Stocks (cost $250,161)		245,284
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund, 4.48% (d) (e)	604	604
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	90	90
Total Short Term Investments (cost $694)		694
Total Investments 97.6% (cost $250,855)		245,978
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 2.4%		6,048
Total Net Assets 100.0%		252,040

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	06/10/20	569	545	0.2

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	June 2023	974	14	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	245,284	—	—	245,284
Short Term Investments	694	—	—	694
	245,978	—	—	245,978
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	61	—	—	61
	61	—	—	61

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 98.7%
Information Technology 29.0%
Adobe Inc. (a)	63	24,404
Fortinet, Inc. (a)	379	25,174
Intuit Inc.	27	12,086
Lam Research Corporation	46	24,225
Microchip Technology Incorporated	133	11,173
Microsoft Corporation	87	25,127
Monolithic Power Systems, Inc.	28	13,889
Roper Technologies, Inc.	27	11,713
Salesforce, Inc. (a)	143	28,591
ServiceNow, Inc. (a)	51	23,956
Teradyne, Inc.	223	24,013
Tyler Technologies, Inc. (a)	66	23,492
Workday, Inc. - Class A (a)	122	25,200
		273,043
Industrials 15.1%
3M Company	191	20,066
Allegion Public Limited Company	99	10,531
Emerson Electric Co.	242	21,074
Equifax Inc.	111	22,466
Masco Corporation	439	21,809
Rockwell Automation, Inc.	41	11,985
The Boeing Company (a)	57	12,019
TransUnion	358	22,242
		142,192
Health Care 12.2%
Biogen Inc. (a)	80	22,169
Gilead Sciences, Inc.	141	11,688
Medtronic, Inc.	282	22,745
Pfizer Inc.	281	11,462
Veeva Systems Inc. - Class A (a)	128	23,560
Zimmer Biomet Holdings, Inc.	176	22,792
		114,416
Financials 12.1%
Berkshire Hathaway Inc. - Class B (a)	35	10,711
BlackRock, Inc.	17	11,194
Intercontinental Exchange, Inc.	214	22,295
State Street Corporation	134	10,156
The Western Union Company	799	8,909
Tradeweb Markets Inc. - Class A	166	13,162
U.S. Bancorp	496	17,879
Wells Fargo & Company	514	19,213
		113,519
Communication Services 10.9%
Alphabet Inc. - Class A (a)	235	24,349
Comcast Corporation - Class A	619	23,466
Meta Platforms, Inc. - Class A (a)	148	31,382
The Walt Disney Company (a)	229	22,937
		102,134
Consumer Discretionary 10.1%
Amazon.com, Inc. (a)	238	24,616
Domino's Pizza, Inc.	36	11,924
ETSY, Inc. (a)	184	20,506
MercadoLibre S.R.L (a)	12	16,445
Polaris Inc.	195	21,537
		95,028
Materials 4.8%
Ecolab Inc.	142	23,527
International Flavors & Fragrances Inc.	231	21,204
		44,731
Consumer Staples 3.5%
Constellation Brands, Inc. - Class A	51	11,609
Kellogg Company	320	21,438
		33,047
Utilities 1.0%
Dominion Energy, Inc.	177	9,883
Total Common Stocks (cost $904,998)		927,993
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 4.48% (b) (c)	10,248	10,248
Total Short Term Investments (cost $10,248)		10,248
Total Investments 99.8% (cost $915,246)		938,241
Other Derivative Instruments 0.0%		127
Other Assets and Liabilities, Net 0.2%		1,332
Total Net Assets 100.0%		939,700

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	44	June 2023	8,659	127	444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	927,993	—	—	927,993
Short Term Investments	10,248	—	—	10,248
	938,241	—	—	938,241
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	444	—	—	444
	444	—	—	444

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 54.1%
Financials 27.7%
American Express Company
5.56%, (SOFR + 0.93%), 03/04/25 (a)	5,305	5,290
Bank of America Corporation
5.67%, (SOFR + 1.10%), 04/25/25 (a)	5,675	5,659
Capital One Financial Corporation
5.96%, (SOFR + 1.35%), 05/09/25 (a)	5,093	5,051
Caterpillar Financial Services Corporation
4.92%, (SOFR + 0.27%), 09/13/24 (a)	3,576	3,545
Citigroup Inc.
5.98%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a) (b)	5,676	5,669
John Deere Capital Corporation
5.53%, (3 Month USD LIBOR + 0.55%), 06/07/23 (a)	405	405
4.63%, (SOFR + 0.12%), 07/10/23 (a)	1,755	1,751
4.72%, (SOFR + 0.20%), 10/11/24 (a)	3,082	3,036
JPMorgan Chase & Co.
5.34%, (SOFR + 0.58%), 06/23/25 (a)	5,755	5,696
Morgan Stanley
5.19%, (SOFR + 0.63%), 01/24/25 (a)	5,740	5,672
National Rural Utilities Cooperative Finance Corporation
4.87%, (SOFR + 0.33%), 10/18/24 (a)	5,270	5,210
Protective Life Global Funding
5.70%, (SOFR + 1.05%), 12/11/24 (a) (c)	2,155	2,154
5.80%, (SOFR + 0.98%), 03/28/25 (a) (c)	2,085	2,070
Royal Bank of Canada
4.99%, (SOFR + 0.44%), 01/21/25 (a) (d)	1,705	1,683
The Bank of New York Mellon Corporation
4.76%, (SOFR + 0.20%), 10/25/24 (a)	3,123	3,076
The Goldman Sachs Group, Inc.
6.55%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a)	6,360	6,419
Toyota Motor Credit Corporation
5.48%, (SOFR + 0.65%), 12/29/23 (a)	3,130	3,122
5.36%, (SOFR + 0.62%), 03/22/24 (a)	1,660	1,654
Truist Financial Corporation
5.05%, (SOFR + 0.40%), 06/09/25 (a)	5,034	4,814
Wells Fargo & Company
3.75%, 01/24/24	5,856	5,785
		77,761
Consumer Discretionary 5.4%
Mercedes-Benz Finance North America LLC
5.74%, (SOFR + 0.93%), 03/30/25 (a) (c)	1,637	1,639
Starbucks Corporation
5.03%, (SOFR + 0.42%), 02/14/24 (a)	4,940	4,909
Volkswagen Group of America, Inc.
3.13%, 05/12/23 (c)	1,150	1,147
5.58%, (SOFR + 0.95%), 06/07/24 (a) (c)	4,735	4,721
Warnermedia Holdings, Inc.
6.45%, (SOFR + 1.78%), 03/15/24 (a) (c)	2,760	2,771
		15,187
Health Care 4.5%
Baxter International Inc.
4.89%, (SOFR + 0.26%), 12/01/23 (a)	3,890	3,851
5.06%, (SOFR + 0.44%), 11/29/24 (a)	1,595	1,571
Roche Holdings, Inc.
5.21%, (SOFR + 0.56%), 03/10/25 (a) (c)	4,240	4,216
Thermo Fisher Scientific Inc.
4.93%, (SOFR + 0.39%), 10/18/23 (a)	3,020	3,020
		12,658
Communication Services 4.4%
AT&T Inc.
5.45%, (SOFR + 0.64%), 03/25/24 (a)	5,725	5,711
Verizon Communications Inc.
5.24%, (SOFR + 0.50%), 03/22/24 (a)	6,780	6,767
		12,478
Utilities 3.8%
Duke Energy Corporation
4.90%, (SOFR + 0.25%), 06/10/23 (a)	3,996	3,999
Mississippi Power Company
5.12%, (SOFR + 0.30%), 06/28/24 (a)	1,500	1,483
NextEra Energy Capital Holdings, Inc.
5.00%, (SOFR + 0.40%), 11/03/23 (a)	5,194	5,158
		10,640
Energy 3.1%
Enbridge Inc.
5.24%, (SOFR + 0.63%), 02/16/24 (a)	1,370	1,359
Enterprise Products Operating LLC
3.90%, 02/15/24	2,360	2,332
Shell International Finance B.V.
5.27%, (3 Month USD LIBOR + 0.40%), 11/13/23 (a)	4,990	4,986
		8,677
Consumer Staples 1.8%
PepsiCo, Inc.
5.01%, (SOFR + 0.40%), 02/13/26 (a)	5,195	5,197
Information Technology 1.6%
Analog Devices, Inc.
4.75%, (SOFR + 0.25%), 10/01/24 (a)	2,335	2,311
NVIDIA Corporation
0.31%, 06/15/23	2,130	2,111
		4,422
Industrials 1.4%
Siemens Financieringsmaatschappij N.V.
5.08%, (SOFR + 0.43%), 03/11/24 (a) (c)	3,920	3,915
Real Estate 0.4%
Simon Property Group, L.P.
2.75%, 06/01/23	1,100	1,096
Total Corporate Bonds And Notes (cost $152,421)		152,031
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.2%
Ally Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.67%, 11/15/23	1,518	1,506
BMW Vehicle Owner Trust 2022-A
Series 2022-A2A-A, REMIC, 2.52%, 10/25/23	1,061	1,052
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.71%, 06/16/25	1,286	1,269
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	1,028	985
DLLAD 2023-1 LLC
Series 2023-A2-1A, 5.19%, 04/20/26	604	606
DLLST 2022-1 LLC
Series 2022-A2-1A, 2.79%, 01/22/24	1,053	1,047
Ford Credit Auto Lease Trust 2022-A
Series 2022-A2A-A, 2.78%, 10/15/24	2,331	2,316
Ford Credit Auto Owner Trust 2022-B
Series 2022-A2A-B, 3.44%, 02/15/25	2,153	2,136
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A2-2, REMIC, 2.93%, 10/21/24	1,304	1,290
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A2-2, 2.52%, 05/16/25	90	89
GM Financial Consumer Automobile Receivables Trust 2022-3
Series 2022-A2A-3, REMIC, 3.50%, 09/16/25	2,515	2,489
GreatAmerica Financial Services Corporation
Series 2021-A2-2, 0.38%, 09/15/23	124	123
HPEFS Equipment Trust 2022-1
Series 2022-A2-1A, 1.02%, 09/20/23	412	408
Hyundai Auto Lease Securitization Trust 2022-B
Series 2022-A2A-B, REMIC, 2.75%, 12/15/23	934	925
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A2A-C, 4.34%, 04/15/24	2,647	2,631
Hyundai Auto Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.20%, 07/15/24	1,275	1,274
Hyundai Auto Receivables Trust 2021-C
Series 2021-A2A-C, 0.36%, 06/15/23	353	350
Mercedes-Benz Auto Receivables Trust 2022-1
Series 2022-A2-1, 5.26%, 06/17/24	1,601	1,601
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.09%, 01/15/26	2,830	2,826
Nissan Auto Lease Trust 2022-A
Series 2022-A2A-A, REMIC, 3.45%, 11/15/23	2,100	2,088

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Nissan Auto Lease Trust 2023-A
Series 2023-A2A-A, 5.10%, 03/17/25	1,995	1,993
Nissan Auto Receivables 2022-B Owner Trust
Series 2022-A2-B, 4.50%, 05/15/24	1,532	1,526
Santander Retail Auto Lease Trust 2022-A
Series 2022-A2-A, 0.97%, 02/20/24	733	720
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A2-A, 5.05%, 01/15/26	1,345	1,345
Trillium Credit Card Trust II
Series 2021-A-2A, 4.78%, (SOFR 30-Day Average + 0.22%), 10/26/23 (a)	1,600	1,598
Verizon Master Trust
Series 2022-A1B-7, 5.41%, (SOFR 30-Day Average + 0.85%), 11/20/24 (a)	2,028	2,032
Verizon Owner Trust 2020-A
Series 2020-A1A-A, 1.85%, 07/20/24	145	144
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	960	946
Volkswagen Auto Lease Trust 2022-A
Series 2022-A2-A, 3.02%, 01/20/24	2,494	2,465
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	1,329	1,295
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	1,597	1,576
World Omni Auto Receivables Trust 2022-D
Series 2022-A2A-D, 5.51%, 03/16/26	2,718	2,722
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45,629)		45,373
GOVERNMENT AND AGENCY OBLIGATIONS 0.3%
U.S. Government Agency Obligations 0.3%
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23 (e)	900	898
Total Government And Agency Obligations (cost $900)		898
SHORT TERM INVESTMENTS 17.3%
Investment Companies 14.8%
JNL Government Money Market Fund, 4.48% (f) (g)	41,563	41,563
U.S. Treasury Bill 2.5%
Treasury, United States Department of
4.77%, 06/13/23	7,060	6,996
Total Short Term Investments (cost $48,556)		48,559
Total Investments 87.9% (cost $247,506)		246,861
Other Derivative Instruments (1.6)%		(4,466)
Other Assets and Liabilities, Net 13.7%		38,291
Total Net Assets 100.0%		280,686

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $22,633 and 8.1% of the Fund.

(d) Convertible security.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	146	September 2023	9,855	(1,175)	(909)
Brent Crude	248	June 2023	20,624	307	(921)
Cattle Feeder	50	September 2023	5,132	32	417
Cocoa	276	July 2023	7,670	30	318
Coffee C	52	July 2023	3,430	14	(121)
Copper	137	September 2023	14,255	9	(190)
Corn	829	December 2023	24,493	(21)	(1,011)
Cotton No. 2	86	December 2023	3,657	(20)	(70)
Crude Oil, WTI	235	August 2023	18,319	308	(591)
Gasoline, RBOB	178	June 2023	19,941	327	(295)
Gold, 100 Oz.	201	June 2023	37,590	(231)	2,333
KC HRW Wheat	279	July 2023	12,041	52	(20)
Lead	150	June 2023	7,992	(133)	(88)
Lean Hogs	155	October 2023	5,647	50	(384)
Live Cattle	194	July 2023	12,302	87	279
Low Sulfur Gasoil	103	May 2023	8,200	64	(457)
Natural Gas	264	October 2023	8,403	256	(887)
New York Harbor ULSD	147	June 2023	17,119	338	(1,270)
Nickel	37	August 2023	5,449	(236)	(124)
Palladium	19	June 2023	3,068	8	(279)
Platinum	114	July 2023	5,597	35	121
Silver	122	May 2023	13,586	102	1,149
Soybean	145	November 2023	9,908	118	(340)
Soybean Meal	336	May 2023	15,718	205	(60)
Soybean Oil	139	July 2023	5,143	88	(505)
Sugar No. 11	230	September 2023	4,914	85	710
Wheat	145	December 2023	5,725	2	(400)
Zinc	196	August 2023	14,730	(690)	(441)
				11	(4,036)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	152,031	—	152,031
Non-U.S. Government Agency Asset-Backed Securities	—	45,373	—	45,373
Government And Agency Obligations	—	898	—	898
Short Term Investments	41,563	6,996	—	48,559
	41,563	205,298	—	246,861
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,327	—	—	5,327
	5,327	—	—	5,327
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9,363)	—	—	(9,363)
	(9,363)	—	—	(9,363)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 21.5%
U.S. Government Agency Obligations 21.5%
Federal Farm Credit Banks Funding Corporation
1.60%, 08/14/23 (a)	1,600	1,581
Federal Home Loan Bank of Pittsburgh
3.38%, 09/01/23 (a)	1,600	1,589
Federal Home Loan Mortgage Corporation
0.38%, 05/05/23 (a)	500	498
0.25%, 08/24/23 (a)	910	894
Total Government And Agency Obligations (cost $4,583)		4,562
CORPORATE BONDS AND NOTES 21.0%
Financials 11.6%
American Express Company
4.83%, (SOFR + 0.23%), 11/03/23 (b)	55	55
5.56%, (SOFR + 0.93%), 03/04/25 (b)	205	204
Bank of America Corporation
5.67%, (SOFR + 1.10%), 04/25/25 (b)	320	319
Caterpillar Financial Services Corporation
4.86%, (SOFR + 0.24%), 05/17/24 (b)	175	174
John Deere Capital Corporation
4.72%, (SOFR + 0.20%), 10/11/24 (b)	350	345
JPMorgan Chase & Co.
5.34%, (SOFR + 0.58%), 06/23/25 (b)	325	322
Morgan Stanley
5.19%, (SOFR + 0.63%), 01/24/25 (b)	325	321
The Goldman Sachs Group, Inc.
6.55%, (3 Month USD LIBOR + 1.60%), 11/29/23 (b)	315	318
Toyota Motor Credit Corporation
5.36%, (SOFR + 0.62%), 03/22/24 (b)	400	398
		2,456
Health Care 2.7%
Baxter International Inc.
5.06%, (SOFR + 0.44%), 11/29/24 (b)	210	207
Roche Holdings, Inc.
5.21%, (SOFR + 0.56%), 03/10/25 (b) (c)	200	199
Thermo Fisher Scientific Inc.
4.93%, (SOFR + 0.39%), 10/18/23 (b)	170	170
		576
Communication Services 2.4%
AT&T Inc.
5.45%, (SOFR + 0.64%), 03/25/24 (b)	345	344
Verizon Communications Inc.
5.24%, (SOFR + 0.50%), 03/22/24 (b)	170	170
		514
Information Technology 1.5%
Analog Devices, Inc.
4.75%, (SOFR + 0.25%), 10/01/24 (b)	325	322
Consumer Discretionary 1.2%
Volkswagen Group of America, Inc.
5.58%, (SOFR + 0.95%), 06/07/24 (b) (c)	260	259
Energy 1.2%
Enbridge Inc.
5.24%, (SOFR + 0.63%), 02/16/24 (b)	260	258
Utilities 0.4%
Florida Power & Light Company
4.86%, (SOFR + 0.25%), 05/10/23 (b)	75	75
Total Corporate Bonds And Notes (cost $4,473)		4,460
SHORT TERM INVESTMENTS 67.7%
U.S. Treasury Bill 37.6%
Treasury, United States Department of
4.59%, 05/04/23	2,500	2,490
4.79%, 07/11/23	2,000	1,974
4.85%, 08/01/23	1,775	1,747
4.68%, 08/10/23	1,795	1,765
		7,976
Investment Companies 30.1%
JNL Government Money Market Fund, 4.48% (d) (e)	6,368	6,368
Total Short Term Investments (cost $14,344)		14,344
Total Investments 110.2% (cost $23,400)		23,366
Other Derivative Instruments (0.4)%		(91)
Other Assets and Liabilities, Net (9.8)%		(2,077)
Total Net Assets 100.0%		21,198

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $458 and 2.2% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	5	May 2023	679	13	39
Gold, 100 Oz.	97	June 2023	18,238	(111)	1,028
Palladium	3	June 2023	495	1	(54)
Platinum	10	July 2023	492	3	9
Silver	4	May 2023	451	3	32
				(91)	1,054

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Government And Agency Obligations	—	4,562	—	4,562
Corporate Bonds And Notes	—	4,460	—	4,460
Short Term Investments	6,368	7,976	—	14,344
	6,368	16,998	—	23,366
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,108	—	—	1,108
	1,108	—	—	1,108
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(54)	—	—	(54)
	(54)	—	—	(54)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 52.1%
Mortgage-Backed Securities 32.4%
Federal Home Loan Mortgage Corporation
2.50%, 05/01/51 - 04/01/52	6,442	5,554
3.00%, 12/01/51 - 06/01/52	5,174	4,649
4.00%, 04/01/52 - 12/01/52	7,063	6,760
3.50%, 05/01/52 - 02/01/53	5,847	5,431
4.50%, 07/01/52 - 10/01/52	5,939	5,818
4.00%, 09/01/52 (a)	1,264	1,209
4.50%, 10/01/52 (a)	436	427
5.00%, 11/01/52	1,792	1,787
5.50%, 11/01/52 - 02/01/53	2,624	2,654
5.00%, 02/01/53 (a)	1,091	1,088
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 06/01/52	10,004	8,993
3.50%, 05/01/51 - 06/01/52	7,057	6,561
2.50%, 08/01/51 - 05/01/52	16,444	14,198
4.00%, 05/01/52 - 12/01/52	7,503	7,179
4.50%, 07/01/52 - 11/01/52	6,704	6,569
5.00%, 08/01/52 - 01/01/53	6,064	6,052
5.50%, 12/01/52 - 02/01/53	3,967	4,007
TBA, 4.00%, 04/15/53 (a)	21,030	20,112
TBA, 4.50%, 04/15/53 (a)	40,010	39,191
TBA, 5.00%, 04/15/53 (a)	27,240	27,162
TBA, 5.50%, 04/15/53 (a)	16,055	16,218
TBA, 6.00%, 04/15/53 (a)	4,770	4,868
Government National Mortgage Association
TBA, 4.50%, 04/15/53 (a)	7,195	7,087
TBA, 5.00%, 04/15/53 (a)	11,770	11,782
TBA, 5.50%, 04/15/53 (a)	4,350	4,400
		219,756
Collateralized Mortgage Obligations 6.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 6.46%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,103
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.06%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,079
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, REMIC, 7.51%, (SOFR 30-Day Average + 2.95%), 06/25/42 (b)	1,061	1,078
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.16%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	341
Series 2022-1B1-R08, REMIC, 10.16%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,160
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.31%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,541
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.91%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	957
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,371
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	659
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,907
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	347
Series 2018-M2-HQA1, REMIC, 7.15%, (1 Month USD LIBOR + 2.30%), 09/25/30 (b)	1,787	1,795
Series 2021-M2-DNA7, REMIC, 6.36%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	812
Series 2022-M2-DNA2, REMIC, 8.31%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	2,937	2,826
Series 2022-M2-HQA1, REMIC, 9.81%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,416
Series 2022-M1B-DNA3, REMIC, 7.46%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	911
Series 2022-M1B-DNA5, REMIC, 9.06%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,326
Series 2022-M1B-HQA3, REMIC, 8.11%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,439
Series 2022-M1B-DNA6, REMIC, 8.26%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	2,390	2,432
Interest Only, Series SP-4150, REMIC, 1.47%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (b)	1,622	208
Interest Only, Series SA-4456, REMIC, 1.47%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (b)	1,059	127
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,072	395
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,107	378
Interest Only, Series C24-418, 4.00%, 08/01/43	2,606	456
Series 2017-2M2-C06, REMIC, 7.65%, (1 Month USD LIBOR + 2.80%), 02/25/30 (b)	2,893	2,937
Series 2017-1M2-C07, REMIC, 7.25%, (1 Month USD LIBOR + 2.40%), 05/28/30 (b)	428	433
Series 2018-1M2-C01, REMIC, 7.10%, (1 Month USD LIBOR + 2.25%), 07/25/30 (b)	1,392	1,398
Series 2018-2M2-C02, REMIC, 7.05%, (1 Month USD LIBOR + 2.20%), 08/26/30 (b)	953	956
Series 2018-2M2-C04, REMIC, 7.40%, (1 Month USD LIBOR + 2.55%), 12/26/30 (b)	2,026	2,050
Series 2018-1M2-C05, REMIC, 7.20%, (1 Month USD LIBOR + 2.35%), 01/27/31 (b)	2,162	2,193
Interest Only, Series 2019-DS-49, REMIC, 1.30%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (b)	1,855	236
Interest Only, Series 2013-SY-72, REMIC, 1.30%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (b)	1,937	241
Interest Only, Series 2018-ST-18, REMIC, 1.25%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (b)	2,038	248
Interest Only, Series 2016-HS-31, REMIC, 1.15%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (b)	1,380	154
Interest Only, Series 2016-SA-62, REMIC, 1.15%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (b)	2,061	261
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,759	636
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 1.44%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (b)	1,831	211
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,658	632
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,948	649
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,672	371
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,478	584
		45,254
U.S. Treasury Inflation Indexed Securities 6.5%
Treasury, United States Department of
1.63%, 10/15/27 (c)	30,586	31,178
0.63%, 07/15/32 (c)	7,089	6,767
1.13%, 01/15/33 (c)	3,716	3,697
0.13%, 02/15/52 (c)	3,385	2,344
		43,986
Sovereign 4.0%
Angola, Government of
8.00%, 11/26/29 (d)	335	286
9.38%, 05/08/48 (d)	765	598
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (d) (e) (f)	1,145	195
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	5,816	1,412
6.90%, 08/12/37, PEN	2,429	604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (d) (g)	285	128
2.50%, 07/31/35 (d) (g)	360	115
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	470	454
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	330	330
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	26,217	1,365
3.50%, 02/12/34	1,130	961
4.40%, 02/12/52	1,130	885
Government of Saudi Arabia
3.25%, 11/17/51 (d)	440	310
3.75%, 01/21/55 (d)	335	259
Government of the Republic of Panama
2.25%, 09/29/32	490	376
3.30%, 01/19/33	655	548
Government of the Sultanate of Oman
6.25%, 01/25/31 (d)	475	483
7.00%, 01/25/51 (d)	770	748
Koztarsasagi Elnoki Hivatal
3.25%, 10/22/31, HUF	489,160	961
Ministerio da Fazenda
10.00%, 01/01/31, BRL	2,439	422
Ministerio de Hacienda y Credito Publico
7.00%, 06/30/32, COP	6,141,700	976
Ministerul Finantelor Publice
3.63%, 03/27/32 (d)	340	288
4.00%, 02/14/51 (d)	360	252
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (d)	385	357
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	315	280
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (d)	1,060	916
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	3,926	721
Presidencia de la Republica de Colombia
3.00%, 01/30/30	300	235
5.00%, 06/15/45	265	185
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (d)	135	69
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (d)	1,200	1,074
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (h) (i)	1,719	171
Romania, Government of
4.85%, 07/25/29, RON	3,130	598
3.00%, 02/14/31 (i)	852	702
8.25%, 09/29/32, RON	6,075	1,401
4.00%, 02/14/51 (i)	712	499
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,889	967
8.50%, 01/31/37, ZAR	4,435	201
5.65%, 09/27/47	505	372
5.75%, 09/30/49	280	205
The Arab Republic of Egypt
5.88%, 02/16/31 (d)	200	121
8.50%, 01/31/47 (d)	880	511
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	3,453,000	225
6.50%, 02/15/31, IDR	24,969,000	1,652
7.00%, 02/15/33, IDR	4,775,000	323
4.63%, 04/15/43 (d)	1,095	1,025
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,769	435
6.00%, 10/25/33, PLN	4,506	1,038
		27,239
U.S. Treasury Bond 2.4%
Treasury, United States Department of
2.38%, 11/15/49 - 05/15/51	5,730	4,405
1.88%, 02/15/51 - 11/15/51	6,720	4,582
3.00%, 08/15/52	8,530	7,493
		16,480
Municipal 0.1%
California, State of
7.63%, 03/01/40	210	271
New York City Transitional Finance Authority
5.25%, 11/01/48	190	213
		484
Total Government And Agency Obligations (cost $360,782)		353,199
CORPORATE BONDS AND NOTES 47.4%
Financials 12.9%
ABN AMRO Bank N.V.
3.32%, 03/13/37 (d) (j)	1,400	1,073
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,503
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	1,120	1,039
6.75%, 04/15/28 (d)	660	659
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	1,571	1,083
5.75%, 11/20/25	200	188
6.70%, 02/14/33	820	725
American Express Company
3.55%, (100, 09/15/26) (k)	540	456
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	380	336
AssuredPartners, Inc.
7.00%, 08/15/25 (d)	460	447
5.63%, 01/15/29 (d)	1,010	872
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (j) (k) (l)	200	181
Banco do Brasil S.A
6.25%, (100, 04/15/24) (i) (k)	550	498
Banco Santander, S.A.
7.50%, (100, 02/08/24) (i) (j) (k)	800	759
5.15%, 08/18/25 (j)	1,000	982
Bank of America Corporation
4.30%, (100, 01/28/25) (k)	287	259
4.38%, (100, 01/27/27) (k)	920	784
5.88%, (100, 03/15/28) (k)	330	297
6.13%, (100, 04/27/27) (k) (l)	820	804
6.25%, (100, 09/05/24) (k)	467	457
1.84%, 02/04/25	2,680	2,600
4.95%, 07/22/28	1,440	1,432
2.97%, 02/04/33	1,605	1,353
2.48%, 09/21/36	2,775	2,102
Barclays PLC
4.38%, (100, 03/15/28) (j) (k)	2,065	1,407
8.00%, (100, 03/15/29) (j) (k)	2,390	2,055
BNP Paribas
4.50%, (100, 02/25/30) (d) (j) (k) (l)	450	333
4.63%, (100, 02/25/31) (d) (k)	1,540	1,187
7.38%, (100, 08/19/25) (d) (j) (k)	342	322
9.25%, (100, 11/17/27) (d) (j) (k)	385	394
BPCE
3.65%, 01/14/37 (d)	1,550	1,219
Capital One Financial Corporation
3.95%, (100, 09/01/26) (k) (l)	1,608	1,208
Citigroup Inc.
3.88%, (100, 02/18/26) (k)	225	190
4.00%, (100, 12/10/25) (k)	220	193
4.15%, (100, 11/15/26) (k)	935	765
4.70%, (100, 01/30/25) (k)	305	268
5.00%, (100, 09/12/24) (k)	403	376
7.38%, (100, 05/15/28) (k)	425	418
3.29%, 03/17/26	1,550	1,490
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (k)	215	165
6.00%, (100, 07/06/23) (k)	275	237
6.38%, (100, 04/06/24) (k)	368	317
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (i) (k)	400	341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Corebridge Financial, Inc.
4.35%, 04/05/42 (d)	835	687
Discover Financial Services
5.50%, (100, 10/30/27) (k)	1,326	950
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (i) (k)	575	559
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (i)	165	181
4.25%, 06/01/28, GBP (i)	280	267
Fifth Third Bancorp
5.10%, (100, 06/30/23) (k)	547	476
Ford Motor Credit Company LLC
5.13%, 06/16/25	235	230
3.38%, 11/13/25	245	227
4.39%, 01/08/26	55	52
6.95%, 03/06/26	715	726
4.87%, 08/03/27, EUR	210	220
4.13%, 08/17/27	35	32
7.35%, 11/04/27	335	346
5.11%, 05/03/29	495	464
3.63%, 06/17/31	145	119
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (d) (g) (m)	2,074	1,873
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (d)	390	296
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (d)	390	376
HSBC Holdings PLC
4.00%, (100, 03/09/26) (j) (k)	450	366
4.70%, (100, 03/09/31) (j) (k) (l)	410	306
8.00%, (100, 03/07/28) (k) (l)	855	855
HUB International Limited
7.00%, 05/01/26 (d)	425	419
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (k)	58	48
5.63%, (100, 07/15/30) (k)	134	114
5.70%, (100, 04/15/23) (k)	504	445
ING Groep N.V.
3.88%, (100, 05/16/27) (j) (k) (l)	1,460	1,055
5.75%, (100, 11/16/26) (j) (k)	846	730
6.50%, (100, 04/16/25) (j) (k)	245	219
Intesa Sanpaolo SPA
8.25%, 11/21/33 (d)	1,045	1,105
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (k)	200	175
4.60%, (100, 02/01/25) (k)	552	516
7.39%, (3 Month USD LIBOR + 2.58%), (100, 05/01/23) (b) (k)	459	453
1.56%, 12/10/25	2,065	1,938
2.18%, 06/01/28	1,605	1,439
LeasePlan Corporation N.V.
7.38%, (100, 05/29/24), EUR (i) (k)	377	393
Liberty Mutual Group Inc.
4.13%, 12/15/51 (d)	690	540
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (j) (k)	863	789
8.00%, (100, 09/27/29) (j) (k)	640	589
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	1,095	777
Morgan Stanley
2.48%, 09/16/36	2,775	2,100
5.95%, 01/19/38	595	590
MSCI Inc.
3.63%, 09/01/30 - 11/01/31 (d)	335	289
3.25%, 08/15/33 (d)	175	143
NatWest Group PLC
4.60%, (100, 06/28/31) (j) (k) (l)	935	645
6.00%, (100, 12/29/25) (j) (k)	595	547
3.03%, 11/28/35 (j)	3,060	2,349
Nordea Bank Abp
3.75%, (100, 03/01/29) (d) (j) (k)	1,015	736
OneMain Finance Corporation
6.88%, 03/15/25	1,185	1,149
7.13%, 03/15/26	1,105	1,062
3.50%, 01/15/27	665	559
3.88%, 09/15/28	870	688
4.00%, 09/15/30	330	247
Royal Bank of Canada
3.38%, 04/14/25 (j)	1,025	994
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (i) (j) (k)	800	744
Societe Generale
4.75%, (100, 05/26/26) (d) (j) (k)	330	255
Standard Chartered PLC
4.30%, (100, 08/19/28) (d) (j) (k)	1,180	850
Starwood Property Trust, Inc.
5.50%, 11/01/23 (d)	585	585
3.75%, 12/31/24 (d)	235	217
4.75%, 03/15/25	575	541
SVB Financial Group
0.00%, (100, 11/15/26) (e) (f) (k)	590	38
The Bank of New York Mellon Corporation
3.70%, (100, 03/20/26) (k)	143	130
3.75%, (100, 12/20/26) (k)	1,935	1,595
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	1,617	1,273
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (k)	420	343
3.80%, (100, 05/10/26) (k)	200	167
4.13%, (100, 11/10/26) (k)	770	640
4.95%, (100, 02/10/25) (k)	225	206
5.50%, (100, 08/10/24) (k)	156	152
1.76%, 01/24/25	2,680	2,598
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (k)	1,555	1,219
5.00%, (100, 11/01/26) (k)	90	82
6.25%, (100, 03/15/30) (k)	465	431
Truist Financial Corporation
5.10%, (100, 03/01/30) (k)	90	79
7.97%, (3 Month USD LIBOR + 3.10%), (100, 06/15/23) (b) (k)	308	294
U.S. Bancorp
3.70%, (100, 01/15/27) (k)	1,480	1,155
UBS Group AG
4.38%, (100, 02/10/31) (d) (k)	200	139
4.88%, (100, 02/12/27) (d) (k)	445	346
4.70%, 08/05/27 (d) (j)	1,470	1,396
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (i) (j) (k)	1,066	959
UniCredit S.p.A.
8.00%, (100, 06/03/24) (i) (j) (k)	200	188
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (d)	905	873
6.38%, 02/01/30 (d)	700	626
Wells Fargo & Company
3.90%, (100, 03/15/26) (k)	810	715
5.90%, (100, 06/15/24) (k)	384	365
Westpac Banking Corporation
3.02%, 11/18/36	1,515	1,184
		87,609
Communication Services 6.1%
Altice Financing S.A.
4.25%, 08/15/29, EUR (i)	700	611
Altice France
6.00%, 02/15/28 (d) (l)	1,770	1,124
4.13%, 01/15/29, EUR (i)	400	334
Altice France Holding S.A.
8.00%, 05/15/27, EUR (i)	300	243
5.50%, 01/15/28 (d)	630	513
4.00%, 02/15/28, EUR (i)	100	71
AT&T Inc.
4.50%, 03/09/48	2,299	1,989
3.65%, 06/01/51	715	541
3.50%, 09/15/53	1,305	947
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	260	232
CCO Holdings, LLC
5.00%, 02/01/28 (d)	385	355
4.75%, 03/01/30 (d)	665	576

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.25%, 02/01/31 (d)	460	377
4.75%, 02/01/32 (d)	930	783
4.50%, 05/01/32	175	143
4.50%, 06/01/33 (d)	180	144
4.25%, 01/15/34 (d)	335	259
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,448
3.90%, 06/01/52	1,390	919
Comcast Corporation
2.94%, 11/01/56	4,370	2,906
Commscope Technologies LLC
5.00%, 03/15/27 (d)	280	205
Commscope, Inc.
7.13%, 07/01/28 (d) (l)	535	394
4.75%, 09/01/29 (d)	340	283
Consolidated Communications, Inc.
5.00%, 10/01/28 (d) (l)	300	204
CSC Holdings, LLC
7.50%, 04/01/28 (d)	200	127
5.75%, 01/15/30 (d)	2,195	1,110
4.63%, 12/01/30 (d)	955	470
4.50%, 11/15/31 (d)	490	351
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (d) (l)	194	148
DISH DBS Corporation
7.38%, 07/01/28	750	427
5.13%, 06/01/29	540	285
Dish Network Corporation
2.38%, 03/15/24 (j)	640	566
3.38%, 08/15/26 (j)	350	179
Eircom Limited
3.50%, 05/15/26, EUR (i)	190	195
Frontier Communications Holdings, LLC
5.88%, 11/01/29	365	278
8.75%, 05/15/30 (d)	320	319
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	280	256
5.00%, 05/01/28 (d)	355	308
Iliad Holding
5.63%, 10/15/28, EUR (i)	393	397
7.00%, 10/15/28 (d)	305	289
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	700	421
3.63%, 01/15/29 (d)	535	295
3.75%, 07/15/29 (d)	150	80
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	335	328
5.63%, 03/15/26 (d)	630	612
6.50%, 05/15/27 (d)	515	520
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (i)	1,025	1,023
4.00%, 09/18/27, EUR (d)	200	200
MVC Acquisition Corp.
5.75%, 08/01/28 (d)	330	287
8.00%, 08/01/29 (d)	420	339
Netflix, Inc.
5.88%, 11/15/28	105	111
6.38%, 05/15/29	100	108
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	490	420
6.00%, 02/15/28 (d)	470	349
Oztel Holdings SPC Limited
6.63%, 04/24/28 (d)	720	743
Paramount Global
4.20%, 05/19/32 (l)	1,825	1,570
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (i)	230	233
Rogers Communications Inc.
3.80%, 03/15/32 (d)	740	664
4.55%, 03/15/52 (d)	2,060	1,698
SES
5.63%, (100, 01/29/24), EUR (i) (k)	100	106
Sirius XM Radio Inc.
3.13%, 09/01/26 (d)	355	320
5.00%, 08/01/27 (d)	110	102
5.50%, 07/01/29 (d)	320	291
3.88%, 09/01/31 (d)	5	4
Sprint Capital Corporation
8.75%, 03/15/32	140	170
Sprint Corporation
7.63%, 02/15/25	50	52
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (d)	485	413
Telefonica Europe B.V.
7.13%, (100, 08/23/28), EUR (i) (k)	200	220
TMNL Group Holding B.V.
5.50%, 01/15/30, EUR (i)	120	108
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,105
3.40%, 10/15/52	2,365	1,703
United Group B.V.
4.00%, 11/15/27, EUR (i)	200	160
Verizon Communications Inc.
2.36%, 03/15/32	2,255	1,852
2.99%, 10/30/56	1,370	891
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	205	169
Virgin Media Secured Finance PLC
5.00%, 04/15/27, GBP (i)	100	115
5.50%, 05/15/29 (d)	620	576
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (i)	585	612
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	635	564
Ziff Davis, Inc.
4.63%, 10/15/30 (d)	305	266
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (i)	483	406
		41,512
Energy 5.7%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	385	372
8.25%, 12/31/28 (d)	865	838
5.88%, 06/30/29 (d) (l)	705	622
Bip-V Chinook
5.50%, 06/15/31 (d)	720	647
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (k)	2,835	2,562
Buckeye Partners, L.P.
5.85%, 11/15/43	180	134
5.60%, 10/15/44	725	516
Callon Petroleum Company
8.00%, 08/01/28 (d)	235	233
7.50%, 06/15/30 (d) (l)	255	240
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	1,466	1,335
CrownRock, L.P.
5.63%, 10/15/25 (d)	190	186
DCP Midstream, LP
5.85%, 05/21/43 (d)	475	465
DT Midstream, Inc.
4.13%, 06/15/29 (d)	885	778
Ecopetrol S.A.
5.88%, 05/28/45	345	240
Enbridge Inc.
2.50%, 02/14/25	1,370	1,312
Energy Transfer LP
6.63%, (100, 02/15/28) (k)	3,465	2,578
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,604
EQM Midstream Partners, LP
6.00%, 07/01/25 (d)	206	204
7.50%, 06/01/27 - 06/01/30 (d)	330	325
6.50%, 07/01/27 (d)	205	199
5.50%, 07/15/28	765	695
4.50%, 01/15/29 (d)	235	200
4.75%, 01/15/31 (d)	280	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (d)	110	109
Genesis Energy, L.P.
6.50%, 10/01/25	330	321
6.25%, 05/15/26	595	568
8.00%, 01/15/27	260	257
7.75%, 02/01/28	490	480
Harvest Midstream I, L.P.
7.50%, 09/01/28 (d)	1,065	1,062
Hess Corporation
5.60%, 02/15/41	425	410
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (d)	125	119
5.75%, 02/01/29 (d)	250	233
6.00%, 02/01/31 (d)	276	255
ITT Holdings LLC
6.50%, 08/01/29 (d)	645	544
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	1,919
Kinetik Holdings LP
5.88%, 06/15/30 (d)	350	337
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	425	371
Medco Bell PTE. LTD.
6.38%, 01/30/27 (d)	330	299
MV24 Capital B.V.
6.75%, 06/01/34 (d)	188	173
National Company KazMunayGaz JSC
5.75%, 04/19/47 (d)	375	294
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	705	678
6.50%, 09/30/26 (d)	1,170	1,076
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (d)	685	678
NuStar Logistics, L.P.
5.75%, 10/01/25	605	590
Occidental Petroleum Corporation
5.88%, 09/01/25	390	394
5.50%, 12/01/25	455	457
5.55%, 03/15/26	180	181
8.88%, 07/15/30	170	198
6.13%, 01/01/31 (l)	230	239
6.60%, 03/15/46	400	421
PDC Energy, Inc.
5.75%, 05/15/26	350	341
Petrobras Global Finance B.V.
5.50%, 06/10/51	105	82
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (e) (f) (h) (i)	6,339	256
Petroleos Mexicanos
6.35%, 02/12/48	505	315
7.69%, 01/23/50	1,250	881
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	1,035
PT Pertamina (Persero)
6.45%, 05/30/44 (d)	260	269
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (i) (k)	130	126
Southwestern Energy Company
4.75%, 02/01/32	915	809
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	159
8.50%, 10/15/26 (d)	1,045	1,004
Sunnova Energy Corporation
5.88%, 09/01/26 (d) (l)	1,090	924
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	720	722
6.00%, 03/01/27 (d)	560	533
5.50%, 01/15/28 (d)	515	474
6.00%, 12/31/30 - 09/01/31 (d)	1,275	1,136
Targa Resources Partners LP
6.50%, 07/15/27	45	46
5.00%, 01/15/28	50	49
6.88%, 01/15/29	45	46
Western Midstream Operating, LP
4.30%, 02/01/30 (g) (n)	500	457
WPX Energy, Inc.
5.25%, 09/15/24	115	109
		38,954
Consumer Discretionary 4.8%
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (i)	300	323
Afflelou
4.25%, 05/19/26, EUR (i)	175	174
Allwyn International a.s.
3.88%, 02/15/27, EUR (i)	245	241
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (i)	277	289
Aramark Services, Inc.
5.00%, 04/01/25 (d)	420	414
5.00%, 02/01/28 (d)	405	383
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (i)	124	144
Banijay Entertainment
3.50%, 03/01/25, EUR (i)	100	105
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	490	430
Carnival Corporation
7.63%, 03/01/26 (d) (l)	520	474
5.75%, 03/01/27 (d)	350	287
9.88%, 08/01/27 (d)	675	695
4.00%, 08/01/28 (d)	165	142
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (d)	435	468
Churchill Downs Incorporated
5.50%, 04/01/27 (d)	330	323
Cirsa Finance International S.a r.l.
4.75%, 05/22/25, EUR (i)	209	218
Clarios Global LP
4.38%, 05/15/26, EUR (i)	455	470
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,360
Dufry One B.V.
2.50%, 10/15/24, EUR (i)	100	106
2.00%, 02/15/27, EUR (i)	230	214
3.38%, 04/15/28, EUR (i)	221	211
EG Global Finance PLC
4.38%, 02/07/25, EUR (i)	255	253
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	555	555
8.13%, 07/01/27 (d)	740	755
Faurecia
7.25%, 06/15/26, EUR (i)	100	112
2.38%, 06/15/27, EUR (i)	150	142
3.75%, 06/15/28, EUR (i)	100	97
Ford Motor Company
9.63%, 04/22/30	415	481
3.25%, 02/12/32	185	145
4.75%, 01/15/43	180	137
5.29%, 12/08/46	1,695	1,382
General Motors Company
5.15%, 04/01/38	1,775	1,610
General Motors Financial Company, Inc.
3.80%, 04/07/25	1,685	1,637
Hanesbrands Inc.
4.88%, 05/15/26 (d) (l)	455	431
IHO Verwaltungs GmbH
3.63%, 05/15/25, EUR (i) (m)	100	108
3.88%, 05/15/27, EUR (i) (m)	200	190
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (d)	520	508
4.50%, 01/15/26 - 07/15/28, EUR (i)	457	426
KB Home
7.25%, 07/15/30	375	381
4.00%, 06/15/31	140	121
LHMC Finco 2 S.A R.L.
8.00%, 10/02/25, EUR (g) (i) (m)	104	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.
4.45%, 04/01/62	1,085	886
Macy's Retail Holdings, LLC
4.50%, 12/15/34	345	251
5.13%, 01/15/42	75	50
Magnum Management Corporation
5.38%, 04/15/27	165	158
5.25%, 07/15/29 (l)	150	140
Maison Finco PLC
6.00%, 10/31/27, GBP (i)	104	105
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (i)	169	137
MCE Finance Limited
5.63%, 07/17/27 (d)	595	523
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (i)	120	115
NCL Corporation Ltd.
3.63%, 12/15/24 (d)	460	431
5.88%, 03/15/26 - 02/15/27 (d)	440	400
Next Group PLC
3.63%, 05/18/28, GBP (i) (l)	300	342
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (i)	130	124
Pinnacle Bidco PLC
6.38%, 02/15/25, GBP (i)	295	335
Playtech PLC
4.25%, 03/07/26, EUR (i)	230	240
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (d)	450	386
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (d)	1,755	1,579
Schaeffler AG
3.38%, 10/12/28, EUR (i)	300	298
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (d)	460	414
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	650	581
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	280	278
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (d)	170	167
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29 (l)	1,445	1,327
Warnermedia Holdings, Inc.
5.14%, 03/15/52 (d)	2,610	2,117
White Cap Parent, LLC
8.25%, 03/15/26 (d) (m)	420	383
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (d)	605	558
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	648	635
5.25%, 05/15/27 (d)	1,395	1,318
Wynn Macau, Limited
5.50%, 01/15/26 (d)	435	403
ZF Europe Finance B.V.
3.00%, 10/23/29, EUR (i)	600	546
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (i)	100	97
		32,369
Industrials 4.0%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (i) (k)	200	193
AerCap Global Aviation Trust
6.50%, 06/15/45 (d)	510	481
American Airlines, Inc.
5.50%, 04/20/26 (d)	1,695	1,670
7.25%, 02/15/28 (d)	280	272
5.75%, 04/20/29 (d)	1,440	1,382
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (d)	370	367
4.00%, 09/01/29 (d)	30	24
Ardagh Packaging Finance Public Limited Company
4.75%, 07/15/27, GBP (i)	185	175
5.25%, 08/15/27 (d)	315	249
ASGN Incorporated
4.63%, 05/15/28 (d)	700	653
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (d)	635	601
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	175	151
6.38%, 06/15/32 (d)	165	166
Chart Industries, Inc.
7.50%, 01/01/30 (d)	660	682
9.50%, 01/01/31 (d)	240	253
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (d)	410	379
6.13%, 01/15/29 (d)	545	389
Delta Air Lines, Inc.
3.75%, 10/28/29 (l)	955	846
Deutsche Lufthansa Aktiengesellschaft
3.00%, 05/29/26, EUR (i)	300	302
3.75%, 02/11/28, EUR (i)	100	99
Garda World Security Corporation
7.75%, 02/15/28 (d)	205	202
6.00%, 06/01/29 (d)	105	83
Imola Merger Corporation
4.75%, 05/15/29 (d)	510	456
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	160	138
International Consolidated Airlines Group, S.A.
3.75%, 03/25/29, EUR (i)	200	180
Intrum AB
3.50%, 07/15/26, EUR (i)	335	302
3.00%, 09/15/27, EUR (i)	99	83
Jeld-Wen, Inc.
6.25%, 05/15/25 (d)	20	20
4.88%, 12/15/27 (d)	1,245	1,057
LATAM Airlines Group S.A.
13.38%, 10/15/27 - 10/15/29 (d)	660	687
Lockheed Martin Corporation
5.70%, 11/15/54	1,010	1,150
Masonite International Corporation
5.38%, 02/01/28 (d)	215	205
3.50%, 02/15/30 (d)	765	636
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (d)	800	800
9.25%, 04/15/27 (d)	120	111
National Express Group PLC
4.25%, (100, 11/26/25), GBP (i) (k)	145	157
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (d)	675	590
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (d)	30	27
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (i)	300	352
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	135	122
5.88%, 09/01/30 (d)	445	441
SGL Carbon SE
4.63%, 09/30/24, EUR (i)	310	333
SPX Flow, Inc.
8.75%, 04/01/30 (d) (l)	530	457
Standard Buildings Solutions Inc.
4.75%, 01/15/28 (d)	200	187
4.38%, 07/15/30 (d)	605	525
3.38%, 01/15/31 (d)	185	149
Terex Corporation
5.00%, 05/15/29 (d)	650	604
The ADT Security Corporation
4.88%, 07/15/32 (d)	535	468
The Boeing Company
5.81%, 05/01/50 (n)	3,090	3,111
TransDigm Inc.
6.25%, 03/15/26 (d)	470	470
6.38%, 06/15/26	420	413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
7.50%, 03/15/27	720	720
5.50%, 11/15/27	840	792
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	635	608
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	715	686
United Rentals, Inc.
3.88%, 02/15/31	330	291
		26,947
Consumer Staples 3.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (d)	100	104
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	355	300
6.00%, 06/01/29 (d)	700	522
APX Group, Inc.
6.75%, 02/15/27 (d)	290	288
5.75%, 07/15/29 (d) (l)	795	712
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	390	326
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (i)	140	128
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (d)	600	564
5.38%, 03/01/29 (d) (l)	310	288
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (i)	178	187
Bellis Finco PLC
4.00%, 02/16/27, GBP (i)	150	131
Constellation Brands, Inc.
2.25%, 08/01/31	1,715	1,403
Coty Inc.
3.88%, 04/15/26, EUR (i)	185	193
5.00%, 04/15/26 (d)	175	170
6.50%, 04/15/26 (d)	80	80
GW B-CR Security Corporation
9.50%, 11/01/27 (d)	260	245
Kapla Holding
3.38%, 12/15/26, EUR (i)	168	160
Kraft Heinz Foods Company
3.88%, 05/15/27	120	117
Loxama
5.75%, 07/15/27, EUR (i)	226	210
MHP SE
7.75%, 05/10/24 (d)	275	150
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,556
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (d) (l)	1,410	1,016
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	245	199
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (d)	275	181
Performance Food Group Company
5.50%, 10/15/27 (d)	480	469
Philip Morris International Inc.
5.38%, 02/15/33	2,310	2,361
Pilgrim's Pride Corporation
4.25%, 04/15/31	670	585
3.50%, 03/01/32	780	627
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (i)	100	112
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (d)	620	615
5.75%, 04/15/26 (d)	870	863
6.25%, 01/15/28 (d)	835	784
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (d)	125	129
7.75%, 03/15/31 (d)	250	262
Safeway Inc.
5.88%, 02/15/28 (d)	70	70
3.50%, 03/15/29 (d)	230	200
4.88%, 02/15/30 (d)	215	201
Sysco Corporation
6.60%, 04/01/50 (n)	1,152	1,312
3.15%, 12/14/51	870	607
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (i)	264	270
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25, EUR (i)	200	202
United Rentals (North America), Inc.
5.25%, 01/15/30	215	207
3.75%, 01/15/32	485	417
Verisure Holding AB
3.88%, 07/15/26, EUR (i)	365	366
3.25%, 02/15/27, EUR (i)	275	264
		20,153
Health Care 2.5%
AbbVie Inc.
3.80%, 03/15/25	1,965	1,933
Amgen Inc.
5.65%, 03/02/53	455	474
2.77%, 09/01/53	1,400	894
5.75%, 03/02/63	545	565
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (i)	200	198
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d) (l)	205	181
3.50%, 04/01/30 (d)	50	44
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (i)	240	242
CommonSpirit Health
4.35%, 11/01/42	125	108
Community Health Systems, Inc.
5.63%, 03/15/27 (d)	200	174
8.00%, 12/15/27 (d) (l)	451	437
6.00%, 01/15/29 (d)	230	193
5.25%, 05/15/30 (d)	285	222
4.75%, 02/15/31 (d)	355	263
CVS Health Corporation
5.05%, 03/25/48	2,650	2,479
DaVita Inc.
4.63%, 06/01/30 (d)	375	320
3.75%, 02/15/31 (d)	650	512
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (d)	360	68
Grunenthal GmbH
3.63%, 11/15/26, EUR (i)	100	102
HCA Inc.
5.63%, 09/01/28	160	162
5.88%, 02/01/29	155	158
Merck & Co., Inc.
2.90%, 12/10/61	1,300	890
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	980	840
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	1,300	1,128
Roche Holdings, Inc.
2.61%, 12/13/51 (d)	1,280	894
Tenet Healthcare Corporation
6.13%, 10/01/28	1,130	1,077
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (d) (l)	420	252
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (i)	155	142
1.63%, 10/15/28, EUR (i)	695	583
Viatris Inc.
4.00%, 06/22/50	1,790	1,177
		16,712
Materials 2.4%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (i)	280	255
Avient Corporation
7.13%, 08/01/30 (d)	390	402
Ball Corporation
2.88%, 08/15/30	175	147
3.13%, 09/15/31	175	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Carpenter Technology Corporation
6.38%, 07/15/28	25	24
7.63%, 03/15/30	445	460
Celanese US Holdings LLC
4.78%, 07/19/26, EUR (n)	200	213
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (d)	805	723
CSN Islands XII Corp
6.75%, 01/28/28 (d)	830	779
Diamond (BC) B.V.
4.63%, 10/01/29 (d) (l)	555	541
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	125	125
6.88%, 03/01/26 (d)	535	519
6.88%, 10/15/27 (d)	780	755
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (d)	110	106
4.38%, 04/01/31 (d)	305	261
6.13%, 04/15/32 (d)	265	254
H.B. Fuller Company
4.25%, 10/15/28	675	602
Hudbay Minerals Inc.
4.50%, 04/01/26 (d)	1,080	1,005
6.13%, 04/01/29 (d)	445	421
INEOS Finance PLC
3.38%, 03/31/26, EUR (i) (l)	405	411
2.88%, 05/01/26, EUR (i)	100	101
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (i) (l)	500	468
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (d)	1,005	924
Kronos International, Inc.
3.75%, 09/15/25, EUR (i)	205	203
Metinvest B.V.
7.65%, 10/01/27 (d)	105	62
7.75%, 10/17/29 (d)	565	311
NOVA Chemicals Corporation
4.88%, 06/01/24 (d)	635	625
5.25%, 06/01/27 (d)	1,247	1,137
Novelis Corporation
3.88%, 08/15/31 (d)	1,115	939
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (i)	100	88
4.25%, 10/01/28 (d)	645	527
6.25%, 10/01/29 (d) (l)	265	196
Periama Holdings, LLC
5.95%, 04/19/26 (i)	290	276
Sappi Papier Holding GmbH
3.63%, 03/15/28, EUR (i)	100	94
Synthomer PLC
3.88%, 07/01/25, EUR (i)	110	109
Tronox Incorporated
4.63%, 03/15/29 (d)	890	745
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	124	103
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	1,200	1,018
Wepa Hygieneprodukte GmbH
2.88%, 12/15/27, EUR (i)	163	147
		16,221
Utilities 2.2%
Calpine Corporation
4.50%, 02/15/28 (d)	25	23
5.13%, 03/15/28 (d)	160	147
4.63%, 02/01/29 (d)	1,152	998
5.00%, 02/01/31 (d)	1,654	1,401
Centrica PLC
5.25%, 04/10/75, GBP (i)	185	214
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (k)	390	323
Edison International
5.00%, (100, 12/15/26) (k)	2,215	1,838
Electricite de France
2.63%, (100, 12/01/27), EUR (i) (k)	600	516
4.00%, (100, 10/04/24), EUR (i) (k)	100	104
NGG Finance PLC
5.63%, 06/18/73, GBP (i)	100	120
NRG Energy, Inc.
10.25%, (100, 03/15/28) (d) (k)	515	491
5.75%, 01/15/28	605	594
3.38%, 02/15/29 (d)	310	258
5.25%, 06/15/29 (d)	160	148
3.63%, 02/15/31 (d)	1,595	1,293
3.88%, 02/15/32 (d)	175	140
Pacific Gas & Electric Company
4.30%, 03/15/45	2,375	1,785
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (d)	615	591
The Southern Company
4.00%, 01/15/51	2,250	2,095
Vistra Corp.
7.00%, (100, 12/15/26) (d) (k)	480	424
Vistra Operations Company LLC
5.50%, 09/01/26 (d)	230	224
5.00%, 07/31/27 (d)	730	690
4.38%, 05/01/29 (d)	880	784
		15,201
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35	490	459
American Tower Corporation
2.40%, 03/15/25	1,065	1,012
Aroundtown SA
4.75%, (100, 06/25/24), GBP (i) (k)	245	104
Country Garden Holdings Company Limited
4.80%, 08/06/30 (i)	365	178
Emeria
3.38%, 03/31/28, EUR (i)	256	220
EPR Properties
3.75%, 08/15/29	875	682
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (i) (k)	200	132
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (d)	1,120	1,025
5.25%, 03/15/28 - 07/15/30 (d)	1,415	1,334
5.00%, 07/15/28 (d)	385	358
4.50%, 02/15/31 (d)	170	146
5.63%, 07/15/32 (d)	870	791
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (d)	165	142
MPT Operating Partnership, L.P.
5.25%, 08/01/26 (l)	360	324
4.63%, 08/01/29	1,025	757
3.50%, 03/15/31	175	117
Realogy Group LLC
5.75%, 01/15/29 (d)	1,304	975
5.25%, 04/15/30 (d) (l)	1,310	955
RHP Hotel Properties, LP
4.75%, 10/15/27	1,390	1,303
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (d)	905	834
Samhallsbyggnadsbolaget i Norden AB
1.00%, 08/12/27, EUR (i) (n)	110	79
Uniti Group Inc.
10.50%, 02/15/28 (d)	220	213
6.50%, 02/15/29 (d)	645	393
Vivion Investments S.a r.l.
3.00%, 08/08/24, EUR (i)	100	78
XHR LP
6.38%, 08/15/25 (d)	505	495
		13,106
Information Technology 1.9%
Analog Devices, Inc.
2.95%, 10/01/51	505	370
Apple Inc.
2.55%, 08/20/60	1,380	911

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Broadcom Inc.
3.14%, 11/15/35 (d)	2,255	1,741
3.50%, 02/15/41 (d)	1,715	1,299
CDW Finance Corporation
3.57%, 12/01/31	1,183	1,019
Commscope Finance LLC
8.25%, 03/01/27 (d) (l)	1,330	1,090
Endure Digital, Inc.
6.00%, 02/15/29 (d)	290	198
McAfee Corp.
7.38%, 02/15/30 (d)	1,155	965
Oracle Corporation
4.00%, 11/15/47	2,205	1,680
3.95%, 03/25/51	1,380	1,034
5.55%, 02/06/53	1,365	1,301
Presidio Holdings, Inc.
4.88%, 02/01/27 (d)	395	378
8.25%, 02/01/28 (d)	655	623
		12,609
Total Corporate Bonds And Notes (cost $369,605)		321,393
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.7%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.91%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,404
AmCap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,856
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	487	485
Avis Budget Rental Car Funding (AESOP) LLC
Series 2021-B-2A, 1.90%, 02/20/27	761	665
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	930	886
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	374
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	237
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.09%, (3 Month USD LIBOR + 3.30%), 07/17/34 (b)	1,000	886
BBCMS Mortgage Trust 2019-C5
Series 2019-C-C5, REMIC, 3.71%, 11/16/29	411	313
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,227	655
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (b)	781	584
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	964	717
Benefit Street Partners CLO XIX, Ltd
Series 2019-D-19A, 8.59%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	2,600	2,419
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 8.52%, (1 Month Term SOFR + 3.69%), 04/15/24 (b)	2,275	2,128
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.33%, (1 Month USD LIBOR + 1.65%), 09/15/23 (b)	2,505	2,355
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	782	649
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	1,489	1,226
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 0.94%, 10/11/47 (b)	11,391	118
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.31%, 02/12/48 (b)	6,076	106
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.26%, 09/17/27 (b)	473	371
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	1,835	1,616
COMM 2014-CCRE16 Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 0.92%, 04/12/47 (b)	11,526	69
COMM 2014-LC15 Mortgage Trust
Interest Only, Series 2014-XA-LC15, REMIC, 1.05%, 04/12/47 (b)	13,940	85
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.05%, 06/12/47 (b)	11,530	85
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.83%, 12/12/47 (b)	9,440	96
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.66%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	1,245	1,233
CSAIL 2018-C14 Commercial Mortgage Trust
Series 2018-C-C14, REMIC, 4.92%, 10/17/28 (b)	863	706
Elmwood CLO IV Ltd
Series 2020-D-1A, 7.94%, (3 Month USD LIBOR + 3.15%), 04/15/33 (b)	4,250	3,998
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 7.56%, (3 Month USD LIBOR + 2.75%), 07/22/30 (b)	2,250	2,083
FIVE 2023-V1 Mortgage Trust
Series 2023-C-V1, REMIC, 6.41%, 02/11/28 (b)	651	631
GS Mortgage Securities Trust 2014-GC18
Interest Only, Series 2014-XA-GC18, REMIC, 1.02%, 01/11/47 (b)	14,198	63
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 0.93%, 11/13/47 (b)	10,230	116
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.73%, 05/12/50 (b)	15,433	189
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.69%, 09/12/29 (b)	823	625
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	573	535
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	627	612
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.19%, 11/05/26 (b)	400	363
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.32%, (1 Month Term SOFR + 2.49%), 08/15/24 (b)	1,708	1,694
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	1,814	1,294
Kayne CLO 6 Ltd
Series 2019-D-6A, 8.81%, (3 Month USD LIBOR + 4.00%), 01/21/33 (b)	2,450	2,360
Kayne CLO 7 Ltd
Series 2020-D-7A, 7.74%, (3 Month USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,778
Magnetite XXIV, Limited
Series 2019-DR-24A, 7.71%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	4,775
Manhattan West 2020-1MW Mortgage Trust
Series 2020-C-1MW, REMIC, 2.33%, 09/10/27 (b)	428	338
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 7.66%, (3 Month USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,887
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (d)	1,330	1,295
Milos CLO, Ltd.
Series 2017-DR-1A, 7.56%, (3 Month USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,603
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	553
Morgan Stanley Capital I Trust 2017-H1
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	633	526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.07%, 12/15/28 (b)	534	457
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	1,077	1,024
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	433	380
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	3,989	3,361
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,729	1,520
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,110	1,711
OHA Loan Funding 2016-1, Ltd.
Series 2016-DR-1A, 7.81%, (3 Month USD LIBOR + 3.00%), 01/20/33 (b)	3,250	3,030
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,780
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (b)	3,220	2,652
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	525	480
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	394	361
Series 2021-D-2A, 3.23%, 09/20/38	336	306
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	475	476
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	334
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	6,705	5,503
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 5.97%, (1 Month USD LIBOR + 1.13%), 06/25/33 (b) (g)	22	22
Symphony CLO XXII Ltd
Series 2020-D-22A, 7.94%, (3 Month USD LIBOR + 3.15%), 04/18/33 (b)	2,000	1,793
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	380	337
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 7.49%, (1 Month Term SOFR + 2.93%), 05/15/24 (b)	1,648	1,599
Series 2022-C-DPM, REMIC, 8.34%, (1 Month Term SOFR + 4.00%), 05/15/37 (b)	975	939
TICP CLO VII, Ltd.
Series 2017-DR-7A, 7.99%, (3 Month USD LIBOR + 3.20%), 04/15/33 (b)	1,000	928
TICP CLO XV, Ltd.
Series 2020-D-15A, 7.96%, (3 Month USD LIBOR + 3.15%), 04/20/33 (b)	500	472
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/62	1,651	1,548
Trestles CLO III Ltd
Series 2020-D-3A, 8.06%, (3 Month USD LIBOR + 3.25%), 01/20/33 (b)	1,000	909
Trinitas CLO Ltd
Series 2021-D-16A, 8.11%, (3 Month USD LIBOR + 3.30%), 07/20/34 (b)	1,500	1,359
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	672	665
Vantage Data Centers Issuer, LLC
Series 2021-A2-1A, 2.17%, 10/15/26	780	682
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	6,429	5,233
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,656	1,341
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.72%, 04/25/67 (b)	827	775
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.69%, 11/18/25 (b)	357	323
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.00%, 08/16/47 (b)	9,842	93
WFRBS Commercial Mortgage Trust 2014-LC14
Interest Only, Series 2014-XA-LC14, REMIC, 1.24%, 03/15/47 (b)	5,990	33
Total Non-U.S. Government Agency Asset-Backed Securities (cost $102,239)		93,068
INVESTMENT COMPANIES 3.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	238	26,116
Total Investment Companies (cost $24,112)		26,116
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Power, LLC
Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 04/28/24 (b)	237	165
Information Technology 0.0%
GTT Communications, Inc.
2022 Opco Term Loan, 11.72%, (SOFR + 7.10%), 12/30/27 (b)	59	48
2022 Holdco Term Loan, 13.42%, (1 Year USD LIBOR + 9.00%), 06/30/28 (b)	47	24
		72
Health Care 0.0%
Aveanna Healthcare, LLC
2021 Term Loan B, 8.70%, (1 Month USD LIBOR + 3.75%), 12/31/24 (b)	29	25
Envision Healthcare Corporation
2018 Third Out Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 03/31/27 (b) (m)	209	31
		56
Total Senior Floating Rate Instruments (cost $458)		293
COMMON STOCKS 0.0%
Financials 0.0%
AFLAC Incorporated (e)	1	15
Total Common Stocks (cost $9)		15
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (o) (p)	15,292	15,292
Investment Companies 0.2%
JNL Government Money Market Fund, 4.48% (o) (p)	1,274	1,274
Total Short Term Investments (cost $16,566)		16,566
Total Investments 119.5% (cost $873,771)		810,650
Other Derivative Instruments (0.1)%		(928)
Other Assets and Liabilities, Net (19.4)%		(131,343)
Total Net Assets 100.0%		678,379

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $131,174.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $147,267 and 21.7% of the Fund.

(e) Non-income producing security.

(f) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) All or a portion of the security was on loan as of March 31, 2023.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	198	193	—
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	302	323	0.1
Afflelou, 4.25%, 05/19/26	07/09/21	211	174	—
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	10/29/21	324	255	0.1
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	241	—
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	795	611	0.1
Altice France, 4.13%, 01/15/29	10/29/21	457	334	0.1
Altice France Holding S.A., 8.00%, 05/15/27	07/13/22	251	243	—
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	116	71	—
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	252	289	0.1
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	224	175	—
Aroundtown SA, 4.75% (callable at 100, 06/25/24)	02/14/23	166	104	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	04/22/21	170	128	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	142	144	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	557	498	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	812	759	0.1
Banijay Entertainment, 3.50%, 03/01/25	03/02/23	101	105	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	02/01/23	205	198	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	187	—
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	135	131	—
Centrica PLC, 5.25%, 04/10/75	08/24/22	202	214	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	216	242	—
Cirsa Finance International S.a r.l., 4.75%, 05/22/25	11/12/21	196	218	—
Clarios Global LP, 4.38%, 05/15/26	10/29/21	533	470	0.1
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	403	341	0.1
Coty Inc., 3.88%, 04/15/26	01/11/23	189	193	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	385	178	—
Deutsche Lufthansa Aktiengesellschaft, 3.00%, 05/29/26	01/19/23	305	302	0.1
Deutsche Lufthansa Aktiengesellschaft, 3.75%, 02/11/28	01/12/23	99	99	—
Dufry One B.V., 2.50%, 10/15/24	02/21/23	104	106	—
Dufry One B.V., 2.00%, 02/15/27	11/04/20	249	214	—
Dufry One B.V., 3.38%, 04/15/28	11/11/21	253	211	—
EG Global Finance PLC, 4.38%, 02/07/25	11/01/21	293	253	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	223	195	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	534	516	0.1
Electricite de France, 4.00% (callable at 100, 10/04/24)	01/25/23	106	104	—
Emeria, 3.38%, 03/31/28	02/16/23	219	220	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	599	559	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	233	181	—
Encore Capital Group, Inc., 4.25%, 06/01/28	11/01/21	372	267	0.1
Faurecia, 7.25%, 06/15/26	02/16/23	111	112	—
Faurecia, 2.38%, 06/15/27	11/03/21	173	142	—
Faurecia, 3.75%, 06/15/28	02/17/21	123	97	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	105	102	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	166	132	—
IHO Verwaltungs GmbH, 3.63%, 05/15/25	03/09/23	101	108	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	204	190	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	424	397	0.1
INEOS Finance PLC, 3.38%, 03/31/26	10/29/21	477	411	0.1
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	117	101	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	579	468	0.1
International Consolidated Airlines Group, S.A., 3.75%, 03/25/29	01/24/23	186	180	—
Intrum AB, 3.50%, 07/15/26	10/29/21	388	302	0.1
Intrum AB, 3.00%, 09/15/27	11/10/21	111	83	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	208	171	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	332	255	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kapla Holding, 3.38%, 12/15/26	11/11/21	192	160	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	237	203	—
LeasePlan Corporation N.V., 7.38% (callable at 100, 05/29/24)	01/19/23	411	393	0.1
LHMC Finco 2 S.A R.L., 8.00%, 10/02/25	11/29/22	96	103	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/01/21	1,197	1,023	0.2
Loxama, 5.75%, 07/15/27	11/01/21	267	210	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	139	105	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	196	137	—
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	115	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	205	157	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	394	342	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	119	120	—
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	124	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	86	88	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	304	276	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	200	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	37	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	19	—
Pinnacle Bidco PLC, 6.38%, 02/15/25	11/06/20	402	335	0.1
Playtech PLC, 4.25%, 03/07/26	08/03/22	226	240	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	271	233	—
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	112	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	170	126	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	171	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	442	352	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	702	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	693	499	0.1
Samhallsbyggnadsbolaget i Norden AB, 1.00%, 08/12/27	09/13/22	81	79	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	94	—
Schaeffler AG, 3.38%, 10/12/28	03/01/22	339	298	0.1
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	112	106	—
SGL Carbon SE, 4.63%, 09/30/24	11/02/21	337	333	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	815	744	0.1
Synthomer PLC, 3.88%, 07/01/25	02/23/23	109	109	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	277	270	0.1
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25	08/03/22	195	202	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	229	220	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	180	142	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	720	583	0.1
TMNL Group Holding B.V., 5.50%, 01/15/30	03/30/23	109	108	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,123	959	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	204	188	—
United Group B.V., 4.00%, 11/15/27	11/11/21	227	160	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	429	366	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	317	264	0.1
Virgin Media Secured Finance PLC, 5.00%, 04/15/27	01/23/23	114	115	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	798	612	0.1
Vivion Investments S.a r.l., 3.00%, 08/08/24	02/18/21	119	78	—
Wepa Hygieneprodukte GmbH, 2.88%, 12/15/27	11/09/22	128	147	—
ZF Europe Finance B.V., 3.00%, 10/23/29	02/17/21	653	546	0.1
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	124	97	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	08/16/22	369	406	0.1
		33,199	27,305	4.0

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 2 Year Bond	207	June 2023	CAD	21,354	3	92
Euro BOBL	64	June 2023	EUR	7,375	21	177

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
					24	269
Short Contracts
Canada 10 Year Bond	(42)	June 2023	CAD	(5,200)	(14)	(71)
Euro Bund	(38)	June 2023	EUR	(4,971)	(26)	(201)
Euro Buxl 30 Year Bond	(1)	June 2023	EUR	(132)	(1)	(9)
Euro OAT	(2)	June 2023	EUR	(251)	(1)	(10)
Euro Schatz	(22)	June 2023	EUR	(2,323)	(14)	(3)
Italy Government BTP Bond	(39)	June 2023	EUR	(4,331)	(33)	(176)
United States 10 Year Note	(210)	June 2023		(23,428)	(72)	(706)
United States 10 Year Ultra Bond	(32)	June 2023		(3,838)	(18)	(38)
United States 2 Year Note	(51)	July 2023		(10,591)	(7)	62
United States 5 Year Note	(832)	July 2023		(91,664)	(189)	554
United States Long Bond	(362)	June 2023		(46,444)	(362)	(1,035)
United States Ultra Bond	(227)	June 2023		(30,495)	(305)	(1,540)
					(1,042)	(3,173)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.46	(A)	03/23/28	5,945	8	50

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/04/23	BRL	1,631	322	11
BRL/USD	CIT	05/03/23	BRL	1,370	269	4
BRL/USD	GSC	05/03/23	BRL	1,611	316	6
BRL/USD	SSB	05/03/23	BRL	374	74	3
BRL/USD	GSC	06/02/23	BRL	1,462	285	6
CLP/USD	SCB	06/22/23	CLP	121,165	151	1
COP/USD	JPM	06/21/23	COP	293,202	62	1
CZK/EUR	GSC	06/21/23	EUR	(126)	(138)	2
CZK/EUR	SCB	06/21/23	EUR	(190)	(207)	3
EUR/HUF	CIT	04/13/23	HUF	(53,230)	(151)	(5)
EUR/HUF	JPM	04/13/23	HUF	(59,208)	(168)	(8)
EUR/RON	CIT	04/06/23	RON	(2,520)	(552)	—
EUR/RON	GSC	04/06/23	RON	(544)	(119)	—
EUR/USD	CIT	04/05/23	EUR	37	40	—
EUR/USD	GSC	04/05/23	EUR	44	47	—
EUR/USD	JPM	04/05/23	EUR	59	64	1
EUR/USD	JPM	04/06/23	EUR	127	138	2
EUR/USD	SSB	04/20/23	EUR	1,167	1,267	(4)
EUR/USD	SSB	04/20/23	EUR	3,608	3,916	100
HUF/EUR	GSC	04/13/23	EUR	(271)	(294)	8
HUF/EUR	JPM	05/10/23	EUR	(316)	(343)	1
HUF/EUR	SSB	05/10/23	EUR	(17)	(18)	—
IDR/USD	CIT	04/14/23	IDR	25,500,000	1,700	37
IDR/USD	CIT	06/21/23	IDR	133,095	9	—
INR/USD	CIT	05/10/23	INR	15,418	187	1
KRW/USD	GSC	04/03/23	KRW	245,051	188	—
KRW/USD	CIT	06/21/23	KRW	245,051	189	—
MXN/USD	CIT	06/21/23	MXN	2,026	111	3
MXN/USD	GSC	06/21/23	MXN	7,985	436	7
MYR/USD	GSC	06/21/23	MYR	2,016	459	13
PLN/EUR	CIT	06/21/23	EUR	(2)	(3)	—
PLN/EUR	GSC	06/21/23	EUR	(6)	(7)	—
RON/EUR	CIT	04/06/23	EUR	(495)	(537)	(1)
RON/EUR	GSC	04/06/23	EUR	(125)	(136)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RON/EUR	CIT	05/30/23	EUR	(507)	(551)	—
THB/USD	CIT	06/21/23	THB	12,980	383	9
THB/USD	GSC	07/06/23	THB	4,795	142	(7)
THB/USD	JPM	07/06/23	THB	695	21	—
TRY/USD	SCB	06/21/23	TRY	2,648	121	—
TWD/USD	CIT	07/06/23	TWD	27,053	897	(26)
USD/BRL	GSC	04/04/23	BRL	(1,631)	(322)	(8)
USD/BRL	JPM	05/03/23	BRL	(1,163)	(228)	(10)
USD/BRL	GSC	06/02/23	BRL	(1,631)	(318)	(11)
USD/EUR	CIT	04/05/23	EUR	(64)	(69)	—
USD/EUR	GSC	04/05/23	EUR	(103)	(112)	—
USD/EUR	JPM	04/05/23	EUR	(80)	(87)	(2)
USD/EUR	JPM	04/05/23	EUR	(37)	(40)	—
USD/EUR	GSC	04/20/23	EUR	(61)	(66)	(1)
USD/EUR	GSC	04/20/23	EUR	(350)	(379)	5
USD/EUR	SSB	04/20/23	EUR	(17,747)	(19,264)	(491)
USD/GBP	GSC	04/20/23	GBP	(73)	(90)	—
USD/GBP	SSB	04/20/23	GBP	(3,319)	(4,095)	(150)
USD/GBP	SSB	04/20/23	GBP	(65)	(81)	—
USD/INR	GSC	05/10/23	INR	(15,442)	(187)	(2)
USD/KRW	CIT	04/03/23	KRW	(245,051)	(188)	—
USD/MXN	SSB	04/13/23	MXN	(3,466)	(192)	(11)
USD/MYR	GSC	06/21/23	MYR	(507)	(116)	(2)
USD/PEN	JPM	06/21/23	PEN	(497)	(131)	(1)
USD/THB	CIT	07/06/23	THB	(6,804)	(201)	8
USD/TRY	CIT	06/21/23	TRY	(12,989)	(595)	43
USD/TWD	CIT	07/06/23	TWD	(13,526)	(449)	11
USD/TWD	JPM	07/06/23	TWD	(13,526)	(449)	5
USD/UYU	CIT	04/05/23	UYU	(12,735)	(328)	(4)
USD/ZAR	CIT	05/10/23	ZAR	(4,747)	(266)	(7)
USD/ZAR	GSC	05/10/23	ZAR	(3,826)	(214)	(5)
UYU/USD	GSC	04/05/23	UYU	3,400	88	4
UYU/USD	JPM	04/05/23	UYU	5,453	141	2
UYU/USD	SSB	04/05/23	UYU	3,882	100	4
UYU/USD	CIT	08/10/23	UYU	12,735	321	4
ZAR/USD	CIT	05/10/23	ZAR	5,005	280	6
ZAR/USD	JPM	05/10/23	ZAR	9,797	548	17
					(18,419)	(429)

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (M)	GSC	06/23/23	19,030	—	359

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	353,199	—	353,199
Corporate Bonds And Notes	—	321,393	—	321,393
Non-U.S. Government Agency Asset-Backed Securities	—	93,068	—	93,068
Investment Companies	26,116	—	—	26,116
Senior Floating Rate Instruments	—	293	—	293
Common Stocks	15	—	—	15
Short Term Investments	16,566	—	—	16,566
	42,697	767,953	—	810,650

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	885	—	—	885
Centrally Cleared Interest Rate Swap Agreements	—	50	—	50
Open Forward Foreign Currency Contracts	—	328	—	328
OTC Total Return Swap Agreements	—	359	—	359
	885	737	—	1,622
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,789)	—	—	(3,789)
Open Forward Foreign Currency Contracts	—	(757)	—	(757)
	(3,789)	(757)	—	(4,546)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.1%
Financials 27.7%
Ameriprise Financial, Inc.	61	18,615
AON Public Limited Company - Class A	54	16,915
Ares Management Corporation - Class A	173	14,409
Assurant, Inc.	119	14,313
Berkshire Hathaway Inc. - Class B (a)	258	79,537
Chubb Limited	95	18,473
CME Group Inc. - Class A	288	55,093
Everest Re Group, Ltd.	53	18,802
JPMorgan Chase & Co.	667	86,890
Morgan Stanley	475	41,708
RenaissanceRe Holdings Ltd	94	18,744
The Allstate Corporation	288	31,892
The Charles Schwab Corporation	250	13,105
The Goldman Sachs Group, Inc.	64	20,799
The Progressive Corporation	109	15,607
U.S. Bancorp	529	19,071
Voya Financial, Inc. (b)	521	37,264
		521,237
Health Care 18.8%
AbbVie Inc.	221	35,202
Becton, Dickinson and Company	236	58,443
Danaher Corporation	111	27,873
Eli Lilly and Company	74	25,577
Gilead Sciences, Inc.	586	48,594
McKesson Corporation	62	22,202
Medtronic, Inc.	493	39,723
Merck & Co., Inc.	150	15,990
Sanofi - ADR	1,112	60,501
UnitedHealth Group Incorporated	42	19,816
		353,921
Energy 11.9%
ConocoPhillips	94	9,361
EQT Corporation	389	12,403
Exxon Mobil Corporation	638	70,003
Hess Corporation	302	39,975
Marathon Petroleum Corporation	311	41,907
Schlumberger Limited	656	32,199
Shell PLC - Class A - ADR	318	18,271
		224,119
Industrials 9.4%
Caterpillar Inc.	71	16,246
Eaton Corporation Public Limited Company	151	25,814
FedEx Corporation	71	16,231
Howmet Aerospace Inc.	262	11,103
Hubbell Incorporated	38	9,354
Ingersoll Rand Inc.	245	14,274
L3Harris Technologies, Inc.	69	13,626
Northrop Grumman Corporation	34	15,872
Raytheon Technologies Corporation	557	54,596
		177,116
Information Technology 6.9%
Applied Materials, Inc.	183	22,481
Cisco Systems, Inc.	1,293	67,574
Dolby Laboratories, Inc. - Class A	221	18,853
Micron Technology, Inc.	361	21,807
		130,715
Communication Services 6.2%
Alphabet Inc. - Class A (a)	331	34,368
Comcast Corporation - Class A	628	23,811
Omnicom Group Inc.	244	23,060
The Interpublic Group of Companies, Inc.	935	34,838
		116,077
Consumer Discretionary 5.6%
General Motors Company	443	16,246
International Game Technology PLC	1,829	49,028
Las Vegas Sands Corp. (a)	717	41,203
		106,477
Utilities 4.8%
Constellation Energy Group, Inc.	490	38,477
Exelon Corporation	696	29,161
PPL Corporation	841	23,362
		91,000
Materials 4.3%
Alcoa Corporation	420	17,855
CF Industries Holdings, Inc.	114	8,267
Freeport-McMoRan Inc.	1,069	43,733
MOS Holdings Inc.	247	11,339
		81,194
Consumer Staples 1.5%
Archer-Daniels-Midland Company	102	8,092
British American Tobacco P.L.C. - ADR	264	9,268
Bunge Limited	120	11,461
		28,821
Total Common Stocks (cost $1,785,234)		1,830,677
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.7%
JNL Government Money Market Fund, 4.48% (c) (d)	50,440	50,440
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	13,545	13,545
Total Short Term Investments (cost $63,985)		63,985
Total Investments 100.5% (cost $1,849,219)		1,894,662
Other Assets and Liabilities, Net (0.5)%		(9,450)
Total Net Assets 100.0%		1,885,212

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	1,830,677	—	—	1,830,677
Short Term Investments	63,985	—	—	63,985
	1,894,662	—	—	1,894,662

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.9%
Mortgage-Backed Securities 37.6%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/48 - 02/01/52	23,919	23,095
3.50%, 06/01/48	120	112
3.00%, 04/01/52 - 08/01/52	9,407	8,438
6.50%, 01/01/53 - 02/01/53	222	229
TBA, 5.50%, 05/15/53 (a)	11,400	11,512
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	41,906	40,503
3.50%, 03/01/48 - 02/01/50	4,387	4,126
3.00%, 03/01/50 - 07/01/52	7,669	6,922
6.50%, 12/01/52 - 02/01/53	8,578	8,850
TBA, 3.00%, 04/15/53 (a)	41,295	37,030
TBA, 3.50%, 04/15/53 - 05/15/53 (a)	111,650	103,753
TBA, 4.00%, 04/15/53 - 05/15/53 (a)	79,220	75,790
TBA, 5.00%, 04/15/53 (a) (b)	19,500	19,444
TBA, 5.50%, 04/15/53 (a)	42,200	42,629
TBA, 6.00%, 04/15/53 (a)	60,000	61,230
TBA, 6.50%, 04/15/53 - 05/15/53 (a)	17,400	17,941
TBA, 2.50%, 05/15/53 (a)	4,000	3,451
TBA, 4.50%, 05/15/53 (a)	26,700	26,159
Government National Mortgage Association
TBA, 3.50%, 04/15/53 (a)	12,600	11,813
TBA, 4.00%, 04/15/53 (a)	6,900	6,642
TBA, 4.50%, 05/15/53 (a)	5,800	5,714
		515,383
U.S. Treasury Inflation Indexed Securities 9.4%
Treasury, United States Department of
0.38%, 07/15/23 - 07/15/27 (c)	13,822	13,818
0.63%, 01/15/24 - 02/15/43 (c)	26,360	25,646
0.50%, 04/15/24 (c)	11,684	11,498
0.13%, 07/15/24 - 07/15/31 (c)	29,562	28,495
0.75%, 07/15/28 - 02/15/45 (c)	6,779	6,174
0.88%, 01/15/29 - 02/15/47 (c)	12,649	12,068
0.25%, 07/15/29 - 02/15/50 (c)	19,289	17,569
2.13%, 02/15/40 - 02/15/41 (c)	550	606
1.38%, 02/15/44 (c)	513	496
1.00%, 02/15/46 - 02/15/49 (c)	13,848	12,270
		128,640
U.S. Treasury Note 5.5%
Treasury, United States Department of
2.25%, 10/31/24 (d)	37,000	35,855
2.63%, 01/31/26 (d)	10,300	9,962
2.38%, 03/31/29	11,900	11,108
2.75%, 08/15/32	19,800	18,631
		75,556
Sovereign 3.4%
Buenos Aires City S.A.
72.86%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	155
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (f)	7,914	2,202
6.35%, 08/12/28, PEN (f)	2,600	674
6.35%, 08/12/28, PEN (g)	338	88
6.95%, 08/12/31, PEN (f)	489	126
6.15%, 08/12/32, PEN	1,771	430
6.15%, 08/12/32, PEN (f)	924	224
5.40%, 08/12/34, PEN (f)	502	112
Gobierno de la Provincia de Buenos Aires
73.67%, (BADLAR + 3.75%), 04/12/25, ARS (e) (g)	6,440	14
Ministry of Finance
3.80%, 05/13/60 (g)	2,434	1,895
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (g) (h) (i)	15,331	3,021
0.00%, 06/23/27 - 06/23/47 (f) (g) (h) (i)	3,800	1,943
0.00%, 03/31/30 (g) (h) (i)	365	219
Presidencia De La Nacion
15.50%, 10/17/26, ARS	63,437	34
1.00%, 07/09/29	563	153
0.50%, 07/09/30 (j)	6,961	2,049
1.50%, 07/09/35 - 07/09/46 (j)	4,464	1,143
3.88%, 01/09/38 (j)	3,720	1,097
3.50%, 07/09/41 (j)	2,665	746
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (g) (h) (i) (k)	5,970	593
South Africa, Parliament of
10.50%, 12/21/27, ZAR	355,900	21,287
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,567
6.13%, 10/24/28	600	539
7.63%, 04/26/29	1,330	1,263
5.25%, 03/13/30	3,400	2,801
5.75%, 05/11/47	800	565
		46,940
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 11/01/43 (j)	77	34
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	26
Total Government And Agency Obligations (cost $807,392)		766,579
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 33.0%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 09/25/36 (e) (j)	4,921	4,774
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 5.87%, (1 Month USD LIBOR + 1.02%), 04/25/34 (e) (j)	4,492	4,327
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.49%, (1 Month USD LIBOR + 0.64%), 03/25/30 (e)	1,180	1,118
Alba 2006-2 PLC
Series 2006-D-2, 4.58%, (SONIA + 0.58%), 12/15/38, GBP (e) (g)	1,058	1,130
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 6.87%, (1 Month USD LIBOR + 2.02%), 07/25/35 (e) (j)	2,618	2,422
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	731	565
Series 2005-A3-38, REMIC, 5.55%, (1 Month USD LIBOR + 0.70%), 09/25/35 (e) (j)	237	203
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 5.55%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (j)	7,878	6,615
Series 2005-1A1-59, REMIC, 5.44%, (1 Month USD LIBOR + 0.66%), 11/20/35 (e) (j)	1,554	1,374
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 5.41%, (1 Month USD LIBOR + 0.56%), 02/25/36 (e) (j)	781	637
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.96%, (1 Month USD LIBOR + 0.20%), 12/20/46 (e) (j)	1,486	1,258
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,017	1,868
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,877	1,612
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.23%, (3 Month USD LIBOR + 0.45%), 10/11/42 (e) (f)	7,648	6,488
BAMLL Commercial Mortgage Securities Trust 2019-AHT
Series 2019-A-AHT, REMIC, 5.88%, (1 Month USD LIBOR + 1.20%), 03/15/34 (e)	7,010	6,804
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 5.44%, (1 Month USD LIBOR + 0.68%), 02/20/35 (e) (j)	3,293	3,016
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	249	241
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	3,538	1,867
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 10/25/35 (e) (j)	1,672	1,592
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	789

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.33%, (1 Month USD LIBOR + 1.65%), 10/16/23 (e)	2,200	2,057
Series 2021-D-ARIA, REMIC, 6.58%, (1 Month USD LIBOR + 1.90%), 10/16/23 (e)	2,400	2,226
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 11/15/23 (e)	915	858
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.09%, (1 Month USD LIBOR + 0.24%), 07/25/36 (e) (j)	7,130	5,899
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.81%, (3 Month USD LIBOR + 1.02%), 04/17/31 (e)	1,100	1,081
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 10/25/36 (e) (j)	5,646	4,745
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.74%, (1 Month USD LIBOR + 0.28%), 01/25/35 (e) (f) (j)	217	204
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,216	539
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,145
Citigroup Mortgage Loan Trust 2006-4
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,465	2,370
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 4.42%, 11/25/37 (e)	3,443	2,974
COMM 2013-CCRE10 Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	11	11
Commonbond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	3,769	3,263
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,032	1,130
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.79%, 08/26/36 (e)	1,225	1,177
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	477	259
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 3.37%, 06/26/36 (e)	2,054	1,526
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.08%, (1 Month USD LIBOR + 0.23%), 09/25/35 (e) (j)	14,200	12,430
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 05/25/35 (e) (j)	795	772
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.11%, (1 Month USD LIBOR + 0.26%), 11/25/36 (e) (j)	9,622	7,240
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.12%, (1 Month USD LIBOR + 1.27%), 07/25/34 (e) (j)	819	809
Series 2004-M6-BC5, REMIC, 6.50%, (1 Month USD LIBOR + 1.65%), 07/25/34 (e) (j)	3,733	3,580
Series 2004-M4-AB2, REMIC, 6.12%, (1 Month USD LIBOR + 1.27%), 11/25/34 (e) (j)	2,379	1,875
Series 2005-MV6-7, REMIC, 6.05%, (1 Month USD LIBOR + 1.20%), 08/25/35 (e) (j)	4,000	3,514
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.25%, (1 Month USD LIBOR + 0.40%), 04/25/46 (e) (j)	2,364	1,937
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	231	220
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	12,528	12,469
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 5.82%, (1 Month USD LIBOR + 0.97%), 01/25/36 (e) (j)	5,905	5,014
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.67%, (SONIA + 0.67%), 06/13/45, GBP (e) (g)	11,954	12,372
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 4.82%, (SONIA + 0.82%), 09/13/45, GBP (e) (g)	30	36
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 07/17/23 (e)	12,593	12,207
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 01/25/37 (e) (j)	14,516	7,400
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 5.76%, (3 Month USD LIBOR + 0.97%), 10/15/30 (e)	6,907	6,826
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 5.54%, (1 Month USD LIBOR + 0.69%), 10/25/35 (e) (j)	17,227	13,477
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 03/25/36 (e) (j)	3,799	1,773
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 5.03%, 04/28/37 (e)	23,904	5,939
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.25%, (1 Month USD LIBOR + 0.40%), 06/25/34 (e)	4,062	3,442
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (e) (j)	2,993	2,590
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.18%, (1 Month USD LIBOR + 0.40%), 07/21/36 (e) (j)	3,736	1,977
Harley Marine Financing LLC
Series 2018-A2-1A, 6.68%, 05/15/43 (j)	170	164
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 6.67%, (3 Month USD LIBOR + 1.76%), 05/23/39 (e)	9,820	8,975
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.14%, 06/25/36 (e)	2,300	1,417
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.25%, (1 Month USD LIBOR + 0.40%), 05/25/35 (e)	950	607
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 10/25/36 (e) (j)	1,038	897
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 5.93%, (1 Month USD LIBOR + 1.08%), 07/25/35 (e)	7,423	7,045
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,449
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 3.75%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (e) (g) (j)	10,157	10,766
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.13%, (1 Month USD LIBOR + 1.45%), 11/17/36 (e) (j)	17,100	16,730
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.10%, (1 Month USD LIBOR + 0.50%), 08/25/47 (e) (j)	2,916	2,599
Madison Park Funding XLI, Ltd.
Series AR-12A, 5.65%, (3 Month USD LIBOR + 0.83%), 04/22/27 (e)	3,300	3,278
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.03%, (SONIA + 1.22%), 10/15/48, GBP (e) (g)	3,682	3,892
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 5.75%, (1 Month USD LIBOR + 0.90%), 01/25/35 (e) (j)	4,746	4,516
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (f) (j)	1,141	655
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,594
Morgan Stanley Capital I Trust 2018-Sun
Series 2018-D-SUN, REMIC, 6.33%, (1 Month USD LIBOR + 1.65%), 07/16/35 (e) (j)	9,562	9,323
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 7.06%, (1 Month USD LIBOR + 2.38%), 12/15/23 (e)	2,929	2,715

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2021-E-230P, REMIC, 7.76%, (1 Month USD LIBOR + 3.08%), 12/15/23 (e)	5,417	4,893
Morgan Stanley Resecuritization Trust 2014-R3
Series 2014-2AD-R3, REMIC, 4.61%, 07/28/48 (e)	1,575	1,544
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.98%, (12 Month Treasury Average + 0.84%), 05/25/47 (e)	1,619	1,331
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.14%, (3 Month USD LIBOR + 0.27%), 12/15/39 (e)	1,486	1,394
Newgate Funding PLC
Series 2007-A3-2X, 4.40%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (g)	3,667	4,303
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 03/25/37 (e) (j)	38,848	13,519
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	2,743	2,664
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 5.72%, (3 Month USD LIBOR + 0.80%), 02/22/28 (e)	1,331	1,325
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 5.88%, (1 Month USD LIBOR + 1.03%), 05/25/35 (e) (j)	4,461	3,224
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 5.70%, (1 Month USD LIBOR + 0.85%), 08/25/35 (e) (j)	3,262	3,059
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.45%, (1 Month USD LIBOR + 0.60%), 07/25/37 (e) (j)	3,875	3,574
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 4.81%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (e) (g) (j)	1,675	2,037
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (e)	832	664
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 5.64%, (1 Month USD LIBOR + 0.80%), 03/25/35 (e) (j)	726	537
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 5.49%, (1 Month USD LIBOR + 0.65%), 01/25/35 (e) (j)	224	224
Series 2005-M2-FR3, REMIC, 5.82%, (1 Month USD LIBOR + 0.97%), 04/25/35 (e) (j)	1,051	903
Series 2006-M3-OP1, REMIC, 5.46%, (1 Month USD LIBOR + 0.61%), 10/25/35 (e) (j)	8,420	8,092
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 5.55%, (1 Month USD LIBOR + 0.70%), 10/25/35 (e) (j)	4,975	4,463
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 3.25%, 01/24/61, EUR (e)	17,232	18,427
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 3.65%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (e) (g)	12,227	13,123
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	3,082	2,942
Series 2022-A1B-B, REMIC, 5.85%, (SOFR 30-Day Average + 1.45%), 02/16/55 (e)	3,082	3,046
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 5.69%, (1 Month USD LIBOR + 0.84%), 08/25/35 (e) (j)	8,000	6,777
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 06/25/37 (e) (j)	17,527	9,956
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 6.04%, (SONIA + 2.00%), 03/12/52, GBP (e) (g) (j)	3,200	3,877
Structured Asset Investment Loan Trust 2005-4
Series 2005-M2-HE1, REMIC, 5.57%, (1 Month USD LIBOR + 0.72%), 07/25/35 (e) (j)	1,198	1,117
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.05%, (1 Month USD LIBOR + 0.20%), 06/25/37 (e) (j)	14,918	9,046
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/62	13,199	12,378
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 6.53%, (3 Month USD LIBOR + 1.57%), 09/20/39 (e)	1,515	1,419
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,037	2,017
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	744	737
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 5.10%, (1 Month USD LIBOR + 0.25%), 04/25/37 (e) (j)	37,883	12,931
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 5.63%, (1 Month USD LIBOR + 0.78%), 06/25/45 (e) (j)	1,794	1,767
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2005-1A3-AR10, REMIC, 3.85%, 09/25/35 (e)	1,393	1,229
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.84%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,135	894
Wells Fargo Commercial Mortgage Trust 2017-HSDB
Series 2017-A-HSDB, REMIC, 5.91%, (1 Month USD LIBOR + 0.85%), 12/15/31 (e) (j)	3,065	3,038
Series 2017-B-HSDB, REMIC, 6.16%, (1 Month USD LIBOR + 1.10%), 12/15/31 (e) (j)	2,542	2,503
Series 2017-D-HSDB, REMIC, 6.90%, (1 Month USD LIBOR + 1.84%), 12/15/31 (e) (j)	178	172
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 4.33%, 12/25/37 (e)	8,689	7,505
WFRBS Commercial Mortgage Trust 2013-C15
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	24	24
Total Non-U.S. Government Agency Asset-Backed Securities (cost $504,336)		452,360
CORPORATE BONDS AND NOTES 16.1%
Financials 5.4%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	2,605	2,199
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (g)	100	93
Banco de Credito del Peru
4.65%, 09/17/24, PEN (f)	1,800	446
Barclays PLC
7.44%, 11/02/33 (l)	2,200	2,427
Corsair International Limited
7.77%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (e)	1,000	1,063
8.12%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (e) (f)	1,000	1,057
Credit Suisse AG
3.72%, (3 Month EURIBOR + 1.00%), 09/01/23, EUR (e) (g)	600	642
3.93%, (3 Month EURIBOR + 1.23%), 05/31/24, EUR (e) (g)	700	737
0.25%, 01/05/26, EUR (g)	300	288
7.50%, 02/15/28	250	265
Credit Suisse Group AG
6.50%, 08/08/23 (f) (l)	1,800	1,719
1.25%, 07/17/25, EUR (g)	200	202
2.13%, 09/12/25, GBP (g)	100	114
3.29%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (e) (g)	800	800
3.25%, 04/02/26, EUR (g)	550	561
7.00%, 09/30/27, GBP (g)	200	248
2.25%, 06/09/28, GBP (g)	100	103
7.75%, 03/01/29, EUR (g)	2,650	3,136
4.19%, 04/01/31 (f) (l)	700	621
2.88%, 04/02/32, EUR (g)	600	540

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
3.09%, 05/14/32 (f)	1,550	1,244
6.54%, 08/12/33 (f) (l)	2,850	2,928
9.02%, 11/15/33 (f) (l)	300	355
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (l)	9,500	7,336
HSBC Holdings PLC
3.97%, 05/22/30	600	542
2.85%, 06/04/31 (l)	5,040	4,231
6.25%, 03/09/34	2,800	2,927
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (g) (l) (m)	5,342	5,186
Nationwide Building Society
4.30%, 03/08/29 (f)	1,600	1,466
NatWest Group PLC
4.89%, 05/18/29 (l)	200	191
5.08%, 01/27/30 (l)	2,800	2,727
4.45%, 05/08/30 (l)	2,000	1,882
Rio Oil Finance Trust
9.25%, 07/06/24 (g) (j)	56	57
8.20%, 04/06/28 (f)	207	210
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (g) (l) (m)	2,780	3,031
3.82%, 11/03/28 (l)	1,800	1,652
6.53%, 01/10/29 (l)	1,000	1,017
Societe Generale
6.45%, 01/10/29 (f) (l) (n)	6,200	6,213
6.69%, 01/10/34 (f) (l)	200	204
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (g) (j) (m)	4,401	4,588
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (f)	200	200
UBS Group AG
5.96%, 01/12/34 (f) (l)	925	948
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,140	6,197
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (f)	2,540	2,058
		74,651
Utilities 2.8%
National Power Company Ukrenergo
6.88%, 11/09/28 (g)	400	68
Pacific Gas & Electric Company
3.25%, 06/15/23	2,792	2,776
4.25%, 08/01/23 - 03/15/46	5,580	5,227
3.40%, 08/15/24	721	701
3.50%, 06/15/25	577	550
3.45%, 07/01/25	963	919
3.30%, 03/15/27 - 12/01/27	1,347	1,221
3.00%, 06/15/28	3,343	2,970
3.75%, 07/01/28 - 08/15/42	1,013	924
4.55%, 07/01/30	7,254	6,801
4.40%, 03/01/32	1,000	900
4.50%, 12/15/41	84	67
4.45%, 04/15/42	237	186
4.30%, 03/15/45	11,143	8,373
4.00%, 12/01/46	30	21
4.95%, 07/01/50	3,529	2,908
5.25%, 03/01/52	1,000	850
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	480	460
4.38%, 06/01/39	530	485
4.45%, 12/01/47	2,800	2,561
		38,968
Communication Services 2.4%
Altice Financing S.A.
5.75%, 08/15/29 (f) (n)	1,275	1,014
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,490	1,190
5.75%, 12/01/28 (f)	1,490	1,112
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (f)	9,103	8,359
Netflix, Inc.
3.63%, 06/15/30, EUR (g)	3,525	3,675
Sprint Corporation
7.88%, 09/15/23	11,454	11,547
7.13%, 06/15/24	1,328	1,351
7.63%, 03/01/26	47	50
Windstream Escrow, LLC
7.75%, 08/15/28 (f)	6,439	5,201
		33,499
Energy 1.5%
Gaz Capital S.A.
0.00%, 01/24/24, EUR (g) (h) (i)	4,380	3,753
0.00%, 03/23/27 (g) (h) (i)	800	608
Gaz Finance PLC
0.00%, 06/29/27 (g) (h) (i)	200	136
0.00%, 01/27/29 (f) (g) (h) (i)	6,400	4,024
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (h) (i) (k)	1,590	64
Petroleos Mexicanos
6.70%, 02/16/32	12,389	9,869
6.95%, 01/28/60 (n)	1,190	770
Topaz Solar Farms LLC
4.88%, 09/30/39 (f)	63	51
5.75%, 09/30/39 (f)	679	644
Valaris Limited
8.25%, 04/30/28 (f) (o)	16	16
Valaris PLC
8.25%, 04/30/28 (o)	21	21
		19,956
Consumer Discretionary 1.3%
Carvana Co.
5.50%, 04/15/27 (f)	120	54
4.88%, 09/01/29 (f)	1,400	572
10.25%, 05/01/30 (f)	3,600	2,063
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	122	142
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	2,000	1,894
4.35%, 09/17/27 (f)	4,300	4,053
4.81%, 09/17/30 (f)	300	272
Sands China Ltd.
5.63%, 08/08/25 (j) (p)	5,833	5,678
5.90%, 08/08/28 (j) (p)	2,000	1,901
Viking Cruises Limited
13.00%, 05/15/25 (f)	1,600	1,690
		18,319
Health Care 1.3%
Amgen Inc.
5.25%, 03/02/33	2,500	2,568
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	1,134	1,096
5.63%, 03/15/27 (f)	4,746	4,118
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (f) (n)	6,500	5,254
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	5,000	4,442
		17,478
Industrials 0.7%
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (f)	4,660	3,433
The Boeing Company
5.71%, 05/01/40 (p)	1,792	1,813
5.81%, 05/01/50 (p)	1,467	1,477
5.93%, 05/01/60 (p)	2,230	2,223
		8,946
Real Estate 0.5%
Country Garden Holdings Company Limited
5.13%, 01/17/25 (g)	600	386
3.13%, 10/22/25 (g)	400	234
2.70%, 07/12/26 (g)	400	220
3.88%, 10/22/30 (g)	400	185
EPR Properties
4.75%, 12/15/26	32	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.95%, 04/15/28	90	75
GLP Financing, LLC
5.25%, 06/01/25	54	53
5.30%, 01/15/29	268	255
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (g)	3,000	2,824
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	244
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	155
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,728	1,676
6.50%, 02/15/29 (f) (n)	507	309
		6,644
Consumer Staples 0.1%
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (f)	2,300	1,942
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (f) (p)	943	920
Total Corporate Bonds And Notes (cost $254,063)		221,323
SENIOR FLOATING RATE INSTRUMENTS 4.3%
Industrials 1.4%
American Airlines, Inc.
2021 Term Loan, 9.56%, (3 Month USD LIBOR + 4.75%), 03/10/28 (e)	5,700	5,780
PUG LLC
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 01/31/27 (e)	95	69
TransDigm, Inc.
Term Loan, 6.98%, (3 Month USD LIBOR + 2.25%), 12/09/25 (e)	3,369	3,360
2022 Term Loan H, 7.79%, (3 Month Term SOFR + 3.25%), 02/28/27 (e)	3,447	3,439
2023 Term Loan I, 7.82%, (3 Month Term SOFR + 3.25%), 08/10/28 (e)	6,906	6,880
		19,528
Communication Services 0.9%
Carnival Corporation
Term Loan, 6.18%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (e)	4,879	5,200
USD Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 06/29/25 (e)	780	768
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (e)	4,128	3,816
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (e)	2,291	2,262
Syniverse Holdings, Inc.
2022 Term Loan, 11.58%, (3 Month Term SOFR + 7.00%), 05/06/27 (e)	543	478
Windstream Services, LLC
2020 Exit Term Loan B, 10.97%, (SOFR + 6.25%), 08/24/27 (e)	549	497
		13,021
Health Care 0.6%
Amsurg
Term Loan, 12.70%, (SOFR + 7.88%), 04/30/27 (e)	6,138	6,033
Term Loan, 16.33%, (SOFR + 11.65%), 04/30/27 (e) (o)	3,346	2,420
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 11/09/25 (e)	87	82
		8,535
Information Technology 0.4%
Poseidon BidCo S.A.S
Term Loan, 7.45%, 07/14/28, EUR (e) (q)	4,940	5,197
SS&C European Holdings Sarl
2018 Term Loan B4, 6.38%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	113	112
SS&C Technologies Inc.
2018 Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 02/27/25 (e)	136	136
		5,445
Financials 0.4%
Avolon
Term Loan, 6.26%, (3 Month USD LIBOR + 1.50%), 02/05/27 (e)	33	33
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 6.51%, (3 Month USD LIBOR + 1.75%), 01/15/25 (e)	31	31
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (e) (q)	5,620	5,292
		5,356
Materials 0.3%
Project Champion
Term Loan, 5.63%, 01/04/30, EUR (e)	1,300	1,241
Term Loan, 6.13%, 01/04/30 (e)	2,500	2,200
Waterlogic Group Holdings Limited
Term Loan, 0.00%, 07/14/28, EUR (e) (q) (r)	260	274
Westmoreland Coal Company
Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (e) (o)	75	55
		3,770
Consumer Staples 0.2%
Market Bidco Limited
Term Loan, 7.36%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (e)	3,058	2,773
Energy 0.1%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e)	21	14
2020 Take Back Term Loan, 5.63%, (1 Year USD LIBOR + 3.00%), 06/30/25 (e) (o)	67	44
Windstream Services
Term Loan, 8.72%, 02/28/27 (e) (k)	1,000	947
		1,005
Total Senior Floating Rate Instruments (cost $60,193)		59,433
COMMON STOCKS 0.8%
Consumer Discretionary 0.4%
NMG Parent LLC (h) (q)	32	4,878
Communication Services 0.3%
Clear Channel Outdoor Holdings, Inc. (h)	515	618
iHeartMedia, Inc. (h) (k)	91	320
iHeartMedia, Inc. - Class A (h)	124	485
Intelsat Jackson Holdings, Ltd. (h) (q)	124	3,029
		4,452
Financials 0.1%
Credit Suisse Group AG - Class N	92	83
Voyager Common Shares (h) (q)	—	—
Voyager Preferred Units (h) (q)	2	492
		575
Real Estate 0.0%
CBL & Associates Properties, Inc. (n)	—	8
Uniti Group Inc.	40	144
		152
Energy 0.0%
Westmoreland Coal Company (h) (q)	1	2
Total Common Stocks (cost $13,147)		10,059
RIGHTS 0.1%
Intelsat Jackson Holdings, Ltd. (h) (q)	13	84
Intelsat Jackson Holdings, Ltd. (h) (q)	13	90
Windstream Services, LLC (h) (q)	109	1,475
Total Rights (cost $898)		1,649
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (q)	—	—
Intelsat Jackson Holdings, Ltd. (h) (q)	1	2
Total Warrants (cost $7)		2
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (h) (q) (s)	4,728	—
Intelsat Jackson Holdings S.A. (h) (q) (s)	4,558	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings S.A. (h) (q) (s)	3,661	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 16.8%
U.S. Treasury Bill 15.0%
Treasury, United States Department of
4.56%, 04/04/23 (d)	2,900	2,900
4.70%, 04/18/23 (d)	10,400	10,380
4.71%, 04/25/23	6,000	5,983
4.60%, 04/27/23 (d)	1,800	1,794
4.42%, 05/11/23 (d)	39,500	39,307
4.45%, 05/16/23	78,600	78,163
4.79%, 05/25/23	19,500	19,369
4.72%, 06/15/23	48,200	47,744
		205,640
Discount Notes 0.9%
FHLBanks Office of Finance
4.76%, 04/24/23 (t)	2,100	2,094
4.70%, 04/26/23 (t)	7,000	6,979
4.68%, 05/11/23 (t)	2,800	2,786
		11,859
Investment Companies 0.4%
J.P. Morgan U.S. Government Money Market Fund, 4.63% (u)	6,207	6,207
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (u) (v)	4,883	4,883
Treasury Securities 0.2%
Presidencia De La Nacion
0.00%, 05/19/23 - 09/18/23, ARS (w)	495,224	2,209
Total Short Term Investments (cost $230,661)		230,798
Total Investments 127.0% (cost $1,870,697)		1,742,203
Total Forward Sales Commitments (0.1)% (proceeds $1,004)		(1,011)
Other Derivative Instruments (0.5)%		(6,650)
Other Assets and Liabilities, Net (26.4)%		(362,393)
Total Net Assets 100.0%		1,372,149

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $420,287.

(b) All or a portion of the security is subject to a written call option.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $96,092 and 7.0% of the Fund.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Convertible security.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) All or a portion of the security was on loan as of March 31, 2023.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

(v) Investment in affiliate.

(w) Security issued with a zero coupon. Income is recognized through the accretion of discount.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 5.50%, 04/15/53 (a)	(1,000)	(1,011)
Total Government And Agency Obligations (proceeds $1,004)		(1,011)
Total Forward Sales Commitments (0.1%) (proceeds $1,004)		(1,011)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2023, the total proceeds for investments sold on a delayed delivery basis was $1,004.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 4.58%, 12/15/38	02/19/20	1,309	1,130	0.1
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	94	93	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	112	88	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	01/13/22	535	386	—
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/10/22	137	234	—
Country Garden Holdings Company Limited, 2.70%, 07/12/26	08/02/22	127	220	—
Country Garden Holdings Company Limited, 3.88%, 10/22/30	08/01/22	115	185	—
Credit Suisse AG, 3.72%, 09/01/23	03/17/23	592	642	0.1
Credit Suisse AG, 3.93%, 05/31/24	03/17/23	698	737	0.1
Credit Suisse AG, 0.25%, 01/05/26	03/17/23	262	288	—
Credit Suisse Group AG, 1.25%, 07/17/25	03/17/23	147	202	—
Credit Suisse Group AG, 2.13%, 09/12/25	03/17/23	81	114	—
Credit Suisse Group AG, 3.29%, 01/16/26	03/15/23	561	800	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	388	561	0.1
Credit Suisse Group AG, 7.00%, 09/30/27	03/16/23	168	248	—
Credit Suisse Group AG, 2.25%, 06/09/28	03/17/23	76	103	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,546	3,136	0.2
Credit Suisse Group AG, 2.88%, 04/02/32	03/15/23	416	540	0.1
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 4.67%, 06/13/45	09/02/20	13,907	12,372	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 4.82%, 09/13/45	10/15/18	39	36	—
Gaz Capital S.A., 0.00%, 01/24/24	01/16/19	4,994	3,753	0.3
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	608	0.1
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	136	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,024	0.3
Gobierno de la Provincia de Buenos Aires, 73.67%, 04/12/25	09/19/19	48	14	—
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,734	2,824	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 3.75%, 09/25/62	03/21/23	10,813	10,766	0.8
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	6,600	5,186	0.4
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 5.03%, 10/15/48	02/19/20	4,669	3,892	0.3
Ministry of Finance, 3.80%, 05/13/60	05/12/20	2,825	1,895	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	170	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	140	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/14/22	158	20	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/01/22	139	288	—
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	219	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	943	1,778	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,778	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	125	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	375	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	270	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	20	—
National Power Company Ukrenergo, 6.88%, 11/09/28	09/29/22	76	68	—
Netflix, Inc., 3.63%, 06/15/30	08/05/20	4,545	3,675	0.3
Newgate Funding PLC, Series 2007-A3-2X, 4.40%, 12/15/50	11/28/17	4,687	4,303	0.3
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	20	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	20	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	12	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	12	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 4.81%, 12/15/40	10/06/22	1,815	2,037	0.2
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	185	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	133	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	107	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	36	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	90	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	38	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	57	57	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,738	3,031	0.2
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 3.65%, 02/24/71	03/21/23	13,116	13,123	1.0
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,414	4,588	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 6.04%, 03/12/52	01/05/21	4,368	3,877	0.3
		112,794	95,812	7.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/(Depreciation) ($)
Amsurg - Term Loan	260	(70)

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2023	AUD	29,612	(24)	654
United States 10 Year Ultra Bond	83	June 2023		9,699	46	356
United States 2 Year Note	15	July 2023		3,068	2	29
United States 5 Year Note	17	July 2023		1,824	4	38
					28	1,077
Short Contracts
3M SOFR Index	(53)	March 2024		(12,895)	(3)	215
3M SOFR Index	(46)	June 2024		(11,207)	(6)	156
3M SOFR Index	(35)	September 2024		(8,539)	(5)	101
3M SOFR Index	(32)	December 2024		(7,815)	(5)	78
3M SOFR Index	(27)	March 2025		(6,599)	(5)	59
3M SOFR Index	(25)	June 2025		(6,113)	(4)	53
3M SOFR Index	(29)	September 2025		(7,093)	(5)	59
3M SOFR Index	(23)	December 2025		(5,626)	(4)	46
3M SOFR Index	(31)	March 2026		(7,583)	(5)	61
3M SOFR Index	(27)	June 2026		(6,603)	(5)	51
Euro Bund	(52)	June 2023	EUR	(6,853)	2	(221)
United States 10 Year Note	(456)	June 2023		(51,037)	(157)	(1,367)
United States Long Bond	(304)	June 2023		(38,134)	(304)	(1,737)
United States Ultra Bond	(254)	June 2023		(34,669)	(341)	(1,177)
					(847)	(3,623)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	(2)	144
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	(1)	59
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	(1)	52
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	(4)	8
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	(5)	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	8
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(1)	32
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	3
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	(3)	(12)
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	(14)	(49)
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	(4)	(10)
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	(8)	(23)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	—	(269)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	(34)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	40	(2,044)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	7	(372)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	7	(370)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	12	(621)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	3	(151)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(4)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	2	(46)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	3	(75)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	292
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	(1)	195
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(6)	1,342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(6)	741
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(5)	742
3M LIBOR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(7)	307
3M LIBOR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(69)	3,123
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(121)	9,947
3M LIBOR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(11)	502
3M LIBOR (Q)	Receiving	1.25	(S)	12/15/26		1,200	(3)	132
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(6)	390
3M LIBOR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(25)	998
3M LIBOR (Q)	Receiving	1.45	(S)	02/17/27		8,300	(19)	699
3M LIBOR (Q)	Receiving	1.42	(S)	02/24/27		6,200	(14)	530
3M LIBOR (Q)	Receiving	1.24	(S)	05/12/28		1,800	(6)	200
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(6)	367
3M LIBOR (Q)	Receiving	1.50	(S)	01/12/29		1,980	(6)	215
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(7)	357
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(13)	658
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(23)	1,132
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(14)	701
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(7)	343
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(15)	701
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(273)	12,522
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(7)	283
3M LIBOR (Q)	Receiving	0.75	(S)	06/16/31		33,500	(142)	4,067
3M LIBOR (Q)	Receiving	1.45	(S)	07/16/31		33,100	(149)	4,873
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	(4)	205
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	(7)	344
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	(18)	902
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	(86)	4,398
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(34)	1,727
3M LIBOR (Q)	Receiving	1.25	(S)	06/16/51		4,800	(35)	863
3M LIBOR (Q)	Receiving	1.04	(S)	06/28/52		600	(4)	255
3M LIBOR (Q)	Paying	1.27	(S)	11/04/23		373,700	(15)	(6,427)
3M LIBOR (Q)	Paying	1.38	(S)	01/04/27		34,000	73	(2,898)
3M LIBOR (Q)	Paying	1.43	(S)	01/18/27		3,400	7	(286)
3M LIBOR (Q)	Paying	1.44	(S)	01/18/27		3,600	8	(301)
3M LIBOR (Q)	Paying	1.55	(S)	01/20/27		50,900	113	(3,884)
3M LIBOR (Q)	Paying	1.58	(S)	02/16/27		3,500	8	(278)
3M LIBOR (Q)	Paying	1.70	(S)	02/17/27		33,200	75	(2,374)
3M LIBOR (Q)	Paying	1.65	(S)	02/24/27		20,600	47	(1,517)
3M LIBOR (Q)	Paying	0.50	(S)	06/16/28		19,903	60	(1,816)
3M LIBOR (Q)	Paying	1.50	(S)	12/15/28		10,460	34	(1,358)
3M LIBOR (Q)	Paying	1.70	(S)	01/12/29		7,200	24	(681)
3M LIBOR (Q)	Paying	1.52	(S)	01/20/29		1,000	3	(108)
3M LIBOR (Q)	Paying	1.63	(S)	01/26/29		1,700	6	(174)
3M LIBOR (Q)	Paying	1.00	(S)	12/16/30		14,824	63	(2,776)
3M LIBOR (Q)	Paying	0.75	(S)	06/16/31		59,600	260	(6,545)
3M LIBOR (Q)	Paying	1.50	(S)	10/05/31		2,100	9	(309)
3M LIBOR (Q)	Paying	1.54	(S)	10/15/31		2,000	9	(289)
3M LIBOR (Q)	Paying	1.54	(S)	10/22/31		1,400	6	(203)
3M LIBOR (Q)	Paying	1.74	(S)	01/12/32		1,300	6	(173)
3M LIBOR (Q)	Paying	1.66	(S)	01/24/32		1,700	8	(237)
3M LIBOR (Q)	Paying	2.00	(S)	02/18/32		3,100	15	(353)
3M LIBOR (Q)	Paying	1.59	(S)	02/09/51		12,800	91	(4,008)
3M LIBOR (Q)	Paying	1.82	(S)	01/24/52		300	2	(82)
3M LIBOR (Q)	Paying	1.87	(S)	01/26/52		300	2	(79)
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	18
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	1	30
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	1	20
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	1	42
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	1	30
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	11
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	1	1,032
6M EURIBOR (S)	Receiving	3.00	(A)	09/20/33	EUR	20,000	(35)	(258)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(19)	3,084
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(8)	1,514
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(8)	864
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	(4)	(105)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	(15)	(784)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	(16)	(782)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	(23)	(907)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	(11)	(439)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	36	(2,293)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	9	(217)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	146	2,046
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	90	1,339
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	940,000	25	114
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	500,000	18	156
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	140,000	5	46
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(4)	(11)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(2)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(3)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	(1)
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	(1)
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	(2)
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	(2)
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	(1)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(3)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(1)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(3)
Sterling Overnight Index Average Rate (A)	Receiving	3.25	(A)	09/20/53	GBP	1,800	(1)	(88)
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	—	(147)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	—	(143)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	—	(321)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(3)	(196)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(3)	(235)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(5)	(352)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(3)	(179)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(3)	(278)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(7)	(485)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(5)	(394)
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	(35)	709
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	(22)	349
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	(37)	423
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	(27)	295
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	(21)	503
U.S. SOFR (A)	Receiving	3.75	(A)	12/13/27		3,200	(10)	(49)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	(6)	(22)
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,260	(7)	(70)
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	(8)	(38)
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/29		350	(1)	25
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	(25)	(55)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		25,970	(105)	37
U.S. SOFR (A)	Receiving	1.25	(A)	06/15/32		6,850	(30)	794
U.S. SOFR (A)	Receiving	3.35	(A)	12/14/32		600	(3)	(8)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32		9,880	(53)	(32)
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33		107,380	(552)	(4,092)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33		63,690	(331)	(2,421)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33		9,880	(59)	(4)
U.S. SOFR (A)	Paying	5.10	(A)	05/24/24		459,490	87	3,063
U.S. SOFR (A)	Paying	5.40	(A)	06/11/24		269,710	104	2,494
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24		13,600	2	(507)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25		236,990	272	3,209
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25		139,040	166	2,442
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27		2,200	5	(154)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27		2,700	7	(172)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27		3,300	10	(77)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27		1,600	5	(24)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27		3,400	10	(65)
U.S. SOFR (A)	Paying	3.80	(A)	03/10/28		2,200	7	43
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29		127,110	409	(10,895)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29		1,570	5	35
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29		1,600	6	(20)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29		1,600	6	(16)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30		4,500	18	61
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30		3,800	15	22
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30		1,600	6	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	1.25	(A)	06/15/32	3,870	20	(257)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32	820	4	(56)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32	3,660	17	(230)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	12	(30)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	3,600	18	62
U.S. SOFR (A)	Paying	3.41	(A)	03/01/33	2,400	12	43
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	23	97
U.S. SOFR (A)	Paying	3.00	(A)	06/21/33	500	2	5
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	12	30
						(116)	11,316

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.42	1.00	06/20/23	(2,900)	4	—	1
AT&T Inc. (Q)	0.71	1.00	12/20/25	(500)	4	—	(3)
AT&T Inc. (Q)	0.74	1.00	06/20/26	(1,000)	8	—	(7)
CDX.EM.29.V4 (Q)	0.59	1.00	06/20/23	(3,485)	3	—	29
CDX.EM.30.V4 (Q)	0.58	1.00	12/20/23	(9,520)	28	11	149
CDX.EM.31.V3 (Q)	0.76	1.00	06/20/24	(4,472)	13	8	71
CDX.EM.32.V4 (Q)	0.96	1.00	12/20/24	(1,275)	1	3	22
CDX.EM.34.V3 (Q)	2.56	1.00	12/20/25	(2,944)	(114)	7	19
CDX.EM.36.V3 (Q)	1.92	1.00	12/20/26	(17,664)	(541)	39	222
CDX.EM.38 (Q)	2.21	1.00	12/20/27	(2,600)	(129)	6	90
CDX.EM.39 (Q)	2.30	1.00	06/20/28	(5,100)	(294)	12	82
CDX.NA.HY.34.V10 (Q)	3.79	5.00	06/20/25	(364)	9	1	(19)
CDX.NA.HY.35.V2 (Q)	3.83	5.00	12/20/25	(198)	6	1	(12)
CDX.NA.HY.36.V2 (Q)	3.91	5.00	06/20/26	(9,306)	283	39	(585)
CDX.NA.HY.37.V2 (Q)	4.03	5.00	12/20/26	(2,772)	84	14	(67)
CDX.NA.HY.38.V2 (Q)	4.33	5.00	06/20/27	(3,465)	80	17	75
CDX.NA.HY.39 (Q)	4.69	5.00	12/20/27	(47,300)	558	266	574
CDX.NA.HY.40 (Q)	4.63	5.00	06/20/28	(61,500)	924	315	984
CDX.NA.IG.40 (Q)	0.75	1.00	06/20/28	(3,000)	34	3	9
EADS Finance (Q)	0.56	1.00	06/20/26	(6,500)	95	11	(71)
EADS Finance (Q)	0.83	1.00	06/20/28	(100)	1	—	(1)
Ford Motor Credit Company LLC (Q)	1.89	5.00	06/20/25	(600)	39	—	8
Ford Motor Credit Company LLC (Q)	2.14	5.00	12/20/25	(900)	64	(1)	31
General Electric Company (Q)	0.27	1.00	12/20/23	(200)	1	—	1
General Electric Company (Q)	0.60	1.00	06/20/26	(5,100)	62	—	2
ITRAXX.EUR.38 (Q)	0.78	1.00	12/20/27	(1,000)	10	3	22
Rolls-Royce Group PLC (Q)	1.68	1.00	12/20/25	(4,600)	(86)	3	379
Rolls-Royce Group PLC (Q)	2.04	1.00	12/20/26	(1,300)	(50)	2	6
Rolls-Royce Group PLC (Q)	2.19	1.00	06/20/27	(2,100)	(103)	6	88
The Boeing Company (Q)	0.41	1.00	06/20/23	(4,300)	6	—	(11)
Verizon Communications Inc. (Q)	0.86	1.00	06/20/27	(2,200)	12	2	13
Verizon Communications Inc. (Q)	0.93	1.00	12/20/27	(2,100)	6	2	31
					1,018	770	2,132

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3M SOFR Index Future, Dec. 2023	Call	96.38	12/15/23	48	(94)
3M SOFR Index Future, Dec. 2023	Call	98.00	12/15/23	55	(16)
3M SOFR Index Future, Dec. 2023	Call	96.06	12/15/23	33	(38)
3M SOFR Index Future, Dec. 2023	Call	96.13	12/15/23	32	(35)
3M SOFR Index Future, Dec. 2023	Put	96.38	12/15/23	48	(127)
3M SOFR Index Future, Dec. 2023	Put	96.50	12/15/23	55	(157)
3M SOFR Index Future, Dec. 2023	Put	96.06	12/15/23	33	(68)
3M SOFR Index Future, Dec. 2023	Put	96.13	12/15/23	32	(70)
3M SOFR Index Future, Sep. 2023	Call	96.00	09/15/23	32	(22)
3M SOFR Index Future, Sep. 2023	Call	96.19	09/15/23	48	(28)
3M SOFR Index Future, Sep. 2023	Put	96.00	09/15/23	32	(70)
3M SOFR Index Future, Sep. 2023	Put	96.19	09/15/23	48	(122)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note Future, Jun. 2023	Call	119.00	04/21/23	131	(16)
United States 10 Year Note Future, Jun. 2023	Call	116.50	05/26/23	22	(20)
United States 10 Year Note Future, Jun. 2023	Put	112.00	04/21/23	131	(14)
United States 10 Year Note Future, Jun. 2023	Put	110.50	05/26/23	22	(4)
					(901)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 04/18/53	BOA	Call	2.80	04/14/23		1,100,000	(38)
3M LIBOR, 12/05/24	BOA	Call	2.15	12/01/23		7,300,000	(8)
3M LIBOR, 04/04/25	CIT	Call	2.69	04/02/24		2,000,000	(6)
3M LIBOR, 10/17/24	DUB	Call	2.92	10/13/23		4,700,000	(7)
3M LIBOR, 04/10/25	DUB	Call	2.79	04/08/24		3,200,000	(11)
3M LIBOR, 04/18/33	GSC	Call	3.05	04/14/23		4,400,000	(17)
3M LIBOR, 06/20/24	GSC	Call	4.04	06/15/23		7,600,000	(45)
3M LIBOR, 06/20/24	GSC	Call	4.06	06/15/23		30,400,000	(50)
3M LIBOR, 06/22/24	GSC	Call	4.14	06/20/23		12,700,000	(66)
3M LIBOR, 10/17/24	GSC	Call	2.92	10/13/23		4,700,000	(7)
3M LIBOR, 10/24/24	GSC	Call	3.02	10/20/23		3,800,000	(7)
3M LIBOR, 10/25/24	GSC	Call	3.14	10/23/23		3,700,000	(8)
3M LIBOR, 10/25/24	GSC	Call	3.19	10/23/23		3,700,000	(8)
3M LIBOR, 10/25/24	GSC	Call	3.23	10/23/23		3,700,000	(8)
3M LIBOR, 10/27/24	GSC	Call	2.97	10/25/23		3,700,000	(7)
3M LIBOR, 10/31/24	GSC	Call	2.84	10/27/23		3,700,000	(6)
3M LIBOR, 11/07/24	GSC	Call	3.09	11/03/23		3,700,000	(8)
3M LIBOR, 11/14/24	GSC	Call	2.91	11/10/23		3,700,000	(7)
3M LIBOR, 11/21/24	GSC	Call	2.25	11/17/23		7,200,000	(8)
3M LIBOR, 11/22/24	GSC	Call	2.15	11/20/23		7,200,000	(7)
3M LIBOR, 12/11/24	GSC	Call	2.25	12/07/23		7,300,000	(9)
3M LIBOR, 04/04/25	GSC	Call	2.70	04/02/24		12,000,000	(38)
3M LIBOR, 04/10/25	GSC	Call	2.72	04/08/24		4,000,000	(13)
3M LIBOR, 04/18/33	JPM	Call	3.05	04/14/23		2,300,000	(9)
3M LIBOR, 04/18/53	BOA	Put	3.30	04/14/23		1,100,000	(74)
3M LIBOR, 12/05/24	BOA	Put	3.65	12/01/23		7,300,000	(44)
3M LIBOR, 04/04/25	CIT	Put	2.69	04/02/24		2,000,000	(20)
3M LIBOR, 10/17/24	DUB	Put	2.92	10/13/23		4,700,000	(58)
3M LIBOR, 04/10/25	DUB	Put	2.79	04/08/24		3,200,000	(30)
3M LIBOR, 04/18/33	GSC	Put	3.70	04/14/23		4,400,000	(1)
3M LIBOR, 06/20/24	GSC	Put	4.06	06/15/23		30,400,000	(50)
3M LIBOR, 06/20/24	GSC	Put	4.04	06/15/23		7,600,000	(45)
3M LIBOR, 06/22/24	GSC	Put	4.14	06/20/23		12,700,000	(25)
3M LIBOR, 10/17/24	GSC	Put	2.92	10/13/23		4,700,000	(58)
3M LIBOR, 10/24/24	GSC	Put	3.02	10/20/23		3,800,000	(42)
3M LIBOR, 10/25/24	GSC	Put	3.14	10/23/23		3,700,000	(38)
3M LIBOR, 10/25/24	GSC	Put	3.19	10/23/23		3,700,000	(37)
3M LIBOR, 10/25/24	GSC	Put	3.23	10/23/23		3,700,000	(36)
3M LIBOR, 10/27/24	GSC	Put	2.97	10/25/23		3,700,000	(42)
3M LIBOR, 10/31/24	GSC	Put	2.84	10/27/23		3,700,000	(45)
3M LIBOR, 11/07/24	GSC	Put	3.09	11/03/23		3,700,000	(38)
3M LIBOR, 11/14/24	GSC	Put	2.91	11/10/23		3,700,000	(43)
3M LIBOR, 11/21/24	GSC	Put	3.75	11/17/23		7,200,000	(41)
3M LIBOR, 11/22/24	GSC	Put	3.65	11/20/23		7,200,000	(45)
3M LIBOR, 12/11/24	GSC	Put	3.75	12/07/23		7,300,000	(40)
3M LIBOR, 04/04/25	GSC	Put	2.70	04/02/24		12,000,000	(121)
3M LIBOR, 04/10/25	GSC	Put	2.72	04/08/24		4,000,000	(39)
3M LIBOR, 04/18/33	JPM	Put	3.70	04/14/23		2,300,000	—
6M EURIBOR, 04/11/24	GSC	Call	0.55	04/05/23	EUR	9,700,000	—
6M EURIBOR, 04/13/24	GSC	Call	0.55	04/11/23	EUR	13,000,000	—
6M EURIBOR, 04/26/24	GSC	Call	0.70	04/24/23	EUR	9,400,000	—
6M EURIBOR, 04/28/24	GSC	Call	0.70	04/26/23	EUR	8,700,000	—
6M EURIBOR, 05/17/24	GSC	Call	0.55	05/15/23	EUR	8,400,000	—
6M EURIBOR, 06/13/33	GSC	Call	2.07	06/09/23	EUR	5,300,000	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 04/11/24	GSC	Put	2.10	04/05/23	EUR	9,700,000	(144)
6M EURIBOR, 04/13/24	GSC	Put	2.10	04/11/23	EUR	13,000,000	(192)
6M EURIBOR, 04/26/24	GSC	Put	2.25	04/24/23	EUR	9,400,000	(127)
6M EURIBOR, 04/28/24	GSC	Put	2.25	04/26/23	EUR	8,700,000	(118)
6M EURIBOR, 05/17/24	GSC	Put	2.10	05/15/23	EUR	8,400,000	(128)
6M EURIBOR, 06/13/33	GSC	Put	3.14	06/09/23	EUR	5,300,000	(57)
							(2,182)
Options on Securities
Federal National Mortgage Association, Inc, 4.00%, 04/15/2053	BOA	Put	95.59	04/06/23		600,000	(2)
Federal National Mortgage Association, Inc, 4.50%, 04/15/2053	BOA	Call	99.89	04/06/23		600,000	—
Federal National Mortgage Association, Inc, 4.50%, 04/15/2053	BOA	Call	99.47	04/06/23		1,500,000	—
Federal National Mortgage Association, Inc, 4.50%, 04/15/2053	BOA	Put	97.89	04/06/23		600,000	(2)
Federal National Mortgage Association, Inc, 4.50%, 04/15/2053	BOA	Put	97.47	04/06/23		1,500,000	(3)
Federal National Mortgage Association, Inc, 4.50%, 04/15/2053	JPM	Put	97.95	04/06/23		2,000,000	(7)
Federal National Mortgage Association, Inc, 5.00%, 04/15/2053	JPM	Call	98.86	04/06/23		3,500,000	(33)
							(47)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	05/16/23	AUD	36,107	24,173	(827)
BRL/USD	GSC	04/04/23	BRL	86,838	17,133	1,124
BRL/USD	DUB	05/03/23	BRL	90,093	17,689	11
BRL/USD	DUB	07/05/23	BRL	15,284	2,964	143
BRL/USD	GSC	07/05/23	BRL	73,733	14,297	608
CLP/USD	CIT	08/01/23	CLP	5,778,202	7,173	199
EUR/USD	CIT	05/16/23	EUR	1,503	1,634	(4)
EUR/USD	CIT	05/16/23	EUR	2,400	2,610	32
GBP/USD	CIT	05/16/23	GBP	3,228	3,986	53
IDR/USD	GSC	06/23/23	IDR	23,262,926	1,548	18
IDR/USD	BOA	06/27/23	IDR	16,339,679	1,087	10
IDR/USD	JPM	06/28/23	IDR	178,891,955	11,905	351
INR/USD	CIT	04/19/23	INR	1,290	16	—
JPY/USD	GSC	05/16/23	JPY	3,910,500	29,645	(47)
KRW/USD	CIT	04/14/23	KRW	16,489,244	12,674	(681)
MXN/USD	GSC	04/10/23	MXN	113,697	6,302	308
MXN/USD	CIT	06/21/23	MXN	179,927	9,831	218
NZD/USD	JPM	05/16/23	NZD	9,928	6,208	(30)
PEN/USD	CIT	04/03/23	PEN	1,051	279	3
PEN/USD	CIT	04/10/23	PEN	5,661	1,504	49
PEN/USD	JPM	04/10/23	PEN	2,687	714	5
PEN/USD	JPM	04/13/23	PEN	2,732	725	4
PEN/USD	CIT	04/27/23	PEN	5,926	1,572	69
PEN/USD	BOA	05/02/23	PEN	8,348	2,214	4
PEN/USD	BOA	05/03/23	PEN	2,732	725	1
PEN/USD	GSC	05/03/23	PEN	452	120	8
PEN/USD	CIT	06/21/23	PEN	666	177	5
TWD/USD	BCL	06/21/23	TWD	588	19	—
USD/AUD	JPM	05/16/23	AUD	(251)	(168)	6
USD/BRL	DUB	04/04/23	BRL	(15,040)	(2,967)	(147)
USD/BRL	GSC	04/04/23	BRL	(72,552)	(14,314)	(625)
USD/CHF	CIT	05/16/23	CHF	(642)	(705)	(2)
USD/CLP	DUB	06/22/23	CLP	(49,496)	(62)	—
USD/CNY	BOA	04/14/23	CNY	(418)	(61)	1
USD/EUR	CIT	05/16/23	EUR	(97,356)	(105,835)	(895)
USD/GBP	CIT	05/16/23	GBP	(28,728)	(35,471)	(704)
USD/IDR	CIT	06/28/23	IDR	(173,673)	(12)	—
USD/JPY	GSC	05/16/23	JPY	(321,100)	(2,434)	(12)
USD/KRW	GSC	04/14/23	KRW	(37,200)	(29)	1
USD/MXN	GSC	04/14/23	MXN	(1,427)	(79)	(1)
USD/MXN	GSC	04/17/23	MXN	(718)	(40)	—
USD/MXN	JPM	04/24/23	MXN	(875)	(48)	—
USD/MXN	CIT	05/09/23	MXN	(5,611)	(309)	(32)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/MXN	CIT	07/14/23	MXN	(35,308)	(1,921)	(86)
USD/PEN	BOA	04/10/23	PEN	(8,348)	(2,218)	(4)
USD/PEN	BOA	04/13/23	PEN	(2,732)	(726)	(1)
USD/PEN	BOA	05/10/23	PEN	(8,645)	(2,292)	(38)
USD/PEN	CIT	07/03/23	PEN	(3,732)	(986)	(25)
USD/TWD	CIT	06/20/23	TWD	(37,527)	(1,243)	(13)
USD/TWD	GSC	06/20/23	TWD	(75,781)	(2,510)	(24)
USD/TWD	CIT	06/21/23	TWD	(108,152)	(3,583)	(41)
USD/ZAR	BCL	04/17/23	ZAR	(70,407)	(3,950)	(92)
USD/ZAR	CIT	04/18/23	ZAR	(107,055)	(6,005)	(150)
USD/ZAR	GSC	05/12/23	ZAR	(29,204)	(1,635)	113
USD/ZAR	BCL	05/15/23	ZAR	(24,086)	(1,348)	(42)
USD/ZAR	BCL	05/15/23	ZAR	(64)	(4)	—
USD/ZAR	DUB	05/15/23	ZAR	(71,474)	(4,000)	(169)
USD/ZAR	GSC	05/15/23	ZAR	(66,963)	(3,747)	(102)
USD/ZAR	CIT	09/12/23	ZAR	(11,638)	(644)	14
					(20,422)	(1,436)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.83	1.00	12/20/24	(700)	2	(12)	14
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.22	1.00	06/20/23	(400)	1	(25)	26
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	1.37	1.00	06/20/26	(7,200)	(77)	(245)	168
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/26	(10,600)	(113)	(360)	247
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	0.83	1.00	12/20/24	(500)	1	(8)	9
CDX.NA.HY.33.V13 (Q)	CIT	0.25	5.00	12/20/24	(13,559)	1,084	2,258	(1,174)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,500)	(337)	(328)	(9)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(103)	60	(163)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(99)	(41)	(58)
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(1,851)	(1,365)	(486)
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(35)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,969)	(133)	48	(181)
Presidencia de la Republica de Colombia (Q)	BCL	2.17	1.00	12/20/26	(1,000)	(38)	(46)	8
Presidencia de la Republica de Colombia (Q)	CIT	2.35	1.00	06/20/27	(200)	(10)	(7)	(3)
Presidencia de la Republica de Colombia (Q)	GSC	2.61	1.00	12/20/27	(100)	(7)	(9)	2
Presidencia de la Republica de Colombia (Q)	GSC	2.36	1.00	06/20/27	(300)	(15)	(11)	(4)
Presidencia de la Republica de Colombia (Q)	JPM	2.36	1.00	06/20/27	(300)	(16)	(12)	(4)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.34	1.00	06/20/24	(3,300)	28	(56)	84
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.17	1.00	06/20/23	(1,700)	4	(13)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.23	1.00	12/20/23	(1,700)	10	(26)	36
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.43	1.00	12/20/24	(1,500)	15	(12)	27
South Africa, Parliament of (Q)	DUB	2.17	1.00	12/20/26	(1,200)	(47)	(53)	6
South Africa, Parliament of (Q)	GSC	0.97	1.00	06/20/24	(600)	1	(25)	26
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	(3)	(14)	11
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	(35)	(78)	43
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.11	1.00	12/20/24	(500)	(25)	(61)	36
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.11	1.00	12/20/24	(1,810)	(90)	(224)	134
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	4.11	1.00	12/20/24	(100)	(5)	(10)	5
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	4.11	1.00	12/20/24	(200)	(10)	(23)	13
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	4.11	1.00	12/20/24	(1,300)	(64)	(146)	82
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	3.47	1.00	06/20/24	(200)	(6)	(19)	13
					(205,173)	(1,938)	(863)	(1,075)

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (MT)	SOFR +3.00% (S)	GSC	06/20/23	692	—	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	766,579	—	766,579
Non-U.S. Government Agency Asset-Backed Securities	—	452,360	—	452,360
Corporate Bonds And Notes	—	221,323	—	221,323
Senior Floating Rate Instruments	—	48,670	10,763	59,433
Common Stocks	1,255	403	8,401	10,059
Rights	—	—	1,649	1,649
Warrants	—	—	2	2
Other Equity Interests	—	—	—	—
Short Term Investments	11,090	219,708	—	230,798
	12,345	1,709,043	20,815	1,742,203
Liabilities - Securities
Government And Agency Obligations	—	(1,011)	—	(1,011)
Senior Floating Rate Instruments[1]	—	(70)	—	(70)
	—	(1,081)	—	(1,081)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,956	—	—	1,956
Centrally Cleared Interest Rate Swap Agreements	—	80,487	—	80,487
Centrally Cleared Credit Default Swap Agreements	—	2,908	—	2,908
Open Forward Foreign Currency Contracts	—	3,358	—	3,358
OTC Credit Default Swap Agreements	—	1,007	—	1,007
OTC Total Return Swap Agreements	—	19	—	19
	1,956	87,779	—	89,735
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4,502)	—	—	(4,502)
Centrally Cleared Interest Rate Swap Agreements	—	(69,171)	—	(69,171)
Centrally Cleared Credit Default Swap Agreements	—	(776)	—	(776)
Exchange Traded Written Options	(901)	—	—	(901)
OTC Written Options	—	(2,229)	—	(2,229)
Open Forward Foreign Currency Contracts	—	(4,794)	—	(4,794)
OTC Credit Default Swap Agreements	—	(2,082)	—	(2,082)
	(5,403)	(79,052)	—	(84,455)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 70.9%
Financials 30.9%
AerCap Ireland Capital Designated Activity Company
5.51%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,857
4.45%, 04/03/26	600	575
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,131
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	587
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,879
6.70%, 02/14/33	400	354
Antares Holdings LP
3.95%, 07/15/26 (b)	300	259
3.75%, 07/15/27 (b)	1,250	1,035
Arch Capital Group Ltd.
3.64%, 06/30/50	615	458
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,015
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	390
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,193
Aviation Capital Group LLC
3.88%, 05/01/23 (b)	700	699
4.38%, 01/30/24 (b)	200	196
5.50%, 12/15/24 (b)	600	593
3.50%, 11/01/27 (b)	1,532	1,371
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	392
4.25%, 04/15/26 (b)	700	658
2.53%, 11/18/27 (b)	2,826	2,386
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	680
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (c)	4,000	3,619
Banco Santander, S.A.
3.49%, 05/28/30 (c)	4,600	4,034
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,433
5.13%, (100, 06/20/24) (d)	1,600	1,540
2.46%, 10/22/25	2,100	2,000
3.82%, 01/20/28	5,000	4,776
2.55%, 02/04/28	1,300	1,183
3.42%, 12/20/28	631	587
4.27%, 07/23/29	900	865
3.97%, 02/07/30	7,000	6,555
1.90%, 07/23/31	400	319
2.69%, 04/22/32	2,900	2,422
2.97%, 02/04/33	1,000	843
4.57%, 04/27/33	1,900	1,807
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (d) (e)	700	694
Barclays PLC
6.25%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (c)	2,477	2,475
2.85%, 05/07/26 (c)	1,400	1,309
5.75%, 08/09/33 (c)	200	195
BGC Partners, Inc.
4.38%, 12/15/25	700	666
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	731
Blackstone Inc.
2.50%, 01/10/30 (b)	5,700	4,758
5.00%, 06/15/44 (b)	300	266
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	2,169
BNP Paribas
7.00%, (100, 08/16/28) (b) (d)	200	181
2.82%, 11/19/25 (b) (c)	5,500	5,239
4.40%, 08/14/28 (b)	900	857
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	338	310
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,860
4.35%, 04/15/30	600	559
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	2,924
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,277
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	458
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	3,100	2,614
4.15%, (100, 11/15/26) (d)	4,400	3,598
4.70%, (100, 01/30/25) (d)	1,600	1,404
5.00%, (100, 09/12/24) (d)	2,600	2,426
7.38%, (100, 05/15/28) (d)	1,900	1,869
Citizens Bank, National Association
3.75%, 02/18/26	600	549
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	5,200	3,979
CNA Financial Corporation
2.05%, 08/15/30	300	244
CoBank, ACB
4.25%, (100, 01/01/27) (b) (d)	2,200	1,823
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	943
Corebridge Financial, Inc.
3.85%, 04/05/29 (b)	3,000	2,736
Credit Agricole SA
3.75%, 04/24/23 (b) (c)	250	250
Credit Suisse Group AG
6.50%, 08/08/23 (b) (c)	200	191
6.50%, 08/08/23 (e)	300	286
2.59%, 09/11/25 (b) (c)	1,700	1,577
3.87%, 01/12/29 (b) (c)	700	626
6.54%, 08/12/33 (b) (c)	4,250	4,367
Credit Suisse Group Funding (Guernsey) Limited
3.75%, 03/26/25 (c)	800	738
4.55%, 04/17/26 (c)	700	646
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	951
Deutsche Bank Aktiengesellschaft
2.22%, 09/18/24 (c)	900	876
2.13%, 11/24/26	3,400	2,954
3.55%, 09/18/31 (c)	5,600	4,564
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	1,944
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,468
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	1,602
Export-Import Bank of India
3.25%, 01/15/30 (b)	600	532
FactSet Research Systems Inc.
2.90%, 03/01/27	900	837
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	578
4.63%, 04/29/30	1,900	1,796
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	247
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,556
Freedom Mortgage Corporation
6.63%, 01/15/27 (b)	1,200	922
GE Capital Funding LLC
4.55%, 05/15/32 (f)	537	527
Global Atlantic Financial Company
3.13%, 06/15/31 (b) (f)	1,700	1,339
Global Payments Inc.
2.90%, 05/15/30	500	424
5.40%, 08/15/32	500	490
4.15%, 08/15/49 (f)	500	375
5.95%, 08/15/52	600	573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Globe Life Inc.
2.15%, 08/15/30	2,100	1,712
High Street Funding Trust I
4.11%, 02/15/28 (b)	100	95
HSBC Holdings PLC
6.50%, (100, 03/23/28) (c) (d)	1,500	1,309
2.63%, 11/07/25 (c)	1,200	1,137
3.90%, 05/25/26 (c)	600	568
4.29%, 09/12/26 (c)	900	862
6.53%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (c)	500	497
4.04%, 03/13/28 (c)	200	188
4.58%, 06/19/29 (c)	1,100	1,043
2.85%, 06/04/31 (c)	2,500	2,099
2.36%, 08/18/31 (c)	2,600	2,083
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	1,634
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d)	4,700	4,180
4.60%, (100, 02/01/25) (d)	2,900	2,709
5.00%, (100, 08/01/24) (d)	700	670
5.15%, (100, 05/01/23) (d)	800	789
6.10%, (100, 10/01/24) (d)	900	866
2.30%, 10/15/25	200	191
3.78%, 02/01/28	7,000	6,697
2.74%, 10/15/30	2,900	2,531
1.95%, 02/04/32	1,800	1,448
Lazard Group LLC
4.50%, 09/19/28	1,200	1,155
4.38%, 03/11/29	278	265
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	5,041
Lloyds Banking Group PLC
4.05%, 08/16/23 (c)	1,600	1,582
4.45%, 05/08/25 (c)	800	781
2.44%, 02/05/26 (c)	600	564
Mitsubishi UFJ Financial Group Inc
5.68%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	300
1.41%, 07/17/25	9,800	8,989
Mizuho Financial Group, Inc.
2.87%, 09/13/30	4,400	3,793
1.98%, 09/08/31	1,900	1,505
Moody's Corporation
2.00%, 08/19/31	700	572
3.25%, 05/20/50	1,000	727
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	689
5.12%, 02/01/29	4,700	4,729
1.79%, 02/13/32	1,500	1,178
2.24%, 07/21/32	1,600	1,289
Muthoot Finance Limited
4.40%, 09/02/23 (b)	2,300	2,275
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,390
Nationwide Building Society
10.25%, GBP (d)	219	324
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	378
NatWest Group PLC
4.60%, (100, 06/28/31) (c) (d) (f)	1,300	897
4.52%, 06/25/24 (c)	1,100	1,095
6.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (c)	1,801	1,797
4.27%, 03/22/25 (c)	1,400	1,375
5.08%, 01/27/30 (c)	200	195
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	511
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,192
5.84%, 01/18/28	2,000	2,020
2.17%, 07/14/28	1,900	1,589
3.10%, 01/16/30	1,800	1,522
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (e)	96	10
1.50%, 10/01/53, DKK (e)	16,021	1,786
Ohio National Financial Services, Inc.
6.80%, 01/24/30 (b) (g) (h)	3,100	2,943
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	285
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,508
Principal Financial Group, Inc.
3.70%, 05/15/29 (f)	100	95
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	959
3.40%, 01/15/30 (b)	700	619
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	580
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	724
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (g)	135	136
9.25%, 07/06/24 (b) (g)	56	57
9.75%, 01/06/27 (b) (g)	110	114
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	1,992
4.40%, 07/13/27	100	94
Santander UK Group Holdings PLC
1.53%, 08/21/26 (c)	2,100	1,875
SB Capital S.A.
0.00%, 05/23/23 - 10/29/49 (e) (i) (j) (k)	5,700	—
Societe Generale
1.49%, 12/14/26 (b)	900	787
6.69%, 01/10/34 (b) (c)	1,200	1,226
Standard Chartered PLC
3.79%, 05/21/25 (b)	1,000	978
2.82%, 01/30/26 (b)	1,600	1,509
6.30%, 01/09/29 (b)	500	510
State Street Corporation
5.63%, (100, 12/15/23) (d) (f)	400	374
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (d) (e) (g)	630	657
Stifel Financial Corp.
4.00%, 05/15/30	900	788
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100	1,008
5.52%, 01/13/28	3,600	3,654
2.13%, 07/08/30	2,700	2,204
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (b)	1,700	1,543
SVB Financial Group
0.00%, (100, 11/15/26) (d) (i) (j)	2,600	168
Synchrony Financial
3.95%, 12/01/27	2,900	2,480
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	2,300	1,811
5.00%, (100, 12/01/27) (d)	900	705
5.38%, (100, 06/01/25) (d)	1,500	1,421
The Goldman Sachs Group, Inc.
6.55%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a)	4,100	4,144
3.69%, 06/05/28	400	380
4.22%, 05/01/29	2,400	2,292
2.38%, 07/21/32	2,300	1,871
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (f)	500	401
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,500	1,176
6.20%, (100, 09/15/27) (d)	1,000	924
6.25%, (100, 03/15/30) (d)	800	741
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,000	877
UBS Group AG
4.38%, (100, 02/10/31) (b) (d)	2,600	1,807
2.10%, 02/11/32 (b)	1,600	1,242
5.96%, 01/12/34 (b) (c)	1,900	1,947

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
UniCredit S.p.A.
7.83%, 12/04/23 (b)	1,200	1,211
7.30%, 04/02/34 (b) (c)	1,300	1,202
Wells Fargo & Company
2.16%, 02/11/26	2,075	1,955
3.58%, 05/22/28	4,800	4,534
2.39%, 06/02/28	7,200	6,474
Willis North America Inc.
2.95%, 09/15/29	5,500	4,847
		295,692
Utilities 7.1%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	600	431
Ameren Illinois Company
3.25%, 03/15/50	300	224
American Electric Power Company, Inc.
5.63%, 03/01/33	2,600	2,695
Appalachian Power Company
3.30%, 06/01/27	600	568
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,355
3.50%, 12/01/49	400	290
2.65%, 09/15/50	700	437
Black Hills Corporation
2.50%, 06/15/30	1,400	1,170
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,122
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,618
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,095
Constellation Energy Generation, LLC
5.80%, 03/01/33	1,400	1,446
DTE Electric Company
2.25%, 03/01/30	1,400	1,214
DTE Energy Company
2.95%, 03/01/30	500	439
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	2,143
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,086
Edison International
8.13%, 06/15/53	700	708
Enel Finance America, LLC
7.10%, 10/14/27 (b)	400	428
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	1,054
Entergy Corporation
2.80%, 06/15/30	2,600	2,252
Entergy Texas, Inc.
1.75%, 03/15/31	700	567
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	847
Exelon Corporation
5.15%, 03/15/28	800	815
Georgia Power Company
3.70%, 01/30/50	400	310
3.25%, 03/15/51	2,300	1,644
ITC Holdings Corp.
2.95%, 05/14/30 (b)	2,500	2,202
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,254
Mississippi Power Company
3.95%, 03/30/28	2,600	2,503
Monongahela Power Company
5.40%, 12/15/43 (b)	106	107
National Fuel Gas Company
2.95%, 03/01/31 (h)	300	241
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	505
NiSource Inc.
2.95%, 09/01/29	700	622
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	413
Pacific Gas & Electric Company
3.25%, 06/15/23 - 06/01/31	2,200	1,985
3.15%, 01/01/26	1,200	1,120
3.30%, 03/15/27 - 08/01/40	5,300	4,376
3.75%, 07/01/28	250	230
4.65%, 08/01/28	200	188
2.50%, 02/01/31	1,800	1,457
4.60%, 06/15/43	600	469
4.30%, 03/15/45	200	150
4.25%, 03/15/46	1,200	888
4.95%, 07/01/50	500	412
5.25%, 03/01/52	2,300	1,954
PECO Energy Company
3.00%, 09/15/49	800	572
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	102
Puget Energy, Inc.
4.10%, 06/15/30	900	833
San Diego Gas & Electric Company
1.70%, 10/01/30	1,000	817
4.10%, 06/15/49	200	170
Sempra Energy
3.40%, 02/01/28	800	751
4.13%, 04/01/52	400	320
Southern California Edison Company
5.14%, (SOFR + 0.64%), 04/03/23 (a)	2,900	2,900
5.30%, 03/01/28	4,200	4,309
6.05%, 03/15/39	400	426
3.60%, 02/01/45	400	300
4.00%, 04/01/47	1,100	903
Southern California Gas Company
2.55%, 02/01/30	1,600	1,397
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,187
6.00%, 04/15/28	700	718
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,701
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	491
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	642
The Southern Company
2.95%, 07/01/23	200	199
4.25%, 07/01/36	400	365
		68,137
Real Estate 5.4%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	485
2.75%, 12/15/29	2,600	2,237
3.00%, 05/18/51	1,100	699
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,092
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,126
American Tower Corporation
3.00%, 06/15/23	600	597
2.95%, 01/15/25 - 01/15/51	2,400	2,086
4.00%, 06/01/25	1,000	976
2.75%, 01/15/27	1,900	1,751
3.13%, 01/15/27	400	373
1.88%, 10/15/30	1,600	1,277
5.65%, 03/15/33	1,200	1,234
3.70%, 10/15/49	2,100	1,540
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	652
Corporate Office Properties Trust
2.25%, 03/15/26	400	357
Crown Castle Inc.
3.80%, 02/15/28	900	854
4.30%, 02/15/29	1,800	1,736
4.00%, 11/15/49	1,501	1,166
4.15%, 07/01/50	1,100	882
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	875

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.75%, 12/15/26	200	176
Equinix, Inc.
2.15%, 07/15/30	1,700	1,387
ERP Operating Limited Partnership
2.50%, 02/15/30	200	172
GLP Financing, LLC
3.35%, 09/01/24	400	381
5.25%, 06/01/25	400	392
5.75%, 06/01/28	300	295
5.30%, 01/15/29	700	667
4.00%, 01/15/31	2,400	2,093
Goodman HK Finance
4.38%, 06/19/24 (e)	300	295
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	302
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	195
4.00%, 06/15/25	300	288
4.50%, 02/01/26	100	97
3.50%, 09/15/30 (h)	3,400	2,882
Kaisa Group Holdings Ltd.
0.00%, 07/23/23 - 04/09/49 (e) (i) (j)	6,500	798
0.00%, 06/30/49 (e) (i) (j)	800	98
KWG Group Holdings Limited
5.88%, 11/10/24 (e)	200	56
Life Storage LP
2.20%, 10/15/30	1,000	822
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	50
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	865
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	164
3.25%, 04/15/33	2,100	1,535
Physicians Realty L.P.
4.30%, 03/15/27	995	960
3.95%, 01/15/28	200	188
ProLogis, L.P.
2.25%, 04/15/30	800	684
Realty Income Corporation
3.95%, 08/15/27	400	386
Spirit Realty, L.P.
4.45%, 09/15/26	200	192
4.00%, 07/15/29	500	452
3.20%, 02/15/31	600	499
Store Capital Corporation
2.75%, 11/18/30	600	448
Sunac China Holdings Limited
0.00%, 07/09/23 - 08/03/24 (e) (i) (j)	1,800	427
UDR, Inc.
3.00%, 08/15/31	200	171
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	854
VICI Properties Inc.
5.75%, 02/01/27 (b)	400	393
3.88%, 02/15/29 (b) (f)	2,500	2,225
W.P. Carey Inc.
4.00%, 02/01/25	600	586
Weyerhaeuser Company
4.00%, 11/15/29	3,800	3,586
4.00%, 04/15/30 (f)	2,300	2,148
7.38%, 03/15/32	452	519
Yango Justice International Limited
0.00%, 04/15/23 - 04/15/24 (e) (i) (j)	600	15
		51,738
Consumer Discretionary 5.0%
Alibaba Group Holding Limited
2.13%, 02/09/31	975	807
Amazon.com, Inc.
5.20%, 12/03/25	100	102
Aptiv PLC
4.35%, 03/15/29	800	772
Azul Investments LLP
5.88%, 10/26/24 (b)	100	80
Daimler Trucks Finance North America LLC
5.39%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,633
Discovery Communications, LLC
3.45%, 03/15/25 (f)	100	96
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,624
2.95%, 03/15/31 (h)	445	371
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	350
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	2,450	2,437
6.00%, 04/23/30 (g) (h)	500	508
Hyundai Capital America
2.00%, 06/15/28 (b)	1,600	1,354
Las Vegas Sands Corp.
3.20%, 08/08/24	4,125	3,989
2.90%, 06/25/25	200	190
3.50%, 08/18/26	800	746
Marriott International, Inc.
4.90%, 04/15/29	1,300	1,288
4.63%, 06/15/30 (h)	200	194
McDonald's Corporation
3.63%, 09/01/49	400	320
MCE Finance Limited
5.75%, 07/21/28 (b)	3,200	2,731
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	2,200	1,903
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,086
4.35%, 09/17/27 (b)	2,100	1,979
NVR, Inc.
3.00%, 05/15/30	4,400	3,866
Sands China Ltd.
4.30%, 01/08/26 (g) (h)	800	753
2.80%, 03/08/27 (g) (h)	700	602
5.90%, 08/08/28 (g) (h)	900	855
3.35%, 03/08/29 (g) (h)	1,000	833
3.75%, 08/08/31 (g) (h)	1,000	807
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,181
4.50%, 09/15/42	300	231
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	1,050
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	923
5.00%, 01/15/29 (b)	1,900	1,453
Travel + Leisure Co.
4.63%, 03/01/30 (b)	1,000	861
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (b)	2,650	2,365
5.05%, 03/15/42 (b)	1,700	1,421
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	387
5.50%, 10/01/27 (b) (f)	700	612
5.50%, 10/01/27 (e)	600	523
5.63%, 08/26/28 (b) (f)	2,000	1,708
		47,991
Energy 4.8%
Aker BP ASA
3.75%, 01/15/30 (b)	200	181
4.00%, 01/15/31 (b)	3,500	3,165
BP Capital Markets America Inc.
4.81%, 02/13/33	700	711
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,203
3.70%, 11/15/29	800	737
Continental Resources, Inc.
5.75%, 01/15/31 (b)	1,800	1,727
Ecopetrol S.A.
8.88%, 01/13/33	700	709
Enable Midstream Partners, LP
4.40%, 03/15/27	800	778
4.95%, 05/15/28	500	494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Enbridge Inc.
5.70%, 03/08/33	1,700	1,768
Energy Transfer LP
4.20%, 04/15/27	1,200	1,150
5.50%, 06/01/27	2,472	2,503
4.90%, 03/15/35	554	518
7.50%, 07/01/38	200	225
6.05%, 06/01/41	1,300	1,314
6.50%, 02/01/42	100	104
Enterprise Products Operating LLC
7.86%, (3 Month USD LIBOR + 2.99%), 08/16/77 (a)	250	236
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	850
Gaz Finance PLC
0.00%, 01/27/29 (b) (e) (i) (j)	1,800	1,132
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (b)	600	616
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (b)	700	688
4.63%, 04/01/29 (b)	500	467
MPLX LP
5.20%, 12/01/47	1,638	1,458
4.90%, 04/15/58	300	250
Ocyan S/A
0.00%, (100, 05/16/23) (b) (d) (l)	89	—
Odebrecht Offshore Drilling Finance Ltd.
7.35%, 12/01/26 (b) (m)	155	76
7.72%, 12/01/26 (e) (m)	179	37
ONEOK Partners, L.P.
4.90%, 03/15/25	500	497
6.85%, 10/15/37	200	212
6.20%, 09/15/43	500	493
ONEOK, Inc.
4.35%, 03/15/29	2,500	2,365
6.35%, 01/15/31	1,100	1,149
Petroleos Mexicanos
10.00%, 02/07/33 (b)	1,300	1,242
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	204	207
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,216
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	169
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,170
6.13%, 03/15/33	2,700	2,794
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,409
The Williams Companies, Inc.
5.40%, 03/02/26	2,300	2,338
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	400	361
6.25%, 01/15/30 (b)	600	605
4.13%, 08/15/31 (b)	300	263
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	584
4.50%, 03/04/29 (b)	2,000	1,928
		46,099
Industrials 4.3%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	783
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	1,866
Allegion Public Limited Company
3.50%, 10/01/29	500	453
BAE Systems PLC
3.40%, 04/15/30 (b)	300	275
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,270
Boise Cascade Company
4.88%, 07/01/30 (b)	300	264
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	921
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,667
GATX Corporation
3.50%, 03/15/28	500	462
General Electric Company
8.20%, (3 Month USD LIBOR + 3.33%), (100, 06/15/23) (a) (d)	1,149	1,148
Kansas City Southern
3.00%, 05/15/23	200	200
3.13%, 06/01/26	500	477
3.50%, 05/01/50	1,200	905
Northrop Grumman Corporation
4.70%, 03/15/33	500	505
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	932
Quanta Services, Inc.
2.90%, 10/01/30 (f)	900	775
3.05%, 10/01/41	1,500	1,046
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (h)	1,100	1,108
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	800	780
Textron Inc.
3.38%, 03/01/28	3,000	2,803
The Boeing Company
3.25%, 02/01/28	2,100	1,958
3.60%, 05/01/34	1,800	1,544
5.93%, 05/01/60 (h)	5,700	5,682
Union Pacific Corporation
3.95%, 08/15/59	300	247
3.75%, 02/05/70	300	230
Verisk Analytics, Inc.
4.13%, 03/15/29	400	384
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,161
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (h)	8,000	7,610
		41,456
Information Technology 4.3%
Apple Inc.
2.80%, 02/08/61	2,200	1,495
Broadcom Inc.
2.45%, 02/15/31 (b)	1,900	1,555
4.30%, 11/15/32	2,900	2,666
3.47%, 04/15/34 (b)	1,996	1,638
3.14%, 11/15/35 (b)	1,622	1,253
3.19%, 11/15/36 (b)	1,109	840
4.93%, 05/15/37 (b)	3,358	3,047
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,206
Dell International L.L.C.
5.45%, 06/15/23 (h)	2,087	2,087
Flex Ltd.
4.88%, 05/12/30	400	389
Infor, Inc.
1.75%, 07/15/25 (b)	800	729
Intel Corporation
5.13%, 02/10/30	2,700	2,749
Lenovo Group Limited
3.42%, 11/02/30 (b)	2,000	1,688
Marvell Technology, Inc.
4.20%, 06/22/23	500	498
Micron Technology, Inc.
4.19%, 02/15/27	300	290
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,267
NXP B.V.
2.70%, 05/01/25	1,300	1,233
3.40%, 05/01/30	2,400	2,158
Oracle Corporation
2.30%, 03/25/28	6,000	5,357
4.00%, 07/15/46	900	689
ServiceNow, Inc.
1.40%, 09/01/30	1,200	964

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	2,300	2,003
Trimble Inc.
6.10%, 03/15/33	200	202
VeriSign, Inc.
2.70%, 06/15/31	600	502
VMware, Inc.
3.90%, 08/21/27	1,800	1,722
4.70%, 05/15/30 (h)	3,100	3,010
		41,237
Communication Services 3.8%
Baidu, Inc.
4.88%, 11/14/28	1,100	1,098
Charter Communications Operating, LLC
3.75%, 02/15/28	300	278
2.80%, 04/01/31	200	161
3.50%, 03/01/42	3,600	2,431
5.38%, 05/01/47	400	329
5.75%, 04/01/48	300	257
4.80%, 03/01/50	2,000	1,528
5.25%, 04/01/53	500	405
3.85%, 04/01/61	200	125
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	269
Diamond Sports Group, LLC
0.00%, 08/15/26 (b) (i) (j)	600	32
NBN Co Limited
2.63%, 05/05/31 (b)	800	676
Netflix, Inc.
3.88%, 11/15/29, EUR (e)	1,400	1,490
Oi S.A. - In Judicial Reorganization
0.00%, 07/27/25 (i) (j) (m)	400	32
SES
3.60%, 04/04/23 (b)	2,007	2,007
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	643
Tencent Holdings Limited
3.98%, 04/11/29 (b)	3,400	3,227
3.98%, 04/11/29 (e)	900	855
2.39%, 06/03/30 (e) (f)	900	764
3.24%, 06/03/50 (b)	1,100	731
Tencent Music Entertainment Group
2.00%, 09/03/30	500	397
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	114
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,644
1.50%, 02/15/26	2,800	2,559
2.88%, 02/15/31	650	561
3.30%, 02/15/51	3,500	2,490
Verizon Communications Inc.
5.49%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,508
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	457
		36,068
Health Care 2.9%
AbbVie Inc.
4.40%, 11/06/42	2,581	2,361
Adventist Health System/West
2.95%, 03/01/29	1,000	881
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	604
Amgen Inc.
5.65%, 03/02/53	6,600	6,869
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	303
Bausch Health Companies Inc.
11.00%, 09/30/28 (b)	270	199
14.00%, 10/15/30 (b)	53	30
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,388
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,405
Bristol-Myers Squibb Company
4.55%, 02/20/48	78	74
Centene Corporation
2.45%, 07/15/28	1,100	957
CVS Health Corporation
7.51%, 01/10/32 (b)	41	43
4.70%, 01/10/36 (b)	703	661
2.70%, 08/21/40	300	215
Elevance Health, Inc.
4.10%, 03/01/28	600	588
4.75%, 02/15/33	3,700	3,716
HCA Inc.
5.25%, 06/15/26	300	300
3.63%, 03/15/32 (b)	1,300	1,143
5.50%, 06/15/47	900	844
Humana Inc.
3.95%, 08/15/49	400	328
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	542
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (b)	700	692
Stryker Corporation
2.90%, 06/15/50	300	214
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	682
5.20%, 04/15/63	900	912
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	476
Zoetis Inc.
3.00%, 09/12/27 (f)	300	284
		27,711
Consumer Staples 2.2%
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	371
B. A. T. Capital Corporation
3.56%, 08/15/27	400	371
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,280
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,065
2.75%, 07/15/26 (b)	300	278
Barry Callebaut Services
5.50%, 06/15/23 (b) (h)	900	899
Constellation Brands, Inc.
3.70%, 12/06/26	100	97
CSL Finance PLC
4.05%, 04/27/29 (b)	500	482
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,534
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (g)	337	389
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/32	1,500	1,363
Imperial Brands Finance PLC
3.13%, 07/26/24 (b) (h)	500	484
3.50%, 07/26/26 (b) (h)	800	751
6.13%, 07/27/27 (b)	1,300	1,332
Kenvue Inc.
4.90%, 03/22/33 (b)	700	723
Kraft Heinz Foods Company
6.88%, 01/26/39	3,800	4,320
Massachusetts Institute of Technology
4.68%, 07/01/14	200	189
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b) (f)	950	772
		20,700
Materials 0.2%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/24 (b) (e) (i) (j) (k)	900	—
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	99

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (b) (e) (i)	600	446
Syngenta Finance N.V.
4.44%, 04/24/23 (b) (h)	200	200
4.89%, 04/24/25 (b) (h)	200	195
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	555
Yara International ASA
3.80%, 06/06/26 (b)	300	283
		1,778
Total Corporate Bonds And Notes (cost $778,350)		678,607
GOVERNMENT AND AGENCY OBLIGATIONS 24.3%
U.S. Treasury Bond 14.4%
Treasury, United States Department of
1.88%, 02/15/41 (n)	32,900	24,577
2.25%, 05/15/41	42,212	33,499
2.00%, 11/15/41 (n)	6,900	5,200
3.25%, 05/15/42	9,870	9,100
3.38%, 08/15/42	34,700	32,558
1.38%, 08/15/50	8,445	5,071
2.38%, 05/15/51 (n)	15,023	11,532
2.25%, 02/15/52 (n)	17,907	13,352
2.88%, 05/15/52	3,000	2,566
		137,455
U.S. Treasury Note 3.6%
Treasury, United States Department of
3.88%, 12/31/29 (n)	9,900	10,079
1.88%, 02/15/32	1,265	1,110
2.88%, 05/15/32	5,500	5,234
2.75%, 08/15/32 (o)	16,000	15,055
4.13%, 11/15/32 (o)	2,600	2,732
		34,210
Mortgage-Backed Securities 3.0%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	487	462
4.50%, 09/01/48 - 04/01/49	349	346
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	197	182
4.50%, 08/01/48 - 01/01/49	220	218
4.00%, 03/01/49 - 05/01/50	1,838	1,777
TBA, 2.00%, 05/15/53 (o)	7,400	6,121
TBA, 2.50%, 05/15/53 (o)	500	431
TBA, 3.00%, 05/15/53 (o)	500	449
TBA, 3.50%, 05/15/53 (o)	15,340	14,256
Government National Mortgage Association
TBA, 2.00%, 04/15/53 (o)	1,500	1,274
TBA, 2.50%, 05/15/53 (o)	3,600	3,171
		28,687
Sovereign 2.9%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (e) (i) (j)	300	70
Canada Housing Trust No. 1
1.95%, 12/15/25, CAD	8,000	5,665
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	3,840
Commonwealth of Australia
1.00%, 11/21/31, AUD (e)	3,950	2,199
Government of Saudi Arabia
2.25%, 02/02/33 (b)	5,100	4,195
Ministry of Diwan Amiri Affairs
3.75%, 04/16/30 (b)	2,900	2,839
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 - 04/04/42 (e) (i) (j)	1,400	936
0.00%, 04/04/42 (b) (e) (i) (j)	200	127
Presidencia De La Nacion
1.00%, 07/09/29	30	8
0.50%, 07/09/30 (g)	103	31
1.50%, 07/09/35 (g)	188	49
3.50%, 07/09/41 (g)	1,100	308
Romania, Government of
2.13%, 03/07/28, EUR (b)	200	185
3.75%, 02/07/34, EUR (b)	800	676
South Africa, Parliament of
10.50%, 12/21/27, ZAR	112,000	6,699
		27,827
Municipal 0.4%
Florida Department of Management Services
1.71%, 07/01/27	3,300	2,942
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,200	1,233
		4,175
Total Government And Agency Obligations (cost $240,559)		232,354
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.1%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	57	54
Series 2015-A-1, 3.60%, 03/15/27	129	120
Series 2017-A-1, 3.55%, 01/15/30	1,308	1,113
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	884	847
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,799	1,120
Series 2005-2A1-27, REMIC, 4.49%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	61	49
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,496	1,116
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	938	871
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	518	300
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,291	2,051
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	576	510
Series 2015-AA-2, 3.60%, 09/22/27	668	611
Series 2016-AA-1, 3.58%, 01/15/28	207	189
Series 2016-AA-2, 3.20%, 06/15/28	1,367	1,219
Series 2017-AA-2, 3.35%, 10/15/29	2,042	1,820
Series 2017-A-2, 3.60%, 10/15/29	454	384
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	167	145
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.73%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (g)	334	252
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 5.96%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	982
Apidos CLO XXVI
Series 2017-A1AR-26A, 5.69%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	1,000	990
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 5.79%, (1 Month USD LIBOR + 1.08%), 11/17/38 (a) (g)	1,127	1,085
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.61%, 11/20/36 (a)	1,760	1,447
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 5.74%, (3 Month USD LIBOR + 0.95%), 04/15/31 (a)	1,100	1,083
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 3.93%, 04/25/35 (a)	385	344
Bear Stearns Arm Trust 2005-6
Series 2005-2A2-3, REMIC, 3.97%, 06/25/35 (a)	378	341
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.36%, 07/25/36 (a)	612	521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.31%, (1 Month USD LIBOR + 0.23%), 11/25/36 (a) (g)	1,000	917
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 5.87%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	783
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	317	293
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	270	266
Series 2021-A-1, 2.90%, 03/15/35	1,454	1,086
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.91%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (g)	700	677
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 5.82%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,152	1,139
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 5.81%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,279
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.07%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,088	2,057
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (a) (g)	586	190
Centex LLC
Series 2004-MV1-D, REMIC, 5.78%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (g)	21	20
CHL Mortgage Pass-Through Trust 2007-13
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	560	298
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.27%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	489	430
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.84%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,201	1,189
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	93
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 5.65%, (1 Month USD LIBOR + 0.97%), 06/15/23 (a)	674	651
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (g)	57	47
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.59%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (g)	575	556
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.57%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (g)	16	16
Series 2004-M1-5, REMIC, 5.70%, (1 Month USD LIBOR + 0.85%), 08/25/34 (a) (g)	4	4
Series 2005-1A-AB4, REMIC, 5.33%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (g)	20	19
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 5.79%, (1 Month USD LIBOR + 1.03%), 12/19/25 (a)	1,900	1,860
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,826
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	851	742
DNA Alpha Limited
Series 2013-A-1, 5.25%, 05/30/23	32	31
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,295	4,164
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.27%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (g)	585	562
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.36%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (g)	364	283
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 4.99%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (g)	2,712	1,016
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	287
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 4.97%, (1 Month USD LIBOR + 0.20%), 12/19/36 (a) (g)	400	340
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.39%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (g)	19	19
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.33%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (g)	273	246
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (g)	1,047	727
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 4.89%, (1 Month USD LIBOR + 0.27%), 07/25/36 (a) (g)	235	224
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	260	218
Series 2020-1A-1, 4.00%, 11/15/32	2,520	2,313
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 5.88%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (g)	1,000	968
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (g)	942	254
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 5.57%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (g)	721	646
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 5.60%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (g)	605	574
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.91%, (SOFR 30-Day Average + 1.35%), 02/20/37 (a)	1,000	973
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 4.95%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (g)	9	5
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.25%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (g)	333	250
New Century Home Equity Loan T
Series 2005-M2-D, REMIC, 5.55%, (1 Month USD LIBOR + 0.70%), 02/25/36 (a) (g)	300	243
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.01%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (g)	247	240
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	451	431
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	36	28
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (a) (g)	143	60
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	31	27
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.31%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (g)	146	121
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	612	553
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	2	2
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (e)	572	688
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	58	54
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	368	310

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,069	3,419
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	896	877
Series 2014-A-1, 4.00%, 04/11/26	530	496
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	399	375
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,868)		58,033
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Financials 0.5%
Avolon TLB Borrower 1 (US) LLC
Term Loan, 7.01%, (3 Month USD LIBOR + 2.25%), 12/01/27 (a)	976	976
Delos Finance Sarl
2018 Term Loan B, 6.48%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	210
Qatar National Bank (Q.P.S.C.)
Term Loan, 5.43%, (3 Month USD LIBOR + 0.80%), 10/09/23 (a)	1,300	1,297
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 6.73%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,998
		4,481
Communication Services 0.1%
Charter Communications Operating, LLC
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	1,040	1,029
Diamond Sports Group, LLC
2022 First Priority Term Loan, 12.78%, (SOFR + 8.15%), 05/19/26 (a)	124	116
		1,145
Industrials 0.1%
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.56%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	570	590
Total Senior Floating Rate Instruments (cost $6,224)		6,216
PREFERRED STOCKS 0.2%
Financials 0.2%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	288
Morgan Stanley, 6.50%, (25,10/15/27) (d) (f)	35	878
Wells Fargo & Company, 4.25%, (25, 09/15/26) (d) (f)	65	1,120
Total Preferred Stocks (cost $2,793)		2,286
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (k)	35	—
Total Common Stocks (cost $166)		—
SHORT TERM INVESTMENTS 1.5%
Commercial Paper 0.7%
Lowes Cos Inc
5.83%, 04/10/23	5,700	5,692
Republic Services, Inc.
5.83%, 04/17/23	900	898
		6,590
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (p) (q)	4,964	4,964
Investment Companies 0.3%
J.P. Morgan U.S. Government Money Market Fund, 4.63% (q)	2,798	2,798
Total Short Term Investments (cost $14,352)		14,352
Total Investments 103.7% (cost $1,105,312)		991,848
Other Derivative Instruments 0.1%		774
Other Assets and Liabilities, Net (3.8)%		(36,162)
Total Net Assets 100.0%		956,460

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $186,610 and 19.5% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2023.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(i) Non-income producing security.

(j) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $42,736.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	887	694	0.1
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	70	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,864	2,199	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	302	286	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,488	1,602	0.2
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,132	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	306	295	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	492	389	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/24	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	247	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	318	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	98	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	98	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	37	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	98	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	201	56	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	174	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/23/22	393	762	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	58	127	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,870	1,490	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	420	296	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,028	1,490	0.2
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	130	37	—
Phosagro Bond Funding Designated Activity Company, 3.05%, 01/23/25	01/15/20	600	446	0.1
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	132	136	—
SB Capital S.A., 0.00%, 05/23/23	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	765	657	0.1
Sunac China Holdings Limited, 0.00%, 07/09/23	10/19/20	1,399	332	—
Sunac China Holdings Limited, 0.00%, 08/03/24	12/03/20	407	95	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	993	855	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	914	764	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	705	688	0.1
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	612	523	0.1
Yango Justice International Limited, 0.00%, 04/15/23	11/05/21	119	10	—
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	5	—
		35,545	16,516	1.7

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SOFR Index	96	June 2023		22,821	(2)	9
3M SOFR Index	96	March 2024		22,868	5	100
Euro Bund	7	June 2023	EUR	923	—	30
United States 10 Year Ultra Bond	209	June 2023		24,422	114	896
					117	1,035
Short Contracts
United States 2 Year Note	(39)	July 2023		(7,963)	(5)	(89)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,200	1	(31)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	171,900	32	(810)
28-Day MEXIBOR (M)	Paying	9.08	(M)	02/10/28	MXN	15,800	5	17
28-Day MEXIBOR (M)	Paying	9.17	(M)	02/10/28	MXN	90,200	30	113
28-Day MEXIBOR (M)	Paying	9.09	(M)	02/11/28	MXN	50,400	17	54
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	—	(65)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	1	(217)
6M EURIBOR (S)	Receiving	3.00	(A)	09/20/33	EUR	9,800	(17)	(127)
6M EURIBOR (S)	Receiving	2.50	(A)	09/20/53	EUR	400	(2)	(14)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	2
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(2)	30
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(2)	38
BRAZIBOR (A)	Receiving	12.35	(A)	01/04/27	BRL	19,820	(18)	(31)
BRAZIBOR (A)	Receiving	12.42	(A)	01/04/27	BRL	47,410	(43)	(89)
BRAZIBOR (A)	Paying	12.85	(A)	01/04/27	BRL	38,600	35	142
BRAZIBOR (A)	Paying	12.98	(A)	01/04/27	BRL	46,700	42	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	50,400	48	(279)
Sterling Overnight Index Average Rate (A)	Receiving	3.50	(A)	09/20/33	GBP	6,200	2	(141)
							129	(1,210)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	N/A	1.00	06/20/23	1,300	(1)	—	8

Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.85	1.00	12/20/26	(1,000)	5	3	(16)
AT&T Inc. (Q)	0.42	1.00	06/20/23	(1,200)	2	—	—
AT&T Inc. (Q)	0.55	1.00	06/20/24	(4,000)	21	—	21
AT&T Inc. (Q)	0.62	1.00	12/20/24	(5,500)	35	(1)	(34)
AT&T Inc. (Q)	0.71	1.00	12/20/25	(2,600)	20	1	(13)
AT&T Inc. (Q)	0.74	1.00	06/20/26	(2,600)	20	1	(19)
AT&T Inc. (Q)	0.81	1.00	12/20/26	(800)	5	—	(4)
Atlantia S.p.A. (Q)	1.22	1.00	12/20/25	(1,400)	(9)	1	53
Barclays Bank PLC (Q)	0.90	1.00	12/20/23	(4,100)	3	2	(2)
British Telecommunications Public Limited Company (Q)	0.45	1.00	12/20/24	(700)	7	—	2
British Telecommunications Public Limited Company (Q)	0.62	1.00	12/20/25	(500)	5	—	1
British Telecommunications Public Limited Company (Q)	1.06	1.00	12/20/27	(300)	(1)	—	2
CDX.NA.IG.39 (Q)	0.73	1.00	12/20/27	(19,200)	223	17	126
CDX.NA.IG.40 (Q)	0.75	1.00	06/20/28	(44,400)	508	44	197
EADS Finance (Q)	0.52	1.00	12/20/25	(300)	4	—	—
Ford Motor Company (Q)	1.12	5.00	06/20/23	(700)	6	—	(31)
Ford Motor Company (Q)	1.60	5.00	12/20/24	(1,500)	84	1	(89)
General Electric Company (Q)	0.36	1.00	06/20/24	(300)	2	—	7
General Electric Company (Q)	0.60	1.00	06/20/26	(1,000)	12	—	4
General Motors Company (Q)	1.56	5.00	12/20/26	(900)	104	—	(62)
Hess Corporation (Q)	0.99	1.00	12/20/26	(1,800)	—	3	24
MetLife, Inc. (Q)	0.65	1.00	12/20/24	(500)	3	1	(10)
MetLife, Inc. (Q)	1.15	1.00	06/20/28	(800)	(5)	7	10
Prudential Financial, Inc. (Q)	0.63	1.00	12/20/24	(800)	5	1	(15)
Rolls-Royce Group PLC (Q)	1.34	1.00	12/20/24	(2,500)	(15)	—	387
Rolls-Royce Group PLC (Q)	1.34	1.00	12/20/24	(2,500)	(15)	—	387
Tesco PLC (Q)	0.38	1.00	12/20/24	(800)	9	—	(8)
Tesco PLC (Q)	0.90	1.00	12/20/27	(4,600)	22	14	22
The Boeing Company (Q)	0.42	1.00	12/20/23	(2,000)	8	—	20
The Boeing Company (Q)	0.63	1.00	06/20/25	(500)	4	—	11
The Boeing Company (Q)	0.83	1.00	06/20/27	(3,000)	19	5	125
Verizon Communications Inc. (Q)	0.82	1.00	12/20/26	(1,400)	9	1	(24)
Vodafone Group Public Limited Company (Q)	0.24	1.00	06/20/23	(400)	1	—	(7)
Vodafone Group Public Limited Company (Q)	0.28	1.00	06/20/24	(800)	8	—	(9)
					1,109	101	1,056

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2023	Call	119.00	04/21/23	36	(5)
United States 10 Year Note Future, Jun. 2023	Put	112.00	04/21/23	36	(4)
United States 5 Year Note Future, Jun. 2023	Call	111.50	04/21/23	11	(2)
United States 5 Year Note Future, Jun. 2023	Put	108.50	04/21/23	11	(3)
					(14)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 05/08/33	GSC	Call	2.95	05/04/23	1,600,000	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 05/08/33	GSC	Put	3.45	05/04/23	1,600,000	(7)
						(16)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/04/23	AUD	3,810	2,547	(34)
BRL/USD	BNP	04/04/23	BRL	5,096	1,006	18
BRL/USD	GSC	04/04/23	BRL	5,815	1,147	75
BRL/USD	DUB	06/02/23	BRL	7,478	1,459	72
CHF/USD	MSC	05/16/23	CHF	2,221	2,439	8
CLP/USD	SCB	05/24/23	CLP	3,208	4	—
CLP/USD	CIT	08/01/23	CLP	2,123,702	2,636	73
COP/USD	CIT	06/21/23	COP	6,522,900	1,378	41
IDR/USD	SCB	06/21/23	IDR	302,423	20	—
IDR/USD	SCB	06/23/23	IDR	6,589,937	439	7
IDR/USD	MSC	06/27/23	IDR	8,098,771	539	6
IDR/USD	SCB	06/27/23	IDR	2,875,183	191	3
IDR/USD	BNP	06/28/23	IDR	4,224,402	281	6
IDR/USD	JPM	06/28/23	IDR	7,582,229	505	15
INR/USD	JPM	04/19/23	INR	156,638	1,904	—
JPY/USD	JPM	04/12/23	JPY	635,001	4,789	136
MXN/USD	CIT	04/17/23	MXN	2,052	114	4
MXN/USD	MSC	04/20/23	MXN	8,239	456	22
MXN/USD	CIT	04/24/23	MXN	3,095	171	4
MXN/USD	MSC	04/24/23	MXN	3,622	200	9
MXN/USD	GSC	04/27/23	MXN	49,328	2,725	1
MXN/USD	CIT	05/09/23	MXN	2,737	151	15
MXN/USD	BNP	06/21/23	MXN	106,684	5,829	238
MXN/USD	BNP	06/30/23	MXN	8,387	458	3
NOK/USD	BOA	05/16/23	NOK	23,430	2,242	(73)
PEN/USD	CIT	06/21/23	PEN	305	81	—
USD/BRL	CIT	04/04/23	BRL	(3,570)	(704)	(16)
USD/BRL	DUB	04/04/23	BRL	(7,400)	(1,460)	(72)
USD/CAD	BOA	05/16/23	CAD	(7,123)	(5,274)	49
USD/CLP	DUB	06/22/23	CLP	(18,192)	(23)	—
USD/DKK	BNP	04/03/23	DKK	(11,835)	(1,723)	(31)
USD/DKK	BNP	05/02/23	DKK	(11,675)	(1,703)	5
USD/EUR	GSC	04/04/23	EUR	(6,115)	(6,632)	(94)
USD/EUR	JPM	04/04/23	EUR	(690)	(749)	(15)
USD/GBP	BNP	04/04/23	GBP	(1,290)	(1,591)	(34)
USD/MXN	BNP	04/20/23	MXN	(8,271)	(458)	(3)
USD/MXN	CIT	06/21/23	MXN	(116,013)	(6,339)	(140)
USD/PEN	CIT	06/21/23	PEN	(16,000)	(4,230)	(115)
USD/ZAR	SCB	04/13/23	ZAR	(23,734)	(1,331)	(42)
USD/ZAR	BNP	04/17/23	ZAR	(8,033)	(451)	(7)
USD/ZAR	GSC	05/12/23	ZAR	(43,484)	(2,434)	168
USD/ZAR	MSC	05/15/23	ZAR	(264)	(15)	—
USD/ZAR	UBS	09/12/23	ZAR	(33,011)	(1,827)	56
					(3,233)	358

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.59	1.00	12/20/24	(300)	2	4	(2)
Alibaba Group Holding Limited (Q)	BCL	0.59	1.00	12/20/24	(200)	1	3	(2)
Banco do Brasil S.A (Q)	JPM	1.79	1.00	12/20/24	(1,000)	(13)	(23)	10
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.83	1.00	12/20/24	(600)	2	(10)	12
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	0.83	1.00	12/20/24	(500)	1	(8)	9
CDX.NA.HY.31.V15 (Q)	BNP	0.24	5.00	12/20/23	(100)	4	12	(8)
CDX.NA.HY.31.V15 (Q)	CIT	0.24	5.00	12/20/23	(200)	7	21	(14)
CDX.NA.HY.31.V15 (Q)	GSC	0.24	5.00	12/20/23	(500)	18	59	(41)
CDX.NA.HY.31.V15 (Q)	JPM	0.24	5.00	12/20/23	(400)	14	45	(31)
CDX.NA.HY.31.V15 (Q)	MSC	0.24	5.00	12/20/23	(100)	4	12	(8)
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	2	(5)	7
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10 (M)	MSC	0.00	0.50	11/17/59	(100)	(1)	(3)	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.10 (M)	UBS	0.00	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(3,974)	(22)	(160)	138
CMBX.NA.AAA.9 (M)	MSC	0.00	0.50	09/17/58	(497)	(3)	(19)	16
The Republic of Indonesia, The Government of (Q)	GSC	0.19	1.00	06/20/23	(300)	1	(4)	5
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.35	1.00	06/20/24	(400)	4	(8)	12
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.47	1.00	12/20/24	(800)	7	2	5
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.35	1.00	06/20/24	(400)	3	(9)	12
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.27	1.00	06/20/25	(6,000)	61	(96)	157
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.34	1.00	06/20/24	(200)	2	(3)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.23	1.00	12/20/23	(300)	2	(6)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.17	1.00	06/20/23	(800)	2	(8)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.34	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.17	1.00	06/20/23	(1,300)	3	(12)	15
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.43	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.34	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.43	1.00	12/20/24	(500)	5	(3)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	3	(4)	7
PT Pertamina (Persero) (Q)	BCL	0.60	1.00	12/20/24	(400)	3	(4)	7
South Africa, Parliament of (Q)	BCL	1.29	1.00	12/20/24	(800)	(3)	(30)	27
South Africa, Parliament of (Q)	GSC	1.29	1.00	12/20/24	(1,000)	(4)	(40)	36
					(22,621)	104	(308)	412

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	678,607	—	678,607
Government And Agency Obligations	—	232,354	—	232,354
Non-U.S. Government Agency Asset-Backed Securities	—	58,033	—	58,033
Senior Floating Rate Instruments	—	6,216	—	6,216
Preferred Stocks	2,286	—	—	2,286
Common Stocks	—	—	—	—
Short Term Investments	7,762	6,590	—	14,352
	10,048	981,800	—	991,848
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,035	—	—	1,035
Centrally Cleared Interest Rate Swap Agreements	—	594	—	594
Centrally Cleared Credit Default Swap Agreements	—	1,407	—	1,407
Open Forward Foreign Currency Contracts	—	1,034	—	1,034
OTC Credit Default Swap Agreements	—	518	—	518
	1,035	3,553	—	4,588
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(89)	—	—	(89)
Centrally Cleared Interest Rate Swap Agreements	—	(1,804)	—	(1,804)
Centrally Cleared Credit Default Swap Agreements	—	(343)	—	(343)
Exchange Traded Written Options	(14)	—	—	(14)
OTC Written Options	—	(16)	—	(16)
Open Forward Foreign Currency Contracts	—	(676)	—	(676)
OTC Credit Default Swap Agreements	—	(106)	—	(106)
	(103)	(2,945)	—	(3,048)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 93.3%
U.S. Treasury Inflation Indexed Securities 78.5%
Treasury, United States Department of
0.38%, 07/15/23 - 07/15/25 (a) (b)	10,398	10,212
0.63%, 01/15/24 (a) (b)	13,463	13,349
0.50%, 04/15/24 (a) (b)	593	584
0.13%, 07/15/24 - 02/15/52 (b)	219,251	197,982
0.25%, 01/15/25 - 02/15/50 (b)	45,850	41,012
2.38%, 01/15/25 (b) (c)	37,853	38,321
0.63%, 01/15/26 - 02/15/43 (b)	35,773	33,851
2.00%, 01/15/26 (b)	22,863	23,185
0.13%, 07/15/26 - 01/15/32 (b) (c)	207,014	192,670
0.38%, 01/15/27 (b)	21,686	20,900
2.38%, 01/15/27 (a) (b)	386	400
0.38%, 07/15/27 (b) (c)	59,316	57,277
1.63%, 10/15/27 (b) (c)	15,755	16,060
0.50%, 01/15/28 (b) (c)	68,165	65,811
1.75%, 01/15/28 (b)	13,831	14,144
3.63%, 04/15/28 (b) (c)	38,128	42,483
0.75%, 07/15/28 (b) (c)	65,455	64,146
0.88%, 01/15/29 - 02/15/47 (b)	55,135	51,940
2.50%, 01/15/29 (b)	22,987	24,607
3.88%, 04/15/29 (b)	13,381	15,397
0.25%, 07/15/29 (b) (c)	47,891	45,369
0.63%, 07/15/32 (b) (c)	78,667	75,090
2.13%, 02/15/40 - 02/15/41 (b)	31,080	34,226
0.75%, 02/15/42 - 02/15/45 (b)	66,657	57,297
1.38%, 02/15/44 (b) (c)	42,554	41,117
1.00%, 02/15/46 (b)	33,523	29,882
1.00%, 02/15/48 - 02/15/49 (a) (b)	11,874	10,523
		1,217,835
Treasury Inflation Indexed Securities 8.1%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	3,432,232	26,843
0.01%, 03/10/31, JPY (b)	252,929	1,973
Commonwealth of Australia
3.00%, 09/20/25, AUD (d) (e)	8,920	8,924
Gouvernement De France
0.25%, 07/25/24, EUR (b) (e)	4,379	4,814
0.10%, 03/01/26, EUR (b) (e)	11,981	13,096
0.10%, 07/25/31 - 07/25/38, EUR (b)	7,897	8,199
Government of Canada
4.25%, 12/01/26, CAD (b)	6,662	5,485
New Zealand Parliament
2.00%, 09/20/25, NZD (d)	10,600	8,428
3.00%, 09/20/30, NZD (d)	2,500	2,097
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (d)	38,300	42,988
0.40%, 05/15/30, EUR (b) (e)	3,360	3,364
		126,211
Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corporation
5.57%, (6 Month USD LIBOR + 1.78%), 07/01/36 (f)	68	69
3.76%, (1 Year USD LIBOR + 1.51%), 09/01/36 (f)	24	24
3.93%, (1 Year USD LIBOR + 1.69%), 10/01/36 (f)	30	31
Federal National Mortgage Association, Inc.
3.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	12	12
4.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (f)	26	27
TBA, 5.00%, 04/15/53 (c)	16,400	16,353
TBA, 6.50%, 04/15/53 (c)	20,100	20,742
TBA, 4.00%, 05/15/53 (c)	1,100	1,052
TBA, 4.50%, 05/15/53 (c)	57,500	56,334
		94,644
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.13%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	1,158	1,145
Series WF-4779, REMIC, 5.01%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	868	858
Series T-1A1-62, REMIC, 4.34%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	107	105
Series T-1A1-63, REMIC, 4.34%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	81	79
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.91%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	27	26
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.97%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	1,378	1,366
Series 2018-FG-H15, REMIC, 3.86%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	1,667	1,610
Series 2022-F-H22, REMIC, 5.46%, (SOFR 30-Day Average + 0.90%), 10/20/72 (f)	2,318	2,305
		7,494
Sovereign 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	203
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,000	999
		1,202
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	86	86
Total Government And Agency Obligations (cost $1,513,805)		1,447,472
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.85%, (3 Month USD LIBOR + 1.04%), 10/20/31 (f)	700	686
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.25%, (1 Month USD LIBOR + 0.20%), 03/25/37 (f) (h)	343	164
Adagio V CLO Designated Activity Company
Series V-ARR-A, 3.01%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,054
AerCap Ireland Capital Designated Activity Company
Series ARRE-3A, 3.04%, (3 Month EURIBOR + 0.75%), 04/15/32, EUR (f) (g)	572	607
Allegro CLO IX Ltd
Series 2018-A-3A, 5.96%, (3 Month USD LIBOR + 1.17%), 10/16/31 (f)	600	590
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	76	45
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.09%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (h)	293	271
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,186	859
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	243	208
AMMC CLO XII, Limited
Series 2013-AR2-12A, 5.81%, (3 Month USD LIBOR + 0.95%), 11/11/30 (f)	796	786
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 5.96%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,200	1,178
Apidos CLO XXVI
Series 2017-A1AR-26A, 5.69%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,400	1,386
Apidos CLO XXVII
Series 2017-A1R-27A, 5.72%, (3 Month USD LIBOR + 0.93%), 07/17/30 (f)	1,400	1,384
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.01%, (SOFR 30-Day Average + 1.45%), 01/15/37 (f)	1,300	1,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Ares European CLO VI B.V.
Series 2013-ARR-6A, 2.90%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (f) (g)	590	624
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 5.66%, (3 Month USD LIBOR + 0.87%), 01/16/29 (f)	3,439	3,411
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 3.01%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,643
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 5.94%, (3 Month USD LIBOR + 1.15%), 01/16/30 (f)	1,147	1,136
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 3.31%, 06/25/35 (f)	15	13
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 5.88%, (3 Month USD LIBOR + 1.07%), 01/20/32 (f)	800	787
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 3.44%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (f) (g)	500	526
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.60%, 03/26/37 (f)	219	205
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.56%, (1 Month Term SOFR + 1.80%), 03/21/39 (f)	1,600	1,578
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 4.60%, 01/25/36 (f)	135	123
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 3.59%, 08/25/36 (f)	92	62
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 4.28%, 05/25/33 (f)	8	8
Series 2003-2A1-9, REMIC, 4.24%, 02/25/34 (f)	39	36
Series 2004-22A1-9, REMIC, 4.04%, 11/25/34 (f)	30	28
Series 2004-22A1-10, REMIC, 4.96%, 01/25/35 (f)	30	26
Bear Stearns Arm Trust 2005-6
Series 2005-2A1-1, REMIC, 4.15%, 03/25/35 (f)	84	75
Bear Stearns Asset Backed Securities I Trust 2007-HE7
Series 2007-1A1-HE7, REMIC, 5.85%, (1 Month USD LIBOR + 1.00%), 08/25/37 (f)	4	4
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 3.65%, 12/26/46 (f)	214	159
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 5.74%, (3 Month USD LIBOR + 0.95%), 10/15/30 (f)	791	782
Birch Grove CLO Ltd
Series AR-19A, 6.00%, (3 Month USD LIBOR + 1.13%), 06/16/31 (f)	700	686
Black Diamond CLO 2015-1 Designated Activity Company
Series 2015-A1R-1A, 2.83%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	12	13
Series 2015-A2R-1A, 5.80%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	8	8
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.63%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (g)	400	424
Blackrock European CLO IV Designated Activity Company
Series A-4A, 3.14%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (f) (g)	983	1,045
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 5.87%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,100	1,079
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 3.24%, (3 Month EURIBOR + 0.79%), 04/28/32, EUR (f) (g)	884	937
Capital Four US CLO II Ltd
Series 2022-A1-1A, 5.81%, (3 Month Term SOFR + 2.14%), 10/21/30 (f)	500	500
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 3.28%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (f) (g)	2,211	2,342
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 5.90%, (3 Month USD LIBOR + 1.08%), 04/22/32 (f)	400	392
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 5.82%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,440	1,423
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 3.42%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (f) (g)	700	737
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 5.81%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,400	1,378
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.81%, (3 Month USD LIBOR + 1.02%), 04/17/31 (f)	700	688
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 5.93%, (3 Month USD LIBOR + 1.12%), 04/20/32 (f)	800	785
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 5.90%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (h)	205	188
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 5.89%, (3 Month USD LIBOR + 1.10%), 07/17/31 (f)	700	691
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 3.73%, 02/25/37 (f)	8	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	721	371
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 3.34%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (f) (g)	1,000	1,052
CIFC Funding 2017-I, Ltd.
Series 2017-AR-1A, 5.83%, (3 Month USD LIBOR + 1.01%), 04/23/29 (f)	507	502
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 5.89%, (3 Month USD LIBOR + 1.10%), 07/18/31 (f)	700	690
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 5.79%, (3 Month USD LIBOR + 1.00%), 04/18/31 (f)	1,800	1,775
CIT Mortgage Loan Trust 2007-1
Series 2007-1A-1, REMIC, 6.20%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	387	383
Series 2007-1M1-1, REMIC, 6.35%, (1 Month USD LIBOR + 1.50%), 10/26/37 (f)	1,900	1,699
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.14%, (1 Month USD LIBOR + 0.29%), 09/25/36 (f) (h)	1,865	1,780
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 3.89%, 09/25/37 (f)	269	237
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 4.93%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (h)	46	32
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 5.03%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (h)	1,068	902
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.12%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (h)	1,200	1,022
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.03%, 03/25/37 (f)	905	807

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	6	5
Series 2005-2A2B-3, REMIC, 3.91%, 08/25/35 (f)	29	26
Series 2005-A2-6, REMIC, 3.79%, (1 Year Treasury + 2.15%), 09/25/35 (f)	4	4
Series 2005-A1-6, REMIC, 5.32%, (1 Year Treasury + 2.10%), 09/25/35 (f)	6	6
Series 2005-M3-HE4, REMIC, 5.54%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (h)	3,422	2,983
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 4.91%, (1 Month USD LIBOR + 0.06%), 07/25/45 (f) (h)	96	70
Contego CLO IV Designated Activity Company
Series AR-4A, 3.03%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (f) (g)	499	527
CQS US CLO 2022-2 Ltd
Series 2022-A1-2A, 7.29%, (3 Month Term SOFR + 2.65%), 07/21/31 (f)	2,182	2,178
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 4.97%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (h)	75	51
Series 2007-A3-CB6, REMIC, 5.07%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (h)	2,203	1,529
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 5.96%, (3 Month USD LIBOR + 1.14%), 10/23/31 (f)	799	784
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.84%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	2,746	2,718
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (h)	594	151
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.19%, 12/03/37 (f)	2,297	2,082
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 4.66%, 09/29/36 (f)	734	715
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 3.43%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (f) (g)	700	739
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.59%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (h)	79	76
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.04%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (h)	3,902	3,482
Dryden 44 Euro CLO 2015 BV
Series 2015-A1RR-44A, 3.17%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (f) (g)	500	523
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 3.51%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (f) (g)	400	423
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.76%, (3 Month USD LIBOR + 0.97%), 04/18/31 (f)	600	591
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.07%, (SONIA + 1.07%), 06/13/45, GBP (e) (f)	519	628
Series 2007-A3C-3A, 5.07%, (SONIA + 1.07%), 06/13/45, GBP (f) (g)	179	216
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 4.16%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (f) (g)	700	741
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 5.16%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (h)	1,500	1,406
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 4.97%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (h)	5,424	4,483
First NLC Trust
Series 2007-A1-1, REMIC, 4.92%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	203	97
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.88%, (3 Month USD LIBOR + 1.09%), 07/15/31 (f)	900	886
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 4.29%, (SONIA + 0.27%), 06/18/38, GBP (e) (f)	18	22
Series 2007-A2A-1, 4.27%, (SONIA + 0.25%), 03/18/39, GBP (e) (f)	30	37
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.21%, (1 Month USD LIBOR + 0.36%), 09/25/46 (f) (h)	244	208
Grifonas Finance No.1 PLC
Series A-1, 3.51%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (f) (h)	412	419
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	243	137
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 4.37%, 01/25/35 (f)	22	21
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 6.67%, (3 Month USD LIBOR + 1.86%), 07/21/31 (f)	694	684
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.50%, 04/19/34 (f)	68	64
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 4.95%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (h)	17	14
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 3.05%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	633
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.52%, (1 Month USD LIBOR + 0.45%), 02/25/36 (f) (h)	1,204	1,129
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	8	8
Series 2005-4A1-AR1, REMIC, 3.63%, 03/25/35 (f)	11	10
Series 2005-2A1-AR1, REMIC, 3.70%, 11/25/35 (f)	17	17
Series 2005-A1-16IP, REMIC, 5.49%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (h)	75	61
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.06%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (h)	26	25
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 4.01%, 08/25/35 (f)	49	43
Series 2005-2A1-A6, REMIC, 4.21%, 08/25/35 (f)	36	33
Series 2005-4A1-A6, REMIC, 4.03%, 09/25/35 (f)	6	6
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 4.18%, 07/25/35 (f)	14	14
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (f)	174	156
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 3.76%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	841	899
Kayne CLO 5 Ltd
Series 2019-AR-5A, 5.94%, (3 Month USD LIBOR + 1.12%), 07/26/32 (f)	500	491
KKR CLO 11 Ltd
Series AR-11, 5.97%, (3 Month USD LIBOR + 1.18%), 01/15/31 (f)	800	791
KKR CLO 9 Ltd.
Series AR2-9, 5.74%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	435	428
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	422
LCM XV LP
Series AR2-15A, 5.81%, (3 Month USD LIBOR + 1.00%), 07/22/30 (f)	2,116	2,088

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 5.67%, (3 Month USD LIBOR + 0.87%), 07/19/27 (f)	2,723	2,703
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.10%, (1 Month USD LIBOR + 0.50%), 08/25/47 (f) (h)	440	392
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 07/15/36 (f)	2,515	2,483
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.11%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,600	1,564
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.09%, (1 Month USD LIBOR + 0.12%), 08/25/36 (f) (h)	404	162
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.25%, (1 Month USD LIBOR + 1.50%), 11/22/38 (f)	500	487
Madison Park Funding XLI, Ltd.
Series AR-12A, 5.65%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	1,414	1,405
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.00%, (3 Month USD LIBOR + 1.20%), 07/29/30 (f)	299	296
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 5.54%, (3 Month USD LIBOR + 0.75%), 04/16/29 (f)	668	656
Magnetite VIII, Limited
Series 2014-AR2-8A, 5.77%, (3 Month USD LIBOR + 0.98%), 04/15/31 (f)	296	293
Magnetite XVIII Ltd
Series 2016-AR2-18A, 5.74%, (3 Month USD LIBOR + 0.88%), 11/15/28 (f)	1,095	1,084
Man GLG Euro CLO IV Designated Activity Company
Series A1R-2A, 3.16%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	396	424
Marathon Static CLO 2022-18 Ltd
Series 2022-A1-18A, 5.07%, (3 Month Term SOFR + 2.22%), 07/20/30 (f)	774	771
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 2.92%, 12/25/33 (f)	46	43
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 5.60%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (h)	49	44
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.82%, 02/25/34 (f)	53	49
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 3.95%, 02/25/33 (f)	29	27
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.91%, (1 Month Term SOFR + 2.15%), 06/22/37 (f)	1,500	1,486
MidOcean Credit CLO II
Series 2013-ARR-2A, 5.83%, (3 Month USD LIBOR + 1.03%), 01/29/30 (f)	558	553
Midocean Credit CLO VIII
Series 2018-A1R-8A, 5.97%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	900	889
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	291	268
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.07%, (1 Month USD LIBOR + 0.22%), 10/25/36 (f) (h)	1,246	545
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 4.91%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (h)	38	33
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 5.82%, (1 Month USD LIBOR + 0.97%), 07/25/34 (f) (h)	298	278
Series 2005-M2-HE2, REMIC, 5.51%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (h)	1,147	1,086
Series 2005-M3-HE5, REMIC, 5.52%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (h)	1,439	1,335
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 5.85%, (1 Month USD LIBOR + 1.00%), 12/25/34 (f) (h)	149	138
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 5.88%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,541	1,527
MP CLO VII, Ltd.
Series 2015-AR3-1A, 5.68%, (3 Month USD LIBOR + 0.89%), 10/18/28 (f)	949	934
New Century Home Equity Loan T
Series 2004-M1-4, REMIC, 5.61%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	228	210
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	1,611	1,476
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 5.61%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (h)	2,469	2,361
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 3.08%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	1,792
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-A-2A, 3.15%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (f) (g)	592	632
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.75%, (3 Month USD LIBOR + 0.96%), 04/16/31 (f)	1,500	1,484
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 5.87%, (3 Month USD LIBOR + 1.00%), 02/14/31 (f)	700	690
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 5.66%, (3 Month USD LIBOR + 0.87%), 04/17/31 (f)	1,379	1,353
OZLM IX, Ltd.
Series 2014-A1A3-9A, 5.91%, (3 Month USD LIBOR + 1.10%), 10/20/31 (f)	300	294
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 5.77%, (3 Month USD LIBOR + 0.98%), 10/17/29 (f)	811	802
OZLM XVI Ltd
Series 2017-A1R-16A, 5.90%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,524	2,494
OZLM XXIV Ltd
Series 2019-A1AR-24A, 5.97%, (3 Month USD LIBOR + 1.16%), 07/20/32 (f)	600	586
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 3.34%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (f) (g)	954	1,013
Series 2022-A-3A, 3.99%, (3 Month EURIBOR + 1.95%), 04/12/32, EUR (f) (g)	4,400	4,749
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 5.61%, (3 Month USD LIBOR + 0.80%), 07/20/29 (f)	1,931	1,909
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 5.59%, (3 Month USD LIBOR + 0.80%), 10/15/29 (f)	2,181	2,153
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 3.68%, 10/25/37 (f)	479	411
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.31%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (h)	2,497	2,398
Regatta VIII Funding Ltd
Series 2017-A-1A, 6.04%, (3 Month USD LIBOR + 1.25%), 10/17/30 (f)	1,692	1,674
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.72%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (h)	550	532
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 5.48%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (h)	312	306
Series 2006-M1-KS3, REMIC, 5.34%, (1 Month USD LIBOR + 0.49%), 04/25/36 (f) (h)	397	382

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	69
Residential Mortgage Securities 32 PLC
Series A-32A, 5.32%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,306	1,610
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.85%, (3 Month USD LIBOR + 1.03%), 10/23/30 (f)	800	791
Saranac Clo II Limited
Series 2014-A1AR-2A, 6.15%, (3 Month USD LIBOR + 1.23%), 11/20/29 (f)	395	392
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.29%, (3 Month USD LIBOR + 1.14%), 08/13/31 (f)	1,300	1,274
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.33%, (1 Month USD LIBOR + 0.48%), 11/25/37 (f) (h)	2,000	1,594
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 5.16%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (h)	377	355
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.17%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (h)	2,648	895
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.15%, (1 Month USD LIBOR + 0.30%), 07/25/36 (f) (h)	381	149
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.37%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	1,747	1,704
SLM Student Loan Trust 2008-9
Series 2008-A-9, 6.32%, (3 Month USD LIBOR + 1.50%), 04/25/23 (f)	694	692
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.94%, (3 Month USD LIBOR + 1.15%), 04/18/31 (f) (g)	300	294
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.02%, (3 Month USD LIBOR + 1.21%), 07/20/32 (f)	1,200	1,169
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 5.72%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	676	671
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.05%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (h)	1,465	1,046
Stratus CLO 2021-2, Ltd.
Series 2021-A-2A, 5.71%, (3 Month USD LIBOR + 0.90%), 12/28/29 (f)	512	506
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 5.76%, (3 Month USD LIBOR + 0.95%), 12/31/29 (f)	1,118	1,105
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.42%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (h)	5	5
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 5.19%, 02/25/34 (f)	80	75
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 5.65%, (3 Month USD LIBOR + 0.83%), 10/25/29 (f)	430	423
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (f) (h)	473	17
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 4.42%, 07/25/36 (f)	1,856	1,518
Series 2005-A3-1, REMIC, 3.63%, 04/25/45 (f)	54	51
TICP CLO II Ltd
Series 2018-A1-IIA, 5.65%, (3 Month USD LIBOR + 0.84%), 04/20/28 (f)	193	193
Toro European CLO 5 Designated Activity Company
Series A-5A, 0.74%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (g)	1,698	1,790
Series ANV-5A, 3.03%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (g)	799	842
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 3.46%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (f) (g)	1,800	1,883
Towd Point Mortgage Funding 2019 - Granite4 PLC
Series 2019-A1-GR4A, 4.97%, (SONIA + 1.14%), 10/20/51, GBP (f) (g) (h)	2,726	3,362
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 5.85%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	613	605
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.14%, (3 Month USD LIBOR + 1.32%), 04/25/34 (f)	1,400	1,369
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.21%, (SOFR 30-Day Average + 1.65%), 02/17/39 (f) (h)	300	291
Venture 38 CLO Limited
Series 2019-A1R-38A, 5.96%, (3 Month USD LIBOR + 1.16%), 07/30/32 (f)	1,500	1,460
Venture XIV CLO Ltd
Series 2013-ARR-14A, 5.98%, (3 Month USD LIBOR + 1.03%), 08/28/29 (f)	1,120	1,110
Venture XVII CLO, Limited
Series 2014-ARR-17A, 5.67%, (3 Month USD LIBOR + 0.88%), 04/15/27 (f)	404	401
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 5.83%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	187	185
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 5.80%, (3 Month USD LIBOR + 0.99%), 07/22/30 (f)	1,192	1,172
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 5.93%, (3 Month USD LIBOR + 1.12%), 07/20/32 (f)	1,500	1,465
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.46%, (SOFR 30-Day Average + 1.90%), 02/18/39 (f)	700	688
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.79%, (3 Month USD LIBOR + 1.00%), 10/15/30 (f)	486	478
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.00%, (3 Month USD LIBOR + 1.21%), 10/15/30 (f)	765	758
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 5.69%, (3 Month USD LIBOR + 0.90%), 01/18/29 (f)	1,078	1,070
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 5.89%, (3 Month USD LIBOR + 1.06%), 04/15/31 (f)	600	590
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2003-A7-AR5, REMIC, 3.23%, 06/25/33 (f)	41	38
Wamu Mortgage Pass-Through Certificates Series 2003-S10trust
Series 2003-2A-AR9, REMIC, 4.16%, 09/25/33 (f)	22	21
Series 2005-3A1-AR10, REMIC, 2.81%, 08/25/35 (f)	6	6
Series 2005-2A1-AR14, REMIC, 3.77%, 12/25/35 (f)	47	42
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.91%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	158	131
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9
Series 2006-1A-AR9, REMIC, 4.14%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	804	761
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.02%, 03/25/33 (f)	17	16
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 5.70%, (3 Month USD LIBOR + 0.89%), 07/20/29 (f)	537	532

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Wellfleet CLO 2016-1 Ltd
Series 2016-AR-1A, 5.72%, (3 Month USD LIBOR + 0.91%), 04/20/28 (f)	476	473
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 5.87%, (3 Month USD LIBOR + 1.06%), 10/20/29 (f)	529	524
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 5.84%, (3 Month USD LIBOR + 1.05%), 07/18/31 (f)	498	487
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 5.87%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,600	1,566
Total Non-U.S. Government Agency Asset-Backed Securities (cost $183,231)		176,646
CORPORATE BONDS AND NOTES 0.9%
Financials 0.9%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	75
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (i) (j)	200	206
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,044
Credit Suisse Group AG
3.29%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (e) (f)	100	100
2.13%, 10/13/26, EUR (e)	240	237
1.00%, 06/24/27, EUR (e)	100	93
7.00%, 09/30/27, GBP (e)	100	124
7.75%, 03/01/29, EUR (e)	100	118
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (i) (j)	600	583
Mitsubishi HC Capital Inc.
3.96%, 09/19/23 (g)	400	396
NatWest Group PLC
4.52%, 06/25/24 (j)	1,300	1,294
6.68%, (3 Month USD LIBOR + 1.55%), 06/25/24 (f) (j)	2,000	1,996
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	6,813
		13,079
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	283
Real Estate 0.0%
Crown Castle Inc.
3.15%, 07/15/23	200	199
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	191
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	174
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	97
Total Corporate Bonds And Notes (cost $14,358)		14,023
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	588
Total Preferred Stocks (cost $500)		588
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
J.P. Morgan U.S. Government Money Market Fund, 4.63% (k)	1,217	1,217
Total Short Term Investments (cost $1,217)		1,217
Total Investments 105.7% (cost $1,713,111)		1,639,946
Total Purchased Options 0.2% (cost $1,685)		2,647
Other Derivative Instruments (0.0)%		(431)
Other Assets and Liabilities, Net (5.9)%		(91,142)
Total Net Assets 100.0%		1,551,020

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $729,669.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $44,266 and 2.9% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	206	—
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,831	8,924	0.6
Credit Suisse Group AG, 3.29%, 01/16/26	03/27/23	99	100	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	236	237	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	91	93	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	124	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	112	118	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.07%, 06/13/45	06/29/16	637	628	0.1
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,826	4,814	0.3
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,432	13,096	0.9
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 4.29%, 06/18/38	09/18/21	24	22	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 4.27%, 03/18/39	09/18/21	42	37	—
Grifonas Finance No.1 PLC, Series A-1, 3.51%, 08/28/39	02/10/15	359	419	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	583	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	4,219	3,364	0.2
		35,005	32,765	2.1

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	161	June 2023	EUR	21,584	(33)	296
United States 2 Year Note	105	July 2023		21,430	15	247
United States 5 Year Note	268	July 2023		28,746	61	603
					43	1,146
Short Contracts
Australia 10 Year Bond	(44)	June 2023	AUD	(5,231)	4	(116)
Australia 3 Year Bond	(72)	June 2023	AUD	(7,725)	6	(73)
Euro BOBL	(157)	June 2023	EUR	(18,087)	30	(441)
Euro Buxl 30 Year Bond	(7)	June 2023	EUR	(925)	(3)	(63)
Euro OAT	(98)	June 2023	EUR	(12,355)	(5)	(429)
Euro Schatz	(3,208)	June 2023	EUR	(336,209)	609	(2,989)
Italy Government BTP Bond	(329)	June 2023	EUR	(36,603)	(57)	(1,420)
Italy Short Term Government BTP Bond	(214)	June 2023	EUR	(22,303)	32	(259)
Japan 10 Year Bond	(138)	June 2023	JPY	(20,121,000)	520	(2,384)
United States 10 Year Note	(661)	June 2023		(73,861)	(227)	(2,102)
United States 10 Year Ultra Bond	(52)	June 2023		(6,073)	(29)	(227)
United States Long Bond	(230)	June 2023		(29,141)	(230)	(1,025)
United States Ultra Bond	(56)	June 2023		(7,643)	(75)	(260)
					575	(11,788)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.84	(S)	11/21/28		19,000	(64)	1,293
3M LIBOR (Q)	Paying	1.89	(S)	11/21/53		3,800	32	(919)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(16)	2,114
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(46)	6,270
6M EURIBOR (S)	Receiving	2.50	(A)	09/20/53	EUR	6,700	(28)	(156)
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	(8)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	(5)	(234)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	(10)	(555)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	(6)	(267)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	(7)	(260)
6M EURIBOR (S)	Paying	2.88	(A)	08/15/32	EUR	18,200	15	(105)
6M EURIBOR (S)	Paying	0.00	(A)	11/04/32	EUR	13,700	19	(3,260)
6M EURIBOR (S)	Paying	0.00	(A)	11/08/32	EUR	39,900	54	(9,800)
6M EURIBOR (S)	Paying	3.00	(A)	09/20/33	EUR	16,100	28	206
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(10)	(2)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	(14)	(59)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(7)	778
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	(1)	(135)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(1)	(83)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	5	89
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	2	28
HICP (A)	Receiving	2.50	(A)	03/15/28	EUR	1,400	3	8
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	11	129
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	18	191
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	7	67
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	14	93
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	7	99
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	(1)	(26)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	(42)	(3,464)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	3,910	(14)	(236)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	(6)	(80)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	(7)	(69)
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	(2)	(29)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	(5)	(74)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	—	136
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	—	927
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(2)	2,021
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	1	143
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	7	842
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	8	495
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	4	222
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	8	381
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	1	70
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	6	562
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	7	655
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	2	55
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	3	117
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	31	1,950
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(14)	(1,001)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(17)	(821)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(15)	(728)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(13)	(833)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(31)	(2,330)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(6)	(458)
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	(221)	(513)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		48,800	261	616
							(58)	(5,947)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	0.27	1.00	12/20/23	(700)	4	—	44

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 04/28/28	GSC	Call	2.20	04/26/23	18,100,000	1
3M LIBOR, 06/02/28	MSC	Call	2.20	05/31/23	51,400,000	42
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23	14,100,000	2,604
						2,647

JNL/PIMCO Real Return Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2023	Call	119.00	04/21/23	37	(5)
United States 10 Year Note Future, Jun. 2023	Call	118.00	04/21/23	21	(4)
United States 10 Year Note Future, Jun. 2023	Put	112.00	04/21/23	37	(4)
United States 10 Year Note Future, Jun. 2023	Put	112.50	04/21/23	21	(3)
					(16)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24	194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24	17	—
						—
Interest Rate Swaptions
3M LIBOR, 04/28/33	GSC	Call	2.35	04/26/23	10,000,000	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
3M LIBOR, 06/02/33	MSC	Call	2.35	05/31/23		28,300,000	(46)
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23		69,600,000	(3,632)
6M EURIBOR, 04/13/33	CIT	Call	2.92	04/11/23	EUR	14,000,000	(90)
6M EURIBOR, 04/13/33	CIT	Put	2.92	04/11/23	EUR	14,000,000	(120)
							(3,890)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	UBS	04/04/23	EUR	2,374	2,575	(6)
EUR/USD	UBS	04/04/23	EUR	2,177	2,361	41
MXN/USD	CIT	06/21/23	MXN	16,229	887	23
PEN/USD	CIT	04/10/23	PEN	367	98	1
PEN/USD	CIT	04/27/23	PEN	380	101	3
PEN/USD	BOA	05/10/23	PEN	11,054	2,930	48
PEN/USD	CIT	06/21/23	PEN	282	74	2
USD/AUD	CIT	04/04/23	AUD	(13,059)	(8,730)	113
USD/CAD	MSC	04/04/23	CAD	(7,486)	(5,539)	(34)
USD/EUR	UBS	04/04/23	EUR	(105,246)	(114,140)	(1,516)
USD/GBP	JPM	04/04/23	GBP	(4,982)	(6,146)	(131)
USD/JPY	CIT	04/04/23	JPY	(3,273,100)	(24,651)	(344)
USD/MXN	CIT	05/09/23	MXN	(65)	(4)	—
USD/MXN	BNP	06/21/23	MXN	(13,602)	(743)	(30)
USD/NZD	UBS	04/04/23	NZD	(16,049)	(10,035)	30
USD/PEN	CIT	06/21/23	PEN	(18,234)	(4,820)	(131)
					(165,782)	(1,931)

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +4.93% (S)	MSC	06/07/23	22,062	—	233
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	22,454	—	128
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	50,695	—	248
Treasury, United States Department of (A)	SOFR +0.15% (A)	MSC	06/09/23	25,522	—	687
Treasury, United States Department of (A)	SOFR +0.15% (A)	MSC	02/26/24	62,791	—	1,933
Treasury, United States Department of (S)	Fixed Rate of +4.93% (S)	MSC	06/07/23	24,183	—	293
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	30,313	—	245
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	58,930	—	241
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	31,265	—	237
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	27,643	—	172
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	57,562	—	296
Treasury, United States Department of (S)	Fixed Rate of +4.77% (S)	MSC	04/24/23	19,041	—	133
					—	4,846

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,447,472	—	1,447,472
Non-U.S. Government Agency Asset-Backed Securities	—	176,646	—	176,646
Corporate Bonds And Notes	—	14,023	—	14,023
Preferred Stocks	588	—	—	588
Short Term Investments	1,217	—	—	1,217
	1,805	1,638,141	—	1,639,946
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,146	—	—	1,146
Centrally Cleared Interest Rate Swap Agreements	—	20,558	—	20,558
Centrally Cleared Credit Default Swap Agreements	—	44	—	44
OTC Purchased Options	—	2,647	—	2,647
Open Forward Foreign Currency Contracts	—	261	—	261
OTC Total Return Swap Agreements	—	4,846	—	4,846
	1,146	28,356	—	29,502
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,788)	—	—	(11,788)
Centrally Cleared Interest Rate Swap Agreements	—	(26,505)	—	(26,505)
Exchange Traded Written Options	(16)	—	—	(16)
OTC Written Options	—	(3,890)	—	(3,890)
Open Forward Foreign Currency Contracts	—	(2,192)	—	(2,192)
	(11,804)	(32,587)	—	(44,391)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 92.1%
Industrials 25.2%
ADS Tactical, Inc.
2021 Term Loan B, 10.38%, (1 Month USD LIBOR + 5.75%), 03/04/28 (a)	960	883
Aegion Corporation
Term Loan, 9.38%, (1 Month USD LIBOR + 4.75%), 03/31/28 (a)	2,965	2,881
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.48%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	5,247	5,047
AI Mistral Holdco Limited
2017 Term Loan B, 10.62%, (1 Month USD LIBOR + 6.00%), 01/26/24 (a)	1,652	1,555
Ali Group North America Corporation
2021 Term Loan B, 6.73%, (SOFR + 2.00%), 10/13/28 (a)	932	917
AlixPartners, LLP
2021 USD Term Loan B, 7.61%, (1 Month USD LIBOR + 2.75%), 02/04/28 (a)	992	988
Alliance Laundry Systems LLC
Term Loan B, 8.31%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,226	4,183
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.47%, (SOFR + 3.75%), 05/04/28 (a)	9,094	8,621
Amentum Government Services Holdings LLC
2022 Term Loan, 8.76%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	2,743	2,676
2022 Term Loan, 9.03%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	3,104	3,029
American Airlines, Inc.
2021 Term Loan, 9.56%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	2,000	2,028
Amynta Agency Borrower Inc.
2023 Term Loan B, 9.99%, (3 Month Term SOFR + 5.00%), 02/14/28 (a)	280	268
Anticimex International AB
2021 USD Incremental Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 11/16/28 (a)	663	658
AppLovin Corporation
2018 Term Loan B, 7.94%, (Prime + 3.35%), 08/18/25 (a)	4,867	4,847
2021 Term Loan B, 7.69%, (3 Month Term SOFR + 3.10%), 10/25/28 (a)	2,095	2,081
APX Group, Inc.
2021 Term Loan B, 8.25%, (Prime + 2.25%), 07/01/28 (a)	1,990	1,977
2021 Term Loan B, 10.00%, (Prime + 2.25%), 07/01/28 (a)	—	—
ASP Navigate Acquisition Corp
Term Loan, 9.36%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	3,752	3,667
Associated Materials Inc.
2022 Term Loan B, 10.62%, (SOFR + 6.00%), 03/09/29 (a)	4,179	3,585
AssuredPartners, Inc.
2022 Term Loan B4, 8.87%, (SOFR + 4.25%), 02/13/27 (a)	323	322
Atlas Air, Inc.
2023 Term Loan B, 9.13%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	120	113
Atlas CC Acquisition Corp
Term Loan C, 9.20%, (SOFR + 4.25%), 04/29/28 (a)	1,136	973
Term Loan B, 9.40%, (SOFR + 4.25%), 04/29/28 (a)	5,584	4,783
BCPE Empire Holdings, Inc.
2022 Incremental Term Loan, 9.34%, (1 Month Term SOFR + 4.63%), 06/11/26 (a)	992	979
Brand Energy & Infrastructure Services, Inc.
Term Loan, 9.06%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	218	203
2017 Term Loan, 9.07%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	882	820
BrightView Landscapes, LLC
2022 Term Loan B, 7.93%, (3 Month Term SOFR + 3.25%), 04/14/29 (a)	3,995	3,892
Brook and Whittle Holding Corp.
2021 First Lien Term Loan, 9.04%, (SOFR + 4.00%), 12/14/28 (a) (b)	4,947	4,506
Brookfield WEC Holdings Inc.
2022 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 08/01/25 (a) (c)	1,998	1,992
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 02/07/26 (a)	992	990
CCRR Parent, Inc
Term Loan B, 8.39%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	2,452	2,363
CDK Global, Inc.
2022 USD Term Loan B, 9.08%, (3 Month Term SOFR + 4.50%), 06/09/29 (a)	1,145	1,140
Centuri Group, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 08/27/28 (a) (c)	997	987
Chart Industries, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/08/29 (a) (c)	3,700	3,686
2022 Term Loan B, 8.48%, (3 Month Term SOFR + 3.75%), 12/08/29 (a)	3,645	3,632
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.33%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	4,901	4,554
Conduent Business Services, LLC
2021 Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,925	2,728
Constant Contact Inc
Term Loan, 8.81%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	994	938
Covetrus, Inc.
Term Loan, 9.58%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	4,389	4,131
CP Atlas Buyer, Inc.
2021 Term Loan B, 8.22%, (1 Month USD LIBOR + 3.50%), 11/23/27 (a)	6,224	5,501
Crown Subsea Communications Holding,Inc.
2023 Incremental Term Loan, 10.14%, (SOFR + 5.25%), 04/27/27 (a)	540	531
Da Vinci Purchaser Corp.
2019 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a) (c)	2,000	1,886
2019 Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	2,682	2,530
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	6,362	6,167
2022 Incremental Term Loan, 9.37%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	394	385
Echo Global Logistics, Inc.
Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	2,365	2,287
Edelman Financial Center, LLC
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	2,070	1,991
Employbridge Holding Company
2021 Term Loan B, 9.49%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,078	5,886
Ensemble RCM, LLC
Term Loan, 8.53%, (SOFR + 3.75%), 07/24/26 (a)	1,492	1,490
Entegris, Inc.
2023 Term Loan B, 7.69%, (3 Month Term SOFR + 2.75%), 07/06/29 (a)	785	783
2023 Term Loan B, 7.69%, (1 Month Term SOFR + 2.75%), 07/06/29 (a)	216	216
EOS Finco Sarl
2022 USD Term Loan, 10.60%, (3 Month Term SOFR + 6.00%), 08/03/29 (a)	265	261
First Student Bidco Inc
Term Loan C, 8.14%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	2,165	2,069

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Term Loan B, 8.14%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	5,791	5,534
Focus Financial Partners, LLC
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 06/30/28 (a)	612	605
Foley Products Company, LLC
2021 Term Loan, 9.48%, (SOFR + 4.75%), 12/29/28 (a)	964	951
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 9.56%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	3,285	3,174
Gloves Buyer, Inc.
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 12/29/27 (a)	7,693	7,098
Griffon Corporation
Term Loan B, 7.55%, (1 Month Term SOFR + 2.50%), 01/24/29 (a)	988	981
Groupe Solmax Inc.
Term Loan, 9.48%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	4,966	4,407
Harbourvest Partners, LLC
2018 Term Loan B, 7.08%, (3 Month USD LIBOR + 2.25%), 02/21/25 (a)	948	946
Hexion Holdings Corporation
2022 USD Term Loan, 9.05%, (SOFR + 4.50%), 03/02/29 (a)	993	885
Hunter Holdco 3 Limited
USD Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	6,892	6,736
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.00%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	859	856
Indy US Bidco, LLC
2021 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a) (b)	1,750	1,471
2021 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	1,013	851
Kenan Advantage Group, Inc.
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	2,422	2,399
Kestrel Bidco Inc.
Term Loan B, 7.86%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	6,180	5,909
KNS Acquisition Corp.
Term Loan, 10.42%, (3 Month USD LIBOR + 6.25%), 04/16/27 (a)	283	247
LCPR Loan Financing LLC
2021 Term Loan B, 8.43%, (1 Month USD LIBOR + 3.75%), 09/25/28 (a)	785	773
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.13%, (1 Month USD LIBOR + 4.50%), 11/23/28 (a)	2,442	2,338
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	2,490	2,314
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.24%, (SOFR + 3.25%), 10/08/28 (a)	5,116	4,964
Mileage Plus Holdings LLC
2020 Term Loan B, 10.21%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	1,949	2,020
NAB Holdings LLC
2021 Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28 (a)	3,238	3,180
NAPA Management Services Corporation
Term Loan B, 9.95%, (SOFR + 5.25%), 02/15/29 (a)	4,950	3,552
Neptune Bidco US Inc
2022 USD Term Loan B, 9.74%, (SOFR + 5.00%), 04/11/29 (a)	4,140	3,715
One Call Corporation
2021 Term Loan, 10.37%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,902	2,141
Oscar AcquisitionCo, LLC
Term Loan B, 9.18%, (3 Month Term SOFR + 4.50%), 04/29/29 (a)	636	612
Osmose Utilities Services, Inc.
Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 06/18/28 (a)	992	951
Parexel International Corporation
2021 1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	992	980
Park River Holdings Inc
Term Loan, 8.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,874	2,637
Pathway Vet Alliance LLC
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	1,489	1,302
Pelican Products, Inc.
2021 Term Loan, 8.42%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	2,842	2,510
2021 Term Loan, 8.98%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	3,066	2,709
Pike Corporation
2021 Incremental Term Loan B, 7.64%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	2,000	1,982
PRA Health Sciences, Inc.
US Term Loan, 7.00%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	228	227
PUG LLC
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,502	2,524
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 7.26%, (1 Month USD LIBOR + 2.63%), 11/03/23 (a)	3,432	3,377
Red Planet Borrower, LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 09/23/28 (a)	6,048	4,226
Red Ventures, LLC
2023 Term Loan B, 7.66%, (3 Month Term SOFR + 3.00%), 02/24/30 (a)	350	346
Runner Buyer, Inc.
2021 Term Loan B, 10.45%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a)	6,118	4,521
SITEL Worldwide Corporation
2021 USD Term Loan, 8.39%, (1 Month USD LIBOR + 3.75%), 07/28/28 (a)	6,902	6,810
Smyrna Ready Mix Concrete, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/24/29 (a) (c)	900	893
Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 03/24/29 (a)	5,192	5,154
Spin Holdco Inc.
2021 Term Loan, 8.99%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,792	5,679
SRS Distribution Inc.
2022 Incremental Term Loan, 7.97%, (SOFR + 3.25%), 06/02/28 (a)	1,037	998
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 10.78%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	5,558	5,301
Sunshine Investments B.V.
2022 USD Term Loan, 9.01%, (3 Month Term SOFR + 4.25%), 05/05/29 (a)	5,631	5,538
Tempo Acquisition LLC
2022 Term Loan B, 7.62%, (SOFR + 3.00%), 08/31/28 (a) (b)	992	990
TKC Holdings, Inc.
2021 Term Loan, 10.14%, (1 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,623	5,574
Trans Union, LLC
2019 Term Loan B5, 6.38%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	991	983
TransDigm, Inc.
2022 Term Loan E, 0.00%, (3 Month USD LIBOR + 2.25%), 05/30/25 (a) (c)	6,237	6,224
2023 Term Loan I, 7.82%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	3,155	3,143
Triton Water Holdings, Inc
Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	7,182	6,420
U.S. Silica Company
2023 Term Loan B, 0.00%, (SOFR + 4.75%), 03/16/30 (a) (c)	290	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
United Airlines, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	3,977	3,942
USIC Holdings, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,809	2,713
Vaco Holdings, LLC
2022 Term Loan, 9.73%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	6,025	5,904
Venga Finance Sarl
2021 USD Term Loan B, 9.70%, (3 Month USD LIBOR + 4.75%), 11/03/28 (a)	4,561	4,345
Verscend Holding Corp.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,018	5,006
Vertex Aerospace Services Corp.
Term Loan, 0.00%, (SOFR + 4.00%), 12/22/28 (a) (c)	998	990
Vertical US Newco Inc
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	2,978	2,897
		302,343
Communication Services 14.9%
19th Holdings Golf, LLC
2022 Term Loan B, 7.80%, (SOFR + 3.00%), 01/27/29 (a)	3,512	3,258
888 Acquisitions Limited
USD Term Loan B, 9.93%, (3 Month Term SOFR + 5.25%), 07/18/28 (a)	4,191	3,499
Allen Media, LLC
2021 Term Loan B, 10.23%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (b)	7,004	6,058
Altice Financing SA
2022 USD Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	3,811	3,764
Altice France S.A.
2018 Term Loan B13, 8.86%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	1,000	968
2023 USD Term Loan B14, 10.17%, (SOFR + 5.50%), 08/31/28 (a)	5,229	4,968
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 7.68%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	6,857	4,989
Cablevision Lightpath LLC
Term Loan B, 7.93%, (1 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,688	2,655
Camelot U.S. Acquisition LLC
Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	846	843
Carnival Corporation
USD Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,859	6,754
2021 Incremental Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 10/08/28 (a)	2,475	2,414
CenturyLink, Inc.
2020 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	4,943	3,247
Charter Communications Operating, LLC
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	992	982
Ciena Corporation
2023 Term Loan B, 7.19%, (SOFR + 2.50%), 01/13/30 (a)	135	135
City Football Group Limited
Term Loan, 7.78%, (1 Month USD LIBOR + 3.00%), 07/08/28 (a)	992	944
CMG Media Corporation
2021 Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 12/17/26 (a)	8,661	7,631
CommScope, Inc.
2019 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 02/07/26 (a)	992	953
Consolidated Communications, Inc.
2021 Term Loan B, 8.19%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	3,945
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 6.93%, (1 Month USD LIBOR + 2.25%), 01/22/28 (a)	1,000	967
CSC Holdings, LLC
2019 Term Loan B5, 7.18%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	5,990	5,272
Diamond Sports Group, LLC
2022 2nd Lien Term Loan , 8.03%, (3 Month Term SOFR + 3.25%), 08/24/26 (a) (b)	2,967	158
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	7,082	6,801
Dotdash Meredith Inc
Term Loan B, 8.77%, (1 Month Term SOFR + 4.00%), 11/23/28 (a)	4,468	4,021
Fertitta Entertainment, LLC
2022 Term Loan B, 8.62%, (SOFR + 4.00%), 01/13/29 (a) (b)	3,678	3,615
Fluidra, S.A.
2022 USD Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 01/21/29 (a)	452	445
Formula One Holdings Limited.
Term Loan B, 7.87%, (SOFR + 3.25%), 01/15/30 (a)	765	765
Frontier Communications Corp.
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a) (c)	4,600	4,357
2021 1st Lien Term Loan, 8.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	1,525	1,445
Global Tel*Link Corporation
2018 1st Lien Term Loan, 9.08%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	5,013	4,358
2018 2nd Lien Term Loan, 14.83%, (SOFR + 10.00%), 11/29/26 (a)	1,000	740
GOGO Intermediate Holdings LLC
Term Loan B, 8.58%, (3 Month Term SOFR + 3.75%), 04/21/28 (a)	3,168	3,140
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 7.86%, (1 Month USD LIBOR + 3.00%), 06/10/24 (a)	958	956
Great Outdoors Group, LLC
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	15,525	15,301
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 8.63%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	508	501
Herschend Entertainment Company, LLC
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/18/28 (a)	3,449	3,421
iHeartCommunications, Inc.
2020 Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a) (c)	1,400	1,237
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (a)	6,157	6,080
Level 3 Financing Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	6,125	5,150
Northwest Fiber, LLC
2021 Term Loan, 8.62%, (SOFR + 3.75%), 04/30/27 (a)	995	961
Radiate Holdco, LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	5,098	4,153
Scientific Games Holdings LP
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/03/29 (a) (c)	2,000	1,968
2022 USD Term Loan B, 8.10%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	7,974	7,848
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	6,883	4,875
2017 2nd Lien Term Loan, 13.08%, (3 Month USD LIBOR + 8.25%), 06/30/25 (a)	400	216
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (a)	4,941	4,935

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Telenet Financing USD LLC
2020 USD Term Loan AR, 6.68%, (1 Month USD LIBOR + 2.00%), 04/21/29 (a)	3,000	2,937
Topgolf Callaway Brands Corp.
Term Loan B, 0.00%, (SOFR + 3.50%), 03/14/30 (a) (c)	2,040	2,025
Term Loan B, 8.26%, (3 Month Term SOFR + 3.50%), 03/14/30 (a)	2,000	1,985
UFC Holdings, LLC
2021 Term Loan B, 7.57%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	1,948	1,936
Univision Communications Inc.
2022 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 05/06/28 (a)	1,569	1,537
ViaSat, Inc.
Term Loan, 9.23%, (SOFR + 4.50%), 02/23/29 (a)	3,627	3,513
Virgin Media Bristol LLC
USD Term Loan N, 7.18%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	9,000	8,838
Windstream Services, LLC
2020 Exit Term Loan B, 10.97%, (SOFR + 6.25%), 08/24/27 (a)	992	898
Zacapa S.A.R.L
2022 Term Loan, 8.83%, (SOFR + 4.25%), 02/10/29 (a)	3,261	3,185
		178,547
Information Technology 12.1%
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	480	479
Aptean, Inc.
2019 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 04/23/26 (a) (c)	351	336
Arches Buyer Inc.
2021 Term Loan B, 7.97%, (SOFR + 3.25%), 12/06/27 (a)	3,978	3,738
Ascend Learning, LLC
2021 Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	992	914
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (a) (c)	241	225
2022 Term Loan B, 8.26%, (1 Month Term SOFR + 3.50%), 01/27/29 (a)	1,904	1,780
Banff Merger Sub Inc
2021 USD 2nd Lien Term Loan, 10.13%, (1 Month USD LIBOR + 5.50%), 03/23/26 (a)	2,000	1,919
ConnectWise, LLC
2021 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 09/23/28 (a)	992	956
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	1,489	1,266
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	6,390	5,879
DCert Buyer, Inc.
2019 Term Loan B, 8.70%, (SOFR + 4.00%), 07/31/26 (a)	2,337	2,283
Delta TopCo, Inc.
2020 Term Loan B, 8.71%, (SOFR + 3.75%), 10/07/27 (a)	2,702	2,498
Electrical Components International, Inc.
2018 1st Lien Term Loan, 8.88%, (1 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,010	4,568
Endure Digital Inc.
Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	6,758	6,302
Esdec Solar Group B.V.
Term Loan B, 8.92%, (3 Month USD LIBOR + 4.75%), 08/23/28 (a)	253	249
Eta Australia Holdings III Pty Ltd
Term Loan, 8.62%, (1 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,794	2,651
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.33%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	6,433	5,999
USD 2nd Lien Term Loan , 12.08%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	759
Flexera Software LLC
2021 Term Loan B, 8.39%, (1 Month USD LIBOR + 3.75%), 01/26/28 (a)	497	490
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a) (c)	65	62
Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	4,739	4,514
Galaxy US Opco Inc.
Term Loan, 9.37%, (1 Month Term SOFR + 4.75%), 04/19/29 (a)	995	878
Go Daddy Operating Company, LLC
2021 Term Loan B4, 6.63%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	992	988
ION Trading Finance Limited
2021 USD Term Loan, 9.48%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,476	5,145
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 9.58%, (3 Month USD LIBOR + 4.75%), 05/04/28 (a)	6,304	5,176
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 7.63%, (SOFR + 3.00%), 10/15/27 (a) (b)	227	226
McAfee, LLC
2022 USD Term Loan B, 8.52%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	3,199	3,000
MH Sub I, LLC
2017 1st Lien Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/09/24 (a)	7,131	7,000
MKS Instruments, Inc.
2022 USD Term Loan B, 7.61%, (1 Month Term SOFR + 2.75%), 04/08/29 (a)	995	988
NortonLifeLock Inc.
2022 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 01/28/29 (a)	930	919
Onex TSG Intermediate Corp.
2021 Term Loan B, 9.58%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	4,278	3,771
Open Text Corporation
2022 Term Loan B, 0.00%, (SOFR + 3.50%), 11/16/29 (a) (c)	105	104
2022 Term Loan B, 8.33%, (SOFR + 3.50%), 11/16/29 (a)	930	926
Park Place Technologies, LLC
2020 Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 11/10/27 (a) (c)	470	450
Patagonia Holdco LLC
Term Loan B1, 10.47%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (b)	557	458
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	8,997	8,865
Polaris Newco LLC
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,578	7,803
Priority Payment Systems Holdings, LLC
2021 Term Loan, 10.70%, (1 Month USD LIBOR + 5.75%), 04/21/27 (a)	4,751	4,716
Proofpoint, Inc.
1st Lien Term Loan, 7.88%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	992	968
Quest Software US Holdings Inc.
2022 Term Loan, 9.08%, (SOFR + 4.25%), 01/19/29 (a)	6,356	5,163
Rackspace Technology Global, Inc.
2021 Term Loan B, 7.59%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	992	529
RealPage, Inc
1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/28 (a)	5,818	5,633
Renaissance Holding Corp.
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a) (c)	845	821

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Roper Industrial Products Investment Company LLC
USD Term Loan , 8.93%, (SOFR + 4.50%), 11/22/29 (a)	4,240	4,202
USD Term Loan , 0.00%, (SOFR + 4.50%), 01/27/30 (a) (c)	800	793
SkillSoft Corporation
2021 Term Loan, 10.10%, (1 Month Term SOFR + 5.25%), 12/31/24 (a)	2,908	2,446
Sophia, L.P.
2021 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	1,489	1,469
SS&C Technologies Inc.
2018 Term Loan B5, 0.00%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a) (c)	1,247	1,243
TTM Technologies, Inc.
2017 Term Loan, 7.17%, (1 Month USD LIBOR + 2.50%), 09/28/24 (a)	877	874
Uber Technologies, Inc.
2023 Term Loan B, 7.66%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	3,148	3,139
Ultimate Software Group Inc (The)
Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 04/08/26 (a)	2,481	2,437
2021 Term Loan, 8.03%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	1,489	1,448
Verifone Systems, Inc.
2018 1st Lien Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	3,164	2,699
Veritas US Inc.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 09/01/25 (a) (c)	500	378
2021 USD Term Loan B, 9.73%, (3 Month USD LIBOR + 5.00%), 09/01/25 (a)	309	234
Vertiv Group Corporation
2021 Term Loan B, 7.42%, (1 Month USD LIBOR + 2.75%), 03/02/27 (a)	8,137	7,956
Watlow Electric Manufacturing Company
Term Loan B, 8.69%, (SOFR + 3.75%), 03/18/28 (a)	2,763	2,698
Zayo Group Holdings, Inc.
USD Term Loan , 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	1,500	1,214
		145,624
Consumer Discretionary 11.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 0.00%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a) (c)	3,000	2,968
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 8.22%, (SOFR + 3.50%), 12/08/28 (a)	7,432	7,308
2023 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 12/21/28 (a) (c)	251	247
2023 Term Loan B2, 9.41%, (3 Month Term SOFR + 4.00%), 12/21/28 (a)	764	754
2021 2nd Lien Term Loan, 10.72%, (SOFR + 6.00%), 12/10/29 (a)	2,500	2,300
Academy, Ltd.
2021 Term Loan, 8.41%, (1 Month USD LIBOR + 3.75%), 11/05/27 (a)	358	357
ACProducts, Inc.
2021 Term Loan B, 8.98%, (6 Month USD LIBOR + 4.25%), 05/17/28 (a)	97	77
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 05/17/28 (a)	32	26
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 4.25%), 06/30/28 (a) (c)	735	581
Adient US LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/28 (a)	5,133	5,114
Adtalem Global Education Inc.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 02/11/28 (a)	669	668
American Trailer World Corp.
Term Loan B, 8.47%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	4,861	4,221
Apro, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 11/14/26 (a) (c)	997	975
Aramark Services, Inc.
2018 Term Loan B3, 6.38%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	1,000	996
Autokiniton US Holdings, Inc.
2021 Term Loan B, 9.28%, (SOFR + 4.50%), 03/26/28 (a)	4,689	4,547
BBB Industries LLC
2022 Term Loan, 9.97%, (1 Month Term SOFR + 5.25%), 06/30/29 (a)	4,086	3,884
Bombardier Recreational Products, Inc.
2022 Incremental Term Loan B, 8.12%, (SOFR + 3.50%), 12/08/29 (a)	554	550
Caesars Entertainment Corp
Term Loan B, 7.97%, (SOFR + 3.25%), 01/25/30 (a)	2,425	2,409
Clarios Global LP
2021 USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	5,000	4,962
Crocs, Inc.
Term Loan B, 7.80%, (SOFR + 3.50%), 01/27/29 (a)	7,482	7,449
CWGS Group, LLC
2021 Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a)	74	68
2021 Term Loan B, 7.21%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a)	921	846
Dave & Buster's, Inc.
2022 Term Loan B, 9.75%, (1 Month Term SOFR + 5.00%), 06/23/29 (a)	2,988	2,983
DexKo Global Inc.
2021 USD Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a) (b)	1,163	1,085
2021 USD Term Loan B, 8.59%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	2,127	1,985
Empire Today, LLC
2021 Term Loan B, 9.71%, (1 Month USD LIBOR + 5.00%), 04/01/28 (a)	7,560	5,853
Evergreen Acqco 1 LP
2021 USD Term Loan, 10.34%, (3 Month Term SOFR + 5.50%), 04/21/28 (a)	2,828	2,701
Four Seasons Hotels Limited
2022 Term Loan B, 7.97%, (SOFR + 3.25%), 11/30/29 (a)	90	90
Gates Global LLC
2022 Term Loan B4, 8.12%, (SOFR + 3.50%), 11/09/29 (a)	3,980	3,966
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 0.00%, (6 Month Term SOFR + 3.50%), 10/18/29 (a) (c)	2,000	2,001
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (a)	3,424	3,425
Hanesbrands, Inc.
2023 Term Loan B, 8.47%, (3 Month Term SOFR + 3.75%), 02/14/30 (a)	3,311	3,294
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 10/19/27 (a)	4,911	4,747
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	1,489	1,486
Illuminate Merger Sub Corp.
1st Lien Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 06/30/28 (a)	1,478	1,398
2nd Lien Term Loan, 11.38%, (1 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	781
International Textile Group, Inc
1st Lien Term Loan, 9.21%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	1,018	588
1st Lien Term Loan, 9.75%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	3,046	1,760
IRB Holding Corp
2022 Term Loan B, 7.69%, (SOFR + 3.00%), 12/15/27 (a) (b)	2,500	2,454

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
J&J Ventures Gaming, LLC
Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,421	5,235
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	491	487
Mattress Firm Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 09/21/28 (a) (c)	242	225
Petmate
Incremental Term Loan B, 10.23%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a)	5,234	3,350
Pilot Travel Centers LLC
2021 Term Loan B, 6.72%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	992	988
Playa Resorts Holding B.V.
2022 Term Loan B, 8.99%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	4,398	4,366
Restoration Hardware, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	496	463
Samsonite International S.A.
2020 Incremental Term Loan B2, 7.63%, (1 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,429	2,426
Scientific Games International, Inc.
2022 USD Term Loan, 7.96%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	6,666	6,605
Service Logic Acquisition, Inc
Term Loan, 8.83%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	2,542	2,494
Solis IV BV
USD Term Loan B1, 8.37%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	8,397	7,516
Staples, Inc.
7 Year Term Loan, 9.81%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	4,126	3,791
Station Casinos LLC
2020 Term Loan B, 7.08%, (1 Month USD LIBOR + 2.25%), 01/30/27 (a)	992	983
Sweetwater Borrower, LLC
Term Loan B, 8.94%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,416	4,173
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.13%, (1 Month USD LIBOR + 2.50%), 05/03/28 (a)	4,184	3,750
WH Borrower, LLC
2023 Incremental Term Loan, 10.16%, (SOFR + 5.50%), 02/15/27 (a)	820	799
Whatabrands LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	992	981
Wyndham Hotels & Resorts, Inc.
Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 03/29/25 (a)	1,000	999
		141,535
Materials 8.7%
Aruba Investments, Inc.
2020 USD Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 10/28/27 (a)	249	243
2022 USD Incremental Term Loan, 9.31%, (SOFR + 4.75%), 11/04/27 (a)	344	337
Axalta Coating Systems Dutch Holding B B.V
2022 USD Term Loan B4, 7.51%, (SOFR + 3.00%), 11/30/29 (a)	141	141
Charter NEX US, Inc.
2021 Term Loan, 8.48%, (SOFR + 3.75%), 12/01/27 (a)	400	394
Chemours Company (The)
2018 USD Term Loan B, 6.39%, (1 Month USD LIBOR + 1.75%), 03/27/25 (a)	1,488	1,478
Clydesdale Acquisition Holdings Inc
Term Loan B, 8.89%, (1 Month Term SOFR + 4.17%), 03/30/29 (a)	5,707	5,566
Discovery Purchaser Corporation
Term Loan, 8.96%, (SOFR + 4.38%), 08/04/29 (a)	998	943
Eastman Chemical Company
2021 Term Loan B, 9.98%, (1 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,071	3,667
GEON Performance Solutions, LLC
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 08/10/28 (a)	3,024	2,975
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 8.49%, (SOFR + 3.50%), 07/29/26 (a)	992	978
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 8.71%, (SOFR + 3.75%), 03/01/30 (a)	1,445	1,439
Ineos US Finance LLC
2022 USD Term Loan B, 0.00%, (SOFR + 3.75%), 11/02/27 (a) (c)	4,644	4,631
2022 USD Term Loan B, 8.47%, (SOFR + 3.75%), 11/02/27 (a)	1,356	1,352
2023 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/09/30 (a) (c)	165	164
2023 USD Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 02/09/30 (a)	810	805
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.82%, (SOFR + 4.75%), 02/04/26 (a)	7,528	6,901
Koppers Inc
2023 Term Loan B, 0.00%, (SOFR + 4.00%), 03/10/30 (a) (c) (d)	420	411
Lonza Group AG
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,323	8,617
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	2,818	2,807
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 08/15/25 (a)	1,624	1,565
2019 Term Loan, 9.38%, (1 Month USD LIBOR + 4.75%), 07/24/26 (a) (b)	986	955
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/22/28 (a)	996	896
Nouryon Finance B.V.
2023 Term Loan, 0.00%, (SOFR + 4.00%), 03/02/28 (a) (c)	2,665	2,655
Olympus Water US Holding Corporation
2022 Incremental Term Loan, 9.18%, (3 Month Term SOFR + 4.50%), 11/09/28 (a)	992	949
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.23%, (3 Month USD LIBOR + 3.50%), 11/30/27 (a)	995	971
Plaze, Inc.
2019 Term Loan B, 8.13%, (Prime + 2.50%), 07/17/26 (a)	1,833	1,680
2020 Incremental Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 08/03/26 (a)	982	901
PMHC II, Inc.
2022 Term Loan B, 9.08%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	2,751	2,416
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.02%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	5,704	4,731
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 8.79%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	2,585	2,055
2021 1st Lien Term Loan, 9.01%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	859	683
2021 2nd Lien Term Loan, 11.54%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	619
2021 2nd Lien Term Loan, 11.76%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	619
Proampac PG Borrower LLC
2020 Term Loan, 0.00%, (Prime + 2.75%), 11/03/25 (a) (c)	1,300	1,267
2020 Term Loan, 8.50%, (Prime + 2.75%), 11/03/25 (a)	486	474
2020 Term Loan, 8.58%, (Prime + 2.75%), 11/03/25 (a)	1,473	1,436

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
2020 Term Loan, 8.65%, (Prime + 2.75%), 11/03/25 (a)	29	29
RelaDyne Inc.
2023 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 12/23/28 (a) (c)	3,500	3,382
2022 Term Loan B, 8.87%, (SOFR + 4.25%), 01/25/29 (a)	1,489	1,420
Reynolds Group Holdings Inc.
2020 Term Loan B2, 7.88%, (1 Month USD LIBOR + 3.25%), 02/03/26 (a)	2,712	2,699
RLG Holdings, LLC
2021 Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 07/02/28 (a)	3,184	3,063
2021 2nd Lien Term Loan, 12.13%, (1 Month USD LIBOR + 7.50%), 07/02/29 (a) (e)	1,000	900
Spa Holdings 3 Oy
USD Term Loan B, 8.47%, (3 Month USD LIBOR + 3.75%), 03/18/28 (a)	300	292
Spectrum Holdings III Corp.
1st Lien Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 01/26/25 (a)	4,640	4,320
Titan Acquisition Limited
2018 Term Loan B, 8.15%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	3,629	3,431
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 7.98%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	4,407	4,365
2021 Incremental Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	2,156	2,079
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.86%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	3,383	3,243
Wilsonart LLC
2021 Term Loan E, 7.98%, (3 Month USD LIBOR + 3.25%), 12/19/26 (a)	6,977	6,702
		104,646
Health Care 6.8%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.98%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	9,028	6,574
ADMI Corp.
2021 Incremental Term Loan B3, 8.38%, (1 Month USD LIBOR + 3.75%), 12/23/27 (a)	2,482	2,299
Amneal Pharmaceuticals LLC
2018 Term Loan B, 8.19%, (1 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,691	1,604
2018 Term Loan B, 8.25%, (1 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,653	1,567
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 8.50%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	8	7
2019 USD Term Loan B2, 8.68%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,090	2,780
Avantor Funding, Inc.
2021 Term Loan B5, 6.88%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	482	481
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 10.75%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a)	2,991	2,876
CNT Holdings I Corp
2020 Term Loan, 8.13%, (SOFR + 3.50%), 10/16/27 (a)	3,323	3,263
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.20%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	3,446	2,404
2020 Term Loan B, 9.24%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	3,968	2,764
Help At Home, Inc.
2022 Incremental Term Loan, 0.00%, (SOFR + 5.00%), 10/29/27 (a) (c)	140	136
II-VI Incorporated
2022 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 12/08/28 (a)	958	947
Insulet Corporation
Term Loan B, 0.00%, (SOFR + 3.25%), 04/29/28 (a) (c)	25	25
Term Loan B, 7.98%, (SOFR + 3.25%), 04/29/28 (a)	721	719
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.13%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	895	890
Knight Health Holdings LLC
Term Loan B, 9.88%, (1 Month USD LIBOR + 5.25%), 12/15/28 (a)	7,031	3,516
MED ParentCo LP
1st Lien Term Loan, 8.88%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	992	868
Medline Borrower, LP
USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	7,967	7,759
National Mentor Holdings, Inc.
2021 Term Loan, 8.47%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,351	1,784
2021 Term Loan, 8.48%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	2,878	2,184
2021 Term Loan C, 8.48%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	127
Owens & Minor, Inc.
2022 Term Loan B, 7.83%, (6 Month Term SOFR + 3.75%), 03/23/29 (a)	1,264	1,254
2022 Term Loan B, 8.47%, (6 Month Term SOFR + 3.75%), 03/23/29 (a)	2,511	2,492
Padagis LLC
Term Loan B, 9.54%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	4,000	3,637
Phoenix Guarantor Inc
2020 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 03/05/26 (a)	1,596	1,552
2021 Term Loan B3, 8.13%, (1 Month USD LIBOR + 3.50%), 03/05/26 (a)	1,995	1,943
Radiology Partners Inc
2018 1st Lien Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	6,305	5,061
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 8.58%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,000	3,803
Surgery Center Holdings, Inc.
2021 Term Loan, 8.46%, (1 Month USD LIBOR + 3.75%), 08/31/26 (a)	4,365	4,334
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.91%, (1 Month USD LIBOR + 4.25%), 09/22/28 (a)	5,470	5,264
United PF Holdings, LLC
2019 1st Lien Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 12/30/26 (a)	992	805
Upstream Rehabilition, Inc.
2021 Term Loan, 9.09%, (SOFR + 4.25%), 11/20/26 (a)	4,137	3,245
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 10.33%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	4,328	2,843
		81,807
Financials 5.2%
Acrisure, LLC
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,004	3,867
2021 Incremental Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	493	480
2021 First Lien Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,627	1,590
2022 Incremental Term Loan, 10.45%, (SOFR + 5.75%), 02/15/27 (a)	474	469
Advisor Group, Inc.
2021 Term Loan, 9.13%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	2,444	2,400
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.28%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	1,241	1,225
AmWINS Group, Inc.
2023 Incremental Term Loan B, 7.41%, (1 Month Term SOFR + 2.75%), 02/19/28 (a)	175	173
Aretec Group, Inc.
2018 Term Loan , 8.81%, (SOFR + 4.25%), 08/15/25 (a)	2,381	2,361
2023 Incremental Term Loan, 0.00%, (SOFR + 4.50%), 03/08/30 (a) (c)	130	128

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Asurion LLC
2020 Term Loan B8, 7.88%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	4,532	4,195
2021 2nd Lien Term Loan B3, 9.88%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	3,500	2,901
2023 Term Loan B11, 8.91%, (3 Month Term SOFR + 4.25%), 08/19/28 (a)	140	129
2021 Second Lien Term Loan B4, 9.88%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	4,500	3,699
Chamberlain Group Inc
Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 10/22/28 (a)	3,950	3,789
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.10%, (SOFR + 5.25%), 02/03/28 (a)	5,462	5,206
Citadel Securities LP
2021 Term Loan B, 7.06%, (SOFR + 2.50%), 02/01/28 (a)	995	984
Hub International Limited
2021 Term Loan B, 7.95%, (3 Month USD LIBOR + 3.25%), 04/25/25 (a)	6	6
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 3.25%), 04/25/25 (a)	2,475	2,466
2022 Term Loan B, 8.69%, (3 Month Term SOFR + 4.00%), 10/31/29 (a)	205	204
Hudson River Trading LLC
2021 Term Loan, 0.00%, (SOFR + 3.00%), 03/17/28 (a) (c)	1,000	932
2021 Term Loan, 7.73%, (SOFR + 3.00%), 03/17/28 (a)	3,960	3,692
Jane Street Group, LLC
2021 Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 01/21/28 (a)	5,980	5,872
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.20%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	2,795	2,388
PECF USS Intermediate Holding III Corporation
Term Loan B, 8.88%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	7,580	6,355
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 02/16/28 (a)	4,957	4,888
USI, Inc.
2022 Incremental Term Loan, 8.33%, (3 Month Term SOFR + 3.75%), 11/16/29 (a)	992	988
VFH Parent LLC
2022 Term Loan B, 7.86%, (SOFR + 3.00%), 01/07/29 (a)	990	952
Walker & Dunlop, Inc.
2023 Incremental Term Loan B, 7.72%, (SOFR + 3.00%), 12/14/28 (a)	260	256
		62,595
Consumer Staples 3.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/19/25 (a)	1,984	1,741
2021 Incremental Term Loan, 9.37%, (1 Month USD LIBOR + 4.75%), 10/01/25 (a)	1,950	1,722
Anastasia Parent, LLC
2018 Term Loan B, 8.48%, (3 Month USD LIBOR + 3.75%), 08/03/25 (a)	995	783
BCPE North Star US HoldCo 2, Inc.
Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	4,456	4,077
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 7.45%, (SOFR + 2.75%), 01/26/24 (a)	255	255
Chobani, LLC
2020 Term Loan B, 8.13%, (SOFR + 3.50%), 10/20/27 (a)	992	982
Del Monte Foods, Inc.
2022 Term Loan, 8.94%, (1 Month Term SOFR + 4.25%), 02/15/29 (a)	998	969
Diamond (BC) B.V.
2021 Term Loan B, 7.58%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	992	988
Embecta Corp
Term Loan B, 7.79%, (6 Month Term SOFR + 3.00%), 01/27/29 (a)	379	372
H Food Holdings LLC
2018 Term Loan B, 8.32%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	5,171	4,414
kdc/one Development Corporation, Inc.
2020 Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 12/21/25 (a)	995	961
Naked Juice LLC
Term Loan, 7.93%, (SOFR + 3.25%), 01/20/29 (a) (b)	3,476	3,048
2nd Lien Term Loan, 10.68%, (SOFR + 6.00%), 01/25/30 (a)	5,023	3,746
Olaplex, Inc
2022 Term Loan, 8.20%, (SOFR + 3.50%), 02/17/29 (a)	3,984	3,543
Primary Products Finance LLC
Term Loan, 8.74%, (3 Month USD LIBOR + 4.00%), 10/25/28 (a)	5,985	5,883
Restaurant Technologies, Inc.
2022 Term Loan B, 8.83%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	249	246
Shearer's Foods, Inc.
2021 Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	4,718	4,600
Sigma Bidco B.V.
2018 USD Term Loan B2, 7.46%, (SOFR + 3.00%), 03/07/25 (a)	5,078	4,840
WOOF Holdings, Inc
1st Lien Term Loan, 8.53%, (1 Month USD LIBOR + 3.75%), 12/16/27 (a)	992	948
Zep Inc.
2017 1st Lien Term Loan, 8.73%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,072
		46,190
Energy 2.3%
AL NGPL Holdings, LLC
Term Loan B, 8.38%, (SOFR + 3.75%), 04/16/28 (a)	2,770	2,736
Array Technologies, Inc.
Term Loan B, 8.17%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	1,398	1,368
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.12%, (SOFR + 3.50%), 10/31/26 (a) (b)	7,455	7,378
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (1 Month USD LIBOR + 0.00%), 09/01/26 (a) (d)	575	546
CQP Holdco LP
2021 Term Loan B, 8.48%, (3 Month USD LIBOR + 3.50%), 05/26/28 (a)	6,499	6,441
Delek US Holdings, Inc.
2022 Term Loan B, 8.22%, (SOFR + 3.50%), 11/10/29 (a)	623	606
ITT Holdings LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 07/30/28 (a) (c)	900	873
Medallion Midland Acquisition, LLC
2021 Term Loan, 8.59%, (3 Month Term SOFR + 3.75%), 10/18/28 (a)	2,680	2,639
Par Petroleum, LLC
2023 Term Loan B, 9.24%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	195	191
Traverse Midstream Partners LLC
2017 Term Loan, 8.73%, (SOFR + 3.75%), 09/22/24 (a)	5,235	5,139
		27,917
Utilities 1.1%
Helix Gen Funding, LLC
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,290	5,228
Pacific Gas & Electric Company
2020 Term Loan, 7.69%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	8,497	8,460
		13,688

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 08/15/25 (a)	418	407
2023 Term Loan, 7.97%, (SOFR + 3.25%), 01/31/30 (a)	528	508
		915
Total Senior Floating Rate Instruments (cost $1,178,340)		1,105,807
CORPORATE BONDS AND NOTES 4.2%
Energy 1.0%
Antero Midstream Partners LP
5.75%, 03/01/27 (f)	2,680	2,618
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	3,760	3,633
Citgo Petroleum Corporation
7.00%, 06/15/25 (f)	120	119
6.38%, 06/15/26 (f)	45	44
Energy Transfer LP
8.89%, (3 Month USD LIBOR + 4.03%), (100, 04/28/23) (a) (g)	315	282
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (f)	2,885	2,684
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	90	87
6.50%, 09/30/26 (f)	95	87
USA Compression Finance Corp.
6.88%, 09/01/27	2,060	1,969
		11,523
Communication Services 0.9%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (f)	1,614	1,209
Dish Network Corporation
11.75%, 11/15/27 (f)	420	404
iHeartCommunications, Inc.
8.38%, 05/01/27	710	516
Iliad Holding
7.00%, 10/15/28 (f)	2,936	2,785
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	2,064	1,949
Liberty Media Corporation
8.25%, 02/01/30	1,745	438
Stagwell Inc.
5.63%, 08/15/29 (f)	1,805	1,584
Telesat Canada
6.50%, 10/15/27 (f)	2,102	635
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (f)	1,132	856
		10,376
Financials 0.8%
Acrisure, LLC
7.00%, 11/15/25 (f)	2,125	1,989
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	365	364
Bank of America Corporation
6.25%, (100, 09/05/24) (g)	270	264
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,483
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (f)	3,000	2,388
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (f)	2,348	2,099
		9,587
Industrials 0.6%
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (f)	2,577	2,580
Rolls-Royce PLC
5.75%, 10/15/27 (f)	2,730	2,732
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	621	595
4.63%, 04/15/29 (f)	856	774
		6,681
Consumer Discretionary 0.5%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (f)	165	168
Carnival Corporation
7.63%, 03/01/26 (f)	1,345	1,227
5.75%, 03/01/27 (f)	1,470	1,207
Macys Retail Holdings
5.88%, 03/15/30 (f)	2,675	2,367
PM General Purchaser LLC
9.50%, 10/01/28 (f)	1,489	1,367
Rivian Holdings LLC
10.54%, (6 Month USD LIBOR + 6.00%), 10/15/26 (a) (f)	5	5
Univision Communications Inc.
6.63%, 06/01/27 (f)	35	33
		6,374
Health Care 0.3%
DaVita Inc.
3.75%, 02/15/31 (f)	3,250	2,561
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	588	616
8.13%, 09/15/31	627	658
		3,835
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (f)	1,062	843
Information Technology 0.0%
AMS-Osram AG
7.00%, 07/31/25 (f)	482	451
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	270	222
Total Corporate Bonds And Notes (cost $54,566)		49,892
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	113	135
iHeartMedia, Inc. - Class A (h)	48	187
		322
Financials 0.0%
AFGlobal Corporation (d) (i)	39	20
Freedom Group Inc. (d) (h)	57	—
Health Care 0.0%
Inotiv, Inc. (h)	3	13
Energy 0.0%
Vantage Drilling International (h)	1	8
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (d) (h)	21	4
Total Common Stocks (cost $7,579)		367
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (d) (h) (j)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund, 4.48% (k) (l)	40,259	40,259
Total Short Term Investments (cost $40,274)		40,259
Total Investments 99.6% (cost $1,280,759)		1,196,325
Other Assets and Liabilities, Net 0.4%		4,427
Total Net Assets 100.0%		1,200,752

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $42,444 and 3.5% of the Fund.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	20	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,104,850	957	1,105,807
Corporate Bonds And Notes	—	49,892	—	49,892
Common Stocks	343	—	24	367
Other Equity Interests	—	—	—	—
Short Term Investments	40,259	—	—	40,259
	40,602	1,154,742	981	1,196,325

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 88.6%
Energy 14.7%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	3,459	3,378
5.38%, 06/15/29 (a)	2,422	2,281
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	12,335	11,920
Bip-V Chinook
5.50%, 06/15/31 (a)	13,451	12,088
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	2,705	2,685
6.63%, 07/15/26 (a)	1,772	1,734
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	1,992
5.60%, 10/15/44	1,477	1,050
Callon Petroleum Company
6.38%, 07/01/26 (b)	8,134	7,750
7.50%, 06/15/30 (a) (b)	739	694
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	5,545	4,584
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,519
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	5,236	4,959
DT Midstream, Inc.
4.38%, 06/15/31 (a)	982	854
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,760	6,575
Energean Israel Finance Ltd
4.88%, 03/30/26 (c)	11,031	10,204
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	1,017	897
6.75%, (100, 05/15/25) (d)	3,033	2,677
7.13%, (100, 05/15/30) (d)	2,228	1,868
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	953	964
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,380
7.50%, 06/01/27 (a)	2,337	2,346
4.50%, 01/15/29 (a)	7,249	6,164
4.75%, 01/15/31 (a)	2,846	2,363
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	8,688
5.75%, 02/01/29 (a)	1,909	1,776
6.00%, 04/15/30 (a)	2,179	2,010
Husky Energy Inc.
13.00%, 02/15/25 (a) (e)	10,219	8,635
ITT Holdings LLC
6.50%, 08/01/29 (a)	9,953	8,395
Kinetik Holdings LP
5.88%, 06/15/30 (a)	6,030	5,802
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	3,011	2,766
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	4,629	4,533
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,243
5.63%, 04/28/27	4,458	4,235
Occidental Petroleum Corporation
6.95%, 07/01/24	3,166	3,210
8.88%, 07/15/30	2,690	3,125
6.45%, 09/15/36	1,648	1,734
7.95%, 06/15/39	1,858	2,103
6.60%, 03/15/46	715	752
PDV America, Inc.
9.25%, 08/01/24 (a)	4,705	4,716
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	5,117	5,091
Southwestern Energy Company
8.38%, 09/15/28	3,143	3,305
5.38%, 03/15/30	5,580	5,240
4.75%, 02/01/32	5,964	5,270
Tap Rock Resources, LLC
7.00%, 10/01/26 (a)	3,659	3,216
Transocean Inc
8.00%, 02/01/27 (a)	4,055	3,623
8.75%, 02/15/30 (a)	1,544	1,575
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	5,336	5,471
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	3,713	3,567
Var Energi ASA
8.00%, 11/15/32 (a)	3,460	3,704
Western Midstream Operating, LP
6.15%, 04/01/33	1,040	1,054
		204,765
Communication Services 14.2%
Altice Financing S.A.
5.75%, 08/15/29 (a)	13,065	10,389
Altice France
6.00%, 02/15/28 (a) (b)	1,901	1,208
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (a)	9,473	7,454
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (e) (f)	2,099	1,332
7.50%, 02/15/29 (a)	5,429	3,752
CCO Holdings, LLC
5.38%, 06/01/29 (a)	19,166	17,605
4.25%, 02/01/31 - 01/15/34 (a)	8,757	7,001
4.75%, 02/01/32 (a)	3,273	2,755
4.50%, 05/01/32	2,702	2,207
Clear Channel International B.V.
6.63%, 08/01/25 (a) (b)	1,289	1,261
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	3,743	2,805
7.50%, 06/01/29 (a) (b)	4,762	3,394
Connect Finco SARL
6.75%, 10/01/26 (a)	3,945	3,712
CSC Holdings, LLC
5.38%, 02/01/28 (a) (b)	1,959	1,609
7.50%, 04/01/28 (a) (b)	5,926	3,774
4.13%, 12/01/30 (a)	1,460	1,048
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (g) (h)	2,349	127
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	10,059	9,111
DISH DBS Corporation
7.75%, 07/01/26	8,606	5,680
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	3,315	3,300
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	3,082	2,675
Gray Television, Inc.
5.38%, 11/15/31 (a)	9,030	5,924
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,568
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,137
8.38%, 05/01/27 (b)	3,936	2,861
5.25%, 08/15/27 (a)	2,751	2,248
Iliad Holding
7.00%, 10/15/28 (a)	9,981	9,466
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	7,163	6,764
5.13%, 07/15/29 (a)	6,701	5,730
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	6,114	3,445
3.63%, 01/15/29 (a)	3,743	2,066
3.88%, 11/15/29 (a)	6,395	4,626
Liberty Media Corporation
8.25%, 02/01/30	6,661	1,674
Lumen Technologies Inc.
7.60%, 09/15/39	903	345
News Corporation
3.88%, 05/15/29 (a)	3,038	2,698
5.13%, 02/15/32 (a)	1,032	967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	11,072	4,565
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	4,209	3,441
3.88%, 09/01/31 (a)	7,126	5,540
Sprint Capital Corporation
6.88%, 11/15/28	1,622	1,743
Sprint Corporation
7.13%, 06/15/24	6,750	6,869
Stagwell Inc.
5.63%, 08/15/29 (a)	10,981	9,637
Telecom Italia SPA
5.30%, 05/30/24 (a)	308	302
Telesat Canada
5.63%, 12/06/26 (a)	5,387	2,826
6.50%, 10/15/27 (a)	6,349	1,919
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	3,880	2,934
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	6,525	5,600
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	9,963	8,538
		198,632
Consumer Discretionary 13.4%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	2,227	2,147
Bath & Body Works, Inc.
7.50%, 06/15/29 (b)	2,641	2,694
6.88%, 11/01/35	2,309	2,088
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,550	3,611
Carnival Corporation
7.63%, 03/01/26 (a) (b)	6,606	6,027
5.75%, 03/01/27 (a)	11,706	9,613
9.88%, 08/01/27 (a)	10,143	10,443
4.00%, 08/01/28 (a)	1,298	1,118
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	4,653	4,442
Clarios Global LP
8.50%, 05/15/27 (a)	6,927	6,952
Dana Incorporated
5.38%, 11/15/27	1,146	1,083
5.63%, 06/15/28 (b)	2,410	2,263
4.25%, 09/01/30	362	295
4.50%, 02/15/32	6,920	5,582
EG Global Finance PLC
8.50%, 10/30/25 (a)	4,993	4,668
Ford Motor Company
6.63%, 10/01/28	2,051	2,101
9.63%, 04/22/30	2,174	2,518
5.29%, 12/08/46	1,388	1,132
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	9,725	9,238
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	1,714	1,520
4.88%, 07/01/31 (a)	4,133	3,531
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (e)	6,567	5,800
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	8,802	7,690
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,835	3,749
5.50%, 07/15/29 (a)	6,265	4,916
KB Home
7.25%, 07/15/30	2,745	2,788
Macys Retail Holdings
5.88%, 03/15/30 (a)	3,918	3,468
6.13%, 03/15/32 (a)	5,762	5,069
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	3,685	3,070
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	7,284	5,384
MCE Finance Limited
5.38%, 12/04/29 (a)	8,381	6,834
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	4,766	4,146
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,525	2,519
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	3,560	3,342
Odeon Finco PLC
12.75%, 11/01/27 (a) (b)	2,151	1,991
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,315	6,193
PM General Purchaser LLC
9.50%, 10/01/28 (a)	7,671	7,045
QVC, Inc.
5.45%, 08/15/34	4,211	1,573
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	3,596	3,618
Sands China Ltd.
3.35%, 03/08/29 (f) (i)	4,570	3,807
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	1,000	990
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,336
Staples, Inc.
7.50%, 04/15/26 (a)	6,447	5,648
TKC Holdings, Inc.
6.88%, 05/15/28 (a) (b)	2,405	2,043
10.50%, 05/15/29 (a)	4,650	2,908
Travel + Leisure Co.
6.00%, 04/01/27 (f) (i)	158	157
4.50%, 12/01/29 (a)	3,236	2,820
4.63%, 03/01/30 (a)	2,913	2,507
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,289	2,239
		186,716
Financials 11.9%
Acrisure, LLC
7.00%, 11/15/25 (a)	5,240	4,905
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	5,718	5,804
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,535	1,545
Citigroup Inc.
5.00%, (100, 09/12/24) (d)	5,806	5,418
7.38%, (100, 05/15/28) (d)	3,520	3,463
Corebridge Financial, Inc.
6.88%, 12/15/52 (a)	3,720	3,292
Credit Suisse Group AG
6.44%, 08/11/28 (a) (j)	3,750	3,717
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	315	311
Deutsche Bank Aktiengesellschaft
6.72%, 01/18/29 (j)	3,870	3,853
4.88%, 12/01/32	12,015	9,784
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	5,551
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,333	2,253
5.13%, 06/16/25	2,122	2,076
4.27%, 01/09/27	5,000	4,656
4.95%, 05/28/27	650	620
4.13%, 08/17/27	1,930	1,767
3.82%, 11/02/27	1,023	917
7.35%, 11/04/27	1,646	1,698
4.00%, 11/13/30	9,813	8,372
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,473
Icahn Enterprises L.P.
6.25%, 05/15/26	11,419	11,234
5.25%, 05/15/27	4,778	4,481
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	1,263	909
Markel Corporation
6.00%, (100, 06/01/25) (d)	4,653	4,464

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Navient Corporation
6.13%, 03/25/24	5,433	5,358
NFP Corp.
6.88%, 08/15/28 (a)	3,899	3,349
7.50%, 10/01/30 (a)	2,488	2,403
OneMain Finance Corporation
6.13%, 03/15/24	1,580	1,539
3.50%, 01/15/27	5,761	4,840
3.88%, 09/15/28	2,710	2,144
5.38%, 11/15/29	2,550	2,145
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	5,681	5,305
5.75%, 09/15/31 (a)	9,451	7,616
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,722	4,721
Stena International S.A R.L.
6.13%, 02/01/25 (a)	7,457	7,200
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (d)	4,755	4,404
The Toronto-Dominion Bank
8.13%, 10/31/82 (j)	3,217	3,273
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	3,344	3,271
UBS Group AG
4.88%, (100, 02/12/27) (a) (d)	5,602	4,351
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	2,385	2,301
6.38%, 02/01/30 (a)	5,623	5,027
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	2,475	2,105
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		166,915
Industrials 11.7%
Air Canada
3.88%, 08/15/26 (a)	3,835	3,484
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	9,515	8,862
Bombardier Inc.
7.50%, 03/15/25 (a)	721	723
7.13%, 06/15/26 (a)	5,514	5,556
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	16,964	14,667
Chart Industries, Inc.
7.50%, 01/01/30 (a)	1,767	1,826
9.50%, 01/01/31 (a)	1,472	1,553
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)	2,813	2,707
8.75%, 04/15/30 (a)	6,655	5,942
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,383
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	10,808	10,821
9.75%, 08/01/27 (a)	1,000	1,055
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,798	4,169
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,322	4,758
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	10,014	8,610
Labl, Inc.
9.50%, 11/01/28 (a)	2,038	2,054
Masonite International Corporation
5.38%, 02/01/28 (a)	1,599	1,527
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (a)	7,300	7,297
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	3,874	3,296
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (b)	8,298	6,567
Rand Parent LLC
8.50%, 02/15/30 (a)	3,496	3,286
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (i)	3,540	3,553
Rolls-Royce PLC
5.75%, 10/15/27 (a)	7,560	7,564
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	4,145	3,745
Summit Materials, LLC
5.25%, 01/15/29 (a)	3,952	3,750
Terex Corporation
5.00%, 05/15/29 (a)	4,442	4,128
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,180
6.25%, 03/15/26 (a)	9,550	9,558
6.75%, 08/15/28 (a)	3,566	3,602
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,866
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	7,897
4.50%, 08/15/29 (a)	1,620	1,478
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	8,437	7,631
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	4,891
		162,986
Health Care 6.9%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	3,621	2,346
Centene Corporation
2.50%, 03/01/31	1,963	1,592
DaVita Inc.
3.75%, 02/15/31 (a)	12,835	10,113
IQVIA Inc.
5.00%, 05/15/27 (a)	3,764	3,687
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (a)	6,436	6,102
9.75%, 12/01/26 (a)	3,200	2,587
4.38%, 02/15/27 (a)	2,531	2,071
5.38%, 01/15/29 (a)	3,425	2,094
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	2,525	2,144
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	3,714	3,222
5.25%, 10/01/29 (a) (b)	4,029	3,496
Organon & Co.
4.13%, 04/30/28 (a)	1,585	1,459
5.13%, 04/30/31 (a)	6,530	5,796
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (b)	10,884	9,345
Perrigo Finance Unlimited Company
4.40%, 06/15/30 (f) (i)	4,024	3,605
Royalty Pharma PLC
2.20%, 09/02/30	4,575	3,733
Tenet Healthcare Corporation
4.88%, 01/01/26	6,241	6,118
4.63%, 06/15/28 (c)	1,110	1,031
6.13%, 10/01/28	7,956	7,586
4.25%, 06/01/29	4,202	3,797
4.38%, 01/15/30	2,480	2,226
6.13%, 06/15/30 (a)	5,407	5,341
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29 (b)	1,811	1,897
8.13%, 09/15/31 (b)	4,809	5,050
		96,438
Consumer Staples 6.0%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	6,710	5,808
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,686
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	2,318	1,919
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,715

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Marb Bondco PLC
3.95%, 01/29/31 (a)	8,804	6,707
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	7,606	4,704
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,659	4,559
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (a)	2,994	2,997
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	9,946	9,218
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,711
4.25%, 04/15/31	12,586	10,984
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	3,289	2,949
6.25%, 01/15/28 (a)	5,179	4,863
Safeway Inc.
5.88%, 02/15/28 (a)	3,519	3,497
3.50%, 03/15/29 (a)	4,054	3,527
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	4,961	3,936
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,099	5,660
		84,440
Information Technology 4.3%
Alteryx, Inc.
8.75%, 03/15/28 (a)	4,645	4,673
AMS-Osram AG
7.00%, 07/31/25 (a) (b)	8,713	8,153
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	1,197	1,082
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,590
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,511	3,385
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	3,088	2,914
5.95%, 06/15/30 (a)	6,521	6,319
Entegris, Inc.
4.38%, 04/15/28 (a)	1,965	1,783
Goto Group, Inc.
5.50%, 09/01/27 (a)	6,282	3,239
NCR Corporation
5.75%, 09/01/27 (a)	3,590	3,524
5.13%, 04/15/29 (a)	4,015	3,482
6.13%, 09/01/29 (a) (b)	3,510	3,463
Open Text Corporation
3.88%, 02/15/28 (a)	3,265	2,915
3.88%, 12/01/29 (a)	4,881	4,112
4.13%, 02/15/30 (a)	4,683	4,018
ViaSat, Inc.
5.63%, 09/15/25 (a)	5,106	4,843
6.50%, 07/15/28 (a)	1,591	1,168
		60,663
Materials 3.3%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	4,899	3,690
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (d)	3,510	3,503
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,847
6.88%, 10/15/27 (a)	12,794	12,379
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	5,205	4,991
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,529
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	5,510	4,644
Olin Corporation
5.63%, 08/01/29	5,295	5,187
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	951	847
Sealed Air Corporation
6.13%, 02/01/28 (a)	1,347	1,363
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	5,105	3,043
		46,023
Utilities 1.9%
Calpine Corporation
4.50%, 02/15/28 (a)	2,667	2,473
5.13%, 03/15/28 (a)	4,635	4,245
5.00%, 02/01/31 (a)	2,513	2,129
Pacific Gas & Electric Company
3.25%, 06/01/31	4,480	3,807
5.90%, 06/15/32	2,040	2,040
6.15%, 01/15/33	1,189	1,221
PG&E Corporation
5.00%, 07/01/28 (b)	2,093	1,977
TransAlta Corporation
7.75%, 11/15/29	976	1,026
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	1,550	1,506
5.00%, 07/31/27 (a)	2,859	2,702
4.38%, 05/01/29 (a)	3,222	2,869
4.30%, 07/15/29 (a)	1,033	925
		26,920
Real Estate 0.3%
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (a)	4,834	4,348
Total Corporate Bonds And Notes (cost $1,349,106)		1,238,846
SENIOR FLOATING RATE INSTRUMENTS 3.9%
Communication Services 2.2%
888 Acquisitions Limited
USD Term Loan B, 9.93%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	3,991	3,333
Allen Media, LLC
2021 Term Loan B, 10.23%, (3 Month USD LIBOR + 5.50%), 02/10/27 (e) (k)	5,019	4,341
GOGO Intermediate Holdings LLC
Term Loan B, 8.58%, (3 Month Term SOFR + 3.75%), 04/21/28 (k)	4,511	4,471
Great Outdoors Group, LLC
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	7,314	7,209
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (k)	4,126	4,075
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	4,959	3,511
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	3,842	3,837
		30,777
Information Technology 1.0%
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	2,725	2,317
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/08/26 (k)	2,187	2,012
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,442	4,377
Roper Industrial Products Investment Company LLC
USD Term Loan , 8.93%, (SOFR + 4.50%), 11/22/29 (k)	2,715	2,691
Verifone Systems, Inc.
2018 1st Lien Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,497	2,131
		13,528
Materials 0.3%
Lonza Group AG
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k)	2,500	2,311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
PMHC II, Inc.
2022 Term Loan B, 9.08%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	2,388	2,097
		4,408
Consumer Discretionary 0.2%
Michaels Companies, Inc.
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,906	3,576
Financials 0.2%
Advisor Group, Inc.
2021 Term Loan, 9.13%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,820	2,769
Total Senior Floating Rate Instruments (cost $58,450)		55,058
INVESTMENT COMPANIES 0.8%
iShares Broad USD High Yield Corporate Bond ETF (b)	325	11,554
Total Investment Companies (cost $13,361)		11,554
GOVERNMENT AND AGENCY OBLIGATIONS 0.5%
Sovereign 0.5%
Presidencia de la Republica de Colombia
7.50%, 02/02/34	7,199	7,052
Total Government And Agency Obligations (cost $7,186)		7,052
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	87	3,004
Prairie Provident Resources Inc. (g)	224	15
Vantage Drilling International (g)	2	34
		3,053
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	335	402
Dish Network Corporation - Class A (g)	11	104
iHeartMedia, Inc. - Class A (g)	141	549
		1,055
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (g) (l)	69	1,033
Materials 0.0%
WestRock Company	—	3
Information Technology 0.0%
New Cotai LLC (g) (l)	—	—
Total Common Stocks (cost $10,168)		5,144
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (l) (m)	56,599	—
White Star Petroleum, LLC (g) (l) (m)	5,000	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.4%
Investment Companies 4.3%
JNL Government Money Market Fund, 4.48% (n) (o)	59,886	59,886
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (n) (o)	29,162	29,162
Total Short Term Investments (cost $89,048)		89,048
Total Investments 100.6% (cost $1,527,319)		1,406,702
Other Assets and Liabilities, Net (0.6)%		(7,749)
Total Net Assets 100.0%		1,398,953

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $945,252 and 67.6% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(g) Non-income producing security.

(h) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	10,839	10,204	0.7
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	1,007	1,031	0.1
		11,846	11,235	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,238,846	—	1,238,846
Senior Floating Rate Instruments	—	55,058	—	55,058
Investment Companies	11,554	—	—	11,554
Government And Agency Obligations	—	7,052	—	7,052
Common Stocks	4,111	—	1,033	5,144
Other Equity Interests	—	—	—	—
Short Term Investments	89,048	—	—	89,048
	104,713	1,300,956	1,033	1,406,702

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 42.6%
Financials 13.7%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,681	4,201
3.00%, 10/29/28	5,715	4,984
3.30%, 01/30/32	472	390
Aon Corporation
5.35%, 02/28/33	1,838	1,905
Bank of America Corporation
3.56%, 04/23/27	7,453	7,103
1.73%, 07/22/27	2,517	2,253
4.27%, 07/23/29	8,415	8,086
2.59%, 04/29/31	3,440	2,914
2.68%, 06/19/41	2,380	1,684
Barclays PLC
3.56%, 09/23/35 (a)	4,931	3,851
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,590	1,829
BlackRock, Inc.
2.10%, 02/25/32	5,275	4,420
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (b)	2,225	1,691
Blackstone Private Credit Fund
3.25%, 03/15/27	1,698	1,441
Blackstone Secured Lending Fund
2.85%, 09/30/28	2,768	2,253
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	2,547	2,377
3.52%, 10/27/28	2,978	2,789
3.98%, 03/20/30	1,165	1,089
2.67%, 01/29/31	3,297	2,820
6.27%, 11/17/33	2,850	3,082
CNO Global Funding
2.65%, 01/06/29 (b)	2,310	2,010
Credit Suisse AG
4.75%, 08/09/24	2,059	1,989
5.00%, 07/09/27	4,710	4,531
Credit Suisse Group AG
6.50%, 08/08/23 (a) (b)	2,150	2,053
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (a)	3,544	2,586
F&G Global Funding
2.00%, 09/20/28 (b)	3,255	2,753
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,805
4.13%, 08/17/27	382	350
3.82%, 11/02/27	4,056	3,635
7.35%, 11/04/27 - 03/06/30	8,846	9,116
FS KKR Capital Corp.
3.40%, 01/15/26	4,339	3,909
Icahn Enterprises L.P.
4.75%, 09/15/24	504	494
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,160	980
JPMorgan Chase & Co.
5.55%, 12/15/25	3,545	3,571
2.01%, 03/13/26	2,905	2,738
2.07%, 06/01/29	4,261	3,690
2.74%, 10/15/30	2,970	2,592
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (b)	2,227	2,144
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (c)	2,102	1,913
LSEGA Financing PLC
2.50%, 04/06/31 (b)	604	516
3.20%, 04/06/41 (b)	566	432
Markel Corporation
6.00%, (100, 06/01/25) (c)	4,920	4,721
Morgan Stanley
0.99%, 12/10/26	2,030	1,808
3.59%, 07/22/28	3,155	2,985
5.12%, 02/01/29	2,444	2,459
3.62%, 04/01/31	1,058	965
2.51%, 10/20/32	1,473	1,206
6.34%, 10/18/33	3,737	4,083
2.48%, 09/16/36	3,210	2,429
5.95%, 01/19/38	2,143	2,126
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	5,000	5,331
4.75%, 04/30/43	1,071	1,030
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	3,315	3,338
NatWest Markets PLC
1.60%, 09/29/26 (b)	7,123	6,215
New York Life Global Funding
4.85%, 01/09/28 (b)	3,404	3,455
1.20%, 08/07/30 (b)	4,243	3,345
4.55%, 01/28/33 (b)	2,339	2,314
State Street Corporation
5.75%, 11/04/26	1,016	1,044
4.82%, 01/26/34	2,063	2,050
Synovus Bank
5.63%, 02/15/28	2,154	1,996
The Bank of New York Mellon Corporation
5.83%, 10/25/33	3,063	3,272
The Bank of Nova Scotia
5.25%, 12/06/24 (a)	2,750	2,755
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	3,827	3,494
4.22%, 05/01/29	1,690	1,614
3.80%, 03/15/30	6,211	5,786
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,031	1,340
The Toronto-Dominion Bank
8.13%, 10/31/82 (a)	5,436	5,531
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	834	816
UBS Group AG
4.99%, 08/05/33 (a) (b)	1,938	1,848
Wells Fargo & Company
4.90%, 07/25/33	5,690	5,556
		199,881
Utilities 6.8%
AEP Transmission Company, LLC
5.40%, 03/15/53	2,094	2,181
Baltimore Gas and Electric Company
4.55%, 06/01/52	1,554	1,414
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	3,231	3,300
Commonwealth Edison Company
3.75%, 08/15/47	3,027	2,470
5.30%, 02/01/53	1,089	1,127
Duke Energy Florida, LLC
5.95%, 11/15/52	3,100	3,453
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (b)	2,184	1,773
Edison International
6.95%, 11/15/29	1,801	1,952
Enel Finance International N.V.
2.25%, 07/12/31 (b)	2,683	2,095
7.50%, 10/14/32 (b)	1,083	1,208
Eversource Energy
3.38%, 03/01/32	1,678	1,505
Florida Power & Light Company
5.10%, 04/01/33	3,666	3,798
Idaho Power Company
5.50%, 03/15/53	3,490	3,629
Metropolitan Edison Company
5.20%, 04/01/28 (b)	1,653	1,670
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	4,880	4,914
5.05%, 02/28/33	5,045	5,067
Pacific Gas & Electric Company
3.30%, 12/01/27	1,055	950
3.25%, 06/01/31	1,712	1,455
5.90%, 06/15/32	3,543	3,544

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
6.15%, 01/15/33	1,124	1,154
4.50%, 07/01/40	5,853	4,806
6.75%, 01/15/53	1,949	2,013
6.70%, 04/01/53	2,146	2,210
Pennsylvania Electric Company
5.15%, 03/30/26 (b)	1,157	1,162
PPL Electric Utilities Corporation
5.00%, 05/15/33	9,170	9,369
5.25%, 05/15/53	10	10
Public Service Electric And Gas Company
4.90%, 12/15/32	4,560	4,664
5.13%, 03/15/53	1,293	1,324
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,082	1,125
San Diego Gas & Electric Company
1.70%, 10/01/30	2,128	1,738
2.95%, 08/15/51	1,930	1,344
5.35%, 04/01/53	4,059	4,181
Southern California Edison Company
5.85%, 11/01/27	1,569	1,653
5.30%, 03/01/28	3,672	3,767
4.13%, 03/01/48	1,451	1,202
The AES Corporation
3.30%, 07/15/25 (b)	4,190	3,973
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	1,668	1,611
3.70%, 01/30/27 (b)	3,815	3,527
		98,338
Energy 5.7%
Antero Midstream Partners LP
5.38%, 06/15/29 (b)	587	553
BP Capital Markets America Inc.
2.72%, 01/12/32	50	44
4.81%, 02/13/33	4,686	4,758
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,407	4,111
Devon Energy Corporation
5.88%, 06/15/28	554	563
4.50%, 01/15/30	969	925
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	790	697
6.75%, (100, 05/15/25) (c)	3,789	3,345
7.13%, (100, 05/15/30) (c)	2,373	1,990
5.55%, 02/15/28	4,954	5,025
5.75%, 02/15/33	1,676	1,708
5.80%, 06/15/38	3,307	3,250
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,031	1,021
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	498	504
EQM Midstream Partners, LP
4.13%, 12/01/26	2,770	2,516
4.50%, 01/15/29 (b)	1,046	889
Exxon Mobil Corporation
2.61%, 10/15/30	1,000	898
Marathon Oil Corporation
4.40%, 07/15/27	3,052	2,959
MPLX LP
5.00%, 03/01/33	2,665	2,608
5.65%, 03/01/53	920	883
ONEOK, Inc.
6.10%, 11/15/32	1,869	1,935
4.50%, 03/15/50	2,000	1,554
7.15%, 01/15/51	1,520	1,621
Petroleos Mexicanos
2.29%, 02/15/24	326	313
10.00%, 02/07/33 (b)	1,356	1,296
Pioneer Natural Resources Company
5.10%, 03/29/26	4,973	4,993
1.90%, 08/15/30	2,720	2,215
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	8,344	8,011
4.50%, 05/15/30	2,260	2,183
Santos Finance Ltd
3.65%, 04/29/31 (b)	2,359	1,979
Southwestern Energy Company
4.75%, 02/01/32	3,173	2,804
Targa Resources Corp.
4.20%, 02/01/33	1,655	1,489
Targa Resources Partners LP
5.50%, 03/01/30	1,950	1,903
4.88%, 02/01/31	1,947	1,835
Transocean Inc
8.75%, 02/15/30 (b)	646	659
Var Energi ASA
8.00%, 11/15/32 (b)	5,105	5,465
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	225	203
6.25%, 01/15/30 (b)	2,247	2,268
Western Midstream Operating, LP
6.15%, 04/01/33	1,456	1,476
		83,449
Health Care 5.1%
AbbVie Inc.
3.20%, 11/21/29	2,185	2,029
4.50%, 05/14/35	1,900	1,841
Amgen Inc.
5.25%, 03/02/30	5,760	5,885
3.15%, 02/21/40	1,850	1,452
5.65%, 03/02/53	6,485	6,749
5.75%, 03/02/63	2,370	2,459
Ascension Health
2.53%, 11/15/29	1,248	1,096
Baylor Scott & White Holdings
2.84%, 11/15/50	1,647	1,112
Centene Corporation
4.25%, 12/15/27	1,000	962
3.00%, 10/15/30	4,973	4,202
2.50%, 03/01/31	8,291	6,724
Cigna Corporation
4.38%, 10/15/28	1,000	984
CVS Health Corporation
5.25%, 02/21/33	4,820	4,916
Eli Lilly and Company
4.70%, 02/27/33	2,826	2,896
HCA Inc.
5.38%, 02/01/25	3,205	3,206
5.88%, 02/15/26	860	873
3.50%, 09/01/30	1,135	1,011
Humana Inc.
5.50%, 03/15/53	1,555	1,584
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,198
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,276
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,178
Royalty Pharma PLC
3.55%, 09/02/50	2,140	1,478
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29 (d)	1,990	2,084
8.13%, 09/15/31 (d)	808	849
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	295
UnitedHealth Group Incorporated
5.30%, 02/15/30	5,800	6,114
4.75%, 05/15/52	4,756	4,628
5.88%, 02/15/53	2,679	3,011
6.05%, 02/15/63	2,136	2,442
		74,534
Consumer Discretionary 2.8%
Amazon.com, Inc.
2.10%, 05/12/31	2,390	2,042
3.88%, 08/22/37	2,975	2,773
3.10%, 05/12/51	1,890	1,433
Carnival Corporation
4.00%, 08/01/28 (b)	1,552	1,337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	2,960	2,966
Ford Motor Company
6.10%, 08/19/32	950	918
General Motors Company
5.60%, 10/15/32	2,000	1,953
General Motors Financial Company, Inc.
3.10%, 01/12/32	2,664	2,171
Hyatt Hotels Corporation
5.63%, 04/23/25 (e) (f)	903	898
Kohl's Corporation
3.63%, 05/01/31 (e) (f)	1,176	789
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,059	703
Macys Retail Holdings
5.88%, 03/15/30 (b)	2,014	1,782
6.13%, 03/15/32 (b)	1,015	893
Marriott International, Inc.
4.90%, 04/15/29	2,181	2,162
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	859	857
Newell Brands Inc.
6.38%, 09/15/27	1,487	1,500
6.63%, 09/15/29 (d)	1,419	1,432
Prosus N.V.
4.19%, 01/19/32 (b)	1,678	1,426
Resorts World Las Vegas LLC
4.63%, 04/06/31 (b)	2,100	1,548
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	285	280
4.75%, 10/20/28 (b)	542	520
Toll Brothers Finance Corp.
3.80%, 11/01/29 (d)	4,125	3,710
Warnermedia Holdings, Inc.
5.05%, 03/15/42 (b)	3,184	2,662
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	4,102	4,013
		40,768
Communication Services 2.4%
AT&T Inc.
2.55%, 12/01/33	4,410	3,547
4.90%, 08/15/37	598	573
4.85%, 03/01/39	4,225	3,957
Charter Communications Operating, LLC
5.38%, 04/01/38	2,020	1,759
5.75%, 04/01/48	592	508
4.80%, 03/01/50	673	514
6.83%, 10/23/55	1,230	1,192
Comcast Corporation
3.75%, 04/01/40	971	835
3.40%, 07/15/46	2,150	1,671
2.89%, 11/01/51	1,860	1,266
4.05%, 11/01/52	406	340
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	924	837
Meta Platforms, Inc.
3.85%, 08/15/32	2,202	2,062
4.45%, 08/15/52	2,319	2,041
The Walt Disney Company
4.63%, 03/23/40	2,500	2,445
T-Mobile USA, Inc.
2.63%, 04/15/26	6,347	5,941
Verizon Communications Inc.
4.02%, 12/03/29	497	476
3.15%, 03/22/30	2,170	1,977
1.75%, 01/20/31	1,066	860
2.55%, 03/21/31	1,980	1,685
		34,486
Industrials 2.3%
Air Canada
3.88%, 08/15/26 (b)	2,428	2,206
Aircastle Limited
5.25%, 08/11/25 (b)	3,545	3,474
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	2,490	2,319
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	3,575	3,669
General Electric Company
8.20%, (3 Month USD LIBOR + 3.33%), (100, 06/15/23) (c) (g)	5,551	5,544
Howmet Aerospace Inc.
5.90%, 02/01/27	3,100	3,161
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	1,567	1,334
Raytheon Technologies Corporation
5.15%, 02/27/33	1,847	1,921
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (f)	2,327	2,343
6.40%, 04/15/33 (b) (f)	2,353	2,357
The Boeing Company
5.15%, 05/01/30 (f)	4,875	4,907
		33,235
Consumer Staples 2.0%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	6,445	6,402
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	3,826	4,041
B. A. T. Capital Corporation
4.39%, 08/15/37	1,000	816
3.73%, 09/25/40	1,620	1,159
JBS USA Food Company
5.50%, 01/15/30 (b)	1,000	955
5.75%, 04/01/33 (b)	1,110	1,066
6.50%, 12/01/52 (b)	2,275	2,181
Kenvue Inc.
5.00%, 03/22/30 (b)	2,000	2,060
Mars, Incorporated
3.74%, 10/11/27 (h) (i)	1,200	1,147
Northwestern University
2.64%, 12/01/50	1,088	765
Pilgrim's Pride Corporation
3.50%, 03/01/32	5,400	4,338
The Trustees of Princeton University
4.20%, 03/01/52	2,373	2,251
University of Washington
4.35%, 04/15/22	2,109	1,753
		28,934
Real Estate 1.0%
EPR Properties
4.95%, 04/15/28	1,730	1,448
3.60%, 11/15/31	2,271	1,684
Essential Properties, L.P.
2.95%, 07/15/31	2,903	2,152
GLP Financing, LLC
5.75%, 06/01/28	343	337
3.25%, 01/15/32	1,476	1,205
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	1,630	1,320
VICI Properties Inc.
4.25%, 12/01/26 (b)	1,815	1,700
3.75%, 02/15/27 (b)	1,729	1,597
4.13%, 08/15/30 (b)	3,158	2,806
		14,249
Materials 0.7%
Celanese US Holdings LLC
6.33%, 07/15/29 (f)	3,888	3,938
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (b)	3,348	3,077
Yara International ASA
7.38%, 11/14/32 (b)	2,641	2,915
		9,930
Information Technology 0.1%
VMware, Inc.
2.20%, 08/15/31	2,273	1,799
Total Corporate Bonds And Notes (cost $654,027)		619,603

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 42.5%
Mortgage-Backed Securities 23.2%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 12/01/51	17,474	15,171
3.00%, 05/01/34 - 12/01/49	10,914	10,001
2.00%, 04/01/36 - 09/01/51	20,236	16,969
3.50%, 08/01/37 - 04/01/50	16,701	15,882
4.00%, 09/01/37 - 09/01/52 (j)	7,325	7,159
5.00%, 02/01/38 - 01/01/53	3,555	3,567
4.50%, 03/01/42 - 09/01/52	8,162	8,024
4.00%, 10/01/45 - 06/01/48	6,501	6,324
2.50%, 04/01/52 (j)	7,579	6,537
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	28,453	25,138
3.00%, 04/01/31 - 02/01/51	21,214	19,633
5.00%, 06/01/35 - 01/01/53	8,090	8,090
2.00%, 10/01/35 - 12/01/51	44,184	36,754
3.50%, 08/01/37 - 08/01/49	18,408	17,457
4.00%, 10/01/37 - 07/01/52	16,359	15,917
TBA, 2.00%, 04/15/38 - 10/01/51 (j)	15,115	12,869
TBA, 3.00%, 04/15/38 (j)	1,160	1,100
TBA, 3.50%, 04/15/38 - 11/01/52 (j)	4,797	4,495
TBA, 4.00%, 04/15/38 - 07/01/52 (j)	3,890	3,727
4.50%, 08/01/40 - 09/01/52	6,434	6,400
2.50%, 01/01/52 - 04/15/53 (j)	5,988	5,164
TBA, 5.00%, 09/01/52 - 04/15/53 (j)	2,255	2,251
4.50%, 10/01/52 - 04/15/53 (j)	7,624	7,468
5.50%, 02/01/53 - 04/15/53 (j)	6,417	6,484
Government National Mortgage Association
5.00%, 08/20/41 - 11/20/52	2,369	2,377
3.50%, 06/20/43 - 05/20/52	10,955	10,417
4.00%, 05/20/44 - 10/20/52	6,628	6,448
3.00%, 07/20/45 - 06/20/52	12,318	11,292
4.50%, 12/20/48 - 11/20/52	7,895	7,796
2.50%, 08/20/50 - 04/20/52	13,454	11,910
2.50%, 09/20/51 (j)	3,919	3,454
2.00%, 10/20/51 - 01/20/52	7,590	6,449
TBA, 3.00%, 04/15/53 (j)	4,675	4,253
TBA, 4.00%, 04/15/53 (j)	5,180	4,987
TBA, 5.00%, 05/15/53 (j)	5,220	5,221
		337,185
U.S. Treasury Note 13.0%
Treasury, United States Department of
1.38%, 01/31/25 - 11/15/31	22,226	19,865
2.25%, 11/15/25	39,871	38,264
4.00%, 12/15/25	7,000	7,026
0.38%, 12/31/25 - 01/31/26	14,784	13,452
1.50%, 08/15/26	7,381	6,850
0.88%, 09/30/26	6,200	5,615
1.25%, 12/31/26 - 06/30/28	32,570	29,094
2.63%, 05/31/27	19,913	19,095
2.88%, 04/30/29 - 05/15/32	47,781	45,527
2.75%, 08/15/32	5,300	4,987
		189,775
U.S. Treasury Bond 4.3%
Treasury, United States Department of
3.75%, 08/15/41	4,798	4,787
3.13%, 11/15/41	12,925	11,772
2.50%, 02/15/45 - 02/15/46	26,418	20,992
3.00%, 02/15/48	21,463	18,716
1.63%, 11/15/50	2,747	1,762
2.88%, 05/15/52	6,015	5,145
		63,174
Sovereign 1.0%
Government of Saudi Arabia
4.75%, 01/18/28 (b)	1,830	1,854
5.00%, 01/18/53 (b)	2,532	2,367
Ministry of Finance
4.50%, 01/17/33	5,211	5,182
Presidencia de la Republica de Colombia
7.50%, 02/02/34	2,733	2,677
The Philippines, Government of
5.00%, 07/17/33	1,911	1,950
		14,030
U.S. Government Agency Obligations 0.7%
Airport Authority
4.75%, 01/12/28 (b) (k)	2,010	2,039
4.88%, 01/12/30 (b) (k)	2,190	2,243
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (k)	7,104	5,786
		10,068
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,372
Jobsohio Beverage System
4.43%, 01/01/33	873	873
The Dormitory Authority of the State of New York
3.19%, 02/15/43	2,915	2,320
		4,565
Total Government And Agency Obligations (cost $673,093)		618,797
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	642	623
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	2,010	1,925
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,163	3,711
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,744
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,092
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.28%, (1 Month Term SOFR + 2.45%), 08/15/39 (g)	4,491	4,446
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	6,455	6,378
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	4,768	4,570
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,493
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (g)	5,251	4,247
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	1,864	1,833
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	5,210	5,169
COMM 2014-UBS3 Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,531
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,743
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (g)	441	397
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	1,451	1,438
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	9,378	9,387
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,439	2,332
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,622	7,313
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	3,223	3,165
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	436	432
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	1,573	1,529
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	3,436	3,418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,603
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,311
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	4,788
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	303	299
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	1,534	1,442
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,548	1,462
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	1,626	1,614
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	9,378	9,367
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,545
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	4,989	4,928
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	2,320	2,298
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,633
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.99%, 01/25/29 (g)	504	465
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (g)	5,629	4,769
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.78%, 10/25/26 (g)	305	288
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,702
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,277
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	997	945
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	296	289
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.17%, (1 Month USD LIBOR + 0.48%), 10/16/23 (g)	3,872	3,681
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	7,634	7,540
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,123	3,052
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (g)	2,689	2,225
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,206	1,180
Series 2012-A-2, 4.00%, 10/29/24	1,091	1,059
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (e)	3,295	3,253
Series 2022-A1A-7, 5.23%, 11/20/24	8,298	8,361
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (g)	1,371	1,195
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (g)	1,218	1,049
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	6,566	6,440
Total Non-U.S. Government Agency Asset-Backed Securities (cost $176,628)		167,976
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Consumer Discretionary 0.5%
Adient US LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/28 (g)	1,724	1,718
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 08/29/25 (g)	2,797	2,780
PCI Gaming Authority
Term Loan, 7.13%, (1 Month USD LIBOR + 2.50%), 05/15/26 (g)	2,743	2,737
		7,235
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/15/27 (g)	2,126	1,397
Cimpress Public Limited Company
USD Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 04/29/28 (g)	1,189	1,135
CSC Holdings, LLC
2022 Term Loan B6, 9.33%, (1 Month Term SOFR + 4.50%), 01/17/28 (g)	707	653
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (g)	1,047	1,006
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.13%, (1 Month USD LIBOR + 2.50%), 06/13/26 (g)	923	920
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (g)	233	233
UFC Holdings, LLC
2021 Term Loan B, 7.57%, (3 Month USD LIBOR + 2.75%), 04/29/26 (g)	1,275	1,267
		6,611
Materials 0.3%
Berry Global, Inc.
2021 Term Loan Z, 6.51%, (1 Month USD LIBOR + 1.75%), 07/01/26 (g)	4,064	4,046
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/21/26 (g)	964	953
		4,999
Industrials 0.1%
Air Canada
2021 Term Loan B, 8.37%, (3 Month USD LIBOR + 3.50%), 07/27/28 (g)	782	779
Genesee & Wyoming Inc. (New)
Term Loan, 6.73%, (3 Month USD LIBOR + 2.00%), 10/29/26 (g)	1,145	1,135
		1,914
Information Technology 0.1%
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (g)	1,489	1,468
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 8.73%, (SOFR + 3.75%), 09/22/24 (g)	655	643
Total Senior Floating Rate Instruments (cost $23,785)		22,870
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (h) (l)	28	418
Total Common Stocks (cost $704)		418
SHORT TERM INVESTMENTS 7.1%
Investment Companies 5.6%
JNL Government Money Market Fund, 4.48% (m) (n)	81,149	81,149
U.S. Treasury Bill 1.2%
Treasury, United States Department of
4.61%, 04/20/23	7,525	7,508
4.72%, 06/15/23	9,700	9,608
		17,116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (m) (n)	4,684	4,684
Total Short Term Investments (cost $102,946)		102,949
Total Investments 105.3% (cost $1,631,183)		1,532,613
Other Derivative Instruments 0.0%		342
Other Assets and Liabilities, Net (5.3)%		(77,988)
Total Net Assets 100.0%		1,454,967

(a) Convertible security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $126,114 and 8.7% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of March 31, 2023.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $75,161.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Non-income producing security.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,147	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	72	June 2023	8,285	(17)	(10)
United States 2 Year Note	106	July 2023	21,906	15	(22)
United States 5 Year Note	212	July 2023	22,727	48	489
United States Long Bond	438	June 2023	55,285	438	2,162
United States Ultra Bond	217	June 2023	30,089	271	535
				755	3,154
Short Contracts
United States 10 Year Ultra Bond	(755)	June 2023	(88,812)	(413)	(2,650)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	618,456	1,147	619,603
Government And Agency Obligations	—	618,797	—	618,797
Non-U.S. Government Agency Asset-Backed Securities	—	167,976	—	167,976
Senior Floating Rate Instruments	—	22,870	—	22,870
Common Stocks	—	—	418	418
Short Term Investments	85,833	17,116	—	102,949
	85,833	1,445,215	1,565	1,532,613
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,186	—	—	3,186
	3,186	—	—	3,186
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,682)	—	—	(2,682)
	(2,682)	—	—	(2,682)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.5%
A. O. Smith Corporation	15	1,023
AAR Corp. (a)	7	379
ABM Industries Incorporated	11	514
Acuity Brands, Inc.	6	1,070
Aerojet Rocketdyne Holdings, Inc. (a)	10	567
Air Lease Corporation - Class A	18	726
Air Transport Services Group, Inc. (a)	2	52
Alaska Air Group, Inc. (a)	6	238
Alight, Inc. - Class A (a)	9	87
Allegiant Travel Company (a)	3	252
Allison Systems, Inc.	25	1,149
American Airlines Group Inc. (a)	13	196
American Woodmark Corporation (a)	3	150
APi Group Corp (a)	15	332
Apogee Enterprises, Inc.	5	207
Applied Industrial Technologies, Inc.	4	559
Arcbest Corporation	5	446
Arcosa, Inc.	6	394
Armstrong World Industries, Inc.	5	330
ASGN Incorporated (a)	6	498
Astec Industries, Inc.	4	156
Aurora Innovations Inc. - Class A (a)	21	29
Avis Budget Group, Inc. (a)	3	664
Barnes Group Inc.	7	276
Beacon Roofing Supply, Inc. (a)	8	495
Boise Cascade Company	8	513
Booz Allen Hamilton Holding Corporation - Class A	11	1,006
Brady Corporation - Class A	7	361
BrightView Holdings, Inc. (a)	2	12
Broadridge Financial Solutions, Inc.	8	1,129
Builders FirstSource, Inc. (a)	7	600
BWXT Government Group, Inc.	8	514
Caci International Inc. - Class A (a)	3	849
Clarivate PLC (a)	46	435
Clean Harbors, Inc. (a)	4	630
Comfort Systems USA, Inc.	3	492
Concentrix Corporation	4	466
Conduent Incorporated (a)	36	123
Copart, Inc. (a)	12	876
Core & Main, Inc. - Class A (a) (b)	4	90
CoreCivic, Inc. (a)	33	300
CoStar Group, Inc. (a)	11	761
Crane Holdings, Co.	3	312
CSG Systems International, Inc.	5	265
Curtiss-Wright Corporation	5	829
Deluxe Corporation	7	109
Donaldson Company, Inc.	12	808
Dun & Bradstreet Holdings, Inc.	20	232
Dycom Industries, Inc. (a)	5	456
EMCOR Group, Inc.	9	1,439
Encore Wire Corporation	2	427
EnerSys	7	609
Equifax Inc.	5	1,036
ESAB Corporation	1	76
Flowserve Corporation	21	713
Fluor Corporation (a)	7	206
Forward Air Corporation	3	360
Franklin Electric Co., Inc.	3	295
FTAI Aviation Ltd.	3	74
FTI Consulting, Inc. (a)	4	745
Gates Industrial Corporation PLC (a)	14	201
GATX Corporation	5	588
Generac Holdings Inc. (a)	3	336
Genpact Limited	19	856
GMS Inc. (a)	6	358
Graco Inc.	10	730
GrafTech International Ltd.	52	253
Granite Construction Incorporated	10	422
GXO Logistics Inc. (a)	17	865
Hawaiian Holdings, Inc. (a)	18	166
Healthcare Services Group, Inc.	20	281
HEICO Corporation	3	515
Herc Holdings Inc.	2	235
Hertz Global Holdings, Inc. (a)	32	517
Hexcel Corporation	12	841
Hillenbrand, Inc.	8	365
HNI Corporation	6	167
Hub Group, Inc. - Class A (a)	6	508
Hubbell Incorporated	5	1,167
IDEX Corporation	4	1,029
Ingersoll Rand Inc.	21	1,217
Insperity, Inc.	2	286
ITT Inc.	9	807
JELD-WEN Holding, Inc. (a)	28	353
JetBlue Airways Corporation (a)	33	238
Kaman Corporation	5	110
KAR Auction Services, Inc. (a)	28	379
KBR, Inc.	13	689
Kennametal Inc.	17	477
Kirby Corporation (a)	8	591
Knight-Swift Transportation Holdings Inc. - Class A	18	1,039
Korn Ferry	8	389
Landstar System, Inc.	5	850
Lennox International Inc.	3	757
Lincoln Electric Holdings, Inc.	6	951
Lyft, Inc. - Class A (a)	38	351
Masonite International Corporation (a)	5	449
MasTec, Inc. (a)	9	803
Masterbrand, Inc. (a)	14	109
Matson Intermodal - Paragon, Inc.	5	315
Matthews International Corporation - Class A	3	126
Maxar Technologies Inc.	9	456
MAXIMUS, Inc.	11	826
MDU Resources Group, Inc.	33	1,011
Millerknoll, Inc.	17	345
Mine Safety Appliances Company, LLC	3	335
Moog Inc. - Class A	4	356
MRC Global Inc. (a)	4	37
MSC Industrial Direct Co., Inc. - Class A	9	734
Mueller Industries, Inc.	8	617
Nordson Corporation	3	559
Now, Inc. (a)	22	240
Nvent Electric Public Limited Company	22	951
Oshkosh Corporation	14	1,203
Parsons Corporation (a)	4	192
Pentair Public Limited Company	23	1,260
Pitney Bowes Inc.	43	166
Plug Power Inc. (a) (b)	5	63
Primoris Services Corporation	11	269
RBC Bearings Incorporated (a)	—	74
Regal Rexnord Corporation	7	1,028
Resideo Technologies, Inc. (a)	20	367
Rollins, Inc.	8	313
Rush Enterprises, Inc. - Class A	7	408
RXO Inc. (a)	13	249
Ryder System, Inc.	15	1,301
Saia, Inc. (a)	1	396
Schneider National, Inc. - Class B	12	313
Science Applications International Corporation	8	900
Sensata Technologies Holding PLC	20	976
Simpson Manufacturing Co., Inc.	4	472
SiteOne Landscape Supply, Inc. (a)	1	71
SkyWest, Inc. (a)	17	372
Spirit AeroSystems Holdings, Inc. - Class A	6	204
Spirit Airlines	24	410
SS&C Technologies Holdings, Inc.	20	1,128
Steelcase Inc. - Class A	25	207
Stericycle, Inc. (a)	10	444
Sunrun Inc. (a)	19	374
Terex Corporation	12	567
Tetra Tech, Inc.	4	528
Textainer Group Holdings Limited	6	205
The GEO Group, Inc. (a)	10	81
The Greenbrier Companies, Inc.	12	390
The Middleby Corporation (a)	4	637
The Timken Company	10	801

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Toro Company	8	875
TransUnion	9	572
Trinet Group, Inc. (a)	3	249
Trinity Industries, Inc.	17	423
TrueBlue, Inc. (a)	5	85
UFP Industries, Inc.	9	704
U-Haul Holding Company (b)	10	572
Unifirst Corporation	2	380
Univar Solutions Inc. (a)	24	833
Valmont Industries, Inc.	2	599
Verisk Analytics, Inc.	7	1,327
Veritiv Corporation	3	397
Wabash National Corporation	2	60
Watsco, Inc.	3	1,036
Watts Water Technologies, Inc. - Class A	2	375
Werner Enterprises, Inc.	13	608
WESCO International, Inc.	9	1,362
WillScot Mobile Mini Holdings Corp. - Class A (a)	1	62
Woodward, Inc.	6	619
XPO, Inc. (a)	16	501
Xylem Inc.	12	1,248
		86,346
Consumer Discretionary 14.3%
Abercrombie & Fitch Co. - Class A (a)	22	610
Academy Sports & Outdoors, Inc.	11	698
Acushnet Holdings Corp.	4	206
Adient Public Limited Company (a)	7	285
Adtalem Global Education Inc. (a)	12	475
Airbnb, Inc. - Class A (a)	5	563
American Axle & Manufacturing Holdings, Inc. (a)	43	335
American Eagle Outfitters, Inc.	54	731
Asbury Automotive Group, Inc. (a)	3	610
AutoZone, Inc. (a)	—	998
Bath & Body Works, Inc.	5	181
Big Lots, Inc. (b)	23	256
Bloomin' Brands, Inc.	15	377
Boyd Gaming Corporation	5	337
Bright Horizons Family Solutions, Inc. (a)	4	323
Brunswick Corporation	13	1,053
Burlington Stores, Inc. (a)	3	698
Caesars Entertainment, Inc. (a)	11	526
Caleres, Inc.	10	220
Capri Holdings Limited (a)	5	242
Carter's, Inc.	10	714
Century Communities, Inc.	6	364
Chipotle Mexican Grill, Inc. (a)	—	313
Churchill Downs Incorporated	2	514
Columbia Sportswear Company	6	497
Cracker Barrel Old Country Store, Inc.	5	608
Crocs, Inc. (a)	1	130
Dana Incorporated	41	614
Dave & Buster's Entertainment, Inc. (a)	5	194
Deckers Outdoor Corporation (a)	2	1,021
Designer Brands Inc. - Class A	18	159
Dillard's, Inc. - Class A	1	228
Domino's Pizza, Inc.	3	1,094
Doordash, Inc. - Class A (a)	7	429
Dorman Products, Inc. (a)	3	283
ETSY, Inc. (a)	4	442
Five Below, Inc. (a)	2	416
Floor & Decor Holdings, Inc. - Class A (a)	1	79
GameStop Corp. - Class A (a)	25	565
Genesco Inc. (a)	4	136
Gentex Corporation	37	1,033
Gentherm Incorporated (a)	4	267
G-III Apparel Group, Ltd. (a)	13	200
Gopro Inc. - Class A (a)	20	101
Graham Holdings Co., Ltd. - Class B	1	337
Grand Canyon Education, Inc. (a)	5	523
Group 1 Automotive, Inc.	5	1,051
Guess ?, Inc.	13	252
H & R Block, Inc.	16	551
Hanesbrands Inc.	124	653
Harley-Davidson, Inc.	23	866
Helen of Troy Limited (a)	4	401
Hibbett Inc.	1	53
Hilton Grand Vacations Inc. (a)	6	255
Hyatt Hotels Corporation - Class A (a)	1	127
International Game Technology PLC	18	483
iRobot Corporation (a)	8	330
Jack in the Box Inc.	6	515
KB Home	20	820
Kontoor Brands, Inc.	7	321
Laureate Education, Inc. - Class A	24	283
La-Z-Boy Incorporated	13	372
LCI Industries	4	465
Leggett & Platt, Incorporated	24	776
Levi Strauss & Co. - Class A	9	165
LGI Homes, Inc. (a)	3	348
Life Time Group Holdings, Inc. (a)	2	37
Light & Wonder, Inc. (a)	7	417
Lithia Motors, Inc. - Class A	4	942
Lucid Group, Inc. (a) (b)	4	31
M.D.C. Holdings, Inc.	16	614
M/I Homes, Inc. (a)	8	479
Marriott Vacations Worldwide Corporation	5	662
Mattel, Inc. (a)	33	598
Meritage Homes Corporation	8	969
Murphy USA Inc.	4	1,100
Nordstrom, Inc.	7	118
Norwegian Cruise Line Holdings Ltd. (a)	53	712
Ollie's Bargain Outlet Holdings, Inc. (a)	6	368
Patrick Industries, Inc.	1	62
PENN Entertainment, Inc. (a)	16	465
Petco Health And Wellness Company, Inc. - Class A (a)	11	98
Polaris Inc.	9	1,033
Pool Corporation	2	531
Red Rock Resorts, Inc. - Class A	3	144
RH (a)	—	40
Sabre Corporation (a)	113	484
Sally Beauty Holdings, Inc. (a)	26	406
Service Corporation International	10	673
Signet Jewelers Limited	9	712
Six Flags Operations Inc. (a)	18	491
Skechers U.S.A., Inc. - Class A (a)	19	910
Sleep Number Corporation (a)	7	205
Sonic Automotive, Inc. - Class A	6	341
Steven Madden, Ltd.	13	452
Strategic Education, Inc.	4	325
Taylor Morrison Home II Corporation - Class A (a)	32	1,218
Tempur Sealy International, Inc.	16	646
Texas Roadhouse, Inc. - Class A	6	623
The Buckle, Inc.	6	228
The Cheesecake Factory Incorporated (b)	9	305
The ODP Corporation (a)	15	659
The Wendy's Company	21	460
Thor Industries, Inc.	14	1,096
TopBuild Corp. (a)	3	579
Topgolf Callaway Brands Corp. (a)	10	222
Travel + Leisure Co.	16	624
TRI Pointe Homes Holdings, Inc. (a)	36	901
Tupperware Brands Corporation (a)	19	48
Ulta Beauty, Inc. (a)	3	1,405
Under Armour, Inc. - Class A (a)	54	512
Upbound Group, Inc.	3	71
Urban Outfitters, Inc. (a)	21	592
Vail Resorts, Inc.	3	705
Victoria's Secret & Co. (a)	10	353
Vista Outdoor Inc. (a)	9	254
Visteon Corporation (a)	8	1,197
Williams-Sonoma, Inc.	8	952
Winnebago Industries, Inc.	5	302
Wolverine World Wide, Inc.	23	395
Wyndham Hotels & Resorts, Inc.	6	434
Wynn Resorts, Limited (a)	9	984
		60,256
Financials 13.7%
Affiliated Managers Group, Inc.	7	998

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
American Equity Investment Life Holding Company	16	572
Ameris Bancorp	6	228
Apollo Asset Management, Inc.	3	204
Apollo Commercial Real Estate Finance, Inc.	34	316
Arbor Realty Trust, Inc.	5	57
Ares Management Corporation - Class A	2	207
Artisan Partners Asset Management Inc. - Class A	9	277
Associated Banc-Corp	28	510
Assurant, Inc.	7	835
Atlantic Union Bank	9	299
Bank of Hawaii Corporation	5	277
Bank OZK	15	519
BankUnited, Inc.	17	379
Banner Corporation	5	286
BGC Partners, Inc. - Class A	56	292
Blackstone Mortgage Trust, Inc. - Class A (b)	26	457
Block, Inc. - Class A (a)	10	707
BOK Financial Corporation	3	278
Bread Financial Payments, Inc.	7	222
Brighthouse Financial, Inc. (a)	18	807
Brightsphere Investment Group Inc.	10	237
BrightSpire Capital, Inc - Class A	15	86
Brown & Brown, Inc.	12	714
Cadence Bank	22	449
Capitol Federal Financial	19	129
Cathay General Bancorp	9	309
Chimera Investment Corporation (b)	75	423
Claros Mortgage Trust, Inc.	2	28
CNO Financial Group, Inc.	28	614
Cohen & Steers, Inc.	2	122
Coinbase Global, Inc. - Class A (a)	5	360
Columbia Banking System, Inc.	12	267
Commerce Bancshares, Inc.	8	485
Community Bank System, Inc.	5	276
Credit Acceptance Corporation (a)	1	341
Cullen/Frost Bankers, Inc.	5	542
CVB Financial Corp.	14	233
East West Bancorp, Inc.	13	710
Eastern Bankshares, Inc.	15	189
Enact Holdings, Inc.	1	29
Encore Capital Group, Inc. (a) (b)	1	69
Erie Indemnity Company - Class A	2	365
Essent Group Ltd.	13	509
Euronet Worldwide, Inc. (a)	5	550
Evercore Inc. - Class A	7	761
F.N.B. Corporation	58	677
FactSet Research Systems Inc.	1	463
Federated Hermes, Inc. - Class B	16	651
First American Financial Corporation	16	892
First Citizens BancShares, Inc. - Class A	1	750
First Financial Bancorp.	10	212
First Hawaiian, Inc.	20	415
First Horizon Corporation	49	875
First Interstate BancSystem, Inc. - Class A	10	308
First Republic Bank (b)	7	101
FirstCash Holdings, Inc.	10	951
Fulton Financial Corporation	25	350
Glacier Bancorp, Inc.	8	347
Hancock Whitney Corporation	11	389
Hilltop Holdings Inc.	12	356
Home BancShares, Inc.	20	435
Hope Bancorp, Inc.	24	235
Horace Mann Educators Corporation	7	231
Houlihan Lokey, Inc. - Class A	4	320
Independence Holdings, LLC	22	811
Independent Bank Corp.	1	54
Independent Bank Group, Inc.	4	173
Interactive Brokers Group, Inc. - Class A	2	166
International Bancshares Corporation	7	287
Jack Henry & Associates, Inc.	4	674
Jackson Financial Inc. - Class A (c)	20	736
Janus Henderson Group PLC	38	1,006
Ladder Capital Corp - Class A	20	192
LPL Financial Holdings Inc.	4	882
MarketAxess Holdings Inc.	1	459
Mercury General Corporation	8	264
MFA Financial, Inc.	38	382
MGIC Investment Corporation	61	814
Moelis & Company - Class A	7	282
Morningstar, Inc.	1	196
Mr. Cooper Group Inc. (a)	7	277
MSCI Inc. - Class A	2	1,021
Nelnet, Inc. - Class A	2	180
New York Community Bancorp, Inc. - Series A (b)	150	1,354
New York Mortgage Trust, Inc.	25	245
Old National Bancorp	35	500
Pacific Premier Bancorp, Inc.	10	242
PacWest Bancorp	26	252
Paysafe Limited (a)	7	122
PennyMac Financial Services, Inc.	5	325
PennyMac Mortgage Investment Trust	26	324
Pinnacle Financial Partners, Inc.	7	395
PRA Group, Inc. (a)	6	231
Primerica, Inc.	5	802
ProAssurance Corporation	7	131
PROG Holdings, Inc. (a)	24	561
Prosperity Bancshares, Inc.	12	707
Radian Group Inc.	34	741
Redwood Trust, Inc. (b)	29	198
Renasant Corporation	7	213
RLI Corp.	2	329
Robinhood Markets, Inc. - Class A (a)	13	130
Rocket Companies, Inc. - Class A (a)	11	98
SEI Investments Company	18	1,032
Selective Insurance Group, Inc.	6	554
Simmons First National Corporation - Class A	18	312
SLM Corporation	46	570
SoFi Technologies, Inc. (a)	10	61
Southstate Corporation	8	547
Starwood Property Trust, Inc. (b)	48	852
Stewart Information Services Corporation	6	233
Stifel Financial Corp.	9	509
Synovus Financial Corp.	20	607
Texas Capital Bancshares, Inc. (a)	6	281
TFS Financial Corporation	4	51
The Carlyle Group, Inc.	17	517
The Hanover Insurance Group, Inc.	6	710
Tradeweb Markets Inc. - Class A	4	313
Trustmark Corporation	9	233
Two Harbors Investment Corp.	19	272
UMB Financial Corporation	4	255
United Bankshares, Inc.	17	589
United Community Banks, Inc.	9	256
Valley National Bancorp	54	502
Virtu Financial, Inc. - Class A	12	225
Voya Financial, Inc.	17	1,236
Walker & Dunlop, Inc.	3	259
Washington Federal, Inc.	12	371
Webster Financial Corporation	14	569
WesBanco, Inc.	7	217
Western Alliance Bancorporation	7	235
Wex, Inc. (a)	2	366
White Mountains Insurance Group Ltd	—	566
Wintrust Financial Corporation	6	443
Zurich American Corporation	11	582
		57,563
Information Technology 11.4%
ACI Worldwide, Inc. (a)	15	416
Adeia Inc.	8	71
Advanced Energy Industries, Inc.	4	355
Amkor Technology, Inc.	15	399
ANSYS, Inc. (a)	4	1,279
AppLovin Corporation - Class A (a)	3	44
Arista Networks, Inc. (a)	7	1,135
Autodesk, Inc. (a)	6	1,221
Belden Inc.	6	488
Benchmark Electronics, Inc.	5	125
Bentley Systems, Incorporated - Class B	9	387
Black Knight, Inc. (a)	7	387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Cerence Inc. (a)	10	276
Ciena Corporation (a)	21	1,101
Cirrus Logic, Inc. (a)	10	1,070
Cognex Corporation	11	523
Coherent Corp. (a)	11	412
CommScope Holding Company, Inc. (a)	74	474
CommVault Systems, Inc. (a)	1	63
Diodes Incorporated (a)	5	463
Dolby Laboratories, Inc. - Class A	7	603
Dropbox, Inc. - Class A (a)	26	558
Emersub CX, Inc. (a)	1	183
Entegris, Inc.	6	500
EPAM Systems, Inc. (a)	2	448
Fair Isaac Corporation (a)	1	743
First Solar, Inc. (a)	8	1,690
Fortinet, Inc. (a)	15	977
Gartner, Inc. (a)	2	627
GoDaddy Inc. - Class A (a)	9	733
Guidewire Software, Inc. (a)	4	356
Infinera Corporation (a)	38	293
Informatica Inc. - Class A (a)	2	37
Insight Enterprises, Inc. (a)	6	918
InterDigital, Inc.	6	436
IPG Photonics Corporation (a)	5	562
Itron, Inc. (a)	7	406
Keysight Technologies, Inc. (a)	7	1,196
Knowles Corporation (a)	20	333
Littelfuse, Inc.	2	545
LiveRamp Holdings, Inc. (a)	16	350
Lumentum Holdings Inc. (a)	6	336
Manhattan Associates, Inc. (a)	3	396
Methode Electronics, Inc.	5	204
MKS Instruments, Inc.	8	666
Monolithic Power Systems, Inc.	1	386
National Instruments Corporation	16	849
NCR Corporation (a)	32	759
NetScout Systems, Inc. (a)	15	443
Okta, Inc. - Class A (a)	2	151
Osi Systems, Inc. (a)	3	279
Palantir Technologies Inc. - Class A (a)	38	322
Palo Alto Networks, Inc. (a)	6	1,176
Paycom Software, Inc. (a)	—	63
PC Connection, Inc.	1	54
Pegasystems Inc.	4	217
Plexus Corp. (a)	4	407
Power Integrations, Inc.	3	282
Progress Software Corporation	4	254
PTC Inc. (a)	3	414
Pure Storage, Inc. - Class A (a)	13	326
Rackspace Technology, Inc. (a)	9	18
RingCentral, Inc. - Class A (a)	8	231
Sanmina Corporation (a)	13	795
Semtech Corporation (a)	7	174
ServiceNow, Inc. (a)	2	899
Silicon Laboratories Inc. (a)	3	529
Snowflake Inc. - Class A (a)	3	409
SolarWinds Corporation (a)	5	39
Splunk Inc. (a)	7	675
Stratasys, Inc. (a)	10	163
Super Micro Computer, Inc. (a)	7	740
Synaptics Incorporated (a)	4	495
TD SYNNEX Corporation	3	325
Teledyne Technologies Incorporated (a)	3	1,122
Teradata Corporation (a)	20	819
Teradyne, Inc.	9	1,001
Trimble Inc. (a)	19	975
TTM Technologies, Inc. (a)	20	269
Twilio Inc. - Class A (a)	13	874
Tyler Technologies, Inc. (a)	1	416
Ubiquiti Inc. (b)	—	64
Unity Software Inc. (a)	7	228
VeriSign, Inc. (a)	3	735
ViaSat, Inc. (a)	14	480
Viavi Solutions Inc. (a)	26	286
Vishay Intertechnology, Inc.	28	636
Vontier Corporation	20	558
Wolfspeed, Inc. (a)	5	343
Workday, Inc. - Class A (a)	6	1,173
Xperi Inc. (a)	3	28
Zebra Technologies Corporation - Class A (a)	3	1,037
Zoom Video Communications, Inc. - Class A (a)	5	342
		48,045
Real Estate 9.3%
Acadia Realty Trust	15	215
Agree Realty Corporation	4	290
Alexander & Baldwin, Inc.	10	195
American Homes 4 Rent - Class A	17	537
Americold Realty Trust	21	589
Apartment Income REIT Corp.	14	516
Apple Hospitality REIT, Inc.	43	673
Brandywine Realty Trust	57	270
Brixmor Property Group Inc.	39	835
Camden Property Trust	7	743
CBL & Associates Properties, Inc. (b)	3	68
Corporate Office Properties Trust	15	366
Cousins Properties Incorporated	23	498
Cubesmart, L.P.	13	580
Cushman & Wakefield PLC (a)	19	203
DiamondRock Alpharetta Tenant, LLC	44	357
DigitalBridge Group, Inc. - Class A	43	517
Douglas Emmett, Inc.	29	353
EastGroup Properties, Inc.	2	295
ELME Communities	14	254
Empire State Realty Trust, Inc. - Class A	39	256
EPR Properties	12	451
Equity Commonwealth	13	275
Equity Lifestyle Properties, Inc.	8	521
Extra Space Storage Inc.	6	904
Federal Realty Investment Trust	7	665
First Industrial Realty Trust, Inc.	7	397
Gaming and Leisure Properties, Inc.	17	882
Global Net Lease, Inc.	20	260
Healthcare Realty Trust Incorporated - Class A	36	688
Highwoods Properties, Inc.	19	448
Hudson Pacific Properties, Inc.	44	291
Independence Realty Trust, Inc.	4	64
InvenTrust Properties Corp.	8	197
Invitation Homes Inc.	39	1,211
JBG Smith Properties	24	364
Kennedy-Wilson Holdings, Inc.	16	258
Kilroy Realty Corporation	17	545
Kite Realty Naperville, LLC	21	439
KRC Interim Corp.	41	793
Lamar Advertising Company - Class A	7	714
Life Storage Inc.	5	628
LXP Industrial Trust	33	342
Medical Properties Trust, Inc. (b)	78	644
National Health Investors, Inc.	5	271
National Retail Properties, Inc.	15	673
Newmark Group, Inc. - Class A	6	40
Office Properties Income Trust	9	106
Omega Healthcare Investors, Inc.	29	803
Open Doors Technology Inc. - Class A (a)	35	61
OUTFRONT Media Inc.	26	425
Paramount Group, Inc.	57	258
Park Hotels & Resorts Inc.	20	241
Pebblebrook Hotel Trust (b)	27	382
Phillips Edison & Company, Inc.	11	374
Physicians Realty Trust	28	416
Piedmont Office Realty Trust, Inc. - Class A	32	234
PotlatchDeltic Corporation	8	406
Rayonier Inc.	13	442
Realogy Holdings Corp. (a)	50	263
Regency Centers Corporation	17	1,042
Retail Opportunity Investments Corp.	15	210
Rexford Industrial Realty, Inc.	6	379
RLJ III-EM Columbus Lessee, LLC	50	526
Ryman Hospitality Properties, Inc.	3	303
Sabra Health Care REIT, Inc.	43	491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SBA Communications Corporation - Class A	1	335
Service Properties Trust	47	470
SITE Centers Corp.	30	373
SL Green Realty Corp. (b)	23	536
Spirit Realty Capital, Inc.	14	540
STAG Industrial, Inc.	13	437
Sun Communities, Inc.	7	933
Sunstone Hotel Investors, Inc.	44	432
Tanger Factory Outlet Centers, Inc.	16	308
The Howard Hughes Corporation (a)	4	338
The Macerich Company	61	642
UDR, Inc.	21	867
Uniti Group Inc.	60	214
Urban Edge Properties	17	263
Veris Residential, Inc. (a)	15	226
VICI Properties Inc.	43	1,407
W.P. Carey Inc.	14	1,105
Xenia Hotels & Resorts, Inc.	19	248
Zillow Group, Inc. - Class C (a)	19	824
		39,435
Health Care 8.6%
Acadia Healthcare Company, Inc. (a)	6	447
Align Technology, Inc. (a)	3	1,147
Alnylam Pharmaceuticals, Inc. (a)	2	454
Amedisys, Inc. (a)	3	232
AMN Healthcare Services, Inc. (a)	4	309
Avantor, Inc. (a)	17	352
Azenta, Inc. (a)	5	214
BioMarin Pharmaceutical Inc. (a)	10	1,005
Bio-Rad Laboratories, Inc. - Class A (a)	1	674
Bio-Techne Corporation	4	304
Brookdale Senior Living Inc. (a)	43	126
Bruker Corporation	6	490
Catalent, Inc. (a)	8	505
Charles River Laboratories International, Inc. (a)	2	419
Chemed Corporation	1	643
Community Health Systems, Inc. (a)	45	222
Coronado Topco, Inc. (a)	1	118
Dentsply Sirona Inc.	8	330
DexCom, Inc. (a)	4	514
Elanco Animal Health Incorporated (a)	70	655
Embecta Corp.	3	98
Emergent BioSolutions Inc. (a)	10	103
Encompass Health Corporation	10	549
Enhabit Inc. (a)	1	11
Enovis Corporation (a)	5	264
Envista Holdings Corporation (a)	21	875
Exact Sciences Corporation (a)	8	564
Exelixis, Inc. (a)	28	544
Globus Medical, Inc. - Class A (a)	4	224
Haemonetics Corporation (a)	4	372
Hologic, Inc. (a)	13	1,045
Horizon Therapeutics Public Limited Company (a)	8	827
ICU Medical, Inc. (a)	2	334
IDEXX Laboratories, Inc. (a)	2	897
Incyte Corporation (a)	11	804
Integer Holdings Corporation (a)	4	325
Integra LifeSciences Holdings Corporation (a)	5	306
Ionis Pharmaceuticals, Inc. (a)	10	342
LivaNova PLC (a)	5	230
Masimo Corporation (a)	3	504
Mettler-Toledo International Inc. (a)	1	1,376
Moderna, Inc. (a)	2	377
Molina Healthcare, Inc. (a)	3	920
Multiplan Corporation - Class A (a)	44	46
Myriad Genetics, Inc. (a)	9	200
Nektar Therapeutics (a)	64	45
Neurocrine Biosciences, Inc. (a)	1	76
Novavax, Inc. (a) (b)	12	82
NuVasive, Inc. (a)	6	241
OPKO Health, Inc. (a) (b)	79	115
Owens & Minor, Inc. (a)	20	298
Patterson Companies, Inc.	21	575
Pediatrix Medical Group, Inc. (a)	20	300
PerkinElmer, Inc.	7	920
Premier Healthcare Solutions, Inc. - Class A	15	474
ResMed Inc.	5	1,083
Roivant Sciences Ltd. (a)	26	195
Royalty Pharma PLC - Class A	13	463
Sage Therapeutics Inc. (a)	8	336
Sarepta Therapeutics, Inc. (a)	4	500
Seagen Inc. (a)	4	859
Select Medical Holdings Corporation	14	361
Steris Limited	6	1,135
Syneos Health, Inc. - Class A (a)	15	551
Teladoc Health, Inc. (a)	35	897
Teleflex Incorporated	3	831
Tenet Healthcare Corporation (a)	14	807
The Cooper Companies, Inc.	3	1,093
United Therapeutics Corporation (a)	5	1,146
Veeva Systems Inc. - Class A (a)	3	479
Veradigm Inc. (a)	29	385
West Pharmaceutical Services, Inc.	2	786
		36,330
Materials 7.1%
Albemarle Corporation	5	1,070
AptarGroup, Inc.	7	783
Arconic Corporation (a)	28	736
Ardagh Group S.A. - Class A (d)	—	—
Ashland Inc.	7	699
ATI Inc. (a)	9	356
Avery Dennison Corporation	7	1,234
Avient Corporation	13	527
Axalta Coating Systems Ltd. (a)	26	772
Ball Corporation	17	957
Berry Global Group, Inc.	16	932
Cabot Corporation	7	553
Carpenter Technology Corporation	10	453
Cleveland-Cliffs Inc. (a)	28	509
Commercial Metals Company	18	880
Compass Minerals International, Inc.	7	257
Crown Holdings, Inc.	10	808
Eagle Materials Inc.	4	626
Ecovyst Inc. (a)	8	89
Element Solutions Inc.	20	395
FMC Corporation	9	1,109
Ginkgo Bioworks Holdings, Inc. - Class A (a)	31	41
Graphic Packaging Holding Company	45	1,134
Greif, Inc. - Class A	6	369
H.B. Fuller Company	6	429
Hecla Mining Company	53	333
Huntsman Corporation	39	1,059
Innospec Inc.	3	294
Kaiser Aluminum Corporation	4	312
Louisiana-Pacific Corporation	11	573
MATIV Holdings, Inc.	10	222
Minerals Technologies Inc.	4	260
NewMarket Corporation	1	437
O-I Glass, Inc. (a)	34	766
Olin Corporation	15	835
Quaker Chemical Corporation	1	245
Royal Gold, Inc.	4	481
RPM International Inc.	12	1,036
Schnitzer Steel Industries, Inc. - Class A	7	232
Sealed Air Corporation	20	919
Sensient Technologies Corporation	5	410
Silgan Holdings Inc.	10	520
Sonoco Products Company	16	986
Stepan Company	2	227
Summit Materials, Inc. - Class A (a)	14	391
Sylvamo Corporation	13	581
The Chemours Company	26	774
The Scotts Miracle-Gro Company	7	504
Trinseo Public Limited Company	17	359
Tronox Holdings PLC	17	243
Valvoline, Inc.	3	102
Warrior Met Coal, Inc.	20	723

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Worthington Industries, Inc.	7	435
		29,977
Energy 4.4%
Antero Midstream Corporation	23	245
Antero Resources Corporation (a)	25	571
Apa Corp.	31	1,101
Arch Resources, Inc. - Class A	3	426
Archrock, Inc.	28	270
ChampionX Corporation	12	313
Cheniere Energy, Inc.	5	834
Chesapeake Energy Corporation	2	129
Civitas Resources, Inc.	1	91
CNX Resources Corporation (a)	39	621
Coterra Energy Inc.	30	734
CVR Energy, Inc.	6	212
Delek US Holdings, Inc.	26	604
Devon Energy Corporation	15	781
Diamondback Energy, Inc.	6	782
Dril-Quip, Inc. (a)	6	170
DT Midstream, Inc.	9	441
EQT Corporation	25	809
Equitrans Midstream Corporation	83	477
Green Plains Inc. (a)	9	283
Helmerich & Payne, Inc.	20	716
Kosmos Energy Ltd. (a)	34	253
Liberty Energy Inc. - Class A	5	60
Matador Resources Company	5	215
Murphy Oil Corporation	25	930
Nabors Industries Ltd. (a)	3	337
Oceaneering International, Inc. (a)	23	408
Ovintiv Canada ULC	17	595
Patterson-UTI Energy, Inc.	33	390
PDC Energy, Inc.	7	421
Peabody Energy Corporation (a)	30	758
Permian Resources Corporation - Class A	23	244
Range Resources Corporation	12	309
RPC, Inc.	15	112
SM Energy Company	11	300
Southwestern Energy Company (a)	29	143
TechnipFMC PLC	104	1,414
Transocean Ltd. (a) (e)	33	210
Valaris Limited (a)	5	337
Weatherford International Public Limited Company (a)	7	416
		18,462
Consumer Staples 4.2%
B&G Foods, Inc.	24	379
BJ's Wholesale Club Holdings, Inc. (a)	1	83
Brown-Forman Corporation - Class B	15	954
Cal-Maine Foods, Inc.	5	294
Casey's General Stores, Inc.	6	1,205
Central Garden & Pet Company - Class A (a)	6	242
Coca-Cola Consolidated, Inc.	—	43
Coty Inc. - Class A (a)	57	688
Darling Ingredients Inc. (a)	11	635
Del Monte Fresh Produce Company	5	143
Edgewell Personal Care Colombia S A S	12	512
Flowers Foods, Inc.	26	717
Herbalife Nutrition Ltd. (a)	15	242
Ingles Markets, Incorporated - Class A	3	271
J & J Snack Foods Corp.	1	203
Lamb Weston Holdings, Inc.	6	661
Lancaster Colony Corporation	2	437
McCormick & Company, Incorporated	16	1,336
National Beverage Corp. (a)	2	114
Nomad Foods Limited (a)	26	486
Nu Skin Enterprises, Inc. - Class A	14	551
Performance Food Group Company (a)	25	1,525
Post Holdings, Inc. (a)	6	575
PriceSmart, Inc.	4	269
Reynolds Consumer Products Inc.	4	98
Seaboard Corporation	—	79
Spartannash Company	9	228
Spectrum Brands Holdings, Inc.	10	676
Sprouts Farmers Market, Inc. (a)	27	942
The Andersons, Inc.	8	338
The Boston Beer Company, Inc. - Class A (a)	1	245
The Clorox Company	2	316
The Hain Celestial Group, Inc. (a)	20	340
Treehouse Foods, Inc. (a)	12	601
United Natural Foods, Inc. (a)	14	376
Universal Corporation	4	213
USANA Health Sciences, Inc. (a)	2	145
Vector Group Ltd.	19	225
Weis Markets, Inc.	3	217
		17,604
Communication Services 3.4%
Advantage Solutions, Inc. - Class A (a)	17	27
AMC Entertainment Holdings, Inc. - Class A (a) (b)	19	97
AMC Networks, Inc. - Class A (a)	9	163
Angi Inc. - Class A (a) (b)	13	30
Bumble Inc. - Class A (a)	7	136
Cable One, Inc.	—	307
Cinemark Holdings, Inc. (a)	32	470
Clear Channel Outdoor Holdings, Inc. (a)	75	90
EchoStar Corporation - Class A (a)	8	154
Frontier Communications Parent, Inc. (a)	16	372
Gray Television, Inc.	22	193
IAC Inc. (a)	11	554
iHeartMedia, Inc. - Class A (a)	23	90
IHS Holding Limited (a)	2	14
John Wiley & Sons, Inc. - Class A	7	254
Liberty Broadband Corporation - Series C (a)	9	710
Liberty Latin America Ltd. - Class C (a)	46	381
Liberty Media Corporation - Series C (a)	11	809
Lions Gate Entertainment Corp. - Class A (a)	42	465
Live Nation Entertainment, Inc. (a)	2	130
Madison Square Garden Entertainment Corp. - Class A (a)	5	292
Match Group, Inc. (a)	8	290
Nexstar Media Group, Inc. - Class A	5	777
Pinterest, Inc. - Class A (a)	24	649
Roku Inc. - Class A (a)	5	314
Scholastic Corporation	5	158
Sinclair Broadcast Group, Inc. - Class A	12	200
Snap Inc. - Class A (a)	54	607
Take-Two Interactive Software, Inc. (a)	10	1,180
TEGNA Inc.	31	525
Telephone and Data Systems, Inc.	41	434
The Interpublic Group of Companies, Inc.	42	1,581
The New York Times Company - Class A	12	452
TripAdvisor, Inc. (a)	18	363
United States Cellular Corporation (a)	2	49
Yelp Inc. (a)	16	493
Ziff Davis, Inc. (a)	5	411
ZoomInfo Technologies Inc. - Class A (a)	3	65
		14,286
Utilities 2.6%
ALLETE, Inc.	9	604
Atmos Energy Corporation	12	1,398
Avista Corporation	13	539
Black Hills Corporation	9	579
Clearway Energy, Inc. - Class C	9	273
Essential Utilities, Inc.	16	695
Hawaiian Electric Industries, Inc.	11	438
IDACORP, Inc.	6	620
National Fuel Gas Company	9	546
New Jersey Resources Corporation	11	575
NorthWestern Corporation	9	541
OGE Energy Corp.	29	1,074
One Gas, Inc.	7	542
Ormat Technologies, Inc.	3	265
PNM Resources, Inc.	11	538
Portland General Electric Company	15	734
Southwest Gas Holdings, Inc.	10	610
Spire Inc.	8	541
		11,112
Total Common Stocks (cost $405,605)		419,416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (f)	848	848
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (c) (f)	238	238
Total Short Term Investments (cost $1,086)		1,086
Total Investments 99.8% (cost $406,691)		420,502
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.2%		907
Total Net Assets 100.0%		421,432

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/RAFI Fundamental U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	623	62	—	10	—	51	736	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	186	210	—

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	June 2023	177	4	5
S&P Midcap 400 Index	4	June 2023	982	19	30
				23	35

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	419,416	—	—	419,416
Short Term Investments	1,086	—	—	1,086
	420,502	—	—	420,502
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	35	—	—	35
	35	—	—	35

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Health Care 16.9%
AbbVie Inc.	133	21,273
Acadia Healthcare Company, Inc. (a)	5	325
Agilent Technologies, Inc.	8	1,137
Align Technology, Inc. (a)	1	301
Alnylam Pharmaceuticals, Inc. (a)	6	1,214
AmerisourceBergen Corporation	14	2,206
Amgen Inc.	98	23,759
AMN Healthcare Services, Inc. (a)	4	345
Baxter International Inc.	44	1,777
Becton, Dickinson and Company	20	4,889
Biogen Inc. (a)	15	4,225
BioMarin Pharmaceutical Inc. (a)	9	920
Boston Scientific Corporation (a)	40	1,986
Bristol-Myers Squibb Company	198	13,703
Bruker Corporation	11	891
Cardinal Health, Inc.	116	8,755
Chemed Corporation	3	1,824
Cigna Corporation	8	2,127
CVS Health Corporation	325	24,167
Danaher Corporation	7	1,853
DaVita Inc. (a)	28	2,297
Dentsply Sirona Inc.	11	445
Elevance Health, Inc.	16	7,138
Eli Lilly and Company	66	22,725
Encompass Health Corporation	29	1,578
Exact Sciences Corporation (a)	9	594
Gilead Sciences, Inc.	347	28,761
Globus Medical, Inc. - Class A (a)	5	271
Haemonetics Corporation (a)	8	659
HCA Healthcare, Inc.	12	3,239
Henry Schein, Inc. (a)	14	1,161
Hologic, Inc. (a)	10	786
Humana Inc.	7	3,271
ICU Medical, Inc. (a)	2	322
IDEXX Laboratories, Inc. (a)	1	446
Incyte Corporation (a)	7	528
Integra LifeSciences Holdings Corporation (a)	5	284
Ionis Pharmaceuticals, Inc. (a)	6	221
IQVIA Holdings Inc (a)	5	979
Johnson & Johnson	166	25,798
Masimo Corporation (a)	6	1,198
McKesson Corporation	41	14,632
Merck & Co., Inc.	411	43,717
Mettler-Toledo International Inc. (a)	1	1,437
Moderna, Inc. (a)	9	1,428
Neurocrine Biosciences, Inc. (a)	6	557
Organon & Co.	90	2,122
Owens & Minor, Inc. (a)	30	440
Patterson Companies, Inc.	30	810
Pediatrix Medical Group, Inc. (a)	28	411
Pfizer Inc.	453	18,484
Premier Healthcare Solutions, Inc. - Class A	26	853
Quest Diagnostics Incorporated	14	1,989
Regeneron Pharmaceuticals, Inc. (a)	10	7,832
ResMed Inc.	10	2,123
Royalty Pharma PLC - Class A	38	1,381
Sarepta Therapeutics, Inc. (a)	4	601
Seagen Inc. (a)	7	1,400
Select Medical Holdings Corporation	20	514
Steris Limited	7	1,296
Stryker Corporation	9	2,680
Teleflex Incorporated	2	533
Tenet Healthcare Corporation (a)	42	2,494
The Cooper Companies, Inc.	3	1,167
Thermo Fisher Scientific Inc.	11	6,223
United Therapeutics Corporation (a)	17	3,728
UnitedHealth Group Incorporated	26	12,208
Universal Health Services, Inc. - Class B	6	786
Vertex Pharmaceuticals Incorporated (a)	7	2,232
Viatris Inc.	220	2,115
Waters Corporation (a)	4	1,349
West Pharmaceutical Services, Inc.	2	802
Zimmer Biomet Holdings, Inc.	6	736
Zoetis Inc. - Class A	8	1,368
		360,826
Consumer Staples 15.5%
Altria Group, Inc.	366	16,350
Archer-Daniels-Midland Company	173	13,800
B&G Foods, Inc.	35	545
Brown-Forman Corporation - Class B	45	2,894
Bunge Limited	57	5,446
Cal-Maine Foods, Inc.	20	1,189
Campbell Soup Company	22	1,234
Casey's General Stores, Inc.	12	2,660
Central Garden & Pet Company - Class A (a)	9	358
Church & Dwight Co., Inc.	22	1,924
Colgate-Palmolive Company	96	7,210
Conagra Brands, Inc.	52	1,956
Constellation Brands, Inc. - Class A	11	2,497
Costco Wholesale Corporation	18	9,190
Del Monte Fresh Produce Company	6	190
Dollar General Corporation	25	5,292
Dollar Tree, Inc. (a)	12	1,730
Edgewell Personal Care Colombia S A S	18	744
Flowers Foods, Inc.	52	1,417
General Mills, Inc.	70	6,018
Herbalife Nutrition Ltd. (a) (b)	18	283
Hormel Foods Corporation	18	705
Ingles Markets, Incorporated - Class A	4	323
Ingredion Incorporated	13	1,334
Kellogg Company	41	2,732
Keurig Dr Pepper Inc.	46	1,632
Kimberly-Clark Corporation	46	6,199
Kraft Foods Group, Inc.	128	4,957
Lamb Weston Holdings, Inc.	22	2,264
Lancaster Colony Corporation	6	1,184
McCormick & Company, Incorporated	18	1,537
Molson Coors Beverage Company - Class B	48	2,504
Mondelez International, Inc. - Class A	124	8,635
Monster Beverage 1990 Corporation (a)	53	2,860
National Beverage Corp. (a)	5	285
Nomad Foods Limited (a)	21	399
Nu Skin Enterprises, Inc. - Class A	24	946
PepsiCo, Inc.	176	32,032
Performance Food Group Company (a)	28	1,681
Philip Morris International Inc.	218	21,203
Post Holdings, Inc. (a)	16	1,398
PriceSmart, Inc.	5	387
Spartannash Company	11	270
Sprouts Farmers Market, Inc. (a)	63	2,212
Sysco Corporation	44	3,390
Target Corporation	92	15,312
The Andersons, Inc.	10	405
The Boston Beer Company, Inc. - Class A (a)	2	545
The Clorox Company	19	3,079
The Coca-Cola Company	443	27,457
The Estee Lauder Companies Inc. - Class A	6	1,447
The Hain Celestial Group, Inc. (a)	15	259
The Hershey Company	13	3,299
The J. M. Smucker Company	14	2,143
The Kroger Co.	233	11,479
The Procter & Gamble Company	153	22,818
Treehouse Foods, Inc. (a)	16	825
Tyson Foods, Inc. - Class A	60	3,572
United Natural Foods, Inc. (a)	21	549
Universal Corporation	6	317
US Foods Holding Corp. (a)	29	1,080
Vector Group Ltd.	33	392
Walgreens Boots Alliance, Inc.	322	11,139
Walmart Inc.	283	41,767
Weis Markets, Inc.	4	314
		332,194
Industrials 12.4%
3M Company	60	6,317
A. O. Smith Corporation	15	1,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
AAR Corp. (a)	12	636
ABM Industries Incorporated	14	643
Acuity Brands, Inc.	7	1,190
AECOM	20	1,665
Aerojet Rocketdyne Holdings, Inc. (a)	20	1,131
AGCO Corporation	7	982
Allison Systems, Inc.	40	1,814
American Airlines Group Inc. (a)	82	1,211
AMETEK, Inc.	6	835
APi Group Corp (a)	11	247
Apogee Enterprises, Inc.	5	218
Applied Industrial Technologies, Inc.	3	462
Arcbest Corporation	3	258
Arcosa, Inc.	9	560
Armstrong World Industries, Inc.	4	315
Automatic Data Processing, Inc.	29	6,401
Avis Budget Group, Inc. (a)	34	6,533
Boise Cascade Company	11	668
Booz Allen Hamilton Holding Corporation - Class A	34	3,165
Broadridge Financial Solutions, Inc.	17	2,482
Builders FirstSource, Inc. (a)	4	356
BWXT Government Group, Inc.	22	1,407
C.H. Robinson Worldwide, Inc.	29	2,862
Caci International Inc. - Class A (a)	7	2,018
Carlisle Companies Incorporated	2	396
Carrier Global Corporation	48	2,217
Caterpillar Inc.	33	7,509
Cintas Corporation	5	2,377
Clean Harbors, Inc. (a)	3	360
Comfort Systems USA, Inc.	3	460
Copart, Inc. (a)	44	3,286
CoreCivic, Inc. (a)	54	495
CoStar Group, Inc. (a)	21	1,422
CSG Systems International, Inc.	7	398
CSX Corporation	117	3,489
Cummins Inc.	18	4,254
Curtiss-Wright Corporation	7	1,282
Deere & Company	8	3,159
Donaldson Company, Inc.	18	1,158
Dover Corporation	4	538
Eaton Corporation Public Limited Company	11	1,848
EMCOR Group, Inc.	2	330
Emerson Electric Co.	32	2,824
Encore Wire Corporation	5	978
Equifax Inc.	6	1,147
Expeditors International of Washington, Inc.	17	1,909
Fastenal Company	23	1,240
FedEx Corporation	6	1,457
Flowserve Corporation	6	203
Fluor Corporation (a)	49	1,523
Fortive Corporation	10	699
Franklin Electric Co., Inc.	5	458
FTI Consulting, Inc. (a)	11	2,157
GATX Corporation	6	688
Generac Holdings Inc. (a)	3	297
General Dynamics Corporation	7	1,484
General Electric Company	114	10,908
Genpact Limited	39	1,819
GMS Inc. (a)	7	422
Graco Inc.	11	799
Granite Construction Incorporated	14	588
Healthcare Services Group, Inc.	21	293
HEICO Corporation	5	800
Hexcel Corporation	20	1,384
Hillenbrand, Inc.	5	233
HNI Corporation	10	275
Honeywell International Inc.	19	3,548
Howmet Aerospace Inc.	37	1,576
Hub Group, Inc. - Class A (a)	9	762
Hubbell Incorporated	4	1,047
Huntington Ingalls Industries, Inc.	3	557
IDEX Corporation	8	1,789
Illinois Tool Works Inc.	24	5,863
Ingersoll Rand Inc.	20	1,156
Insperity, Inc.	5	612
ITT Inc.	11	968
J. B. Hunt Transport Services, Inc.	4	626
JetBlue Airways Corporation (a)	46	333
Johnson Controls International Public Limited Company	19	1,135
KAR Auction Services, Inc. (a)	40	551
KBR, Inc.	13	695
Knight-Swift Transportation Holdings Inc. - Class A	8	461
L3Harris Technologies, Inc.	13	2,570
Landstar System, Inc.	12	2,121
Leidos Holdings, Inc.	16	1,466
Lennox International Inc.	6	1,559
Lincoln Electric Holdings, Inc.	11	1,837
Lockheed Martin Corporation	35	16,356
ManpowerGroup Inc.	13	1,040
Masco Corporation	22	1,078
MasTec, Inc. (a)	3	283
Matthews International Corporation - Class A	5	191
MAXIMUS, Inc.	17	1,319
MDU Resources Group, Inc.	39	1,188
Mine Safety Appliances Company, LLC	2	311
Moog Inc. - Class A	5	504
MSC Industrial Direct Co., Inc. - Class A	19	1,621
Mueller Industries, Inc.	18	1,292
Nordson Corporation	3	622
Northrop Grumman Corporation	18	8,262
Now, Inc. (a)	29	318
Nvent Electric Public Limited Company	8	350
Old Dominion Freight Line, Inc.	3	917
Oshkosh Corporation	13	1,074
Otis Worldwide Corporation	32	2,714
Owens Corning	7	678
PACCAR Inc	14	1,009
Parker-Hannifin Corporation	3	1,152
Parsons Corporation (a)	7	320
Paychex, Inc.	15	1,662
Pentair Public Limited Company	22	1,238
Primoris Services Corporation	14	347
Quanta Services, Inc.	11	1,829
Raytheon Technologies Corporation	41	4,009
RBC Bearings Incorporated (a)	1	309
Republic Services, Inc.	9	1,205
Resideo Technologies, Inc. (a)	26	468
Robert Half International Inc.	10	839
Rockwell Automation, Inc.	3	911
Rollins, Inc.	32	1,198
Rush Enterprises, Inc. - Class A	10	543
Ryder System, Inc.	17	1,560
Schneider National, Inc. - Class B	17	442
Science Applications International Corporation	3	297
SkyWest, Inc. (a)	14	300
Snap-on Incorporated	1	322
Spirit AeroSystems Holdings, Inc. - Class A	15	512
Steelcase Inc. - Class A	33	274
Stericycle, Inc. (a)	14	602
Terex Corporation	29	1,393
Textron Inc.	6	413
The Boeing Company (a)	16	3,501
The Greenbrier Companies, Inc.	15	492
The Timken Company	13	1,068
The Toro Company	24	2,650
TransDigm Group Incorporated	2	1,599
Trinity Industries, Inc.	19	463
Uber Technologies, Inc. (a)	53	1,683
UFP Industries, Inc.	11	881
U-Haul Holding Company (b)	12	709
Unifirst Corporation	2	289
Union Pacific Corporation	45	8,988
United Airlines Holdings, Inc. (a)	9	391
United Parcel Service, Inc. - Class B	46	8,943
United Rentals, Inc.	2	745
Univar Solutions Inc. (a)	8	268
Valmont Industries, Inc.	2	572
Verisk Analytics, Inc.	15	2,786
W. W. Grainger, Inc.	4	3,055

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Waste Connections, Inc.	14	1,987
Waste Management, Inc.	28	4,499
Watsco, Inc.	9	2,929
Watts Water Technologies, Inc. - Class A	1	203
Werner Enterprises, Inc.	27	1,215
WESCO International, Inc.	20	3,090
Westinghouse Air Brake Technologies Corporation	5	496
WillScot Mobile Mini Holdings Corp. - Class A (a)	10	458
Xylem Inc.	18	1,835
		265,297
Information Technology 11.7%
Accenture Public Limited Company - Class A	21	5,912
Akamai Technologies, Inc. (a)	5	417
Amdocs Limited	16	1,534
Amkor Technology, Inc.	21	556
Amphenol Corporation - Class A	16	1,331
Analog Devices, Inc.	14	2,785
ANSYS, Inc. (a)	4	1,220
Apple Inc.	142	23,424
Applied Materials, Inc.	48	5,870
Arista Networks, Inc. (a)	12	1,985
Arrow Electronics, Inc. (a)	12	1,547
Autodesk, Inc. (a)	16	3,237
Avnet, Inc.	32	1,447
Belden Inc.	10	844
Bentley Systems, Incorporated - Class B	12	518
Black Knight, Inc. (a)	15	851
Broadcom Inc.	21	13,173
Cadence Design Systems, Inc. (a)	8	1,630
CDW Corp.	11	2,082
Cirrus Logic, Inc. (a)	8	863
Cisco Systems, Inc.	420	21,949
CommScope Holding Company, Inc. (a)	54	342
Corning Incorporated	160	5,641
Dell Technologies Inc. - Class C	4	152
Dolby Laboratories, Inc. - Class A	10	890
Dropbox, Inc. - Class A (a)	15	327
DXC Technology Company (a)	28	711
EPAM Systems, Inc. (a)	3	836
Fair Isaac Corporation (a)	3	1,782
First Solar, Inc. (a)	5	1,126
Flex Ltd. (a)	39	897
Fortinet, Inc. (a)	15	1,013
Gartner, Inc. (a)	6	1,797
Gen Digital Inc.	85	1,461
GoDaddy Inc. - Class A (a)	10	807
Hewlett Packard Enterprise Company	343	5,457
HP, Inc.	177	5,189
Insight Enterprises, Inc. (a)	9	1,276
International Business Machines Corporation	229	29,977
Jabil Inc.	19	1,676
Juniper Networks, Inc.	97	3,352
Keysight Technologies, Inc. (a)	9	1,412
KLA Corporation	8	3,317
Kyndryl Holdings, Inc. (a)	67	987
Lam Research Corporation	9	4,968
Littelfuse, Inc.	1	296
Manhattan Associates, Inc. (a)	3	415
Microchip Technology Incorporated	15	1,240
Monolithic Power Systems, Inc.	2	1,116
Motorola Solutions, Inc.	12	3,329
National Instruments Corporation	16	826
NCR Corporation (a)	22	529
NetApp, Inc.	6	390
NetScout Systems, Inc. (a)	21	608
On Semiconductor Corporation (a)	12	1,020
Oracle Corporation	294	27,312
Osi Systems, Inc. (a)	4	387
Plexus Corp. (a)	7	683
PTC Inc. (a)	5	690
Qualcomm Incorporated	75	9,607
Roper Technologies, Inc.	4	1,603
Sanmina Corporation (a)	23	1,431
Seagate Technology Holdings Public Limited Company	14	901
Silicon Laboratories Inc. (a)	1	261
Skyworks Solutions, Inc.	12	1,361
Splunk Inc. (a)	8	797
Super Micro Computer, Inc. (a)	8	884
Synaptics Incorporated (a)	3	316
Synopsys, Inc. (a)	4	1,628
TE Connectivity Ltd. (c)	8	1,075
Teledyne Technologies Incorporated (a)	4	1,827
Teradata Corporation (a)	14	584
Teradyne, Inc.	7	703
Texas Instruments Incorporated	65	12,149
TTM Technologies, Inc. (a)	17	236
Tyler Technologies, Inc. (a)	1	373
VeriSign, Inc. (a)	3	697
Vishay Intertechnology, Inc.	46	1,049
VMware, Inc. - Class A (a)	7	843
Western Digital Corporation (a)	49	1,851
Wolfspeed, Inc. (a)	6	401
Xerox Holdings Corporation	38	583
Zoom Video Communications, Inc. - Class A (a)	11	783
		249,352
Financials 11.6%
Affiliated Managers Group, Inc.	9	1,311
AFLAC Incorporated	32	2,080
AGNC Investment Corp.	56	560
Ally Financial Inc.	60	1,539
American Equity Investment Life Holding Company	21	760
American Express Company	15	2,473
American Financial Group, Inc.	2	286
American International Group, Inc.	150	7,549
Ameriprise Financial, Inc.	3	902
Annaly Capital Management, Inc.	33	621
AON Public Limited Company - Class A	16	5,018
Apollo Asset Management, Inc.	19	1,214
Ares Management Corporation - Class A	11	927
Arthur J. Gallagher & Co.	12	2,362
Artisan Partners Asset Management Inc. - Class A	7	236
Assurant, Inc.	4	540
Bank OZK	5	166
BlackRock, Inc.	4	2,550
Blackstone Inc. - Class A	18	1,560
Blackstone Mortgage Trust, Inc. - Class A (b)	28	495
Bread Financial Payments, Inc.	23	693
Brighthouse Financial, Inc. (a)	23	1,019
Brightsphere Investment Group Inc.	11	264
Brown & Brown, Inc.	17	957
Cadence Bank	8	156
Capital One Financial Corporation	56	5,386
Capitol Federal Financial	26	174
Chimera Investment Corporation (b)	107	603
Chubb Limited	11	2,211
Cincinnati Financial Corporation	5	511
Citigroup Inc.	408	19,129
CME Group Inc. - Class A	12	2,381
CNO Financial Group, Inc.	39	857
Commerce Bancshares, Inc.	6	351
Discover Financial Services	21	2,038
East West Bancorp, Inc.	8	426
Equitable Holdings, Inc.	12	301
Erie Indemnity Company - Class A	4	1,025
Evercore Inc. - Class A	8	929
F.N.B. Corporation	15	177
FactSet Research Systems Inc.	4	1,862
Federated Hermes, Inc. - Class B	23	910
Fidelity National Information Services, Inc.	16	877
First American Financial Corporation	3	192
First Citizens BancShares, Inc. - Class A	1	496
First Horizon Corporation	29	522
Fiserv, Inc. (a)	16	1,863
FleetCor Technologies, Inc. (a)	3	617
Franklin Resources, Inc.	55	1,493
Genworth Financial, Inc. - Class A (a)	146	732
Glacier Bancorp, Inc.	6	233
Global Payments Inc.	7	779

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Globe Life Inc.	3	316
Houlihan Lokey, Inc. - Class A	10	870
Huntington Bancshares Incorporated	37	414
Independence Holdings, LLC	5	178
Interactive Brokers Group, Inc. - Class A	8	645
Intercontinental Exchange, Inc.	19	1,935
Invesco Ltd.	77	1,257
Jack Henry & Associates, Inc.	11	1,714
Jackson Financial Inc. - Class A (d)	16	596
Janus Henderson Group PLC	10	259
Jefferies Financial Group Inc.	9	274
JPMorgan Chase & Co.	80	10,477
K.K.R. Co., Inc. - Class A	18	927
Ladder Capital Corp - Class A	33	308
Lincoln National Corporation	33	740
Loews Corporation	27	1,565
LPL Financial Holdings Inc.	16	3,270
Markel Corporation (a)	—	405
MarketAxess Holdings Inc.	2	691
Marsh & Mclennan Companies, Inc.	41	6,848
MasterCard Incorporated - Class A	39	14,289
Mercury General Corporation	15	463
MetLife, Inc.	52	3,006
MFA Financial, Inc.	53	529
MGIC Investment Corporation	31	418
Moelis & Company - Class A	7	287
Moody's Corporation	5	1,561
Morgan Stanley	36	3,131
Morningstar, Inc.	1	281
MSCI Inc. - Class A	6	3,258
Nasdaq, Inc.	19	1,039
Navient Corporation	50	798
New York Community Bancorp, Inc. - Series A (b)	99	899
New York Mortgage Trust, Inc.	18	181
Old National Bancorp	15	211
PacWest Bancorp	18	174
PayPal Holdings, Inc. (a)	31	2,376
PennyMac Mortgage Investment Trust (b)	45	558
PRA Group, Inc. (a)	7	290
Primerica, Inc.	2	308
Principal Financial Group, Inc.	7	516
ProAssurance Corporation	11	203
Prosperity Bancshares, Inc.	5	278
Prudential Financial, Inc.	58	4,758
Raymond James Financial, Inc.	6	529
Redwood Trust, Inc. (b)	51	344
Regions Financial Corporation	27	493
Reinsurance Group of America, Incorporated	2	283
Rithm Capital Corp.	139	1,109
RLI Corp.	6	829
S&P Global Inc.	5	1,869
SEI Investments Company	25	1,467
Selective Insurance Group, Inc.	2	214
SLM Corporation	65	802
Southstate Corporation	4	267
Starwood Property Trust, Inc. (b)	67	1,188
State Street Corporation	10	720
Stewart Information Services Corporation	10	394
Stifel Financial Corp.	5	306
Synchrony Financial	112	3,249
T. Rowe Price Group, Inc.	20	2,268
The Allstate Corporation	59	6,554
The Bank of New York Mellon Corporation (d)	76	3,454
The Goldman Sachs Group, Inc.	19	6,070
The Hanover Insurance Group, Inc.	8	967
The Hartford Financial Services Group, Inc.	7	457
The Progressive Corporation	47	6,702
The Travelers Companies, Inc.	34	5,896
The Western Union Company	61	685
Tradeweb Markets Inc. - Class A	3	260
Two Harbors Investment Corp.	27	404
United Bankshares, Inc.	7	234
Unum Group	44	1,725
Virtu Financial, Inc. - Class A	22	408
Visa Inc. - Class A	82	18,537
Voya Financial, Inc.	5	389
W. R. Berkley Corporation	6	356
Washington Federal, Inc.	11	335
Webster Financial Corporation	8	312
Wells Fargo & Company	475	17,742
Wex, Inc. (a)	2	400
White Mountains Insurance Group Ltd	—	650
Willis Towers Watson Public Limited Company	9	2,034
Wintrust Financial Corporation	3	219
Zurich American Corporation	8	446
		248,381
Consumer Discretionary 10.4%
Abercrombie & Fitch Co. - Class A (a)	29	814
Academy Sports & Outdoors, Inc.	15	986
Acushnet Holdings Corp.	5	279
Adient Public Limited Company (a)	27	1,098
Adtalem Global Education Inc. (a)	15	576
American Axle & Manufacturing Holdings, Inc. (a)	55	427
American Eagle Outfitters, Inc.	88	1,180
Aramark	8	293
Asbury Automotive Group, Inc. (a)	9	1,847
AutoNation, Inc. (a)	12	1,588
AutoZone, Inc. (a)	3	6,676
Bath & Body Works, Inc.	19	691
Best Buy Co., Inc.	59	4,602
Bloomin' Brands, Inc.	15	377
Booking Holdings Inc. (a)	3	9,169
BorgWarner Inc.	21	1,035
Boyd Gaming Corporation	3	224
Bright Horizons Family Solutions, Inc. (a)	4	285
Brunswick Corporation	14	1,175
Burlington Stores, Inc. (a)	3	657
Carnival Corporation (a) (b)	61	623
Carter's, Inc.	23	1,681
Chipotle Mexican Grill, Inc. (a)	—	232
Churchill Downs Incorporated	4	993
Cracker Barrel Old Country Store, Inc. (b)	10	1,179
Crocs, Inc. (a)	4	522
D.R. Horton, Inc.	9	860
Dana Incorporated	52	781
Darden Restaurants, Inc.	11	1,636
Dave & Buster's Entertainment, Inc. (a)	8	286
Deckers Outdoor Corporation (a)	3	1,382
Dick's Sporting Goods, Inc.	13	1,808
Dillard's, Inc. - Class A	3	776
Domino's Pizza, Inc.	7	2,364
Dorman Products, Inc. (a)	5	438
eBay Inc.	135	5,973
ETSY, Inc. (a)	6	691
Five Below, Inc. (a)	3	546
Foot Locker, Inc.	51	2,010
Ford Motor Company	709	8,930
GameStop Corp. - Class A (a) (b)	13	294
General Motors Company	291	10,665
Gentex Corporation	56	1,574
Genuine Parts Company	9	1,461
Graham Holdings Co., Ltd. - Class B	1	443
Grand Canyon Education, Inc. (a)	8	947
Group 1 Automotive, Inc.	7	1,614
Guess ?, Inc.	15	285
H & R Block, Inc.	72	2,532
Hanesbrands Inc.	72	378
Harley-Davidson, Inc.	20	777
Helen of Troy Limited (a)	2	204
Hilton Worldwide Holdings Inc.	8	1,065
Hyatt Hotels Corporation - Class A (a)	2	246
International Game Technology PLC	31	844
Jack in the Box Inc.	16	1,372
Kohl's Corporation	50	1,172
Kontoor Brands, Inc.	15	741
Las Vegas Sands Corp. (a)	49	2,788
La-Z-Boy Incorporated	15	427
Lear Corporation	13	1,805
Leggett & Platt, Incorporated	33	1,045

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Lennar Corporation - Class A	7	766
Light & Wonder, Inc. (a)	4	252
Lithia Motors, Inc. - Class A	3	619
LKQ Corporation	7	408
Lowe`s Companies, Inc.	36	7,110
M.D.C. Holdings, Inc.	15	572
M/I Homes, Inc. (a)	5	305
Macy's, Inc.	63	1,110
Marriott International, Inc. - Class A	17	2,796
Marriott Vacations Worldwide Corporation	1	112
McDonald's Corporation	82	22,968
Meritage Homes Corporation	8	934
MGM Resorts International	8	345
Murphy USA Inc.	15	3,918
Newell Brands Inc.	10	119
NIKE, Inc. - Class B	52	6,361
Nordstrom, Inc. (b)	22	356
Norwegian Cruise Line Holdings Ltd. (a)	20	268
NVR, Inc. (a)	—	741
O'Reilly Automotive, Inc. (a)	9	7,777
PENN Entertainment, Inc. (a)	6	192
Penske Automotive Group, Inc.	8	1,078
Polaris Inc.	3	309
Pool Corporation	3	1,126
PulteGroup, Inc.	27	1,552
PVH Corp.	5	426
Qurate Retail, Inc. - Series A (a)	239	236
Ralph Lauren Corporation - Class A	5	585
Ross Stores, Inc.	10	1,011
Royal Caribbean Cruises Ltd.	6	383
Sally Beauty Holdings, Inc. (a)	54	835
Service Corporation International	27	1,889
Signet Jewelers Limited	11	822
Skechers U.S.A., Inc. - Class A (a)	7	311
Sonic Automotive, Inc. - Class A	8	410
Starbucks Corporation	45	4,680
Steven Madden, Ltd.	14	492
Strategic Education, Inc.	5	482
Tapestry, Inc.	6	269
Taylor Morrison Home II Corporation - Class A (a)	40	1,546
Tempur Sealy International, Inc.	23	895
Texas Roadhouse, Inc. - Class A	7	745
The Buckle, Inc.	12	433
The Cheesecake Factory Incorporated (b)	13	440
The Gap, Inc.	100	1,003
The Goodyear Tire & Rubber Company (a)	88	975
The Home Depot, Inc.	45	13,418
The ODP Corporation (a)	20	913
The TJX Companies, Inc.	42	3,287
The Wendy's Company	77	1,679
Thor Industries, Inc.	18	1,438
Toll Brothers, Inc.	12	723
Tractor Supply Company	9	2,102
TRI Pointe Homes Holdings, Inc. (a)	37	939
Ulta Beauty, Inc. (a)	6	3,271
Urban Outfitters, Inc. (a)	29	806
V.F. Corporation	20	453
Vail Resorts, Inc.	6	1,292
Vista Outdoor Inc. (a)	9	252
Visteon Corporation (a)	12	1,854
Whirlpool Corporation	9	1,196
Williams-Sonoma, Inc.	15	1,778
Wyndham Hotels & Resorts, Inc.	8	548
Wynn Resorts, Limited (a)	5	581
Yum! Brands, Inc.	41	5,473
		223,334
Energy 8.4%
Antero Resources Corporation (a)	66	1,532
Apa Corp.	16	586
Arch Resources, Inc. - Class A	2	269
Archrock, Inc.	39	383
Baker Hughes Company - Class A	112	3,230
ChampionX Corporation	9	252
Cheniere Energy, Inc.	12	1,953
Chevron Corporation	172	28,126
Civitas Resources, Inc.	3	232
CNX Resources Corporation (a)	53	853
ConocoPhillips	99	9,852
Coterra Energy Inc.	22	541
CVR Energy, Inc.	17	565
Delek US Holdings, Inc.	52	1,192
Devon Energy Corporation	19	948
Diamondback Energy, Inc.	5	709
DT Midstream, Inc.	5	249
EOG Resources, Inc.	16	1,867
EQT Corporation	17	543
Equitrans Midstream Corporation	46	266
Exxon Mobil Corporation	325	35,694
Green Plains Inc. (a)	7	229
Halliburton Company	21	675
Helmerich & Payne, Inc.	34	1,217
Hess Corporation	17	2,233
HF Sinclair Corporation	9	417
Kinder Morgan, Inc.	99	1,739
Kosmos Energy Ltd. (a)	50	375
Marathon Oil Corporation	172	4,128
Marathon Petroleum Corporation	156	21,084
Matador Resources Company	6	274
Murphy Oil Corporation	45	1,673
Nabors Industries Ltd. (a)	4	443
Nov Inc.	89	1,640
Occidental Petroleum Corporation	101	6,278
Oceaneering International, Inc. (a)	39	684
ONEOK, Inc.	12	787
Ovintiv Canada ULC	7	265
Patterson-UTI Energy, Inc.	93	1,091
PBF Energy Inc. - Class A	45	1,931
PDC Energy, Inc.	5	312
Peabody Energy Corporation (a)	35	894
Permian Resources Corporation - Class A	71	748
Phillips 66	117	11,813
Pioneer Natural Resources Company	6	1,222
Range Resources Corporation	39	1,039
Schlumberger Limited	87	4,267
SM Energy Company	42	1,181
Targa Resources Corp.	18	1,339
TechnipFMC PLC	91	1,249
The Williams Companies, Inc.	34	1,029
Transocean Ltd. (a) (b) (c)	184	1,173
Valero Energy Corporation	119	16,653
World Fuel Services Corporation	17	446
		180,370
Communication Services 5.2%
Activision Blizzard, Inc.	46	3,926
AT&T Inc.	1,903	36,631
Cable One, Inc.	—	317
Cinemark Holdings, Inc. (a)	36	531
Clear Channel Outdoor Holdings, Inc. (a)	124	149
Comcast Corporation - Class A	226	8,569
EchoStar Corporation - Class A (a)	10	191
Electronic Arts Inc.	23	2,750
Former Charter Communications Parent, Inc. - Class A (a)	6	2,239
Fox Corporation - Class A	34	1,162
Frontier Communications Parent, Inc. (a)	19	441
John Wiley & Sons, Inc. - Class A	10	406
Liberty Broadband Corporation - Series C (a)	7	542
Liberty Global PLC - Class C (a)	94	1,918
Liberty Latin America Ltd. - Class C (a)	36	296
Liberty Media Corporation - Series C (a)	11	853
Liberty Media Corporation - Series C (a)	36	999
Lumen Technologies Inc.	266	705
Meta Platforms, Inc. - Class A (a)	61	13,034
Netflix, Inc. (a)	12	4,231
News Corporation - Class A	39	681
Nexstar Media Group, Inc. - Class A	7	1,220
Omnicom Group Inc.	35	3,317
Paramount Global - Class B	86	1,927
Pinterest, Inc. - Class A (a)	30	811

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Scholastic Corporation	8	290
Take-Two Interactive Software, Inc. (a)	4	499
TEGNA Inc.	66	1,116
Telephone and Data Systems, Inc.	62	647
The Interpublic Group of Companies, Inc.	44	1,622
The New York Times Company - Class A	10	395
T-Mobile USA, Inc. (a)	38	5,567
TripAdvisor, Inc. (a)	16	320
Verizon Communications Inc.	336	13,056
Yelp Inc. (a)	25	759
		112,117
Materials 3.9%
Air Products and Chemicals, Inc.	6	1,766
Albemarle Corporation	6	1,314
Alcoa Corporation	23	993
Amcor Pty Ltd	137	1,554
AptarGroup, Inc.	11	1,264
Arconic Corporation (a)	32	840
Ashland Inc.	3	270
ATI Inc. (a)	18	723
Avery Dennison Corporation	7	1,307
Axalta Coating Systems Ltd. (a)	32	957
Berry Global Group, Inc.	16	946
Cabot Corporation	14	1,101
Carpenter Technology Corporation	16	698
Celanese Corporation - Class A	11	1,242
Commercial Metals Company	34	1,663
Corteva, Inc.	39	2,347
Crown Holdings, Inc.	15	1,201
Dow Inc.	18	994
DuPont de Nemours, Inc.	59	4,251
Eagle Materials Inc.	2	301
Eastman Chemical Company	4	326
FMC Corporation	6	770
Graphic Packaging Holding Company	114	2,904
Greif, Inc. - Class A	7	456
Innospec Inc.	4	409
International Flavors & Fragrances Inc.	7	599
International Paper Company	34	1,239
Kaiser Aluminum Corporation	5	372
Legacy Vulcan Corp.	3	574
Linde Public Limited Company	14	4,832
Louisiana-Pacific Corporation	15	806
LyondellBasell Industries N.V. - Class A	69	6,466
MATIV Holdings, Inc.	9	190
MOS Holdings Inc.	78	3,588
NewMarket Corporation	3	1,035
Newmont Corporation	30	1,465
Nucor Corporation	25	3,787
O-I Glass, Inc. (a)	62	1,409
Olin Corporation	32	1,788
Packaging Corporation of America	2	230
PPG Industries, Inc.	21	2,829
Reliance Steel & Aluminum Co.	10	2,537
Royal Gold, Inc.	4	573
RPM International Inc.	28	2,409
Sealed Air Corporation	40	1,848
Sensient Technologies Corporation	8	603
Silgan Holdings Inc.	20	1,080
Sonoco Products Company	23	1,387
Steel Dynamics, Inc.	10	1,147
Stepan Company	3	296
Sylvamo Corporation	19	888
The Chemours Company	23	682
The Scotts Miracle-Gro Company	10	700
The Sherwin-Williams Company	14	3,067
United States Steel Corporation	19	486
Valvoline, Inc.	11	369
Warrior Met Coal, Inc.	26	971
WestRock Company	46	1,413
Worthington Industries, Inc.	9	557
		82,819
Real Estate 2.2%
Agree Realty Corporation	4	264
Alexander & Baldwin, Inc.	13	249
American Homes 4 Rent - Class A	19	612
American Tower Corporation	2	416
Americold Realty Trust	30	848
Apple Hospitality REIT, Inc.	60	926
Camden Property Trust	9	929
CBRE Group, Inc. - Class A (a)	8	594
Corporate Office Properties Trust	19	454
Crown Castle Inc.	7	881
Cubesmart, L.P.	13	592
DiamondRock Alpharetta Tenant, LLC	51	416
Digital Realty Trust, Inc.	4	412
DigitalBridge Group, Inc. - Class A (b)	48	577
Douglas Emmett, Inc.	17	210
EastGroup Properties, Inc.	2	265
ELME Communities	13	238
Equinix, Inc.	4	2,532
Equity Commonwealth	28	582
Equity Lifestyle Properties, Inc.	9	604
Extra Space Storage Inc.	8	1,261
First Industrial Realty Trust, Inc.	9	490
Gaming and Leisure Properties, Inc.	44	2,305
Healthcare Realty Trust Incorporated - Class A	27	529
Host Hotels & Resorts, Inc.	35	582
Invitation Homes Inc.	41	1,267
Iron Mountain Incorporated	36	1,924
Kilroy Realty Corporation	16	515
Kite Realty Naperville, LLC	12	244
Lamar Advertising Company - Class A	8	803
Life Storage Inc.	6	850
LXP Industrial Trust	41	423
National Retail Properties, Inc.	9	391
Omega Healthcare Investors, Inc.	12	330
OUTFRONT Media Inc.	10	157
Paramount Group, Inc.	83	380
Park Hotels & Resorts Inc.	32	394
Physicians Realty Trust	32	476
Piedmont Office Realty Trust, Inc. - Class A	32	234
Public Storage	7	2,164
Rayonier Inc.	18	588
Realogy Holdings Corp. (a)	62	328
Realty Income Corporation	18	1,154
Regency Centers Corporation	9	570
RLJ III-EM Columbus Lessee, LLC	61	644
Ryman Hospitality Properties, Inc.	8	690
SBA Communications Corporation - Class A	2	440
Service Properties Trust	54	537
Simon Property Group, Inc.	26	2,951
SITE Centers Corp.	36	446
SL Green Realty Corp. (b)	8	189
Spirit Realty Capital, Inc.	7	261
STAG Industrial, Inc.	5	173
Sun Communities, Inc.	7	1,045
Sunstone Hotel Investors, Inc.	49	487
Tanger Factory Outlet Centers, Inc.	12	238
The Macerich Company	85	898
UDR, Inc.	25	1,032
Veris Residential, Inc. (a)	28	409
VICI Properties Inc.	81	2,640
W.P. Carey Inc.	30	2,318
Xenia Hotels & Resorts, Inc.	27	358
Zillow Group, Inc. - Class C (a)	12	524
		47,240
Utilities 1.5%
Ameren Corporation	7	636
American Electric Power Company, Inc.	8	767
American Water Works Company, Inc.	5	671
Atmos Energy Corporation	10	1,135
Avista Corporation	15	649
CenterPoint Energy, Inc.	18	530
Clearway Energy, Inc. - Class C	11	344
Consolidated Edison, Inc.	10	950
Constellation Energy Group, Inc.	9	704
Dominion Energy, Inc.	47	2,644

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Edison International	11	771
Entergy Corporation	10	1,071
Essential Utilities, Inc.	12	503
Evergy, Inc.	6	357
Eversource Energy	10	782
Exelon Corporation	97	4,066
Hawaiian Electric Industries, Inc.	15	558
National Fuel Gas Company	16	925
New Jersey Resources Corporation	3	179
NRG Energy, Inc.	19	664
OGE Energy Corp.	10	381
Ormat Technologies, Inc.	7	584
PG&E Corporation (a)	51	817
Pinnacle West Capital Corporation	2	195
PNM Resources, Inc.	13	625
PPL Corporation	21	582
Public Service Enterprise Group Incorporated	19	1,188
Sempra Energy	9	1,314
The AES Corporation	60	1,435
The Southern Company	29	2,042
UGI Corporation	5	177
Vistra Corp.	68	1,644
WEC Energy Group Inc.	9	824
Xcel Energy Inc.	15	1,025
		31,739
Total Common Stocks (cost $1,912,112)		2,133,669
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 4.48% (d) (e)	3,568	3,568
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	507	507
Total Short Term Investments (cost $4,075)		4,075
Total Investments 99.9% (cost $1,916,187)		2,137,744
Other Derivative Instruments 0.0%		122
Other Assets and Liabilities, Net 0.1%		1,456
Total Net Assets 100.0%		2,139,322

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	299	255	—	5	—	42	596	—
The Bank of New York Mellon Corporation	2,643	957	215	20	(17)	86	3,454	0.2
	2,942	1,212	215	25	(17)	128	4,050	0.2

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/17/23	1,010	1,075	—
Transocean Ltd.	06/25/19	823	1,173	0.1
		1,833	2,248	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	30	June 2023	5,842	87	364
S&P Midcap 400 Index	8	June 2023	1,976	35	48
				122	412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,133,669	—	—	2,133,669
Short Term Investments	4,075	—	—	4,075
	2,137,744	—	—	2,137,744
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	412	—	—	412
	412	—	—	412

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 64.2%
Information Technology 13.5%
Accenture Public Limited Company - Class A	3	971
Adobe Inc. (a)	1	355
Advanced Micro Devices, Inc. (a)	15	1,441
Amphenol Corporation - Class A	—	8
Apple Inc.	73	12,046
Applied Materials, Inc.	3	417
Arista Networks, Inc. (a)	1	203
ASML Holding N.V. - ADR	2	1,223
ASML Holding N.V.	2	1,478
Atlassian Corporation - Class A (a)	2	297
Bill Holdings, Inc. (a)	2	171
Broadcom Inc.	4	2,519
Cadence Design Systems, Inc. (a)	1	226
Cisco Systems, Inc.	2	114
Cognizant Technology Solutions Corporation - Class A	1	44
Confluent, Inc. - Class A (a)	3	83
CrowdStrike Holdings, Inc. - Class A (a)	1	97
Datadog, Inc. - Class A (a)	1	96
DocuSign, Inc. (a)	1	47
Enphase Energy, Inc. (a)	—	42
Entegris, Inc.	2	148
First Solar, Inc. (a)	—	22
Fortinet, Inc. (a)	4	253
Gen Digital Inc.	6	105
Hamamatsu Photonics K.K. (b)	9	458
Intuit Inc.	3	1,328
KLA Corporation	1	383
Lam Research Corporation	2	1,048
Largan Precision Co., Ltd.	2	144
Marvell Technology, Inc.	12	512
Micron Technology, Inc.	8	495
Microsoft Corporation	48	13,751
MongoDB, Inc. - Class A (a)	1	301
Monolithic Power Systems, Inc.	1	734
Murata Manufacturing Co., Ltd.	9	542
NTT DATA Corporation (b)	49	643
NVIDIA Corporation	17	4,755
NXP Semiconductors N.V.	6	1,060
OMRON Corporation (b)	5	286
On Semiconductor Corporation (a)	3	257
Paycom Software, Inc. (a)	—	66
Pure Storage, Inc. - Class A (a)	5	128
Qorvo, Inc. (a)	—	30
Qualcomm Incorporated	2	242
Renesas Electronics Corporation (a)	23	340
Roper Technologies, Inc.	2	854
Salesforce, Inc. (a)	4	884
Samsung Electronics Co Ltd	20	971
SAP SE	7	929
ServiceNow, Inc. (a)	4	1,652
Shopify Inc. - Class A (a)	7	330
Skyworks Solutions, Inc.	—	47
Snowflake Inc. - Class A (a)	1	129
SolarEdge Technologies Ltd. (a)	—	87
Synopsys, Inc. (a)	3	1,076
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	237
Taiwan Semiconductor Manufacturing Company Limited	94	1,667
TE Connectivity Ltd. (c)	3	421
Teledyne Technologies Incorporated (a)	—	172
Telefonaktiebolaget LM Ericsson - Class B (b)	100	584
Teradyne, Inc.	1	75
Texas Instruments Incorporated	6	1,103
The Descartes Systems Group Inc. (a)	1	73
Tokyo Electron Limited	5	548
Trimble Inc. (a)	2	100
Western Digital Corporation (a)	2	87
Zoom Video Communications, Inc. - Class A (a)	—	25
		61,960
Financials 10.6%
Adyen B.V. (a) (c)	—	447
Affirm Holdings, Inc. - Class A (a)	3	31
AIA Group Limited	23	245
American Express Company	5	854
American International Group, Inc.	6	280
ANZ Group Holdings Limited	23	359
Ares Management Corporation - Class A	2	130
Assurant, Inc.	—	28
AXA	44	1,337
Bank of America Corporation	61	1,748
Berkshire Hathaway Inc. - Class B (a)	9	2,813
BlackRock, Inc.	—	29
Block, Inc. - Class A (a)	2	126
BNP Paribas	9	541
Bridgepoint Group PLC (c)	75	206
Brookfield Corporation - Class A	7	212
Capital One Financial Corporation	—	33
Cboe Global Markets, Inc.	1	94
Challenger Limited	41	171
Chubb Limited	9	1,797
Citigroup Inc.	4	200
CME Group Inc. - Class A	—	91
Corebridge Financial, Inc.	16	259
DBS Group Holdings Ltd	17	425
Definity Financial Corporation	5	136
Direct Line Insurance Group PLC	5	9
Discover Financial Services	1	49
DNB Bank ASA	52	927
East West Bancorp, Inc.	1	28
Element Fleet Management Corp.	51	669
Equitable Holdings, Inc.	6	148
Erste Group Bank AG	7	228
Fidelity National Information Services, Inc.	5	261
Fifth Third Bancorp	7	181
Fiserv, Inc. (a)	15	1,655
FleetCor Technologies, Inc. (a)	2	348
Global Payments Inc.	2	212
Housing Development Finance Corporation Limited	14	441
Huntington Bancshares Incorporated	13	142
ING Groep N.V.	79	945
Intercontinental Exchange, Inc.	2	203
Intesa Sanpaolo SPA	76	195
JPMorgan Chase & Co.	19	2,432
Julius Bar Gruppe AG - Class N	8	554
Lloyds Banking Group PLC	722	425
Macquarie Group Limited	4	434
Manulife Financial Corporation	17	312
MarketAxess Holdings Inc.	—	67
Marsh & Mclennan Companies, Inc.	4	686
MasterCard Incorporated - Class A	7	2,492
MetLife, Inc.	19	1,091
Mitsubishi HC Capital Inc.	45	233
Mitsubishi UFJ Financial Group Inc (b)	87	557
Moody's Corporation	1	153
Morgan Stanley	8	687
MSCI Inc. - Class A	—	223
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	4	1,262
National Bank of Canada	11	809
PICC Property and Casualty Company Limited - Class H	382	389
Ping An Insurance (Group) Co of China Ltd - Class H	30	194
Regions Financial Corporation	2	28
RenaissanceRe Holdings Ltd	1	158
S&P Global Inc.	2	630
Sampo Oyj - Class A	15	727
Standard Chartered PLC	35	266
State Street Corporation	1	61
Storebrand ASA	60	465
Sumitomo Mitsui Trust Bank, Limited (b)	9	295
Sun Life Financial Inc.	15	700
Svenska Handelsbanken AB - Class A (b)	57	493
The Allstate Corporation	4	403

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
The Charles Schwab Corporation	12	644
The Goldman Sachs Group, Inc.	1	466
The Hartford Financial Services Group, Inc.	10	715
The PNC Financial Services Group, Inc.	5	654
The Progressive Corporation	7	1,059
The Travelers Companies, Inc.	6	1,047
Tokio Marine Holdings, Inc. (b)	34	644
U.S. Bancorp	24	868
United Overseas Bank Limited	35	785
Visa Inc. - Class A	14	3,131
Wells Fargo & Company	39	1,466
Western Alliance Bancorporation	1	18
XP Inc. - Class A (a)	10	123
Zurich Insurance Group AG - Class N	2	838
		48,917
Health Care 8.9%
Abbott Laboratories	2	205
AbbVie Inc.	7	1,111
Agilent Technologies, Inc.	2	254
Alcon AG	5	344
Align Technology, Inc. (a)	—	97
AmerisourceBergen Corporation	8	1,201
Amgen Inc.	3	771
Astellas Pharma Inc.	60	851
AstraZeneca PLC - ADR	33	2,268
Bayer Aktiengesellschaft - Class N	13	827
Becton, Dickinson and Company	5	1,264
Biogen Inc. (a)	—	130
Boston Scientific Corporation (a)	1	45
Bristol-Myers Squibb Company	2	141
Charles River Laboratories International, Inc. (a)	—	64
Cigna Corporation	1	143
CVS Health Corporation	1	61
Danaher Corporation	6	1,616
Dentsply Sirona Inc.	2	59
DexCom, Inc. (a)	2	186
Elekta AB (publ) - Class B	44	340
Elevance Health, Inc.	6	2,775
Eli Lilly and Company	6	2,125
EssilorLuxottica	3	535
Evotec SE (a)	9	197
Fresenius SE & Co. KGaA	14	377
GE HealthCare Technologies Inc. (a)	7	596
Genmab A/S (a)	1	251
Gilead Sciences, Inc.	1	82
GSK PLC - ADR	11	387
HCA Healthcare, Inc.	3	793
Humana Inc.	3	1,301
Illumina, Inc. (a)	—	79
Intuitive Surgical, Inc. (a)	5	1,286
IPSEN	1	55
IQVIA Holdings Inc (a)	—	48
Johnson & Johnson	14	2,228
Koninklijke Philips N.V.	23	429
McKesson Corporation	1	201
Medtronic, Inc.	1	67
Merck & Co., Inc.	12	1,325
Mettler-Toledo International Inc. (a)	—	107
Moderna, Inc. (a)	1	88
Molina Healthcare, Inc. (a)	—	110
Novartis AG - Class N	14	1,273
Novo Nordisk A/S - ADR	1	223
Otsuka Holdings Co., Ltd.	11	359
Pfizer Inc.	7	273
Regeneron Pharmaceuticals, Inc. (a)	1	463
Sanofi	15	1,619
Siemens Healthineers AG (c)	13	722
Steris Limited	1	144
Stryker Corporation	3	759
Teleflex Incorporated	1	182
Thermo Fisher Scientific Inc.	3	1,949
UnitedHealth Group Incorporated	8	3,879
Veeva Systems Inc. - Class A (a)	1	162
Vertex Pharmaceuticals Incorporated (a)	1	256
Viatris Inc.	15	149
West Pharmaceutical Services, Inc.	—	50
Zimmer Biomet Holdings, Inc.	1	178
Zoetis Inc. - Class A	4	715
		40,775
Consumer Discretionary 6.3%
Alibaba Group Holding Limited - ADR (a)	1	111
Amadeus IT Holding, S.A. (c)	6	431
Amazon.com, Inc. (a)	59	6,095
Aptiv PLC (a)	—	27
ASOS PLC (a) (b)	11	117
Autoliv, Inc. - SDR	4	416
AutoZone, Inc. (a)	—	182
Best Buy Co., Inc.	3	196
Booking Holdings Inc. (a)	—	1,247
Bright Horizons Family Solutions, Inc. (a)	1	54
Burlington Stores, Inc. (a)	1	141
Chipotle Mexican Grill, Inc. (a)	—	825
Compass Group PLC	32	807
DENSO Corporation (b)	10	559
Doordash, Inc. - Class A (a)	2	143
Dr. Martens PLC	58	102
General Motors Company	7	249
Genuine Parts Company	—	50
H World Group Limited	6	27
Hilton Worldwide Holdings Inc.	2	303
Honda Motor Co., Ltd. (b)	7	183
InterContinental Hotels Group PLC	1	38
Kering	1	576
Kingfisher PLC	182	588
Kyoritsu Maintenance Co., Ltd.	1	20
Las Vegas Sands Corp. (a)	3	171
Lowe`s Companies, Inc.	1	171
Lululemon Athletica Canada Inc. (a)	1	376
Magna International Inc. (b)	11	600
Marriott International, Inc. - Class A	1	99
McDonald's Corporation	5	1,331
Meituan - Class B (a) (c)	1	10
MGM Resorts International	3	119
Moncler S.p.A.	9	607
Next PLC	6	453
NIKE, Inc. - Class B	8	1,003
NVR, Inc. (a)	—	128
O'Reilly Automotive, Inc. (a)	—	245
Panasonic Holdings Corporation	48	428
Persimmon Public Limited Company	19	298
Ross Stores, Inc.	10	1,076
Samsonite International S.A. (a) (c)	93	289
Service Corporation International	3	193
Sony Group Corporation	10	865
Stanley Electric Co., Ltd. (b)	13	286
Starbucks Corporation	2	240
Suzuki Motor Corporation	10	371
Tesla Inc. (a)	11	2,285
The Home Depot, Inc.	4	1,262
The TJX Companies, Inc.	8	618
Toyota Motor Corporation	63	899
Ulta Beauty, Inc. (a)	1	536
Wynn Resorts, Limited (a)	1	108
Zalando SE (a) (c)	9	359
		28,913
Industrials 5.5%
ABB Ltd - Class N	25	856
ALS Limited	10	86
AMETEK, Inc.	4	644
Ashtead Group Public Limited Company	9	552
Broadridge Financial Solutions, Inc.	—	30
Bunzl Public Limited Company	9	359
Canadian Pacific Railway Limited	2	117
Carrier Global Corporation	11	489
Caterpillar Inc.	—	28
Central Japan Railway Company (b)	3	310
Cintas Corporation	—	222
Copart, Inc. (a)	1	68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CoStar Group, Inc. (a)	1	95
CSX Corporation	39	1,157
Cummins Inc.	2	358
DCC Public Limited Company	7	391
Deere & Company	—	42
Dover Corporation	1	137
Eaton Corporation Public Limited Company	6	971
Emerson Electric Co.	—	26
Epiroc Aktiebolag - Class A	5	96
Epiroc Aktiebolag - Class B	2	30
FedEx Corporation	1	157
General Dynamics Corporation	1	151
General Electric Company	21	1,969
Honeywell International Inc.	5	977
Hubbell Incorporated	1	306
Huntington Ingalls Industries, Inc.	—	41
Ingersoll Rand Inc.	3	173
J. B. Hunt Transport Services, Inc.	1	129
Johnson Controls International Public Limited Company	1	60
Kion Group AG	8	306
L3Harris Technologies, Inc.	5	1,021
Legrand	7	644
Melrose Holdings Limited	270	558
Metso Outotec Oyj	11	124
Mitsubishi Corporation (b)	13	464
Mitsubishi Electric Corporation	58	694
Norfolk Southern Corporation	2	438
Northrop Grumman Corporation	1	406
Old Dominion Freight Line, Inc.	2	511
Otis Worldwide Corporation	2	137
PACCAR Inc	1	93
Prysmian S.p.A.	17	711
Quanta Services, Inc.	—	32
Raytheon Technologies Corporation	2	216
Recruit Holdings Co., Ltd.	15	413
Republic Services, Inc.	—	27
Rockwell Automation, Inc.	1	150
Safran	4	529
Saia, Inc. (a)	—	117
Sandvik Aktiebolag	8	167
Schneider Electric SE	—	39
Shoals Technologies Group, Inc. - Class A (a)	1	21
Siemens Aktiengesellschaft - Class N	15	2,501
SMC Corporation	1	265
Southwest Airlines Co.	3	88
Stanley Black & Decker, Inc.	2	193
Sumitomo Corporation (b)	28	501
TechnoPro Holdings, Inc.	17	473
Teleperformance SE	2	472
The Boeing Company (a)	1	178
THK Co. Ltd.	9	218
Toromont Industries Ltd.	1	87
Trane Technologies Public Limited Company	—	58
TransDigm Group Incorporated	—	352
TransUnion	1	55
Union Pacific Corporation	4	712
United Airlines Holdings, Inc. (a)	—	12
United Rentals, Inc.	—	21
Waste Connections, Inc.	1	199
Weir Group PLC(The)	5	105
WillScot Mobile Mini Holdings Corp. - Class A (a)	—	19
		25,354
Consumer Staples 4.7%
Altria Group, Inc.	4	175
Barry Callebaut AG - Class N	—	415
Colgate-Palmolive Company	1	40
Conagra Brands, Inc.	1	44
Constellation Brands, Inc. - Class A	2	464
Costco Wholesale Corporation	1	487
Darling Ingredients Inc. (a)	2	102
Diageo PLC	19	834
Dollar General Corporation	6	1,227
Dollar Tree, Inc. (a)	1	102
General Mills, Inc.	1	120
Heineken N.V.	5	548
Keurig Dr Pepper Inc.	9	323
Kimberly-Clark Corporation	2	325
Kirin Holdings Company, Ltd	23	366
Kraft Foods Group, Inc.	18	685
L'Oreal	2	905
Mondelez International, Inc. - Class A	21	1,469
Monster Beverage 1990 Corporation (a)	4	226
Nestle S.A. - Class N	22	2,678
P/F Bakkafrost Sales	1	50
PepsiCo, Inc.	6	1,033
Philip Morris International Inc.	20	1,980
Seven & I Holdings Co., Ltd.	19	875
Sysco Corporation	2	116
The Coca-Cola Company	13	831
The Estee Lauder Companies Inc. - Class A	1	189
The Procter & Gamble Company	12	1,767
Unilever PLC	27	1,417
Walmart Inc.	7	980
Welcia Holdings Co., Ltd.	8	175
Wilmar International Limited	201	638
		21,586
Communication Services 4.5%
Activision Blizzard, Inc.	5	470
Alphabet Inc. - Class A (a)	16	1,681
Alphabet Inc. - Class C (a)	63	6,579
AT&T Inc.	9	181
Cellnex Telecom, S.A. (c)	1	25
Comcast Corporation - Class A	3	106
CyberAgent, Inc.	39	327
KT Corp	14	328
Meta Platforms, Inc. - Class A (a)	13	2,682
NAVER Corporation	2	247
Netflix, Inc. (a)	3	1,056
Nippon Telegraph and Telephone Corporation	54	1,604
Sea Limited - Class A - ADR (a)	3	296
Stroer SE & Co. KGaA	2	119
Tencent Holdings Limited	10	468
The Walt Disney Company (a)	11	1,124
T-Mobile USA, Inc. (a)	11	1,537
Verizon Communications Inc.	16	639
Vodafone Group Public Limited Company - ADR	36	402
WPP 2012 Limited	56	658
Z Holdings Corporation	92	260
		20,789
Materials 3.5%
Adriatic Metals PLC - CDI (a)	12	31
Air Products and Chemicals, Inc.	1	216
Akzo Nobel N.V.	7	531
Amcor Pty Ltd - CDI	18	199
Anglo American PLC	2	82
Antofagasta PLC	27	535
Ardagh Metal Packaging S.A.	3	13
Asahi Kasei Corporation (b)	48	333
Avery Dennison Corporation	1	134
Ball Corporation	3	187
Barrick Gold Corporation	3	59
BASF SE - Class N	8	419
BHP Group Limited	27	840
BHP Group Limited	20	641
BlueScope Steel Limited	6	88
Boliden AB	5	192
Capricorn Metals Limited (a)	3	8
Centamin PLC	20	26
Central Asia Metals PLC	18	51
CF Industries Holdings, Inc.	2	150
Covestro AG (c)	9	387
Crown Holdings, Inc.	—	31
Eastman Chemical Company	1	59
Endeavour Mining Corporation (b)	3	61
ERO Copper Corp. (a)	2	31
First Quantum Minerals Ltd	1	30
FMC Corporation	1	113
Franco-Nevada Corporation	2	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc.	4	164
Glencore PLC	16	94
Grupo Mexico, S.A.B. de C.V. - Class B	7	33
IGO Limited	115	989
Impala Platinum Holdings	2	23
Johnson Matthey PLC	17	409
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
K92 Mining Inc. (a)	20	111
Karora Resources Inc. (a)	16	54
Korea Zinc Co., Ltd.	—	14
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	722
Legacy Vulcan Corp.	1	160
Linde Public Limited Company	3	1,143
Martin Marietta Materials, Inc.	—	49
Newcrest Mining Limited	7	123
Newmont Corporation	3	151
Nippon Steel Corporation (b)	6	136
Norsk Hydro ASA	15	110
Northern Star Resources Ltd	27	223
Nucor Corporation	1	171
Nutrien Ltd.	12	910
Orla Mining Ltd. (a)	5	23
Osisko Mining Inc. (a)	18	58
OZ Minerals Limited	3	57
Packaging Corporation of America	1	95
Perseus Mining Limited	75	119
POSCO Holdings Inc.	—	114
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	—	—
Red 5 Limited (a)	54	5
Reliance Steel & Aluminum Co.	1	344
Rio Tinto Limited	4	361
Rio Tinto PLC	3	212
Royal Gold, Inc.	—	23
RPM International Inc.	1	120
Sealed Air Corporation	1	46
Shin-Etsu Chemical Co., Ltd.	1	16
Sibanye Stillwater	8	17
South32 Limited	154	451
Southern Copper Corporation	1	87
Steel Dynamics, Inc.	2	206
Stora Enso Oyj - Class R	34	446
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	2	21
The Sherwin-Williams Company	4	1,008
Tietto Minerals Limited (a)	65	30
Tosoh Corporation	4	58
Umicore	12	418
UPM-Kymmene Oyj	1	36
Vale S.A.	2	28
Verallia	1	31
Victoria Gold Corp. (a)	1	10
Wesdome Gold Mines Ltd (a)	12	70
West Fraser Timber Co. Ltd.	1	55
West Fraser Timber Co. Ltd.	—	10
WestRock Company	2	63
Wheaton Precious Metals Corp.	1	50
		16,146
Energy 2.7%
Baker Hughes Company - Class A	1	30
BP P.L.C. - ADR	2	87
Cactus, Inc. - Class A	—	18
Canadian Natural Resources Limited	1	68
ChampionX Corporation	1	28
Chesapeake Energy Corporation	1	103
Chevron Corporation	11	1,861
ConocoPhillips	6	594
Coterra Energy Inc.	1	15
EOG Resources, Inc.	3	328
Equinor ASA	41	1,179
Exxon Mobil Corporation	26	2,892
Galp Energia, SGPS, S.A.	5	53
Halliburton Company	5	147
Hess Corporation	2	281
Kinder Morgan, Inc.	34	597
Kosmos Energy Ltd. (a)	4	32
Magnolia Oil & Gas Corporation - Class A	2	34
Marathon Petroleum Corporation	2	270
NAC Kazatomprom JSC - GDR (c)	3	102
Nov Inc.	2	43
OMV Aktiengesellschaft	—	22
Pioneer Natural Resources Company	1	124
Range Resources Corporation	2	64
Schlumberger Limited	4	186
Shell PLC - Class A	3	90
Shell PLC - Class A - ADR	11	615
Southwestern Energy Company (a)	16	82
Suncor Energy Inc.	3	88
Suncor Energy Inc.	2	53
TC Energy Corporation	1	33
TechnipFMC PLC	4	56
TGS-NOPEC Geophysical Company	2	34
TotalEnergies SE	24	1,393
TotalEnergies SE - ADR	1	77
Tourmaline Oil Corp	—	15
Valero Energy Corporation	1	127
Whitecap Resources Inc. (b)	2	19
Woodside Energy Group Ltd	4	81
Worley Limited	48	466
		12,387
Real Estate 2.3%
Acadia Realty Trust	6	81
Alexandria Real Estate Equities, Inc.	1	177
American Homes 4 Rent - Class A	5	171
American Tower Corporation	2	384
Apartment Income REIT Corp.	—	12
Apple Hospitality REIT, Inc.	5	76
AvalonBay Communities, Inc.	1	239
Big Yellow Group PLC	2	29
Camden Property Trust	1	124
Canadian Apartment Properties Real Estate Investment Trust	1	43
Capitaland Group Pte. Ltd.	42	63
Crown Castle Inc.	1	105
Cubesmart, L.P.	3	156
Derwent London PLC	1	32
Douglas Emmett, Inc.	3	42
EastGroup Properties, Inc.	1	92
Equinix, Inc.	1	612
Equity Lifestyle Properties, Inc.	7	466
Equity Residential	3	179
Essex Property Trust, Inc.	1	216
Extra Space Storage Inc.	1	119
Federal Realty Investment Trust	—	9
Gaming and Leisure Properties, Inc.	1	62
Gecina	—	47
Goodman Funding Pty Ltd	6	71
Granite Real Estate Investment Trust	1	41
Great Portland Estates P L C	46	283
Healthcare Realty Trust Incorporated - Class A	2	42
Hongkong Land Holdings Limited	5	24
Hoshino Resorts REIT, Inc.	—	31
Host Hotels & Resorts, Inc.	1	23
Industrial & Infrastructure Fund Investment Corporation.	—	24
Invincible Investment Corporation	—	37
KATITAS Co., Ltd.	2	35
Kerry Properties Limited	10	25
Kilroy Realty Corporation	1	43
Kojamo Oyj (c)	3	36
KRC Interim Corp.	1	25
Life Storage Inc.	2	263
Mitsui Fudosan Co., Ltd. (b)	38	706
Mitsui Fudosan Logistics Park Inc.	—	39
Pebblebrook Hotel Trust (b)	3	41
PotlatchDeltic Corporation	1	28
ProLogis Inc.	11	1,383
Public Storage	2	541

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Rayonier Inc.	2	73
Regency Centers Corporation	3	192
Rexford Industrial Realty, Inc.	4	261
SBA Communications Corporation - Class A	2	492
Scentre Group Limited	224	415
Shurgard Self Storage Limited	1	45
Simon Property Group, Inc.	3	297
SL Green Realty Corp. (b)	—	10
StorageVault Canada Inc.	6	26
Sun Communities, Inc.	—	48
Sun Hung Kai Properties Limited	6	84
Terreno Realty Corporation	2	157
The Howard Hughes Corporation (a)	—	8
The Unite Group PLC	3	37
Tokyo Tatemono Co., Ltd.	3	31
TOKYU REIT, Inc.	—	15
Ventas, Inc.	3	118
Warehouses De Pauw	2	45
Welltower Inc.	5	338
Weyerhaeuser Company	12	372
Wharf Real Estate Investment Company Limited	8	46
		10,387
Utilities 1.7%
Ameren Corporation	6	474
American Electric Power Company, Inc.	4	340
Beijing Enterprises Holdings Limited	45	160
CMS Energy Corporation	2	138
Dominion Energy, Inc.	6	318
DTE Energy Company	3	277
Electric Power Development Co., Ltd. - Class D (b)	18	295
Engie	64	1,002
Entergy Corporation	1	129
Evergy, Inc.	6	367
Exelon Corporation	—	8
FirstEnergy Corp.	8	309
Iberdrola, Sociedad Anonima	1	12
National Grid PLC	45	607
NextEra Energy, Inc.	5	350
PG&E Corporation (a)	21	341
Sempra Energy	4	545
The Southern Company	32	2,213
WEC Energy Group Inc.	1	91
Xcel Energy Inc.	1	34
		8,010
Total Common Stocks (cost $274,825)		295,224
GOVERNMENT AND AGENCY OBLIGATIONS 18.4%
Mortgage-Backed Securities 8.3%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	78	74
3.00%, 11/01/34 - 01/01/50	449	412
1.50%, 04/01/37	29	25
2.50%, 04/01/37 - 05/01/52	2,664	2,308
4.00%, 06/01/37 - 02/01/50	372	360
5.00%, 12/01/41 - 10/01/51	331	335
2.00%, 03/01/42 - 05/01/52	3,771	3,127
5.50%, 05/01/44	31	32
4.50%, 05/01/50	26	26
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 04/01/52	4,880	4,264
3.00%, 11/01/33 - 03/01/52	4,501	4,143
3.50%, 12/01/33 - 01/01/52	2,784	2,636
1.50%, 04/01/37 - 01/01/42	1,071	926
4.00%, 06/01/37 - 09/01/52	1,812	1,756
2.00%, 08/01/37 - 04/01/52	5,367	4,487
TBA, 2.00%, 04/15/38 (e)	210	190
5.00%, 06/01/40 - 08/01/52	303	310
4.50%, 04/01/41 - 08/01/52	1,377	1,370
6.00%, 07/01/41 - 02/01/53	1,009	1,044
5.50%, 05/01/44	185	193
TBA, 5.50%, 04/15/53 (e)	315	318
TBA, 6.50%, 04/15/53 (e)	155	160
Government National Mortgage Association
1.50%, 05/20/37	159	139
3.50%, 08/20/42 - 01/20/49	1,318	1,257
3.00%, 05/15/43 - 06/20/52	1,852	1,689
4.50%, 07/20/45 - 10/20/52	629	627
4.00%, 09/20/45 - 10/20/52	651	632
5.50%, 03/20/48 - 03/20/49	153	156
5.00%, 05/20/48 - 06/20/49	228	230
2.50%, 08/20/50 - 01/20/52	2,321	2,046
2.00%, 03/20/51 - 03/20/52	2,056	1,748
6.50%, 12/20/52	25	26
7.00%, 01/20/53	124	129
TBA, 5.50%, 04/15/53 (e)	440	445
TBA, 6.00%, 04/15/53 (e)	410	418
		38,038
U.S. Treasury Note 6.1%
Treasury, United States Department of
0.25%, 08/31/25	100	92
0.38%, 11/30/25	3,435	3,133
0.88%, 06/30/26	7,395	6,743
0.75%, 08/31/26	1,750	1,582
1.88%, 02/28/27 - 02/15/32	6,030	5,524
2.75%, 07/31/27	1,375	1,324
4.13%, 09/30/27 - 10/31/27	5,585	5,692
4.00%, 02/29/28	790	804
0.63%, 05/15/30	700	573
1.25%, 08/15/31	2,820	2,365
		27,832
U.S. Treasury Bond 2.9%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,570
1.13%, 05/15/40	790	525
1.88%, 02/15/41 - 02/15/51	2,195	1,560
1.75%, 08/15/41	615	445
3.13%, 11/15/41	485	442
3.88%, 02/15/43	475	479
3.00%, 08/15/48 (f)	4,675	4,080
2.00%, 02/15/50 - 08/15/51	2,360	1,664
1.25%, 05/15/50	300	174
1.38%, 08/15/50	380	228
2.38%, 05/15/51	125	96
4.00%, 11/15/52	585	621
3.63%, 02/15/53	475	472
		13,356
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	285
Bay Area Toll Authority
6.91%, 10/01/50	235	304
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	230
California, State of
7.55%, 04/01/39	240	311
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	227
Chicago Transit Authority
6.90%, 12/01/40	290	335
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	134
3.09%, 11/01/40	260	207
Great Lakes Water Authority
3.06%, 07/01/39	60	49
Houston, City of
2.39%, 07/01/31	70	59
Municipal Electric Authority of Georgia
6.66%, 04/01/57	336	372
Oregon Department of Transportation
1.76%, 11/15/32	190	150
Texas A&M University
3.33%, 05/15/39	250	213
Trustees of the California State University
2.80%, 11/01/41	350	257
		3,133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 5.56%, (SOFR 30-Day Average + 1.00%), 12/26/41 (g)	49	48
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M1-R02, REMIC, 6.61%, (SOFR 30-Day Average + 2.30%), 01/25/43 (g)	118	118
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.70%), 08/25/33 (g)	1	1
Series 2021-M1-DNA2, REMIC, 5.36%, (SOFR 30-Day Average + 0.80%), 08/25/33 (g)	4	4
Series 2021-M2-DNA3, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	82
Series 2021-M1-DNA7, REMIC, 5.33%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	174	171
Series 2022-M1A-HQA1, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 03/25/42 (g)	177	178
Series 2022-M1A-DNA3, REMIC, 6.56%, (SOFR 30-Day Average + 2.00%), 04/25/42 (g)	219	219
Series 2023-M1A-DNA1, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 03/25/43 (g)	15	15
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	65	12
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	98
		946
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	167
3.50%, 02/12/34	360	306
Government of the Republic of Panama
3.30%, 01/19/33	350	293
Manitoba, Province of
2.60%, 04/16/24	176	172
		938
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.13%, 07/15/24 - 02/15/52 (h)	125	115
0.25%, 01/15/25 - 07/15/29 (h)	35	34
0.38%, 07/15/25 (h)	14	14
0.63%, 01/15/26 - 07/15/32 (h)	6	6
1.63%, 10/15/27 (h)	24	24
0.50%, 01/15/28 (h)	4	4
1.13%, 01/15/33 (h)	7	7
0.75%, 02/15/42 (h)	4	3
1.50%, 02/15/53 (h)	1	1
		208
Total Government And Agency Obligations (cost $92,714)		84,451
CORPORATE BONDS AND NOTES 12.4%
Financials 3.4%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	315
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (i)	180	183
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (i)	48	48
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (i)	150	127
AssuredPartners, Inc.
5.63%, 01/15/29 (i)	95	82
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	154
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	175
Bank of America Corporation
2.65%, 03/11/32	250	209
2.68%, 06/19/41	340	241
4.33%, 03/15/50	175	151
Barclays PLC
2.85%, 05/07/26 (j)	250	234
2.28%, 11/24/27 (j)	200	176
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (i)	275	272
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	226
BPCE
4.00%, 09/12/23 (i)	510	506
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	280	238
Capital One Financial Corporation
3.65%, 05/11/27	240	219
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	92
CNO Global Funding
2.65%, 01/06/29 (i)	445	387
Corebridge Financial, Inc.
4.40%, 04/05/52 (i)	415	324
Danske Bank A/S
1.23%, 06/22/24 (i)	435	429
Discover Bank
2.70%, 02/06/30	250	202
EG Global Finance PLC
6.75%, 02/07/25 (i)	400	369
Fifth Third Bancorp
1.63%, 05/05/23	80	80
FirstCash Holdings, Inc.
5.63%, 01/01/30 (i)	280	258
Fiserv, Inc.
3.20%, 07/01/26	110	104
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	171
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	168
HUB International Limited
5.63%, 12/01/29 (i)	130	113
JPMorgan Chase & Co.
3.38%, 05/01/23	475	474
3.63%, 12/01/27	300	287
2.96%, 05/13/31	110	95
KeyCorp
2.25%, 04/06/27	280	238
Liberty Mutual Group Inc.
4.25%, 06/15/23 (i)	100	100
Lincoln National Corporation
3.80%, 03/01/28	325	294
LPL Holdings, Inc.
4.00%, 03/15/29 (i)	15	13
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	377
Moody's Corporation
2.00%, 08/19/31	310	253
Morgan Stanley
3.13%, 07/27/26	275	261
3.97%, 07/22/38	300	264
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	330
Nationwide Building Society
1.50%, 10/13/26 (i)	380	334
NatWest Group PLC
4.52%, 06/25/24 (j)	375	373
New York Life Global Funding
1.10%, 05/05/23 (i)	60	60
Nordea Bank AB
1.00%, 06/09/23 (i)	235	233
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (i)	230	183
PNC Bank, National Association
3.50%, 06/08/23	275	274
PRA Group, Inc.
5.00%, 10/01/29 (i)	232	194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Pricoa Global Funding I
3.45%, 09/01/23 (i)	600	598
Protective Life Global Funding
1.08%, 06/09/23 (i)	235	233
Rocket Mortgage, LLC
4.00%, 10/15/33 (i)	227	180
Royal Bank of Canada
1.60%, 04/17/23 (j)	205	204
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	164
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	175
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	186
2.61%, 01/12/28 (i)	200	177
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	202
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	337
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	530
The Toronto-Dominion Bank
3.50%, 07/19/23	525	522
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	359
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (i)	355	317
Wells Fargo & Company
2.39%, 06/02/28	155	139
3.07%, 04/30/41	535	399
Willis North America Inc.
4.50%, 09/15/28	195	189
		15,801
Consumer Discretionary 1.7%
Adient Global Holdings Ltd
4.88%, 08/15/26 (i)	270	260
Allison Transmission, Inc.
3.75%, 01/30/31 (i)	155	132
Amazon.com, Inc.
3.88%, 08/22/37	225	210
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	366
Bath & Body Works, Inc.
5.25%, 02/01/28	180	172
6.63%, 10/01/30 (i)	58	57
Carnival Corporation
5.75%, 03/01/27 (i)	455	374
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (i)	60	65
Carvana Co.
10.25%, 05/01/30 (i)	135	77
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	217
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b) (i)	386	259
Expedia Group, Inc.
5.00%, 02/15/26	73	72
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	284
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	150
3.55%, 11/19/26	235	221
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (i)	250	211
Hyundai Capital America
1.65%, 09/17/26 (i)	245	217
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	208
Life Time, Inc.
5.75%, 01/15/26 (i)	234	227
LSF9 Atlantis
7.75%, 02/15/26 (i)	480	437
Magic Mergeco, Inc.
7.88%, 05/01/29 (i)	275	192
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (i)	310	229
Marriott International, Inc.
4.65%, 12/01/28	305	302
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	170
NMG Holding Company, Inc.
7.13%, 04/01/26 (i)	215	202
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	145
Sabre GLBL Inc.
9.25%, 04/15/25 (i)	30	28
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	418
Staples, Inc.
7.50%, 04/15/26 (i)	180	158
Studio City Finance Limited
5.00%, 01/15/29 (i)	235	180
Tempur Sealy International, Inc.
3.88%, 10/15/31 (i)	148	124
The TJX Companies, Inc.
1.60%, 05/15/31	155	127
Victoria's Secret & Co.
4.63%, 07/15/29 (i)	228	184
Warnermedia Holdings, Inc.
5.05%, 03/15/42 (i)	335	280
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	310	141
White Cap Parent, LLC
8.25%, 03/15/26 (i) (l)	335	306
Yum! Brands, Inc.
3.63%, 03/15/31	255	224
		7,626
Communication Services 1.3%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	221
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	237
3.50%, 06/01/41	230	182
Baidu, Inc.
3.88%, 09/29/23	275	272
CCO Holdings, LLC
4.50%, 05/01/32	432	353
Charter Communications Operating, LLC
4.50%, 02/01/24	550	545
Comcast Corporation
2.65%, 02/01/30	70	62
3.90%, 03/01/38	200	180
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	208
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	189
DISH DBS Corporation
7.38%, 07/01/28	360	205
Dish Network Corporation
11.75%, 11/15/27 (i)	72	69
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	103
6.00%, 01/15/30 (i)	110	84
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (b) (i)	25	20
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	205	165
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (i)	175	165
Level 3 Financing, Inc.
3.63%, 01/15/29 (i)	315	174
Millennium Escrow Corporation
6.63%, 08/01/26 (i)	145	94
Northwest Fiber, LLC
4.75%, 04/30/27 (i)	68	58
Omnicom Group Inc.
3.65%, 11/01/24	100	98

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Outfront Media Capital Corporation
4.25%, 01/15/29 (i)	265	222
Radiate HoldCo, LLC
6.50%, 09/15/28 (i)	375	155
Rogers Communications Inc.
4.50%, 03/15/42 (i)	315	270
Sinclair Television Group, Inc.
4.13%, 12/01/30 (i)	300	242
Telesat Canada
6.50%, 10/15/27 (i)	184	56
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (i)	240	182
Urban One, Inc.
7.38%, 02/01/28 (i)	330	300
Verizon Communications Inc.
4.27%, 01/15/36	175	163
2.65%, 11/20/40	135	96
4.00%, 03/22/50	150	125
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	194
Weibo Corporation
3.50%, 07/05/24	355	346
		6,069
Energy 1.2%
APT Pipelines Limited
4.25%, 07/15/27 (i)	225	218
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	120	116
5.88%, 06/30/29 (i)	120	106
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	98
Canadian Natural Resources Limited
2.95%, 07/15/30	170	148
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (i)	200	189
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	245	223
Enbridge Inc.
4.25%, 12/01/26	275	270
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	230	201
Energy Transfer LP
5.25%, 04/15/29	120	120
3.75%, 05/15/30	75	69
Eni S.p.A.
4.00%, 09/12/23 (i)	200	200
EQM Midstream Partners, LP
4.50%, 01/15/29 (i)	145	123
4.75%, 01/15/31 (i)	85	71
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (i)	220	218
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	165	165
Hess Corporation
4.30%, 04/01/27	150	146
Hess Infrastructure Partners LP
4.25%, 02/15/30 (i)	210	187
5.50%, 10/15/30 (i)	55	52
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	325	314
PDV America, Inc.
9.25%, 08/01/24 (i)	160	160
Pioneer Natural Resources Company
1.13%, 01/15/26	115	104
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	53
Saudi Arabian Oil Company
2.88%, 04/16/24 (i)	455	445
Sunoco LP
4.50%, 05/15/29 - 04/30/30	255	233
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (i)	290	259
Total Capital International
2.99%, 06/29/41	265	207
USA Compression Finance Corp.
6.88%, 09/01/27	30	29
Weatherford International Ltd.
8.63%, 04/30/30 (i)	236	239
Williams Partners L.P.
5.10%, 09/15/45	175	160
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	456
		5,634
Health Care 1.1%
AbbVie Inc.
3.20%, 05/14/26	300	290
4.70%, 05/14/45	100	94
4.25%, 11/21/49	195	172
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	229
Banner Health
1.90%, 01/01/31	70	57
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (i)	250	67
Becton, Dickinson and Company
3.70%, 06/06/27	180	174
2.82%, 05/20/30	140	125
Biogen Inc.
2.25%, 05/01/30	320	269
Cigna Corporation
3.00%, 07/15/23	500	496
CommonSpirit Health
2.76%, 10/01/24	105	102
2.78%, 10/01/30	75	64
Community Health Systems, Inc.
6.88%, 04/01/28 - 04/15/29 (i)	285	177
5.25%, 05/15/30 (i)	105	82
CVS Health Corporation
5.05%, 03/25/48	475	444
Herbalife International, Inc.
4.88%, 06/01/29 (i)	290	224
Humana Inc.
2.15%, 02/03/32	120	97
Northwell Health, Inc.
3.98%, 11/01/46	175	138
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (b) (i)	210	190
PerkinElmer, Inc.
1.90%, 09/15/28	210	180
Perrigo Finance Unlimited Company
4.40%, 06/15/30 (k) (m)	315	282
Providence St. Joseph Health
3.93%, 10/01/48	550	432
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	138	136
Stanford Health Care
3.80%, 11/15/48	150	125
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	118
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	192
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	278
		5,234
Industrials 0.7%
American Airlines, Inc.
5.75%, 04/20/29 (i)	290	278
ARD Finance S.A.
6.50%, 06/30/27 (i) (l)	400	306
Bombardier Inc.
7.88%, 04/15/27 (i)	245	248
Canadian Pacific Railway Limited
1.75%, 12/02/26	105	95
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Deluxe Corporation
8.00%, 06/01/29 (i)	310	226
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	235	222
Jeld-Wen, Inc.
4.63%, 12/15/25 (i)	15	14
Kansas City Southern
2.88%, 11/15/29	210	189
3.50%, 05/01/50	180	136
Lockheed Martin Corporation
3.55%, 01/15/26	125	124
Raytheon Technologies Corporation
3.20%, 03/15/24	350	344
Republic Services, Inc.
3.38%, 11/15/27	100	95
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	351
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (b)	335	284
Tutor Perini Corporation
6.88%, 05/01/25 (b) (i)	165	116
Waste Connections, Inc.
2.20%, 01/15/32	145	119
		3,360
Real Estate 0.7%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	256
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	260	209
Crown Castle Inc.
2.25%, 01/15/31	185	154
2.10%, 04/01/31	255	208
Essex Portfolio, L.P.
3.38%, 04/15/26	525	502
Healthpeak Properties, Inc.
2.13%, 12/01/28	85	74
KRC Interim Corp.
3.30%, 02/01/25	150	144
ProLogis, L.P.
4.00%, 09/15/28	410	399
Public Storage
1.95%, 11/09/28	125	110
Realty Income Corporation
2.20%, 06/15/28	75	66
Regency Centers, L.P.
3.60%, 02/01/27	100	95
Simon Property Group, L.P.
2.65%, 02/01/32	350	284
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	159
VICI Properties Inc.
4.13%, 08/15/30 (i)	380	338
W.P. Carey Inc.
3.85%, 07/15/29	150	139
		3,137
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	196
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	290
B. A. T. Capital Corporation
4.39%, 08/15/37	295	241
Coty Inc.
4.75%, 01/15/29 (i)	295	278
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	261
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	265	174
RELX Capital Inc.
3.00%, 05/22/30	95	85
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (i)	100	103
7.75%, 03/15/31 (i)	85	89
Sabre GLBL Inc.
11.25%, 12/15/27 (i)	290	270
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	450	357
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	118
Triton Water Holdings Incorporated
6.25%, 04/01/29 (b) (i)	330	260
		2,741
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (i)	209	209
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	49
3.70%, 01/15/39 (i)	50	42
Clearway Energy Operating LLC
3.75%, 02/15/31 (i)	273	235
CMS Energy Corporation
3.00%, 05/15/26	100	95
Duke Energy Progress, LLC
3.70%, 10/15/46	100	79
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	169
Eversource Energy
3.30%, 01/15/28	100	94
FirstEnergy Corp.
7.38%, 11/15/31	225	255
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	246
NiSource Finance Corp.
3.95%, 03/30/48	150	122
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (n)	184	175
Pacific Gas & Electric Company
2.10%, 08/01/27	135	118
State Grid Overseas Investment Limited
3.75%, 05/02/23 (i)	400	400
Vistra Corp.
8.00%, (100, 10/15/26) (i) (n)	115	108
Vistra Operations Company LLC
3.55%, 07/15/24 (i)	140	135
5.63%, 02/15/27 (i)	120	117
		2,648
Materials 0.6%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	182
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	273
Element Solutions Inc.
3.88%, 09/01/28 (i)	340	298
ERO Copper Corp.
6.50%, 02/15/30 (i)	345	301
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	285	240
Legacy Vulcan Corp.
4.50%, 06/15/47	100	89
LYB International Finance II B.V.
3.50%, 03/02/27	325	312
Novelis Corporation
3.88%, 08/15/31 (i)	225	189
Nucor Corporation
3.95%, 05/01/28	250	241
Polar US Borrower, LLC
6.75%, 05/15/26 (i)	285	148
Scih Salt Holdings Inc.
6.63%, 05/01/29 (b) (i)	255	211
		2,498
Information Technology 0.5%
Amphenol Corporation
4.75%, 03/30/26	25	25
2.20%, 09/15/31	90	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Apple Inc.
2.95%, 09/11/49	200	151
Commscope Finance LLC
8.25%, 03/01/27 (b) (i)	284	233
Entegris, Inc.
3.63%, 05/01/29 (b) (i)	340	294
Microsoft Corporation
2.92%, 03/17/52	100	76
NXP B.V.
3.15%, 05/01/27	35	32
Roper Technologies, Inc.
3.80%, 12/15/26	375	363
Salesforce, Inc.
2.70%, 07/15/41	350	263
Veritas USA Inc.
7.50%, 09/01/25 (i)	350	264
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	194
VMware, Inc.
1.40%, 08/15/26	320	283
		2,253
Total Corporate Bonds And Notes (cost $64,367)		57,001
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	327	283
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	101	83
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	114	94
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	34	28
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-A-2A, 4.00%, 03/20/24	395	390
Series 2019-B-2A, 3.55%, 09/20/24	165	159
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	112	95
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 6.82%, (1 Month USD LIBOR + 2.14%), 10/15/25 (g)	265	255
BFLD Trust 2019-DPLO
Series 2019-C-DPLO, REMIC, 6.22%, (1 Month USD LIBOR + 1.54%), 10/16/34 (g)	215	211
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.17%, (1 Month Term SOFR + 1.34%), 02/15/24 (g)	370	367
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	36	34
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	167
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 6.39%, (1 Month Term SOFR + 1.56%), 02/16/27 (g)	144	135
BX Trust 2021-LGCY
Series 2021-C-LGCY, 5.59%, 10/15/36 (g)	295	273
BX Trust 2022-IND
Series 2022-C-IND, REMIC, 7.12%, (1 Month Term SOFR + 2.29%), 04/15/24 (g)	359	346
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	117
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	165
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	146
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 5.93%, (3 Month USD LIBOR + 1.14%), 07/15/36 (g)	250	244
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/12/23 (g)	100	88
CNH Equipment Trust 2019-C
Series 2019-B-C, 2.35%, 10/15/23	260	255
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	13	13
COLT Funding LLC
Series 2021-A1-6, REMIC, 1.91%, 11/25/61 (g)	—	—
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	387
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	106
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	310
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (g)	54	46
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	125	117
Series 2020-A2-1A, 3.79%, 07/20/50	83	73
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 6.04%, (3 Month USD LIBOR + 1.12%), 05/22/34 (g)	250	244
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	20	18
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	62	50
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	92
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	110	106
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.06%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	127	123
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	146
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	289
Freddie Mac - STACR
Series 2021-M2-DNA6, REMIC, 6.06%, (SOFR 30-Day Average + 1.50%), 10/25/41 (g)	115	110
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	65
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (g)	150	110
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (g)	80	69
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (g)	245	211
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.05%, (1 Month USD LIBOR + 1.37%), 10/17/33 (g)	250	228
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (g)	100	81
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	107
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	395
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	121	114
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 5.79%, (1 Month USD LIBOR + 1.10%), 04/15/26 (g)	360	345
Mill City Mortgage Loan Trust 2018-1
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (g)	79	76
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	188
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	79	62
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	30	28
Navient Private Education Refi Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	81	78

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust 2019-F
Series 2019-A2-FA, 2.60%, 04/15/28	80	74
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	28	26
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	44	38
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.59%, (1 Month USD LIBOR + 0.74%), 03/26/68 (g)	58	57
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	249	225
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	—	—
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (g)	199	162
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 6.68%, (1 Month USD LIBOR + 2.00%), 11/15/23 (g)	380	335
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	18	16
Series 2019-2A2-EXP3, REMIC, 5.95%, (1 Month USD LIBOR + 1.10%), 09/25/59 (g)	12	11
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	62	55
Series 2020-2A2-EXP1, REMIC, 5.80%, (1 Month USD LIBOR + 0.95%), 01/26/60 (g)	18	16
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	96	97
Palmer Square CLO Ltd
Series 2021-A-2A, 5.94%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	255	249
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.20%, 11/25/36 (g)	236	196
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (g)	204	176
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	288	288
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	250
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	172	139
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 6.18%, (1 Month USD LIBOR + 1.50%), 05/15/28 (g)	155	132
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 6.43%, (1 Month USD LIBOR + 1.75%), 05/17/32 (g)	52	52
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.13%, (1 Month USD LIBOR + 1.45%), 08/15/25 (g)	83	83
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	65	60
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	203	178
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	136	130
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	40	36
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	98	92
Towd Point Mortgage Trust 2018-5
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (g)	85	81
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	50	47
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (m)	68	63
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	160
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	56	47
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (g)	305	261
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (g)	129	130
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	107
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	113
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,632)		12,504
PREFERRED STOCKS 0.5%
Health Care 0.3%
Roche Holding AG	5	1,377
Consumer Discretionary 0.2%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	579
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	12	112
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	7	104
Total Preferred Stocks (cost $2,097)		2,172
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Industrials 0.1%
AssuredPartners, Inc.
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 02/13/27 (g)	35	35
KNS Acquisition Corp.
Term Loan, 10.42%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	245	214
Tutor Perini Corporation
Term Loan B, 9.61%, (1 Month USD LIBOR + 4.75%), 08/13/27 (g)	269	249
		498
Consumer Discretionary 0.1%
Journey Personal Care Corp.
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	275	210
Staples, Inc.
7 Year Term Loan, 9.81%, (3 Month USD LIBOR + 5.00%), 04/05/26 (g)	175	161
		371
Health Care 0.1%
Bausch Health Companies Inc.
2022 Term Loan B, 9.99%, (1 Month Term SOFR + 5.25%), 01/27/27 (g)	268	199
Consumer Staples 0.0%
Naked Juice LLC
2nd Lien Term Loan, 10.68%, (SOFR + 6.00%), 01/25/30 (g)	145	108
Energy 0.0%
Prairie ECI Acquiror LP
Term Loan B, 9.38%, (1 Month USD LIBOR + 4.75%), 03/07/26 (g)	80	78
Total Senior Floating Rate Instruments (cost $1,485)		1,254
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund, 4.48% (o) (p)	1,532	1,532
T. Rowe Price Government Reserve Fund, 4.75% (o) (p)	3,748	3,748
		5,280
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (o) (p)	2,327	2,327
Total Short Term Investments (cost $7,607)		7,607
Total Investments 100.1% (cost $456,727)		460,213
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.1)%		(396)
Total Net Assets 100.0%		459,830

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $1,515.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $29,507 and 6.4% of the Fund.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/08/22	445	447	0.1
Amadeus IT Holding, S.A.	03/24/20	332	431	0.1
Bridgepoint Group PLC	07/21/21	294	206	—
Cellnex Telecom, S.A.	07/18/22	25	25	—
Covestro AG	10/29/20	497	387	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Kojamo Oyj	03/10/21	53	36	—
Meituan - Class B	04/17/19	13	10	—
NAC Kazatomprom JSC	06/14/21	101	102	—
Public Joint Stock Company Polyus	03/10/20	27	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	41	—	—
Samsonite International S.A.	07/25/19	157	289	0.1
Siemens Healthineers AG	08/14/18	560	722	0.1
TE Connectivity Ltd.	05/27/22	393	421	0.1
Zalando SE	08/14/18	387	359	0.1
		3,390	3,435	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7	July 2023	1,429	1	16
United States 5 Year Note	68	July 2023	7,328	12	119
				13	135

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	212,594	82,630	—	295,224
Government And Agency Obligations	—	84,451	—	84,451
Corporate Bonds And Notes	—	57,001	—	57,001
Non-U.S. Government Agency Asset-Backed Securities	—	12,504	—	12,504
Preferred Stocks	2,172	—	—	2,172
Senior Floating Rate Instruments	—	1,254	—	1,254
Short Term Investments	7,607	—	—	7,607
	222,373	237,840	—	460,213
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	135	—	—	135
	135	—	—	135

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 65.0%
Information Technology 18.5%
Apple Inc. (a)	2,288	377,319
Black Knight, Inc. (b)	1,042	59,989
Intuit Inc.	196	87,405
Microsoft Corporation (a) (c)	2,300	663,025
NVIDIA Corporation	423	117,468
NXP Semiconductors N.V. (a)	1,078	201,041
Roper Technologies, Inc. (a)	358	157,986
Salesforce, Inc. (a) (b) (c)	569	113,635
TE Connectivity Ltd. (a) (d)	660	86,590
Teledyne Technologies Incorporated (a) (b)	316	141,335
Texas Instruments Incorporated (a) (c)	745	138,663
		2,144,456
Health Care 16.3%
AbbVie Inc. (a)	1,159	184,662
Alcon AG	904	63,429
Avantor, Inc. (b)	6,457	136,505
Baxter International Inc.	1,105	44,824
Becton, Dickinson and Company (a) (c)	811	200,639
Danaher Corporation (a)	798	201,179
Eli Lilly and Company	205	70,264
GE HealthCare Technologies Inc. (b)	770	63,153
Karuna Therapeutics, Inc. (b)	91	16,470
PerkinElmer, Inc. (a)	1,494	199,034
Stryker Corporation (a)	172	49,019
Teleflex Incorporated	491	124,478
Thermo Fisher Scientific Inc. (a)	364	209,517
UnitedHealth Group Incorporated (a)	687	324,908
		1,888,081
Industrials 7.8%
Aurora Innovations Inc. - Class A (b)	7,673	10,666
Equifax Inc. (a)	539	109,428
Fortive Corporation (a)	3,443	234,702
General Electric Company (a)	659	62,967
Ingersoll Rand Inc. (c)	2,621	152,481
Republic Services, Inc.	96	12,945
TransUnion (a) (c)	2,435	151,312
Waste Connections, Inc. (a)	1,267	176,231
		910,732
Financials 7.4%
CME Group Inc. - Class A (a)	34	6,484
Intercontinental Exchange, Inc. (a)	2,195	228,916
K.K.R. Co., Inc. - Class A (a) (c)	2,027	106,439
Marsh & Mclennan Companies, Inc. (a) (c)	524	87,259
MasterCard Incorporated - Class A (a) (c)	243	88,272
S&P Global Inc. (a) (c)	90	31,075
The PNC Financial Services Group, Inc. (a)	1,810	230,114
Visa Inc. - Class A (a) (c)	351	79,239
		857,798
Consumer Discretionary 5.1%
Amazon.com, Inc. (a) (b)	2,867	296,087
Hilton Worldwide Holdings Inc. (a)	419	58,968
Mobileye Global Inc. - Class A (b)	154	6,661
Starbucks Corporation (a) (c)	225	23,450
Yum! Brands, Inc. (a)	1,571	207,490
		592,656
Utilities 4.7%
Ameren Corporation	2,180	188,369
DTE Energy Company	416	45,570
Exelon Corporation (a)	3,028	126,839
WEC Energy Group Inc.	307	29,110
Xcel Energy Inc.	2,309	155,699
		545,587
Communication Services 2.2%
Alphabet Inc. - Class A (a) (b)	1,770	183,623
Meta Platforms, Inc. - Class A (b)	328	69,521
		253,144
Energy 1.5%
Chesapeake Energy Corporation	225	17,135
ConocoPhillips	286	28,402
EOG Resources, Inc.	631	72,321
Pioneer Natural Resources Company	272	55,590
		173,448
Materials 1.0%
Linde Public Limited Company (a)	325	115,399
Consumer Staples 0.5%
Dollar General Corporation (a)	24	5,009
Keurig Dr Pepper Inc. (a)	1,366	48,206
		53,215
Total Common Stocks (cost $7,243,177)		7,534,516
SENIOR FLOATING RATE INSTRUMENTS 11.4%
Financials 5.1%
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 8.35%, (SOFR + 3.50%), 02/08/27 (e)	21,973	21,686
2021 Term Loan B4, 0.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (e) (f)	9,000	8,884
2021 Term Loan B4, 8.28%, (1 Month USD LIBOR + 3.50%), 11/06/27 (e)	57,456	56,716
Broadstreet Partners, Inc.
2020 Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 01/27/27 (e)	452	442
Emerald TopCo Inc
Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 07/16/26 (e)	41,560	38,729
Hub International Limited
2018 Term Loan B, 7.69%, (3 Month USD LIBOR + 3.00%), 04/25/25 (e)	450	448
2018 Term Loan B, 7.82%, (3 Month USD LIBOR + 3.00%), 04/25/25 (e)	170,845	170,140
2021 Term Loan B, 7.95%, (3 Month USD LIBOR + 3.25%), 04/25/25 (e)	304	303
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 3.25%), 04/25/25 (e)	118,411	118,010
2022 Term Loan B, 8.69%, (3 Month Term SOFR + 4.00%), 10/31/29 (e)	10,412	10,369
Hyperion Insurance Group Ltd.
2021 Term Loan B, 7.94%, (1 Month USD LIBOR + 3.25%), 11/12/27 (e)	43,511	42,929
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 8.47%, (1 Month Term SOFR + 3.75%), 07/24/26 (e)	6,176	5,775
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 07/25/26 (e) (f)	712	664
2021 Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 07/25/26 (e)	9,652	9,000
Ryan Specialty Group, LLC
Term Loan, 7.72%, (1 Month Term SOFR + 3.00%), 07/23/27 (e)	10,315	10,276
USI, Inc.
2019 Incremental Term Loan B, 7.98%, (3 Month USD LIBOR + 3.25%), 12/02/26 (e)	42,578	42,471
2022 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 3.75%), 11/16/29 (e) (f)	10,000	9,952
2022 Incremental Term Loan, 8.33%, (3 Month Term SOFR + 3.75%), 11/16/29 (e)	38,685	38,498
		585,292
Information Technology 2.8%
Applied Systems, Inc.
2017 1st Lien Term Loan, 7.73%, (3 Month USD LIBOR + 3.00%), 09/06/24 (e)	34,714	34,649
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 6.75%), 09/19/25 (e) (f)	1,127	1,125
2021 2nd Lien Term Loan, 11.33%, (3 Month Term SOFR + 6.75%), 09/19/25 (e)	9,991	9,973
2022 Extended 1st Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.50%), 09/19/26 (e)	20,310	20,252
Ascend Learning, LLC
2021 Term Loan, 8.22%, (1 Month USD LIBOR + 3.50%), 11/18/28 (e)	25,643	23,624
Athenahealth Group, Inc.
2022 Term Loan B, 8.26%, (1 Month Term SOFR + 3.50%), 01/27/29 (e)	38,223	35,739

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CoreLogic, Inc.
2nd Lien Term Loan, 11.19%, (1 Month USD LIBOR + 6.50%), 04/13/29 (e)	528	388
RealPage, Inc
1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 02/18/28 (e)	48,930	47,378
2nd Lien Term Loan, 11.13%, (1 Month USD LIBOR + 6.50%), 02/17/29 (e)	1,300	1,224
Sophia, L.P.
2021 Term Loan B, 8.23%, (3 Month USD LIBOR + 3.50%), 10/07/27 (e)	19,997	19,735
2022 Incremental Term Loan B, 8.87%, (SOFR + 4.25%), 10/07/27 (e)	4,298	4,244
Storable, Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 04/17/28 (e) (f)	—	—
Term Loan B, 8.12%, (1 Month Term SOFR + 3.50%), 04/17/28 (e)	3,724	3,556
Term Loan B, 8.29%, (3 Month Term SOFR + 3.50%), 04/17/28 (e)	1,845	1,762
Ultimate Software Group Inc (The)
2021 Term Loan, 8.03%, (3 Month USD LIBOR + 3.25%), 05/03/26 (e)	118,508	115,305
2021 2nd Lien Term Loan, 10.03%, (3 Month USD LIBOR + 5.25%), 05/03/27 (e)	7,472	7,139
		326,093
Industrials 1.4%
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/27/25 (e) (f)	513	511
2018 1st Lien Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 03/27/25 (e)	18,578	18,505
2018 EUR Term Loan, 5.93%, (1 Month EURIBOR + 3.50%), 03/31/25, EUR (e)	10,059	10,800
2021 Incremental Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 10/19/28 (e)	16,271	16,006
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 12/31/23 (e) (f)	414	430
2020 Term Loan B, 10.21%, (3 Month USD LIBOR + 5.25%), 12/31/23 (e)	52,630	54,545
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 7.38%, (1 Month USD LIBOR + 2.75%), 02/01/25 (e)	7,201	6,892
2018 Incremental Term Loan, 7.88%, (1 Month USD LIBOR + 3.25%), 02/14/25 (e)	16,244	15,594
2018 2nd Lien Term Loan, 10.88%, (1 Month USD LIBOR + 6.25%), 01/30/26 (e)	990	872
PetVet Care Centers, LLC
2021 Term Loan B3, 8.13%, (1 Month USD LIBOR + 3.50%), 02/14/25 (e)	19,559	18,845
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.56%, (3 Month USD LIBOR + 3.75%), 09/16/27 (e)	16,873	17,461
		160,461
Health Care 1.3%
ADMI Corp.
2018 Term Loan B, 7.63%, (1 Month USD LIBOR + 3.00%), 04/06/24 (e)	4,795	4,600
2021 Incremental Term Loan B3, 8.38%, (1 Month USD LIBOR + 3.75%), 12/23/27 (e)	37,197	34,454
2021 Term Loan B2, 8.01%, (1 Month USD LIBOR + 3.38%), 12/31/27 (e)	18,386	16,976
Avantor Funding, Inc.
2021 Term Loan B5, 6.88%, (1 Month USD LIBOR + 2.25%), 11/08/27 (e)	9,378	9,359
Heartland Dental, LLC
2018 1st Lien Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 04/17/25 (e)	46,200	43,114
2021 Incremental Term Loan, 8.63%, (1 Month USD LIBOR + 4.00%), 04/30/25 (e)	10,321	9,691
Loire Finco Luxembourg S.a.r.l.
Term Loan, 7.63%, (1 Month USD LIBOR + 3.00%), 01/24/27 (e)	26,967	25,720
2021 USD Term Loan B2, 8.13%, (1 Month USD LIBOR + 3.50%), 04/20/27 (e)	5,049	4,792
Medline Borrower, LP
USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 09/30/28 (e)	7,102	6,917
		155,623
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 8.48%, (3 Month USD LIBOR + 3.75%), 10/02/26 (e)	32,441	32,097
WOOF Holdings, Inc
1st Lien Term Loan, 8.53%, (1 Month USD LIBOR + 3.75%), 12/16/27 (e)	6,726	6,423
		38,520
Consumer Discretionary 0.3%
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.64%, (SOFR + 1.75%), 10/25/23 (e)	5,300	5,291
IRB Holding Corp
2022 Term Loan B, 7.69%, (SOFR + 3.00%), 12/15/27 (e) (g)	32,815	32,213
		37,504
Communication Services 0.2%
Charter Communications Operating, LLC
2019 Term Loan B1, 6.37%, (1 Month USD LIBOR + 1.75%), 04/30/25 (e)	5,272	5,265
2019 Term Loan B2, 6.37%, (1 Month Term SOFR + 1.75%), 02/01/27 (e)	8,266	8,180
SBA Senior Finance II LLC
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/26/25 (e) (f)	5,277	5,270
2018 Term Loan B, 6.41%, (1 Month USD LIBOR + 1.75%), 03/26/25 (e)	2,572	2,568
		21,283
Total Senior Floating Rate Instruments (cost $1,345,133)		1,324,776
CORPORATE BONDS AND NOTES 8.9%
Consumer Discretionary 3.2%
Clarios Global LP
6.75%, 05/15/25 (h)	3,161	3,191
6.25%, 05/15/26 (h)	6,037	6,019
8.50%, 05/15/27 (h) (i)	18,995	19,063
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	4,230	4,221
5.75%, 05/01/28 (h)	8,968	8,962
3.75%, 05/01/29 (h)	8,390	7,509
4.88%, 01/15/30	7,133	6,819
4.00%, 05/01/31 (h)	9,479	8,299
3.63%, 02/15/32 (h)	11,655	9,826
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	3,473	3,418
KFC Holding Co.
4.75%, 06/01/27 (h)	32,816	32,158
Life Time, Inc.
5.75%, 01/15/26 (h)	14,391	13,985
Magnum Management Corporation
5.50%, 05/01/25 (h)	14,943	14,931
5.38%, 04/15/27	24,148	23,167
6.50%, 10/01/28	12,855	12,484
5.25%, 07/15/29 (i)	18,174	16,940
Mattel, Inc.
3.38%, 04/01/26 (h)	1,754	1,642
5.88%, 12/15/27 (h)	1,346	1,339
3.75%, 04/01/29 (h)	3,739	3,360
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	6,269	6,254
Service Corporation International
3.38%, 08/15/30	5,988	5,105
Six Flags Operations Inc.
4.88%, 07/31/24 (h)	47,430	47,036
5.50%, 04/15/27 (h) (i)	30,309	29,288
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h) (i)	10,158	10,269
SkyMiles IP Ltd.
4.75%, 10/20/28 (h)	7,255	6,960
Vail Resorts, Inc.
6.25%, 05/15/25 (h)	3,725	3,743

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Yum! Brands, Inc.
4.75%, 01/15/30 (h)	8,144	7,781
3.63%, 03/15/31	9,784	8,582
4.63%, 01/31/32	19,183	17,825
5.38%, 04/01/32	17,460	16,894
6.88%, 11/15/37	4,148	4,392
5.35%, 11/01/43	13,292	11,567
		373,029
Financials 2.0%
Acrisure, LLC
7.00%, 11/15/25 (h)	7,976	7,466
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (h)	3,540	3,169
6.75%, 10/15/27 - 04/15/28 (h)	59,879	58,435
5.88%, 11/01/29 (h)	5,161	4,382
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	4,485	3,971
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	4,883	4,143
HUB International Limited
7.00%, 05/01/26 (h)	75,492	74,368
5.63%, 12/01/29 (h)	7,381	6,429
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,479
MSCI Inc.
4.00%, 11/15/29 (h)	8,942	8,161
3.63%, 09/01/30 - 11/01/31 (h)	24,792	21,427
3.88%, 02/15/31 (h)	8,926	7,945
3.25%, 08/15/33 (h)	5,903	4,836
Ryan Specialty Group, LLC
4.38%, 02/01/30 (h)	650	570
USIS Merger Sub, Inc.
6.88%, 05/01/25 (h)	27,560	27,087
		233,868
Communication Services 1.5%
Altice France
10.50%, 05/15/27 (h)	13,635	10,429
CCO Holdings, LLC
5.50%, 05/01/26 (h)	2,850	2,775
5.13%, 05/01/27 (h)	82,722	78,135
5.00%, 02/01/28 (h)	62,914	58,031
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,224
4.88%, 01/15/29	1,249	1,191
3.63%, 01/15/31	1,290	1,110
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (h)	820	804
Spotify USA Inc.
0.00%, 03/15/26 (j) (k)	10,038	8,406
		168,105
Health Care 0.8%
Avantor, Inc.
4.63%, 07/15/28 (h)	22,306	21,177
3.88%, 11/01/29 (h)	22,424	20,072
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (h)	1,523	1,425
3.75%, 03/15/29 (h)	8,827	7,852
4.00%, 03/15/31 (h) (i)	6,394	5,614
Heartland Dental, LLC
8.50%, 05/01/26 (h)	14,905	12,228
Hologic, Inc.
3.25%, 02/15/29 (h)	5,964	5,309
Indigo Merger Sub Inc
2.88%, 07/15/26 (h)	3,883	3,581
IQVIA Inc.
5.00%, 05/15/27 (h)	3,650	3,575
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (h) (i)	8,272	8,434
Teleflex Incorporated
4.63%, 11/15/27	7,680	7,498
4.25%, 06/01/28 (h)	1,520	1,445
		98,210
Industrials 0.8%
General Electric Company
8.20%, (3 Month USD LIBOR + 3.33%), (100, 06/15/23) (e) (l)	21,985	21,958
GFL Environmental Inc.
4.00%, 08/01/28 (h)	460	418
4.75%, 06/15/29 (h)	4,888	4,523
4.38%, 08/15/29 (h)	4,118	3,691
Howmet Aerospace Inc.
5.90%, 02/01/27	741	756
3.00%, 01/15/29	4,885	4,324
Korn Ferry
4.63%, 12/15/27 (h)	2,326	2,202
Lennox International Inc.
3.00%, 11/15/23	340	335
Sensata Technologies B.V.
5.63%, 11/01/24 (h)	670	671
5.00%, 10/01/25 (h)	4,400	4,366
4.00%, 04/15/29 (h)	10,128	9,150
5.88%, 09/01/30 (h)	6,353	6,293
Sensata Technologies, Inc.
4.38%, 02/15/30 (h)	2,914	2,672
3.75%, 02/15/31 (h)	7,607	6,652
TransDigm Inc.
6.25%, 03/15/26 (h)	9,238	9,245
6.38%, 06/15/26	1,290	1,268
5.50%, 11/15/27	7,551	7,121
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,672	1,652
		87,297
Information Technology 0.4%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (h)	2,410	2,191
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (h)	6,338	5,781
4.00%, 07/01/29 (h)	3,811	3,445
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (h)	2,229	1,990
4.88%, 07/01/29 (h) (i)	1,595	1,442
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,269
Entegris Escrow Corporation
4.75%, 04/15/29 (h)	11,770	11,108
Gartner, Inc.
4.50%, 07/01/28 (h)	2,446	2,321
3.63%, 06/15/29 (h)	7,292	6,513
3.75%, 10/01/30 (h)	3,538	3,171
PTC Inc.
4.00%, 02/15/28 (h)	1,521	1,435
		40,666
Real Estate 0.2%
SBA Communications Corporation
3.88%, 02/15/27	14,539	13,725
3.13%, 02/01/29	11,834	10,294
		24,019
Utilities 0.0%
NiSource Inc.
5.65%, (100, 06/15/23) (l)	3,673	3,439
Total Corporate Bonds And Notes (cost $1,049,693)		1,028,633
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
U.S. Treasury Note 8.7%
Treasury, United States Department of
2.75%, 08/15/32	533,207	501,715
4.13%, 11/15/32	478,797	503,186
Total Government And Agency Obligations (cost $987,953)		1,004,901
PREFERRED STOCKS 0.2%
Utilities 0.2%
CMS Energy Corporation, 5.88%, 10/15/78	327	7,884
CMS Energy Corporation, 5.88%, 03/01/79	444	10,778
NiSource Inc., 6.50%, (25, 03/15/24) (i) (l)	64	1,525
SCE Trust IV, 5.38%, (25, 09/15/25) (l)	204	4,139
		24,326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 06/01/23) (l)	4	92
Total Preferred Stocks (cost $26,233)		24,418
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,082	1,955
Series 2019-A2-1A, 3.67%, 10/25/29 (h)	2,852	2,538
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	637
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	11	10
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	228	213
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	130	123
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,907)		5,476
INVESTMENT COMPANIES 0.0%
T Rowe Price Institutional Floating Rate Fund (m) (n)	149	1,379
Total Investment Companies (cost $1,505)		1,379
SHORT TERM INVESTMENTS 6.4%
Investment Companies 6.1%
T. Rowe Price Government Reserve Fund, 4.75% (m) (o)	707,530	707,530
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (m) (o)	31,709	31,709
Total Short Term Investments (cost $739,239)		739,239
Total Investments 100.6% (cost $11,398,840)		11,663,338
Other Derivative Instruments (0.8)%		(97,487)
Other Assets and Liabilities, Net 0.2%		29,460
Total Net Assets 100.0%		11,595,311

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $810,929 and 7.0% of the Fund.

(i) All or a portion of the security was on loan as of March 31, 2023.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Investment in affiliate.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T Rowe Price Institutional Floating Rate Fund	1,340	29	—	30	—	11	1,379	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/24/22	80,680	86,590	0.7

JNL/T. Rowe Price Capital Appreciation Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/(Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	4,696	(285)

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AbbVie Inc.	CIT	Call	170.00	01/19/24	1,218	(912)
AbbVie Inc.	CIT	Call	160.00	01/19/24	958	(1,193)
AbbVie Inc.	CIT	Call	155.00	01/19/24	958	(1,457)
AbbVie Inc.	JPM	Call	195.00	01/19/24	305	(53)
AbbVie Inc.	JPM	Call	200.00	01/19/24	305	(37)
AbbVie Inc.	JPM	Call	185.00	01/19/24	305	(103)
AbbVie Inc.	JPM	Call	175.00	01/19/24	611	(367)
AbbVie Inc.	JPM	Call	180.00	01/19/24	305	(137)
Alphabet Inc.	CIT	Call	102.50	01/19/24	789	(1,144)
Alphabet Inc.	WFI	Call	120.00	01/19/24	2,741	(1,836)
Amazon.com, Inc.	WFI	Call	120.00	01/19/24	916	(751)
Amazon.com, Inc.	WFI	Call	135.00	01/19/24	1,545	(672)
Amazon.com, Inc.	WFI	Call	115.00	01/19/24	3,557	(3,611)
Amazon.com, Inc.	WFI	Call	107.50	01/19/24	913	(1,219)
Amazon.com, Inc.	WFI	Call	110.00	01/19/24	1,827	(2,229)
Apple Inc.	JPM	Call	155.00	01/19/24	1,523	(3,817)
Apple Inc.	JPM	Call	180.00	01/19/24	1,145	(1,314)
Apple Inc.	JPM	Call	145.00	01/19/24	761	(2,435)
Apple Inc.	JPM	Call	150.00	01/19/24	1,523	(4,325)
Becton, Dickinson and Company	GSC	Call	290.00	01/19/24	310	(164)
Becton, Dickinson and Company	GSC	Call	300.00	01/19/24	310	(121)
Becton, Dickinson and Company	GSC	Call	270.00	01/19/24	461	(484)
Becton, Dickinson and Company	GSC	Call	280.00	01/19/24	461	(343)
CME Group Inc.	WFI	Call	210.00	01/19/24	112	(100)
CME Group Inc.	WFI	Call	200.00	01/19/24	113	(142)
CME Group Inc.	WFI	Call	190.00	01/19/24	113	(206)
Danaher Corporation	JPM	Call	310.00	01/19/24	157	(103)
Danaher Corporation	JPM	Call	320.00	01/19/24	157	(76)
Danaher Corporation	JPM	Call	290.00	01/19/24	766	(896)
Danaher Corporation	JPM	Call	300.00	01/19/24	157	(127)
Dollar General Corporation	WFI	Call	270.00	01/19/24	119	(35)
Dollar General Corporation	WFI	Call	250.00	01/19/24	119	(76)
Equifax Inc.	CIT	Call	240.00	12/15/23	871	(871)
Equifax Inc.	CIT	Call	230.00	12/15/23	259	(339)
Equifax Inc.	CIT	Call	220.00	12/15/23	488	(828)
Exelon Corporation	JPM	Call	50.00	01/19/24	1,174	(103)
Exelon Corporation	JPM	Call	47.00	01/19/24	1,035	(166)
Exelon Corporation	JPM	Call	45.00	01/19/24	4,207	(968)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Fortive Corporation	CIT	Call	75.00	06/16/23	620	(61)
General Electric Company	WFI	Call	95.00	01/19/24	1,039	(1,356)
General Electric Company	WFI	Call	90.00	01/19/24	1,039	(1,650)
Hilton Worldwide Holdings Inc.	WFI	Call	150.00	01/19/24	156	(195)
Hilton Worldwide Holdings Inc.	WFI	Call	150.00	01/19/24	708	(885)
Hilton Worldwide Holdings Inc.	WFI	Call	155.00	01/19/24	156	(158)
Hilton Worldwide Holdings Inc.	WFI	Call	140.00	01/19/24	156	(281)
Hilton Worldwide Holdings Inc.	WFI	Call	145.00	01/19/24	156	(239)
Hilton Worldwide Holdings Inc.	WFI	Call	145.00	01/19/24	709	(1,085)
Intercontinental Exchange, Inc.	CCI	Call	110.00	01/19/24	764	(542)
Intercontinental Exchange, Inc.	CIT	Call	110.00	01/19/24	764	(542)
K.K.R. Co., Inc.	UBS	Call	55.00	01/19/24	764	(458)
Keurig Dr Pepper Inc.	CIT	Call	40.00	01/19/24	807	(79)
Keurig Dr Pepper Inc.	CIT	Call	37.00	01/19/24	807	(151)
Linde Public Limited Company	WFI	Call	390.00	01/19/24	153	(301)
Marsh & Mclennan Companies, Inc.	GSC	Call	195.00	07/21/23	464	(113)
Marsh & Mclennan Companies, Inc.	GSC	Call	200.00	07/21/23	464	(6)
Marsh & Mclennan Companies, Inc.	GSC	Call	190.00	07/21/23	464	(118)
Marsh & Mclennan Companies, Inc.	GSC	Call	185.00	07/21/23	464	(64)
Marsh & Mclennan Companies, Inc.	GSC	Call	180.00	01/19/24	611	(495)
MasterCard Incorporated	GSC	Call	420.00	01/19/24	306	(424)
MasterCard Incorporated	GSC	Call	430.00	01/19/24	306	(342)
MasterCard Incorporated	GSC	Call	380.00	01/19/24	306	(914)
MasterCard Incorporated	GSC	Call	400.00	01/19/24	764	(1,567)
Microsoft Corporation	JPM	Call	300.00	01/19/24	2,235	(6,124)
Microsoft Corporation	UBS	Call	300.00	01/19/24	533	(1,460)
Microsoft Corporation	UBS	Call	275.00	01/19/24	533	(2,177)
Microsoft Corporation	UBS	Call	290.00	01/19/24	533	(1,702)
NXP Semiconductors N.V.	GSC	Call	200.00	01/19/24	611	(1,149)
NXP Semiconductors N.V.	WFI	Call	195.00	01/19/24	932	(1,999)
NXP Semiconductors N.V.	WFI	Call	170.00	01/19/24	474	(1,652)
NXP Semiconductors N.V.	WFI	Call	185.00	01/29/24	932	(2,494)
NXP Semiconductors N.V.	WFI	Call	180.00	01/29/24	932	(2,741)
PerkinElmer, Inc.	CIT	Call	170.00	06/16/23	74	(1)
PerkinElmer, Inc.	CIT	Call	175.00	06/16/23	74	—
PerkinElmer, Inc.	CIT	Call	165.00	06/16/23	74	(2)
PerkinElmer, Inc.	CIT	Call	155.00	06/16/23	74	(10)
PerkinElmer, Inc.	CIT	Call	165.00	09/15/23	387	(91)
PerkinElmer, Inc.	CIT	Call	175.00	09/15/23	387	(61)
PerkinElmer, Inc.	CIT	Call	155.00	09/15/23	387	(145)
PerkinElmer, Inc.	CIT	Call	170.00	09/15/23	387	(54)
Roper Technologies, Inc.	CIT	Call	520.00	08/18/23	80	(24)
Roper Technologies, Inc.	CIT	Call	540.00	08/18/23	80	(8)
Roper Technologies, Inc.	CIT	Call	500.00	08/18/23	80	(34)
Roper Technologies, Inc.	CIT	Call	470.00	08/18/23	305	(406)
Roper Technologies, Inc.	CIT	Call	480.00	08/18/23	80	(72)
S&P Global Inc.	BOA	Call	430.00	01/19/24	50	(41)
S&P Global Inc.	BOA	Call	420.00	01/19/24	104	(105)
S&P Global Inc.	BOA	Call	470.00	01/19/24	50	(16)
S&P Global Inc.	BOA	Call	450.00	01/19/24	50	(24)
S&P Global Inc.	BOA	Call	390.00	01/19/24	104	(167)
S&P Global Inc.	BOA	Call	370.00	01/19/24	104	(246)
S&P Global Inc.	BOA	Call	410.00	01/19/24	50	(55)
S&P Global Inc.	BOA	Call	400.00	01/19/24	104	(150)
Salesforce, Inc.	GSC	Call	170.00	01/19/24	381	(1,766)
Salesforce, Inc.	GSC	Call	165.00	01/19/24	773	(3,865)
Salesforce, Inc.	GSC	Call	160.00	01/19/24	392	(2,113)
Starbucks Corporation	GSC	Call	105.00	01/19/24	861	(902)
Starbucks Corporation	GSC	Call	100.00	01/19/24	861	(1,154)
Stryker Corporation	WFI	Call	300.00	01/19/24	306	(678)
Stryker Corporation	WFI	Call	310.00	01/19/24	229	(435)
Stryker Corporation	WFI	Call	290.00	01/19/24	306	(819)
Stryker Corporation	WFI	Call	270.00	01/19/24	306	(1,227)
Stryker Corporation	WFI	Call	280.00	01/19/24	306	(1,029)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
TE Connectivity Ltd.	JPM	Call	135.00	07/21/23	464	(250)
TE Connectivity Ltd.	JPM	Call	140.00	07/21/23	464	(170)
TE Connectivity Ltd.	JPM	Call	125.00	07/21/23	235	(266)
TE Connectivity Ltd.	JPM	Call	130.00	07/21/23	464	(375)
Teledyne Technologies Incorporated	JPM	Call	480.00	06/16/23	78	(57)
Teledyne Technologies Incorporated	JPM	Call	500.00	06/16/23	78	(22)
Teledyne Technologies Incorporated	JPM	Call	440.00	06/16/23	78	(205)
Teledyne Technologies Incorporated	JPM	Call	460.00	06/16/23	78	(119)
Texas Instruments Incorporated	BOA	Call	195.00	01/19/24	611	(912)
Texas Instruments Incorporated	BOA	Call	200.00	01/19/24	1,756	(2,230)
Texas Instruments Incorporated	BOA	Call	180.00	01/19/24	611	(1,378)
Texas Instruments Incorporated	BOA	Call	190.00	01/19/24	611	(1,056)
The PNC Financial Services Group, Inc.	JPM	Call	190.00	01/19/24	237	(34)
The PNC Financial Services Group, Inc.	JPM	Call	200.00	01/19/24	237	(26)
The PNC Financial Services Group, Inc.	JPM	Call	185.00	01/19/24	237	(32)
The PNC Financial Services Group, Inc.	JPM	Call	170.00	01/19/24	366	(104)
The PNC Financial Services Group, Inc.	JPM	Call	175.00	01/19/24	594	(147)
Thermo Fisher Scientific Inc.	JPM	Call	660.00	01/19/24	79	(197)
Thermo Fisher Scientific Inc.	JPM	Call	690.00	01/19/24	79	(130)
Thermo Fisher Scientific Inc.	JPM	Call	610.00	01/19/24	79	(359)
Thermo Fisher Scientific Inc.	JPM	Call	630.00	01/19/24	79	(263)
Trane Technologies Public Limited Company	GSC	Call	60.00	12/15/23	619	(371)
TransUnion	GSC	Call	70.00	10/20/23	311	(136)
TransUnion	GSC	Call	65.00	10/20/23	311	(205)
UnitedHealth Group Incorporated	CIT	Call	580.00	01/19/24	489	(443)
UnitedHealth Group Incorporated	JPM	Call	600.00	01/19/24	521	(303)
Visa Inc.	GSC	Call	250.00	01/19/24	459	(507)
Visa Inc.	GSC	Call	260.00	01/19/24	459	(358)
Visa Inc.	GSC	Call	230.00	01/19/24	459	(942)
Visa Inc.	GSC	Call	240.00	01/19/24	459	(711)
Waste Connections, Inc.	JPM	Call	160.00	06/16/23	229	(6)
Waste Connections, Inc.	JPM	Call	165.00	06/16/23	229	(2)
Waste Connections, Inc.	JPM	Call	145.00	06/16/23	229	(58)
Waste Connections, Inc.	JPM	Call	150.00	06/16/23	229	(32)
Yum! Brands, Inc.	CIT	Call	145.00	01/19/24	522	(287)
Yum! Brands, Inc.	CIT	Call	150.00	01/19/24	522	(209)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,061	(801)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,060	(800)
						(97,487)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	7,471,087	63,429	—	7,534,516
Senior Floating Rate Instruments	—	1,324,776	—	1,324,776
Corporate Bonds And Notes	—	1,028,633	—	1,028,633
Government And Agency Obligations	—	1,004,901	—	1,004,901
Preferred Stocks	24,418	—	—	24,418
Non-U.S. Government Agency Asset-Backed Securities	—	5,476	—	5,476
Investment Companies	—	—	1,379	1,379
Short Term Investments	739,239	—	—	739,239
	8,234,744	3,427,215	1,379	11,663,338
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(285)	—	(285)
	—	(285)	—	(285)
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(97,487)	—	(97,487)
	—	(97,487)	—	(97,487)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.3%
Information Technology 43.3%
Accenture Public Limited Company - Class A	137	39,185
Advanced Micro Devices, Inc. (a)	1,585	155,317
Apple Inc.	5,192	856,129
ASML Holding N.V. - ADR	269	183,224
Atlassian Corporation - Class A (a)	128	21,931
Ceridian HCM Holding Inc. (a)	474	34,728
Dynatrace, Inc. (a)	215	9,090
Intuit Inc.	466	207,595
Lam Research Corporation	102	54,190
Marvell Technology, Inc.	865	37,444
Microsoft Corporation	3,877	1,117,708
Monday.Com Ltd. (a)	72	10,238
MongoDB, Inc. - Class A (a)	64	14,811
NVIDIA Corporation	1,314	365,004
Roper Technologies, Inc.	240	105,706
Salesforce, Inc. (a)	589	117,582
ServiceNow, Inc. (a)	265	123,251
Shopify Inc. - Class A (a)	390	18,711
Teledyne Technologies Incorporated (a)	290	129,835
		3,601,679
Consumer Discretionary 15.6%
Amazon.com, Inc. (a)	4,254	439,405
Booking Holdings Inc. (a)	29	77,429
Chipotle Mexican Grill, Inc. (a)	44	75,312
Coupang, Inc. - Class A (a)	2,470	39,524
Expedia Group, Inc. (a)	355	34,450
Ferrari N.V.	450	122,038
Floor & Decor Holdings, Inc. - Class A (a)	338	33,218
Las Vegas Sands Corp. (a)	1,407	80,837
Lululemon Athletica Canada Inc. (a)	66	24,065
Mobileye Global Inc. - Class A (a)	109	4,736
Peloton Interactive, Inc. - Class A (a)	1,589	18,021
Rivian Automotive, Inc. - Class A (a)	5,261	81,440
Ross Stores, Inc.	1,084	115,059
Tesla Inc. (a)	495	102,713
Wynn Resorts, Limited (a)	427	47,818
		1,296,065
Health Care 12.8%
Align Technology, Inc. (a)	71	23,794
argenx SE - ADR (a)	126	46,900
AstraZeneca PLC - ADR	304	21,121
Avantor, Inc. (a)	1,476	31,194
Cigna Corporation	232	59,181
Danaher Corporation	99	24,876
Eli Lilly and Company	421	144,462
HCA Healthcare, Inc.	231	60,956
Humana Inc.	183	88,838
Insulet Corporation (a)	54	17,320
Intuitive Surgical, Inc. (a)	437	111,526
McKesson Corporation	114	40,412
Stryker Corporation	187	53,485
UnitedHealth Group Incorporated	580	274,292
Vertex Pharmaceuticals Incorporated (a)	127	40,014
Zoetis Inc. - Class A	176	29,260
		1,067,631
Communication Services 12.0%
Activision Blizzard, Inc.	420	35,947
Alphabet Inc. - Class A (a)	3,521	365,220
Alphabet Inc. - Class C (a)	1,046	108,835
Match Group, Inc. (a)	575	22,068
Meta Platforms, Inc. - Class A (a)	637	134,942
Netflix, Inc. (a)	250	86,477
Pinterest, Inc. - Class A (a)	1,679	45,785
Sea Limited - Class A - ADR (a)	645	55,855
Spotify Technology S.A. (a)	501	66,905
The Trade Desk, Inc. - Class A (a)	672	40,905
T-Mobile USA, Inc. (a)	243	35,153
		998,092
Financials 9.2%
Adyen B.V. (a) (b)	10	15,562
Chubb Limited	330	64,041
Fiserv, Inc. (a)	1,195	135,094
Global Payments Inc.	203	21,328
MasterCard Incorporated - Class A	618	224,464
The Charles Schwab Corporation	577	30,249
Visa Inc. - Class A	1,207	272,175
		762,913
Industrials 2.9%
Airbus SE	594	79,471
Cintas Corporation	50	23,101
FedEx Corporation	189	43,283
Old Dominion Freight Line, Inc.	134	45,517
TransUnion	847	52,641
		244,013
Consumer Staples 1.8%
Constellation Brands, Inc. - Class A	196	44,297
The Estee Lauder Companies Inc. - Class A	199	49,064
The Procter & Gamble Company	396	58,837
		152,198
Materials 0.7%
Linde Public Limited Company	170	60,460
Total Common Stocks (cost $6,081,332)		8,183,051
PREFERRED STOCKS 1.5%
Consumer Discretionary 1.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	687	87,883
Health Care 0.4%
Sartorius Aktiengesellschaft	83	34,686
Total Preferred Stocks (cost $84,596)		122,569
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (c) (d)	5,253	5,253
T. Rowe Price Government Reserve Fund, 4.75% (c) (d)	3,253	3,253
Total Short Term Investments (cost $8,506)		8,506
Total Investments 99.9% (cost $6,174,434)		8,314,126
Other Assets and Liabilities, Net 0.1%		11,577
Total Net Assets 100.0%		8,325,703

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	10/13/22	12,815	15,562	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	8,088,018	95,033	—	8,183,051
Preferred Stocks	122,569	—	—	122,569
Short Term Investments	8,506	—	—	8,506
	8,219,093	95,033	—	8,314,126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.1%
Health Care 24.7%
Acadia Healthcare Company, Inc. (a)	643	46,457
Agilent Technologies, Inc.	828	114,546
Agilon Health Management, Inc. (a) (b)	245	5,819
Alcon AG	569	40,137
Alnylam Pharmaceuticals, Inc. (a)	266	53,285
Apellis Pharmaceuticals, Inc. (a)	213	14,049
argenx SE - ADR (a)	62	23,100
Ascendis Pharma A/S - ADR (a)	160	17,155
Avantor, Inc. (a)	2,978	62,955
Bruker Corporation	1,098	86,566
Catalent, Inc. (a)	932	61,242
Coronado Topco, Inc. (a)	359	31,983
CRISPR Therapeutics AG (a)	213	9,634
Dentsply Sirona Inc.	446	17,519
Doximity, Inc. - Class A (a) (b)	357	11,560
Enovis Corporation (a)	580	31,024
Exact Sciences Corporation (a)	268	18,173
Hologic, Inc. (a)	1,921	155,025
Horizon Therapeutics Public Limited Company (a)	267	29,140
ICU Medical, Inc. (a)	155	25,569
Ionis Pharmaceuticals, Inc. (a)	849	30,343
Karuna Therapeutics, Inc. (a)	89	16,166
Molina Healthcare, Inc. (a)	102	27,284
Novocure Limited (a)	134	8,059
Seagen Inc. (a)	142	28,751
Teleflex Incorporated	469	118,802
The Cooper Companies, Inc.	170	63,471
Veeva Systems Inc. - Class A (a)	393	72,229
West Pharmaceutical Services, Inc.	147	50,931
		1,270,974
Information Technology 20.8%
Amphenol Corporation - Class A	494	40,370
Atlassian Corporation - Class A (a)	134	22,937
Bill Holdings, Inc. (a)	164	13,307
Black Knight, Inc. (a)	713	41,040
CCC Intelligent Solutions Holdings Inc. (a)	2,663	23,887
Clear Secure, Inc. - Class A	303	7,930
Cognex Corporation	452	22,397
Confluent, Inc. - Class A (a)	178	4,284
Corning Incorporated	357	12,595
CrowdStrike Holdings, Inc. - Class A (a)	335	45,982
Fair Isaac Corporation (a)	71	49,891
Fortinet, Inc. (a)	1,378	91,582
HashiCorp, Inc. - Class A (a)	89	2,607
Keysight Technologies, Inc. (a)	469	75,734
KLA Corporation	125	49,896
Lattice Semiconductor Corporation (a)	373	35,621
Littelfuse, Inc.	39	10,456
Marvell Technology, Inc.	2,321	100,499
Microchip Technology Incorporated	1,955	163,790
MongoDB, Inc. - Class A (a)	46	10,724
National Instruments Corporation	311	16,300
NXP Semiconductors N.V.	46	8,578
Palo Alto Networks, Inc. (a)	67	13,383
Paylocity Holding Corporation (a)	204	40,551
PTC Inc. (a)	357	45,778
Roper Technologies, Inc.	118	52,001
Synopsys, Inc. (a)	178	68,752
		1,070,872
Industrials 16.3%
Broadridge Financial Solutions, Inc.	196	28,728
BWXT Government Group, Inc.	317	19,984
CoStar Group, Inc. (a)	665	45,785
Equifax Inc.	330	66,937
ESAB Corporation	567	33,493
Fortive Corporation	1,082	73,760
IDEX Corporation	181	41,816
Ingersoll Rand Inc.	2,129	123,865
J. B. Hunt Transport Services, Inc.	452	79,308
Leidos Holdings, Inc.	62	5,708
Shoals Technologies Group, Inc. - Class A (a)	464	10,575
Southwest Airlines Co.	1,625	52,877
Textron Inc.	1,613	113,926
TransUnion	710	44,119
United Rentals, Inc.	72	28,495
Verisk Analytics, Inc.	255	48,924
Waste Connections, Inc.	142	19,748
		838,048
Consumer Discretionary 11.1%
Bath & Body Works, Inc.	799	29,227
Bright Horizons Family Solutions, Inc. (a)	266	20,479
Burlington Stores, Inc. (a)	497	100,444
Caesars Entertainment, Inc. (a)	151	7,370
Chipotle Mexican Grill, Inc. (a)	18	30,749
Domino's Pizza, Inc.	151	49,810
Five Below, Inc. (a)	198	40,782
Hilton Worldwide Holdings Inc.	551	77,619
Lululemon Athletica Canada Inc. (a)	33	12,018
MGM Resorts International	1,835	81,511
Mobileye Global Inc. - Class A (a)	88	3,808
On Holding AG - Class A (a)	71	2,203
O'Reilly Automotive, Inc. (a)	49	41,600
Ross Stores, Inc.	289	30,672
Vail Resorts, Inc.	98	22,901
Yum! Brands, Inc.	137	18,095
		569,288
Financials 7.6%
Assurant, Inc.	396	47,548
AXIS Capital Holdings Limited	356	19,409
Cboe Global Markets, Inc.	71	9,531
FleetCor Technologies, Inc. (a)	316	66,629
Intercontinental Exchange, Inc.	444	46,305
K.K.R. Co., Inc. - Class A	1,179	61,921
Markel Corporation (a)	6	7,664
MarketAxess Holdings Inc.	131	51,259
Raymond James Financial, Inc.	185	17,255
Tradeweb Markets Inc. - Class A	651	51,442
Zurich American Corporation	178	9,729
		388,692
Materials 5.2%
Avery Dennison Corporation	345	61,731
Ball Corporation	1,353	74,564
Martin Marietta Materials, Inc.	159	56,455
RPM International Inc.	362	31,581
Sealed Air Corporation	965	44,303
		268,634
Consumer Staples 4.1%
Casey's General Stores, Inc.	223	48,271
Dollar General Corporation	178	37,462
Dollar Tree, Inc. (a)	426	61,152
Reynolds Consumer Products Inc.	765	21,038
The Boston Beer Company, Inc. - Class A (a)	58	19,065
Treehouse Foods, Inc. (a)	501	25,265
		212,253
Communication Services 3.6%
Liberty Media Corporation - Series C (a)	850	63,605
Match Group, Inc. (a)	222	8,523
Spotify Technology S.A. (a)	267	35,677
The Trade Desk, Inc. - Class A (a)	1,275	77,660
		185,465
Energy 2.7%
Cheniere Energy, Inc.	216	34,042
Coterra Energy Inc.	1,025	25,153
Devon Energy Corporation	272	13,766
EQT Corporation	312	9,956
Pioneer Natural Resources Company	258	52,694
		135,611
Total Common Stocks (cost $3,797,193)		4,939,837
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.6%
JNL Government Money Market Fund, 4.48% (c) (d)	4,985	4,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 4.75% (c) (d)	179,898	179,898
Total Short Term Investments (cost $184,883)		184,883
Total Investments 99.7% (cost $3,982,076)		5,124,720
Other Assets and Liabilities, Net 0.3%		15,579
Total Net Assets 100.0%		5,140,299

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,939,837	—	—	4,939,837
Short Term Investments	184,883	—	—	184,883
	5,124,720	—	—	5,124,720

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 50.9%
Financials 18.7%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	2,120	2,103
4.88%, 01/16/24	2,440	2,411
3.15%, 02/15/24	870	845
1.65%, 10/29/24	4,190	3,913
American International Group, Inc.
2.50%, 06/30/25	1,920	1,818
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	671
2.88%, 02/15/25 (a)	1,805	1,694
2.13%, 02/21/26 (a)	2,835	2,519
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,101
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,121
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	3,500	3,484
Banco Santander, S.A.
3.50%, 03/24/25 (b)	2,600	2,500
Bank of America Corporation
0.81%, 10/24/24	1,465	1,424
1.84%, 02/04/25	1,830	1,775
0.98%, 04/22/25	2,665	2,539
3.84%, 04/25/25	1,535	1,506
3.38%, 04/02/26	2,260	2,163
5.08%, 01/20/27	2,000	1,996
1.73%, 07/22/27	1,885	1,687
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	7,155	7,103
Bank of Montreal
4.25%, 09/14/24 (b)	1,695	1,671
3.70%, 06/07/25 (b)	9,690	9,410
Banque Federative du Credit Mutuel
0.65%, 02/27/24 (a)	2,390	2,298
1.00%, 02/04/25 (a)	2,780	2,571
4.94%, 01/26/26 (a) (b)	1,820	1,796
Barclays PLC
4.34%, 05/16/24 (b)	1,650	1,642
1.01%, 12/10/24	2,165	2,087
5.30%, 08/09/26 (b)	1,810	1,778
7.33%, 11/02/26 (b)	1,680	1,727
BPCE
5.70%, 10/22/23 (a)	6,595	6,576
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,090
1.00%, 04/12/24 (a)	2,150	2,054
CaixaBank, S.A.
6.21%, 01/18/29 (a)	2,715	2,731
Capital One Financial Corporation
3.50%, 06/15/23	1,125	1,120
3.90%, 01/29/24	1,295	1,271
4.25%, 04/30/25	495	471
2.64%, 03/03/26	2,305	2,140
4.99%, 07/24/26	2,000	1,927
Citigroup Inc.
0.98%, 05/01/25	2,205	2,097
4.14%, 05/24/25	2,040	2,006
3.11%, 04/08/26	2,055	1,965
CNO Global Funding
1.65%, 01/06/25 (a)	3,055	2,872
1.75%, 10/07/26 (a)	2,515	2,243
Cooperatieve Rabobank U.A.
5.00%, 01/13/25 (b)	2,380	2,384
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	1,650	1,587
Credit Agricole SA
5.84%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (d)	1,605	1,605
Danske Bank A/S
5.38%, 01/12/24 (a)	2,390	2,380
1.23%, 06/22/24 (a)	3,110	3,067
3.77%, 03/28/25 (a)	1,480	1,445
Equitable Financial Life Global Funding
1.10%, 11/12/24 (a)	2,070	1,952
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,205
Fidelity National Information Services, Inc.
0.60%, 03/01/24	1,440	1,377
4.50%, 07/15/25	1,320	1,304
Fifth Third Bank, National Association
5.85%, 10/27/25	3,230	3,187
First American Financial Corporation
4.60%, 11/15/24	1,715	1,692
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	912
2.75%, 07/01/24	5,115	4,964
3.85%, 06/01/25 (e)	1,406	1,371
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,675
1.65%, 04/18/26 (b)	3,965	3,633
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,308
3.85%, 06/14/25	2,000	1,965
2.08%, 04/22/26	3,900	3,670
4.08%, 04/26/26	1,935	1,898
5.44%, (SOFR + 0.89%), 04/22/27 (d)	1,540	1,512
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	3,420	3,253
Lloyds Banking Group PLC
4.50%, 11/04/24 (b)	965	923
LSEGA Financing PLC
0.65%, 04/06/24 (a)	4,230	4,026
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	1,878
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	4,130	3,887
5.06%, 09/12/25	1,660	1,648
Moody's Corporation
3.75%, 03/24/25	2,275	2,229
Morgan Stanley
5.07%, (SOFR + 0.47%), 11/10/23 (d)	3,035	3,027
5.03%, (SOFR + 0.46%), 01/25/24 (d)	1,815	1,809
0.73%, 04/05/24	2,500	2,500
3.62%, 04/17/25	2,120	2,081
2.63%, 02/18/26	2,170	2,059
6.14%, 10/16/26	2,325	2,377
5.05%, 01/28/27	1,030	1,028
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	2,925
0.80%, 08/12/24 (a)	1,695	1,589
3.48%, 03/22/25 (a)	1,220	1,176
Nordea Bank Abp
3.60%, 06/06/25 (a)	7,000	6,748
Northern Trust Corporation
3.95%, 10/30/25	1,335	1,278
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	2,005	1,980
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,434
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,655
2.63%, 05/12/25 (c)	1,500	1,428
S&P Global Inc.
2.45%, 03/01/27	4,405	4,139
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,660	1,436
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25 (a)	8,355	8,140
Societe Generale
2.63%, 10/16/24 (a)	315	298
Standard Chartered PLC
0.99%, 01/12/25 (a)	1,040	996
1.21%, 03/23/25 (a)	200	191

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
1.82%, 11/23/25 (a)	1,085	1,009
State Street Corporation
4.86%, 01/26/26	1,130	1,123
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,718
1.42%, 06/11/27 (a)	1,755	1,560
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,274
0.60%, 09/25/23 (a)	2,620	2,568
Synchrony Financial
4.25%, 08/15/24	4,690	4,356
The Bank of New York Mellon Corporation
4.41%, 07/24/26	2,210	2,185
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,306
2.45%, 03/03/27	4,315	3,873
The Goldman Sachs Group, Inc.
0.66%, 09/10/24	1,995	1,951
0.93%, 10/21/24	1,285	1,251
1.76%, 01/24/25	1,720	1,668
3.50%, 04/01/25	2,495	2,419
4.48%, 08/23/28	2,015	1,971
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	3,130	3,131
4.76%, 01/26/27	1,955	1,931
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	8,000	7,776
The Western Union Company
2.85%, 01/10/25 (e)	5,004	4,778
Truist Financial Corporation
5.05%, (SOFR + 0.40%), 06/09/25 (d)	1,795	1,716
U.S. Bancorp
5.73%, 10/21/26	1,390	1,396
4.55%, 07/22/28	3,495	3,402
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,442
4.49%, 08/05/25 (a) (b)	2,915	2,843
4.49%, 05/12/26 (a)	695	672
1.49%, 08/10/27 (a) (b)	905	779
Wells Fargo & Company
1.65%, 06/02/24	1,850	1,838
3.91%, 04/25/26	2,230	2,162
2.19%, 04/30/26	1,780	1,670
4.54%, 08/15/26	2,530	2,488
3.53%, 03/24/28	1,450	1,368
		293,771
Consumer Discretionary 5.3%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	1,490	1,428
Advance Auto Parts, Inc.
5.90%, 03/09/26	585	597
Aptiv PLC
2.40%, 02/18/25	2,500	2,380
AutoZone, Inc.
3.13%, 04/18/24	3,930	3,837
3.63%, 04/15/25	1,020	994
Brunswick Corporation
0.85%, 08/18/24	2,855	2,669
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,240
5.20%, 01/17/25 (a)	995	997
5.15%, 01/16/26 (a)	790	793
General Motors Financial Company, Inc.
2.90%, 02/26/25	4,445	4,249
Genuine Parts Company
1.75%, 02/01/25	890	841
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,130	3,993
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,334
Hyundai Capital America
0.80%, 01/08/24 (a)	1,810	1,744
0.88%, 06/14/24 (a)	1,685	1,594
1.00%, 09/17/24 (a)	1,065	998
5.50%, 03/30/26 (a)	1,085	1,094
5.60%, 03/30/28 (a)	1,430	1,431
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	779
Lowe`s Companies, Inc.
4.40%, 09/08/25	2,850	2,832
4.80%, 04/01/26	1,570	1,578
3.35%, 04/01/27	680	653
Marriott International, Inc.
3.60%, 04/15/24	4,495	4,410
3.75%, 03/15/25	495	482
5.75%, 05/01/25 (e)	460	465
4.90%, 04/15/29	490	486
Mercedes-Benz Finance North America LLC
4.95%, 03/30/25 (a)	1,295	1,296
4.80%, 03/30/26 (a)	1,670	1,671
Nissan Motor Acceptance Corporation
3.88%, 09/21/23 (a)	2,150	2,127
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,815	3,766
Nordstrom, Inc.
2.30%, 04/08/24	390	373
QVC, Inc.
4.85%, 04/01/24	3,375	2,700
Ross Stores, Inc.
3.38%, 09/15/24	1,810	1,770
4.60%, 04/15/25	4,860	4,845
0.88%, 04/15/26	1,360	1,210
Starbucks Corporation
4.75%, 02/15/26	2,125	2,135
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,443
Volkswagen Group of America, Inc.
3.13%, 05/12/23 (a)	705	703
0.88%, 11/22/23 (a)	1,655	1,606
3.95%, 06/06/25 (a)	4,965	4,870
Warnermedia Holdings, Inc.
6.41%, 03/15/26	1,240	1,246
3.76%, 03/15/27 (a)	6,090	5,737
		82,396
Health Care 5.0%
AbbVie Inc.
2.60%, 11/21/24	6,035	5,824
3.20%, 05/14/26	395	381
2.95%, 11/21/26	4,415	4,201
Aetna Inc.
2.80%, 06/15/23	1,245	1,240
Amgen Inc.
5.25%, 03/02/25	965	976
5.15%, 03/02/28	1,985	2,027
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	3,822
Becton, Dickinson and Company
3.36%, 06/06/24	4,339	4,260
3.73%, 12/15/24	724	710
4.69%, 02/13/28	3,685	3,701
Cardinal Health, Inc.
3.08%, 06/15/24	1,445	1,412
3.50%, 11/15/24	2,425	2,367
CVS Health Corporation
5.00%, 02/20/26	2,545	2,569
2.88%, 06/01/26	1,055	1,002
3.00%, 08/15/26	890	849
Elevance Health, Inc.
5.35%, 10/15/25	795	806
HCA Inc.
5.38%, 02/01/25	1,025	1,025
3.13%, 03/15/27 (a)	2,280	2,120
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,342
Humana Inc.
0.65%, 08/03/23	1,345	1,326
3.85%, 10/01/24	3,000	2,950
4.50%, 04/01/25	2,190	2,176

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
1.35%, 02/03/27	675	593
5.75%, 03/01/28	810	842
PeaceHealth
1.38%, 11/15/25	470	429
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,591
0.85%, 09/15/24	6,205	5,831
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	6,887
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,860
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,076	1,063
UnitedHealth Group Incorporated
3.70%, 05/15/27	2,240	2,188
5.25%, 02/15/28	1,660	1,730
4.25%, 01/15/29	3,145	3,122
Viatris Inc.
1.65%, 06/22/25	1,265	1,162
Zoetis Inc.
5.40%, 11/14/25	2,040	2,074
		78,458
Energy 3.8%
Aker BP ASA
3.00%, 01/15/25 (a)	3,285	3,167
APT Pipelines Limited
4.20%, 03/23/25 (a)	5,101	4,993
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,580
2.05%, 07/15/25	3,310	3,102
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	3,160	3,183
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,184
Enbridge Inc.
4.00%, 10/01/23	4,065	4,034
2.50%, 01/15/25 - 02/14/25	4,070	3,901
Energy Transfer LP
4.20%, 09/15/23	575	571
5.88%, 01/15/24	4,795	4,794
4.90%, 02/01/24	1,885	1,882
2.90%, 05/15/25	480	458
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	3,940
Equinor ASA
2.88%, 04/06/25	3,880	3,763
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,249
2.60%, 10/15/25 (a)	940	872
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	845	762
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,530
5.10%, 03/29/26	1,450	1,456
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	2,585	2,591
5.63%, 03/01/25	2,830	2,848
Schlumberger Canada Limited
1.40%, 09/17/25	695	643
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	785	775
The Williams Companies, Inc.
5.40%, 03/02/26	1,410	1,434
TransCanada PipeLines Limited
6.20%, 03/09/26	4,140	4,169
Williams Partners L.P.
4.30%, 03/04/24	635	629
		59,510
Utilities 3.7%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,154
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,435	1,477
DTE Energy Company
4.22%, 11/01/24 (f)	2,405	2,380
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,195
6.80%, 10/14/25 (a)	400	415
1.38%, 07/12/26 (a)	2,750	2,450
Eversource Energy
4.20%, 06/27/24	3,440	3,406
Korea Electric Power Corp
5.38%, 04/06/26 (a)	4,300	4,365
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	3,519	3,160
4.25%, 07/27/27 (a)	1,120	1,106
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	1,165	1,185
4.45%, 06/20/25	3,070	3,057
1.88%, 01/15/27	2,770	2,504
NiSource Inc.
5.25%, 03/30/28	515	524
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,377
Pacific Gas & Electric Company
3.50%, 06/15/25	2,405	2,293
Sempra Energy
3.30%, 04/01/25	1,505	1,458
Southern California Gas Company
2.95%, 04/15/27	1,625	1,523
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	2,946
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,555
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,403
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	10,980	10,606
5.13%, 05/13/25 (a)	2,260	2,206
		57,745
Communication Services 3.3%
Charter Communications Operating, LLC
4.91%, 07/23/25	9,010	8,927
Comcast Corporation
5.25%, 11/07/25	985	1,007
Cox Communications, Inc.
3.15%, 08/15/24 (a)	4,429	4,312
KT Corp
4.00%, 08/08/25 (a)	3,095	3,032
NBN Co Limited
1.45%, 05/05/26 (a) (g)	4,440	4,025
NTT Finance Corporation
4.14%, 07/26/24 (a)	855	848
4.24%, 07/25/25 (a)	755	745
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	3,992
Rogers Communications Inc.
3.20%, 03/15/27 (a)	2,725	2,563
SES
3.60%, 04/04/23 (a)	1,940	1,940
Sky Limited
3.75%, 09/16/24 (a)	7,100	6,967
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	1,755	1,715
3.55%, 04/14/25	590	574
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,263
Verizon Communications Inc.
0.85%, 11/20/25	2,560	2,332
1.45%, 03/20/26	3,000	2,759
2.63%, 08/15/26	3,330	3,148
		51,149
Materials 2.8%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,505	1,474
Anglo American Capital PLC
3.63%, 09/11/24 (a)	3,000	2,932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
ArcelorMittal
3.60%, 07/16/24	920	899
Celanese US Holdings LLC
5.90%, 07/05/24 (e)	4,325	4,327
6.05%, 03/15/25 (e)	5,345	5,376
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,506
Ecolab Inc.
1.65%, 02/01/27	880	798
5.25%, 01/15/28	2,840	2,947
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,305
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,557
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	1,003
4.25%, 07/02/24	4,915	4,883
Nucor Corporation
3.95%, 05/23/25	1,005	989
2.00%, 06/01/25	695	654
Nutrien Ltd.
4.90%, 03/27/28	980	980
POSCO Holdings Inc.
4.38%, 08/04/25 (c)	900	886
5.63%, 01/17/26 (a)	3,215	3,249
Steel Dynamics, Inc.
2.80%, 12/15/24	2,571	2,462
The Sherwin-Williams Company
4.05%, 08/08/24	675	667
4.25%, 08/08/25	1,010	999
Westlake Corporation
0.88%, 08/15/24	2,000	1,885
		43,778
Consumer Staples 2.2%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	1,958
4.45%, 03/16/28	3,955	3,761
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	6,635	6,315
Constellation Brands, Inc.
3.60%, 05/09/24	1,820	1,798
CSL Finance PLC
3.85%, 04/27/27 (a)	730	712
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,243
5.20%, 10/24/25	1,600	1,623
HPHT Finance (19) Limited
2.88%, 11/05/24 (c)	2,957	2,860
HPHT Limited
1.50%, 09/17/26 (c)	2,400	2,147
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,020	4,862
4.25%, 07/21/25 (a) (e)	1,130	1,095
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,174
Kenvue Inc.
5.35%, 03/22/26 (a)	1,135	1,165
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,850	1,835
Mondelez International, Inc.
2.63%, 03/17/27	1,625	1,514
Philip Morris International Inc.
5.00%, 11/17/25	1,320	1,331
		35,393
Industrials 2.2%
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,945	2,776
1.75%, 12/02/26	1,290	1,172
Carrier Global Corporation
2.24%, 02/15/25	483	461
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,116
Equifax Inc.
3.95%, 06/15/23	440	438
GATX Corporation
4.35%, 02/15/24	4,215	4,174
3.25%, 03/30/25	2,150	2,063
NTT Finance Corporation
0.58%, 03/01/24 (a)	1,245	1,194
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	1,897
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	861	854
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,701
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,376
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (e)	1,695	1,707
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,914
0.88%, 11/15/25	863	781
4.88%, 04/01/29	690	697
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	976	970
3.55%, 04/15/24 (a)	1,810	1,766
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,209
		34,266
Real Estate 2.0%
American Tower Corporation
2.40%, 03/15/25	1,425	1,354
Brixmor Operating Partnership LP
3.65%, 06/15/24	4,307	4,173
Crown Castle Inc.
3.15%, 07/15/23	1,295	1,287
3.20%, 09/01/24	835	812
1.05%, 07/15/26	2,800	2,467
2.90%, 03/15/27	1,910	1,774
5.00%, 01/11/28	850	857
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,862
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,126
4.38%, 10/01/25	1,505	1,368
Public Storage, Inc.
5.02%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,228
Realty Income Corporation
5.05%, 01/13/26	645	642
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	984
3.38%, 10/01/24	1,980	1,935
W.P. Carey Inc.
4.60%, 04/01/24	4,210	4,163
Weingarten Realty Investors
4.45%, 01/15/24	5,000	4,983
		31,015
Information Technology 1.9%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,614
4.75%, 03/30/26	840	843
CDW Finance Corporation
5.50%, 12/01/24	765	765
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,569
Intel Corporation
4.88%, 02/10/26	1,750	1,773
Marvell Technology, Inc.
4.20%, 06/22/23	2,410	2,399
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,177
0.97%, 02/15/24	3,180	3,053
0.98%, 09/01/24	2,465	2,323
NXP B.V.
4.88%, 03/01/24	2,578	2,560
2.70%, 05/01/25	1,950	1,849
3.88%, 06/18/26	1,425	1,375

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
4.40%, 06/01/27	295	291
Oracle Corporation
5.80%, 11/10/25	1,370	1,404
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,043
Roper Technologies, Inc.
3.65%, 09/15/23	700	696
2.35%, 09/15/24	825	794
1.00%, 09/15/25	685	626
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	770
VMware, Inc.
0.60%, 08/15/23	1,620	1,590
Workday, Inc.
3.50%, 04/01/27	975	932
		30,446
Total Corporate Bonds And Notes (cost $824,834)		797,927
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.6%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 5.60%, (1 Month USD LIBOR + 0.88%), 09/15/34 (d) (f)	1,665	1,616
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,115	1,034
Americredit Automobile Receivables Trust 2020-1
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,311
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,253
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,155
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,807
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,102
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,219
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,374
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,211
Angel Oak Mortgage Trust 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	311	282
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,457	1,204
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	939	778
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-D-1A, 5.25%, 09/20/23	3,535	3,517
Series 2018-C-2A, 4.95%, 03/20/24	800	783
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,626
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,180
Series 2020-A-1A, 2.33%, 08/20/25	990	936
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 5.54%, (1 Month USD LIBOR + 0.85%), 09/15/34 (d)	3,090	3,021
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.75%, 09/25/51	2,266	1,937
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	1,942	1,683
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 5.48%, (1 Month USD LIBOR + 0.80%), 06/15/23 (d)	1,250	1,162
BFLD Trust 2019-DPLO
Series 2019-B-DPLO, REMIC, 6.02%, (1 Month USD LIBOR + 1.34%), 10/15/24 (d)	4,770	4,681
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-C-BIG, REMIC, 7.17%, (1 Month Term SOFR + 2.34%), 02/15/24 (d)	1,905	1,789
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	759	663
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	779	671
Blackbird Capital Aircraft Lease Securitization Limited 2016-1
Series 2016-AA-1A, 2.49%, 12/15/24 (f)	717	679
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.83%, (1 Month USD LIBOR + 1.15%), 09/15/23 (d)	1,855	1,748
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	1,250	1,132
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	356	334
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 6.58%, (1 Month USD LIBOR + 1.90%), 08/15/23 (d)	820	723
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 6.02%, (1 Month Term SOFR + 1.19%), 10/15/36 (d)	1,402	1,377
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 6.08%, (1 Month USD LIBOR + 1.40%), 06/15/23 (d)	1,643	1,542
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 7.97%, (1 Month Term SOFR + 3.14%), 06/17/24 (d)	2,225	2,175
BXSC Commercial Mortgage Trust 2022-WSS
Series 2022-C-WSS, REMIC, 7.22%, (1 Month Term SOFR + 2.39%), 03/15/24 (d)	950	922
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,524
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,748
Series 2020-C-1, 2.34%, 11/17/25	785	756
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,240
CarMax Auto Owner Trust 2022-3
Series 2022-C-3, REMIC, 4.98%, 02/15/28	2,450	2,353
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	470	454
Cedar Funding Ltd
Series 2021-A-14A, 5.89%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	3,070	3,005
CGDB Commercial Mortgage Trust 2019-MOB
Series 2019-D-MOB, REMIC, 6.33%, (1 Month USD LIBOR + 1.65%), 11/17/36 (d)	3,115	2,918
CIFC Funding 2014-II-R, Ltd.
Series 2014-A1-2RA, 5.87%, (3 Month USD LIBOR + 1.05%), 04/24/30 (d)	1,548	1,533
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 5.84%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	905	884
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,323	1,102
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,878	3,738
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,370	1,165
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,131
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	143	133
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,130	932
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.62%, 01/12/24 (d)	1,930	1,786
Series 2014-C-CR15, REMIC, 4.67%, 01/12/24 (d)	5,850	5,185
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	1,947
Series 2014-D-CR19, REMIC, 4.70%, 08/12/24 (d)	760	655
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,759
CSMC 2019-ICE4
Series 2019-C-ICE4, REMIC, 6.11%, (1 Month USD LIBOR + 1.43%), 05/15/36 (d)	2,673	2,627
Series 2019-D-ICE4, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 05/15/36 (d)	1,960	1,916

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	899	808
Series 2020-D-NET, REMIC, 3.83%, 08/15/25 (d)	1,970	1,692
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	271	249
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (d)	480	407
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	529	442
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 5.89%, (3 Month USD LIBOR + 1.10%), 07/17/34 (d)	2,660	2,592
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 6.11%, (SOFR 30-Day Average + 1.55%), 04/25/34 (d)	848	843
Elara HGV Timeshare Issuer 2017-A, LLC
Series 2017-A-A, REMIC, 2.69%, 03/25/30	171	165
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	676	635
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	239	222
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	324	264
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	283	232
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (d)	704	568
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	680	552
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	664	523
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,135
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	1,305	1,196
Exeter Automobile Receivables Trust 2022-1
Series 2022-D-1A, 3.02%, 06/15/25	2,895	2,663
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	2,355	2,278
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,355
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,308
Exeter Automobile Receivables Trust 2022-6
Series 2022-A3-6A, 5.70%, 08/17/26	455	458
Series 2022-C-6A, 6.32%, 05/15/28	995	1,019
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	180
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	732	710
Series 2021-C-ESH, REMIC, 6.38%, (1 Month USD LIBOR + 1.70%), 07/17/23 (d)	1,928	1,858
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	3,794	3,670
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,541
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	303	273
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 5.70%, (1 Month USD LIBOR + 0.85%), 08/25/41 (d)	428	394
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,331
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,655
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,209
Ford Credit Auto Owner Trust 2023-A
Series 2023-B-A, 5.07%, 01/15/29	2,500	2,496
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	161	145
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	80	76
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	162	157
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	725
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (d)	1,170	876
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 5.48%, (1 Month USD LIBOR + 0.80%), 02/15/38 (d)	1,535	1,389
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,591
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,396
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	130	129
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	940
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	801
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	829
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 5.72%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (f)	3,959	3,873
Series 2019-C-WOLF, REMIC, 6.32%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (f)	1,190	1,156
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 06/15/23 (d)	1,720	1,532
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 3.21%, 07/25/44 (d)	25	25
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (d)	3,068	2,640
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 10/25/28	3,772	3,264
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	621	587
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	184	181
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	742	701
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (d)	2,158	2,088
HPEFS Equipment Trust 2022-3
Series 2022-C-3A, 6.13%, 09/22/25	2,205	2,221
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (d)	1,995	1,726
Hyundai Auto Receivables Trust 2019-A
Series 2019-B-A, 2.94%, 05/15/25	198	198
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	1,090	862
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	3,261	3,181
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 6.28%, (1 Month USD LIBOR + 1.60%), 09/17/29 (d) (f)	1,195	1,092
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 6.46%, (1 Month USD LIBOR + 1.77%), 10/17/33 (d)	2,420	2,122
Series 2020-C-609M, REMIC, 6.86%, (1 Month USD LIBOR + 2.17%), 10/17/33 (d)	1,955	1,627
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	312	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2020-A11-INV1, REMIC, 5.68%, (1 Month USD LIBOR + 0.83%), 03/25/43 (d)	191	176
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	453	392
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	864	835
KKR CLO 29 Ltd.
Series A-29A, 5.99%, (3 Month USD LIBOR + 1.20%), 01/15/32 (d)	2,750	2,706
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 5.94%, (1 Month Term SOFR + 1.11%), 12/15/25 (d)	765	730
Series 2021-D-KDIP, REMIC, 6.19%, (1 Month Term SOFR + 1.36%), 12/15/25 (d)	551	521
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.43%, (1 Month USD LIBOR + 1.75%), 08/15/26 (d)	2,408	2,270
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	154	154
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,251
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 5.78%, (3 Month USD LIBOR + 0.97%), 07/28/31 (d)	3,089	3,059
Series 2017-BR-23A, 6.36%, (3 Month USD LIBOR + 1.55%), 07/28/31 (d)	2,005	1,958
Madison Park Funding XXXIII Ltd
Series 2019-AR-33A, 5.92%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,102
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 5.80%, (3 Month USD LIBOR + 0.99%), 04/20/32 (d)	4,315	4,246
Magnetite XXV, Limited
Series 2020-A-25A, 6.02%, (3 Month USD LIBOR + 1.20%), 01/26/32 (d)	2,020	1,994
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, REMIC, 2.50%, 09/25/51 (d)	1,677	1,449
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	435	404
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	616	555
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 5.49%, (1 Month USD LIBOR + 0.80%), 04/15/26 (d)	1,535	1,483
Mill City Mortgage Loan Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (d)	133	130
MMAF Equipment Finance LLC 2022-B
Series 2022-A2-B, 5.57%, 09/09/25	1,260	1,262
Series 2022-A3-B, 5.61%, 07/10/28	850	863
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	692
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (d)	255	245
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (d)	955	915
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,315
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-D-MEAD, REMIC, 3.18%, 11/13/24 (d)	2,330	2,042
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 6.48%, (1 Month USD LIBOR + 1.80%), 12/15/36 (d)	1,395	1,088
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	329	307
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	506	464
Series 2020-B-1A, 2.73%, 10/20/37	900	831
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	78	76
Series 2017-B-1A, 2.75%, 12/20/34	26	25
Series 2017-C-1A, 2.99%, 12/20/34	72	67
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	1,114	1,043
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	4,246	3,861
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,247	1,104
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	803	767
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	1,223	1,164
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	1,406	1,308
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	776	706
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	506	452
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	500	459
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	1,557	1,366
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,312	2,952
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,711	1,543
Nelnet, Inc.
Series 2005-A4-4, 5.13%, (3 Month USD LIBOR + 0.18%), 03/22/32 (d)	941	907
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 5.79%, (3 Month USD LIBOR + 0.99%), 01/20/32 (d)	4,375	4,309
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 5.85%, (3 Month USD LIBOR + 1.06%), 04/18/33 (d)	1,245	1,226
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,462	2,996
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (d)	1,212	1,049
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	434	429
NLT 2021-INV2 Trust
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	956	790
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.05%, (1 Month USD LIBOR + 1.20%), 07/25/24 (d)	316	303
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.75%, (1 Month USD LIBOR + 0.90%), 09/25/59 (d)	357	337
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.60%, (1 Month USD LIBOR + 0.75%), 02/25/27 (d)	333	306
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	645	576
Series 2020-2A2-EXP1, REMIC, 5.80%, (1 Month USD LIBOR + 0.95%), 01/26/60 (d)	371	345
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	857	743
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	210	179
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	954	828
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (d)	2,257	1,944
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,775	1,538
OCP CLO 2014-7 Ltd
Series 2014-A1RR-7A, 5.93%, (3 Month USD LIBOR + 1.12%), 07/20/29 (d)	2,856	2,825
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 5.75%, (3 Month USD LIBOR + 0.96%), 07/15/30 (d)	4,425	4,356

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2017-A2R-13A, 6.34%, (3 Month USD LIBOR + 1.55%), 07/15/30 (d)	3,160	3,038
Octagon Investment Partners 36, Ltd
Series 2018-A1-1A, 5.76%, (3 Month USD LIBOR + 0.97%), 04/15/31 (d)	1,745	1,726
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,418
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	808	774
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	4,067	4,038
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	674	677
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 5.89%, (1 Month Term SOFR + 1.06%), 03/17/36 (d)	3,445	3,164
Series 2021-C-PARK, REMIC, 6.04%, (1 Month Term SOFR + 1.21%), 03/17/36 (d)	1,840	1,658
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 5.94%, (3 Month USD LIBOR + 1.08%), 11/17/31 (d)	4,940	4,869
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,399	1,358
Progress Residential 2022-SFR6 Trust
Series 2022-A-SFR6, REMIC, 4.45%, 07/19/27	2,265	2,204
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 01/25/28 (d)	3,283	2,886
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (d)	1,431	1,233
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	283	273
Series 2022-C-B, 5.92%, 08/16/32	969	961
Series 2022-A2-C, 6.02%, 12/15/32	719	721
Series 2022-B-C, 6.45%, 12/15/32	3,100	3,097
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,430	1,380
Santander Drive Auto Receivables Trust 2019-2
Series 2019-D-2, 3.22%, 07/15/25	183	182
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	704	697
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,272
Santander Drive Auto Receivables Trust 2022-1
Series 2022-C-1, 2.56%, 04/17/28	3,490	3,339
Santander Drive Auto Receivables Trust 2022-4
Series 2022-C-4, 5.00%, 07/15/26	4,100	4,034
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	2,005	1,968
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,349
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,188
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,489
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,428
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	555
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,187
Series 2020-2C-1, 1.88%, 01/15/26	730	658
Series 2022-C-1, 6.60%, 01/15/28	1,480	1,565
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,070
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	17	17
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	131	121
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	261	244
Sequoia Mortgage Trust 2018-CH4
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (d)	9	9
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (d)	6	6
SG Residential Mortgage Trust 2019-3
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (d)	416	401
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 10/25/23	979	868
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (d)	2,286	2,082
Sierra Timeshare 2019-1 Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	210	200
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	694	667
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	331	309
SMB Private Education Loan Trust 2014-A
Series 2014-A3-A, 6.18%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (d)	1,123	1,122
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 5.78%, (1 Month USD LIBOR + 1.10%), 09/15/34 (d)	768	759
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.40%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (d)	2,161	2,110
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	3,618	3,257
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	538	486
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	2,620	2,333
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	777	738
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	776	718
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	691	623
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	2,722	2,254
Symphony CLO XVII Ltd
Series 2016-AR-17A, 5.67%, (3 Month USD LIBOR + 0.88%), 04/17/28 (d)	1,923	1,915
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 5.81%, (3 Month USD LIBOR + 1.02%), 01/15/34 (d)	2,730	2,690
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.89%, (3 Month USD LIBOR + 1.08%), 04/20/33 (d)	1,290	1,261
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 6.27%, (3 Month USD LIBOR + 1.45%), 10/25/29 (d)	3,330	3,214
Towd Point Mortgage Trust 2017-1
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	165	161
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (d)	101	99
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	416	399
Towd Point Mortgage Trust 2017-6
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (d)	1,365	1,302
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	193	184
Towd Point Mortgage Trust 2018-2
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (d)	1,361	1,288
Towd Point Mortgage Trust 2018-5
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (d)	1,064	1,011
TOWD Point Mortgage Trust 2023-1
Series 2023-A1-1, REMIC, 3.75%, 01/25/63	2,663	2,439
Tricon American Homes 2017-SFR2 Trust
Series 2017-C-SFR2, REMIC, 3.47%, 01/22/24	2,235	2,187
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	542	463
United Airlines Pass Through Trust 2019-2AA
Series 2019-B-2, REMIC, 3.50%, 05/01/28	604	537

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Usaa Ultra Short-Term Bond Fund
Series 2019-A-SMRT, REMIC, 4.15%, 01/12/24	1,900	1,864
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	635	547
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (f)	1,141	1,084
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (f)	489	473
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (f)	650	626
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	607	577
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (f)	64	63
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (f)	463	446
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	364	328
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	608	512
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	363	303
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	496	417
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	918	738
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d)	3,416	2,917
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	836	729
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,648	3,174
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 01/25/67 (f)	5,659	5,590
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	231	213
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	380	368
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	2,668	2,299
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 11/25/40 (d)	161	136
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,524
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	868
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,193
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,188
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,319
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	732
Total Non-U.S. Government Agency Asset-Backed Securities (cost $426,615)		400,920
GOVERNMENT AND AGENCY OBLIGATIONS 21.8%
U.S. Treasury Note 16.1%
Treasury, United States Department of
3.25%, 08/31/24	115	113
4.50%, 11/30/24 - 11/15/25	49,575	50,278
4.25%, 12/31/24	4,215	4,218
4.13%, 01/31/25	24,815	24,807
4.63%, 02/28/25 (g)	7,805	7,881
1.75%, 03/15/25	59,565	56,959
2.75%, 05/15/25 (h)	99,025	96,410
4.00%, 12/15/25	11,320	11,362
		252,028
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	328	338
4.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	4	4
4.31%, (1 Year Treasury + 2.25%), 09/01/33 (d)	10	10
6.00%, 09/01/34 - 11/01/37	308	322
4.21%, (1 Year Treasury + 2.11%), 10/01/34 (d)	7	7
3.00%, 11/01/34	198	189
4.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	6	6
4.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	5	6
4.38%, (1 Year Treasury + 2.25%), 11/01/34 (d)	12	13
3.94%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	3	3
4.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	4	4
4.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	8	8
4.06%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
4.23%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	7	7
4.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	10	10
4.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	10	10
3.68%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	94	96
4.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	179	184
3.63%, (1 Year USD LIBOR + 1.68%), 10/01/35 (d)	22	23
3.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	40	40
3.73%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	45	45
4.50%, 09/01/37	597	595
7.50%, 06/01/38	196	209
7.00%, 03/01/39	213	227
4.00%, 12/01/49	521	505
2.50%, 01/01/52	2,768	2,398
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 08/01/52	2,064	2,098
5.50%, 01/01/24 - 12/01/39	2,906	3,029
3.50%, 11/01/26 - 01/01/52	3,801	3,572
3.00%, 09/01/28 - 06/01/52	5,035	4,642
6.50%, 07/01/32 - 12/01/32	156	163
3.64%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
3.46%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	4	4
3.52%, (1 Year Treasury + 2.18%), 06/01/33 (d)	51	52
3.78%, (1 Year Treasury + 2.13%), 07/01/33 (d)	2	2
4.34%, (1 Year Treasury + 2.21%), 12/01/33 (d)	64	65
6.00%, 03/01/34 - 02/01/49	2,292	2,408
4.01%, (1 Year Treasury + 2.30%), 04/01/34 (d)	1	1
3.83%, (1 Year USD LIBOR + 1.57%), 10/01/34 (d)	3	3
3.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
3.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	10	11
4.39%, (1 Year Treasury + 2.36%), 11/01/34 (d)	59	60
3.93%, (1 Year USD LIBOR + 1.68%), 12/01/34 (d)	6	6
3.89%, (1 Year USD LIBOR + 1.51%), 01/01/35 (d)	11	11
3.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
3.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	8	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
3.96%, (1 Year USD LIBOR + 1.59%), 01/01/35 (d)	8	8
3.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (d)	5	5
4.33%, (1 Year Treasury + 2.19%), 02/01/35 (d)	12	12
2.47%, (1 Year USD LIBOR + 1.37%), 03/01/35 (d)	6	6
2.90%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	14	14
3.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	72	74
3.94%, (1 Year Treasury + 1.82%), 04/01/35 (d)	58	59
2.49%, (1 Year USD LIBOR + 1.41%), 05/01/35 (d)	25	25
2.75%, (1 Year USD LIBOR + 1.60%), 05/01/35 (d)	10	10
2.96%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	62	62
3.77%, (1 Year Treasury + 2.30%), 06/01/35 (d)	62	64
3.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	46	47
3.55%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	26	27
3.37%, (1 Year USD LIBOR + 1.60%), 08/01/35 (d)	51	52
3.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	102	102
3.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	44	44
4.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	24	24
2.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	32	32
4.50%, 09/01/39 - 08/01/52	8,545	8,447
4.00%, 08/01/43 - 09/01/52	3,948	3,791
2.00%, 10/01/50	628	521
2.50%, 01/01/52	2,803	2,418
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,024	1,043
6.00%, 07/15/36	425	443
4.50%, 09/20/40 - 10/20/52	3,552	3,504
3.50%, 03/20/43 - 10/20/52	3,035	2,859
5.50%, 09/15/45 - 12/20/48	1,168	1,208
4.00%, 09/20/45 - 10/20/52	2,044	1,980
3.00%, 09/20/47 - 09/20/49	1,764	1,623
TBA, 5.50%, 04/15/53 (i)	1,065	1,077
TBA, 6.50%, 04/15/53 (i)	2,535	2,608
		53,591
Collateralized Mortgage Obligations 1.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 5.56%, (SOFR 30-Day Average + 1.00%), 12/26/41 (d)	2,076	2,051
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M1-R03, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	1,715	1,718
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.11%, (SOFR 30-Day Average + 2.55%), 07/25/42 (d)	931	937
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M1-R02, REMIC, 6.61%, (SOFR 30-Day Average + 2.30%), 01/25/43 (d)	1,533	1,533
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 8.85%, (1 Month USD LIBOR + 4.00%), 08/26/24 (d)	233	237
Series 2021-M1-HQA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.70%), 08/25/33 (d)	15	16
Series 2021-M1-DNA2, REMIC, 5.36%, (SOFR 30-Day Average + 0.80%), 08/25/33 (d)	52	52
Series PA-3713, REMIC, 2.00%, 02/15/40	413	402
Series 2021-M2-DNA7, REMIC, 6.36%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	850
Series 2022-M1A-DNA2, REMIC, 5.86%, (SOFR 30-Day Average + 1.30%), 02/25/42 (d)	1,219	1,208
Series 2022-M1A-HQA1, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	1,896	1,902
Series 2022-M1A-DNA3, REMIC, 6.56%, (SOFR 30-Day Average + 2.00%), 04/25/42 (d)	1,674	1,674
Series 2022-M1A-DNA4, REMIC, 6.76%, (SOFR 30-Day Average + 2.20%), 05/27/42 (d)	2,341	2,351
Series 2022-M1A-HQA2, REMIC, 7.21%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	978	988
Series 2022-M1A-HQA3, REMIC, 6.86%, (SOFR 30-Day Average + 2.30%), 08/25/42 (d)	1,285	1,289
Series 2022-M1A-DNA6, REMIC, 6.71%, (SOFR 30-Day Average + 2.15%), 09/25/42 (d)	872	875
Series 2023-M1A-DNA1, REMIC, 6.66%, (SOFR 30-Day Average + 2.10%), 03/25/43 (d)	295	295
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (d)	130	126
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.40%, (1 Month USD LIBOR + 3.55%), 01/25/27 (d)	1,111	1,140
Series 2017-1ED3-C05, REMIC, 6.05%, (1 Month USD LIBOR + 1.20%), 01/25/30 (d)	40	40
Series 2022-1M1-R06, REMIC, 7.31%, (SOFR 30-Day Average + 2.75%), 05/27/42 (d)	2,038	2,071
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,398	1,329
		23,084
U.S. Government Agency Obligations 0.7%
Council of Federal Home Loan Banks
5.00%, 02/28/25 (j)	6,340	6,428
Korea Housing Finance Corporation
4.63%, 02/24/28 (a) (j)	4,400	4,379
		10,807
Municipal 0.1%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,699
Total Government And Agency Obligations (cost $347,762)		341,209
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.8%
T. Rowe Price Government Reserve Fund, 4.75% (k) (l)	12,396	12,396
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (k) (l)	9,914	9,914
Total Short Term Investments (cost $22,310)		22,310
Total Investments 99.7% (cost $1,621,521)		1,562,366
Other Derivative Instruments 0.1%		860
Other Assets and Liabilities, Net 0.2%		3,451
Total Net Assets 100.0%		1,566,677

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $266,189 and 17.0% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(g) All or a portion of the security was on loan as of March 31, 2023.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $3,650.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,474	3,484	0.2
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,844	2,860	0.2
HPHT Limited, 1.50%, 09/17/26	12/14/22	2,146	2,147	0.1
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,520	3,305	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,259	3,992	0.2
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	866	886	0.1
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,758	2,655	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,539	1,428	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,216	2,946	0.2
		24,622	23,703	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,619	July 2023	330,521	228	3,727

Short Contracts
United States 10 Year Note	(160)	June 2023	(17,849)	(55)	(539)
United States 10 Year Ultra Bond	(203)	June 2023	(23,831)	(111)	(760)
United States 5 Year Note	(507)	July 2023	(54,399)	(115)	(1,121)
United States Ultra Bond	(32)	June 2023	(4,326)	(43)	(190)
				(324)	(2,610)

JNL/T. Rowe Price Short-Term Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.AAA.13 (M)	MSC	N/A	0.50	12/16/72	41,057	956	1,130	(174)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	797,927	—	797,927
Non-U.S. Government Agency Asset-Backed Securities	—	400,920	—	400,920
Government And Agency Obligations	—	341,209	—	341,209
Short Term Investments	22,310	—	—	22,310
	22,310	1,540,056	—	1,562,366
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,727	—	—	3,727
	3,727	—	—	3,727

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,610)	—	—	(2,610)
OTC Credit Default Swap Agreements	—	(174)	—	(174)
	(2,610)	(174)	—	(2,784)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 83.3%
Consumer Discretionary 18.6%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	5,095	4,908
Allison Transmission, Inc.
3.75%, 01/30/31 (a)	4,130	3,519
Bath & Body Works, Inc.
5.25%, 02/01/28	4,675	4,472
6.63%, 10/01/30 (a)	1,419	1,382
Carnival Corporation
5.75%, 03/01/27 (a)	10,019	8,227
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	9,513	6,392
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (a)	5,231	4,410
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	6,550	5,140
Life Time, Inc.
5.75%, 01/15/26 (a)	5,391	5,239
LSF9 Atlantis
7.75%, 02/15/26 (a)	10,049	9,146
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	4,860
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,985	5,163
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	3,945	3,704
Sabre GLBL Inc.
9.25%, 04/15/25 (a)	785	739
Staples, Inc.
7.50%, 04/15/26 (a)	4,395	3,850
Studio City Company Limited
7.00%, 02/15/27 (a)	1,430	1,350
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	5,585
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,152	2,632
Victoria's Secret & Co.
4.63%, 07/15/29 (a)	5,599	4,531
Wheel Pros, Inc.
6.50%, 05/15/29 (a)	8,083	3,674
White Cap Parent, LLC
8.25%, 03/15/26 (a) (b)	7,855	7,170
Yum! Brands, Inc.
3.63%, 03/15/31	6,110	5,359
		101,452
Communication Services 11.6%
CCO Holdings, LLC
4.50%, 05/01/32	6,455	5,273
Consolidated Communications, Inc.
6.50%, 10/01/28 (a) (c)	6,375	4,648
DISH DBS Corporation
7.38%, 07/01/28	8,990	5,124
Dish Network Corporation
11.75%, 11/15/27 (a)	1,788	1,719
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	2,811
6.00%, 01/15/30 (a) (c)	1,860	1,415
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	575
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	4,654
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,575
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,310	4,035
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	2,601
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	1,760	1,509
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,290	5,268
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	9,185	3,787
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	6,600	5,328
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,354
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,450	4,878
Urban One, Inc.
7.38%, 02/01/28 (a)	6,065	5,505
		63,059
Energy 11.4%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,000	2,906
5.88%, 06/30/29 (a) (c)	3,010	2,657
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,920	4,660
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,190	5,636
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	5,650	4,940
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	3,225	2,742
4.75%, 01/15/31 (a)	2,130	1,769
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	5,400	5,342
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	4,095	4,083
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	4,465	3,985
5.50%, 10/15/30 (a)	1,315	1,236
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	5,710	5,512
Sunoco LP
4.50%, 05/15/29 - 04/30/30	5,920	5,384
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	6,125	5,470
USA Compression Finance Corp.
6.88%, 09/01/27	705	674
Weatherford International Ltd.
8.63%, 04/30/30 (a)	5,003	5,067
		62,063
Financials 10.9%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	4,585	4,654
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,203
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (a)	4,040	3,431
AssuredPartners, Inc.
5.63%, 01/15/29 (a)	2,397	2,070
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	6,168
EG Global Finance PLC
6.75%, 02/07/25 (a)	7,865	7,265
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	5,785	5,336
Ford Motor Credit Company LLC
5.11%, 05/03/29	2,850	2,672
4.00%, 11/13/30	3,145	2,683
HUB International Limited
5.63%, 12/01/29 (a)	3,165	2,757
LPL Holdings, Inc.
4.00%, 03/15/29 (a)	415	373
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	5,670	4,514
PRA Group, Inc.
5.00%, 10/01/29 (a)	5,868	4,907
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,085	4,831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	7,653	6,842
		59,706
Industrials 7.5%
American Airlines, Inc.
5.75%, 04/20/29 (a)	7,085	6,800
ARD Finance S.A.
6.50%, 06/30/27 (a) (b)	8,434	6,447
Bombardier Inc.
7.88%, 04/15/27 (a)	4,855	4,923
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,040	3,739
Deluxe Corporation
8.00%, 06/01/29 (a)	7,205	5,259
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	5,310	5,010
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	370	345
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (c)	6,325	5,360
Tutor Perini Corporation
6.88%, 05/01/25 (a) (c)	3,990	2,815
		40,698
Consumer Staples 6.1%
Coty Inc.
4.75%, 01/15/29 (a)	5,715	5,379
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	6,815	4,486
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,025	2,085
7.75%, 03/15/31 (a)	2,285	2,394
Sabre GLBL Inc.
11.25%, 12/15/27 (a)	5,400	5,020
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	10,107	8,019
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,370	5,808
		33,191
Materials 5.3%
Element Solutions Inc.
3.88%, 09/01/28 (a)	3,055	2,678
ERO Copper Corp.
6.50%, 02/15/30 (a)	7,860	6,860
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	5,454
Novelis Corporation
3.88%, 08/15/31 (a)	5,725	4,819
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	7,300	3,795
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (c)	6,165	5,092
		28,698
Information Technology 3.8%
Commscope Finance LLC
8.25%, 03/01/27 (a) (c)	6,843	5,606
Entegris, Inc.
3.63%, 05/01/29 (a) (c)	5,781	4,992
Veritas USA Inc.
7.50%, 09/01/25 (a)	6,625	4,997
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	4,935
		20,530
Health Care 3.4%
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	1,781
Community Health Systems, Inc.
6.88%, 04/01/28 - 04/15/29 (a)	7,915	4,904
5.25%, 05/15/30 (a)	2,635	2,054
Herbalife International, Inc.
4.88%, 06/01/29 (a)	6,940	5,367
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a) (c)	5,005	4,531
		18,637
Utilities 2.8%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	6,036	5,206
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (d)	4,613	4,396
Vistra Corp.
8.00%, (100, 10/15/26) (a) (d)	2,880	2,697
Vistra Operations Company LLC
5.63%, 02/15/27 (a)	2,902	2,827
		15,126
Real Estate 1.9%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	6,460	5,186
VICI Properties Inc.
4.13%, 08/15/30 (a)	6,060	5,385
		10,571
Total Corporate Bonds And Notes (cost $535,401)		453,731
SENIOR FLOATING RATE INSTRUMENTS 5.7%
Industrials 2.3%
AssuredPartners, Inc.
2020 Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 02/13/27 (e)	843	834
KNS Acquisition Corp.
Term Loan, 10.42%, (3 Month USD LIBOR + 6.25%), 04/16/27 (e)	6,146	5,371
Tutor Perini Corporation
Term Loan B, 9.61%, (1 Month USD LIBOR + 4.75%), 08/13/27 (e)	6,611	6,135
		12,340
Consumer Discretionary 1.7%
Journey Personal Care Corp.
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 12/31/24 (e)	6,730	5,142
Staples, Inc.
7 Year Term Loan, 9.81%, (3 Month USD LIBOR + 5.00%), 04/05/26 (e)	4,298	3,948
		9,090
Health Care 0.9%
Bausch Health Companies Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 5.25%), 01/27/27 (e) (f)	1,825	1,351
2022 Term Loan B, 9.99%, (1 Month Term SOFR + 5.25%), 01/27/27 (e)	4,748	3,516
		4,867
Consumer Staples 0.5%
Naked Juice LLC
2nd Lien Term Loan, 10.68%, (SOFR + 6.00%), 01/25/30 (e)	4,049	3,020
Energy 0.3%
Prairie ECI Acquiror LP
Term Loan B, 9.38%, (1 Month USD LIBOR + 4.75%), 03/07/26 (e)	1,854	1,810
Total Senior Floating Rate Instruments (cost $36,337)		31,127
PREFERRED STOCKS 1.4%
Energy 0.8%
Crestwood Equity Partners LP, 9.25% (d)	461	4,282
Financials 0.6%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (g)	198	3,167
Total Preferred Stocks (cost $6,920)		7,449
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	1,235	1,160
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,139)		1,160
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g) (h)	5	9
Total Common Stocks (cost $16)		9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC (g) (h)	27	—
Ascent Resources - Marcellus, LLC (g) (h)	34	—
Total Warrants (cost $8)		—
SHORT TERM INVESTMENTS 8.3%
Investment Companies 4.3%
T. Rowe Price Government Reserve Fund, 4.75% (i) (j)	23,373	23,373
Securities Lending Collateral 4.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (i) (j)	21,713	21,713
Total Short Term Investments (cost $45,086)		45,086
Total Investments 98.9% (cost $624,907)		538,562
Other Assets and Liabilities, Net 1.1%		5,841
Total Net Assets 100.0%		544,403

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $413,919 and 76.0% of the Fund.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	453,731	—	453,731
Senior Floating Rate Instruments	—	31,127	—	31,127
Preferred Stocks	7,449	—	—	7,449
Non-U.S. Government Agency Asset-Backed Securities	—	1,160	—	1,160
Common Stocks	—	—	9	9
Warrants	—	—	—	—
Short Term Investments	45,086	—	—	45,086
	52,535	486,018	9	538,562

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.5%
Financials 23.1%
American Express Company	290	47,915
Bank of America Corporation	3,530	100,972
Berkshire Hathaway Inc. - Class B (a)	435	134,346
Chubb Limited	278	53,955
Corebridge Financial, Inc.	652	10,448
East West Bancorp, Inc.	36	2,025
Fidelity National Information Services, Inc.	347	18,847
Fiserv, Inc. (a)	727	82,224
JPMorgan Chase & Co.	903	117,658
MetLife, Inc.	1,061	61,488
The Allstate Corporation	268	29,653
The Charles Schwab Corporation	15	791
The Goldman Sachs Group, Inc.	6	1,897
The Hartford Financial Services Group, Inc.	440	30,636
The PNC Financial Services Group, Inc.	365	46,392
The Progressive Corporation	527	75,403
The Travelers Companies, Inc.	444	76,137
U.S. Bancorp	1,295	46,674
Wells Fargo & Company	1,879	70,256
		1,007,717
Health Care 19.2%
AbbVie Inc.	213	33,957
AmerisourceBergen Corporation	485	77,733
Amgen Inc.	166	40,203
AstraZeneca PLC - ADR	673	46,727
Becton, Dickinson and Company	256	63,363
Danaher Corporation	159	40,194
Elevance Health, Inc.	328	150,926
GE HealthCare Technologies Inc. (a)	535	43,874
HCA Healthcare, Inc.	199	52,535
Humana Inc.	72	35,050
Johnson & Johnson	731	113,338
Merck & Co., Inc.	484	51,493
Regeneron Pharmaceuticals, Inc. (a)	15	11,914
Thermo Fisher Scientific Inc.	89	51,439
UnitedHealth Group Incorporated	54	25,481
		838,227
Industrials 12.1%
AMETEK, Inc.	241	35,002
Carrier Global Corporation	484	22,138
CSX Corporation	2,289	68,530
Cummins Inc.	7	1,786
Dover Corporation	64	9,679
Eaton Corporation Public Limited Company	414	70,879
General Electric Company	816	78,048
Honeywell International Inc.	206	39,438
Hubbell Incorporated	79	19,307
L3Harris Technologies, Inc.	326	63,879
Norfolk Southern Corporation	131	27,723
Northrop Grumman Corporation	41	18,719
Siemens Aktiengesellschaft - Class N	158	25,528
Union Pacific Corporation	247	49,812
		530,468
Consumer Staples 11.2%
Constellation Brands, Inc. - Class A	67	15,112
Dollar General Corporation	174	36,671
General Mills, Inc.	103	8,811
Keurig Dr Pepper Inc.	348	12,270
Kimberly-Clark Corporation	140	18,737
Kraft Foods Group, Inc.	1,196	46,268
Mondelez International, Inc. - Class A	1,203	83,884
PepsiCo, Inc.	208	37,846
Philip Morris International Inc.	1,105	107,440
The Coca-Cola Company	304	18,868
The Procter & Gamble Company	467	69,481
Walmart Inc.	215	31,730
		487,118
Information Technology 8.1%
Accenture Public Limited Company - Class A	62	17,720
Applied Materials, Inc.	248	30,413
Broadcom Inc.	117	75,060
KLA Corporation	55	21,877
Lam Research Corporation	95	50,520
Micron Technology, Inc.	595	35,884
Microsoft Corporation	111	32,016
NXP Semiconductors N.V.	114	21,295
TE Connectivity Ltd. (b)	157	20,525
Texas Instruments Incorporated	263	48,846
		354,156
Energy 6.0%
Chesapeake Energy Corporation	48	3,627
Chevron Corporation	494	80,632
Exxon Mobil Corporation	1,131	124,064
Kinder Morgan, Inc.	2,489	43,575
Range Resources Corporation	160	4,248
Southwestern Energy Company (a)	854	4,270
		260,416
Utilities 5.7%
Ameren Corporation	189	16,320
American Electric Power Company, Inc.	269	24,519
DTE Energy Company	114	12,469
Entergy Corporation	74	7,919
Evergy, Inc.	263	16,056
FirstEnergy Corp.	283	11,329
NextEra Energy, Inc.	94	7,253
Sempra Energy	194	29,343
The Southern Company	1,768	122,996
		248,204
Consumer Discretionary 5.5%
Best Buy Co., Inc.	162	12,648
Booking Holdings Inc. (a)	11	30,431
General Motors Company	495	18,146
McDonald's Corporation	208	58,108
Ross Stores, Inc.	133	14,149
Service Corporation International	204	14,059
The Home Depot, Inc.	136	40,166
The TJX Companies, Inc.	281	22,030
Ulta Beauty, Inc. (a)	57	31,103
		240,840
Communication Services 4.7%
Activision Blizzard, Inc.	260	22,279
Alphabet Inc. - Class C (a)	1,075	111,823
The Walt Disney Company (a)	296	29,608
T-Mobile USA, Inc. (a)	89	12,833
Verizon Communications Inc.	740	28,775
		205,318
Real Estate 2.2%
Equity Lifestyle Properties, Inc.	165	11,060
Life Storage Inc.	110	14,354
ProLogis Inc.	350	43,629
Public Storage	26	7,735
Weyerhaeuser Company	696	20,963
		97,741
Materials 1.7%
Eastman Chemical Company	52	4,369
Nutrien Ltd.	616	45,462
The Sherwin-Williams Company	116	26,099
		75,930
Total Common Stocks (cost $4,245,949)		4,346,135
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 4.48% (c) (d)	915	915
T. Rowe Price Government Reserve Fund, 4.75% (c) (d)	3,267	3,267
Total Short Term Investments (cost $4,182)		4,182
Total Investments 99.6% (cost $4,250,131)		4,350,317
Other Assets and Liabilities, Net 0.4%		18,448
Total Net Assets 100.0%		4,368,765

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/31/22	19,135	20,525	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,320,607	25,528	—	4,346,135
Short Term Investments	4,182	—	—	4,182
	4,324,789	25,528	—	4,350,317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 98.7%
China 69.7%
Acrobiosystems Co., Ltd. - Class A	6	101
Angel Yeast Co., Ltd. - Class A	38	232
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	14	174
Bondex Supply Chain Management Co., Ltd. - Class A	15	112
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	8	136
Eastroc Beverage(Group) Co., Ltd. - Class A	4	103
H World Group Limited - ADR	2	77
Hundsun Technologies Inc. - Class A	22	168
IRAY Technology Company Limited - Class A	1	63
Kanzhun Limited - ADR (b)	7	132
Kunshan Dongwei Technology Co., Ltd. - Class A	7	100
Kweichow Moutai Co., Ltd. - Class A	1	291
Li Ning Company Limited	42	334
Meituan - Class B (a) (b)	1	17
Ping An Insurance (Group) Co of China Ltd - Class H	34	224
Qingdao Haier Biomedical Co Ltd - Class A	17	167
Qingdao Hairong Commercial Cold Chain Co., Ltd. - Class A	35	136
Rianlon Corporation - Class A	11	74
Shandong Sinocera Functional Material Co., Ltd. - Class A	32	131
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	4	154
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	55	137
Shenzhen Xinyichang Technology Co., Ltd. - Class A	6	107
Shenzhou International Group Holdings Limited	27	284
Silergy Corp.	5	80
Tencent Holdings Limited	12	605
WuXi AppTec Co., Ltd. - Class H (a)	21	222
Xiamen Faratronic Co., Ltd. - Class A	7	144
Yadea Group Holdings Ltd (a)	52	134
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	49	206
ZTO Express (Cayman) Inc. - Class A - ADR	9	266
		5,111
Hong Kong 23.2%
AIA Group Limited	49	514
China Mengniu Dairy Company Limited	73	300
China Overseas Holdings Limited	275	335
Hong Kong Exchanges and Clearing Limited	4	174
Man Wah Holdings Limited	120	99
Techtronic Industries Company Limited	26	277
		1,699
Taiwan 5.8%
Airtac International Group	4	156
SIBON Electronics Co., Ltd.	24	270
		426
Total Common Stocks (cost $7,503)		7,236
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 4.48% (c) (d)	76	76
Total Short Term Investments (cost $76)		76
Total Investments 99.7% (cost $7,579)		7,312
Other Assets and Liabilities, Net 0.3%		24
Total Net Assets 100.0%		7,336

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	224	174	2.4
Meituan - Class B	04/26/22	23	17	0.3
WuXi AppTec Co., Ltd. - Class H	04/26/22	276	222	3.0
Yadea Group Holdings Ltd	11/08/22	100	134	1.8
		623	547	7.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	676	6,560	—	7,236
Short Term Investments	76	—	—	76
	752	6,560	—	7,312

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.7%
United Kingdom 14.2%
AON Public Limited Company - Class A	165	52,112
AstraZeneca PLC	312	43,174
BAE Systems PLC	2,065	25,053
Experian PLC	888	29,233
Ferguson PLC	203	27,006
Linde Public Limited Company	82	28,974
		205,552
Netherlands 9.4%
Adyen B.V. (a) (b)	35	55,728
ASM International N.V.	94	38,185
ASML Holding N.V. - ADR	61	41,267
		135,180
France 9.0%
LVMH Moet Hennessy Louis Vuitton	52	47,435
Pernod Ricard	152	34,391
Schneider Electric SE	289	48,258
		130,084
Canada 8.4%
Canadian Pacific Railway Limited (c)	843	64,888
Thomson Reuters Corporation	236	30,727
Waste Connections, Inc.	184	25,661
		121,276
United States of America 8.1%
EPAM Systems, Inc. (a)	87	25,985
Mettler-Toledo International Inc. (a)	21	32,200
ResMed Inc.	114	25,072
Steris Limited	177	33,888
		117,145
Switzerland 7.5%
Lonza Group AG	39	23,138
Nestle S.A. - Class N	338	41,131
Sika AG	157	44,124
		108,393
Denmark 7.4%
DSV A/S	196	37,784
Novo Nordisk A/S - Class B	434	68,739
		106,523
Australia 5.7%
Atlassian Corporation - Class A (a)	249	42,571
CSL Limited	206	39,842
		82,413
Japan 5.0%
Keyence Corporation	88	43,211
Lasertec Co., Ltd.	159	28,191
		71,402
Sweden 4.9%
Atlas Copco Aktiebolag - Class A	1,726	21,943
Evolution AB (publ) (b)	368	49,328
		71,271
Ireland 4.9%
Accenture Public Limited Company - Class A	108	30,776
Icon Public Limited Company (a)	188	40,075
		70,851
Italy 3.9%
Ferrari N.V.	210	56,778
India 2.5%
ICICI Bank Limited - ADR	1,689	36,448
Hong Kong 2.2%
AIA Group Limited	2,945	30,892
Bermuda 2.0%
Arch Capital Group Ltd. (a)	434	29,444
China 1.6%
Li Ning Company Limited	2,989	23,491
Total Common Stocks (cost $1,149,706)		1,397,143
SHORT TERM INVESTMENTS 5.2%
Investment Companies 3.3%
JNL Government Money Market Fund, 4.48% (d) (e)	47,916	47,916
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	26,445	26,445
Total Short Term Investments (cost $74,361)		74,361
Total Investments 101.9% (cost $1,224,067)		1,471,504
Other Assets and Liabilities, Net (1.9)%		(27,200)
Total Net Assets 100.0%		1,444,304

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/18/20	55,157	55,728	3.9
Evolution AB (publ)	04/06/21	51,795	49,328	3.4
		106,952	105,056	7.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	81,086	124,466	—	205,552
Netherlands	41,267	93,913	—	135,180
France	—	130,084	—	130,084
Canada	121,276	—	—	121,276
United States of America	117,145	—	—	117,145
Switzerland	—	108,393	—	108,393
Denmark	—	106,523	—	106,523
Australia	42,571	39,842	—	82,413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Japan	—	71,402	—	71,402
Sweden	—	71,271	—	71,271
Ireland	70,851	—	—	70,851
Italy	—	56,778	—	56,778
India	36,448	—	—	36,448
Hong Kong	—	30,892	—	30,892
Bermuda	29,444	—	—	29,444
China	—	23,491	—	23,491
Short Term Investments	74,361	—	—	74,361
	614,449	857,055	—	1,471,504

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 59.2%
Financials 26.7%
10X Capital Venture Acquisition Corp. II - Class A (a)	28	288
7 Acquisition Corporation - Class A (a)	42	438
A SPAC II Acquisition Corp (a)	13	134
AfterNext HealthTech Acquisition Corp. - Class A (a)	16	163
Ahren Acquisition Corp - Class A (a)	7	78
Alpha Healthcare Acquisition Corp. III - Class A (a)	7	71
Alpha Partners Technology Merger Corp. - Class A (a)	13	136
ALTC Acquisition Corp. - Class A (a)	28	282
Altenergy Acquisition Corp. (a)	4	40
AP Acquisition Corp - Class A (a)	11	119
Argo Group International Holdings, Ltd.	12	339
Arrowroot Acquisition Corp. - Class A (a)	13	131
ARYA Sciences Acquisition Corp IV - Class A (a)	3	28
Aura Fat Projects Acquisition Corp. (a)	13	132
Aurora Technology Acquisition Corp. - Class A (a)	20	203
B. Riley Principal 250 Merger Corp. - Class A (a)	20	208
Banner Acquisition Corp. - Class A (a)	34	346
Bannix Acquisition Corp. (a)	1	7
Battery Future Acquisition Corp. - Class A (a)	52	542
Bilander Acquisition Corp. - Class A (a)	13	133
Black Spade Acquisition Co - Class A (a)	1	7
Bleuacacia Ltd - Class A (a)	39	402
Blue Ocean Acquisition Corp. - Class A (a)	26	268
Bullpen Parlay Acquisition Company - Class A (a)	12	125
C5 Acquisition Corporation - Class A (a)	19	202
Cactus Acquisition Corp. 1 Ltd - Class A (a)	18	189
Canna-Global Acquisition Corp. - Class A (a)	4	38
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	2	23
Cartesian Growth Corporation II (a)	7	71
Cartica Acquisition Corp. - Class A (a)	26	269
Cetus Capital Acquisition Corp. - Class A (a)	6	57
Chenghe Acquisition Co - Class A (a)	6	58
Churchill Capital Corp VII - Class A (a)	66	671
CIIG Capital Partners II, Inc. - Class A (a)	20	207
Coliseum Acquisition Corp. - Class A (a)	8	78
Compass Digital Acquisition Corporation - Class A (a)	1	13
Concord Acquisition Corp. II - Class A (a)	13	136
Concord Acquisition Corp. III - Class A (a)	30	307
Consilium Acquisition Corp I Ltd - Class A (a)	23	235
Conyers Park III Acquisition Corp. - Class A (a)	13	134
Core Parenterals Limited - Class A (a)	16	166
Distoken Acquisition Corporation (a)	12	122
dMY Technology Group, Inc. VI - Class A (a)	14	144
DP Cap Acquisition Corp I - Class A (a)	10	106
EG Acquisition Corp. - Class A (a)	18	182
Elliott Opportunity II Corp. (a)	2	25
Elliott Opportunity II Corp. - Class A (a)	79	806
Embrace Change Acquisition Corp. (a)	7	69
Enphys Acquisition Corp. - Class A (a)	33	338
Enterprise 4.0 Technology Acquisition Corp. - Class A (a)	6	64
ExcelFin Acquisition Corp. - Class A (a)	32	333
Fat Projects Acquisition Corp - Class A (a)	14	148
Fidelity National Information Services, Inc. (b)	20	1,081
Fifth Wall Acquisition Corp. III - Class A (a)	16	164
Financing of Infrastructural Projects State Enterprise - Class A (a)	43	446
First Horizon Corporation (b)	215	3,830
Focus Financial Partners Inc. - Class A (a) (b)	5	245
Focus Impact Acquisition Corp. - Class A (a)	8	86
Forbion European Acquisition Corp. - Class A (a)	10	109
Freedom Acquisition I Corp. - Class A (a)	15	153
FTAC Zeus Acquisition Corp. - Class A (a)	52	535
Fusion Acquisition Corp. II - Class A (a)	10	101
G Squared Ascend II, Inc. - Class A (a)	7	70
Global System Dynamics, Inc. - Class A (a)	19	201
Global Technology Acquisition Corp. I - Class A (a)	26	274
Goal Acquisitions Corp. (a)	60	613
Gores Holdings IX, Inc. - Class A (a)	34	342
Green Visor Financial Technology Acquisition Corp. I - Class A (a)	50	530
GSR II Meteora Acquisition Corp. - Class A (a)	18	184
Hainan Manaslu Acquisition Corp. (a)	28	290
HCM Acquisition Corp - Class A (a)	34	361
Healthcare AI Acquisition Corp. - Class A (a)	25	267
Heliogen, Inc. - Class A (a)	10	108
HH&L Acquisition Co. - Class A (a)	26	272
Home Plate Acquisition Corporation - Class A (a)	11	112
Iconic Sports Acquisition Corp. - Class A (a)	11	115
Inception Growth Acquisition Limited (a)	15	155
Infinite Acquisition Corp. (a)	3	33
Infinite Acquisition Corp. - Class A (a)	26	268
InFinT Acquisition Corporation - Class A (a)	5	54
Insight Acquisition Corp. - Class A (a)	6	57
Integral Acquisition Corporation 1 - Class A (a)	4	40
Investcorp Europe Acquisition Corp I - Class A (a)	38	402
Investcorp India Acquisition Corp. - Class A (a)	41	430
Jaws Hurricane Acquisition Corp - Class A (a)	30	307
Jaws Juggernaut Acquisition Corp. (a)	9	89
Jaws Juggernaut Acquisition Corp. - Class A (a)	21	211
Juniper II Corp. - Class A (a)	28	292
Jupiter Wellness Acquisition Corp. - Class A (a)	6	61
Kensington Capital Acquisition Corp. V - Class A (a)	25	258
Kernel Group Holdings, Inc. - Class A (a)	13	133
Khosla Ventures Acquisition Co. - Class A (a)	13	134
Kimbell Tiger Acquisition Corporation - Class A (a)	9	90
L Catterton Asia Acquisition Corp - Class A (a)	2	20
LAVA Medtech Acquisition Corp. - Class A (a)	6	67
Learn CW Investment Corp - Class A (a)	27	280
Live Oak Crestview Climate Acquisition Corp. (a)	13	131
M3-Brigade Acquisition II Corp. (a)	8	76
M3-Brigade Acquisition III Corp. - Class A (a)	14	146
Magnum Opus Acquisition Limited - Class A (a)	12	121
MarketWise, Inc. - Class A (a)	5	9
Mars Acquisition Corp. (a)	7	72
MELI Kaszek Pioneer Corp - Class A (a)	17	171
Metals Acquisition Corp. - Class A (a)	31	322
Motive Capital Corp II - Class A (a)	32	337
Mountain & Co. I Acquisition Corp. - Class A (a)	20	213
Nabors Energy Transition Corp. - Class A (a)	19	201
Newbury Street Acquisition Corporation (a)	25	257
Northern Star Investment Corp. IV - Class A (a)	27	272
Orion Biotech Opportunities Corp. - Class A (a)	26	266
Panacea Acquisition Corp. II - Class A (a)	8	85
Papaya Growth Opportunity Corp. I - Class A (a)	21	217
Perception Capital Corp II - Class A (a)	24	256
Plum Acquisition Corp. I - Class A (a)	21	220
Pono Capital Two, Inc. - Class A (a)	13	134
Pontem Corp - Class A (a)	134	1,380
Post Holdings Partnering Corporation - Series A (a)	19	197
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	1	14
PowerUp Acquisition Corp. - Class A (a)	21	223
PROOF Acquisition Corp I - Class A (a)	10	105
Pyrophyte Acquisition Corp. - Class A (a)	5	53
Quadro Acquisition One Corp. - Class A (a)	2	22
Rigel Resource Acquisition Corp. - Class A (a)	28	295
ROC Energy Acquisition Corp. (a)	26	268
Ross Acquisition Corp. II - Class A (a)	16	161
Roth CH Acquisition V Co. (a)	2	22
Screaming Eagle Acquisition Corp. - Class A (a)	51	514
SilverSPAC Inc. - Class A (a)	16	168
Slam Corp. - Class A (a)	45	464
Social Capital Suvretta Holdings Corp. II - Class A (a)	29	299
Social Capital Suvretta Holdings Corp. IV - Class A (a)	27	271
Sound Point Acquisition Corp I, Ltd - Class A (a)	12	127
Spree Acquisition Corp. 1 Limited - Class A (a)	22	234
Spring Valley Acquisition Corp. II (a)	3	29
Spring Valley Acquisition Corp. II - Class A (a)	3	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Talon 1 Acquisition Corp. - Class A (a)	20	206
Target Global Acquisition I Corp. - Class A (a)	11	119
TCV Acquisition Corp. - Class A (a)	35	354
TenX Keane Acquisition (a)	8	80
Thunder Bridge Capital Partners IV, Inc. - Class A (a)	17	173
Tio Tech A - Class A (a)	42	427
TMT Acquisition Corp (a)	8	84
TortoiseEcofin Acquisition Corp. III - Class A (a)	21	211
Trine II Acquisition Corp. - Class A (a)	3	28
Tristar Acquisition I Corp. - Class A (a)	34	351
Twin Ridge Capital Acquisition Corp. - Class A (a)	17	170
Valor Latitude Acquisition Corp. - Class A (a)	25	252
Valuence Merger Corp. I - Class A (a)	1	14
Viscogliosi Brothers Acquisition Corp. (a)	4	39
Waverley Capital Acquisition Corp. 1 - Class A (a)	27	278
XPAC Acquisition Corp. - Class A (a)	24	241
		35,090
Industrials 8.2%
Aerojet Rocketdyne Holdings, Inc. (a)	49	2,737
Emerson Electric Co. (b)	38	3,276
Griffon Corporation (b)	75	2,417
Univar Solutions Inc. (a)	66	2,300
		10,730
Health Care 6.6%
Baxter International Inc. (b)	57	2,332
Horizon Therapeutics Public Limited Company (a) (b)	28	3,037
NuVasive, Inc. (a)	1	43
Oak Street Health, Inc. (a) (b)	59	2,292
Q-Si Operations Inc. - Class A (a)	25	43
Seagen Inc. (a) (b)	5	930
		8,677
Information Technology 5.7%
E2Open Parent Holdings, Inc. (a)	24	250
National Instruments Corporation (b)	28	1,451
Rogers Corporation (a) (b)	3	572
Silicon Motion, Inc. - ADR	8	516
Sumo Logic, Inc. (a)	9	112
Tower Semiconductor Ltd. (a)	12	514
VMware, Inc. - Class A (a)	33	4,078
		7,493
Communication Services 4.2%
Activision Blizzard, Inc. (b)	49	4,238
Shaw Communications Inc. - Class B	40	1,211
		5,449
Energy 2.9%
Andretti Acquisition Corp. - Class A (a)	14	150
DCP Midstream, LP	81	3,368
Euronav	10	166
Ranger Oil Corporation - Class A	3	130
		3,814
Consumer Staples 2.6%
Kellogg Company (b)	50	3,368
TPCO Holding Corp. - Class A (a) (c)	9	1
		3,369
Materials 2.3%
Vale S.A. - ADR (b)	39	617
Valvoline, Inc. (b)	25	890
Yamana Gold Inc.	266	1,557
		3,064
Consumer Discretionary 0.0%
Capri Listco - Class A (a)	1	2
Total Common Stocks (cost $77,990)		77,688
CORPORATE BONDS AND NOTES 22.3%
Communication Services 8.1%
Cengage Learning, Inc.
9.50%, 06/15/24 (d)	2,629	2,540
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d)	1,024	730
Connect Finco SARL
6.75%, 10/01/26 (d)	1,176	1,106
Getty Images, Inc.
9.75%, 03/01/27 (d)	2,557	2,554
Lagardere SCA
2.13%, 10/16/26, EUR (e)	500	527
1.75%, 10/07/27, EUR (e)	500	526
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (d) (f)	1,775	1,737
TEGNA Inc.
4.63%, 03/15/28	519	455
5.00%, 09/15/29	545	471
		10,646
Consumer Discretionary 3.9%
Aramark Services, Inc.
5.00%, 04/01/25 (d)	359	354
6.38%, 05/01/25 (d)	2,382	2,397
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	1,365	747
Grubhub Holdings Inc.
5.50%, 07/01/27 (d)	491	370
Scientific Games International, Inc.
7.00%, 05/15/28 (d)	1,247	1,235
		5,103
Industrials 2.4%
IEA Energy Services LLC
6.63%, 08/15/29 (d)	1,184	1,128
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (d)	1,304	1,204
Seaspan Corporation
6.50%, 04/29/26	200	201
Univar Solutions USA Inc.
5.13%, 12/01/27 (d)	661	662
		3,195
Energy 2.1%
CONSOL Energy Inc.
11.00%, 11/15/25 (d)	662	675
Penn Virginia Holdings, LLC
9.25%, 08/15/26 (d)	843	889
Valaris Limited
8.25%, 04/30/28 (d) (g)	1,177	1,196
		2,760
Consumer Staples 1.9%
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (d)	359	359
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	1,068
Vector Group Ltd.
10.50%, 11/01/26 (d)	1,025	1,031
		2,458
Health Care 1.6%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (d)	1,040	884
Oak Street Health, Inc.
0.00%, 03/15/26 (f) (h)	1,302	1,276
		2,160
Information Technology 1.0%
NCR Corporation
6.13%, 09/01/29 (d)	189	186
ViaSat, Inc.
5.63%, 04/15/27 (d)	1,168	1,097
		1,283
Financials 1.0%
MoneyGram International, Inc.
5.38%, 08/01/26 (d)	1,254	1,256
Materials 0.3%
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	384	374
Total Corporate Bonds And Notes (cost $30,998)		29,235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Communication Services 2.4%
Maxar Technologies Ltd.
2022 Term Loan B, 8.97%, (1 Month Term SOFR + 4.25%), 06/09/29 (i)	2,189	2,188
Syniverse Holdings, Inc.
2022 Term Loan, 11.58%, (3 Month Term SOFR + 7.00%), 05/06/27 (i)	1,094	964
		3,152
Consumer Staples 0.8%
Diamond (BC) B.V.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/14/28 (i) (j)	1,091	1,086
Industrials 0.8%
Verscend Holding Corp.
2021 Term Loan B, 8.63%, (1 Month USD LIBOR + 4.00%), 08/27/25 (i)	987	985
Health Care 0.6%
Mallinckrodt International Finance S.A.
2022 USD Term Loan, 9.98%, (1 Month USD LIBOR + 5.25%), 09/30/27 (g) (i)	1,116	802
Utilities 0.3%
Talen Energy Supply, LLC
Term Loan, 0.00%, (SOFR + 4.75%), 11/11/23 (i) (j)	390	390
Real Estate 0.0%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (i) (k) (l)	196	2
Total Senior Floating Rate Instruments (cost $6,820)		6,417
OTHER EQUITY INTERESTS 2.3%
Altaba Inc. (a) (c) (m)	1,301	3,037
Pershing Square Tontine Holdings, Ltd. (a) (c) (m)	16	2
Total Other Equity Interests (cost $11,364)		3,039
PREFERRED STOCKS 0.7%
Financials 0.4%
Federal Home Loan Mortgage Corporation - Series Z, 8.99%, (25, 10/15/27) (a) (n)	378	601
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26	12	210
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26	4	78
Total Preferred Stocks (cost $1,151)		889
INVESTMENT COMPANIES 0.7%
Ares Dynamic Credit Allocation Fund, Inc.	2	30
BlackRock Debt Strategies Fund, Inc.	4	34
First Trust Senior Floating Rate Income Fund II	3	33
Franklin Universal Trust	40	282
Nuveen Credit Strategies Income Fund	64	328
Nuveen New York AMT-Free Quality Municipal Income Fund	11	122
Saba Capital Income & Opportunities Fund	4	35
Total Investment Companies (cost $1,056)		864
RIGHTS 0.2%
Akouos, Inc. (a) (c)	11	8
Bristol-Myers Squibb Company (a) (c)	92	92
Pan American Silver Corp. (a)	429	236
Total Rights (cost $606)		336
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	361	334
Total Non-U.S. Government Agency Asset-Backed Securities (cost $336)		334
WARRANTS 0.1%
26 Capital Acquisition Corp. (a)	11	—
Achari Ventures Holdings Corp. I (a)	30	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	120	—
Altimar Acquisition Corp. III (a)	1	—
Amprius Technologies, Inc. (a)	10	5
Arrowroot Acquisition Corp. (a)	16	2
Athena Consumer Acquisition Corp. (a)	1	—
biote Corp. (a)	3	1
Bridger Aerospace Group Holdings Inc (a)	12	2
Buzzfeed, Inc. (a)	7	1
BYTE Acquisition Corp. (a)	102	10
Capri Listco (a) (c)	14	—
CF Acquisition Corp. VIII (a)	6	—
CIIG Capital Partners II, Inc. (a)	5	1
Compute Health Acquisition Corp. (a)	9	4
Corner Growth Acquisition Corp. (a)	4	—
ECARX Holdings Inc. (a)	12	2
Embark Technology, Inc. (a)	9	—
Enterprise 4.0 Technology Acquisition Corp. (a)	2	—
ESGEN Acquisition Corp (a)	2	—
ExcelFin Acquisition Corp. (a)	2	—
Foxo Technologies Inc. (a)	11	—
Freightos Ltd (a)	2	—
Fusion Acquisition Corp. II (a)	2	—
G Squared Ascend II, Inc. (a)	2	—
Getaround, Inc. (a)	5	—
Ginkgo Bioworks Holdings, Inc. (a)	5	1
Global Blockchain Acquisition Corp. (a)	23	1
Goal Acquisitions Corp. (a)	119	4
Golden Falcon Acquisition Corp. (a)	29	7
Grove Collaborative Holdings, Inc. (a)	5	—
International Media Acquisition Corp. (a)	19	1
Kaixin Auto Holdings (a)	123	1
Kensington Capital Acquisition Corp. V (a)	19	5
KLDiscovery (a)	78	3
Moneylion Technologies Inc. (a)	34	2
Motive Capital Corp II (a)	11	2
Movella Holdings Inc. (a)	5	1
Near Intelligence, Inc. (a)	10	1
NewAmsterdam Pharma Company N.V. (a)	7	12
Newbury Street Acquisition Corporation (a)	13	1
Pear Therapeutics (US), Inc. (a)	16	—
Phoenix Biotech Acquisition Corp. (a)	2	—
Plum Acquisition Corp. I (a)	5	1
Pontem Corp (a)	22	4
PROOF Acquisition Corp I (a)	5	—
Prospector Capital Corp. (a)	37	4
Pyrophyte Acquisition Corp. (a)	3	—
Q-Si Operations Inc. (a)	13	2
Reebonz Holding Limited (a) (c)	51	—
RMG Acquisition Corp. III (a)	9	1
Screaming Eagle Acquisition Corp. (a)	8	2
Semper Paratus Acquisition Corp. (a)	3	—
Senior Connect Acquisition Corp. I (a)	12	—
Slam Corp. (a)	3	1
Talkspace, Inc. (a)	18	2
Target Global Acquisition I Corp. (a)	4	1
Thunder Bridge Capital Partners III, Inc. (a)	10	1
Whole Earth Brands, Inc. (a)	43	4
Total Warrants (cost $608)		94
SHORT TERM INVESTMENTS 6.2%
Investment Companies 6.2%
JNL Government Money Market Fund, 4.48% (o) (p)	8,084	8,084
Total Short Term Investments (cost $8,084)		8,084
Total Investments 96.8% (cost $139,013)		126,980
Total Securities Sold Short (4.0)% (proceeds $4,468)		(5,231)
Total Purchased Options 0.3% (cost $401)		336
Other Derivative Instruments (1.3)%		(1,705)
Other Assets and Liabilities, Net 8.2%		10,804
Total Net Assets 100.0%		131,184

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $24,711 and 18.8% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (4.0%)
COMMON STOCKS (3.5%)
Information Technology (2.1%)
Broadcom Inc.	(4)	(2,641)
MaxLinear, Inc.	(3)	(109)
		(2,750)
Materials (1.0%)
Agnico Eagle Mines Limited	(10)	(510)
Pan American Silver Corp.	(43)	(774)
		(1,284)
Industrials (0.2%)
Frontline PLC	(18)	(299)
Financials (0.1%)
AON Public Limited Company - Class A	(1)	(160)
Energy (0.1%)
Baytex Energy Corp.	(24)	(89)
Health Care (0.0%)
Globus Medical, Inc. - Class A	(1)	(45)
Total Common Stocks (proceeds $3,839)		(4,627)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
U.S. Treasury Note (0.5%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(604)
Total Government And Agency Obligations (proceeds $629)		(604)
Total Securities Sold Short (4.0%) (proceeds $4,468)		(5,231)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Lagardere SCA, 2.13%, 10/16/26	02/03/23	525	527	0.4
Lagardere SCA, 1.75%, 10/07/27	02/02/23	528	526	0.4
		1,053	1,053	0.8

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Baxter International Inc.	Put	40.00	05/19/23	280	54
Baxter International Inc.	Put	35.00	05/19/23	131	7
Baxter International Inc.	Put	30.00	05/19/23	164	2
Emerson Electric Co.	Put	70.00	04/21/23	81	1
Emerson Electric Co.	Put	70.00	06/16/23	295	14
Fidelity National Information Services, Inc.	Put	60.00	04/21/23	96	55
Fidelity National Information Services, Inc.	Put	55.00	04/21/23	103	21
Griffon Corporation	Put	32.00	04/21/23	398	73
Griffon Corporation	Put	31.00	04/21/23	178	25
Kellogg Company	Put	57.50	04/21/23	103	2
Kellogg Company	Put	60.00	06/16/23	400	20
SPDR S&P 500 ETF Trust	Put	390.00	04/21/23	66	10
SPDR S&P Regional Banking ETF	Put	43.00	05/19/23	76	18
Vale S.A.	Put	15.00	04/21/23	782	18
Vale S.A.	Put	13.00	05/19/23	391	5
					325

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	124.00	05/19/23	45	4
Siemens Aktiengesellschaft	JPM	Put	EUR	122.00	05/19/23	84	7
							11

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Activision Blizzard, Inc.	Call	72.50	04/21/23	376	(480)
Activision Blizzard, Inc.	Call	75.00	05/19/23	119	(131)
Baxter International Inc.	Call	47.50	05/19/23	266	(9)
Baxter International Inc.	Call	45.00	05/19/23	145	(11)
Baxter International Inc.	Call	37.50	05/19/23	164	(71)
Emerson Electric Co.	Call	77.50	04/21/23	81	(81)
Emerson Electric Co.	Call	77.50	06/16/23	295	(327)
Fidelity National Information Services, Inc.	Call	65.00	04/21/23	96	(1)
Fidelity National Information Services, Inc.	Call	60.00	04/21/23	103	(3)
First Horizon Corporation	Call	20.00	04/21/23	1	—
Focus Financial Partners Inc.	Call	55.00	04/21/23	26	—
Griffon Corporation	Call	37.00	04/21/23	400	(28)
Griffon Corporation	Call	36.00	04/21/23	178	(15)
Horizon Therapeutics Public Limited Company	Call	120.00	05/19/23	14	—
Kellogg Company	Call	62.50	04/21/23	103	(53)
Kellogg Company	Call	65.00	06/16/23	400	(146)
National Instruments Corporation	Call	50.00	04/21/23	226	(69)
Oak Street Health, Inc.	Call	36.00	04/21/23	36	(10)
Oak Street Health, Inc.	Call	35.00	04/21/23	30	(10)
Rogers Corporation	Call	150.00	04/21/23	35	(48)
Seagen Inc.	Call	200.00	04/21/23	13	(5)
SPDR S&P 500 ETF Trust	Call	407.00	04/21/23	18	(16)
SPDR S&P 500 ETF Trust	Put	375.00	04/21/23	44	(3)
SPDR S&P Regional Banking ETF	Put	38.00	05/19/23	76	(8)
TEGNA Inc.	Call	16.00	05/19/23	14	(2)
Vale S.A.	Call	15.00	05/19/23	391	(53)
Vale S.A.	Put	16.00	04/21/23	782	(48)
Valvoline, Inc.	Call	35.00	04/21/23	165	(14)
					(1,642)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	134.00	05/19/23	45	(86)
Siemens Aktiengesellschaft	JPM	Call	EUR	132.00	05/19/23	84	(176)
							(262)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	JPM	04/13/23	CAD	1,903	1,408	1
EUR/USD	JPM	04/17/23	EUR	216	234	5
USD/AUD	GSC	04/27/23	AUD	(374)	(250)	(2)
USD/AUD	GSC	04/27/23	AUD	(15)	(10)	—
USD/AUD	GSC	12/05/23	AUD	(256)	(173)	(2)
USD/AUD	GSC	12/05/23	AUD	(591)	(398)	—
USD/CAD	JPM	04/13/23	CAD	(4,049)	(2,996)	(43)
USD/EUR	JPM	04/13/23	EUR	(459)	(499)	(4)
USD/EUR	JPM	04/17/23	EUR	(216)	(234)	(2)
USD/EUR	GSC	05/24/23	EUR	(603)	(656)	(17)
USD/EUR	JPM	05/24/23	EUR	(1,109)	(1,206)	(22)
USD/EUR	GSC	05/30/23	EUR	(363)	(394)	(7)
USD/EUR	GSC	05/30/23	EUR	(33)	(36)	—
USD/EUR	JPM	09/13/23	EUR	(346)	(379)	1
USD/EUR	JPM	09/20/23	EUR	(400)	(437)	(5)
USD/EUR	JPM	09/20/23	EUR	(600)	(657)	4
USD/EUR	GSC	10/04/23	EUR	(175)	(192)	(2)
USD/GBP	JPM	05/25/23	GBP	(366)	(452)	(4)
USD/JPY	JPM	04/14/23	JPY	(18,155)	(137)	1
					(7,464)	(98)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc. (MT)‡	OBFR +0.00% (M)	BOA	12/22/23 ††	—	—	3
Bristol-Myers Squibb Company (MT)‡	1M LIBOR +0.00% (Q)	BOA	12/20/23 ††	—	—	38
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	08/02/23 ††	27	—	(1)
Capri Listco (MT)	OBFR +0.75% (M)	BOA	02/10/24 ††	8	—	(5)
Shaw Communications Inc. (MT)	OBFR +0.75% (Q)	BOA	02/09/24 ††	356	—	8
TEGNA Inc. (MT)	OBFR +0.75% (Q)	BOA	02/28/24 ††	229	—	(60)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	01/17/24 ††	456	—	17
Electricite de France (MT)	OBFR +0.61% (Q)	GSC	07/20/23 ††	417	—	8
Euronav (MT)	OBFR +0.61% (Q)	GSC	09/12/23 ††	181	—	(24)
Horizon Therapeutics Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	3,439	—	3
MoneyGram International, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/28/23 ††	631	—	1
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	03/17/24 ††	971	—	21
OZ Minerals Limited (MT)	OBFR +0.61% (Q)	GSC	03/08/24 ††	255	—	3
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/23 ††	82	—	1
Siemens Aktiengesellschaft (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	665	—	62
Willis Towers Watson Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	05/16/23 ††	220	—	34
Aareal Bank AG (MT)	OBFR +0.55% (Q)	JPM	01/22/24 ††	480	—	(25)
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	02/03/24 ††	231	—	(6)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	08/17/23 ††	418	—	(66)
Invesco Senior Income Trust (MT)	OBFR +0.80% (Q)	JPM	01/31/24 ††	83	—	(6)
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,089	—	36
Siemens Aktiengesellschaft (MT)	OBFR +0.55% (Q)	JPM	03/20/24 ††	1,221	—	136
SLM Corporation (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,579	—	119
Telenet Group Holding (MT)	OBFR +0.61% (Q)	JPM	03/27/24 ††	178	—	3
Toshiba Corporation (MT)	OBFR +0.55% (Q)	JPM	04/20/23 ††	135	—	(31)
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	08/19/23 ††	360	—	76
					—	345
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	03/24/24 ††	(354)	—	(34)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Frontline PLC (MT)	OBFR -2.50% (M)	GSC	01/03/24 ††	(58)	—	(15)
Novozymes A/S (MT)	OBFR -0.35% (Q)	GSC	01/17/24 ††	(489)	—	1
					—	(48)

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	77,687	—	1	77,688
Corporate Bonds And Notes	—	29,235	—	29,235
Senior Floating Rate Instruments	—	6,417	—	6,417
Other Equity Interests	—	—	3,039	3,039
Preferred Stocks	889	—	—	889
Investment Companies	864	—	—	864
Rights	236	—	100	336
Non-U.S. Government Agency Asset-Backed Securities	—	334	—	334
Warrants	94	—	—	94
Short Term Investments	8,084	—	—	8,084
	87,854	35,986	3,140	126,980
Liabilities - Securities
Common Stocks	(4,627)	—	—	(4,627)
Government And Agency Obligations	—	(604)	—	(604)
	(4,627)	(604)	—	(5,231)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	325	—	—	325
OTC Purchased Options	—	11	—	11
Open Forward Foreign Currency Contracts	—	12	—	12
OTC Total Return Swap Agreements	—	529	41	570
	325	552	41	918
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,642)	—	—	(1,642)
OTC Written Options	—	(262)	—	(262)
Open Forward Foreign Currency Contracts	—	(110)	—	(110)
OTC Total Return Swap Agreements	—	(273)	—	(273)
	(1,642)	(645)	—	(2,287)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 63.2%
United States of America 28.2%
AbbVie Inc.
4.85%, 06/15/44	1,370	1,312
Allied Universal Holdco LLC
6.00%, 06/01/29 (a)	1,000	745
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,474
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (b)	1,090	922
American Express Company
3.55%, (100, 09/15/26) (b) (c)	1,320	1,115
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,368
Bank of America Corporation
4.08%, 03/20/51	2,840	2,331
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	470	351
CCO Holdings, LLC
4.50%, 05/01/32	5,000	4,085
Centene Corporation
4.63%, 12/15/29	1,920	1,807
Charter Communications Operating, LLC
3.50%, 06/01/41	670	460
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	846
Cigna Corporation
4.80%, 08/15/38	510	494
Comcast Corporation
2.94%, 11/01/56	2,200	1,463
Continental Resources, Inc.
4.90%, 06/01/44	3,280	2,530
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,104
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,677
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,570	2,638
7.38%, 01/15/26 (b)	2,170	2,259
Devon Energy Corporation
5.85%, 12/15/25	870	884
5.00%, 06/15/45	470	418
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	3,000	2,717
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,255
Diversified Healthcare Trust
9.75%, 06/15/25	870	842
Energy Transfer LP
2.90%, 05/15/25	3,140	2,993
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,324
EQT Corporation
5.00%, 01/15/29	2,620	2,489
Exxon Mobil Corporation
4.33%, 03/19/50	470	435
Ford Motor Company
3.25%, 02/12/32	2,000	1,566
Ford Motor Credit Company LLC
2.75%, 06/14/24, GBP	2,330	2,730
Freeport-McMoRan Inc.
5.45%, 03/15/43	2,870	2,686
General Dynamics Corporation
4.25%, 04/01/50	700	655
General Motors Company
6.13%, 10/01/25	450	458
JPMorgan Chase & Co.
6.13%, (100, 04/30/24) (c)	3,200	3,126
3.33%, 04/22/52	1,270	932
Kraft Heinz Foods Company
5.20%, 07/15/45	620	603
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	1,000	818
Match Group Holdings II, LLC
5.00%, 12/15/27 (a)	2,380	2,252
McDonald's Corporation
4.20%, 04/01/50	350	308
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,257
5.60%, 03/24/51	400	421
Netflix, Inc.
4.88%, 06/15/30 (a)	2,580	2,573
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,115
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	906
Radiology Partners, Inc.
9.25%, 02/01/28 (a)	760	420
Range Resources Corporation
4.75%, 02/15/30 (a) (b)	4,000	3,648
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,580
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	348
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,819
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	2,353
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,434
Targa Resources Partners LP
5.50%, 03/01/30	1,900	1,854
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	4,000	3,458
The Boeing Company
3.75%, 02/01/50	410	310
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	640	504
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (c)	1,340	1,095
5.73%, (3 Month USD LIBOR + 0.77%), (100, 05/15/23) (c) (d)	540	409
The Williams Companies, Inc.
7.50%, 01/15/31	700	782
5.75%, 06/24/44	2,200	2,170
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,387
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,306
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,451
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	861
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,648
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	220	196
5.05%, 03/15/42 (a)	500	418
5.14%, 03/15/52 (a)	740	600
Wells Fargo & Company
5.88%, (100, 06/15/25) (c)	1,510	1,489
4.61%, 04/25/53	940	834
Western Midstream Operating, LP
3.95%, 06/01/25	710	682
5.50%, 08/15/48	500	431
5.50%, 02/01/50 (e) (f)	3,070	2,608
		111,839
Netherlands 4.8%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	2,000	1,579
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,255
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (g)	1,200	1,051
3.65%, 04/06/28 (a)	500	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Enel Finance International N.V.
6.80%, 10/14/25 (a)	2,040	2,114
IPD 3 B.V.
5.50%, 12/01/25, EUR (g)	1,100	1,169
Petrobras Global Finance B.V.
6.25%, 03/17/24	3,170	3,176
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,764
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	494
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	365	361
8.13%, 09/15/31 (b)	520	546
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,156
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,341
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	990
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,632
		19,098
United Kingdom 4.4%
888 Acquisitions Limited
7.56%, 07/15/27, EUR (a)	1,270	1,166
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	1,072
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	1,925
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (h)	2,800	2,576
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,564
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (h)	1,060	963
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	1,050	1,211
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	1,122
Victoria P.L.C.
3.63%, 08/24/26, EUR (b) (g)	1,310	1,141
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,060
Whitbread PLC
2.38%, 05/31/27, GBP (g)	2,340	2,490
		17,290
Canada 2.8%
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,000	998
6.88%, 10/15/27 (a)	2,000	1,935
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,400
MEG Energy Corp.
7.13%, 02/01/27 (a)	3,700	3,782
Open Text Corporation
3.88%, 02/15/28 (a)	510	455
4.13%, 02/15/30 (a)	1,000	858
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	2,000	1,861
		11,289
Brazil 2.4%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,789
Braskem America Finance Company
7.13%, 07/22/41 (g)	2,760	2,491
MercadoLibre S.R.L
3.13%, 01/14/31	2,280	1,795
Suzano Austria GmbH
5.75%, 07/14/26 (a)	1,770	1,776
Vale Overseas Ltd
6.25%, 08/10/26	1,770	1,835
		9,686
France 2.4%
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,467
BNP Paribas
7.38%, (100, 08/19/25) (c) (g) (h)	2,730	2,573
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (g) (h)	2,090	2,346
Goldstory
5.38%, 03/01/26, EUR (b) (g)	980	973
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,142
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,145
		9,646
Peru 2.4%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	772
Southern Copper Corporation
5.25%, 11/08/42	4,470	4,297
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	4,770	4,555
		9,624
Germany 1.7%
Allianz SE
3.20%, (100, 10/30/27) (c) (g)	5,000	3,539
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	888
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	1,170	1,180
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,156
		6,763
Mexico 1.5%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	2,980	2,564
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	3,940	3,406
		5,970
Switzerland 1.3%
Credit Suisse Group AG
6.37%, 07/15/26 (a) (h)	2,150	2,086
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (c) (g)	3,200	3,018
		5,104
Ireland 1.1%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	595
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	3,700	3,671
		4,266
Kazakhstan 1.0%
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,313
National Company KazMunayGaz JSC
5.38%, 04/24/30 (a)	980	872
3.50%, 04/14/33 (a)	1,130	849
		4,034
Luxembourg 0.9%
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,447
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	2,025
		3,472
United Arab Emirates 0.8%
DP World Limited
5.63%, 09/25/48 (a)	3,240	3,129
Morocco 0.8%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Sweden 0.7%
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	914
Samhallsbyggnadsbolaget i Norden AB
2.62%, (100, 01/30/25), EUR (c) (g)	1,320	526
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,443
		2,883
Italy 0.7%
International Design Group S.p.A.
6.90%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (d) (g)	1,110	1,170
Telecom Italia SPA
2.38%, 10/12/27, EUR (g)	1,750	1,635
		2,805
Virgin Islands (British) 0.7%
Central American Bottling Corporation
5.25%, 04/27/29 (a)	2,980	2,760
Spain 0.6%
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,208
Via Celere Desarrollos Inmobiliarios SA.
5.25%, 04/01/26, EUR (g)	1,380	1,350
		2,558
Argentina 0.6%
YPF S.A.
8.50%, 07/28/25 (a)	2,780	2,423
Jersey 0.6%
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,349
Austria 0.6%
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,337
Israel 0.5%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	1,991
Belgium 0.4%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	1,280	1,373
Panama 0.3%
Carnival Corporation
10.50%, 06/01/30 (a) (b)	1,140	1,095
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (g) (h)	1,100	1,090
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,043
Macau 0.2%
Sands China Ltd.
3.35%, 03/08/29 (e) (f)	1,170	975
Bermuda 0.2%
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	902
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22, EUR (a) (i) (j) (k) (l)	4,042	—
Total Corporate Bonds And Notes (cost $266,015)		250,918
GOVERNMENT AND AGENCY OBLIGATIONS 24.0%
United States of America 9.6%
Federal Home Loan Mortgage Corporation
Series 2021-B1-DNA7, REMIC, 8.13%, (SOFR 30-Day Average + 3.65%), 11/25/41 (d)	1,010	956
Series 2020-B1-DNA2, REMIC, 7.35%, (1 Month USD LIBOR + 2.50%), 02/25/50 (d)	750	712
Series 2020-B1-DNA5, REMIC, 9.36%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	948
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	649	636
Treasury, United States Department of
2.63%, 12/31/25	15,589	15,085
1.63%, 02/15/26	8,430	7,927
2.88%, 05/15/32	8,500	8,088
4.13%, 11/15/32	1,970	2,070
4.00%, 11/15/42	800	821
3.00%, 08/15/52	750	659
		37,902
Mexico 3.8%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,879
10.00%, 12/05/24, MXN	13,340	736
7.50%, 06/03/27, MXN	235,910	12,425
		15,040
Indonesia 3.6%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	217,830,000	14,211
South Africa 1.8%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	111,690	3,948
5.75%, 09/30/49	4,030	2,957
		6,905
Poland 1.5%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	5,918
Brazil 1.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25, BRL	23,220	4,444
Egypt 0.5%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,065
Argentina 0.5%
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (a) (e)	2,760	911
Ministerio De Gobierno
6.99%, 06/01/27 (e) (g)	500	373
6.99%, 06/01/27 (a) (e)	1,000	745
		2,029
Gabon 0.5%
Gabon, Government of
7.00%, 11/24/31 (a)	2,500	1,900
Colombia 0.4%
Presidencia de la Republica de Colombia
5.63%, 02/26/44	2,250	1,692
Cote D'Ivoire 0.2%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	941
Dominican Republic 0.2%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	939
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	819
Ecuador 0.1%
Gobierno de la Republica del Ecuador
2.50%, 07/31/35 (a) (e)	1,711	548
Total Government And Agency Obligations (cost $99,778)		95,353
SENIOR FLOATING RATE INSTRUMENTS 5.8%
United States of America 5.8%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.13%, (1 Month USD LIBOR + 3.50%), 07/30/28 (d)	2,475	2,463
APi Group DE, Inc.
Term Loan B, 7.13%, (1 Month USD LIBOR + 2.50%), 09/25/26 (d)	2,278	2,275
Asurion LLC
2023 Term Loan B11, 8.91%, (3 Month Term SOFR + 4.25%), 08/19/28 (d)	2,480	2,294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Clarios Global LP
2021 USD Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/26 (d)	2,500	2,481
Focus Financial Partners, LLC
2022 Term Loan B5, 7.87%, (SOFR + 3.25%), 06/30/28 (d)	2,475	2,446
Fugue Finance B.V.
2023 USD Term Loan B, 9.37%, (3 Month Term SOFR + 4.50%), 01/25/28 (d)	710	708
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 6.63%, (1 Month USD LIBOR + 2.00%), 11/15/27 (d)	1,410	1,381
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 0.00%, (SOFR + 1.75%), 10/25/23 (d) (m)	1,220	1,218
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.13%, (1 Month USD LIBOR + 2.50%), 06/13/26 (d)	1,476	1,471
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 02/16/28 (d)	2,481	2,446
Sotera Health Holdings, LLC
2021 Term Loan, 7.58%, (3 Month USD LIBOR + 2.75%), 12/31/24 (d)	2,500	2,403
UFC Holdings, LLC
2021 Term Loan B, 7.57%, (3 Month USD LIBOR + 2.75%), 04/29/26 (d)	1,360	1,351
Total Senior Floating Rate Instruments (cost $23,061)		22,937
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
United States of America 2.0%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.16%, 04/25/26 (d)	1,075	973
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 6.62%, (1 Month USD LIBOR + 1.94%), 09/15/34 (d)	1,250	1,120
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,320
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.11%, 05/25/65 (d)	870	785
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	575	505
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 6.99%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	577	515
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	759	684
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,154
RIAL 2022-FL8 D
Series 2022-D-FL8, 8.86%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	955
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,391)		8,011
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (k)	14,399	—
Edcon Holdings Ltd. (g) (k)	124,902	—
Edcon Holdings Ltd. (g) (k)	624	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (n) (o)	9,810	9,810
Investment Companies 1.8%
JNL Government Money Market Fund, 4.48% (n) (o)	7,217	7,217
Total Short Term Investments (cost $17,027)		17,027
Total Investments 99.3% (cost $414,378)		394,246
Other Derivative Instruments (0.4)%		(1,592)
Other Assets and Liabilities, Net 1.1%		4,477
Total Net Assets 100.0%		397,131

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $110,308 and 27.8% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) This senior floating rate interest will settle after March 31, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	4,133	3,539	0.9
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,419	1,447	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,415	1,467	0.4
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	936	888	0.2
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,167	1,072	0.3
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,821	2,573	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Braskem America Finance Company, 7.13%, 07/22/41	04/26/22	2,799	2,491	0.6
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	05/06/22	1,147	1,180	0.3
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,051	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,031	2,349	0.6
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,346	0.6
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,953	1,925	0.5
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,492	1,400	0.3
Goldstory, 5.38%, 03/01/26	02/24/23	985	973	0.2
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,185	914	0.2
International Design Group S.p.A., 6.90%, 05/15/26	05/06/22	1,157	1,170	0.3
IPD 3 B.V., 5.50%, 12/01/25	05/06/22	1,131	1,169	0.3
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,150	1,142	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,165	1,208	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,141	1,145	0.3
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	380	373	0.1
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,090	0.3
Pinewood Finco PLC, 3.25%, 09/30/25	09/26/22	1,018	1,211	0.3
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	935	941	0.2
Saga PLC, 3.38%, 05/12/24	05/12/22	1,153	1,122	0.3
Samhallsbyggnadsbolaget i Norden AB, 2.62% (callable at 100, 01/30/25)	05/06/22	1,161	526	0.1
Telecom Italia SPA, 2.38%, 10/12/27	09/15/22	1,494	1,635	0.4
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,150	1,156	0.3
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 01/31/24)	04/27/22	3,231	3,018	0.8
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,146	1,156	0.3
Via Celere Desarrollos Inmobiliarios SA., 5.25%, 04/01/26	03/17/23	1,365	1,350	0.3
Victoria P.L.C., 3.63%, 08/24/26	07/26/22	1,166	1,141	0.3
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,130	1,060	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,400	2,490	0.6
		51,629	49,718	12.5

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	83	June 2023	EUR	11,337	56	(69)
United States Ultra Bond	87	June 2023		11,841	118	437
					174	368
Short Contracts
United States 10 Year Note	(160)	June 2023		(17,900)	(55)	(487)
United States 5 Year Note	(81)	July 2023		(8,658)	(19)	(213)
					(74)	(700)

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/18/23	AUD	5,910	3,952	(135)
AUD/USD	MSC	04/18/23	AUD	88	59	(3)
EUR/USD	BNP	04/18/23	EUR	1,789	1,942	(7)
GBP/USD	MSC	04/18/23	GBP	1,024	1,264	24
IDR/USD	JPM	04/18/23	IDR	77,372,005	5,158	176
JPY/USD	GSC	04/18/23	JPY	1,131,757	8,543	(93)
MXN/USD	GSC	04/18/23	MXN	22,040	1,220	35
SGD/USD	JPM	04/18/23	SGD	6,043	4,543	(22)
USD/EUR	BNP	04/18/23	EUR	(26,319)	(28,565)	(116)
USD/EUR	BNP	04/18/23	EUR	(1,098)	(1,192)	7
USD/EUR	GSC	04/18/23	EUR	(4,932)	(5,353)	(89)
USD/GBP	GSC	04/18/23	GBP	(577)	(712)	(5)
USD/GBP	MSC	04/18/23	GBP	(18,077)	(22,306)	(226)
USD/IDR	JPM	04/18/23	IDR	(146,100,393)	(9,740)	(390)
USD/MXN	GSC	04/18/23	MXN	(132,396)	(7,327)	(639)
USD/PLN	MSC	04/18/23	PLN	(24,025)	(5,561)	(171)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SGD	MSC	04/18/23	SGD	(6,043)	(4,543)	(38)
USD/TWD	BOA	04/18/23	TWD	(129,815)	(4,270)	—
					(62,888)	(1,692)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	250,918	—	250,918
Government And Agency Obligations	—	95,353	—	95,353
Senior Floating Rate Instruments	—	22,937	—	22,937
Non-U.S. Government Agency Asset-Backed Securities	—	8,011	—	8,011
Common Stocks	—	—	—	—
Short Term Investments	17,027	—	—	17,027
	17,027	377,219	—	394,246
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	437	—	—	437
Open Forward Foreign Currency Contracts	—	242	—	242
	437	242	—	679
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(769)	—	—	(769)
Open Forward Foreign Currency Contracts	—	(1,934)	—	(1,934)
	(769)	(1,934)	—	(2,703)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 98.0%
United Kingdom 18.8%
Ashtead Group Public Limited Company	196	12,052
AstraZeneca PLC	136	18,804
Bunzl Public Limited Company	439	16,592
Compass Group PLC	820	20,584
Diageo PLC	336	15,020
Experian PLC	358	11,779
Halma Public Limited Company	306	8,436
Linde Public Limited Company	43	15,149
London Stock Exchange Group PLC	149	14,498
Rentokil Initial PLC	2,081	15,201
SEGRO Public Limited Company	599	5,695
Spirax-Sarco Engineering PLC	44	6,481
		160,291
France 12.1%
Dassault Systemes	152	6,261
L'Oreal	35	15,425
LVMH Moet Hennessy Louis Vuitton	30	27,759
Safran	99	14,628
Sartorius Stedim Biotech	29	8,751
Teleperformance SE	36	8,586
VINCI	192	21,998
		103,408
Canada 6.9%
Canadian Pacific Railway Limited	266	20,487
Dollarama Inc.	256	15,321
Intact Financial Corporation	90	12,843
The Toronto-Dominion Bank	166	9,942
		58,593
Japan 6.8%
Daikin Industries, Ltd.	75	13,455
Hoya Corporation	93	10,258
Keyence Corporation	38	18,812
Shin-Etsu Chemical Co., Ltd.	467	15,133
		57,658
China 6.5%
Alibaba Group Holding Limited (a) (b)	1,521	19,311
China Tourism Group Duty Free Corporation Limited - Class A	363	9,669
Contemporary Amperex Technology Co., Limited - Class A	169	9,999
Kweichow Moutai Co., Ltd. - Class A	30	7,934
Shenzhen Inovance technology Co., Ltd. - Class A	816	8,348
		55,261
Netherlands 6.1%
Adyen B.V. (a) (b)	8	12,841
Airbus SE	126	16,855
ASML Holding N.V.	32	21,888
		51,584
Switzerland 5.3%
Lonza Group AG	29	17,318
Partners Group Holding AG	7	6,693
Straumann Holding AG - Class N	80	11,983
Zurich Insurance Group AG - Class N	20	9,334
		45,328
India 5.2%
Housing Development Finance Corporation Limited	413	13,256
Infosys Limited	607	10,614
Reliance Industries Limited	729	20,780
		44,650
Sweden 4.8%
Atlas Copco Aktiebolag - Class A	912	11,588
Evolution AB (publ) (b)	119	16,039
Hexagon Aktiebolag - Class B	839	9,647
Indutrade Aktiebolag	191	4,077
		41,351
Denmark 3.9%
DSV A/S	68	13,231
Novo Nordisk A/S - Class B	125	19,743
		32,974
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Company Limited	1,277	22,648
Spain 2.5%
Amadeus IT Holding, S.A. (b)	314	21,027
Hong Kong 2.3%
AIA Group Limited	1,166	12,230
Techtronic Industries Company Limited	654	7,105
		19,335
Germany 2.0%
Infineon Technologies AG - Class N	409	16,765
Ireland 1.8%
Icon Public Limited Company (a)	72	15,480
Brazil 1.7%
B3 S.A. - Brasil, Bolsa, Balcao	2,272	4,632
MercadoLibre S.R.L (a)	8	10,291
		14,923
Luxembourg 1.7%
Globant S.A. (a)	22	3,585
Tenaris S.A.	771	10,925
		14,510
United States of America 1.7%
Lululemon Athletica Canada Inc. (a)	39	14,195
Italy 1.4%
Ferrari N.V.	45	12,170
South Korea 1.4%
Samsung SDI Co., Ltd.	21	11,719
Australia 1.3%
CSL Limited	58	11,252
Norway 1.1%
Equinor ASA	331	9,442
Total Common Stocks (cost $816,728)		834,564
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund, 4.48% (c) (d)	13,537	13,537
Total Short Term Investments (cost $13,537)		13,537
Total Investments 99.6% (cost $830,265)		848,101
Other Assets and Liabilities, Net 0.4%		3,409
Total Net Assets 100.0%		851,510

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/12/22	14,450	12,841	1.5
Alibaba Group Holding Limited	01/12/23	21,110	19,311	2.2
Amadeus IT Holding, S.A.	11/09/21	20,339	21,027	2.5
Evolution AB (publ)	05/23/22	11,583	16,039	1.9
		67,482	69,218	8.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	134,095	700,469	—	834,564
Short Term Investments	13,537	—	—	13,537
	147,632	700,469	—	848,101

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.9%
Information Technology 13.1%
Accenture Public Limited Company - Class A	157	44,999
Advanced Micro Devices, Inc. (a)	371	36,358
Analog Devices, Inc.	113	22,359
Apple Inc.	1,352	222,946
Cognizant Technology Solutions Corporation - Class A	175	10,670
Intel Corporation	874	28,557
KLA Corporation	54	21,748
Microsoft Corporation	1,468	423,187
Motorola Solutions, Inc.	336	96,150
Salesforce, Inc. (a)	276	55,086
Taiwan Semiconductor Manufacturing Company Limited - ADR	572	53,182
Texas Instruments Incorporated	669	124,502
		1,139,744
Health Care 10.7%
AstraZeneca PLC - ADR	1,451	100,695
Becton, Dickinson and Company	339	83,877
Danaher Corporation	188	47,316
Elevance Health, Inc.	188	86,414
HCA Healthcare, Inc.	468	123,470
Humana Inc.	214	104,114
Johnson & Johnson	71	11,019
Novartis AG - ADR	838	77,058
Pfizer Inc.	2,187	89,245
UnitedHealth Group Incorporated	317	149,895
Vertex Pharmaceuticals Incorporated (a)	88	27,790
Zoetis Inc. - Class A	194	32,314
		933,207
Financials 7.9%
American Express Company	166	27,429
BlackRock, Inc.	67	44,952
Blackstone Inc. - Class A	114	10,053
Global Payments Inc.	487	51,236
JPMorgan Chase & Co.	486	63,380
MasterCard Incorporated - Class A	157	56,893
Morgan Stanley	903	79,241
S&P Global Inc.	142	49,081
The Charles Schwab Corporation	1,339	70,143
The Goldman Sachs Group, Inc.	105	34,184
The Progressive Corporation	969	138,572
Visa Inc. - Class A	253	57,025
		682,189
Consumer Discretionary 7.8%
Airbnb, Inc. - Class A (a)	204	25,430
Amazon.com, Inc. (a)	1,761	181,943
Coupang, Inc. - Class A (a)	1,402	22,434
D.R. Horton, Inc.	228	22,298
Lennar Corporation - Class A	292	30,732
Lululemon Athletica Canada Inc. (a)	39	14,027
McDonald's Corporation	414	115,670
NIKE, Inc. - Class B	297	36,461
Starbucks Corporation	836	87,013
The Home Depot, Inc.	242	71,470
The TJX Companies, Inc.	923	72,331
		679,809
Industrials 5.8%
Deere & Company	148	61,137
Fortive Corporation	865	58,946
Honeywell International Inc.	428	81,764
Illinois Tool Works Inc.	268	65,214
Johnson Controls International Public Limited Company	1,032	62,163
Northrop Grumman Corporation	106	48,731
Parker-Hannifin Corporation	146	49,183
Raytheon Technologies Corporation	815	79,801
		506,939
Communication Services 5.6%
Alphabet Inc. - Class A (a)	2,524	261,828
Electronic Arts Inc.	451	54,281
Meta Platforms, Inc. - Class A (a)	672	142,524
The Walt Disney Company (a)	306	30,642
		489,275
Consumer Staples 4.8%
Dollar General Corporation	130	27,367
Nestle S.A. - Class N	393	47,878
Pernod Ricard	28	6,337
Sysco Corporation	1,301	100,441
The Coca-Cola Company	1,939	120,286
The Procter & Gamble Company	766	113,841
		416,150
Energy 3.6%
Cenovus Energy Inc. (b)	1,738	30,346
Chesapeake Energy Corporation	161	12,247
ConocoPhillips	749	74,319
Coterra Energy Inc.	595	14,598
Diamondback Energy, Inc.	159	21,522
EOG Resources, Inc.	133	15,242
EQT Corporation	403	12,850
Phillips 66	79	7,989
Pioneer Natural Resources Company	91	18,567
Shell PLC - Class A	3,723	106,995
Shell PLC - Class A	52	1,493
		316,168
Utilities 2.5%
American Electric Power Company, Inc.	212	19,309
Constellation Energy Group, Inc.	495	38,823
Exelon Corporation	1,915	80,203
Sempra Energy	487	73,631
		211,966
Materials 1.9%
Anglo American PLC	1,132	37,438
FMC Corporation	430	52,499
Glencore PLC	12,646	72,457
		162,394
Real Estate 1.2%
American Tower Corporation	128	26,102
ProLogis Inc.	148	18,433
VICI Properties Inc.	714	23,277
Welltower Inc.	534	38,255
		106,067
Total Common Stocks (cost $4,423,707)		5,643,908
GOVERNMENT AND AGENCY OBLIGATIONS 23.3%
Mortgage-Backed Securities 8.7%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	43	43
7.00%, 11/01/30 - 06/01/31	11	12
2.50%, 12/01/31 - 07/01/51	39,320	34,575
6.00%, 12/01/39	234	249
2.00%, 11/01/41 - 04/01/52	103,072	85,621
3.00%, 11/01/46 - 10/01/51	24,260	22,112
4.50%, 08/01/52	14,500	14,214
5.00%, 08/01/52 - 01/01/53	17,800	17,778
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 07/01/52	15,841	15,566
3.50%, 03/01/26 - 07/01/51	37,892	35,480
4.00%, 09/01/26 - 10/01/52	37,939	36,399
3.00%, 05/01/27 - 10/01/51	51,871	47,160
7.50%, 09/01/29	2	2
2.50%, 05/01/30 - 01/01/52	84,840	73,883
2.00%, 11/01/31 - 09/01/51	91,224	76,343
7.00%, 10/01/33	11	12
5.50%, 03/01/38	70	74
TBA, 3.50%, 04/15/38 (c)	3,750	3,627
TBA, 4.00%, 04/15/38 (c)	9,900	9,746
6.50%, 10/01/38 - 10/01/39	58	62
5.00%, 07/01/40	72	74
1.50%, 11/01/41	8,146	6,693
TBA, 2.50%, 04/15/53 (c)	33,199	28,615
TBA, 4.50%, 04/15/53 (c)	40,775	39,940
TBA, 5.00%, 04/15/53 (c)	20,950	20,890

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
TBA, 5.50%, 04/15/53 (c)	11,820	11,940
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	1,580	1,664
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	31	31
7.00%, 01/15/33 - 05/15/33	5	5
5.00%, 06/20/33 - 06/15/39	940	955
4.50%, 06/15/40 - 08/20/52	8,578	8,454
4.00%, 01/15/41 - 05/20/52	17,385	16,743
3.00%, 11/20/49 - 03/20/52	30,000	27,403
2.00%, 01/20/51 - 11/20/51	27,475	23,388
2.50%, 03/20/51 - 12/20/52	41,060	36,193
3.50%, 01/20/52 - 07/20/52	25,800	24,219
TBA, 3.00%, 04/15/53 (c)	8,150	7,414
TBA, 3.50%, 04/15/53 (c)	18,500	17,345
TBA, 4.00%, 04/15/53 (c)	9,440	9,088
		754,013
U.S. Treasury Note 8.5%
Treasury, United States Department of
0.88%, 01/31/24 - 09/30/26	80,525	75,119
2.50%, 04/30/24	800	782
1.75%, 06/30/24	8,930	8,637
3.00%, 07/31/24 (d)	9,085	8,918
0.38%, 08/15/24	3,230	3,058
3.25%, 08/31/24 (b)	42,915	42,258
4.25%, 09/30/24 (b)	12,401	12,386
1.50%, 10/31/24 - 01/31/27	10,096	9,539
0.75%, 11/15/24 - 08/31/26	25,525	23,291
4.50%, 11/30/24	40,000	40,150
4.25%, 12/31/24	21,113	21,130
0.25%, 05/31/25	1,385	1,278
3.50%, 09/15/25	2,804	2,777
4.00%, 12/15/25 - 10/31/29	11,948	12,001
0.63%, 07/31/26	23,655	21,334
1.13%, 10/31/26	25,970	23,690
1.25%, 11/30/26 - 06/30/28	126,265	115,361
1.88%, 02/28/27	5,581	5,207
2.75%, 04/30/27	12,570	12,114
2.63%, 05/31/27 - 07/31/29	8,545	8,159
3.25%, 06/30/27 - 06/30/29	22,473	22,084
3.13%, 08/31/27	26,271	25,697
4.13%, 09/30/27 - 11/15/32	57,807	58,940
3.88%, 11/30/27 (b)	29,940	30,249
3.88%, 12/31/27 - 11/30/29	27,162	27,494
3.50%, 01/31/28 - 02/15/33 (b)	38,590	38,581
4.00%, 02/29/28 (b)	79,393	80,832
3.63%, 03/31/28	5,000	5,008
2.88%, 08/15/28	625	602
		736,676
U.S. Treasury Bond 4.2%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,805
3.25%, 05/15/42	1,826	1,684
3.38%, 08/15/42 (d)	113,108	106,128
4.00%, 11/15/42 - 11/15/52	97,583	102,442
3.88%, 02/15/43	11,994	12,101
2.50%, 02/15/45 - 05/15/46	50,200	39,882
2.88%, 08/15/45 - 05/15/52	74,812	63,940
3.00%, 05/15/47	5,470	4,757
2.75%, 08/15/47 - 11/15/47	21,494	17,872
3.63%, 02/15/53	19,182	19,047
		369,658
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.11%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,410
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,875	1,790
Series 2021-M1-DNA2, REMIC, 5.36%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	96	96
Series JM-4165, REMIC, 3.50%, 09/15/41	549	536
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,671	4,583
Series AH-4143, REMIC, 1.75%, 09/15/42	4,573	4,233
Series AB-4122, REMIC, 1.50%, 10/15/42	424	394
Series DJ-4322, REMIC, 3.00%, 05/15/43	604	586
Series CA-4758, REMIC, 3.00%, 07/15/47	5,892	5,537
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,678	4,544
Series DP-5170, REMIC, 2.00%, 07/25/50	9,757	8,654
Series 2020-M2-DNA5, REMIC, 7.11%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	2,023	2,047
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	11,828	10,080
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 10.75%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	637	674
Series 2014-1M2-C04, 9.75%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	831	867
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,093	1,016
Series 2013-Z-36, REMIC, 3.00%, 04/25/43	4,759	4,411
Series 2013-NZ-83, REMIC, 3.50%, 08/25/43	5,386	5,120
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	910	885
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,702	2,446
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	4,056	3,810
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,256	5,717
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,307	1,234
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,666	3,877
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	2	2
		74,549
Municipal 0.7%
Chicago Transit Authority
6.90%, 12/01/40	655	756
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	259
4.51%, 11/01/51	1,885	1,742
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	159
3.29%, 06/01/42	375	298
3.00%, 06/01/46	825	763
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	224
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	3,778
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	630
Illinois, State of
5.10%, 06/01/33	26,370	26,306
Kansas Development Finance Authority
5.37%, 05/01/26	1,820	1,842
Metropolitan Transportation Authority
6.20%, 11/15/26	140	143
7.34%, 11/15/39	75	95
6.09%, 11/15/40	405	449
6.81%, 11/15/40	3,700	4,028
5.18%, 11/15/49	1,330	1,208
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,964	5,441
New York State Thruway Authority
5.88%, 04/01/30	840	893
Oregon School Boards Association
4.76%, 06/30/28	336	333
Philadelphia, City of
6.55%, 10/15/28	5,225	5,587
Sacramento, City of
6.42%, 08/01/23	1,065	1,069
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,750	4,879
5.17%, 04/01/41	3,600	3,808
Utility Debt Securitization Authority
3.44%, 12/15/25	466	463
		65,153
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,159
Series K-A2-150, REMIC, 3.71%, 09/25/32 (e)	3,125	2,988
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	4,011
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 4.55%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	268	267

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	4,480
		18,905
Sovereign 0.1%
Government of Saudi Arabia
5.00%, 01/18/53 (f)	3,860	3,608
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,696
3.38%, 03/14/24 (f)	210	207
		8,511
Total Government And Agency Obligations (cost $2,103,411)		2,027,465
CORPORATE BONDS AND NOTES 9.2%
Financials 3.0%
ACE Capital Trust II
9.70%, 04/01/30	525	627
AerCap Ireland Capital Designated Activity Company
1.75%, 01/30/26	8,355	7,465
3.00%, 10/29/28	10,265	8,951
American International Group, Inc.
3.40%, 06/30/30	2,719	2,437
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	8,865	7,708
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	3,833	3,405
Banco Santander, S.A.
3.85%, 04/12/23	3,000	2,999
Bank of America Corporation
1.73%, 07/22/27	7,535	6,745
3.97%, 02/07/30	2,065	1,934
3.19%, 07/23/30	2,210	1,968
2.30%, 07/21/32	4,630	3,731
Barclays PLC
3.93%, 05/07/25	6,380	6,208
BNP Paribas
2.82%, 11/19/25 (f) (g)	3,570	3,401
BPCE
5.70%, 10/22/23 (f)	10,150	10,120
5.15%, 07/21/24 (f)	5,670	5,566
Capital One Financial Corporation
3.75%, 04/24/24	2,000	1,952
4.20%, 10/29/25	1,245	1,161
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	1,952
3.25%, 10/04/24 (f) (g)	3,020	2,913
4.38%, 03/17/25 (f) (g)	5,055	4,872
Credit Suisse AG
7.50%, 02/15/28 (b)	15,698	16,640
Danske Bank A/S
3.88%, 09/12/23 (f)	2,910	2,882
5.38%, 01/12/24 (f)	2,265	2,255
1.62%, 09/11/26 (f)	8,775	7,848
Deutsche Bank Aktiengesellschaft
6.72%, 01/18/29 (g)	4,255	4,237
HSBC Holdings PLC
7.39%, 11/03/28	6,134	6,556
2.80%, 05/24/32	2,640	2,157
Intercontinental Exchange, Inc.
4.00%, 09/15/27	6,304	6,232
4.35%, 06/15/29	25,939	25,623
JPMorgan Chase & Co.
3.38%, 05/01/23	590	589
2.52%, 04/22/31	5,845	4,994
1.95%, 02/04/32	875	704
2.58%, 04/22/32	3,080	2,594
6.40%, 05/15/38	425	483
KBC Groep
5.80%, 01/19/29 (f)	1,285	1,293
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	128
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	513
Manufacturers and Traders Trust Company
4.70%, 01/27/28	5,363	5,023
Morgan Stanley
3.70%, 10/23/24	7,950	7,811
2.51%, 10/20/32	26,465	21,662
5.95%, 01/19/38	3,867	3,837
Northwestern Mutual Life Foundation, Inc.
3.63%, 09/30/59 (f)	546	405
Santander Holdings USA, Inc.
6.50%, 03/09/29	1,880	1,879
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,250
The Allstate Corporation
5.25%, 03/30/33	2,505	2,538
The Goldman Sachs Group, Inc.
5.70%, 11/01/24	14,496	14,608
1.43%, 03/09/27	17,135	15,316
3.80%, 03/15/30	290	270
2.62%, 04/22/32	3,260	2,716
Wells Fargo & Company
4.48%, 01/16/24	517	514
4.90%, 07/25/33	9,999	9,764
		263,436
Utilities 1.9%
Boston Gas Company
3.15%, 08/01/27 (f)	960	883
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	10,394	10,659
5.40%, 03/01/33	14,140	14,620
CMS Energy Corporation
4.75%, 06/01/50	4,502	3,877
Commonwealth Edison Company
3.65%, 06/15/46	465	367
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,564
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (h)	4,863	4,024
3.38%, 04/01/30	186	169
5.38%, 11/15/32 (b)	2,068	2,121
Duke Energy Corporation
4.50%, 08/15/32	15,928	15,392
5.00%, 08/15/52	1,725	1,605
Florida Power & Light Company
5.05%, 04/01/28	1,180	1,220
5.10%, 04/01/33	4,505	4,667
5.30%, 04/01/53	2,075	2,204
Georgia Power Company
4.70%, 05/15/32	16,460	16,318
4.75%, 09/01/40	1,085	992
5.13%, 05/15/52	12,410	12,132
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	552
ITC Holdings Corp.
4.95%, 09/22/27 (f)	2,680	2,694
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,381
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	394
MidAmerican Energy Company
4.25%, 05/01/46	55	48
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (i)	1,065	1,084
NiSource Inc.
5.25%, 03/30/28	2,360	2,401
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	331
Pacific Gas & Electric Company
5.90%, 06/15/32	4,300	4,301
6.15%, 01/15/33	11,610	11,920
4.50%, 07/01/40	6,536	5,367
6.70%, 04/01/53	2,210	2,276
PECO Energy Company
2.85%, 09/15/51	2,000	1,371
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	306

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
PPL Electric Utilities Corporation
5.25%, 05/15/53	4,425	4,583
Sempra Energy
4.13%, 04/01/52	6,298	5,043
Southern California Edison Company
3.70%, 08/01/25	735	716
Southern California Gas Company
2.95%, 04/15/27	1,635	1,533
Texas Electric Market Stabilization Funding N LLC
4.26%, 08/01/34 (f)	7,817	7,579
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,099
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,846
The Southern Company
2.95%, 07/01/23	2,820	2,809
		162,448
Energy 1.3%
BP Capital Markets America Inc.
4.81%, 02/13/33	18,125	18,404
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (h)	3,891	3,516
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (f)	9,486	8,131
Energy Transfer LP
7.60%, 02/01/24	1,030	1,044
4.95%, 06/15/28	2,925	2,904
Enterprise Products Operating LLC
5.35%, 01/31/33	19,007	19,760
Equinor ASA
3.00%, 04/06/27	11,800	11,202
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	18,789	16,208
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,654
3.45%, 10/15/27 (f)	465	421
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (f)	6,255	6,420
6.51%, 02/23/42 (f)	4,720	4,961
Hess Corporation
7.30%, 08/15/31	7,695	8,577
Var Energi ASA
8.00%, 11/15/32 (f)	8,750	9,366
		113,568
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	7,300	6,958
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,939	9,399
5.50%, 08/11/32 (f)	2,800	2,752
5.55%, 05/30/33 (f)	1,920	1,898
Philip Morris International Inc.
5.13%, 11/17/27 - 02/15/30	11,115	11,287
5.63%, 11/17/29	2,670	2,791
5.75%, 11/17/32	6,675	7,002
5.38%, 02/15/33	18,005	18,399
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,508
		62,994
Health Care 0.6%
Aetna Inc.
2.80%, 06/15/23	3,340	3,326
Alcon Finance Corporation
5.75%, 12/06/52 (f)	1,420	1,509
Amgen Inc.
5.25%, 03/02/30	3,475	3,551
5.60%, 03/02/43	7,898	8,144
4.40%, 05/01/45	8,750	7,712
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,227
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,207
Children's National Medical Center
2.93%, 07/15/50	1,895	1,256
CommonSpirit Health
4.20%, 08/01/23	5,150	5,128
4.19%, 10/01/49	194	159
CVS Health Corporation
5.25%, 02/21/33	3,756	3,831
4.88%, 07/20/35	1,135	1,106
Dignity Health
3.81%, 11/01/24	1,703	1,675
Mercy Health
3.56%, 08/01/27	4,070	3,853
Sutter Health
2.29%, 08/15/30	1,555	1,302
The Toledo Hospital
5.75%, 11/15/38	1,475	1,449
UnitedHealth Group Incorporated
4.20%, 05/15/32	3,005	2,944
4.75%, 05/15/52	475	462
		52,841
Industrials 0.5%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,150
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	9,825
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (f)	1,545	1,479
3.95%, 03/10/25 (f)	10,090	9,810
5.70%, 02/01/28 (f)	8,290	8,365
5.55%, 05/01/28 (f)	6,000	5,975
Raytheon Technologies Corporation
3.95%, 08/16/25	2,545	2,514
Trane Technologies Financing Limited
5.25%, 03/03/33	3,500	3,617
		45,735
Consumer Discretionary 0.5%
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (f)	2,965	2,977
5.13%, 01/19/28 (f)	940	941
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,060
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,830
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	428
7.30%, 07/01/38	285	294
6.75%, 06/15/39	285	280
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,224
Warnermedia Holdings, Inc.
4.05%, 03/15/29 (f)	19,737	18,354
		44,388
Communication Services 0.4%
AT&T Inc.
2.55%, 12/01/33	3,819	3,072
4.30%, 12/15/42	835	728
3.65%, 06/01/51	344	260
3.85%, 06/01/60	606	453
Charter Communications Operating, LLC
2.25%, 01/15/29	4,230	3,527
Comcast Corporation
3.95%, 10/15/25	4,345	4,296
5.65%, 06/15/35	165	178
4.40%, 08/15/35	2,325	2,251
6.50%, 11/15/35	34	39
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	3,925	3,890
Verizon Communications Inc.
2.36%, 03/15/32	11,771	9,667
4.75%, 11/01/41	265	255
		28,616
Information Technology 0.3%
Intel Corporation
5.20%, 02/10/33	4,902	4,985
5.63%, 02/10/43	4,980	5,101

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
5.70%, 02/10/53	4,705	4,793
Microchip Technology Incorporated
0.97%, 02/15/24	10,715	10,286
Oracle Corporation
3.65%, 03/25/41	2,860	2,210
		27,375
Real Estate 0.0%
VICI Properties Inc.
4.13%, 08/15/30 (f)	2,600	2,310
Total Corporate Bonds And Notes (cost $823,949)		803,711
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
Aaset 2019-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	508	349
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,726
Angel Oak Mortgage Trust 2019-4
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	29	29
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	320	306
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,091
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 6.73%, (1 Month USD LIBOR + 2.05%), 11/15/28 (e)	3,450	3,424
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.98%, (1 Month USD LIBOR + 1.30%), 10/16/23 (e)	7,510	7,059
BX Trust 2021-LGCY
Series 2021-A-LGCY, 5.09%, 10/15/36 (e)	17,700	16,787
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 5.33%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,427
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,483	1,309
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	833	761
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,570	1,384
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	823	673
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	7,385	7,055
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,564	1,464
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,336	2,801
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,882
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,212
Series 2021-C-1, 1.91%, 04/15/26	1,165	991
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,778	6,066
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	197	160
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	665	578
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,308	1,039
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.38%, (1 Month USD LIBOR + 0.70%), 03/15/38 (e)	1,435	1,393
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	710	593
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	278	255
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	721	670
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	434	410
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,070
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,822
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,370
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,219
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,157	1,838
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	738
Series 2021-A-3-A, 2.51%, 11/15/43	605	397
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	8,461	8,109
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,040
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	554	545
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 5.76%, (1 Month USD LIBOR + 1.08%), 11/15/23 (e)	8,820	8,368
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	762	680
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (e)	66	65
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,016	952
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	409	390
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	363	341
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,789
Total Non-U.S. Government Agency Asset-Backed Securities (cost $123,594)		114,627
SHORT TERM INVESTMENTS 2.7%
U.S. Treasury Bill 2.2%
Treasury, United States Department of
4.61%, 04/20/23	195,000	194,564
Investment Companies 0.5%
JNL Government Money Market Fund, 4.48% (j) (k)	39,922	39,922
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (j) (k)	3,074	3,074
Total Short Term Investments (cost $237,605)		237,560
Total Investments 101.4% (cost $7,712,266)		8,827,271
Other Derivative Instruments 0.0%		245
Other Assets and Liabilities, Net (1.4)%		(122,957)
Total Net Assets 100.0%		8,704,559

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $146,505.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

securities was $256,363 and 2.9% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	234	June 2023	27,084	81	(192)
United States 2 Year Note	716	July 2023	146,336	91	1,485
United States 5 Year Note	641	July 2023	68,645	145	1,549
				317	2,842
Short Contracts
United States 10 Year Ultra Bond	(132)	June 2023	(15,478)	(72)	(513)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,371,310	272,598	—	5,643,908
Government And Agency Obligations	—	2,027,465	—	2,027,465
Corporate Bonds And Notes	—	803,711	—	803,711
Non-U.S. Government Agency Asset-Backed Securities	—	114,627	—	114,627
Short Term Investments	42,996	194,564	—	237,560
	5,414,306	3,412,965	—	8,827,271
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,034	—	—	3,034
	3,034	—	—	3,034
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(705)	—	—	(705)
	(705)	—	—	(705)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.3%
Financials 17.9%
American International Group, Inc.	337	16,980
Blackstone Inc. - Class A	145	12,730
Chubb Limited	82	15,918
Fidelity National Information Services, Inc.	192	10,441
JPMorgan Chase & Co.	340	44,281
M&T Bank Corporation	168	20,034
MetLife, Inc.	362	20,958
Morgan Stanley	284	24,929
Raymond James Financial, Inc.	183	17,027
Regions Financial Corporation	598	11,094
Royal Bank of Canada	200	19,136
Truist Financial Corporation	247	8,429
		221,957
Health Care 17.3%
AstraZeneca PLC - ADR	247	17,149
Becton, Dickinson and Company	58	14,339
Elevance Health, Inc.	21	9,807
Eli Lilly and Company	102	35,105
Johnson & Johnson	208	32,302
Medtronic, Inc.	120	9,677
Merck & Co., Inc.	357	38,028
Pfizer Inc.	1,107	45,154
UnitedHealth Group Incorporated	29	13,469
		215,030
Consumer Staples 13.0%
Archer-Daniels-Midland Company	231	18,401
Kellogg Company	189	12,680
Keurig Dr Pepper Inc.	559	19,725
Kimberly-Clark Corporation	92	12,364
Mondelez International, Inc. - Class A	246	17,122
Pernod Ricard	51	11,619
Philip Morris International Inc.	256	24,921
The Procter & Gamble Company	134	19,859
Unilever PLC - ADR	469	24,374
		161,065
Information Technology 9.8%
Analog Devices, Inc.	75	14,767
Broadcom Inc.	24	15,142
Cisco Systems, Inc.	499	26,084
Corning Incorporated	420	14,829
NXP Semiconductors N.V.	82	15,346
Qualcomm Incorporated	179	22,800
TE Connectivity Ltd. (a)	101	13,297
		122,265
Energy 9.7%
ConocoPhillips	358	35,527
Coterra Energy Inc.	745	18,277
Diamondback Energy, Inc.	57	7,717
EOG Resources, Inc.	323	36,980
Phillips 66	96	9,774
TC Energy Corporation (b)	306	11,912
		120,187
Industrials 9.6%
Canadian National Railway Company	106	12,529
Eaton Corporation Public Limited Company	76	13,036
Emerson Electric Co.	145	12,636
General Dynamics Corporation	75	17,128
Honeywell International Inc.	56	10,753
Johnson Controls International Public Limited Company	236	14,237
L3Harris Technologies, Inc.	56	10,999
Raytheon Technologies Corporation	117	11,492
Siemens Aktiengesellschaft - ADR	115	9,311
Siemens Aktiengesellschaft - Class N	44	7,151
		119,272
Utilities 8.2%
American Electric Power Company, Inc.	218	19,787
Atmos Energy Corporation	154	17,336
Exelon Corporation	541	22,652
NextEra Energy, Inc.	292	22,479
Sempra Energy	126	19,051
		101,305
Consumer Discretionary 5.1%
Lennar Corporation - Class A	112	11,807
The Home Depot, Inc.	124	36,614
The TJX Companies, Inc.	194	15,234
		63,655
Materials 3.9%
Celanese Corporation - Class A	55	5,982
LyondellBasell Industries N.V. - Class A	156	14,603
PPG Industries, Inc.	121	16,119
Rio Tinto PLC - ADR	171	11,700
		48,404
Real Estate 2.2%
Crown Castle Inc.	110	14,734
Welltower Inc.	178	12,723
		27,457
Communication Services 1.6%
Comcast Corporation - Class A	516	19,565
Total Common Stocks (cost $1,213,660)		1,220,162
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	46	12,977
Total Preferred Stocks (cost $15,209)		12,977
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.3%
JNL Government Money Market Fund, 4.48% (c) (d)	16,538	16,538
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (c) (d)	1,759	1,759
Total Short Term Investments (cost $18,297)		18,297
Total Investments 100.9% (cost $1,247,166)		1,251,436
Other Assets and Liabilities, Net (0.9)%		(10,747)
Total Net Assets 100.0%		1,240,689

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	12,834	13,297	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,201,392	18,770	—	1,220,162
Preferred Stocks	12,977	—	—	12,977
Short Term Investments	18,297	—	—	18,297
	1,232,666	18,770	—	1,251,436

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.8%
United States of America 60.0%
Agree Realty Corporation	139	9,531
American Tower Corporation	73	14,966
Brixmor Property Group Inc.	740	15,925
Caretrust REIT, Inc.	452	8,852
CBRE Group, Inc. - Class A (a)	41	2,977
Corporate Office Properties Trust	210	4,978
Cubesmart, L.P.	292	13,477
Empire State Realty Trust, Inc. - Class A	835	5,419
Equinix, Inc.	45	32,469
Equity Residential	325	19,516
Getty Realty Corp.	205	7,398
Hyatt Hotels Corporation - Class A (a)	54	6,082
Independence Realty Trust, Inc.	280	4,496
Iron Mountain Incorporated	162	8,566
Life Storage Inc.	111	14,604
Phillips Edison & Company, Inc.	256	8,367
Plymouth Industrial REIT, Inc.	378	7,934
ProLogis Inc.	431	53,813
Public Storage	47	14,064
Rexford Industrial Realty, Inc.	164	9,775
Ryman Hospitality Properties, Inc.	76	6,859
Simon Property Group, Inc.	68	7,652
Sun Communities, Inc.	111	15,695
UDR, Inc.	511	20,984
Ventas, Inc.	136	5,897
Veris Residential, Inc. (a)	440	6,448
VICI Properties Inc.	774	25,249
W.P. Carey Inc. (b)	198	15,301
Welltower Inc.	314	22,488
WillScot Mobile Mini Holdings Corp. - Class A (a)	126	5,922
Wynn Resorts, Limited (a)	59	6,651
		402,355
Japan 10.0%
Comforia Residential REIT, Inc	3	7,683
Frontier Real Estate Investment Corporation	3	9,176
Japan Hotel REIT Investment Corporation	11	6,532
Mitsui Fudosan Co., Ltd.	618	11,602
Nomura Real Estate Holdings, Inc.	325	7,191
Oriental Land Co., Ltd.	412	14,107
ORIX JREIT Inc.	—	534
Sekisui House, Ltd.	255	5,195
TOTO Ltd.	157	5,260
		67,280
United Kingdom 6.1%
Land Securities Group PLC	1,315	10,111
NewRiver REIT plc (c)	5,492	5,358
Safestore Holdings PLC	405	4,749
Shaftesbury Capital PLC	3,104	4,413
Taylor Wimpey PLC	3,636	5,353
The Berkeley Group Holdings PLC	112	5,812
Whitbread PLC	138	5,094
		40,890
Hong Kong 5.5%
CK Asset Holdings Limited	2,480	15,043
Sino Land Company Limited	6,040	8,180
Wharf Real Estate Investment Company Limited	2,421	13,938
		37,161
France 4.0%
Gecina	87	8,968
Icade	105	4,940
Klepierre (b)	439	9,966
Nexity	128	3,226
		27,100
Australia 3.5%
Goodman Funding Pty Ltd	760	9,682
National Storage Pty Ltd	1,995	3,383
Stockland Corporation Ltd	3,777	10,121
		23,186
Singapore 3.0%
Capitaland Investment Limited	4,800	13,314
Keppel DC REIT Management Pte. Ltd.	4,502	6,990
		20,304
Canada 1.1%
Boardwalk Real Estate Investment Trust (b)	161	6,561
RioCan Real Estate Investment Trust	36	550
		7,111
China 1.1%
H World Group Limited - ADR	143	7,011
Thailand 0.9%
Central Pattana Public Company Limited	3,058	6,167
Mexico 0.8%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	1,595	5,017
Switzerland 0.7%
PSP Swiss Property AG - Class N	44	4,971
Spain 0.7%
Cellnex Telecom, S.A. (c)	126	4,917
Sweden 0.7%
Hufvudstaden AB (publ) - Class A	347	4,702
South Africa 0.7%
Growthpoint Properties Ltd	5,883	4,322
Total Common Stocks (cost $682,215)		662,494
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 4.72% (d) (e)	15,048	15,048
Investment Companies 0.9%
JNL Government Money Market Fund, 4.48% (d) (e)	6,246	6,246
Total Short Term Investments (cost $21,294)		21,294
Total Investments 102.0% (cost $703,509)		683,788
Other Assets and Liabilities, Net (2.0)%		(13,196)
Total Net Assets 100.0%		670,592

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/28/21	6,870	4,917	0.7
NewRiver REIT plc	11/30/22	5,670	5,358	0.8
		12,540	10,275	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	402,355	—	—	402,355
Japan	—	67,280	—	67,280
United Kingdom	—	40,890	—	40,890
Hong Kong	—	37,161	—	37,161
France	—	27,100	—	27,100
Australia	—	23,186	—	23,186
Singapore	—	20,304	—	20,304
Canada	7,111	—	—	7,111
China	7,011	—	—	7,011
Thailand	—	6,167	—	6,167
Mexico	5,017	—	—	5,017
Switzerland	—	4,971	—	4,971
Spain	—	4,917	—	4,917
Sweden	—	4,702	—	4,702
South Africa	—	4,322	—	4,322
Short Term Investments	21,294	—	—	21,294
	442,788	241,000	—	683,788

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.3%
Discount Notes 31.1%
FHLBanks Office of Finance
4.55%, 04/06/23 (a) (b)	16,750	16,740
4.68%, 04/10/23 (a) (b)	34,975	34,935
4.68%, 04/21/23 (a) (b)	34,000	33,913
4.71%, 04/28/23 (a) (b)	33,100	32,985
4.72%, 05/12/23 (a) (b)	32,550	32,377
4.76%, 05/17/23 (a) (b)	80,000	79,520
4.79%, 05/19/23 (a) (b)	48,375	48,070
4.85%, 05/26/23 (a) (b)	32,250	32,014
4.86%, 05/31/23 (a) (b)	64,400	63,885
4.87%, 06/02/23 (a) (b)	63,000	62,479
4.67%, 06/06/23 (a) (b)	50,650	50,222
5.03%, 06/09/23 (a) (b)	64,000	63,392
4.76%, 07/05/23 (a) (b)	102,000	100,736
4.81%, 07/07/23 (a) (b)	32,625	32,208
4.77%, 07/14/23 (a) (b)	10,637	10,493
4.77%, 07/19/23 (a) (b)	96,254	94,884
4.80%, 07/21/23 (a) (b)	54,677	53,884
4.80%, 08/02/23 (a) (b)	34,000	33,450
4.78%, 08/04/23 (a) (b)	47,500	46,722
4.88%, 08/09/23 (a) (b)	16,525	16,238
4.09%, 09/21/23 (a) (b)	27,100	26,575
4.87%, 09/29/23 (a) (b)	50,046	48,838
		1,014,560
U.S. Treasury Bill 12.2%
Treasury, United States Department of
4.79%, 05/25/23 (a)	64,275	63,820
4.61%, 06/01/23 (a)	66,750	66,236
4.63%, 06/08/23 (a)	33,025	32,740
4.72%, 06/15/23 (a)	109,150	108,236
4.90%, 06/27/23 (a)	32,350	31,972
4.95%, 07/05/23 (a)	32,500	32,081
4.70%, 07/06/23 (a)	33,675	33,259
3.00%, 07/13/23 (a)	30,500	30,242
		398,586
U.S. Government Agency Obligations 9.0%
Federal Farm Credit Banks Consolidated Systemwide Bonds
4.85%, (SOFR + 0.04%), 07/12/23 (b) (c)	10,370	10,370
4.87%, (SOFR + 0.05%), 09/29/23 (b) (c)	12,380	12,380
Federal Farm Credit Banks Funding Corporation
4.84%, (Fed Funds + 0.01%), 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of New York
4.88%, 11/07/23 - 12/07/23 (b)	3,040	3,039
5.00%, 11/09/23 (b)	14,860	14,857
Federal Home Loan Bank of Pittsburgh
4.33%, 04/18/23 (b)	65,275	65,273
4.38%, 04/27/23 (b)	76,000	75,997
4.25%, 07/12/23 (b)	45,000	44,992
4.50%, 07/20/23 (b)	50,000	49,986
Federal National Mortgage Association, Inc.
2.88%, 09/12/23 (b)	2,900	2,881
		294,275
U.S. Treasury Note 1.0%
Treasury, United States Department of
4.77%, (3 Month Treasury + 0.04%), 10/31/23 (c)	31,425	31,415
Total Government And Agency Obligations (cost $1,738,836)		1,738,836
REPURCHASE AGREEMENTS 37.0%
Repurchase Agreements (d)		1,207,600
Total Repurchase Agreements (cost $1,207,600)		1,207,600
Total Investments 90.3% (cost $2,946,436)		2,946,436
Other Assets and Liabilities, Net 9.7%		317,907
Total Net Assets 100.0%		3,264,343

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) For repurchase agreements held at March 31, 2023, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 0.00%-2.25%, due 6/29/23-3/31/26	16,800	16,218	4.75	03/31/23	04/03/23	15,906	15,900	15,900
BNP	Treasury, United States Department of, 0.38%-4.50%, due 1/31/24-1/31/26	48,264	45,832
	Government National Mortgage Association, 3.50%-6.00%, due 1/15/32-1/20/53	56,022	56,314
	Federal National Mortgage Association, Inc., 2.00%-6.50%, due 9/1/35-3/1/53	37,213	34,856
	Federal Home Loan Mortgage Corporation, 2.00%-6.50%, due 2/1/43-1/1/53	12,459	11,612
		153,958	148,614	4.81	03/31/23	04/03/23	145,758	145,700	145,700
BNP	Treasury, United States Department of, 0.00%-7.50%, due 4/15/23-5/15/52	135,732	130,152	4.78	03/31/23	04/03/23	127,651	127,600	127,600
BNS	Treasury, United States Department of, 0.00%-4.25%, due 9/14/23-11/15/51	232,256	212,244	4.77	03/31/23	04/03/23	208,083	208,000	208,000
BOA	Treasury, United States Department of, 0.38%, due 11/30/25	240,132	218,790	4.81	03/31/23	04/03/23	214,586	214,500	214,500
DUB	Federal National Mortgage Association, Inc., 4.00%-5.00%, due 7/1/52-3/1/53	184,451	181,968	4.79	03/31/23	04/03/23	178,471	178,400	178,400
GSC	Federal National Mortgage Association, Inc., 3.00%-5.50%, due 4/1/28-10/1/50	33,313	30,374
	Federal Home Loan Mortgage Corporation, 3.50%-4.50%, due 9/1/32-3/1/49	125	124
		33,438	30,498	4.76	03/31/23	04/03/23	29,912	29,900	29,900
JPM	Treasury, United States Department of, 0.00%-2.88%, due 11/2/23-6/15/25	18,069	17,646	4.79	03/31/23	04/03/23	17,307	17,300	17,300
NAT	Treasury, United States Department of, 0.13%-6.63%, due 5/31/24-2/15/52	219,735	225,109
	Federal Home Loan Bank, 3.00%, due 2/24/37	19,170	16,019
		238,905	241,128	4.78	03/31/23	04/03/23	236,494	236,400	236,400
RBC	Treasury, United States Department of, 0.00%-4.76%, due 7/31/23-8/31/23	33,803	33,960
	Federal National Mortgage Association, Inc., 3.50%, due 2/1/43	650	619
		34,453	34,579	4.79	03/31/23	04/03/23	33,914	33,900	33,900
									1,207,600

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,738,836	—	1,738,836
Repurchase Agreements	—	1,207,600	—	1,207,600
	—	2,946,436	—	2,946,436

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.6%
Financials 20.1%
American International Group, Inc.	434	21,850
Ares Management Corporation - Class A	253	21,123
Blackstone Inc. - Class A	150	13,159
Chubb Limited	118	22,866
Global Payments Inc.	143	15,065
JPMorgan Chase & Co.	354	46,069
LPL Financial Holdings Inc.	60	12,130
M&T Bank Corporation	202	24,160
MetLife, Inc.	435	25,189
Morgan Stanley	270	23,715
Raymond James Financial, Inc.	196	18,248
The PNC Financial Services Group, Inc.	157	19,911
Truist Financial Corporation	386	13,170
		276,655
Health Care 16.6%
AstraZeneca PLC - ADR	283	19,669
Becton, Dickinson and Company	88	21,738
Boston Scientific Corporation (a)	384	19,193
Centene Corporation (a)	350	22,154
Elevance Health, Inc.	61	27,906
Eli Lilly and Company	79	27,271
Merck & Co., Inc.	277	29,463
Pfizer Inc.	927	37,816
UnitedHealth Group Incorporated	49	22,918
		228,128
Information Technology 11.9%
Amdocs Limited	175	16,832
Analog Devices, Inc.	129	25,492
Cisco Systems, Inc.	754	39,400
Corning Incorporated	690	24,356
F5, Inc. (a)	128	18,633
NXP Semiconductors N.V.	95	17,763
Qualcomm Incorporated	173	22,088
		164,564
Industrials 10.7%
Emerson Electric Co.	202	17,591
Fortune Brands Innovations, Inc.	263	15,447
General Dynamics Corporation	74	16,992
Johnson Controls International Public Limited Company	405	24,417
Knight-Swift Transportation Holdings Inc. - Class A	258	14,585
L3Harris Technologies, Inc.	79	15,579
Raytheon Technologies Corporation	252	24,637
The Middleby Corporation (a)	122	17,957
		147,205
Energy 7.4%
ConocoPhillips	276	27,404
Coterra Energy Inc.	767	18,824
Diamondback Energy, Inc.	114	15,456
EOG Resources, Inc.	158	18,097
Phillips 66	224	22,688
		102,469
Consumer Discretionary 7.2%
Gentex Corporation	635	17,808
H & R Block, Inc.	491	17,293
Lennar Corporation - Class A	138	14,552
LKQ Corporation	321	18,213
The Home Depot, Inc.	73	21,544
Victoria's Secret & Co. (a)	295	10,085
		99,495
Real Estate 5.5%
CBRE Group, Inc. - Class A (a)	220	16,035
Gaming and Leisure Properties, Inc.	416	21,658
Host Hotels & Resorts, Inc.	962	15,858
Welltower Inc.	311	22,272
		75,823
Utilities 5.5%
Atmos Energy Corporation	158	17,730
Duke Energy Corporation	195	18,792
Exelon Corporation	458	19,189
Sempra Energy	133	20,091
		75,802
Consumer Staples 5.5%
Archer-Daniels-Midland Company	238	18,932
Keurig Dr Pepper Inc.	447	15,780
Mondelez International, Inc. - Class A	303	21,145
Unilever PLC - ADR	375	19,454
		75,311
Communication Services 5.0%
Alphabet Inc. - Class C (a)	324	33,693
Electronic Arts Inc.	166	19,985
Omnicom Group Inc.	162	15,319
		68,997
Materials 2.2%
Axalta Coating Systems Ltd. (a)	541	16,383
Sealed Air Corporation	300	13,769
		30,152
Total Common Stocks (cost $1,196,929)		1,344,601
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	49	13,941
Total Preferred Stocks (cost $13,777)		13,941
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 4.48% (b) (c)	17,519	17,519
Total Short Term Investments (cost $17,519)		17,519
Total Investments 99.9% (cost $1,228,225)		1,376,061
Other Assets and Liabilities, Net 0.1%		2,023
Total Net Assets 100.0%		1,378,084

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,344,601	—	—	1,344,601
Preferred Stocks	13,941	—	—	13,941
Short Term Investments	17,519	—	—	17,519
	1,376,061	—	—	1,376,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CAD - Canadian Dollar	GBP - British Pound	KZT - Kazakhstani Tenge	TRY - Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso

Abbreviations:

ADR - American Depositary Receipt	JIBAR - Johannesburg Interbank Average Rate
ASX - Australian Securities Exchange	LIBOR - London Interbank Offered Rate
BADLAR - Argentina Deposit Rates	LLC/L.L.C. - Limited Liability Companies
BIBOR – Bangkok Interbank Offered Rate	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MICEX - Moscow Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MPOR - Moscow Prime Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MSCI - Morgan Stanley Capital International
CDI - CHESS Depositary Interests	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.EM - Credit Default Swap Index - Emerging Markets	NVDR - Non-Voting Depository Receipt
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OAT - Obligations Assimilables du Tresor
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OBFR - Overnight Bank Funding Rate
CIEQVRUHP - Citi EQ US 1W Volatility Carry Index	PJSC - Private Joint Stock Company
CLO - Collateralized Loan Obligation	PLC/P.L.C./Plc - Public Limited Company
CMBX.NA - Commercial Mortgage-backed Securities Index North America	RBOB - Reformulated Blendstock for Oxygenate Blending
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	REIT - Real Estate Investment Trust
DAX - Deutscher Aktienindex	REMIC - Real Estate Mortgage Investment Conduit
DIP - Debtor-in-possession	RTS - Russian Trading System
EAFE - Europe, Asia and Far East	S&P - Standard & Poor's
ETF - Exchange Traded Fund	SCB - Standard Chartered Bank
EURIBOR - Europe Interbank Offered Rate	SDR - Sweedish Depositary Receipt
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 4.5 to 5.5 years	SONIA - Sterling Overnight Index Average
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 8.5 to 10.5 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBD - To Be Determined
term of 24 to 35 years	TIPS - Treasury Inflation-Protected Securities
Euro OAT - debt instrument issued by the Republic of Italy with a	TONAR - Tokyo Overnight Average Rate
term of 8.5 to 10.5 years	TOPIX - Tokyo Stock Price Index
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TSX - Toronto Stock Exchange
term of 1.75 to 2.25 years	ULSD - Ultra Low Sulfur Diesel
FTSE - Financial Times Stock Exchange	US - United States
GDR - Global Depositary Receipt
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	SBI - Sanford C.Bernstein & CO., INC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
BNS - Bank of Nova Scotia/Scotiabank	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services
BNY - Bank of New York	MBL - Macquarie Bank Limited	TDB - Toronto -Dominion Bank
BOA - Bancamerica Securities/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
BPC - BroadPoint Capital, Inc.	MSC - Morgan Stanley & Co. Inc.
CGM - Citigroup Global Markets	NAT - Natixis
CIB - Canadian Imperial Bank of Commerce	NSI - Normura Securities International Inc
CIT - Citibank, Inc	NTS - Northern Trust Securities
CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2023. The following table details the investments held during the period ended March 31, 2023.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	4,412	15,911	14,686	55	5,637	1.8
JNL iShares Tactical Moderate Fund	6,047	9,937	11,490	67	4,494	2.2
JNL iShares Tactical Moderate Growth Fund	6,079	8,246	8,173	66	6,152	2.0
JNL/Vanguard Growth ETF Allocation Fund	—	16,760	15,044	5	1,716	0.1
JNL/Vanguard Moderate ETF Allocation Fund	644	7,775	7,757	4	662	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	—	11,130	8,633	5	2,497	0.3
JNL Bond Index Fund	41,035	44,313	39,653	453	45,695	4.3
JNL Emerging Markets Index Fund	5,014	41,787	38,653	121	8,148	1.0
JNL International Index Fund	5,152	48,362	49,351	105	4,163	0.2
JNL Mid Cap Index Fund	30,703	77,317	93,155	266	14,865	0.5
JNL Small Cap Index Fund	5,239	72,091	68,233	86	9,097	0.4
JNL Multi-Manager Alternative Fund	150,931	255,017	216,589	1,592	189,359	17.2
JNL Multi-Manager Emerging Markets Equity Fund	9,939	40,935	36,624	126	14,250	1.5
JNL Multi-Manager International Small Cap Fund	6,260	39,070	33,880	95	11,450	1.8
JNL Multi-Manager Mid Cap Fund	46,305	206,996	138,430	539	114,871	7.8
JNL Multi-Manager Small Cap Growth Fund	43,450	164,350	130,226	692	77,574	3.5
JNL Multi-Manager Small Cap Value Fund	57,399	93,116	94,397	483	56,118	3.5
JNL Multi-Manager U.S. Select Equity Fund	15,054	46,773	51,211	189	10,616	3.1
JNL S&P 500 Index Fund	4,327	13,561	16,239	39	1,649	0.5
JNL/AB Sustainable Global Thematic Fund	656	2,492	2,988	9	160	1.0
JNL/AQR Large Cap Defensive Style Fund	18,590	23,330	18,834	250	23,086	5.7
JNL/Baillie Gifford International Growth Fund	13,416	59,907	60,917	153	12,406	1.5
JNL/Baillie Gifford U.S. Equity Growth Fund	3,665	4,980	8,028	11	617	0.8
JNL/BlackRock Global Allocation Fund	436,246	591,814	637,681	4,058	390,379	13.4
JNL/BlackRock Global Natural Resources Fund	44,981	107,941	137,344	258	15,578	1.1
JNL/BlackRock Large Cap Select Growth Fund	17,205	111,320	122,848	82	5,677	0.2
JNL/Causeway International Value Select Fund	2,114	164,903	123,488	245	43,529	2.7
JNL/ClearBridge Large Cap Growth Fund	28,519	74,321	68,990	261	33,850	2.4
JNL/DFA International Core Equity Fund	432	17,106	17,167	22	371	0.1
JNL/DFA U.S. Core Equity Fund	3,078	39,277	40,248	34	2,107	0.2
JNL/DFA U.S. Small Cap Fund	2,167	29,619	31,786	28	—	—
JNL/DoubleLine Core Fixed Income Fund	131,175	206,024	228,366	1,402	108,833	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	51,338	45,626	70	5,712	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund	16,461	266,685	236,611	898	46,535	2.5
JNL/DoubleLine Total Return Fund	38,251	97,945	106,501	340	29,695	1.4
JNL/Fidelity Institutional Asset Management Total Bond Fund	75,182	179,018	169,990	792	84,210	5.9
JNL/First Sentier Global Infrastructure Fund	10,034	45,523	54,255	151	1,302	0.1
JNL/Franklin Templeton Income Fund	20,204	123,931	105,294	242	38,841	2.4
JNL/Goldman Sachs 4 Fund	27,546	106,081	114,270	227	19,357	0.4
JNL/GQG Emerging Markets Equity Fund	14,833	62,941	65,922	138	11,852	1.8
JNL/Harris Oakmark Global Equity Fund	8,183	59,383	48,872	167	18,694	2.4
JNL/Heitman U.S. Focused Real Estate Fund	—	18,978	7,574	8	11,404	5.1
JNL/Invesco Diversified Dividend Fund	45,346	39,402	56,217	459	28,531	2.8
JNL/Invesco Global Growth Fund	10,713	37,823	46,591	46	1,945	0.1
JNL/Invesco Small Cap Growth Fund	59,866	76,546	94,292	543	42,120	2.5
JNL/JPMorgan Global Allocation Fund	47,180	206,366	231,636	404	21,910	2.1
JNL/JPMorgan Hedged Equity Fund	4,561	32,645	24,808	126	12,398	1.6
JNL/JPMorgan MidCap Growth Fund	63,740	158,394	143,951	488	78,183	2.7
JNL/JPMorgan U.S. Government & Quality Bond Fund	79,719	57,494	49,717	800	87,496	5.3
JNL/JPMorgan U.S. Value Fund	43,344	20,688	47,197	298	16,835	1.1
JNL/Lazard International Strategic Equity Fund	13,986	40,955	42,435	123	12,506	2.6
JNL/Loomis Sayles Global Growth Fund	3,078	35,185	32,287	49	5,976	1.0
JNL/Lord Abbett Short Duration Income Fund	9,927	129,234	126,696	77	12,465	1.2
JNL/Mellon Communication Services Sector Fund	436	61,628	58,754	38	3,310	1.1
JNL/Mellon Consumer Discretionary Sector Fund	2,240	78,289	79,363	69	1,166	0.1
JNL/Mellon Consumer Staples Sector Fund	555	36,807	35,546	23	1,816	0.3
JNL/Mellon Dow Index Fund	16,914	42,855	51,213	95	8,556	0.7
JNL/Mellon Energy Sector Fund	24,350	110,715	135,065	41	—	—
JNL/Mellon Financial Sector Fund	2,948	64,261	63,454	70	3,755	0.3
JNL/Mellon Healthcare Sector Fund	11,295	84,995	85,177	65	11,113	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Industrials Sector Fund	1,063	25,574	25,407	15	1,230	0.6
JNL/Mellon Information Technology Sector Fund	7,645	79,612	65,405	172	21,852	0.5
JNL/Mellon Materials Sector Fund	1,111	33,464	33,574	21	1,001	0.5
JNL/Mellon Nasdaq 100 Index Fund	44,789	187,374	139,854	681	92,309	1.7
JNL/Mellon Real Estate Sector Fund	202	8,938	8,224	8	916	0.5
JNL/Mellon S&P 500 Index Fund	90,383	130,994	132,066	662	89,311	0.8
JNL/Mellon U.S. Stock Market Index Fund	17,579	132,617	129,392	182	20,804	0.4
JNL/Mellon Utilities Sector Fund	3,485	25,272	28,536	16	221	—
JNL/Mellon World Index Fund	7,040	2,652	6,474	58	3,218	0.9
JNL/MFS Mid Cap Value Fund	32,194	33,048	58,981	208	6,261	0.3
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	1,671	1,671	1	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	10,075	9,471	8	604	0.2
JNL/Morningstar Wide Moat Index Fund	3,984	50,549	44,285	67	10,248	1.1
JNL/Neuberger Berman Commodity Strategy Fund	42,652	178,882	179,971	329	41,563	14.8
JNL/Neuberger Berman Gold Plus Strategy Fund	1,930	13,441	9,003	29	6,368	30.0
JNL/Neuberger Berman Strategic Income Fund	29,929	81,651	110,306	267	1,274	0.2
JNL/Newton Equity Income Fund	110,341	254,315	314,216	690	50,440	2.7
JNL/PPM America Floating Rate Income Fund	99,489	100,039	159,269	638	40,259	3.4
JNL/PPM America High Yield Bond Fund	27,807	134,158	102,079	383	59,886	4.3
JNL/PPM America Total Return Fund	500	254,656	174,007	283	81,149	5.6
JNL/RAFI Fundamental U.S. Small Cap Fund	3	16,796	16,561	15	238	0.1
JNL/RAFI Multi-Factor U.S. Equity Fund	1,310	41,276	39,018	31	3,568	0.2
JNL/T. Rowe Price Balanced Fund	—	10,730	9,198	9	1,532	0.3
JNL/T. Rowe Price Capital Appreciation Fund	14,082	119,472	133,554	125	—	—
JNL/T. Rowe Price Established Growth Fund	2,430	29,769	26,946	38	5,253	0.1
JNL/T. Rowe Price Mid-Cap Growth Fund	1,645	29,887	26,547	39	4,985	0.1
JNL/T. Rowe Price Short-Term Bond Fund	2,584	45,110	47,694	31	—	—
JNL/T. Rowe Price U.S. High Yield Fund	—	7,048	7,048	4	—	—
JNL/T. Rowe Price Value Fund	—	30,839	29,924	33	915	—
JNL/WCM China Quality Growth Fund	433	3,179	3,536	4	76	1.0
JNL/WCM Focused International Equity Fund	30,138	93,606	75,828	290	47,916	3.3
JNL/Westchester Capital Event Driven Fund	6,617	38,583	37,116	46	8,084	6.2
JNL/Western Asset Global Multi-Sector Bond Fund	5,823	25,083	23,689	85	7,217	1.8
JNL/William Blair International Leaders Fund	4,843	62,145	53,451	64	13,537	1.6
JNL/WMC Balanced Fund	541,031	429,852	930,961	2,066	39,922	0.5
JNL/WMC Equity Income Fund	14,785	76,641	74,888	130	16,538	1.3
JNL/WMC Global Real Estate Fund	13,607	58,265	65,626	60	6,246	0.9
JNL/WMC Value Fund	6,744	73,015	62,240	145	17,519	1.3

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	2,115	13,083	9,249	24	5,950	0.6
JNL/T. Rowe Price Balanced Fund	9,951	8,591	14,794	82	3,748	0.8
JNL/T. Rowe Price Capital Appreciation Fund	839,014	758,709	890,193	8,033	707,530	6.1
JNL/T. Rowe Price Established Growth Fund	343,135	281,832	621,714	934	3,253	—
JNL/T. Rowe Price Mid-Cap Growth Fund	188,148	104,762	113,013	2,197	179,898	3.5
JNL/T. Rowe Price Short-Term Bond Fund	5,998	125,027	118,629	124	12,396	0.8
JNL/T. Rowe Price U.S. High Yield Fund	14,514	53,898	45,039	201	23,373	4.3
JNL/T. Rowe Price Value Fund	56,745	143,935	197,414	202	3,267	0.1

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2023.

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	4,661	145,850	133,484	89	17,027	5.5
JNL iShares Tactical Moderate Fund	10,977	116,420	108,549	83	18,848	9.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Moderate Growth Fund	4,935	118,553	104,744	82	18,744	6.1
JNL/Vanguard Growth ETF Allocation Fund	15,138	230,073	219,071	154	26,140	1.3
JNL/Vanguard Moderate ETF Allocation Fund	7,191	179,734	182,430	51	4,495	0.9
JNL/Vanguard Moderate Growth ETF Allocation Fund	10,460	310,214	299,638	177	21,036	2.3
JNL Bond Index Fund	1,636	11,958	10,043	28	3,551	0.3
JNL Emerging Markets Index Fund	1,844	5,449	5,329	17	1,964	0.2
JNL International Index Fund	9,860	20,158	13,265	33	16,753	0.8
JNL Mid Cap Index Fund	6,464	41,996	30,822	80	17,638	0.6
JNL Small Cap Index Fund	2,862	48,470	41,940	74	9,392	0.4
JNL Multi-Manager Alternative Fund	1,590	15,484	17,069	6	5	—
JNL Multi-Manager Emerging Markets Equity Fund	1	13,421	8,967	19	4,455	0.5
JNL Multi-Manager International Small Cap Fund	5,532	4,583	5,918	23	4,197	0.7
JNL Multi-Manager Mid Cap Fund	5,174	25,289	11,910	48	18,553	1.3
JNL Multi-Manager Small Cap Growth Fund	10,184	85,374	72,905	168	22,653	1.0
JNL Multi-Manager Small Cap Value Fund	1,819	32,236	29,240	35	4,815	0.3
JNL S&P 500 Index Fund	6	1,007	1,013	1	—	—
JNL/AQR Large Cap Defensive Style Fund	—	8,565	8,565	2	—	—
JNL/Baillie Gifford International Growth Fund	209	6,458	4,585	11	2,082	0.3
JNL/Baillie Gifford U.S. Equity Growth Fund	198	3,078	2,889	3	387	0.5
JNL/BlackRock Global Allocation Fund	13,339	134,361	130,386	141	17,314	0.6
JNL/BlackRock Global Natural Resources Fund	44	106,194	55,875	24	50,363	3.5
JNL/Causeway International Value Select Fund	—	22,440	21,994	24	446	—
JNL/DFA International Core Equity Fund	2,736	11,913	10,320	18	4,329	1.7
JNL/DFA U.S. Core Equity Fund	648	2,309	2,544	2	413	—
JNL/DFA U.S. Small Cap Fund	1,739	5,379	5,384	13	1,734	0.3
JNL/DoubleLine Core Fixed Income Fund	8,025	80,807	79,156	73	9,676	0.3
JNL/DoubleLine Emerging Markets Fixed Income Fund	2,307	20,385	19,127	57	3,565	0.6
JNL/DoubleLine Total Return Fund	—	78,400	78,400	29	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	7,484	78,995	77,130	132	9,349	0.7
JNL/First Sentier Global Infrastructure Fund	—	65,610	65,443	41	167	—
JNL/Franklin Templeton Income Fund	33,712	74,148	65,575	304	42,285	2.6
JNL/Goldman Sachs 4 Fund	—	78,627	71,177	49	7,450	0.1
JNL/GQG Emerging Markets Equity Fund	26,203	39,504	55,943	85	9,764	1.4
JNL/Harris Oakmark Global Equity Fund	21	—	21	—	—	—
JNL/Heitman U.S. Focused Real Estate Fund	—	17,539	17,064	5	475	0.2
JNL/Invesco Global Growth Fund	1,154	3,219	3,342	9	1,031	0.1
JNL/Invesco Small Cap Growth Fund	—	33	33	—	—	—
JNL/JPMorgan Global Allocation Fund	907	22,287	12,624	43	10,570	1.0
JNL/JPMorgan MidCap Growth Fund	—	7,377	7,377	2	—	—
JNL/Lazard International Strategic Equity Fund	2,918	8,294	9,068	18	2,144	0.4
JNL/Lord Abbett Short Duration Income Fund	1,035	66,279	65,825	99	1,489	0.1
JNL/Mellon Communication Services Sector Fund	432	2,509	2,111	5	830	0.3
JNL/Mellon Consumer Discretionary Sector Fund	3,852	14,791	12,218	52	6,425	0.5
JNL/Mellon Consumer Staples Sector Fund	—	2,236	1,718	2	518	0.1
JNL/Mellon Energy Sector Fund	473	2,637	2,777	3	333	—
JNL/Mellon Financial Sector Fund	405	6,193	6,015	5	583	—
JNL/Mellon Healthcare Sector Fund	1,146	8,234	7,885	12	1,495	—
JNL/Mellon Industrials Sector Fund	55	426	441	1	40	—
JNL/Mellon Information Technology Sector Fund	2,803	24,060	20,620	48	6,243	0.1
JNL/Mellon Materials Sector Fund	—	1,226	1,087	1	139	0.1
JNL/Mellon Nasdaq 100 Index Fund	6,975	63,528	52,728	138	17,775	0.3
JNL/Mellon Real Estate Sector Fund	380	8,813	8,462	8	731	0.4
JNL/Mellon S&P 500 Index Fund	133,832	514,201	505,117	1,056	142,916	1.3
JNL/Mellon U.S. Stock Market Index Fund	4,805	27,840	27,356	45	5,289	0.1
JNL/Mellon Utilities Sector Fund	—	2,608	2,608	—	—	—
JNL/Mellon World Index Fund	401	9,107	7,135	13	2,373	0.6
JNL/MFS Mid Cap Value Fund	182	39,442	39,624	4	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	3	3	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	66	684	660	1	90	—
JNL/Neuberger Berman Strategic Income Fund	7,819	57,772	50,299	118	15,292	2.3
JNL/Newton Equity Income Fund	—	33,635	20,090	52	13,545	0.7
JNL/PIMCO Income Fund	991	16,654	12,762	19	4,883	0.4
JNL/PIMCO Investment Grade Credit Bond Fund	611	21,031	16,678	62	4,964	0.5
JNL/PIMCO Real Return Fund	—	94	94	—	—	—
JNL/PPM America High Yield Bond Fund	20,460	90,590	81,888	244	29,162	2.1
JNL/PPM America Total Return Fund	5,700	59,879	60,895	39	4,684	0.3
JNL/RAFI Fundamental U.S. Small Cap Fund	914	5,125	5,191	9	848	0.2
JNL/RAFI Multi-Factor U.S. Equity Fund	1,416	6,499	7,408	8	507	—
JNL/T. Rowe Price Balanced Fund	869	10,879	9,421	17	2,327	0.5
JNL/T. Rowe Price Capital Appreciation Fund	41,404	109,377	119,072	272	31,709	0.3
JNL/T. Rowe Price Established Growth Fund	—	22	22	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Mid-Cap Growth Fund	—	7,157	7,157	3	—	—
JNL/T. Rowe Price Short-Term Bond Fund	—	73,999	64,085	78	9,914	0.6
JNL/T. Rowe Price U.S. High Yield Fund	11,100	60,359	49,746	173	21,713	4.0
JNL/T. Rowe Price Value Fund	—	492	492	—	—	—
JNL/WCM Focused International Equity Fund	—	26,445	—	3	26,445	1.8
JNL/Western Asset Global Multi-Sector Bond Fund	795	17,344	8,329	34	9,810	2.5
JNL/William Blair International Leaders Fund	—	21,676	21,676	4	—	—
JNL/WMC Balanced Fund	34,650	233,320	264,896	171	3,074	—
JNL/WMC Equity Income Fund	3,063	34,893	36,197	7	1,759	0.1
JNL/WMC Global Real Estate Fund	—	27,141	12,093	36	15,048	2.2
JNL/WMC Value Fund	—	1,028	1,028	—	—	—

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2023

corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2023:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/WCM China Quality Growth Fund
Common Stocks	—	250[3]	(250)[3]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	4,585	—	—	278	254	(2,081)	3,036[4]	278

1 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2023.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2023 except for those noted.

3 During the period, the valuation of common stocks held in JNL/WCM China Quality Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using an ADR Adjustment and considered a Level 3 valuation.

4  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2023.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Market Approach	Price Per Share	2.355 – 3.855 (3.095)

† Unobservable inputs were weighted by the relative fair value of the instruments.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at March 31, 2023. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(41,976)
JNL Multi-Manager International Small Cap Fund
Common Stocks	(5,911)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(58,549)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.